                    File Numbers: 333-140230 and 811-04294

                      SECURITIES AND EXCHANGE COMMISSION

                            Washington, D.C. 20549

                                   FORM N-4

           REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933 X


                      Post-Effective Amendment Number 39


                            Registration Statement

                                    and/or

       REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940 X


                      Post-Effective Amendment Number 315


                           VARIABLE ANNUITY ACCOUNT

                          (Exact Name of Registrant)

                       Minnesota Life Insurance Company
                              (Name of Depositor)

            400 Robert Street North, St. Paul, Minnesota 55101-2098 (Address of Depositor's Principal Executive Offices) (Zip Code)

                                (651) 665-3500
              (Depositor's Telephone Number, Including Area Code)

                           Gary R. Christensen, Esq.
             Senior Vice President, Secretary and General Counsel
                       Minnesota Life Insurance Company
                            400 Robert Street North
                        St. Paul, Minnesota 55101-2098
                    (Name and Address of Agent for Service)

It is proposed that this filing will became effective (check appropriate box)
[_] Immediately upon filing pursuant to paragraph (b)

[X] on May 1, 2019 pursuant to paragraph (b) of Rule 485

[_] 60 days after filing pursuant to paragraph (a) (i)
[_] on (date) pursuant to paragraph (a) (i)
[_] 75 days after filing pursuant to paragraph (a) (ii)
[_] on (date) pursuant to paragraph (a) (ii) of Rule 485.
If appropriate, check the following box:
[_] this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

TITLE OF SECURITIES BEING REGISTERED
   Variable Annuity Contracts

                                    PART A

                     INFORMATION REQUIRED IN A PROSPECTUS

MultiOption Extra
Variable Annuity Contract
Minnesota Life Insurance Company

[LOGO]     MINNESOTALIFE



400 Robert Street North . St. Paul, Minnesota 55101-2098 . Telephone:
1-800-362-3141 . http://www.securian.com

This Prospectus sets forth the information that a prospective investor should know before investing. It describes an individual, flexible payment, variable annuity contract (the "contract") offered by the Minnesota Life Insurance Company. This contract is designed for long term investors. It may be used in connection with all types of personal retirement plans or independent of a retirement plan.

This contract is NOT:
  .  a bank deposit or obligation
  .  federally insured
  .  endorsed by any bank or government agency

We will add a credit enhancement to your contract value each time you make a purchase payment during the first contract year. The expenses for this annuity may be higher than the expenses of an annuity without a credit enhancement. We recover the cost of providing the credit enhancements through higher fees and expenses. The credit enhancements may, over time, be more than offset by the higher expenses.

Your contract value and the amount of each variable annuity payment will vary in accordance with the performance of the investment portfolio(s)
("Portfolio(s)") you select for amounts allocated to the variable annuity account. You bear the entire investment risk for amounts allocated to those Portfolios.

You may invest your contract values in our variable annuity account or certain fixed investment options that are available.

The variable annuity account invests in the following Fund Portfolios:


[LOGO]
            SECURIAN
        ASSET MANAGEMENT


Securian Funds Trust
..  SFT Core Bond Fund -- Class 2 Shares
..  SFT Dynamic Managed Volatility Fund
..  SFT Government Money Market Fund
..  SFT Index 400 Mid-Cap Fund -- Class 2 Shares
..  SFT Index 500 Fund -- Class 2 Shares
..  SFT International Bond Fund -- Class 2 Shares

..  SFT Ivy/SM/ Growth Fund*
..  SFT Ivy/SM/ Small Cap Growth Fund*

..  SFT Managed Volatility Equity Fund


..  SFT Real Estate Securities Fund -- Class 2 Shares


..  SFT T. Rowe Price Value Fund
..  SFT Wellington Core Equity Fund -- Class 2 Shares

  *'Ivy' is the service mark of Ivy Distributors, Inc., an affiliate of the Ivy
   Investment Management Company, the funds' subadvisor.

[LOGO]        AB
      ALLIANCE BERNSTEIN
         Investments

AB Variable Products Series Fund, Inc.
..  Dynamic Asset Allocation Portfolio -- Class B Shares
..  International Value Portfolio -- Class B Shares

[LOGO] American Century
       Investments/R/

American Century Variable Portfolios, Inc.
..  VP Income & Growth Fund -- Class II Shares
American Century Variable Portfolios II, Inc.
..  VP Inflation Protection Fund -- Class II Shares

[LOGO]

American Funds Insurance Series(R)
..  Global Bond Fund - Class 2 Shares
..  Global Growth Fund - Class 2 Shares
..  Global Small Capitalization Fund - Class 2 Shares
..  Growth Fund - Class 2 Shares
..  Growth-Income Fund - Class 2 Shares
..  International Fund - Class 2 Shares
..  New World Fund(R) - Class 2 Shares
..  U.S. Government/AAA-Rated Securities Fund - Class 2 Shares

[LOGO]

Legg Mason Partners Variable Equity Trust
..  ClearBridge Variable Small Cap Growth Portfolio -- Class II Shares

[LOGO] Fidelity/(R)/
       INVESTMENTS

Fidelity(R) Variable Insurance Products Funds
..  Equity-Income Portfolio -- Service Class 2 Shares
..  Mid Cap Portfolio -- Service Class 2 Shares

[LOGO](R) FRANKLIN TEMPLETON
             INVESTMENTS

Franklin Templeton Variable Insurance Products Trust
..  Franklin Mutual Shares VIP Fund -- Class 2 Shares
..  Franklin Small Cap Value VIP Fund -- Class 2 Shares
..  Franklin Small-Mid Cap Growth VIP Fund -- Class 2 Shares
..  Templeton Developing Markets VIP Fund -- Class 2 Shares

[LOGO] Goldman Sachs Asset Management

Goldman Sachs Variable Insurance Trust
.. Goldman Sachs VIT Global Trends Allocation Fund -- Service Shares .. Goldman Sachs VIT High Quality Floating Rate Fund -- Service Shares

[LOGO]

AIM Variable Insurance Funds (Invesco Variable Insurance Funds) .. Invesco V.I. American Value Fund -- Series II Shares
..  Invesco V.I. Comstock Fund -- Series II Shares
..  Invesco V.I. Equity and Income Fund -- Series II Shares
..  Invesco V.I. Growth and Income Fund -- Series II Shares
..  Invesco V.I. Small Cap Equity Fund -- Series II Shares

[LOGO] IVY INVESTMENTS/R/





Ivy Variable Insurance Portfolios
..  Ivy VIP Asset Strategy -- Class II Shares
..  Ivy VIP Balanced -- Class II Shares
..  Ivy VIP Core Equity -- Class II Shares
..  Ivy VIP Global Growth -- Class II Shares
..  Ivy VIP High Income -- Class II Shares
..  Ivy VIP International Core Equity -- Class II Shares


..  Ivy VIP Mid Cap Growth -- Class II Shares
..  Ivy VIP Natural Resources -- Class II Shares
..  Ivy VIP Science and Technology -- Class II Shares
..  Ivy VIP Small Cap Core -- Class II Shares

..  Ivy VIP Small Cap Growth -- Class II Shares

..  Ivy VIP Value -- Class II Shares
..  Ivy VIP Pathfinder Moderate -- Managed Volatility -- Class II Shares
..  Ivy VIP Pathfinder Moderately Aggressive -- Managed Volatility -- Class II
   Shares
..  Ivy VIP Pathfinder Moderately Conservative -- Managed Volatility -- Class II
   Shares

[LOGO] JANUS HENDERSON
          INVESTORS

Janus Aspen Series

..  Janus Henderson Balanced Portfolio -- Service Shares
.. Janus Henderson Flexible Bond Portfolio -- Service Shares .. Janus Henderson Forty Portfolio -- Service Shares
.. Janus Henderson Mid Cap Value Portfolio -- Service Shares .. Janus Henderson Overseas Portfolio -- Service Shares


[LOGO] MFS/(SM)/




MFS(R) Variable Insurance Trust
..  MFS(R) Mid Cap Growth Series -- Service Class

MFS(R) Variable Insurance Trust II
..  MFS(R) International Value Portfolio -- Service Class

[LOGO]

Morgan Stanley Variable Insurance Fund, Inc.
..  Morgan Stanley VIF Emerging Markets Equity Portfolio -- Class II Shares

[LOGO]

ALPS Variable Investment Trust
..  Morningstar Aggressive Growth ETF Asset Allocation Portfolio -- Class II
   Shares*
..  Morningstar Balanced ETF Asset Allocation Portfolio -- Class II Shares*
.. Morningstar Conservative ETF Asset Allocation Portfolio -- Class II Shares* .. Morningstar Growth ETF Asset Allocation Portfolio -- Class II Shares*
..  Morningstar Income and Growth ETF Asset Allocation Portfolio -- Class II
   Shares*

  *These portfolios are structured as fund of funds that invest directly in shares of underlying funds, See the section entitled "An Overview of Contract Features -- The Portfolios" for additional information.

[LOGO] NEUBERGER BERMAN



Neuberger Berman Advisers Management Trust
..  Neuberger Berman AMT Sustainable Equity Portfolio -- S Class Shares

[LOGO]
OppenheimerFunds/TM/
The Right Way to Invest

Oppenheimer Variable Account Funds

..  Oppenheimer International Growth Fund/VA -- Service Shares*
..  Oppenheimer Main Street Small Cap Fund(R)/VA -- Service Shares*

  *Subject to shareholder approval, on or about May 24, 2019, the Oppenheimer
   International Growth Fund/VA will merge into the Invesco Oppenheimer V.I. International Growth Fund and the Oppenheimer Main Street Small Cap Fund(R)/VA will merge into the Invesco Oppenheimer V.I. Main Street Small Cap Fund(R).




PIMCO Variable Insurance Trust
.. PIMCO VIT Global Diversified Allocation Portfolio -- Advisor Class Shares .. PIMCO VIT Low Duration Portfolio -- Advisor Class Shares
..  PIMCO VIT Total Return Portfolio -- Advisor Class Shares

[LOGO] Putnam Investments

Putnam Variable Trust
..  Putnam VT Equity Income Fund -- Class IB Shares
..  Putnam VT Growth Opportunities -- Class IB Shares
..  Putnam VT International Equity Fund -- Class IB Shares
..  Putnam VT Sustainable Leaders Fund -- Class IB Shares

[LOGO] TOPS/R/


Northern Lights Variable Trust
..  TOPS(R) Managed Risk Balanced ETF Portfolio -- Class 2 Shares
..  TOPS(R) Managed Risk Flex ETF Portfolio
..  TOPS(R) Managed Risk Growth ETF Portfolio -- Class 2 Shares
..  TOPS(R) Managed Risk Moderate Growth ETF Portfolio -- Class 2 Shares

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the shareholder reports for portfolio companies available under your contract will no longer be sent by mail, unless you specifically request paper copies of the reports from us. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from us electronically by calling our customer service line at 800-362-3141.

You may elect to receive all future reports in paper free of charge. You can inform us that you wish to continue receiving paper copies of your shareholder reports by calling our customer service line at 800-362-3141. Your election to receive reports in paper will apply to all portfolio companies under your contract.

This Prospectus includes the information you should know before purchasing a contract. You should read it and keep it for future reference. A Statement of Additional Information, with the same date, contains further contract information. It has been filed with the Securities and Exchange Commission ("SEC") and is incorporated by reference into this Prospectus. A copy of the Statement of Additional Information may be obtained without charge by calling:
1-800-362-3141 or by writing to us at the address shown above. The table of contents for the Statement of Additional Information may be found at the end of this Prospectus. A copy of the text of this Prospectus and the Statement of Additional Information may also be found at the SEC's web site: http://www.sec.gov, via its EDGAR database.

The Securities and Exchange Commission has not approved or disapproved these securities or passed upon the accuracy or adequacy of this Prospectus. Any representation to the contrary is a criminal offense.

This Prospectus should be read carefully and retained for future reference.


The date of this Prospectus and of the Statement of Additional Information is:
May 1, 2019.

                               Table of Contents

                                                                  Page
         Special Terms..........................................      1
         How To Contact Us......................................      4
         An Overview of Contract Features.......................      4
         Contract Charges and Expenses..........................     15
         Condensed Financial Information and Financial
          Statements............................................     20
         Description of the Contract............................     26
           Right of Cancellation or "Free Look".................     26
           1035 Exchanges or Replacements.......................     27
           Purchase Payments....................................     27
           Credit Enhancement and Recapture.....................     27
           Automatic Purchase Plan..............................     29
           Purchase Payment Allocation Options..................     29
           Focused Portfolio Strategies or Models...............     29
           CustomChoice Allocation Option.......................     30
           CustomChoice II Allocation Option....................     34
           SimpleChoice Asset Allocation Portfolios.............     37
           Transfers............................................     38
           Market Timing and Disruptive Trading.................     39
           Systematic Transfer Arrangements.....................     40
              Automatic Portfolio Rebalancing...................     40
              Dollar Cost Averaging.............................     41
              DCA Fixed Account Option..........................     41
           Purchase Payments and Value of the Contract..........     42
              Crediting Accumulation Units......................     42
              Value of the Contract.............................     43
              Accumulation Unit Value...........................     43
           Net Investment Factor for Each Valuation Period......     44
           Redemptions, Withdrawals and Surrender...............     44
           Modification and Termination of the Contract.........     45
           Assignment...........................................     45
           Deferment of Payment.................................     46
           Confirmation Statements and Reports..................     46
         Contract Charges and Fees..............................     46
           Deferred Sales Charge................................     46
           Nursing Home or Terminal Illness Waiver..............     48
           Mortality and Expense Risk Charge....................     48
           Administrative Charge................................     49
           Annual Maintenance Fee...............................     49
           Optional Contract Rider Charges......................     49
           Premium Taxes........................................     56
           Transfer Charges.....................................     56
           Market Value Adjustment..............................     56
           Underlying Portfolio Charges.........................     56
         Annuitization Benefits and Options.....................     57
           Annuity Payments.....................................     57
           Electing the Retirement Date and Annuity Option......     57
           Annuity Options......................................     58
           Calculation of Your First Annuity Payment............     59
           Amount of Subsequent Variable Annuity Payments.......     60
           Value of the Annuity Unit............................     60
           Transfers after you have Annuitized your Contract....     60
         Death Benefits.........................................     61
           Before Annuity Payments Begin........................     61
           Optional Death Benefits..............................     63
              Highest Anniversary Value II (HAV II) Death
               Benefit Option...................................     64
              Premier II Death Benefit Option...................     65
              Estate Enhancement Benefit II (EEB II)
               Option...........................................     66
              MyPath Highest Anniversary Death Benefit
               (MyPath DB) (Single and Joint) Option............     67
              Highest Anniversary Value Death Benefit
               Option...........................................     70
              Premier Death Benefit Option......................     72
              Estate Enhancement Benefit (EEB) Option...........     74
           Death Benefits After Annuity Payments Begin..........     75
           Abandoned Property Requirements......................     75
         Other Contract Options (Living Benefits)...............     76
           MyPath Lifetime Income Optional Riders...............     77
           Guaranteed Minimum Income Benefit (GMIB)
            Option..............................................    122
           Encore Lifetime Income -- Single (Encore -- Single)
            Option..............................................    130
           Encore Lifetime Income -- Joint (Encore -- Joint)
            Option..............................................    137
           Ovation Lifetime Income II -- Single (Ovation II --
            Single) Option......................................    145

                                                                  Page
           Ovation Lifetime Income II -- Joint
            (Ovation II -- Joint) Option........................    154
           Ovation Lifetime Income -- Single (Ovation --
            Single) Option......................................    162
           Ovation Lifetime Income -- Joint (Ovation -- Joint)
            Option..............................................    171
           Guaranteed Lifetime Withdrawal Benefit (GLWB)
            Option..............................................    179
           Guaranteed Income Provider Benefit (GIPB)
            Option..............................................    185
           Guaranteed Lifetime Withdrawal Benefit II- Single
            (GLWB II-Single) Option.............................    188
           Guaranteed Lifetime Withdrawal Benefit II- Joint
            (GLWB II-Joint) Option..............................    194
           Guaranteed Minimum Withdrawal Benefit (GMWB)
            Option..............................................    201
         General Information....................................    207
           The Company -- Minnesota Life Insurance
            Company.............................................    207
           The Separate Account -- Variable Annuity
            Account.............................................    207
           Changes to the Separate Account -- Additions,
            Deletions or Substitutions..........................    207
           Compensation Paid for the Sale of Contracts..........    208
           Payments Made by Underlying Mutual Funds.............    210
           Fixed Account(s) and the Guaranteed Term
            Account.............................................    211
         Voting Rights..........................................    213
         Federal Tax Status.....................................    214
         Performance Data.......................................    222
         Cybersecurity..........................................    222
         Statement of Additional Information....................    223
         Appendix A -- Condensed Financial Information and
          Financial Statements..................................    A-1
         Appendix B -- Illustration of Variable Annuity
          Values................................................    B-1
           Illustration of Variable Annuity Income..............    B-1
           Illustration of Market Value Adjustments.............    B-2
         Appendix C -- Types of Qualified Plans.................    C-1
         Appendix D -- Examples Illustrating the Guaranteed
          Income Provider Benefit Option........................    D-1
         Appendix E -- Examples of the Guaranteed Minimum
          Withdrawal Benefit Option.............................    E-1
         Appendix F -- Examples of the Guaranteed Lifetime
          Withdrawal Benefit Option.............................    F-1
         Appendix G -- Examples Illustrating Recapture of
          Credit Enhancements...................................    G-1
         Appendix H -- Examples of the Guaranteed Lifetime
          Withdrawal Benefit II-Single and Joint Options........    H-1
         Appendix I -- Examples of the Guaranteed Minimum
          Income Benefit Option.................................    I-1
         Appendix J -- Examples of the Encore Lifetime Income
          Single and Joint Options..............................    J-1
         Appendix K -- Examples of the Ovation Lifetime
          Income Single and Joint Options.......................    K-1
         Appendix L -- Examples of the Ovation Lifetime
          Income II Single and Joint Options....................    L-1
         Appendix M -- Examples of the Highest Anniversary
          Value II Death Benefit Rider..........................    M-1
         Appendix N -- Examples of the Premier II Death
          Benefit Option........................................    N-1
         Appendix O -- Examples of the Estate Enhancement
          Benefit II Option.....................................    O-1
         Appendix P -- Examples of the MyPath Highest
          Anniversary Death Benefit Single and Joint
          Options...............................................    P-1
         Appendix Q -- Examples of the MyPath Core Flex
          Single and Joint Options..............................    Q-1
         Appendix R -- Examples of the MyPath Ascend Single
          and Joint Options.....................................    R-1
         Appendix S -- Examples of the MyPath Summit Single
          and Joint Options.....................................    S-1
         Appendix T -- Examples of the MyPath Value Single
          and Joint Options.....................................    T-1
         Appendix U -- Examples of the MyPath Ascend 2.0
          Single and Joint Options..............................    U-1
         Appendix V -- Historic Benefit Base Enhancement
          Rates and Annual Income Percentages...................    V-1

--------------------------------------------------------------------------------
This Prospectus is not an offering in any jurisdiction in which the offering would be unlawful. We have not authorized any dealer, salesperson, representative or other person to give any information or make any representations in connection with this offering other than those contained in the Prospectus, and, if given or made, you should not rely on them.
--------------------------------------------------------------------------------

Special Terms

As used in this Prospectus, the following terms have the indicated meanings:

Accumulation Unit: an accounting unit of measure used to calculate the value of a sub-account of the variable annuity account, of this contract before annuity payments begin.

Accumulation Unit Value: the value of an Accumulation Unit. Accumulation Unit Value of any Sub-account is subject to change on any Business Day in much the same way that the value of a mutual fund share changes each day. The fluctuations in value reflect the investment results, expenses of and charges against the Portfolio in which the Sub-Account invests its assets. Fluctuations also reflect charges against the Separate Account.

Annuitant: the person named as annuitant upon whose lifetime annuity payment benefits will be determined under this contract. An annuitant's life may also be used to determine the value of death benefits and to determine the maturity date. If the annuitant is other than the owner and dies prior to the annuity commencement date, the owner may name a new annuitant.

Annuity: a series of payments for life; for life with a minimum number of payments guaranteed; for the joint lifetime of the annuitant and another person and thereafter during the lifetime of the survivor; or for a period certain.

Annuity Unit: an accounting unit of measure used to calculate the value of annuity payments under a variable annuity income option.

Assumed Investment Return: the annual investment return (AIR) used to determine the amount of the initial variable annuity payment. Currently the AIR is equal to 4.5%.

Beneficiary: the person, persons or entity designated to receive any death benefit proceeds payable on the death of any contract owner prior to the annuity commencement date; or to receive any remaining annuity benefits payable on the death of the annuitant after the annuity commencement date. Prior to the annuity commencement date the beneficiary will be the first person on the following list who is alive on the date of death; the joint contract owner (if any), the primary (class 1) beneficiary, the secondary (class 2) beneficiary or, if none of the above is alive, to the executor or administrator of your estate.

Business Day: generally, any day on which the New York Stock Exchange (NYSE) is open for trading. The Company's Business Day ends at 3:00 p.m. (Central
Time) or the close of regular trading of the NYSE, if earlier.

Code:  the Internal Revenue Code of 1986, as amended.

Commuted Value: the present value of any remaining period certain payments payable in a lump sum. The value will be based upon the then current dollar amount of one payment and the same interest rate that served as a basis for the annuity. If a commuted value is elected for a period certain on a variable annuity payment during the life of the annuitant, a deferred sales charge may apply.

Contract Anniversary: the same day and month as the contract date for each succeeding year of this contract.

Contract Date: the effective date of your contract. It is also the date from which we determine contract anniversaries and contract years.


Contract Owner: the owner of the contract, which could be a natural person(s), or a corporation, trust, or custodial account that holds the contract as agent for the sole benefit of a natural person(s). The owner has all rights under this contract.


Contract Value: the sum of your values in the DCA Fixed Account, Fixed Account, the guarantee periods of the guaranteed term account, and the sub-accounts of the variable annuity account on any valuation date prior to the annuity commencement date.

Contract Year: a period of one year beginning with the contract date and continuing up to (but not including) the next contract anniversary or beginning with a contract anniversary and continuing up to (but not including) the next contract anniversary.

Credit Enhancement: an amount added to the contract value equal to a percentage of each purchase payment received during the first contract year.

Designated Life: for the applicable optional death benefit and optional living benefit riders, the "Designated Life" is the owner of the contract, or the annuitant in the case of an owner that is not a natural person, unless otherwise agreed to by us. The Designated Life will be used to determine the benefits under the single versions of the optional riders. The Designated Life will be shown on your contract rider. For the single versions of the optional rider, a Designated Life may not be added or changed after the rider effective date. For joint versions of the optional rider, an owner must be a natural person.

Dollar Cost Averaging (DCA) Fixed Account: the DCA Fixed Account provides dollar cost averaging options that are available for purchase payment allocations. Any purchase payments allocated to a DCA Fixed Account option will be transferred in approximately equal installments to your selected sub-accounts of the variable annuity account over a specific time period based on the DCA Fixed Account option elected. Making transfers in this fashion is also known as dollar cost averaging. Amounts allocated to the DCA Fixed Account options are part of our general account. You may not transfer amounts from the Fixed Account, the Guaranteed Term Account, or the sub-accounts to the DCA Fixed Account.

Fixed Account: the fixed account is only available for fixed dollar annuity payments. You may not elect to transfer amounts to the fixed account. If you elect fixed dollar annuity payments, your contract value will automatically be transferred to the fixed account as of the date we receive your written request electing annuity payments. For any period prior to the annuity commencement date, interest will be credited on amounts in the fixed account at an annual rate at least equal to the guaranteed rate shown on page one of your contract. Amounts in the fixed account are part of our General Account.

Fixed Annuity: an annuity providing for payments of guaranteed amounts throughout the payment period.

General Account: includes assets held in the Fixed Account, DCA Fixed Account and all other Company assets not allocated to a Separate Account. General Account assets are subject to the financial strength and claims paying ability of the Company.

Guarantee Period: in the Guaranteed Term Account, a period of one or more years, for which the current interest rate is guaranteed. Allocation to a particular guarantee period is an allocation to the guaranteed term account.

Guaranteed Term Account: Not available to contracts issued on or after June 1, 2011 (or such later date if approved later in your state); a non-unitized separate account providing guarantee periods of different lengths. Purchase payments or transfers may be allocated to one or more of the available guarantee periods within the guaranteed term account. Amounts allocated are credited with interest rates guaranteed by us for the entire guarantee period. The assets of the guaranteed term account are ours and are not subject to claims arising out of any other business of ours.

Joint Annuitant: the person named as joint annuitant upon whose life, together with the annuitant, annuity payments may be determined. If joint annuitants are named, all references to annuitant shall mean the joint annuitants.

Joint Designated Life and Designated Lives: for the applicable optional death benefit and optional living benefit riders, the "Joint Designated Life" is either the joint owner or the sole primary beneficiary on the contract, unless otherwise agreed to by us. The Joint Designated Life must be the spouse of the Designated Life. "Designated Lives" will mean both the Designated Life and Joint Designated Life. The Designated Life and Joint Designated Life will be used to determine the benefits under the joint versions of the optional riders. The Designated Life and Joint Designated Life will be shown on your contract rider. A Joint Designated Life may be removed because of divorce, but otherwise may not be added or changed after the rider effective date. The joint versions of the optional riders are not beneficial to the Joint Designated Life unless he or she is recognized as a spouse under federal law. Consult your tax advisor prior to purchasing the joint version of an optional rider if you have questions about your spouse's status under federal law.

Joint Owner: if more than one owner has been designated, each owner shall be a joint owner of the contract. Joint owners have equal ownership rights and must both authorize any exercising of those ownership rights unless otherwise permitted by us.

Market Value Adjustment ("MVA"): the adjustment made to any amount you withdraw, surrender, apply to provide annuity payments, or transfer from a guarantee period of the guaranteed term account prior to the renewal date. This adjustment may be positive or negative and reflects the impact of changes in applicable interest rates between the time the purchase payment, transfer, or renewal is allocated to the guaranteed term account and the time of the withdrawal, surrender, annuity payment election or transfer.

Net Investment Factor: the net investment factor for a valuation period is the gross investment rate for such valuation period less a deduction for the charges to the variable account including any applicable optional benefit riders. The gross investment factor is a measure of the performance of the underlying fund after deductions for all charges to the variable account including those for applicable optional benefit riders.

Plan: a tax-qualified employer pension, profit-sharing, or annuity purchase plan under which benefits are to be provided by the contract.

Portfolio(s), Fund(s): the mutual funds whose separate investment portfolios we have designated as eligible investments for the variable annuity account. Each sub-account of the variable annuity account invests in a different portfolio. Currently these include the portfolios shown on the cover page of this prospectus.

Pro-rata Basis: values adjusted on a pro-rata basis means that the value being adjusted will be reduced by an amount equal to (a) multiplied by (b) divided by
(c) where:

   (a)is the value that is being adjusted immediately prior to the withdrawal,

   (b)is the total amount withdrawn, including any applicable charges, and

   (c)is the contract value immediately prior to the withdrawal.

Purchase Payments: amounts paid to us under your contract in consideration of the benefits provided.

Rate Sheet Prospectus Supplement: Supplements to the Prospectus that we periodically file with the SEC that provide and modify certain rates associated with optional living benefit riders. Rate Sheet Prospectus Supplements disclose the benefit base enhancement rate and annual income percentage that will be available for new contract purchases for a specified period. Current Rate Sheet Prospectus Supplements are available to Owners at the time of new contract purchases.

Recapture: recapture is a reimbursement to us for the credit enhancements we added to your contract that is applied as described in the Credit Enhancement and Recapture section of this prospectus.

Separate Account: a separate investment account for which the investment experience of its assets is separate from that of our other assets.

Sub-Account: a division of the variable annuity account. Each sub-account invests in a different portfolio.

Valuation Date or Valuation Days:  each date on which a portfolio is valued.

Variable Annuity: an annuity providing for payments varying in amount in accordance with the investment experience of the portfolios.

Variable Annuity Account: a separate investment account called the variable annuity account. The investment experience of its assets is separate from that of our other assets.

Variable Contract Value: the sum of your values in the sub-accounts of the variable annuity account on any valuation date prior to the annuity commencement date. After the annuity commencement date, this is the value of any reserves that are used to support your variable annuity payment on any valuation date.

We, Our, Us:  Minnesota Life Insurance Company.

You, Your:  the contract owner.

How To Contact Us

We make it easy for you to find information on your annuity. Here's how you can get the answers you need.

On the Internet


Visit our eService Center 24 hours a day, 7 days a week at www.securianservice.com. Our eService Center offers the following (when applicable):

                                    [GRAPHIC]  .  Account values
                                               .  Variable investment performance
                                               .  Interest rates (when applicable)
                                               .  Service forms
                                               .  Beneficiary information
                                               .  Transaction tools to allow transfers
                                               .  Contribution and transaction history

Annuity Service Line

                                    [GRAPHIC]  .  Call our service line at 1-800-362-3141 to speak with one of our customer service representatives. They're available
                                                  Monday through Friday from 7:30 a.m. to 4:30 p.m.
                                                  Central Time during normal business days.

By Mail

                                    [GRAPHIC]  .  Purchase Payments, service requests, and inquiries sent by regular mail should be sent to:
                                                   Minnesota Life
                                                   Annuity Services
                                                   P.O. Box 64628
                                                   St. Paul, MN 55164-0628
                                               .  All overnight express mail should be sent to:
                                                   Annuity Services A3-9999
                                                   400 Robert Street North
                                                   St. Paul, MN 55101-2098

              To receive a current copy of the MultiOption(R) Extra Variable Annuity Statement of Additional
                Information (SAI) without charge, call 1-800-362-3141, or complete and detach the following and send it to:
                  Minnesota Life Insurance Company
                  Annuity Services
                  P.O. Box 64628
                  St. Paul, MN 55164-0628

                          Name __________
                          Address _______
                          City State Zip

An Overview of Contract Features

Annuity Contracts

An annuity is a contract between an Owner and an insurance company, where the insurance company promises to pay you an income in the form of Annuity Payments. These payments begin on a designated date, referred to as the Annuity Commencement Date. An annuity contract may be "deferred" or "immediate". An immediate annuity contract is one in which Annuity Payments begin right away, generally within a month or two after our receipt of your Purchase Payment. A deferred annuity delays your Annuity Payments until a later date. During this deferral period, also known as the accumulation period, your annuity Purchase Payments and any earnings accumulate on a tax deferred basis. Tax deferral means you are not taxed until you take money out of your annuity.

Type of Contract


The Contract is a variable annuity because the value of your contract can increase or decrease based on the investment experience of the Portfolios in the Separate Account. If you invest in the Separate Account, the amount of money you accumulate in your contract during the accumulation phase depends upon the performance of the Portfolios you select. You can lose money for amounts you allocate to the Separate Account. If you choose a Variable Annuity for the income phase, the amount of Annuity Payments you receive from the Separate Account also depends upon the investment performance of your Portfolios. Guarantees provided by the insurance company as to the benefits promised in the Contract are subject to the claims paying ability of the insurance company and are subject to the risk that the insurance company may default on its obligations under those guarantees.


Below is a summary of certain contract features and expenses. Please see the corresponding section of the prospectus for complete details, restrictions or limitations that may apply. Your Contract has a right of cancellation which is described in detail in the section entitled "Right of Cancellation or Free Look". Charges that apply to your Contract may be found in the section entitled "Contract Charges and Fees".

State variations of certain features may exist and the Contract may not be available in every state. The state in which your Contract is issued governs whether or not certain features, riders, charges or fees are available or will vary under your Contract. These variations are reflected in your Contract and in riders or endorsements to your Contract. In addition, we may offer other Variable Annuity contracts which could be more or less expensive, or have different benefits from this Contract. See your registered representative for more information and to help determine if this product is right for you.

Credit Enhancement

This annuity is also known as a "bonus" annuity because each time that you make a purchase payment, during the first contract year and prior to the first contract anniversary, we will credit an amount to your contract value called a credit enhancement. The amount of the credit enhancement is equal to 7% of each purchase payment.

Credit enhancements will be allocated among the investment options in the same proportion as your purchase payment(s).

We will "recapture" all or part of the credit enhancement(s) in certain circumstances.

  . We will recapture credit enhancements if you cancel your contract under the "free look" provision;

  . We will recapture credit enhancements added to your contract 12 months prior to your death, if a death benefit is paid (unless the contract is assumed by a surviving spouse); and

  . We may recapture credit enhancements if you make a withdrawal or surrender request, or request to apply amounts to provide annuity payments (i.e., annuitize the contract) in the first seven years.

A more detailed discussion of the credit enhancement, vesting and recapture is found in the section entitled "Credit Enhancement and Recapture".

It might not be beneficial to purchase this contract if you know you will experience an event that will be subject to the recapture provisions.

This contract has a longer deferred sales charge period and has higher expenses than many contracts that do not offer a credit enhancement. The credit enhancements applied to your contract may be more than offset by the higher expenses of the contract.

We offer other variable annuity contracts which do not include a credit enhancement, which have lower charges and a shorter deferred sales charge period. You should discuss your particular circumstances with your registered representative to be certain that a variable annuity with a credit enhancement, or bonus, is appropriate for you. Some of the factors you may wish to consider include:

  .  The length of time you plan to continue to own the contract.

  .  Your need for access to amounts held in the contract.

  .  The frequency and amount of any anticipated withdrawals.

  .  The amount of your purchase payments and when they will be received by us.

  .  When you plan to annuitize your contract.

Purchase Payments:*

        Initial Minimum                 $10,000

        Subsequent Payment Minimum      $500
                                        ($100 for automatic payment plans)

   * Please note: If you intend to use this contract as part of a qualified retirement plan or IRA, the qualified plan or IRA may have contribution minimums which are different than those that apply to this contract. You should consult your tax advisor to ensure that you meet all of the requirements and limitations that may apply to your situation.

Investment Options:

    DCA Fixed Account (new purchase payments only)      6 month option
    DCA Fixed Account (new purchase payments only)      12 month option

   +Guaranteed Term Account
                                                        3 year guarantee period*
                                                        5 year guarantee period*
                                                        7 year guarantee period*
                                                        10 year guarantee period*

    Variable Annuity Account
                                                        See the list of portfolios on the cover page

   * Subject to market value adjustment on early withdrawal -- see "General Information" for additional details. The 3 year period is not currently available.
   + Not available to contracts issued on or after June 1, 2011 (or such later date if approved later in your state).

Withdrawals:

                        Minimum Withdrawal Amount      $250

   (Withdrawals and surrenders may be subject to deferred sales charges, recapture of credit enhancements, and/or market value adjustment depending upon how your contract value is allocated.)

In certain cases the deferred sales charge ("DSC") is waived on withdrawal or surrender. The following DSC waivers are included in this contract if the withdrawal or surrender is after the first contract anniversary:

  .  Nursing Home Waiver

  .  Terminal Illness Waiver

State variations may apply to these waivers. See your representative and see "Contract Charges and Fees" for more details. The DSC is also waived at death and upon annuitization.

Death Benefit and Optional Death Benefits

We have suspended the availability of the following optional riders:

  .  Highest Anniversary Value Death Benefit Option (effective December 7, 2012)

  .  Premier Death Benefit Option (effective December 7, 2012)

  .  Estate Enhancement Benefit Option (effective December 7, 2012)

Your contract provides a standard guaranteed minimum death benefit. Certain optional death benefits may also be selected for an additional charge and may provide the opportunity for a larger death benefit. The optional death benefits include:

  .  Highest Anniversary Value II (HAV II) Death Benefit Option,

  .  Premier II Death Benefit (PDB II) Option, and

  . MyPath(TM) Highest Anniversary Death Benefit (MyPath DB) (Single and Joint) Option. This rider is only available when you also elect to buy a MyPath Core Flex or MyPath Value optional living benefit rider.

In addition to the HAV II and PDB II optional riders, you may also elect the Estate Enhancement Benefit II (EEB II) Option for an additional charge. This optional contract rider provides for an additional amount to be included in the death benefit proceeds when the death benefit proceeds become payable under your contract. It is intended to provide additional amounts to help offset expenses that may be due upon your death, such as federal and state taxes that may be payable on any taxable gains in your contract.

Once you elect an optional rider, you may not cancel it. Please refer to the section entitled "Optional Death Benefits" later in the prospectus for a complete description of each rider, its benefits, limitations, and restrictions. Please also refer to the section entitled "Optional Contract Rider Charges" later in the prospectus for a complete description of the rider charges.

Allocation of Contract Values

You can change your allocation of future purchase payments by giving us written notice or a telephone call notifying us of the change. Before annuity payments begin, you may transfer all or a part of your contract value among the portfolios and/or one or more of the guarantee periods of the guaranteed term account, if available. A market value adjustment may apply if you move amounts from the guaranteed term account prior to the end of a guarantee period. After annuity payments begin, you may instruct us to transfer amounts held as annuity reserves among the variable annuity sub-accounts or to a fixed annuity, subject to some restrictions. During the annuity period, annuity reserves may only be transferred from a variable annuity to a fixed annuity; you may not transfer from fixed annuity reserves to variable annuity reserves.

Available Annuity Options

After the second contract anniversary you may choose to annuitize your contract.

The annuity options available include a life annuity; a life annuity with a period certain of 120 months, 180 months, or 240 months; a joint and last survivor annuity; and a period certain annuity. Each annuity option may be elected as a variable or fixed annuity or a combination of the two. Other annuity options may be available from us on request.

Other Optional Riders -- No Longer Available

We have suspended the availability of the following optional riders:


  .  MyPath Summit -- Single and Joint Options (effective July 9, 2018)

  .  MyPath Ascend -- Single and Joint Options (effective October 15, 2014)
  .  Guaranteed Minimum Income Benefit (effective October 4, 2013)
  .  Encore Lifetime Income -- Single (effective October 4, 2013)
  .  Encore Lifetime Income -- Joint (effective October 4, 2013)
  .  Ovation Lifetime Income II -- Single (effective October 4, 2013)
  .  Ovation Lifetime Income II -- Joint (effective October 4, 2013)
  .  Ovation Lifetime Income -- Single (effective May 15, 2012)
  .  Ovation Lifetime Income -- Joint (effective May 15, 2012)
  .  Guaranteed Lifetime Withdrawal Benefit (effective August 1, 2010)
  . Guaranteed Lifetime Withdrawal Benefit II -- Single Option (effective May 15, 2009)
  . Guaranteed Lifetime Withdrawal Benefit II -- Joint Option (effective May 15, 2009)
  .  Guaranteed Minimum Withdrawal Benefit (effective May 15, 2009)
  .  Guaranteed Income Provider Benefit (effective March 1, 2010)

Certain other optional contract riders may also be available to you for an additional charge. These are sometimes referred to as "living benefits." Only one living benefit may be elected on a contract. When you elect a living benefit rider (except for the Guaranteed Income Provider Benefit) your investment choices will be limited and you must allocate your entire contract value to an allocation plan permitted by us. Purchase payment amounts after your initial purchase payment may also be limited. Each optional contract rider may or may not be beneficial to you depending on your specific circumstances and how you intend to use your contract. For example, if you take withdrawals in excess of the annual guaranteed amount(s), it may adversely affect the benefit of the optional contract rider. Each rider also has a charge that applies to it. The charges are discussed in the section entitled "Optional Contract Rider Charges."

MyPath Lifetime Income Optional Riders

We currently offer the following single and joint versions of optional living benefit riders, each of which is a guaranteed lifetime withdrawal benefit rider:

  .  MyPath Core Flex (Single and Joint),


  .  MyPath Ascend 2.0 (Single and Joint), and


  .  MyPath Value (Single and Joint).

Collectively, these optional riders, along with the MyPath Ascend (Single and Joint) optional riders, are sometimes referred to as the MyPath Lifetime Income optional riders.

Each of the MyPath Lifetime Income optional riders is designed to provide a benefit that guarantees the owner a minimum annual withdrawal amount beginning on or after a certain date (referred to as the benefit date) and continuing over the lifetime of the Designated Life (for single versions), and over the lifetime of two Designated Lives (for joint versions), regardless of the underlying sub-account performance. The amount received will be in the form of a withdrawal from your contract value if the contract value is greater than zero. If the contract value falls to zero, the amount received will be pursuant to the automatic payment phase. Please be aware that if you withdraw more than the guaranteed annual withdrawal amount, that withdrawal may adversely reduce the amount you can withdraw in future years, and as a result the benefit may be reduced or eliminated.

Once you elect one of these optional riders, you may not cancel it. Please refer to the section entitled "Other Contract Options (Living Benefits)" later in the prospectus for a complete description of each rider, its benefits, and its limitations and restrictions. Please also refer to the section entitled "Optional Contract Rider Charges" later in the prospectus for a complete description of the rider charges.

Guaranteed Minimum Income Benefit (GMIB)

Effective October 4, 2013, this option is no longer available.

This contract option provides for a guaranteed minimum fixed annuity benefit, when elected on certain benefit dates, to protect against negative investment performance you may experience during your contract's accumulation period. If you do not annuitize your contract, you will not utilize the guaranteed fixed annuity benefit this option provides. If you do not intend to annuitize, this option may not be appropriate for you. The GMIB annuity payout rates are conservative so the annuity payments provided by this rider may be less than the same annuity payment option available under the base contract, even if the benefit base is greater than the contract value. Once you elect this option it cannot be canceled. This rider does not guarantee an investment return in your contract or a minimum contract value. Withdrawals from your contract will reduce the benefit you receive if you annuitize under this rider and there are limitations on how your contract value may be allocated if you purchase this rider. If your contract is not eligible for the automatic payment phase, any withdrawal or charge that reduces your contract value to zero terminates the rider and the contract. If you anticipate having to make numerous withdrawals from the contract, this rider may not be appropriate. See the section of this Prospectus entitled 'Other Contract Options (Living Benefits)' for a complete description of the GMIB rider.

Encore Lifetime Income -- Single (Encore -- Single)

Effective October 4, 2013, this option is no longer available.

Encore-Single is a guaranteed lifetime withdrawal benefit. This contract option is designed to provide a benefit that guarantees the contract owner a minimum annual withdrawal amount, generally over the contract owner's life, regardless of underlying sub-account performance. The amount received will be in the form of a withdrawal of contract value, if the contract value is greater than zero, or in the form of annuity payments. In each contract year, beginning on the later of the rider issue date or the contract anniversary following the 59th birthday of the oldest owner (or annuitant in the case of a non-natural owner) (the "benefit date"), you may elect to receive an amount up to the Guaranteed Annual Income (GAI) until the contract owner's death (or in the case of joint owners, until the first death). The GAI amount is based on the age of the oldest contract owner and ranges from 4% to 6% of the benefit base. Since the benefits of this rider are accessed through withdrawals from the contract, if you do not intend to take withdrawals from the contract, then this option may not be appropriate for you. Withdrawals taken prior to the benefit date or in excess of the GAI reduce the benefits this rider provides and may prematurely terminate the contract and the rider. This rider does not guarantee any investment return in your contract value. If you purchase this rider, there are limitations on how funds may be invested and the entire contract value must be allocated to an approved allocation plan. See the section of this

Prospectus entitled 'Other Contract Options (Living Benefits)' for important details about approved allocation plans, investment and withdrawal limitations and other restrictions when purchasing the Encore-Single rider.

This rider differs, in part, from the GLWB rider in that the Encore-Single benefit base, on which the GAI is based, has the potential to increase annually; while the GLWB provides the potential for the GAI to increase every 3 years.

Encore Lifetime Income -- Joint (Encore -- Joint)

Effective October 4, 2013, this option is no longer available.

Encore-Joint is also a guaranteed lifetime withdrawal benefit. Unlike Encore-Single, however, this rider is designed to provide a benefit that guarantees the contract owner a minimum annual withdrawal amount beginning on the later of the rider issue date or the contract anniversary following the 59th birthday of the youngest "Designated Life" and continuing over the lifetime of two "Designated Lives" regardless of underlying sub-account performance. The amount received will be in the form of a withdrawal of contract value, if the contract value is greater than zero, or in the form of annuity payments. In each contract year, beginning on the later of the rider issue date or the contract anniversary following the 59th birthday of the youngest Designated Life (the "benefit date") you may elect to receive an amount up to the Guaranteed Annual Income (GAI) until the death of both Designated Lives. The GAI amount is based on the age of the youngest Designated Life and ranges from 4% to 6% of the benefit base. Since the benefits of this rider are accessed through withdrawals from the contract, if you do not intend to take withdrawals from the contract, then this option may not be appropriate for you. Withdrawals taken prior to the benefit date or in excess of the GAI reduce the benefits this rider provides and may prematurely terminate the contract and the rider. This rider does not guarantee any investment return in your contract value. If you purchase this rider, there are limitations on how funds may be invested and the entire contract value must be allocated to an approved allocation plan. See the section of this Prospectus entitled 'Other Contract Options (Living Benefits)' for important details about approved allocation plans, investment and withdrawal limitations and other restrictions when purchasing the Encore-Joint rider.

This rider differs, in part, from the GLWB rider in that GLWB does not offer a "joint" version of the rider and the Encore-Joint benefit base, on which the GAI is based, has the potential to increase annually as opposed to the GAI under GLWB which has the potential to increase every 3 years.

Ovation Lifetime Income II -- Single (Ovation II -- Single)

Effective October 4, 2013, this option is no longer available.

Ovation II-Single is a guaranteed lifetime withdrawal benefit. This contract option is designed to provide a benefit that guarantees the contract owner a minimum annual withdrawal amount, generally over the contract owner's life, regardless of underlying sub-account performance. The amount received will be in the form of a withdrawal of contract value if the contract value is greater than zero and will be pursuant to the automatic payment phase if the contract value falls to zero. In each contract year, beginning on the later of the rider effective date or the contract anniversary following the 59/th/ birthday of the oldest owner (or annuitant in the case of a non-natural owner) (the "benefit date"), you may elect to receive an amount up to the Guaranteed Annual Income
(GAI) until the contract owner's death (or in the case of joint owners, until the first death). The GAI amount is based on the age of the oldest contract owner and ranges from 4.5% to 6.5% of the benefit base. Once you elect this rider it cannot be cancelled. Since the benefits of this rider are accessed through withdrawals from the contract, if you do not intend to take withdrawals from the contract, then this option may not be appropriate for you. Withdrawals taken prior to the benefit date or in excess of the GAI reduce the benefits this rider provides (including terminating the 200% benefit base guarantee) and may prematurely terminate the contract and the rider. This rider does not guarantee any investment return in your contract value. If you purchase this rider, there are limitations on how funds may be invested and the entire contract value must be allocated to an approved allocation plan. See the section of this Prospectus entitled 'Other Contract Options (Living Benefits)' for important details about approved allocation plans, investment and withdrawal limitations and other restrictions when purchasing the Ovation II-Single rider.

This rider differs, in part, from the Encore-Single rider in that the Ovation II-Single rider has increased GAI percentages and the potential to provide a greater benefit base for those who delay withdrawals which may result in the ability to take larger guaranteed withdrawals. However, the Encore-Single rider may provide for the return of any remaining benefit base in the event of death, while the Ovation II-Single rider does not provide any benefit at death.

This rider differs, in part, from the GMIB rider in that the Ovation II-Single rider provides for guaranteed lifetime withdrawals from the contract, while the GMIB rider provides for guaranteed lifetime income through fixed annuity payments. The GMIB rider is an annuitization benefit, not a withdrawal benefit like Ovation II-Single. Lifetime withdrawal benefits allow you to retain more flexibility in the underlying contract, such as the ability to make additional purchase payments and to adjust the amount and frequency of withdrawals. Annuitization does not provide as much flexibility, but may provide a larger amount of income, depending on the option elected. If you intend to take regular withdrawals from your contract, which do not exceed the GAI, then the Ovation II-Single rider may be more appropriate for you than the GMIB rider. Your choice of a rider is based on your particular circumstances, so you should consult with your financial advisor.

Ovation Lifetime Income II -- Joint (Ovation II -- Joint)

Effective October 4, 2013, this option is no longer available.

Ovation II-Joint is also a guaranteed lifetime withdrawal benefit. Unlike Ovation II-Single, however, this rider is designed to provide a benefit that guarantees the contract owner a minimum annual withdrawal amount beginning on the later of the rider effective date or the contract anniversary following the 59/th/ birthday of the youngest "Designated Life" and continuing over the lifetime of two "Designated Lives" regardless of underlying sub-account performance. The amount received will be in the form of a withdrawal of contract value if the contract value is greater than zero and will be pursuant to the automatic payment phase if the contract value falls to zero. In each contract year, beginning on the later of the rider effective date or the contract anniversary following the 59/th/ birthday of the youngest Designated Life (the "benefit date") you may elect to receive an amount up to the Guaranteed Annual Income (GAI) until the death of both Designated Lives. The GAI amount is based on the age of the youngest Designated Life and ranges from 4.0% to 6.0% of the benefit base. Once you elect this rider it cannot be cancelled. Since the benefits of this rider are accessed through withdrawals from the contract, if you do not intend to take withdrawals from the contract, then this option may not be appropriate for you. Withdrawals taken prior to the benefit date or in excess of the GAI reduce the benefits this rider provides (including terminating the 200% benefit base guarantee) and may prematurely terminate the contract and the rider. This rider does not guarantee any investment return in your contract value. If you purchase this rider, there are limitations on how funds may be invested and the entire contract value must be allocated to an approved allocation plan. See the section of this Prospectus entitled 'Other Contract Options (Living

Benefits)' for important details about approved allocation plans, investment and withdrawal limitations and other restrictions when purchasing the Ovation II-Joint rider.

This rider differs, in part, from the Encore-Joint rider in that the Ovation II-Joint rider has a lower current charge and the potential to provide a greater benefit base for those who delay withdrawals which may result in the ability to take larger guaranteed withdrawals in the future. However, the Encore-Joint rider may provide for the return of any remaining benefit base in the event of the death of both Designated Lives, while the Ovation II-Joint rider does not provide any benefit at death and has a higher maximum charge than the Encore-Joint rider.

This rider differs, in part, from the GMIB rider in that the Ovation II-Joint rider provides for guaranteed lifetime withdrawals from the contract, while the GMIB rider provides for guaranteed lifetime income through fixed annuity payments. The GMIB rider is an annuitization benefit, not a withdrawal benefit like Ovation II-Joint. Lifetime withdrawal benefits allow you to retain more flexibility in the underlying contract, such as the ability to make additional purchase payments and to adjust the amount and frequency of withdrawals. Annuitization does not provide as much flexibility, but may provide a larger amount of income, depending on the option elected. If you intend to take regular withdrawals from your contract, which do not exceed the GAI, then the Ovation II-Joint rider may be more appropriate for you than the GMIB rider. Your choice of a rider is based on your particular circumstances, so you should consult with your financial advisor.

Ovation Lifetime Income -- Single (Ovation -- Single)

Effective May 15, 2012, this option is no longer available.

Ovation-Single is a guaranteed lifetime withdrawal benefit. This contract option is designed to provide a benefit that guarantees the contract owner a minimum annual withdrawal amount, generally over the contract owner's life, regardless of underlying sub-account performance. The amount received will be in the form of a withdrawal of contract value if the contract value is greater than zero and will be pursuant to the automatic payment phase if the contract value falls to zero. In each contract year, beginning on the later of the rider effective date or the contract anniversary following the 59/th/ birthday of the oldest owner (or annuitant in the case of a non-natural owner) (the "benefit date"), you may elect to receive an amount up to the Guaranteed Annual Income
(GAI) until the contract owner's death (or in the case of joint owners, until the first death). The GAI amount is based on the age of the oldest contract owner and ranges from 4.5% to 6.5% of the benefit base. Once you elect this rider it cannot be cancelled. Since the benefits of this rider are accessed through withdrawals from the contract, if you do not intend to take withdrawals from the contract, then this option may not be appropriate for you. Withdrawals taken prior to the benefit date or in excess of the GAI reduce the benefits this rider provides and may prematurely terminate the contract and the rider. This rider does not guarantee any investment return in your contract value. If you purchase this rider, there are limitations on how funds may be invested and the entire contract value must be allocated to an approved allocation plan. See the section of this Prospectus entitled 'Other Contract Options (Living Benefits)' for important details about approved allocation plans, investment and withdrawal limitations and other restrictions when purchasing the Ovation-Single rider.

This rider differs, in part, from the Encore-Single rider in that the Ovation-Single rider has increased GAI percentages and the potential to provide a greater benefit base for those who delay withdrawals which may result in the ability to take larger guaranteed withdrawals. However, the Encore-Single rider may provide for the return of any remaining benefit base in the event of death, while the Ovation-Single rider does not provide any benefit at death.

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This rider also differs, in part, from the GMIB rider in that the
Ovation-Single rider provides for guaranteed lifetime withdrawals from the contract, while the GMIB rider provides for guaranteed lifetime income through fixed annuity payments. The GMIB rider is an annuitization benefit, not a withdrawal benefit like Ovation-Single. Lifetime withdrawal benefits allow you to retain more flexibility in the underlying contract, such as the ability to make additional purchase payments and to adjust the amount and frequency of withdrawals. Annuitization does not provide as much flexibility, but may provide a larger amount of income, depending on the option elected. If you intend to take regular withdrawals from your contract, which do not exceed the GAI, then the Ovation-Single rider may be more appropriate for you than the GMIB rider. Your choice of a rider is based on your particular circumstances, so you should consult with your financial advisor.

Ovation Lifetime Income -- Joint (Ovation -- Joint)

Effective May 15, 2012, this option is no longer available.

Ovation-Joint is also a guaranteed lifetime withdrawal benefit. Unlike Ovation-Single, however, this rider is designed to provide a benefit that guarantees the contract owner a minimum annual withdrawal amount beginning on the later of the rider effective date or the contract anniversary following the 59/th/ birthday of the youngest "Designated Life" and continuing over the lifetime of two "Designated Lives" regardless of underlying sub-account performance. The amount received will be in the form of a withdrawal of contract value if the contract value is greater than zero and will be pursuant to the automatic payment phase if the contract value falls to zero. In each contract year, beginning on the later of the rider effective date or the contract anniversary following the 59/th/ birthday of the youngest Designated Life (the "benefit date") you may elect to receive an amount up to the Guaranteed Annual Income (GAI) until the death of both Designated Lives. The GAI amount is based on the age of the youngest Designated Life and ranges from 4.5% to 6.5% of the benefit base. Once you elect this rider it cannot be cancelled. Since the benefits of this rider are accessed through withdrawals from the contract, if you do not intend to take withdrawals from the contract, then this option may not be appropriate for you. Withdrawals taken prior to the benefit date or in excess of the GAI reduce the benefits this rider provides and may prematurely terminate the contract and the rider. This rider does not guarantee any investment return in your contract value. If you purchase this rider, there are limitations on how funds may be invested and the entire contract value must be allocated to an approved allocation plan. See the section of this Prospectus entitled 'Other Contract Options (Living Benefits)' for important details about approved allocation plans, investment and withdrawal limitations and other restrictions when purchasing the Ovation-Joint rider.

This rider differs, in part, from the Encore-Joint rider in that the Ovation-Joint rider has increased GAI percentages and the potential to provide a greater benefit base for those who delay withdrawals which may result in the ability to take larger guaranteed withdrawals in the future. However, the Encore-Joint rider may provide for the return of any remaining benefit base in the event of the death of both Designated Lives, while the Ovation-Joint rider does not provide any benefit at death.

This rider also differs, in part, from the GMIB rider in that the Ovation-Joint rider provides for guaranteed lifetime withdrawals from the contract, while the GMIB rider provides for guaranteed lifetime income through fixed annuity payments. The GMIB rider is an annuitization benefit, not a withdrawal benefit like Ovation-Joint. Lifetime withdrawal benefits allow you to retain more flexibility in the underlying contract, such as the ability to make additional purchase payments and to adjust the amount and frequency of withdrawals. Annuitization does not provide as much flexibility, but may provide a larger amount of income, depending on the option elected. If you intend to take regular withdrawals from your contract, which do not exceed the GAI, then the Ovation-Joint rider may be more appropriate for you than the GMIB rider. Your choice of a rider is based on your particular circumstances, so you should consult with your financial advisor.

Guaranteed Lifetime Withdrawal Benefit (GLWB)

Effective August 1, 2010, this option is no longer available.

This contract option is designed to provide a benefit that guarantees the contract owner a minimum withdrawal amount, generally over their life regardless of underlying sub-account performance. It allows a contract owner to take withdrawals from their contract each contract year up to a specified maximum amount known as the Guaranteed Annual Income (GAI) amount. The annual GAI amount will be set based on the age of the oldest contract owner on the GLWB effective date and it will range from 4.0% to 6.0% of the Guaranteed Withdrawal Benefit (GWB). This option allows a contract owner to take these withdrawals from the contract for the longer of: a) the duration of the contract owner's life (or in the case of joint owners, the lifetime of the first joint owner to die) or, b) until the Guaranteed Withdrawal Benefit (GWB) is reduced to zero. Since this benefit is accessed through withdrawals from the contract, if you do not intend to take withdrawals from your contract, then this option may not be appropriate for you. This rider does not guarantee an investment return in your contract value.

Guaranteed Lifetime Withdrawal Benefit II-Single Option (GLWB II-Single)

Effective May 15, 2009, this option is no longer available.

This contract option is also designed to provide a benefit that guarantees the contract owner a minimum annual withdrawal amount, generally over the contract owner's life, regardless of underlying sub-account performance. Beginning on the later of the contract anniversary following the oldest contract owner's 59th birthday or the date this contract option is added, it allows a contract owner to take withdrawals from the contract each contract year up to a specified maximum amount known as the Guaranteed Annual Income (GAI) amount. The GAI amount will be 5% of the Guaranteed Withdrawal Benefit (GWB). The GWB amount is equal to the initial purchase payment if this rider is added at contract issue. If the rider is added on a subsequent anniversary, the initial GWB will be equal to the contract value on the effective date of the rider. This option allows a contract owner to take these withdrawals from the contract for the longer of: a) the duration of the contract owner's life (or in the case of joint owners, the lifetime of the first joint owner to die) or, b) until the GWB is reduced to zero. Since this benefit is accessed through withdrawals from the contract, if you do not intend to take withdrawals from your contract, then this option may not be appropriate for you. This rider does not guarantee an investment return in your contract value.

This optional rider differs, in part, from either of the GLWB II riders (single or joint) below in that the GAI amount is based on the age of the oldest contract owner and has a range of 4.0% to 6.0%; while the GLWB II riders have a set GAI amount of 5.0%.

Guaranteed Lifetime Withdrawal Benefit II-Joint Option (GLWB II-Joint)

Effective May 15, 2009, this option is no longer available.

This contract option is also designed to provide a benefit that guarantees the contract owner a minimum annual withdrawal amount, and it works very similar to the Guaranteed Lifetime Withdrawal Benefit II -- Single Life Option. However its guarantee is over the lifetime of both "designated lives", (instead of a single life) regardless of underlying sub-account performance. Beginning on the later of the contract anniversary following the youngest designated life's 59th birthday or the date this contract option is added, it allows a contract owner to take withdrawals from the contract each contract year up to a specified maximum amount known as the Guaranteed Annual

Income (GAI) amount. The GAI amount will be 5% of the Guaranteed Withdrawal Benefit (GWB). The GWB amount is equal to the initial purchase payment if this rider is added at contract issue. If the rider is added at a subsequent anniversary, the initial GWB will be equal to the contract value on the effective date of the rider. This option allows a contract owner to take these withdrawals from the contract for the longer of: a) the duration of the both designated lives, or, b) until the GWB is reduced to zero. Since this benefit is accessed through withdrawals from the contract, if you do not intend to take withdrawals from your contract, then this option may not be appropriate for you. This rider does not guarantee an investment return in your contract value.

Guaranteed Minimum Withdrawal Benefit (GMWB)

Effective May 15, 2009, this option is no longer available.

This contract option provides for a guarantee that allows a contract owner to withdraw an amount from the contract each contract year up to a specified maximum amount, known as the Guaranteed Annual Withdrawal, until the Guaranteed Withdrawal Benefit is reduced to zero. A detailed explanation of how these amounts are calculated is provided in the section of this Prospectus describing this contract option. Since this benefit is accessed through withdrawals from the contract, if you do not intend to take withdrawals from your contract, then this option may not be appropriate for you. This rider does not guarantee an investment return in your contract value.

Guaranteed Income Provider Benefit Option (GIPB)

Effective March 1, 2010, this option is no longer available.

This contract option provides for a guaranteed minimum fixed income benefit if you elect certain annuity options. It is designed to provide a guaranteed level of annuity income regardless of the actual investment performance that you experience during your accumulation period. If you do not intend to annuitize your contract, you will not receive the benefit of this option, and therefore this option may not be appropriate for you. Once you elect this contract option you may not change or terminate the option. This rider does not guarantee an investment return in your contract value.

Contract Charges and Expenses

The following contract expense information is intended to illustrate the expenses of your variable annuity contract. All expenses shown are rounded to the nearest dollar.

The following tables describe the fees and expenses that you will pay when buying, owning, and surrendering the contract. The first table describes the fees and expenses that you will pay at the time that you buy the contract, surrender the contract, or transfer cash value between investment options. State premium taxes may also be deducted and range from 0% to 3.5%, depending on applicable law. The credit enhancements are not treated as purchase payments under the contract. Therefore, the deferred sales charge does not apply to any credit enhancement. Credit enhancements vest over 7 years and may be subject to recapture during that time. Please see the section entitled "Credit Enhancement and Recapture" for additional details.

Contract Owner Transaction Expenses

  Sales Load Imposed on Purchases

                  (as a percentage of purchase payments)    None

Deferred Sales Charge (as a percentage of purchase payments)

.. Deferred Sales Charges may apply to withdrawals, partial surrenders and surrenders.

Years Since Purchase Payment  0-1  1-2  2-3  3-4  4-5  5-6 6-7 7-8 8-9 9 and thereafter
---------------------------------------------------------------------------------------
Deferred Sales Charge         6.5% 6.5% 5.9% 5.9% 5.9% 5%  4%  3%  2%         0%

Credit Enhancement Recapture Schedule

(assumes a withdrawal exceeding the "free amount")/1/

--------------------------------------------------------------------------------------
Contract Year           Issue up to 1st
                          Anniversary
                       (Contract Year 1)   2      3      4      5      6      7    8
--------------------------------------------------------------------------------------
Recapture Percentage
 of Credit Enhancement       100%        85.71% 71.43% 57.14% 42.86% 28.57% 14.29% 0%
--------------------------------------------------------------------------------------

/1/ The "free amount" during the first contract year is equal to 10% of the purchase payments not previously withdrawn. After the first contract year, it is equal to 10% of the sum of the purchase payments received within nine years and not previously withdrawn as of the most recent contract anniversary. Additional discussion of the "free amount" may be found in the section entitled "Deferred Sales Charge".

(for a complete discussion of how recapture applies and vesting of the Credit Enhancement see the section entitled "Credit Enhancement and Recapture")

                        Transfer Fee*
                          Maximum Transfer Charge  $10*
                          Current Transfer Charge  None

* (We reserve the right to impose a $10 charge for each transfer when transfer requests exceed 12 in a single contract year. Currently this fee is waived.)

The next table describes the fees and expenses that you will pay periodically during the time that you own the contract, not including portfolio company fees and expenses.

                         Annual Maintenance Fee**  $35

** (Applies only to contracts where the greater of the contract value or purchase payments, less withdrawals, is less than $75,000 on the contract anniversary and at surrender. Does not apply after annuitization.)

Separate Account Annual Expenses (as a percentage of variable contract value)

Before Annuity Payments Commence

Base Contract Separate Account Charges

Mortality and Expense Risk Fee
   Contract Years 1 through 9                                              1.70%
   Contract Years 10 and after                                             1.10%

Administrative Fee                                                         0.15%

Total Base Contract Separate Account Annual Expenses (No Optional Riders)
   Contract Years 1 through 9                                              1.85%
   Contract Years 10 and after                                             1.25%

Optional Death Benefit Separate Account Charges

                 Highest Anniversary Value (HAV)*        0.15%
                 Premier Death Benefit (PDB)*            0.35%
                 Estate Enhancement Benefit (EEB)*       0.25%
                 Estate Enhancement Benefit II (EEB II)  0.25%

* Effective December 7, 2012, you are no longer able to elect these options.

Other Optional Separate Account Charges

               Guaranteed Income Provider Benefit (GIPB)*  0.50%

* This option may not be elected after March 1, 2010.

Maximum Possible Separate Account Charge Combinations

                                          Contract Years Contract Years
                                           1 through 9    10 and after
                                          -------------- --------------
        Base Contract + PDB + EEB + GIPB.      2.95%          2.35%

  .  The GIPB option may not be elected after March 1, 2010.

  .  Effective December 7, 2012, you are no longer able to elect PDB or EEB.

(The HAV II, PDB II, MyPath DB, GMIB, GMWB, GLWB, GLWB II, Encore, Ovation, Ovation II and each of the MyPath Lifetime Income optional rider options are not included with the above charges because these charges are calculated on a different basis than the above-described charges.)

Other Optional Benefit Charges

                                                                  To determine the
                                           Maximum    Current       amount to be
                                           Possible   Benefit      deducted, the      The Benefit
                                            Charge     Charge      Annual Charge       Charge is
                                            Annual     Annual      Percentage is      deducted on
             Optional Rider               Percentage Percentage  multiplied by the:      each:
-------------------------------------------------------------------------------------------------
Optional Death Benefit Riders Currently Offered
-------------------------------------------------------------------------------------------------
Highest Anniversary Value II (HAV II)        0.30%      0.30%       Death Benefit      Quarterly
Death Benefit Charge                                                                   Contract
                                                                                      Anniversary
-------------------------------------------------------------------------------------------------
Premier II Death Benefit (PDB II) Charge     0.80%      0.80%       Death Benefit      Quarterly
                                                                                       Contract
                                                                                      Anniversary
-------------------------------------------------------------------------------------------------
MyPath Highest Anniversary Death             0.40%      0.40%    Highest Anniversary   Quarterly
Benefit - Single and Joint (MyPath DB)                              Death Benefit      Contract
Charge                                                                                Anniversary
-------------------------------------------------------------------------------------------------
Optional Living Benefit Riders Currently Offered
-------------------------------------------------------------------------------------------------
MyPath Core Flex - Single Charge             2.00%      1.20%    Greater of Contract   Quarterly
                                                                Value or Benefit Base  Contract
                                                                                      Anniversary
-------------------------------------------------------------------------------------------------
MyPath Core Flex - Joint Charge              2.00%      1.30%    Greater of Contract   Quarterly
                                                                Value or Benefit Base  Contract
                                                                                      Anniversary
-------------------------------------------------------------------------------------------------
MyPath Ascend 2.0 - Single Charge            2.25%      1.40%    Greater of Contract   Quarterly
                                                                Value or Benefit Base  Contract
                                                                                      Anniversary
-------------------------------------------------------------------------------------------------

                                                                To determine the
                                         Maximum    Current       amount to be
                                         Possible   Benefit      deducted, the      The Benefit
                                          Charge     Charge      Annual Charge       Charge is
                                          Annual     Annual      Percentage is      deducted on
            Optional Rider              Percentage Percentage  multiplied by the:      each:
-----------------------------------------------------------------------------------------------
MyPath Ascend 2.0 - Joint Charge           2.25%      1.50%    Greater of Contract   Quarterly
                                                              Value or Benefit Base  Contract
                                                                                    Anniversary
-----------------------------------------------------------------------------------------------
MyPath Value - Single Charge               1.00%      0.45%    Greater of Contract   Quarterly
(Contracts Applied for Before May 1,                          Value or Benefit Base  Contract
2017)                                                                               Anniversary
-----------------------------------------------------------------------------------------------
MyPath Value - Joint Charge                1.00%      0.55%    Greater of Contract   Quarterly
(Contracts Applied for Before May 1,                          Value or Benefit Base  Contract
2017)                                                                               Anniversary
-----------------------------------------------------------------------------------------------
MyPath Value - Single Charge               1.00%      0.55%    Greater of Contract   Quarterly
(Contracts Applied for On or After                            Base or Benefit Base   Contract
May 1, 2017)                                                                        Anniversary
-----------------------------------------------------------------------------------------------
MyPath Value - Joint Charge                1.00%      0.65%    Greater of Contract   Quarterly
(Contracts Applied for On or After                            Base or Benefit Base   Contract
May 1, 2017)                                                                        Anniversary
-----------------------------------------------------------------------------------------------
Optional Living Benefit Riders No Longer Offered
-----------------------------------------------------------------------------------------------
MyPath Summit - Single Charge              2.25%      1.40%    Greater of Contract   Quarterly
                                                              Value or Benefit Base  Contract
                                                                                    Anniversary
-----------------------------------------------------------------------------------------------
MyPath Summit - Joint Charge               2.25%      1.50%    Greater of Contract   Quarterly
                                                              Value or Benefit Base  Contract
                                                                                    Anniversary
-----------------------------------------------------------------------------------------------
MyPath Ascend - Single Charge              2.25%      1.40%    Greater of Contract   Quarterly
                                                              Value or Benefit Base  Contract
                                                                                    Anniversary
-----------------------------------------------------------------------------------------------
MyPath Ascend - Joint Charge               2.25%      1.50%    Greater of Contract   Quarterly
                                                              Value or Benefit Base  Contract
                                                                                    Anniversary
-----------------------------------------------------------------------------------------------
Guaranteed Minimum Income Benefit          1.50%      0.95%       Benefit Base       Contract
(GMIB) Charge                                                                       Anniversary
-----------------------------------------------------------------------------------------------
Encore Lifetime Income - Single            1.75%      1.10%        Greater of        Quarterly
(Encore-Single) Charge                                          Contract Value or    Contract
                                                                  Benefit Base      Anniversary
-----------------------------------------------------------------------------------------------
Encore Lifetime Income - Joint (Encore-    2.00%      1.30%                          Quarterly
Joint) Charge                                                  Greater of Contract   Contract
                                                              Value or Benefit Base Anniversary
-----------------------------------------------------------------------------------------------
Ovation Lifetime Income II - Single        2.25%      1.20%                          Quarterly
  Charge                                                       Greater of Contract   Contract
                                                              Value or Benefit Base Anniversary
-----------------------------------------------------------------------------------------------
Ovation Lifetime Income II - Joint         2.50%      1.20%                          Quarterly
Charge                                                         Greater of Contract   Contract
                                                              Value or Benefit Base Anniversary
-----------------------------------------------------------------------------------------------
Guaranteed Minimum Withdrawal              1.00%      0.50%                          Quarterly
Benefit (GMWB) Charge                                              Guaranteed        Contract
                                                               Withdrawal Benefit   Anniversary
-----------------------------------------------------------------------------------------------
Guaranteed Lifetime Withdrawal Benefit     0.60%      0.60%                          Quarterly
(GLWB) Charge                                                                        Contract
                                                                 Contract Value     Anniversary
-----------------------------------------------------------------------------------------------

                                                                   To determine the
                                            Maximum    Current       amount to be
                                            Possible   Benefit      deducted, the      The Benefit
                                             Charge     Charge      Annual Charge       Charge is
                                             Annual     Annual      Percentage is      deducted on
             Optional Rider                Percentage Percentage  multiplied by the:      each:
--------------------------------------------------------------------------------------------------
Guaranteed Lifetime Withdrawal                1.00%      0.60%        Greater of
Benefit II - Single (GLWB II-Single)                               Contract Value or    Quarterly
Charge                                                                Guaranteed        Contract
                                                                  Withdrawal Benefit   Anniversary
--------------------------------------------------------------------------------------------------
Guaranteed Lifetime Withdrawal                1.15%      0.75%    Greater of Contract   Quarterly
Benefit II - Joint (GLWB II-Joint) Charge                         Value or Guaranteed   Contract
                                                                  Withdrawal Benefit   Anniversary
--------------------------------------------------------------------------------------------------
Ovation Lifetime Income - Single              1.75%      1.15%                          Quarterly
(Ovation-Single) Charge                                           Greater of Contract   Contract
                                                                 Value or Benefit Base Anniversary
--------------------------------------------------------------------------------------------------
Ovation Lifetime Income - Joint               2.50%      1.65%                          Quarterly
(Encore-Joint) Charge                                             Greater of Contract   Contract
                                                                 Value or Benefit Base Anniversary
--------------------------------------------------------------------------------------------------

The next item shows the minimum and maximum total operating expenses charged by the portfolios (before any waivers or reimbursements) that you may pay periodically during the time that you own the contract. More detail concerning each of the portfolio's fees and expenses is contained in the prospectus for each portfolio.


                                                                               Minimum Maximum
                                                                               ------- -------
Total Annual Portfolio Company Operating Expenses                               0.45%   1.76%
(expenses that are deducted from portfolio assets, including management fees, distribution and/or service (12b-1) fees, and other expenses)


State premium taxes may also be deducted ranging from 0% to 3.5% depending on applicable law. See "Premium Tax" for more information.

Contract Owner Expense Example

This example is intended to help you compare the cost of investing in the contract with the cost of investing in other variable annuity contracts. These costs include contract owner transaction expenses, annual maintenance fees, Separate Account annual expenses, and portfolio company fees and expenses.

Please note:

  .  You may elect only one optional living benefit rider on the contract.

  . You may not elect the HAV II, PDB II, or the EEB II with any optional living benefit rider.

  . You may only elect MyPath DB along with the MyPath Core Flex or MyPath Value optional living benefit riders.

The example assumes that you invest a single $10,000 purchase payment in the contract for the time periods indicated. The example also assumes that your investment has a 5% return each year, and uses the separate account annual expenses before annuity payments commence. The example does not reflect the credit enhancement or any recapture. The example is shown using both the least expensive portfolio (Minimum Fund Expenses) and the most expensive portfolio (Maximum Fund Expenses) before any reimbursements, with the most expensive contract design over the time period:

  .  Base + MyPath DB -- Joint + MyPath Core Flex -- Joint

Although your actual costs may be higher or lower, based on these assumptions, your costs would be:


                                                                                If you annuitize at the end of the
                                        If you surrendered your contract at the available time period or you do
                                        end of the applicable time period         not surrender your contract
                                        --------------------------------------- -------------------------------
                                        1 Year   3 Years   5 Years   10 Years   1 Year    3 Years 5 Years 10 Years
                                        ------   -------   -------   --------   ------    ------- ------- --------
Maximum Fund Expenses
Base + MyPath DB -- Joint + MyPath
 Core Flex -- Joint                     $1,251   $2,418    $3,672     $6,265     $601     $1,828  $3,082   $6,265
Minimum Fund Expenses
Base + MyPath DB - Joint + MyPath Core
 Flex -- Joint                          $1,124   $2,045    $3,074     $5,194     $474     $1,455  $2,484   $5,194


Note: In the above example, the charge for MyPath Core Flex -- Joint assumes the maximum annual fee rate of 2.00% applies for each of the years. If your rider charge is not at the maximum annual fee rate, then your expenses would be less than those shown above.

Different fees and expenses not reflected in the examples above apply after annuity payments commence. Please see the section entitled "Contract Charges and Fees" for a discussion of those expenses. The examples contained in this table should not be considered a representation of past or future expenses. Actual expenses may be greater or less than those shown.

After Annuity Payments Commence (as a percentage of variable contract value)

The next section shows the periodic fees and charges that apply to your contract after you have annuitized it.

        Separate Account Based Charges

        Mortality and Expense Risk Fee                       1.20%

        Administrative Fee                                   0.15%

        Total Base Contract Separate Account Annual
          Expenses (No Optional Riders)                      1.35%

        Optional Death Benefit Separate Account Charges  Not Applicable

        Other Optional Separate Account Charges          Not Applicable

        Other Charges

        Other Optional Benefit Charges taken from
          Contract Value                                 Not Applicable

Condensed Financial Information and Financial Statements

The financial history of each sub-account may be found in the appendix under the heading "Condensed Financial Information and Financial Statements." The complete financial statements of the variable annuity account and Minnesota Life are included in the Statement of Additional Information.

The Portfolios

Below is a list of the portfolios, their investment adviser and/or investment sub-adviser and investment objective. Prospectuses for the portfolios contain more detailed information about each portfolio, including discussion of the portfolio's investment techniques and risks associated with its investments. No assurance can be given that a portfolio will achieve its investment objective. You should carefully read these prospectuses before investing in the contract. Please contact us to receive a copy of the portfolio prospectuses. If you received a summary prospectus for a portfolio listed below, please follow the directions on the first page of the summary prospectus to obtain a copy of the full fund prospectus.

                               Investment                            Investment
     Fund Name                   Adviser                             Objective
     ---------                  ----------                           ----------
AB Variable Products Series Fund, Inc.
Dynamic Asset        AllianceBernstein L.P.           Seeks to maximize total return
 Allocation                                           consistent with the Adviser's
 Portfolio - Class                                    determination of reasonable risk.
 B Shares*
International Value  AllianceBernstein L.P.           Seeks long-term growth of capital.
 Portfolio - Class
 B Shares
AIM Variable Insurance Funds (Invesco Variable Insurance Funds)
Invesco V.I.         Invesco Advisers, Inc.           Seeks above-average total return over
 American Value                                       a market cycle of three to five years by
 Fund - Series II                                     investing in common stocks and other
 Shares                                               equity securities.
Invesco V.I.         Invesco Advisers, Inc.           Seeks capital growth and income
 Comstock Fund -                                      through investments in equity
 Series II Shares                                     securities, including common stocks,
                                                      preferred stocks and securities
                                                      convertible into common and
                                                      preferred stocks.
Invesco V.I. Equity  Invesco Advisers, Inc.           Seeks both capital appreciation and
 and Income Fund -                                    current income.
 Series II Shares
Invesco V.I. Growth  Invesco Advisers, Inc.           Seeks long-term growth of capital and
 and Income Fund -                                    income.
 Series II Shares
Invesco V.I. Small   Invesco Advisers, Inc.           Seeks long-term growth of capital.
 Cap Equity Fund -
 Series II Shares
ALPS Variable Investment Trust (Morningstar)
Morningstar          ALPS Advisors, Inc.,             Seeks to provide investors with capital
 Aggressive Growth   Sub-Adviser: Morningstar         appreciation.
 ETF Asset           Investment Management LLC
 Allocation
 Portfolio - Class
 II Shares
Morningstar          ALPS Advisors, Inc.,             Seeks to provide investors with capital
 Balanced ETF Asset  Sub-Adviser: Morningstar         appreciation and some current
 Allocation          Investment Management LLC        income.
 Portfolio - Class
 II Shares
Morningstar          ALPS Advisors, Inc.,             Seeks to provide investors with
 Conservative ETF    Sub-Adviser: Morningstar         current income and preservation of
 Asset Allocation    Investment Management LLC        capital.
 Portfolio - Class
 II Shares
Morningstar Growth   ALPS Advisors, Inc.,             Seeks to provide investors with capital
 ETF Asset           Sub-Adviser: Morningstar         appreciation.
 Allocation          Investment Management LLC
 Portfolio - Class
 II Shares
Morningstar Income   ALPS Advisors, Inc.,             Seeks to provide investors with
 and Growth ETF      Sub-Adviser: Morningstar         current income and capital
 Asset Allocation    Investment Management LLC        appreciation.
 Portfolio Class II
 Shares
American Century Variable Portfolios, Inc.
VP Income & Growth   American Century Investment      Seeks capital growth by investing in
 Fund - Class II     Management, Inc.                 common stocks.
 Shares
American Century Variable Portfolios II, Inc.
VP Inflation         American Century Investment      Seeks long-term total return using a
 Protection Fund -   Management, Inc.                 strategy that seeks to protect against
 Class II Shares                                      U.S. inflation.
American Funds Insurance Series(R)
Global Bond Fund -   Capital Research and Management  Seeks to provide over the long term,
 Class 2 Shares      Company                          with a high level of total return
                                                      consistent with prudent investment
                                                      management.

                                 Investment                          Investment
      Fund Name                   Adviser                             Objective
      ---------                  ----------                           ----------
Global Growth Fund    Capital Research and Management   Seeks to provide long-term growth of
 - Class 2 Shares     Company                           capital.
Global Small          Capital Research and Management   Seeks to provide long-term growth of
 Capitalization       Company                           capital.
 Fund - Class 2
 Shares
Growth Fund - Class   Capital Research and Management   Seeks to provide growth of capital.
 2 Shares             Company
Growth-Income Fund    Capital Research and Management   Seeks to achieve long-term growth of
 - Class 2 Shares     Company                           capital and income.
International Fund    Capital Research and Management   Seeks to provide long-term growth of
 - Class 2 Shares     Company                           capital.
New World Fund(R) -   Capital Research and Management   Seeks long-term capital appreciation.
 Class 2 Shares       Company
U.S.                  Capital Research and Management   Seeks to provide a high level of
 Government/AAA-Rated Company                           current income consistent with
 Securities Fund -                                      preservation of capital.
 Class 2 Shares
Fidelity(R) Variable Insurance Products Funds
Equity-Income         Fidelity Management & Research    Seeks reasonable income.
 Portfolio -          Company (FMR) is the fund's
 Service Class 2      manager.
 Shares               FMR CO., Inc. (FMRC) and other
                      investment advisers serve as sub-
                      advisers for the fund.
Mid Cap Portfolio -   Fidelity Management & Research    Seeks long-term growth of capital.
 Service Class 2      Company (FMR) is the fund's
 Shares               manager.
                      FMR CO., Inc. (FMRC) and other
                      investment advisers serve as sub-
                      advisers for the fund.
Franklin Templeton Variable Insurance Products Trust
Franklin Mutual       Franklin Mutual Advisers, LLC     Seeks capital appreciation, with
 Shares VIP Fund -                                      income as a secondary goal.
 Class 2 Shares
Franklin Small Cap    Franklin Mutual Advisers, LLC     Seeks long-term total return.
 Value VIP Fund -
 Class 2 Shares
Franklin Small-Mid    Franklin Advisers, Inc.           Seeks long-term capital growth.
 Cap Growth VIP
 Fund - Class 2
 Shares
Templeton             Templeton Asset Management Ltd.   Seeks long-term capital appreciation.
 Developing Markets
 VIP Fund - Class 2
 Shares
Goldman Sachs Variable Insurance Trust
Goldman Sachs VIT     Goldman Sachs Asset Management,   Seeks total return while seeking to
 Global Trends        L.P.                              provide volatility management.
 Allocation Fund -
 Service Shares
Goldman Sachs VIT     Goldman Sachs Asset Management,   Seeks to provide a high level of
 High Quality         L.P.                              current income, consistent with low
 Floating Rate Fund                                     volatility of principal.
 - Service Shares
Ivy Variable Insurance Portfolios
Ivy VIP Asset         Ivy Investment Management         Seeks to provide total return.
 Strategy - Class     Company (IICO)
 II Shares
Ivy VIP Balanced -    Ivy Investment Management         Seeks to provide total return through
 Class II Shares      Company (IICO)                    a combination of capital appreciation
                                                        and current income.
Ivy VIP Core Equity   Ivy Investment Management         Seeks to provide capital growth and
 - Class II Shares    Company (IICO)                    appreciation.
Ivy VIP Global        Ivy Investment Management         Seeks to provide growth of capital.
 Growth - Class II    Company (IICO)
 Shares

                                Investment                            Investment
     Fund Name                    Adviser                              Objective
     ---------                   ----------                            ----------
Ivy VIP High Income  Ivy Investment Management          Seeks to provide total return through
 - Class II Shares   Company (IICO)                     a combination of high current income
                                                        and capital appreciation.
Ivy VIP              Ivy Investment Management          Seeks to provide capital growth and
 International Core  Company (IICO)                     appreciation.
 Equity - Class II
 Shares
Ivy VIP Mid Cap      Ivy Investment Management          Seeks to provide growth of capital.
 Growth - Class II   Company (IICO)
 Shares
Ivy VIP Natural      Ivy Investment Management          Seeks to provide capital growth and
 Resources - Class   Company (IICO)                     appreciation.
 II Shares
Ivy VIP Science and  Ivy Investment Management          Seeks to provide growth of capital.
 Technology - Class  Company (IICO)
 II Shares
Ivy VIP Small Cap    Ivy Investment Management          Seeks to provide capital appreciation.
 Core - Class II     Company (IICO)
 Shares
Ivy VIP Small Cap    Ivy Investment Management          Seeks to provide growth of capital.
 Growth - Class II   Company (IICO)
 Shares
Ivy VIP Value -      Ivy Investment Management          Seeks to provide capital appreciation.
 Class II Shares     Company (IICO)
Ivy VIP Pathfinder   Ivy Investment Management          Seeks to provide total return
 Moderate --         Company (IICO)                     consistent with a moderate level of
 Managed             Sub-Adviser: Securian Asset        risk as compared to the other Ivy
 Volatility* -       Management, Inc.                   Funds VIP Pathfinder Managed
 Class II Shares                                        Volatility Portfolios, while seeking to
                                                        manage volatility of investment
                                                        return.
Ivy VIP Pathfinder   Ivy Investment Management          Seeks to provide growth of capital, but
 Moderately          Company (IICO)                     also to seek income consistent with a
 Aggressive --       Sub-Adviser: Securian Asset        moderately aggressive level of risk as
 Managed             Management, Inc.                   compared to the other Ivy Funds VIP
 Volatility* -                                          Pathfinder Managed Volatility
 Class II Shares                                        Portfolios, while seeking to manage
                                                        volatility of investment return.
Ivy VIP Pathfinder   Ivy Investment Management          Seeks to provide total return
 Moderately          Company (IICO)                     consistent with a moderately
 Conservative --     Sub-Adviser: Securian Asset        conservative level of risk as compared
 Managed             Management, Inc.                   to the other Ivy Funds VIP Pathfinder
 Volatility* -                                          Managed Volatility Portfolios, while
 Class II Shares                                        seeking to manage volatility of
                                                        investment return.
Janus Aspen Series
Janus Henderson      Janus Capital Management LLC       Seeks long-term capital growth,
 Balanced Portfolio                                     consistent with preservation of capital
 - Service Shares                                       and balanced by current income.
Janus Henderson      Janus Capital Management LLC       Seeks to obtain maximum total return,
 Flexible Bond                                          consistent with preservation of
 Portfolio -                                            capital.
 Service Shares
Janus Henderson      Janus Capital Management LLC       Seeks long-term growth of capital.
 Forty Portfolio -
 Service Shares
Janus Henderson Mid  Janus Capital Management LLC       Seeks long-term growth of capital.
 Cap Value
 Portfolio -
 Service Shares
Janus Henderson      Janus Capital Management LLC       Seeks capital appreciation.
 Overseas Portfolio  Sub-Adviser: Perkins Investment
 - Service Shares    Management LLC
Legg Mason Partners Variable Equity Trust
ClearBridge          Legg Mason Partners Fund Advisor,  Seeks long-term growth of capital.
 Variable Small Cap  LLC
 Growth Portfolio -  Sub-Adviser: ClearBridge
 Class II Shares     Investments, LLC

                                Investment                             Investment
     Fund Name                    Adviser                              Objective
     ---------                   ----------                            ----------
MFS(R) Variable Insurance Trust
MFS(R) Mid Cap       Massachusetts Financial Services   Seeks capital appreciation.
 Growth Series -     Company
 Service Class
MFS(R) Variable Insurance Trust II
MFS(R)               Massachusetts Financial Services   Seeks capital appreciation.
 International       Company
 Value Portfolio -
 Service Class
Morgan Stanley Variable Insurance Fund, Inc.
Morgan Stanley VIF   Morgan Stanley Investment          Seeks long-term capital appreciation
 Emerging Markets    Management Inc.                    by investing primarily in growth-
 Equity Portfolio -                                     oriented equity securities of issuers in
 Class II Shares                                        emerging market countries.
Neuberger Berman Advisers Management Trust
Neuberger Berman     Neuberger Berman Investment        Seeks long-term growth of capital by
 AMT Sustainable     Advisers LLC                       investing primarily in securities of
 Equity Portfolio -                                     companies that meet the Fund's
 S Class Shares                                         financial criteria and social policy.
Northern Lights
Variable Trust
(TOPS)
TOPS(R) Managed      ValMark Advisers, Inc.             Seeks to provide income and capital
 Risk Balanced ETF   Sub-Adviser: Milliman, Inc.        appreciation with less volatility than
 Portfolio - Class                                      the fixed income and equity markets
 2 Shares*                                              as a whole.
TOPS(R) Managed      ValMark Advisers, Inc.             Seeks to provide income and capital
 Risk Flex ETF       Sub-Adviser: Milliman, Inc.        appreciation with less volatility than
 Portfolio*                                             the fixed income and equity markets
                                                        as a whole.
TOPS(R) Managed      ValMark Advisers, Inc.             Seeks capital appreciation with less
 Risk Growth ETF     Sub-Adviser: Milliman, Inc.        volatility than the equity markets as a
 Portfolio - Class                                      whole.
 2 Shares*
TOPS(R) Managed      ValMark Advisers, Inc.             Seeks capital appreciation with less
 Risk Moderate       Sub-Adviser: Milliman, Inc.        volatility than the equity markets as a
 Growth ETF                                             whole.
 Portfolio - Class
 2 Shares*
Oppenheimer Variable Account Funds
Oppenheimer          OFI Global Asset Management, Inc.  Seeks capital appreciation.
 International       Sub-Adviser: Oppenheimer Funds,
 Growth Fund/ VA -   Inc.
 Service Shares**
Oppenheimer Main     OFI Global Asset Management, Inc.  Seeks capital appreciation.
 Street Small Cap    Sub-Adviser: OppenheimerFunds,
 Fund(R)/ VA -       Inc.
 Service Shares**
PIMCO Variable Insurance Trust
PIMCO VIT Global     Pacific Investment Management      Seeks to maximize risk-adjusted total
 Diversified         Company LLC ("PIMCO")              return relative to the blend of 60%
 Allocation                                             MSCI World Index 40% Bloomberg
 Portfolio -                                            Barclays U.S. Aggregate Index.
 Advisor Class
 Shares*
PIMCO VIT Low        Pacific Investment Management      Seeks maximum total return,
 Duration Portfolio  Company LLC ("PIMCO")              consistent with preservation of capital
 - Advisor Class                                        and prudent investment management.
 Shares
PIMCO VIT Total      Pacific Investment Management      Seeks maximum total return,
 Return Portfolio -  Company LLC ("PIMCO")              consistent with preservation of capital
 Advisor Class                                          and prudent investment management.
 Shares
Putnam Variable Trust
Putnam VT Equity     Putnam Investment Management,      Seeks capital growth and current
 Income Fund -       LLC                                income.
 Class IB Shares
Putnam VT Growth     Putnam Investment Management,      Seeks capital appreciation.
 Opportunities Fund  LLC
 - Class IB Shares

                                  Investment                              Investment
     Fund Name                     Adviser                                Objective
     ---------                    ----------                              ----------
Putnam VT            Putnam Investment Management,         Seeks capital appreciation.
 International       LLC
 Equity Fund -       Sub-Advisers: Putnam Investments
 Class IB Shares     Limited (PIL) and The Putnam
                     Advisory Company, LLC (PAC)
Putnam VT            Putnam Investment Management,         Seeks long-term capital appreciation.
 Sustainable         LLC
 Leaders Fund -      Sub-Adviser: Putnam Investments
 Class IB Shares     Limited
Securian Funds Trust
SFT Core Bond Fund   Securian Asset Management, Inc.       Seeks as high a level of a long-term
 - Class 2 Shares                                          total rate of return as is consistent
                                                           with prudent investment risk.
SFT Dynamic Managed  Securian Asset Management, Inc.       Seeks to maximize risk-adjusted total
Volatility Fund*                                           return relative to its blended benchmark
                                                           index, comprised of 60% S&P 500 Index
                                                           and 40% Bloomberg Barclays U.S.
                                                           Aggregate Bond Index (the Benchmark
                                                           Index).
SFT Government       Securian Asset Management, Inc.       Seeks maximum current income to
 Money Market Fund+                                        the extent consistent with liquidity
                                                           and the preservation of capital.
SFT Index 400        Securian Asset Management, Inc.       Seeks investment results generally
 Mid-Cap Fund -                                            corresponding to the aggregate price
 Class 2 Shares                                            and dividend performance of the
                                                           publicly traded common stocks that
                                                           comprise the Standard & Poor's
                                                           MidCap 400 Index (the S&P 400
                                                           MidCap).
SFT Index 500 Fund   Securian Asset Management, Inc.       Seeks investment results that
 - Class 2 Shares                                          correspond generally to the price and
                                                           yield performance of the common
                                                           stocks included in the Standard &
                                                           Poor's 500 Composite Stock Price
                                                           Index (the S&P 500(R)).
SFT International    Securian Asset Management, Inc.       Seeks to maximize current income,
 Bond Fund - Class   Sub-Adviser: Franklin Advisers, Inc.  consistent with the protection of
 2 Shares                                                  principal.
SFT Ivy/SM/ Growth   Securian Asset Management, Inc.       Seeks to provide growth of capital.
 Fund                Sub-Adviser: Ivy Investment
                     Management Company
SFT Ivy/SM/ Small    Securian Asset Management, Inc.       Seeks to provide growth of capital.
 Cap Growth Fund     Sub-Adviser: Ivy Investment
                     Management Company
SFT Managed          Securian Asset Management, Inc.       Seeks to maximize risk-adjusted total
 Volatility Equity                                         return relative to its blended
 Fund*                                                     benchmark index, comprised of 60%
                                                           S&P(R) 500 Low Volatility Index, 20%
                                                           S&P(R) BMI International Developed
                                                           Low Volatility Index and 20%
                                                           Bloomberg Barclays U.S. 3 month
                                                           Treasury Bellwether Index (the
                                                           Benchmark Index).
SFT Real Estate      Securian Asset Management, Inc.       Seeks above average income and long-
 Securities Fund -                                         term growth of capital.
 Class 2 Shares
SFT T. Rowe Price    Securian Asset Management, Inc.       Seeks to provide long-term capital
 Value Fund          Sub-Adviser: T. Rowe Price            appreciation by investing in common
                     Associates, Inc.                      stocks believed to be undervalued.
                                                           Income is a secondary objective.

                               Investment                        Investment
     Fund Name                   Adviser                          Objective
     ---------                  ----------                        ----------
SFT Wellington Core  Securian Asset Management, Inc.  The Fund seeks growth of capital.
 Equity Fund -       Sub Adviser: Wellington
 Class 2 Shares      Management Company L.L.P.


**Subject to Shareholder approval, on or about May 24, 2019, the Oppenheimer
  International Growth Fund/VA will merge into the Invesco Oppenheimer V.I. International Growth Fund and the Oppenheimer Main Street Small Cap Fund(R)/VA will merge into the Invesco Oppenheimer V.I. Main Street Small Cap Fund(R).


+ Although the SFT Government Money Market Fund seeks to preserve its net asset value at $1.00, per share, it cannot guarantee it will do so. An investment in the SFT Government Money Market Fund is neither insured nor guaranteed by the Federal Deposit Insurance Corporation or any government agency. The SFT Government Money Market Fund's sponsor has no legal obligation to provide financial support to the fund, and you should not expect that the sponsor will provide financial support to the SFT Government Money Market Fund at any time. In addition, because of expenses incurred by Sub-Accounts in the Variable Annuity Account, during extended periods of low interest rates, the yield of the Sub-Account that invests in the SFT Government Money Market Fund may become extremely low and possibly negative.

* This Fund employs a Managed Volatility Strategy.



Description of the Contract

Your contract may be used generally in connection with all types of tax-qualified plans, state deferred compensation plans or individual retirement annuities adopted by, or on behalf of individuals. It may also be purchased by individuals not as a part of any retirement plan. The contract provides for a variable annuity or a fixed annuity to begin at some future date.

You must complete an application and submit it to us. We will review your application form for compliance with our issue criteria, and if it is accepted, we will issue the contract to you. We currently require each Owner and Annuitant to be 80 years old or less at the time the contract is issued. If the contract is issued as an inherited IRA, the maximum age at issue is 65 and no living benefit riders are permitted. In some states you may be able to purchase the contract through an automated electronic transmission process. Ask your representative about availability and details. The annuitant must be the same as the owner except in situations where the owner is other than a natural person, such as a trust, corporation or similar entity or where otherwise agreed to by us.

Right of Cancellation or "Free Look"

You should read your contract carefully as soon as you receive it. You may cancel your contract within twenty days after its delivery, for any reason, by giving us written notice at: Annuity Services, P.O. Box 64628, St. Paul, MN 55164-0628. This is referred to as the "free look" period. If you cancel and return your contract during the "free look period", we will refund to you the amount required by your state. This amount is either your contract value less the amount of any credit enhancement(s) which were credited to your contract, plus any premium tax charges that may have been deducted, or your purchase payments at the time you exercise your free look right. Purchase payments will be invested in accordance with your allocation instructions during the free look period. You bear the investment risk for your purchase payments and the credit enhancement(s) during this period. In the event the sub-account values decline during this period, recapture of the credit enhancement(s) will reduce the contract value more than if the credit enhancement had not been applied. Please see Appendix G for an example.

Payment of the requested refund will be made to you within seven days after we receive notice of cancellation. In some states, the free look period may be longer. See your contract for complete details regarding your right to cancel.

1035 Exchanges or Replacements

If you are considering the purchase of this contract with the proceeds of another annuity or life insurance contract, also referred to as a "Section 1035 Exchange" or "Replacement", it may or may not be advantageous to replace your existing contract with this contract. You should compare both contracts carefully. You may have to pay surrender charges on your old contract and there is a deferred sales charge period for this contract. In addition, the charges for this contract may be higher (or lower) and the benefits or investment options may be different from your old contract. You should not exchange another contract for this one unless you determine, after knowing all of the facts, that the exchange is in your best interest. For additional information regarding the tax impact in Section 1035 Exchanges, see "Federal Tax Status --
Section 1035 Exchanges."

Purchase Payments

You choose when to make purchase payments. Your initial purchase payment must be at least equal to $10,000, and must be in U.S. dollars.

We may reduce the initial purchase payment requirement if you purchase this contract through a 1035 exchange or qualified plan direct transfer from a contract issued by another carrier and at the time of application the value of the other contract(s) meets or exceeds the applicable minimum initial purchase payment for this contract but prior to receipt by us of the proceeds from the other contract(s), the value drops below the minimum initial purchase payment requirement due to market conditions.

You must submit this amount along with your application. There may also be limits on the maximum contributions that you can make to retirement plans. Be sure to review your retirement plan's contribution rules, applicable to your situation.

We will return your initial payment or any subsequent payment within five business days if: (1) your application or instructions fail to specify which portfolios you desire, or are otherwise incomplete, or (2) you do not consent to our retention of your payment until the application or instructions are made complete and in "good order."

Purchase payments subsequent to your initial payment must be at least $500 regardless of the type of contract you purchase or the retirement plan with which it is used. For all contracts issued prior to October 30, 2013, total purchase payments may not exceed $2,000,000 for the same owner or annuitant except with our consent. For all contracts issued on or after October 30, 2013, total purchase payments may not exceed $1,000,000 for the same owner or annuitant except with our consent. For purposes of these limitations, we may aggregate other Minnesota Life annuity contracts with this one. Additional purchase payments will not be accepted while either the owner or joint owner (or annuitant, if the owner is not a natural person) qualifies under the nursing home or terminal illness provisions for the waiver of any deferred sales charges. If you elect an optional death benefit rider or optional living benefit rider, there may be additional restrictions on purchase payments. See the sections entitled "Death Benefits -- Optional Death Benefits" and "Other Contract Options (Living Benefits) for details.

Credit Enhancement and Recapture

For purchase payments made during the first contract year (i.e., the first 12 months of the contract) and prior to the first contract anniversary, we will credit a "bonus" amount to your contract in an amount equal to 7.0% of each purchase payment. This amount is called a "credit enhancement".

The credit enhancements are subject to recapture in the following circumstances:

1) If you return your contract under the Right of Cancellation/Free look provision, we will deduct an amount equal to all of the credit enhancements added to your contract;

2) If a death benefit is paid, we will deduct an amount equal to all credit enhancements added to your contract within 12 months of your date of death; and

3) If you make a withdrawal, surrender or apply amounts to provide annuity payments (i.e., annuitize) within the first seven years of the contract date, we will deduct an amount equal to a percentage of the credit enhancement(s) that has not yet vested.

We will never recapture more than the dollar amount of the credit enhancement added to your contract. In other words, we do not recapture investment gain or earnings attributable to credit enhancements. However, decreases in your contract's sub-account values, which includes the value of the accumulation units attributable to credit enhancements, does not diminish the dollar amount subject to recapture. Therefore, additional accumulation units must become subject to recapture as the value of accumulation units decreases. Stated differently, you bear the investment risk for the credit enhancements added to your contract because the proportionate share of any contract owner's variable contract value that we recapture increases as the variable contract value decreases. This has the potential to dilute somewhat the contract owner's interest in their contract as compared to other contract owners who do not trigger the recapture provisions. Finally, because it is not administratively feasible to track unvested credit enhancements, we are unable to refund any asset based fees or charges that might be applied to credit enhancements which are subsequently recaptured.

The value of the credit enhancement(s) only fully "vests", or belongs irrevocably to the contract owner, when the recapture period for the credit enhancement expires. Several examples corresponding to the discussion below may be found in Appendix G.

On each contract anniversary, an amount equal to 14.2857% (i.e. 1/7) of the credit enhancement(s) not previously recaptured will vest. All credit enhancements will be fully vested at the end of seven contract years.

You may calculate the amount of the credit enhancements that will be recaptured if you take a withdrawal, surrender the contract or annuitize your contract, in the first seven years with the following formula:

(amount withdrawn or annuitized) - (applicable "free amount")*  x Amount of Unvested Credit
         (contract value at the time of the request)                   Enhancements

* The "free amount" is described in the section entitled 'Deferred Sales Charge' of the prospectus. The free amount does not apply when you surrender the contract or if you elect annuity payments.

The credit enhancements are treated as earnings for federal tax purposes. Credit enhancements are also treated as earnings, not purchase payments, when you calculate a benefit, such as an optional benefit, under the contract. Some of the guaranteed and optional benefits under this contract have an initial benefit value equal to the amount of your purchase payments. Since the credit enhancement is not treated as a purchase payment, it will not increase the initial value of that benefit. If however, a benefit calculation uses the contract value, such as when a benefit "resets" or if the benefit is added on a contract anniversary with an initial benefit equal to contract value, the current value of the credit enhancement will be reflected in the guaranteed or optional benefit.

The Guaranteed Minimum Death Benefit, each optional death benefit rider (except EEB and EEB II), and each optional living benefit rider has an initial benefit value based on purchase payments. For examples of how the credit enhancement may or may not be included in a particular optional benefit, please see the particular death benefit section of the contract or the applicable optional benefit Appendix.

The deferred sales charges is generally higher and the deferred sales charge period is longer than under our products that do not offer a credit enhancement. Also, the mortality and expense risk charge is higher than that charged under other products which, in some cases, offer comparable features, but which have no credit enhancement. We use a portion of the deferred sales charge and mortality and expense risk charge to recover the cost of providing the credit enhancement and to the extent these amounts exceed our costs we expect to make a profit.

There may be circumstances under which the contract owner may be worse off from having received the credit enhancement. For example, if the contract owner cancels the contract during the free look period, we recapture the dollar value of all of the credit enhancements that had been credited to your contract. If the state law provides that contract value is returned on a free look, and if the performance of the applicable sub-accounts has been negative during that period, we will return the contract value less the credit enhancement(s). The negative performance associated with the credit enhancement will reduce the contract value more than if the credit enhancement had not been applied.

Automatic Purchase Plan

If you elect to establish an Automatic Purchase Plan (APP), the minimum subsequent purchase payment amount is reduced to $100. You may elect purchase payments to occur on a bi-weekly, monthly, bi-monthly, quarterly, semi-annual or annual basis. You must also select which day of the month you would like your APP draft to occur. You may select from the 1st day of the month through the 25th day. If the date you selected falls on a date that is not a valuation date, for example because it's a holiday or weekend, the transaction will be processed on the next valuation date.

Purchase Payment Allocation Options

Your purchase payments may be allocated to a portfolio of the variable annuity account, to the DCA Fixed Account or to one or more guarantee period(s) of the guaranteed term account if available. There is no minimum amount which must be allocated to any of the allocation options.

Focused Portfolio Strategies or Models

Minnesota Life makes available to contract owners at no additional charge five diversified model portfolios called "Focused Portfolio Strategies or Models" ("model portfolios") that range from conservative to aggressive in investment style. These model portfolios are intended to provide a diversified investment portfolio by combining different asset classes to help you reach your investment goal. While diversification may help reduce overall risk, it does not eliminate the risk of losses and it does not protect against losses in a declining market.

Securian Financial Services, Inc. ("Securian Financial"), a broker-dealer and registered investment adviser, determined the composition of the Model Portfolios. Securian Financial is an affiliate of Minnesota Life and the principal underwriter of the contract. There is no investment advisory relationship between Securian Financial and contract Owners. You should not rely on the Model Portfolios as providing individualized investment recommendations to you. In the future, Minnesota Life may modify or discontinue its arrangement with Securian Financial, in which case Minnesota Life may contract with another firm to provide similar asset allocation models, may provide its own asset allocation models, or may choose not to make any models available.

The following is a brief description of the five Model Portfolios currently available. Your sales representative can provide additional information about the Model Portfolios. Please talk to him or her if you have additional questions about these Model Portfolios.

Aggressive Growth Portfolio

The Aggressive Growth portfolio is composed of underlying Sub-Accounts representing a target allocation of approximately 100% in equity investments. The largest of the asset class target allocations are in U.S. large cap value, international large cap equity, and U.S. large cap growth.

Growth Portfolio

The Growth portfolio is composed of underlying Sub-Accounts representing a target allocation of approximately 80% in equity and 20% in fixed income investments. The largest of the asset class target allocations are in U.S. large cap value, international large cap equity, U.S. large cap growth, and fixed income.

Conservative Growth Portfolio

The Conservative Growth portfolio is composed of underlying Sub-Accounts representing a target allocation of approximately 60% in equity and 40% in fixed income investments. The largest asset class target allocations are in fixed income, U.S. large cap value, international large cap equity, and U.S. large cap growth.

Income and Growth Portfolio

The Income and Growth portfolio is composed of underlying Sub-Accounts representing a target allocation of approximately 40% in equity and 60% in fixed income investments. The largest asset class target allocations are in fixed income, U.S. large cap value, international large cap equity, and U.S. large cap growth.

Income Portfolio

The Income portfolio is composed of underlying Sub-Accounts representing a target allocation of approximately 20% in equity and 80% in fixed income investments. The largest asset class target allocations are in fixed income, U.S. large cap value and U.S. large cap growth.

The target asset allocations of these Model Portfolios may vary from time to time in response to market conditions and changes in the holdings of the Funds in the underlying Portfolios. However, this is considered a "static" allocation model. When you elect one of the Model Portfolios we do not automatically change your allocations among the Sub-Accounts if the Model Portfolio's allocation is changed. You must instruct us to change the allocation.

Certain Model Portfolios may be used with some of the living benefit riders. Please see the section that describes the optional benefit for additional discussion of how the models may be used for these benefits.

CustomChoice Allocation Option

In conjunction with certain living benefit riders you may have the option of participating in the CustomChoice Allocation Option. Currently, this option is only available if you have one of the optional living benefit riders other than MyPath Ascend (Single or Joint), MyPath Ascend 2.0 (Single or Joint), MyPath Summit (Single or Joint), or GIPB. This option is an asset allocation approach that is intended to offer you a variety of investment options while also allowing us to limit some of the risk that we take when offering living benefit riders. In providing this allocation option, Minnesota Life is not providing investment advice or managing the allocations under your contract. This is not an investment advisory account. If you participate in this option you have sole authority to make investment allocation decisions within the defined limitations. If you

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choose to participate in this option you must allocate 100% of your Contract
Value within the limitations set forth below.

You may transfer your contract value among the fund options within a group or among funds in different groups provided that after the transfer your allocation meets the limitations below. Transfers between funds within the CustomChoice Allocation Option will be validated against the limitations based on contract values as of the valuation date preceding the transfer. We will reject any allocation instructions that do not comply with the limitations.

If we receive an instruction that will result in an allocation that does not comply with the allocation limitations, we will notify you either through your financial representative or directly via phone or email. The Guaranteed Term Account options are not available if you participate in the CustomChoice Allocation Option.

In selecting an allocation option you should consider your personal objectives, investment time horizons, risk tolerance and other financial circumstances. You may also wish to ask your representative for assistance in selecting an option. Asset allocation does not ensure a profit or protect against a loss in a declining market.

To participate in the CustomChoice Allocation Option you must allocate 100% of your contract value to Groups A, B, C, D, and E, according to the following limitations:

    Group A -- a minimum of 30% and maximum of 60% of your total allocation, but no more than 30% of your total allocation may be allocated to any single fund in Group A

    Group B -- a minimum of 40% and maximum of 70% of your total allocation

    Group C -- a maximum of 30% of your total allocation

    Group D -- a maximum of 10% of your total allocation

    Group E -- a maximum of 5% of your total allocation

Please note -- the above percentage limitations require that you allocate a minimum of 30% of your contract value to Group A and a minimum of 40% of your contract value to Group B. You are not required to allocate anything to Groups C, D, or E.

Group A (30% -- 60% -- no more than 30% in any single fund)


             -----------------------------------------------------
             American Century Variable  PIMCO Variable Insurance
             Portfolios II, Inc.        Trust
               .  VP Inflation            .  PIMCO VIT Low
                  Protection Fund            Duration Portfolio
             American Funds Insurance     .  PIMCO VIT Total
             Series(R)                       Return Portfolio
               .  U.S.                  Securian Funds Trust
                  Government/AAA-Rated    .  SFT Core Bond Fund
                  Securities Fund         .  SFT Government Money
             Goldman Sachs Variable          Market Fund
             Insurance Trust
               .  Goldman Sachs VIT
                  High Quality
                  Floating Rate Fund
             Janus Aspen Series
               .  Janus Henderson
                  Flexible Bond
                  Portfolio
             -----------------------------------------------------

Group B (40% -- 70%)

         AB Variable Products                 .  TOPS(R) Managed Risk
         Series Fund, Inc.                       Flex ETF Portfolio
           .  Dynamic Asset                   .  TOPS(R) Managed Risk
              Allocation Portfolio               Growth ETF Portfolio
         Goldman Sachs Variable               .  TOPS(R) Managed Risk
         Insurance Trust                         Moderate Growth ETF
           .  Goldman Sachs VIT                  Portfolio
              Global Trends                 PIMCO Variable Insurance
              Allocation Fund               Trust
         Ivy Variable Insurance               .  PIMCO VIT Global
         Portfolios                              Diversified
           .  Ivy VIP Pathfinder                 Allocation Portfolio
              Moderately                    Securian Funds Trust
              Aggressive --                   .  SFT Dynamic Managed
              Managed Volatility                 Volatility Fund
           .  Ivy VIP Pathfinder              .  SFT Managed
              Moderate -- Managed                Volatility Equity
              Volatility                         Fund
           .
              Ivy VIP Pathfinder Moderately
              Conservative --
              Managed Volatility
         Northern Lights Variable
         Trust
           .  TOPS(R) Managed Risk
              Balanced ETF
              Portfolio
         -------------------------------------------------------------

Group C (up to 30%)

             -----------------------------------------------------
             AIM Variable Insurance     Ivy Variable Insurance
             Funds (Invesco Variable    Portfolios
             Insurance Funds)             .  Ivy VIP Asset
               .  Invesco V.I.               Strategy
                  Comstock Fund           .  Ivy VIP Balanced
               .  Invesco V.I. Equity     .  Ivy VIP Core Equity
                  and Income Fund         .  Ivy VIP Value
             ALPS Variable Investment   Janus Aspen Series
             Trust (Morningstar)          .  Janus Henderson
               .  Morningstar                Balanced Portfolio
                  Aggressive Growth       .  Janus Henderson Mid
                  ETF Asset Allocation       Cap Value Portfolio
                  Portfolio             Neuberger Berman Advisers
               .  Morningstar Balanced  Management Trust
                  ETF Asset Allocation    .  Neuberger Berman AMT
                  Portfolio                  Sustainable Equity
               .  Morningstar                Portfolio
                  Conservative ETF      Putnam Variable Trust
                  Asset Allocation        .  Putnam VT Equity
                  Portfolio                  Income Fund
               .  Morningstar Growth    Securian Funds Trust
                  ETF Asset Allocation    .  SFT Index 500 Fund
                  Portfolio               .  SFT Ivy/SM/ Growth
               .  Morningstar Income         Fund
                  and Growth ETF Asset    .  SFT T. Rowe Price
                  Allocation Portfolio       Value Fund
             American Funds Insurance     .  SFT Wellington Core
             Series(R)                       Equity Fund
               .  Growth Fund
               .  Growth-Income Fund
             Fidelity(R) Variable
             Insurance Products Funds
               .  Fidelity VIP
                  Equity-Income
                  Portfolio
             -----------------------------------------------------

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

Group D (up to 10%)


             -----------------------------------------------------
             AIM Variable Insurance     Legg Mason Partners
             Funds (Invesco Variable    Variable Equity Trust
             Insurance Funds)             .  ClearBridge Variable
               .  Invesco V.I.               Small Cap Growth
                  American Value Fund        Portfolio
               .  Invesco V.I. Small    MFS(R) Variable Insurance
                  Cap Equity Fund       Trust II
             American Funds Insurance     .  MFS(R) International
             Series(R)                       Value Portfolio
               .  Global Bond Fund      Oppenheimer Variable
               .  Global Growth Fund    Account Funds
               .  International Fund      .  Oppenheimer
             Fidelity(R) Variable            International Growth
             Insurance Products Funds        Fund/VA*
               .  Mid Cap Portfolio     Putnam Variable Trust
             Ivy Variable Insurance       .  Putnam VT Growth
             Portfolios                      Opportunities Fund
               .  Ivy VIP Global Growth Securian Funds Trust
               .  Ivy VIP                 .  SFT Index 400 Mid
                  International Core         Cap Fund
                  Equity                  .  SFT International
               .  Ivy VIP Mid Cap            Bond Fund
                  Growth                  .  SFT Ivy/SM/ Small
               .  Ivy VIP Small Cap          Cap Growth Fund
                  Core
             Janus Aspen Series
               .  Janus Henderson
                  Forty Portfolio
             -----------------------------------------------------


Group E (up to 5%)


         --------------------------------------------------------------
         American Funds Insurance              .  Ivy VIP Natural
         Series(R)                                Resources
           .  Global Small                     .  Ivy VIP Science and
              Capitalization Fund                 Technology
           .  New World Fund(R)                .  Ivy VIP Small Cap
         Franklin Templeton                       Growth
         Variable Insurance                  Janus Aspen Series
         Products Trust                        .  Janus Henderson
           .  Franklin Small Cap                  Overseas Portfolio
              Value VIP Fund                 Morgan Stanley Variable
           .  Templeton Developing           Insurance Fund, Inc.
              Markets VIP Fund                 .  Morgan Stanley VIF
         Ivy Variable Insurance Portfolios        Emerging Markets
           .  Ivy VIP High Income                 Equity Portfolio
                                             Securian Funds Trust
                                               .  SFT Real Estate
                                                  Securities Fund
         --------------------------------------------------------------



* Subject to shareholder approval, on or about May 24, 2019, the Oppenheimer International Growth Fund/VA will merge into the Invesco Oppenheimer V.I. International Growth Fund.


Rebalancing

If you elect to use the CustomChoice Allocation Option, your contract value will automatically be rebalanced each quarter. When we rebalance your contract value we will transfer amounts between sub-accounts so that the allocations when the rebalancing is complete are the same as the most recent allocation instructions we received from you. The rebalancing will occur on the same day of the month as the contract date. If the contract date is after the 25/th/ of the month, rebalancing will occur on the first business day of the following month. If the quarterly rebalancing date does not fall on a business date, the rebalancing will occur on the next business date. Rebalancing does not guarantee an investment return in your contract value.

Possible Changes

We reserve the right to add, remove, or change the groups, the funds within each group, or the percentage limitations for each group. We will notify you of any such change. If there is a change, you will not need to change your then-current allocation instructions. However, the next time you make a purchase payment, reallocation request or transfer request, we will require that your allocation instructions comply with the limitations in effect at the time of the purchase payment, reallocation request or transfer request. We are currently waiving this requirement with respect to additional purchase payments to the contract. If a contract owner makes an allocation change request to a group or fund that is no longer available, the contract owner will be obligated to provide a new allocation instruction to a group or fund available at the time of the request. Until your next purchase payment, transfer request or reallocation request, quarterly rebalancing will continue to be based on the most recent allocation instructions we received from you.

Termination

To terminate participation in the CustomChoice Allocation Option you must allocate your entire contract value to another allocation plan approved for use with the rider you have elected.

CustomChoice II Allocation Option

In conjunction with the MyPath Core Flex and MyPath Value rider applied for on or after July 21, 2017, you have the option of participating in the CustomChoice II Allocation Option. This option is an asset allocation approach that is intended to offer you a variety of investment options while also allowing us to limit some of the risk that we take when offering living benefit riders. In providing this allocation option, Minnesota Life is not providing investment advice or managing the allocations under your Contract. This is not an investment advisory account. If you participate in this option you have sole authority to make investment allocation decisions within the defined limitations. If you choose to participate in this option, you must allocate 100% of your Contract Value within the limitations set forth below.

You may transfer your Contract Value among the Fund options within a group or among Funds in different groups provided that after the transfer your allocation meets the limitations below. Transfers between Funds within the CustomChoice II Allocation Option will be validated against the limitations based on Contract Values as of the Valuation Date preceding the transfer. We will reject any allocation instructions that do not comply with the limitations.

If we receive an instruction that will result in an allocation that does not comply with the allocation limitations, we will notify you either through your financial representative or directly via phone or email. In selecting an allocation option, you should consider your personal objectives, investment time horizons, risk tolerance and other financial circumstances. You may also wish to ask your representative for assistance in selecting an option. Asset allocation does not ensure a profit or protect against a loss in a declining market.

To participate in the CustomChoice II Allocation Option you must allocate 100% of your Contract Value to Groups A, B, C, D, and E, according to the following limitations:

    Group A -- a minimum of 30% and a maximum of 70% of your total allocation, but no more than 30% of your total allocation may be allocated to any single Fund in Group A.

    Group B -- minimum of 30% and a maximum of 70% of your total allocation.

    Group C -- maximum of 40% of your total allocation.

    Group D -- maximum of 15% of your total allocation and maximum of 10% per Fund.

    Group E -- maximum of 5% of your total allocation.

Please note -- the above percentage limitations require that you allocate a minimum of 30% of your Contract Value to Group A and a minimum of 30% of your Contract Value to Group B. You are not required to allocate anything to Groups C, D, or E.

Group A (30% - 70% - no more than 30% in any single Fund)


             American Century Variable  PIMCO Variable Insurance
             Portfolios II, Inc.        Trust
               .  VP Inflation            .  PIMCO VIT Low
                  Protection Fund            Duration Portfolio
             American Funds Insurance     .  PIMCO VIT Total
             Series(R)                       Return Portfolio
               .  U.S.                  Securian Funds Trust
                  Government/AAA-Rated    .  SFT Core Bond Fund
                  Securities Fund         .  SFT Government Money
             Goldman Sachs Variable          Market Fund
             Insurance Trust
               .  Goldman Sachs VIT
                  High Quality
                  Floating Rate Fund
             Janus Aspen Series
               .  Janus Henderson
                  Flexible Bond
                  Portfolio


Group B (30% - 70%)

             AB Variable Products         .  Ivy VIP Pathfinder
             Series Fund, Inc.               Moderately
               .  Dynamic Asset              Aggressive --
                  Allocation Portfolio       Managed Volatility
             AIM Variable Insurance       .  Ivy VIP Pathfinder
             Funds (Invesco Variable         Moderately
             Insurance Funds)                Conservative --
               .  Invesco V.I. Equity        Managed Volatility
                  and Income            Janus Aspen Series
             ALPS Variable Investment     .  Janus Henderson
             Trust (Morningstar)             Balanced Portfolio
               .  Morningstar Balanced  Northern Lights Variable
                  ETF Asset Allocation  Trust
                  Portfolio               .  TOPS(R) Managed Risk
               .  Morningstar                Balanced ETF
                  Conservative ETF           Portfolio
                  Asset Allocation        .  Tops(R) Managed Risk
                  Portfolio                  Flex ETF Portfolio
               .  Morningstar Growth      .  TOPS(R) Managed Risk
                  ETF Asset Allocation       Growth ETF Portfolio
                  Portfolio               .  TOPS(R) Managed Risk
               .  Morningstar Income         Moderate Growth ETF
                  and Growth ETF Asset       Portfolio
                  Allocation Portfolio  PIMCO Variable Insurance
             Goldman Sachs Variable     Trust
             Insurance Trust              .  PIMCO VIT Global
               .  Goldman Sachs VIT          Diversified
                  Global Trends              Allocation Portfolio
                  Allocation Fund       Securian Funds Trust
             Ivy Variable Insurance       .  SFT Dynamic Managed
             Portfolios                      Volatility Fund
               .  Ivy VIP Balanced        .  SFT Managed
               .  Ivy VIP Pathfinder         Volatility Equity
                  Moderate -- Managed        Fund
                  Volatility

Group C (up to 40%)

             AIM Variable Insurance     Janus Aspen Series
             Funds (Invesco Variable      .  Janus Henderson Mid
             Insurance Funds)                Cap Value Portfolio
               .  Invesco V.I.          Neuberger Berman Advisers
                  Comstock Fund         Management Trust
             ALPS Variable Investment     .  Neuberger Berman AMT
             Trust (Morningstar)             Sustainable Equity
               .  Morningstar                Portfolio
                  Aggressive Growth     Putnam Variable Trust
                  ETF Asset Allocation    .  Putnam VT Equity
                  Portfolio                  Income Fund
             American Funds Insurance   Securian Funds Trust
             Series(R)                    .  SFT Index 500 Fund
               .  Growth Fund             .  SFT Ivy/SM/ Growth
               .  Growth-Income Fund         Fund
             Fidelity(R) Variable         .  SFT T. Rowe Price
             Insurance Products Funds        Value Fund
               .  Fidelity VIP            .  SFT Wellington Core
                  Equity-Income              Equity Fund
                  Portfolio
             Ivy Variable Insurance
             Portfolios
               .  Ivy VIP Asset
                  Strategy
               .  Ivy VIP Core Equity
               .  Ivy VIP Value

Group D (up to 15% - max of 10% per Fund)


             AIM Variable Insurance     Legg Mason Partners
             Funds (Invesco Variable    Variable Equity Trust
             Insurance Funds)             .  ClearBridge Variable
               .  Invesco V.I.               Small Cap Growth
                  American Value Fund        Portfolio
               .  Invesco V.I. Small    MFS(R) Variable Insurance
                  Cap Equity Fund       Trust II
             American Funds Insurance     .  MFS(R) International
             Series(R)                       Value Portfolio
               .  Global Bond Fund      Oppenheimer Variable
               .  Global Growth Fund    Account Funds
               .  International Fund      .  Oppenheimer
             Fidelity(R) Variable            International Growth
             Insurance Products Funds        Fund/VA*
               .  Mid Cap Portfolio     Putnam Variable Trust
             Ivy Variable Insurance       .  Putnam VT Growth
             Portfolios                      Opportunities Fund
               .  Ivy VIP Global Growth Securian Funds Trust
               .  Ivy VIP                 .  SFT Index 400
                  International Core         Mid-Cap Fund
                  Equity                  .  SFT International
               .  Ivy VIP Mid Cap            Bond Fund
                  Growth                  .  SFT Ivy/SM/ Small
               .  Ivy VIP Small Cap          Cap Growth Fund
                  Core
             Janus Aspen Series
               .  Janus Henderson
                  Forty Portfolio


Group E (up to 5%)


             American Funds Insurance     .  Ivy VIP Science and
             Series(R)                       Technology
               .  Global Small            .  Ivy VIP Small Cap
                  Capitalization Fund        Growth
               .  New World Fund(R)     Janus Aspen Series
             Franklin Templeton           .  Janus Henderson
             Variable Insurance              Overseas Portfolio
             Products Trust             Morgan Stanley Variable
               .  Franklin Small Cap    Insurance Fund, Inc.
                  Value VIP Fund          .  Morgan Stanley VIF
               .  Templeton Developing       Emerging Markets
                  Markets VIP Fund           Equity Portfolio
             Ivy Variable Insurance     Securian Funds Trust
             Portfolios                   .  SFT Real Estate
               .  Ivy VIP High Income        Securities Fund
               .  Ivy VIP Natural
                  Resources



* Subject to Shareholder approval, on or about May 24, 2019, the Oppenheimer International Growth Fund/VA will merge into the Invesco Oppenheimer V.I. International Growth Fund.


Rebalancing

If you elect to use the CustomChoice II Allocation Option, your Contract Value will automatically be rebalanced each quarter. When we rebalance your Contract Value we will transfer amounts between Sub-Accounts so that the allocations when the rebalancing is complete are the same as the most recent allocation instructions we received from you. The rebalancing will occur on the same day of the month as the Contract Date. If the Contract Date is after the 25th of the month, rebalancing will occur on the first business day of the following month. If the quarterly rebalancing date does not fall on a business date, the rebalancing will occur on the next business date. Rebalancing does not guarantee an investment return in your Contract Value.

Possible Changes

We reserve the right to add, remove, or change the groups, the Funds within each group, or the percentage limitations for each group. We will notify you of any such change. If there is a change, you will not need to change your then-current allocation instructions. However, the next time you make a Purchase Payment, reallocation request or transfer request, we will require that your allocation instructions comply with the limitations in effect at the time of the Purchase Payment, reallocation request or transfer request. We are currently waiving this requirement with respect to additional Purchase Payments to the Contract. If an Owner makes an allocation change request to a group or Fund that is no longer available, the Owner will be obligated to provide a new allocation instruction to a group or Fund available at the time of the request. Until your next Purchase Payment, transfer request or reallocation request, quarterly rebalancing will continue to be based on the most recent allocation instructions we received from you.

Termination

To terminate participation in the CustomChoice II Allocation Option you must allocate your entire Contract Value to another allocation plan approved for use with the rider you have elected.

SimpleChoice Asset Allocation Portfolios

If you elect MyPath Core Flex or MyPath Value optional living benefit riders, you may elect to use asset allocation options called SimpleChoice Asset Allocation Portfolios. The SimpleChoice Asset Allocation Portfolios are designed to provide a simple, alternative method of meeting the fund and allocation percentage requirements and limitations of the CustomChoice Allocation Option. The requirements and limitations of the CustomChoice Allocation Option are previously described in the section of this prospectus entitled "Description of the Contract -- CustomChoice Allocation Option." Like the CustomChoice Allocation Option, the SimpleChoice Asset Allocation Portfolios allow us to help reduce the risks we take in offering MyPath Core Flex and MyPath Value.

Securian Financial Services, Inc. ("Securian Financial"), a broker-dealer and registered investment adviser, determined the composition of the SimpleChoice Asset Allocation Portfolios. Securian Financial is an affiliate of Minnesota Life and the principal underwriter of the contract. There is no investment advisory relationship between Securian Financial and contract owners. You should not rely on the SimpleChoice Asset Allocation Portfolios as providing individualized investment recommendations to you. In the future, Minnesota Life may modify or discontinue its arrangement with Securian Financial, in which case Minnesota Life may contract with another firm to provide similar asset allocation portfolios, may provide its own asset allocation portfolios, or may choose not to make any portfolios available.

The SimpleChoice Asset Allocation Portfolios are intended to provide a diversified investment portfolio by combining different asset classes. While diversification may help reduce overall risk, it does not eliminate the risk of losses and it does not protect against losses in a declining market. There is no additional charge to elect a SimpleChoice Asset Allocation Portfolio.

The following is a brief description of the two SimpleChoice Asset Allocation Portfolios currently available. Please talk to your registered representative if you have additional questions about these SimpleChoice Asset Allocation Portfolios.

SimpleChoice Income and Growth Portfolio is an allocation that uses the CustomChoice Allocation Option framework. It is generally designed to have a higher allocation of income producing funds in its allocation, with a secondary focus on equity funds.

SimpleChoice Moderate Growth Portfolio is an allocation that uses the CustomChoice Allocation Option framework. It is generally designed to have an allocation of both equity funds and income producing funds.

The target asset allocations of these SimpleChoice Asset Allocation Portfolios may vary from time to time in response to market conditions and changes in the holdings of the funds in the underlying portfolios. However, this is considered a "static" allocation model. When you elect one of the SimpleChoice Asset Allocation Portfolios, we do not automatically change your allocations among the sub-accounts if the SimpleChoice Asset Allocation Portfolios' allocation is changed, nor do we automatically notify you when changes occur in a SimpleChoice Asset Allocation Portfolios' allocation. You must instruct us to change the allocation.

The SimpleChoice Asset Allocation Portfolios are only available with MyPath Core Flex or MyPath Value optional living benefit riders. Please see the section that describes the optional living benefit rider you are considering for additional discussion of how the SimpleChoice Asset Allocation portfolios may be used for these riders.

Rebalancing

If you elect to use the SimpleChoice Asset Allocation Portfolios, your contract value will automatically be rebalanced each quarter. When we rebalance your contract value we will transfer amounts between sub-accounts so that the allocations when the rebalancing is complete are the same as the SimpleChoice Asset Allocation Portfolio you elected. The rebalancing will occur on the same day of the month as the contract date. If the contract date is after the 25th of the month, rebalancing will occur on the first business day of the following month. If the quarterly rebalancing date does not fall on a business date, the rebalancing will occur on the next business date. Rebalancing does not guarantee an investment return in your Contract Value.

Termination

To terminate participation in the SimpleChoice Asset Allocation Portfolios, you must allocate your entire contract value to another allocation plan approved for use with the rider you have elected.

Transfers

Values may be transferred between the guarantee period(s) of the guaranteed term account if available to your contract and/or between or among the sub-accounts of the variable annuity account. You may effect transfers or change allocation of future purchase payments by written request, internet (through our Online Service Center) or telephone transfer. We will make the transfer on the basis of accumulation unit values next determined after receipt of your request at our home office. You may not transfer into the DCA Fixed Account.

Unless stated otherwise, the same conditions and procedures that apply to written requests apply to telephone requests (including any faxed requests) and internet transfers through our on-line service center. We have procedures designed to provide reasonable assurance that telephone, internet or faxed authorizations are genuine. To the extent that we do not have procedures, we may be liable for any losses due to unauthorized or fraudulent instructions. We require contract owners or persons authorized by them to provide identifying information to us for telephone and internet transactions, we record telephone instruction conversations and we provide you with written confirmations of your telephone, internet or faxed transactions.

There is generally no dollar amount limitation on transfers. Limitations apply in the case of systematic transfer arrangements. See "Systematic Transfer Arrangements".

No deferred sales charge will be imposed on transfers. In addition, there is currently no charge for transfers. However, we reserve the right to charge up to $10 per transfer if you make more than 12 transfers in any single contract year. A market value adjustment may apply in the case of amounts transferred from a guarantee period of the guaranteed term account. Please see "General Information -- Fixed Account(s) and the Guaranteed Term Account" for details.

During periods of marked economic or market changes, you may experience difficulty making a telephone, internet or faxed request due to market conditions or performance of systems. If that occurs, you should consider submitting a written request while continuing to attempt your transaction request.

Market Timing and Disruptive Trading

This contract is not designed to be used as a vehicle for frequent trading (i.e., transfers) in response to short-term fluctuations in the securities markets, often referred to generally as "market timing." Market timing activity and frequent trading in your contract can disrupt the efficient management of the underlying portfolios and their investment strategies, dilute the value of portfolio shares held by long-term shareholders, and increase portfolio expenses (including brokerage or other trading costs) for all portfolio shareholders, including long-term contract owners invested in affected portfolios who do not generate such expenses. It is the policy of Minnesota Life to discourage market timing and frequent transfer activity, and, when Minnesota Life becomes aware of such activity, to take steps to attempt to minimize the effect of frequent trading activity in affected portfolios. You should not purchase this contract if you intend to engage in market timing or frequent transfer activity.

We have developed policies and procedures to detect and deter market timing and other frequent transfers, and we will not knowingly accommodate or create exceptions for contract owners engaging in such activity. We employ various means to attempt to detect and deter market timing or other abusive transfers. However, our monitoring may be unable to detect all harmful trading nor can we ensure that the underlying portfolios will not suffer disruptions or increased expenses attributable to market timing or abusive transfers resulting from other insurance carriers which invest in the same portfolios. In addition, because market timing can only be detected after it has occurred to some extent, our policies to stop market timing activity do not go into effect until after we have identified such activity.

We reserve the right to restrict the frequency of -- or otherwise modify, condition or terminate -- any transfer method(s). Your transfer privilege is also subject to modification if we determine, in our sole discretion, that the exercise of the transfer privilege by one or more contract owners is or would be to the disadvantage of other contract owners. Any new restriction that we would impose will apply to your contract without regard to when you purchased it. We also reserve the right to implement, administer, and charge you for any fees or restrictions, including redemption fees that may be imposed by an underlying portfolio attributable to transfers in your contract. We will consider one or more of the following factors:

  .  the dollar amount of the transfer(s);

  . whether the transfers are part of a pattern of transfers that appear designed to take advantage of market inefficiencies;

  . whether an underlying portfolio has requested that we look into identified unusual or frequent activity in a portfolio;

  .  the number of transfers in the previous calendar quarter;

  . whether the transfers during a quarter constitute more than two "round trips" in a particular portfolio. A round trip is a purchase into a portfolio and a subsequent redemption out of the portfolio, without regard to order.

In the event your transfer activity is identified as disruptive or otherwise constitutes a pattern of market timing, you will be notified in writing that your transfer privileges will be restricted in the future if the activity continues. Upon our detecting further prohibited activity, you will be notified in writing that your transfer privileges are limited to transfer requests delivered via regular U.S. mail only. No fax, voice, internet, courier or express delivery requests will be accepted. The limitations for the transfer privileges in your contract will be permanent.

In addition to our market timing procedures, the underlying portfolios may have their own market timing policies and restrictions. While we reserve the right to enforce the portfolios' policies and procedures, contract owners and other persons with interests under the contracts should be aware that we may not have the contractual authority or the operational capacity to apply the market timing policies and procedures of the portfolios, except that, under SEC rules, we are required to: (1) enter into a written agreement with each portfolio or its principal underwriter that obligates us to provide the portfolio promptly upon request certain information about the trading activity of individual contract owners, and (2) execute instructions from the portfolio to restrict or prohibit further purchases or transfers by specific contract owners who violate the market timing policies established by the portfolios.

None of these limitations apply to transfers under systematic transfer programs such as Dollar Cost Averaging or Automatic Portfolio Rebalancing.

Speculative Investing

Do not purchase this contract if you plan to use it, or any of its riders, for speculation, arbitrage, viatication or any other type of collective investment scheme. Your contract may not be traded on any stock exchange or secondary market. By purchasing this contract you represent and warrant that you are not using this contract, or any of its riders, for speculation, arbitrage, viatication or any other type of collective investment scheme.

Systematic Transfer Arrangements

We offer certain systematic transfer arrangements including rebalancing and two dollar cost averaging options -- (1) regular Dollar Cost Averaging ("DCA") and
(2) the DCA Fixed Account option. You may elect either rebalancing or regular DCA to occur on a monthly, quarterly, semi-annual or annual basis. However, you may not elect more than one of these systematic transfer arrangements on the same contract at the same time. You must also select the day of the month you would like the transaction to be processed (ranging from the 1st to the 25th day of the month). If a transaction cannot be completed on that date, for example, because it's a weekend or holiday, it will be processed on the next valuation date. There will be no charge for any of the systematic transfer arrangements described below, and they will not count toward your 12 transfers in any single contract year described above.

    Automatic Portfolio Rebalancing

Rebalancing is a technique where you instruct us to re-allocate specific portfolios periodically to a predetermined percentage. We will re-allocate your portfolios based on the designated date, frequency and percentage instructions you provide to us.

Rebalancing will not affect your allocation of future purchase payments and is not limited to a maximum or minimum number of portfolios. Rebalancing is not available for values in a guarantee period of the guaranteed term account or for values in the DCA Fixed Account.

If you elect a variable annuitization, the annuitant may instruct us to rebalance the variable sub-accounts. Rebalancing is not available for any portion that is a fixed annuitization.

    Dollar Cost Averaging

Dollar Cost Averaging ("DCA") is another type of systematic transfer arrangement. DCA is an investment technique by which you invest a set amount of money at regular intervals. This technique averages the cost of the units you purchase over the period of time and may help to even out the market's volatility in your portfolio. You must instruct us with the date, amount, frequency and the portfolios you wish to be included.

DCA will not affect your allocation of future purchase payments and is not limited to a maximum or minimum number of portfolios. DCA instructions will remain active until the portfolio is depleted in the absence of specific instructions otherwise. DCA is not available after you annuitize. You may not DCA out of any of the guaranteed term accounts.

    DCA Fixed Account Option

The DCA Fixed Account option also allows you to dollar cost average. The DCA Fixed Account option may only be used for new purchase payments to the contract -- you may not transfer into it from other investment options.

Purchase payment amounts that you allocate to the DCA Fixed Account will be held in a fixed account which credits interest at an annual rate at least equal to the minimum guaranteed interest rate shown in your contract. Beginning one month following the date a purchase payment is allocated to the DCA Fixed Account, a portion of the amount allocated will be systematically transferred over an established period of time (currently either 6 months or 12 months) to sub-accounts of the variable annuity account that you have elected. If the systematic transfer would occur on or after the 26th day of the month, then the systematic transfer will be on the first day of the following month instead.

Each month thereafter a portion of the allocated purchase payment will be transferred to the designated sub-accounts until the DCA Fixed Account has been depleted. In the event you allocate additional purchase payments to the DCA Fixed Account during the period selected, those additional amounts will be transferred over the remainder of the period. If you allocate purchase payments to the DCA Fixed Account after it is depleted, a new period of time will be started, as selected by you.

The DCA Fixed Account is not available with Automatic Purchase Plans. If you have elected an optional living benefit with asset allocation requirements, you may use the DCA Fixed Account to allocate new Purchase Payments into your allocation plan provided you are allocating to one of the approved allocation plans currently available for your rider. If your allocation plan requires automatic rebalancing, only Contract Values in the variable sub-accounts will be rebalanced.

If you wish to terminate this systematic transfer prior to the end of the period, you may instruct us to do so. Any remaining amount held in the DCA Fixed Account at that time will be transferred to the sub-accounts you elected as of the valuation date coincident with or next following the date you instruct us to terminate the transfers. In the event you die prior to the end of the period, the amount remaining in your DCA Fixed Account when we receive notice of your death will be transferred to the government money market sub-account.

The DCA Fixed Account is not available after you annuitize. Amounts held in the DCA Fixed Account are part of our general account. To the extent permitted by law we reserve the right at any time to stop accepting new purchase payments to the DCA Fixed Account.

Below is an example designed to show how transfers from the DCA Fixed Account might work:

                           DCA Fixed Account Example

                                             Purchase
                            DCA Fixed        Payments       Transfer to     DCA Fixed
Transaction               Account Before Allocated to DCA  Selected Sub-  Account After
   Date      Transaction     Activity     Fixed Account      Accounts       Activity
-----------  -----------  -------------- ---------------- -------------   -------------
  June 1      Purchase         --           20,000.00           --          21,400.00
              Payment
  July 1      Monthly       21,434.86          --            1,786.24
              Transfer                                    (=21,434.86/12)   19,648.62
 August 1     Monthly       19,681.69          --            1,789.24
              Transfer                                    (=19,681.69/11)   17,892.45
 August 15    Purchase      17,906.05       10,000.00           --          28,606.05
              Payment
September 1   Monthly       28,632.45          --            2,863.25
              Transfer                                    (=28,632.45/10)   25,769.20

To illustrate the DCA Fixed Account, assume a contract is issued on June 1. At this time, purchase payments totaling $20,000 are allocated to the 12 month DCA Fixed Account, along with a credit enhancement of $1,400. Assume the interest rate as of June 1 for the 12 month DCA Fixed Account option is 2%.

On July 1, one month after the first purchase payment into the DCA Fixed Account, the DCA Fixed Account value with interest is $21,434.86. There are 12 monthly transfers remaining from the DCA Fixed Account. Therefore, an amount of $1,786.24 ($21,434.86/12) is transferred into the variable sub-accounts you previously selected.

On August 1, two months after the initial purchase payment into the DCA Fixed Account, the DCA Fixed Account value with interest is $19,681.69. There are 11 monthly transfers remaining in the period. Therefore, an amount of $1,789.24 ($19,861.69/11) is transferred into the variable sub-accounts you previously selected.

On August 15, the value of the DCA Fixed Account is $17,906.05. An additional purchase payment of $10,000 is allocated to the DCA Fixed Account. The additional purchase payment is prior to the first contract anniversary so a credit enhancement of $700 is also allocated, resulting in a DCA Fixed Account value of $28,606.05. Since this additional purchase payment was made during the 12 month period originally established on June 1, the resulting DCA Fixed Account Value will be transferred over the remaining 10 monthly transfers.

On September 1, three months after the initial purchase payment into the DCA Fixed Account, the DCA Fixed Account value with interest is $28,632.45. There are 10 monthly transfers remaining in the period. Therefore, an amount of $2,863.25 ($28,632.45/10) is transferred into the variable sub-accounts you previously selected.

This process will continue, with transfers being made monthly, until the end of the 12 month period. The final transfer will occur on June 1 of the following year. Following this transfer, the DCA Fixed Account value will equal zero.

Purchase Payments and Value of the Contract

    Crediting Accumulation Units

During the accumulation period each purchase payment is credited on the valuation date on or following the date we receive the purchase payment at our home office. We will credit your purchase payments and any related credit enhancements allocated to the variable annuity account, to your contract in the form of accumulation units. The number of accumulation units credited with respect to each purchase payment is determined by dividing the portion allocated to each sub-account by the then current accumulation unit value for that sub-account.

The number of accumulation units so determined shall not be changed by any subsequent change in the value of an accumulation unit, but the value of an accumulation unit will vary from valuation date to valuation date to reflect the investment experience of the portfolio(s).

We will determine the value of accumulation units on each day on which each portfolio is valued. The net asset value of the portfolios' shares shall be computed once daily, and, in the case of government money market portfolio, after the declaration of the daily dividend, as of the primary closing time for business on the New York Stock Exchange ("Exchange") (currently, 3:00 p.m., Central Time), on each day, Monday through Friday, except:

  . days on which changes in the value of that portfolio's securities will not materially affect the current net asset value of that portfolio's shares;

  . days during which none of that portfolio's shares are tendered for redemption and no order to purchase or sell that portfolio's shares is received by that portfolio; and

  . customary national business holidays on which the Exchange is closed for trading.

The value of accumulation units for any given sub-account will be the same for all purchase payments we receive at our home office on that day prior to the close of the Exchange. Purchase payments received after the close of business of the Exchange will be priced on the next valuation date.

In addition to providing for the allocation of purchase payments to the sub-account of the variable annuity account, the contracts allow you to allocate purchase payments to the DCA Fixed Account or for contracts issued prior to June 1, 2011, to the guarantee periods of the guaranteed term account for accumulation at a guaranteed interest rate.

    Value of the Contract

The contract value of your contract at any time prior to when annuity payments begin can be determined by multiplying the number of accumulation units of each portfolio to which you allocate values by the current value of those units and then adding the values so calculated. Then add to that amount any value you have allocated to any fixed account(s) and guarantee period(s) of the guaranteed term account. There is no assurance that your contract value will equal or exceed your purchase payments.

    Accumulation Unit Value

The value of an accumulation unit for each sub-account of the variable annuity account was set at $1.000000 on the first valuation date of the sub-account. The value of an accumulation unit on any subsequent valuation date is determined by multiplying:

  . the value of that accumulation unit on the immediately preceding valuation date by,

  . the net investment factor for the applicable sub-account (described below) for the valuation period just ended.

The value of an accumulation unit any day other than a valuation date is its value on the next valuation date.

Net Investment Factor for Each Valuation Period

The net investment factor is an index used to measure the investment performance of a sub-account of the variable annuity account from one valuation period to the next. For any sub-account, the net investment factor for a valuation period is the gross investment rate for that sub-account for the valuation period, less a deduction for the mortality and expense risk charge at the current rate of 1.70% per annum for contract years 1 through 9, and 1.10% per annum for contract year 10 and after (1.20% per annum after annuitization) and a deduction for the administrative charge at the current rate of .15% per annum. If you elected an optional death benefit with a daily separate account charge, the charge associated with that option will also be deducted.

The gross investment rate may be positive or negative and is equal to:

  . the net asset value per share of a portfolio share held in a sub-account of the variable annuity account determined at the end of the current valuation period, plus

  . the per share amount of any dividend or capital gain distribution by the portfolio if the "ex-dividend" date occurs during the current valuation period, divided by,

  . the net asset value per share of that portfolio share determined at the end of the preceding valuation period.

Redemptions, Withdrawals and Surrender

Prior to the date annuity payments begin you may make partial withdrawals from your contract in amounts of at least $250. We will waive the minimum withdrawal amount:

  . on withdrawals where a systematic withdrawal program is in place and the smaller amount satisfies the minimum distribution requirements of the Code, or

  . when the withdrawal is requested because of an excess contribution to a tax-qualified contract.

To request a withdrawal or surrender (including 1035 exchanges) you may submit to Annuity Services a fully completed and signed surrender or withdrawal form authorized by Minnesota Life. You may also request certain partial withdrawals by telephone if we have a completed telephone authorization on file. Contact Annuity Services for details.


Unless stated otherwise, the same conditions and procedures that apply to written requests apply to telephone requests including any faxed requests. We require contract owners or persons authorized by them to provide identifying information to use, we record telephone instruction conversations and we provide you with written confirmations of your telephone or faxed transactions. Minnesota Life will not be liable for any loss, expense, or cost arising out of any requests that we reasonably believe to be authentic.


During periods of marked economic or market changes, you may experience difficulty making a telephone request due to the volume of telephone calls. If that occurs, you should consider submitting a written request while continuing to attempt your transaction request. We also reserve the right to suspend or limit telephone transactions.

Withdrawal values will be determined as of the valuation date we receive your written withdrawal request at our home office. Unless you tell us otherwise, and to the extent funds are allocated, withdrawals (including systematic withdrawals) will be taken from the variable annuity account, all guarantee periods of the guaranteed term account and any amounts in the DCA Fixed Account on a pro rata basis.

Your contract value will be reduced by the amount of your withdrawal and any applicable deferred sales charge. In addition, any unvested credit enhancements will be recaptured. For a complete discussion of vesting and recapture please see the section entitled "Credit Enhancement and Recapture." Withdrawals or surrenders from one of the guarantee periods of the guaranteed term account may also be subject to a market value adjustment. Please refer to the sections entitled; "General Information -- Fixed Account(s) and the Guaranteed Term Account" for details.

If a withdrawal leaves you with a contract value of less than $1,000, we may elect to treat your withdrawal as a full surrender of your contract and send you your contract's surrender value, as calculated below.

Before annuity payments begin, you may surrender the contract for its surrender value. You will receive the surrender value in a single cash sum. The surrender value of your contract is the contract value computed as of the valuation date your surrender request is received, reduced by any applicable deferred sales charge, unvested credit enhancement, and any market value adjustment for amounts held in a guarantee period of the guaranteed term account. In lieu of a cash sum payment, you may elect an annuity. In most cases, once annuity payments begin for an annuitant, the annuitant cannot surrender annuity benefit and receive a single sum instead (see "Electing the Retirement Date and Annuity Option" for more information).

Modification and Termination of the Contract

Your contract may be modified at any time by written agreement between you and us. However, no such modification will adversely affect the rights of an annuitant under the contract unless the modification is made to comply with a law or government regulation. You will have the right to accept or reject the modification.

The contract permits us to cancel your contract, and pay you its contract value if:

  . no purchase payments are made for a period of two or more full contract years, and

  . the total purchase payments made, less any withdrawals and associated charges, are less than $2,000, and

  .  the contract value of the contract is less than $2,000.

We will notify you, in advance, of our intent to exercise this right in our annual report to you about the status of your contract. We will cancel the contract ninety days after the contract anniversary unless we receive an additional purchase payment before the end of that ninety day period. We will not terminate your contract solely because of poor sub-account performance. If we do elect to terminate your contract under this provision, no deferred sales charge will apply.

Assignment

If the contract is sold in connection with a tax-qualified program (including employer sponsored employee pension benefit plans, tax-sheltered annuities and individual retirement annuities), then:

  . neither the annuitant's or your interest may be assigned, sold, transferred, discounted or pledged as collateral for a loan or as security for the performance of an obligation or for any other purpose, and

  . to the maximum extent permitted by law, benefits payable under the contract shall be exempt from the claims of creditors.

If the contract is not issued in connection with a tax-qualified program, any person's interest in the contract may be assigned during the lifetime of the annuitant. You should discuss the tax consequences with your tax advisor.


We will not be bound by any assignment until we have recorded written notice of it at our home office. We are not responsible for the validity of any assignment. An assignment will not apply to any payment or action made by us before it was recorded. Any payments to an assignee will be paid in a single sum. Any claim made by an assignee will be subject to proof of the assignee's interest and the extent of the assignment.

Deferment of Payment

We will pay any single sum payment within seven days after the date the payment is called for by the terms of the contract, unless the payment is postponed for:

  . any period during which the Exchange is closed other than customary weekend and holiday closings, or during which trading on the Exchange is restricted, as determined by the Securities and Exchange Commission ("SEC");

  . any period during which an emergency exists as determined by the SEC as a result of which it is not reasonably practical to dispose of securities in the portfolio(s) or to fairly determine the value of the assets of the portfolio(s); or

  . other periods the SEC by order permits for the protection of the contract owners.

See "Fixed Account(s) and the Guaranteed Term Account", for additional restrictions on those options.

Confirmation Statements and Reports

You will receive confirmation statements of any unscheduled purchase payment, transfer, or withdrawal; surrender; and payment of any death benefit. Quarterly statements will be made available to you with certain contract information. However, we may not deliver a quarterly statement if you do not have any transactions during that quarter. Statements will include the number of accumulation units in your contract, current value of those units and the contract's total value. Scheduled transactions such as systematic withdrawals, automatic purchase plans and systematic transfers will be shown on your quarterly statement following the transaction. It will also include information related to any amount you have allocated to the fixed account(s) or guarantee periods of the guaranteed term account.

Contract Charges and Fees

Deferred Sales Charge

No sales charge is deducted from a purchase payment made for this contract at the time of its receipt. However, when a contract's value is reduced by a withdrawal or a surrender, a deferred sales charge ("DSC") may be deducted. The DSC applies to the total amount withdrawn, including the DSC (see example below). A deferred sales charge of up to 6.5% may apply to partial withdrawals and surrenders. The DSC will be deducted pro rata from all sub-accounts from which withdrawals are made. This is designed to compensate us for the distribution expenses of the contract. To the extent the sales expenses are not recovered from the sales charge, we will recover them from our other assets or surplus, including profits from mortality and expense risk charges.

The deferred sales charge may be assessed upon withdrawal or surrender of purchase payments. It applies during the 9 year period following receipt of each purchase payment. The amount withdrawn plus any DSC is deducted from the contract value. For purposes of determining the amount of deferred sales charge, withdrawal amounts will be allocated to contract gain up to the free amount (described below), and then to purchase payments on a first-in, first-out basis. This means that the withdrawal or surrender will be taken from the oldest purchase payment first. The applicable DSC percentage is as shown in the table below:

Years Since Purchase Payment  0-1  1-2  2-3  3-4  4-5  5-6 6-7 7-8 8-9 9 and thereafter
---------------------------------------------------------------------------------------
Deferred Sales Charge         6.5% 6.5% 5.9% 5.9% 5.9% 5%  4%  3%  2%         0%

The amount of the DSC is determined by:

  . calculating the number of years each purchase payment being withdrawn has been in the contract;

  . multiplying each purchase payment withdrawn by the appropriate deferred sales charge percentage in the table; and

  . adding the DSC from all purchase payments so calculated. This amount is then deducted from your contract value.

Please see Appendix G for an example of how the deferred sales charge is calculated as well as how the recapture of any unvested credit enhancement may apply.

The DSC will not apply to:

  . The annual "free amount". During the first contract year, the free amount is equal to 10% of purchase payments received by us and not previously withdrawn. After the first contract year, the free amount is equal to 10% of the sum of purchase payments received by us within nine years and not previously withdrawn as of the most recent contract anniversary. The free amount does not apply when you surrender the contract or annuitize.

  . Amounts withdrawn to pay the annual maintenance fee, any transfer charge or any periodic charges for optional riders.

  .  Any amount attributable to recaptured credit enhancements.

  . Amounts payable as a death benefit upon the death of the owner or the annuitant, if applicable.

  .  Amounts applied to provide annuity payments under an annuity option.

  . Amounts withdrawn because of an excess contribution to a tax-qualified contract (including, for example, IRAs and tax sheltered annuities).

  . The difference between any required minimum distribution due (according to Internal Revenue Service (IRS) rules) on this contract and any annual "free amount" allowed.

  . A surrender or withdrawal requested any time after the first contract anniversary and if you meet the requirements of a qualifying confinement in a hospital or medical care facility as described below.

  . A surrender or withdrawal requested any time after the first contract anniversary and in the event that you are diagnosed with a terminal illness as described below.

  . Withdrawals in a contract year if less than or equal to the Guaranteed Annual Withdrawal (GAW) if you have purchased the Guaranteed Minimum Withdrawal Benefit option.

  . Withdrawals in a contract year if less than or equal to the Guaranteed Annual Income (GAI) if you have purchased the Guaranteed Lifetime Withdrawal Benefit, Guaranteed Lifetime Withdrawal Benefit II-Single, Guaranteed Lifetime Withdrawal Benefit II-Joint, Encore Lifetime Income-Single, Encore Lifetime Income-Joint, Ovation Lifetime Income-Single, Ovation Lifetime

     Income-Joint, Ovation Lifetime Income II -- Single, Ovation Lifetime Income II -- Joint, or any of the MyPath Lifetime Income optional riders.

    Nursing Home or Terminal Illness Waiver

    A surrender or withdrawal request made any time after the first contract anniversary due to the owner's confinement in a hospital or medical care facility for at least 90 consecutive days will not be subject to a DSC (Nursing Home Waiver). The request must be made while the owner is still confined or within 90 days after the discharge from a hospital or medical care facility after a confinement of at least 90 consecutive days. A medical care facility for this purpose means a facility operated pursuant to law or any state licensed facility providing medically necessary in-patient care which is:

     .   prescribed by a licensed Physician in writing; and

     . based on physical limitations which prohibit daily living in a non-institutional setting.

    A surrender or withdrawal request made any time after the first contract anniversary in the event the owner is diagnosed with a terminal illness will also not be subject to a DSC (Terminal Illness Waiver). A terminal illness for this purpose is a condition which:

     .   is diagnosed by a licensed Physician; and

     .   is expected to result in death within 12 months.

    For purposes of these provisions, we must receive due proof, satisfactory to us, of the owner's confinement or terminal illness in writing. Physician for this purpose means a licensed medical doctor (MD) or a licensed doctor of osteopathy (DO) practicing within the scope of his or her license; and not the owner, the annuitant or a member of either the owner's or the annuitant's immediate families.

    If the owner of this contract is other than a natural person, such as a trust or other similar entity, benefits payable due to nursing home confinement or terminal illness will be based upon the annuitant.

    If the owner, or annuitant in the case of a contract owned by a non-natural person, is changed in accordance with the provisions of this contract, a one-year waiting period will apply after the date of the change before the new owner or annuitant is eligible for this benefit.

Mortality and Expense Risk Charge

We assume mortality risk under the contract by our obligation to pay death benefits and to continue to make monthly annuity payments, in accordance with the annuity rate tables and other provisions in the contract, regardless of how long that annuitant lives or all annuitants as a group live. This assures an annuitant that neither the annuitant's own longevity nor an improvement in life expectancy generally will have an adverse effect on the monthly annuity payments received under the contract. Our expense risk is the risk that the charges under the contract will be inadequate to cover our expenses. This charge is deducted during both the accumulation phase and the annuity phase of the contract.

For assuming these risks, we make a deduction from the variable annuity account at the annual rate of 1.70% of the net asset value during the accumulation period for contract years 1 through 9. At the beginning of contract year 10, the rate decreases to 1.10% of the variable contract value for the remainder of the accumulation period. Once you annuitize your contract the annual rate changes to 1.20% of contract value.

Administrative Charge

We perform all contract administrative services. These include the review of applications, the preparation and issuance of contracts, the receipt of purchase payments, forwarding amounts to the portfolios for investment, the preparation and mailing of periodic reports and other services.

For providing these services we make a deduction from the variable annuity account at the annual rate of 0.15% of the net asset value of the variable annuity account. This charge is taken during both the accumulation period and the annuity period by the contract. Since the charge is taken from a contract on each valuation date, there is no return of any part of the charge in the event that the contract is redeemed. As the charge is made as a percentage of assets in the variable annuity account, there is not necessarily a relationship between the amount of administrative charge imposed on a given contract and the amount of expenses that may be attributable to that contract.

Annual Maintenance Fee

We charge an annual maintenance fee for maintaining the records and documents with each contract. This fee is $35 and it will be deducted on each contract anniversary and at surrender of the contract on a pro rata basis from your accumulation value in the variable annuity account. We waive this fee if the greater of your purchase payments, less withdrawals, or your contract value is $75,000 or more at each contract anniversary.

Optional Contract Rider Charges

If you elect one of the optional death benefits and/or one of the other contract options, the charge described below will apply to your contract. A complete description of each optional contract rider can be found under the corresponding section of the Prospectus. If these deductions are insufficient to cover our actual costs, then we will absorb the resulting losses. If the deductions are more than sufficient after the establishment of any contingency reserves deemed prudent or required by law, any excess will be profit to us. Some or all of such profit or "retained earnings" may be used to cover any distribution costs not recovered through the Deferred Sales Charge (DSC).

We reserve the right to change the current charges for optional contract riders that are issued in the future. Any changes in the charges will not exceed the maximum charges listed in the section of this Prospectus entitled "Contract Charges and Expenses -- Other Optional Benefit Charges." If we change the current charges, they will only apply to the optional riders applied for on or after the effective date of the change. We may decide to change the rider charge in our sole discretion.

Highest Anniversary Value II (HAV II) Death Benefit Option -- Charge

  . If you purchase the HAV II optional death benefit, we will deduct an HAV II death benefit charge (HAV II charge) on a quarterly basis for expenses related to this optional benefit. The annual HAV II charge is equal to 0.30% of the death benefit. Beginning three months after the rider effective date, and every three months thereafter, an amount equal to one quarter of the HAV II charge (0.075%) will be multiplied by the death benefit on that date and will be deducted on a pro rata basis from contract values allocated to the variable annuity account. See the section of this Prospectus entitled 'Death Benefits -- Optional Death Benefits' for details on how the death benefit is determined. The charge does not apply after annuitization, or in the case of a partial annuitization, to the portion of your contract annuitized. In the event that the rider terminates prior to the charge being taken for the period, a pro rata portion of the charge will be taken for the period.

Premier II Death Benefit (PDB II) Option -- Charge

  . If you purchase the PDB II optional death benefit, we will deduct a PDB II death benefit charge (PDB II charge) on a quarterly basis for expenses related to this optional benefit. The annual PDB II charge is equal to 0.80% of the death benefit. Beginning three months after the rider effective date, and every three months thereafter, an amount equal to one quarter of the PDB II charge (0.20%) will be multiplied by the death benefit on that date and will be deducted on a pro rata basis from contract values allocated to the variable annuity account. See the section of this Prospectus entitled 'Death Benefits -- Optional Death Benefits' for details on how the death benefit is determined. The charge does not apply after annuitization, or in the case of a partial annuitization, to the portion of your contract annuitized. In the event that the rider terminates prior to the charge being taken for the period, a pro rata portion of the charge will be taken for the period.

Estate Enhancement Benefit II (EEB II) Option -- Charge

  . If you purchase the EEB II optional benefit, we will deduct an annual EEB II benefit charge for expenses related to this optional benefit. The EEB II charge is equal to 0.25% annually of the contract value allocated to the variable annuity account and this amount will be deducted daily from amounts held in the variable annuity account. This charge will also be applied as a reduction to the interest rate for any portion of your contract value allocated into the Fixed Account or the DCA Fixed Account. The reduced interest rate will in no event be less than the minimum guaranteed interest rate for your contract. See the section of this Prospectus entitled 'Death Benefits -- Optional Death Benefits' for additional information. The charge does not apply after annuitization, or in the case of a partial annuitization, to the portion of your contract annuitized.

MyPath Highest Anniversary Death Benefit (MyPath DB) (Single and Joint) Option -- Charge

  . If you purchase either the single or joint version of the MyPath DB optional death benefit, we will deduct a MyPath DB death benefit charge (MyPath DB charge) on a quarterly basis for expenses related to this optional benefit. The annual MyPath DB charge is equal to 0.40% of the Highest Anniversary Death Benefit. It is possible that the death benefit amount under the contract may be higher than the Highest Anniversary Death Benefit amount, but the charge for the rider is based on the Highest Anniversary Death Benefit amount. Beginning three months after the rider effective date, and every three months thereafter, an amount equal to one quarter of the MyPath DB charge (0.10%) will be multiplied by the Highest Anniversary Death Benefit on that date and will be deducted proportionately from contract values allocated to the variable annuity account. See the section of this prospectus entitled "Death Benefits -- Optional Death Benefits" for details on how the Highest Anniversary Death Benefit is determined. The charge does not apply after annuitization, or in the case of a partial annuitization to the portion of your contract annuitized. In the event that the rider terminates prior to the charge being taken for the period, a proportionate amount of the charge will be taken for the period.

Highest Anniversary Value (HAV) Death Benefit Option -- Charge

  . If you purchase the HAV optional death benefit, we will deduct an annual HAV death benefit charge (HAV charge) for expenses related to this optional benefit. The HAV charge is equal to 0.15% annually of the variable contract value and this amount will be deducted daily from amounts held in the variable annuity account. The charge does not apply after annuitization, or in the case of a partial annuitization to the portion of your contract annuitized.

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Premier Death Benefit (PDB) Option -- Charge

  . If you purchase the PDB optional death benefit, we will deduct an annual PDB death benefit PGcharge for expenses related to this optional benefit. The PDB charge is equal to 0.35% annually of the variable contract value and this amount will be deducted daily from amounts held in the variable annuity account. The charge does not apply after annuitization, or in the case of a partial annuitization to the portion of your contract annuitized.

Estate Enhancement Benefit (EEB) Option -- Charge

  . If you purchase the EEB optional benefit, we will deduct an annual EEB benefit charge for expenses related to this optional benefit. The EEB charge is equal to 0.25% annually of the variable contract value and this amount will be deducted daily from amounts held in the variable annuity account. This charge will also reduce the interest rate available with this option. See the "Other Contract Options -- Estate Enhancement Benefit Option" for additional information. The charge does not apply after annuitization, or in the case of a partial annuitization to the portion of your contract annuitized.

MyPath Core Flex (Single and Joint) Option -- Charge

  . If you purchase the MyPath Core Flex optional benefit, we will deduct a MyPath Core Flex benefit charge on a quarterly basis for expenses related to this optional benefit. The current annual charge for this rider is 1.20% for MyPath Core Flex -- Single and 1.30% for MyPath Core Flex -- Joint, of the greater of the contract value or benefit base. The maximum possible charge for this rider is 2.00% for MyPath Core Flex -- Single and MyPath Core Flex -- Joint, of the greater of the contract value or benefit base. Beginning three months after the rider effective date, and every three months thereafter, an amount equal to one quarter of the current charge (0.30% for MyPath Core Flex -- Single, and 0.325% for MyPath Core Flex -- Joint) will be multiplied by the greater of the contract value or benefit base on that date and will be deducted proportionately from contract values allocated to the variable annuity account. See the section of this prospectus entitled "Other Contract Options (Living Benefits)" for details on how the benefit base is determined. The charge does not apply after annuitization or in the case of a partial annuitization to the portion of your contract annuitized. In the event that the rider terminates prior to the charge being taken for the period, a proportionate amount of the charge will be taken for the period.

MyPath Ascend 2.0 (Single and Joint) Option -- Charge

  . If you purchase the MyPath Ascend 2.0 optional benefit, we will deduct a MyPath Ascend 2.0 benefit charge on a quarterly basis for expenses related to this optional benefit. The current annual charge for this rider is 1.40% for MyPath Ascend 2.0 -- Single and 1.50% for MyPath Ascend 2.0 -- Joint, of the greater of the Contract Value or benefit base. The maximum possible charge for this rider is 2.25% for MyPath Ascend 2.0 -- Single and MyPath Ascend 2.0 -- Joint, of the greater of the Contract Value or benefit base. Beginning three months after the rider effective date, and every three months thereafter, an amount equal to one quarter of the current charge (0.35% for MyPath Ascend 2.0 -- Single, and 0.375% for MyPath Ascend 2.0 -- Joint) will be multiplied by the greater of the Contract Value or benefit base on that date and will be deducted proportionately from Contract Values allocated to the Variable Annuity Account. See the section of this Prospectus entitled "Other Contract Options (Living Benefits)" for details on how the benefit base is determined. The charge does not apply after annuitization or in the case of a partial annuitization to the portion of your contract annuitized. In the event that the rider

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     terminates prior to the charge being taken for the period, a proportionate amount of the charge will be taken for the period.

MyPath Ascend (Single and Joint) Option -- Charge

  . If you purchase the MyPath Ascend optional benefit, we will deduct a MyPath Ascend benefit charge on a quarterly basis for expenses related to this optional benefit. The current annual charge for this rider is 1.40% for MyPath Ascend -- Single and 1.50% for MyPath Ascend -- Joint, of the greater of the contract value or benefit base. The maximum possible charge for this rider is 2.25% for MyPath Ascend -- Single and MyPath Ascend -- Joint, of the greater of the contract value or benefit base. Beginning three months after the rider effective date, and every three months thereafter, an amount equal to one quarter of the current charge (0.35% for MyPath Ascend -- Single, and 0.375% for MyPath Ascend -- Joint) will be multiplied by the greater of the contract value or benefit base on that date and will be deducted proportionately from contract values allocated to the variable annuity account. See the section of this prospectus entitled "Other Contract Options (Living Benefits)" for details on how the benefit base is determined. The charge does not apply after annuitization or in the case of a partial annuitization to the portion of your contract annuitized. In the event that the rider terminates prior to the charge being taken for the period, a proportionate amount of the charge will be taken for the period.

MyPath Summit (Single and Joint) Option -- Charge

  . If you purchase the MyPath Summit optional benefit, we will deduct a MyPath Summit benefit charge on a quarterly basis for expenses related to this optional benefit. The current annual charge for this rider is 1.40% for MyPath Summit -- Single and 1.50% for MyPath Summit -- Joint, of the greater of the contract value or benefit base. The maximum possible charge for this rider is 2.25% for MyPath Summit -- Single and MyPath Summit -- Joint, of the greater of the contract value or benefit base. Beginning three months after the rider effective date, and every three months thereafter, an amount equal to one quarter of the current charge (0.35% for MyPath Summit -- Single, and 0.375% for MyPath Summit -- Joint) will be multiplied by the greater of the contract value or benefit base on that date and will be deducted proportionately from contract values allocated to the variable annuity account. See the section of this prospectus entitled "Other Contract Options (Living Benefits)" for details on how the benefit base is determined. The charge does not apply after annuitization or in the case of a partial annuitization to the portion of your contract annuitized. In the event that the rider terminates prior to the charge being taken for the period, a proportionate amount of the charge will be taken for the period.

MyPath Value (Single and Joint) Option -- Charge

  . If you purchase the MyPath Value optional benefit, we will deduct a MyPath Value benefit charge on a quarterly basis for expenses related to this optional benefit. The annual charge for this rider is as follows:

       . For Contracts Applied for Before May 1, 2017. Annual charge of 0.45% for MyPath Value -- Single and 0.55% for MyPath Value -- Joint, of the greater of the Contract Value or benefit base.

       . For Contracts Applied for On or After May 1, 2017. Annual charge of 0.55% for MyPath Value -- Single and 0.65% for MyPath Value -- Joint, of the greater of the Contract Value or benefit base.

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     The maximum possible charge for this rider is 1.00% for MyPath Value --
     Single and MyPath Value -- Joint, of the greater of the Contract Value or benefit base. Beginning three months after the rider effective date, and every three months thereafter, an amount equal to one quarter of the current charge will be multiplied by the greater of the Contract Value or benefit base on that date and will be deducted proportionately from Contract Values allocated to the Variable Annuity Account. See the section of this Prospectus entitled "Optional Living Benefit Riders" for details on how the benefit base is determined. The charge does not apply after annuitization or in the case of a partial annuitization to the portion of your contract annuitized. In the event that the rider terminates prior to the charge being taken for the period, a proportionate amount of the charge will be taken for the period.

Guaranteed Minimum Income Benefit (GMIB) Option -- Charge

  . If you purchase the GMIB optional benefit, we will deduct an annual GMIB benefit charge for expenses related to this optional benefit. The current GMIB benefit charge is equal to 0.95% multiplied by the GMIB benefit base amount. See the section of this Prospectus entitled 'Other Contract Options (Living Benefits)' for details on how the GMIB benefit base is determined. The maximum possible charge for this rider is 1.50%. Beginning with the first contract anniversary following the rider effective date and every contract anniversary thereafter, the GMIB benefit charge will be calculated and deducted in proportion to the contract owner's allocation to the sub-accounts in the variable annuity account. The charge does not apply after annuitization. In the event that the rider terminates prior to the charge being taken for the period, a pro rata portion of the charge will be taken for the period.

Encore Lifetime Income-Single (Encore-Single) Option -- Charge

  . If you purchase the Encore-Single optional benefit, we will deduct an Encore-Single benefit charge on a quarterly basis for expenses related to this optional benefit. The current annual Encore-Single charge is equal to 1.10% of the greater of the contract value or benefit base. The maximum possible charge for this rider is 1.75% of the greater of the contract value or benefit base. Beginning with the Encore-Single effective date and every three months thereafter, an amount equal to one quarter of the Encore-Single charge (0.275%) will be multiplied by the greater of the contract value or the benefit base on that date and will be deducted on a pro rata basis from contract values allocated to the variable annuity account. See the section of this Prospectus entitled 'Other Contract Options (Living Benefits)' for details on how the benefit base is determined. The charge does not apply after annuitization or in the case of a partial annuitization to the portion of your contract annuitized. In the event that the rider terminates or is cancelled prior to the charge being taken for the period, a pro rata portion of the charge will be taken for the period.

Encore Lifetime Income-Joint (Encore-Joint) Option -- Charge

  . If you purchase the Encore-Joint optional benefit, we will deduct an Encore-Joint benefit charge on a quarterly basis for expenses related to this optional benefit. The current annual Encore- Joint charge is equal to 1.30% of the greater of the contract value or benefit base. The maximum possible charge for this rider is 2.00% of the greater of the contract value or benefit base. Beginning with the Encore-Joint effective date and every three months thereafter, an amount equal to one quarter of the Encore-Joint charge (0.325%) will be multiplied by the greater of the contract value or the benefit base on that date and will be deducted on a pro rata basis from contract values allocated to the variable annuity account. See the section of this Prospectus entitled 'Other Contract Options (Living Benefits)' for details on how the benefit base is

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     determined. The charge does not apply after annuitization or in the case of a partial annuitization to the portion of your contract annuitized. In the event that the rider terminates or is cancelled prior to the charge being taken for the period, a pro rata portion of the charge will be taken for the period.

Ovation Lifetime Income II-Single (Ovation II-Single) Option -- Charge

  . If you purchase the Ovation II- Single optional benefit, we will deduct an Ovation II-Single benefit charge on a quarterly basis for expenses related to this optional benefit. The current annual Ovation II-Single charge is equal to 1.20% of the greater of the contract value or benefit base. The maximum possible charge for this rider is 2.25% of the greater of the contract value or benefit base. Beginning with the rider effective date and every three months thereafter, an amount equal to one quarter of the Ovation II-Single charge (0.30%) will be multiplied by the greater of the contract value or benefit base on that date and will be deducted on a pro rata basis from contract values allocated to the variable annuity account. See the section of this Prospectus entitled 'Other Contract Options (Living Benefits)' for details on how the benefit base is determined. The charge does not apply after annuitization or in the case of a partial annuitization to the portion of your contract annuitized. In the event that the rider terminates prior to the charge being taken for the period, a pro rata portion of the charge will be taken for the period.

Ovation Lifetime Income II-Joint (Ovation II-Joint) Option -- Charge

  . If you purchase the Ovation II-Joint optional benefit, we will deduct an Ovation II-Joint benefit charge on a quarterly basis for expenses related to this optional benefit. The current annual Ovation II-Joint charge is equal to 1.20% of the greater of the contract value or benefit base. The maximum possible charge for this rider is 2.50% of the greater of the contract value or benefit base. Beginning with the rider effective date and every three months thereafter, an amount equal to one quarter of the Ovation II-Joint charge (0.30%) will be multiplied by the greater of the contract value or benefit base on that date and will be deducted on a pro rata basis from contract values allocated to the variable annuity account. See the section of this Prospectus entitled 'Other Contract Options (Living Benefits)' for details on how the benefit base is determined. The charge does not apply after annuitization or in the case of a partial annuitization to the portion of your contract annuitized. In the event that the rider terminates prior to the charge being taken for the period, a pro rata portion of the charge will be taken for the period.

Ovation Lifetime Income-Single (Ovation-Single) Option -- Charge

  . If you purchase the Ovation-Single optional benefit, we will deduct an Ovation-Single benefit charge on a quarterly basis for expenses related to this optional benefit. The current annual Ovation-Single charge is equal to 1.15% of the greater of the contract value or benefit base. The maximum possible charge for this rider is 1.75% of the greater of the contract value or benefit base. Beginning with the rider effective date and every three months thereafter, an amount equal to one quarter of the Ovation-Single charge (0.2875%) will be multiplied by the greater of the contract value or benefit base on that date and will be deducted on a pro rata basis from contract values allocated to the variable annuity account. See the section of this Prospectus entitled 'Other Contract Options (Living Benefits)' for details on how the benefit base is determined. The charge does not apply after annuitization or in the case of a partial annuitization to the portion of your contract annuitized. In the event that the rider terminates

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     prior to the charge being taken for the period, a pro rata portion of the charge will be taken for the period.

Ovation Lifetime Income-Joint (Ovation-Joint) Option -- Charge

  . If you purchase the Ovation-Joint optional benefit, we will deduct an Ovation-Joint benefit charge on a quarterly basis for expenses related to this optional benefit. The current annual Ovation-Joint charge is equal to 1.65% of the greater of the contract value or benefit base. The maximum possible charge for this rider is 2.50% of the greater of the contract value or benefit base. Beginning with the rider effective date and every three months thereafter, an amount equal to one quarter of the Ovation-Joint charge (0.4125%) will be multiplied by the greater of the contract value or benefit base on that date and will be deducted on a pro rata basis from contract values allocated to the variable annuity account. See the section of this Prospectus entitled 'Other Contract Options (Living Benefits)' for details on how the benefit base is determined. The charge does not apply after annuitization or in the case of a partial annuitization to the portion of your contract annuitized. In the event that the rider terminates prior to the charge being taken for the period, a pro rata portion of the charge will be taken for the period.

Guaranteed Income Provider Benefit (GIPB) Option -- Charge

  . If you purchase the GIPB optional benefit, we will deduct an annual GIPB benefit charge for expenses related to this optional benefit. The GIPB charge is equal to 0.50% annually of the variable contract value and this amount will be deducted daily from amounts held in the variable annuity account. The charge does not apply after annuitization, or in the case of a partial annuitization to the portion of your contract annuitized.

Guaranteed Minimum Withdrawal Benefit (GMWB) Option -- Charge

  . If you purchase the GMWB optional benefit, we will deduct a GMWB benefit charge on a quarterly basis for expenses related to this optional benefit. The current GMWB charge is equal to 0.50% annually multiplied by the Guaranteed Withdrawal Benefit (GWB) amount. Beginning with the GMWB effective date and at the end of every three months thereafter, one quarter of the GMWB charge (0.125%) will be multiplied by the GWB amount on that date and will be deducted in proportion to the contract owner's allocation to sub-accounts in the variable annuity account. The maximum possible annual charge will never exceed 1.00% of the GWB amount. The charge does not apply after annuitization, or in the case of a partial annuitization to the portion of your contract annuitized. In the event that the rider terminates or is cancelled prior to the charge being taken for the period, a pro rata portion of the charge will be taken for the period.

Guaranteed Lifetime Withdrawal Benefit (GLWB) Option -- Charge

  . If you purchase the GLWB optional benefit, we will deduct a GLWB benefit charge on a quarterly basis for expenses related to this optional benefit. The GLWB charge is equal to 0.60% of contract value, deducted quarterly. Beginning with the GLWB effective date and at the end of every three months thereafter, one quarter of the GLWB charge (0.15%) will be multiplied by the contract value on that date and will be deducted in proportion to the contract owner's allocation to sub-accounts in the variable annuity account. The charge does not apply after annuitization, or in the case of a partial annuitization to the portion of your contract annuitized. In the event that the rider terminates or is cancelled prior to the charge being taken for the period, a pro rata portion of the charge will be taken for the period.

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Guaranteed Lifetime Withdrawal Benefit II-Single (GLWB II-Single) Option --
Charge

  . If you purchase the GLWB II-Single optional benefit, we will deduct a GLWB II-Single benefit charge on a quarterly basis for expenses related to this optional benefit. The GLWB II-Single charge is equal to 0.60% of the greater of the contract value or Guaranteed Withdrawal Benefit (GWB) amount, deducted quarterly. The maximum possible charge for this rider is 1.00%. The GWB amount is equal to the initial purchase payment if this rider is added at contract issue. If the rider is added at a subsequent anniversary, the initial GWB will be equal to the contract value on the effective date of the rider. Beginning with the GLWB II-Single effective date and at the end of every three months thereafter, one quarter of the GLWB II-Single charge (0.15%) will be multiplied by the greater of the contract value or GWB on that date and will be deducted in proportion to the contract owner's allocation to sub-accounts in the variable annuity account. The charge does not apply after annuitization, or in the case of partial annuitization to the portion of your contract annuitized. In the event that the rider terminates or is cancelled prior to the charge being taken for the period, a pro rata portion of the charge will be taken for the period.

Guaranteed Lifetime Withdrawal Benefit II-Joint (GLWB II-Joint) Option -- Charge

  . If you purchase the GLWB II-Joint optional benefit, we will deduct a GLWB II-Joint benefit charge on a quarterly basis for expenses related to this optional benefit. The GLWB II-Joint charge is equal to 0.75% of the greater of the contract value or Guaranteed Withdrawal Benefit (GWB) amount, deducted quarterly. The maximum possible charge for the rider is 1.15%. The GWB amount is equal to the initial purchase payment if this rider is added at contract issue. If the rider is added at a subsequent anniversary, the initial GWB will be equal to the contract value on the effective date of the rider. Beginning with the GLWB II-Joint effective date and at the end of every three months thereafter, one quarter of the GLWB II-Joint charge (0.1875%) will be multiplied by the greater of the contract value or GWB on that date and will be deducted in proportion to the contract owner's allocation to sub-accounts in the variable annuity account. The charge does not apply after annuitization, or in the case of partial annuitization to the portion of your contract annuitized. In the event that the rider terminates or is cancelled prior to the charge being taken for the period, a pro rata portion of the charge will be taken for the period.

Premium Taxes

Deduction for any applicable state premium taxes may be made from each purchase payment or when annuity payments begin. Currently such taxes range from 0% to 3.5%, depending on applicable law. Any amount withdrawn from the contract may be reduced by any premium taxes not previously deducted. Transfers currently are free from any state premium tax.

Transfer Charges

There currently is no charge for any transfer. However, we reserve the right under the contract to charge up to $10 per transfer if you make more than 12 transfers in any single contract year.

Market Value Adjustment

See "Fixed Account(s) and the Guaranteed Term Account" for a complete description of this charge.

Underlying Portfolio Charges

There are deductions from and expenses paid out of the assets of the portfolio companies that are described in the prospectuses of those portfolios.

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Annuitization Benefits and Options

Annuity Payments

When you elect annuity payments to commence, or annuitize, you elect to convert your contract value into a stream of payments. This is sometimes referred to as the "payout" phase of your contract. You may choose a fixed or variable annuitization, or a combination of both. You may annuitize your entire contract or a portion of your contract. In the event you annuitize only a portion of your contract, your contract value will be reduced by the amount you annuitize and any applicable recapture of credit enhancement. If you choose a partial annuitization in a non-qualified contract with a life contingent option or a period certain of 10 years or more, the cost basis in the contract will be allocated pro rata between each portion of the contract. Partial annuitization is treated as a withdrawal for purposes of benefits provided under optional death and living benefit riders. You may wish to consult with your tax advisor in the event you choose a partial annuitization with an option that is not a life contingent option or period certain of less than 10 years as the tax treatment under the Internal Revenue Code is unclear. Values will be allocated at your direction to our fixed account for purposes of providing a fixed annuity payment and to the sub-accounts of the variable annuity account for purposes of providing variable annuity payments. You also need to elect an annuity option, which is described below.

If you choose a variable annuitization, annuity payments are determined by several factors:

(a) the Assumed Investment Return (AIR) and mortality table specified in the contract,

(b) the age and gender of the annuitant and any joint annuitant,

(c) the type of annuity payment option you select, and

(d) the investment performance of the portfolios you select.

The amount of the variable annuity payments will not be affected by adverse mortality experience or by an increase in our expenses in excess of the expense deductions described in the contract. The annuitant will receive the value of a fixed number of annuity units each month. The value of those units, and thus the amounts of the monthly annuity payments will, however, reflect investment gains and losses and investment income of the portfolios. In other words, the annuity payments will vary with the investment experience of the assets of the portfolios you select. The dollar amount of payment determined for each sub-account will be aggregated for purposes of making payments.

When your contract is annuitized, any death benefit or living benefit rider is terminated and you are no longer eligible for any death benefit(s) or living benefit(s) if elected under the contract. You should refer to the section of the prospectus describing the specific optional benefit you have elected for additional information. However, your beneficiaries may be entitled to any remaining annuity payments, depending on the annuity option used.

Annuitization may provide higher income amounts and/or different tax treatment than payments or withdrawals taken as part of a living benefit. You should consult with your tax advisor, your financial advisor and consider requesting an annuitization illustration before you decide.

Electing the Retirement Date and Annuity Option

You may elect to annuitize your contract any time after the second contract anniversary. If you annuitize your contract prior to the end of contract year 7, we will recapture any unvested credit enhancement. For additional details regarding vesting and recapture, see the section entitled "Credit Enhancement and Recapture".

                                                                        Page 57

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You must notify us in writing at least 30 days before annuity payments are to begin. Under the contract, if you do not make an election for an annuity commencement date, annuity payments will begin automatically on the maturity date. Unless you have agreed with us to change your maturity date, the maturity date is as set forth in your contract or in an endorsement to the contract. In general, it is the first of the month on or following the oldest annuitant's 95th birthday. You may elect an earlier annuity commencement date, as permitted by your contract.

Currently, it is our practice to await your instructions before beginning to pay annuity payments. We reserve the right, in our sole discretion, to refuse to extend your annuity commencement date or the maturity date, regardless of whether we may have granted extensions in the past to you or other similarly situated contract owners. There may be adverse tax consequences for delaying the maturity date. See the section of this prospectus entitled "Federal Tax Status" for a further description of these risks. Some broker-dealers may not allow you to elect an annuity commencement date or extend a maturity date beyond age 95.

The contract permits an annuity payment to begin on the first day of any month. The minimum first annuity payment whether on a variable or fixed dollar basis must be at least $50 for the payment frequency elected. If the first monthly annuity payment would be less than $50, we may fulfill our obligation by paying in a single sum the surrender value of the contract which would otherwise have been applied to provide annuity payments. The maximum amount which may be applied to provide a fixed annuity under the contract without our prior consent is $2,000,000.

Annuity Options

The contract provides for four annuity options. Any one of them may be elected if permitted by law. Each annuity option may be elected on either a variable annuity or a fixed annuity basis, or a combination of the two. We may make other annuity options available on request. Except for Option 4, once annuity payments have commenced you cannot surrender an annuity benefit and receive a single sum settlement in lieu thereof. If you fail to elect an annuity option and your entire contract value is in the general account, a fixed annuity will be provided and the annuity option will be a life annuity with a cash refund. If a portion of your contract value is allocated to the variable sub-accounts, a fixed and/ or variable annuity will be provided proportionate to the allocation of your available value and the annuity option will be Option 2A, a life annuity with a period certain of 120 months, unless a shorter period certain is needed to meet IRS requirements.

Option 1 -- Life Annuity This is an annuity payment option which is payable monthly during the lifetime of the annuitant and it terminates with the last scheduled payment preceding the death of the annuitant. This option offers the maximum monthly payment (of those options which involve a life contingency) since there is no guarantee of a minimum number of payments or provision for a death benefit for beneficiaries. It would be possible under this option for the annuitant to receive only one annuity payment if he or she died prior to the due date of the second annuity payment, two if he or she died before the due date of the third annuity payment, etc.

Option 2 -- Life Annuity with a Period Certain of 120 Months (Option 2A), 180 Months (Option 2B), or 240 Months (Option 2C) This is an annuity payment option which is payable monthly during the lifetime of the annuitant, with the guarantee that if the annuitant dies before payments have been made for the period certain elected, payments will continue to the beneficiary during the remainder of the period certain. If the beneficiary so elects at any time during the remainder of the period certain, the present value of the remaining guaranteed number of payments, based on the then current dollar amount of one such payment and using the same interest rate which served as a basis for the annuity, shall be paid in a single sum to the beneficiary.

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Option 3 -- Joint and Last Survivor Annuity  This is an annuity payment option which is payable monthly during the joint lifetime of the annuitant and a designated joint annuitant and continuing thereafter during the remaining lifetime of the survivor. Under this option there is no guarantee of a minimum number of payments or continuation of payments to beneficiaries. If this option is elected, the contract and payments shall then be the joint property of the annuitant and the designated joint annuitant. It would be possible under this option for both annuitants to receive only one annuity payment if they both died prior to the due date of the second annuity payment, two if they died before the due date of the third annuity payment, etc.

Option 4 -- Period Certain Annuity This is an annuity payment option which is payable monthly for a period certain of 10 to 20 years, as you choose; our consent is required for any other period of years. At any time prior to the annuitant's death, the annuitant may elect to withdraw the commuted value of any portion of the remaining annuity payments as determined by Minnesota Life. Redemption requests for any period certain annuity may not be less than the minimum contract withdrawal amount. Commutation prior to death is not available on any amounts in the fixed account(s).

If the annuitant dies before all payments have been made for the period certain elected, payments will continue to the beneficiary during the remainder of the period certain, or be commuted to a present value as determined by Minnesota Life and paid as either a single sum or applied to effect a life annuity under Option 1 or Option 2, at the beneficiary's election.

If you have elected an optional GMWB, GLWB, or single or joint versions of GLWB II, Encore, Ovation, or Ovation II benefit and it is still in effect when you reach the maximum maturity date, we will offer you a fifth annuity option. For GMWB, this option provides a fixed annuity payment equivalent on an annual basis to your maximum GAW until the GWB is reduced to zero at which point annuity payments will cease. For contracts issued under qualified plans, this option may not be available if the period of time needed to liquidate the GWB exceeds life expectancy. For GLWB, and single and joint versions of GLWB II, Encore, Ovation, and Ovation II, the annuity option will provide a fixed annuity payment equivalent on an annual basis to your current GAI for the remainder of your life (or the life of the joint owner or Designated Life, where applicable). These options will generally be more favorable when your remaining benefit value is greater than the current contract value and you believe it is unlikely your contract value will exceed the remaining benefit value in the future. You should consider requesting an annuitization illustration if you have questions about which annuity option is appropriate for you.

If you have elected one of the MyPath Lifetime Income optional riders, it is still in effect when you reach the maximum maturity date, and the oldest annuitant is a Designated Life under the rider, we will offer you an additional annuity option. The annuity option will provide a fixed annuity payment equivalent on an annual basis to your current GAI for the remainder of the life of the Designated Life (or both Designated Lives, as appropriate), as further described in the section of this prospectus entitled "Other Contract Options (Living Benefits)." These options will generally be more favorable when your remaining benefit value is greater than the current contract value and you believe it is unlikely your contract value will exceed the remaining benefit value in the future. You should consider requesting an annuitization illustration if you have questions about which annuity option is appropriate for you.

Calculation of Your First Annuity Payment

The contract value, adjusted for any applicable market value adjustment for amounts in the guaranteed term account, and reduced for any recapture of credit enhancement, is available to provide annuity payments. Some states impose a premium tax on the amounts used to provide annuity payments.

                                                                        Page 59

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These taxes may vary based on the type of plan involved and we may deduct these amounts from the amount available to provide annuity payments.

The amount of the first monthly payment depends on the annuity payment option elected, gender (except in tax-qualified plans that require the use of genderless rates), and the adjusted age of the annuitant and any joint annuitant. A formula for determining the adjusted age is contained in your contract.

The contract contains tables which show the dollar amount of the first monthly payment for each $1,000 of value applied for fixed or variable annuity payment options. If, when payments are elected, we are using tables of annuity rates for this contract which are more favorable, we will apply those rates instead.

If you elect a variable annuity payment, the first monthly payment is determined from the applicable tables in the contract. This initial payment is then allocated in proportion to your value in each sub-account of the variable annuity account. A number of annuity units is then determined by dividing this dollar amount by the then current annuity unit value for each sub-account. Thereafter, the number of annuity units remains unchanged during the period of annuity payments, except for transfers and in the case of certain joint annuity payment options which provide for a reduction in payment after the death of the annuitant.

A 4.50% assumed investment return (AIR) is used for the initial variable annuity payment determination. This would produce level annuity payments if the net investment factor remained constant at 4.50% per year. Subsequent variable annuity payments will decrease, remain the same or increase depending upon whether the actual net investment factor is less than, equal to, or greater than 4.50%. (See Section entitled "Value of Annuity Unit").

Annuity payments are generally made as of the first day of a month, unless otherwise agreed to by us. The contract requires that we receive notice of election to begin annuity payments at least thirty days prior to the annuity commencement date.

Amount of Subsequent Variable Annuity Payments

The dollar amount of the second and later variable annuity payments is equal to the number of annuity units determined for each sub-account multiplied by the current annuity unit value for that sub-account. This dollar amount may increase or decrease from month to month.

Value of the Annuity Unit

The value of an annuity unit for each sub-account of the variable annuity account will vary to reflect the investment experience of the applicable portfolio(s). It will be determined by multiplying:

(a) the value of the annuity unit for that sub-account for the preceding valuation date by;

(b) the net investment factor (as defined in "Special Terms") for that sub-account for the valuation date for which the annuity unit value is being calculated; and by

(c) a factor that neutralizes the assumed investment return. This factor reverses the assumed investment return (AIR) which is used to calculate the initial variable payment and annuity units. It substitutes the performance of the underlying funds in place of the AIR to determine the increase or decrease in the value of the annuity units.

Transfers after you have Annuitized your Contract

After you annuitize, we hold amounts as "reserves" for our obligations to make annuity payments under your contract. You specify where we hold those reserves by choosing your payment allocation. If

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you specify a sub-account of the variable annuity account, then the amount of your annuity payments will vary with the performance of that sub-account. Amounts held as annuity reserves may be transferred among the sub-accounts. Annuity reserves may also be transferred from a variable annuity to a fixed annuity during this time. The change must be made by a written request. The annuitant and joint annuitant, if any, must make such an election.

There are restrictions to such a transfer:

  . We must receive the written request for an annuity transfer in the home office at least 3 days in advance of the due date of the annuity payment subject to the transfer. A transfer request received less than 3 days prior to the annuity payment due date will be made as of the next annuity payment due date.

Upon request, we will provide you with annuity reserve amount information by sub-account.

A transfer will be made on the basis of annuity unit values. The number of annuity units being transferred from the sub-account will be converted to a number of annuity units in the new sub- account. The annuity payment option will remain the same and cannot be changed. After this conversion, a number of annuity units in the new sub-account will be payable under the elected option. The first payment after conversion will be of the same amount as it would have been without the transfer. The number of annuity units will be set at the number of units which are needed to pay that same amount on the transfer date.

Amounts held as reserves to pay a variable annuity may also be transferred to a fixed annuity during the annuity period. However, the restrictions which apply to annuity sub-account transfers will apply in this case as well. The amount transferred will then be applied to provide a fixed annuity amount. This amount will be based upon the adjusted age of the annuitant and any joint annuitant at the time of the transfer. The annuity payment option will remain the same. Amounts paid as a fixed annuity may not be transferred to a variable annuity.

When we receive a request to make transfers of annuity reserves it will be effective for future annuity payments.

Death Benefits

Before Annuity Payments Begin

If you die before annuity payments begin, we will pay the death benefit to the beneficiary. If the owner of this contract is other than a natural person, such as a trust or other similar entity, we will pay the death benefit to the beneficiary on the death of any annuitant. The death benefit will be paid in a single sum to the beneficiary designated unless another form of settlement has been requested and agreed to by us. If your contract includes an optional living benefit, the beneficiary may be entitled to additional options. See the section entitled "Other Contract Options" for the specific optional benefit details. We will recapture any credit enhancement applied to your contract within 12 months of your date of death. Please see the "Credit Enhancement and Recapture" section for details and Appendix G for an example.

The value of the death benefit will be determined as of the valuation date coincident with or next following the day we receive due proof of death and any related information necessary. Any death benefit amounts due as an adjustment in excess of the contract value on the date we receive due proof of death will be directed into the guaranteed term account or the sub-accounts of the variable annuity account, in the same proportion that each allocation bears to the contract value on the date the death

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benefit is calculated, in fulfillment of the guaranteed death benefit provision of the contract. Amounts will not be directed into the DCA Fixed Account
Option. The death benefit will be equal to the greater of:

(a) the contract value; or

(b) the total amount of purchase payments, reduced pro rata/1/ for partial withdrawals (including any DSC or MVA); or

/1/ The pro rata adjustment will be calculated by taking the total amount withdrawn, divided by the contract value prior to the withdrawal, and multiplying the result by the death benefit just prior to the withdrawal. For example:

    (10,000 withdrawal/90,000 contract value prior to the withdrawal) X 100,000 death benefit just prior to withdrawal = 11,111. So "b" equals: 100,000 - 11,111 = 88,889

(c) if you purchased an optional death benefit when your contract was issued, the value due under the selected optional death benefit rider. (See "Optional Death Benefits" for details of this calculation.)

Prior to any election by the beneficiary of a death benefit payment option, amounts held in the contract (including amounts paid or payable by us as a death benefit to the contract value) shall continue to be affected by the portfolio performance as allocated by the contract owner. The beneficiary has the right to allocate or transfer any amount to any available portfolio option, subject to the same limitations imposed on the contract owner.

    Surviving Spouse Option

    If any portion of the death benefit is payable to the designated beneficiary who is also the surviving spouse, that spouse shall be treated as the contract owner for purposes of: (1) when payments must begin, and
    (2) the time of distribution in the event of that spouse's death. In addition, if a surviving spouse elects to assume his or her deceased spouse's contract, there may be an adjustment to the contract value in the form of a death benefit.

    Beneficiary other than a Surviving Spouse

    If the designated beneficiary is a person other than the owner's spouse, that beneficiary may:
    (1) elect an annuity option measured by a period not longer than that beneficiary's life expectancy only so long as annuity payments begin not later than one year after the death, or
    (2) take the entire contract value within five years after death of the owner. If there is no designated beneficiary, then the entire contract value must be distributed within five years after death of the owner.

Alternatively, and if permitted by the IRS, a beneficiary may elect to receive a systematic distribution over a period not exceeding the beneficiary's life expectancy using a method that would be acceptable for purposes of calculating the minimum distribution required under section 401(a)(9) of the Internal Revenue Code.

Below is an overview of some of the more common scenarios and who would receive the death benefit (if any) under the contract terms. If you elect an optional death benefit rider, the scenarios below may apply differently or not be applicable. Please refer to the section of this prospectus entitled "Optional Death Benefits" for details.

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If death occurs before annuity payments begin:

 -----------------------------------------------------------------------------
                  If:                                   Then:
 -----------------------------------------------------------------------------
 The owner dies; and                    The joint owner receives the death
  . there is a surviving joint owner;   benefit
    and
  . the annuitant is either living or
    deceased.
 -----------------------------------------------------------------------------
 The owner dies; and                    The designated beneficiary receives
  . there is no joint owner; and        the death benefit
  . the annuitant is either living or
    deceased.
 -----------------------------------------------------------------------------
 The owner dies; and                    Owner's estate receives the death
  . there is no joint owner and         benefit
  . there is no designated beneficiary
    (or all of the beneficiaries
    pre-decease the owner); and
  . the annuitant is either living or
    deceased
 -----------------------------------------------------------------------------
 The annuitant dies; and                The owner may name a new annuitant
  . owner is living
 -----------------------------------------------------------------------------
 The annuitant dies; and                The designated beneficiary receives
  . the owner is not a natural          the death benefit
    person, such as a trust
 -----------------------------------------------------------------------------
 The annuitant dies; and                The owner receives the death benefit
  . the owner is not a natural
    person, such as a trust; and
  . there is no designated beneficiary
    (or all of the beneficiaries
    pre-decease the annuitant)
 -----------------------------------------------------------------------------

Optional Death Benefits

Effective December 7, 2012, the following optional death benefit riders are no longer available for you to elect: Highest Anniversary Value (HAV) Death Benefit Option, Premier Death Benefit (PDB) Option, and Estate Enhancement Benefit (EEB) Option.

At the time you purchase your contract you may elect optional death benefits. You must be 75 years old or less in order to elect HAV II, PDB II, or EEB II. You must be 70 years old or less in order to elect MyPath DB. You may only elect these options when you submit your application. Once you elect an optional death benefit rider, you may not cancel it. There is a particular charge associated with each optional death benefit. See "Optional Contract Rider Charges" for more information. Each optional contract feature may or may not be beneficial to you depending upon your circumstances. You should consult your tax advisor and your financial advisor before you elect any optional features. These optional death benefits are subject to state availability and we reserve the right to stop offering any option(s) at any time.

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The following chart provides an overview of the optional death benefit riders and combinations of riders that may be available to you, subject to state approval.

                                                                        Optional                        Optional
                                                                          Death                          Living
                                        Available                        Benefit                         Benefit
                                           if no                          Riders                         Riders
       Optional Death                    Optional                       it may be                      it may be
           Benefit                    Living Benefit                     Elected                         Elected
           Riders                       is Elected?                        With                            With
----------------------------------------------------------------------------------------------------------------------------
HAV II                                      Yes                           EEB II                          None
----------------------------------------------------------------------------------------------------------------------------
PDB II                                      Yes                           EEB II                          None
----------------------------------------------------------------------------------------------------------------------------
EEB II                                      Yes                      HAV II or PDB II                     None
----------------------------------------------------------------------------------------------------------------------------
My Path DB -- Single                        No                             None                    MyPath Core Flex --
                                                                                                    Single or MyPath
                                                                                                     Value -- Single
----------------------------------------------------------------------------------------------------------------------------
My Path DB -- Joint                         No                             None                    MyPath Core Flex --
                                                                                                     Joint or MyPath
                                                                                                     Value -- Joint

After the first contract anniversary following the effective date of HAV II, PDB II, EEB II, or MyPath DB, purchase payments are limited to a cumulative total of $25,000, without our prior consent. If a purchase payment is received in excess of $25,000 without our consent, we will return the purchase payment to you and there will be no increase to the contract value or death benefit. This restriction does not apply to purchase payments made during the first contract year following the effective date of the optional death benefit.

In determining the amount of death benefit available under HAV II, PDB II, EEB II, and MyPath DB (Single and Joint), certain values may be adjusted on a "Pro-rata Basis." Values adjusted on a Pro-rata Basis means that the value being adjusted will be reduced by an amount equal to (a) multiplied by
(b) divided by (c) where:

   (a) is the value that is being adjusted immediately prior to the withdrawal,

   (b) is the total amount withdrawn, including any applicable charges, and

   (c) is the contract value immediately prior to the withdrawal.

Highest Anniversary Value II (HAV II) Death Benefit Option

The HAV II death benefit option provides for a periodic calculation of a death benefit based on the highest contract value on contract anniversaries as described below.

The initial Highest Anniversary Value is equal to the purchase payments received on the rider effective date. Any credit enhancements are not included in the initial value. Thereafter, the Highest
Anniversary Value will be determined on every contract anniversary prior to and including the contract anniversary on or following the 80th birthday of the oldest owner (or the oldest annuitant in the case of an owner who is not a natural person). On the day your death benefit is determined, the Highest Anniversary Value is equal to the greater of:

   (a) the contract value; or

   (b) the previous Highest Anniversary Value increased by any purchase payments and reduced on a Pro-rata Basis (as described in the subsection entitled "Optional Death Benefits") for amounts withdrawn since the previous Highest Anniversary Value was determined.

There will be no further Highest Anniversary Values determined after the contract anniversary on or following the 80th birthday of the oldest owner (or the oldest annuitant in the case of an owner who is not a natural person). However, where joint owners exist, if the surviving owner continues the contract

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after the death of the first owner, determination of new Highest Anniversary
Values may resume on the next contract anniversary until the contract anniversary following the 80th birthday of surviving owner.

We reserve the right to limit the death benefit to the contract value in lieu of any other death benefit value payable if we receive proof of death more than one year after the date of death. This may result in your beneficiary receiving a death benefit that is less than what the beneficiary may have otherwise been entitled to. In addition, you may have paid for a death benefit that may not ultimately be received in this circumstance.

This death benefit option will terminate on the earliest of:

  . the payment of all death benefits available under the contract or optional death benefit riders;

  .  termination or surrender of the contract;

  . the annuity commencement date where all remaining contract value has been applied to provide annuity payments;

  .  the contract value equals zero; or

  .  the date of an ownership change or assignment under the contract unless:
     (a) the new owner assumes full ownership of the contract and is essentially the same person (this includes, but is not limited to, the change from individual ownership to a revocable trust for the benefit of such individual owner or the change from joint ownership to ownership by the surviving spouse when one of them dies); or (b) the assignment is for the purposes of effectuating a 1035 exchange of the contract.

See Appendix M for examples of how this optional death benefit works.

Premier II Death Benefit Option

The Premier II death benefit option provides for a death benefit equal to the greater of the Highest Anniversary Value, or the 5% Increase Value.

The Highest Anniversary Value is determined in the manner described in the section entitled "Highest Anniversary Value II (HAV II) Death Benefit Option" above. The initial 5% Increase Value is equal to the purchase payments received on the rider effective date. Any credit enhancements are not included in the initial value. Thereafter, the 5% Increase Value is determined as follows:

Prior to and including the contract anniversary on or following the 80th birthday of the oldest owner (or the oldest annuitant in the case of an owner who is not a natural person), the 5% Increase Value is equal to the sum of:

   (a) contract value in the DCA Fixed Account and Fixed Account; and

   (b) purchase payments and transfers into the variable annuity account less withdrawals and transfers out of the variable annuity account, accumulated at an interest rate of 5% compounded annually until the earlier of the date we receive proof of death or the contract anniversary on or following the 80th birthday of the oldest owner (or the oldest annuitant in the case of an owner who is not a natural person) (the "Variable Portion").

After the contract anniversary on or following the 80th birthday of the oldest owner (or the oldest annuitant in the case of an owner who is not a natural person), the 5% Increase Value is equal to the sum of:

   (a) contract value in the DCA Fixed Account and Fixed Account; and

   (b) the Variable Portion of the 5% Increase Value calculated as of the contract anniversary on or following the 80th birthday of the oldest owner (or the oldest annuitant in the case of an

                                                                        Page 65

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       owner who is not a natural person), less withdrawals and transfers out of the variable annuity account after that date.

The 5% Increase Value shall not exceed 200% of the sum of purchase payments adjusted on a Pro-rata Basis (as described in the subsection entitled "Optional Death Benefits") for any amounts previously withdrawn.

We reserve the right to limit the death benefit to the contract value in lieu of any other death benefit value payable if we receive proof of death more than one year after the date of death. This may result in your beneficiary receiving a death benefit that is less than what the beneficiary may have otherwise been entitled to. In addition, you may have paid for a death benefit that may not ultimately be received in this circumstance.

This death benefit option will terminate on the earliest of:

  . the payment of all death benefits available under the contract or optional death benefit riders;

  .  termination or surrender of the contract;

  . the annuity commencement date where all remaining contract value has been applied to provide annuity payments;

  .  the contract value equals zero; or

  .  the date of an ownership change or assignment under the contract unless:
     (a) the new owner assumes full ownership of the contract and is essentially the same person (this includes, but is not limited to, the change from individual ownership to a revocable trust for the benefit of such individual owner or the change from joint ownership to ownership by the surviving spouse when one of them dies); or (b) the assignment is for the purposes of effectuating a 1035 exchange of the contract.

See Appendix N for examples of how this optional death benefit works.

Estate Enhancement Benefit II (EEB II) Option

This optional contract rider may provide an additional amount to be added to the death benefit proceeds that become payable upon any owner's death. It is designed to help pay expenses that may be due upon an owner's death. We do not guarantee that the amounts provided by the EEB II option will be adequate to cover any such expenses that any heirs may have to pay. If any owner dies before annuity payments begin, we will pay the EEB II benefit of this contract to the beneficiary. If the owner of the contract is other than a natural person, such as a trust or other similar entity, we will pay the EEB II benefit to the beneficiary on the death of the annuitant.

The EEB II benefit will be the EEB II Percentage (as described below) multiplied by the lesser of:

   (a) the contract value less purchase payments not previously withdrawn; or

   (b) 200% of the sum of purchase payments adjusted on a Pro-rata Basis (as described in the subsection entitled "Optional Death Benefits") for any amounts previously withdrawn.

The EEB II Percentage depends on the age of the oldest owner (or the oldest annuitant in the case of a non-natural owner). The age used in determining the EEB II benefit is determined at the time the rider is issued, and it will not be adjusted upon a change of owner or annuitant. If the age of the oldest owner (or the oldest annuitant in the case of a non-natural owner) is less than 70 years at the time the rider is issued, the EEB II Percentage is equal to 40%. If the age of the oldest owner (or the oldest annuitant in the case of a non-natural owner) is 70 years or older at the time the rider is issued, the EEB II Percentage is equal to 25%.

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The value of the EEB II benefit will be determined as of the valuation date coincident with or next following the day we receive proof of death at our home office. Any amounts due as an EEB II benefit will be paid as a death benefit adjustment and directed into the Fixed Account and sub-accounts of the variable annuity account based on the same proportion that each bears to the contract value on the date the benefit is calculated. If the contract value is less than purchase payments not previously withdrawn, the EEB II benefit is zero and no adjustment will apply.

If a surviving spouse is the sole beneficiary and elects to assume his or her deceased spouse's contract, he or she may elect to:

   (a) have any amount due under the EEB II benefit paid and this rider will terminate; or

   (b) continue this rider such that the EEB II benefit is payable on his or her death instead of the death of the owner or annuitant, as applicable.

If no election is made within 30 days following the date we receive proof of death at our home office, the EEB II benefit, if any, will be paid and the rider terminated under option (a). Option (b) may only be exercised one time per contract, and will not be an option upon the death of the surviving spouse.

This rider will terminate on the earliest of:

  .  the payment of the EEB II benefit available;

  . the payment of all death benefits available under the contract or optional death benefit riders;

  .  termination or surrender of the contract;

  . the annuity commencement date where all remaining contract value has been applied to provide annuity payments;

  .  the contract value equals zero; or

  .  the date of an ownership change or assignment under the contract unless:
     (a) the new owner assumes full ownership of the contract and is essentially the same person (this includes, but is not limited to, the change from individual ownership to a revocable trust for the benefit of such individual owner or the change from joint ownership to ownership by the surviving spouse when one of them dies); or (b) the assignment is for the purposes of effectuating a 1035 exchange of the contract.

See Appendix O for examples of how this optional death benefit works.

MyPath Highest Anniversary Death Benefit (MyPath DB) (Single and Joint) Option

MyPath DB is an optional death benefit rider that is only available if you elect a MyPath Core Flex or MyPath Value optional living benefit rider. If you also elect the MyPath DB, you will receive the single (MyPath DB -- Single) or joint (MyPath DB -- Joint) version based on whether you elected the single or joint version of MyPath Core Flex or MyPath Value. The benefits are different between MyPath DB -- Single and MyPath DB -- Joint, and you should consult your financial advisor to determine which version, if any, is appropriate to your situation.

If you elect MyPath DB with MyPath Core Flex, each Designated Life must be at least age 45 and at most age 70 at the time the riders are issued. If you elect MyPath DB with MyPath Value, each Designated Life must be at least age 35 and at most age 70 at the time the riders are issued.

The MyPath DB optional death benefit rider provides an additional death benefit value prior to the annuity commencement date that may be greater than the death benefit provided under the contract. For MyPath DB -- Single, the death benefit provided under this rider is payable upon the death of the Designated Life. For MyPath DB -- Joint, the death benefit provided under this rider is payable upon the death of the last remaining Designated Life.

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Calculating the Highest Anniversary Death Benefit

The MyPath DB option provides for a periodic calculation of a death benefit based on the highest contract value on contract anniversaries, subject to adjustments for subsequent purchase payments and withdrawals, each of which is described below. This amount is referred to as the Highest Anniversary Death Benefit.

The initial Highest Anniversary Death Benefit is equal to the purchase payments received on the rider effective date.

On each valuation date after the rider effective date, the Highest Anniversary Death Benefit is increased by any subsequent purchase payments that have occurred since the previous valuation date, and reduced for amounts withdrawn, as described below, since the previous valuation date. After the first contract anniversary following the effective date of the rider, purchase payments are limited to a cumulative total of $25,000, without our prior consent.

The amount by which the Highest Anniversary Death Benefit is reduced by withdrawals depends on two factors: (1) when the withdrawal takes place relative to the "benefit date", and (2) the amount of the withdrawal relative to the Guaranteed Annual Income (GAI) amount or required minimum distribution
(RMD) amount, each as determined under MyPath Core Flex or MyPath Value, as applicable. See the section of this prospectus entitled "Other Contract Options (Living Benefits)" for a description of the benefit date and how GAI and RMD are determined under MyPath Core Flex and MyPath Value.

Prior to the benefit date, any amount you withdraw will cause the Highest Anniversary Death Benefit to be reduced on a Pro-rata Basis. This may result in the Highest Anniversary Death Benefit being reduced by more than the actual amount of the withdrawal.

After the benefit date, any amount you withdraw in a single contract year that is less than or equal to the GAI, or RMD, if greater, will cause the Highest Anniversary Death Benefit to be reduced by the amount of the withdrawal. Any amount you withdraw in a single contract year that is in excess of the GAI, or RMD, if greater, will cause the Highest Anniversary Death Benefit to be further reduced on a Pro-rata Basis based on the excess portion of the withdrawal. This may result in the Highest Anniversary Death Benefit being reduced by more than the actual amount of the excess portion of the withdrawal.

In addition to adjustments for subsequent purchase payments and withdrawals, the Highest Anniversary Death Benefit will be reevaluated on every contract anniversary prior to and including the contract anniversary on or following the 80th birthday of the Designated Life for MyPath DB -- Single or the youngest Designated Life for MyPath DB -- Joint. On each of those contract anniversaries, the Highest Anniversary Death Benefit is set equal to the greater of:

   (a) the contract value; or

   (b) the Highest Anniversary Death Benefit increased by any purchase payments and reduced for withdrawals, as described above, that have occurred since the previous valuation date.

After the contract anniversary on or following the 80th birthday of the Designated Life for MyPath DB -- Single or the youngest Designated Life for MyPath DB -- Joint, the Highest Anniversary Death Benefit will not be re-evaluated on the contract anniversary, but will still be adjusted by subsequent purchase payments and withdrawals, as described above.

Determining the Death Benefit

For MyPath DB -- Single, the value of the death benefit will be determined as of the valuation date coincident with or next following the day we receive due proof of death of the Designated Life at our

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home office. For MyPath DB -- Joint, the value of the death benefit will be determined as of the valuation date coincident with or next following the day we receive due proof of death of the last remaining Designated Life at our home office.

If the Highest Anniversary Death Benefit results in an amount greater than the death benefit provided under the contract, any amount due as a death benefit in excess of the contract value will be paid as a death benefit adjustment and directed into the guaranteed interest options or the sub-accounts of the variable annuity account, in the same proportion that each allocation bears to the contract value on the date the death benefit is calculated, in fulfillment of the death benefit provisions of the contract. However, amounts will not be directed into the DCA Fixed Account Option.

We reserve the right to limit the death benefit to the contract value in lieu of any other death benefit value payable if we receive proof of death more than one year after the date of death. This may result in your beneficiary receiving a death benefit that is less than what the beneficiary may have otherwise been entitled to. In addition, you may have paid for a death benefit that may not ultimately be received in this circumstance.

Spousal Continuation (for MyPath DB -- Joint)

For MyPath DB -- Joint, if a Designated Life dies and the surviving spouse continues the contract, this rider may also be continued if the surviving spouse (as defined by federal law) is also a Designated Life and this rider is in effect at the time of the contract continuation. The MyPath DB -- Joint option is not beneficial to the Joint Designated Life unless he or she is recognized as a spouse under federal law. Consult your tax advisor prior to purchasing this rider if you have questions about your spouse's status under federal law.

Impact of Divorce

For MyPath DB -- Single, if the Designated Life is removed as the owner of the contract (or annuitant, in the case of an owner that is not a natural person), due to a divorce or qualified dissolution order, the rider will terminate.

For MyPath DB -- Joint, if a Designated Life is removed from the contract due to a divorce or qualified dissolution order, the benefits provided by this rider will be adjusted, as necessary, based on the life of the remaining Designated Life.

Rider Termination

This death benefit option will terminate on the earliest of:

   (a) for MyPath DB -- Single and MyPath DB -- Joint:
       (1) termination or surrender of the contract; or
       (2) the annuity commencement date where all remaining amount available has been applied to provide annuity payments; or
       (3) the contract value is reduced to zero; or
       (4) the date of an ownership change or assignment under the contract unless:
           (i) the new owner assumes full ownership of the contract and is essentially the same person (this includes, but is not limited to: for MyPath DB -- Single, the change from individual ownership to a revocable trust for the benefit of such individual owner, and, for MyPath DB -- Joint, the change from joint ownership to ownership by the surviving spouse when one of them dies or an owner is removed due to a divorce or qualified dissolution order); or

           (ii)the assignment is for the purposes of effectuating a 1035 exchange of the contract; or

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

   (b) for MyPath DB -- Single:
       (1) the date we receive due proof of death of the Designated Life; or
       (2) the date the Designated Life is removed as a contract owner (or annuitant, in the case of an owner that is not a natural person), due to a divorce or qualified dissolution order; or

   (c) for MyPath DB -- Joint:
       (1) the date we receive due proof of death of the last remaining Designated Life; or
       (2) the date any death benefits are paid as a lump sum under the terms of the contract.

See Appendix P for examples of how this optional death benefit works.

The rider cannot be terminated prior to the earliest of the above dates. Upon termination of this rider, the benefits and charges within this rider will terminate. Once terminated, this rider may not be reinstated.

Highest Anniversary Value Death Benefit Option

Effective December 7, 2012, this option is no longer available for you to elect.

  .  You may only elect this option at the time your contract is issued.

  .  Once you elect this option you may not terminate or cancel the option.

  . The oldest contract owner, or oldest annuitant in the case where a non-natural person owns the contract, must be under age 76 at the time the contract is issued, in order to elect this option.

The Highest Anniversary Value death benefit option provides for a periodic calculation of a death benefit based on the highest contract value on contract anniversaries as described below.

The highest anniversary value will be determined on every contract anniversary prior to and including the contract anniversary following your 80th birthday. On the day your death benefit is determined, the highest anniversary value is equal to the greater of:

(a) the contract value; or

(b) the previous highest anniversary value increased by any purchase payments and reduced pro rata for amounts withdrawn since the previous highest anniversary value was determined.

Where joint owners exist, there will be no further highest anniversary values determined after the contract anniversary following the 80th birthday of the oldest joint owner. After the death of the first joint owner, determination of new highest anniversary values may resume on the next contract anniversary if the surviving joint owner continues the contract. Death benefit guarantees continue to apply and will be based on the age of the surviving owner.

This death benefit option will terminated at the earliest of the payment of all death benefits available under the contract, termination or surrender of the contract, or the annuity commencement date where all remaining contract value has been applied to provide annuity payments.

          Highest Anniversary Value Death Benefit Rider Illustration

                                                          Highest
      Contract           Purchase Payments     Contract Anniversary  Death
     Anniversary  Age Adjusted For Withdrawals  Value      Value    Benefit
     -----------  --- ------------------------ -------- ----------- -------
         0        65           10,000           10,700    10,000    10,000
         1        66           10,000            9,000    10,000    10,000
         2        67           10,000            8,000    10,000    10,000
         3        68           10,000            9,000    10,000    10,000
         4        69           10,000           11,000    11,000    11,000

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

                                                          Highest
      Contract           Purchase Payments     Contract Anniversary  Death
     Anniversary  Age Adjusted For Withdrawals  Value      Value    Benefit
     -----------  --- ------------------------ -------- ----------- -------
         5        70           10,000           13,500    13,500    13,500
         6        71            9,473            9,000    12,789    12,789
         7        72            9,473           10,000    12,789    12,789
         8        73            9,473           12,000    12,789    12,789
         9        74            9,473           14,000    14,000    14,000
         10       75            9,473           12,000    14,000    14,000
         11       76            9,473           15,000    15,000    15,000
         12       77            9,473           17,000    17,000    17,000
         13       78            9,473           19,000    19,000    19,000
         14       79            9,473           21,200    21,200    21,200
         15       80            9,473           23,000    23,000    23,000
         16       81            9,473           24,000    23,000    24,000

                                    [CHART]

          Purchase Payments                             Highest Anniversary
Age    Adjusted For Withdrawals     Contract Value             Value
---    ------------------------     ---------------            ------
65             $10,000                  $10,700
66              10,000                    9,000                $ 9,000
67              10,000                    8,000                  9,000
68              10,000                    9,000                  9,000
69              10,000                   11,000                 11,000
70              10,000                   13,000                 13,500
71              10,000                    9,000                 13,500
72              10,000                   10,000                 13,500
73              10,000                   12,000                 13,500
74              10,000                   14,000                 14,000
75              10,000                   12,000                 14,000
76              10,000                   15,000                 15,000
77              10,000                   17,000                 17,000
78              10,000                   19,000                 19,000
79              10,000                   21,000                 21,200
80              10,000                   23,000                 23,000
81              10,000                   24,000                 23,000

To illustrate the highest anniversary value death benefit rider, assume a contract is issued to an owner at age 65. A single $10,000 purchase payment is made into the variable annuity account with a single withdrawal of $500 on the sixth contract anniversary. A credit enhancement of $700 is added at contract issue.

On the sixth contract anniversary (owner age 71), a withdrawal of $500 occurs. Just prior to the withdrawal, the contract value is $9,500. The purchase payment adjusted for withdrawal is reduced pro rata for the withdrawal as follows: $10,000 - 10,000 x 500 / 9,500 = $9,473.68. The remaining contract value after the withdrawal is $9,000. The previous highest anniversary value is adjusted pro rata for the withdrawal as follows: $13,500 - 13,500 x 500 / 9,500 = 12,789.47. The adjusted highest anniversary value is still higher than the current contract value so the new highest anniversary value, and the resulting death benefit, is now $12,789.47.

On the 10th contract anniversary (owner age 75), the highest anniversary value exceeds the contract value ($12,000) and purchase payments adjusted for withdrawals ($9,473). Therefore, the death benefit is equal to $14,000.

On the 15th contract anniversary (owner age 80), both the highest anniversary value and contract value are $23,000. Since this value exceeds the purchase payments adjusted for withdrawals ($9,473), the death benefit is equal to $23,000.

After the 15th contract anniversary (owner ages 81 and older), the highest anniversary value cannot exceed the highest anniversary value for the contract anniversary following the owner's 80th birthday. On the 16th contract anniversary (owner age 81), for example, the highest anniversary value is not increased to the contract value. Instead, the highest anniversary value remains $23,000, the highest anniversary value at owner age 80. Therefore, the death benefit at owner age 81 is equal to the $24,000 contract value.

Premier Death Benefit Option

Effective December 7, 2012, this option is no longer available for you to elect.

  .  You may only elect this option at the time your contract is issued.

  .  Once you elect this option you may not terminate or cancel the option.

  . The oldest contract owner, or oldest annuitant in the case where a non-natural person owns the contract, must be under age 76 at the time the contract is issued, in order to elect this option.

The Premier Death Benefit option provides for a death benefit equal to the greater of the Highest Anniversary value or the 5% Death Benefit Increase value.

Where joint owners exist, there will be no further highest anniversary value determined or accumulation of the 5% death benefit increase value after the contract anniversary following the 80th birthday of the oldest joint owner. After the death of the first joint owner, determination of the new highest anniversary value and accumulation of the 5% death benefit increase value may resume if the surviving joint owner continues the contract. Death benefit guarantees continue to apply and will be based upon the age of the surviving owner.

This death benefit option will terminate at the earliest of the payment of all death benefits available under the contract; termination or surrender of the contract; or the annuity commencement date where all remaining contract value has been applied to provide annuity payments.

                   Premier Death Benefit Rider Illustration

                                                                  5%
                                                                Death
                                                     Highest   Benefit
 Contract           Purchase Payments     Contract Anniversary Increase  Death
Anniversary  Age Adjusted For Withdrawals  Value      Value     Value   Benefit
-----------  --- ------------------------ -------- ----------- -------- -------
    0        65           10,000           10,700    10,000     10,000  10,000
    1        66           10,000            9,000    10,000     10,500  10,500
    2        67           10,000            8,000    10,000     11,025  11,025
    3        68           10,000            9,000    10,000     11,576  11,576
    4        69           10,000           11,000    11,000     12,155  12,155
    5        70           10,000           13,500    13,500     12,763  13,500
    6        71            9,473            9,000    12,789     12,901  12,901
    7        72            9,473           10,000    12,789     13,546  13,546
    8        73            9,473           12,000    12,789     14,223  14,223
    9        74            9,473           14,000    14,000     14,934  14,934
    10       75            9,473           12,000    14,000     15,681  15,681
    11       76            9,473           15,000    15,000     16,465  16,465
    12       77            9,473           17,000    17,000     17,289  17,289

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

                                                                  5%
                                                                Death
                                                     Highest   Benefit
 Contract           Purchase Payments     Contract Anniversary Increase  Death
Anniversary  Age Adjusted For Withdrawals  Value      Value     Value   Benefit
-----------  --- ------------------------ -------- ----------- -------- -------
    13       78           9,473            19,000    19,000     18,153  19,000
    14       79           9,473            21,200    21,200     18,947  21,200
    15       80           9,473            23,000    23,000     18,947  23,000
    16       81           9,473            24,000    23,000     18,947  24,000

                                    [CHART]

          Purchase Payments                             Highest Anniversary
Age    Adjusted For Withdrawals     Contract Value             Value
---    ------------------------     ---------------            ------
65             $10,000                  $10,700
66              10,000                    9,000                $ 9,000
67              10,000                    8,000                  9,000
68              10,000                    9,000                  9,000
69              10,000                   11,000                 11,000
70              10,000                   13,000                 13,500
71              10,000                    9,000                 13,500
72              10,000                   10,000                 13,500
73              10,000                   12,000                 13,500
74              10,000                   14,000                 14,000
75              10,000                   12,000                 14,000
76              10,000                   15,000                 15,000
77              10,000                   17,000                 17,000
78              10,000                   19,000                 19,000
79              10,000                   21,000                 21,200
80              10,000                   23,000                 23,000
81              10,000                   24,000                 23,000

To illustrate the premier death benefit option, assume a contract is issued to an owner at age 65. A single $10,000 purchase payment is made into the variable annuity account with a single withdrawal of $500 on the sixth contract anniversary. A credit enhancement of $700 is added at contract issue.

On the sixth contract anniversary (owner age 71), a withdrawal of $500 occurs. Just prior to the withdrawal, the contract value is $9,500 and the 5% death benefit increase value is $13,401. The purchase payment adjusted for withdrawal is reduced pro rata for the withdrawal as follows: $10,000 -10,000 x 500 / 9,500 = $9,473.68. The remaining contract value after the withdrawal is $9,000. The previous highest anniversary value is adjusted pro rata for the withdrawal as follows: $13,500 - 13,500 x 500 / 9,500 = 12,789.47. The 5% death benefit increase value is reduced by the amount of the withdrawal to $12,901 ($13,401 -
500). The 5% death benefit increase value exceeds the contract value ($9,000), the purchase payments adjusted for withdrawals ($9,473) and the highest anniversary value ($12,789) resulting in a death benefit equal to $12, 901.

On the 10th contract anniversary (owner age 75), the 5% death benefit increase value exceeds the contract value ($12,000), the purchase payments adjusted for withdrawals ($9,473) and the highest anniversary value ($14,000). Therefore, the death benefit is equal to $15,681.

On the 15th contract anniversary (owner age 80), the highest anniversary value and contract value are equal and exceed both the purchase payments adjusted for withdrawals ($9,473) and 5% death benefit increase value ($18,947). Therefore, the death benefit is equal to $23,000.

After the 15th contract anniversary (owner ages 81 and older), neither the highest anniversary value nor 5% death benefit increase value can exceed their respective values for the contract anniversary following the owner's 80th birthday. On the 16th contract anniversary (owner age 81), the contract value exceeds the purchase payments adjusted for withdrawals ($9,473), the highest anniversary value

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

($23,000) and the 5% death benefit increase value ($18,947). Therefore, the death benefit is equal to the $24,000 contract value.

Estate Enhancement Benefit (EEB) Option:

Effective December 7, 2012, this option is no longer available for you to elect.

  .  You may only elect this option at the time your contract is issued.

  .  Once you elect this option you may not terminate or cancel the option.

  . The oldest contract owner, or oldest annuitant in the case where a non-natural person owns the contract, must be under age 76 at the time the contract is issued, in order to elect this option.

This contract option provides an additional amount to be added to the death benefit proceeds that become payable upon your death. It is designed to help pay expenses that may be due upon your death. We do not guarantee that the amounts provided by the EEB option will be adequate to cover any such expenses that your heirs may have to pay. If any contract owner dies before annuity payments begin, we will pay the EEB to the beneficiary. If the contract owner is a non-natural person, we will pay the EEB to the beneficiary based on the death of the annuitant.

If you elect the EEB option, the interest rate which will be credited to any amounts in your contract which you choose to be allocated into fixed accounts (including the DCA Fixed Account Option and any guarantee periods of the guaranteed term account), may be lower than the interest rate credited to a contract where the EEB option was not elected. This reduced interest rate helps to pay for the EEB benefit since the EEB benefit is based on all of the gain in your contract, including any interest credited under the fixed account options. The interest rate used will in no event be less than the minimum guaranteed interest rate for your contract.

For Example:

Assume a contract with a $10,000 purchase payment during the first contract year that is allocated entirely into the fixed account of the contract and the contract owner elects the EEB option. The contract will receive a credit enhancement of $700 which will also be allocated to the fixed account. If the current interest rate credited for this fixed account is 3.50% generally, the interest rate credited will be 3.25% if the EEB option is elected.

At the end of the first contract year, the contract owner will have a contract value in the fixed account of $11,047.75. Assuming the contract owner was under age 70, took no withdrawals, had the guaranteed minimum death benefit and died at the end of the first contract year, the EEB benefit would be $419.10. This is arrived at in the following way: death benefit amount, in this case contract value ($11,047.75) less purchase payments not previously withdrawn ($10,000) equals $1,047.75; multiplied by 0.40%, which equals $419.10. The 200% "cap" of purchase payments ($20,000 in this example) would not have been triggered, so the EEB benefit for this example is $130.

Using the same assumptions as above, a contract owner who did not elect the EEB option would have received $26.75 in additional interest in his/her contract due to the higher interest rate credited (3.50% versus 3.25%), but that contract owner would not receive the EEB benefit of $419.10.

The Estate Enhancement Benefit is calculated as follows:

If the age of the contract owner (or annuitant as applicable) is less than 70 years old as of the contract date, the EEB is equal to 40% of the lesser of:

(a) the calculated death benefit amount of the death benefit you selected less purchase payments not previously withdrawn; or

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

(b) 200% of purchase payments not previously withdrawn, reduced starting with the third contract year, by any purchase payments received within the previous twelve months.

If the age of the contract owner (or annuitant as applicable) is equal to or greater than 70 years old as of the contract date, the EEB is equal to 25% of the lesser of:

(a) the calculated death benefit amount of the death benefit you selected less purchase payments not previously withdrawn; or

(b) 200% of purchase payments not previously withdrawn, reduced starting with the third contract year, by any purchase payments received within the previous twelve months.

The age used in determining the EEB is determined at the time the contract is issued. Where joint owners exist, the age of the oldest joint owner as of the contract date will be used in determining the EEB. If the owner of the contract is other than a natural person, the age of the oldest annuitant as of the contract date will be used in determining the EEB.

The value of the EEB will be determined as of the valuation date coincident with or next following the day we receive due proof of death at our home office. Any amounts due as an EEB will be directed into the guaranteed term account, or the sub-accounts of the variable annuity account based on the same proportion that each bears in the contract value on the date the benefit is calculated.

If the surviving spouse of a deceased contract owner is the sole beneficiary of the contract and elects to continue the contract, the spouse may choose to:

Option A:Continue the EEB option. In this case the EEB amount is not calculated until the death of the surviving spouse making this election and charges for the option will continue to apply; or

Option B:Stop the EEB option. In this case the EEB amount is calculated and added to the contract. The EEB option is then terminated and the additional 0.25% charge for the option will cease.

A surviving spouse must make this election within 30 days of the date proof of death is provided to us at our home office. If no election is made within that time by the surviving spouse, Option B will apply and the EEB option will terminate. If there are any non-spouse beneficiaries in addition to the surviving spouse on a contract, only Option B will apply.

This rider will terminate on the earliest of:

  .  the payment of the EEB available;

  .  termination or surrender of the contract; or

  .  the date on which the contract has been fully annuitized.

Death Benefits After Annuity Payments Begin

If the annuitant dies on or after annuity payments have started, we will pay whatever amount may be required by the terms of the annuity payment option selected. The remaining value in the contract must be distributed at least as rapidly as under the option in effect at the annuitant's death.

Abandoned Property Requirements

Every state has unclaimed property laws that generally declare annuity contracts to be abandoned after a period of inactivity of three to five years from the contract's maturity date or date the death benefit is due and payable. For example, if the payment of death benefit proceeds has been triggered, but, if after a thorough search, we are still unable to locate the beneficiary, or the beneficiary does not come forward to claim the death benefit proceeds in a timely manner, the death benefit proceeds will be paid to the abandoned property division or unclaimed property office of the applicable state. This "escheatment" is revocable, however, and the state is obligated to pay the death benefit proceeds if your beneficiary steps forward to claim it with the proper documentation.

Other Contract Options (Living Benefits)

We have suspended the availability of the following optional riders:


  .  MyPath Summit -- Single and Joint (effective July 9, 2018)

  .  MyPath Ascend -- Single and Joint (effective October 15, 2014)
  .  Guaranteed Minimum Income Benefit (effective October 4, 2013)
  .  Encore Lifetime Income -- Single (effective October 4, 2013)
  .  Encore Lifetime Income -- Joint (effective October 4, 2013)
  . Ovation Lifetime Income II -- Single (effective October 4, 2013) . Ovation Lifetime Income II -- Joint (effective October 4, 2013)
  .  Ovation Lifetime Income -- Single (effective May 15, 2012)
  .  Ovation Lifetime Income -- Joint (effective May 15, 2012)
  .  Guaranteed Lifetime Withdrawal Benefit (effective August 1, 2010)

  .  Guaranteed Income Provider Benefit (effective March 1, 2010)

  . Guaranteed Lifetime Withdrawal Benefit II -- Single Option (effective May 15, 2009)
  . Guaranteed Lifetime Withdrawal Benefit II -- Joint Option (effective May 15, 2009)
  .  Guaranteed Minimum Withdrawal Benefit (effective May 15, 2009)



Your contract may also allow you to choose an optional contract feature described below. These are sometimes referred to as "living benefits" and may not be available in every state. We reserve the right to stop offering any or all of the contract options at any time. Before you elect a living benefit you should consider it's specific benefits and features carefully. Optional contract features may or may not be beneficial to you depending on your specific circumstances.

In considering your specific circumstances, you may wish to consider how long you intend to hold the contract; how long you may be required to hold the contract before you may access the benefit; whether you intend to take withdrawals from the contract, including how much and how frequently; whether you intend to annuitize the contract and what kind of assurances you are seeking in a benefit. Other considerations may apply to your circumstances. There is also a specific charge associated with each contract option which is described in detail in the "Optional Contract Rider Charges" section of this Prospectus. The longer you are required to hold the contract before the benefit may be utilized generally the more you will pay in charges.

None of the living benefits guarantees an investment return in your contract value nor do they guarantee that the income or amounts received will be sufficient to cover any individual's particular needs. You should consider whether the benefits provided by the option and its costs (which reduce contract value) are consistent with your financial goals.

All living benefit options terminate once the contract moves into the payout phase, (i.e., once the contract is annuitized). In purchasing your contract and when considering the election of a living benefit in this contract, you should also consider whether annuitizing the contract will produce better financial results for you than a living benefit option. You should discuss these important considerations with your financial advisor or tax advisor before making a determination.

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MyPath Lifetime Income Optional Riders


We currently offer single and joint versions of the following optional living benefit riders, which are, along with the MyPath Ascend (Single and Joint) and MyPath Summit (Single and Joint) optional riders, sometimes collectively referred to as the MyPath Lifetime Income optional riders:


  .  MyPath Core Flex (Single and Joint),


  .  MyPath Ascend 2.0 (Single and Joint), and


  .  MyPath Value (Single and Joint).

Each of the MyPath Lifetime Income optional riders is a guaranteed lifetime withdrawal benefit. Each is an optional rider and can be elected as a single option or as a joint option. The benefits are different between the single options and the joint options, and you should consult your financial advisor to determine which version, if any, is appropriate to your situation. Each optional rider is designed to provide a benefit that guarantees the owner a minimum annual withdrawal amount (Guaranteed Annual Income (GAI), described below) beginning on the benefit date and continuing over the lifetime of a "Designated Life" (described below) for the single versions, and over the lifetime of two "Designated Lives" for the joint versions, regardless of underlying sub-account performance. The amount received will be in the form of a withdrawal of contract value if the contract value is greater than zero or pursuant to the automatic payment phase if the contract value is zero.

The MyPath Lifetime Income optional riders do not guarantee investment gains or a minimum contract value. Because the GAI is paid in the form of a withdrawal until your contract value reaches zero, our obligation to pay you more than your contract value will only arise if your entire contract value has been exhausted. You can take withdrawals from your contract without electing one of these options. You should also consider the following:

  . Election of one of these riders may or may not be beneficial to you. Because the benefit is accessed through withdrawals from the contract, if you do not intend to take withdrawals from the contract, then the riders are generally not appropriate for you.

  . Withdrawals under the riders are treated like any other contract withdrawal for the purposes of deferred sales charges, reducing the contract value, free withdrawal amounts, credit enhancement recapture, or any other contract feature impacted by a withdrawal.

  . You may only elect a rider at the time the contract is issued. The rider will be effective on the rider issue date, also known as the rider effective date. Once you elect the option you may not cancel it. You may only elect one of the MyPath Lifetime Income optional riders.

  . If you take withdrawals prior to the benefit date (described below) or in excess of the GAI (described below), you will reduce the benefit you receive and may prematurely terminate the contract and the rider.

  . Your entire contract value must be allocated to an allocation plan approved by us for use with the rider while the rider is in effect.

  . The joint options are not beneficial to the Joint Designated Life unless he or she is recognized as a spouse under federal law. Consult your tax advisor prior to purchasing a joint rider if you have questions about your spouse's status under federal law.

  . The riders may not be purchased for a "stretch" IRA or other "decedent" type account. These terms refer to contracts which, pursuant to current federal tax laws, may be continued by a decedent's named beneficiary.

Each of the MyPath Lifetime Income optional riders has restrictions and limitations. These restrictions and limitations include, among others:

   (i) restrictions on the age of each Designated Life,

   (ii)restrictions on whether joint owners or annuitants are permitted,

  (iii)restrictions on whether non-natural owners are permitted, and

   (iv)restrictions on which other optional benefit riders, if any, may also be elected.

The table below summarizes those restrictions and limitations, but does not serve as a complete description of all restrictions and limitations. A complete description of each rider, its benefits, and additional limitations and restrictions follows the table.

                           Age Limits for Each
                           Designated Life at
                            Rider Issue:                  Rider Available with:
                           ----------------------------------------------------------------
    MyPath Lifetime                            Joint    Joint    Non-natural Other Optional
  Income Optional Rider    Minimum   Maximum   Owners Annuitants    Owner    Benefit Riders
-------------------------------------------------------------------------------------------
MyPath Core Flex --          45        80        No    Yes, if       Yes         MyPath
  Single                                               natural                   DB --
                                                        Owner                    Single
-------------------------------------------------------------------------------------------
MyPath Core Flex -- Joint    45        80       Yes      Yes         No          MyPath
                                                                                 DB --
                                                                                 Joint
-------------------------------------------------------------------------------------------
MyPath Ascend 2.0 --         45        80        No    Yes, if       Yes          None
  Single                                               natural
                                                        Owner
-------------------------------------------------------------------------------------------
MyPath Ascend 2.0 --         45        80       Yes      Yes         No           None
  Joint
-------------------------------------------------------------------------------------------
MyPath Ascend -- Single      45        80        No    Yes, if       Yes          None
                                                       natural
                                                        Owner
-------------------------------------------------------------------------------------------
MyPath Ascend -- Joint       45        80       Yes      Yes         No           None
-------------------------------------------------------------------------------------------
MyPath Summit -- Single      55        80        No    Yes, if       Yes          None
                                                       natural
                                                        Owner
-------------------------------------------------------------------------------------------
MyPath Summit -- Joint       55        80       Yes      Yes         No           None
-------------------------------------------------------------------------------------------
MyPath Value -- Single       35        80        No    Yes, if       Yes         MyPath
                                                       natural                   DB --
                                                        Owner                    Single
-------------------------------------------------------------------------------------------
MyPath Value -- Joint        35        80       Yes      Yes         No          MyPath
                                                                                 DB --
                                                                                 Joint

MyPath Core Flex (Single and Joint) Option

The Benefit

This rider guarantees that in each contract year, beginning on the benefit date (described below), you may elect to receive an amount up to the Guaranteed Annual Income (GAI) until the death of the Designated Life for MyPath Core Flex -- Single, or until the death of both Designated Lives for MyPath Core Flex -- Joint. The amount received will be in the form of a withdrawal of contract value if available,

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

or pursuant to the automatic payment phase. If you take withdrawals in a single contract year in excess of the GAI, it may result in a reduced GAI, as described below, and negatively impact your benefit.

The GAI is determined by multiplying the annual income percentage by an amount referred to as the benefit base. The benefit base may be adjusted for benefit base enhancements, benefit base resets, subsequent purchase payments, and withdrawals. The methods used to calculate the GAI, the benefit base, and each of the benefit base adjustments is described in detail below.

This rider differs, in part, from the other MyPath Lifetime Income optional riders in that it offers the opportunity for new enhancement periods to begin upon benefit base resets. New enhancement periods may be beneficial to those that do not take regular withdrawals for extended periods of time.

Several examples to help show how this rider works are included in Appendix Q.

The Benefit Date

The benefit date is the date on which you may begin to receive the GAI. The benefit date is the later of the contract anniversary following the 59th birthday of the Designated Life for MyPath Core Flex -- Single and of the youngest Designated Life for MyPath Core Flex -- Joint, or the rider effective date. The rider effective date is the rider issue date.

Calculating the Benefit Base and Enhancement Base Values

Benefit Base

The benefit base is a value that is used to calculate the amount of GAI available for withdrawal under this rider. The benefit base will have an initial value that may be adjusted for subsequent purchase payments and withdrawals, and is subject to a maximum, each of which is described below. The benefit base may also be adjusted for benefit base enhancements and benefit base resets, which are also described below.

The initial benefit base will be set to the initial purchase payment.

For each subsequent purchase payment received by us prior to the later of the first contract anniversary or the date of the first withdrawal, the benefit base will be increased by the amount of the subsequent purchase payment. After the first contract anniversary, however, subsequent purchase payments are limited to a cumulative total of $25,000, without our prior consent. If a subsequent purchase payment is received after the first contract anniversary in excess of $25,000 without our consent, we will return the purchase payment to you and there will be no increase to the contract value or benefit base. For any subsequent purchase payment received by us on or after the later of the first contract anniversary or the date of the first withdrawal, there will be no immediate increase to the benefit base as a result of the purchase payment.

Prior to the benefit date, any amount you withdraw is considered an excess withdrawal and will cause the benefit base to be reduced on a pro-rata basis.

After the benefit date, if the total amount you withdraw in a single contract year is less than or equal to the GAI, as described below, the benefit base will not be reduced.

After the benefit date, if the total amount you withdraw in a single contract year is in excess of the GAI, the additional amount withdrawn in excess of the GAI is considered an excess withdrawal and will cause the benefit base to be reduced on a pro-rata basis.

Reductions on a pro-rata basis may result in the benefit base being reduced by more than the actual amount of the withdrawal.

The benefit base is separate from your contract value. The benefit base may not be withdrawn as a lump sum and is not payable at death.

The benefit base is subject to a maximum of $4,000,000. This applies to the initial benefit base, as well as increases due to subsequent purchase payments, benefit base enhancements, or benefit base resets. Because of this maximum, if you make large purchase payments, you may not realize the full benefit of increases in the benefit base provided by this rider.

Enhancement Base

The enhancement base is a value that is used to calculate any applicable benefit base enhancement. The enhancement base will have an initial value that may be adjusted for subsequent purchase payments and withdrawals, and is subject to a maximum, each of which is described below. The enhancement base may also be increased at the time of a benefit base reset.

The initial enhancement base will be set to the initial purchase payment.

For each subsequent purchase payment received by us prior to the later of the first contract anniversary or the date of the first withdrawal, the enhancement base will be increased by the amount of the subsequent purchase payment. After the first contract anniversary, however, subsequent purchase payments are limited to a cumulative total of $25,000, without our prior consent. If a subsequent purchase payment is received after the first contract anniversary in excess of $25,000 without our consent, we will return the purchase payment to you and there will be no increase to the contract value or enhancement base. For any subsequent purchase payment received by us on or after the later of the first contract anniversary or the date of the first withdrawal, there will be no immediate increase to the enhancement base as a result of the purchase payment.

Prior to the benefit date, any amount you withdraw is considered an excess withdrawal and will cause the enhancement base to be reduced on a pro-rata basis.

After the benefit date, if the total amount you withdraw in a single contract year is less than or equal to the GAI, as described below, the enhancement base will not be reduced.

After the benefit date, if the total amount you withdraw in a single contract year is in excess of the GAI, the additional amount withdrawn in excess of the GAI is considered an excess withdrawal and will cause the enhancement base to be reduced on a pro-rata basis.

Reductions on a pro-rata basis may result in the enhancement base being reduced by more than the actual amount of the withdrawal.

The enhancement base is separate from your contract value. The enhancement base may not be withdrawn as a lump sum and is not payable at death.

The enhancement base is subject to a maximum of $4,000,000. This applies to the initial enhancement base, as well as increases due to subsequent purchase payments or benefit base resets. Because of this maximum, if you make large purchase payments, you may not realize the full benefit of increases in the enhancement base provided by this rider.

Benefit Base Enhancement

For purposes of calculating the benefit base enhancement, the "enhancement period" is the 10 contract years following the later of the rider effective date or the date of the most recent benefit base reset (described below). If a benefit base reset does not occur, the enhancement period will terminate 10 contract years following the rider effective date. If a benefit base reset occurs, regardless of whether it occurs during an enhancement period, a new 10-year enhancement period will begin.

On each contract anniversary during the enhancement period, after each contract year in which there have been no withdrawals, we will increase the benefit base by an amount equal to 6.0% multiplied by the enhancement base. This increase in the benefit base is referred to as the benefit base enhancement. We reserve the right to change the percentage used to determine the benefit base enhancement for

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MyPath Core Flex (Single and Joint) riders that are issued in the future, and may disclose these changes in a Rate Sheet Prospectus Supplement.

For any contract year during the enhancement period in which you take a withdrawal, regardless of whether the amount of the withdrawal is greater than, less than, or equal to, the GAI, you will not receive the benefit base enhancement for that contract year. However, you may receive a benefit base enhancement in each of the remaining contract years in the enhancement period if you do not take a withdrawal for that contract year. The enhancement period will not be extended for years in which you take a withdrawal and are no longer eligible for the benefit base enhancement for those years. Nor will the enhancement period be extended for years in which you do not take a withdrawal. The enhancement period will only change upon a benefit base reset, in which case a new 10-year enhancement period will begin.

Because rider charges apply to the greater of the benefit base or contract value, the benefit base enhancement may result in an increased cost of the rider if the benefit base is greater than the contract value as a result of the enhancement.

Benefit Base Reset

On each contract anniversary, immediately following application of any applicable benefit base enhancement, the benefit base will be increased to the contract value if the contract value is greater than the benefit base. This increase in the benefit base is referred to as the benefit base reset. If a benefit base reset occurs, the enhancement base will increase to the value of the benefit base following the benefit base reset, and a new 10-year enhancement period will begin.

On each date of a benefit base reset, if the rider charge applicable to new customers purchasing MyPath Core Flex exceeds your current rider charge and the benefit base increases to the contract value, we reserve the right to increase the charge for your rider. The rider charge following the increase will not exceed the current rider charge for new issues which may equal the maximum annual rider charge. The rider charge following the increase will also not exceed the maximum annual rider charge shown in the section of this prospectus entitled "Contract Charges and Fees -- Optional Contract Rider Charges," regardless of the charge applicable to new customers. If we are no longer issuing this rider, we reserve the right to increase the rider charge to an amount that will not exceed the maximum annual rider charge. The increase will take effect on the date of the next benefit base reset following the date we increase the rider charge. See the section of this prospectus entitled "Contract Charges and Fees" for additional details on the charges for this rider.

You may elect to decline the rider charge increase. Declining the rider charge increase will result in no further increase to the benefit base, which may mean your benefit under the rider will not have the opportunity to increase in the future. You will be notified in writing a minimum of 30 days prior to the date of the potential benefit base reset that you may decline the rider charge increase. If you elect to decline the rider charge increase, you must provide a written request to us no less than seven calendar days prior to the date of the potential benefit base reset. Once you notify us of your decision to decline the rider charge increase, you will no longer be eligible for future benefit base increases.

Calculating the Guaranteed Annual Income (GAI)

The GAI will be equal to the benefit base multiplied by the annual income percentage (described below) based on the age of the Designated Life for MyPath Core Flex -- Single or of the youngest Designated Life for MyPath Core Flex -- Joint. The annual income percentage will be determined at the time of the first withdrawal, and will be based on the age of the Designated Life for MyPath Core Flex -- Single or of the youngest Designated Life for MyPath Core Flex -- Joint at the time of the first withdrawal.

The annual income percentages are as follows:


                              MyPath Core Flex --        MyPath Core Flex --
                             Single Annual Income        Joint Annual Income
           Age                    Percentage                 Percentage
           ---               --------------------        -------------------
     through age 64                  4.35%                      4.10%
         65 - 74                     5.35%                      5.10%
         75 - 79                     5.60%                      5.35%
           80+                       6.35%                      6.10%


We reserve the right to change the annual income percentage for MyPath Core Flex (Single and Joint) riders that are issued in the future, and may disclose these changes in a Rate Sheet Prospectus Supplement. Please see Appendix V for historical benefit base enhancement rates and annual income percentages applicable for this rider.

The annual income percentage will not change after it is determined as of the date of the first withdrawal, except in the case of a benefit base reset. Upon a benefit base reset, the annual income percentage will be re-determined based on the age of the Designated Life for MyPath Core Flex -- Single or of the youngest Designated Life for MyPath Core Flex -- Joint, on the date of the benefit base reset.

Upon an increase in the benefit base pursuant to a subsequent purchase payment, benefit base enhancement, or benefit base reset, the GAI will be recalculated to be equal to (a) multiplied by (b) where:

   (a) is the benefit base following the subsequent purchase payment, benefit base enhancement, or benefit base reset, as applicable, and

   (b) is the annual income percentage based on the applicable age of the Designated Life for MyPath Core Flex -- Single or of the youngest Designated Life for MyPath Core Flex -- Joint, as of the later of the date of the first withdrawal or the date of the most recent benefit base reset.

Subsequent purchase payments and withdrawals will adjust the GAI as described below. If you purchased a qualified contract, withdrawals taken to satisfy any required minimum distribution requirements may not adjust the GAI, if certain conditions are satisfied. Please see the description of Required Minimum Distributions for Applicable Qualified Contracts below.

GAI Adjustment for Subsequent Purchase Payments

For each subsequent purchase payment received by us prior to the later of the first contract anniversary or the date of the first withdrawal, the benefit base will be increased by the amount of the subsequent purchase payment. If a subsequent purchase payment increases the benefit base, the GAI will be recalculated to be equal to the new benefit base multiplied by the applicable annual income percentage.

The applicable annual income percentage will be based on the age of the Designated Life for MyPath Core Flex -- Single or of the youngest Designated Life for MyPath Core Flex -- Joint, as of the later of the date of the first withdrawal or the date of the most recent benefit base reset. The annual income percentage will not be re-evaluated upon a subsequent purchase payment.

For any subsequent purchase payment received by us on or after the later of the first contract anniversary or the date of the first withdrawal, there will be no increase to the benefit base as a result of the purchase payment. As a result, there will be no immediate increase to the GAI.

After the first contract year following the optional living benefit rider effective date, subsequent purchase payments are limited to a cumulative total of $25,000, without our prior consent. If a purchase payment is received in excess of $25,000 without our consent,

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

we will return the purchase payment to you and there will be no increase to the contract value, benefit base, or enhancement base.

Withdrawals

You should consider the following before taking a withdrawal under this contract or rider:

  . Withdrawals under this rider are treated like any other contract withdrawals for the purposes of deferred sales charges, reducing the contract value, free withdrawal amounts, credit enhancement recapture, or any other contract features impacted by a withdrawal and may have tax consequences.

  . Withdrawals taken prior to the benefit date will reduce the guarantees provided under this rider, as described below.

  . A withdrawal which causes the cumulative withdrawals for the contract year to exceed the greater of the GAI or RMD applicable at the time of the withdrawal and which reduces the contract value to zero is considered a surrender of the contract. In this event the contract is not eligible for the automatic payment phase and the contract and rider terminate.

  . Withdrawals may be taken in a lump sum, in multiple withdrawals or on a systematic withdrawal basis, as allowed by your contract.

  . If you decide to apply an amount less than the entire contract value to provide annuity payments under an annuity payment option, that amount will be treated as a withdrawal for the purposes of adjusting the benefit base, enhancement base, and GAI. Be sure to read the section entitled "Annuitization Benefits and Options" if you are considering annuitizing your contract.

  . Any provision in your contract requiring there be a minimum contract value following any withdrawal is waived while this rider is in effect.

If you choose the CustomChoice Allocation Option or the SimpleChoice Asset Allocation Portfolios, any withdrawals you take will be deducted from the sub-accounts of the variable annuity account proportionate to the contract value. If you choose to allocate to the "allowable sub-accounts" (described below) instead, you may take a withdrawal from any allowable sub-account in any proportion.

Adjustment for Withdrawals Taken Prior to the Benefit Date

If you take withdrawals from your contract prior to the benefit date, it will cause the benefit base, enhancement base, and the GAI to be recalculated and reduced. The benefit base and enhancement base will each be reduced on a pro-rata basis, which may result in a reduction that is greater than the amount of the withdrawal.

The GAI will be equal to (a) multiplied by (b) where:

   (a) is the benefit base following the withdrawal (i.e., the result of the benefit base recalculation above), and

   (b) is the annual income percentage based on the applicable age of the Designated Life for MyPath Core Flex -- Single or of the youngest Designated Life for MyPath Core Flex -- Joint, as of the later of the date of the first withdrawal or the date of the most recent benefit base reset.

Adjustment for Withdrawals Taken After the Benefit Date

Each contract year after the benefit date, you may withdraw an amount less than or equal to the GAI or, if the contract is a qualified contract, the Required Minimum Distribution (RMD) for this contract, whichever is greater. These withdrawals will immediately reduce the contract value by the amount of the withdrawal, but will not reduce the benefit base, enhancement base, or GAI. If withdrawals in any contract year are less than the GAI, the remaining GAI may not be carried forward to future contract years.

Any amount you withdraw in a single contract year after the benefit date which is in excess of the greater of the GAI or RMD is an excess withdrawal. The portion of each individual withdrawal during a contract year that is treated as an excess withdrawal is equal to the amount withdrawn, including any applicable deferred sales charge, less any GAI or RMD remaining prior to the withdrawal for that contract year. An excess withdrawal will cause the benefit base, enhancement base, and GAI to be recalculated. The excess portion of an excess withdrawal will reduce the benefit base and enhancement base on a pro-rata basis, which means that the lower the contract value is relative to the benefit base and enhancement base, the greater the reduction in the benefit base and enhancement base.

The GAI will be equal to (a) multiplied by (b) where:

   (a) is the benefit base following the withdrawal (i.e., the result of the benefit base being reduced on a pro-rata basis), and

   (b) is the annual income percentage based on the applicable age of the Designated Life for MyPath Core Flex -- Single or of the youngest Designated Life for MyPath Core Flex -- Joint, as of the later of the date of the first withdrawal or the date of the most recent benefit base reset.

Excess withdrawals can reduce future benefits by more than the dollar amount of the excess withdrawal.

Required Minimum Distributions for Applicable Qualified Contracts

For purposes of this rider, the RMD is equal to the amount needed based on the value of your contract to meet any required minimum distribution requirement pursuant to the Code, as amended from time to time, and the regulations promulgated thereunder. Applicable contracts include those qualified contracts issued under the provisions of Sections 401, 404, 408, or 457 of the Code.

Amounts withdrawn in excess of the RMD may be treated as an excess withdrawal as described above. A withdrawal in any contract year after you are eligible for RMD will not be treated as an excess withdrawal if that withdrawal does not cause the total withdrawals for the contract year to exceed the greater of the GAI or your RMD for the current calendar year. Such treatment is contingent on your acceptance of our calculation of the RMD amounts. RMD calculations will be based solely on the value of the individual contract and any attached riders, and will be determined for the calendar year in which the RMD withdrawal is requested. Each RMD amount is calculated based on information provided by you and our understanding of the Code and related regulations. We reserve the right to make changes in our calculations, as needed, to comply with the Code and related regulations.

While this contract is subject to RMD provisions, the benefit will be treated as follows:

  . Each contract year the GAI will be calculated as described in the "Calculating the Guaranteed Annual Income" section above. The GAI will not be changed based on the RMD requirement.

  . If the RMD amount is greater than the GAI, the benefit base, enhancement base, and GAI will not be reduced for withdrawals up to the RMD amount.

Under the Code, RMDs are calculated and taken on a calendar year basis. Under this optional rider, the GAI is based on contract year. Because the intervals for the GAI and RMD are different, multiple withdrawals in a single contract year may be more likely to result in a reduction of the GAI and therefore a reduced benefit. If the sum of the withdrawals in a contract year exceeds the greater of the RMD applicable at the time of the withdrawal or the GAI for that contract year, then the benefit base, enhancement base, and GAI would be recalculated, as described above. Below is an example of how this would apply.

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Assume an IRA with a contract year of April 1 to March 31, and there are no withdrawals other than as described. The GAI for the 2013 contract year ending March 31, 2014 is $5,000. The RMDs for calendar years 2013 and 2014 are $6,000 and $8,000, respectively. If the owner withdraws $1,500 in each of the last three quarters of calendar year 2013 and $2,000 in the first quarter of calendar year 2014, then the owner will have withdrawn $6,500 for the 2013 contract year (April 1 to March 31). Since the sum of the owner's withdrawals for the 2013 contract year is less than the RMD applicable at the time of the withdrawal (i.e., $8,000) the GAI would not be recalculated.

Consider another example using the same assumptions in the paragraph above, but instead of the owner taking the $2,000 withdrawal in the first quarter of 2014, he or she takes it in the last quarter of 2013. In that case, the withdrawals for the contract year (i.e., $6,500) exceed the applicable RMD at the time of the withdrawal (i.e., $6,000) and the GAI would be recalculated according to the calculations set forth above for withdrawals in excess of the greater of the GAI or RMD. Note -- the last withdrawal makes the total withdrawals for the year exceed the RMD amount.

Contract Value Allocation Plan

While this rider is in effect, the full contract value must be allocated to the sub-accounts of the variable annuity account according to an allocation plan approved by us for use with this rider. Each of the allocation plans is discussed below, and you may only elect to utilize one allocation plan at a time. The approved allocation plans currently include:

   a)  100% allocation among allowable sub-accounts; or

   b)  100% allocation to the CustomChoice Allocation Option; or

   c) 100% allocation to the CustomChoice II Allocation Option (only available for applications applied for on or after July 21, 2017);

   d)  100% allocation to a SimpleChoice Asset Allocation Portfolio.

a) Allowable Sub-Accounts: When you elect this allocation plan, only certain sub-accounts are available to you for allocation of your funds. These are referred to as "allowable sub-accounts." Each of these portfolios is a managed volatility fund, which means each portfolio seeks to manage the volatility of investment return. The risks and objectives of each allowable sub-account are described in detail in that sub-account's prospectus which is part of the underlying funds prospectus.

The allowable sub-accounts currently include:

   .  AB Dynamic Asset                    .  PIMCO VIT Global Diversified
      Allocation Portfolio                   Allocation Portfolio
   .  Goldman Sachs VIT Global Trends     .  SFT Dynamic Managed Volatility
      Allocation Fund                        Fund
   .  Ivy VIP Pathfinder Moderate --      .  SFT Managed Volatility Equity
      Managed Volatility                     Fund
                                          .  TOPS(R) Managed Risk Flex ETF
                                             Portfolio

b) The CustomChoice Allocation Option: This allocation plan requires that you allocate purchase payments or your contract value among a number of allocation "groups" according to specific percentage limitations. There are also percentage allocation limitations for the individual Funds within certain groups. If you elect the CustomChoice Allocation Option, your contract value will be automatically rebalanced each quarter according to the CustomChoice allocation you elected. The allocation groups, allocation limitations, details on automatic rebalancing, and a complete description of the CustomChoice Allocation Option are previously described in detail in this prospectus in the section entitled "Description of the Contract -- CustomChoice Allocation Option."

c) The CustomChoice II Allocation Option: This allocation plan is available for a rider applied for on or after July 21, 2017, and requires that you allocate Purchase Payments or your Contract Value among a number of allocation "groups" according to specific percentage limitations. There are also percentage allocation limitations for the individual Funds within certain groups. If you elect the CustomChoice II Allocation Option, your Contract Value will be automatically rebalanced each quarter according to the CustomChoice II allocation you elected. The allocation groups, allocation limitations, details on automatic rebalancing, and a complete description of the CustomChoice II Allocation Option are previously described in detail in this Prospectus in the section entitled "Description of the Contract -- CustomChoice II Allocation Option."

d) The SimpleChoice Asset Allocation Portfolios: This allocation plan requires that you allocate purchase payments or your contract value to a SimpleChoice Asset Allocation Portfolio. The SimpleChoice Asset Allocation Portfolios are previously described in detail in this prospectus in the section entitled "Description of the Contract -- SimpleChoice Asset Allocation Portfolios." You may also ask your representative for additional details regarding the SimpleChoice Asset Allocation Portfolios. In the SimpleChoice Asset Allocation Portfolios, the contract value will be automatically rebalanced each calendar quarter according to the SimpleChoice Asset Allocation Portfolio you elected.

The allowable sub-accounts, CustomChoice or CustomChoice II Allocation Option, and the SimpleChoice Asset Allocation Portfolios are each designed to provide different asset allocation options to you. They also each have differing risk characteristics and objectives. In selecting an allocation plan you should consider your personal objectives, investment time horizons, risk tolerance and other financial circumstances. You may also wish to ask your representative for assistance in selecting an allocation plan. Asset allocation does not ensure a profit or protect against a loss in a declining market. The purpose of these investment restrictions is to help reduce the volatility in investment performance and such reduced volatility may reduce the return on your investments. As a result, these investment restrictions may lessen the likelihood that you will receive benefits under the optional rider that are in excess of your contract value.

You may reallocate the full contract value from one currently approved allocation plan to another available allocation plan approved by us for use with this rider. Any reallocation request must be received in our home office by written request or other form acceptable to us. The reallocation will be effective on the valuation date coincident with or next following the day we receive the complete request at our home office. We reserve the right to add, delete, or modify allocation plans at any time. In the event you make an additional purchase payment or request a transfer to an allocation plan that is no longer available, you will be required to provide a new allocation to one of the approved allocation plans available at the time of your request. To terminate participation in an allocation plan, you must allocate your entire contract value to another allocation plan approved for use with this rider.

Automatic Payment Phase

If the contract value is reduced to zero, the contract will enter the automatic payment phase and no future benefit base increase will occur. This means that you will no longer be eligible for a benefit base reset or benefit base enhancement. If the contract is reduced to zero by a withdrawal that causes the cumulative withdrawals for the contract year to exceed the greater of the GAI or RMD applicable at the time of the withdrawal, the withdrawal is considered a surrender of the contract and this rider will terminate. This means that the GAI will be zero and your contract will not enter the automatic payment phase.

We will notify you by letter if your contract enters the automatic payment phase. You may elect to receive the GAI at any frequency offered by us, but at least annually, until the death of the Designated Life for MyPath Core Flex -- Single and of both Designated Lives for MyPath Core Flex -- Joint. Once selected, the frequency may not be changed without our consent. During this phase, no additional purchase payments may be made and all other contract features, benefits, riders, and guarantees except

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the guarantees provided by this rider are terminated. Upon the death of the
Designated Life for MyPath Core Flex -- Single and of both Designated Lives for MyPath Core Flex -- Joint, this rider terminates and no further benefits are payable under this rider or the contract.

Annuity Payments

If you elect to receive annuity payments, you may apply your available contract value to any annuity payment option in accordance with your contract terms. Amounts less than the entire contract value that are applied to provide annuity payments under an annuity payment option will be treated as a withdrawal for purposes of adjusting the benefit base, enhancement base, and GAI. Be sure to read the section entitled "Annuitization Benefits and Options" if you are considering annuitizing your contract.

If annuity payments are required to begin and the oldest annuitant is a Designated Life, the MyPath Core Flex rider allows you to elect from an additional annuity payment option to receive an annual amount equal to the GAI at any frequency offered by us, but at least annually, until the death of the Designated Life for MyPath Core Flex -- Single and of both Designated Lives for MyPath Core Flex -- Joint. Annuity payments are required to begin on the Maturity Date. Please see the section entitled "Electing the Retirement Date and Annuity Option" for further details on the maturity date and the required beginning of annuity payments.

Spousal Continuation (for MyPath Core Flex -- Joint)

For MyPath Core Flex -- Joint, if a Designated Life dies and the surviving spouse continues the contract, this rider may also be continued if the surviving spouse (as defined by federal law) is also a Designated Life and this rider is in effect at the time of contract continuation. If the surviving spouse elects to continue the contract and this rider, he or she will continue to be subject to the MyPath Core Flex -- Joint rider charge, and any future GAI calculations will be based on the life of the surviving spouse as the sole Designated Life. The MyPath Core Flex -- Joint option is not beneficial to the Joint Designated Life unless he or she is recognized as a spouse under federal law. Consult your tax advisor prior to purchasing this rider if you have questions about your spouse's status under federal law.

Impact of Divorce

For MyPath Core Flex -- Single, if the Designated Life is removed as the Owner of the contract (or annuitant, in the case of an owner that is not a natural person), due to a divorce or qualified dissolution order, the rider will terminate.

For MyPath Core Flex -- Joint, if a Designated Life is removed from the contract due to a divorce or qualified dissolution order, any future GAI calculations will be based on the life of the remaining Designated Life. The rider charge and all terms of this rider will continue to be based on the joint version of the rider even though benefits are provided for only one Designated Life.

Rider Termination

Once you elect the MyPath Core Flex rider, you may not elect to cancel it.

The rider will automatically terminate at the earliest of:

   (a) For MyPath Core Flex -- Single and MyPath Core Flex -- Joint:

       (1) termination or surrender of the contract (Note -- a withdrawal that reduces the contract value to zero and causes the cumulative withdrawals for the contract year to exceed the greater of the GAI or RMD applicable at the time of the withdrawal is considered a surrender of the contract); or

       (2) the annuity commencement date where all remaining amount available has been applied to provide annuity payments; or

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       (3) the date of an ownership change or assignment under the contract unless:

           (i) the new owner assumes full ownership of the contract and is essentially the same person (this includes, but is not limited to: for MyPath Core Flex -- Single, the change from individual ownership to a revocable trust for the benefit of such individual owner, and, for MyPath Core Flex -- Joint, the change from joint ownership to ownership by the surviving spouse when one of them dies or an owner is removed due to a divorce or qualified dissolution order); or

           (ii)the assignment is for the purposes of effectuating a 1035 exchange of the contract; or

   (b) for MyPath Core Flex -- Single:

       (1) the date we receive due proof of death of the Designated Life; or

       (2) the date the Designated Life is removed as a contract owner (or Annuitant, in the case of an owner that is not a natural person), due to a divorce or qualified dissolution order; or

   (c) for MyPath Core Flex -- Joint:

       (1) the date we receive due proof of death of the last remaining Designated Life; or

       (2) the date any death benefits are paid as a lump sum under the terms of the contract.

Upon termination of this rider, the benefits and charges within this rider will terminate. A proportionate amount of the rider charge will be deducted upon termination of this rider or surrender of the contract.

MyPath Ascend 2.0 (Single and Joint) Option

The Benefit

This rider guarantees that in each Contract Year, beginning on the benefit date (described below), you may elect to receive an amount up to the Guaranteed Annual Income (GAI) until the death of the Designated Life for MyPath Ascend
2.0 -- Single, or until the death of both Designated Lives for MyPath Ascend
2.0 -- Joint. The amount received will be in the form of a withdrawal of Contract Value if available, or pursuant to the automatic payment phase. If you take withdrawals before the benefit date or in a single Contract Year in excess of the GAI, it may result in a reduced GAI, as described below, and negatively impact your benefit. See the descriptions of "Withdrawals" and "Adjustments for Withdrawals" below for additional detail. In addition, if you take any withdrawals from the contract prior to the 12th Contract Anniversary following the rider effective date, or prior to the Contract Anniversary on or following the 67th birthday of the Designated Life for MyPath Ascend 2.0 -- Single, or the youngest Designated Life for MyPath Ascend 2.0 -- Joint, whichever is later, you will not be eligible for the 200% benefit base guarantee. Not being eligible for the 200% benefit base guarantee means you will not be guaranteed to have the benefit base increase by 200%. However, you are still eligible to receive the GAI under the rider, as determined in the manner described below.

The GAI is determined by multiplying the annual income percentage by an amount referred to as the benefit base. The benefit base may be adjusted for benefit base enhancements, benefit base resets, the 200% benefit base guarantee, subsequent Purchase Payments, and withdrawals. The methods used to calculate the GAI, the benefit base, and each of the benefit base adjustments are described in detail below.

This rider differs, in part, from the other MyPath Lifetime Income optional riders in that it offers the highest percentage used to calculate a benefit base enhancement, but it is limited to only one 12-year enhancement period. Higher benefit base enhancements, without the opportunity for new enhancement

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periods to begin, may be beneficial to those who intend to begin withdrawals within, or shortly after, 12 Contract Years following the rider issue date. This rider is also the only option currently available that offers the 200% benefit base guarantee (i.e., where the benefit base may be increased to 200% of the Purchase Payments made before the first Contract Anniversary, subject to the benefit base maximum). The 200% benefit base guarantee is described in detail below. There is a specific charge associated with the rider, which is described in the detail in the "Optional Contract Rider Charges" section of this Prospectus, but there is not a separate charge for the 200% benefit base guarantee component of the rider. The 200% benefit base guarantee may be beneficial to those who intend to take withdrawals shortly after waiting 12 Contract Years following the rider issue date or, if later, until the Contract Anniversary on or following the 67th birthday of the Designated Life for MyPath Ascend 2.0 -- Single, or the youngest Designated Life for MyPath Ascend 2.0 -- Joint.

Several examples designed to help show how this rider works are included in Appendix U.

The Benefit Date

The benefit date is the date on which you may begin to receive the GAI. The benefit date is the later of the Contract Anniversary following the 59th birthday of the Designated Life for MyPath Ascend 2.0 -- Single and of the youngest Designated Life for MyPath Ascend 2.0 -- Joint, or the rider effective date. The rider effective date is the rider issue date.

Calculating the Benefit Base and Enhancement Base Values

Benefit Base

The benefit base is a value that is used to calculate the amount of GAI available for withdrawal under this rider. The benefit base will have an initial value that may be adjusted for subsequent Purchase Payments and withdrawals, and is subject to a maximum, each of which is described below. The benefit base may also be adjusted for benefit base enhancements, benefit base resets, and the 200% benefit base guarantee, which are also described below.

The initial benefit base will be set to the initial Purchase Payment.

For each subsequent Purchase Payment received by us prior to the later of the first Contract Anniversary or the date of the first withdrawal, the benefit base will be increased by the amount of the subsequent Purchase Payment. After the first Contract Anniversary, however, subsequent Purchase Payments are limited to a cumulative total of $25,000, without our prior consent. If a subsequent Purchase Payment is received after the first Contract Anniversary in excess of $25,000 without our consent, we will return the Purchase Payment to you and there will be no increase to the Contract Value or benefit base. For any subsequent Purchase Payment received by us on or after the later of the first Contract Anniversary or the date of the first withdrawal, there will be no immediate increase to the benefit base as a result of the Purchase Payment.

Prior to the benefit date, any amount you withdraw is considered an excess withdrawal and will cause the benefit base to be reduced on a Pro-rata Basis.

After the benefit date, if the total amount you withdraw in a single Contract Year is less than or equal to the GAI, as described below, the benefit base will not be reduced.

After the benefit date, if the total amount you withdraw in a single Contract Year is in excess of the GAI, the additional amount withdrawn in excess of the GAI is considered an excess withdrawal and will cause the benefit base to be reduced on a Pro-rata Basis.

Reductions on a Pro-rata Basis may result in the benefit base being reduced by more than the actual amount of the withdrawal.

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The benefit base is separate from your Contract Value. The benefit base may not be withdrawn as a lump sum and is not payable at death.

The benefit base is subject to a maximum of $4,000,000. This applies to the initial benefit base, as well as increases due to subsequent Purchase Payments, benefit base enhancements, benefit base resets, or the 200% benefit base guarantee. Because of this maximum, if you make large Purchase Payments, you may not realize the full benefit of increases in the benefit base provided by this rider.

Enhancement Base

The enhancement base is a value that is used to calculate any applicable benefit base enhancement. The enhancement base will have an initial value that may be adjusted for subsequent Purchase Payments and withdrawals, and is subject to a maximum, each of which is described below. The enhancement base may also be increased at the time of a benefit base reset, if the benefit base reset occurs during the enhancement period, which is more fully described below.

The initial enhancement base will be set to the initial Purchase Payment.

For each subsequent Purchase Payment received by us prior to the later of the first Contract Anniversary or the date of the first withdrawal, the enhancement base will be increased by the amount of the subsequent Purchase Payment. After the first Contract Anniversary, however, subsequent Purchase Payments are limited to a cumulative total of $25,000, without our prior consent. If a subsequent Purchase Payment is received after the first Contract Anniversary in excess of $25,000 without our consent, we will return the Purchase Payment to you and there will be no increase to the Contract Value or enhancement base. For any subsequent Purchase Payment received by us on or after the later of the first Contract Anniversary or the date of the first withdrawal, there will be no immediate increase to the enhancement base as a result of the Purchase Payment.

Prior to the benefit date, any amount you withdraw is considered an excess withdrawal and will cause the enhancement base to be reduced on a Pro-rata Basis.

After the benefit date, if the total amount you withdraw in a single Contract Year is less than or equal to the GAI, as described below, the enhancement base will not be reduced.

After the benefit date, if the total amount you withdraw in a single Contract Year is in excess of the GAI, the additional amount withdrawn in excess of the GAI is considered an excess withdrawal and will cause the enhancement base to be reduced on a Pro-rata Basis.

Reductions on a Pro-rata Basis may result in the enhancement base being reduced by more than the actual amount of the withdrawal.

The enhancement base is separate from your Contract Value. The enhancement base may not be withdrawn as a lump sum and is not payable at death.

The enhancement base is subject to a maximum of $4,000,000. This applies to the initial enhancement base, as well as increases due to subsequent Purchase Payments or benefit base resets. Because of this maximum, if you make large Purchase Payments, you may not realize the full benefit of increases in the enhancement base provided by this rider.

Benefit Base Enhancement

For purposes of calculating the benefit base enhancement, the "enhancement period" is the 12 Contract Years following the rider effective date. The enhancement period, and the potential for any benefit base enhancement, will terminate 12 Contract Years following the rider effective date.

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On each Contract Anniversary during the enhancement period, after each Contract
Year in which there have been no withdrawals, we will increase the benefit base by an amount equal to 7.0% multiplied by the enhancement base. This increase in the benefit base is referred to as the benefit base enhancement. We reserve the right to change the percentage used to determine the benefit base enhancement for MyPath Ascend 2.0 (Single and Joint) riders that are issued in the future, and may disclose these changes in a Rate Sheet Prospectus Supplement.

For any Contract Year during the enhancement period in which you take a withdrawal, regardless of whether the amount of the withdrawal is greater than, less than, or equal to, the GAI, you will not receive the benefit base enhancement for that Contract Year. However, you may receive a benefit base enhancement in each of the remaining Contract Years in the enhancement period if you do not take a withdrawal for that Contract Year. The enhancement period will not be extended for any reason, including for years in which you take a withdrawal and are no longer eligible for the benefit base enhancement for those years.

Because rider charges apply to the greater of the benefit base or Contract Value, the benefit base enhancement may result in an increased cost of the rider if the benefit base is greater than the Contract Value as a result of the benefit base enhancement.

Benefit Base Reset

On each Contract Anniversary, immediately following application of any applicable benefit base enhancement, the benefit base will be increased to the Contract Value if the Contract Value is greater than the benefit base. This increase in the benefit base is referred to as the benefit base reset. If a benefit base reset occurs during the enhancement period, the enhancement base will increase to the value of the benefit base following the benefit base reset. The enhancement period, however, will not be affected by the benefit base reset.

On each date of a benefit base reset, if the rider charge applicable to new customers purchasing MyPath Ascend 2.0 exceeds your current rider charge and the benefit base increases to the Contract Value, we reserve the right to increase the charge for your rider. The rider charge following the increase will not exceed the current rider charge for new issues which may equal the maximum annual rider charge. The rider charge following the increase will also not exceed the maximum annual rider charge shown in the section of this Prospectus entitled "Contract Charges and Fees -- Optional Contract Rider Charges," regardless of the charge applicable to new customers. If we are no longer issuing this rider, we reserve the right to increase the rider charge to an amount that will not exceed the maximum annual rider charge. The increase will take effect on the date of the next benefit base reset following the date we increase the rider charge. See the section of this Prospectus entitled "Contract Charges and Fees" for additional details on the charges for this rider.

You may elect to decline the rider charge increase. Declining the rider charge increase will result in no further increase to the benefit base, which may mean your benefit under the rider will not have the opportunity to increase in the future. You will be notified in writing a minimum of 30 days prior to the date of the potential benefit base reset that you may decline the rider charge increase. If you elect to decline the rider charge increase, you must provide a written request to us no less than seven calendar days prior to the date of the potential benefit base reset. Once you notify us of your decision to decline the rider charge increase, you will no longer be eligible for future benefit base increases.

200% Benefit Base Guarantee

On the later of the 12th Contract Anniversary following the rider effective date, or the Contract Anniversary on or following the 67th birthday of the Designated Life for MyPath Ascend 2.0 -- Single or of the youngest Designated Life for MyPath Ascend 2.0 -- Joint, if no withdrawals have been taken from the contract, the 200% benefit base guarantee is equal to the sum of (a) and (b), where:

   (a) is all Purchase Payments made before the first Contract Anniversary multiplied by 200%, and

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   (b) is all subsequent Purchase Payments made on or after the first Contract
       Anniversary.

If the 200% benefit base guarantee is greater than the current benefit base, following any applicable benefit base reset or benefit base enhancement, the benefit base will be set equal to the 200% benefit base guarantee. The benefit base after adjustment remains subject to the benefit base maximum of $4,000,000. Accordingly, if your Purchase Payments made before the first Contract Anniversary are over $2,000,000, you will not receive the full value of the 200% benefit base guarantee because 200% of those Purchase Payments will exceed the $4,000,000 benefit base maximum. In that case, your benefit base will be adjusted to $4,000,000. If you take a withdrawal on or before the date your benefit base is eligible for the 200% benefit base guarantee, the 200% benefit base guarantee terminates without value. This means that you will not receive the 200% benefit base guarantee. Because rider charges apply to the greater of the benefit base or Contract Value, the 200% benefit base guarantee may result in an increased cost of the rider if the benefit base is greater than the Contract Value as a result of the 200% benefit base guarantee. See Appendix U for examples of how the 200% benefit base guarantee is calculated.

Calculating the Guaranteed Annual Income (GAI)

The GAI will be equal to the benefit base multiplied by the annual income percentage (described below) based on the age of the Designated Life for MyPath Ascend 2.0 -- Single or of the youngest Designated Life for MyPath Ascend 2.0 -- Joint. The annual income percentage will be determined at the time of the first withdrawal, and will be based on the age of the Designated Life for MyPath Ascend 2.0 -- Single or of the youngest Designated Life for MyPath Ascend 2.0 -- Joint at the time of the first withdrawal.

The annual income percentages are as follows:


                             MyPath Ascend 2.0 --       MyPath Ascend 2.0 --
                             Single Annual Income        Joint Annual Income
           Age                    Percentage                 Percentage
           ---               --------------------       --------------------
     through age 64                  4.50%                      4.00%
         65 - 74                     5.75%                      5.25%
         75 - 79                     6.10%                      5.50%
           80+                       6.50%                      6.00%


We reserve the right to change the annual income percentage for MyPath Ascend
2.0 (Single and Joint) riders that are issued in the future, and may disclose these changes in a Rate Sheet Prospectus Supplement.

The annual income percentage will not change after it is determined as of the date of the first withdrawal, except in the case of a benefit base reset. Upon a benefit base reset, the annual income percentage will be re-determined based on the age of the Designated Life for MyPath Ascend 2.0 -- Single or of the youngest Designated Life for MyPath Ascend 2.0 -- Joint, on the date of the benefit base reset.

Upon an increase in the benefit base pursuant to a subsequent Purchase Payment, benefit base enhancement, benefit base reset, or 200% benefit base guarantee, the GAI will be recalculated to be equal to (a) multiplied by (b) where:

   (a) is the benefit base following the subsequent Purchase Payment, benefit base enhancement, benefit base reset, or 200% benefit base guarantee, as applicable, and

   (b) is the annual income percentage based on the applicable age of the Designated Life for MyPath Ascend 2.0 -- Single or of the youngest Designated Life for MyPath Ascend 2.0 -- Joint, as of the later of the date of the first withdrawal or the date of the most recent benefit base reset.

Subsequent Purchase Payments and withdrawals will adjust the GAI as described below. If you purchased a Qualified Contract, withdrawals taken to satisfy any required minimum distribution

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requirements may not adjust the GAI, if certain conditions are satisfied.
Please see the description of Required Minimum Distributions for Applicable Qualified Contracts below.

GAI Adjustment for Subsequent Purchase Payments

For each subsequent Purchase Payment received by us prior to the later of the first Contract Anniversary or the date of the first withdrawal, the benefit base will be increased by the amount of the subsequent Purchase Payment. If a subsequent Purchase Payment increases the benefit base, the GAI will be recalculated to be equal to the new benefit base multiplied by the applicable annual income percentage.

The applicable annual income percentage will be based on the age of the Designated Life for MyPath Ascend 2.0 -- Single or of the youngest Designated Life for MyPath Ascend 2.0 -- Joint, as of the later of the date of the first withdrawal or the date of the most recent benefit base reset. The annual income percentage will not be reevaluated upon a subsequent Purchase Payment.

For any subsequent Purchase Payment received by us on or after the later of the first Contract Anniversary or the date of the first withdrawal, there will be no increase to the benefit base as a result of the Purchase Payment. As a result, there will be no immediate increase to the GAI.

After the first Contract Year following the optional living benefit rider effective date, subsequent Purchase Payments are limited to a cumulative total of $25,000, without our prior consent. If a Purchase Payment is received in excess of $25,000 without our consent, we will return the Purchase Payment to you and there will be no increase to the Contract Value, benefit base, or enhancement base.

Withdrawals

You should consider the following before taking a withdrawal under this contract or rider:

  . Withdrawals under this rider are treated like any other contract withdrawals for the purposes of deferred sales charges, reducing the Contract Value, free withdrawal amounts, credit enhancement recapture, or any other contract features impacted by a withdrawal and may have tax consequences.

  . Withdrawals taken prior to the benefit date will reduce the guarantees provided under this rider, as described below.

  . A withdrawal which causes the cumulative withdrawals for the Contract Year to exceed the greater of the GAI or RMD applicable at the time of the withdrawal and which reduces the Contract Value to zero is considered a surrender of the contract. In this event the contract is not eligible for the automatic payment phase and the contract and rider terminate.

  . Withdrawals may be taken in a lump sum, in multiple withdrawals or on a systematic withdrawal basis, as allowed by your contract.

  . If you decide to apply an amount less than the entire Contract Value to provide Annuity Payments under an Annuity Payment option, that amount will be treated as a withdrawal for the purposes of adjusting the benefit base, enhancement base, and GAI. Be sure to read the section entitled "Annuitization Benefits and Options" if you are considering annuitizing your contract.

  . A withdrawal taken prior to the date your benefit base is eligible for the 200% benefit base guarantee adjustment will result in you not being eligible for such adjustment, as described above.

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  .  Any provision in your contract requiring there be a minimum Contract Value following any withdrawal is waived while this rider is in effect.

You may take a withdrawal from any "allowable Sub-Account" (described below) in any proportion.

Adjustment for Withdrawals Taken Prior to the Benefit Date

If you take withdrawals from your contract prior to the benefit date, it will cause the benefit base, enhancement base, and the GAI to be recalculated and reduced. The benefit base and enhancement base will each be reduced on a Pro-rata Basis, which may result in a reduction that is greater than the amount of the withdrawal.

The GAI will be equal to (a) multiplied by (b) where:

   (a) is the benefit base following the withdrawal (i.e., the result of the benefit base recalculation above), and

   (b) is the annual income percentage based on the applicable age of the Designated Life for MyPath Ascend 2.0 -- Single or of the youngest Designated Life for MyPath Ascend 2.0 -- Joint, as of the later of the date of the first withdrawal or the date of the most recent benefit base reset.

Adjustment for Withdrawals Taken After the Benefit Date

Each Contract Year after the benefit date, you may withdraw an amount less than or equal to the GAI or, if the contract is a Qualified Contract, the Required Minimum Distribution (RMD) for this contract, whichever is greater. These withdrawals will immediately reduce the Contract Value by the amount of the withdrawal, but will not reduce the benefit base, enhancement base, or GAI. If withdrawals in any Contract Year are less than the GAI, the remaining GAI may not be carried forward to future Contract Years.

Any amount you withdraw in a single Contract Year after the benefit date which is in excess of the greater of the GAI or RMD is an excess withdrawal. The portion of each individual withdrawal during a Contract Year that is treated as an excess withdrawal is equal to the amount withdrawn, including any applicable deferred sales charge, less any GAI or RMD remaining prior to the withdrawal for that Contract Year. An excess withdrawal will cause the benefit base, enhancement base, and GAI to be recalculated. The excess portion of an excess withdrawal will reduce the benefit base and enhancement base on a Pro-rata Basis, which means that the lower the Contract Value is relative to the benefit base and enhancement base, the greater the reduction in the benefit base and enhancement base.

The GAI will be equal to (a) multiplied by (b) where:

   (a) is the benefit base following the withdrawal (i.e., the result of the benefit base being reduced on a Pro-rata Basis), and

   (b) is the annual income percentage based on the applicable age of the Designated Life for MyPath Ascend 2.0 -- Single or of the youngest Designated Life for MyPath Ascend 2.0 -- Joint, as of the later of the date of the first withdrawal or the date of the most recent benefit base reset.

Excess withdrawals can reduce future benefits by more than the dollar amount of the excess withdrawal.

Required Minimum Distributions for Applicable Qualified Contracts

For purposes of this rider, the RMD is equal to the amount needed based on the value of your contract to meet any required minimum distribution requirement pursuant to the Code, as amended from time

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to time, and the regulations promulgated thereunder. Applicable contracts include those Qualified Contracts issued under the provisions of Sections 401, 404, 408, or 457 of the Code.

Amounts withdrawn in excess of the RMD may be treated as an excess withdrawal as described above. A withdrawal in any Contract Year after you are eligible for RMD will not be treated as an excess withdrawal if that withdrawal does not cause the total withdrawals for the Contract Year to exceed the greater of the GAI or your RMD for the current calendar year. Such treatment is contingent on your acceptance of our calculation of the RMD amounts. RMD calculations will be based solely on the value of the individual contract and any attached riders, and will be determined for the calendar year in which the RMD withdrawal is requested. Each RMD amount is calculated based on information provided by you and our understanding of the Code and related regulations. We reserve the right to make changes in our calculations, as needed, to comply with the Code and related regulations.

While this contract is subject to RMD provisions, the benefit will be treated as follows:

  . Each Contract Year the GAI will be calculated as described in the "Calculating the Guaranteed Annual Income" section above. The GAI will not be changed based on the RMD requirement.

  . If the RMD amount is greater than the GAI, the benefit base, enhancement base, and GAI will not be reduced for withdrawals up to the RMD amount.

Under the Code, RMDs are calculated and taken on a calendar year basis. Under this optional rider, the GAI is based on Contract Year. Because the intervals for the GAI and RMD are different, multiple withdrawals in a single Contract Year may be more likely to result in a reduction of the GAI and therefore a reduced benefit. If the sum of the withdrawals in a Contract Year exceeds the greater of the RMD applicable at the time of the withdrawal or the GAI for that Contract Year, then the benefit base, enhancement base, and GAI would be recalculated, as described above. Below is an example of how this would apply.

Assume an IRA with a Contract Year of April 1 to March 31, and there are no withdrawals other than as described. The GAI for the 2013 Contract Year ending March 31, 2014 is $5,000. The RMDs for calendar years 2013 and 2014 are $6,000 and $8,000, respectively. If the Owner withdraws $1,500 in each of the last three quarters of calendar year 2013 and $2,000 in the first quarter of calendar year 2014, then the Owner will have withdrawn $6,500 for the 2013 Contract Year (April 1 to March 31). Since the sum of the Owner's withdrawals for the 2013 Contract Year is less than the RMD applicable at the time of the withdrawal (i.e., $8,000) the GAI would not be recalculated.

Consider another example using the same assumptions in the paragraph above, but instead of the Owner taking the $2,000 withdrawal in the first quarter of 2014, he or she takes it in the last quarter of 2013. In that case, the withdrawals for the Contract Year (i.e., $6,500) exceed the applicable RMD at the time of the withdrawal (i.e., $6,000) and the GAI would be recalculated according to the calculations set forth above for withdrawals in excess of the greater of the GAI or RMD. Note -- the last withdrawal makes the total withdrawals for the year exceed the RMD amount.

Contract Value Allocation Plan

While this rider is in effect, the full Contract Value must be allocated to the Sub-Accounts of the Variable Annuity Account according to an allocation plan approved by us for use with this rider. Currently, the only approved allocation plan is:

  .  100% allocation among allowable Sub-Accounts

Allowable Sub-Accounts: When you elect this rider, only certain Sub-Accounts are available to you for allocation of your funds. These are referred to as "allowable Sub-Accounts." Each of these Portfolios is a managed volatility fund, which means each Portfolio seeks to manage the volatility of investment return. The risks and objectives of each allowable Sub-Account are described in detail in that Sub-Account's prospectus which is part of the underlying Funds prospectus.

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The allowable Sub-Accounts currently include:

             .  AB Dynamic Asset        .  PIMCO VIT Global
                Allocation Portfolio       Diversified Allocation
             .  Goldman Sachs VIT          Portfolio
                Global Trends           .  SFT Dynamic Managed
                Allocation Fund            Volatility Fund
             .  Ivy VIP Pathfinder      .  SFT Managed Volatility
                Moderate -- Managed        Equity Fund
                Volatility              .  TOPS(R) Managed Risk
                                           Flex ETF Portfolio

The allowable Sub-Accounts are designed to provide different asset allocation options to you. They also each have differing risk characteristics and objectives. In selecting an allowable Sub-Account you should consider your personal objectives, investment time horizons, risk tolerance and other financial circumstances. You may also wish to ask your representative for assistance in selecting an allowable Sub-Account. Asset allocation does not ensure a profit or protect against a loss in a declining market. The purpose of these investment restrictions is to help reduce the volatility in investment performance and such reduced volatility may reduce the return on your investments. As a result, these investment restrictions may lessen the likelihood that you will receive benefits under the optional rider that are in excess of your Contract Value.

We reserve the right to add, delete, or modify allocation plans at any time. In the event you make an additional Purchase Payment or request a transfer to an allocation plan that is no longer available, you will be required to provide a new allocation to one of the approved allocation plans available at the time of your request. If you do not make an additional Purchase Payment and you do not request a transfer to an allocation plan that is no longer available, you will not be impacted by any subsequent addition, deletion, or modification of the allocation plan. To terminate participation in an allocation plan, you must allocate your entire Contract Value to another allocation plan approved for use with this rider.

Automatic Payment Phase

If the Contract Value is reduced to zero, the contract will enter the automatic payment phase and no future benefit base increase will occur. This means that you will no longer be eligible for a benefit base reset, benefit base enhancement, or 200% benefit base guarantee. If the contract is reduced to zero by a withdrawal that causes the cumulative withdrawals for the Contract Year to exceed the greater of the GAI or RMD applicable at the time of the withdrawal, the withdrawal is considered a surrender of the contract and this rider will terminate. This means that the GAI will be zero and your contract will not enter the automatic payment phase.

We will notify you by letter if your contract enters the automatic payment phase. You may elect to receive the GAI at any frequency offered by us, but at least annually, until the death of the Designated Life for MyPath Ascend 2.0 -- Single and of both Designated Lives for MyPath Ascend 2.0 -- Joint. Once selected, the frequency may not be changed without our consent. During this phase, no additional Purchase Payments may be made and all other contract features, benefits, riders, and guarantees except the guarantees provided by this rider are terminated. Upon the death of the Designated Life for MyPath Ascend 2.0 -- Single and of both Designated Lives for MyPath Ascend 2.0 -- Joint, this rider terminates and no further benefits are payable under this rider or the contract.

Annuity Payments

If you elect to receive Annuity Payments, you may apply your available Contract Value to any Annuity Payment option in accordance with your contract terms. Amounts less than the entire Contract Value that are applied to provide Annuity Payments under an Annuity Payment option will be treated as a withdrawal for purposes of adjusting the benefit base, enhancement base, and GAI. Be sure to read the section entitled "Annuitization Benefits and Options" if you are considering annuitizing your contract.

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If Annuity Payments are required to begin and the oldest Annuitant is a
Designated Life, the MyPath Ascend 2.0 rider allows you to elect from an additional Annuity Payment option to receive an annual amount equal to the GAI at any frequency offered by us, but at least annually, until the death of the Designated Life for MyPath Ascend 2.0 -- Single and of both Designated Lives for MyPath Ascend 2.0 -- Joint. Annuity Payments are required to begin on the Maturity Date. Please see the section entitled "Electing the Retirement Date and Annuity Option" for further details on the Maturity Date and the required beginning of Annuity Payments.

Spousal Continuation (for MyPath Ascend 2.0 -- Joint)

For MyPath Ascend 2.0 -- Joint, if a Designated Life dies and the surviving spouse continues the contract, this rider may also be continued if the surviving spouse (as defined by federal law) is also a Designated Life and this rider is in effect at the time of contract continuation. If the surviving spouse elects to continue the contract and this rider, he or she will continue to be subject to the MyPath Ascend 2.0 -- Joint rider charge, and any future GAI calculations will be based on the life of the surviving spouse as the sole Designated Life. The MyPath Ascend 2.0 -- Joint option is not beneficial to the Joint Designated Life unless he or she is recognized as a spouse under federal law. Consult your tax advisor prior to purchasing this rider if you have questions about your spouse's status under federal law.

Impact of Divorce

For MyPath Ascend 2.0 -- Single, if the Designated Life is removed as the Owner of the contract (or Annuitant, in the case of an Owner that is not a natural person), due to a divorce or qualified dissolution order, the rider will terminate.

For MyPath Ascend 2.0 -- Joint, if a Designated Life is removed from the contract due to a divorce or qualified dissolution order, any future GAI calculations will be based on the life of the remaining Designated Life. The rider charge and all terms of this rider will continue to be based on the joint version of the rider even though benefits are provided for only one Designated Life.

Rider Termination

Once you elect the MyPath Ascend 2.0 rider, you may not elect to cancel it. The rider will automatically terminate at the earliest of:

   (a) for MyPath Ascend 2.0 -- Single and MyPath Ascend 2.0 -- Joint:

       (1) termination or surrender of the contract (Note -- a withdrawal that reduces the Contract Value to zero and causes the cumulative withdrawals for the Contract Year to exceed the greater of the GAI or RMD applicable at the time of the withdrawal is considered a surrender of the contract); or

       (2) the Annuity Commencement Date where all remaining amount available has been applied to provide Annuity Payments; or

       (3) the date of an ownership change or assignment under the contract unless:

           (i)the new Owner assumes full ownership of the contract and is essentially the same person (this includes, but is not limited to: for MyPath Ascend 2.0 -- Single, the change from individual ownership to a revocable trust for the benefit of such individual Owner, and, for MyPath Ascend 2.0 -- Joint, the change from joint ownership to ownership by the surviving spouse when one of them dies or an Owner is removed due to a divorce or qualified dissolution order); or

          (ii)the assignment is for the purposes of effectuating a 1035 exchange of the contract; or

   (b) for MyPath Ascend 2.0 -- Single:

       (1) the date we receive due proof of death of the Designated Life; or

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       (2) the date the Designated Life is removed as a contract Owner (or
           Annuitant, in the case of an Owner that is not a natural person), due to a divorce or qualified dissolution order; or

   (c) for MyPath Ascend 2.0 -- Joint:

       (1) the date we receive due proof of death of the last remaining Designated Life; or

       (2) the date any death benefits are paid as a lump sum under the terms of the contract.

Upon termination of this rider, the benefits and charges within this rider will terminate. A proportionate amount of the rider charge will be deducted upon termination of this rider or surrender of the contract.


MyPath Value (Single and Joint) Option

The Benefit

This rider guarantees that in each contract year, beginning on the benefit date (described below), you may elect to receive an amount up to the Guaranteed Annual Income (GAI) until the death of the Designated Life for MyPath Value -- Single, or until the death of both Designated Lives for MyPath Value -- Joint. The amount received will be in the form of a withdrawal of contract value if available, or pursuant to the automatic payment phase. If you take withdrawals in a single contract year in excess of the GAI, it may result in a reduced GAI, as described below, and negatively impact your benefit.

The GAI is determined by multiplying the annual income percentage by an amount referred to as the benefit base. The benefit base may be adjusted for benefit base resets, subsequent purchase payments, and withdrawals. The methods used to calculate the GAI, the benefit base, and each of the benefit base adjustments is described in detail below.

This rider differs, in part, from the other MyPath Lifetime Income optional riders in that it is the lowest cost option, but does not offer the opportunity for benefit base enhancements or different annual income percentages based on the age of the Designated Life. This may be beneficial to those who are seeking a guaranteed minimum annual withdrawal amount at a cost that is lower than the other MyPath Lifetime Income optional riders.

Several examples to help show how this rider works are included in Appendix T.

The Benefit Date

The benefit date is the date on which you may begin to receive the GAI. The benefit date is the later of the contract anniversary following the 59th birthday of the Designated Life for MyPath Value -- Single and of the youngest Designated Life for MyPath Value -- Joint, or the rider effective date. The rider effective date is the rider issue date.

Calculating the Benefit Base Values

Benefit Base

The benefit base is a value that is used to calculate the amount of GAI available for withdrawal under this rider. The benefit base will have an initial value that may be adjusted for subsequent purchase payments and withdrawals, and is subject to a maximum, each of which is described below. The benefit base may also be adjusted for benefit base resets, which is also described below.

The initial benefit base will be set to the initial purchase payment.

For each subsequent purchase payment received by us prior to the later of the first contract anniversary or the date of the first withdrawal, the benefit base will be increased by the amount of the


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subsequent purchase payment. After the first contract anniversary, however, subsequent purchase payments are limited to a cumulative total of $25,000, without our prior consent. If a subsequent purchase payment is received after the first contract anniversary in excess of $25,000 without our consent, we will return the purchase payment to you and there will be no increase to the contract value or benefit base. For any subsequent purchase payment received by us on or after the later of the first contract anniversary or the date of the first withdrawal, there will be no immediate increase to the benefit base as a result of the purchase payment.

Prior to the benefit date, any amount you withdraw is considered an excess withdrawal and will cause the benefit base to be reduced on a pro-rata basis.

After the benefit date, if the total amount you withdraw in a single contract year is less than or equal to the GAI, as described below, the benefit base will not be reduced.

After the benefit date, if the total amount you withdraw in a single contract year is in excess of the GAI, the additional amount withdrawn in excess of the GAI is considered an excess withdrawal and will cause the benefit base to be reduced on a pro-rata basis.

Reductions on a pro-rata basis may result in the benefit base being reduced by more than the actual amount of the withdrawal.

The benefit base is separate from your contract value. The benefit base may not be withdrawn as a lump sum and is not payable at death.

The benefit base is subject to a maximum of $4,000,000. This applies to the initial benefit base, as well as increases due to subsequent purchase payments or benefit base resets. Because of this maximum, if you make large purchase payments, you may not realize the full benefit of increases in the benefit base provided by this rider.

Benefit Base Reset

On each contract anniversary, the benefit base will be increased to the contract value if the contract value is greater than the benefit base. This increase in the benefit base is referred to as the benefit base reset.

On each date of a benefit base reset, if the rider charge applicable to new customers purchasing MyPath Value exceeds your current rider charge and the benefit base increases to the contract value, we reserve the right to increase the charge for your rider. The rider charge following the increase will not exceed the current rider charge for new issues which may equal the maximum annual rider charge. The rider charge following the increase will also not exceed the maximum annual rider charge shown in the section of this prospectus entitled "Contract Charges and Fees -- Optional Contract Rider Charges," regardless of the charge applicable to new customers. If we are no longer issuing this rider, we reserve the right to increase the rider charge to an amount that will not exceed the maximum annual rider charge. The increase will take effect on the date of the next benefit base reset following the date we increase the rider charge. See the section of this prospectus entitled "Contract Charges and Fees" for additional details on the charges for this rider.

You may elect to decline the rider charge increase. Declining the rider charge increase will result in no further increase to the benefit base, which may mean your benefit under the rider will not have the opportunity to increase in the future. You will be notified in writing a minimum of 30 days prior to the date of the potential benefit base reset that you may decline the rider charge increase. If you elect to decline the rider charge increase, you must provide a written request to us no less than seven calendar days prior to the date of the potential benefit base reset. Once you notify us of your decision to decline the rider charge increase, you will no longer be eligible for future benefit base increases.


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Calculating the Guaranteed Annual Income (GAI)

The GAI will be equal to the benefit base multiplied by the applicable annual income percentage (described below). The annual income percentage will not change while the rider is in effect.

The annual income percentages are as follows:



                                MyPath Value --            MyPath Value --
                             Single Annual Income        Joint Annual Income
           Age                    Percentage                 Percentage
           ---               --------------------        -------------------
        All ages                     4.10%                      3.85%



We reserve the right to change the annual income percentage for MyPath Value (Single and Joint) riders that are issued in the future, and may disclose these changes in a prospectus supplement. Please see Appendix V for historical benefit base enhancement rates and annual income percentages applicable for this rider.

Upon an increase in the benefit base pursuant to a subsequent purchase payment or benefit base reset, the GAI will be recalculated to be equal to
(a) multiplied by (b) where:

   (a) is the benefit base following the subsequent purchase payment or benefit base reset, as applicable, and

   (b) is the applicable annual income percentage.

Subsequent purchase payments and withdrawals will adjust the GAI as described below. If you purchased a qualified contract, withdrawals taken to satisfy any required minimum distribution requirements may not adjust the GAI, if certain conditions are satisfied. Please see the description of required minimum distributions for applicable qualified contracts below.

GAI Adjustment for Subsequent Purchase Payments

For each subsequent purchase payment received by us prior to the later of the first contract anniversary or the date of the first withdrawal, the benefit base will be increased by the amount of the subsequent purchase payment. If a subsequent purchase payment increases the benefit base, the GAI will be recalculated to be equal to the new benefit base multiplied by the applicable annual income percentage.

For any subsequent purchase payment received by us on or after the later of the first contract anniversary or the date of the first withdrawal, there will be no increase to the benefit base as a result of the purchase payment. As a result, there will be no immediate increase to the GAI.

After the first contract year following the optional living benefit rider effective date, subsequent purchase payments are limited to a cumulative total of $25,000, without our prior consent. If a purchase payment is received in excess of $25,000 without our consent, we will return the purchase payment to you and there will be no increase to the contract value or benefit base.

Withdrawals

You should consider the following before taking a withdrawal under this contract or rider:

  . Withdrawals under this rider are treated like any other contract withdrawals for the purposes of deferred sales charges, reducing the contract value, free withdrawal amounts, credit enhancement recapture, or any other contract features impacted by a withdrawal and may have tax consequences.

  . Withdrawals taken prior to the benefit date will reduce the guarantees provided under this rider, as described below.

  . A withdrawal which causes the cumulative withdrawals for the contract year to exceed the greater of the GAI or RMD applicable at the time of the withdrawal and which reduces the


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     contract value to zero is considered a surrender of the contract. In this event the contract is not eligible for the automatic payment phase and the contract and rider terminate.

  . Withdrawals may be taken in a lump sum, in multiple withdrawals or on a systematic withdrawal basis, as allowed by your contract.

  . If you decide to apply an amount less than the entire contract value to provide annuity payments under an annuity payment option, that amount will be treated as a withdrawal for the purposes of adjusting the benefit base and GAI. Be sure to read the section entitled "Annuitization Benefits and Options" if you are considering annuitizing your contract.

  . Any provision in your contract requiring there be a minimum contract value following any withdrawal is waived while this rider is in effect.

If you choose the CustomChoice Allocation Option or the SimpleChoice Asset Allocation Portfolios, any withdrawals you take will be deducted from the sub-accounts of the variable annuity account proportionate to the contract value. If you choose to allocate to the "allowable sub-accounts" (described below) instead, you may take a withdrawal from any allowable sub-account in any proportion.

Adjustment for Withdrawals Taken Prior to the Benefit Date

If you take withdrawals from your contract prior to the benefit date, it will cause the benefit base and the GAI to be recalculated and reduced. The benefit base will be reduced on a pro-rata basis, which may result in a reduction that is greater than the amount of the withdrawal.

The GAI will be equal to (a) multiplied by (b) where:

   (a) is the benefit base following the withdrawal (i.e., the result of the benefit base recalculation above), and

   (b) is the applicable annual income percentage.

Adjustment for Withdrawals Taken After the Benefit Date

Each contract year after the benefit date, you may withdraw an amount less than or equal to the GAI or, if the contract is a qualified contract, the required minimum distribution (RMD) for this contract, whichever is greater. These withdrawals will immediately reduce the contract value by the amount of the withdrawal, but will not reduce the benefit base or GAI. If withdrawals in any contract year are less than the GAI, the remaining GAI may not be carried forward to future contract years.

Any amount you withdraw in a single contract year after the benefit date which is in excess of the greater of the GAI or RMD is an excess withdrawal. The portion of each individual withdrawal during a contract year that is treated as an excess withdrawal is equal to the amount withdrawn, including any applicable deferred sales charge, less any GAI or RMD remaining prior to the withdrawal for that contract year. An excess withdrawal will cause the benefit base and GAI to be recalculated. The excess portion of an excess withdrawal will reduce the benefit base on a pro-rata basis, which means that the lower the contract value is relative to the benefit base, the greater the reduction in the benefit base.

The GAI will be equal to (a) multiplied by (b) where:

   (a) is the benefit base following the withdrawal (i.e., the result of the benefit base being reduced on a pro-rata basis), and

   (b) is the applicable annual income percentage.


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Excess withdrawals can reduce future benefits by more than the dollar amount of the excess withdrawal.

Required Minimum Distributions for Applicable Qualified Contracts

For purposes of this rider, the RMD is equal to the amount needed based on the value of your contract to meet any required minimum distribution requirement pursuant to the Code, as amended from time to time, and the regulations promulgated thereunder. Applicable contracts include those qualified contracts issued under the provisions of Sections 401, 404, 408, or 457 of the Code.

Amounts withdrawn in excess of the RMD may be treated as an excess withdrawal as described above. A withdrawal in any contract year after you are eligible for RMD will not be treated as an excess withdrawal if that withdrawal does not cause the total withdrawals for the contract year to exceed the greater of the GAI or your RMD for the current calendar year. Such treatment is contingent on your acceptance of our calculation of the RMD amounts. RMD calculations will be based solely on the value of the individual contract and any attached riders, and will be determined for the calendar year in which the RMD withdrawal is requested. Each RMD amount is calculated based on information provided by you and our understanding of the Code and related regulations. We reserve the right to make changes in our calculations, as needed, to comply with the Code and related regulations.

While this contract is subject to RMD provisions, the benefit will be treated as follows:

  . Each contract year the GAI will be calculated as described in the "Calculating the Guaranteed Annual Income" section above. The GAI will not be changed based on the RMD requirement.

  . If the RMD amount is greater than the GAI, the benefit base and GAI will not be reduced for withdrawals up to the RMD amount.

Under the Code, RMDs are calculated and taken on a calendar year basis. Under this optional rider, the GAI is based on contract year. Because the intervals for the GAI and RMD are different, multiple withdrawals in a single contract year may be more likely to result in a reduction of the GAI and therefore a reduced benefit. If the sum of the withdrawals in a contract year exceeds the greater of the RMD applicable at the time of the withdrawal or the GAI for that contract year, then the benefit base and GAI would be recalculated, as described above. Below is an example of how this would apply.

Assume an IRA with a contract year of April 1 to March 31, and there are no withdrawals other than as described. The GAI for the 2013 contract year ending March 31, 2014 is $5,000. The RMDs for calendar years 2013 and 2014 are $6,000 and $8,000, respectively. If the owner withdraws $1,500 in each of the last three quarters of calendar year 2013 and $2,000 in the first quarter of calendar year 2014, then the owner will have withdrawn $6,500 for the 2013 contract year (April 1 to March 31). Since the sum of the owner's withdrawals for the 2013 contract year is less than the RMD applicable at the time of the withdrawal (i.e., $8,000) the GAI would not be recalculated.

Consider another example using the same assumptions in the paragraph above, but instead of the owner taking the $2,000 withdrawal in the first quarter of 2014, he or she takes it in the last quarter of 2013. In that case, the withdrawals for the contract year (i.e., $6,500) exceed the applicable RMD at the time of the withdrawal (i.e., $6,000) and the GAI would be recalculated according to the calculations set forth above for withdrawals in excess of the greater of the GAI or RMD. Note -- the last withdrawal makes the total withdrawals for the year exceed the RMD amount.

Contract Value Allocation Plan

While this rider is in effect, the full contract value must be allocated to the sub-accounts of the variable annuity account according to an allocation plan approved by us for use with this rider. Each of the allocation plans is discussed below, and you may only elect to utilize one allocation plan at a time. The approved allocation plans currently include:

   a)  100% allocation among allowable sub-accounts; or


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   b)  100% allocation to the CustomChoice Allocation Option; or

   c) 100% allocation to the CustomChoice II Allocation Option (only available for applications applied for on or after July 21, 2017);

   d)  100% allocation to a SimpleChoice Asset Allocation Portfolio.

a) Allowable Sub-Accounts: When you elect this allocation plan, only certain Sub-Accounts may be available to you for allocation of your funds. These are referred to as "allowable Sub-Accounts." The risks and objectives of each allowable Sub-Account are described in detail in that Sub-Account's prospectus which is part of the underlying Funds prospectus. The allowable Sub-Accounts for this rider also vary by Contract issue date. The allowable Sub-Accounts are described below.

   For Contracts Issued On or After May 1, 2017: All existing Sub-Accounts are available for allocation.

   For Contracts Issued Before May 1, 2017: The allowable Sub-Accounts currently include:



   .  AB Dynamic Asset Allocation       .  PIMCO VIT Global Diversified
      Portfolio                            Allocation Portfolio
   .  Goldman Sachs VIT Global          .  SFT Dynamic Managed Volatility Fund
      Trends Allocation Fund            .  SFT Managed Volatility Equity Fund
   .  Ivy VIP Pathfinder Moderate --    .  TOPS(R) Managed Risk Flex ETF
      Managed Volatility                   Portfolio



Each of the Portfolios listed above are managed volatility funds, which means each Portfolio seeks to manage the volatility of investment return.

b) The CustomChoice Allocation Option: This allocation plan requires that you allocate purchase payments or your contract value among a number of allocation "groups" according to specific percentage limitations. There are also percentage allocation limitations for the individual funds within certain groups. If you elect the CustomChoice Allocation Option, your contract value will be automatically rebalanced each quarter according to the CustomChoice allocation you elected. The allocation groups, allocation limitations, details on automatic rebalancing, and a complete description of the CustomChoice Allocation Option are previously described in detail in this prospectus in the section entitled "Description of the Contract -- CustomChoice Allocation Option."

c) The CustomChoice II Allocation Option: This allocation plan is available for a rider applied for on or after July 21, 2017, and requires that you allocate Purchase Payments or your Contract Value among a number of allocation "groups" according to specific percentage limitations. There are also percentage allocation limitations for the individual Funds within certain groups. If you elect the CustomChoice II Allocation Option, your Contract Value will be automatically rebalanced each quarter according to the CustomChoice II allocation you elected. The allocation groups, allocation limitations, details on automatic rebalancing, and a complete description of the CustomChoice II Allocation Option are previously described in detail in this Prospectus in the section entitled "Description of the Contract -- CustomChoice II Allocation Option."

d) The SimpleChoice Asset Allocation Portfolios: This allocation plan requires that you allocate purchase payments or your contract value to a SimpleChoice Asset Allocation Portfolio. The SimpleChoice Asset Allocation Portfolios are previously described in detail in this prospectus in the section entitled "Description of the Contract -- SimpleChoice Asset Allocation Portfolios." You may also ask your representative for additional details regarding the SimpleChoice Asset Allocation Portfolios. In the SimpleChoice Asset Allocation Portfolios, the contract value will be automatically rebalanced each calendar quarter according to the SimpleChoice Asset Allocation Portfolio you elected.

The allowable sub-accounts, CustomChoice or CustomChoice II Allocation Option, and the SimpleChoice Asset Allocation Portfolios are each designed to provide different asset allocation options to you. They also each have differing risk characteristics and objectives. In selecting an allocation plan you should consider your personal objectives, investment time horizons, risk tolerance and other


                                                                       Page 103

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financial circumstances. You may also wish to ask your representative for assistance in selecting an allocation plan. Asset allocation does not ensure a profit or protect against a loss in a declining market. The purpose of these investment restrictions is to help reduce the volatility in investment performance and such reduced volatility may reduce the return on your investments. As a result, these investment restrictions may lessen the likelihood that you will receive benefits under the optional rider that are in excess of your contract value.

You may reallocate the full contract value from one currently approved allocation plan to another available allocation plan approved by us for use with this rider. Any reallocation request must be received in our home office by written request or other form acceptable to us. The reallocation will be effective on the valuation date coincident with or next following the day we receive the complete request at our home office. We reserve the right to add, delete, or modify allocation plans at any time. In the event you make an additional purchase payment or request a transfer to an allocation plan that is no longer available, you will be required to provide a new allocation to one of the approved allocation plans available at the time of your request. If you do not make an additional purchase payment and you do not request a transfer to an allocation plan that is no longer available, you will not be impacted by any subsequent addition, deletion, or modification of the allocation plan. To terminate participation in an allocation plan, you must allocate your entire contract value to another allocation plan approved for use with this rider.

Automatic Payment Phase

If the contract value is reduced to zero, the contract will enter the automatic payment phase and no future benefit base increase will occur. This means that you will no longer be eligible for a benefit base reset. If the contract is reduced to zero by a withdrawal that causes the cumulative withdrawals for the contract year to exceed the greater of the GAI or RMD applicable at the time of the withdrawal, the withdrawal is considered a surrender of the contract and this rider will terminate. This means that the GAI will be zero and your contract will not enter the automatic payment phase.

We will notify you by letter if your contract enters the automatic payment phase. You may elect to receive the GAI at any frequency offered by us, but at least annually, until the death of the Designated Life for MyPath Value -- Single and of both Designated Lives for MyPath Value -- Joint. Once selected, the frequency may not be changed without our consent. During this phase, no additional purchase payments may be made and all other contract features, benefits, riders, and guarantees except the guarantees provided by this rider are terminated. Upon the death of the Designated Life for MyPath Value --
Single and of both Designated Lives for MyPath Value -- Joint, this rider terminates and no further benefits are payable under this rider or the contract.

Annuity Payments

If you elect to receive annuity payments, you may apply your available contract value to any annuity payment option in accordance with your contract terms. Amounts less than the entire contract value that are applied to provide annuity payments under an annuity payment option will be treated as a withdrawal for purposes of adjusting the benefit base and GAI. Be sure to read the section entitled "Annuitization Benefits and Options" if you are considering annuitizing your contract.

If annuity payments are required to begin and the oldest annuitant is a Designated Life, the MyPath Value rider allows you to elect from an additional annuity payment option to receive an annual amount equal to the GAI at any frequency offered by us, but at least annually, until the death of the Designated Life for MyPath Value -- Single and of both Designated Lives for MyPath Value -- Joint. Annuity payments are required to begin on the maturity date. Please see the section entitled "Electing the Retirement Date and Annuity Option" for further details on the maturity date and the required beginning of annuity payments.


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Spousal Continuation (for MyPath Value - Joint)

For MyPath Value -- Joint, if a Designated Life dies and the surviving spouse continues the contract, this rider may also be continued if the surviving spouse (as defined by federal law) is also a Designated Life and this rider is in effect at the time of contract continuation. If the surviving spouse elects to continue the contract and this rider, he or she will continue to be subject to the MyPath Value -- Joint rider charge. The MyPath Value -- Joint option is not beneficial to the Joint Designated Life unless he or she is recognized as a spouse under federal law. Consult your tax advisor prior to purchasing this rider if you have questions about your spouse's status under federal law.

Impact of Divorce

For MyPath Value -- Single, if the Designated Life is removed as the owner of the contract (or annuitant, in the case of an owner that is not a natural person), due to a divorce or qualified dissolution order, the rider will terminate.

For MyPath Value -- Joint, if a Designated Life is removed from the contract due to a divorce or qualified dissolution order, the rider charge and all terms of this rider will continue to be based on the joint version of the rider even though benefits are provided for only one Designated Life.

Rider Termination

Once you elect the MyPath Value rider, you may not elect to cancel it.

The rider will automatically terminate at the earliest of:

   (a) For MyPath Value -- Single and MyPath Value -- Joint:

       (1) termination or surrender of the contract (Note -- a withdrawal that reduces the contract value to zero and causes the cumulative withdrawals for the contract year to exceed the greater of the GAI or RMD applicable at the time of the withdrawal is considered a surrender of the contract); or

       (2) the annuity commencement date where all remaining amount available has been applied to provide annuity payments; or

       (3) the date of an ownership change or assignment under the contract unless:

           (i)the new owner assumes full ownership of the contract and is essentially the same person (this includes, but is not limited to: for MyPath Value -- Single, the change from individual ownership to a revocable trust for the benefit of such individual owner, and, for MyPath Value - Joint, the change from joint ownership to ownership by the surviving spouse when one of them dies or an owner is removed due to a divorce or qualified dissolution order); or

          (ii)the assignment is for the purposes of effectuating a 1035 exchange of the contract; or

   (b) for MyPath Value -- Single:

       (1) the date we receive due proof of death of the Designated Life; or

       (2) the date the Designated Life is removed as a contract owner (or annuitant, in the case of an owner that is not a natural person), due to a divorce or qualified dissolution order; or

   (c) for MyPath Value -- Joint:

       (1) the date we receive due proof of death of the last remaining Designated Life; or

       (2) the date any death benefits are paid as a lump sum under the terms of the contract.

Upon termination of this rider, the benefits and charges within this rider will terminate. A proportionate amount of the rider charge will be deducted upon termination of this rider or surrender of the contract.


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MyPath Summit (Single and Joint) Option


Effective July 9, 2018, these options are no longer available


The Benefit

This rider guarantees that in each contract year, beginning on the benefit date (described below), you may elect to receive an amount up to the Guaranteed Annual Income (GAI) until the death of the Designated Life for MyPath Summit -- Single, or until the death of both Designated Lives for MyPath Summit -- Joint. The amount received will be in the form of a withdrawal of contract value if available, or pursuant to the automatic payment phase. If you take withdrawals in a single contract year in excess of the GAI, it may result in a reduced GAI, as described below, and negatively impact your benefit.

The GAI is determined by multiplying the annual income percentage by an amount referred to as the benefit base. The benefit base may be adjusted for benefit base resets, subsequent purchase payments, and withdrawals. The methods used to calculate the GAI, the benefit base, and each of the benefit base adjustments is described in detail below.

This rider differs, in part, from the other MyPath Lifetime Income optional riders in that it offers the highest annual income percentages used in calculating the GAI, but does not offer the opportunity for benefit base enhancements. Higher annual income percentages without benefit base enhancements may be beneficial to those that intend to take withdrawals shortly after the rider issue date and intend to take regular withdrawals.

Several examples to help show how this rider works are included in Appendix S.

The Benefit Date

The benefit date is the date on which you may begin to receive the GAI. The benefit date is the later of the contract anniversary following the 59th birthday of the Designated Life for MyPath Summit -- Single and of the youngest Designated Life for MyPath Summit -- Joint, or the rider effective date. The rider effective date is the rider issue date.

Calculating the Benefit Base Values

Benefit Base

The benefit base is a value that is used to calculate the amount of GAI available for withdrawal under this rider. The benefit base will have an initial value that may be adjusted for subsequent purchase payments and withdrawals, and is subject to a maximum, each of which is described below. The benefit base may also be adjusted for benefit base resets, which is also described below.

The initial benefit base will be set to the initial purchase payment.

For each subsequent purchase payment received by us prior to the later of the first contract anniversary or the date of the first withdrawal, the benefit base will be increased by the amount of the subsequent purchase payment. After the first contract anniversary, however, subsequent purchase payments are limited to a cumulative total of $25,000, without our prior consent. If a subsequent purchase payment is received after the first contract anniversary in excess of $25,000 without our consent, we will return the purchase payment to you and there will be no increase to the contract value or benefit base. For any subsequent purchase payment received by us on or after the later of the first contract anniversary or the date of the first withdrawal, there will be no immediate increase to the benefit base as a result of the purchase payment.

Prior to the benefit date, any amount you withdraw is considered an excess withdrawal and will cause the benefit base to be reduced on a pro-rata basis.

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After the benefit date, if the total amount you withdraw in a single contract year is less than or equal to the GAI, as described below, the benefit base will not be reduced.

After the benefit date, if the total amount you withdraw in a single contract year is in excess of the GAI, the additional amount withdrawn in excess of the GAI is considered an excess withdrawal and will cause the benefit base to be reduced on a pro-rata basis.

Reductions on a pro-rata basis may result in the benefit base being reduced by more than the actual amount of the withdrawal.

The benefit base is separate from your contract value. The benefit base may not be withdrawn as a lump sum and is not payable at death.

The benefit base is subject to a maximum of $4,000,000. This applies to the initial benefit base, as well as increases due to subsequent purchase payments or benefit base resets. Because of this maximum, if you make large purchase payments, you may not realize the full benefit of increases in the benefit base provided by this rider.

Benefit Base Reset

On each contract anniversary, the benefit base will be increased to the contract value if the contract value is greater than the benefit base. This increase in the benefit base is referred to as the benefit base reset.

On each date of a benefit base reset, if the rider charge applicable to new customers purchasing MyPath Summit exceeds your current rider charge and the benefit base increases to the contract value, we reserve the right to increase the charge for your rider. The rider charge following the increase will not exceed the current rider charge for new issues which may equal the maximum annual rider charge. The rider charge following the increase will also not exceed the maximum annual rider charge shown in the section of this prospectus entitled "Contract Charges and Fees -- Optional Contract Rider Charges," regardless of the charge applicable to new customers. If we are no longer issuing this rider, we reserve the right to increase the rider charge to an amount that will not exceed the maximum annual rider charge. The increase will take effect on the date of the next benefit base reset following the date we increase the rider charge. See the section of this prospectus entitled "Contract Charges and Fees" for additional details on the charges for this rider.

You may elect to decline the rider charge increase. Declining the rider charge increase will result in no further increase to the benefit base, which may mean your benefit under the rider will not have the opportunity to increase in the future. You will be notified in writing a minimum of 30 days prior to the date of the potential benefit base reset that you may decline the rider charge increase. If you elect to decline the rider charge increase, you must provide a written request to us no less than seven calendar days prior to the date of the potential benefit base reset. Once you notify us of your decision to decline the rider charge increase, you will no longer be eligible for future benefit base increases.

Calculating the Guaranteed Annual Income (GAI)

The GAI will be equal to the benefit base multiplied by the annual income percentage (described below) based on the age of the Designated Life for MyPath Summit -- Single or of the youngest Designated Life for MyPath Summit -- Joint. The annual income percentage will be determined at the time of the first withdrawal, and will be based on the age of the Designated Life for MyPath Summit -- Single or of the youngest Designated Life for MyPath Summit -- Joint at the time of the first withdrawal.

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The annual income percentages are as follows:

                               MyPath Summit --           MyPath Summit --
                             Single Annual Income        Joint Annual Income
           Age                    Percentage                 Percentage
           ---               --------------------        -------------------
     through age 64                  4.35%                      4.00%
        65 -- 74                     5.35%                      5.00%
        75 -- 79                     5.60%                      5.25%
           80+                       6.35%                      6.00%

We reserve the right to change the annual income percentage for MyPath Summit (Single and Joint) riders that are issued in the future, and may disclose these changes in a prospectus supplement. Please see Appendix V for historical benefit base enhancement rates and annual income percentages applicable for this rider.

The annual income percentage will not change after it is determined as of the date of the first withdrawal, except in the case of a benefit base reset. Upon a benefit base reset, the annual income percentage will be re-determined based on the age of the Designated Life for MyPath Summit -- Single or of the youngest Designated Life for MyPath Summit -- Joint, on the date of the benefit base reset.

Upon an increase in the benefit base pursuant to a subsequent purchase payment or benefit base reset, the GAI will be recalculated to be equal to
(a) multiplied by (b) where:

   (a) is the benefit base following the subsequent purchase payment or benefit base reset, as applicable, and

   (b) is the annual income percentage based on the applicable age of the Designated Life for MyPath Summit -- Single or of the youngest Designated Life for MyPath Summit -- Joint, as of the later of the date of the first withdrawal or the date of the most recent benefit base reset.

Subsequent purchase payments and withdrawals will adjust the GAI as described below. If you purchased a qualified contract, withdrawals taken to satisfy any required minimum distribution requirements may not adjust the GAI, if certain conditions are satisfied. Please see the description of required minimum distributions for applicable qualified contracts below.

GAI Adjustment for Subsequent Purchase Payments

For each subsequent purchase payment received by us prior to the later of the first contract anniversary or the date of the first withdrawal, the benefit base will be increased by the amount of the subsequent purchase payment. If a subsequent purchase payment increases the benefit base, the GAI will be recalculated to be equal to the new benefit base multiplied by the applicable annual income percentage.

The applicable annual income percentage will be based on the age of the Designated Life for MyPath Summit -- Single or of the youngest Designated Life for MyPath Summit -- Joint, as of the later of the date of the first withdrawal or the date of the most recent benefit base reset. The annual income percentage will not be reevaluated upon a subsequent purchase payment.

For any subsequent purchase payment received by us on or after the later of the first contract anniversary or the date of the first withdrawal, there will be no increase to the benefit base as a result of the purchase payment. As a result, there will be no immediate increase to the GAI.

After the first contract year following the optional living benefit rider effective date, subsequent purchase payments are limited to a cumulative total of $25,000, without our prior consent. If a purchase payment is received in excess of $25,000 without our consent, we will return the purchase payment to you and there will be no increase to the contract value or benefit base.

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Withdrawals

You should consider the following before taking a withdrawal under this contract or rider:

  . Withdrawals under this rider are treated like any other contract withdrawals for the purposes of deferred sales charges, reducing the contract value, free withdrawal amounts, credit enhancement recapture, or any other contract features impacted by a withdrawal and may have tax consequences.

  . Withdrawals taken prior to the benefit date will reduce the guarantees provided under this rider, as described below.

  . A withdrawal which causes the cumulative withdrawals for the contract year to exceed the greater of the GAI or RMD applicable at the time of the withdrawal and which reduces the contract value to zero is considered a surrender of the contract. In this event the contract is not eligible for the automatic payment phase and the contract and rider terminate.

  . Withdrawals may be taken in a lump sum, in multiple withdrawals or on a systematic withdrawal basis, as allowed by your contract.

  . If you decide to apply an amount less than the entire contract value to provide annuity payments under an annuity payment option, that amount will be treated as a withdrawal for the purposes of adjusting the benefit base and GAI. Be sure to read the section entitled "Annuitization Benefits and Options" if you are considering annuitizing your contract.

  . Any provision in your contract requiring there be a minimum contract value following any withdrawal is waived while this rider is in effect.

You may take a withdrawal from any "allowable sub-account" (described below) in any proportion.

Adjustment for Withdrawals Taken Prior to the Benefit Date

If you take withdrawals from your contract prior to the benefit date, it will cause the benefit base and the GAI to be recalculated and reduced. The benefit base will be reduced on a pro-rata basis, which may result in a reduction that is greater than the amount of the withdrawal.

The GAI will be equal to (a) multiplied by (b) where:

   (a) is the benefit base following the withdrawal (i.e., the result of the benefit base recalculation above), and

   (b) is the annual income percentage based on the applicable age of the Designated Life for MyPath Summit -- Single or of the youngest Designated Life for MyPath Summit -- Joint, as of the later of the date of the first withdrawal or the date of the most recent benefit base reset.

Adjustment for Withdrawals Taken After the Benefit Date

Each contract year after the benefit date, you may withdraw an amount less than or equal to the GAI or, if the contract is a qualified contract, the Required Minimum Distribution (RMD) for this contract, whichever is greater. These withdrawals will immediately reduce the contract value by the amount of the withdrawal, but will not reduce the benefit base or GAI. If withdrawals in any contract year are less than the GAI, the remaining GAI may not be carried forward to future contract years.

Any amount you withdraw in a single contract year after the benefit date which is in excess of the greater of the GAI or RMD is an excess withdrawal. The portion of each individual withdrawal during a contract year that is treated as an excess withdrawal is equal to the amount withdrawn, including any applicable deferred sales charge, less any GAI or RMD remaining prior to the withdrawal for that

                                                                       Page 109

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contract year. An excess withdrawal will cause the benefit base and GAI to be recalculated. The excess portion of an excess withdrawal will reduce the benefit base on a pro-rata basis, which means that the lower the contract value is relative to the benefit base, the greater the reduction in the benefit base.

The GAI will be equal to (a) multiplied by (b) where:

   (a) is the benefit base following the withdrawal (i.e., the result of the benefit base being reduced on a pro-rata basis), and

   (b) is the annual income percentage based on the applicable age of the Designated Life for MyPath Summit -- Single or of the youngest Designated Life for MyPath Summit -- Joint, as of the later of the date of the first withdrawal or the date of the most recent benefit base reset.

Excess withdrawals can reduce future benefits by more than the dollar amount of the excess withdrawal.

Required Minimum Distributions for Applicable Qualified Contracts

For purposes of this rider, the RMD is equal to the amount needed based on the value of your contract to meet any required minimum distribution requirement pursuant to the Code, as amended from time to time, and the regulations promulgated thereunder. Applicable contracts include those qualified contracts issued under the provisions of Sections 401, 404, 408, or 457 of the Code.

Amounts withdrawn in excess of the RMD may be treated as an excess withdrawal as described above. A withdrawal in any contract year after you are eligible for RMD will not be treated as an excess withdrawal if that withdrawal does not cause the total withdrawals for the contract year to exceed the greater of the GAI or your RMD for the current calendar year. Such treatment is contingent on your acceptance of our calculation of the RMD amounts. RMD calculations will be based solely on the value of the individual contract and any attached riders, and will be determined for the calendar year in which the RMD withdrawal is requested. Each RMD amount is calculated based on information provided by you and our understanding of the Code and related regulations. We reserve the right to make changes in our calculations, as needed, to comply with the Code and related regulations.

While this contract is subject to RMD provisions, the benefit will be treated as follows:

  . Each contract year the GAI will be calculated as described in the "Calculating the Guaranteed Annual Income" section above. The GAI will not be changed based on the RMD requirement.

  . If the RMD amount is greater than the GAI, the benefit base and GAI will not be reduced for withdrawals up to the RMD amount.

Under the Code, RMDs are calculated and taken on a calendar year basis. Under this optional rider, the GAI is based on contract year. Because the intervals for the GAI and RMD are different, multiple withdrawals in a single contract year may be more likely to result in a reduction of the GAI and therefore a reduced benefit. If the sum of the withdrawals in a contract year exceeds the greater of the RMD applicable at the time of the withdrawal or the GAI for that contract year, then the benefit base and GAI would be recalculated, as described above. Below is an example of how this would apply.

Assume an IRA with a contract year of April 1 to March 31, and there are no withdrawals other than as described. The GAI for the 2013 contract year ending March 31, 2014 is $5,000. The RMDs for calendar years 2013 and 2014 are $6,000 and $8,000, respectively. If the owner withdraws $1,500 in each of the last three quarters of calendar year 2013 and $2,000 in the first quarter of calendar year 2014, then the owner will have withdrawn $6,500 for the 2013 contract year (April 1 to March 31). Since the sum of the owner's withdrawals for the 2013 contract year is less than the RMD applicable at the time of the withdrawal (i.e., $8,000) the GAI would not be recalculated.

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Consider another example using the same assumptions in the paragraph above, but instead of the owner taking the $2,000 withdrawal in the first quarter of 2014, he or she takes it in the last quarter of 2013. In that case, the withdrawals for the contract year (i.e., $6,500) exceed the applicable RMD at the time of the withdrawal (i.e., $6,000) and the GAI would be recalculated according to the calculations set forth above for withdrawals in excess of the greater of the GAI or RMD. Note -- the last withdrawal makes the total withdrawals for the year exceed the RMD amount.

Contract Value Allocation Plan

While this rider is in effect, the full contract value must be allocated to the sub-accounts of the variable annuity account according to an allocation plan approved by us for use with this rider. Currently, the only approved allocation plan is:

  .  100% allocation among allowable sub-accounts

Allowable Sub-Accounts: When you elect this rider, only certain sub-accounts are available to you for allocation of your funds. These are referred to as "allowable sub-accounts." Each of these portfolios is a managed volatility fund, which means each portfolio seeks to manage the volatility of investment return.

The risks and objectives of each allowable sub-account are described in detail in that sub-account's prospectus which is part of the underlying funds prospectus.

The allowable sub-accounts currently include:

 .  AB Dynamic Asset Allocation         .  PIMCO VIT Global Diversified
    Portfolio                              Allocation Portfolio
 .  Goldman Sachs VIT Global Trends     .  SFT Dynamic Managed Volatility Fund
    Allocation Fund                     .  SFT Managed Volatility Equity Fund
 .  Ivy VIP Pathfinder Moderate --      .  TOPS(R) Managed Risk Flex ETF
    Managed Volatility                     Portfolio

The allowable sub-accounts are designed to provide different asset allocation options to you. They also each have differing risk characteristics and objectives. In selecting an allowable sub-account you should consider your personal objectives, investment time horizons, risk tolerance and other financial circumstances. You may also wish to ask your representative for assistance in selecting an allowable sub-account. Asset allocation does not ensure a profit or protect against a loss in a declining market. The purpose of these investment restrictions is to help reduce the volatility in investment performance and such reduced volatility may reduce the return on your investments. As a result, these investment restrictions may lessen the likelihood that you will receive benefits under the optional rider that are in excess of your contract value.

We reserve the right to add, delete, or modify allocation plans at any time. In the event you make an additional purchase payment or request a transfer to an allocation plan that is no longer available, you will be required to provide a new allocation to one of the approved allocation plans available at the time of your request. If you do not make an additional purchase payment and you do not request a transfer to an allocation plan that is no longer available, you will not be impacted by any subsequent addition, deletion, or modification of the allocation plan. To terminate participation in an allocation plan, you must allocate your entire contract value to another allocation plan approved for use with this rider.

Automatic Payment Phase

If the contract value is reduced to zero, the contract will enter the automatic payment phase and no future benefit base increase will occur. This means that you will no longer be eligible for a benefit base reset. If the contract is reduced to zero by a withdrawal that causes the cumulative withdrawals for the

                                                                       Page 111

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contract year to exceed the greater of the GAI or RMD applicable at the time of the withdrawal, the withdrawal is considered a surrender of the contract and this rider will terminate. This means that the GAI will be zero and your contract will not enter the automatic payment phase.

We will notify you by letter if your contract enters the automatic payment phase. You may elect to receive the GAI at any frequency offered by us, but at least annually, until the death of the Designated Life for MyPath Summit -- Single and of both Designated Lives for MyPath Summit -- Joint. Once selected, the frequency may not be changed without our consent. During this phase, no additional purchase payments may be made and all other contract features, benefits, riders, and guarantees except the guarantees provided by this rider are terminated. Upon the death of the Designated Life for MyPath Summit -- Single and of both Designated Lives for MyPath Summit -- Joint, this rider terminates and no further benefits are payable under this rider or the contract.

Annuity Payments

If you elect to receive annuity payments, you may apply your available contract value to any annuity payment option in accordance with your contract terms. Amounts less than the entire contract value that are applied to provide annuity payments under an annuity payment option will be treated as a withdrawal for purposes of adjusting the benefit base and GAI. Be sure to read the section entitled "Annuitization Benefits and Options" if you are considering annuitizing your contract.

If annuity payments are required to begin and the oldest annuitant is a Designated Life, the MyPath Summit rider allows you to elect from an additional annuity payment option to receive an annual amount equal to the GAI at any frequency offered by us, but at least annually, until the death of the Designated Life for MyPath Summit -- Single and of both Designated Lives for MyPath Summit -- Joint. Annuity payments are required to begin on the maturity date. Please see the section entitled "Electing the Retirement Date and Annuity Option" for further details on the maturity date and the required beginning of annuity payments.

Spousal Continuation (for MyPath Summit -- Joint)

For MyPath Summit -- Joint, if a Designated Life dies and the surviving spouse continues the contract, this rider may also be continued if the surviving spouse (as defined by federal law) is also a Designated Life and this rider is in effect at the time of contract continuation. If the surviving spouse elects to continue the contract and this rider, he or she will continue to be subject to the MyPath Summit -- Joint rider charge, and any future GAI calculations will be based on the life of the surviving spouse as the sole Designated Life. The MyPath Summit -- Joint option is not beneficial to the Joint Designated Life unless he or she is recognized as a spouse under federal law. Consult your tax advisor prior to purchasing this rider if you have questions about your spouse's status under federal law.

Impact of Divorce

For MyPath Summit -- Single, if the Designated Life is removed as the owner of the contract (or annuitant, in the case of an owner that is not a natural person), due to a divorce or qualified dissolution order, the rider will terminate.

For MyPath Summit -- Joint, if a Designated Life is removed from the contract due to a divorce or qualified dissolution order, any future GAI calculations will be based on the life of the remaining Designated Life. The rider charge and all terms of this rider will continue to be based on the joint version of the rider even though benefits are provided for only one Designated Life.

Rider Termination

Once you elect the MyPath Summit rider, you may not elect to cancel it.

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The rider will automatically terminate at the earliest of:

   (a) For MyPath Summit -- Single and MyPath Summit -- Joint:

       (1) termination or surrender of the contract (Note -- a withdrawal that reduces the contract value to zero and causes the cumulative withdrawals for the contract year to exceed the greater of the GAI or RMD applicable at the time of the withdrawal is considered a surrender of the contract); or

       (2) the annuity commencement date where all remaining amount available has been applied to provide annuity payments; or

       (3) the date of an ownership change or assignment under the contract unless:

           (i)the new owner assumes full ownership of the contract and is essentially the same person (this includes, but is not limited to: for MyPath Summit -- Single, the change from individual ownership to a revocable trust for the benefit of such individual owner, and, for MyPath Summit -- Joint, the change from joint ownership to ownership by the surviving spouse when one of them dies or an owner is removed due to a divorce or qualified dissolution order); or

          (ii)the assignment is for the purposes of effectuating a 1035 exchange of the contract; or

   (b) for MyPath Summit -- Single:

       (1) the date we receive due proof of death of the Designated Life; or

       (2) the date the Designated Life is removed as a contract owner (or annuitant, in the case of an owner that is not a natural person), due to a divorce or qualified dissolution order; or

   (c) for MyPath Summit -- Joint:

       (1) the date we receive due proof of death of the last remaining Designated Life; or

       (2) the date any death benefits are paid as a lump sum under the terms of the contract.

Upon termination of this rider, the benefits and charges within this rider will terminate. A proportionate amount of the rider charge will be deducted upon termination of this rider or surrender of the contract.


MyPath Ascend (Single and Joint) Option

Effective October 15, 2014, these options are no longer available.

The Benefit

This rider guarantees that in each contract year, beginning on the benefit date (described below), you may elect to receive an amount up to the Guaranteed Annual Income (GAI) until the death of the Designated Life for MyPath Ascend -- Single, or until the death of both Designated Lives for MyPath Ascend -- Joint. The amount received will be in the form of a withdrawal of contract value if available, or pursuant to the automatic payment phase. If you take withdrawals in a single contract year in excess of the GAI, it may result in a reduced GAI, as described below, and negatively impact your benefit.

The GAI is determined by multiplying the annual income percentage by an amount referred to as the benefit base. The benefit base may be adjusted for benefit base enhancements, benefit base resets, subsequent purchase payments, and withdrawals. The methods used to calculate the GAI, the benefit base, and each of the benefit base adjustments is described in detail below.


                                                                       Page 113

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This rider differs, in part, from the other MyPath Lifetime Income optional riders in that it offers the highest percentage used to calculate a benefit base enhancement, but it is limited to only one 10-year enhancement period. Higher benefit base enhancements, without the opportunity for new enhancement periods to begin, may be beneficial to those that do not intend to wait longer than ten contract years following the rider issue date before beginning withdrawals.

Several examples to help show how this rider works are included in Appendix R.

The Benefit Date

The benefit date is the date on which you may begin to receive the GAI. The benefit date is the later of the Contract Anniversary following the 59th birthday of the Designated Life for MyPath Ascend -- Single and of the youngest Designated Life for MyPath Ascend -- Joint, or the rider effective date. The rider effective date is the rider issue date.

Calculating the Benefit Base and Enhancement Base Values

Benefit Base

The benefit base is a value that is used to calculate the amount of GAI available for withdrawal under this rider. The benefit base will have an initial value that may be adjusted for subsequent purchase payments and withdrawals, and is subject to a maximum, each of which is described below. The benefit base may also be adjusted for benefit base enhancements and benefit base resets, which are also described below.

The initial benefit base will be set to the initial purchase payment.

For each subsequent purchase payment received by us prior to the later of the first contract anniversary or the date of the first withdrawal, the benefit base will be increased by the amount of the subsequent purchase payment. After the first contract anniversary, however, subsequent purchase payments are limited to a cumulative total of $25,000, without our prior consent. If a subsequent purchase payment is received after the first contract anniversary in excess of $25,000 without our consent, we will return the purchase payment to you and there will be no increase to the contract value or benefit base. For any subsequent purchase payment received by us on or after the later of the first contract anniversary or the date of the first withdrawal, there will be no immediate increase to the benefit base as a result of the purchase payment.

Prior to the benefit date, any amount you withdraw is considered an excess withdrawal and will cause the benefit base to be reduced on a pro-rata basis.

After the benefit date, if the total amount you withdraw in a single contract year is less than or equal to the GAI, as described below, the benefit base will not be reduced.

After the benefit date, if the total amount you withdraw in a single contract year is in excess of the GAI, the additional amount withdrawn in excess of the GAI is considered an excess withdrawal and will cause the benefit base to be reduced on a pro-rata basis.

Reductions on a pro-rata basis may result in the benefit base being reduced by more than the actual amount of the withdrawal.

The benefit base is separate from your contract value. The benefit base may not be withdrawn as a lump sum and is not payable at death.

The benefit base is subject to a maximum of $4,000,000. This applies to the initial benefit base, as well as increases due to subsequent purchase payments, benefit base enhancements, or benefit base resets.


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Because of this maximum, if you make large purchase payments, you may not realize the full benefit of increases in the benefit base provided by this rider.

Enhancement Base

The enhancement base is a value that is used to calculate any applicable benefit base enhancement. The enhancement base will have an initial value that may be adjusted for subsequent purchase payments and withdrawals, and is subject to a maximum, each of which is described below. The enhancement base may also be increased at the time of a benefit base reset, if the benefit base reset occurs during the enhancement period, which is more fully described below.

The initial enhancement base will be set to the initial purchase payment.

For each subsequent purchase payment received by us prior to the later of the first contract anniversary or the date of the first withdrawal, the enhancement base will be increased by the amount of the subsequent purchase payment. After the first contract anniversary, however, subsequent purchase payments are limited to a cumulative total of $25,000, without our prior consent. If a subsequent purchase payment is received after the first contract anniversary in excess of $25,000 without our consent, we will return the purchase payment to you and there will be no increase to the contract value or enhancement base. For any subsequent purchase payment received by us on or after the later of the first contract anniversary or the date of the first withdrawal, there will be no immediate increase to the enhancement base as a result of the purchase payment.

Prior to the benefit date, any amount you withdraw is considered an excess withdrawal and will cause the enhancement base to be reduced on a pro-rata basis.

After the benefit date, if the total amount you withdraw in a single contract year is less than or equal to the GAI, as described below, the enhancement base will not be reduced.

After the benefit date, if the total amount you withdraw in a single contract year is in excess of the GAI, the additional amount withdrawn in excess of the GAI is considered an excess withdrawal and will cause the enhancement base to be reduced on a pro-rata basis.

Reductions on a pro-rata basis may result in the enhancement base being reduced by more than the actual amount of the withdrawal.

The enhancement base is separate from your contract value. The enhancement base may not be withdrawn as a lump sum and is not payable at death.

The enhancement base is subject to a maximum of $4,000,000. This applies to the initial enhancement base, as well as increases due to subsequent purchase payments or benefit base resets. Because of this maximum, if you make large purchase payments, you may not realize the full benefit of increases in the enhancement base provided by this rider.

Benefit Base Enhancement

For purposes of calculating the benefit base enhancement, the "enhancement period" is the 10 contract years following the rider effective date. The enhancement period, and the potential for any benefit base enhancement, will terminate 10 contract years following the rider effective date.

On each contract anniversary during the enhancement period, after each contract year in which there have been no withdrawals, we will increase the benefit base by an amount equal to 7.0% multiplied by the enhancement base. This increase in the benefit base is referred to as the benefit base enhancement.

For any contract year during the enhancement period in which you take a withdrawal, regardless of whether the amount of the withdrawal is greater than, less than, or equal to, the GAI, you will not


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receive the benefit base enhancement for that contract year. However, you may receive a benefit base enhancement in each of the remaining contract years in the enhancement period if you do not take a withdrawal for that contract year. The enhancement period will not be extended for any reason, including for years in which you take a withdrawal and are no longer eligible for the benefit base enhancement for those years.

Because rider charges apply to the greater of the benefit base or contract value, the benefit base enhancement may result in an increased cost of the rider if the benefit base is greater than the contract value as a result of the enhancement.

Benefit Base Reset

On each contract anniversary, immediately following application of any applicable benefit base enhancement, the benefit base will be increased to the contract value if the contract value is greater than the benefit base. This increase in the benefit base is referred to as the benefit base reset. If a benefit base reset occurs during the enhancement period, the enhancement base will increase to the value of the benefit base following the benefit base reset. The enhancement period, however, will not be affected by the benefit base reset.

On each date of a benefit base reset, if the rider charge applicable to new customers purchasing MyPath Ascend exceeds your current rider charge and the benefit base increases to the contract value, we reserve the right to increase the charge for your rider. The rider charge following the increase will not exceed the current rider charge for new issues which may equal the maximum annual rider charge. The rider charge following the increase will also not exceed the maximum annual rider charge shown in the section of this prospectus entitled "Contract Charges and Fees -- Optional Contract Rider Charges," regardless of the charge applicable to new customers. If we are no longer issuing this rider, we reserve the right to increase the rider charge to an amount that will not exceed the maximum annual rider charge. The increase will take effect on the date of the next benefit base reset following the date we increase the rider charge. See the section of this prospectus entitled "Contract Charges and Fees" for additional details on the charges for this rider.

You may elect to decline the rider charge increase. Declining the rider charge increase will result in no further increase to the benefit base, which may mean your benefit under the rider will not have the opportunity to increase in the future. You will be notified in writing a minimum of 30 days prior to the date of the potential benefit base reset that you may decline the rider charge increase. If you elect to decline the rider charge increase, you must provide a written request to us no less than seven calendar days prior to the date of the potential benefit base reset. Once you notify us of your decision to decline the rider charge increase, you will no longer be eligible for future benefit base increases.

Calculating the Guaranteed Annual Income (GAI)

The GAI will be equal to the benefit base multiplied by the annual income percentage (described below) based on the age of the Designated Life for MyPath Ascend -- Single or of the youngest Designated Life for MyPath Ascend -- Joint. The annual income percentage will be determined at the time of the first withdrawal, and will be based on the age of the Designated Life for MyPath Ascend -- Single or of the youngest Designated Life for MyPath Ascend -- Joint at the time of the first withdrawal.


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The annual income percentages are as follows:



                               MyPath Ascend --           MyPath Ascend --
                             Single Annual Income        Joint Annual Income
           Age                    Percentage                 Percentage
           ---               --------------------        -------------------
     through age 64                  4.10%                      3.75%
        65 -- 74                     5.10%                      4.75%
        75 -- 79                     5.35%                      5.00%
           80+                       6.10%                      5.75%



Please see Appendix V for historical benefit base enhancement rates and annual income percentages applicable for this rider.

The annual income percentage will not change after it is determined as of the date of the first withdrawal, except in the case of a benefit base reset. Upon a benefit base reset, the annual income percentage will be re-determined based on the age of the Designated Life for MyPath Ascend -- Single or of the youngest Designated Life for MyPath Ascend -- Joint, on the date of the benefit base reset.

Upon an increase in the benefit base pursuant to a subsequent purchase payment, benefit base enhancement, or benefit base reset, the GAI will be recalculated to be equal to (a) multiplied by (b) where:

       (a) is the benefit base following the subsequent purchase payment, benefit base enhancement, or benefit base reset, as applicable, and

       (b) is the annual income percentage based on the applicable age of the Designated Life for MyPath Ascend -- Single or of the youngest Designated Life for MyPath Ascend -- Joint, as of the later of the date of the first withdrawal or the date of the most recent benefit base reset.

Subsequent purchase payments and withdrawals will adjust the GAI as described below. If you purchased a qualified contract, withdrawals taken to satisfy any required minimum distribution requirements may not adjust the GAI, if certain conditions are satisfied. Please see the description of required minimum distributions for applicable qualified contracts below.

GAI Adjustment for Subsequent Purchase Payments

For each subsequent purchase payment received by us prior to the later of the first contract anniversary or the date of the first withdrawal, the benefit base will be increased by the amount of the subsequent purchase payment. If a subsequent purchase payment increases the benefit base, the GAI will be recalculated to be equal to the new benefit base multiplied by the applicable annual income percentage.

The applicable annual income percentage will be based on the age of the Designated Life for MyPath Ascend -- Single or of the youngest Designated Life for MyPath Ascend -- Joint, as of the later of the date of the first withdrawal or the date of the most recent benefit base reset. The annual income percentage will not be reevaluated upon a subsequent purchase payment.

For any subsequent purchase payment received by us on or after the later of the first contract anniversary or the date of the first withdrawal, there will be no increase to the benefit base as a result of the purchase payment. As a result, there will be no immediate increase to the GAI.

After the first contract year following the optional living benefit rider effective date, subsequent purchase payments are limited to a cumulative total of $25,000, without our prior consent. If a purchase payment is received in excess of $25,000 without our consent, we will return the purchase payment to you and there will be no increase to the contract value, benefit base, or enhancement base.


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Withdrawals

You should consider the following before taking a withdrawal under this contract or rider:

  . Withdrawals under this rider are treated like any other contract withdrawals for the purposes of deferred sales charges, reducing the contract value, free withdrawal amounts, credit enhancement recapture, or any other contract features impacted by a withdrawal and may have tax consequences.

  . Withdrawals taken prior to the benefit date will reduce the guarantees provided under this rider, as described below.

  . A withdrawal which causes the cumulative withdrawals for the contract year to exceed the greater of the GAI or RMD applicable at the time of the withdrawal and which reduces the contract value to zero is considered a surrender of the contract. In this event the contract is not eligible for the automatic payment phase and the contract and rider terminate.

  . Withdrawals may be taken in a lump sum, in multiple withdrawals or on a systematic withdrawal basis, as allowed by your contract.

  . If you decide to apply an amount less than the entire contract value to provide annuity payments under an annuity payment option, that amount will be treated as a withdrawal for the purposes of adjusting the benefit base, enhancement base, and GAI. Be sure to read the section entitled "Annuitization Benefits and Options" if you are considering annuitizing your contract.

  . Any provision in your contract requiring there be a minimum contract value following any withdrawal is waived while this rider is in effect.

You may take a withdrawal from any "allowable sub-account" (described below) in any proportion.

Adjustment for Withdrawals Taken Prior to the Benefit Date

If you take withdrawals from your contract prior to the benefit date, it will cause the benefit base, enhancement base, and the GAI to be recalculated and reduced. The benefit base and enhancement base will each be reduced on a pro-rata basis, which may result in a reduction that is greater than the amount of the withdrawal.

The GAI will be equal to (a) multiplied by (b) where:

   (a) is the benefit base following the withdrawal (i.e., the result of the benefit base recalculation above), and

   (b) is the annual income percentage based on the applicable age of the Designated Life for MyPath Ascend -- Single or of the youngest Designated Life for MyPath Ascend -- Joint, as of the later of the date of the first withdrawal or the date of the most recent benefit base reset.

Adjustment for Withdrawals Taken After the Benefit Date

Each contract year after the benefit date, you may withdraw an amount less than or equal to the GAI or, if the contract is a qualified contract, the Required Minimum Distribution (RMD) for this contract, whichever is greater. These withdrawals will immediately reduce the contract value by the amount of the withdrawal, but will not reduce the benefit base, enhancement base, or GAI. If withdrawals in any contract year are less than the GAI, the remaining GAI may not be carried forward to future contract years.

Any amount you withdraw in a single contract year after the benefit date which is in excess of the greater of the GAI or RMD is an excess withdrawal. The portion of each individual withdrawal during a contract year that is treated as an excess withdrawal is equal to the amount withdrawn, including


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any applicable deferred sales charge, less any GAI or RMD remaining prior to the withdrawal for that contract year. An excess withdrawal will cause the benefit base, enhancement base, and GAI to be recalculated. The excess portion of an excess withdrawal will reduce the benefit base and enhancement base on a pro-rata basis, which means that the lower the contract value is relative to the benefit base and enhancement base, the greater the reduction in the benefit base and enhancement base.

The GAI will be equal to (a) multiplied by (b) where:

   (a) is the benefit base following the withdrawal (i.e., the result of the benefit base being reduced on a pro-rata basis), and

   (b) is the annual income percentage based on the applicable age of the Designated Life for MyPath Ascend -- Single or of the youngest Designated Life for MyPath Ascend -- Joint, as of the later of the date of the first withdrawal or the date of the most recent benefit base reset.

Excess withdrawals can reduce future benefits by more than the dollar amount of the excess withdrawal.

Required Minimum Distributions for Applicable Qualified Contracts

For purposes of this rider, the RMD is equal to the amount needed based on the value of your contract to meet any required minimum distribution requirement pursuant to the Code, as amended from time to time, and the regulations promulgated thereunder. Applicable contracts include those qualified contracts issued under the provisions of Sections 401, 404, 408, or 457 of the Code.

Amounts withdrawn in excess of the RMD may be treated as an excess withdrawal as described above. A withdrawal in any contract year after you are eligible for RMD will not be treated as an excess withdrawal if that withdrawal does not cause the total withdrawals for the contract year to exceed the greater of the GAI or your RMD for the current calendar year. Such treatment is contingent on your acceptance of our calculation of the RMD amounts. RMD calculations will be based solely on the value of the individual contract and any attached riders, and will be determined for the calendar year in which the RMD withdrawal is requested. Each RMD amount is calculated based on information provided by you and our understanding of the Code and related regulations. We reserve the right to make changes in our calculations, as needed, to comply with the Code and related regulations.

While this contract is subject to RMD provisions, the benefit will be treated as follows:

  . Each contract year the GAI will be calculated as described in the "Calculating the Guaranteed Annual Income" section above. The GAI will not be changed based on the RMD requirement.

  . If the RMD amount is greater than the GAI, the benefit base, enhancement base, and GAI will not be reduced for withdrawals up to the RMD amount.

Under the Code, RMDs are calculated and taken on a calendar year basis. Under this optional rider, the GAI is based on contract year. Because the intervals for the GAI and RMD are different, multiple withdrawals in a single contract year may be more likely to result in a reduction of the GAI and therefore a reduced benefit. If the sum of the withdrawals in a contract year exceeds the greater of the RMD applicable at the time of the withdrawal or the GAI for that contract year, then the benefit base, enhancement base, and GAI would be recalculated, as described above. Below is an example of how this would apply.

Assume an IRA with a contract year of April 1 to March 31, and there are no withdrawals other than as described. The GAI for the 2013 contract year ending March 31, 2014 is $5,000. The RMDs for calendar years 2013 and 2014 are $6,000 and $8,000, respectively. If the owner withdraws $1,500 in each of the last three quarters of calendar year 2013 and $2,000 in the first quarter of calendar year 2014, then the owner will have withdrawn $6,500 for the 2013 contract year (April 1 to March 31).


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Since the sum of the owner's withdrawals for the 2013 contract year is less than the RMD applicable at the time of the withdrawal (i.e., $8,000) the GAI would not be recalculated.

Consider another example using the same assumptions in the paragraph above, but instead of the owner taking the $2,000 withdrawal in the first quarter of 2014, he or she takes it in the last quarter of 2013. In that case, the withdrawals for the contract year (i.e., $6,500) exceed the applicable RMD at the time of the withdrawal (i.e., $6,000) and the GAI would be recalculated according to the calculations set forth above for withdrawals in excess of the greater of the GAI or RMD. Note -- the last withdrawal makes the total withdrawals for the year exceed the RMD amount.

Contract Value Allocation Plan

While this rider is in effect, the full contract value must be allocated to the sub-accounts of the variable annuity account according to an allocation plan approved by us for use with this rider. Currently, the only approved allocation plan is:

  .  100% allocation among allowable sub-accounts

Allowable Sub-Accounts: When you elect this rider, only certain sub-accounts are available to you for allocation of your funds. These are referred to as "allowable sub-accounts." Each of these portfolios is a managed volatility fund, which means each portfolio seeks to manage the volatility of investment return. The risks and objectives of each allowable sub-account are described in detail in that sub-account's prospectus which is part of the underlying funds prospectus.

The allowable sub-accounts currently include:



 .  AB Dynamic Asset Allocation         .  PIMCO VIT Global Diversified
    Portfolio                              Allocation Portfolio
 .  Goldman Sachs VIT Global Trends     .  SFT Dynamic Managed Volatility Fund
    Allocation Fund                     .  SFT Managed Volatility Equity Fund
 .  Ivy VIP Pathfinder Moderate --      .  TOPS(R) Managed Risk Flex ETF
    Managed Volatility                     Portfolio



The allowable sub-accounts are designed to provide different asset allocation options to you. They also each have differing risk characteristics and objectives. In selecting an allowable sub-account you should consider your personal objectives, investment time horizons, risk tolerance and other financial circumstances. You may also wish to ask your representative for assistance in selecting an allowable sub-account. Asset allocation does not ensure a profit or protect against a loss in a declining market. The purpose of these investment restrictions is to help reduce the volatility in investment performance and such reduced volatility may reduce the return on your investments. As a result, these investment restrictions may lessen the likelihood that you will receive benefits under the optional rider that are in excess of your contract value.

We reserve the right to add, delete, or modify allocation plans at any time. In the event you make an additional purchase payment or request a transfer to an allocation plan that is no longer available, you will be required to provide a new allocation to one of the approved allocation plans available at the time of your request. If you do not make an additional purchase payment and you do not request a transfer to an allocation plan that is no longer available, you will not be impacted by any subsequent addition, deletion, or modification of the allocation plan. To terminate participation in an allocation plan, you must allocate your entire contract value to another allocation plan approved for use with this rider.

Automatic Payment Phase

If the contract value is reduced to zero, the contract will enter the automatic payment phase and no future benefit base increase will occur. This means that you will no longer be eligible for a benefit base reset or benefit base enhancement. If the contract is reduced to zero by a withdrawal that causes the


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cumulative withdrawals for the contract year to exceed the greater of the GAI or RMD applicable at the time of the withdrawal, the withdrawal is considered a surrender of the contract and this rider will terminate. This means that the GAI will be zero and your contract will not enter the automatic payment phase.

We will notify you by letter if your contract enters the automatic payment phase. You may elect to receive the GAI at any frequency offered by us, but at least annually, until the death of the Designated Life for MyPath Ascend -- Single and of both Designated Lives for MyPath Ascend -- Joint. Once selected, the frequency may not be changed without our consent. During this phase, no additional purchase payments may be made and all other contract features, benefits, riders, and guarantees except the guarantees provided by this rider are terminated. Upon the death of the Designated Life for MyPath Ascend -- Single and of both Designated Lives for MyPath Ascend -- Joint, this rider terminates and no further benefits are payable under this rider or the contract.

Annuity Payments

If you elect to receive annuity payments, you may apply your available contract value to any annuity payment option in accordance with your contract terms. Amounts less than the entire contract value that are applied to provide annuity payments under an annuity payment option will be treated as a withdrawal for purposes of adjusting the benefit base, enhancement base, and GAI. Be sure to read the section entitled "Annuitization Benefits and Options" if you are considering annuitizing your contract.

If annuity payments are required to begin and the oldest annuitant is a Designated Life, the MyPath Ascend rider allows you to elect from an additional annuity payment option to receive an annual amount equal to the GAI at any frequency offered by us, but at least annually, until the death of the Designated Life for MyPath Ascend -- Single and of both Designated Lives for MyPath Ascend -- Joint. Annuity payments are required to begin on the maturity date. Please see the section entitled "Electing the Retirement Date and Annuity Option" for further details on the maturity date and the required beginning of annuity payments.

Spousal Continuation (for MyPath Ascend -- Joint)

For MyPath Ascend -- Joint, if a Designated Life dies and the surviving spouse continues the contract, this rider may also be continued if the surviving spouse (as defined by federal law) is also a Designated Life and this rider is in effect at the time of contract continuation. If the surviving spouse elects to continue the contract and this rider, he or she will continue to be subject to the MyPath Ascend -- Joint rider charge, and any future GAI calculations will be based on the life of the surviving spouse as the sole Designated Life. The MyPath Ascend -- Joint option is not beneficial to the Joint Designated Life unless he or she is recognized as a spouse under federal law. Consult your tax advisor prior to purchasing this rider if you have questions about your spouse's status under federal law.

Impact of Divorce

For MyPath Ascend -- Single, if the Designated Life is removed as the owner of the contract (or annuitant, in the case of an owner that is not a natural person), due to a divorce or qualified dissolution order, the rider will terminate.

For MyPath Ascend -- Joint, if a Designated Life is removed from the contract due to a divorce or qualified dissolution order, any future GAI calculations will be based on the life of the remaining Designated Life. The rider charge and all terms of this rider will continue to be based on the joint version of the rider even though benefits are provided for only one Designated Life.


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Rider Termination

Once you elect the MyPath Ascend rider, you may not elect to cancel it.

The rider will automatically terminate at the earliest of:

   (a) For MyPath Ascend -- Single and MyPath Ascend -- Joint:

       (1) termination or surrender of the contract (Note -- a withdrawal that reduces the contract value to zero and causes the cumulative withdrawals for the contract year to exceed the greater of the GAI or RMD applicable at the time of the withdrawal is considered a surrender of the contract); or

       (2) the annuity commencement date where all remaining amount available has been applied to provide annuity payments; or

       (3) the date of an ownership change or assignment under the contract unless:

           (i) the new owner assumes full ownership of the contract and is essentially the same person (this includes, but is not limited to: for MyPath Ascend -- Single, the change from individual ownership to a revocable trust for the benefit of such individual owner, and, for MyPath Ascend -- Joint, the change from joint ownership to ownership by the surviving spouse when one of them dies or an owner is removed due to a divorce or qualified dissolution order); or

           (ii)the assignment is for the purposes of effectuating a 1035 exchange of the contract; or

   (b) for MyPath Ascend -- Single:

       (1) the date we receive due proof of death of the Designated Life; or

       (2) the date the Designated Life is removed as a contract owner (or annuitant, in the case of an owner that is not a natural person), due to a divorce or qualified dissolution order; or

   (c) for MyPath Ascend -- Joint:

       (1) the date we receive due proof of death of the last remaining Designated Life; or

       (2) the date any death benefits are paid as a lump sum under the terms of the contract.

Upon termination of this rider, the benefits and charges within this rider will terminate. A proportionate amount of the rider charge will be deducted upon termination of this rider or surrender of the contract.


Guaranteed Minimum Income Benefit (GMIB) Option

Effective October 4, 2013, this option is no longer available.

This optional rider is designed to provide a guaranteed minimum fixed annuity payment during the payout phase of your contract to protect against negative investment performance during the accumulation phase. It does not however, guarantee an investment return or any minimum contract value. The GMIB annuity payout rates are conservative so the annuity payments provided by this rider may be less than the same annuity payment option available under the base contract, even if the benefit base (described below) is greater than the contract value. All requests to elect this option must be in writing on a form provided by us. You should also consider the following before electing this option:

  . Unlike GLWB and other "lifetime withdrawal benefit" riders which may allow you to take a certain amount of withdrawals without reducing the benefit you receive under

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     the rider, all withdrawals under the GMIB rider reduce the benefit you receive from the rider. See the benefit base description below for additional details on how withdrawals impact the benefit base.

  . The GMIB is an annuitization benefit, not a withdrawal benefit. If you do not intend to annuitize your contract, you will not utilize the guaranteed fixed annuity benefit this option provides. If you do not intend to annuitize your contract, this option may not be appropriate for you.

  . If you anticipate having to make numerous withdrawals from the contract, the GMIB rider may not be appropriate.

  . If your contract is not eligible for the automatic payment phase (described below), any withdrawal or charge that reduces your contract value to zero terminates the rider and the contract.

  .  Once you elect this option you may not cancel it.

  . After the first contract year following the GMIB effective date, purchase payments are limited to a cumulative total of $25,000, without our prior consent. This restriction does not apply to purchase payments made during the first contract year.

  . You may only elect this option at contract issue. The option will be effective on the issue date.

  . The youngest contract owner (or annuitant, if a non-natural contract owner) must be at least age 45 at the time the rider is issued, in order to elect this option.

  . The oldest contract owner (or annuitant, if a non-natural contract owner) must be under age 76 at the time the rider is issued, in order to elect this option.

  . You may not elect this option if you have selected the Premier II Death Benefit, Premier Death Benefit, Estate Enhancement Benefit II, Estate Enhancement Benefit or in combination with any other living benefit rider.

  . If at some point we no longer offer this rider, we reserve the right to increase the rider charge to an amount that will not exceed the maximum annual rider charge.

  . Your entire contract value must be allocated to an allocation plan approved by us while this option is in effect.

  . This rider may not be purchased for a "stretch" IRA or other "decedent" type account and may not be available in every state.

The Benefit

This rider guarantees that on any benefit date (described below), your minimum monthly fixed annuity payment will not be less than the Guaranteed Minimum Income Benefit (GMIB). The GMIB is the fixed annuity payment amount calculated by multiplying the benefit base (described below), adjusted for any applicable premium tax not previously deducted from purchase payments, by the Guaranteed Minimum Income Benefit rates provided with the rider. Please note -- some states impose a premium tax on amounts used to provide annuity payments. These taxes are deducted at annuitization from the amount available to provide annuity payments. This GMIB rider does not guarantee an investment return or any minimum contract value. See Appendix I for numerical examples of the GMIB rider.

If the owner is a natural person, the owner must also be named as an annuitant. If the owner of this contract is other than a natural person, such as a trust or other similar entity, the rider guarantees and benefits will be based on the life of the annuitant(s).

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The Benefit Dates

The benefit dates begin the period of time during which you may exercise the benefit. The benefit dates for this rider are:

    (a)the later of the 10/th/ contract anniversary following the rider effective date or the 10/th/ contract anniversary following the last optional reset (described below), or

    (b)any contract anniversary subsequent to the date described in "a", but prior to the contract anniversary following the oldest owner's 90/th/ birthday or the rider's termination.

Exercising the Benefit

To exercise this benefit, you must elect to receive the GMIB provided by this rider on or during the 30-day period immediately following the benefit date. You may not elect a partial annuitization of the benefit base. You may however, elect a partial annuitization of the contract value but while this rider is in effect, a partial annuitization will be treated as a withdrawal for the purpose of this rider. This means the contract value amount converted to annuity payments will reduce the benefit base as if that amount was a withdrawal. See the sections below entitled 'Benefit Base' and 'Withdrawals' for a complete description of how withdrawals impact the benefit base.

The fixed annuity payment amount will be the greater of:

    (a)the fixed annuity payment calculated under the terms of this rider based on the annuity payment option selected by the contract owner; or

    (b)the fixed annuity payment calculated under the terms of the base contract based on the same annuity payment option selected by the contract owner.

The GMIB annuity payout rates are conservative so the annuity payments provided by this rider may be less than the same annuity payment option available under the base contract, even if the benefit base is greater than the contract value.

Benefit Base

The benefit base is equal to the greater of the Highest Anniversary Value or the Roll-up Value, both of which are described in detail below. The benefit base is subject to a maximum of $5,000,000. It is important to remember, neither this rider nor the benefit base guarantee an investment return or any minimum contract value.

Highest Anniversary Value

The initial Highest Anniversary Value is equal to purchase payment(s) applied on the contract date. During each contract year, the Highest Anniversary Value will increase by any purchase payments received and will be adjusted, on a pro rata basis, for amounts withdrawn from the contract. The pro rata adjustment will reduce the Highest Anniversary Value by the same proportion that the amount withdrawn bears to the contract value immediately prior to the withdrawal. The use of pro rata calculations to reflect withdrawals will increase the reduction in the Highest Anniversary Value when the contract value is below the Highest Anniversary Value.

On every subsequent contract anniversary, up to and including the contract anniversary following the oldest contract owner's 80/th /birthday, if the contract value is greater than the current Highest Anniversary Value, the Highest Anniversary Value will be set to the contract value. Keep in mind, applicable deferred sales charges reduce the Highest Anniversary Value at the time of the withdrawal and while other contract charges do not directly reduce the Highest Anniversary Value, they do reduce

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the contract value which may reduce the amount by which the Highest Anniversary
Value increases on future contract anniversaries.

Roll-up Value

The initial Roll-up Value is equal to purchase payment(s) applied on the contract date. Thereafter, the Roll-up Value is equal to the initial Roll-up Value, increased for purchase payments, and decreased for any withdrawals as described below, accumulated with interest at an annual effective rate of 5% through the contract anniversary following the oldest owner's 80/th/ birthday.

Any amount withdrawn in a single contract year which is less than or equal to the greater of the 5% of the Roll-up Value as of the prior contract anniversary, or the Required Minimum Distribution (RMD) amount, as described below, will reduce the Roll-up Value by the amount of the withdrawal. This is commonly referred to as a dollar-for-dollar withdrawal treatment.

If a withdrawal causes the cumulative withdrawals for the contract year to exceed the greater of 5% of the Roll-up Value as of the prior contract anniversary, or the RMD amount, the entire withdrawal amount will reduce the Roll-up Value on a pro rata basis. The pro rata reduction will reduce the Roll-up Value by the same proportion that the amount withdrawn bears to the contract value immediately prior to the withdrawal. This means that for each withdrawal causing the cumulative withdrawals for the year to exceed the greater of 5% of the Roll-up Value or RMD amount, the lower the contract value, the greater the reduction in the benefit base. Keep in mind, applicable deferred sales charges reduce the Roll-up Value at the time of the applicable withdrawal.

Required Minimum Distribution (RMD)

For purposes of this rider, the RMD amount is the amount needed, based on the value of this contract, to meet any required minimum distribution requirement pursuant to the Internal Revenue Code, as amended from time to time, and the regulations promulgated thereunder. Contracts to which RMD applies include those issued pursuant to a retirement plan under the provisions of Section 401, 403, 404, 408, or 457 of the Internal Revenue Code. Amounts withdrawn in excess of the RMD may result in a pro rata adjustment as described above.

Under the Internal Revenue Code, RMDs are calculated and taken on a calendar
(tax) year basis. Under this rider, the Roll-up Value dollar-for-dollar withdrawal treatment is based on the contract year. Because the intervals for dollar-for-dollar withdrawal treatment and the RMD are different, the timing of withdrawals may be more likely to result in a pro rata reduction of the Roll-up Value and therefore a reduced benefit. Taking RMD withdrawals on the same frequency and at the same time each year will help to avoid a pro rata adjustment to the Roll-up Value.

For a contract which is part of a qualified plan or IRA, any withdrawal that causes the cumulative withdrawals for the contract year to exceed the greater of the RMD applicable at the time of the withdrawal or 5% of the Roll-up Value as of the prior contract anniversary, will reduce the Roll-up Value on a pro rata basis, as opposed to a dollar-for-dollar basis. Below is an example of how this would apply.

Assume an IRA with a contract year of April 1 to March 31, and there are no withdrawals other than as described. Five percent of the Roll-up Value as of the prior contract anniversary (April 1, 2009) is $5,000. The RMDs for calendar years 2009 and 2010 are $6,000 and $8,000, respectively. If the owner withdraws $1,500 in each of the last three quarters of calendar year 2009 and $2,000 in the first quarter of calendar year 2010, then the owner will have withdrawn $6,500 for the 2009 contract year (April 1 to March 31). However, since the sum of the owner's withdrawals for the 2009 contract year is less than the RMD applicable at the time of the withdrawal (i.e., $8,000), all of that year's withdrawals would reduce the Roll-up Value on a dollar-for-dollar basis.

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Consider another example using the same assumptions in the paragraph above, but instead of the contract owner taking the $2,000 withdrawal in the first quarter of 2010 he or she takes it in the last quarter of 2009. In that case, the withdrawals for the contract year (i.e. $6,500) exceed the applicable RMD at the time of the withdrawal (i.e. $6,000) and the entire $2,000 withdrawal is subject to pro rata withdrawal treatment. Note--the last withdrawal makes the total withdrawals for the year exceed the RMD amount.

Withdrawals

If you are considering purchasing this optional rider, please remember these important details:

  . Unlike GLWB and other "lifetime withdrawal benefit" riders which may allow you to take a certain amount of withdrawals without reducing the benefit you receive under the rider, all withdrawals under the GMIB rider reduce the benefit you receive from the rider. See the benefit base description above for additional details on how withdrawals impact the benefit base.

  . Withdrawals under this contract option are treated like any other contract withdrawals for the purposes of deferred sales charges, reducing the contract value, free withdrawal amounts, or any other contract features impacted by a withdrawal and may have tax consequences.

  . While this rider is in effect, a partial annuitization will be treated as a withdrawal for the purpose of reducing the benefit base. This means the contract value amount converted to annuity payments will reduce the benefit base as if that amount was a withdrawal. See the sections below entitled 'Benefit Base' for a complete description of how withdrawals impact the benefit base.

  . Withdrawals reduce the Highest Anniversary Value on a pro rata basis. With the exception of withdrawals subject to dollar-for-dollar treatment, withdrawals also reduce the Roll-up Value on a pro rata basis. This means that for each pro rata withdrawal, the lower the contract value, the greater the reduction in the benefit base. See the section above entitled 'Benefit Base' for a complete description of when dollar-for-dollar or pro rata withdrawal treatment applies to the Roll-up Value.

  . Withdrawals may only be taken prior to annuitizing the contract. You will begin to receive the GMIB benefit when the contract is annuitized. Thus, once you elect to receive the GMIB benefit, you may no longer take withdrawals from the contract.

If you choose the Focused Portfolio Strategies or the CustomChoice Allocation Option, withdrawals will be deducted from the sub-accounts of the variable annuity account on a pro rata basis relative to the contract value. If you choose the other allowable allocation options, you may take a withdrawal from any allowable sub-account in any proportion.

Subsequent Purchase Payments

Purchase Payments after the first contract year following the rider effective date are limited to a cumulative total of $25,000 without our prior consent.

Optional Reset of the Roll-up Value

Beginning with the third contract anniversary following the rider effective date you may elect to reset the Roll-up Value. Upon reset, the Roll-up Value will be set equal to the contract value on the date of reset. The last date on which you can elect a reset is the contract anniversary following the oldest owner's 80/th/ birthday. A reset can only occur on a contract anniversary if the contract value is greater than the Roll-up Value at the time of reset. No reset will be made unless we receive your written request to elect the reset within 30 days prior to the applicable contract anniversary. Please note: If

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you elect to reset, the next available benefit date will be the 10/th/ contract anniversary following the date of the reset. In that case, you will not be able to exercise the GMIB until that benefit date. You may still elect to annuitize under the base contract at any time, however, you will not be able to utilize the benefit provided by this rider until the next benefit date.

Upon reset, the rider charge will be changed to the then-current charge and a new three year period will be required before another reset may be elected. If the rider charge increases it will not exceed the current rider charge for new issues or the maximum charge.

Automatic Payment Phase

Your contract will enter the automatic payment phase if your contract value falls to zero immediately after a withdrawal or charge at any point prior to the earliest benefit date. If your contract enters the automatic payment phase, the benefit base will be applied to provide monthly annuity payments under a Life with a Period Certain of 60 months option based on the age of the oldest annuitant unless you select a different annuity payment option under this rider as described below. We will notify you by letter that your contract has entered the automatic payment phase and offer you the opportunity to choose from the allowable annuity payment options. If we receive a withdrawal request that would result in your contract entering the automatic payment phase, we will notify you and offer you the opportunity to cancel the withdrawal. Your contract is not eligible for the automatic payment phase if in the year in which your contract value falls to zero immediately after a withdrawal or charge, or in any prior contract year, the cumulative withdrawals for the contract year exceed the greater of 5% of the Roll-up Value as of the prior contract anniversary or the RMD amount. In the unlikely event your contract value falls to zero due solely to market performance and not due to a withdrawal or charge, your contract will not be eligible for the automatic payment phase. If your contract is not eligible for the automatic payment phase, any withdrawal or charge that reduces your contract value to zero terminates the rider and the contract.

Annuity Payment Options

You may not elect a partial annuitization of the benefit base under this rider. You may however, partially annuitize your contract value while this rider is in effect, but the partial annuitization will be treated as a withdrawal for the purpose of reducing the benefit base. See the section above entitled 'Benefit Base' for a detailed description of how a partial annuitization will impact the benefit base.

You may elect the GMIB to be paid under one of the following annuity payment options:

  . Life Annuity -- annuity payments payable for the lifetime of the annuitant, ending with the last annuity payment due prior to the annuitant's death.

  . Life with a Period Certain of 60 Months -- annuity payments payable for the lifetime of the annuitant; provided, if the annuitant dies before annuity payments have been made for the entire period certain, annuity payments will continue to the beneficiary for the remainder of the period.

  . Joint Life with 100% to Survivor -- annuity payments payable for the joint lifetimes of the annuitant and designated joint annuitant. The annuity payments end with the last annuity payment due before the survivor's death.

  . Joint Life with 100% to Survivor with a Period Certain of 60 Months -- annuity payments payable for the joint lifetimes of the annuitant and joint annuitant; provided, if both annuitants die before annuity payments have been made for the entire period certain, annuity payments will continue to the beneficiary for the remainder of the period.

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If a single life option is chosen and joint owners are named, monthly fixed annuity payments will be made for the lifetime of the oldest joint owner. You may name a joint annuitant on the benefit date for purposes of a Joint Life option provided the joint annuitant is your spouse or the difference in ages of the annuitants is no more than 10 years.

Annuity payments will be made on a monthly basis, unless we agree to another payment frequency. If the amount of the benefit base is less than $5,000, we reserve the right to make one lump sum payment in lieu of annuity payments. If the amount of the first annuity payment is less than $150, we may reduce the frequency of annuity payments to meet this minimum payment requirement.

Contract Value Allocation Plan

While this rider is in effect, the full contract value must be allocated to the sub-accounts of the variable annuity account according to an allocation plan approved by us for use with this rider. The approved allocation plans currently include:

    (a)100% allocation to an allowable Focused Portfolio Strategy;

    (b)100% allocation among allowable sub-accounts; or

    (c)100% allocation to the CustomChoice Allocation Option

(a) Current allowable Focused Portfolio Strategies include: Income Portfolio, Income and Growth Portfolio, and Conservative Growth Portfolio. The Focused Portfolio Strategies are discussed in the section entitled "Focused Portfolio Strategies or Models" in this Prospectus. You may also ask your representative for additional details regarding these models. In the Focused Portfolio Strategies, the contract value will be automatically rebalanced each calendar quarter according to the model you currently have chosen.

(b) Current allowable sub-accounts: When you elect this rider, only certain sub-accounts are available to you for allocation of your funds outside of the allowable Focused Portfolio Strategy and the CustomChoice Allocation Option. These are referred to as "allowable sub-accounts." The allowable sub-accounts currently include:

   .  AB Dynamic Asset Allocation         .  PIMCO VIT Global Diversified
      Portfolio                              Allocation Portfolio
   .  Goldman Sachs VIT Global Trends     .  SFT Dynamic Managed Volatility
      Allocation Fund                        Fund
   .  Ivy VIP Pathfinder Moderate --      .  SFT Managed Volatility Equity
      Managed Volatility                     Fund
   .  Morningstar Balanced ETF Asset      .  TOPS(R) Managed Risk Balanced
      Allocation Portfolio                   ETF Portfolio
   .  Morningstar Conservative ETF        .  TOPS(R) Managed Risk Flex ETF
      Asset Allocation Portfolio             Portfolio
   .  Morningstar Income and Growth       .  TOPS(R) Managed Risk Growth ETF
      ETF Asset Allocation Portfolio         Portfolio
                                          .  TOPS(R) Managed Risk Moderate
                                             Growth ETF Portfolio

Each of the Morningstar ETF Asset Allocation Portfolios and the TOPS(R) ETF Managed Risk Portfolios is a Fund of Funds. Each portfolio invests in underlying exchange traded funds, also called "ETFs". The risks and objectives of each allowable sub-account are described in detail that sub-account's prospectus which is part of the underlying funds prospectus.

(c) The CustomChoice Allocation Option: This option requires that you allocate purchase payments or your contract value among a number of allocation "groups" according to specific percentage limitations. There are also percentage allocation limitations for the individual funds within each group.

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If you elect the CustomChoice Allocation Option, your contract value will be automatically rebalanced each quarter. The allocation groups, allocation limitations, details on automatic rebalancing, and a complete description of the CustomChoice Allocation Option are described in detail in this Prospectus in the section entitled 'Description of the Contract.'

The allowable Focused Portfolio Strategies, allowable sub-accounts and CustomChoice Allocation Option are each designed to provide different asset allocation options to you, with differing risk characteristics and objectives. In selecting an allocation option you should consider your personal objectives, investment time horizons, risk tolerance and other financial circumstances. You may also wish to ask your representative for assistance in selecting an option. Asset allocation does not ensure a profit or protect against a loss in a declining market. The purpose of the investment restriction is to reduce the volatility in investment performance and such reduced volatility may reduce the return on your investments. As a result, the investment restriction may lessen the likelihood that you will receive benefits under the optional rider that are in excess of your contract value.

You may reallocate the full contract value from the current allocation plan to another available allocation plan approved by us for use with this rider. Any reallocation request must be received in our home office by written request or other form acceptable to us. The reallocation will be effective on the valuation date coincident with or next following the day we receive the complete request at our home office. We reserve the right to add, delete, or modify allocation plans at any time. In the event you make an additional purchase payment or request a transfer to an allocation plan that is no longer available, you will be required to provide a new allocation to one of the allocation plans available at the time of your request. We are currently waiving this requirement with respect to additional purchase payments to the contract. If you do not make an additional purchase payment and you do not request a transfer to an allocation plan that is no longer available, you will not be impacted by the addition, deletion, or modification of the allocation plan.

Spousal Continuation

If the contract owner dies and the contract to which this rider is attached is continued on the life of the contract owner's spouse (as defined by federal law) pursuant to Internal Revenue Code Section 72(s) and the terms of the contract, the rider will continue with the surviving spouse as owner and annuitant for purposes of this benefit.

Spousal continuation will not affect the benefit base calculation or the initial benefit date; however, the new annuitant's age will be used to determine the amount of fixed annuity payment available under this rider.

Rider Termination

This rider will terminate upon the earliest of:

    (a)the contract anniversary following the oldest owner's 90/th/ birthday; or

    (b)termination or surrender of the contract, other than due to a withdrawal or charge that triggers the automatic payment phase of this rider (If your contract is not eligible for the automatic payment phase, any withdrawal or charge that reduces your contract value to zero terminates the rider and the contract.); or

    (c)any change of owner or joint owner after the rider effective date; or, in the case of a non-natural owner, any change of annuitant, other than the addition of a joint annuitant as provided for under annuity payment options, after the rider effective date; or

    (d)the annuity commencement date where all remaining amount available has been applied to provide annuity payments; or

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    (e)the death of the owner or joint owner (or annuitant if the owner is non-natural) unless the contract is continued subject to the spousal continuation provision; or

    (f)the date the GMIB is exercised.

Upon termination of this rider, the benefits and charges within this rider will terminate. A pro rata amount of the rider charge will be deducted upon termination of the rider or surrender of the contract.

Encore Lifetime Income-Single (Encore-Single) Option

Effective October 4, 2013, this option is no longer available.

Encore-Single is a guaranteed lifetime withdrawal benefit. This optional rider is designed to provide a benefit that guarantees the contract owner a minimum annual withdrawal amount (Guaranteed Annual Income (GAI), described below) beginning on the benefit date and continuing over the contract owner's life, regardless of underlying sub-account performance. The amount received will be in the form of a withdrawal of contract value if the contract value is greater than zero or in the form of annuity payments if the contract value is zero. See Appendix J for examples of how this rider works.

Encore-Single does not guarantee investment gains or a minimum contract value. Because the GAI is paid in the form of a withdrawal until your contract value reaches zero, our obligation to pay you more than your contract value will only arise if your entire contract value has been exhausted. You can take withdrawals from your contract without electing this option. You should also consider the following:

  . Election of this rider may or may not be beneficial to you. Since this benefit is accessed through withdrawals from the contract, if you do not intend to take withdrawals from the contract, then this rider is generally not appropriate for you.

  . Withdrawals under this rider are treated like any other contract withdrawal for the purposes of deferred sales charges, reducing the contract value, free withdrawal amounts or any other contract feature impacted by a withdrawal.

  . If available, you may elect this rider at the time the contract is issued or within 30 days prior to any contract anniversary as long as this benefit is available for purchase by new customers. The rider will be effective on either the rider issue date, if elected at the time the contract is issued, or the contract anniversary immediately following election, also known as the Encore-Single effective date.

  . If you take withdrawals prior to the benefit date (described below) or in excess of the GAI (described below), you will reduce the benefit you receive and may prematurely terminate the contract and the rider.

  . Beginning 7 years after the Encore-Single effective date, you may elect to terminate this rider by sending us written notice within 30 days prior to any contract anniversary. Termination will be effective on the contract anniversary date immediately following the date you provide notice of termination.

  . The oldest contract owner (or annuitant, if a non-natural contract owner) must be age 80 or younger at the time the rider becomes effective.

  . Your entire contract value must be allocated to an allocation plan approved by us for use with this rider while this rider is in effect.

  . You may not elect this rider if you have selected the Premier II Death Benefit, Premier Death Benefit, Estate Enhancement Benefit II, Estate Enhancement Benefit or in combination with any other living benefit.

  . After the first contract year following the Encore-Single effective date, purchase payments are limited to a cumulative total of $25,000, without our prior consent.

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  .  This rider may not be purchased for a "stretch" IRA or other "decedent"
     type account. These terms refer to contracts which, pursuant to current federal tax laws, may be continued by a decedent's named beneficiary.

The Benefit

This rider guarantees that in each contract year, beginning on the benefit date (described below), you may elect to receive an amount up to the Guaranteed Annual Income (GAI) until the contract owner's death (or in the case of joint owner's, until the first death). The amount received will be in the form of a withdrawal of contract value, if available, or in the form of annuity payments. If you take withdrawals in a single contract year in excess of the GAI it may result in a reduced GAI, as described below. The method used to calculate the GAI is described below. Several examples to help show how this rider works are included in Appendix J.

The Benefit Date

The benefit date is the date on which you may begin to receive the GAI. The benefit date is the later of the contract anniversary following the 59th birthday of the oldest owner (or the oldest annuitant, in the case of a non-natural owner) or the Encore-Single effective date. The Encore-Single effective date is the rider issue date, if the rider is elected at issue, or the contract anniversary immediately following election.

Calculating the Benefit Base

Initial Benefit Base

The initial benefit base will be set to the initial purchase payment if this rider is added when your contract is issued. If it is added on a subsequent contract anniversary, the initial benefit base will be equal to the contract value on the Encore-Single effective date. Subsequent purchase payments will increase the benefit base and subsequent withdrawals will decrease the benefit base as described below. The benefit base is subject to a maximum of $5,000,000.

Benefit Base Reset

On each reset date the benefit base will be increased to the contract value if the contract value is greater than the benefit base. The reset dates are the one year anniversary of the Encore-Single effective date and each subsequent one year anniversary. On each reset date, if the rider charge applicable to new customers purchasing Encore-Single exceeds your current rider charge and the benefit base increases, we reserve the right to increase the charge for your rider. The rider charge following the increase will not exceed the current rider charge for new issues which may equal the maximum annual rider charge. If we are no longer issuing this rider, we reserve the right to increase the rider charge to an amount that will not exceed the maximum annual rider charge. The increase will take effect on the date of the next benefit base reset following the date we increase the rider charge. See the section of this Prospectus entitled 'Contract Charges and Fees' for additional details on the charges for this rider.

You may elect to decline the rider charge increase. Declining the rider charge increase will result in no increase to the benefit base. You will be notified in writing a minimum of 30 days prior to the reset date that you may decline the rider charge increase. If you elect to decline the rider charge increase, you must provide a written request to us no less than seven calendar days prior to the reset date. Once you notify us of your decision to decline the rider charge increase, you will no longer be eligible for future benefit base increases until you provide a written request that you wish to reinstate benefit base increases. Any reinstatement request will take effect at the next reset date and your contract will be subject to current charges, not to exceed the maximum annual rider charge.

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Benefit Base Enhancement

On each contract anniversary prior to the first withdrawal, for a period up to 10 years following the Encore-Single effective date, we will take the benefit base from the prior contract anniversary, plus any purchase payments made during the contract year, and increase that amount by 5%. If the resulting amount is greater than the current benefit base it will become the new benefit base. Because rider charges apply to the greater of the benefit base or contract value, the benefit base enhancement may result in an increased rider charge if the benefit base is greater than the contract value as a result of the enhancement.

Calculating the GAI

The initial GAI will be equal to the benefit base on the Encore-Single effective date multiplied by the annual income percentage (described below) based on the age of the oldest owner (or annuitant in the case of a non-natural owner) as of the Encore-Single effective date.

On each reset date the GAI will be reset to the greater of (a) or (b) where:

    (a) is the GAI immediately prior to the reset date, and

    (b) is equal to (1) multiplied by (2) where:

       (1) is the benefit base on the reset date, and

       (2) is the annual income percentage based on the age of the oldest owner (or annuitant in the case of a non-natural owner) as of the reset date.

The reset dates are the one year anniversary of the Encore-Single effective date and each subsequent one year anniversary. Subsequent purchase payments and withdrawals will adjust the GAI as described below. See Appendix J for examples of how the GAI is calculated.

The Annual Income Percentage

The annual income percentage is multiplied by the benefit base to determine the GAI. The annual income percentage is determined based on the age of the oldest owner on the rider effective date, date of the purchase payment or reset date. If the owner of this contract is other than a natural person, such as a trust or other similar entity, the annual income percentage is determined based on the age of the oldest annuitant.

                         Age        Annual Income Percentage
                         ---        ------------------------
                    through age 64            4.0%
                       65 - 79                5.0%
                         80+                  6.0%

See Appendix J for examples of how the annual income percentage is used to determine the GAI.

GAI Adjustment for Subsequent Purchase Payments

This adjustment is not calculated in the same manner as a benefit base reset. The benefit base will be increased by the amount of any subsequent purchase payments. The GAI will also be increased by the amount of the subsequent purchase payment multiplied by the applicable annual income percentage shown above based on the age of the oldest owner (or annuitant in the case of a non-natural owner) as of the date the purchase payment is credited to the contract. We may limit subsequent purchase payments after the first contract year following the Encore-Single effective date to a cumulative total of $25,000, without our prior consent. See Appendix J for examples of how the GAI is adjusted for subsequent purchase payments.

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Withdrawals

  . Withdrawals taken prior to the benefit date will reduce the guarantees provided under this rider, as described below.

  . A withdrawal which causes the cumulative withdrawals for the contract year to exceed the greater of the GAI or RMD applicable at the time of the withdrawal and which reduces the contract value to zero is considered a surrender of the contract. In this event the contract is not eligible for the automatic payment phase and the contract and rider will terminate.

  . Withdrawals may be taken in a lump sum, in multiple withdrawals or on a systematic withdrawal basis, as allowed by your contract.

  . Withdrawals under this rider are treated like any other contract withdrawals for the purposes of deferred sales charges, reducing the contract value, free withdrawal amounts, or any other contract features impacted by a withdrawal and may have tax consequences.

  . If you decide to apply an amount less than the entire contract value to provide annuity payments under an annuity payment option, that amount will be treated as a withdrawal for the purposes of adjusting the benefit base and GAI. Be sure to read the section entitled "Annuitization Benefits and Options" if you are considering annuitizing your contract.

  . Any provision in your annuity requiring there be a minimum contract value following any withdrawal is waived while this rider is in effect.

If you choose the Focused Portfolio Strategies or the CustomChoice Allocation Option, withdrawals will be deducted from the sub-accounts of the variable annuity account on a pro rata basis relative to the contract value. If you choose the other allowable allocation option, you may take a withdrawal from any allowable sub-account in any proportion.

Adjustment for Withdrawals Taken Prior to the Benefit Date

If you take withdrawals from your contract prior to the benefit date, it will cause both the benefit base and the GAI to be recalculated and reduced. The benefit base will be reduced by an amount equal to (a) multiplied by (b) divided by (c) where:

    (a) is the benefit base immediately prior to the withdrawal,

    (b) is the amount of the withdrawal, and

   (c) is the contract value immediately prior to the withdrawal.

The GAI will be equal to (a) multiplied by (b) where:

   (a) is the benefit base following the withdrawal (i.e., the result of the benefit base recalculation above), and

   (b) is the annual income percentage based on the applicable age as of the date of the withdrawal.

Adjustment for Withdrawals After the Benefit Date

Each contract year after the benefit date you may withdraw an amount less than or equal to the GAI or, if the contract is part of a tax qualified plan, the Required Minimum Distribution (RMD) for this contract, whichever is greater. These withdrawals will immediately reduce the contract value and benefit base by the amount of the withdrawal, but will not reduce the GAI. If withdrawals in any contract year are less than the GAI, the remaining GAI may not be carried forward to future contract years.

Any amount you withdraw in a single contract year after the benefit date which is in excess of the greater of the GAI or RMD amount will cause the benefit base and GAI to be recalculated. The benefit base will be recalculated on a pro rata basis. This means that the lower the contract value is relative to the benefit base, the greater the reduction in the benefit base. The recalculation is as follows:

The benefit base will be reduced by an amount equal to (a) multiplied by (b) divided by (c) where:

   (a) is the benefit base immediately prior to the excess portion of the withdrawal,

   (b) is the amount of the excess withdrawal, and

   (c) is the contract value immediately prior to the excess portion of the withdrawal.

The GAI will be reduced by an amount equal to (a) multiplied by (b) divided by
(c) where:

   (a) is the GAI prior to the withdrawal,

   (b) is the amount of the excess withdrawal, and

   (c) is the contract value immediately prior to the excess portion of the withdrawal.

See Appendix J for examples demonstrating adjustments to the benefit base and GAI for withdrawals after the benefit date.

For purposes of this rider, the RMD amount is equal to the amount needed based on the value of your contract to meet any required minimum distribution requirement pursuant to the Internal Revenue Code, as amended from time to time, and the regulations promulgated thereunder. Applicable contracts include those issued pursuant to a retirement plan under the provisions of Sections 401, 403, 404, 408, or 457 of the Internal Revenue Code. Amounts withdrawn in excess of the RMD may be treated as an excess withdrawal as described above.

Under the Internal Revenue Code, RMDs are calculated and taken on a calendar year basis. Under this optional rider, the GAI is based on contract year. Because the intervals for the GAI and RMD are different, withdrawals may be more likely to result in a reduction of the GAI and therefore a reduced benefit. For a contract which is part of a qualified plan or IRA, if the sum of the withdrawals in a contract year exceeds the greater of the RMD applicable at the time of the withdrawal or the GAI for that contract year, then the benefit base and GAI would be recalculated, as described above. Below is an example of how this would apply.

Assume an IRA with a contract year of April 1 to March 31, and there are no withdrawals other than as described. The GAI for the 2010 contract year ending March 31, 2011 is $5,000. The RMDs for calendar years 2010 and 2011 are $6,000 and $8,000, respectively. If the owner withdraws $1,500 in each of the last three quarters of calendar year 2010 and $2,000 in the first quarter of calendar year 2011, then the owner will have withdrawn $6,500 for the 2010 contract year (April 1 to March 31). Since the sum of the owner's withdrawals for the 2010 contract year is less than the RMD applicable at the time of the withdrawal (i.e., $8,000) the GAI would not be recalculated.

Consider another example using the same assumptions in the paragraph above, but instead of the contract owner taking the $2,000 withdrawal in the first quarter of 2011, he or she takes it in the last quarter of 2010. In that case, the withdrawals for the contract year (i.e., $6,500) exceed the applicable RMD at the time of the withdrawal (i.e., $6,000) and the GAI would be recalculated according to the calculations set forth above for withdrawals in excess of the greater of the GAI or RMD. Note -- the last withdrawal makes the total withdrawals for the year exceed the RMD amount. See Example #6 of Appendix J for an example of how an excess withdrawal is calculated.

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

Contract Value Allocation Plan

While this rider is in effect, the full contract value must be allocated to the sub-accounts of the variable annuity account according to an allocation plan approved by us for use with this rider. The approved allocation plans currently include:

   a)  100% allocation to an allowable Focused Portfolio Strategy;

   b)  100% allocation among allowable sub accounts; or

   c)  100% allocation to the CustomChoice Allocation Option

a) Current allowable Focused Portfolio Strategies include: Income Portfolio, Income, and Growth Portfolio, and Conservative Growth Portfolio. The Focused Portfolio Strategies are discussed in the section entitled "Focused Portfolio Strategies or Models" in this Prospectus. You may also ask your representative for additional details regarding these models. In the Focused Portfolio Strategies the contract value will be automatically rebalanced each calendar quarter according to the model you currently have chosen.

b) Current allowable sub-accounts: When you elect this rider, only certain sub-accounts are available to you for allocation of your funds outside of the allowable Focused Portfolio Strategy and the CustomChoice Allocation Option. These are referred to as "allowable sub-accounts." The allowable sub-accounts currently include:

   .  AB Dynamic Asset Allocation         .  PIMCO VIT Global Diversified
      Portfolio                              Allocation Portfolio
   .  Goldman Sachs VIT Global Trends     .  SFT Dynamic Managed Volatility
      Allocation Fund                        Fund
   .  Ivy VIP Pathfinder Moderate --      .  SFT Managed Volatility Equity
      Managed Volatility                     Fund
   .  Morningstar Balanced ETF Asset      .  TOPS(R) Managed Risk Balanced
      Allocation Portfolio                   ETF Portfolio
   .  Morningstar Conservative ETF        .  TOPS(R) Managed Risk Flex ETF
      Asset Allocation Portfolio             Portfolio
   .  Morningstar Income and Growth       .  TOPS(R) Managed Risk Growth ETF
      ETF Asset Allocation Portfolio         Portfolio
                                          .  TOPS(R) Managed Risk Moderate
                                             Growth ETF Portfolio

Each of the Morningstar ETF Asset Allocation Portfolios and the TOPS(R) ETF Managed Risk Portfolios is a Fund of Funds. Each portfolio invests in underlying exchange traded funds, also called "ETFs". The risks and objectives of each allowable sub-account are described in detail that sub-account's prospectus which is part of the underlying funds prospectus.

c) The CustomChoice Allocation Option: This option requires that you allocate purchase payments or your contract value among a number of allocation "groups" according to specific percentage limitations. There are also percentage allocation limitations for the individual funds within each group. If you elect the CustomChoice Allocation Option, your contract value will be automatically rebalanced each quarter. The allocation groups, allocation limitations, details on automatic rebalancing, and a complete description of the CustomChoice Allocation Option are described in detail in this Prospectus in the section entitled 'Description of the Contract'.

The allowable Focused Portfolio Strategies, allowable sub-accounts and CustomChoice Allocation Option are each designed to provide different asset allocation options to you, with differing risk characteristics and objectives. In selecting an allocation option you should consider your personal objectives, investment time horizons, risk tolerance and other financial circumstances. You may also wish to ask your representative for assistance in selecting an option. Asset allocation does not insure a profit or protect against a loss in a declining market. The purpose of the investment restriction is to reduce the volatility in investment performance and such reduced volatility may reduce the return on your investments. As a result, the investment restriction may lessen the likelihood that you will receive benefits under the optional rider that are in excess of your contract value.

You may reallocate the full contract value from the current allocation plan to another available allocation plan approved by us for use with this rider. Any reallocation request must be received in our home office by written request or other form acceptable to us. The reallocation will be effective on the valuation date coincident with or next following the day we receive the complete request at our home office. We reserve the right to add, delete, or modify allocation plans at any time. In the event you make an additional purchase payment or request a transfer to an Allocation Plan that is no longer available, you will be required to provide a new allocation to one of the allocation plans available at the time of your request. We are currently waiving this requirement with respect to additional purchase payments to the contract. If you do not make an additional purchase payment and you do not request a transfer to an allocation plan that is no longer available, you will not be impacted by the addition, deletion, or modification of the allocation plan. To terminate participation in an allocation plan, you must allocate your entire contract value to another allocation plan approved for use with Encore-Single.

Automatic Payment Phase

If the contract value is reduced to zero and the GAI is greater than zero, the contract will enter the automatic payment phase. If the contract is reduced to zero by a withdrawal that causes the cumulative withdrawals for the contract year to exceed the greater of the GAI or RMD applicable at the time of the withdrawal, the withdrawal is considered a surrender of the contract and this rider will terminate. This means that the GAI will be zero and your contract will not enter the automatic payment phase.

We will notify you by letter if your contract enters the automatic payment phase. You may elect to receive the GAI at any frequency offered by us, but at least annually, until the death of any owner. Once selected, the frequency may not be changed without our consent. During this phase, no additional purchase payments may be made and all other contract features, benefits, riders, and guarantees except the guarantees provided by this rider are terminated. Upon the death of any owner, this rider terminates and no further benefits are payable unless the benefit base is greater than zero. If the benefit base is greater than zero at the time of death, payments will continue until the benefit base is reduced to zero. These remaining payments, if any, will be made to your beneficiaries.

At our discretion, we may elect to pay your beneficiaries a lump sum in lieu of future periodic withdrawals if the lump sum amount would be $10,000 or less. The lump sum value will be equal to the present value of the remaining periodic withdrawal amounts discounted at an interest rate. The interest rate will be the weekly average of the 'Interest Rate Swap' rates as reported in Federal Reserve Bulletin Release H.15 for the period applicable to the remaining withdrawal period plus 0.50%.

Annuity Payments under Encore-Single

If you elect to receive annuity payments, you may apply your available contract value to any annuity payment option in accordance with your contract terms. Amounts less than the entire contract value that are applied to provide annuity payments under an annuity payment option will be treated as a withdrawal for purposes of adjusting the benefit base and GAI. Be sure to read the section entitled "Annuitization Benefits and Options" if you are considering annuitizing your contract.

If annuity payments are required to begin, the Encore-Single rider allows you to elect from an additional annuity payment option to receive an annual amount equal to the GAI at any frequency offered by us, but at least annually, until the death of the contract owner or any joint owner. Annuity payments are required to begin on the maturity date. Please see the section entitled "Electing the

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Retirement Date and Annuity Option" for further details on the maturity date and the required beginning of annuity payments.

Effect of Payment of Death Benefit

If you die while the contract value is greater than zero and before the benefit base is reduced to zero, the beneficiary may elect to receive the death benefit under the contract and this rider will terminate. Alternatively, the beneficiary may be able to elect to continue this rider by taking withdrawals of the current GAI at least annually until the benefit base is reduced to zero. If you die while the contract value is greater than zero and the benefit base is zero, the beneficiary is entitled to the death benefit under the contract and this rider will terminate. No additional purchase payments may be made and no additional increases to the GAI or benefit base will occur. If the beneficiary elects to continue the Encore-Single rider, the charges for this rider will continue to apply. If your designated beneficiary is not your surviving spouse and withdrawals of the GAI extend beyond the beneficiary's life expectancy, this rider will terminate and the beneficiary will be required to take the death benefit under the contract to comply with Internal Revenue Code sections 72(s) or 401(a)(9), as applicable. We may recover from you or your estate any payments made after the death of the owner or any joint owner which we were not obligated to make by the terms of your contract and this rider.

Rider Termination

You may elect to cancel this benefit on any contract anniversary beginning seven contract years after the Encore-Single effective date. You must provide a written request to cancel within 30 days prior to the applicable contract anniversary.

The rider will automatically terminate at the earliest of:

   (a) termination or surrender of the contract (Note - a withdrawal that reduces the contract value to zero and causes the cumulative withdrawals for the contract year to exceed the greater of the GAI or RMD applicable at the time of the withdrawal is considered a surrender of the contract); or

   (b) any change of owner or joint owner after the Encore-Single effective date, or in the case of a non-natural owner, any change of annuitant or joint annuitant after the Encore-Single effective date; or

   (c) the annuity commencement date where all remaining amount available has been applied to provide annuity payments; or

   (d) the date any death benefits are paid either as a lump sum or an adjustment to the contract value under the terms of the contract; or

   (e) the date the benefit base is reduced to zero following the death of an owner.

Upon termination of this rider, the benefits and charges within this rider will terminate. A pro rata amount of the rider charge will be deducted upon termination of this rider or surrender of the contract.

Encore Lifetime Income-Joint (Encore-Joint) Option

Effective October 4, 2013, this option is no longer available.

Encore-Joint is also a guaranteed lifetime withdrawal benefit. Unlike Encore-Single, however, this rider is designed to provide a benefit that guarantees the contract owner a minimum annual withdrawal amount (Guaranteed Annual Income (GAI), described below) beginning on the benefit date and continuing over the lifetime of two "Designated Lives" regardless of underlying sub-account performance. The amount received will be in the form of a withdrawal of contract value if the contract value is greater than zero or in the form of annuity payments if the contract value is zero. See Appendix J for examples of how this rider works.

Encore-Joint does not guarantee investment gains or a minimum contract value. Because the GAI is paid in the form of a withdrawal until your contract value reaches zero, our obligation to pay you more than your contract value will only arise if your entire contract value has been exhausted. You can take withdrawals from your contract without electing this option. You should also consider the following:

  . Election of this rider may or may not be beneficial to you. Since this benefit is accessed through withdrawals from the contract, if you do not intend to take withdrawals from the contract, then this rider is generally not appropriate for you.

  . Withdrawals under this rider are treated like any other contract withdrawal for the purposes of deferred sales charges, reducing the contract value, free withdrawal amounts or any other contract feature impacted by a withdrawal.

  . If available, you may elect this rider at the time the contract is issued or within 30 days prior to any contract anniversary as long as this benefit is available for purchase by new customers. The rider will be effective on either the rider issue date, if elected at the time the contract is issued, or the contract anniversary immediately following election, also known as the Encore-Joint effective date.

  . If you take withdrawals prior to the benefit date (described below) or in excess of the GAI (described below), you will reduce the benefit you receive and may prematurely terminate the contract and the rider.

  . Beginning 7 years after the Encore-Joint effective date, you may elect to terminate this rider by sending us written notice within 30 days prior to any contract anniversary. Termination will be effective on the contract anniversary date immediately following the date you provide notice of termination.

  . The oldest Designated Life (as defined below) must be under age 81 at the time the rider becomes effective.

  . Your entire contract value must be allocated to an allocation plan approved by us for use with this rider while this rider is in effect.

  . You may not elect this rider if you have selected the Premier II Death Benefit, Premier Death Benefit, Estate Enhancement Benefit II, Estate Enhancement Benefit or in combination with any other living benefit.

  . After the first contract year following the Encore-Joint effective date, subsequent purchase payments are limited to a total of $25,000 in the aggregate, without our prior consent.

  . This rider may not be purchased for a "stretch" IRA or other "decedent" type account. These terms refer to contracts which, pursuant to current federal tax laws, may be continued by a decedent's named beneficiary.

  . This rider may not be available under certain employer-sponsored qualified plans.

Designated Life, Joint Designated Life and Designated Lives

The "Designated Life" is the owner of the contract, or the annuitant in the case of a non-natural owner, unless otherwise agreed to by us. The "Joint Designated Life" is either the joint owner, joint annuitant if a non-natural owner, or the sole primary beneficiary on the contract, unless otherwise agreed to by us. The Joint Designated Life must be the spouse (as defined by federal law) of the Designated Life. All references to "Designated Lives" will mean both the Designated Life and Joint Designated Life. The Designated Life and Joint Designated Life will be used to determine the benefits

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under the Encore-Joint option. The Designated and Joint Designated Life will be shown on your contract rider. The Encore-Joint rider is not beneficial to the Joint Designated Life unless he or she is recognized as a spouse under federal law. Consult your tax advisor prior to purchasing this rider if you have questions about your spouse's status under federal law.

The Benefit

In each contract year, beginning at the benefit date (described below), you may elect to receive an amount up to the Guaranteed Annual Income (GAI) until the death of both designated lives. If you take withdrawals in a single contract year in excess of the GAI it may result in a reduced GAI, as described below. The amount received will be in the form of a withdrawal of contract value, if available, or in the form of annuity payments. The method used to calculate the GAI is described below. Several examples to help show how this rider works are included in Appendix J.

The Benefit Date

The benefit date is the later of the contract anniversary following the 59th birthday of the youngest Designated Life, or the Encore-Joint effective date. The Encore-Joint effective date is the rider issue date, if the rider is elected at issue, or the contract anniversary immediately following election.

Calculating the Benefit Base

Initial Benefit Base

The initial benefit base will be set to the initial purchase payment if this rider is added when your contract is issued. If it is added on a subsequent contract anniversary, the initial benefit base will be equal to the contract value on the Encore-Joint effective date. Subsequent purchase payments will increase the benefit base and subsequent withdrawals will decrease the benefit base as described below. The benefit base is subject to a maximum of $5,000,000.

Benefit Base Reset

On each reset date the benefit base will be increased to the contract value if the contract value is greater than the benefit base. The reset dates are the one year anniversary of the Encore-Joint effective date and each subsequent one year anniversary. On each reset date, if the rider charge applicable to new customers purchasing Encore-Joint exceeds your current rider charge and the benefit base increases, we reserve the right to increase the charge for your rider. The rider charge following the increase will not exceed the current rider charge for new issues which may equal the maximum annual rider charge. If we are no longer issuing this rider, we reserve the right to increase the rider charge to an amount that will not exceed the maximum annual rider charge. The increase will take effect on the date of the next benefit base reset following the date we increase the rider charge. See the section of this Prospectus entitled 'Contract Charges and Fees' for additional details on the charges for this rider.

You may elect to decline the rider charge increase. Declining the rider charge increase will result in no increase to the benefit base. You will be notified in writing a minimum of 30 days prior to the reset date that you may decline the rider charge increase. If you elect to decline the rider charge increase, you must provide a written request to us no less than seven calendar days prior to the reset date. Once you notify us of your decision to decline the rider charge increase, you will no longer be eligible for future benefit base increases until you provide a written request that you wish to reinstate benefit base increases. Any reinstatement request will take effect at the next reset date and your contract will be subject to current charges, not to exceed the maximum annual rider charge.

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Benefit Base Enhancement

On each contract anniversary prior to the first withdrawal, for a period up to 10 years following the Encore-Joint effective date, we will take the benefit base from the prior contract anniversary, plus any purchase payments made during the contract year, and increase that amount by 5%. If the resulting amount is greater than the current benefit base it will become the new benefit base. Because rider charges apply to the greater of the benefit base or contract value, the benefit base enhancement may result in an increased rider charge if the benefit base is greater than the contract value as a result of the enhancement.

Calculating the GAI

The initial GAI will be equal to the benefit base on the Encore-Joint effective date multiplied by the annual income percentage (described below) based on the age of the youngest Designated Life as of the Encore-Joint effective date.

On each reset date the GAI will be reset to the greater of (a) or (b) where:

   (a) is the GAI immediately prior to the reset date, and

   (b) is equal to (1) multiplied by (2) where:

       (1) is the benefit base on the reset date, and

       (2) is the annual income percentage based on the age of the youngest Designated Life as of the reset date.

The reset dates are the one year anniversary of the Encore-Joint effective date and each subsequent one year anniversary. Subsequent purchase payments and withdrawals will adjust the GAI as described below. See Appendix J for examples of how the GAI is calculated.

The Annual Income Percentage

The annual income percentage is multiplied by the benefit base to determine the GAI. The annual income percentage is determined based on the age of the youngest Designated Life on the Encore - Joint effective date, date of the purchase payment or reset date.

                         Age        Annual Income Percentage
                         ---        ------------------------
                    through age 64            4.0%
                        65-79                 5.0%
                         80+                  6.0%

See Appendix J for examples of how the annual income percentage is used to determine the GAI.

Adjustment for Subsequent Purchase Payments

This adjustment is not calculated in the same manner as a benefit base reset. The benefit base will be increased by the amount of any subsequent purchase payments. The GAI will also be increased by the amount of the subsequent purchase payment multiplied by the annual income percentage shown above based on the age of the youngest Designated Life as of the date the purchase payment is credited to the contract. We may limit subsequent purchase payments after the first contract year following the Encore-Joint effective date to $25,000, without our prior consent. See Appendix J for examples of how the GAI is adjusted for subsequent purchase payments.

Withdrawals

  . Withdrawals taken prior to the benefit date will reduce the guarantees provided under this rider, as described below.

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  .  A withdrawal which causes the cumulative withdrawals for the contract year to exceed the greater of the GAI or RMD applicable at the time of the withdrawal and which reduces the contract value to zero is considered a surrender of the contract. In this event the contract is not eligible for the automatic payment phase and the contract and rider will terminate.

  . Withdrawals may be taken in a lump sum, in multiple withdrawals or on a systematic withdrawal basis, as allowed by your contract.

  . Please remember that withdrawals under this rider are treated like any other contract withdrawals for the purposes of deferred sales charges, reducing the contract value, free withdrawal amounts or any other contract features impacted by a withdrawal and may have tax consequences.

  . If you decide to apply an amount less than the entire contract value to provide annuity payments under an annuity payment option, that amount will be treated as a withdrawal for the purposes of adjusting the benefit base and GAI. Be sure to read the section entitled "Annuitization Benefits and Options" if you are considering annuitizing your contract.

  . Any provision in your annuity requiring there be a minimum contract value following any withdrawal is waived while this rider is in effect.

If you choose the Focused Portfolio Strategies or the CustomChoice Allocation Option, withdrawals will be deducted from the sub-accounts of the variable annuity account on a pro rata basis relative to the contract value. If you choose the other allowable allocation option, you may take a withdrawal from any allowable sub-account in any proportion.

Adjustment for Withdrawals Taken Prior to the Benefit Date

If you take withdrawals from your contract prior to the benefit date, it will cause both the benefit base and the GAI to be recalculated and reduced. The benefit base will be reduced by an amount equal to (a) multiplied by (b) divided by (c) where:

   (a) is the benefit base immediately prior to the withdrawal,

   (b) is the amount of the withdrawal, and

   (c) is the contract value immediately prior to the withdrawal.

The GAI will be equal to (a) multiplied by (b) where:

   (a) is the benefit base following the withdrawal (i.e., the result of the benefit base recalculation above), and

   (b) is the annual income percentage based on the applicable age as of the date of the withdrawal.

Adjustment for Withdrawals After the Benefit Date

Each contract year after the benefit bate you may withdraw an amount less than or equal to the GAI or, if this contract is part of a tax qualified plan, the Required Minimum Distribution (RMD) for this contract, whichever is greater. These withdrawals will immediately reduce the contract value and benefit base by the amount of the withdrawal, but will not reduce the GAI. If withdrawals in any contract year are less than the GAI, the remaining GAI may not be carried forward to future contract years.

Any amount you withdraw in a single contract year after the benefit date which is in excess of the greater of the GAI or RMD amount will cause the benefit base and GAI to be recalculated. The benefit

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base will be recalculated on a pro rata basis. This means that the lower the contract value is relative to the benefit base, the greater the reduction in the benefit base. The recalculation is as follows:

The benefit base will be reduced by an amount equal to (a) multiplied by (b) divided by (c) where:

   (a) is the benefit base immediately prior to the excess portion of the withdrawal,

   (b) is the amount of the excess withdrawal, and

   (c) is the contract value immediately prior to the excess portion of the withdrawal.

The GAI will be reduced by an amount equal to (a) multiplied by (b) divided by
(c) where:

   (a) is the GAI prior to the withdrawal,

   (b) is the amount of the excess withdrawal, and

   (c) is the contract value immediately prior to the excess portion of the withdrawal.

See Appendix J for examples demonstrating adjustments to the benefit base and GAI for withdrawals after the benefit date.

For purposes of this rider, the RMD amount is equal to the amount needed based on the value of your contract to meet any required minimum distribution requirement pursuant to the Internal Revenue Code, as amended from time to time, and the regulations promulgated thereunder. Applicable contracts include those issued pursuant to a retirement plan under the provisions of Sections 401, 403, 404, 408, or 457 of the Internal Revenue Code. Amounts withdrawn in excess of the RMD may be treated as an excess withdrawal as described above.

Under the Internal Revenue Code, RMDs are calculated and taken on a calendar year basis. Under this optional rider, the GAI is based on contract year. Because the intervals for the GAI and RMD are different, withdrawals may be more likely to result in a reduction of the GAI and therefore a reduced benefit. For a contract which is part of a qualified plan or IRA, if the sum of the withdrawals in a contract year exceeds the greater of the RMD applicable at the time of the withdrawal or the GAI for that contract year, then the benefit base and GAI would be recalculated, as described above. Below is an example of how this would apply.

Assume an IRA with a contract year of April 1 to March 31, and there are no withdrawals other than as described. The GAI for the 2010 contract year ending March 31, 2011 is $5,000. The RMDs for calendar years 2010 and 2011 are $6,000 and $8,000, respectively. If the owner withdraws $1,500 in each of the last three quarters of calendar year 2010 and $2,000 in the first quarter of calendar year 2011, then the owner will have withdrawn $6,500 for the 2010 contract year (April 1 to March 31). Since the sum of the owner's withdrawals for the 2010 contract year is less than the RMD applicable at the time of the withdrawal (i.e., $8,000) the GAI would not be recalculated.

Consider another example using the same assumptions in the paragraph above, but instead of the contract owner taking the $2,000 withdrawal in the first quarter of 2011 he or she takes it in the last quarter of 2010. In that case, the withdrawals for the contract year (i.e., $6,500) exceed the applicable RMD at the time of the withdrawal (i.e., $6,000) and the GAI would be recalculated according to the calculations set forth above for withdrawals in excess of the greater of the GAI or RMD. Note -- the last withdrawal makes the total withdrawals for the year exceed the RMD amount. See Example #6 of Appendix J for an example of how an excess withdrawal is calculated.

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Contract Value Allocation Plan

While this rider is in effect, the full contract value must be allocated to the sub-accounts of the variable annuity account according to an allocation plan approved by us for use with this rider. The approved allocation plans currently include:

   a)  100% allocation to an allowable Focused Portfolio Strategy;

   b)  100% allocation among allowable sub accounts; or

   c)  100% allocation to the CustomChoice Allocation Option

a) Current allowable Focused Portfolio Strategies include: Income Portfolio, Income and Growth Portfolio, and Conservative Growth Portfolio. The Focused Portfolio Strategies are discussed in the section entitled "Focused Portfolio Strategies or Models" in this Prospectus. You may also ask your representative for additional details regarding these models. In the Focused Portfolio Strategies the contract value will be automatically rebalanced each calendar quarter according to the model you currently have chosen.

b) Current allowable sub-accounts: When you elect this rider, only certain sub-accounts are available to you for allocation of your funds outside of the allowable Focused Portfolio Strategy and the CustomChoice Allocation Option. These are referred to as "allowable sub-accounts." The allowable sub-accounts currently include:

   .  AB Dynamic Asset Allocation         .  PIMCO VIT Global Diversified
      Portfolio                              Allocation Portfolio
   .  Goldman Sachs VIT Global Trends     .  SFT Dynamic Managed Volatility
      Allocation Fund                        Fund
   .  Ivy VIP Pathfinder Moderate --      .  SFT Managed Volatility Equity
      Managed Volatility                     Fund
   .  Morningstar Balanced ETF Asset      .  TOPS(R) Managed Risk Balanced
      Allocation Portfolio                   ETF Portfolio
   .  Morningstar Conservative ETF        .  TOPS(R) Managed Risk Flex ETF
      Asset Allocation Portfolio             Portfolio
   .  Morningstar Income and Growth       .  TOPS(R) Managed Risk Growth ETF
      ETF Asset Allocation Portfolio         Portfolio
                                          .  TOPS(R) Managed Risk Moderate
                                             Growth ETF Portfolio

Each of the Morningstar ETF Asset Allocation Portfolios and the TOPS(R) ETF Managed Risk Portfolios is a Fund of Funds. Each portfolio invests in underlying exchange traded funds, also called "ETFs". The risks and objectives of each allowable sub-account are described in detail that sub-account's prospectus which is part of the underlying funds prospectus.

c) The CustomChoice Allocation Option: This option requires that you allocate purchase payments or your contract value among a number of allocation "groups" according to specific percentage limitations. There are also percentage allocation limitations for the individual funds within each group. If you elect the CustomChoice Allocation Option, your contract value will be automatically rebalanced each quarter. The allocation groups, allocation limitations, details on automatic rebalancing, and a complete description of the CustomChoice Allocation Option are described in detail in this Prospectus in the section entitled 'Description of the Contract'.

The allowable Focused Portfolio Strategies, allowable sub-accounts and CustomChoice Allocation Option are each designed to provide different asset allocation options to you, with differing risk characteristics and objectives. In selecting an allocation option you should consider your personal objectives, investment time horizons, risk tolerance and other financial circumstances. You may also wish to ask your representative for assistance in selecting an option. Asset allocation does not insure a

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profit or protect against a loss in a declining market. The purpose of the investment restriction is to reduce the volatility in investment performance and such reduced volatility may reduce the return on your investments. As a result, the investment restriction may lessen the likelihood that you will receive benefits under the optional rider that are in excess of your contract value.

You may reallocate the full contract value from the current allocation plan to another available allocation plan approved by us for use with this rider. Any reallocation request must be received in our home office by written request or other form acceptable to us. The reallocation will be effective on the valuation date coincident with or next following the day we receive the complete request at our home office. We reserve the right to add, delete, or modify allocation plans at any time. In the event you make an additional purchase payment or request a transfer to an allocation plan that is no longer available, you will be required to provide a new allocation to one of the allocation plans available at the time of your request. We are currently waiving this requirement with respect to additional purchase payments to the contract. If you do not make an additional purchase payment and you do not request a transfer to an allocation plan that is no longer available, you will not be impacted by the addition, deletion, or modification of the allocation plan. To terminate participation in an allocation plan, you must allocate your entire contract value to another allocation plan approved for use with Encore-Joint.

Automatic Payment Phase

If the contract value is reduced to zero and the GAI is greater than zero, the contract will enter the automatic payment phase. If the contract is reduced to zero by a withdrawal that causes the cumulative withdrawals for the contract year to exceed the greater of the GAI or RMD applicable at the time of the withdrawal, the withdrawal is considered a surrender of the contract and this rider will terminate. This means that the GAI will be zero and your contract will not enter the automatic payment phase.

We will notify you by letter if your contract enters the automatic payment phase. You may elect to receive the GAI at any frequency offered by us, but at least annually, until the death of both Designated Lives. Once selected, the frequency may not be changed without our consent. During this phase, no additional purchase payments may be made and all other contract features, benefits, riders, and guarantees except the guarantees provided by this rider are terminated. Upon the death of both Designated Lives, this rider terminates and no further benefits are payable unless the benefit base is greater than zero. If the benefit base is greater than zero at the time of death, payments will continue until the benefit base is reduced to zero. These remaining payments, if any, will be made to your beneficiaries.

At our discretion, we may elect to pay your beneficiaries a lump sum in lieu of future periodic withdrawals if the lump sum amount would be $10,000 or less. The lump sum value will be equal to the present value of the remaining periodic withdrawal amounts discounted at an interest rate. The interest rate will be the weekly average of the 'Interest Rate Swap' rates as reported in Federal Reserve Bulletin Release H.15 for the period applicable to the remaining withdrawal period plus 0.50%.

Annuity Payments under Encore-Joint

If you elect to receive annuity payments, you may apply your available contract value to any annuity payment option in accordance with your contract terms. Amounts less than the entire contract value that are applied to provide annuity payments under an annuity payment option will be treated as a withdrawal for purposes of adjusting the benefit base and GAI. Be sure to read the section entitled "Annuitization Benefits and Options" if you are considering annuitizing your contract.

If annuity payments are required to begin, the Encore-Joint rider allows you to elect from an additional annuity payment option to receive an annual amount equal to the GAI at any frequency offered by us, but at least annually, until the death of both Designated Lives. Please see the section entitled "Electing

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the Retirement Date and Annuity Option" for further details on the maturity date and the required beginning of annuity payments.

Effect of Payment of Death Benefit

If you and the Joint Designated Life die while the contract value is greater than zero and before the benefit base is reduced to zero, the beneficiary may elect to receive the death benefit under the contract and this rider will terminate. Alternatively, the beneficiary may be able to elect to continue this rider by taking withdrawals of the current GAI at least annually until the benefit base is reduced to zero. If you and the Joint Designated Life die while the contract value is greater than zero and the benefit base is zero, the beneficiary is entitled to the death benefit under the contract and this rider will terminate. No additional purchase payments may be made and no additional increases to the GAI or benefit base will occur. If the beneficiary elects to continue the Encore-Joint rider, the charges for this rider will continue to apply. If your designated beneficiary is not your surviving spouse and withdrawals of the GAI extend beyond the beneficiary's life expectancy, this rider will terminate and the beneficiary will be required to take the death benefit under the contract to comply with Internal Revenue Code sections 72(s) or 401(a)(9), as applicable. We may recover from you or your estate any payments made after the death of both Designated Lives.

Spousal Continuation

If the contract owner dies, the surviving spouse may elect to continue the contract and this rider provided the surviving spouse is the Joint Designated Life and this rider is in effect at the time of contract continuation. The GAI will be recalculated on the next reset date.

Rider Termination

You may elect to cancel this benefit on any contract anniversary beginning seven contract years after the Encore-Joint effective date. You must provide a written request to cancel within 30 days prior to the applicable contract anniversary.

The rider will automatically terminate at the earliest of:

   (a) termination or surrender of the contract (Note - a withdrawal that reduces the contract value to zero and causes the cumulative withdrawals for the contract year to exceed the greater of the GAI or RMD applicable at the time of the withdrawal is considered a surrender of the contract); or

   (b) any change of the Designated Lives after the Encore-Joint effective date; or

   (c) the annuity commencement date where all remaining amount available has been applied to provide annuity payments; or

   (d) the date any death benefits are paid either as a lump sum or an adjustment to the contract value under the terms of the contract; or

   (e) the date the benefit base is reduced to zero following the death of both Designated Lives.

Upon termination of this rider, the benefits and charges within this rider will terminate. A pro rata amount of the rider charge will be deducted upon termination of this rider or surrender of the contract.

Ovation Lifetime Income II-Single (Ovation II-Single) Option

Effective October 4, 2013, this option is no longer available.

Ovation II-Single is a guaranteed lifetime withdrawal benefit. This optional rider is designed to provide a benefit that guarantees the contract owner a minimum annual withdrawal amount (Guaranteed

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Annual Income (GAI), described below) beginning on the benefit date and continuing over the contract owner's life, regardless of underlying sub-account performance. The amount received will be in the form of a withdrawal of contract value if the contract value is greater than zero or pursuant to the automatic payment phase if the contract value is zero. See Appendix L for examples of how this rider works.

Ovation II-Single does not guarantee investment gains or a minimum contract value. Because the GAI is paid in the form of a withdrawal until your contract value reaches zero, our obligation to pay you more than your contract value will only arise if your entire contract value has been exhausted. You can take withdrawals from your contract without electing this option. You should also consider the following:

  . Election of this rider may or may not be beneficial to you. Since this benefit is accessed through withdrawals from the contract, if you do not intend to take withdrawals from the contract, then this rider is generally not appropriate for you.

  . The maximum benefit base under this rider is $5,000,000. If you make large purchase payments, you may not realize the full benefit of the increases in benefit base provided by this rider.

  . Withdrawals under this rider are treated like any other contract withdrawal for the purposes of deferred sales charges, reducing the contract value, free withdrawal amounts or any other contract feature impacted by a withdrawal.

  . You may only elect this rider at the time the contract is issued. The rider will be effective on the rider issue date, also known as the rider effective date.

  . If you take withdrawals prior to the benefit date (described below) or in excess of the GAI (described below), you will reduce the benefit you receive and may prematurely terminate the contract and the rider.

  . If you take any withdrawals from the contract prior to the 10/th/ contract anniversary following the rider effective date, or prior to the contract anniversary on or following the 70/th/ birthday of the oldest owner (or the oldest annuitant in the case of a non-natural owner), whichever is later, you will not be eligible for the 200% benefit base guarantee and will reduce the benefit available with this rider.

  .  Once you elect this option you may not cancel it.

  . The oldest contract owner (or annuitant if a non-natural contract owner) must be age 80 or younger at the time the rider becomes effective.

  . Your entire contract value must be allocated to an allocation plan approved by us for use with this rider while this rider is in effect.

  . You may not elect this rider if you have selected the Premier II Death Benefit, Premier Death Benefit, Estate Enhancement Benefit II, Estate Enhancement Benefit or in combination with any other living benefit.

  . After the first contract year following the rider effective date, subsequent purchase payments are limited to a cumulative total of $25,000, without our prior consent.

  . This rider may not be purchased for a "stretch" IRA or other "decedent" type account. These terms refer to contracts which, pursuant to current federal tax laws, may be continued by a decedent's named beneficiary.

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The Benefit

This rider guarantees that in each contract year, beginning on the benefit date (described below), you may elect to receive an amount up to the Guaranteed Annual Income (GAI) until the contract owner's death (or in the case of joint owner's, until the first death). The amount received will be in the form of a withdrawal of contract value if available, or pursuant to the automatic payment phase. If you take withdrawals in a single contract year in excess of the GAI it may result in a reduced GAI, as described below, and negatively impact your benefit. The method used to calculate the GAI is described below. Several examples to help show how this rider works are included in Appendix L.

The Benefit Date

The benefit date is the date on which you may begin to receive the GAI. The benefit date is the later of the contract anniversary following the 59/th/ birthday of the oldest owner (or the oldest annuitant in the case of a non-natural owner) or the rider effective date. The rider effective date is the rider issue date.

Calculating the Benefit Base

Benefit Base Maximum

The benefit base is subject to a maximum of $5,000,000. This applies to the initial benefit base, as well as increases due to the benefit base reset, benefit base enhancement, or the 200% benefit base guarantee.

Initial Benefit Base

The initial benefit base will be set to the initial purchase payment. Subsequent purchase payments will increase the benefit base and subsequent withdrawals will decrease the benefit base as described below.

Benefit Base Reset

On each reset date the benefit base will be increased to the contract value if the contract value is greater than the benefit base. The reset dates are the one year anniversary of the rider effective date and each subsequent one year anniversary. On each reset date, if the rider charge applicable to new customers purchasing Ovation II-Single exceeds your current rider charge and the benefit base increases to the contract value, we reserve the right to increase the charge for your rider. The rider charge following the increase will not exceed the current rider charge for new issues which may equal the maximum annual rider charge. If we are no longer issuing this rider, we reserve the right to increase the rider charge to an amount that will not exceed the maximum annual rider charge. The increase will take effect on the date of the next benefit base reset following the date we increase the rider charge. See the section of this Prospectus entitled 'Contract Charges and Fees' for additional details on the charges for this rider.

You may elect to decline the rider charge increase. Declining the rider charge increase will result in no increase to the benefit base. You will be notified in writing a minimum of 30 days prior to the reset date that you may decline the rider charge increase. If you elect to decline the rider charge increase, you must provide a written request to us no less than seven calendar days prior to the reset date. Once you notify us of your decision to decline the rider charge increase, you will no longer be eligible for future benefit base increases.

Benefit Base Enhancement

On each contract anniversary, for the first 10 years following the rider effective date, after each contract year in which there have been no withdrawals, we will take the benefit base from the prior contract anniversary, plus any purchase payments made during the contract year, and increase that amount by 6%. If the resulting amount is greater than the current benefit base, following any

                                                                       Page 147

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applicable benefit base reset, it will become the new benefit base. If you take a withdrawal during the first 10 contract years following the rider effective date, you will not receive the benefit base enhancement for any contract year in which you took a withdrawal. The 10-year period for which you are eligible for a benefit base enhancement will not be extended for years in which you take a withdrawal and are no longer eligible for the benefit base enhancement. Because rider charges apply to the greater of the benefit base or contract value, the benefit base enhancement may result in an increased cost of the rider if the benefit base is greater than the contract value as a result of the enhancement.

200% Benefit Base Guarantee

On the later of the 10/th/ contract anniversary following the rider effective date, or the contract anniversary on or following the 70/th/ birthday of the oldest owner (or the oldest annuitant in the case of a non-natural owner), if no withdrawals have been taken from the contract, the 200% benefit base guarantee is equal to the sum of (a), (b), and (c), where:

   (a) is 200% of the initial benefit base,

   (b) is 200% of all subsequent purchase payments made in the one year following the rider effective date, and

   (c) is 100% of all subsequent purchase payments made after the first contract anniversary following the rider effective date.

If the 200% benefit base guarantee is greater than the current benefit base, following any applicable benefit base reset or benefit base enhancement, it will become the new benefit base. The benefit base after adjustment remains subject to the benefit base maximum of $5,000,000. Accordingly, if your initial benefit base is over $2,500,000, you would not receive the full value of the 200% benefit base guarantee because 200% of the initial benefit base would exceed the $5,000,000 benefit base maximum. In that case, your benefit base would be adjusted to $5,000,000. If you take a withdrawal on or before the date your benefit base is eligible for the 200% benefit base guarantee, the 200% benefit base guarantee terminates without value. This means that you will not receive the 200% benefit base guarantee. Because rider charges apply to the greater of the benefit base or contract value, the benefit base adjustment may result in an increased cost of the rider if the benefit base is greater than the contract value as a result of the adjustment. See Appendix L for examples of how the benefit base adjustment is calculated.

Calculating the GAI

The initial GAI will be equal to the benefit base on the rider effective date multiplied by the annual income percentage (described below) based on the age of the oldest owner (or annuitant in the case of a non-natural owner) as of the rider effective date.

On each reset date the GAI will be reset to the greater of (a) or (b) where:

   (a) is the GAI immediately prior to the reset date, and

   (b) is equal to (1) multiplied by (2) where:

       (1) is the benefit base on the reset date, after all applicable benefit base adjustments described above, and

       (2) is the annual income percentage based on the age of the oldest owner (or annuitant in the case of a non-natural owner) as of the reset date.

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The reset dates are the one year anniversary of the rider effective date and each subsequent one year anniversary. Subsequent purchase payments and withdrawals will adjust the GAI as described below. See Appendix L for examples of how the GAI is calculated.

The Annual Income Percentage

The annual income percentage is multiplied by the benefit base to determine the GAI. The annual income percentage is determined based on the age of the oldest owner on the rider effective date, date of the purchase payment or reset date. If the owner of this contract is other than a natural person, such as a trust or other similar entity, the annual income percentage is determined based on the age of the oldest annuitant.

                         Age        Annual Income Percentage
                         ---        ------------------------
                    through age 64            4.5%
                       65 - 74                5.0%
                       75 - 79                5.5%
                         80+                  6.5%

See Appendix L for examples of how the annual income percentage is used to determine the GAI.

GAI Adjustment for Subsequent Purchase Payments

This adjustment is not calculated in the same manner as a benefit base reset. The benefit base will be increased by the amount of any subsequent purchase payments. The GAI will also be increased by the amount of the subsequent purchase payment multiplied by the applicable annual income percentage shown above, based on the age of the oldest owner (or annuitant in the case of a non-natural owner) as of the date the subsequent purchase payment is credited to the contract, subject to the maximum GAI immediately following a subsequent purchase payment described below.

The GAI immediately following a subsequent purchase payment is subject to a maximum of (a) multiplied by (b) where:

   (a) is the benefit base maximum of $5,000,000, and

   (b) is the annual income percentage based on the applicable age as of the date the subsequent purchase payment is credited to the contract.

We may limit subsequent purchase payments after the first contract year following the rider effective date to a cumulative total of $25,000, without our prior consent. See Appendix L for examples of how the GAI is adjusted for subsequent purchase payments.

Withdrawals

You should consider the following before taking a withdrawal under this contract or rider:

  . Withdrawals under this rider are treated like any other contract withdrawals for the purposes of deferred sales charges, reducing the contract value, free withdrawal amounts, credit enhancement recapture or any other contract features impacted by a withdrawal and may have tax consequences.

  . Withdrawals taken prior to the benefit date will reduce the guarantees provided under this rider, as described below.

  . A withdrawal which causes the cumulative withdrawals for the contract year to exceed the greater of the GAI or RMD applicable at the time of the withdrawal and which reduces the contract value to zero is considered a surrender of the contract. In this event the contract is not eligible for the automatic payment phase and the contract and rider terminate.

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  .  Withdrawals may be taken in a lump sum, in multiple withdrawals or on a systematic withdrawal basis, as allowed by your contract.

  . If you decide to apply an amount less than the entire contract value to provide annuity payments under an annuity payment option, that amount will be treated as a withdrawal for the purposes of adjusting the benefit base and GAI. Be sure to read the section entitled 'Annuitization Benefits and Options' if you are considering annuitizing your contract.

  . A withdrawal taken prior to the date your benefit base is eligible for the 200% benefit base guarantee adjustment will result in you not being eligible for such adjustment, as described above.

  . Any provision in your annuity requiring there be a minimum contract value following any withdrawal is waived while this rider is in effect.

If you choose the Focused Portfolio Strategies or the CustomChoice Allocation Option, any withdrawals you take will be deducted from the sub-accounts of the variable annuity account on a pro rata basis relative to the contract value. If you choose the other allowable allocation option, you may take a withdrawal from any allowable sub-account in any proportion.

Adjustment for Withdrawals Taken Prior to the Benefit Date

If you take withdrawals from your contract prior to the benefit date, it will cause both the benefit base and the GAI to be recalculated and reduced. The benefit base will be reduced by an amount equal to (a) multiplied by
(b) divided by (c) where:

   (a) is the benefit base immediately prior to the withdrawal,

   (b) is the amount of the withdrawal, and

   (c) is the contract value immediately prior to the withdrawal.

The GAI will be equal to (a) multiplied by (b) where:

   (a) is the benefit base following the withdrawal (i.e., the result of the benefit base recalculation above), and

   (b) is the annual income percentage based on the applicable age as of the date of the withdrawal.

Adjustment for Withdrawals Taken After the Benefit Date

Each contract year after the benefit date you may withdraw an amount less than or equal to the GAI or, if the contract is part of a tax qualified plan, the Required Minimum Distribution (RMD) for this contract, whichever is greater. These withdrawals will immediately reduce the contract value and benefit base by the amount of the withdrawal, but will not reduce the GAI. If withdrawals in any contract year are less than the GAI, the remaining GAI may not be carried forward to future contract years.

Any amount you withdraw in a single contract year after the benefit date which is in excess of the greater of the GAI or RMD amount will cause the benefit base and GAI to be recalculated. The benefit base will be recalculated on a pro rata basis. This means that the lower the contract value is relative to the benefit base, the greater the reduction in the benefit base. The recalculation is as follows:

The benefit base will be reduced by an amount equal to (a) multiplied by
(b) divided by (c) where:

   (a) is the benefit base immediately prior to the excess portion of the withdrawal,

   (b) is the amount of the excess withdrawal, and

   (c) is the contract value immediately prior to the excess portion of the withdrawal.

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The GAI will be reduced by an amount equal to (a) multiplied by (b) divided by
(c) where:

   (a) is the GAI prior to the withdrawal,

   (b) is the amount of the excess withdrawal, and

   (c) is the contract value immediately prior to the excess portion of the withdrawal.

See Appendix L for examples demonstrating adjustments to the benefit base and GAI for withdrawals after the benefit date.

For purposes of this rider, the RMD amount is equal to the amount needed based on the value of your contract to meet any required minimum distribution requirement pursuant to the Internal Revenue Code, as amended from time to time, and the regulations promulgated thereunder. Applicable contracts include those issued pursuant to a retirement plan under the provisions of Sections 401, 403, 404, 408, or 457 of the Internal Revenue Code. Amounts withdrawn in excess of the RMD may be treated as an excess withdrawal as described above.

Under the Internal Revenue Code, RMDs are calculated and taken on a calendar year basis. Under this optional rider, the GAI is based on contract year. Because the intervals for the GAI and RMD are different, withdrawals may be more likely to result in a reduction of the GAI and therefore a reduced benefit. For a contract which is part of a qualified plan or IRA, if the sum of the withdrawals in a contract year exceeds the greater of the RMD applicable at the time of the withdrawal or the GAI for that contract year, then the benefit base and GAI would be recalculated, as described above. Below is an example of how this would apply.

Assume an IRA with a contract year of April 1 to March 31, and there are no withdrawals other than as described. The GAI for the 2012 contract year ending March 31, 2013 is $5,000. The RMDs for calendar years 2012 and 2013 are $6,000 and $8,000, respectively. If the owner withdraws $1,500 in each of the last three quarters of calendar year 2012 and $2,000 in the first quarter of calendar year 2013, then the owner will have withdrawn $6,500 for the 2012 contract year (April 1 to March 31). Since the sum of the owner's withdrawals for the 2012 contract year is less than the RMD applicable at the time of the withdrawal (i.e., $8,000) the GAI would not be recalculated.

Consider another example using the same assumptions in the paragraph above, but instead of the contract owner taking the $2,000 withdrawal in the first quarter of 2013, he or she takes it in the last quarter of 2012. In that case, the withdrawals for the contract year (i.e., $6,500) exceed the applicable RMD at the time of the withdrawal (i.e., $6,000) and the GAI would be recalculated according to the calculations set forth above for withdrawals in excess of the greater of the GAI or RMD. Note - the last withdrawal makes the total withdrawals for the year exceed the RMD amount. See Example #6 of Appendix L for an example of how an excess withdrawal is calculated.

Contract Value Allocation Plan

While this rider is in effect, the full contract value must be allocated to the sub-accounts of the variable annuity account according to an allocation plan approved by us for use with this rider. The approved allocation plans currently include:

   a)  100% allocation to an allowable Focused Portfolio Strategy;

   b)  100% allocation among allowable sub-accounts; or

   c)  100% allocation to the CustomChoice Allocation Option

a) Current allowable Focused Portfolio Strategies include: Income Portfolio, Income and Growth Portfolio, and Conservative Growth Portfolio. The Focused Portfolio Strategies are discussed in the section entitled "Focused Portfolio Strategies or Models" in this Prospectus. You may also ask your

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representative for additional details regarding these models. In the Focused
Portfolio Strategies the contract value will be automatically rebalanced each calendar quarter according to the model you currently have chosen.

b) Current allowable sub-accounts: When you elect the Ovation II rider, only certain sub-accounts are available to you for allocation of your funds outside of the allowable Focused Portfolio Strategy and the CustomChoice Allocation Option. These are referred to as "allowable sub-accounts." The allowable sub-accounts currently include:

   .  AB Dynamic Asset Allocation         .  PIMCO VIT Global Diversified
      Portfolio                              Allocation Portfolio
   .  Goldman Sachs VIT Global Trends     .  SFT Dynamic Managed Volatility
      Allocation Fund                        Fund
   .  Ivy VIP Pathfinder Moderate --      .  SFT Managed Volatility Equity
      Managed Volatility                     Fund
   .  Morningstar Balanced ETF Asset      .  TOPS(R) Managed Risk Balanced
      Allocation Portfolio                   ETF Portfolio
   .  Morningstar Conservative ETF        .  TOPS(R) Managed Risk Flex ETF
      Asset Allocation Portfolio             Portfolio
   .  Morningstar Income and Growth       .  TOPS(R) Managed Risk Growth ETF
      ETF Asset Allocation Portfolio         Portfolio
                                          .  TOPS(R) Managed Risk Moderate
                                             Growth ETF Portfolio

Each of the Morningstar ETF Asset Allocation Portfolios and the TOPS(R) ETF Managed Risk Portfolios is a Fund of Funds. Each portfolio invests in underlying exchange traded funds, also called "ETFs". The risks and objectives of each allowable sub-account are described in detail that sub-account's prospectus which is part of the underlying funds prospectus.

c) The CustomChoice Allocation Option: This option requires that you allocate purchase payments or your contract value among a number of allocation "groups" according to specific percentage limitations. There are also percentage allocation limitations for the individual funds within each group. If you elect the CustomChoice Allocation Option, your contract value will be automatically rebalanced each quarter. The allocation groups, allocation limitations, details on automatic rebalancing, and a complete description of the CustomChoice Allocation Option are described in detail in this Prospectus in the section entitled 'Description of the Contract.'

The allowable Focused Portfolio Strategies, allowable sub-accounts, and CustomChoice Allocation Option are each designed to provide different asset allocation options to you, with differing risk characteristics and objectives. In selecting an allocation option you should consider your personal objectives, investment time horizons, risk tolerance and other financial circumstances. You may also wish to ask your representative for assistance in selecting an option. Asset allocation does not ensure a profit or protect against a loss in a declining market. The purpose of the investment restriction is to reduce the volatility in investment performance and such reduced volatility may reduce the return on your investments. As a result, the investment restriction may lessen the likelihood that you will receive benefits under the optional rider that are in excess of your contract value.

You may reallocate the full contract value from the current allocation plan to another available allocation plan approved by us for use with this rider. Any reallocation request must be received in our home office by written request or other form acceptable to us. The reallocation will be effective on the valuation date coincident with or next following the day we receive the complete request at our home office. We reserve the right to add, delete, or modify allocation plans at any time. In the event you make an additional purchase payment or request a transfer to an allocation plan that is no longer available, you will be required to provide a new allocation to one of the allocation plans available at the time of your request. We are currently waiving this requirement with respect to additional purchase

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payments to the contract. If you do not make an additional purchase payment and you do not request a transfer to an allocation plan that is no longer available, you will not be impacted by the addition, deletion, or modification of the allocation plan. To terminate participation in an allocation plan, you must allocate your entire contract value to another allocation plan approved for use with Ovation II-Single.

Automatic Payment Phase

If the contract value is reduced to zero and the GAI is greater than zero, the contract will enter the automatic payment phase and no future benefit base increase will occur. This means that if the contract enters the automatic payment phase, you will no longer be eligible for a benefit base reset, benefit base enhancement, or the 200% benefit base guarantee. If the contract is reduced to zero by a withdrawal that causes the cumulative withdrawals for the contract year to exceed the greater of the GAI or RMD applicable at the time of the withdrawal, the withdrawal is considered a surrender of the contract and this rider will terminate. This means that the GAI will be zero and your contract will not enter the automatic payment phase.

We will notify you by letter if your contract enters the automatic payment phase. You may elect to receive the GAI at any frequency offered by us, but at least annually, until the death of any owner. Once selected, the frequency may not be changed without our consent. During this phase, no additional purchase payments may be made and all other contract features, benefits, riders, and guarantees except the guarantees provided by this rider are terminated. Upon the death of any owner, this rider terminates and no further benefits are payable under this rider.

Annuity Payments under Ovation II-Single

If you elect to receive annuity payments, you may apply your available contract value to any annuity payment option in accordance with your contract terms. Amounts less than the entire contract value that are applied to provide annuity payments under an annuity payment option will be treated as a withdrawal for purposes of adjusting the benefit base and GAI. Be sure to read the section entitled 'Annuitization Benefits and Options' if you are considering annuitizing your contract.

If annuity payments are required to begin, the Ovation II-Single rider allows you to elect from an additional annuity payment option to receive an annual amount equal to the GAI at any frequency offered by us, but at least annually, until the death of the contract owner or any joint owner. Annuity payments are required to begin on the maturity date. Please see the section entitled 'Electing the Retirement Date and Annuity Option' for further details on the maturity date and the required beginning of annuity payments.

Rider Termination

Once you elect the Ovation II-Single rider, you may not elect to cancel it.

The rider will automatically terminate at the earliest of:

   (a) termination or surrender of the contract (Note--a withdrawal that reduces the contract value to zero and causes the cumulative withdrawals for the contract year to exceed the greater of the GAI or RMD applicable at the time of the withdrawal is considered a surrender of the contract); or

   (b) any change of owner or joint owner after the rider effective date, or in the case of a non-natural owner, any change of annuitant or joint annuitant after the rider effective date; or

   (c) the annuity commencement date where all remaining amount available has been applied to provide annuity payments; or

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   (d) the death of the owner or joint owner, or in the case of a non-natural owner, the death of the annuitant or joint annuitant.

Upon termination of this rider, the benefits and charges within this rider will terminate. A pro rata amount of the rider charge will be deducted upon termination of this rider or surrender of the contract.

Ovation Lifetime Income II-Joint (Ovation II-Joint) Option

Effective October 4, 2013, this option is no longer available.

Ovation II-Joint is also a guaranteed lifetime withdrawal benefit. Unlike Ovation II-Single, however, this rider is designed to provide a benefit that guarantees the contract owner a minimum annual withdrawal amount (Guaranteed Annual Income (GAI), described below) beginning on the benefit date and continuing over the lifetime of two "Designated Lives" regardless of underlying sub-account performance. The amount received will be in the form of a withdrawal of contract value if the contract value is greater than zero or pursuant to the automatic payment phase if the contract value is zero. See Appendix L for examples of how the benefit base and GAI are calculated.

Ovation II-Joint does not guarantee investment gains or a minimum contract value. Because the GAI is paid in the form of a withdrawal until your contract value reaches zero, our obligation to pay you more than your contract value will only arise if your entire contract value has been exhausted. You can take withdrawals from your contract without electing this option. You should also consider the following:

  . Election of this rider may or may not be beneficial to you. Since this benefit is accessed through withdrawals from the contract, if you do not intend to take withdrawals from the contract, then this rider is generally not appropriate for you.

  . The maximum benefit base under this rider is $5,000,000. If you make large purchase payments, you may not realize the full benefit of the increases in benefit base provided by this rider.

  . Withdrawals under this rider are treated like any other contract withdrawal for the purposes of deferred sales charges, reducing the contract value, free withdrawal amounts or any other contract feature impacted by a withdrawal.

  . You may only elect this rider at the time the contract is issued. The rider will be effective on the rider issue date, also known as the rider effective date.

  . If you take withdrawals prior to the benefit date (described below) or in excess of the GAI (described below), you will reduce the benefit you receive and may prematurely terminate the contract and the rider.

  . If you take any withdrawals from the contract prior to the 10/th/ contract anniversary following the rider effective date, or prior to the contract anniversary on or following the 70/th/ birthday of the youngest Designated Life (as defined below), whichever is later, you will not be eligible for the 200% benefit base guarantee and will reduce the benefit available with this rider.

  .  Once you elect this option you may not cancel it.

  . The oldest Designated Life must be age 80 or younger at the time the rider becomes effective.

  . Your entire contract value must be allocated to an allocation plan approved by us for use with this rider while this rider is in effect.

  . You may not elect this rider if you have selected the Premier II Death Benefit, Premier Death Benefit, Estate Enhancement Benefit II, Estate Enhancement Benefit or in combination with any other living benefit.

  . After the first contract year following the rider effective date, subsequent purchase payments are limited to a cumulative total of $25,000, without our prior consent.

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  .  This rider may not be purchased for a "stretch" IRA or other "decedent"
     type account. These terms refer to contracts which, pursuant to current federal tax laws, may be continued by a decedent's named beneficiary.

  . This rider may not be available under certain employer-sponsored qualified plans.

Designated Life, Joint Designated Life and Designated Lives

The "Designated Life" is the owner of the contract, or the annuitant in the case of a non-natural owner, unless otherwise agreed to by us. The "Joint Designated Life" is either the joint owner, joint annuitant if a non-natural owner, or the sole primary beneficiary on the contract, unless otherwise agreed to by us. The Joint Designated Life must be the spouse (as defined by federal law) of the Designated Life. All references to "Designated Lives" will mean both the Designated Life and Joint Designated Life. The Designated Life and Joint Designated Life will be used to determine the benefits under the Ovation II-Joint option. The Designated and Joint Designated Life will be shown on your contract rider. The Ovation II-Joint rider is not beneficial to the Joint Designated Life unless he or she is recognized as a spouse under federal law. Consult your tax advisor prior to purchasing this rider if you have questions about your spouse's status under federal law.

The Benefit

This rider guarantees that in each contract year, beginning on the benefit date (described below), you may elect to receive an amount up to the Guaranteed Annual Income (GAI) until the death of both Designated Lives. The amount received will be in the form of a withdrawal of contract value if available, or pursuant to the automatic payment phase. If you take withdrawals in a single contract year in excess of the GAI it may result in a reduced GAI, as described below, and negatively impact your benefit. The method used to calculate the GAI is described below. Several examples to help show how the benefit base and GAI are calculated are included in Appendix L.

The Benefit Date

The benefit date is the date on which you may begin to receive the GAI. The benefit date is the later of the contract anniversary following the 59/th/ birthday of the youngest Designated Life, or the rider effective date. The rider effective date is the rider issue date.

Calculating the Benefit Base

Benefit Base Maximum

The benefit base is subject to a maximum of $5,000,000. This applies to the initial benefit base, as well as increases due to the benefit base reset, benefit base enhancement, or the 200% benefit base guarantee.

Initial Benefit Base

The initial benefit base will be set to the initial purchase payment. Subsequent purchase payments will increase the benefit base and subsequent withdrawals will decrease the benefit base as described below.

Benefit Base Reset

On each reset date the benefit base will be increased to the contract value if the contract value is greater than the benefit base. The reset dates are the one year anniversary of the rider effective date and each subsequent one year anniversary. On each reset date, if the rider charge applicable to new customers purchasing Ovation II-Joint exceeds your current rider charge and the benefit base increases to the contract value, we reserve the right to increase the charge for your rider. The rider charge following the increase will not exceed the current rider charge for new issues which may equal the

                                                                       Page 155

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maximum annual rider charge. If we are no longer issuing this rider, we reserve the right to increase the rider charge to an amount that will not exceed the maximum annual rider charge. The increase will take effect on the date of the next benefit base reset following the date we increase the rider charge. See the section of this Prospectus entitled 'Contract Charges and Fees' for additional details on the charges for this rider.

You may elect to decline the rider charge increase. Declining the rider charge increase will result in no increase to the benefit base. You will be notified in writing a minimum of 30 days prior to the reset date that you may decline the rider charge increase. If you elect to decline the rider charge increase, you must provide a written request to us no less than seven calendar days prior to the reset date. Once you notify us of your decision to decline the rider charge increase, you will no longer be eligible for future benefit base increases.

Benefit Base Enhancement

On each contract anniversary, for the first 10 years following the rider effective date, after each contract year in which there have been no withdrawals, we will take the benefit base from the prior contract anniversary, plus any purchase payments made during the contract year, and increase that amount by 6%. If the resulting amount is greater than the current benefit base, following any applicable benefit base reset, it will become the new benefit base. If you take a withdrawal during the first 10 contract years following the rider effective date, you will not receive the benefit base enhancement for any contract year in which you took a withdrawal. The 10-year period for which you are eligible for a benefit base enhancement will not be extended for years in which you take a withdrawal and are no longer eligible for the benefit base enhancement. Because rider charges apply to the greater of the benefit base or contract value, the benefit base enhancement may result in an increased cost of the rider if the benefit base is greater than the contract value as a result of the enhancement.

200% Benefit Base Guarantee

On the later of the 10/th/ contract anniversary following the rider effective date, or the contract anniversary on or following the 70/th/ birthday of the youngest Designated Life, if no withdrawals have been taken from the contract, the 200% benefit base guarantee is equal to the sum of (a), (b), and (c), where:

   (a) is 200% of the initial benefit base,

   (b) is 200% of all subsequent purchase payments made in the one year following the rider effective date, and

   (c) is 100% of all subsequent purchase payments made after the first contract anniversary following the rider effective date.

If the 200% benefit base guarantee is greater than the current benefit base, following any applicable benefit base reset or benefit base enhancement, it will become the new benefit base. The benefit base after adjustment remains subject to the benefit base maximum of $5,000,000. Accordingly, if your initial benefit base is over $2,500,000, you would not receive the full value of the 200% benefit base guarantee because 200% of the initial benefit base would exceed the $5,000,000 benefit base maximum. In that case, your benefit base would be adjusted to $5,000,000. If you take a withdrawal on or before the date your benefit base is eligible for the 200% benefit base guarantee, the 200% benefit base guarantee terminates without value. This means that you will not receive the 200% benefit base guarantee. Because rider charges apply to the greater of the benefit base or contract value, the benefit base adjustment may result in an increased cost of the rider if the benefit base is

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greater than the contract value as a result of the adjustment. See Appendix L for examples of how the benefit base adjustment is calculated.

Calculating the GAI

The initial GAI will be equal to the benefit base on the rider effective date multiplied by the annual income percentage (described below) based on the age of the youngest Designated Life as of the rider effective date.

On each reset date the GAI will be reset to the greater of (a) or (b) where:

   (a) is the GAI immediately prior to the reset date, and

   (b) is equal to (1) multiplied by (2) where:

       (1) is the benefit base on the reset date, after all applicable benefit base adjustments described above, and

       (2) is the annual income percentage based on the age of the youngest Designated Life as of the reset date.

The reset dates are the one year anniversary of the rider effective date and each subsequent one year anniversary. Subsequent purchase payments and withdrawals will adjust the GAI as described below. See Appendix L for examples of how the GAI is calculated.

The Annual Income Percentage

The annual income percentage is multiplied by the benefit base to determine the GAI. The annual income percentage is determined based on the age of the youngest Designated Life on the rider effective date, date of the purchase payment or reset date.

                         Age        Annual Income Percentage
                         ---        ------------------------
                    through age 64            4.0%
                       65 - 74                4.5%
                       75 - 79                5.0%
                         80+                  6.0%

See Appendix L for examples of how the annual income percentage is used to determine the GAI.

GAI Adjustment for Subsequent Purchase Payments

This adjustment is not calculated in the same manner as a benefit base reset. The benefit base will be increased by the amount of any subsequent purchase payments. The GAI will also be increased by the amount of the subsequent purchase payment multiplied by the applicable annual income percentage shown above, based on the age of the youngest Designated Life as of the date the subsequent purchase payment is credited to the contract, subject to the maximum GAI immediately following a subsequent purchase payment described below.

The GAI immediately following a subsequent purchase payment is subject to a maximum of (a) multiplied by (b) where:

   (a) is the benefit base maximum of $5,000,000, and

   (b) is the annual income percentage based on the applicable age as of the date the subsequent purchase payment is credited to the contract.

We may limit subsequent purchase payments after the first contract year following the rider effective date to a cumulative total of $25,000, without our prior consent. See Appendix L for examples of how the GAI is adjusted for subsequent purchase payments.

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Withdrawals

You should consider the following before taking a withdrawal under this contract or rider:

  . Withdrawals under this rider are treated like any other contract withdrawals for the purposes of deferred sales charges, reducing the contract value, free withdrawal amounts, credit enhancement recapture or any other contract features impacted by a withdrawal and may have tax consequences.

  . Withdrawals taken prior to the benefit date will reduce the guarantees provided under this rider, as described below.

  . A withdrawal which causes the cumulative withdrawals for the contract year to exceed the greater of the GAI or RMD applicable at the time of the withdrawal and which reduces the contract value to zero is considered a surrender of the contract. In this event the contract is not eligible for the automatic payment phase and the contract and rider terminate.

  . Withdrawals may be taken in a lump sum, in multiple withdrawals or on a systematic withdrawal basis, as allowed by your contract.

  . If you decide to apply an amount less than the entire contract value to provide annuity payments under an annuity payment option, that amount will be treated as a withdrawal for the purposes of adjusting the benefit base and GAI. Be sure to read the section entitled 'Annuitization Benefits and Options' if you are considering annuitizing your contract.

  . A withdrawal taken prior to the date your benefit base is eligible for the 200% benefit base guarantee adjustment will result in you not being eligible for such adjustment, as described above.

  . Any provision in your annuity requiring there be a minimum contract value following any withdrawal is waived while this rider is in effect.

If you choose the Focused Portfolio Strategies or the CustomChoice Allocation Option, any withdrawals you take will be deducted from the sub-accounts of the variable annuity account on a pro rata basis relative to the contract value. If you choose the other allowable allocation option, you may take a withdrawal from any allowable sub-account in any proportion.

Adjustment for Withdrawals Taken Prior to the Benefit Date

If you take withdrawals from your contract prior to the benefit date, it will cause both the benefit base and the GAI to be recalculated and reduced. The benefit base will be reduced by an amount equal to (a) multiplied by
(b) divided by (c) where:

   (a) is the benefit base immediately prior to the withdrawal,

   (b) is the amount of the withdrawal, and

   (c) is the contract value immediately prior to the withdrawal.

The GAI will be equal to (a) multiplied by (b) where:

   (a) is the benefit base following the withdrawal (i.e., the result of the benefit base recalculation above), and

   (b) is the annual income percentage based on the applicable age as of the date of the withdrawal.

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Adjustment for Withdrawals Taken After the Benefit Date

Each contract year after the benefit date you may withdraw an amount less than or equal to the GAI or, if the contract is part of a tax qualified plan, the Required Minimum Distribution (RMD) for this contract, whichever is greater. These withdrawals will immediately reduce the contract value and benefit base by the amount of the withdrawal, but will not reduce the GAI. If withdrawals in any contract year are less than the GAI, the remaining GAI may not be carried forward to future contract years.

Any amount you withdraw in a single contract year after the benefit date which is in excess of the greater of the GAI or RMD amount will cause the benefit base and GAI to be recalculated. The benefit base will be recalculated on a pro rata basis. This means that the lower the contract value is relative to the benefit base, the greater the reduction in the benefit base. The recalculation is as follows:

The benefit base will be reduced by an amount equal to (a) multiplied by
(b) divided by (c) where:

   (a) is the benefit base immediately prior to the excess portion of the withdrawal,

   (b) is the amount of the excess withdrawal, and

   (c) is the contract value immediately prior to the excess portion of the withdrawal.

The GAI will be reduced by an amount equal to (a) multiplied by (b) divided by
(c) where:

   (a) is the GAI prior to the withdrawal,

   (b) is the amount of the excess withdrawal, and

   (c) is the contract value immediately prior to the excess portion of the withdrawal.

See Appendix L for examples demonstrating adjustments to the benefit base and GAI for withdrawals after the benefit date.

For purposes of this rider, the RMD amount is equal to the amount needed based on the value of your contract to meet any required minimum distribution requirement pursuant to the Internal Revenue Code, as amended from time to time, and the regulations promulgated thereunder. Applicable contracts include those issued pursuant to a retirement plan under the provisions of Sections 401, 403, 404, 408, or 457 of the Internal Revenue Code. Amounts withdrawn in excess of the RMD may be treated as an excess withdrawal as described above.

Under the Internal Revenue Code, RMDs are calculated and taken on a calendar year basis. Under this optional rider, the GAI is based on contract year. Because the intervals for the GAI and RMD are different, withdrawals may be more likely to result in a reduction of the GAI and therefore a reduced benefit. For a contract which is part of a qualified plan or IRA, if the sum of the withdrawals in a contract year exceeds the greater of the RMD applicable at the time of the withdrawal or the GAI for that contract year, then the benefit base and GAI would be recalculated, as described above. Below is an example of how this would apply.

Assume an IRA with a contract year of April 1 to March 31, and there are no withdrawals other than as described. The GAI for the 2012 contract year ending March 31, 2013 is $5,000. The RMDs for calendar years 2012 and 2013 are $6,000 and $8,000, respectively. If the owner withdraws $1,500 in each of the last three quarters of calendar year 2012 and $2,000 in the first quarter of calendar year 2013, then the owner will have withdrawn $6,500 for the 2012 contract year (April 1 to March 31). Since the sum of the owner's withdrawals for the 2012 contract year is less than the RMD applicable at the time of the withdrawal (i.e., $8,000) the GAI would not be recalculated.

                                                                       Page 159

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Consider another example using the same assumptions in the paragraph above, but instead of the contract owner taking the $2,000 withdrawal in the first quarter of 2013, he or she takes it in the last quarter of 2012. In that case, the withdrawals for the contract year (i.e., $6,500) exceed the applicable RMD at the time of the withdrawal (i.e., $6,000) and the GAI would be recalculated according to the calculations set forth above for withdrawals in excess of the greater of the GAI or RMD. Note - the last withdrawal makes the total withdrawals for the year exceed the RMD amount. See Example #6 of Appendix L for an example of how an excess withdrawal is calculated.

Contract Value Allocation Plan

While this rider is in effect, the full contract value must be allocated to the sub-accounts of the variable annuity account according to an allocation plan approved by us for use with this rider. The approved allocation plans currently include:

   a)  100% allocation to an allowable Focused Portfolio Strategy;

   b)  100% allocation among allowable sub-accounts; or

   c)  100% allocation to the CustomChoice Allocation Option

a) Current allowable Focused Portfolio Strategies include: Income Portfolio, Income and Growth Portfolio, and Conservative Growth Portfolio. The Focused Portfolio Strategies are discussed in the section entitled "Focused Portfolio Strategies or Models" in this Prospectus. You may also ask your representative for additional details regarding these models. In the Focused Portfolio Strategies the contract value will be automatically rebalanced each calendar quarter according to the model you currently have chosen.

b) Current allowable sub-accounts: When you elect the Ovation II rider, only certain sub-accounts are available to you for allocation of your funds outside of the allowable Focused Portfolio Strategy and the CustomChoice Allocation Option. These are referred to as "allowable sub-accounts." The allowable sub-accounts currently include:

   AB Dynamic Asset Allocation Portfolio       PIMCO VIT Global Diversified Allocation
   Goldman Sachs VIT Global Trends               Portfolio
     Allocation Fund                           SFT Dynamic Managed Volatility Fund
   Ivy VIP Pathfinder Moderate -- Managed      SFT Managed Volatility Equity Fund
     Volatility                                TOPS(R) Managed Risk Balanced ETF
   Morningstar Balanced ETF Asset                Portfolio
     Allocation Portfolio                      TOPS(R) Managed Risk Flex ETF Portfolio
   Morningstar Conservative ETF Asset          TOPS(R) Managed Risk Growth ETF
     Allocation Portfolio                        Portfolio
   Morningstar Income and Growth ETF           TOPS(R) Managed Risk Moderate Growth
     Asset Allocation Portfolio                  ETF Portfolio

Each of the Morningstar ETF Asset Allocation Portfolios and the TOPS(R) ETF Managed Risk Portfolios is a Fund of Funds. Each portfolio invests in underlying exchange traded funds, also called "ETFs". The risks and objectives of each allowable sub-account are described in detail that sub-account's prospectus which is part of the underlying funds prospectus.

c) The CustomChoice Allocation Option: This option requires that you allocate purchase payments or your contract value among a number of allocation "groups" according to specific percentage limitations. There are also percentage allocation limitations for the individual funds within each group. If you elect the CustomChoice Allocation Option, your contract value will be automatically rebalanced

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

each quarter. The allocation groups, allocation limitations, details on automatic rebalancing, and a complete description of the CustomChoice Allocation Option are described in detail in this Prospectus in the section entitled 'Description of the Contract.'

The allowable Focused Portfolio Strategies, allowable sub-accounts, and CustomChoice Allocation Option are each designed to provide different asset allocation options to you, with differing risk characteristics and objectives. In selecting an allocation option you should consider your personal objectives, investment time horizons, risk tolerance and other financial circumstances. You may also wish to ask your representative for assistance in selecting an option. Asset allocation does not ensure a profit or protect against a loss in a declining market. The purpose of the investment restriction is to reduce the volatility in investment performance and such reduced volatility may reduce the return on your investments. As a result, the investment restriction may lessen the likelihood that you will receive benefits under the optional rider that are in excess of your contract value.

You may reallocate the full contract value from the current allocation plan to another available allocation plan approved by us for use with this rider. Any reallocation request must be received in our home office by written request or other form acceptable to us. The reallocation will be effective on the valuation date coincident with or next following the day we receive the complete request at our home office. We reserve the right to add, delete, or modify allocation plans at any time. In the event you make an additional purchase payment or request a transfer to an allocation plan that is no longer available, you will be required to provide a new allocation to one of the allocation plans available at the time of your request. We are currently waiving this requirement with respect to additional purchase payments to the contract. If you do not make an additional purchase payment and you do not request a transfer to an allocation plan that is no longer available, you will not be impacted by the addition, deletion, or modification of the allocation plan. To terminate participation in an allocation plan, you must allocate your entire contract value to another allocation plan approved for use with Ovation II-Joint.

Automatic Payment Phase

If the contract value is reduced to zero and the GAI is greater than zero, the contract will enter the automatic payment phase and no future benefit base increase will occur. This means that if the contract enters the automatic payment phase, you will no longer be eligible for a benefit base reset, benefit base enhancement, or the 200% benefit base guarantee. If the contract is reduced to zero by a withdrawal that causes the cumulative withdrawals for the contract year to exceed the greater of the GAI or RMD applicable at the time of the withdrawal, the withdrawal is considered a surrender of the contract and this rider will terminate. This means that the GAI will be zero and your contract will not enter the automatic payment phase.

We will notify you by letter if your contract enters the automatic payment phase. You may elect to receive the GAI at any frequency offered by us, but at least annually, until the death of both Designated Lives. Once selected, the frequency may not be changed without our consent. During this phase, no additional purchase payments may be made and all other contract features, benefits, riders, and guarantees except the guarantees provided by this rider are terminated. Upon the death of both Designated Lives, this rider terminates and no further benefits are payable under this rider.

Annuity Payments under Ovation II-Joint

If you elect to receive annuity payments, you may apply your available contract value to any annuity payment option in accordance with your contract terms. Amounts less than the entire contract value that are applied to provide annuity payments under an annuity payment option will be treated as a withdrawal for purposes of adjusting the benefit base and GAI. Be sure to read the section entitled 'Annuitization Benefits and Options' if you are considering annuitizing your contract.

                                                                       Page 161

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If annuity payments are required to begin, the Ovation II-Joint rider allows you to elect from an additional annuity payment option to receive an annual amount equal to the GAI at any frequency offered by us, but at least annually, until the death of both Designated Lives. Annuity payments are required to begin on the maturity date. Please see the section entitled 'Electing the Retirement Date and Annuity Option' for further details on the maturity date and the required beginning of annuity payments.

Spousal Continuation

If the contract owner dies, the surviving spouse may elect to continue the contract and this rider provided the surviving spouse is the Joint Designated Life and this rider is in effect at the time of contract continuation. The GAI will be recalculated on the next reset date. If the surviving spouse elects to continue the contract and this rider, he or she will continue to be subject to the Ovation II-Joint rider charge.

Rider Termination

Once you elect the Ovation II-Joint rider, you may not elect to cancel it.

The rider will automatically terminate at the earliest of:

   (a) termination or surrender of the contract (Note--a withdrawal that reduces the contract value to zero and causes the cumulative withdrawals for the contract year to exceed the greater of the GAI or RMD applicable at the time of the withdrawal is considered a surrender of the contract); or

   (b) any change to a Designated Life after the rider effective date; or

   (c) the annuity commencement date where all remaining amount available has been applied to provide annuity payments; or

   (d) the date any death benefits are paid as a lump sum under the terms of the contract; or

   (e) the death of both Designated Lives.

Upon termination of this rider, the benefits and charges within this rider will terminate. A pro rata amount of the rider charge will be deducted upon termination of this rider or surrender of the contract.

Ovation Lifetime Income-Single (Ovation-Single) Option

Effective May 15, 2012, this option is no longer available.

Ovation-Single is a guaranteed lifetime withdrawal benefit. This optional rider is designed to provide a benefit that guarantees the contract owner a minimum annual withdrawal amount (Guaranteed Annual Income (GAI), described below) beginning on the benefit date and continuing over the contract owner's life, regardless of underlying sub-account performance. The amount received will be in the form of a withdrawal of contract value if the contract value is greater than zero or pursuant to the automatic payment phase if the contract value is zero. See Appendix K for examples of how this rider works.

Ovation-Single does not guarantee investment gains or a minimum contract value. Because the GAI is paid in the form of a withdrawal until your contract value reaches zero, our obligation to pay you more than your contract value will only arise if your entire contract value has been exhausted. You can take withdrawals from your contract without electing this option. You should also consider the following:

  . Election of this rider may or may not be beneficial to you. Since this benefit is accessed through withdrawals from the contract, if you do not intend to take withdrawals from the contract, then this rider is generally not appropriate for you.

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

  . The maximum benefit base under this rider is $5,000,000. If you make large purchase payments, you may not realize the full benefit of the increases in benefit base provided by this rider.

  . Withdrawals under this rider are treated like any other contract withdrawal for the purposes of deferred sales charges, reducing the contract value, free withdrawal amounts or any other contract feature impacted by a withdrawal.

  . You may only elect this rider at the time the contract is issued. The rider will be effective on the rider issue date, also known as the rider effective date.

  . If you take withdrawals prior to the benefit date (described below) or in excess of the GAI (described below), you will reduce the benefit you receive and may prematurely terminate the contract and the rider.

  . If you take any withdrawals from the contract prior to the 10/th/ contract anniversary following the rider effective date, or prior to the contract anniversary on or following the 70/th/ birthday of the oldest owner (or the oldest annuitant in the case of a non-natural owner), whichever is later, you will not be eligible for the 200% benefit base guarantee and will reduce the benefit available with this rider.

  .  Once you elect this option you may not cancel it.

  . The oldest contract owner (or annuitant if a non-natural contract owner) must be age 80 or younger at the time the rider becomes effective.

  . Your entire contract value must be allocated to an allocation plan approved by us for use with this rider while this rider is in effect.

  . You may not elect this rider if you have selected the Premier Death Benefit, Estate Enhancement Benefit or in combination with any other living benefit.

  . After the first contract year following the rider effective date, subsequent purchase payments are limited to a cumulative total of $25,000, without our prior consent.

  . This rider may not be purchased for a "stretch" IRA or other "decedent" type account. These terms refer to contracts which, pursuant to current federal tax laws, may be continued by a decedent's named beneficiary.

The Benefit

This rider guarantees that in each contract year, beginning on the benefit date (described below), you may elect to receive an amount up to the Guaranteed Annual Income (GAI) until the contract owner's death (or in the case of joint owner's, until the first death). The amount received will be in the form of a withdrawal of contract value if available, or pursuant to the automatic payment phase. If you take withdrawals in a single contract year in excess of the GAI it may result in a reduced GAI, as described below, and negatively impact your benefit. The method used to calculate the GAI is described below. Several examples to help show how this rider works are included in Appendix K.

The Benefit Date

The benefit date is the date on which you may begin to receive the GAI. The benefit date is the later of the contract anniversary following the 59/th/ birthday of the oldest owner (or the oldest annuitant in the case of a non-natural owner) or the rider effective date. The rider effective date is the rider issue date.

                                                                       Page 163

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Calculating the Benefit Base

Benefit Base Maximum

The benefit base is subject to a maximum of $5,000,000. This applies to the initial benefit base, as well as increases due to the benefit base reset, benefit base enhancement, or the 200% benefit base guarantee.

Initial Benefit Base

The initial benefit base will be set to the initial purchase payment. Subsequent purchase payments will increase the benefit base and subsequent withdrawals will decrease the benefit base as described below.

Benefit Base Reset

On each reset date the benefit base will be increased to the contract value if the contract value is greater than the benefit base. The reset dates are the one year anniversary of the rider effective date and each subsequent one year anniversary. On each reset date, if the rider charge applicable to new customers purchasing Ovation-Single exceeds your current rider charge and the benefit base increases to the contract value, we reserve the right to increase the charge for your rider. The rider charge following the increase will not exceed the current rider charge for new issues which may equal the maximum annual rider charge. If we are no longer issuing this rider, we reserve the right to increase the rider charge to an amount that will not exceed the maximum annual rider charge. The increase will take effect on the date of the next benefit base reset following the date we increase the rider charge. See the section of this Prospectus entitled 'Contract Charges and Fees' for additional details on the charges for this rider.

You may elect to decline the rider charge increase. Declining the rider charge increase will result in no increase to the benefit base. You will be notified in writing a minimum of 30 days prior to the reset date that you may decline the rider charge increase. If you elect to decline the rider charge increase, you must provide a written request to us no less than seven calendar days prior to the reset date. Once you notify us of your decision to decline the rider charge increase, you will no longer be eligible for future benefit base increases until you provide a written request that you wish to reinstate benefit base increases. Any reinstatement request will take effect at the next reset date and your contract will be subject to current charges, not to exceed the maximum annual rider charge.

Benefit Base Enhancement

On each contract anniversary prior to the first withdrawal, for a period up to 10 years following the rider effective date, we will take the benefit base from the prior contract anniversary, plus any purchase payments made during the contract year, and increase that amount by 6%. If the resulting amount is greater than the current benefit base, following any applicable benefit base reset, it will become the new benefit base. Because rider charges apply to the greater of the benefit base or contract value, the benefit base enhancement may result in an increased cost of the rider if the benefit base is greater than the contract value as a result of the enhancement.

200% Benefit Base Guarantee

On the later of the 10/th/ contract anniversary following the rider effective date, or the contract anniversary on or following the 70/th/ birthday of the oldest owner (or the oldest annuitant in the case of a non-natural owner), if no withdrawals have been taken from the contract, the 200% benefit base guarantee is equal to the sum of (a), (b), and (c), where:

   (a) is 200% of the initial benefit base,

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   (b) is 200% of all subsequent purchase payments made in the one year following the rider effective date, and

   (c) is 100% of all subsequent purchase payments made after the first contract anniversary following the rider effective date.

If the 200% benefit base guarantee is greater than the current benefit base, following any applicable benefit base reset or benefit base enhancement, it will become the new benefit base. The benefit base after adjustment remains subject to the benefit base maximum of $5,000,000. Accordingly, if your initial benefit base is over $2,500,000, you would not receive the full value of the 200% benefit base guarantee because 200% of the initial benefit base would exceed the $5,000,000 benefit base maximum. In that case, your benefit base would be adjusted to $5,000,000. If you take a withdrawal on or before the date your benefit base is eligible for the 200% benefit base guarantee, the 200% benefit base guarantee terminates without value. This means that you will not receive the 200% benefit base guarantee. Because rider charges apply to the greater of the benefit base or contract value, the benefit base adjustment may result in an increased cost of the rider if the benefit base is greater than the contract value as a result of the adjustment. See Appendix K for examples of how the benefit base adjustment is calculated.

Calculating the GAI

The initial GAI will be equal to the benefit base on the rider effective date multiplied by the annual income percentage (described below) based on the age of the oldest owner (or annuitant in the case of a non-natural owner) as of the rider effective date.

On each reset date the GAI will be reset to the greater of (a) or (b) where:

   (a) is the GAI immediately prior to the reset date, and

   (b) is equal to (1) multiplied by (2) where:

       (1) is the benefit base on the reset date, after all applicable benefit base adjustments described above, and

       (2) is the annual income percentage based on the age of the oldest owner (or annuitant in the case of a non-natural owner) as of the reset date.

The reset dates are the one year anniversary of the rider effective date and each subsequent one year anniversary. Subsequent purchase payments and withdrawals will adjust the GAI as described below. See Appendix K for examples of how the GAI is calculated.

The Annual Income Percentage

The annual income percentage is multiplied by the benefit base to determine the GAI. The annual income percentage is determined based on the age of the oldest owner on the rider effective date, date of the purchase payment or reset date. If the owner of this contract is other than a natural person, such as a trust or other similar entity, the annual income percentage is determined based on the age of the oldest annuitant.

                         Age        Annual Income Percentage
                         ---        ------------------------
                    through age 64            4.5%
                       65 - 74                5.0%
                       75 - 79                5.5%
                         80+                  6.5%

See Appendix K for examples of how the annual income percentage is used to determine the GAI.

GAI Adjustment for Subsequent Purchase Payments

This adjustment is not calculated in the same manner as a benefit base reset. The benefit base will be increased by the amount of any subsequent purchase payments. The GAI will also be increased by the amount of the subsequent purchase payment multiplied by the applicable annual income percentage shown above, based on the age of the oldest owner (or annuitant in the case of a non-natural owner) as of the date the subsequent purchase payment is credited to the contract, subject to the maximum GAI immediately following a subsequent purchase payment described below.

The GAI immediately following a subsequent purchase payment is subject to a maximum of (a) multiplied by (b) where:

   (a) is the benefit base maximum of $5,000,000, and

   (b) is the annual income percentage based on the applicable age as of the date the subsequent purchase payment is credited to the contract.

We may limit subsequent purchase payments after the first contract year following the rider effective date to a cumulative total of $25,000, without our prior consent. See Appendix K for examples of how the GAI is adjusted for subsequent purchase payments.

Withdrawals

You should consider the following before taking a withdrawal under this contract or rider:

  . Withdrawals under this rider are treated like any other contract withdrawals for the purposes of deferred sales charges, reducing the contract value, free withdrawal amounts, credit enhancement recapture or any other contract features impacted by a withdrawal and may have tax consequences.

  . Withdrawals taken prior to the benefit date will reduce the guarantees provided under this rider, as described below.

  . A withdrawal which causes the cumulative withdrawals for the contract year to exceed the greater of the GAI or RMD applicable at the time of the withdrawal and which reduces the contract value to zero is considered a surrender of the contract. In this event the contract is not eligible for the automatic payment phase and the contract and rider terminate.

  . Withdrawals may be taken in a lump sum, in multiple withdrawals or on a systematic withdrawal basis, as allowed by your contract.

  . If you decide to apply an amount less than the entire contract value to provide annuity payments under an annuity payment option, that amount will be treated as a withdrawal for the purposes of adjusting the benefit base and GAI. Be sure to read the section entitled 'Annuitization Benefits and Options' if you are considering annuitizing your contract.

  . A withdrawal taken prior to the date your benefit base is eligible for the 200% benefit base guarantee adjustment will result in you not being eligible for such adjustment, as described above.

  . Any provision in your annuity requiring there be a minimum contract value following any withdrawal is waived while this rider is in effect.

If you choose the Focused Portfolio Strategies or the CustomChoice Allocation Option, any withdrawals you take will be deducted from the sub-accounts of the variable annuity account on a pro

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

rata basis relative to the contract value. If you choose the other allowable allocation option, you may take a withdrawal from any allowable sub-account in any proportion.

Adjustment for Withdrawals Taken Prior to the Benefit Date

If you take withdrawals from your contract prior to the benefit date, it will cause both the benefit base and the GAI to be recalculated and reduced. The benefit base will be reduced by an amount equal to (a) multiplied by
(b) divided by (c) where:

   (a) is the benefit base immediately prior to the withdrawal,

   (b) is the amount of the withdrawal, and

   (c) is the contract value immediately prior to the withdrawal.

The GAI will be equal to (a) multiplied by (b) where:

   (a) is the benefit base following the withdrawal (i.e., the result of the benefit base recalculation above), and

   (b) is the annual income percentage based on the applicable age as of the date of the withdrawal.

Adjustment for Withdrawals Taken After the Benefit Date

Each contract year after the benefit date you may withdraw an amount less than or equal to the GAI or, if the contract is part of a tax qualified plan, the Required Minimum Distribution (RMD) for this contract, whichever is greater. These withdrawals will immediately reduce the contract value and benefit base by the amount of the withdrawal, but will not reduce the GAI. If withdrawals in any contract year are less than the GAI, the remaining GAI may not be carried forward to future contract years.

Any amount you withdraw in a single contract year after the benefit date which is in excess of the greater of the GAI or RMD amount will cause the benefit base and GAI to be recalculated. The benefit base will be recalculated on a pro rata basis. This means that the lower the contract value is relative to the benefit base, the greater the reduction in the benefit base. The recalculation is as follows:

The benefit base will be reduced by an amount equal to (a) multiplied by
(b) divided by (c) where:

   (a) is the benefit base immediately prior to the excess portion of the withdrawal,

   (b) is the amount of the excess withdrawal, and

   (c) is the contract value immediately prior to the excess portion of the withdrawal.

The GAI will be reduced by an amount equal to (a) multiplied by (b) divided by
(c) where:

   (a) is the GAI prior to the withdrawal,

   (b) is the amount of the excess withdrawal, and

   (c) is the contract value immediately prior to the excess portion of the withdrawal.

See Appendix K for examples demonstrating adjustments to the benefit base and GAI for withdrawals after the benefit date.

For purposes of this rider, the RMD amount is equal to the amount needed based on the value of your contract to meet any required minimum distribution requirement pursuant to the Internal Revenue Code, as amended from time to time, and the regulations promulgated thereunder. Applicable contracts include those issued pursuant to a retirement plan under the provisions of Sections 401, 403, 404, 408, or 457 of the Internal Revenue Code. Amounts withdrawn in excess of the RMD may be treated as an excess withdrawal as described above.

Under the Internal Revenue Code, RMDs are calculated and taken on a calendar year basis. Under this optional rider, the GAI is based on contract year. Because the intervals for the GAI and RMD are different, withdrawals may be more likely to result in a reduction of the GAI and therefore a reduced benefit. For a contract which is part of a qualified plan or IRA, if the sum of the withdrawals in a contract year exceeds the greater of the RMD applicable at the time of the withdrawal or the GAI for that contract year, then the benefit base and GAI would be recalculated, as described above. Below is an example of how this would apply.

Assume an IRA with a contract year of April 1 to March 31, and there are no withdrawals other than as described. The GAI for the 2011 contract year ending March 31, 2012 is $5,000. The RMDs for calendar years 2011 and 2012 are $6,000 and $8,000, respectively. If the owner withdraws $1,500 in each of the last three quarters of calendar year 2011 and $2,000 in the first quarter of calendar year 2012, then the owner will have withdrawn $6,500 for the 2011 contract year (April 1 to March 31). Since the sum of the owner's withdrawals for the 2011 contract year is less than the RMD applicable at the time of the withdrawal (i.e., $8,000) the GAI would not be recalculated.

Consider another example using the same assumptions in the paragraph above, but instead of the contract owner taking the $2,000 withdrawal in the first quarter of 2012, he or she takes it in the last quarter of 2011. In that case, the withdrawals for the contract year (i.e., $6,500) exceed the applicable RMD at the time of the withdrawal (i.e., $6,000) and the GAI would be recalculated according to the calculations set forth above for withdrawals in excess of the greater of the GAI or RMD. Note -- the last withdrawal makes the total withdrawals for the year exceed the RMD amount. See Example #6 of Appendix K for an example of how an excess withdrawal is calculated.

Contract Value Allocation Plan

While this rider is in effect, the full contract value must be allocated to the sub-accounts of the variable annuity account according to an allocation plan approved by us for use with this rider. The approved allocation plans currently include:

   a)  100% allocation to an allowable Focused Portfolio Strategy;

   b)  100% allocation among allowable sub accounts; or

   c)  100% allocation to the CustomChoice Allocation Option

a) Current allowable Focused Portfolio Strategies include: Income Portfolio, Income and Growth Portfolio, and Conservative Growth Portfolio. The Focused Portfolio Strategies are discussed in the section entitled "Focused Portfolio Strategies or Models" in this Prospectus. You may also ask your representative for additional details regarding these models. In the Focused Portfolio Strategies the contract value will be automatically rebalanced each calendar quarter according to the model you currently have chosen.

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

b) Current allowable sub-accounts: When you elect this rider, only certain sub-accounts are available to you for allocation of your funds outside of the allowable Focused Portfolio Strategy and the CustomChoice Allocation Option. These are referred to as "allowable sub-accounts." The allowable sub-accounts currently include:

   AB Dynamic Asset Allocation Portfolio       PIMCO VIT Global Diversified Allocation
   Goldman Sachs VIT Global Trends               Portfolio
     Allocation Fund                           SFT Dynamic Managed Volatility Fund
   Ivy VIP Pathfinder Moderate -- Managed      SFT Managed Volatility Equity Fund
     Volatility                                TOPS(R) Managed Risk Balanced ETF
   Morningstar Balanced ETF Asset                Portfolio
     Allocation Portfolio                      TOPS(R) Managed Risk Flex ETF Portfolio
   Morningstar Conservative ETF Asset          TOPS(R) Managed Risk Growth ETF
     Allocation Portfolio                        Portfolio
   Morningstar Income and Growth ETF           TOPS(R) Managed Risk Moderate Growth
     Asset Allocation Portfolio                  ETF Portfolio

Each of the Morningstar ETF Asset Allocation Portfolios and the TOPS(R) ETF Managed Risk Portfolios is a Fund of Funds. Each portfolio invests in underlying exchange traded funds, also called "ETFs". The risks and objectives of each allowable sub-account are described in detail that sub-account's prospectus which is part of the underlying funds prospectus.

c) The CustomChoice Allocation Option: This option requires that you allocate purchase payments or your contract value among a number of allocation "groups" according to specific percentage limitations. There are also percentage allocation limitations for the individual funds within each group. If you elect the CustomChoice Allocation Option, your contract value will be automatically rebalanced each quarter. The allocation groups, allocation limitations, details on automatic rebalancing, and a complete description of the CustomChoice Allocation Option are described in detail in this Prospectus in the section entitled 'Description of the Contract.'

The allowable Focused Portfolio Strategies, allowable sub-accounts and CustomChoice Allocation Option are each designed to provide different asset allocation options to you, with differing risk characteristics and objectives. In selecting an allocation option you should consider your personal objectives, investment time horizons, risk tolerance and other financial circumstances. You may also wish to ask your representative for assistance in selecting an option. Asset allocation does not ensure a profit or protect against a loss in a declining market. The purpose of the investment restriction is to reduce the volatility in investment performance and such reduced volatility may reduce the return on investments. As a result, the investment restriction may lessen the likelihood that you will receive benefits under the optional rider that are in excess of your contract value.

You may reallocate the full contract value from the current allocation plan to another available allocation plan approved by us for use with this rider. Any reallocation request must be received in our home office by written request or other form acceptable to us. The reallocation will be effective on the valuation date coincident with or next following the day we receive the complete request at our home office. We reserve the right to add, delete, or modify allocation plans at any time. In the event you make an additional purchase payment or request a transfer to an allocation plan that is no longer available, you will be required to provide a new allocation to one of the allocation plans available at the time of your request. We are currently waiving this requirement with respect to additional purchase payments to the contract. If you do not make an additional purchase payment and you do not request a transfer to an allocation plan that is no longer available, you will not be impacted by the addition, deletion, or modification of the allocation plan. To terminate participation in an allocation plan, you must allocate your entire contract value to another allocation plan approved for use with Ovation-Single.

Automatic Payment Phase

If the contract value is reduced to zero and the GAI is greater than zero, the contract will enter the automatic payment phase and no future benefit base increase will occur. This means that if the contract enters the automatic payment phase, you will no longer be eligible for a benefit base reset, benefit base enhancement, or the 200% benefit base guarantee. If the contract is reduced to zero by a withdrawal that causes the cumulative withdrawals for the contract year to exceed the greater of the GAI or RMD applicable at the time of the withdrawal, the withdrawal is considered a surrender of the contract and this rider will terminate. This means that the GAI will be zero and your contract will not enter the automatic payment phase.

We will notify you by letter if your contract enters the automatic payment phase. You may elect to receive the GAI at any frequency offered by us, but at least annually, until the death of any owner. Once selected, the frequency may not be changed without our consent. During this phase, no additional purchase payments may be made and all other contract features, benefits, riders, and guarantees except the guarantees provided by this rider are terminated. Upon the death of any owner, this rider terminates and no further benefits are payable under this rider.

Annuity Payments under Ovation-Single

If you elect to receive annuity payments, you may apply your available contract value to any annuity payment option in accordance with your contract terms. Amounts less than the entire contract value that are applied to provide annuity payments under an annuity payment option will be treated as a withdrawal for purposes of adjusting the benefit base and GAI. Be sure to read the section entitled 'Annuitization Benefits and Options' if you are considering annuitizing your contract.

If annuity payments are required to begin, the Ovation-Single rider allows you to elect from an additional annuity payment option to receive an annual amount equal to the GAI at any frequency offered by us, but at least annually, until the death of the contract owner or any joint owner. Annuity payments are required to begin on the maturity date. Please see the section entitled 'Electing the Retirement Date and Annuity Option' for further details on the maturity date and the required beginning of annuity payments.

Rider Termination

Once you elect the Ovation-Single rider, you may not elect to cancel it.

The rider will automatically terminate at the earliest of:

   (a) termination or surrender of the contract (Note -- a withdrawal that reduces the contract value to zero and causes the cumulative withdrawals for the contract year to exceed the greater of the GAI or RMD applicable at the time of the withdrawal is considered a surrender of the contract); or

   (b) any change of owner or joint owner after the rider effective date, or in the case of a non-natural owner, any change of annuitant or joint annuitant after the rider effective date; or

   (c) the annuity commencement date where all remaining amount available has been applied to provide annuity payments; or

   (d) the death of the owner or joint owner, or in the case of a non-natural owner, the death of the annuitant or joint annuitant.

Upon termination of this rider, the benefits and charges within this rider will terminate. A pro rata amount of the rider charge will be deducted upon termination of this rider or surrender of the contract.

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Ovation Lifetime Income-Joint (Ovation-Joint) Option

Effective May 15, 2012, this option is no longer available.

Ovation-Joint is also a guaranteed lifetime withdrawal benefit. Unlike Ovation-Single, however, this rider is designed to provide a benefit that guarantees the contract owner a minimum annual withdrawal amount (Guaranteed Annual Income (GAI), described below) beginning on the benefit date and continuing over the lifetime of two "Designated Lives" regardless of underlying sub-account performance. The amount received will be in the form of a withdrawal of contract value if the contract value is greater than zero or pursuant to the automatic payment phase if the contract value is zero. See Appendix K for examples of how this rider works.

Ovation-Joint does not guarantee investment gains or a minimum contract value. Because the GAI is paid in the form of a withdrawal until your contract value reaches zero, our obligation to pay you more than your contract value will only arise if your entire contract value has been exhausted. You can take withdrawals from your contract without electing this option. You should also consider the following:

  . Election of this rider may or may not be beneficial to you. Since this benefit is accessed through withdrawals from the contract, if you do not intend to take withdrawals from the contract, then this rider is generally not appropriate for you.

  . The maximum benefit base under this rider is $5,000,000. If you make large purchase payments, you may not realize the full benefit of the increases in benefit base provided by this rider.

  . Withdrawals under this rider are treated like any other contract withdrawal for the purposes of deferred sales charges, reducing the contract value, free withdrawal amounts or any other contract feature impacted by a withdrawal.

  . You may only elect this rider at the time the contract is issued. The rider will be effective on the rider issue date, also known as the rider effective date.

  . If you take withdrawals prior to the benefit date (described below) or in excess of the GAI (described below), you will reduce the benefit you receive and may prematurely terminate the contract and the rider.

  . If you take any withdrawals from the contract prior to the 10/th/ contract anniversary following the rider effective date, or prior to the contract anniversary on or following the 70/th/ birthday of the youngest Designated Life (as defined below), whichever is later, you will not be eligible for the 200% benefit base guarantee and will reduce the benefit available with this rider.

  .  Once you elect this option you may not cancel it.

  . The oldest Designated Life must be age 80 or younger at the time the rider becomes effective.

  . Your entire contract value must be allocated to an allocation plan approved by us for use with this rider while this rider is in effect.

  . You may not elect this rider if you have selected the Premier Death Benefit, Estate Enhancement Benefit or in combination with any other living benefit.

  . After the first contract year following the rider effective date, subsequent purchase payments are limited to a cumulative total of $25,000, without our prior consent.

  . This rider may not be purchased for a "stretch" IRA or other "decedent" type account. These terms refer to contracts which, pursuant to current federal tax laws, may be continued by a decedent's named beneficiary.

  . This rider may not be available under certain employer-sponsored qualified plans.

                                                                       Page 171

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Designated Life, Joint Designated Life and Designated Lives

The "Designated Life" is the owner of the contract, or the annuitant in the case of a non-natural owner, unless otherwise agreed to by us. The "Joint Designated Life" is either the joint owner, joint annuitant if a non-natural owner, or the sole primary beneficiary on the contract, unless otherwise agreed to by us. The Joint Designated Life must be the spouse (as defined by federal law) of the Designated Life. All references to "Designated Lives" will mean both the Designated Life and Joint Designated Life. The Designated Life and Joint Designated Life will be used to determine the benefits under the Ovation-Joint option. The Designated and Joint Designated Life will be shown on your contract rider. The Ovation-Joint rider is not beneficial to the Joint Designated Life unless he or she is recognized as a spouse under federal law. Consult your tax advisor prior to purchasing this rider if you have questions about your spouse's status under federal law.

The Benefit

This rider guarantees that in each contract year, beginning on the benefit date (described below), you may elect to receive an amount up to the Guaranteed Annual Income (GAI) until the death of both Designated Lives. The amount received will be in the form of a withdrawal of contract value if available, or pursuant to the automatic payment phase. If you take withdrawals in a single contract year in excess of the GAI it may result in a reduced GAI, as described below, and negatively impact your benefit. The method used to calculate the GAI is described below. Several examples to help show how this rider works are included in Appendix K.

The Benefit Date

The benefit date is the date on which you may begin to receive the GAI. The benefit date is the later of the contract anniversary following the 59/th/ birthday of the youngest Designated Life, or the rider effective date. The rider effective date is the rider issue date.

Calculating the Benefit Base

Benefit Base Maximum

The benefit base is subject to a maximum of $5,000,000. This applies to the initial benefit base, as well as increases due to the benefit base reset, benefit base enhancement, or the 200% benefit base guarantee.

Initial Benefit Base

The initial benefit base will be set to the initial purchase payment. Subsequent purchase payments will increase the benefit base and subsequent withdrawals will decrease the benefit base as described below.

Benefit Base Reset

On each reset date the benefit base will be increased to the contract value if the contract value is greater than the benefit base. The reset dates are the one year anniversary of the rider effective date and each subsequent one year anniversary. On each reset date, if the rider charge applicable to new customers purchasing Ovation-Joint exceeds your current rider charge and the benefit base increases to the contract value, we reserve the right to increase the charge for your rider. The rider charge following the increase will not exceed the current rider charge for new issues which may equal the maximum annual rider charge. If we are no longer issuing this rider, we reserve the right to increase the rider charge to an amount that will not exceed the maximum annual rider charge. The increase will take effect on the date of the next benefit base reset following the date we increase the rider charge. See the section of this Prospectus entitled 'Contract Charges and Fees' for additional details on the charges for this rider.

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

You may elect to decline the rider charge increase. Declining the rider charge increase will result in no increase to the benefit base. You will be notified in writing a minimum of 30 days prior to the reset date that you may decline the rider charge increase. If you elect to decline the rider charge increase, you must provide a written request to us no less than seven calendar days prior to the reset date. Once you notify us of your decision to decline the rider charge increase, you will no longer be eligible for future benefit base increases until you provide a written request that you wish to reinstate benefit base increases. Any reinstatement request will take effect at the next reset date and your contract will be subject to current charges, not to exceed the maximum annual rider charge.

Benefit Base Enhancement

On each contract anniversary prior to the first withdrawal, for a period up to 10 years following the rider effective date, we will take the benefit base from the prior contract anniversary, plus any purchase payments made during the contract year, and increase that amount by 6%. If the resulting amount is greater than the current benefit base, following any applicable benefit base reset, it will become the new benefit base. Because rider charges apply to the greater of the benefit base or contract value, the benefit base enhancement may result in an increased cost of the rider if the benefit base is greater than the contract value as a result of the enhancement.

200% Benefit Base Guarantee

On the later of the 10/th/ contract anniversary following the rider effective date, or the contract anniversary on or following the 70/th/ birthday of the youngest Designated Life, if no withdrawals have been taken from the contract, the 200% benefit base guarantee is equal to the sum of (a), (b), and (c), where:

   (a) is 200% of the initial benefit base,

   (b) is 200% of all subsequent purchase payments made in the one year following the rider effective date, and

   (c) is 100% of all subsequent purchase payments made after the first contract anniversary following the rider effective date.

If the 200% benefit base guarantee is greater than the current benefit base, following any applicable benefit base reset or benefit base enhancement, it will become the new benefit base. The benefit base after adjustment remains subject to the benefit base maximum of $5,000,000. Accordingly, if your initial benefit base is over $2,500,000, you would not receive the full value of the 200% benefit base guarantee because 200% of the initial benefit base would exceed the $5,000,000 benefit base maximum. In that case, your benefit base would be adjusted to $5,000,000. If you take a withdrawal on or before the date your benefit base is eligible for the 200% benefit base guarantee, the 200% benefit base guarantee terminates without value. This means that you will not receive the 200% benefit base guarantee. Because rider charges apply to the greater of the benefit base or contract value, the benefit base adjustment may result in an increased cost of the rider if the benefit base is greater than the contract value as a result of the adjustment. See Appendix K for examples of how the benefit base adjustment is calculated.

Calculating the GAI

The initial GAI will be equal to the benefit base on the rider effective date multiplied by the annual income percentage (described below) based on the age of the youngest Designated Life as of the rider effective date.

On each reset date the GAI will be reset to the greater of (a) or (b) where:

   (a) is the GAI immediately prior to the reset date, and

   (b) is equal to (1) multiplied by (2) where:

       (1) is the benefit base on the reset date, after all applicable benefit base adjustments described above, and

       (2) is the annual income percentage based on the age of the youngest Designated Life as of the reset date.

The reset dates are the one year anniversary of the rider effective date and each subsequent one year anniversary. Subsequent purchase payments and withdrawals will adjust the GAI as described below. See Appendix K for examples of how the GAI is calculated.

The Annual Income Percentage

The annual income percentage is multiplied by the benefit base to determine the GAI. The annual income percentage is determined based on the age of the youngest Designated Life on the rider effective date, date of the purchase payment or reset date.

                         Age        Annual Income Percentage
                         ---        ------------------------
                    through age 64            4.5%
                       65 - 74                5.0%
                       75 - 79                5.5%
                         80+                  6.5%

See Appendix K for examples of how the annual income percentage is used to determine the GAI.

GAI Adjustment for Subsequent Purchase Payments

This adjustment is not calculated in the same manner as a benefit base reset. The benefit base will be increased by the amount of any subsequent purchase payments. The GAI will also be increased by the amount of the subsequent purchase payment multiplied by the applicable annual income percentage shown above, based on the age of the youngest Designated Life as of the date the subsequent purchase payment is credited to the contract, subject to the maximum GAI immediately following a subsequent purchase payment described below.

The GAI immediately following a subsequent purchase payment is subject to a maximum of (a) multiplied by (b) where:

   (a) is the benefit base maximum of $5,000,000, and

   (b) is the annual income percentage based on the applicable age as of the date the subsequent purchase payment is credited to the contract.

We may limit subsequent purchase payments after the first contract year following the rider effective date to a cumulative total of $25,000, without our prior consent. See Appendix K for examples of how the GAI is adjusted for subsequent purchase payments.

Withdrawals

You should consider the following before taking a withdrawal under this contract or rider:

  . Withdrawals under this rider are treated like any other contract withdrawals for the purposes of deferred sales charges, reducing the contract value, free withdrawal amounts, credit enhancement recapture or any other contract features impacted by a withdrawal and may have tax consequences.

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

  . Withdrawals taken prior to the benefit date will reduce the guarantees provided under this rider, as described below.

  . A withdrawal which causes the cumulative withdrawals for the contract year to exceed the greater of the GAI or RMD applicable at the time of the withdrawal and which reduces the contract value to zero is considered a surrender of the contract. In this event the contract is not eligible for the automatic payment phase and the contract and rider terminate.

  . Withdrawals may be taken in a lump sum, in multiple withdrawals or on a systematic withdrawal basis, as allowed by your contract.

  . If you decide to apply an amount less than the entire contract value to provide annuity payments under an annuity payment option, that amount will be treated as a withdrawal for the purposes of adjusting the benefit base and GAI. Be sure to read the section entitled 'Annuitization Benefits and Options' if you are considering annuitizing your contract.

  . A withdrawal taken prior to the date your benefit base is eligible for the 200% benefit base guarantee adjustment will result in you not being eligible for such adjustment, as described above.

  . Any provision in your annuity requiring there be a minimum contract value following any withdrawal is waived while this rider is in effect.

If you choose the Focused Portfolio Strategies or the CustomChoice Allocation Option, any withdrawals you take will be deducted from the sub-accounts of the variable annuity account on a pro rata basis relative to the contract value. If you choose the other allowable allocation option, you may take a withdrawal from any allowable sub-account in any proportion.

Adjustment for Withdrawals Taken Prior to the Benefit Date

If you take withdrawals from your contract prior to the benefit date, it will cause both the benefit base and the GAI to be recalculated and reduced. The benefit base will be reduced by an amount equal to (a) multiplied by
(b) divided by (c) where:

   (a) is the benefit base immediately prior to the withdrawal,

   (b) is the amount of the withdrawal, and

   (c) is the contract value immediately prior to the withdrawal.

The GAI will be equal to (a) multiplied by (b) where:

   (a) is the benefit base following the withdrawal (i.e., the result of the benefit base recalculation above), and

   (b) is the annual income percentage based on the applicable age as of the date of the withdrawal.

Adjustment for Withdrawals Taken After the Benefit Date

Each contract year after the benefit date you may withdraw an amount less than or equal to the GAI or, if the contract is part of a tax qualified plan, the Required Minimum Distribution (RMD) for this contract, whichever is greater. These withdrawals will immediately reduce the contract value and benefit base by the amount of the withdrawal, but will not reduce the GAI. If withdrawals in any contract year are less than the GAI, the remaining GAI may not be carried forward to future contract years.

Any amount you withdraw in a single contract year after the benefit date which is in excess of the greater of the GAI or RMD amount will cause the benefit base and GAI to be recalculated. The benefit base will be recalculated on a pro rata basis. This means that the lower the contract value is relative to the benefit base, the greater the reduction in the benefit base. The recalculation is as follows:

The benefit base will be reduced by an amount equal to (a) multiplied by
(b) divided by (c) where:

   (a) is the benefit base immediately prior to the excess portion of the withdrawal,

   (b) is the amount of the excess withdrawal, and

   (c) is the contract value immediately prior to the excess portion of the withdrawal.

The GAI will be reduced by an amount equal to (a) multiplied by (b) divided by
(c) where:

   (a) is the GAI prior to the withdrawal,

   (b) is the amount of the excess withdrawal, and

   (c) is the contract value immediately prior to the excess portion of the withdrawal.

See Appendix K for examples demonstrating adjustments to the benefit base and GAI for withdrawals after the benefit date.

For purposes of this rider, the RMD amount is equal to the amount needed based on the value of your contract to meet any required minimum distribution requirement pursuant to the Internal Revenue Code, as amended from time to time, and the regulations promulgated thereunder. Applicable contracts include those issued pursuant to a retirement plan under the provisions of Sections 401, 403, 404, 408, or 457 of the Internal Revenue Code. Amounts withdrawn in excess of the RMD may be treated as an excess withdrawal as described above.

Under the Internal Revenue Code, RMDs are calculated and taken on a calendar year basis. Under this optional rider, the GAI is based on contract year. Because the intervals for the GAI and RMD are different, withdrawals may be more likely to result in a reduction of the GAI and therefore a reduced benefit. For a contract which is part of a qualified plan or IRA, if the sum of the withdrawals in a contract year exceeds the greater of the RMD applicable at the time of the withdrawal or the GAI for that contract year, then the benefit base and GAI would be recalculated, as described above. Below is an example of how this would apply.

Assume an IRA with a contract year of April 1 to March 31, and there are no withdrawals other than as described. The GAI for the 2011 contract year ending March 31, 2012 is $5,000. The RMDs for calendar years 2011 and 2012 are $6,000 and $8,000, respectively. If the owner withdraws $1,500 in each of the last three quarters of calendar year 2011 and $2,000 in the first quarter of calendar year 2012, then the owner will have withdrawn $6,500 for the 2011 contract year (April 1 to March 31). Since the sum of the owner's withdrawals for the 2011 contract year is less than the RMD applicable at the time of the withdrawal (i.e., $8,000) the GAI would not be recalculated.

Consider another example using the same assumptions in the paragraph above, but instead of the contract owner taking the $2,000 withdrawal in the first quarter of 2012, he or she takes it in the last quarter of 2011. In that case, the withdrawals for the contract year (i.e., $6,500) exceed the applicable RMD at the time of the withdrawal (i.e., $6,000) and the GAI would be recalculated according to the calculations set forth above for withdrawals in excess of the greater of the GAI or RMD. Note -- the last withdrawal makes the total withdrawals for the year exceed the RMD amount. See Example #6 of Appendix K for an example of how an excess withdrawal is calculated.

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

Contract Value Allocation Plan

While this rider is in effect, the full contract value must be allocated to the sub-accounts of the variable annuity account according to an allocation plan approved by us for use with this rider. The approved allocation plans currently include:

   a)  100% allocation to an allowable Focused Portfolio Strategy;

   b)  100% allocation among allowable sub accounts; or

   c)  100% allocation to the CustomChoice Allocation Option

a) Current allowable Focused Portfolio Strategies include: Income Portfolio, Income and Growth Portfolio, and Conservative Growth Portfolio. The Focused Portfolio Strategies are discussed in the section entitled "Focused Portfolio Strategies or Models" in this Prospectus. You may also ask your representative for additional details regarding these models. In the Focused Portfolio Strategies the contract value will be automatically rebalanced each calendar quarter according to the model you currently have chosen.

b) Current allowable sub-accounts: When you elect this rider, only certain sub-accounts are available to you for allocation of your funds outside of the allowable Focused Portfolio Strategy and the CustomChoice Allocation Option. These are referred to as "allowable sub-accounts." The allowable sub-accounts currently include:

   AB Dynamic Asset Allocation Portfolio       PIMCO VIT Global Diversified Allocation
   Goldman Sachs VIT Global Trends               Portfolio
     Allocation Fund                           SFT Dynamic Managed Volatility Fund
   Ivy VIP Pathfinder Moderate -- Managed      SFT Managed Volatility Equity Fund
     Volatility                                TOPS(R) Managed Risk Balanced ETF
   Morningstar Balanced ETF Asset                Portfolio
     Allocation Portfolio                      TOPS(R) Managed Risk Flex ETF Portfolio
   Morningstar Conservative ETF Asset          TOPS(R) Managed Risk Growth ETF
     Allocation Portfolio                        Portfolio
   Morningstar Income and Growth ETF           TOPS(R) Managed Risk Moderate Growth
     Asset Allocation Portfolio                  ETF Portfolio

Each of the Morningstar ETF Asset Allocation Portfolios and the TOPS(R) ETF Managed Risk Portfolios is a Fund of Funds. Each portfolio invests in underlying exchange traded funds, also called "ETFs". The risks and objectives of each allowable sub-account are described in detail that sub-account's prospectus which is part of the underlying funds prospectus.

c) The CustomChoice Allocation Option: This option requires that you allocate purchase payments or your contract value among a number of allocation "groups" according to specific percentage limitations. There are also percentage allocation limitations for the individual funds within each group. If you elect the CustomChoice Allocation Option, your contract value will be automatically rebalanced each quarter. The allocation groups, allocation limitations, details on automatic rebalancing, and a complete description of the CustomChoice Allocation Option are described in detail in this Prospectus in the section entitled 'Description of the Contract.'

The allowable Focused Portfolio Strategies, allowable sub-accounts and CustomChoice Allocation Option are each designed to provide different asset allocation options to you, with differing risk characteristics and objectives. In selecting an allocation option you should consider your personal objectives, investment time horizons, risk tolerance and other financial circumstances. You may also wish to ask your representative for assistance in selecting an option. Asset allocation does not ensure a profit or protect against a loss in a declining market. The purpose of the investment restriction is to reduce the volatility in investment performance and such reduced volatility may reduce the return on investments. As a result, the investment restriction may lessen the likelihood that you will receive benefits under the optional rider that are in excess of your contract value.

You may reallocate the full contract value from the current allocation plan to another available allocation plan approved by us for use with this rider. Any reallocation request must be received in our home office by written request or other form acceptable to us. The reallocation will be effective on the valuation date coincident with or next following the day we receive the complete request at our home office. We reserve the right to add, delete, or modify allocation plans at any time. In the event you make an additional purchase payment or request a transfer to an allocation plan that is no longer available, you will be required to provide a new allocation to one of the allocation plans available at the time of your request. We are currently waiving this requirement with respect to additional purchase payments to the contract. If you do not make an additional purchase payment and you do not request a transfer to an allocation plan that is no longer available, you will not be impacted by the addition, deletion, or modification of the allocation plan. To terminate participation in an allocation plan, you must allocate your entire contract value to another allocation plan approved for use with Ovation-Joint.

Automatic Payment Phase

If the contract value is reduced to zero and the GAI is greater than zero, the contract will enter the automatic payment phase and no future benefit base increase will occur. This means that if the contract enters the automatic payment phase, you will no longer be eligible for a benefit base reset, benefit base enhancement, or the 200% benefit base guarantee. If the contract is reduced to zero by a withdrawal that causes the cumulative withdrawals for the contract year to exceed the greater of the GAI or RMD applicable at the time of the withdrawal, the withdrawal is considered a surrender of the contract and this rider will terminate. This means that the GAI will be zero and your contract will not enter the automatic payment phase.

We will notify you by letter if your contract enters the automatic payment phase. You may elect to receive the GAI at any frequency offered by us, but at least annually, until the death of both Designated Lives. Once selected, the frequency may not be changed without our consent. During this phase, no additional purchase payments may be made and all other contract features, benefits, riders, and guarantees except the guarantees provided by this rider are terminated. Upon the death of both Designated Lives, this rider terminates and no further benefits are payable under this rider.

Annuity Payments under Ovation-Joint

If you elect to receive annuity payments, you may apply your available contract value to any annuity payment option in accordance with your contract terms. Amounts less than the entire contract value that are applied to provide annuity payments under an annuity payment option will be treated as a withdrawal for purposes of adjusting the benefit base and GAI. Be sure to read the section entitled 'Annuitization Benefits and Options' if you are considering annuitizing your contract.

If annuity payments are required to begin, the Ovation-Joint rider allows you to elect from an additional annuity payment option to receive an annual amount equal to the GAI at any frequency offered by us, but at least annually, until the death of both Designated Lives. Annuity payments are required to begin on the maturity date. Please see the section entitled 'Electing the Retirement Date and Annuity Option' for further details on the maturity date and the required beginning of annuity payments.

Spousal Continuation

If the contract owner dies, the surviving spouse may elect to continue the contract and this rider provided the surviving spouse is the Joint Designated Life and this rider is in effect at the time of

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

contract continuation. The GAI will be recalculated on the next reset date. If the surviving spouse elects to continue the contract and this rider, he or she will continue to be subject to the Ovation-Joint rider charge.

Rider Termination

Once you elect the Ovation-Joint rider, you may not elect to cancel it.

The rider will automatically terminate at the earliest of:

   (a) termination or surrender of the contract (Note -- a withdrawal that reduces the contract value to zero and causes the cumulative withdrawals for the contract year to exceed the greater of the GAI or RMD applicable at the time of the withdrawal is considered a surrender of the contract); or

   (b) any change to a Designated Life after the rider effective date; or

   (c) the annuity commencement date where all remaining amount available has been applied to provide annuity payments; or

   (d) the date any death benefits are paid as a lump sum under the terms of the contract; or

   (e) the death of both Designated Lives.

Upon termination of this rider, the benefits and charges within this rider will terminate. A pro rata amount of the rider charge will be deducted upon termination of this rider or surrender of the contract.

Guaranteed Lifetime Withdrawal Benefit (GLWB) Option

Effective August 1, 2010, this option is no longer available.

This contract option is designed to provide a benefit that guarantees the contract owner a minimum withdrawal amount, generally over their life regardless of underlying sub-account performance. It allows a contract owner to take withdrawals from their contract each contract year up to a specified maximum amount known as the Guaranteed Annual Income (GAI) amount. The annual GAI amount will be set based on the age of the oldest contract owner on the GLWB effective date and it will range from 4.0% to 6.0% of the Guaranteed Withdrawal Benefit (GWB). If you withdraw amount(s) in excess of the guaranteed amount you will reduce the benefit you receive under this contract option.

  . Election of this contract option may or may not be beneficial to you. Since this benefit is accessed through withdrawals from the contract, if you do not intend to take withdrawals from your contract, then this option may not be appropriate for you.

  . The oldest contract owner (or annuitant, if a non-natural contract owner) must be age 50 or over and must be under age 81 at the time the rider becomes effective.

  . You may elect this option at the time your contract is issued or within 30 days prior to any contract anniversary. The option will be effective on either the issue date or contract anniversary date, also known as the GLWB effective date.

  . Beginning 7 years after the GLWB effective date, you may elect to terminate this option by sending us written notice within 30 days prior to any contract anniversary. Termination will be effective on the contract anniversary date.

  . Your entire contract value must be allocated to an investment option or allocation approved and maintained by us while this option is in effect.

  . You may not elect this contract option if you have selected the Premier Death Benefit optional death benefit or in combination with any other living benefit.

  . After the first contact year following the GLWB effective date, subsequent purchase payments that may be applied to the GLWB option are limited to a total of $25,000 in the aggregate, without our prior consent.

  . This rider may not be purchased for a "stretch" IRA or other "decedent" type account.

The GLWB option is designed to provide a benefit that guarantees the contract owner an annual minimum withdrawal amount, regardless of underlying sub-account performance. In each contract year, you may withdraw up to the Guaranteed Annual Income (GAI) from your contract for the longer of: (a) the duration of the contract owner's life (or in the case of joint owners, the lifetime of the first joint owner to die), or (b) until the Guaranteed Withdrawal Benefit (GWB) is reduced to zero. The method used to calculate the GAI and the GWB is described below. This option does not guarantee any investment gains. Several examples to help show how this option works are included in Appendix F.

Calculating the Initial GWB and GAI

The GWB for your contract will be equal to the initial purchase payment if this option is added when your contract is issued. If the option is added on a subsequent contract anniversary, the initial GWB will be equal to the contract value on the effective date of the option. The GWB is subject to a maximum of $5,000,000 at all times.

The initial GAI for your contract will be equal to the GWB multiplied by the Annual Income Percentage shown below, which is based on the age of the oldest contract owner (or oldest annuitant in the case of a non-natural owner) at the GLWB effective date. Once these initial amounts are established they will remain the same until there is a subsequent purchase payment, a withdrawal that exceeds the GAI in a contract year, Guaranteed Annual Income Reset, or as otherwise described below.

                          Age   Annual Income Percentage
                          -     ------------------------
                       50 - 59            4.0%
                       60 - 69            5.0%
                       70 - 79            5.5%
                         80+              6.0%

These percentages apply for purchase payments, as well as the Guaranteed Annual Income Reset described later. When there are multiple purchase payments over several years, more than one Annual Income Percentage may apply for purposes of calculating the GAI. For example, if a purchase payment is made at age 58, the Annual Income Percentage that will apply to that payment is 4.0%. If a subsequent purchase payment is made at age 65, the Annual Income Percentage that applies to the subsequent payment is 5.0%. If there are withdrawals that exceed the GAI in any contract year, there will no longer be a single applicable Annual Income Percentage from this table since the GAI and GWB are adjusted based on the contract value at the time of the withdrawal(s).

Adjustment for Subsequent Purchase Payments

The GWB will be increased by the amount of any subsequent purchase payments as of the date the purchase payment is credited to the contract. The GAI will also be increased by the amount of the subsequent purchase payment multiplied by the applicable Annual Income Percentage shown above, based on the age of the oldest contract owner (or oldest annuitant in the case of a non-natural owner) as of the date the purchase payment is credited to the contract. After the first contract year following the GLWB effective date we restrict the application of subsequent purchase payments to the GWB and GAI to $25,000 in the aggregate without our prior written approval.

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

Withdrawals

Withdrawals may be taken in a lump sum, in multiple withdrawals or on a systematic withdrawal basis, as allowed by your contract. Please remember that withdrawals under the GLWB are treated like any other contract withdrawals for purposes of deferred sales charges, reducing the contract value, free withdrawal amounts, recapture of credit enhancements or any other contract features impacted by a withdrawal and which may have tax consequences.

Adjustments for Withdrawals less than the Guaranteed Annual Income

Each contract year you may withdraw an amount less than or equal to the GAI. Such withdrawals will immediately reduce the contract value and the GWB by the amount of the withdrawal, but will not reduce the GAI. If withdrawals in any contract year are less than the GAI, the additional amount may not be carried forward to future contract years. Withdrawals will be taken pro rata from your values in any fixed accounts and each sub-account of the variable annuity account. If you decide to annuitize your contact in an amount less than the entire contract value to provide annuity payments under an annuity payment option, that amount will be treated as a withdrawal for purposes of adjusting the GWB and GAI. Be sure to read the section entitled "Annuitization Benefits and Options" if you are considering annuitizing your contract.

Adjustments for Withdrawals in excess of the Guaranteed Annual Income

Withdrawals in excess of the GAI or the Required Minimum Distribution (RMD) for this contract (whichever might be greater) if part of a qualified tax plan, in any one contract year, will cause both the GWB and GAI to be recalculated as follows:

The GWB will be reduced by an amount equal to: (a) multiplied by (b), divided by (c) where:

   (a) is the GWB immediately prior to the excess portion of the withdrawal,

   (b) is the excess portion of the excess withdrawal amount, and

   (c) is the contract value immediately prior to the excess portion of the withdrawal.

The GAI will be reduced by an amount equal to: (a) multiplied by (b), divided by (c) where:

   (a) is the GAI prior to the withdrawal,

   (b) is the amount of the excess withdrawal, and

   (c) is the contract value immediately prior to the excess portion of the withdrawal.

For purposes of this rider, the RMD amount is equal to the amount needed based on the value of your contract and any riders to meet any required minimum distribution requirement for this contract, pursuant to the Internal Revenue Code and the regulations promulgated thereunder. Applicable contracts include those issued pursuant to a retirement plan under the provisions of Section 401, 403, 404, 408, or 457 of the Internal Revenue Code. Amounts withdrawn in excess of the RMD may be treated as an excess withdrawal as described above. For a given amount of excess withdrawal, the lower the contract value, the greater the reduction in GWB.

Automatic Payment Phase

If the contract value is reduced to zero, the contract will enter the automatic payment phase. You may elect to receive the GAI at any frequency offered by us, but no less frequently than annually, until the death of the contract owner or the death of any joint owner (or annuitant in the case of a non-natural owner). Once selected, the frequency may not be changed without our prior consent. During this phase, no additional purchase payments may be made and all other contract features, benefits, and guarantees except the guarantees provided by this rider are terminated.

Upon the death of the contract owner or any joint owner (or annuitant in the case of a non-natural owner) before the GWB reaches zero, the GAI will be paid at least annually to your beneficiaries until the GWB reaches zero. When the GWB reaches zero, this rider terminates and no further benefits are payable. At our discretion, we may elect to pay your beneficiaries a lump sum in lieu of future periodic withdrawals. The lump sum value will be equal to the present value of the remaining periodic withdrawal amounts discounted at an interest rate. The interest rate will be the weekly average of the "Interest Rate Swap" rates as reported in the Federal Reserve Bulletin Release H.15 for the period applicable to the remaining withdrawal period plus 0.50%.

Guaranteed Annual Income Reset

Beginning with the third contract anniversary following the GLWB effective date and every 3 years thereafter the GAI will go through a "Guaranteed Annual Income Reset" (GAI Reset) process. This GAI Reset will occur automatically and the charge for the contract option will not change. The new GAI will be equal to the greater of (a) or (b) where:

   (a) is the GAI immediately prior to the GAI reset; and

   (b) is an amount equal to: (1) multiplied by (2) where:

       1)  is the greater of the GWB or the contract value; and

       2) is the Annual Income Percentage based on the age of the oldest owner, (or oldest annuitant if a non-natural owner), at the time of the GAI reset.

In no event however, will the new GAI be less than the old GAI. The GAI following the GAI Reset may be the same as before the GAI Reset even if the applicable Annual Income Percentage based on current age has increased.

In the event you are receiving systematic withdrawals, and the systematic withdrawal amount you are receiving is equal to some percentage of your GAI, referred to as the "percentage of GAI" option, and if the value of the GAI increases, then your systematic withdrawal amount will automatically increase. You may elect a fixed amount for your systematic withdrawal if you do not want your withdrawal amount to automatically increase.

Sub-Account Allocation

While this rider is in effect, the full contract value must be allocated to the sub-accounts of the variable annuity account according to an allocation plan approved by us for use with this rider. The approved allocation plans currently include:

   (a) 100% allocation to an allowable Focused Portfolio Strategy;

   (b) 100% allocation among allowable sub-accounts; or

   (c) 100% allocation to the CustomChoice Allocation Option.

a) Current allowable Focused Portfolio Strategies include: Income Portfolio, Income and Growth Portfolio, and Conservative Growth Portfolio. The Focused Portfolio Strategies are discussed in the section entitled "Focused Portfolio Strategies or Models" in this Prospectus. You may also ask your representative for additional details regarding these models. In the Focused Portfolio Strategies, the contract value will be automatically rebalanced each calendar quarter according to the model you currently have chosen.

b) Current allowable sub-accounts: When you elect this rider, only certain sub-accounts are available to you for allocation of your funds outside of the allowable Focused Portfolio Strategy and the

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

CustomChoice Allocation Option. These are referred to as "allowable sub-accounts." The allowable sub-accounts currently include:

   AB Dynamic Asset Allocation Portfolio       PIMCO VIT Global Diversified Allocation
   Goldman Sachs VIT Global Trends               Portfolio
     Allocation Fund                           SFT Dynamic Managed Volatility Fund
   Ivy VIP Pathfinder Moderate -- Managed      SFT Managed Volatility Equity Fund
     Volatility                                TOPS(R) Managed Risk Balanced ETF
   Morningstar Balanced ETF Asset                Portfolio
     Allocation Portfolio                      TOPS(R) Managed Risk Flex ETF Portfolio
   Morningstar Conservative ETF Asset          TOPS(R) Managed Risk Growth ETF
     Allocation Portfolio                        Portfolio
   Morningstar Income and Growth ETF           TOPS(R) Managed Risk Moderate Growth
     Asset Allocation Portfolio                  ETF Portfolio

Each of the Morningstar ETF Asset Allocation Portfolios and the TOPS(R) ETF Managed Risk Portfolios is a Fund of Funds. Each portfolio invests in underlying exchange traded funds, also called "ETFs". The risks and objectives of each allowable sub-account are described in detail that sub-account's prospectus which is part of the underlying funds prospectus.

c) The CustomChoice Allocation Option: This option requires that you allocate purchase payments or your contract value among a number of allocation "groups" according to specific percentage limitations. There are also percentage allocation limitations for the individual funds within each group. If you elect the CustomChoice Allocation Option, your contract value will be automatically rebalanced each quarter. The allocation groups, allocation limitations, details on automatic rebalancing, and a complete description of the CustomChoice Allocation Option are described in detail in this Prospectus in the section entitled 'Description of the Contract'.

The allowable Focused Portfolio Strategies, allowable sub-accounts and CustomChoice Allocation Option are each designed to provide different asset allocation options to you, with differing risk characteristics and objectives. In selecting an allocation option you should consider your personal objectives, investment time horizons, risk tolerance and other financial circumstances. You may also wish to ask your representative for assistance in selecting an option. Asset allocation does not ensure a profit or protect against a loss in a declining market. The purpose of the investment restriction is to reduce the volatility in investment performance and such reduced volatility may reduce the return on your investments. As a result, the investment restriction may lessen the likelihood that you will receive benefits under the optional rider that are in excess of your contract value.

You may reallocate the full contract value from the current allocation plan to another available allocation plan approved by us for use with this rider. Any reallocation request must be received in our home office by written request or other form acceptable to us. The reallocation will be effective on the valuation date coincident with or next following the day we receive the complete request at our home office. We reserve the right to add, delete, or modify allocation plans at any time. In the event you make an additional purchase payment or request a transfer to an allocation plan that is no longer available, you will be required to provide a new allocation to one of the allocation plans available at the time of your request. We are currently waiving this requirement with respect to additional purchase payments to the contract. If you do not make an additional purchase payment and you do not request a transfer to an allocation plan that is no longer available, you will not be impacted by the addition, deletion, or modification of the allocation plan. To terminate participation in an allocation plan, you must allocate your entire contract value to another allocation plan approved for use with this rider.

Effect of Payment of Death Benefit

At the death of the first contract owner (or first annuitant if a non-natural owner) and if the contract owner (or annuitant, as applicable) die before the GWB is reduced to zero and there is contract value, the beneficiary may elect to receive the death benefit under the contract and the contract and this option will terminate.

Alternatively, the beneficiary may be able to elect to continue this option (and the contract) by taking withdrawals of the current GAI at least annually until the GWB is reduced to zero, over a period no longer than the beneficiary's life expectancy. No additional purchase payments may be made and no additional GAI Reset will occur. If the beneficiary elects to continue the GLWB option, the charges for this option will continue to apply. If your designated beneficiary is not your surviving spouse, and if withdrawals of the GAI annually would extend beyond the beneficiary's life expectancy, the beneficiary will not be able to elect to continue the rider and the GLWB will terminate and the beneficiary will be required to take the death benefit under the contract. Any option elected by the beneficiary must comply with Internal Revenue Code Sections 72(s) and 401(a)(9), as applicable. A beneficiary may contact us for the life expectancy according to the mortality tables.

Rider Termination

Beginning seven contract years after the GLWB effective date the contract owner may elect to cancel this contract option. You must request the cancellation in writing within 30 days prior to the applicable contract anniversary in a form satisfactory to us. The termination effective date will be on the contract anniversary date. Once cancelled the GLWB may not be elected again until the next contract anniversary, subject to availability.

The GLWB option will automatically terminate at the earliest of the following:

  .  the date of termination or surrender of the contract; or

  . any change of the contract owner or joint contract owner after the GLWB effective date, or in the case of a non-natural owner, any change of the annuitant or joint annuitant after the GLWB effective date; or

  . the annuity commencement date where all remaining contract value has been applied to provide annuity payments; or

  . the date any death benefits are paid either as a lump sum or as an adjustment to the contract value under the terms of the contract; or

  . the date the GWB is reduced to zero following the death of the contract owner, the first joint owner, or in the case of a non-natural owner, the annuitant or any joint annuitant.

Upon termination of this rider, the benefits and charges within this rider will terminate. A pro rata amount of the rider charge will be deducted upon termination of this rider or surrender of the contract.

Annuity Payments

On annuity commencement or when your contract reaches its maturity date, and if we have not agreed to an extension of the maturity date, your contract value will be applied to an annuity option you have selected and this contract option and its benefits will terminate. In case of a partial annuitization, the amount of contract value applied to provide annuity payments will be treated as a withdrawal from the contract.

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

If annuity payments are required to begin, you may also choose from an additional annuity option. The annuity option will provide a fixed annuity payment equivalent on an annual basis to your current GAI for the remainder of your life. This option will generally be more favorable when your remaining benefit value is greater than the current contract value and you believe it is unlikely your contract value will exceed the remaining benefit value in the future. You should examine your circumstances and options carefully before making any election. You should consider requesting an annuitization illustration if you have any questions about which annuity option is appropriate for you.


Guaranteed Income Provider Benefit (GIPB) Option

Effective March 1, 2010, this rider is no longer available.

The GIPB option is a type of guaranteed minimum income benefit. The GIPB option guarantees a stated or fixed income payment in the pay-out phase of your annuity contract, for the annuity options set forth below. It is designed to help protect you against poor investment performance before annuitization of your contract. It does not however, guarantee a contract value or minimum return for any investment option or for the contract. All requests to elect this option must be in writing on a form provided by us.

  . If you do not intend to annuitize your contract, you will not receive the benefit of this option, and therefore this option may not be appropriate for you.

  . You may elect this option when your contract is issued or within 30 days following any contract anniversary date. The option will be effective on either the issue date or contract anniversary date.

  .  Once you elect this option you may not terminate or cancel the option.

  . The oldest contract owner, or oldest annuitant in the case where a non-natural person owns the contract, must be under age 76 at the time the contract is issued, in order to elect this option.

  . You may not elect this option in combination with either the Guaranteed Minimum Withdrawal Benefit or the Guaranteed Lifetime Withdrawal Benefit.

This option may be exercised by the contract owner on or within 30 days following a contract anniversary, after a 10 year waiting period from the effective date of the option. However, it may not be exercised after the contract anniversary following the earlier of the oldest annuitant's 90th birthday or the oldest contract owner's 90th birthday. After that date the option and associated charge will automatically terminate. If the owner is a non-natural person, the age of the oldest annuitant is the basis for determining the benefit.

If you wish to annuitize only a portion of your contract and invoke this option you may do so once, however, you must annuitize at least one-half of your contract value as of the date you elect to annuitize. To invoke this option at any other time you must annuitize your entire contract value. In addition, under the GIPB option, only a fixed annuity is available and only the following annuity options are available to you if you exercise the GIPB option:

  .  Option 1 - Life Annuity

  . Option 2 - Life Annuity with a Period Certain of 120 months (Option 2A), 180 months (Option 2B) or 240 months (Option 2C)

  .  Option 3 - Joint and Last Survivor Annuity

The GIPB option provides a fixed annuity payment amount. The fixed annuity payment amount is equal to the following formula: the Guaranteed Income Provider Basis, adjusted for any premium taxes not previously deducted, and applied to the annuity tables that accompany the GIPB option. The annuity tables that accompany the GIPB option supersede those annuity tables that were issued with your base contract, but only if you invoke the GIPB option. These tables are more conservative than those issued with the base contract. The dollar amount of the annuity payment will depend on the annuity option selected, the amount applied and the age of the annuitant (and joint annuitant if applicable).

The Guaranteed Income Provider Basis is the greater of:

  . the Guaranteed Income Provider Highest Anniversary Value prior to the date annuity payments are elected, increased by any purchase payments and reduced using the reduction procedure for the Guaranteed Income Provider Highest Anniversary Value defined below for amounts withdrawn or annuitized since the previous Guaranteed Income Provider Highest Anniversary Value was determined; or

  .  the Guaranteed Income Provider 5% Increase Value.

The Guaranteed Income Provider Highest Anniversary Value is equal to the greater of:

  .  the contract value; or

  . the previous Guaranteed Income Provider Highest Anniversary Value increased by any purchase payments and reduced using the reduction procedure for the Guaranteed Income Provider Highest Anniversary Value defined below for amounts withdrawn or annuitized since the previous Guaranteed Income Provider Highest Anniversary Value was determined.

The Guaranteed Income Provider Highest Anniversary Value will be determined on every contract anniversary starting with the contract anniversary on which this option was effective, up to and including the contract anniversary following your 85th birthday.

Reduction Procedure for the Guaranteed Income Provider Highest Anniversary
Value:

A withdrawal or annuitization will reduce the Guaranteed Income Provider Highest Anniversary Value as follows:

(i) On a dollar-for-dollar basis if the cumulative withdrawal and annuitization amount, including the current withdrawal or annuitization, occurring during the current contract year is less than or equal to 5% of the Guaranteed Income Provider Highest Anniversary Value as of the most recent contract anniversary.

(ii)On a pro rata basis if the cumulative withdrawal and annuitization amount, including the current withdrawal or annuitization, occurring during the current contract year is greater than 5% of the Guaranteed Income Provider Highest Anniversary Value as of the most recent contract anniversary. The pro rata adjustment will reduce the Guaranteed Income Provider Highest Anniversary Value by the proportion that the current amount withdrawn or annuitized bears to the contract value just prior to the withdrawal or annuitization.

The Guaranteed Income Provider 5% Increase Value is equal to the sum of:

  . the portion of the contract value in any fixed account and all of the guarantee periods of the Guaranteed Term Account; and

  . Purchase payments and transfers into the variable annuity account reduced for withdrawals, annuitizations and transfers out of the variable annuity account using the reduction procedure defined below, accumulated to the earlier of the date annuity payments are elected or the contract anniversary following your 85th birthday at an interest rate of 5%, compounded annually.


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


Please note, after the contract anniversary following your 85th birthday, the variable annuity account portion of the Guaranteed Income Provider 5% Increase Value will not increase further. Any amounts withdrawn, annuitized or transferred out of the variable annuity account will reduce the value using the reduction procedure for the Guaranteed Income Provider 5% Increase Value, as described below.

Reduction Procedure for the Guaranteed Income Provider 5% Increase Value:

A withdrawal, annuitization, or transfer out of any fixed account or the Guaranteed Term Account will reduce the Guaranteed Income Provider 5% Increase Value on a dollar for dollar basis.

A withdrawal, annuitization, or transfer out of the variable annuity account will reduce the variable annuity account portion of the Guaranteed Income Provider 5% Increase Value as follows:

(i) On a dollar-for-dollar basis if the cumulative withdrawal, annuitization, and transfer out amount from the variable annuity account, including the current withdrawal, annuitization, or transfer from the variable annuity account, occurring during the current contract year is less than or equal to 5% of the variable annuity account portion of the Guaranteed Income Provider 5% Increase Value as of the most recent contract anniversary.

(ii)On a pro rata basis if the cumulative withdrawal, annuitization, and transfer out amount; including the current withdrawal, annuitization, or transfer from the variable annuity account; occurring during the current contract year is greater than 5% of the variable annuity account portion of the Guaranteed Income Provider 5% Increase Value as of the most recent contract anniversary. The pro rata adjustment will reduce the variable annuity account portion of the Guaranteed Income Provider 5% Increase Value by the proportion that the current amount withdrawn, annuitized, or transferred out of the variable annuity account bears to the contract value in the variable annuity account just prior to the withdrawal, annuitization, or transfer.

At no time shall either the Guaranteed Income Provider Highest Anniversary Value or the Guaranteed Income Provider 5% Increase Value exceed 200% of the sum of the contract value as of the effective date of the option, plus any subsequent purchase payments received more than 12 months prior to the date annuity payments are elected, adjusted pro rata for subsequent withdrawals and annuitizations. Where joint owners exist, there will be no further Guaranteed Income Provider Highest Anniversary Values determined or accumulation of the variable annuity account portion of the Guaranteed Income Provider 5% Increase Value after the contract anniversary following the 85th birthday of the oldest joint owner. After the death of the first joint owner, determination of new Guaranteed Income Provider Highest Anniversary Values and accumulation of the variable annuity account portion of the Guaranteed Income Provider 5% Increase Value may resume if the surviving joint owner continues the contract.

If a surviving spouse elects to assume his or her deceased spouse's contract, this option and its associated charge will continue to be effective and based upon the new owner's age as long as it is less than or equal to age 90. In the event the surviving spouse's age is greater than 90, the option and its charge will automatically terminate.

This option and its associated charge will also terminate automatically in the following circumstances:

  .  the contract is fully annuitized;

  .  the contract is terminated or surrendered; or

  . the contract anniversary following the oldest contract owner or annuitant's 90th birthday.

Guaranteed Lifetime Withdrawal Benefit II-Single (GLWB II-Single) Option

Effective May 15, 2009, this option is no longer available.

  . This contract option is also designed to provide a benefit that guarantees the contract owner a minimum annual withdrawal amount, generally over the contract owner's life, regardless of underlying sub-account performance. Beginning on the later of the contract anniversary following the contract owner's 59th birthday or the date this contract option is added, it allows a contract owner to take withdrawals from the contract each contract year up to a specified maximum amount known as the Guaranteed Annual Income
     (GAI) amount. The GAI amount will be 5% of the Guaranteed Withdrawal Benefit described below.

  . Election of this contract option may or may not be beneficial to you. Since this benefit is accessed through withdrawals from the contract, if you do not intend to take withdrawals from your contract, then this option may not be appropriate for you.

  . Beginning 7 years after the GLWB II-Single effective date, you may elect to terminate this option by sending us written notice within 30 days prior to any contract anniversary. Termination will be effective on the contract anniversary date.

  . If you take withdrawals prior to the Benefit Date or in excess of the annual guaranteed amount, you will reduce the benefit you receive.

  . The oldest contract owner (or annuitant, if a non-natural contract owner) must be age 50 or over and must be under age 81 at the time the rider becomes effective.

  . You may elect this option at the time your contract is issued or within 30 days prior to any contract anniversary. The option will be effective on either the issue date or contract anniversary date, also known as the GLWB II-Single effective date.

  . Your entire contract value must be allocated to an investment option or allocation approved and maintained by us while this option is in effect.

  . You may not elect this contract option if you have selected the Premier Death Benefit optional death benefit or in combination with any other living benefit.

  . After the first contact year following the GLWB II-Single effective date, subsequent purchase payments that may be applied to the GLWB II-Single option are limited to a total of $25,000 in the aggregate, without our prior consent.

  . This rider may not be purchased for a "stretch" IRA or other "decedent" type account.

The GLWB II-Single option is designed to provide a benefit that guarantees the contract owner an annual minimum withdrawal amount, regardless of underlying sub-account performance. In each contract year, beginning at the Benefit Date, you may withdraw up to the Guaranteed Annual Income (GAI) from your contract for the longer of: (a) the duration of the contract owner's life (or in the case of joint owners, the lifetime of the first joint owner to die), or (b) until the Guaranteed Withdrawal Benefit (GWB) is reduced to zero.

The Benefit Date is the later of the contract anniversary following the 59th birthday of the oldest contract owner (or oldest annuitant, in the case of a non-natural owner) or the GLWB II-Single effective date. The method used to calculate the GAI and the GWB is described below. This option does not guarantee any investment gains. Several examples to help show how this option works are included in Appendix H.

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

Calculating the Initial GWB and GAI

The GWB for your contract will be equal to the initial purchase payment if this option is added when your contract is issued. If the option is added on a subsequent contract anniversary, the initial GWB will be equal to the contract value on the effective date of the option. The GWB is subject to a maximum of $5,000,000 at all times.

The initial GAI for your contract will be equal to 5% of the initial GWB value on the effective date of the option. Once these initial amounts are established they will remain the same until there is a subsequent purchase payment, withdrawal, withdrawal that exceeds the GAI in a contract year, Guaranteed Withdrawal Benefit Reset, Guaranteed Withdrawal Benefit Enhancement, or as otherwise described below.

Adjustment for Subsequent Purchase Payments

The GWB will be increased by the amount of any subsequent purchase payments as of the date the purchase payment is credited to the contract. The GAI will also be increased by the amount of the subsequent purchase payment multiplied by 5% as of the date the purchase payment is credited to the contract. You may make additional purchase payments to your contract. However, after the first contract year following the effective date of the option, we restrict the application of subsequent purchase payments to the GLWB II-Single to $25,000 in the aggregate without our prior written approval.

Withdrawals

  . Withdrawals taken prior to the Benefit Date will reduce the benefit you will receive, as described below.

  . Withdrawals may be taken in a lump sum, in multiple withdrawals or on a systematic withdrawal basis, as allowed by your contract.

  . Please remember that withdrawals under this contract option are treated like any other contract withdrawals for purposes of deferred sales charges, reducing the contract value, free withdrawal amounts, or any other contract features impacted by a withdrawal and may have tax consequences.

  . Withdrawals will be taken pro rata from your values in any fixed accounts and each sub-account of the variable annuity account. If you decide to annuitize your contract in an amount less than the entire contract value to provide annuity payments under an annuity payment option, that amount will be treated as a withdrawal for purposes of adjusting the GWB and GAI. Be sure to read the section entitled "Annuitization Benefits and Options" if you are considering annuitizing your contract.

Withdrawals taken prior to the Benefit Date

If you take withdrawals from your contract prior to the Benefit Date, it will cause both the GWB and the GAI to be recalculated and reduced, as follows: The GWB will be reduced by an amount equal to: (a) multiplied by (b) divided by (c) where:

   (a) is the GWB immediately prior to the withdrawal,

   (b) is the amount of the withdrawal, and

   (c) is the contract value immediately prior to the withdrawal.

The GAI will be 5% of the GWB as recalculated above.

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Withdrawals after the Benefit Date and less than the Guaranteed Annual Income

Each contract year you may withdraw an amount less than or equal to the GAI or the Required Minimum Distribution (RMD) for this contract (whichever may be greater) if part of a qualified tax plan. Such withdrawals will immediately reduce the contract value and the GWB by the amount of the withdrawal, but will not reduce the GAI. If withdrawals in any contract year are less than the GAI or RMD, the additional amount may not be carried forward to future contract years.

Under the Internal Revenue Code, RMDs are calculated and taken on a calendar year basis. Under this optional rider, the GAI is based on contract year. Because the intervals for the GAI and RMD are different, withdrawals may be more likely to result in a reduction of the GAI and therefore a reduced benefit. For a contract which is part of a qualified plan or IRA, if the sum of the withdrawals in a contract year exceeds the highest of the RMD for either of the two calendar years occurring in that contract year and the GAI for that contract year, then the GWB and GAI would be recalculated, as described in the section entitled "Withdrawals after the Benefit Date in excess of the Guaranteed Annual Income". If your contract year is the same as the calendar year, then the sum of the withdrawals should not exceed the greater of the RMD and the GAI. Below is an example of how this would apply.

Assume an IRA with a contract year of April 1 to March 31, and that there are no withdrawals other than as described. The GAI for the 2006 contract year ending March 31, 2007 is $5,000. The RMDs for calendar years 2006 and 2007 are $6,000 and $8,000, respectively. If the owner withdraws $1,500 in each of the quarters of calendar year 2006 and $2,000 in the first quarter of 2007, then the owner will have withdrawn $6,500 for the 2006 contract year. Since the sum of the owner's withdrawals for the 2006 contract year is less than the higher RMD (i.e., $8,000) for either of the two calendar years occurring in that contract year, the GAI would not be recalculated.

Using the same assumptions as in the above paragraph, but instead of taking $2,000 in the first quarter of 2007, the owner takes a withdrawal of $4,000 in the first quarter of 2007. In that case, the owner will have withdrawn $8,500 for the 2006 contract year. Since the sum of the owner's withdrawals for the 2006 contract year (i.e., $8,500) is greater than the higher RMD amount (i.e., $8,000) for either of the two calendar years occurring in that contract year, the withdrawal is in excess of the allowed amount and the GAI would be recalculated as described in the section entitled "Withdrawals after the Benefit Date in excess of the Guaranteed Annual Income".

Withdrawals after the Benefit Date in excess of the Guaranteed Annual Income

Withdrawals in excess of the GAI or the RMD for this contract (whichever might be greater) if part of a qualified tax plan, in any one contract year, will cause both the GWB and GAI to be recalculated as follows:

The GWB will be reduced by an amount equal to: (a) multiplied by (b), divided by (c) where:

   (a) is the GWB immediately prior to the excess portion of the withdrawal,

   (b) is the excess portion of the withdrawal amount, and

   (c) is the contract value immediately prior to the excess portion of the withdrawal.

The GAI will be reduced by an amount equal to: (a) multiplied by (b), divided by (c) where:

   (a) is the GAI prior to the withdrawal,

   (b) is the excess portion of the withdrawal amount, and

   (c) is the contract value immediately prior to the excess portion of the withdrawal.

For purposes of this rider, the RMD amount is equal to the amount needed based on the value of your contract and any riders to meet any required minimum distribution requirement for this contract,

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pursuant to the Internal Revenue Code and the regulations promulgated thereunder. Applicable contracts include those issued pursuant to a retirement plan under the provisions of Section 401, 403, 404, 408, or 457 of the Internal Revenue Code. Amounts withdrawn in excess of the RMD may be treated as an excess withdrawal as described above. For a given amount of excess withdrawal, the lower the contract value, the greater the reduction in GWB.

Please see Appendix H for examples of how withdrawals impact the benefit.

Guaranteed Withdrawal Benefit Reset

Beginning with the first contract anniversary following the effective date of the option and every year thereafter prior to the oldest contract owner's 86th birthday, the GWB will automatically be reset to your current contract value, if higher. The GAI will automatically reset to 5% of the reset GWB, if higher.

In the event you are receiving systematic withdrawals, and the systematic withdrawal amount you are receiving is equal to some percentage of your GAI, referred to as the "percentage of GAI" option, and if the value of the GAI increases, then your systematic withdrawal amount will automatically increase. You may elect a fixed amount for your systematic withdrawal if you do not want your withdrawal amount to automatically increase.

On the date of the Guaranteed Withdrawal Benefit Reset, if the rider charge at which we are currently offering the GLWB II-Single to new customers is higher than the rider charge that currently applies to your GLWB II-Single rider, then we reserve the right to increase the charge for your rider. The rider charge following the reset will not exceed the current rider charge for other GLWB II-Single riders issued on that day. If we are no longer issuing this rider, we reserve the right to increase the rider charge on the date of the GWB reset. The rider charge following the reset will not exceed the maximum annual rider charge and will be the same for all GLWB II-Single riders which have a GWB reset on that date.

You may elect to decline the automatic GWB reset. If you choose to do so, your GLWB II-Single rider charge will remain the same (i.e., the rider charge will not increase). You will be notified in writing at least 30 days prior to the automatic GWB reset date of your option to decline the automatic GWB reset. We must receive your written notification to decline an automatic GWB reset no less than 7 calendar days prior to the automatic reset date. Electing to decline an automatic GWB reset will serve as an election to cease any future automatic GWB resets until we receive a written instruction from you to reinstate the automatic GWB reset at the next automatic reset date.

Guaranteed Withdrawal Benefit Enhancement

This optional benefit also provides an enhancement to the benefit if you do not take withdrawals from your contract for the first ten years you have this optional benefit. On each contract anniversary prior to your first withdrawal from the contract, for a period of up to 10 years following the option effective date, the GWB will be increased by 5% of the GWB amount on the date prior to the enhancement. In addition, the GAI will be increased to 5% of the GWB following the enhancement.

The Guaranteed Withdrawal Benefit Enhancement will occur prior to the GWB reset on any contract anniversary where both are applicable.

Please see Appendix H for examples.

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Sub-Account Allocation

While this rider is in effect, the full contract value must be allocated to the sub-accounts of the variable annuity account according to an allocation plan approved by us for use with this rider. The approved allocation plans currently include:

   (a) 100% allocation to an allowable Focused Portfolio Strategy;

   (b) 100% allocation among allowable sub-accounts; or

   (c) 100% allocation to the CustomChoice Allocation Option.

a) Current allowable Focused Portfolio Strategies include: Income Portfolio, Income and Growth Portfolio, and Conservative Growth Portfolio. The Focused Portfolio Strategies are discussed in the section entitled "Focused Portfolio Strategies or Models" in this Prospectus. You may also ask your representative for additional details regarding these models. In the Focused Portfolio Strategies, the contract value will be automatically rebalanced each calendar quarter according to the model you currently have chosen.

b) Current allowable sub-accounts: When you elect this rider, only certain sub-accounts are available to you for allocation of your funds outside of the allowable Focused Portfolio Strategy and the CustomChoice Allocation Option. These are referred to as "allowable sub-accounts." The allowable sub-accounts currently include:

   AB Dynamic Asset Allocation Portfolio       PIMCO VIT Global Diversified Allocation
   Goldman Sachs VIT Global Trends               Portfolio
     Allocation Fund                           SFT Dynamic Managed Volatility Fund
   Ivy VIP Pathfinder Moderate -- Managed      SFT Managed Volatility Equity Fund
     Volatility                                TOPS(R) Managed Risk Balanced ETF
   Morningstar Balanced ETF Asset                Portfolio
     Allocation Portfolio                      TOPS(R) Managed Risk Flex ETF Portfolio
   Morningstar Conservative ETF Asset          TOPS(R) Managed Risk Growth ETF
     Allocation Portfolio                        Portfolio
   Morningstar Income and Growth ETF           TOPS(R) Managed Risk Moderate Growth
     Asset Allocation Portfolio                  ETF Portfolio

Each of the Morningstar ETF Asset Allocation Portfolios and the TOPS(R) ETF Managed Risk Portfolios is a Fund of Funds. Each portfolio invests in underlying exchange traded funds, also called "ETFs". The risks and objectives of each allowable sub-account are described in detail that sub-account's prospectus which is part of the underlying funds prospectus.

c) The CustomChoice Allocation Option: This option requires that you allocate purchase payments or your contract value among a number of allocation "groups" according to specific percentage limitations. There are also percentage allocation limitations for the individual funds within each group. If you elect the CustomChoice Allocation Option, your contract value will be automatically rebalanced each quarter. The allocation groups, allocation limitations, details on automatic rebalancing, and a complete description of the CustomChoice Allocation Option are described in detail in this Prospectus in the section entitled 'Description of the Contract'.

The allowable Focused Portfolio Strategies, allowable sub-accounts and CustomChoice Allocation Option are each designed to provide different asset allocation options to you, with differing risk characteristics and objectives. In selecting an allocation option you should consider your personal objectives, investment time horizons, risk tolerance and other financial circumstances. You may also wish to ask your representative for assistance in selecting an option. Asset allocation does not ensure a

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profit or protect against a loss in a declining market. The purpose of the investment restriction is to reduce the volatility in investment performance and such reduced volatility may reduce the return on your investments. As a result, the investment restriction may lessen the likelihood that you will receive benefits under the optional rider that are in excess of your contract value.

You may reallocate the full contract value from the current allocation plan to another available allocation plan approved by us for use with this rider. Any reallocation request must be received in our home office by written request or other form acceptable to us. The reallocation will be effective on the valuation date coincident with or next following the day we receive the complete request at our home office. We reserve the right to add, delete, or modify allocation plans at any time. In the event you make an additional purchase payment or request a transfer to an allocation plan that is no longer available, you will be required to provide a new allocation to one of the allocation plans available at the time of your request. We are currently waiving this requirement with respect to additional purchase payments to the contract. If you do not make an additional purchase payment and you do not request a transfer to an allocation plan that is no longer available, you will not be impacted by the addition, deletion, or modification of the allocation plan. To terminate participation in an allocation plan, you must allocate your entire contract value to another allocation plan approved for use with this rider.

Effect of Payment of Death Benefit

At the death of the first contract owner (or first annuitant if a non-natural owner) and if the contract owner (or annuitant, as applicable) die before the GWB is reduced to zero and there is contract value, the beneficiary may elect to receive the death benefit under the contract and the contract and this option will terminate.

Alternatively, the beneficiary may be able to elect to continue this option by taking withdrawals of the current GAI at least annually until the GWB is reduced to zero, over a period no longer than the beneficiary's life expectancy. The beneficiary may contract us for the life expectancy to be applied. No additional purchase payments may be made and no additional GWB Resets will occur. If the beneficiary elects to continue the GLWB II-Single option, the charges for this option will continue to apply. If your designated beneficiary is not your surviving spouse, and if withdrawals of the GAI annually would extend beyond the beneficiary's life expectancy, the beneficiary will not be able to elect to continue the rider and the GLWB II-Single will terminate and the beneficiary will be required to take the death benefit under the contract. Any option elected by the beneficiary must comply with Internal Revenue Code Sections 72(s) and 401(a)(9), as applicable. A beneficiary may contact us for the life expectancy according to the mortality tables.

Rider Termination

Beginning seven contract years after the GLWB II-Single effective date the contract owner may elect to cancel this contract option. You must request the cancellation in writing within 30 days prior to the applicable contract anniversary in a form satisfactory to us. The termination effective date will be on the contract anniversary date. Once cancelled the GLWB II-Single may not be elected again until the next contract anniversary, subject to availability

The GLWB II-Single option will automatically terminate at the earliest of the following:

  .  the date of termination or surrender of the contract; or

  . any change of the contract owner or joint contract owner after the GLWB II-Single effective date, or in the case of a non-natural owner, any change of the annuitant or joint annuitant after the GLWB II-Single effective date; or

                                                                       Page 193

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  .  the annuity commencement date where all remaining contract value has been applied to provide annuity payments; or

  . the date any death benefits are paid either as a lump sum or as an adjustment to the contract value under the terms of the contract; or

  . the date the GWB is reduced to zero following the death of the contract owner, the first joint owner, or in the case of a non-natural owner, the annuitant or any joint annuitant.

Upon termination of this rider, the benefits and charges within this rider will terminate. A pro rata amount of the rider charge will be deducted upon termination of this rider or surrender of the contract.

Automatic Payment Phase

If the contract value is reduced to zero, the contract will enter an automatic payment phase. You may elect to receive the GAI at any frequency offered by us, but at least annually, until the death of the contract owner or the death of any joint owner. Once selected, the frequency may not be changed without our consent. During this phase, no additional purchase payments may be made and all other contract features, benefits, riders, and guarantees except the guarantees provided by this rider are terminated. Following the death of the contract owner or the death of any joint owner, this rider terminates and no further benefits are payable unless the GWB is greater than zero. If the GWB is greater than zero at the time of death, the remaining payments will be made to your beneficiaries.

At our discretion, we may elect to pay you or your beneficiaries a lump sum in lieu of future periodic withdrawals if the lump sum amount would be $10,000 or less. We will contact you if this is the case. The lump sum value will be equal to the present value of the remaining periodic withdrawal amounts discounted at an interest rate. The interest rate will be the weekly average of the "Interest Rate Swap" rates as reported in Federal Reserve Bulletin Release H.15 for the period applicable to the remaining withdrawal period plus 0.50%.

Annuity Payments

On annuity commencement or when your contract reaches its maturity date, and if we have not agreed to an extension of the maturity date, your contract value will be applied to an annuity option you have selected and this contract option and its benefits will terminate. In case of a partial annuitization, the amount of contract value applied to provide annuity payments will be treated as a withdrawal from the contract.

If annuity payments are required to begin, you may also choose from an additional annuity option. The annuity option will provide a fixed annuity payment equivalent on an annual basis to your current GAI for the remainder of your life. This option will generally be more favorable when your remaining benefit value is greater than the current contract value and you believe it is unlikely your contract value will exceed the remaining benefit value in the future. You should examine your circumstances and options carefully before making any election. You should consider requesting an annuitization illustration if you have any questions about which annuity option is appropriate for you.

Guaranteed Lifetime Withdrawal Benefit II-Joint (GLWB II-Joint) Option

Effective May 15, 2009, this option is no longer available.

  . This contract option is also designed to provide a benefit that guarantees the contract owner a minimum annual withdrawal amount, and it works very similar to the Guaranteed Lifetime Withdrawal Benefit II -- Single Life Option. However its guarantee is over the lifetime of both "designated lives", (instead of a single life) regardless of underlying sub-account performance.

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     Beginning on the later of the contract anniversary following the 59th birthday of the youngest designated life or the date this contract option is added, it allows a contract owner to take withdrawals from the contract each contract year up to a specified maximum amount known as the Guaranteed Annual Income (GAI) amount. The GAI amount will be 5% of the Guaranteed Withdrawal Benefit described below.

  . Election of this contract option may or may not be beneficial to you. Since this benefit is accessed through withdrawals from the contract, if you do not intend to take withdrawals from your contract, then this option may not be appropriate for you.

  . Beginning 7 years after the GLWB II-Joint effective date, you may elect to terminate this option by sending us written notice within 30 days prior to any contract anniversary. Termination will be effective on the contract anniversary date.

  . If you take withdrawals prior to the Benefit Date or in excess of the annual guaranteed amount, you will reduce the benefit you receive.

  . Both "Designated Lives" must be age 50 or over and must be under age 81 at the time the rider becomes effective.

  . You may elect this option at the time your contract is issued or within 30 days prior to any contract anniversary. The option will be effective on either the issue date or contract anniversary date, also known as the GLWB II-Joint effective date.

  . Your entire contract value must be allocated to an investment option or allocation approved and maintained by us while this option is in effect.

  . You may not elect this contract option if you have selected the Premier Death Benefit optional death benefit or in combination with any other living benefit.

  . After the first contact year following the GLWB II-Joint effective date, subsequent purchase payments that may be applied to the GLWB II-Joint option are limited to a total of $25,000 in the aggregate, without our prior consent.

  . This rider may not be purchased for a: "stretch" IRA or other "decedent" type account; TSA; Deferred Compensation Plan; Charitable Remainder Trust; Qualified Retirement Plan; 412(i) Plan; or corporate non-qualified contract.

The GLWB II-Joint Life option is designed to provide a benefit that guarantees the contract owner an annual minimum withdrawal amount, regardless of underlying sub-account performance. In each contract year, beginning at the Benefit Date, you may withdraw up to the Guaranteed Annual Income (GAI) from your contract until the later of: (a) the death of both Designated Lives, or
(b) the Guaranteed Withdrawal Benefit (GWB) is reduced to zero.

The Benefit Date is the later of the contract anniversary following the 59th birthday of the youngest Designated Life or the GLWB II-Joint effective date. The method used to calculate the GAI and the GWB is described below. This option does not guarantee any investment gains. Several examples to help show how this option works are included in Appendix H.

Designated Life, Joint Designated Life and Designated Lives

The "Designated Life" is the owner of the contract, or the annuitant in the case of a non-natural owner, unless otherwise agreed to by us. The "Joint Designated Life" is either the joint owner, joint annuitant if a non-natural owner, or the sole primary beneficiary on the contract, unless otherwise agreed to by us. The Joint Designated Life must be the spouse of the Designated Life. All references to "Designated Lives" will mean both the Designated Life and the Joint Designated Life. The Designated

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Life and Joint Designated Life will be used to determine the benefits under the
GLWB II-Joint option. The Designated Life and the Joint Designated Life will be shown on your contract rider.

Calculating the Initial GWB and GAI

The GWB for your contract will be equal to the initial purchase payment if this option is added when your contract is issued. If the option is added on a subsequent contract anniversary, the initial GWB will be equal to the contract value on the effective date of the option. The GWB is subject to a maximum of $5,000,000 at all times.

The initial GAI for your contract will be equal to 5% of the initial GWB value on the effective date of the option. Once these initial amounts are established they will remain the same until there is a subsequent purchase payment, withdrawal, withdrawal that exceeds the GAI in a contract year, Guaranteed Withdrawal Benefit Reset, Guaranteed Withdrawal Benefit Enhancement, or as otherwise described below.

Adjustment for Subsequent Purchase Payments

The GWB will be increased by the amount of any subsequent purchase payments as of the date the purchase payment is credited to the contract. The GAI will also be increased by the amount of the subsequent purchase payment multiplied by 5% as of the date the purchase payment is credited to the contract. You may make additional purchase payments to the contract. However, after the first contract year following the effective date of the option, we restrict the application of subsequent purchase payments to the GLWB II-Joint to $25,000 in the aggregate without our prior written approval.

Withdrawals

  . Withdrawals taken prior to the Benefit Date will reduce the benefit you will receive, as described below.

  . Withdrawals may be taken in a lump sum, in multiple withdrawals or on a systematic withdrawal basis, as allowed by your contract.

  . Please remember that withdrawals under this contract option are treated like any other contract withdrawals for purposes of deferred sales charges, reducing the contract value, free withdrawal amounts, or any other contract features impacted by a withdrawal and may have tax consequences.

  . Withdrawals will be taken pro rata from your values in any fixed accounts and each sub-account of the variable annuity account. If you decide to annuitize your contact in an amount less than the entire contract value to provide annuity payments under an annuity payment option, that amount will be treated as a withdrawal for purposes of adjusting the GWB and GAI. Be sure to read the section entitled "Annuitization Benefits and Options" if you are considering annuitizing your contract.

Withdrawals taken prior to the Benefit Date

If you take withdrawals from your contract prior to the Benefit Date, it will cause both the GWB and the GAI to be recalculated and reduced, as follows: The GWB will be reduced by an amount equal to: (a) multiplied by (b) divided by (c) where:

   (a) is the GWB immediately prior to the withdrawal,

   (b) is the amount of the withdrawal, and

   (c) is the contract value immediately prior to the withdrawal.

The GAI will be 5% of the GWB as recalculated above.

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Withdrawals after the Benefit Date and less than the Guaranteed Annual Income

Each contract year you may withdraw an amount less than or equal to the GAI or the Required Minimum Distribution (RMD) for this contract (whichever may be greater) if part of a qualified tax plan. Such withdrawals will immediately reduce the contract value and the GWB by the amount of the withdrawal, but will not reduce the GAI. If withdrawals in any contract year are less than the GAI or RMD, the additional amount may not be carried forward to future contract years.

Under the Internal Revenue Code, RMDs are calculated and taken on a calendar year basis. Under this optional rider, the GAI is based on contract year. Because the intervals for the GAI and RMD are different, withdrawals may be more likely to result in a reduction of the GAI and therefore a reduced benefit. For a contract which is part of a qualified plan or IRA, if the sum of the withdrawals in a contract year exceeds the highest of the RMD for either of the two calendar years occurring in that contract year or the GAI for that contract year, then the GWB and GAI would be recalculated, as described in the section entitled "Withdrawals after the Benefit Date in excess of the Guaranteed Annual Income". If your contract year is the same as the calendar year, then the sum of the withdrawals should not exceed the greater of the RMD and the GAI. Below is an example of how this would apply.

Assume an IRA with a contract year of April 1 to March 31, and that there are no withdrawals other than as described. The GAI for the 2006 contract year ending March 31, 2007 is $5,000. The RMDs for calendar years 2006 and 2007 are $6,000 and $8,000, respectively. If the owner withdraws $1,500 in each of the quarters of calendar year 2006 and $2,000 in the first quarter of 2007, then the owner will have withdrawn $6,500 for the 2006 contract year. Since the sum of the owner's withdrawals for the 2006 contract year is less than the higher RMD (i.e., $8,000) for either of the two calendar years occurring in that contract year, the GAI would not be recalculated.

Using the same assumptions as in the above paragraph, but instead of taking $2,000 in the first quarter of 2007, the owner takes a withdrawal of $4,000 in the first quarter of 2007. In that case, the owner will have withdrawn $8,500 for the 2006 contract year. Since the sum of the owner's withdrawals for the 2006 contract year (i.e., $8,500) is greater than the higher RMD amount (i.e., $8,000) for either of the two calendar years occurring in that contract year, the withdrawal is in excess of the allowed amount and the GAI would be recalculated as described in the section entitled "Withdrawals after the Benefit Date in excess of the Guaranteed Annual Income".

Withdrawals after the Benefit Date in excess of the Guaranteed Annual Income

Withdrawals in excess of the GAI or the RMD for this contract (whichever might be greater) if part of a qualified tax plan, in any one contract year, will cause both the GWB and GAI to be recalculated as follows:

The GWB will be reduced by an amount equal to: (a) multiplied by (b), divided by (c) where:

   (a) is the GWB immediately prior to the excess portion of the withdrawal,

   (b) is the excess portion of the withdrawal amount, and

   (c) is the contract value immediately prior to the excess portion of the withdrawal.

The GAI will be reduced by an amount equal to: (a) multiplied by (b), divided by (c) where:

   (a) is the GAI prior to the withdrawal,

   (b) is the excess portion of the withdrawal amount, and

   (c) is the contract value immediately prior to the excess portion of the withdrawal.

For purposes of this rider, the RMD amount is equal to the amount needed based on the value of your contract and any riders to meet any required minimum distribution requirement for this contract,

                                                                       Page 197

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pursuant to the Internal Revenue Code and the regulations promulgated thereunder. Applicable contracts include those issued pursuant to a retirement plan under the provisions of Section 401, 403, 404, 408, or 457 of the Internal Revenue Code. Amounts withdrawn in excess of the RMD may be treated as an excess withdrawal as described above. For a given amount of excess withdrawal, the lower the contract value, the greater the reduction in GWB.

Please see Appendix H for examples of how withdrawals impact the benefit.

Guaranteed Withdrawal Benefit Reset

Beginning with the first contract anniversary following the effective date of the option and every year thereafter prior to the youngest Designated Life's 86/th/ birthday, the GWB will automatically be reset to your current contract value, if higher. The GAI will automatically reset to 5% of the reset GWB, if higher.

In the event you are receiving systematic withdrawals, and the systematic withdrawal amount you are receiving is equal to some percentage of your GAI, referred to as the "percentage of GAI" option, and if the value of the GAI increases, then your systematic withdrawal amount will automatically increase. You may elect a fixed amount for your systematic withdrawal if you do not want your withdrawal amount to automatically increase.

On the date of the Guaranteed Withdrawal Benefit Reset, if the rider charge at which we are currently offering the GLWB II-Joint to new customers is higher than the rider charge that currently applies to your GLWB II-Joint rider, then we reserve the right to increase the charge for your rider. The rider charge following the reset will not exceed the current rider charge for other GLWB II-Joint riders issued on that day. If we are no longer issuing this rider, we reserve the right to increase the rider charge on the date of the GWB reset. The rider charge following the reset will not exceed the maximum annual rider charge and will be the same for all GLWB II-Joint riders which have a GWB reset on that date.

You may elect to decline the automatic GWB reset. If you choose to do so, your GLWB II-Joint rider charge will remain the same (i.e., the rider charge will not increase). You will be notified in writing at least 30 days prior to the automatic GWB reset date of your option to decline the automatic GWB reset. We must receive your written notification to decline an automatic GWB reset no less than 7 calendar days prior to the automatic reset date. Electing to decline an automatic GWB reset will serve as an election to cease any future automatic GWB resets until we receive a written instruction from you to reinstate the automatic GWB reset at the next automatic reset date.

Guaranteed Withdrawal Benefit Enhancement

This optional benefit also provides an enhancement to the benefit if you don't take withdrawals from your contract for the first ten years you have the optional benefit. On each contract anniversary prior to your first withdrawal from the contract, for a period of up to 10 years following the option effective date, the GWB amount on the date will be increased by 5% of the GWB prior to the enhancement. In addition, the GAI will be increased to 5% of the GWB following the enhancement.

The Guaranteed Withdrawal Benefit Enhancement will occur prior to the GWB reset on any contract anniversary where both are applicable.

Please see Appendix H for examples.

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Sub-Account Allocation

While this rider is in effect, the full contract value must be allocated to the sub-accounts of the variable annuity account according to an allocation plan approved by us for use with this rider. The approved allocation plans currently include:

   (a) 100% allocation to an allowable Focused Portfolio Strategy;

   (b) 100% allocation among allowable sub-accounts; or

   (c) 100% allocation to the CustomChoice Allocation Option.

a) Current allowable Focused Portfolio Strategies include: Income Portfolio, Income and Growth Portfolio, and Conservative Growth Portfolio. The Focused Portfolio Strategies are discussed in the section entitled "Focused Portfolio Strategies or Models" in this Prospectus. You may also ask your representative for additional details regarding these models. In the Focused Portfolio Strategies, the contract value will be automatically rebalanced each calendar quarter according to the model you currently have chosen.

b) Current allowable sub-accounts: When you elect this rider, only certain sub-accounts are available to you for allocation of your funds outside of the allowable Focused Portfolio Strategy and the CustomChoice Allocation Option. These are referred to as "allowable sub-accounts." The allowable sub-accounts currently include:

   AB Dynamic Asset Allocation Portfolio       PIMCO VIT Global Diversified Allocation
   Goldman Sachs VIT Global Trends               Portfolio
     Allocation Fund                           SFT Dynamic Managed Volatility Fund
   Ivy VIP Pathfinder Moderate -- Managed      SFT Managed Volatility Equity Fund
     Volatility                                TOPS(R) Managed Risk Balanced ETF
   Morningstar Balanced ETF Asset                Portfolio
     Allocation Portfolio                      TOPS(R) Managed Risk Flex ETF Portfolio
   Morningstar Conservative ETF Asset          TOPS(R) Managed Risk Growth ETF
     Allocation Portfolio                        Portfolio
   Morningstar Income and Growth ETF           TOPS(R) Managed Risk Moderate Growth
     Asset Allocation Portfolio                  ETF Portfolio

Each of the Morningstar ETF Asset Allocation Portfolios and the TOPS(R) ETF Managed Risk Portfolios is a Fund of Funds. Each portfolio invests in underlying exchange traded funds, also called "ETFs". The risks and objectives of each allowable sub-account are described in detail that sub-account's prospectus which is part of the underlying funds prospectus.

c) The CustomChoice Allocation Option: This option requires that you allocate purchase payments or your contract value among a number of allocation "groups" according to specific percentage limitations. There are also percentage allocation limitations for the individual funds within each group. If you elect the CustomChoice Allocation Option, your contract value will be automatically rebalanced each quarter. The allocation groups, allocation limitations, details on automatic rebalancing, and a complete description of the CustomChoice Allocation Option are described in detail in this Prospectus in the section entitled 'Description of the Contract'.

The allowable Focused Portfolio Strategies, allowable sub-accounts and CustomChoice Allocation Option are each designed to provide different asset allocation options to you, with differing risk characteristics and objectives. In selecting an allocation option you should consider your personal objectives, investment time horizons, risk tolerance and other financial circumstances. You may also wish to ask your representative for assistance in selecting an option. Asset allocation does not ensure a profit or protect against a loss in a declining market. The purpose of the investment restriction is to reduce the volatility in investment performance and such reduced volatility may reduce the return on your investments. As a result, the investment restriction may lessen the likelihood that you will receive benefits under the optional rider that are in excess of your contract value.

You may reallocate the full contract value from the current allocation plan to another available allocation plan approved by us for use with this rider. Any reallocation request must be received in our home office by written request or other form acceptable to us. The reallocation will be effective on the valuation date coincident with or next following the day we receive the complete request at our home office. We reserve the right to add, delete, or modify allocation plans at any time. In the event you make an additional purchase payment or request a transfer to an allocation plan that is no longer available, you will be required to provide a new allocation to one of the allocation plans available at the time of your request. We are currently waiving this requirement with respect to additional purchase payments to the contract. If you do not make an additional purchase payment and you do not request a transfer to an allocation plan that is no longer available, you will not be impacted by the addition, deletion, or modification of the allocation plan. To terminate participation in an allocation plan, you must allocate your entire contract value to another allocation plan approved for use with this rider.

Effect of Payment of Death Benefit

If both Designated Lives die before the GWB is reduced to zero and there is contract value, the beneficiary may elect to receive the death benefit under the contract and the contract and this option will terminate.

Alternatively, the beneficiary may be able to elect to continue this option by taking withdrawals of the current GAI at least annually until the GWB is reduced to zero, over a period no longer than the beneficiary's life expectancy. The beneficiary may contact us for the life expectancy to be applied. No additional purchase payments may be made and no additional GWB Resets will occur. If the beneficiary elects to continue the GLWB II-Joint option, the charges for this option will continue to apply. If your beneficiary is not your surviving spouse, and if withdrawals of the GAI annually would extend beyond the beneficiary's life expectancy, the beneficiary will not be able to elect to continue the rider and the GLWB II-Joint will terminate and the beneficiary will be required to take the death benefit under the contract. Any option elected by the beneficiary must comply with Internal Revenue Code Sections 72(s) and 401(a)(9), as applicable. A beneficiary may contact us for the life expectancy according to the mortality tables.

Spousal Continuation

If the Designated Life dies, the surviving spouse may elect to continue the contract and this rider under the following conditions:

   (a) the surviving spouse is also the Joint Designated Life, and

   (b) this rider is in effect at the time of the contract continuation

Rider Termination

Beginning seven contract years after the GLWB II-Joint effective date the contract owner may elect to cancel this contract option. You must request the cancellation in writing within 30 days prior to the applicable contract anniversary in a form satisfactory to us. The termination effective date will be on the contract anniversary date. Once cancelled the GLWB II-Joint may not be elected again until the next contract anniversary, subject to availability

The GLWB II-Joint option will automatically terminate at the earliest of the following:

  .  the date of termination or surrender of the contract; or

  .  any change to the Designated Lives after the GLWB II-Joint effective date;
     or

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

  . the annuity commencement date where all remaining contract value has been applied to provide annuity payments; or

  . the date any death benefits are paid as a lump sum under the terms of the contract; or

  . the date the GWB is reduced to zero following the death of both Designated Lives.

Upon termination of this rider, the benefits and charges within this rider will terminate. A pro rata amount of the rider charge will be deducted upon termination of this rider or surrender of the contract.

Automatic Payment Phase

If the contract value is reduced to zero, the contract will enter an automatic payment phase. You may elect to receive the GAI at any frequency offered by us, but at least annually, until the death of the contract owner or the death of both Designated Lives. Once selected, the frequency may not be changed without our consent. During this phase, no additional purchase payments may be made and all other contract features, benefits, riders, and guarantees except the guarantees provided by this rider are terminated. Following the death of both Designated Lives, this rider terminates and no further benefits are payable unless the GWB is greater than zero. If the GWB is greater than zero at the time of death, the remaining payments will be made to your beneficiaries.

At our discretion, we may elect to pay you or your beneficiaries a lump sum in lieu of future periodic withdrawals if the lump sum would be $10,000 or less. We will contact you if this is the case. The lump sum value will be equal to the present value of the remaining periodic withdrawal amounts discounted at an interest rate. The interest rate will be the weekly average of the "Interest Rate Swap" rates as reported in Federal Reserve Bulletin Release H.15 for the period applicable to the remaining withdrawal period plus 0.50%.

Annuity Payments

On annuity commencement or when your contract reaches its maturity date, and if we have not agreed to an extension of the maturity date, your contract value will be applied to an annuity option you have selected and this contract option and its benefits will terminate. In case of a partial annuitization, the amount of contract value applied to provide annuity payments will be treated as a withdrawal from the contract.

If annuity payments are required to begin, you may also choose from an additional annuity option. The annuity option will provide a fixed annuity payment equivalent on an annual basis to your current GAI for the remainder of your life (or the joint owner or designated life, as applicable). This option will generally be more favorable when your remaining benefit value is greater than the current contract value and you believe it is unlikely your contract value will exceed the remaining benefit value in the future. You should examine your circumstances and options carefully before making any election. You should consider requesting an annuitization illustration if you have any questions about which annuity option is appropriate for you.


Guaranteed Minimum Withdrawal Benefit (GMWB) Option

Effective May 15, 2009, this option is no longer available.

This contract option provides for a guarantee that allows a contract owner to withdraw an amount from the contract each contract year up to a specified maximum amount, known as the Guaranteed Annual Withdrawal, until the Guaranteed Withdrawal Benefit is reduced to zero. If you withdraw


                                                                       Page 201

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amount(s) in excess of the Guaranteed Annual Withdrawal, you will reduce the benefit you receive with this contract option.

  . Election of this option may or may not be beneficial to you. Since this benefit is accessed through withdrawals from the contract, if you do not intend to take withdrawals from your contract, then this option may not be appropriate for you. Amounts taken under the GMWB will first be taken from your contract value as described below. Our obligation to pay you more than your contract value will only arise in certain circumstances. Therefore, as you consider election of this option you should consider whether the value of the benefit and the level of protection that the option provides you, along with its costs, are consistent with your financial objectives and the assurances you are seeking.

  . You may elect this option at the time your contract is issued or within 30 days prior to any contract anniversary. The option will be effective on either the issue date or contract anniversary date, also known as the GMWB effective date.

  . Beginning 7 years after the GMWB effective date, you may elect to terminate this option by sending us written notice within 30 days prior to any contract anniversary. Termination will be effective on the contract anniversary date.

  . Your entire contract value must be allocated to an investment option or allocation approved and maintained by us while this option is in effect.

  . The oldest contract owner (or annuitant, if a non-natural contract owner) must be under age 81 at the time the rider becomes effective.

  . You may not elect this contract option if you have selected the Premier Death Benefit optional death benefit for your contract. In addition, you may not elect this contract option and the Guaranteed Income Provider Benefit or the Guaranteed Lifetime Withdrawal Benefit in the same contract.

  . This rider may not be purchased for a "stretch" IRA or other "decedent" type account.

The GMWB option is designed to provide a benefit that guarantees the contract owner a minimum withdrawal amount, regardless of underlying sub-account performance during the contract deferral period. This option does not guarantee any investment gains nor does it guarantee any lifetime income payments. Several examples to help show how this option works are included in Appendix E.

In each contract year, you may withdraw up to the Guaranteed Annual Withdrawal
(GAW) from your contract until the Guaranteed Withdrawal Benefit (GWB) is reduced to zero. The method used to calculate the GAW and the GWB is described below.

This contract option also provides for an opportunity in certain cases to increase the GWB or reset the GWB amount as described further below in the sections entitled: "Guaranteed Withdrawal Benefit Enhancement" and "Guaranteed Withdrawal Benefit Reset Option."

Calculating the Initial GWB and GAW

The GWB for your contract will be equal to the initial purchase payment if this option is added when your contract is issued. If the option is added on a subsequent contract anniversary, the initial GWB will be equal to the contract value on the effective date of the option. The GWB is subject to a maximum of $5,000,000 at all times. The initial GAW for your contract will be equal to 7% of the GWB.

Once these initial amounts are established they will remain the same until there is a subsequent purchase payment, withdrawal, withdrawals exceed the GAW in a contract year, or as otherwise described below.


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


Adjustment for Subsequent Purchase Payments

The GWB will be increased by the amount of any subsequent purchase payments. The GAW will be recalculated and will be equal to the greater of: (a) GAW prior to the purchase payment; or (b) 7% of the new GWB determined at the time the subsequent purchase payment is applied. After the first contract year following the GMWB effective date we restrict the application of subsequent purchase payments to the GWB to $100,000 without our prior written approval.

Adjustments for Withdrawals

Each contract year you may withdraw an amount less than or equal to the GAW. Such withdrawals will reduce the contract value and the GWB by the amount of the withdrawal, but will not reduce the GAW. If withdrawals in any contract year are less than the GAW, the additional amount may not be carried forward to future contract years. Withdrawals will be taken pro rata from your values in any fixed account and each sub-account of the variable annuity account. Amounts less than the entire contract value that are applied to provide annuity payments under an annuity payment option will be treated as a withdrawal for purposes of adjusting the GWB and GAW.

Withdrawals in excess of the GAW or the Required Minimum Distribution (RMD) for this contract (whichever might be greater) if part of a tax qualified plan, in any one contract year, will cause both the GWB and GAW to be recalculated. In that case, the GWB will be reduced to the lesser of:

(a) the contract value after the excess withdrawal; or

(b) the GWB prior to the excess withdrawal less the amount of the withdrawal.

The GAW will also be adjusted to equal the lesser of:

(a) GAW prior to the withdrawal; or

(b) the greater of either:

   (i) 7% of the recalculated GWB; or

   (ii)7% of the current contract value after the withdrawal.

For purposes of this rider, the RMD amount is equal to the amount needed based on the value of your contract and any riders to meet any required minimum distribution requirement for this contract, pursuant to the Internal Revenue Code and the regulations promulgated thereunder. Applicable contracts include those issued pursuant to a retirement plan under the provisions of Sections 401, 403, 404, 408, or 457 of the Internal Revenue Code. Amounts withdrawn in excess of the RMD may be treated as an excess withdrawal as described above. For a given amount of excess withdrawal, the lower the contract value, the greater the reduction in GWB.

If the contract value is reduced to zero and the GWB immediately after the withdrawal is greater than zero, the contract will enter the automatic payment phase. During this phase, no additional purchase payments may be made and all other contract features, benefits, and guarantees except the guarantees provided by this rider are terminated. You may elect to receive the GAW at any frequency offered by us, but no less frequently than annually, until the GWB reaches zero. Once selected, the frequency may not be changed without our prior consent. If you die before the GWB reaches zero, the remaining payments will be made to your beneficiaries. When the GWB reaches zero, this rider terminates and no further benefits are payable.

At our discretion, we may elect to pay you a lump sum in lieu of future periodic withdrawals. The lump sum value will be equal to the present value of the remaining periodic withdrawal amounts discounted at an interest rate. The interest rate will be the weekly average of the "Interest Rate Swap" rates as reported in the Federal Reserve Bulletin Release H.15 for the period applicable to the remaining withdrawal period plus 0.50%.

Withdrawals may be taken in a lump sum, in multiple withdrawals or on a systematic withdrawal basis, as allowed by your contract. Please remember that withdrawals under the GMWB are treated like any other contract withdrawals for purposes of deferred sales charges, reducing the contract value, free withdrawal amounts, or any other contract features impacted by a withdrawal and may have tax consequences. For IRAs or other contracts subject to
Section 401(a)(9) of the Internal Revenue Code, you may be required to take withdrawals to satisfy minimum required distribution requirements. Such withdrawals may exceed the GAW amount which could quickly and substantially decrease your GWB. In a declining market, withdrawals that exceed the GAW may substantially reduce your GWB and GAW.

Guaranteed Withdrawal Benefit Enhancement

If you do not take any withdrawals during the first three years after the GMWB effective date, your GWB will be increased on the third contract anniversary following the GMWB effective date. The GWB will be increased by an amount equal to 10% of the initial GWB plus any subsequent purchase payments received within 12 months of the GMWB effective date. The GAW will be increased to 7% of the recalculated GWB.

Guaranteed Withdrawal Benefit Reset Option

Beginning with the third contract anniversary following the GMWB effective date and prior to your 81st birthday, you may elect to reset your GWB to your current contract value, if higher. If you elect to reset the GWB, the rider charge will be increased to the then current charge for the GMWB rider. In addition, a three year waiting period will be required before you may elect another reset. Your written request to elect to reset your GWB must be received by us within 30 days prior to the applicable contract anniversary. The GAW will also be recalculated at this time and will be equal to the greater of (a) the GAW prior to the reset, or (b) 7% of the reset GWB amount. You must request your election of the reset in writing in a form satisfactory to us, within 30 days prior to the contract anniversary.

Sub-Account Allocation

While this rider is in effect, the full contract value must be allocated to the sub-accounts of the variable annuity account according to an allocation plan approved by us for use with this rider. The approved allocation plans currently include:

   (a) 100% allocation to an allowable Focused Portfolio Strategy;

   (b) 100% allocation among allowable sub-accounts; or

   (c) 100% allocation to the CustomChoice Allocation Option.

a) Current allowable Focused Portfolio Strategies include: Income Portfolio, Income and Growth Portfolio, and Conservative Growth Portfolio. The Focused Portfolio Strategies are discussed in the section entitled "Focused Portfolio Strategies or Models" in this Prospectus. You may also ask your representative for a brochure describing these models. In the Focused Portfolio Strategies, the contract value will be automatically rebalanced each calendar quarter according to the model you currently have chosen.


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


b) Current allowable sub-accounts: When you elect this rider, only certain sub-accounts are available to you for allocation of your funds outside of the allowable Focused Portfolio Strategy and the CustomChoice Allocation Option. These are referred to as "allowable sub-accounts." The allowable sub-accounts currently include:



   AB Dynamic Asset Allocation Portfolio       PIMCO VIT Global Diversified Allocation
   Goldman Sachs VIT Global Trends               Portfolio
     Allocation Fund                           SFT Dynamic Managed Volatility Fund
   Ivy VIP Pathfinder Moderate -- Managed      SFT Managed Volatility Equity Fund
     Volatility                                TOPS(R) Managed Risk Balanced ETF
   Morningstar Balanced ETF Asset                Portfolio
     Allocation Portfolio                      TOPS(R) Managed Risk Flex ETF Portfolio
   Morningstar Conservative ETF Asset          TOPS(R) Managed Risk Growth ETF
     Allocation Portfolio                        Portfolio
   Morningstar Income and Growth ETF           TOPS(R) Managed Risk Moderate Growth
     Asset Allocation Portfolio                  ETF Portfolio



Each of the Morningstar ETF Asset Allocation Portfolios and the TOPS(R) ETF Managed Risk Portfolios is a Fund of Funds. Each portfolio invests in underlying exchange traded funds, also called "ETFs". The risks and objectives of each allowable sub-account are described in detail that sub-account's prospectus which is part of the underlying funds prospectus.

c) The CustomChoice Allocation Option: This option requires that you allocate purchase payments or your contract value among a number of allocation "groups" according to specific percentage limitations. There are also percentage allocation limitations for the individual funds within each group. If you elect the CustomChoice Allocation Option, your contract value will be automatically rebalanced each quarter. The allocation groups, allocation limitations, details on automatic rebalancing, and a complete description of the CustomChoice Allocation Option are described in detail in this Prospectus in the section entitled 'Description of the Contract'.

The allowable Focused Portfolio Strategies, allowable sub-accounts and CustomChoice Allocation Option are each designed to provide different asset allocation options to you, with differing risk characteristics and objectives. In selecting an allocation option you should consider your personal objectives, investment time horizons, risk tolerance and other financial circumstances. You may also wish to ask your representative for assistance in selecting an option. Asset allocation does not ensure a profit or protect against a loss in a declining market. The purpose of the investment restriction is to reduce the volatility in investment performance and such reduced volatility may reduce the return on your investments. As a result, the investment restriction may lessen the likelihood that you will receive benefits under the optional rider that are in excess of your contract value.

You may reallocate the full contract value from the current allocation plan to another available allocation plan approved by us for use with this rider. Any reallocation request must be received in our home office by written request or other form acceptable to us. The reallocation will be effective on the valuation date coincident with or next following the day we receive the complete request at our home office. We reserve the right to add, delete, or modify allocation plans at any time. In the event you make an additional purchase payment or request a transfer to an allocation plan that is no longer available, you will be required to provide a new allocation to one of the allocation plans available at the time of your request. We are currently waiving this requirement with respect to additional purchase payments to the contract. If you do not make an additional purchase payment and you do not request a transfer to an allocation plan that is no longer available, you will not be impacted by the addition, deletion, or modification of the allocation plan. To terminate participation in an allocation plan, you must allocate your entire contract value to another allocation plan approved for use with this rider.

Effect of Payment of Death Benefit

If the contract owner dies before the GWB is reduced to zero and there is contract value, the beneficiary may elect to take the death benefit under the contract and the contract and this option will terminate.

Alternatively, the beneficiary may be able to elect to continue this option (and the contract) by taking withdrawals equal in an amount to the GAW annually, over a period no longer than the beneficiary's life expectancy. If the beneficiary elects to continue this option, the charges for this option will continue to apply. If withdrawals of the GAW annually would extend beyond the beneficiary's life expectancy, the beneficiary will not be able to elect to continue the rider and the GMWB will terminate and the beneficiary will be required to take the death benefit under the contract. Any option elected by the beneficiary must comply with Internal Revenue Code Sections 72(s) and 401(a)(9), as applicable. A beneficiary may contact us for the life expectancy according to the mortality tables.

Rider Termination

Beginning seven contract years after the GMWB effective date the contract owner may elect to cancel this contract option. You must request the cancellation in writing within 30 days prior to the applicable contract anniversary in a form satisfactory to us. Once cancelled the GMWB may not be elected again until the next contract anniversary.

The contract option will automatically terminate at the earliest of the following:

  .  if the GWB is reduced to zero; or

  . if the contract to which this rider is attached is surrendered, applied to provide annuity payments, or otherwise terminated; or

  . if the contract's death benefits are paid as a lump sum to a beneficiary under the terms of the contract.

Upon termination of this rider, the benefits and charges within this rider will terminate. A pro rata amount of the rider charge will be deducted upon termination of this rider or surrender of the contract.

Annuity Payments

On annuity commencement or when your contract reaches its maturity date, and if we have not agreed to an extension of the maturity date, your contract value will be applied to an annuity option you have selected and this contract option and its benefits will terminate. In the case of a partial annuitization, the amount of contract value applied to provide annuity payments will be treated as a withdrawal from the contract.

If the GMWB option is still in effect and annuity payments are required to begin you may choose an additional annuity option. This annuity option provides a fixed annuity payment equivalent on an annual basis to your maximum GAW, until the GWB is reduced to zero, at which point annuity payments will cease. This option will generally be more favorable when your remaining benefit value is greater than the current contract value and you believe it is unlikely your contract value will exceed the remaining benefit value in the future. You should examine your circumstances and options carefully before making any election. You should consider requesting an annuitization illustration if you have any questions about which annuity option is appropriate for you.

General Information

The Company -- Minnesota Life Insurance Company

We are Minnesota Life Insurance Company ("Minnesota Life"), a life insurance company organized under the laws of Minnesota. Minnesota Life was formerly known as The Minnesota Mutual Life Insurance Company ("Minnesota Mutual"), a mutual life insurance company organized in 1880 under the laws of Minnesota. Effective October 1, 1998, Minnesota Mutual reorganized by forming a mutual insurance holding company named "Minnesota Mutual Companies, Inc." Minnesota Mutual continued its corporate existence following conversion to a Minnesota stock life insurance company named "Minnesota Life Insurance Company" ("Minnesota Life"). All of the shares of the voting stock of Minnesota Life are owned by a second tier intermediate stock holding company named "Securian Financial Group, Inc.", which in turn is a wholly-owned subsidiary of a first tier intermediate stock holding company named "Securian Holding Company", which in turn is a wholly-owned subsidiary of the ultimate parent, Minnesota Mutual Companies, Inc. Our home office address, telephone and internet address are shown on the cover page. We are licensed to engage in the life insurance business in all states of the United States (except New York), the District of Columbia and Puerto Rico.

The Separate Account -- Variable Annuity Account

We established the Variable Annuity Account on September 10, 1984, in accordance with Minnesota law. The separate account is registered as a "unit investment trust" with the SEC under the Investment Company Act of 1940.

The variable annuity account has sub-accounts to which you may allocate purchase payments. Each sub-account invests in shares of a corresponding portfolio. Additional sub-accounts may be added at our discretion.

The assets of the variable annuity account are not chargeable with liabilities arising out of any other business we may conduct. The investment performance of the variable annuity account is entirely independent of the investment performance of our general account, amounts in the guaranteed term account and our other separate accounts. All obligations under the contracts are our general corporate obligations.

The general account is not segregated or insulated from the claims of insurance company creditors. Investors look to the financial strength of the insurance company for its insurance guarantees. Guarantees provided by the insurance company as to the benefits promised in the contract are subject to the claims paying ability of the insurance company and are subject to the risk that the insurance company may default on its obligations under those guarantees.

Changes to the Separate Account -- Additions, Deletions or Substitutions

We retain the right, subject to any applicable law, to make substitutions with respect to the investments of the sub-accounts of the variable annuity account. If an investment in a portfolio should no longer be possible or if we determine it becomes inappropriate for these contracts, we may substitute another portfolio. Substitution may be with respect to existing accumulation values, future purchase payments or future annuity payments.

We also reserve the right to add, combine or remove any sub-accounts of the variable annuity account. Sub-accounts may be established when, in our sole discretion, marketing, tax, investment or other conditions warrant. We will use similar considerations in determining whether to eliminate one or more of the sub-accounts of the variable annuity account. The addition of any investment option may be made available to existing contract owners on whatever basis we determine.

We also reserve the right, when permitted by law, to deregister the variable annuity account under the Investment Company Act of 1940, to restrict or eliminate any voting rights of the contract owners, and to combine the variable annuity account with one or more of our other separate accounts.

The portfolios serve as the underlying investment medium for amounts invested in life insurance company separate accounts funding both variable life insurance policies and variable annuity contracts (mixed funding), and as the investment medium for such policies and contracts issued by both Minnesota Life and other affiliated and unaffiliated life insurance companies (shared funding). Shared funding also occurs when the portfolio is used by both a life insurance company to fund its policies or contracts and a participating qualified plan to fund plan benefits. It is possible that there may be circumstances where it is disadvantageous for either: (i) the owners of variable life insurance policies and variable annuity contracts to invest in the portfolio at the same time, or (ii) the owners of such policies and contracts issued by different life insurance companies to invest in the portfolio at the same time, or (iii) participating qualified plans to invest in shares of the portfolio at the same time as one or more life insurance companies. Neither the portfolio nor Minnesota Life currently foresees any disadvantage, but if the portfolio determines that there is any such disadvantage due to a material conflict of interest between such policy owners and contract owners, or between different life insurance companies, or between participating qualified plans and one or more life insurance companies, or for any other reason, the portfolio's Board of Directors will notify the life insurance companies and participating qualified plans of such conflict of interest or other applicable event. In that event, the life insurance companies or participating qualified plans may be required to sell portfolio shares with respect to certain groups of policy owners or contract owners, or certain participants in participating qualified plans, in order to resolve any conflict. The life insurance companies and participating qualified plans will bear the entire cost of resolving any material conflict of interest.

Compensation Paid for the Sale of Contracts

Securian Financial Services, Inc. ("Securian Financial"), an affiliate of Minnesota Life, is the principal underwriter of the contract. Securian Financial and other authorized broker-dealers sell contracts through their registered representatives, each of whom is also an insurance agent appointed by Minnesota Life. Commissions for the sale of contracts by broker-dealers other than Securian Financial are paid directly to such broker-dealers by Minnesota Life, in all cases as agent for Securian Financial, and as authorized by the broker-dealers. The amount of commission received by an individual registered representative in connection with the sale of a contract is determined by his or her broker-dealer. In the case of contracts sold by registered representatives of Securian Financial, commissions are paid directly to such registered representatives by Minnesota Life as agent for Securian Financial. Minnesota Life also pays compensation as agent for Securian Financial to general agents of Minnesota Life who are also Securian Financial registered representatives. The commissions and compensation described in this paragraph, and the payments to broker-dealers described below, do not result in charges against the contract that are in addition to the contract charges described elsewhere in this Prospectus. The following is a list of broker-dealers that are affiliated with Minnesota Life:

       Securian Financial Services, Inc.
       CRI Securities, LLC

Commissions

Commissions paid to broker-dealers, and indirectly to registered representatives (including registered representatives of Securian Financial), will vary depending on a number of different factors, including the charge structure of the selected contract, the age of the contract owner at the time the purchase payment generating the commission is paid, and whether annuity payments will begin within twelve

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months of the date the contract is issued. Subject to these factors, broker-dealers are typically paid base commissions for the sale of contracts pursuant to a standard schedule of broker-dealer commissions. These base commissions may be paid in the form of a front-end commission calculated as a percentage of purchase payments, an asset-based (or "trail") commission calculated as a percentage of contract value, or a combination of both. The maximum front-end base commission is 7.00% of purchase payments. We do not pay any additional compensation on the sale or exercise of any of the contract's optional benefit riders offered.

Additional Payments

From time to time certain broker-dealers may receive additional compensation. Subject to FINRA and other applicable rules, Minnesota Life (or its affiliates(s)) may also choose to make the following types of payments to help encourage the sale of its products.

 -----------------------------------------------------------------------------
 Additional Payment Type                Description or examples of payment
 -----------------------------------------------------------------------------
 Payments for Access or Visibility      Access to registered representatives
                                        and/or broker dealers such as
                                        one-on-one wholesaler visits or
                                        attendance at national/regional sales
                                        meetings or similar events; inclusion
                                        of our products on a broker-dealer's
                                        "preferred list"; participation in or
                                        visibility at national and/or
                                        regional conferences; articles in
                                        broker-dealer or similar publications
                                        promoting our services or products
 -----------------------------------------------------------------------------
 Payments for Gifts & Entertainment     Occasional meals and/or
                                        entertainment, tickets to
                                        sporting/other events, and other
                                        gifts.
 -----------------------------------------------------------------------------
 Payments for Marketing Support         Joint marketing campaigns,
                                        broker-dealer event
                                        participation/advertising;
                                        sponsorship of broker-dealer sales
                                        contests or promotions in which
                                        participants (including registered
                                        representatives) receive prizes such
                                        as travel, awards, merchandise or
                                        other recognition
 -----------------------------------------------------------------------------
 Payments for Technical Type Support    Sales support through the provision
                                        of hardware, software, or links to
                                        our websites from broker-dealer
                                        websites and other expense allowance
                                        or reimbursement
 -----------------------------------------------------------------------------
 Payments for Training                  Educational, due diligence, sales or
                                        training seminars, conferences and
                                        programs, sales and service desk
                                        training, and/or client or prospect
                                        seminar sponsorships.
 -----------------------------------------------------------------------------

These additional payments may be either in the form of front-end commissions in excess of base commissions or in the form of marketing allowances. We may also pay to qualifying Securian Financial registered representatives additional amounts based on their production. Additional payments are intended to provide further encouragement to broker-dealers to sell contracts, and are paid based on a determination by Minnesota Life and Securian Financial of a broker-dealer's ability and willingness to promote and market the contracts. In no event will total front-end commissions paid to broker-dealers in connection with sales of contracts exceed 7.25% of purchase payments (i.e., base commission plus additional payments). Aggregate trail commissions, which also recognize the on-going services of registered representatives that contribute to contract owner retention and satisfaction, are not subject to an upper limit and may, over time, exceed 7.25% of purchase payments.

                                                                       Page 209

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Non-Cash Compensation

In accordance with FINRA rules, on the sales of all insurance policies by registered representatives of Securian Financial either we or Securian Financial, may pay credits which allow those registered representatives who are responsible for the sales of the insurance products to attend conventions and other meetings sponsored by us or our affiliates for the purpose of promoting the sale of insurance and/or investment products offered by us and our affiliates. Such credits also cover the registered representatives' transportation, hotel accommodations, meals, registration fees and the like. We will also pay to qualifying Securian Financial registered representatives additional amounts based on their production or persistency. Finally, qualifying registered representatives of Securian Financial are also eligible for financing arrangements, company-paid training, group health and/or life insurance benefits, retirement benefits, deferred compensation benefits and other benefits based on their contract with us. All of these programs are designed to encourage Securian Financial's registered representatives to sell Minnesota Life's products, including the contracts described in this Prospectus.

All of the compensation described here, and other compensation or benefits provided by Minnesota Life or our affiliates, may be more or less than the overall compensation on similar or other products. The amount and/or structure of the compensation may influence your registered representative, broker-dealer or selling institution to present this contract over other investment alternatives. However, the differences in compensation may also reflect differences in sales effort or ongoing customer services expected of the registered representative or the broker-dealer. You may ask your registered representative about these differences and how he or she and his or her broker-dealer are compensated for selling the contracts.

Payments Made by Underlying Mutual Funds


Minnesota Life pays the costs of selling contracts, some of which are described in more detail elsewhere in this Prospectus, which benefits the underlying mutual funds by providing increased distribution of the shares of such funds. The underlying mutual funds, or their investment advisers or principal underwriters, may pay Minnesota Life (or Minnesota Life affiliates) a fee for the purpose of reimbursing Minnesota Life for the costs of certain distribution or operational services that Minnesota Life provides and that benefit the funds. Payments from an underlying fund that relate to distribution services are made pursuant to the fund's 12b-1 plan, under which the payments are deducted from the fund's assets and described in the fee table included in the fund's prospectus. 12b-1 payments from underlying funds range in amount from 0% to 0.45% of fund assets held in the Separate Account.


In addition, payments may be made pursuant to service/administration agreements between Minnesota Life (or Minnesota Life affiliates) and the underlying mutual fund's investment adviser (or its affiliates), in which case payments are typically made from assets of that firm and not from the assets of the fund. These payments, which are sometimes known as revenue sharing, are in addition to the 12b-1 fees and those other fees and expenses incurred by a fund and disclosed in its prospectus fee table. Service and administrative payments are paid to Minnesota Life or its affiliates for such things as Minnesota Life's aggregation of all contract owner purchase, redemption, and transfer requests within the sub-accounts of the separate account each business day and the submission of one net purchase/redemption request to each underlying mutual fund. When the separate account aggregates such transactions through the separate account's omnibus account with an underlying mutual fund, the fund avoids the expenses associated with processing individual transactions. Because funds selected for inclusion in the contract may also benefit from expanded marketing opportunities as a result of such inclusion, a fund's investment adviser (or its affiliates) may have an incentive to make such payments regardless of other benefits the fund may derive from services performed by Minnesota Life. Service and administrative payments received by Minnesota Life or its affiliates range in amount from 0% to 0.35% of fund assets held in the separate account.

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

Minnesota Life took into consideration anticipated payments from underlying mutual funds and their investment advisers (or the advisers' affiliates) when it determined the charges that are assessed under the contract. Without these payments, certain contract charges would likely be higher than they are currently. All of the underlying mutual funds offered in the contract currently pay 12b-1 fees to Minnesota Life, and some but not all of such funds' investment advisers (or the advisers' affiliates) currently pay service or administrative fees to Minnesota Life.

Minnesota Life considers profitability when determining the charges in the contract. In early contract years, Minnesota Life does not anticipate earning a profit, since that is a time when administrative and distribution expenses are typically higher. Minnesota Life does, however, anticipate earning a profit in later contract years. In general, Minnesota Life's profit will be greater the longer a contract is held and the greater a contract's investment return.

Fixed Account(s) and the Guaranteed Term Account

The Guaranteed Term Account is not available to contracts issued on or after June 1, 2011 (or such later date if approved later in your state).

The interests of contract owners arising from the allocation of purchase payments or the transfer of contract values to a fixed account or one of the guarantee periods of the guaranteed term account, are not registered under the Securities Act of 1933, nor is either registered as an investment company under the Investment Company Act of 1940. Accordingly, such interests are not subject to the provisions of those acts that would apply if registration under such acts was required.

The guaranteed interest rate on new amounts allocated to the DCA Fixed Account or a guarantee period is determined from time-to-time by Minnesota Life in accordance with existing market conditions. In no event will the guaranteed rate of interest be less than the minimum guaranteed rate of interest as stated in your contract. Once an interest rate is established for a guarantee period, it is guaranteed for the duration of the stated period and may not be changed by Minnesota Life.

The guaranteed term account is a separate account of Minnesota Life titled "Modified Guaranteed Annuity Fixed Separate Account". There are no units in this separate account. Amounts allocated to this separate account do not participate in the investment gain or loss in the separate account. Such gain or loss accrues solely to Minnesota Life. We retain the risk that the value of the assets in this separate account may drop below the reserves and other liabilities we must maintain. Should this occur, Minnesota Life may transfer assets from its general account to this separate account to make up the difference. Minnesota Life also reserves the right to transfer to its general account any assets of this separate account in excess of the required reserves and liabilities. We maintain assets in this separate account for other Minnesota Life annuities.

Guarantee Periods of the Guaranteed Term Account. There are four guarantee periods of the guaranteed term account. These provide for the accumulation of interest at a guaranteed interest rate when held for three, five, seven and ten year periods. Minnesota Life may offer additional guarantee periods at its discretion. It also may at any time stop accepting new purchase payments, transfers or renewals for a particular guarantee period. The guaranteed term account is not available in all states.

Contract owners may allocate purchase payments, or make transfers from or to guarantee periods at any time prior to the annuity commencement date as long as the guarantee period for such allocation does not extend past the contract maturity date. Minnesota Life establishes a separate entry in the guaranteed term account for accounting and interest rate purposes each time the contract owner allocates or transfers amounts to the guaranteed term account guarantee period option.

Renewals. At the end of a guarantee period, the contract owner may establish a new guarantee period with the same guarantee period at the then current interest rate, select a different guaranteed term account guarantee period option or transfer the amounts to a variable annuity account option, or those amounts may be withdrawn from the contract (though such amounts withdrawn may be subject to a DSC and/or recapture as credit enhancement). You may make your election during the period 30 days immediately following the renewal date of each guarantee period without having the market value adjustment applied.

If the contract owner does not specify the guarantee period option desired at the time of renewal, Minnesota Life will automatically renew the funds held in that guarantee period option for the same duration at the newly established interest rate, provided, however, that we will select a period which does not extend beyond the maturity date or any previously elected annuitization date. The interest rate applicable to the new guarantee period may be higher or lower than the interest rate which was credited to the expired guarantee period. If, at the time of renewal, a guarantee period of the same duration is no longer available, Minnesota Life will select the next shortest available guarantee period. If no guarantee period of the guaranteed term account is available, we will allocate the funds to be renewed to the government money market sub-account.

Market Value Adjustment. Amounts surrendered, withdrawn, transferred or applied to provide annuity payments from a guarantee period of the guaranteed term account prior to the renewal date may be subject to a market value adjustment. The market value adjustment may increase or decrease the amount of the guarantee period value which is being transferred, withdrawn or surrendered.

The market value adjustment will be calculated by multiplying the amount transferred, withdrawn, or surrendered by the market value adjustment factor. The market value adjustment factor is equal to:

                                    [GRAPHIC]


              (1+i)      (n/12)
        [---------------]       -1
          (1+j+0.0025)

where  i = Swap Rate for the week prior to the date of allocation into the guarantee term account for a maturity equal to the guarantee period.

       j = Swap Rate for the week prior to the date of surrender, withdrawal, transfer or application to provide annuity payments with a maturity equal to the number of whole months remaining in the guarantee period.

       n = the number of whole months remaining in the guarantee period.

If a Swap Rate maturity is not available for the necessary period, we will determine the rate by linear interpolation based on the Swap Rates with maturity closest to the period being measured. If Swap Rates are no longer available we will use an appropriate rate approved by the insurance department of the state which has jurisdiction over the contract.

We guarantee that the amount of the market value adjustment will never exceed, in a positive or negative direction, the excess interest earned on the guarantee period from which the withdrawal, surrender, amount applied to provide annuity payments, or transfer is to be made. For this purpose, excess interest is defined as the dollar amount of interest earned on each allocation into a guarantee period of the guaranteed term account in excess of interest earned based on the minimum guaranteed interest rate for the guarantee period.

There will be no market value adjustment in the following situations:

   (a) transfers, withdrawals, surrenders and amounts applied to provide annuity payments occurring within 30 days immediately following the renewal date of each guarantee period;

   (b) amounts payable as a death benefit; and

   (c) amounts withdrawn from the guaranteed term account to pay any annual maintenance fee, transfer charge or periodic charges if any, for optional benefit riders.

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

However, amounts withdrawn or surrendered may be subject to the deferred sales charge.

Transfers. Prior to the annuity commencement date, the contract owner may transfer amounts between or among the guarantee periods of the guaranteed term account or from a guarantee period to the variable annuity account. The market value adjustment, if applicable, may increase or decrease the amount of the transfer. For further information regarding transfers, see the heading "Transfers" in this Prospectus.

The contract owner must specify the guarantee period from or to which a transfer is to be made.

Withdrawals. The contract owner may make withdrawals of, or may surrender amounts held in guarantee periods of the guaranteed term account at any time prior to death and prior to the start of annuity payments. Withdrawals from guarantee periods of the guaranteed term account will be made in the same manner and be subject to the same limitations as set forth under the heading "Withdrawals and Surrender" in this Prospectus. In addition, the following provisions apply to withdrawals from the guarantee periods of the guaranteed term account or other fixed accounts:

   (1) Minnesota Life reserves the right to defer payment of amounts withdrawn from guarantee periods of the guaranteed term account or other fixed accounts for up to six months from the date it receives the written withdrawal request (if a withdrawal is deferred for more than 30 days pursuant to this right, Minnesota Life will pay interest on the amount deferred at a rate not less than the minimum guaranteed interest rate as stated in your contract);

   (2) if there are multiple investment entries under a guarantee period of the guaranteed term account, amounts will be withdrawn from such accounts on a first-in-first-out basis; and

   (3) the market value adjustment described above may apply to withdrawals from any guarantee period of the guarantee term account.

In the case of a contract surrender, the market value adjustment to each guarantee period option, if applicable, will be calculated using the full amount in that guarantee period option, and the amount of the adjustment will be added to or subtracted from such amount and paid to the owner. In the case of a withdrawal, the market value adjustment to each guarantee period option affected by the withdrawal will be calculated using the full amount to be taken from that guarantee period in order to provide the amount requested, after application of the adjustment and deduction of applicable charges, and the amount of the adjustment will be added to or subtracted from the contract value remaining after payment of the requested amount.

Withdrawals from the contract may also be subject to income tax and a 10% penalty tax. Retirement plan limitations may also apply. See the heading "Federal Tax Status", in this Prospectus.

Voting Rights

We will vote the portfolio shares held in the variable annuity account at shareholder meetings of the portfolios. We will vote shares attributable to contracts in accordance with instructions received from contract owners with voting interests in each sub-account of the variable annuity account. We will vote shares for which no instructions are received and shares not attributable to contracts in the same proportion as shares for which instructions have been received. The number of votes for which a contract owner may provide instructions will be calculated separately for each sub-account of the variable annuity account. If applicable laws should change so that we were allowed to vote shares in our own right, then we may elect to do so.

During the accumulation period, you hold the voting interest in the contract. The number of votes will be determined by dividing the contract value of the contract attributable to each sub-account of the variable annuity account by the net asset value per share of the portfolio shares held by that sub-account.

During the annuity period the annuitant holds the voting interest in the contract. The number of votes will be determined by dividing the reserve for each contract allocated to each sub-account of the variable annuity account by the net asset value per share of the portfolio shares held by that sub-account. After an annuity begins, the votes attributable to any particular contract will decrease as the reserves decrease. In determining any voting interest, we count fractional shares.

We shall notify you or the annuitant of a portfolio shareholders' meeting if the contract has shares to vote. We will also send proxy materials and a form of instruction so that you can instruct us with respect to voting.

Federal Tax Status

Introduction

Our tax discussion in this Prospectus is general in nature and is not intended as tax advice. You should consult a competent tax adviser. We make no attempt to consider any applicable state or other tax laws. In addition, this discussion is based on our understanding of federal income tax laws as they are currently interpreted. We make no representation regarding the likelihood of continuation of current income tax laws or the current interpretations of the Internal Revenue Service ("IRS"). The contract may be purchased on a non-tax qualified basis or purchased and used in connection with certain retirement arrangements entitled to special income tax treatment under Sections 401(a), 403(b), 408(b), 408A or 457 of the Code ("Tax Qualified Accounts"). We discontinued issuing this annuity contract to Section 403(b) Plans on May 1, 2008. The ultimate effect of federal income taxes on the amounts held under a contract, on annuity payments, and on the economic benefit to the contract owner, the annuitant, or the beneficiary(ies) may depend on the tax status of the individual concerned.

In U.S. v Windsor, the U.S. Supreme Court held a portion of the Defense of Marriage Act unconstitutional. As a result, same sex couples who are married under applicable state and District of Columbia law will now be treated as spouses under federal law. In Revenue Ruling 2013-17, the U.S. Department of the Treasury (the "Treasury Department") and the Internal Revenue Service ("IRS") clarified their position regarding same sex marriages for federal tax purposes. If a couple is married in a jurisdiction that recognizes same sex marriage, that marriage will be recognized for all federal tax purposes regardless of the law in the jurisdiction where they reside.


Furthermore, in Obergefell v. Hodges, the U.S. Supreme Court ruled that the Fourteenth Amendment to the U.S. Constitution requires the States to license marriages between persons of the same sex and to recognize marriages of same sex couples performed lawfully in other states. The practical effect of this rule is that same sex marriages will now be recognized by the federal government and by each and every state. However, the Treasury Department and IRS did not recognize civil unions or registered domestic partnerships as marriages for federal tax purposes. Currently, if the state where a civil union or a registered domestic partnership occurred does not recognize the arrangement as a marriage, it is not a marriage for federal tax purposes.


There are specific rules for the taxation of annuity products. In many cases, these rules differ from tax rules which apply to other types of investments. For example, as an illustration of points more fully discussed below, a gain recognized upon a withdrawal from an annuity contract may be taxed differently than the gain on the sale of other types of investments, such as corporate stock, bonds or mutual funds. The gain in an annuity contract, represented by the difference between the cash value and the sum of the premiums paid into the contract, is taxed as ordinary income. By contrast, the sale

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

of shares of corporate stock, bonds or mutual funds would be taxed as capital gains based upon the difference between the sale price and the purchase price. Depending upon how long the corporate stock, bonds or mutual funds were held, the owner may be entitled to reduced tax rates applicable to long term capital gains.

For variable annuity contracts, increases in contract values attributable to dividends and interest from underlying investment funds are not currently taxed, but instead the taxation of such gains is deferred until there is a withdrawal or contract surrender, or annuity payments begin, at which time they are taxed as ordinary income (as described above). This favorable treatment allows the value of the contract to remain undiminished and allows the owner to determine the timing of the receipt of taxable income. Note, however, that variable annuity contracts held in Tax Qualified Accounts do not provide any additional tax deferral benefit. A Tax Qualified Account independently provides a tax deferral benefit for gains on all assets held in such an account. By contrast, the owner of a corporate stock, bond or mutual fund held on a non-tax qualified basis who receives dividends or interest, whether in cash or as automatic reinvestments, must report such income as taxable on an annual basis. In some cases, the receipt of dividends from corporate stocks and mutual funds may enjoy favorable tax rates.

This prospectus makes no representation as to the tax rules which apply to those other types of investments and the discussion which follows makes no comparison of the described insurance products to such other investments. For a complete discussion of matters relating to taxation and the tax impact on your investments or for a comparison of taxation differences between investment products and types, please see your tax adviser.

Taxation of Minnesota Life and the Variable Annuity Account

We are taxed as a "life insurance company" under the Internal Revenue Code (the "Code"). The operations of the variable annuity account form a part of, and are taxed with, our other business activities. Currently, we pay no federal income tax on any investment income received by the variable annuity account or on capital gains arising from the variable annuity account's activities. The variable annuity account is not taxed as a "regulated investment company" under the Code and we do not anticipate any change in that tax status.

In calculating our corporate income tax liability, we derive certain corporate income tax benefits associated with the investment of company assets, including separate account assets that are treated as company assets under applicable income tax law. These benefits, which reduce our overall corporate income tax liability may include foreign tax credits which can be material. We do not pass these benefits through to the separate accounts, principally because: (i) the great bulk of the benefits results from the dividends received deduction, which involves no reduction in the dollar amount of dividends that the separate account receives; and (ii) under applicable income tax law, contract owners are not the owners of the assets generating the benefits.

Taxation of Annuity Contracts in General

Section 72 of the Code governs the taxation of nonqualified annuities in general and some aspects of qualified programs. No taxes are generally imposed on increases in the value of a contract until distribution occurs, either in the form of a payment in a single sum or as annuity payments under the annuity option elected. As a general rule, annuity contracts held by an entity (such as a corporation or trust) that is not a natural person are not treated as annuity contracts for federal income tax purposes. The investment income on such contracts is taxed as ordinary income that is received or accrued by the owner of the contract during the taxable year. There is an exception to this general rule for annuity contracts which are held under a plan described in Sections 401(a), 403(a), 403(b), 408 or 408A of the Code.

There is also an exception to this general rule for immediate annuity contracts. An immediate annuity contract for these purposes is an annuity:
(i) purchased with a single premium or annuity consideration, (ii) the annuity starting date of which commences within one year from the date of the purchase of the annuity, and (iii) which provides for a series of substantially equal periodic payments (to be made not less frequently than annually) during the annuity period. Corporations, trusts and other similar entities, other than natural persons, seeking to take advantage of this exception for immediate annuity contracts should consult with a tax advisor.

If you do not annuitize your nonqualified contract on or before the maturity date, it is possible that the IRS could challenge the status of your contract as an annuity contract for tax purposes. The result of such a challenge could be that you would be viewed as either constructively receiving the increase in the contract value each year from the inception of the contract or the entire increase in the contract value would be taxable in the year you reach the maturity date. In either situation, you could realize taxable income even if the contract proceeds are not distributed to you at that time. Accordingly, before purchasing a contract, you should consult your tax advisor with respect to these issues.

Diversification Requirements

Section 817(h) of the Code authorizes the Treasury Department to set standards by regulation or otherwise for the investments of the variable annuity account to be "adequately diversified" in order for the contract to be treated as an annuity contract for federal income tax purposes. The diversification requirements of Section 817(h) do not apply to annuity contracts which are held under a plan described in Sections 401(a), 403(a), 403(b), 408, 408A or 457(b) of the Code.

The variable annuity account, through the fund portfolios, intends to comply with the diversification requirements prescribed in Regulations
Section 1.817-5, which affect how the portfolio's assets may be invested. Although the investment adviser of the Securian Funds Trust is an affiliate of ours, we do not control the Securian Funds Trust nor the investments of its portfolios. Nonetheless, we believe that each portfolio of the Securian Funds Trust in which the variable annuity account owns shares will be operated in compliance with the requirements prescribed by the Treasury Department. Contract owners bear the risk that the entire contract could be disqualified as an annuity contract under the Code due to the failure of the variable annuity account to be deemed to be "adequately diversified".

Ownership Treatment

In connection with its issuance of temporary and proposed regulations under
Section 817(h) in 1986, the Treasury Department announced that those regulations did not "provide guidance concerning the circumstances in which investor control of the investments of a segregated asset account may cause the investor (i.e., the contract owner), rather than the insurance company to be treated as the owner of the assets in the account" (which would result in the current taxation of the income on those assets to the contract owner). In Revenue Ruling 2003-91, the IRS provided such guidance by describing the circumstances under which the owner of a variable contract will not possess sufficient control over the assets underlying the contract to be treated as the owner of those assets for federal income tax purposes. Under the contracts in Rev. Rul. 2003-91, there was no arrangement, plan, contract or agreement between an owner and the insurance company regarding the availability of a particular investment option and other than an owner's right to allocate premiums and transfer funds among the available sub-accounts, all investment decisions concerning the sub-accounts were made by the insurance company or investment advisor in its sole and absolute discretion. Rev. Rul. 2003-91 states that the determination of whether the owner of a variable contract is to be treated as the owner of the assets held by the insurance company under the contract will depend on all of the facts and circumstances.

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

The Internal Revenue Service has further amplified and clarified its position in Rev. Rul. 2003-91 by issuing new regulations in 2005 and additional Revenue Rulings. Minnesota Life believes that the regulations and additional rulings are meant to clarify the IRS position in Rev. Rul. 2003-91 and that the ownership rights of a contract owner under the contract will not result in any contract owner being treated as the owner of the assets of the Variable Annuity Account. However, Minnesota Life does not know whether the IRS will issue additional guidance that will place restrictions on such ownership rights. Therefore, Minnesota Life reserves the right to modify the contract as necessary to attempt to prevent a contract owner from being considered the owner of a pro rata share of the assets of the Variable Annuity Account.

Taxation of Partial and Full Withdrawals

For payments made in the event of a full surrender of an annuity that is not part of a qualified program, the taxable portion of the amount you receive is generally the amount in excess of the "investment in the contract" (i.e., purchase payments less any amounts previously received from the contract which were not included in income). Amounts withdrawn upon a partial withdrawal from a variable annuity contract that is not part of a qualified program are treated first as taxable income to the extent of the excess of the contract value over the investment in the contract. This will also be true if you take withdrawals under one of the optional living benefit riders. All taxable amounts received under an annuity contract are subject to tax at ordinary rather than capital gain tax rates.

In the case of a withdrawal under an annuity that is part of a tax-qualified retirement plan, a portion of the amount received is taxable based on the ratio of the "investment in the contract" to the individual's balance in the retirement plan, generally the value of the annuity. The "investment in the contract" generally equals the portion of any deposits made by or on behalf of an individual under an annuity which was neither deductible when made nor excludable from the gross income of the individual. For annuities issued in connection with qualified plans, the "investment in the contract" can be zero.

Section 1035 Exchanges

An annuity contract may be fully or partially exchanged for another annuity contract in a tax-free exchange under IRC (S)1035. Historically, the IRS challenged attempts by taxpayers to exchange part of an annuity contract for a new annuity contract (a "Partial Exchange"). IRS rulings over the last several years have allowed annuity contract holders to make Partial Exchanges under certain conditions. If this contract is received in a Partial Exchange or is Partially Exchanged for another annuity contract, withdrawals taken from either annuity contract within 180 days from the date of the Partial Exchange may have adverse tax consequences. You should consult your tax advisor before entering into a Partial Exchange.

Taxation of Annuity Payments

The taxable portion of an annuity payment is generally equal to the excess of the payment over the exclusion amount. In the case of a fixed annuity payment, the exclusion amount is generally determined by a formula that establishes the ratio of the investment in the contract to the expected return under the contract (determined under Treasury Department regulations). In the case of variable annuity payments, the exclusion amount is generally determined by a formula that establishes the ratio of the investment in the contract to the expected number of payments to be made (determined by Treasury Department regulations which take into account the annuitant's life expectancy and the form of annuity benefit selected). The taxable portion of an annuity payment is taxed at ordinary income rates. Once the total amount of the investment under the contract is excluded using this ratio, annuity payments will be fully taxable.

Taxes Payable on Optional Riders

The GMWB, GLWB, and single and joint versions of GLWB II, Encore, Ovation, Ovation II, and each of the MyPath Lifetime Income optional rider options provide benefits that are different from the usual benefits available under variable annuity contracts. If you elect these options a contract owner or beneficiary may be allowed to take withdrawals under the option even after the contract value is equal to zero. Like any withdrawal under the option it is treated as a withdrawal from the contract for income tax purposes see "Taxation of Partial and Full Withdrawals". If the investment in the contract has been fully recovered for tax purposes, then these withdrawals are generally included in the taxpayer's income.

Taxation of Death Benefit Proceeds

Death benefit payments are generally taxable to the recipient. Death benefits paid upon the death of a contract owner generally, are includable in the income of the recipient as follows: (1) if distributed in a lump sum, they are taxed in the same manner as a full surrender of the contract, as described above, or
(2) if distributed under an annuity option, they are taxed in the same manner as annuity payments, as described above. For these purposes, the investment in the contract is not affected by the owner's death. That is, the investment in the contract remains the amount of any purchase payments paid which were not excluded from gross income.

Medicare Tax

Beginning in 2013, distributions from non-qualified annuity contracts will be considered "investment income" for purposes of the newly enacted Medicare tax on investment income. Thus, in certain circumstances, a 3.8% tax may apply to some or all of the taxable portion of distributions (e.g., earnings) to individuals whose income exceeds certain threshold amounts ($200,000 for filing single, $250,000 for married filing jointly, and $125,000 for married filing separately.) Please consult your tax adviser for more information.

Penalty Tax on Premature Distributions

The Code imposes a 10% penalty tax on the taxable portion of certain distributions from annuity contracts. This additional tax does not apply where the payment is made under an immediate annuity contract, as defined above, or:

  .  where the taxpayer is 59 1/2 or older,

  .  where payment is made on account of the taxpayer's disability, or

  .  where payment is made by reason of the death of the owner, and

  .  in certain other circumstances.

The Code also provides an exception to the penalty tax for distributions, in periodic payments, of substantially equal installments (not less frequently than annually), where they are made for the life (or life expectancy) of the taxpayer or the joint lives (or joint life expectancies) of the taxpayer and beneficiary. For qualified plans, this exception to the 10% additional tax applies only if payments begin after separation from service.

For some types of qualified plans, other tax penalties may apply to certain distributions.

Aggregation of Contracts

For purposes of determining a contract owner's gross income, the Code provides that all nonqualified deferred annuity contracts issued by the same company (or its affiliates) to the same contract owner during any calendar year shall be treated as one annuity contract. Additional rules may be promulgated under this provision to prevent avoidance of its effect through the ownership of serial contracts or otherwise.

Assignment or Pledges

Transfers, assignments and certain designations of annuitants can have tax consequences. A transfer of ownership of a contract, a pledge of any interest in a contract as security for a loan, the designation of an annuitant or other payee who is not also the contract owner, or the assignment of the contract may result in certain income or gift tax consequences to the contract owner that are beyond the scope of this discussion. If you are contemplating such a transfer, pledge, designation or assignment, you should consult a competent tax advisor about its potential tax effects.

Required Distributions

In order to be treated as an annuity contract for federal income tax purposes,
Section 72(s) of the Code requires any nonqualified contract issued after January 18, 1985 to provide that:

   (a) if an owner dies on or after the annuity starting date but prior to the time the entire interest in the contract has been distributed, the remaining portion of such interest will be distributed at least as rapidly as under the method of distribution being used as of the date of that owner's death; and

   (b) if an owner dies prior to the annuity starting date, the entire interest in the contract must be distributed within five years after the date of the owner's death.

The requirements of (b) above will be considered satisfied with respect to any portion of the owner's interest which is payable to or for the benefit of a "designated beneficiary" who is a natural person, is distributed over the life of that beneficiary or over a period not extending beyond the life expectancy of that beneficiary and such distributions begin within one year of that owner's death. The owner's "designated beneficiary", who must be a natural person, is the person designated by the owner as a beneficiary. If the owner's "designated beneficiary" is the surviving spouse of the owner, however, the contract may be continued with the surviving spouse as the new owner.

Nonqualified contracts issued after January 18, 1985 contain provisions which are intended to comply with the requirements of Section 72(s) of the Code, although no regulations interpreting these requirements have yet been issued. We intend to review such contract provisions and modify them if necessary to assure that they comply with the requirements of Code Section 72(s) when clarified by regulation or otherwise.

Similar rules apply to qualified contracts, with the exception of contracts held as Section 403(b) Individual Retirement Annuities where the Contract Owner's surviving spouse may not assume the Contract as his or her own Contract.

Possible Changes in Taxation

Although the likelihood of there being any change is uncertain, there is always the possibility that the tax treatment of the contracts could change by legislation or other means. Moreover, it is also possible that any change could be retroactive (that is, taking effect before the date the legislation is passed). You should consult a tax advisor with respect to legislative developments and their effect on the contract.

Tax Qualified Programs

The contract is designed for use with several types of retirement plans that qualify for special tax treatment. The tax rules applicable to participants and beneficiaries in retirement plans vary according to the type of plan and the terms and conditions of the plan. Special favorable tax treatment may be available for certain types of contributions and distributions. Adverse tax consequences may result from:

  .  contributions in excess of specified limits;

  .  distributions prior to age 59 1/2 (subject to certain exceptions);

  .  distributions that do not conform to specified minimum distribution rules;
     and

  .  other specified circumstances.

We make no attempt to provide more than general information about the use of annuities with the various types of retirement plans. Tax deferral under annuity contracts purchased in connection with tax-qualified plans arises under the specific provisions of the Code governing the tax-qualified plan, so a contract should be purchased only for the features and benefits other than tax deferral that are available under an annuity contract purchased in connection with tax-qualified plans, and not for the purpose of obtaining tax deferral. The rights of any person to any benefits under annuity contracts purchased in connection with these plans may be subject to the terms and conditions of the plans themselves, regardless of the terms and conditions of the annuity issued in connection with such a plan. Some retirement plans are subject to transfer restrictions, distribution and other requirements that are not incorporated into our annuity administration procedures. Owners, participants and beneficiaries are responsible for determining that contributions, distributions and other transactions with respect to the contracts comply with applicable law. If you intend to purchase a contract for use with any retirement plan you should consult your legal counsel and tax advisor regarding the suitability of the contract.

Any annuity contract that is part of a qualified retirement plan must comply with the required minimum distribution (RMD) provisions of the Code, and the implementing regulations. A failure to comply with the RMD requirements will generally result in the imposition of an excise tax on the recipient equal to 50% of the amount by which the RMD exceeds the amount actually distributed. Under certain limited circumstances IRS regulations permit partial withdrawals from your qualified retirement plan contract after annuity payments have begun after the required beginning date without violating of the RMD rules. We will notify any holder of a contract issued under a qualified plan who requests such a partial withdrawal of the effects of a withdrawal on the contract prior to processing the withdrawal.

For qualified plans under Sections 401(a), 403(b), and 457, the Code requires that distributions generally must commence no later than the later of April 1 of the calendar year following the calendar year in which the owner (or plan participant): (i) reaches age 70 1/2, or (ii) if later retires; and must be made in a specified form or manner. If the plan participant is a "5 percent owner" (as defined in the Code), distributions generally must begin no later than April 1 of the calendar year following the calendar year in which the owner (or plan participant) reaches age 70 1/2. For IRAs described in
Section 408, distributions generally must commence no later than April 1 of the calendar year following the calendar year in which the owner reaches age
70 1/2. Roth IRAs under Section 408A do not require distributions at any time prior to the owner's death.

To the extent the optional death benefit riders alter the timing or the amount of the payment of distributions under a qualified contract, the riders cannot be paid out in violation of the minimum distribution rules of the Code.

In accordance with recent changes in laws and regulations RMDs must be calculated based on the sum of the contract value and the actuarial value of any additional death benefits and benefits from optional riders that you have purchased under the contract. As a result, the RMDs may be larger than if the calculation were based on the contract value alone. This may result in an earlier (but not before the required beginning date) distribution under the contract and an increased amount of taxable income distributed to the contract owner, and a reduction of death benefits and the benefits of any optional riders.

IRA Rollovers. The Internal Revenue Service issued guidance effective on January 1, 2015 that limits the use of indirect rollovers for individual retirement accounts (IRA's). As of that date, IRA account holders will be limited to one indirect rollover for all IRA accounts in any twelve month period. The twelve month period is measured from the date of the last indirect rollover. An indirect rollover occurs when you take a distribution in cash from your IRA with the intention of transferring it to another IRA within the 60 day period allowed under the Code. This new guidance does not affect direct rollovers where an unlimited number of transfers from one IRA trustee directly to another IRA trustee may be made in a twelve month period. You should consult your tax advisor regarding rollovers of annuity contracts held in IRA's.

Withholding

In general, distributions from annuity contracts are subject to federal income tax withholding unless the recipient elects not to have tax withheld. Some states have enacted similar rules. Different rules may apply to payments delivered outside the United States.

The Code generally allows the rollover of most distributions to and from tax-qualified plans, Section 403(b) annuities, individual retirement plans and eligible deferred compensation plans of state or local governments under
Section 457(b). Distributions which may not be rolled over are those which are:

  . one of a series of substantially equal annual (or more frequent) payments made:

    .   over the life or life expectancy of the employee,

    . over the joint lives or joint life expectancies of the employee and the employee's designated beneficiary, or

    .   for a specified period of ten years or more,

  .  a required minimum distribution,

  .  a hardship distribution, or

  .  the non-taxable portion of a distribution.

Any distribution eligible for rollover, which may include payment to an employee, an employee's surviving spouse, or an ex-spouse who is an alternate payee, will be subject to mandatory federal tax withholding at a 20% rate unless the distribution is made as a direct rollover to a tax-qualified plan or to an individual retirement account or annuity. It should be noted that amounts received by individuals which are eligible for rollover may still be placed in another tax-qualified plan or individual retirement account or individual retirement annuity if the transaction is completed within 60 days after the distribution has been received. However a taxpayer must replace withheld amounts with other funds in order to avoid taxation on the amount previously withheld.

See Your Own Tax Advisor

The foregoing summary of the federal income tax consequences under these contracts is not exhaustive. The benefits and features of this contract, when owned by employer provided welfare benefit arrangements or other types of special purpose entities, may impact any unique tax aspects such arrangements or entities may enjoy. Special rules may apply to situations not discussed here. Should a plan lose its qualified status, employees will lose some of the tax benefits described. Statutory changes in the Code with varying effective dates, and regulations adopted thereunder may also alter the tax consequences of specific factual situations. Due to the complexity of the applicable laws, tax advice may be needed by a person contemplating the purchase of a variable annuity contract or exercising elections under such a contract. For further information you should consult a tax advisor.

Performance Data

From time to time the variable annuity account may publish advertisements containing performance data relating to its sub-accounts. In the case of the government money market portfolio, the variable annuity account will publish yield or effective yield quotations for a seven-day or other specified period. In the case of the other portfolios, performance data will consist of average annual total return quotations for one year, five year and ten year periods and for the period when the portfolios first became available to the variable annuity account. Such performance data may be accompanied by cumulative total return quotations for the comparable periods. For periods prior to the date of this Prospectus the quotations will be based on the assumption that the contract described herein was issued when the underlying portfolios first became available to the variable annuity account under other contracts issued by us. The government money market portfolio may also quote such average annual and cumulative total return figures. Performance figures used by the variable annuity account are based on historical information of the portfolios for specified periods, and the figures are not intended to suggest that such performance will continue in the future. Performance figures of the variable annuity account will reflect charges made pursuant to the terms of the contracts offered by this Prospectus and charges of underlying funds. More detailed information on the computations is set forth in the Statement of Additional Information.

Cybersecurity

Our variable annuity product business is highly dependent upon the effective operation of our computer systems and those of our business partners, so our business is potentially susceptible to operational and information security risks resulting from a cyber-attack. These risks include, among other things, the theft, misuse, corruption and destruction of data maintained online or digitally, denial of service on websites and other operational disruption and unauthorized release of confidential customer information. Cyber-attacks affecting us, the portfolios, intermediaries and other affiliated or third-party service providers may adversely affect us and your product values. For instance, cyber-attacks may interfere with our processing of contract transactions (including the processing of orders through our online service centers or with the portfolios), impact our ability to calculate values, cause the release and possible destruction of confidential customer or business information, impede order processing, subject us and/or our service providers and intermediaries to regulatory fines and financial losses and/or cause reputational damage. Cybersecurity risks may also impact the issuers of securities in which the portfolios invest, which may cause the portfolios to lose value. While the Company has implemented administrative, technical and physical safeguards that are reasonably designed to protect confidential customer information and confidential business information, there can be no assurance that we or the portfolios or our service providers will avoid losses affecting your contract due to cyber-attacks or information security breaches in the future.

Statement of Additional Information

A Statement of Additional Information, which contains additional information including financial statements, is available from us at your request. The table of contents for that Statement of Additional Information is as follows:
       General Information and History
       Distribution of Contract
       Performance
       Independent Registered Public Accounting Firm
       Registration Statement
       Financial Statements

    APPENDIX A -- CONDENSED FINANCIAL INFORMATION AND FINANCIAL STATEMENTS




   The table below is designed to help you understand how the sub-account options have performed. It shows the value of a sub-account at the beginning and end of each period, as well as the number of sub-account units at the end of each period. A sub-account unit is also referred to as an ACCUMULATION UNIT. Each possible charge combination is reflected in the following tables. You should read the table in conjunction with the financial statements for the variable annuity account and the financial statements of Minnesota Life Insurance Company. The financial statements of the variable annuity account and the financial statements of Minnesota Life Insurance Company may be found in the Statement of Additional Information.

1.25% Variable Account Charge



                        UNIT VALUE AT UNIT VALUE NUMBER OF UNITS
                        BEGINNING OF  AT END OF  OUTSTANDING AT
                           PERIOD       PERIOD    END OF PERIOD
                        ------------- ---------- ---------------
               AB VPS DYNAMIC ASSET ALLOCATION SUB-ACCOUNT(F):
                2018...     $1.21       $1.11         28,051
                2017...     $1.07       $1.21         27,519
                2016...     $1.05       $1.07             --
               AB VPS INTERNATIONAL VALUE SUB-ACCOUNT:
                2018...     $0.71       $0.54        120,648
                2017...     $0.58       $0.71        161,537
                2016...     $0.59       $0.58         74,386
               AMERICAN CENTURY VP INCOME & GROWTH SUB-ACCOUNT:
                2018...     $1.74       $1.59         52,520
                2017...     $1.46       $1.74         28,411
                2016...     $1.31       $1.46         41,664
               AMERICAN CENTURY VP INFLATION PROTECTION
                SUB-ACCOUNT:
                2018...     $1.26       $1.21        541,698
                2017...     $1.23       $1.26        255,739
                2016...     $1.20       $1.23        108,813
               AMERICAN FUNDS IS GLOBAL BOND SUB-ACCOUNT(C):
                2018...     $1.02       $0.99        131,563
                2017...     $0.96       $1.02         79,626
                2016...     $0.95       $0.96          2,124
               AMERICAN FUNDS IS GLOBAL GROWTH SUB-ACCOUNT(C):
                2018...     $1.76       $1.58         14,043
                2017...     $1.36       $1.76          4,843
                2016...     $1.37       $1.36          3,225
               AMERICAN FUNDS IS GLOBAL SMALL CAPITALIZATION
                SUB-ACCOUNT(C):
                2018...     $1.42       $1.25         65,998
                2017...     $1.14       $1.42         39,902
                2016...     $1.13       $1.14          2,445
               AMERICAN FUNDS IS GROWTH SUB-ACCOUNT(C):
                2018...     $2.01       $1.98        187,633
                2017...     $1.59       $2.01        111,824
                2016...     $1.47       $1.59         19,465
               AMERICAN FUNDS IS GROWTH-INCOME SUB-ACCOUNT(C):
                2018...     $2.02       $1.96        119,119
                2017...     $1.67       $2.02         44,462
                2016...     $1.52       $1.67          1,048





                        UNIT VALUE AT UNIT VALUE NUMBER OF UNITS
                        BEGINNING OF  AT END OF  OUTSTANDING AT
                           PERIOD       PERIOD    END OF PERIOD
                        ------------- ---------- ---------------
               AMERICAN FUNDS IS INTERNATIONAL SUB-ACCOUNT(C):
                2018...     $1.32       $1.13         35,930
                2017...     $1.01       $1.32         67,074
                2016...     $0.99       $1.01             --
               AMERICAN FUNDS IS NEW WORLD(R) SUB-ACCOUNT(C):
                2018...     $1.21       $1.02         79,349
                2017...     $0.94       $1.21         33,410
                2016...     $0.91       $0.94          1,763
               AMERICAN FUNDS IS U.S. GOVERNMENT/AAA-RATED
                SECURITIES SUB-ACCOUNT(C):
                2018...     $1.06       $1.06         30,330
                2017...     $1.06       $1.06         31,952
                2016...     $1.06       $1.06         29,985
               CLEARBRIDGE VARIABLE SMALL CAP GROWTH
                SUB-ACCOUNT(N):
                2018...     $1.22       $1.24             --
                2017...     $0.99       $1.22             --
                2016...     $0.95       $0.99             --
               FIDELITY(R) VIP FUNDS EQUITY-INCOME SUB-ACCOUNT:
                2018...     $1.53       $1.38        622,202
                2017...     $1.37       $1.53        661,515
                2016...     $1.18       $1.37        269,968
               FIDELITY(R) VIP FUNDS MID CAP SUB-ACCOUNT:
                2018...     $1.94       $1.63        169,779
                2017...     $1.63       $1.94        153,234
                2016...     $1.47       $1.63          7,626
               FRANKLIN MUTUAL SHARES VIP SUB-ACCOUNT:
                2018...     $1.46       $1.31         53,231
                2017...     $1.36       $1.46         50,914
                2016...     $1.19       $1.36             --
               FRANKLIN SMALL CAP VALUE VIP SUB-ACCOUNT:
                2018...     $1.86       $1.60        220,127
                2017...     $1.70       $1.86        179,814
                2016...     $1.32       $1.70          3,320
               FRANKLIN SMALL-MID CAP GROWTH VIP SUB-ACCOUNT:
                2018...     $1.82       $1.70         35,937
                2017...     $1.52       $1.82         15,838
                2016...     $1.47       $1.52         14,925

1.25% Variable Account Charge Continued



                        UNIT VALUE AT UNIT VALUE NUMBER OF UNITS
                        BEGINNING OF  AT END OF  OUTSTANDING AT
                           PERIOD       PERIOD    END OF PERIOD
                        ------------- ---------- ---------------
               GOLDMAN SACHS VIT GLOBAL TRENDS ALLOCATION
                SUB-ACCOUNT(F):
                2018...     $1.14       $1.08          28,999
                2017...     $1.02       $1.14          29,313
                2016...     $0.99       $1.02              --
               GOLDMAN SACHS VIT HIGH QUALITY FLOATING RATE
                SUB-ACCOUNT(B):
                2018...     $1.05       $1.05         150,089
                2017...     $1.04       $1.05         103,976
                2016...     $1.05       $1.04          34,907
               INVESCO V.I. AMERICAN VALUE SUB-ACCOUNT:
                2018...     $1.65       $1.42          35,654
                2017...     $1.53       $1.65          13,678
                2016...     $1.34       $1.53           2,673
               INVESCO V.I. COMSTOCK SUB-ACCOUNT:
                2018...     $1.81       $1.56          99,500
                2017...     $1.56       $1.81          34,351
                2016...     $1.35       $1.56           9,368
               INVESCO V.I. EQUITY AND INCOME SUB-ACCOUNT(D):
                2018...     $1.44       $1.28          24,770
                2017...     $1.31       $1.44          10,138
                2016...     $1.16       $1.31           1,746
               INVESCO V.I. GROWTH AND INCOME SUB-ACCOUNT:
                2018...     $1.81       $1.54          47,584
                2017...     $1.61       $1.81          24,329
                2016...     $1.36       $1.61          43,380
               INVESCO V.I. SMALL CAP EQUITY SUB-ACCOUNT:
                2018...     $1.63       $1.37         298,392
                2017...     $1.45       $1.63         201,598
                2016...     $1.32       $1.45           5,880
               IVY VIP ASSET STRATEGY SUB-ACCOUNT:
                2018...     $1.49       $1.39         364,496
                2017...     $1.28       $1.49         295,199
                2016...     $1.33       $1.28          55,636
               IVY VIP BALANCED SUB-ACCOUNT:
                2018...     $1.68       $1.61          52,722
                2017...     $1.53       $1.68          54,021
                2016...     $1.52       $1.53           4,260
               IVY VIP CORE EQUITY SUB-ACCOUNT:
                2018...     $2.01       $1.89          46,781
                2017...     $1.68       $2.01          26,306
                2016...     $2.37       $1.68          21,966
               IVY VIP GLOBAL GROWTH SUB-ACCOUNT:
                2018...     $1.37       $1.26          81,372
                2017...     $1.11       $1.37          54,158
                2016...     $1.16       $1.11           9,171
               IVY VIP HIGH INCOME SUB-ACCOUNT(F)(M):
                2018...     $1.16       $1.12         772,717
                2017...     $1.10       $1.16         533,761
                2016...     $1.90       $1.10         143,525
               IVY VIP INTERNATIONAL CORE EQUITY SUB-ACCOUNT:
                2018...     $1.29       $1.04       1,218,002
                2017...     $1.06       $1.29         824,936
                2016...     $1.82       $1.06         199,134





                        UNIT VALUE AT UNIT VALUE NUMBER OF UNITS
                        BEGINNING OF  AT END OF  OUTSTANDING AT
                           PERIOD       PERIOD    END OF PERIOD
                        ------------- ---------- ---------------
               IVY VIP MID CAP GROWTH SUB-ACCOUNT:
                2018...     $2.28       $2.25         46,877
                2017...     $1.82       $2.28         26,392
                2016...     $2.38       $1.82          4,408
               IVY VIP NATURAL RESOURCES SUB-ACCOUNT(Q):
                2018...     $0.60       $0.45        695,471
                2017...     $0.59       $0.60        400,867
                2016...     $0.48       $0.59         69,218
               IVY VIP PATHFINDER MODERATE -- MANAGED
                VOLATILITY SUB-ACCOUNT(G):
                2018...     $1.19       $1.13             --
                2017...     $1.06       $1.19             --
                2016...     $1.05       $1.06             --
               IVY VIP PATHFINDER MODERATELY AGGRESSIVE --
                MANAGED VOLATILITY SUB-ACCOUNT(G):
                2018...     $1.22       $1.15        171,183
                2017...     $1.07       $1.22             --
                2016...     $1.06       $1.07             --
               IVY VIP PATHFINDER MODERATELY CONSERVATIVE --
                MANAGED VOLATILITY SUB-ACCOUNT(G):
                2018...     $1.15       $1.10             --
                2017...     $1.04       $1.15             --
                2016...     $1.04       $1.04        217,016
               IVY VIP SCIENCE AND TECHNOLOGY SUB-ACCOUNT:
                2018...     $2.60       $2.43         91,151
                2017...     $1.99       $2.60        106,589
                2016...     $3.22       $1.99          9,470
               IVY VIP SMALL CAP CORE SUB-ACCOUNT(R):
                2018...     $2.17       $1.92        142,191
                2017...     $1.94       $2.17        137,306
                2016...     $1.52       $1.94         78,795
               IVY VIP SMALL CAP GROWTH SUB-ACCOUNT(AD):
                2018...     $1.68       $1.74         43,350
                2017...     $1.56       $1.68         14,109
                2016...     $1.40       $1.56             --
               IVY VIP VALUE SUB-ACCOUNT:
                2018...     $1.74       $1.59        100,916
                2017...     $1.56       $1.74         88,754
                2016...     $1.91       $1.56          7,484
               JANUS HENDERSON BALANCED SUB-ACCOUNT(U):
                2018...     $1.92       $1.90        808,492
                2017...     $1.65       $1.92        730,827
                2016...     $1.60       $1.65         31,370
               JANUS HENDERSON FLEXIBLE BOND SUB-ACCOUNT(N)(V):
                2018...     $1.01       $0.98        100,493
                2017...     $0.99       $1.01         41,361
                2016...     $0.98       $0.99          2,151
               JANUS HENDERSON FORTY SUB-ACCOUNT(W):
                2018...     $2.18       $2.19        103,807
                2017...     $1.70       $2.18         97,409
                2016...     $1.69       $1.70         17,701

1.25% Variable Account Charge Continued



                        UNIT VALUE AT UNIT VALUE NUMBER OF UNITS
                        BEGINNING OF  AT END OF  OUTSTANDING AT
                           PERIOD       PERIOD    END OF PERIOD
                        ------------- ---------- ---------------
               JANUS HENDERSON MID CAP VALUE SUB-ACCOUNT(X):
                2018...     $1.76       $1.50         232,802
                2017...     $1.57       $1.76         170,787
                2016...     $1.34       $1.57           5,254
               JANUS HENDERSON OVERSEAS SUB-ACCOUNT(Y):
                2018...     $0.91       $0.76       1,363,180
                2017...     $0.70       $0.91       1,149,365
                2016...     $0.76       $0.70         359,830
               MFS(R) MID CAP GROWTH SERIES SUB-ACCOUNT:
                2018...     $1.80       $1.80          16,056
                2017...     $1.44       $1.80          10,608
                2016...     $1.40       $1.44           1,615
               MFS(R) VIT II INTERNATIONAL VALUE SUB-ACCOUNT(N):
                2018...     $1.24       $1.11         127,725
                2017...     $0.99       $1.24          63,487
                2016...     $0.97       $0.99          44,245
               MORGAN STANLEY VIF EMERGING MARKETS EQUITY
                SUB-ACCOUNT(S):
                2018...     $0.89       $0.72         284,858
                2017...     $0.67       $0.89         211,728
                2016...     $0.63       $0.67          10,015
               MORNINGSTAR AGGRESSIVE GROWTH ETF ASSET
                ALLOCATION SUB-ACCOUNT:
                2018...     $1.33       $1.19         157,049
                2017...     $1.13       $1.33         218,032
                2016...     $1.03       $1.13              --
               MORNINGSTAR BALANCED ETF ASSET ALLOCATION
                SUB-ACCOUNT:
                2018...     $1.34       $1.24       1,714,548
                2017...     $1.20       $1.34         948,005
                2016...     $1.12       $1.20         475,596
               MORNINGSTAR CONSERVATIVE ETF ASSET ALLOCATION
                SUB-ACCOUNT:
                2018...     $1.21       $1.17       1,109,514
                2017...     $1.16       $1.21         489,819
                2016...     $1.12       $1.16          50,957
               MORNINGSTAR GROWTH ETF ASSET ALLOCATION
                SUB-ACCOUNT:
                2018...     $1.35       $1.23       3,746,954
                2017...     $1.17       $1.35       2,132,820
                2016...     $1.08       $1.17              --
               MORNINGSTAR INCOME AND GROWTH ETF ASSET
                ALLOCATION SUB-ACCOUNT:
                2018...     $1.27       $1.20       1,105,453
                2017...     $1.17       $1.27         844,621
                2016...     $1.11       $1.17              --
               NEUBERGER BERMAN AMT SOCIALLY RESPONSIVE
                SUB-ACCOUNT:
                2018...     $1.74       $1.61          42,027
                2017...     $1.49       $1.74          36,901
                2016...     $1.37       $1.49             780





                        UNIT VALUE AT UNIT VALUE NUMBER OF UNITS
                        BEGINNING OF  AT END OF  OUTSTANDING AT
                           PERIOD       PERIOD    END OF PERIOD
                        ------------- ---------- ---------------
               OPPENHEIMER INTERNATIONAL GROWTH/VA SUB-ACCOUNT:
                2018...     $1.39       $1.10         137,008
                2017...     $1.11       $1.39          91,625
                2016...     $1.16       $1.11           9,851
               OPPENHEIMER MAIN STREET SMALL CAP(R)/VA
                SUB-ACCOUNT:
                2018...     $1.90       $1.68          32,591
                2017...     $1.69       $1.90          56,948
                2016...     $1.45       $1.69              --
               PIMCO VIT GLOBAL DIVERSIFIED ALLOCATION
                SUB-ACCOUNT(F):
                2018...     $1.25       $1.12          41,550
                2017...     $1.08       $1.25              --
                2016...     $1.02       $1.08              --
               PIMCO VIT LOW DURATION SUB-ACCOUNT(B):
                2018...     $1.03       $1.02         579,605
                2017...     $1.03       $1.03         313,858
                2016...     $1.03       $1.03          41,207
               PIMCO VIT TOTAL RETURN SUB-ACCOUNT(B):
                2018...     $1.18       $1.16         670,620
                2017...     $1.14       $1.18         456,008
                2016...     $1.13       $1.14         103,438
               PUTNAM VT EQUITY INCOME SUB-ACCOUNT(A)(T):
                2018...     $1.61       $1.46          71,915
                2017...     $1.38       $1.61          19,637
                2016...     $1.23       $1.38           3,580
               PUTNAM VT GROWTH OPPORTUNITIES SUB-ACCOUNT(P):
                2018...     $2.16       $2.19          66,425
                2017...     $1.67       $2.16          32,448
                2016...     $1.65       $1.67          17,740
               PUTNAM VT INTERNATIONAL EQUITY SUB-ACCOUNT:
                2018...     $1.04       $0.83          10,968
                2017...     $0.83       $1.04              --
                2016...     $0.87       $0.83              --
               PUTNAM VT SUSTAINABLE LEADERS SUB-ACCOUNT(AA):
                2018...     $2.12       $2.06          16,417
                2017...     $1.66       $2.12              --
                2016...     $1.56       $1.66              --
               SFT CORE BOND SUB-ACCOUNT(AB)(AE):
                2018...     $1.29       $1.26       2,883,962
                2017...     $1.25       $1.29       2,082,088
                2016...     $1.21       $1.25         523,651
               SFT DYNAMIC MANAGED VOLATILITY
                SUB-ACCOUNT(F)(AC):
                2018...     $1.36       $1.30          82,031
                2017...     $1.17       $1.36         340,624
                2016...     $1.09       $1.17         205,349
               SFT GOVERNMENT MONEY MARKET SUB-ACCOUNT(AC):
                2018...     $0.91       $0.91         576,130
                2017...     $0.92       $0.91         447,452
                2016...     $0.93       $0.92          91,417
               SFT INDEX 400 MID-CAP SUB-ACCOUNT(AC):
                2018...     $2.19       $1.91         619,060
                2017...     $1.91       $2.19         551,461
                2016...     $1.61       $1.91         188,817

1.25% Variable Account Charge Continued



                        UNIT VALUE AT UNIT VALUE NUMBER OF UNITS
                        BEGINNING OF  AT END OF  OUTSTANDING AT
                           PERIOD       PERIOD    END OF PERIOD
                        ------------- ---------- ---------------
               SFT INDEX 500 SUB-ACCOUNT(AC):
                2018...     $1.93       $1.81         173,035
                2017...     $1.61       $1.93         219,954
                2016...     $1.46       $1.61              --
               SFT INTERNATIONAL BOND SUB-ACCOUNT(AC):
                2018...     $1.50       $1.50         666,129
                2017...     $1.50       $1.50         530,798
                2016...     $1.47       $1.50         121,468
               SFT IVY/SM/ GROWTH SUB-ACCOUNT(H)(I):
                2018...     $2.21       $2.23       1,023,932
                2017...     $1.73       $2.21         934,229
                2016...     $1.74       $1.73         261,571
               SFT IVY/SM/ SMALL CAP GROWTH SUB-ACCOUNT(H)(J):
                2018...     $1.96       $1.86          96,306
                2017...     $1.59       $1.96          74,010
                2016...     $1.33       $1.59          22,725
               SFT MANAGED VOLATILITY EQUITY SUB-ACCOUNT(O)(AC):
                2018...     $1.18       $1.11          71,539
                2017...     $1.03       $1.18          30,172
                2016...     $1.00       $1.03              --
               SFT REAL ESTATE SECURITIES SUB-ACCOUNT(AC):
                2018...     $1.62       $1.51         554,696
                2017...     $1.55       $1.62         496,904
                2016...     $1.51       $1.55          85,978
               SFT T. ROWE PRICE VALUE SUB-ACCOUNT(H)(L):
                2018...     $1.84       $1.64       1,713,568
                2017...     $1.57       $1.84       1,236,978
                2016...     $1.44       $1.57         268,604
               SFT WELLINGTON CORE EQUITY SUB-ACCOUNT(H)(K)(Z):
                2018...     $1.84       $1.78         176,735
                2017...     $1.54       $1.84         155,052
                2016...     $1.48       $1.54           3,438
               TEMPLETON DEVELOPING MARKETS VIP SUB-ACCOUNT:
                2018...     $1.11       $0.92          98,285
                2017...     $0.80       $1.11          80,684
                2016...     $0.69       $0.80          31,278
               TOPS(R) MANAGED RISK BALANCED ETF SUB-ACCOUNT(E):
                2018...     $1.20       $1.11           2,849
                2017...     $1.10       $1.20         119,557
                2016...     $1.04       $1.10           1,755
               TOPS(R) MANAGED RISK FLEX ETF SUB-ACCOUNT(G):
                2018...     $1.11       $1.03              --
                2017...     $1.01       $1.11              --
                2016...     $0.97       $1.01              --
               TOPS(R) MANAGED RISK GROWTH ETF SUB-ACCOUNT(E):
                2018...     $1.27       $1.14         446,953
                2017...     $1.09       $1.27          26,739
                2016...     $1.04       $1.09              --
               TOPS(R) MANAGED RISK MODERATE GROWTH ETF
                SUB-ACCOUNT(E):
                2018...     $1.25       $1.15         140,576
                2017...     $1.12       $1.25              --
                2016...     $1.06       $1.12              --




1.40% Variable Account Charge



                        UNIT VALUE AT UNIT VALUE NUMBER OF UNITS
                        BEGINNING OF  AT END OF  OUTSTANDING AT
                           PERIOD       PERIOD    END OF PERIOD
                        ------------- ---------- ---------------
               AB VPS DYNAMIC ASSET ALLOCATION SUB-ACCOUNT(F):
                2018...     $1.20       $1.10             --
                2017...     $1.07       $1.20             --
                2016...     $1.05       $1.07             --
               AB VPS INTERNATIONAL VALUE SUB-ACCOUNT:
                2018...     $0.70       $0.53          2,388
                2017...     $0.57       $0.70          7,400
                2016...     $0.58       $0.57             --
               AMERICAN CENTURY VP INCOME & GROWTH SUB-ACCOUNT:
                2018...     $1.71       $1.57        371,687
                2017...     $1.44       $1.71         63,515
                2016...     $1.29       $1.44             --
               AMERICAN CENTURY VP INFLATION PROTECTION
                SUB-ACCOUNT:
                2018...     $1.24       $1.19        239,956
                2017...     $1.22       $1.24        255,078
                2016...     $1.18       $1.22         52,746
               AMERICAN FUNDS IS GLOBAL BOND SUB-ACCOUNT(C):
                2018...     $1.01       $0.98          6,328
                2017...     $0.96       $1.01             --
                2016...     $0.94       $0.96             --
               AMERICAN FUNDS IS GLOBAL GROWTH SUB-ACCOUNT(C):
                2018...     $1.75       $1.57         14,412
                2017...     $1.35       $1.75             --
                2016...     $1.36       $1.35          7,329
               AMERICAN FUNDS IS GLOBAL SMALL CAPITALIZATION
                SUB-ACCOUNT (C):
                2018...     $1.40       $1.24          3,107
                2017...     $1.13       $1.40          2,989
                2016...     $1.12       $1.13             --
               AMERICAN FUNDS IS GROWTH SUB-ACCOUNT(C):
                2018...     $1.99       $1.96         13,379
                2017...     $1.57       $1.99             --
                2016...     $1.46       $1.57             --
               AMERICAN FUNDS IS GROWTH-INCOME SUB-ACCOUNT(C):
                2018...     $2.00       $1.94         17,681
                2017...     $1.66       $2.00             --
                2016...     $1.51       $1.66             --
               AMERICAN FUNDS IS INTERNATIONAL SUB-ACCOUNT(C):
                2018...     $1.31       $1.12         13,851
                2017...     $1.00       $1.31          8,213
                2016...     $0.98       $1.00             --
               AMERICAN FUNDS IS NEW WORLD(R) SUB-ACCOUNT(C):
                2018...     $1.19       $1.01          9,466
                2017...     $0.94       $1.19             --
                2016...     $0.90       $0.94             --
               AMERICAN FUNDS IS U.S. GOVERNMENT/AAA-RATED
                SECURITIES SUB-ACCOUNT(C):
                2018...     $1.05       $1.04             --
                2017...     $1.05       $1.05             --
                2016...     $1.05       $1.05             --

1.40% Variable Account Charge Continued



                        UNIT VALUE AT UNIT VALUE NUMBER OF UNITS
                        BEGINNING OF  AT END OF  OUTSTANDING AT
                           PERIOD       PERIOD    END OF PERIOD
                        ------------- ---------- ---------------
               CLEARBRIDGE VARIABLE SMALL CAP GROWTH
                SUB-ACCOUNT(N):
                2018...     $1.21       $1.23         40,253
                2017...     $0.99       $1.21             --
                2016...     $0.95       $0.99             --
               FIDELITY(R) VIP FUNDS EQUITY-INCOME SUB-ACCOUNT:
                2018...     $1.51       $1.36        310,351
                2017...     $1.36       $1.51        319,326
                2016...     $1.17       $1.36         46,921
               FIDELITY(R) VIP FUNDS MID CAP SUB-ACCOUNT:
                2018...     $1.91       $1.60         27,675
                2017...     $1.61       $1.91         19,315
                2016...     $1.46       $1.61             --
               FRANKLIN MUTUAL SHARES VIP SUB-ACCOUNT:
                2018...     $1.44       $1.29             --
                2017...     $1.35       $1.44             --
                2016...     $1.18       $1.35             --
               FRANKLIN SMALL CAP VALUE VIP SUB-ACCOUNT:
                2018...     $1.83       $1.57         68,959
                2017...     $1.68       $1.83         65,077
                2016...     $1.30       $1.68             --
               FRANKLIN SMALL-MID CAP GROWTH VIP SUB-ACCOUNT:
                2018...     $1.79       $1.67          7,160
                2017...     $1.50       $1.79             --
                2016...     $1.46       $1.50             --
               GOLDMAN SACHS VIT GLOBAL TRENDS ALLOCATION
                SUB-ACCOUNT(F):
                2018...     $1.14       $1.07             --
                2017...     $1.02       $1.14             --
                2016...     $0.99       $1.02             --
               GOLDMAN SACHS VIT HIGH QUALITY FLOATING RATE
                SUB-ACCOUNT(B):
                2018...     $1.03       $1.04        138,720
                2017...     $1.03       $1.03        178,139
                2016...     $1.04       $1.03         19,737
               INVESCO V.I. AMERICAN VALUE SUB-ACCOUNT:
                2018...     $1.63       $1.40          2,497
                2017...     $1.50       $1.63             --
                2016...     $1.32       $1.50             --
               INVESCO V.I. COMSTOCK SUB-ACCOUNT:
                2018...     $1.78       $1.54         35,221
                2017...     $1.54       $1.78         49,254
                2016...     $1.33       $1.54         11,921
               INVESCO V.I. EQUITY AND INCOME SUB-ACCOUNT(D):
                2018...     $1.41       $1.26             --
                2017...     $1.29       $1.41             --
                2016...     $1.14       $1.29             --
               INVESCO V.I. GROWTH AND INCOME SUB-ACCOUNT:
                2018...     $1.78       $1.52             --
                2017...     $1.58       $1.78             --
                2016...     $1.34       $1.58             --





                        UNIT VALUE AT UNIT VALUE NUMBER OF UNITS
                        BEGINNING OF  AT END OF  OUTSTANDING AT
                           PERIOD       PERIOD    END OF PERIOD
                        ------------- ---------- ---------------
               INVESCO V.I. SMALL CAP EQUITY SUB-ACCOUNT:
                2018...     $1.61       $1.34         87,180
                2017...     $1.43       $1.61        110,751
                2016...     $1.30       $1.43          4,015
               IVY VIP ASSET STRATEGY SUB-ACCOUNT:
                2018...     $1.47       $1.37        131,387
                2017...     $1.26       $1.47        125,460
                2016...     $1.31       $1.26          3,283
               IVY VIP BALANCED SUB-ACCOUNT:
                2018...     $1.66       $1.58         85,242
                2017...     $1.51       $1.66         84,065
                2016...     $1.50       $1.51             --
               IVY VIP CORE EQUITY SUB-ACCOUNT:
                2018...     $1.98       $1.86          9,852
                2017...     $1.66       $1.98         18,835
                2016...     $2.33       $1.66          6,212
               IVY VIP GLOBAL GROWTH SUB-ACCOUNT:
                2018...     $1.34       $1.24         39,752
                2017...     $1.10       $1.34         50,746
                2016...     $1.15       $1.10         11,488
               IVY VIP HIGH INCOME SUB-ACCOUNT(F)(M):
                2018...     $1.15       $1.11        323,496
                2017...     $1.10       $1.15        353,908
                2016...     $0.96       $1.10         67,656
               IVY VIP INTERNATIONAL CORE EQUITY SUB-ACCOUNT:
                2018...     $1.27       $1.03        362,183
                2017...     $1.04       $1.27        394,728
                2016...     $1.05       $1.04         60,519
               IVY VIP MID CAP GROWTH SUB-ACCOUNT:
                2018...     $2.24       $2.21          2,406
                2017...     $1.79       $2.24         11,762
                2016...     $2.34       $1.79          2,140
               IVY VIP NATURAL RESOURCES SUB-ACCOUNT(Q):
                2018...     $0.59       $0.44        121,860
                2017...     $0.58       $0.59         77,402
                2016...     $0.89       $0.58          3,866
               IVY VIP PATHFINDER MODERATE -- MANAGED
                VOLATILITY SUB-ACCOUNT(G):
                2018...     $1.18       $1.12             --
                2017...     $1.06       $1.18             --
                2016...     $1.05       $1.06             --
               IVY VIP PATHFINDER MODERATELY AGGRESSIVE --
                MANAGED VOLATILITY SUB-ACCOUNT(G):
                2018...     $1.22       $1.14             --
                2017...     $1.07       $1.22             --
                2016...     $1.06       $1.07             --
               IVY VIP PATHFINDER MODERATELY CONSERVATIVE --
                MANAGED VOLATILITY SUB-ACCOUNT(G):
                2018...     $1.14       $1.09             --
                2017...     $1.03       $1.14             --
                2016...     $1.03       $1.03             --

1.40% Variable Account Charge Continued



                        UNIT VALUE AT UNIT VALUE NUMBER OF UNITS
                        BEGINNING OF  AT END OF  OUTSTANDING AT
                           PERIOD       PERIOD    END OF PERIOD
                        ------------- ---------- ---------------
               IVY VIP SCIENCE AND TECHNOLOGY SUB-ACCOUNT:
                2018...     $2.56       $2.39         15,230
                2017...     $1.96       $2.56         10,177
                2016...     $1.96       $1.96             --
               IVY VIP SMALL CAP CORE SUB-ACCOUNT(R):
                2018...     $2.14       $1.89         30,350
                2017...     $1.91       $2.14         41,786
                2016...     $1.50       $1.91         17,362
               IVY VIP SMALL CAP GROWTH SUB-ACCOUNT(AD):
                2018...     $1.65       $1.71         17,464
                2017...     $1.54       $1.65            698
                2016...     $1.38       $1.54             --
               IVY VIP VALUE SUB-ACCOUNT:
                2018...     $1.71       $1.56          4,850
                2017...     $1.54       $1.71         14,516
                2016...     $1.41       $1.54          9,897
               JANUS HENDERSON BALANCED SUB-ACCOUNT(U):
                2018...     $1.89       $1.87         51,505
                2017...     $1.62       $1.89         63,613
                2016...     $1.58       $1.62         16,566
               JANUS HENDERSON FLEXIBLE BOND SUB-ACCOUNT(N)(V):
                2018...     $1.00       $0.98          8,276
                2017...     $0.99       $1.00             --
                2016...     $0.98       $0.99             --
               JANUS HENDERSON FORTY SUB-ACCOUNT(W):
                2018...     $2.15       $2.15         90,980
                2017...     $1.67       $2.15        102,543
                2016...     $1.66       $1.67          6,538
               JANUS HENDERSON MID CAP VALUE SUB-ACCOUNT(X):
                2018...     $1.73       $1.47         52,471
                2017...     $1.55       $1.73         51,669
                2016...     $1.32       $1.55            960
               JANUS HENDERSON OVERSEAS SUB-ACCOUNT(Y):
                2018...     $0.90       $0.75        488,919
                2017...     $0.69       $0.90        550,045
                2016...     $0.75       $0.69         82,920
               MFS(R) MID CAP GROWTH SERIES SUB-ACCOUNT:
                2018...     $1.78       $1.77             --
                2017...     $1.42       $1.78             --
                2016...     $1.38       $1.42             --
               MFS(R) VIT II INTERNATIONAL VALUE SUB-ACCOUNT(N):
                2018...     $1.24       $1.10          9,201
                2017...     $0.99       $1.24             --
                2016...     $0.97       $0.99             --
               MORGAN STANLEY VIF EMERGING MARKETS EQUITY
                SUB-ACCOUNT(S):
                2018...     $0.88       $0.71         69,230
                2017...     $0.66       $0.88         49,109
                2016...     $0.63       $0.66          4,728
               MORNINGSTAR AGGRESSIVE GROWTH ETF ASSET
                ALLOCATION SUB-ACCOUNT:
                2018...     $1.31       $1.17          3,019
                2017...     $1.11       $1.31             --
                2016...     $1.01       $1.11             --





                        UNIT VALUE AT UNIT VALUE NUMBER OF UNITS
                        BEGINNING OF  AT END OF  OUTSTANDING AT
                           PERIOD       PERIOD    END OF PERIOD
                        ------------- ---------- ---------------
               MORNINGSTAR BALANCED ETF ASSET ALLOCATION
                SUB-ACCOUNT:
                2018...     $1.32       $1.22        186,744
                2017...     $1.18       $1.32         92,819
                2016...     $1.11       $1.18             --
               MORNINGSTAR CONSERVATIVE ETF ASSET ALLOCATION
                SUB-ACCOUNT:
                2018...     $1.19       $1.15         99,789
                2017...     $1.14       $1.19             --
                2016...     $1.10       $1.14             --
               MORNINGSTAR GROWTH ETF ASSET ALLOCATION
                SUB-ACCOUNT:
                2018...     $1.33       $1.21        161,170
                2017...     $1.15       $1.33        196,740
                2016...     $1.07       $1.15         60,346
               MORNINGSTAR INCOME AND GROWTH ETF ASSET
                ALLOCATION SUB-ACCOUNT:
                2018...     $1.25       $1.18        205,489
                2017...     $1.15       $1.25        229,598
                2016...     $1.10       $1.15          7,247
               NEUBERGER BERMAN AMT SOCIALLY RESPONSIVE
                SUB-ACCOUNT:
                2018...     $1.71       $1.59             --
                2017...     $1.47       $1.71             --
                2016...     $1.36       $1.47             --
               OPPENHEIMER INTERNATIONAL GROWTH/VA SUB-ACCOUNT:
                2018...     $1.37       $1.09         10,714
                2017...     $1.10       $1.37          2,956
                2016...     $1.14       $1.10          9,137
               OPPENHEIMER MAIN STREET SMALL CAP(R)/VA
                SUB-ACCOUNT:
                2018...     $1.87       $1.65         12,600
                2017...     $1.66       $1.87         13,669
                2016...     $1.43       $1.66             --
               PIMCO VIT GLOBAL DIVERSIFIED ALLOCATION
                SUB-ACCOUNT (F):
                2018...     $1.24       $1.11             --
                2017...     $1.07       $1.24             --
                2016...     $1.01       $1.07             --
               PIMCO VIT LOW DURATION SUB-ACCOUNT(B):
                2018...     $1.02       $1.01        222,599
                2017...     $1.02       $1.02        255,243
                2016...     $1.02       $1.02         38,810
               PIMCO VIT TOTAL RETURN SUB-ACCOUNT(B):
                2018...     $1.17       $1.14        251,899
                2017...     $1.13       $1.17        288,085
                2016...     $1.12       $1.13         45,069
               PUTNAM VT EQUITY INCOME SUB-ACCOUNT(A)(T):
                2018...     $1.59       $1.43          5,762
                2017...     $1.36       $1.59          4,930
                2016...     $1.21       $1.36             --

1.40% Variable Account Charge Continued



                        UNIT VALUE AT UNIT VALUE NUMBER OF UNITS
                        BEGINNING OF  AT END OF  OUTSTANDING AT
                           PERIOD       PERIOD    END OF PERIOD
                        ------------- ---------- ---------------
               PUTNAM VT GROWTH OPPORTUNITIES SUB-ACCOUNT(P):
                2018...     $2.13       $2.15           6,179
                2017...     $1.65       $2.13              --
                2016...     $1.63       $1.65              --
               PUTNAM VT INTERNATIONAL EQUITY SUB-ACCOUNT:
                2018...     $1.03       $0.82              --
                2017...     $0.82       $1.03              --
                2016...     $0.86       $0.82              --
               PUTNAM VT SUSTAINABLE LEADERS SUB-ACCOUNT(AA):
                2018...     $2.08       $2.02              --
                2017...     $1.63       $2.08              --
                2016...     $1.54       $1.63              --
               SFT CORE BOND SUB-ACCOUNT(AB)(AE):
                2018...     $1.27       $1.24       1,095,314
                2017...     $1.23       $1.27       1,127,280
                2016...     $1.19       $1.23         159,335
               SFT DYNAMIC MANAGED VOLATILITY
                SUB-ACCOUNT(F)(AC):
                2018...     $1.35       $1.29          30,148
                2017...     $1.16       $1.35          39,312
                2016...     $1.08       $1.16              --
               SFT GOVERNMENT MONEY MARKET SUB-ACCOUNT(AC):
                2018...     $0.90       $0.90         172,376
                2017...     $0.91       $0.90         244,039
                2016...     $0.92       $0.91          32,424
               SFT INDEX 400 MID-CAP SUB-ACCOUNT(AC):
                2018...     $2.15       $1.88         190,037
                2017...     $1.89       $2.15         249,020
                2016...     $1.59       $1.89          45,408
               SFT INDEX 500 SUB-ACCOUNT(AC):
                2018...     $1.90       $1.78          17,651
                2017...     $1.59       $1.90              --
                2016...     $1.44       $1.59              --
               SFT INTERNATIONAL BOND SUB-ACCOUNT(AC):
                2018...     $1.48       $1.47         211,503
                2017...     $1.48       $1.48         239,843
                2016...     $1.46       $1.48          37,011
               SFT IVY/SM/ GROWTH SUB-ACCOUNT(H)(I):
                2018...     $2.17       $2.19         346,236
                2017...     $1.71       $2.17         477,608
                2016...     $1.72       $1.71          63,223
               SFT IVY/SM/ SMALL CAP GROWTH SUB-ACCOUNT(H)(J):
                2018...     $1.93       $1.83          22,950
                2017...     $1.56       $1.93           9,462
                2016...     $1.31       $1.56           4,764
               SFT MANAGED VOLATILITY EQUITY SUB-ACCOUNT(O)(AC):
                2018...     $1.18       $1.10          67,289
                2017...     $1.03       $1.18              --
                2016...     $1.00       $1.03              --
               SFT REAL ESTATE SECURITIES SUB-ACCOUNT(AC):
                2018...     $1.59       $1.49         124,893
                2017...     $1.53       $1.59         143,327
                2016...     $1.49       $1.53          18,542





                        UNIT VALUE AT UNIT VALUE NUMBER OF UNITS
                        BEGINNING OF  AT END OF  OUTSTANDING AT
                           PERIOD       PERIOD    END OF PERIOD
                        ------------- ---------- ---------------
               SFT T. ROWE PRICE VALUE SUB-ACCOUNT(H)(L):
                2018...     $1.81       $1.61        541,328
                2017...     $1.55       $1.81        655,442
                2016...     $1.42       $1.55         87,257
               SFT WELLINGTON CORE EQUITY SUB-ACCOUNT(H)(K)(Z):
                2018...     $1.82       $1.75         19,013
                2017...     $1.52       $1.82         12,392
                2016...     $1.47       $1.52          2,824
               TEMPLETON DEVELOPING MARKETS VIP SUB-ACCOUNT:
                2018...     $1.09       $0.91          6,799
                2017...     $0.79       $1.09          8,963
                2016...     $0.68       $0.79          5,676
               TOPS(R) MANAGED RISK BALANCED ETF SUB-ACCOUNT(E):
                2018...     $1.19       $1.10             --
                2017...     $1.09       $1.19             --
                2016...     $1.04       $1.09             --
               TOPS(R) MANAGED RISK FLEX ETF SUB-ACCOUNT(G):
                2018...     $1.11       $1.02             --
                2017...     $1.01       $1.11             --
                2016...     $0.97       $1.01             --
               TOPS(R) MANAGED RISK GROWTH ETF SUB-ACCOUNT(E):
                2018...     $1.26       $1.13             --
                2017...     $1.08       $1.26             --
                2016...     $1.04       $1.08             --
               TOPS(R) MANAGED RISK MODERATE GROWTH ETF
                SUB-ACCOUNT(E):
                2018...     $1.24       $1.14             --
                2017...     $1.11       $1.24             --
                2016...     $1.06       $1.11             --



1.50% Variable Account Charge



                        UNIT VALUE AT UNIT VALUE NUMBER OF UNITS
                        BEGINNING OF  AT END OF  OUTSTANDING AT
                           PERIOD       PERIOD    END OF PERIOD
                        ------------- ---------- ---------------
               AB VPS DYNAMIC ASSET ALLOCATION SUB-ACCOUNT(F):
                2018...     $1.20       $1.09            --
                2017...     $1.06       $1.20            --
                2016...     $1.04       $1.06            --
               AB VPS INTERNATIONAL VALUE SUB-ACCOUNT:
                2018...     $0.70       $0.53            --
                2017...     $0.57       $0.70            --
                2016...     $0.58       $0.57            --
               AMERICAN CENTURY VP INCOME & GROWTH SUB-ACCOUNT:
                2018...     $2.75       $2.51            --
                2017...     $2.32       $2.75            --
                2016...     $2.08       $2.32            --
               AMERICAN CENTURY VP INFLATION PROTECTION
                SUB-ACCOUNT:
                2018...     $1.23       $1.18         9,891
                2017...     $1.20       $1.23         9,537
                2016...     $1.17       $1.20         9,036

1.50% Variable Account Charge Continued



                        UNIT VALUE AT UNIT VALUE NUMBER OF UNITS
                        BEGINNING OF  AT END OF  OUTSTANDING AT
                           PERIOD       PERIOD    END OF PERIOD
                        ------------- ---------- ---------------
               AMERICAN FUNDS IS GLOBAL BOND SUB-ACCOUNT(C):
                2018...     $1.00       $0.97             900
                2017...     $0.95       $1.00       2,042,667
                2016...     $0.94       $0.95         503,664
               AMERICAN FUNDS IS GLOBAL GROWTH SUB-ACCOUNT(C):
                2018...     $1.73       $1.55              --
                2017...     $1.34       $1.73              --
                2016...     $1.35       $1.34              --
               AMERICAN FUNDS IS GLOBAL SMALL CAPITALIZATION
                SUB-ACCOUNT(C):
                2018...     $1.39       $1.23              --
                2017...     $1.12       $1.39              --
                2016...     $1.12       $1.12         122,438
               AMERICAN FUNDS IS GROWTH SUB-ACCOUNT(C):
                2018...     $1.98       $1.94             322
                2017...     $1.57       $1.98             586
                2016...     $1.45       $1.57             952
               AMERICAN FUNDS IS GROWTH-INCOME SUB-ACCOUNT(C):
                2018...     $1.99       $1.92              --
                2017...     $1.65       $1.99              --
                2016...     $1.50       $1.65              --
               AMERICAN FUNDS IS INTERNATIONAL SUB-ACCOUNT(C):
                2018...     $1.30       $1.11           1,303
                2017...     $1.00       $1.30           2,026
                2016...     $0.98       $1.00           3,325
               AMERICAN FUNDS IS NEW WORLD(R) SUB-ACCOUNT(C):
                2018...     $1.19       $1.00              --
                2017...     $0.93       $1.19              --
                2016...     $0.90       $0.93         128,414
               AMERICAN FUNDS IS U.S. GOVERNMENT/AAA-RATED
                SECURITIES SUB-ACCOUNT(C):
                2018...     $1.04       $1.04              --
                2017...     $1.04       $1.04              --
                2016...     $1.05       $1.04              --
               CLEARBRIDGE VARIABLE SMALL CAP GROWTH
                SUB-ACCOUNT(N):
                2018...     $1.21       $1.23              --
                2017...     $0.99       $1.21              --
                2016...     $0.95       $0.99              --
               FIDELITY(R) VIP FUNDS EQUITY-INCOME SUB-ACCOUNT:
                2018...     $2.58       $2.32          64,561
                2017...     $2.32       $2.58          84,982
                2016...     $2.00       $2.32          88,019
               FIDELITY(R) VIP FUNDS MID CAP SUB-ACCOUNT:
                2018...     $4.56       $3.83             486
                2017...     $3.84       $4.56             569
                2016...     $3.48       $3.84           1,561
               FRANKLIN MUTUAL SHARES VIP SUB-ACCOUNT:
                2018...     $2.42       $2.17           1,458
                2017...     $2.27       $2.42           1,525
                2016...     $1.99       $2.27           4,622





                        UNIT VALUE AT UNIT VALUE NUMBER OF UNITS
                        BEGINNING OF  AT END OF  OUTSTANDING AT
                           PERIOD       PERIOD    END OF PERIOD
                        ------------- ---------- ---------------
               FRANKLIN SMALL CAP VALUE VIP SUB-ACCOUNT:
                2018...     $1.81       $1.55          2,242
                2017...     $1.66       $1.81          2,354
                2016...     $1.29       $1.66          2,582
               FRANKLIN SMALL-MID CAP GROWTH VIP SUB-ACCOUNT:
                2018...     $3.06       $2.85             --
                2017...     $2.56       $3.06             --
                2016...     $2.49       $2.56             --
               GOLDMAN SACHS VIT GLOBAL TRENDS ALLOCATION
                SUB-ACCOUNT(F):
                2018...     $1.13       $1.07             --
                2017...     $1.01       $1.13             --
                2016...     $0.99       $1.01             --
               GOLDMAN SACHS VIT HIGH QUALITY FLOATING RATE
                SUB-ACCOUNT(B):
                2018...     $1.03       $1.03        815,485
                2017...     $1.03       $1.03             --
                2016...     $1.03       $1.03             --
               INVESCO V.I. AMERICAN VALUE SUB-ACCOUNT:
                2018...     $1.61       $1.38             --
                2017...     $1.49       $1.61             --
                2016...     $1.31       $1.49             --
               INVESCO V.I. COMSTOCK SUB-ACCOUNT:
                2018...     $2.98       $2.57          6,058
                2017...     $2.57       $2.98          6,292
                2016...     $2.23       $2.57          6,571
               INVESCO V.I. EQUITY AND INCOME SUB-ACCOUNT(D):
                2018...     $1.89       $1.68             --
                2017...     $1.74       $1.89             --
                2016...     $1.53       $1.74             --
               INVESCO V.I. GROWTH AND INCOME SUB-ACCOUNT:
                2018...     $3.06       $2.60             --
                2017...     $2.72       $3.06             --
                2016...     $2.31       $2.72             --
               INVESCO V.I. SMALL CAP EQUITY SUB-ACCOUNT:
                2018...     $1.59       $1.33          3,345
                2017...     $1.42       $1.59          3,505
                2016...     $1.29       $1.42          3,689
               IVY VIP ASSET STRATEGY SUB-ACCOUNT:
                2018...     $2.92       $2.72          8,214
                2017...     $2.50       $2.92          8,311
                2016...     $2.61       $2.50          8,417
               IVY VIP BALANCED SUB-ACCOUNT:
                2018...     $2.27       $2.17          6,880
                2017...     $2.07       $2.27          9,657
                2016...     $1.96       $2.07          9,657
               IVY VIP CORE EQUITY SUB-ACCOUNT:
                2018...     $3.01       $2.83             --
                2017...     $2.53       $3.01             --
                2016...     $2.31       $2.53             --
               IVY VIP GLOBAL GROWTH SUB-ACCOUNT:
                2018...     $2.47       $2.28             --
                2017...     $2.01       $2.47             --
                2016...     $2.10       $2.01             --

1.50% Variable Account Charge Continued



                        UNIT VALUE AT UNIT VALUE NUMBER OF UNITS
                        BEGINNING OF  AT END OF  OUTSTANDING AT
                           PERIOD       PERIOD    END OF PERIOD
                        ------------- ---------- ---------------
               IVY VIP HIGH INCOME SUB-ACCOUNT(F)(M):
                2018...     $1.15       $1.11        22,601
                2017...     $1.09       $1.15        33,765
                2016...     $0.95       $1.09        48,399
               IVY VIP INTERNATIONAL CORE EQUITY SUB-ACCOUNT:
                2018...     $3.08       $2.49        50,828
                2017...     $2.54       $3.08        60,087
                2016...     $1.77       $2.54        67,993
               IVY VIP MID CAP GROWTH SUB-ACCOUNT:
                2018...     $3.03       $2.98            --
                2017...     $2.42       $3.03            --
                2016...     $2.32       $2.42            --
               IVY VIP NATURAL RESOURCES SUB-ACCOUNT(Q):
                2018...     $1.09       $0.83         1,163
                2017...     $1.08       $1.09         1,892
                2016...     $0.88       $1.08         2,446
               IVY VIP PATHFINDER MODERATE -- MANAGED
                VOLATILITY SUB-ACCOUNT(G):
                2018...     $1.18       $1.12            --
                2017...     $1.05       $1.18            --
                2016...     $1.05       $1.05            --
               IVY VIP PATHFINDER MODERATELY AGGRESSIVE --
                MANAGED VOLATILITY SUB-ACCOUNT(G):
                2018...     $1.21       $1.14            --
                2017...     $1.06       $1.21            --
                2016...     $1.05       $1.06            --
               IVY VIP PATHFINDER MODERATELY CONSERVATIVE --
                MANAGED VOLATILITY SUB-ACCOUNT(G):
                2018...     $1.13       $1.09            --
                2017...     $1.03       $1.13            --
                2016...     $1.03       $1.03            --
               IVY VIP SCIENCE AND TECHNOLOGY SUB-ACCOUNT:
                2018...     $4.41       $4.12         1,536
                2017...     $3.39       $4.41         1,603
                2016...     $3.39       $3.39         1,704
               IVY VIP SMALL CAP CORE SUB-ACCOUNT(R):
                2018...     $3.95       $3.48        17,519
                2017...     $3.52       $3.95        21,890
                2016...     $1.87       $3.52        23,122
               IVY VIP SMALL CAP GROWTH SUB-ACCOUNT(AD):
                2018...     $3.54       $3.66            --
                2017...     $3.30       $3.54            --
                2016...     $2.96       $3.30            --
               IVY VIP VALUE SUB-ACCOUNT:
                2018...     $2.51       $2.30            --
                2017...     $2.27       $2.51            --
                2016...     $2.07       $2.27            --
               JANUS HENDERSON BALANCED SUB-ACCOUNT(U):
                2018...     $2.64       $2.61            --
                2017...     $2.27       $2.64            --
                2016...     $2.21       $2.27            --





                        UNIT VALUE AT UNIT VALUE NUMBER OF UNITS
                        BEGINNING OF  AT END OF  OUTSTANDING AT
                           PERIOD       PERIOD    END OF PERIOD
                        ------------- ---------- ---------------
               JANUS HENDERSON FLEXIBLE BOND SUB-ACCOUNT(N)(V):
                2018...     $1.00       $0.97             --
                2017...     $0.98       $1.00             --
                2016...     $0.98       $0.98        370,940
               JANUS HENDERSON FORTY SUB-ACCOUNT(W):
                2018...     $3.93       $3.94            159
                2017...     $3.07       $3.93            291
                2016...     $3.06       $3.07            486
               JANUS HENDERSON MID CAP VALUE SUB-ACCOUNT(X):
                2018...     $1.72       $1.46          2,427
                2017...     $1.53       $1.72          2,452
                2016...     $1.31       $1.53          2,603
               JANUS HENDERSON OVERSEAS SUB-ACCOUNT(Y):
                2018...     $2.96       $2.47         26,878
                2017...     $2.29       $2.96         32,525
                2016...     $2.50       $2.29         32,968
               MFS(R) MID CAP GROWTH SERIES SUB-ACCOUNT:
                2018...     $2.71       $2.69             --
                2017...     $2.17       $2.71             --
                2016...     $2.10       $2.17             --
               MFS(R) VIT II INTERNATIONAL VALUE SUB-ACCOUNT(N):
                2018...     $1.23       $1.10             --
                2017...     $0.99       $1.23             --
                2016...     $0.96       $0.99        331,241
               MORGAN STANLEY VIF EMERGING MARKETS EQUITY
                SUB-ACCOUNT(S):
                2018...     $0.87       $0.70          3,219
                2017...     $0.65       $0.87          3,355
                2016...     $0.62       $0.65          3,738
               MORNINGSTAR AGGRESSIVE GROWTH ETF ASSET
                ALLOCATION SUB-ACCOUNT:
                2018...     $1.30       $1.16             --
                2017...     $1.10       $1.30             --
                2016...     $1.01       $1.10             --
               MORNINGSTAR BALANCED ETF ASSET ALLOCATION
                SUB-ACCOUNT:
                2018...     $1.31       $1.21             --
                2017...     $1.17       $1.31             --
                2016...     $1.10       $1.17             --
               MORNINGSTAR CONSERVATIVE ETF ASSET ALLOCATION
                SUB-ACCOUNT:
                2018...     $1.18       $1.14             --
                2017...     $1.13       $1.18             --
                2016...     $1.10       $1.13             --
               MORNINGSTAR GROWTH ETF ASSET ALLOCATION
                SUB-ACCOUNT:
                2018...     $1.32       $1.19         60,040
                2017...     $1.14       $1.32         60,040
                2016...     $1.06       $1.14         60,040
               MORNINGSTAR INCOME AND GROWTH ETF ASSET
                ALLOCATION SUB-ACCOUNT:
                2018...     $1.24       $1.17            902
                2017...     $1.14       $1.24          1,725
                2016...     $1.09       $1.14          2,596

1.50% Variable Account Charge Continued



                        UNIT VALUE AT UNIT VALUE NUMBER OF UNITS
                        BEGINNING OF  AT END OF  OUTSTANDING AT
                           PERIOD       PERIOD    END OF PERIOD
                        ------------- ---------- ---------------
               NEUBERGER BERMAN AMT SOCIALLY RESPONSIVE
                SUB-ACCOUNT:
                2018...     $1.69       $1.57             --
                2017...     $1.45       $1.69             --
                2016...     $1.35       $1.45             --
               OPPENHEIMER INTERNATIONAL GROWTH/VA SUB-ACCOUNT:
                2018...     $3.54       $2.81          2,237
                2017...     $2.85       $3.54          2,237
                2016...     $2.97       $2.85          2,237
               OPPENHEIMER MAIN STREET SMALL CAP(R)/VA
                SUB-ACCOUNT:
                2018...     $1.85       $1.63             --
                2017...     $1.65       $1.85             --
                2016...     $1.42       $1.65        116,575
               PIMCO VIT GLOBAL DIVERSIFIED ALLOCATION
                SUB-ACCOUNT(F):
                2018...     $1.23       $1.10             --
                2017...     $1.07       $1.23             --
                2016...     $1.01       $1.07             --
               PIMCO VIT LOW DURATION SUB-ACCOUNT(B):
                2018...     $1.01       $1.00             --
                2017...     $1.01       $1.01        844,143
                2016...     $1.01       $1.01             --
               PIMCO VIT TOTAL RETURN SUB-ACCOUNT(B):
                2018...     $1.16       $1.13          4,287
                2017...     $1.12       $1.16          6,932
                2016...     $1.11       $1.12          9,243
               PUTNAM VT EQUITY INCOME SUB-ACCOUNT(A)(T):
                2018...     $2.69       $2.42             --
                2017...     $2.30       $2.69             --
                2016...     $2.05       $2.30             --
               PUTNAM VT GROWTH OPPORTUNITIES SUB-ACCOUNT(P):
                2018...     $2.73       $2.76             --
                2017...     $2.12       $2.73             --
                2016...     $2.10       $2.12             --
               PUTNAM VT INTERNATIONAL EQUITY SUB-ACCOUNT:
                2018...     $2.13       $1.70             --
                2017...     $1.71       $2.13             --
                2016...     $1.78       $1.71             --
               PUTNAM VT SUSTAINABLE LEADERS SUB-ACCOUNT(AA):
                2018...     $3.21       $3.11            654
                2017...     $2.52       $3.21            684
                2016...     $2.37       $2.52          2,074
               SFT CORE BOND SUB-ACCOUNT(AB)(AE):
                2018...     $1.38       $1.35        134,243
                2017...     $1.34       $1.38        160,152
                2016...     $1.31       $1.34        442,809
               SFT DYNAMIC MANAGED VOLATILITY
                SUB-ACCOUNT(F)(AC):
                2018...     $1.34       $1.28             --
                2017...     $1.16       $1.34             --
                2016...     $1.08       $1.16             --





                        UNIT VALUE AT UNIT VALUE NUMBER OF UNITS
                        BEGINNING OF  AT END OF  OUTSTANDING AT
                           PERIOD       PERIOD    END OF PERIOD
                        ------------- ---------- ---------------
               SFT GOVERNMENT MONEY MARKET SUB-ACCOUNT(AC):
                2018...     $0.93       $0.93          11,880
                2017...     $0.94       $0.93          19,629
                2016...     $0.96       $0.94          30,220
               SFT INDEX 400 MID-CAP SUB-ACCOUNT(AC):
                2018...     $3.96       $3.45          25,099
                2017...     $3.48       $3.96          31,154
                2016...     $2.94       $3.48          31,442
               SFT INDEX 500 SUB-ACCOUNT(AC):
                2018...     $2.96       $2.77           4,409
                2017...     $2.47       $2.96           4,409
                2016...     $2.25       $2.47         200,794
               SFT INTERNATIONAL BOND SUB-ACCOUNT(AC):
                2018...     $1.45       $1.44       1,417,511
                2017...     $1.45       $1.45          15,318
                2016...     $1.43       $1.45          20,690
               SFT IVY/SM/ GROWTH SUB-ACCOUNT(H)(I):
                2018...     $2.92       $2.94          71,655
                2017...     $2.30       $2.92         104,696
                2016...     $2.31       $2.30         113,125
               SFT IVY/SM/ SMALL CAP GROWTH SUB-ACCOUNT(H)(J):
                2018...     $2.84       $2.69          12,378
                2017...     $2.30       $2.84          14,830
                2016...     $1.93       $2.30          13,988
               SFT MANAGED VOLATILITY EQUITY SUB-ACCOUNT(O)(AC):
                2018...     $1.17       $1.10              --
                2017...     $1.03       $1.17              --
                2016...     $1.00       $1.03              --
               SFT REAL ESTATE SECURITIES SUB-ACCOUNT(AC):
                2018...     $3.42       $3.18          17,388
                2017...     $3.29       $3.42          19,604
                2016...     $3.20       $3.29          76,266
               SFT T. ROWE PRICE VALUE SUB-ACCOUNT(H)(L):
                2018...     $3.17       $2.82          30,611
                2017...     $2.72       $3.17          37,205
                2016...     $2.49       $2.72          42,113
               SFT WELLINGTON CORE EQUITY SUB-ACCOUNT(H)(K)(Z):
                2018...     $3.44       $3.32          11,338
                2017...     $2.88       $3.44          11,391
                2016...     $2.78       $2.88          13,817
               TEMPLETON DEVELOPING MARKETS VIP SUB-ACCOUNT:
                2018...     $3.38       $2.80          21,567
                2017...     $2.44       $3.38          23,171
                2016...     $2.11       $2.44          26,315
               TOPS(R) MANAGED RISK BALANCED ETF SUB-ACCOUNT(E):
                2018...     $1.18       $1.09              --
                2017...     $1.08       $1.18              --
                2016...     $1.03       $1.08              --
               TOPS(R) MANAGED RISK FLEX ETF SUB-ACCOUNT(G):
                2018...     $1.10       $1.02              --
                2017...     $1.01       $1.10              --
                2016...     $0.97       $1.01              --

1.50% Variable Account Charge Continued



                        UNIT VALUE AT UNIT VALUE NUMBER OF UNITS
                        BEGINNING OF  AT END OF  OUTSTANDING AT
                           PERIOD       PERIOD    END OF PERIOD
                        ------------- ---------- ---------------
               TOPS(R) MANAGED RISK GROWTH ETF SUB-ACCOUNT(E):
                2018...     $1.25       $1.12          --
                2017...     $1.08       $1.25          --
                2016...     $1.04       $1.08          --
               TOPS(R) MANAGED RISK MODERATE GROWTH ETF
                SUB-ACCOUNT(E):
                2018...     $1.24       $1.13          --
                2017...     $1.10       $1.24          --
                2016...     $1.05       $1.10          --



1.60% Variable Account Charge



                        UNIT VALUE AT UNIT VALUE NUMBER OF UNITS
                        BEGINNING OF  AT END OF  OUTSTANDING AT
                           PERIOD       PERIOD    END OF PERIOD
                        ------------- ---------- ---------------
               AB VPS DYNAMIC ASSET ALLOCATION SUB-ACCOUNT(F):
                2018...     $1.19       $1.09             --
                2017...     $1.06       $1.19             --
                2016...     $1.04       $1.06         60,206
               AB VPS INTERNATIONAL VALUE SUB-ACCOUNT:
                2018...     $0.69       $0.52             --
                2017...     $0.56       $0.69             --
                2016...     $0.57       $0.56             --
               AMERICAN CENTURY VP INCOME & GROWTH SUB-ACCOUNT:
                2018...     $2.35       $2.15             --
                2017...     $1.99       $2.35             --
                2016...     $1.78       $1.99             --
               AMERICAN CENTURY VP INFLATION PROTECTION
                SUB-ACCOUNT:
                2018...     $1.22       $1.16        423,677
                2017...     $1.19       $1.22        545,077
                2016...     $1.16       $1.19        545,590
               AMERICAN FUNDS IS GLOBAL BOND SUB-ACCOUNT(C):
                2018...     $0.99       $0.97        672,159
                2017...     $0.95       $0.99        583,146
                2016...     $0.94       $0.95        461,521
               AMERICAN FUNDS IS GLOBAL GROWTH SUB-ACCOUNT(C):
                2018...     $1.72       $1.54        456,691
                2017...     $1.33       $1.72        309,211
                2016...     $1.34       $1.33        312,956
               AMERICAN FUNDS IS GLOBAL SMALL CAPITALIZATION
                SUB-ACCOUNT(C):
                2018...     $1.38       $1.22        655,693
                2017...     $1.12       $1.38        522,933
                2016...     $1.11       $1.12        439,977
               AMERICAN FUNDS IS GROWTH SUB-ACCOUNT(C):
                2018...     $1.97       $1.93        964,824
                2017...     $1.56       $1.97        636,389
                2016...     $1.44       $1.56        408,193





                        UNIT VALUE AT UNIT VALUE NUMBER OF UNITS
                        BEGINNING OF  AT END OF  OUTSTANDING AT
                           PERIOD       PERIOD    END OF PERIOD
                        ------------- ---------- ---------------
               AMERICAN FUNDS IS GROWTH-INCOME SUB-ACCOUNT(C):
                2018...     $1.98       $1.91        763,562
                2017...     $1.64       $1.98        685,628
                2016...     $1.49       $1.64        471,407
               AMERICAN FUNDS IS INTERNATIONAL SUB-ACCOUNT(C):
                2018...     $1.29       $1.10        644,139
                2017...     $0.99       $1.29        399,979
                2016...     $0.97       $0.99        221,240
               AMERICAN FUNDS IS NEW WORLD(R) SUB-ACCOUNT(C):
                2018...     $1.18       $1.00        811,891
                2017...     $0.92       $1.18        383,209
                2016...     $0.89       $0.92        313,171
               AMERICAN FUNDS IS U.S. GOVERNMENT/AAA-RATED
                SECURITIES SUB-ACCOUNT(C):
                2018...     $1.04       $1.03        101,887
                2017...     $1.04       $1.04        195,301
                2016...     $1.04       $1.04        177,687
               CLEARBRIDGE VARIABLE SMALL CAP GROWTH
                SUB-ACCOUNT(N):
                2018...     $1.20       $1.22        354,905
                2017...     $0.99       $1.20        231,249
                2016...     $0.95       $0.99        219,427
               FIDELITY(R) VIP FUNDS EQUITY-INCOME SUB-ACCOUNT:
                2018...     $2.19       $1.97        463,393
                2017...     $1.98       $2.19        439,698
                2016...     $1.71       $1.98        325,372
               FIDELITY(R) VIP FUNDS MID CAP SUB-ACCOUNT:
                2018...     $3.55       $2.97        265,718
                2017...     $2.99       $3.55        192,170
                2016...     $2.71       $2.99        116,026
               FRANKLIN MUTUAL SHARES VIP SUB-ACCOUNT:
                2018...     $2.15       $1.92             --
                2017...     $2.02       $2.15             --
                2016...     $1.77       $2.02             --
               FRANKLIN SMALL CAP VALUE VIP SUB-ACCOUNT:
                2018...     $1.79       $1.54        727,631
                2017...     $1.64       $1.79        683,952
                2016...     $1.28       $1.64        784,429
               FRANKLIN SMALL-MID CAP GROWTH VIP SUB-ACCOUNT:
                2018...     $2.42       $2.26             --
                2017...     $2.03       $2.42             --
                2016...     $1.98       $2.03             --
               GOLDMAN SACHS VIT GLOBAL TRENDS ALLOCATION
                SUB-ACCOUNT(F):
                2018...     $1.13       $1.06         42,147
                2017...     $1.01       $1.13         10,535
                2016...     $0.98       $1.01         68,027
               GOLDMAN SACHS VIT HIGH QUALITY FLOATING RATE
                SUB-ACCOUNT(B):
                2018...     $1.02       $1.02        203,795
                2017...     $1.02       $1.02        223,122
                2016...     $1.03       $1.02        242,461

1.60% Variable Account Charge Continued



                        UNIT VALUE AT UNIT VALUE NUMBER OF UNITS
                        BEGINNING OF  AT END OF  OUTSTANDING AT
                           PERIOD       PERIOD    END OF PERIOD
                        ------------- ---------- ---------------
               INVESCO V.I. AMERICAN VALUE SUB-ACCOUNT:
                2018...     $1.59       $1.37        424,134
                2017...     $1.48       $1.59        446,530
                2016...     $1.30       $1.48        457,783
               INVESCO V.I. COMSTOCK SUB-ACCOUNT:
                2018...     $2.53       $2.18        539,049
                2017...     $2.18       $2.53        515,497
                2016...     $1.90       $2.18        521,126
               INVESCO V.I. EQUITY AND INCOME SUB-ACCOUNT(D):
                2018...     $1.73       $1.54         64,452
                2017...     $1.59       $1.73         68,664
                2016...     $1.41       $1.59         68,856
               INVESCO V.I. GROWTH AND INCOME SUB-ACCOUNT:
                2018...     $2.63       $2.24             --
                2017...     $2.35       $2.63             --
                2016...     $2.00       $2.35             --
               INVESCO V.I. SMALL CAP EQUITY SUB-ACCOUNT:
                2018...     $1.58       $1.31        246,807
                2017...     $1.41       $1.58        216,274
                2016...     $1.28       $1.41        188,281
               IVY VIP ASSET STRATEGY SUB-ACCOUNT:
                2018...     $2.87       $2.67         49,190
                2017...     $2.47       $2.87        113,077
                2016...     $2.50       $2.47        144,657
               IVY VIP BALANCED SUB-ACCOUNT:
                2018...     $2.21       $2.11         79,373
                2017...     $2.02       $2.21        155,492
                2016...     $1.93       $2.02        172,331
               IVY VIP CORE EQUITY SUB-ACCOUNT:
                2018...     $2.95       $2.77        371,948
                2017...     $2.48       $2.95        407,318
                2016...     $2.43       $2.48        427,758
               IVY VIP GLOBAL GROWTH SUB-ACCOUNT:
                2018...     $2.32       $2.14        359,960
                2017...     $1.89       $2.32        408,214
                2016...     $1.99       $1.89        429,772
               IVY VIP HIGH INCOME SUB-ACCOUNT(F)(M):
                2018...     $1.14       $1.10        837,178
                2017...     $1.09       $1.14        753,358
                2016...     $0.95       $1.09        619,179
               IVY VIP INTERNATIONAL CORE EQUITY SUB-ACCOUNT:
                2018...     $2.33       $1.88        398,159
                2017...     $1.92       $2.33        352,816
                2016...     $1.93       $1.92        273,147
               IVY VIP MID CAP GROWTH SUB-ACCOUNT:
                2018...     $2.99       $2.94        276,620
                2017...     $2.40       $2.99        328,147
                2016...     $2.29       $2.40        328,270
               IVY VIP NATURAL RESOURCES SUB-ACCOUNT(Q):
                2018...     $1.08       $0.81        578,511
                2017...     $1.06       $1.08        398,931
                2016...     $0.87       $1.06        425,656





                        UNIT VALUE AT UNIT VALUE NUMBER OF UNITS
                        BEGINNING OF  AT END OF  OUTSTANDING AT
                           PERIOD       PERIOD    END OF PERIOD
                        ------------- ---------- ---------------
               IVY VIP PATHFINDER MODERATE -- MANAGED
                VOLATILITY SUB-ACCOUNT(G):
                2018...     $1.17       $1.11        140,760
                2017...     $1.05       $1.17        142,008
                2016...     $1.05       $1.05        146,478
               IVY VIP PATHFINDER MODERATELY AGGRESSIVE --
                MANAGED VOLATILITY SUB-ACCOUNT(G):
                2018...     $1.21       $1.13         47,834
                2017...     $1.06       $1.21         48,407
                2016...     $1.05       $1.06        203,695
               IVY VIP PATHFINDER MODERATELY CONSERVATIVE --
                MANAGED VOLATILITY SUB-ACCOUNT(G):
                2018...     $1.13       $1.08         59,897
                2017...     $1.03       $1.13         62,168
                2016...     $1.03       $1.03         60,329
               IVY VIP SCIENCE AND TECHNOLOGY SUB-ACCOUNT:
                2018...     $4.23       $3.94        324,972
                2017...     $3.25       $4.23        252,261
                2016...     $3.09       $3.25        257,586
               IVY VIP SMALL CAP CORE SUB-ACCOUNT(R):
                2018...     $2.94       $2.59        142,426
                2017...     $2.63       $2.94        122,456
                2016...     $2.07       $2.63        158,602
               IVY VIP SMALL CAP GROWTH SUB-ACCOUNT(AD):
                2018...     $2.50       $2.58         95,298
                2017...     $2.34       $2.50         56,423
                2016...     $2.04       $2.34         43,515
               IVY VIP VALUE SUB-ACCOUNT:
                2018...     $2.43       $2.22        416,161
                2017...     $2.19       $2.43        450,143
                2016...     $2.00       $2.19        486,076
               JANUS HENDERSON BALANCED SUB-ACCOUNT(U):
                2018...     $2.48       $2.45         85,500
                2017...     $2.13       $2.48         66,569
                2016...     $2.07       $2.13         96,795
               JANUS HENDERSON FLEXIBLE BOND SUB-ACCOUNT(N)(V):
                2018...     $1.00       $0.97        386,539
                2017...     $0.98       $1.00        326,237
                2016...     $0.98       $0.98        262,893
               JANUS HENDERSON FORTY SUB-ACCOUNT(W):
                2018...     $3.47       $3.47        179,409
                2017...     $2.71       $3.47        153,956
                2016...     $2.70       $2.71        115,939
               JANUS HENDERSON MID CAP VALUE SUB-ACCOUNT(X):
                2018...     $1.70       $1.44        373,828
                2017...     $1.52       $1.70        288,680
                2016...     $1.30       $1.52        257,789
               JANUS HENDERSON OVERSEAS SUB-ACCOUNT(Y):
                2018...     $2.26       $1.89        219,030
                2017...     $1.76       $2.26        183,119
                2016...     $1.91       $1.76         94,439

1.60% Variable Account Charge Continued



                        UNIT VALUE AT UNIT VALUE NUMBER OF UNITS
                        BEGINNING OF  AT END OF  OUTSTANDING AT
                           PERIOD       PERIOD    END OF PERIOD
                        ------------- ---------- ---------------
               MFS(R) MID CAP GROWTH SERIES SUB-ACCOUNT:
                2018...     $2.19       $2.18              --
                2017...     $1.76       $2.19              --
                2016...     $1.71       $1.76              --
               MFS(R) VIT II INTERNATIONAL VALUE SUB-ACCOUNT(N):
                2018...     $1.23       $1.09         699,384
                2017...     $0.99       $1.23         599,650
                2016...     $0.96       $0.99         610,241
               MORGAN STANLEY VIF EMERGING MARKETS EQUITY
                SUB-ACCOUNT(S):
                2018...     $0.86       $0.70       1,095,505
                2017...     $0.65       $0.86       1,153,399
                2016...     $0.62       $0.65       1,061,016
               MORNINGSTAR AGGRESSIVE GROWTH ETF ASSET
                ALLOCATION SUB-ACCOUNT:
                2018...     $1.29       $1.15         332,762
                2017...     $1.09       $1.29         272,311
                2016...     $1.00       $1.09         272,096
               MORNINGSTAR BALANCED ETF ASSET ALLOCATION
                SUB-ACCOUNT:
                2018...     $1.30       $1.20         372,742
                2017...     $1.16       $1.30         366,962
                2016...     $1.09       $1.16         370,398
               MORNINGSTAR CONSERVATIVE ETF ASSET ALLOCATION
                SUB-ACCOUNT:
                2018...     $1.17       $1.12         864,338
                2017...     $1.12       $1.17         880,908
                2016...     $1.09       $1.12         777,984
               MORNINGSTAR GROWTH ETF ASSET ALLOCATION
                SUB-ACCOUNT:
                2018...     $1.31       $1.18         673,257
                2017...     $1.13       $1.31         807,319
                2016...     $1.05       $1.13         680,271
               MORNINGSTAR INCOME AND GROWTH ETF ASSET
                ALLOCATION SUB-ACCOUNT:
                2018...     $1.23       $1.16         722,241
                2017...     $1.13       $1.23         286,770
                2016...     $1.08       $1.13         244,296
               NEUBERGER BERMAN AMT SOCIALLY RESPONSIVE
                SUB-ACCOUNT:
                2018...     $1.68       $1.55          81,825
                2017...     $1.44       $1.68          82,943
                2016...     $1.34       $1.44          88,248
               OPPENHEIMER INTERNATIONAL GROWTH/VA SUB-ACCOUNT:
                2018...     $2.54       $2.01         748,997
                2017...     $2.04       $2.54         605,401
                2016...     $2.13       $2.04         597,496
               OPPENHEIMER MAIN STREET SMALL CAP(R)/VA
                SUB-ACCOUNT:
                2018...     $1.83       $1.61              --
                2017...     $1.63       $1.83              --
                2016...     $1.41       $1.63              --





                        UNIT VALUE AT UNIT VALUE NUMBER OF UNITS
                        BEGINNING OF  AT END OF  OUTSTANDING AT
                           PERIOD       PERIOD    END OF PERIOD
                        ------------- ---------- ---------------
               PIMCO VIT GLOBAL DIVERSIFIED ALLOCATION
                SUB-ACCOUNT(F):
                2018...     $1.23       $1.10         245,364
                2017...     $1.07       $1.23           4,700
                2016...     $1.01       $1.07          62,683
               PIMCO VIT LOW DURATION SUB-ACCOUNT(B):
                2018...     $1.00       $0.99         549,936
                2017...     $1.01       $1.00         476,543
                2016...     $1.01       $1.01         524,262
               PIMCO VIT TOTAL RETURN SUB-ACCOUNT(B):
                2018...     $1.15       $1.12         990,799
                2017...     $1.11       $1.15       1,058,458
                2016...     $1.10       $1.11       1,063,840
               PUTNAM VT EQUITY INCOME SUB-ACCOUNT(A)(T):
                2018...     $2.25       $2.02         144,044
                2017...     $1.92       $2.25         131,433
                2016...     $1.72       $1.92              --
               PUTNAM VT GROWTH OPPORTUNITIES SUB-ACCOUNT(P):
                2018...     $2.36       $2.38          29,640
                2017...     $1.83       $2.36          32,833
                2016...     $1.82       $1.83          18,980
               PUTNAM VT INTERNATIONAL EQUITY SUB-ACCOUNT:
                2018...     $1.78       $1.42              --
                2017...     $1.43       $1.78              --
                2016...     $1.49       $1.43           7,019
               PUTNAM VT SUSTAINABLE LEADERS SUB-ACCOUNT(AA):
                2018...     $2.66       $2.57              --
                2017...     $2.09       $2.66              --
                2016...     $1.97       $2.09              --
               SFT CORE BOND SUB-ACCOUNT(AB)(AE):
                2018...     $1.37       $1.33       1,645,434
                2017...     $1.33       $1.37       1,017,127
                2016...     $1.29       $1.33         828,227
               SFT DYNAMIC MANAGED VOLATILITY
                SUB-ACCOUNT(F)(AC):
                2018...     $1.34       $1.28       1,474,815
                2017...     $1.15       $1.34       1,244,375
                2016...     $1.08       $1.15         531,022
               SFT GOVERNMENT MONEY MARKET SUB-ACCOUNT(AC):
                2018...     $0.92       $0.92         169,232
                2017...     $0.94       $0.92         115,374
                2016...     $0.95       $0.94         113,346
               SFT INDEX 400 MID-CAP SUB-ACCOUNT(AC):
                2018...     $3.19       $2.78         294,049
                2017...     $2.81       $3.19         232,490
                2016...     $2.38       $2.81         160,609
               SFT INDEX 500 SUB-ACCOUNT(AC):
                2018...     $2.56       $2.40         814,166
                2017...     $2.15       $2.56         688,541
                2016...     $1.96       $2.15         616,116
               SFT INTERNATIONAL BOND SUB-ACCOUNT(AC):
                2018...     $1.43       $1.42         588,035
                2017...     $1.44       $1.43         512,705
                2016...     $1.42       $1.44         527,861

1.60% Variable Account Charge Continued



                        UNIT VALUE AT UNIT VALUE NUMBER OF UNITS
                        BEGINNING OF  AT END OF  OUTSTANDING AT
                           PERIOD       PERIOD    END OF PERIOD
                        ------------- ---------- ---------------
               SFT IVY/SM/ GROWTH SUB-ACCOUNT(H)(I):
                2018...     $2.84       $2.86        503,632
                2017...     $2.23       $2.84        526,911
                2016...     $2.25       $2.23        460,667
               SFT IVY/SM/ SMALL CAP GROWTH SUB-ACCOUNT(H)(J):
                2018...     $2.76       $2.61        204,572
                2017...     $2.24       $2.76        219,721
                2016...     $1.88       $2.24        198,600
               SFT MANAGED VOLATILITY EQUITY SUB-ACCOUNT(O)(AC):
                2018...     $1.17       $1.10        164,943
                2017...     $1.02       $1.17         95,388
                2016...     $1.00       $1.02         55,033
               SFT REAL ESTATE SECURITIES SUB-ACCOUNT(AC):
                2018...     $2.74       $2.55        508,538
                2017...     $2.64       $2.74        470,402
                2016...     $2.57       $2.64        458,240
               SFT T. ROWE PRICE VALUE SUB-ACCOUNT(H)(L):
                2018...     $2.79       $2.48        778,268
                2017...     $2.39       $2.79        731,993
                2016...     $2.20       $2.39        636,636
               SFT WELLINGTON CORE EQUITY SUB-ACCOUNT(H)(K)(Z):
                2018...     $2.89       $2.78        165,314
                2017...     $2.42       $2.89         80,390
                2016...     $2.34       $2.42         76,778
               TEMPLETON DEVELOPING MARKETS VIP SUB-ACCOUNT:
                2018...     $2.53       $2.10        131,540
                2017...     $1.83       $2.53        142,633
                2016...     $1.59       $1.83         85,068
               TOPS(R) MANAGED RISK BALANCED ETF SUB-ACCOUNT(E):
                2018...     $1.17       $1.08        117,049
                2017...     $1.08       $1.17        133,232
                2016...     $1.03       $1.08        114,180
               TOPS(R) MANAGED RISK FLEX ETF SUB-ACCOUNT(G):
                2018...     $1.10       $1.01         45,377
                2017...     $1.00       $1.10         37,548
                2016...     $0.97       $1.00         36,891
               TOPS(R) MANAGED RISK GROWTH ETF SUB-ACCOUNT(E):
                2018...     $1.24       $1.11         32,330
                2017...     $1.07       $1.24         31,372
                2016...     $1.03       $1.07         90,530
               TOPS(R) MANAGED RISK MODERATE GROWTH ETF
                SUB-ACCOUNT(E):
                2018...     $1.23       $1.12         92,617
                2017...     $1.10       $1.23         86,013
                2016...     $1.05       $1.10         78,768



1.65% Variable Account Charge



                        UNIT VALUE AT UNIT VALUE NUMBER OF UNITS
                        BEGINNING OF  AT END OF  OUTSTANDING AT
                           PERIOD       PERIOD    END OF PERIOD
                        ------------- ---------- ---------------
                AB VPS DYNAMIC ASSET ALLOCATION SUB-ACCOUNT(F):
                  2018.     $1.19       $1.08        109,167
                  2017.     $1.06       $1.19        109,908
                  2016.     $1.04       $1.06        166,485





                        UNIT VALUE AT UNIT VALUE NUMBER OF UNITS
                        BEGINNING OF  AT END OF  OUTSTANDING AT
                           PERIOD       PERIOD    END OF PERIOD
                        ------------- ---------- ---------------
               AB VPS INTERNATIONAL VALUE SUB-ACCOUNT:
                2018...     $0.69       $0.52          68,848
                2017...     $0.56       $0.69          63,589
                2016...     $0.57       $0.56          69,340
               AMERICAN CENTURY VP INCOME & GROWTH SUB-ACCOUNT:
                2018...     $2.69       $2.46              --
                2017...     $2.27       $2.69         115,326
                2016...     $2.04       $2.27         185,589
               AMERICAN CENTURY VP INFLATION PROTECTION
                SUB-ACCOUNT:
                2018...     $1.21       $1.16         890,775
                2017...     $1.19       $1.21         982,345
                2016...     $1.16       $1.19       1,066,489
               AMERICAN FUNDS IS GLOBAL BOND SUB-ACCOUNT(C):
                2018...     $0.99       $0.96          52,982
                2017...     $0.94       $0.99          52,979
                2016...     $0.93       $0.94          47,667
               AMERICAN FUNDS IS GLOBAL GROWTH SUB-ACCOUNT(C):
                2018...     $1.72       $1.54         346,007
                2017...     $1.33       $1.72         374,009
                2016...     $1.34       $1.33         406,746
               AMERICAN FUNDS IS GLOBAL SMALL CAPITALIZATION
                SUB-ACCOUNT(C):
                2018...     $1.38       $1.21          43,409
                2017...     $1.11       $1.38          40,365
                2016...     $1.11       $1.11          34,467
               AMERICAN FUNDS IS GROWTH SUB-ACCOUNT(C):
                2018...     $1.96       $1.92          39,114
                2017...     $1.55       $1.96          27,313
                2016...     $1.44       $1.55          31,063
               AMERICAN FUNDS IS GROWTH-INCOME SUB-ACCOUNT(C):
                2018...     $1.97       $1.90         142,479
                2017...     $1.64       $1.97         151,047
                2016...     $1.49       $1.64         172,269
               AMERICAN FUNDS IS INTERNATIONAL SUB-ACCOUNT(C):
                2018...     $1.29       $1.10         107,283
                2017...     $0.99       $1.29         106,289
                2016...     $0.97       $0.99         125,554
               AMERICAN FUNDS IS NEW WORLD(R) SUB-ACCOUNT(C):
                2018...     $1.17       $0.99         376,828
                2017...     $0.92       $1.17         343,973
                2016...     $0.89       $0.92         391,810
               AMERICAN FUNDS IS U.S. GOVERNMENT/AAA-RATED
                SECURITIES SUB-ACCOUNT(C):
                2018...     $1.03       $1.02          75,702
                2017...     $1.03       $1.03         112,699
                2016...     $1.04       $1.03         154,795
               CLEARBRIDGE VARIABLE SMALL CAP GROWTH
                SUB-ACCOUNT(N):
                2018...     $1.20       $1.22           4,913
                2017...     $0.99       $1.20           4,913
                2016...     $0.95       $0.99              --

1.65% Variable Account Charge Continued



                        UNIT VALUE AT UNIT VALUE NUMBER OF UNITS
                        BEGINNING OF  AT END OF  OUTSTANDING AT
                           PERIOD       PERIOD    END OF PERIOD
                        ------------- ---------- ---------------
               FIDELITY(R) VIP FUNDS EQUITY-INCOME SUB-ACCOUNT:
                2018...     $2.52       $2.27         173,410
                2017...     $2.27       $2.52         196,066
                2016...     $1.96       $2.27         242,106
               FIDELITY(R) VIP FUNDS MID CAP SUB-ACCOUNT:
                2018...     $4.46       $3.74          63,923
                2017...     $3.76       $4.46          44,348
                2016...     $3.42       $3.76          52,786
               FRANKLIN MUTUAL SHARES VIP SUB-ACCOUNT:
                2018...     $2.37       $2.12          25,204
                2017...     $2.23       $2.37          25,270
                2016...     $1.95       $2.23          26,781
               FRANKLIN SMALL CAP VALUE VIP SUB-ACCOUNT:
                2018...     $1.78       $1.53         149,201
                2017...     $1.64       $1.78         172,490
                2016...     $1.28       $1.64         201,493
               FRANKLIN SMALL-MID CAP GROWTH VIP SUB-ACCOUNT:
                2018...     $3.00       $2.79          16,989
                2017...     $2.51       $3.00          19,031
                2016...     $2.45       $2.51          20,688
               GOLDMAN SACHS VIT GLOBAL TRENDS ALLOCATION
                SUB-ACCOUNT(F):
                2018...     $1.12       $1.06          44,957
                2017...     $1.01       $1.12          29,298
                2016...     $0.98       $1.01          70,764
               GOLDMAN SACHS VIT HIGH QUALITY FLOATING RATE
                SUB-ACCOUNT(B):
                2018...     $1.01       $1.01         968,628
                2017...     $1.02       $1.01       1,038,582
                2016...     $1.02       $1.02       1,131,550
               INVESCO V.I. AMERICAN VALUE SUB-ACCOUNT:
                2018...     $1.59       $1.36          38,578
                2017...     $1.47       $1.59          41,563
                2016...     $1.30       $1.47          64,744
               INVESCO V.I. COMSTOCK SUB-ACCOUNT:
                2018...     $2.91       $2.51         144,644
                2017...     $2.52       $2.91         161,568
                2016...     $2.19       $2.52         192,313
               INVESCO V.I. EQUITY AND INCOME SUB-ACCOUNT(D):
                2018...     $1.85       $1.65           3,906
                2017...     $1.70       $1.85           5,288
                2016...     $1.51       $1.70              --
               INVESCO V.I. GROWTH AND INCOME SUB-ACCOUNT:
                2018...     $2.99       $2.54           3,059
                2017...     $2.67       $2.99           3,114
                2016...     $2.27       $2.67          13,504
               INVESCO V.I. SMALL CAP EQUITY SUB-ACCOUNT:
                2018...     $1.57       $1.31         219,480
                2017...     $1.40       $1.57         236,462
                2016...     $1.27       $1.40         278,692
               IVY VIP ASSET STRATEGY SUB-ACCOUNT:
                2018...     $2.85       $2.65       1,360,531
                2017...     $2.45       $2.85       1,485,226
                2016...     $2.49       $2.45       1,598,966





                        UNIT VALUE AT UNIT VALUE NUMBER OF UNITS
                        BEGINNING OF  AT END OF  OUTSTANDING AT
                           PERIOD       PERIOD    END OF PERIOD
                        ------------- ---------- ---------------
               IVY VIP BALANCED SUB-ACCOUNT:
                2018...     $2.22       $2.12         188,599
                2017...     $2.03       $2.22         207,482
                2016...     $2.02       $2.03         193,816
               IVY VIP CORE EQUITY SUB-ACCOUNT:
                2018...     $2.95       $2.77         401,212
                2017...     $2.48       $2.95         446,773
                2016...     $2.43       $2.48         491,854
               IVY VIP GLOBAL GROWTH SUB-ACCOUNT:
                2018...     $2.41       $2.22         193,928
                2017...     $1.97       $2.41         231,109
                2016...     $1.82       $1.97         292,854
               IVY VIP HIGH INCOME SUB-ACCOUNT(F)(M):
                2018...     $1.14       $1.10         714,883
                2017...     $1.09       $1.14         912,444
                2016...     $1.81       $1.09       1,001,231
               IVY VIP INTERNATIONAL CORE EQUITY SUB-ACCOUNT:
                2018...     $3.01       $2.43         473,381
                2017...     $2.49       $3.01         482,218
                2016...     $2.50       $2.49         565,606
               IVY VIP MID CAP GROWTH SUB-ACCOUNT:
                2018...     $2.97       $2.92         111,241
                2017...     $2.38       $2.97         159,986
                2016...     $2.28       $2.38         192,742
               IVY VIP NATURAL RESOURCES SUB-ACCOUNT(Q):
                2018...     $1.07       $0.81         683,244
                2017...     $1.06       $1.07         632,795
                2016...     $0.87       $1.06         658,076
               IVY VIP PATHFINDER MODERATE -- MANAGED
                VOLATILITY SUB-ACCOUNT(G):
                2018...     $1.17       $1.11         212,743
                2017...     $1.05       $1.17         252,937
                2016...     $1.05       $1.05         262,796
               IVY VIP PATHFINDER MODERATELY AGGRESSIVE --
                MANAGED VOLATILITY SUB-ACCOUNT(G):
                2018...     $1.20       $1.13          90,821
                2017...     $1.06       $1.20          46,894
                2016...     $1.05       $1.06          49,843
               IVY VIP PATHFINDER MODERATELY CONSERVATIVE --
                MANAGED VOLATILITY SUB-ACCOUNT(G):
                2018...     $1.13       $1.08         227,862
                2017...     $1.02       $1.13         262,629
                2016...     $1.03       $1.02         309,567
               IVY VIP SCIENCE AND TECHNOLOGY SUB-ACCOUNT:
                2018...     $4.32       $4.02         153,870
                2017...     $3.32       $4.32         194,751
                2016...     $3.07       $3.32         216,284
               IVY VIP SMALL CAP CORE SUB-ACCOUNT(R):
                2018...     $3.86       $3.40         140,488
                2017...     $3.45       $3.86         158,165
                2016...     $1.84       $3.45         185,165

1.65% Variable Account Charge Continued



                        UNIT VALUE AT UNIT VALUE NUMBER OF UNITS
                        BEGINNING OF  AT END OF  OUTSTANDING AT
                           PERIOD       PERIOD    END OF PERIOD
                        ------------- ---------- ---------------
               IVY VIP SMALL CAP GROWTH SUB-ACCOUNT(AD):
                2018...     $3.46       $3.57          44,086
                2017...     $3.24       $3.46          57,069
                2016...     $2.03       $3.24          58,698
               IVY VIP VALUE SUB-ACCOUNT:
                2018...     $2.46       $2.24         479,036
                2017...     $2.22       $2.46         532,949
                2016...     $1.82       $2.22         556,140
               JANUS HENDERSON BALANCED SUB-ACCOUNT(U):
                2018...     $2.58       $2.55         303,845
                2017...     $2.22       $2.58         319,346
                2016...     $2.17       $2.22         368,105
               JANUS HENDERSON FLEXIBLE BOND SUB-ACCOUNT(N)(V):
                2018...     $1.00       $0.97          64,976
                2017...     $0.98       $1.00          55,335
                2016...     $0.98       $0.98          48,691
               JANUS HENDERSON FORTY SUB-ACCOUNT(W):
                2018...     $3.84       $3.85          58,909
                2017...     $3.01       $3.84          63,640
                2016...     $3.00       $3.01          84,459
               JANUS HENDERSON MID CAP VALUE SUB-ACCOUNT(X):
                2018...     $1.69       $1.43         240,981
                2017...     $1.51       $1.69         261,802
                2016...     $1.29       $1.51         302,921
               JANUS HENDERSON OVERSEAS SUB-ACCOUNT(Y):
                2018...     $2.89       $2.41         214,800
                2017...     $2.25       $2.89         237,357
                2016...     $2.45       $2.25         297,447
               MFS(R) MID CAP GROWTH SERIES SUB-ACCOUNT:
                2018...     $2.65       $2.63              --
                2017...     $2.12       $2.65              --
                2016...     $2.06       $2.12              --
               MFS(R) VIT II INTERNATIONAL VALUE SUB-ACCOUNT(N):
                2018...     $1.23       $1.09          70,612
                2017...     $0.98       $1.23          65,969
                2016...     $0.96       $0.98          41,528
               MORGAN STANLEY VIF EMERGING MARKETS EQUITY
                SUB-ACCOUNT(S):
                2018...     $0.85       $0.69         567,283
                2017...     $0.64       $0.85         940,074
                2016...     $0.61       $0.64       1,281,897
               MORNINGSTAR AGGRESSIVE GROWTH ETF ASSET
                ALLOCATION SUB-ACCOUNT:
                2018...     $1.28       $1.14         166,067
                2017...     $1.09       $1.28         163,711
                2016...     $0.99       $1.09         187,468
               MORNINGSTAR BALANCED ETF ASSET ALLOCATION
                SUB-ACCOUNT:
                2018...     $1.29       $1.19         869,424
                2017...     $1.16       $1.29         921,760
                2016...     $1.08       $1.16       1,445,521





                        UNIT VALUE AT UNIT VALUE NUMBER OF UNITS
                        BEGINNING OF  AT END OF  OUTSTANDING AT
                           PERIOD       PERIOD    END OF PERIOD
                        ------------- ---------- ---------------
               MORNINGSTAR CONSERVATIVE ETF ASSET ALLOCATION
                SUB-ACCOUNT:
                2018...     $1.16       $1.12         593,791
                2017...     $1.11       $1.16         569,379
                2016...     $1.08       $1.11         827,490
               MORNINGSTAR GROWTH ETF ASSET ALLOCATION
                SUB-ACCOUNT:
                2018...     $1.30       $1.17          10,123
                2017...     $1.13       $1.30           3,198
                2016...     $1.04       $1.13          19,469
               MORNINGSTAR INCOME AND GROWTH ETF ASSET
                ALLOCATION SUB-ACCOUNT:
                2018...     $1.22       $1.15         518,163
                2017...     $1.13       $1.22         634,566
                2016...     $1.08       $1.13         724,728
               NEUBERGER BERMAN AMT SOCIALLY RESPONSIVE
                SUB-ACCOUNT:
                2018...     $1.67       $1.54          21,103
                2017...     $1.43       $1.67          23,451
                2016...     $1.33       $1.43          29,607
               OPPENHEIMER INTERNATIONAL GROWTH/VA SUB-ACCOUNT:
                2018...     $3.47       $2.74         111,130
                2017...     $2.79       $3.47         109,410
                2016...     $2.91       $2.79         124,171
               OPPENHEIMER MAIN STREET SMALL CAP(R)/VA
                SUB-ACCOUNT:
                2018...     $1.82       $1.60          14,909
                2017...     $1.63       $1.82          25,051
                2016...     $1.40       $1.63          57,860
               PIMCO VIT GLOBAL DIVERSIFIED ALLOCATION
                SUB-ACCOUNT(F):
                2018...     $1.22       $1.10          46,102
                2017...     $1.07       $1.22          71,182
                2016...     $1.01       $1.07          75,669
               PIMCO VIT LOW DURATION SUB-ACCOUNT(B):
                2018...     $1.00       $0.98       2,794,159
                2017...     $1.00       $1.00       2,921,159
                2016...     $1.01       $1.00       2,937,835
               PIMCO VIT TOTAL RETURN SUB-ACCOUNT(B):
                2018...     $1.15       $1.12       3,616,052
                2017...     $1.11       $1.15       3,895,509
                2016...     $1.10       $1.11       3,968,682
               PUTNAM VT EQUITY INCOME SUB-ACCOUNT(A)(T):
                2018...     $2.63       $2.37          34,096
                2017...     $2.25       $2.63          29,412
                2016...     $2.01       $2.25          11,752
               PUTNAM VT GROWTH OPPORTUNITIES SUB-ACCOUNT(P):
                2018...     $2.67       $2.69          35,543
                2017...     $2.08       $2.67          19,092
                2016...     $2.06       $2.08          25,325
               PUTNAM VT INTERNATIONAL EQUITY SUB-ACCOUNT:
                2018...     $2.08       $1.66          15,653
                2017...     $1.67       $2.08          15,448
                2016...     $1.74       $1.67          17,920

1.65% Variable Account Charge Continued



                        UNIT VALUE AT UNIT VALUE NUMBER OF UNITS
                        BEGINNING OF  AT END OF  OUTSTANDING AT
                           PERIOD       PERIOD    END OF PERIOD
                        ------------- ---------- ---------------
               PUTNAM VT SUSTAINABLE LEADERS SUB-ACCOUNT(AA):
                2018...     $3.14       $3.04           1,994
                2017...     $2.47       $3.14           2,660
                2016...     $2.33       $2.47           3,167
               SFT CORE BOND SUB-ACCOUNT(AB)(AE):
                2018...     $1.35       $1.32       1,908,126
                2017...     $1.32       $1.35       1,820,811
                2016...     $1.28       $1.32       2,060,807
               SFT DYNAMIC MANAGED VOLATILITY
                SUB-ACCOUNT(F)(AC):
                2018...     $1.33       $1.27         531,624
                2017...     $1.15       $1.33         504,354
                2016...     $1.07       $1.15         511,208
               SFT GOVERNMENT MONEY MARKET SUB-ACCOUNT(AC):
                2018...     $0.91       $0.91         449,467
                2017...     $0.92       $0.91         364,072
                2016...     $0.94       $0.92         457,656
               SFT INDEX 400 MID-CAP SUB-ACCOUNT(AC):
                2018...     $3.87       $3.37         268,760
                2017...     $3.41       $3.87         291,583
                2016...     $2.88       $3.41         373,667
               SFT INDEX 500 SUB-ACCOUNT(AC):
                2018...     $2.89       $2.71         167,980
                2017...     $2.42       $2.89         172,416
                2016...     $2.21       $2.42         206,244
               SFT INTERNATIONAL BOND SUB-ACCOUNT(AC):
                2018...     $1.42       $1.42         969,996
                2017...     $1.43       $1.42       1,054,595
                2016...     $1.41       $1.43       1,116,644
               SFT IVY/SM/ GROWTH SUB-ACCOUNT(H)(I):
                2018...     $2.86       $2.88         683,205
                2017...     $2.25       $2.86         833,036
                2016...     $2.27       $2.25       1,062,655
               SFT IVY/SM/ SMALL CAP GROWTH SUB-ACCOUNT(H)(J):
                2018...     $2.78       $2.63         155,857
                2017...     $2.26       $2.78         185,681
                2016...     $1.89       $2.26         215,857
               SFT MANAGED VOLATILITY EQUITY SUB-ACCOUNT(O)(AC):
                2018...     $1.17       $1.10         298,892
                2017...     $1.02       $1.17         295,455
                2016...     $1.00       $1.02         166,291
               SFT REAL ESTATE SECURITIES SUB-ACCOUNT(AC):
                2018...     $3.34       $3.11         180,910
                2017...     $3.23       $3.34         201,969
                2016...     $3.14       $3.23         214,007
               SFT T. ROWE PRICE VALUE SUB-ACCOUNT(H)(L):
                2018...     $3.10       $2.75         731,355
                2017...     $2.66       $3.10         826,790
                2016...     $2.44       $2.66         999,344
               SFT WELLINGTON CORE EQUITY SUB-ACCOUNT(H)(K)(Z):
                2018...     $3.37       $3.24         110,122
                2017...     $2.82       $3.37         145,237
                2016...     $2.73       $2.82         167,572





                        UNIT VALUE AT UNIT VALUE NUMBER OF UNITS
                        BEGINNING OF  AT END OF  OUTSTANDING AT
                           PERIOD       PERIOD    END OF PERIOD
                        ------------- ---------- ---------------
               TEMPLETON DEVELOPING MARKETS VIP SUB-ACCOUNT:
                2018...     $3.31       $2.74          31,747
                2017...     $2.39       $3.31          48,507
                2016...     $2.07       $2.39          36,546
               TOPS(R) MANAGED RISK BALANCED ETF SUB-ACCOUNT(E):
                2018...     $1.17       $1.08         633,130
                2017...     $1.07       $1.17         666,819
                2016...     $1.03       $1.07         724,038
               TOPS(R) MANAGED RISK FLEX ETF SUB-ACCOUNT(G):
                2018...     $1.10       $1.01          80,091
                2017...     $1.00       $1.10          71,017
                2016...     $0.97       $1.00          41,149
               TOPS(R) MANAGED RISK GROWTH ETF SUB-ACCOUNT(E):
                2018...     $1.24       $1.11         760,149
                2017...     $1.07       $1.24         865,785
                2016...     $1.03       $1.07       1,004,092
               TOPS(R) MANAGED RISK MODERATE GROWTH ETF
                SUB-ACCOUNT(E):
                2018...     $1.23       $1.12         177,651
                2017...     $1.09       $1.23         186,317
                2016...     $1.05       $1.09         169,972



1.75% Variable Account Charge



                        UNIT VALUE AT UNIT VALUE NUMBER OF UNITS
                        BEGINNING OF  AT END OF  OUTSTANDING AT
                           PERIOD       PERIOD    END OF PERIOD
                        ------------- ---------- ---------------
               AB VPS DYNAMIC ASSET ALLOCATION SUB-ACCOUNT(F):
                2018...     $1.18       $1.08         4,155
                2017...     $1.05       $1.18            --
                2016...     $1.04       $1.05            --
               AB VPS INTERNATIONAL VALUE SUB-ACCOUNT:
                2018...     $0.68       $0.51         6,033
                2017...     $0.55       $0.68         6,131
                2016...     $0.57       $0.55            --
               AMERICAN CENTURY VP INCOME & GROWTH SUB-ACCOUNT:
                2018...     $2.65       $2.42        40,815
                2017...     $2.24       $2.65            --
                2016...     $2.02       $2.24            --
               AMERICAN CENTURY VP INFLATION PROTECTION
                SUB-ACCOUNT:
                2018...     $1.20       $1.15        41,588
                2017...     $1.18       $1.20        34,426
                2016...     $1.15       $1.18            --
               AMERICAN FUNDS IS GLOBAL BOND SUB-ACCOUNT(C):
                2018...     $0.98       $0.95         3,227
                2017...     $0.94       $0.98         3,227
                2016...     $0.93       $0.94            --
               AMERICAN FUNDS IS GLOBAL GROWTH SUB-ACCOUNT(C):
                2018...     $1.71       $1.52            --
                2017...     $1.32       $1.71            --
                2016...     $1.33       $1.32            --

1.75% Variable Account Charge Continued



                        UNIT VALUE AT UNIT VALUE NUMBER OF UNITS
                        BEGINNING OF  AT END OF  OUTSTANDING AT
                           PERIOD       PERIOD    END OF PERIOD
                        ------------- ---------- ---------------
               AMERICAN FUNDS IS GLOBAL SMALL CAPITALIZATION
                SUB-ACCOUNT(C):
                2018...     $1.37       $1.20         3,198
                2017...     $1.11       $1.37         3,198
                2016...     $1.10       $1.11            --
               AMERICAN FUNDS IS GROWTH SUB-ACCOUNT(C):
                2018...     $1.95       $1.91         9,463
                2017...     $1.54       $1.95         9,195
                2016...     $1.43       $1.54            --
               AMERICAN FUNDS IS GROWTH-INCOME SUB-ACCOUNT(C):
                2018...     $1.96       $1.89         2,375
                2017...     $1.63       $1.96         1,774
                2016...     $1.48       $1.63            --
               AMERICAN FUNDS IS INTERNATIONAL SUB-ACCOUNT(C):
                2018...     $1.28       $1.09         4,145
                2017...     $0.98       $1.28            --
                2016...     $0.97       $0.98            --
               AMERICAN FUNDS IS NEW WORLD(R) SUB-ACCOUNT(C):
                2018...     $1.17       $0.99        90,546
                2017...     $0.92       $1.17         2,334
                2016...     $0.89       $0.92            --
               AMERICAN FUNDS IS U.S. GOVERNMENT/AAA-RATED
                SECURITIES SUB-ACCOUNT(C):
                2018...     $1.03       $1.02            --
                2017...     $1.03       $1.03            --
                2016...     $1.03       $1.03            --
               CLEARBRIDGE VARIABLE SMALL CAP GROWTH
                SUB-ACCOUNT(N):
                2018...     $1.20       $1.22         2,920
                2017...     $0.99       $1.20         2,920
                2016...     $0.95       $0.99            --
               FIDELITY(R) VIP FUNDS EQUITY-INCOME SUB-ACCOUNT:
                2018...     $2.48       $2.23        27,798
                2017...     $2.24       $2.48        33,627
                2016...     $1.94       $2.24        26,740
               FIDELITY(R) VIP FUNDS MID CAP SUB-ACCOUNT:
                2018...     $4.40       $3.68            --
                2017...     $3.71       $4.40            --
                2016...     $3.38       $3.71            --
               FRANKLIN MUTUAL SHARES VIP SUB-ACCOUNT:
                2018...     $2.34       $2.09            --
                2017...     $2.20       $2.34            --
                2016...     $1.92       $2.20            --
               FRANKLIN SMALL CAP VALUE VIP SUB-ACCOUNT:
                2018...     $1.76       $1.51        10,600
                2017...     $1.62       $1.76         2,181
                2016...     $1.27       $1.62            --
               FRANKLIN SMALL-MID CAP GROWTH VIP SUB-ACCOUNT:
                2018...     $2.95       $2.74           667
                2017...     $2.47       $2.95           668
                2016...     $2.42       $2.47            --





                        UNIT VALUE AT UNIT VALUE NUMBER OF UNITS
                        BEGINNING OF  AT END OF  OUTSTANDING AT
                           PERIOD       PERIOD    END OF PERIOD
                        ------------- ---------- ---------------
               GOLDMAN SACHS VIT GLOBAL TRENDS ALLOCATION
                SUB-ACCOUNT(F):
                2018...     $1.12       $1.05            --
                2017...     $1.01       $1.12            --
                2016...     $0.98       $1.01            --
               GOLDMAN SACHS VIT HIGH QUALITY FLOATING RATE
                SUB-ACCOUNT(B):
                2018...     $1.01       $1.00            --
                2017...     $1.01       $1.01            --
                2016...     $1.02       $1.01            --
               INVESCO V.I. AMERICAN VALUE SUB-ACCOUNT:
                2018...     $1.57       $1.34        16,242
                2017...     $1.46       $1.57        17,216
                2016...     $1.29       $1.46            --
               INVESCO V.I. COMSTOCK SUB-ACCOUNT:
                2018...     $2.87       $2.47         3,657
                2017...     $2.49       $2.87         3,441
                2016...     $2.16       $2.49            --
               INVESCO V.I. EQUITY AND INCOME SUB-ACCOUNT(D):
                2018...     $1.83       $1.62            --
                2017...     $1.68       $1.83            --
                2016...     $1.49       $1.68            --
               INVESCO V.I. GROWTH AND INCOME SUB-ACCOUNT:
                2018...     $2.95       $2.50         8,195
                2017...     $2.63       $2.95         8,800
                2016...     $2.24       $2.63            --
               INVESCO V.I. SMALL CAP EQUITY SUB-ACCOUNT:
                2018...     $1.55       $1.29        34,609
                2017...     $1.39       $1.55           549
                2016...     $1.26       $1.39            --
               IVY VIP ASSET STRATEGY SUB-ACCOUNT:
                2018...     $2.81       $2.61        42,558
                2017...     $2.42       $2.81        43,305
                2016...     $2.53       $2.42            --
               IVY VIP BALANCED SUB-ACCOUNT:
                2018...     $2.19       $2.08        27,103
                2017...     $2.00       $2.19            --
                2016...     $2.00       $2.00            --
               IVY VIP CORE EQUITY SUB-ACCOUNT:
                2018...     $2.91       $2.73            --
                2017...     $2.45       $2.91            --
                2016...     $2.24       $2.45            --
               IVY VIP GLOBAL GROWTH SUB-ACCOUNT:
                2018...     $2.38       $2.19            --
                2017...     $1.94       $2.38            --
                2016...     $2.04       $1.94            --
               IVY VIP HIGH INCOME SUB-ACCOUNT(F)(M):
                2018...     $1.13       $1.09        49,417
                2017...     $1.08       $1.13        35,087
                2016...     $1.79       $1.08        33,402
               IVY VIP INTERNATIONAL CORE EQUITY SUB-ACCOUNT:
                2018...     $2.97       $2.40        37,864
                2017...     $2.45       $2.97        30,900
                2016...     $2.47       $2.45        23,675

1.75% Variable Account Charge Continued



                        UNIT VALUE AT UNIT VALUE NUMBER OF UNITS
                        BEGINNING OF  AT END OF  OUTSTANDING AT
                           PERIOD       PERIOD    END OF PERIOD
                        ------------- ---------- ---------------
               IVY VIP MID CAP GROWTH SUB-ACCOUNT:
                2018...     $2.94       $2.88          1,639
                2017...     $2.35       $2.94          1,428
                2016...     $2.26       $2.35             --
               IVY VIP NATURAL RESOURCES SUB-ACCOUNT(Q):
                2018...     $1.06       $0.80         28,252
                2017...     $1.04       $1.06         28,252
                2016...     $0.86       $1.04             --
               IVY VIP PATHFINDER MODERATE -- MANAGED
                VOLATILITY SUB-ACCOUNT(G):
                2018...     $1.17       $1.10             --
                2017...     $1.04       $1.17             --
                2016...     $1.04       $1.04             --
               IVY VIP PATHFINDER MODERATELY AGGRESSIVE --
                MANAGED VOLATILITY SUB-ACCOUNT(G):
                2018...     $1.20       $1.12             --
                2017...     $1.05       $1.20             --
                2016...     $1.05       $1.05             --
               IVY VIP PATHFINDER MODERATELY CONSERVATIVE --
                MANAGED VOLATILITY SUB-ACCOUNT(G):
                2018...     $1.12       $1.07        111,129
                2017...     $1.02       $1.12             --
                2016...     $1.03       $1.02             --
               IVY VIP SCIENCE AND TECHNOLOGY SUB-ACCOUNT:
                2018...     $4.26       $3.96          2,500
                2017...     $3.28       $4.26          1,180
                2016...     $3.04       $3.28            746
               IVY VIP SMALL CAP CORE SUB-ACCOUNT(R):
                2018...     $3.80       $3.35         11,998
                2017...     $3.40       $3.80         13,927
                2016...     $1.82       $3.40          9,276
               IVY VIP SMALL CAP GROWTH SUB-ACCOUNT(AD):
                2018...     $3.41       $3.51             --
                2017...     $3.19       $3.41             --
                2016...     $2.01       $3.19             --
               IVY VIP VALUE SUB-ACCOUNT:
                2018...     $2.42       $2.21            331
                2017...     $2.19       $2.42             --
                2016...     $1.80       $2.19             --
               JANUS HENDERSON BALANCED SUB-ACCOUNT(U):
                2018...     $2.55       $2.51             --
                2017...     $2.19       $2.55             --
                2016...     $2.14       $2.19             --
               JANUS HENDERSON FLEXIBLE BOND SUB-ACCOUNT(N)(V):
                2018...     $1.00       $0.97            777
                2017...     $0.98       $1.00            777
                2016...     $0.98       $0.98             --
               JANUS HENDERSON FORTY SUB-ACCOUNT(W):
                2018...     $3.79       $3.79          2,499
                2017...     $2.97       $3.79          2,501
                2016...     $2.96       $2.97             --





                        UNIT VALUE AT UNIT VALUE NUMBER OF UNITS
                        BEGINNING OF  AT END OF  OUTSTANDING AT
                           PERIOD       PERIOD    END OF PERIOD
                        ------------- ---------- ---------------
               JANUS HENDERSON MID CAP VALUE SUB-ACCOUNT(X):
                2018...     $1.67       $1.42          7,303
                2017...     $1.50       $1.67          1,224
                2016...     $1.28       $1.50             --
               JANUS HENDERSON OVERSEAS SUB-ACCOUNT(Y):
                2018...     $2.85       $2.38         17,862
                2017...     $2.22       $2.85         15,487
                2016...     $2.42       $2.22          8,226
               MFS(R) MID CAP GROWTH SERIES SUB-ACCOUNT:
                2018...     $2.61       $2.59             --
                2017...     $2.10       $2.61             --
                2016...     $2.04       $2.10             --
               MFS(R) VIT II INTERNATIONAL VALUE SUB-ACCOUNT(N):
                2018...     $1.22       $1.09         28,710
                2017...     $0.98       $1.22         30,177
                2016...     $0.96       $0.98             --
               MORGAN STANLEY VIF EMERGING MARKETS EQUITY
                SUB-ACCOUNT(S):
                2018...     $0.85       $0.68         10,347
                2017...     $0.64       $0.85          4,988
                2016...     $0.61       $0.64             --
               MORNINGSTAR AGGRESSIVE GROWTH ETF ASSET
                ALLOCATION SUB-ACCOUNT:
                2018...     $1.27       $1.13         77,148
                2017...     $1.08       $1.27         24,035
                2016...     $0.99       $1.08             --
               MORNINGSTAR BALANCED ETF ASSET ALLOCATION
                SUB-ACCOUNT:
                2018...     $1.28       $1.18         39,405
                2017...     $1.15       $1.28         43,786
                2016...     $1.07       $1.15             --
               MORNINGSTAR CONSERVATIVE ETF ASSET ALLOCATION
                SUB-ACCOUNT:
                2018...     $1.15       $1.10        110,872
                2017...     $1.10       $1.15          8,920
                2016...     $1.07       $1.10             --
               MORNINGSTAR GROWTH ETF ASSET ALLOCATION
                SUB-ACCOUNT:
                2018...     $1.29       $1.16        190,017
                2017...     $1.12       $1.29        183,147
                2016...     $1.03       $1.12             --
               MORNINGSTAR INCOME AND GROWTH ETF ASSET
                ALLOCATION SUB-ACCOUNT:
                2018...     $1.21       $1.14        186,910
                2017...     $1.12       $1.21         27,797
                2016...     $1.07       $1.12             --
               NEUBERGER BERMAN AMT SOCIALLY RESPONSIVE
                SUB-ACCOUNT:
                2018...     $1.65       $1.52         14,273
                2017...     $1.42       $1.65         16,004
                2016...     $1.32       $1.42             --

1.75% Variable Account Charge Continued



                        UNIT VALUE AT UNIT VALUE NUMBER OF UNITS
                        BEGINNING OF  AT END OF  OUTSTANDING AT
                           PERIOD       PERIOD    END OF PERIOD
                        ------------- ---------- ---------------
               OPPENHEIMER INTERNATIONAL GROWTH/VA SUB-ACCOUNT:
                2018...     $3.42       $2.70          2,866
                2017...     $2.75       $3.42          1,344
                2016...     $2.88       $2.75             --
               OPPENHEIMER MAIN STREET SMALL CAP(R)/VA
                SUB-ACCOUNT:
                2018...     $1.80       $1.58         31,368
                2017...     $1.61       $1.80             --
                2016...     $1.39       $1.61             --
               PIMCO VIT GLOBAL DIVERSIFIED ALLOCATION
                SUB-ACCOUNT(F):
                2018...     $1.22       $1.09             --
                2017...     $1.06       $1.22             --
                2016...     $1.00       $1.06             --
               PIMCO VIT LOW DURATION SUB-ACCOUNT(B):
                2018...     $0.99       $0.98         11,740
                2017...     $1.00       $0.99         12,116
                2016...     $1.00       $1.00             --
               PIMCO VIT TOTAL RETURN SUB-ACCOUNT(B):
                2018...     $1.14       $1.11            675
                2017...     $1.10       $1.14             --
                2016...     $1.09       $1.10             --
               PUTNAM VT EQUITY INCOME SUB-ACCOUNT(A)(T):
                2018...     $2.59       $2.33            983
                2017...     $2.22       $2.59            983
                2016...     $1.99       $2.22             --
               PUTNAM VT GROWTH OPPORTUNITIES SUB-ACCOUNT(P):
                2018...     $2.63       $2.65             --
                2017...     $2.05       $2.63             --
                2016...     $2.03       $2.05             --
               PUTNAM VT INTERNATIONAL EQUITY SUB-ACCOUNT:
                2018...     $2.05       $1.63          1,520
                2017...     $1.65       $2.05          1,428
                2016...     $1.72       $1.65          1,434
               PUTNAM VT SUSTAINABLE LEADERS SUB-ACCOUNT(AA):
                2018...     $3.09       $2.99             --
                2017...     $2.43       $3.09             --
                2016...     $2.30       $2.43             --
               SFT CORE BOND SUB-ACCOUNT(AB)(AE):
                2018...     $1.33       $1.30        190,097
                2017...     $1.30       $1.33        114,600
                2016...     $1.26       $1.30         63,355
               SFT DYNAMIC MANAGED VOLATILITY
                SUB-ACCOUNT(F)(AC):
                2018...     $1.33       $1.27             --
                2017...     $1.15       $1.33             --
                2016...     $1.07       $1.15             --
               SFT GOVERNMENT MONEY MARKET SUB-ACCOUNT(AC):
                2018...     $0.90       $0.89         67,993
                2017...     $0.91       $0.90         62,637
                2016...     $0.93       $0.91         17,366
               SFT INDEX 400 MID-CAP SUB-ACCOUNT(AC):
                2018...     $3.82       $3.32         60,604
                2017...     $3.36       $3.82         26,253
                2016...     $2.85       $3.36         13,316





                        UNIT VALUE AT UNIT VALUE NUMBER OF UNITS
                        BEGINNING OF  AT END OF  OUTSTANDING AT
                           PERIOD       PERIOD    END OF PERIOD
                        ------------- ---------- ---------------
               SFT INDEX 500 SUB-ACCOUNT(AC):
                2018...     $2.85       $2.67        41,274
                2017...     $2.39       $2.85         3,264
                2016...     $2.18       $2.39            --
               SFT INTERNATIONAL BOND SUB-ACCOUNT(AC):
                2018...     $1.40       $1.40        25,674
                2017...     $1.41       $1.40         9,741
                2016...     $1.39       $1.41         1,575
               SFT IVY/SM/ GROWTH SUB-ACCOUNT(H)(I):
                2018...     $2.82       $2.83        73,664
                2017...     $2.22       $2.82        63,603
                2016...     $2.24       $2.22        47,968
               SFT IVY/SM/ SMALL CAP GROWTH SUB-ACCOUNT(H)(J):
                2018...     $2.74       $2.59         2,903
                2017...     $2.23       $2.74         3,108
                2016...     $1.87       $2.23         1,063
               SFT MANAGED VOLATILITY EQUITY SUB-ACCOUNT(O)(AC):
                2018...     $1.17       $1.09            --
                2017...     $1.02       $1.17            --
                2016...     $1.00       $1.02            --
               SFT REAL ESTATE SECURITIES SUB-ACCOUNT(AC):
                2018...     $3.29       $3.06        24,511
                2017...     $3.18       $3.29        19,388
                2016...     $3.10       $3.18         5,844
               SFT T. ROWE PRICE VALUE SUB-ACCOUNT(H)(L):
                2018...     $3.06       $2.71        68,460
                2017...     $2.62       $3.06        30,592
                2016...     $2.41       $2.62        17,772
               SFT WELLINGTON CORE EQUITY SUB-ACCOUNT(H)(K)(Z):
                2018...     $3.32       $3.19           868
                2017...     $2.78       $3.32           888
                2016...     $2.70       $2.78           861
               TEMPLETON DEVELOPING MARKETS VIP SUB-ACCOUNT:
                2018...     $3.26       $2.70        11,006
                2017...     $2.36       $3.26        12,121
                2016...     $2.05       $2.36         9,045
               TOPS(R) MANAGED RISK BALANCED ETF SUB-ACCOUNT(E):
                2018...     $1.16       $1.07            --
                2017...     $1.07       $1.16            --
                2016...     $1.02       $1.07            --
               TOPS(R) MANAGED RISK FLEX ETF SUB-ACCOUNT(G):
                2018...     $1.09       $1.00            --
                2017...     $1.00       $1.09            --
                2016...     $0.96       $1.00            --
               TOPS(R) MANAGED RISK GROWTH ETF SUB-ACCOUNT(E):
                2018...     $1.23       $1.10            --
                2017...     $1.06       $1.23            --
                2016...     $1.03       $1.06            --
               TOPS(R) MANAGED RISK MODERATE GROWTH ETF
                SUB-ACCOUNT(E):
                2018...     $1.22       $1.11            --
                2017...     $1.09       $1.22            --
                2016...     $1.04       $1.09            --

1.85% Variable Account Charge




                        UNIT VALUE AT UNIT VALUE NUMBER OF UNITS
                        BEGINNING OF  AT END OF  OUTSTANDING AT
                           PERIOD       PERIOD    END OF PERIOD
                        ------------- ---------- ---------------
               AB VPS DYNAMIC ASSET ALLOCATION SUB-ACCOUNT(F):
                2018...     $1.18       $1.07      15,218,918
                2017...     $1.05       $1.18      15,179,718
                2016...     $1.03       $1.05      16,073,428
                2015...     $1.07       $1.03      14,761,577
                2014...     $1.04       $1.07      10,057,358
                2013...     $1.00       $1.04       3,821,950
               AB VPS INTERNATIONAL VALUE SUB-ACCOUNT:
                2018...     $0.67       $0.51         205,837
                2017...     $0.55       $0.67         168,124
                2016...     $0.56       $0.55         222,109
                2015...     $0.56       $0.56         319,331
                2014...     $0.61       $0.56         208,929
                2013...     $0.51       $0.61         251,349
                2012...     $0.45       $0.51         219,510
                2011...     $0.57       $0.45         179,319
                2010...     $0.56       $0.57         147,008
                2009...     $0.42       $0.56         117,988
               AMERICAN CENTURY VP INCOME & GROWTH SUB-ACCOUNT:
                2018...     $2.61       $2.38         682,418
                2017...     $2.21       $2.61         597,382
                2016...     $1.99       $2.21         498,377
                2015...     $2.16       $1.99         201,784
                2014...     $1.96       $2.16         137,242
                2013...     $1.47       $1.96         189,375
                2012...     $1.31       $1.47         157,283
                2011...     $1.30       $1.31         113,199
                2010...     $1.16       $1.30          82,544
                2009...     $1.00       $1.16          49,840
               AMERICAN CENTURY VP INFLATION PROTECTION
                SUB-ACCOUNT:
                2018...     $1.19       $1.13       7,530,090
                2017...     $1.17       $1.19       9,196,064
                2016...     $1.14       $1.17       9,473,443
                2015...     $1.19       $1.14       9,837,446
                2014...     $1.17       $1.19      10,131,207
                2013...     $1.30       $1.17       9,316,951
                2012...     $1.24       $1.30       5,167,206
                2011...     $1.13       $1.24       3,002,099
                2010...     $1.09       $1.13       1,932,423
                2009...     $1.01       $1.09         870,460
               AMERICAN FUNDS IS GLOBAL BOND SUB-ACCOUNT(C):
                2018...     $0.98       $0.95       1,814,725
                2017...     $0.93       $0.98       1,646,189
                2016...     $0.92       $0.93       1,190,577
                2015...     $0.98       $0.92         626,469
                2014...     $0.99       $0.98         406,264
                2013...     $1.03       $0.99         274,632
                2012...     $0.99       $1.03         302,345
                2011...     $1.00       $0.99         178,097





                        UNIT VALUE AT UNIT VALUE NUMBER OF UNITS
                        BEGINNING OF  AT END OF  OUTSTANDING AT
                           PERIOD       PERIOD    END OF PERIOD
                        ------------- ---------- ---------------
               AMERICAN FUNDS IS GLOBAL GROWTH SUB-ACCOUNT(C):
                2018...     $1.69       $1.51       1,201,102
                2017...     $1.31       $1.69       1,123,429
                2016...     $1.33       $1.31       1,003,635
                2015...     $1.27       $1.33         848,857
                2014...     $1.26       $1.27         806,783
                2013...     $0.99       $1.26         625,621
                2012...     $0.83       $0.99         304,429
                2011...     $1.00       $0.83          98,295
               AMERICAN FUNDS IS GLOBAL SMALL CAPITALIZATION
                SUB-ACCOUNT(C):
                2018...     $1.36       $1.19       1,710,275
                2017...     $1.10       $1.36       1,535,958
                2016...     $1.10       $1.10       1,119,097
                2015...     $1.12       $1.10       1,023,158
                2014...     $1.11       $1.12         692,573
                2013...     $0.88       $1.11         644,734
                2012...     $0.76       $0.88         169,028
                2011...     $1.00       $0.76          77,031
               AMERICAN FUNDS IS GROWTH SUB-ACCOUNT(C):
                2018...     $1.93       $1.89       9,472,530
                2017...     $1.53       $1.93       7,563,125
                2016...     $1.43       $1.53       8,071,648
                2015...     $1.36       $1.43       5,998,631
                2014...     $1.28       $1.36       3,899,600
                2013...     $1.00       $1.28       4,214,140
                2012...     $0.86       $1.00         397,679
                2011...     $1.00       $0.86         283,827
               AMERICAN FUNDS IS GROWTH-INCOME SUB-ACCOUNT(C):
                2018...     $1.94       $1.87       2,366,560
                2017...     $1.62       $1.94       2,572,424
                2016...     $1.48       $1.62       5,946,606
                2015...     $1.48       $1.48       3,598,058
                2014...     $1.37       $1.48       1,843,355
                2013...     $1.04       $1.37       1,497,908
                2012...     $0.90       $1.04         425,987
                2011...     $1.00       $0.90         189,146
               AMERICAN FUNDS IS INTERNATIONAL SUB-ACCOUNT(C):
                2018...     $1.27       $1.08       1,686,046
                2017...     $0.98       $1.27       1,772,295
                2016...     $0.96       $0.98       1,908,550
                2015...     $1.03       $0.96       2,058,703
                2014...     $1.07       $1.03       1,991,917
                2013...     $0.90       $1.07       1,408,465
                2012...     $0.78       $0.90         203,619
                2011...     $1.00       $0.78         145,867
               AMERICAN FUNDS IS NEW WORLD(R) SUB-ACCOUNT(C):
                2018...     $1.16       $0.98       1,802,127
                2017...     $0.91       $1.16       1,872,709
                2016...     $0.88       $0.91       1,903,135
                2015...     $0.93       $0.88       1,159,826
                2014...     $1.03       $0.93       1,081,397
                2013...     $0.94       $1.03         809,636
                2012...     $0.81       $0.94         383,451
                2011...     $1.00       $0.81         109,806

1.85% Variable Account Charge Continued



                        UNIT VALUE AT UNIT VALUE NUMBER OF UNITS
                        BEGINNING OF  AT END OF  OUTSTANDING AT
                           PERIOD       PERIOD    END OF PERIOD
                        ------------- ---------- ---------------
               AMERICAN FUNDS IS U.S. GOVERNMENT/AAA-RATED
                SECURITIES SUB-ACCOUNT(C):
                2018...     $1.02       $1.01       2,552,305
                2017...     $1.02       $1.02       3,064,013
                2016...     $1.03       $1.02       2,620,622
                2015...     $1.03       $1.03       1,350,686
                2014...     $1.00       $1.03       1,094,540
                2013...     $1.05       $1.00         956,258
                2012...     $1.05       $1.05         345,985
                2011...     $1.00       $1.05         148,655
               CLEARBRIDGE VARIABLE SMALL CAP GROWTH
                SUB-ACCOUNT(N):
                2018...     $1.20       $1.21       7,568,332
                2017...     $0.98       $1.20       6,464,890
                2016...     $0.95       $0.98         222,018
                2015...     $1.00       $0.95         138,774
               FIDELITY(R) VIP FUNDS EQUITY-INCOME SUB-ACCOUNT:
                2018...     $2.45       $2.20       1,780,098
                2017...     $2.21       $2.45       2,196,923
                2016...     $1.91       $2.21       5,310,108
                2015...     $2.04       $1.91       2,742,695
                2014...     $1.91       $2.04       3,053,564
                2013...     $1.52       $1.91       3,166,980
                2012...     $1.33       $1.52       2,425,377
                2011...     $1.34       $1.33       2,727,833
                2010...     $1.19       $1.34       3,203,610
                2009...     $0.93       $1.19       3,487,968
               FIDELITY(R) VIP FUNDS MID CAP SUB-ACCOUNT:
                2018...     $4.33       $3.63         622,405
                2017...     $3.66       $4.33         712,729
                2016...     $3.33       $3.66         795,786
                2015...     $3.45       $3.33         771,332
                2014...     $3.32       $3.45         786,829
                2013...     $2.49       $3.32         689,173
                2012...     $2.21       $2.49         572,863
                2011...     $2.53       $2.21         543,156
                2010...     $2.00       $2.53         493,978
                2009...     $1.46       $2.00         478,432
               FRANKLIN MUTUAL SHARES VIP SUB-ACCOUNT:
                2018...     $2.30       $2.06       1,589,480
                2017...     $2.17       $2.30       1,953,415
                2016...     $1.90       $2.17         153,784
                2015...     $2.04       $1.90         197,835
                2014...     $1.94       $2.04         202,480
                2013...     $1.54       $1.94         219,261
                2012...     $1.37       $1.54         254,934
                2011...     $1.41       $1.37         274,706
                2010...     $1.29       $1.41         226,809
                2009...     $1.05       $1.29         286,982





                        UNIT VALUE AT UNIT VALUE NUMBER OF UNITS
                        BEGINNING OF  AT END OF  OUTSTANDING AT
                           PERIOD       PERIOD    END OF PERIOD
                        ------------- ---------- ---------------
               FRANKLIN SMALL CAP VALUE VIP SUB-ACCOUNT:
                2018...     $1.75       $1.49       2,747,168
                2017...     $1.61       $1.75       2,809,596
                2016...     $1.26       $1.61       6,686,784
                2015...     $1.38       $1.26       3,016,066
                2014...     $1.40       $1.38       2,817,198
                2013...     $1.05       $1.40       2,297,981
                2012...     $0.90       $1.05       1,357,264
                2011...     $0.95       $0.90       1,235,683
                2010...     $0.76       $0.95         971,328
                2009...     $0.60       $0.76         819,064
               FRANKLIN SMALL-MID CAP GROWTH VIP SUB-ACCOUNT:
                2018...     $2.91       $2.70         185,787
                2017...     $2.44       $2.91         194,958
                2016...     $2.39       $2.44         234,219
                2015...     $2.50       $2.39         258,907
                2014...     $2.37       $2.50         256,101
                2013...     $1.75       $2.37         359,574
                2012...     $1.60       $1.75         130,770
                2011...     $1.72       $1.60          91,051
                2010...     $1.37       $1.72          72,540
                2009...     $0.97       $1.37          83,690
               GOLDMAN SACHS VIT GLOBAL TRENDS ALLOCATION
                SUB-ACCOUNT(F):
                2018...     $1.11       $1.04      14,034,983
                2017...     $1.00       $1.11      13,392,096
                2016...     $0.98       $1.00      13,546,933
                2015...     $1.06       $0.98      13,336,984
                2014...     $1.04       $1.06      10,768,561
                2013...     $1.00       $1.04       6,100,456
               GOLDMAN SACHS VIT HIGH QUALITY FLOATING RATE
                SUB-ACCOUNT(B):
                2018...     $1.00       $1.00       6,531,396
                2017...     $1.00       $1.00       5,823,198
                2016...     $1.01       $1.00       6,253,620
                2015...     $1.03       $1.01       6,002,858
                2014...     $1.06       $1.03       6,019,038
                2013...     $1.07       $1.06       5,723,212
                2012...     $1.06       $1.07       2,370,190
                2011...     $1.02       $1.06         915,753
                2010...     $1.00       $1.02         331,551
               INVESCO V.I. AMERICAN VALUE SUB-ACCOUNT:
                2018...     $1.55       $1.33       1,035,602
                2017...     $1.44       $1.55       1,141,887
                2016...     $1.28       $1.44       1,037,664
                2015...     $1.43       $1.28         962,325
                2014...     $1.33       $1.43         613,897
                2013...     $1.01       $1.33       1,160,051
                2012...     $0.88       $1.01         209,063
                2011...     $0.89       $0.88          62,582
                2010...     $0.74       $0.89          49,032
                2009...     $0.54       $0.74          23,682

1.85% Variable Account Charge Continued



                        UNIT VALUE AT UNIT VALUE NUMBER OF UNITS
                        BEGINNING OF  AT END OF  OUTSTANDING AT
                           PERIOD       PERIOD    END OF PERIOD
                        ------------- ---------- ---------------
               INVESCO V.I. COMSTOCK SUB-ACCOUNT:
                2018...     $2.83       $2.43       4,196,762
                2017...     $2.45       $2.83       4,633,485
                2016...     $2.13       $2.45       3,178,937
                2015...     $2.32       $2.13       4,342,770
                2014...     $2.16       $2.32       4,476,810
                2013...     $1.63       $2.16       2,633,931
                2012...     $1.39       $1.63       1,146,866
                2011...     $1.45       $1.39         661,127
                2010...     $1.28       $1.45         298,508
                2009...     $1.01       $1.28         142,645
               INVESCO V.I. EQUITY AND INCOME SUB-ACCOUNT(D):
                2018...     $1.80       $1.59         225,487
                2017...     $1.65       $1.80         231,648
                2016...     $1.47       $1.65         306,842
                2015...     $1.53       $1.47         753,794
                2014...     $1.44       $1.53         652,144
                2013...     $1.17       $1.44         167,011
                2012...     $1.06       $1.17          70,500
                2011...     $1.10       $1.06          47,157
                2010...     $1.04       $1.10          24,255
                2009...     $0.80       $1.04          19,420
               INVESCO V.I. GROWTH AND INCOME SUB-ACCOUNT:
                2018...     $2.91       $2.47       1,401,825
                2017...     $2.60       $2.91       1,642,994
                2016...     $2.21       $2.60       2,168,269
                2015...     $2.33       $2.21          35,142
                2014...     $2.16       $2.33          69,563
                2013...     $1.65       $2.16         159,283
                2012...     $1.47       $1.65          65,203
                2011...     $1.53       $1.47          74,719
                2010...     $1.39       $1.53          64,322
                2009...     $1.14       $1.39          58,160
               INVESCO V.I. SMALL CAP EQUITY SUB-ACCOUNT:
                2018...     $1.54       $1.28       1,598,555
                2017...     $1.38       $1.54       1,977,942
                2016...     $1.25       $1.38       2,492,017
                2015...     $1.35       $1.25       2,629,955
                2014...     $1.35       $1.35       2,770,822
                2013...     $1.00       $1.35       2,888,856
                2012...     $0.90       $1.00       1,745,588
                2011...     $0.93       $0.90       1,565,010
                2010...     $0.74       $0.93       1,347,281
                2009...     $0.62       $0.74       1,190,641
               IVY VIP ASSET STRATEGY SUB-ACCOUNT:
                2018...     $2.77       $2.57       1,614,014
                2017...     $2.39       $2.77       2,089,629
                2016...     $2.50       $2.39       2,579,343
                2015...     $2.78       $2.50       2,853,462
                2014...     $2.98       $2.78       3,078,333
                2013...     $2.43       $2.98       3,167,124
                2012...     $2.08       $2.43       2,736,791
                2011...     $2.28       $2.08       2,552,534
                2010...     $2.14       $2.28       1,757,335
                2009...     $1.74       $2.14       1,373,455





                        UNIT VALUE AT UNIT VALUE NUMBER OF UNITS
                        BEGINNING OF  AT END OF  OUTSTANDING AT
                           PERIOD       PERIOD    END OF PERIOD
                        ------------- ---------- ---------------
               IVY VIP BALANCED SUB-ACCOUNT:
                2018...     $2.16       $2.05         552,041
                2017...     $1.98       $2.16         591,645
                2016...     $1.97       $1.98         661,579
                2015...     $2.02       $1.97         690,770
                2014...     $1.91       $2.02         841,025
                2013...     $1.57       $1.91         778,268
                2012...     $1.43       $1.57         474,197
                2011...     $1.41       $1.43         282,644
                2010...     $1.23       $1.41         194,586
                2009...     $1.11       $1.23         127,539
               IVY VIP CORE EQUITY SUB-ACCOUNT:
                2018...     $2.87       $2.69       2,009,053
                2017...     $2.42       $2.87       2,277,939
                2016...     $2.37       $2.42       2,574,790
                2015...     $2.44       $2.37       2,710,581
                2014...     $2.26       $2.44       4,010,978
                2013...     $1.73       $2.26       2,254,088
                2012...     $1.48       $1.73         593,434
                2011...     $1.49       $1.48         299,038
                2010...     $1.25       $1.49         155,186
                2009...     $1.03       $1.25         132,657
               IVY VIP GLOBAL GROWTH SUB-ACCOUNT:
                2018...     $2.35       $2.16       2,343,756
                2017...     $1.92       $2.35       2,659,741
                2016...     $2.02       $1.92       3,093,596
                2015...     $1.99       $2.02       3,095,924
                2014...     $2.00       $1.99       3,234,301
                2013...     $1.71       $2.00       2,823,154
                2012...     $1.48       $1.71       1,292,022
                2011...     $1.62       $1.48         853,229
                2010...     $1.44       $1.62         389,818
                2009...     $1.16       $1.44         154,060
               IVY VIP HIGH INCOME SUB-ACCOUNT(F)(M):
                2018...     $1.13       $1.08       8,086,519
                2017...     $1.08       $1.13       7,941,113
                2016...     $0.94       $1.08       9,871,233
                2015...     $1.03       $0.94       7,093,261
                2014...     $1.03       $1.03       6,436,558
                2013...     $1.00       $1.03       1,236,250
               IVY VIP INTERNATIONAL CORE EQUITY SUB-ACCOUNT:
                2018...     $2.92       $2.36       2,160,042
                2017...     $2.42       $2.92       2,436,684
                2016...     $2.44       $2.42       3,203,522
                2015...     $2.51       $2.44       3,313,231
                2014...     $2.52       $2.51       3,545,973
                2013...     $2.05       $2.52       3,799,110
                2012...     $1.84       $2.05       3,332,314
                2011...     $2.18       $1.84       2,908,128
                2010...     $1.95       $2.18       2,551,762
                2009...     $1.45       $1.95       2,363,567

1.85% Variable Account Charge Continued



                        UNIT VALUE AT UNIT VALUE NUMBER OF UNITS
                        BEGINNING OF  AT END OF  OUTSTANDING AT
                           PERIOD       PERIOD    END OF PERIOD
                        ------------- ---------- ---------------
               IVY VIP MID CAP GROWTH SUB-ACCOUNT:
                2018...     $2.90       $2.84       2,340,803
                2017...     $2.33       $2.90       1,919,691
                2016...     $2.23       $2.33       2,240,985
                2015...     $2.41       $2.23       2,336,444
                2014...     $2.28       $2.41       2,290,952
                2013...     $1.79       $2.28       2,031,123
                2012...     $1.60       $1.79         513,267
                2011...     $1.64       $1.60         177,771
                2010...     $1.27       $1.64         132,657
                2009...     $0.88       $1.27          68,407
               IVY VIP NATURAL RESOURCES SUB-ACCOUNT(Q):
                2018...     $1.04       $0.79       3,112,329
                2017...     $1.03       $1.04       2,774,207
                2016...     $0.85       $1.03       6,942,859
                2015...     $1.12       $0.85       2,959,796
                2014...     $1.31       $1.12       1,543,318
                2013...     $1.23       $1.31       1,240,095
                2012...     $1.23       $1.23       1,107,140
                2011...     $1.60       $1.23         988,464
                2010...     $1.39       $1.60         987,896
                2009...     $0.82       $1.39         960,531
               IVY VIP PATHFINDER MODERATE -- MANAGED
                VOLATILITY SUB-ACCOUNT(G):
                2018...     $1.16       $1.10      11,372,380
                2017...     $1.04       $1.16      10,066,081
                2016...     $1.04       $1.04       9,089,045
                2015...     $1.06       $1.04       7,877,278
                2014...     $1.05       $1.06       5,144,995
                2013...     $1.00       $1.05         188,769
               IVY VIP PATHFINDER MODERATELY AGGRESSIVE --
                MANAGED VOLATILITY SUB-ACCOUNT(G):
                2018...     $1.19       $1.11       1,723,850
                2017...     $1.05       $1.19       1,756,669
                2016...     $1.04       $1.05       1,813,297
                2015...     $1.07       $1.04       2,972,299
                2014...     $1.05       $1.07       2,248,894
                2013...     $1.00       $1.05         222,816
               IVY VIP PATHFINDER MODERATELY CONSERVATIVE --
                MANAGED VOLATILITY SUB-ACCOUNT(G):
                2018...     $1.12       $1.07         563,513
                2017...     $1.02       $1.12         368,328
                2016...     $1.02       $1.02         429,463
                2015...     $1.05       $1.02       1,393,919
                2014...     $1.04       $1.05         511,454
                2013...     $1.00       $1.04           3,590
               IVY VIP SCIENCE AND TECHNOLOGY SUB-ACCOUNT:
                2018...     $4.20       $3.90       2,555,644
                2017...     $3.24       $4.20       2,828,932
                2016...     $3.25       $3.24         786,538
                2015...     $3.40       $3.25       1,141,775
                2014...     $3.37       $3.40         858,573
                2013...     $2.20       $3.37         764,335
                2012...     $1.75       $2.20         433,938
                2011...     $1.89       $1.75         388,326
                2010...     $1.71       $1.89         336,023
                2009...     $1.21       $1.71         319,605





                        UNIT VALUE AT UNIT VALUE NUMBER OF UNITS
                        BEGINNING OF  AT END OF  OUTSTANDING AT
                           PERIOD       PERIOD    END OF PERIOD
                        ------------- ---------- ---------------
               IVY VIP SMALL CAP CORE SUB-ACCOUNT(R):
                2018...     $3.75       $3.29       1,931,904
                2017...     $3.36       $3.75       2,420,428
                2016...     $2.65       $3.36         931,266
                2015...     $2.86       $2.65         747,522
                2014...     $2.72       $2.86         866,131
                2013...     $2.08       $2.72         908,399
                2012...     $1.79       $2.08         677,144
                2011...     $2.09       $1.79         721,828
                2010...     $1.68       $2.09         785,593
                2009...     $1.33       $1.68         874,321
               IVY VIP SMALL CAP GROWTH SUB-ACCOUNT(AD):
                2018...     $3.36       $3.46       2,301,651
                2017...     $3.15       $3.36       2,153,379
                2016...     $2.83       $3.15         369,005
                2015...     $3.17       $2.83         246,580
                2014...     $3.29       $3.17         297,722
                2013...     $2.13       $3.29         325,800
                2012...     $1.94       $2.13         313,455
                2011...     $2.13       $1.94         155,024
                2010...     $1.54       $2.13         102,961
                2009...     $1.11       $1.54         121,171
               IVY VIP VALUE SUB-ACCOUNT:
                2018...     $2.39       $2.18       1,847,875
                2017...     $2.16       $2.39       2,055,233
                2016...     $1.98       $2.16       2,392,278
                2015...     $2.10       $1.98       3,418,931
                2014...     $1.93       $2.10       2,830,441
                2013...     $1.45       $1.93       2,042,524
                2012...     $1.25       $1.45         486,788
                2011...     $1.37       $1.25         339,136
                2010...     $1.17       $1.37         126,636
                2009...     $0.94       $1.17          65,537
               JANUS HENDERSON BALANCED SUB-ACCOUNT(U):
                2018...     $2.51       $2.47         832,529
                2017...     $2.16       $2.51         765,040
                2016...     $2.11       $2.16       1,267,825
                2015...     $2.14       $2.11       1,532,881
                2014...     $2.02       $2.14       1,532,411
                2013...     $1.72       $2.02       1,076,675
                2012...     $1.54       $1.72         905,435
                2011...     $1.55       $1.54         764,523
                2010...     $1.46       $1.55         652,728
                2009...     $1.18       $1.46         604,197
               JANUS HENDERSON FLEXIBLE BOND SUB-ACCOUNT(N)(V):
                2018...     $0.99       $0.96       2,297,698
                2017...     $0.98       $0.99       2,679,902
                2016...     $0.98       $0.98       2,688,299
                2015...     $1.00       $0.98       1,411,791

1.85% Variable Account Charge Continued



                        UNIT VALUE AT UNIT VALUE NUMBER OF UNITS
                        BEGINNING OF  AT END OF  OUTSTANDING AT
                           PERIOD       PERIOD    END OF PERIOD
                        ------------- ---------- ---------------
               JANUS HENDERSON FORTY SUB-ACCOUNT(W):
                2018...     $3.73       $3.73       2,666,474
                2017...     $2.93       $3.73       2,000,864
                2016...     $2.92       $2.93       1,137,645
                2015...     $2.66       $2.92       2,104,278
                2014...     $2.50       $2.66       1,063,877
                2013...     $1.94       $2.50       1,185,742
                2012...     $1.60       $1.94         572,266
                2011...     $1.75       $1.60         645,556
                2010...     $1.67       $1.75         661,934
                2009...     $1.17       $1.67         619,981
               JANUS HENDERSON MID CAP VALUE SUB-ACCOUNT(X):
                2018...     $1.66       $1.40       2,217,756
                2017...     $1.48       $1.66       2,517,575
                2016...     $1.27       $1.48       2,862,547
                2015...     $1.35       $1.27       2,877,379
                2014...     $1.26       $1.35       2,869,268
                2013...     $1.02       $1.26       2,843,442
                2012...     $0.94       $1.02       1,431,285
                2011...     $0.99       $0.94       1,079,380
                2010...     $0.87       $0.99         825,211
                2009...     $0.67       $0.87         624,891
               JANUS HENDERSON OVERSEAS SUB-ACCOUNT(Y):
                2018...     $2.81       $2.34         800,418
                2017...     $2.19       $2.81       1,111,066
                2016...     $2.39       $2.19       1,786,143
                2015...     $2.67       $2.39       1,758,533
                2014...     $3.09       $2.67       1,796,861
                2013...     $2.76       $3.09       1,748,031
                2012...     $2.48       $2.76       1,710,070
                2011...     $3.74       $2.48       1,664,454
                2010...     $3.04       $3.74       1,584,016
                2009...     $1.73       $3.04       1,708,369
               MFS(R) MID CAP GROWTH SERIES SUB-ACCOUNT:
                2018...     $2.57       $2.55         321,406
                2017...     $2.07       $2.57         181,779
                2016...     $2.01       $2.07         259,113
                2015...     $1.96       $2.01         178,782
                2014...     $1.84       $1.96         108,593
                2013...     $1.37       $1.84          67,651
                2012...     $1.20       $1.37          37,047
                2011...     $1.30       $1.20          54,966
                2010...     $1.02       $1.30          47,400
                2009...     $0.74       $1.02          44,667
               MFS(R) VIT II INTERNATIONAL VALUE SUB-ACCOUNT(N):
                2018...     $1.22       $1.08       2,359,134
                2017...     $0.98       $1.22       2,237,968
                2016...     $0.96       $0.98       1,843,573
                2015...     $1.00       $0.96         699,057





                        UNIT VALUE AT UNIT VALUE NUMBER OF UNITS
                        BEGINNING OF  AT END OF  OUTSTANDING AT
                           PERIOD       PERIOD    END OF PERIOD
                        ------------- ---------- ---------------
               MORGAN STANLEY VIF EMERGING MARKETS EQUITY
                SUB-ACCOUNT(S):
                2018...     $0.84       $0.68       6,045,054
                2017...     $0.63       $0.84       6,255,822
                2016...     $0.60       $0.63       6,838,196
                2015...     $0.69       $0.60       6,708,268
                2014...     $0.73       $0.69       5,790,066
                2013...     $0.76       $0.73       4,079,811
                2012...     $0.64       $0.76       1,377,203
                2011...     $0.80       $0.64       1,039,583
                2010...     $0.69       $0.80         769,830
                2009...     $0.41       $0.69         529,033
               MORNINGSTAR AGGRESSIVE GROWTH ETF ASSET
                ALLOCATION SUB-ACCOUNT:
                2018...     $1.26       $1.12       1,090,841
                2017...     $1.07       $1.26       1,145,467
                2016...     $0.98       $1.07       1,652,467
                2015...     $1.02       $0.98       1,372,775
                2014...     $1.00       $1.02       1,559,021
                2013...     $0.86       $1.00       1,205,852
                2012...     $0.77       $0.86         707,244
                2011...     $0.82       $0.77         629,830
                2010...     $0.72       $0.82         564,937
                2009...     $0.58       $0.72         523,589
               MORNINGSTAR BALANCED ETF ASSET ALLOCATION
                SUB-ACCOUNT:
                2018...     $1.26       $1.16       3,460,133
                2017...     $1.13       $1.26       5,702,315
                2016...     $1.07       $1.13       6,999,676
                2015...     $1.11       $1.07       8,168,687
                2014...     $1.08       $1.11       8,245,686
                2013...     $0.99       $1.08       9,596,518
                2012...     $0.91       $0.99       8,249,613
                2011...     $0.93       $0.91       7,680,986
                2010...     $0.84       $0.93       6,972,524
                2009...     $0.72       $0.84       5,872,763
               MORNINGSTAR CONSERVATIVE ETF ASSET ALLOCATION
                SUB-ACCOUNT:
                2018...     $1.14       $1.09       1,804,355
                2017...     $1.09       $1.14       2,674,652
                2016...     $1.06       $1.09       3,558,177
                2015...     $1.10       $1.06       3,362,321
                2014...     $1.09       $1.10       3,656,038
                2013...     $1.08       $1.09       4,026,292
                2012...     $1.05       $1.08       4,378,511
                2011...     $1.03       $1.05       3,962,946
                2010...     $0.98       $1.03       3,000,615
                2009...     $0.93       $0.98       2,053,562

1.85% Variable Account Charge Continued



                        UNIT VALUE AT UNIT VALUE NUMBER OF UNITS
                        BEGINNING OF  AT END OF  OUTSTANDING AT
                           PERIOD       PERIOD    END OF PERIOD
                        ------------- ---------- ---------------
               MORNINGSTAR GROWTH ETF ASSET ALLOCATION
                SUB-ACCOUNT:
                2018...     $1.27       $1.15         807,769
                2017...     $1.11       $1.27       3,366,594
                2016...     $1.03       $1.11       5,986,542
                2015...     $1.07       $1.03       5,982,580
                2014...     $1.04       $1.07       6,102,446
                2013...     $0.91       $1.04       7,441,147
                2012...     $0.82       $0.91       7,390,773
                2011...     $0.87       $0.82       7,793,179
                2010...     $0.77       $0.87       8,632,126
                2009...     $0.64       $0.77       8,166,250
               MORNINGSTAR INCOME AND GROWTH ETF ASSET
                ALLOCATION SUB-ACCOUNT:
                2018...     $1.20       $1.12       2,113,838
                2017...     $1.11       $1.20       2,887,402
                2016...     $1.06       $1.11       4,338,977
                2015...     $1.10       $1.06       4,546,786
                2014...     $1.08       $1.10       5,220,553
                2013...     $1.03       $1.08       5,340,092
                2012...     $0.97       $1.03       4,068,347
                2011...     $0.98       $0.97       3,737,551
                2010...     $0.91       $0.98       2,784,740
                2009...     $0.82       $0.91       2,256,461
               NEUBERGER BERMAN AMT SOCIALLY RESPONSIVE
                SUB-ACCOUNT:
                2018...     $1.63       $1.51         388,154
                2017...     $1.41       $1.63         402,779
                2016...     $1.31       $1.41         455,190
                2015...     $1.34       $1.31         272,018
                2014...     $1.24       $1.34         189,913
                2013...     $0.92       $1.24         257,466
                2012...     $0.85       $0.92          93,567
                2011...     $0.89       $0.85          68,729
                2010...     $0.74       $0.89          67,503
                2009...     $0.57       $0.74              --
               OPPENHEIMER INTERNATIONAL GROWTH/VA SUB-ACCOUNT:
                2018...     $3.37       $2.66       2,351,967
                2017...     $2.71       $3.37       2,309,376
                2016...     $2.84       $2.71       2,472,269
                2015...     $2.81       $2.84       2,457,395
                2014...     $3.08       $2.81       2,341,440
                2013...     $2.49       $3.08       1,735,976
                2012...     $2.09       $2.49         250,075
                2011...     $2.30       $2.09         250,353
                2010...     $2.05       $2.30         181,214
                2009...     $1.50       $2.05         157,626





                        UNIT VALUE AT UNIT VALUE NUMBER OF UNITS
                        BEGINNING OF  AT END OF  OUTSTANDING AT
                           PERIOD       PERIOD    END OF PERIOD
                        ------------- ---------- ---------------
               OPPENHEIMER MAIN STREET SMALL CAP(R)/VA
                SUB-ACCOUNT:
                2018...     $1.78       $1.57       1,008,591
                2017...     $1.60       $1.78       1,032,011
                2016...     $1.38       $1.60       1,072,152
                2015...     $1.50       $1.38         713,574
                2014...     $1.37       $1.50         571,774
                2013...     $0.99       $1.37         576,440
                2012...     $0.86       $0.99         206,754
                2011...     $0.89       $0.86          89,436
                2010...     $0.74       $0.89          66,815
                2009...     $0.55       $0.74          57,914
               PIMCO VIT GLOBAL DIVERSIFIED ALLOCATION
                SUB-ACCOUNT(F):
                2018...     $1.21       $1.08      12,659,087
                2017...     $1.06       $1.21      11,718,948
                2016...     $1.00       $1.06       9,114,403
                2015...     $1.08       $1.00       8,556,594
                2014...     $1.04       $1.08       5,525,506
                2013...     $1.00       $1.04       1,927,479
               PIMCO VIT LOW DURATION SUB-ACCOUNT(B):
                2018...     $0.98       $0.97      10,449,860
                2017...     $0.99       $0.98      10,822,176
                2016...     $0.99       $0.99      11,074,986
                2015...     $1.01       $0.99      11,278,721
                2014...     $1.02       $1.01      11,748,531
                2013...     $1.04       $1.02      11,006,256
                2012...     $1.00       $1.04       6,527,515
                2011...     $1.01       $1.00       4,424,373
                2010...     $1.00       $1.01       1,503,971
               PIMCO VIT TOTAL RETURN SUB-ACCOUNT(B):
                2018...     $1.13       $1.10      25,100,969
                2017...     $1.10       $1.13      27,806,404
                2016...     $1.09       $1.10      27,229,152
                2015...     $1.11       $1.09      28,807,574
                2014...     $1.08       $1.11      29,315,598
                2013...     $1.12       $1.08      25,870,572
                2012...     $1.05       $1.12      10,996,886
                2011...     $1.03       $1.05       6,492,111
                2010...     $1.00       $1.03       2,854,454
               PUTNAM VT EQUITY INCOME SUB-ACCOUNT(A)(T):
                2018...     $2.55       $2.29       1,224,193
                2017...     $2.19       $2.55       1,208,641
                2016...     $1.96       $2.19         351,573
                2015...     $2.06       $1.96         267,809
                2014...     $1.87       $2.06         302,906
                2013...     $1.43       $1.87         753,793
                2012...     $1.23       $1.43         116,203
                2011...     $1.22       $1.23         102,972
                2010...     $1.11       $1.22         101,713
                2009...     $0.87       $1.11         100,545

1.85% Variable Account Charge Continued



                        UNIT VALUE AT UNIT VALUE NUMBER OF UNITS
                        BEGINNING OF  AT END OF  OUTSTANDING AT
                           PERIOD       PERIOD    END OF PERIOD
                        ------------- ---------- ---------------
               PUTNAM VT GROWTH OPPORTUNITIES SUB-ACCOUNT(P):
                2018...     $2.60       $2.61       2,075,171
                2017...     $2.02       $2.60         779,545
                2016...     $2.01       $2.02         347,291
                2015...     $2.18       $2.01       1,368,306
                2014...     $2.02       $2.18       1,877,115
                2013...     $1.43       $2.02         354,937
                2012...     $1.28       $1.43         156,963
                2011...     $1.58       $1.28         178,721
                2010...     $1.34       $1.58          98,458
                2009...     $0.83       $1.34          45,534
               PUTNAM VT INTERNATIONAL EQUITY SUB-ACCOUNT:
                2018...     $2.02       $1.61          68,435
                2017...     $1.63       $2.02          75,672
                2016...     $1.70       $1.63         272,183
                2015...     $1.73       $1.70         121,481
                2014...     $1.89       $1.73         109,325
                2013...     $1.50       $1.89         105,578
                2012...     $1.26       $1.50         118,220
                2011...     $1.54       $1.26         114,326
                2010...     $1.43       $1.54         109,083
                2009...     $1.17       $1.43         106,284
               PUTNAM VT SUSTAINABLE LEADERS SUB-ACCOUNT(AA):
                2018...     $3.04       $2.94         236,837
                2017...     $2.40       $3.04         301,493
                2016...     $2.27       $2.40          86,352
                2015...     $2.32       $2.27       1,026,563
                2014...     $2.08       $2.32         806,090
                2013...     $1.55       $2.08          59,909
                2012...     $1.35       $1.55          53,672
                2011...     $1.45       $1.35          37,434
                2010...     $1.24       $1.45          20,364
                2009...     $0.96       $1.24           1,317
               SFT CORE BOND SUB-ACCOUNT(AB)(AE):
                2018...     $1.32       $1.28      20,400,038
                2017...     $1.28       $1.32      17,847,077
                2016...     $1.25       $1.28      19,280,052
                2015...     $1.27       $1.25      17,120,118
                2014...     $1.22       $1.27      13,384,070
                2013...     $1.25       $1.22      11,383,676
                2012...     $1.18       $1.25       9,489,713
                2011...     $1.12       $1.18       9,613,880
                2010...     $1.04       $1.12       9,400,906
                2009...     $0.92       $1.04       9,018,635
               SFT DYNAMIC MANAGED VOLATILITY
                SUB-ACCOUNT(F)(AC):
                2018...     $1.32       $1.26      35,045,773
                2017...     $1.14       $1.32      33,383,773
                2016...     $1.07       $1.14      31,925,632
                2015...     $1.12       $1.07      28,184,467
                2014...     $1.06       $1.12      14,137,548
                2013...     $1.00       $1.06       3,667,139





                        UNIT VALUE AT UNIT VALUE NUMBER OF UNITS
                        BEGINNING OF  AT END OF  OUTSTANDING AT
                           PERIOD       PERIOD    END OF PERIOD
                        ------------- ---------- ---------------
               SFT GOVERNMENT MONEY MARKET SUB-ACCOUNT(AC):
                2018...     $0.88       $0.88       9,986,453
                2017...     $0.90       $0.88       2,821,712
                2016...     $0.92       $0.90       5,187,824
                2015...     $0.93       $0.92       4,718,438
                2014...     $0.95       $0.93       6,569,631
                2013...     $0.97       $0.95       4,164,298
                2012...     $0.99       $0.97       4,202,714
                2011...     $1.00       $0.99       4,468,094
                2010...     $1.02       $1.00       2,656,270
                2009...     $1.04       $1.02       2,508,234
               SFT INDEX 400 MID-CAP SUB-ACCOUNT(AC):
                2018...     $3.76       $3.27       1,286,442
                2017...     $3.31       $3.76       1,477,683
                2016...     $2.81       $3.31       3,696,016
                2015...     $2.94       $2.81       1,869,981
                2014...     $2.74       $2.94       2,208,847
                2013...     $2.11       $2.74       2,326,886
                2012...     $1.83       $2.11       2,460,488
                2011...     $1.91       $1.83       2,225,867
                2010...     $1.54       $1.91       2,131,799
                2009...     $1.15       $1.54       2,102,240
               SFT INDEX 500 SUB-ACCOUNT(AC):
                2018...     $2.81       $2.62       2,129,052
                2017...     $2.36       $2.81       2,825,795
                2016...     $2.16       $2.36       3,132,826
                2015...     $2.18       $2.16       2,675,523
                2014...     $1.96       $2.18       2,240,629
                2013...     $1.52       $1.96       1,844,995
                2012...     $1.34       $1.52         390,648
                2011...     $1.34       $1.34         303,718
                2010...     $1.19       $1.34         254,942
                2009...     $0.97       $1.19         495,104
               SFT INTERNATIONAL BOND SUB-ACCOUNT(AC):
                2018...     $1.39       $1.38       4,568,815
                2017...     $1.40       $1.39       4,819,753
                2016...     $1.38       $1.40       5,318,850
                2015...     $1.47       $1.38       5,086,424
                2014...     $1.47       $1.47       4,899,301
                2013...     $1.50       $1.47       4,835,369
                2012...     $1.31       $1.50       3,792,340
                2011...     $1.34       $1.31       3,377,658
                2010...     $1.20       $1.34       2,347,081
                2009...     $1.04       $1.20       2,019,202
               SFT IVY/SM/ GROWTH SUB-ACCOUNT(H)(I):
                2018...     $2.78       $2.79       4,512,924
                2017...     $2.19       $2.78       4,406,274
                2016...     $2.21       $2.19       5,915,234
                2015...     $2.11       $2.21       7,474,124
                2014...     $1.90       $2.11       7,039,289

1.85% Variable Account Charge Continued



                        UNIT VALUE AT UNIT VALUE NUMBER OF UNITS
                        BEGINNING OF  AT END OF  OUTSTANDING AT
                           PERIOD       PERIOD    END OF PERIOD
                        ------------- ---------- ---------------
               SFT IVY/SM/ SMALL CAP GROWTH SUB-ACCOUNT(H)(J):
                2018...     $2.70       $2.55       1,525,265
                2017...     $2.20       $2.70       1,195,029
                2016...     $1.85       $2.20       1,280,571
                2015...     $1.95       $1.85       1,109,772
                2014...     $1.83       $1.95       1,196,501
               SFT MANAGED VOLATILITY EQUITY SUB-ACCOUNT(O)(AC):
                2018...     $1.17       $1.09      26,111,494
                2017...     $1.02       $1.17      24,148,719
                2016...     $1.00       $1.02      21,224,269
                2015...     $1.00       $1.00          41,148
               SFT REAL ESTATE SECURITIES SUB-ACCOUNT(AC):
                2018...     $3.25       $3.01       2,437,439
                2017...     $3.14       $3.25       2,676,870
                2016...     $3.06       $3.14       2,899,259
                2015...     $2.97       $3.06       2,568,859
                2014...     $2.32       $2.97       2,592,763
                2013...     $2.34       $2.32       2,385,722
                2012...     $2.02       $2.34       1,506,656
                2011...     $1.95       $2.02       1,444,573
                2010...     $1.54       $1.95       1,408,128
                2009...     $1.26       $1.54       1,365,113
               SFT T. ROWE PRICE VALUE SUB-ACCOUNT(H)(L):
                2018...     $3.01       $2.67       4,283,271
                2017...     $2.59       $3.01       4,954,317
                2016...     $2.38       $2.59       6,409,366
                2015...     $2.48       $2.38       6,960,722
                2014...     $2.31       $2.48       7,452,783
               SFT WELLINGTON CORE EQUITY SUB-ACCOUNT(H)(K)(Z):
                2018...     $3.27       $3.14       1,649,699
                2017...     $2.75       $3.27       2,119,373
                2016...     $2.66       $2.75       2,431,437
                2015...     $2.69       $2.66       3,424,603
                2014...     $2.44       $2.69       2,992,654
               TEMPLETON DEVELOPING MARKETS VIP SUB-ACCOUNT:
                2018...     $3.21       $2.65         557,649
                2017...     $2.33       $3.21         778,543
                2016...     $2.02       $2.33         784,124
                2015...     $2.56       $2.02         657,889
                2014...     $2.85       $2.56         656,576
                2013...     $2.93       $2.85         622,858
                2012...     $2.64       $2.93         479,269
                2011...     $3.19       $2.64         416,709
                2010...     $2.76       $3.19         395,934
                2009...     $1.63       $2.76         414,316
               TOPS(R) MANAGED RISK BALANCED ETF SUB-ACCOUNT(E):
                2018...     $1.16       $1.07       2,881,431
                2017...     $1.06       $1.16       3,198,877
                2016...     $1.02       $1.06       4,474,043
                2015...     $1.09       $1.02       3,440,641
                2014...     $1.08       $1.09       3,650,627
                2013...     $1.02       $1.08       4,340,748
                2012...     $1.00       $1.02         745,839





                        UNIT VALUE AT UNIT VALUE NUMBER OF UNITS
                        BEGINNING OF  AT END OF  OUTSTANDING AT
                           PERIOD       PERIOD    END OF PERIOD
                        ------------- ---------- ---------------
               TOPS(R) MANAGED RISK FLEX ETF SUB-ACCOUNT(G):
                2018...     $1.09       $1.00      12,685,980
                2017...     $0.99       $1.09      12,980,337
                2016...     $0.96       $0.99      11,448,299
                2015...     $1.03       $0.96       8,771,067
                2014...     $1.03       $1.03       5,524,537
                2013...     $1.00       $1.03         630,305
               TOPS(R) MANAGED RISK GROWTH ETF SUB-ACCOUNT(E):
                2018...     $1.22       $1.10      14,747,481
                2017...     $1.06       $1.22      16,114,499
                2016...     $1.02       $1.06      17,377,882
                2015...     $1.15       $1.02      19,245,596
                2014...     $1.15       $1.15      18,825,670
                2013...     $1.01       $1.15      16,763,478
                2012...     $1.00       $1.01         995,406
               TOPS(R) MANAGED RISK MODERATE GROWTH ETF
                SUB-ACCOUNT(E):
                2018...     $1.21       $1.10       2,271,277
                2017...     $1.08       $1.21       3,001,750
                2016...     $1.04       $1.08       2,864,256
                2015...     $1.13       $1.04       4,428,985
                2014...     $1.12       $1.13       5,124,329
                2013...     $1.02       $1.12       4,501,735
                2012...     $1.00       $1.02       1,026,847



1.90% Variable Account Charge



                        UNIT VALUE AT UNIT VALUE NUMBER OF UNITS
                        BEGINNING OF  AT END OF  OUTSTANDING AT
                           PERIOD       PERIOD    END OF PERIOD
                        ------------- ---------- ---------------
               AB VPS DYNAMIC ASSET ALLOCATION SUB-ACCOUNT(F):
                2018...     $1.18       $1.07            --
                2017...     $1.05       $1.18            --
                2016...     $1.03       $1.05            --
               AB VPS INTERNATIONAL VALUE SUB-ACCOUNT:
                2018...     $0.67       $0.51        44,020
                2017...     $0.54       $0.67        35,424
                2016...     $0.56       $0.54            --
               AMERICAN CENTURY VP INCOME & GROWTH SUB-ACCOUNT:
                2018...     $2.59       $2.36         2,714
                2017...     $2.20       $2.59            --
                2016...     $1.98       $2.20            --
               AMERICAN CENTURY VP INFLATION PROTECTION
                SUB-ACCOUNT:
                2018...     $1.18       $1.13        29,306
                2017...     $1.16       $1.18        29,474
                2016...     $1.13       $1.16        25,359
               AMERICAN FUNDS IS GLOBAL BOND SUB-ACCOUNT(C):
                2018...     $0.97       $0.94         5,073
                2017...     $0.93       $0.97         6,538
                2016...     $0.92       $0.93            --

1.90% Variable Account Charge Continued



                        UNIT VALUE AT UNIT VALUE NUMBER OF UNITS
                        BEGINNING OF  AT END OF  OUTSTANDING AT
                           PERIOD       PERIOD    END OF PERIOD
                        ------------- ---------- ---------------
               AMERICAN FUNDS IS GLOBAL GROWTH SUB-ACCOUNT(C):
                2018...     $1.69       $1.51        13,649
                2017...     $1.31       $1.69        13,668
                2016...     $1.33       $1.31        11,342
               AMERICAN FUNDS IS GLOBAL SMALL CAPITALIZATION
                SUB-ACCOUNT(C):
                2018...     $1.36       $1.19        12,757
                2017...     $1.10       $1.36         7,729
                2016...     $1.09       $1.10         3,713
               AMERICAN FUNDS IS GROWTH SUB-ACCOUNT(C):
                2018...     $1.93       $1.88        15,757
                2017...     $1.53       $1.93        13,262
                2016...     $1.42       $1.53         6,218
               AMERICAN FUNDS IS GROWTH-INCOME SUB-ACCOUNT(C):
                2018...     $1.94       $1.87        75,111
                2017...     $1.61       $1.94        75,111
                2016...     $1.47       $1.61        79,229
               AMERICAN FUNDS IS INTERNATIONAL SUB-ACCOUNT(C):
                2018...     $1.26       $1.08        17,259
                2017...     $0.98       $1.26        17,013
                2016...     $0.96       $0.98        17,450
               AMERICAN FUNDS IS NEW WORLD(R) SUB-ACCOUNT(C):
                2018...     $1.15       $0.97        15,173
                2017...     $0.91       $1.15         8,078
                2016...     $0.88       $0.91         8,528
               AMERICAN FUNDS IS U.S. GOVERNMENT/AAA-RATED
                SECURITIES SUB-ACCOUNT(C):
                2018...     $1.02       $1.00        72,784
                2017...     $1.02       $1.02        76,486
                2016...     $1.03       $1.02        80,114
               CLEARBRIDGE VARIABLE SMALL CAP GROWTH
                SUB-ACCOUNT(N):
                2018...     $1.19       $1.21            --
                2017...     $0.98       $1.19            --
                2016...     $0.95       $0.98            --
               FIDELITY(R) VIP FUNDS EQUITY-INCOME SUB-ACCOUNT:
                2018...     $2.43       $2.18        65,793
                2017...     $2.20       $2.43        72,814
                2016...     $1.90       $2.20        75,058
               FIDELITY(R) VIP FUNDS MID CAP SUB-ACCOUNT:
                2018...     $4.30       $3.60        11,453
                2017...     $3.64       $4.30        11,755
                2016...     $3.31       $3.64        12,163
               FRANKLIN MUTUAL SHARES VIP SUB-ACCOUNT:
                2018...     $2.29       $2.04        27,257
                2017...     $2.15       $2.29        26,181
                2016...     $1.89       $2.15        26,181
               FRANKLIN SMALL CAP VALUE VIP SUB-ACCOUNT:
                2018...     $1.74       $1.48         9,696
                2017...     $1.60       $1.74         1,242
                2016...     $1.25       $1.60            --





                        UNIT VALUE AT UNIT VALUE NUMBER OF UNITS
                        BEGINNING OF  AT END OF  OUTSTANDING AT
                           PERIOD       PERIOD    END OF PERIOD
                        ------------- ---------- ---------------
               FRANKLIN SMALL-MID CAP GROWTH VIP SUB-ACCOUNT:
                2018...     $2.89       $2.68          8,933
                2017...     $2.42       $2.89          9,140
                2016...     $2.37       $2.42          9,454
               GOLDMAN SACHS VIT GLOBAL TRENDS ALLOCATION
                SUB-ACCOUNT(F):
                2018...     $1.11       $1.04             --
                2017...     $1.00       $1.11             --
                2016...     $0.98       $1.00             --
               GOLDMAN SACHS VIT HIGH QUALITY FLOATING RATE
                SUB-ACCOUNT(B):
                2018...     $1.00       $0.99        138,267
                2017...     $1.00       $1.00        127,172
                2016...     $1.01       $1.00        128,799
               INVESCO V.I. AMERICAN VALUE SUB-ACCOUNT:
                2018...     $1.55       $1.32             --
                2017...     $1.44       $1.55             --
                2016...     $1.27       $1.44             --
               INVESCO V.I. COMSTOCK SUB-ACCOUNT:
                2018...     $2.81       $2.42          8,868
                2017...     $2.44       $2.81          6,270
                2016...     $2.12       $2.44          6,270
               INVESCO V.I. EQUITY AND INCOME SUB-ACCOUNT(D):
                2018...     $1.79       $1.58             --
                2017...     $1.64       $1.79             --
                2016...     $1.46       $1.64             --
               INVESCO V.I. GROWTH AND INCOME SUB-ACCOUNT:
                2018...     $2.89       $2.45          6,274
                2017...     $2.58       $2.89          6,306
                2016...     $2.20       $2.58          6,331
               INVESCO V.I. SMALL CAP EQUITY SUB-ACCOUNT:
                2018...     $1.53       $1.27         21,126
                2017...     $1.37       $1.53         11,839
                2016...     $1.25       $1.37             --
               IVY VIP ASSET STRATEGY SUB-ACCOUNT:
                2018...     $2.75       $2.55         30,163
                2017...     $2.37       $2.75         34,545
                2016...     $2.48       $2.37         26,738
               IVY VIP BALANCED SUB-ACCOUNT:
                2018...     $2.15       $2.04         31,193
                2017...     $1.96       $2.15         32,665
                2016...     $1.96       $1.96         34,273
               IVY VIP CORE EQUITY SUB-ACCOUNT:
                2018...     $2.85       $2.67          5,349
                2017...     $2.40       $2.85          5,687
                2016...     $2.36       $2.40          7,164
               IVY VIP GLOBAL GROWTH SUB-ACCOUNT:
                2018...     $2.33       $2.14         22,329
                2017...     $1.91       $2.33         25,705
                2016...     $2.00       $1.91         26,355
               IVY VIP HIGH INCOME SUB-ACCOUNT(F)(M):
                2018...     $1.13       $1.08         40,819
                2017...     $1.08       $1.13         51,616
                2016...     $0.94       $1.08         50,295

1.90% Variable Account Charge Continued



                        UNIT VALUE AT UNIT VALUE NUMBER OF UNITS
                        BEGINNING OF  AT END OF  OUTSTANDING AT
                           PERIOD       PERIOD    END OF PERIOD
                        ------------- ---------- ---------------
               IVY VIP INTERNATIONAL CORE EQUITY SUB-ACCOUNT:
                2018...     $2.90       $2.34        98,349
                2017...     $2.40       $2.90        88,765
                2016...     $2.42       $2.40        86,581
               IVY VIP MID CAP GROWTH SUB-ACCOUNT:
                2018...     $2.88       $2.82         1,092
                2017...     $2.31       $2.88         1,286
                2016...     $2.22       $2.31         1,432
               IVY VIP NATURAL RESOURCES SUB-ACCOUNT(Q):
                2018...     $1.04       $0.78        76,794
                2017...     $1.03       $1.04        72,917
                2016...     $0.85       $1.03        38,187
               IVY VIP PATHFINDER MODERATE -- MANAGED
                VOLATILITY SUB-ACCOUNT(G):
                2018...     $1.16       $1.09            --
                2017...     $1.04       $1.16            --
                2016...     $1.04       $1.04            --
               IVY VIP PATHFINDER MODERATELY AGGRESSIVE --
                MANAGED VOLATILITY SUB-ACCOUNT(G):
                2018...     $1.19       $1.11            --
                2017...     $1.05       $1.19            --
                2016...     $1.04       $1.05            --
               IVY VIP PATHFINDER MODERATELY CONSERVATIVE --
                MANAGED VOLATILITY SUB-ACCOUNT(G):
                2018...     $1.12       $1.06            --
                2017...     $1.02       $1.12            --
                2016...     $1.02       $1.02            --
               IVY VIP SCIENCE AND TECHNOLOGY SUB-ACCOUNT:
                2018...     $4.17       $3.87        29,122
                2017...     $3.21       $4.17        28,243
                2016...     $2.98       $3.21        17,455
               IVY VIP SMALL CAP CORE SUB-ACCOUNT(R):
                2018...     $3.72       $3.27        17,045
                2017...     $3.34       $3.72        17,700
                2016...     $1.78       $3.34        17,483
               IVY VIP SMALL CAP GROWTH SUB-ACCOUNT(AD):
                2018...     $3.34       $3.43         4,809
                2017...     $3.13       $3.34         4,279
                2016...     $2.81       $3.13           816
               IVY VIP VALUE SUB-ACCOUNT:
                2018...     $2.37       $2.16        20,198
                2017...     $2.15       $2.37        20,198
                2016...     $1.77       $2.15        20,198
               JANUS HENDERSON BALANCED SUB-ACCOUNT(U):
                2018...     $2.49       $2.45         5,024
                2017...     $2.15       $2.49         5,303
                2016...     $2.10       $2.15         5,024
               JANUS HENDERSON FLEXIBLE BOND SUB-ACCOUNT(N)(V):
                2018...     $0.99       $0.96         3,600
                2017...     $0.98       $0.99         3,600
                2016...     $0.97       $0.98            --





                        UNIT VALUE AT UNIT VALUE NUMBER OF UNITS
                        BEGINNING OF  AT END OF  OUTSTANDING AT
                           PERIOD       PERIOD    END OF PERIOD
                        ------------- ---------- ---------------
               JANUS HENDERSON FORTY SUB-ACCOUNT(W):
                2018...     $3.71       $3.70         37,862
                2017...     $2.91       $3.71         36,691
                2016...     $2.90       $2.91         32,016
               JANUS HENDERSON MID CAP VALUE SUB-ACCOUNT(X):
                2018...     $1.65       $1.39          9,394
                2017...     $1.48       $1.65          6,202
                2016...     $1.27       $1.48             --
               JANUS HENDERSON OVERSEAS SUB-ACCOUNT(Y):
                2018...     $2.79       $2.32         54,013
                2017...     $2.17       $2.79         52,961
                2016...     $2.37       $2.17         56,705
               MFS(R) MID CAP GROWTH SERIES SUB-ACCOUNT:
                2018...     $2.55       $2.53             --
                2017...     $2.05       $2.55             --
                2016...     $2.00       $2.05             --
               MFS(R) VIT II INTERNATIONAL VALUE SUB-ACCOUNT(N):
                2018...     $1.22       $1.08        105,127
                2017...     $0.98       $1.22        125,105
                2016...     $0.96       $0.98        128,698
               MORGAN STANLEY VIF EMERGING MARKETS EQUITY
                SUB-ACCOUNT(S):
                2018...     $0.83       $0.67         26,305
                2017...     $0.63       $0.83         20,593
                2016...     $0.60       $0.63         17,050
               MORNINGSTAR AGGRESSIVE GROWTH ETF ASSET
                ALLOCATION SUB-ACCOUNT:
                2018...     $1.25       $1.11          4,378
                2017...     $1.06       $1.25          4,378
                2016...     $0.97       $1.06             --
               MORNINGSTAR BALANCED ETF ASSET ALLOCATION
                SUB-ACCOUNT:
                2018...     $1.26       $1.16        263,586
                2017...     $1.13       $1.26        192,973
                2016...     $1.06       $1.13             --
               MORNINGSTAR CONSERVATIVE ETF ASSET ALLOCATION
                SUB-ACCOUNT:
                2018...     $1.13       $1.09             --
                2017...     $1.09       $1.13             --
                2016...     $1.06       $1.09             --
               MORNINGSTAR GROWTH ETF ASSET ALLOCATION
                SUB-ACCOUNT:
                2018...     $1.27       $1.14         74,120
                2017...     $1.10       $1.27         78,092
                2016...     $1.02       $1.10         78,092
               MORNINGSTAR INCOME AND GROWTH ETF ASSET
                ALLOCATION SUB-ACCOUNT:
                2018...     $1.19       $1.12         68,773
                2017...     $1.10       $1.19        123,857
                2016...     $1.06       $1.10        123,857

1.90% Variable Account Charge Continued



                        UNIT VALUE AT UNIT VALUE NUMBER OF UNITS
                        BEGINNING OF  AT END OF  OUTSTANDING AT
                           PERIOD       PERIOD    END OF PERIOD
                        ------------- ---------- ---------------
               NEUBERGER BERMAN AMT SOCIALLY RESPONSIVE
                SUB-ACCOUNT:
                2018...     $1.62       $1.50             --
                2017...     $1.40       $1.62             --
                2016...     $1.30       $1.40             --
               OPPENHEIMER INTERNATIONAL GROWTH/VA SUB-ACCOUNT:
                2018...     $3.34       $2.64          2,715
                2017...     $2.69       $3.34          1,567
                2016...     $2.82       $2.69             --
               OPPENHEIMER MAIN STREET SMALL CAP(R)/VA
                SUB-ACCOUNT:
                2018...     $1.78       $1.56             --
                2017...     $1.59       $1.78             --
                2016...     $1.38       $1.59             --
               PIMCO VIT GLOBAL DIVERSIFIED ALLOCATION
                SUB-ACCOUNT(F):
                2018...     $1.21       $1.08             --
                2017...     $1.06       $1.21             --
                2016...     $1.00       $1.06             --
               PIMCO VIT LOW DURATION SUB-ACCOUNT(B):
                2018...     $0.98       $0.96         58,013
                2017...     $0.99       $0.98         60,623
                2016...     $0.99       $0.99         63,182
               PIMCO VIT TOTAL RETURN SUB-ACCOUNT(B):
                2018...     $1.12       $1.10          3,197
                2017...     $1.09       $1.12          4,295
                2016...     $1.09       $1.09         14,538
               PUTNAM VT EQUITY INCOME SUB-ACCOUNT(A)(T):
                2018...     $2.54       $2.28         25,782
                2017...     $2.18       $2.54         27,268
                2016...     $1.95       $2.18         13,690
               PUTNAM VT GROWTH OPPORTUNITIES SUB-ACCOUNT(P):
                2018...     $2.58       $2.59             --
                2017...     $2.01       $2.58             --
                2016...     $1.99       $2.01             --
               PUTNAM VT INTERNATIONAL EQUITY SUB-ACCOUNT:
                2018...     $2.01       $1.59         14,472
                2017...     $1.62       $2.01         14,052
                2016...     $1.69       $1.62         14,174
               PUTNAM VT SUSTAINABLE LEADERS SUB-ACCOUNT(AA):
                2018...     $3.02       $2.92          4,807
                2017...     $2.38       $3.02          5,215
                2016...     $2.25       $2.38          5,506
               SFT CORE BOND SUB-ACCOUNT(AB)(AE):
                2018...     $1.31       $1.27        327,709
                2017...     $1.27       $1.31        286,369
                2016...     $1.24       $1.27        303,512
               SFT DYNAMIC MANAGED VOLATILITY
                SUB-ACCOUNT(F)(AC):
                2018...     $1.32       $1.26             --
                2017...     $1.14       $1.32             --
                2016...     $1.07       $1.14             --





                        UNIT VALUE AT UNIT VALUE NUMBER OF UNITS
                        BEGINNING OF  AT END OF  OUTSTANDING AT
                           PERIOD       PERIOD    END OF PERIOD
                        ------------- ---------- ---------------
               SFT GOVERNMENT MONEY MARKET SUB-ACCOUNT(AC):
                2018...     $0.88       $0.87        109,379
                2017...     $0.89       $0.88        161,636
                2016...     $0.91       $0.89        121,722
               SFT INDEX 400 MID-CAP SUB-ACCOUNT(AC):
                2018...     $3.73       $3.24         39,208
                2017...     $3.29       $3.73         45,325
                2016...     $2.79       $3.29         44,907
               SFT INDEX 500 SUB-ACCOUNT(AC):
                2018...     $2.79       $2.60        112,756
                2017...     $2.34       $2.79        113,705
                2016...     $2.14       $2.34        127,059
               SFT INTERNATIONAL BOND SUB-ACCOUNT(AC):
                2018...     $1.38       $1.37        145,410
                2017...     $1.39       $1.38        142,761
                2016...     $1.37       $1.39        144,074
               SFT IVY/SM/ GROWTH SUB-ACCOUNT(H)(I):
                2018...     $2.76       $2.77        118,394
                2017...     $2.18       $2.76        137,849
                2016...     $2.20       $2.18        143,562
               SFT IVY/SM/ SMALL CAP GROWTH SUB-ACCOUNT(H)(J):
                2018...     $2.68       $2.53         17,019
                2017...     $2.18       $2.68         18,268
                2016...     $1.84       $2.18         15,716
               SFT MANAGED VOLATILITY EQUITY SUB-ACCOUNT(O)(AC):
                2018...     $1.17       $1.09             --
                2017...     $1.02       $1.17             --
                2016...     $1.00       $1.02             --
               SFT REAL ESTATE SECURITIES SUB-ACCOUNT(AC):
                2018...     $3.22       $2.99         38,396
                2017...     $3.12       $3.22         35,621
                2016...     $3.04       $3.12         35,084
               SFT T. ROWE PRICE VALUE SUB-ACCOUNT(H)(L):
                2018...     $2.99       $2.65         66,263
                2017...     $2.57       $2.99         67,355
                2016...     $2.37       $2.57         65,850
               SFT WELLINGTON CORE EQUITY SUB-ACCOUNT(H)(K)(Z):
                2018...     $3.25       $3.12         70,286
                2017...     $2.73       $3.25         68,338
                2016...     $2.65       $2.73         56,784
               TEMPLETON DEVELOPING MARKETS VIP SUB-ACCOUNT:
                2018...     $3.19       $2.63         18,759
                2017...     $2.31       $3.19         21,156
                2016...     $2.01       $2.31         25,468
               TOPS(R) MANAGED RISK BALANCED ETF SUB-ACCOUNT(E):
                2018...     $1.15       $1.06             --
                2017...     $1.06       $1.15             --
                2016...     $1.02       $1.06             --
               TOPS(R) MANAGED RISK FLEX ETF SUB-ACCOUNT(G):
                2018...     $1.08       $0.99             --
                2017...     $0.99       $1.08             --
                2016...     $0.96       $0.99             --

1.90% Variable Account Charge Continued



                        UNIT VALUE AT UNIT VALUE NUMBER OF UNITS
                        BEGINNING OF  AT END OF  OUTSTANDING AT
                           PERIOD       PERIOD    END OF PERIOD
                        ------------- ---------- ---------------
               TOPS(R) MANAGED RISK GROWTH ETF SUB-ACCOUNT(E):
                2018...     $1.22       $1.09          --
                2017...     $1.06       $1.22          --
                2016...     $1.02       $1.06          --
               TOPS(R) MANAGED RISK MODERATE GROWTH ETF
                SUB-ACCOUNT(E):
                2018...     $1.21       $1.10          --
                2017...     $1.08       $1.21          --
                2016...     $1.04       $1.08          --



2.00% Variable Account Charge



                        UNIT VALUE AT UNIT VALUE NUMBER OF UNITS
                        BEGINNING OF  AT END OF  OUTSTANDING AT
                           PERIOD       PERIOD    END OF PERIOD
                        ------------- ---------- ---------------
               AB VPS DYNAMIC ASSET ALLOCATION SUB-ACCOUNT(F):
                2018...     $1.17       $1.06          27,461
                2017...     $1.04       $1.17          26,817
                2016...     $1.03       $1.04          13,468
                2015...     $1.07       $1.03              --
                2014...     $1.04       $1.07              --
                2013...     $1.00       $1.04              --
               AB VPS INTERNATIONAL VALUE SUB-ACCOUNT:
                2018...     $0.66       $0.50           8,530
                2017...     $0.54       $0.66           9,280
                2016...     $0.55       $0.54          17,716
                2015...     $0.55       $0.55          17,192
                2014...     $0.60       $0.55          19,552
                2013...     $0.50       $0.60          20,280
                2012...     $0.45       $0.50          60,843
                2011...     $0.57       $0.45          61,837
                2010...     $0.55       $0.57           9,104
                2009...     $0.42       $0.55           7,758
               AMERICAN CENTURY VP INCOME & GROWTH SUB-ACCOUNT:
                2018...     $2.22       $2.02           6,214
                2017...     $1.88       $2.22         244,994
                2016...     $1.70       $1.88         194,894
                2015...     $1.84       $1.70         106,794
                2014...     $1.67       $1.84          12,388
                2013...     $1.26       $1.67          13,270
                2012...     $1.12       $1.26          25,242
                2011...     $1.11       $1.12          16,023
                2010...     $1.00       $1.11              --
                2009...     $0.86       $1.00              --
               AMERICAN CENTURY VP INFLATION PROTECTION
                SUB-ACCOUNT:
                2018...     $1.17       $1.11         731,361
                2017...     $1.15       $1.17         986,792
                2016...     $1.12       $1.15       1,261,612
                2015...     $1.18       $1.12       1,351,752
                2014...     $1.16       $1.18       1,434,760
                2013...     $1.29       $1.16       1,519,428
                2012...     $1.23       $1.29       1,463,532
                2011...     $1.12       $1.23         993,641
                2010...     $1.09       $1.12         612,509
                2009...     $1.01       $1.09         458,599





                        UNIT VALUE AT UNIT VALUE NUMBER OF UNITS
                        BEGINNING OF  AT END OF  OUTSTANDING AT
                           PERIOD       PERIOD    END OF PERIOD
                        ------------- ---------- ---------------
               AMERICAN FUNDS IS GLOBAL BOND SUB-ACCOUNT(C):
                2018...     $0.97       $0.94         20,492
                2017...     $0.92       $0.97         41,005
                2016...     $0.92       $0.92         26,446
                2015...     $0.98       $0.92          6,636
                2014...     $0.98       $0.98          4,597
                2013...     $1.03       $0.98          4,413
                2012...     $0.99       $1.03          9,411
                2011...     $1.00       $0.99             --
               AMERICAN FUNDS IS GLOBAL GROWTH SUB-ACCOUNT(C):
                2018...     $1.68       $1.50         27,139
                2017...     $1.30       $1.68         19,711
                2016...     $1.32       $1.30         20,583
                2015...     $1.26       $1.32         33,187
                2014...     $1.26       $1.26         34,806
                2013...     $0.99       $1.26         16,322
                2012...     $0.83       $0.99             --
                2011...     $1.00       $0.83          9,972
               AMERICAN FUNDS IS GLOBAL SMALL CAPITALIZATION
                SUB-ACCOUNT(C):
                2018...     $1.35       $1.18         19,239
                2017...     $1.09       $1.35         38,378
                2016...     $1.09       $1.09         24,953
                2015...     $1.11       $1.09         10,573
                2014...     $1.11       $1.11          9,304
                2013...     $0.88       $1.11          5,782
                2012...     $0.76       $0.88          6,554
                2011...     $1.00       $0.76          6,964
               AMERICAN FUNDS IS GROWTH SUB-ACCOUNT(C):
                2018...     $1.91       $1.87        163,591
                2017...     $1.52       $1.91        228,928
                2016...     $1.42       $1.52        371,855
                2015...     $1.35       $1.42        250,420
                2014...     $1.27       $1.35         32,148
                2013...     $1.00       $1.27        319,573
                2012...     $0.86       $1.00         62,604
                2011...     $1.00       $0.86         49,418
               AMERICAN FUNDS IS GROWTH-INCOME SUB-ACCOUNT(C):
                2018...     $1.92       $1.85         65,817
                2017...     $1.60       $1.92         94,882
                2016...     $1.47       $1.60        402,005
                2015...     $1.47       $1.47        303,726
                2014...     $1.36       $1.47         87,829
                2013...     $1.04       $1.36         81,888
                2012...     $0.90       $1.04         78,275
                2011...     $1.00       $0.90          4,613
               AMERICAN FUNDS IS INTERNATIONAL SUB-ACCOUNT(C):
                2018...     $1.26       $1.07         17,555
                2017...     $0.97       $1.26         21,002
                2016...     $0.96       $0.97         32,538
                2015...     $1.02       $0.96         32,266
                2014...     $1.07       $1.02         31,126
                2013...     $0.90       $1.07         21,818
                2012...     $0.78       $0.90         23,113
                2011...     $1.00       $0.78         15,553

2.00% Variable Account Charge Continued



                        UNIT VALUE AT UNIT VALUE NUMBER OF UNITS
                        BEGINNING OF  AT END OF  OUTSTANDING AT
                           PERIOD       PERIOD    END OF PERIOD
                        ------------- ---------- ---------------
               AMERICAN FUNDS IS NEW WORLD(R) SUB-ACCOUNT(C):
                2018...     $1.15       $0.97         24,602
                2017...     $0.90       $1.15         70,526
                2016...     $0.88       $0.90         51,802
                2015...     $0.92       $0.88         42,529
                2014...     $1.02       $0.92         38,301
                2013...     $0.94       $1.02         26,035
                2012...     $0.81       $0.94         16,699
                2011...     $1.00       $0.81         22,191
               AMERICAN FUNDS IS U.S. GOVERNMENT/AAA-RATED
                SECURITIES SUB-ACCOUNT(C):
                2018...     $1.01       $1.00        124,643
                2017...     $1.01       $1.01        122,381
                2016...     $1.02       $1.01        119,661
                2015...     $1.03       $1.02        116,519
                2014...     $1.00       $1.03         34,077
                2013...     $1.05       $1.00         33,995
                2012...     $1.05       $1.05         32,283
                2011...     $1.00       $1.05         22,899
               CLEARBRIDGE VARIABLE SMALL CAP GROWTH
                SUB-ACCOUNT(N):
                2018...     $1.19       $1.21        345,309
                2017...     $0.98       $1.19        471,510
                2016...     $0.95       $0.98             --
                2015...     $1.00       $0.95             --
               FIDELITY(R) VIP FUNDS EQUITY-INCOME SUB-ACCOUNT:
                2018...     $2.07       $1.86         55,762
                2017...     $1.88       $2.07        135,480
                2016...     $1.63       $1.88        714,689
                2015...     $1.73       $1.63        443,196
                2014...     $1.63       $1.73        491,710
                2013...     $1.30       $1.63        643,217
                2012...     $1.13       $1.30        518,744
                2011...     $1.15       $1.13        727,892
                2010...     $1.02       $1.15        888,575
                2009...     $0.80       $1.02        978,150
               FIDELITY(R) VIP FUNDS MID CAP SUB-ACCOUNT:
                2018...     $3.35       $2.80          8,350
                2017...     $2.84       $3.35         18,768
                2016...     $2.59       $2.84         40,426
                2015...     $2.68       $2.59         33,784
                2014...     $2.58       $2.68         72,573
                2013...     $1.94       $2.58         68,332
                2012...     $1.73       $1.94         53,770
                2011...     $1.97       $1.73         38,198
                2010...     $1.57       $1.97         44,779
                2009...     $1.14       $1.57         40,402





                        UNIT VALUE AT UNIT VALUE NUMBER OF UNITS
                        BEGINNING OF  AT END OF  OUTSTANDING AT
                           PERIOD       PERIOD    END OF PERIOD
                        ------------- ---------- ---------------
               FRANKLIN MUTUAL SHARES VIP SUB-ACCOUNT:
                2018...     $2.03       $1.81         137,013
                2017...     $1.91       $2.03         190,770
                2016...     $1.68       $1.91          21,306
                2015...     $1.81       $1.68          23,146
                2014...     $1.72       $1.81          23,063
                2013...     $1.37       $1.72          23,990
                2012...     $1.22       $1.37          26,309
                2011...     $1.26       $1.22          21,702
                2010...     $1.16       $1.26          37,497
                2009...     $0.93       $1.16          22,473
               FRANKLIN SMALL CAP VALUE VIP SUB-ACCOUNT:
                2018...     $1.72       $1.47          92,290
                2017...     $1.59       $1.72         165,525
                2016...     $1.24       $1.59         597,517
                2015...     $1.37       $1.24         309,094
                2014...     $1.39       $1.37         320,075
                2013...     $1.04       $1.39         279,923
                2012...     $0.90       $1.04         339,972
                2011...     $0.95       $0.90         330,651
                2010...     $0.76       $0.95         368,589
                2009...     $0.60       $0.76         342,832
               FRANKLIN SMALL-MID CAP GROWTH VIP SUB-ACCOUNT:
                2018...     $2.29       $2.12          51,261
                2017...     $1.92       $2.29          58,930
                2016...     $1.88       $1.92          69,012
                2015...     $1.98       $1.88          57,952
                2014...     $1.88       $1.98          65,144
                2013...     $1.38       $1.88          68,571
                2012...     $1.27       $1.38          78,647
                2011...     $1.37       $1.27          26,224
                2010...     $1.09       $1.37          24,402
                2009...     $0.78       $1.09          21,928
               GOLDMAN SACHS VIT GLOBAL TRENDS ALLOCATION
                SUB-ACCOUNT(F):
                2018...     $1.10       $1.04           2,603
                2017...     $1.00       $1.10           2,677
                2016...     $0.97       $1.00              --
                2015...     $1.06       $0.97              --
                2014...     $1.04       $1.06          70,268
                2013...     $1.00       $1.04         200,966
               GOLDMAN SACHS VIT HIGH QUALITY FLOATING RATE
                SUB-ACCOUNT(B):
                2018...     $0.99       $0.98         362,014
                2017...     $0.99       $0.99         460,451
                2016...     $1.00       $0.99         641,549
                2015...     $1.03       $1.00         656,013
                2014...     $1.05       $1.03         782,914
                2013...     $1.07       $1.05         870,149
                2012...     $1.06       $1.07       1,066,042
                2011...     $1.02       $1.06         388,995
                2010...     $1.00       $1.02          91,271

2.00% Variable Account Charge Continued



                        UNIT VALUE AT UNIT VALUE NUMBER OF UNITS
                        BEGINNING OF  AT END OF  OUTSTANDING AT
                           PERIOD       PERIOD    END OF PERIOD
                        ------------- ---------- ---------------
               INVESCO V.I. AMERICAN VALUE SUB-ACCOUNT:
                2018...     $1.53       $1.31         22,842
                2017...     $1.42       $1.53         72,649
                2016...     $1.26       $1.42         80,149
                2015...     $1.42       $1.26         76,263
                2014...     $1.32       $1.42         85,500
                2013...     $1.01       $1.32        286,635
                2012...     $0.88       $1.01         31,185
                2011...     $0.89       $0.88         16,653
                2010...     $0.74       $0.89             --
                2009...     $0.54       $0.74             --
               INVESCO V.I. COMSTOCK SUB-ACCOUNT:
                2018...     $2.39       $2.05        257,126
                2017...     $2.07       $2.39        381,347
                2016...     $1.81       $2.07        305,773
                2015...     $1.96       $1.81        420,232
                2014...     $1.84       $1.96        576,770
                2013...     $1.38       $1.84        314,999
                2012...     $1.18       $1.38        309,696
                2011...     $1.23       $1.18        170,249
                2010...     $1.09       $1.23         50,836
                2009...     $0.87       $1.09          8,448
               INVESCO V.I. EQUITY AND INCOME SUB-ACCOUNT(D):
                2018...     $1.64       $1.45          3,555
                2017...     $1.51       $1.64          3,647
                2016...     $1.34       $1.51          7,040
                2015...     $1.40       $1.34          6,128
                2014...     $1.31       $1.40          6,213
                2013...     $1.07       $1.31          6,364
                2012...     $0.98       $1.07          6,702
                2011...     $1.01       $0.98          3,465
                2010...     $0.96       $1.01          3,495
                2009...     $0.73       $0.96          3,523
               INVESCO V.I. GROWTH AND INCOME SUB-ACCOUNT:
                2018...     $2.49       $2.11        111,312
                2017...     $2.23       $2.49        153,698
                2016...     $1.90       $2.23        233,441
                2015...     $2.01       $1.90          9,327
                2014...     $1.86       $2.01          9,521
                2013...     $1.42       $1.86         31,837
                2012...     $1.27       $1.42         13,906
                2011...     $1.32       $1.27         14,309
                2010...     $1.20       $1.32          6,505
                2009...     $0.99       $1.20          6,557
               INVESCO V.I. SMALL CAP EQUITY SUB-ACCOUNT:
                2018...     $1.51       $1.26        121,787
                2017...     $1.36       $1.51        172,326
                2016...     $1.24       $1.36        381,432
                2015...     $1.34       $1.24        391,933
                2014...     $1.34       $1.34        411,244
                2013...     $1.00       $1.34        458,062
                2012...     $0.89       $1.00        503,399
                2011...     $0.92       $0.89        447,763
                2010...     $0.73       $0.92        499,675
                2009...     $0.62       $0.73        474,705





                        UNIT VALUE AT UNIT VALUE NUMBER OF UNITS
                        BEGINNING OF  AT END OF  OUTSTANDING AT
                           PERIOD       PERIOD    END OF PERIOD
                        ------------- ---------- ---------------
               IVY VIP ASSET STRATEGY SUB-ACCOUNT:
                2018...     $2.71       $2.51          55,911
                2017...     $2.34       $2.71          74,035
                2016...     $2.45       $2.34         151,480
                2015...     $2.73       $2.45         156,758
                2014...     $2.94       $2.73         197,406
                2013...     $2.39       $2.94         239,956
                2012...     $2.05       $2.39         239,898
                2011...     $2.25       $2.05         205,132
                2010...     $2.12       $2.25         191,052
                2009...     $1.73       $2.12         199,559
               IVY VIP BALANCED SUB-ACCOUNT:
                2018...     $2.09       $1.98           8,027
                2017...     $1.92       $2.09          35,020
                2016...     $1.92       $1.92          96,894
                2015...     $1.96       $1.92          93,090
                2014...     $1.86       $1.96          95,913
                2013...     $1.53       $1.86          90,401
                2012...     $1.40       $1.53          83,852
                2011...     $1.38       $1.40          76,143
                2010...     $1.20       $1.38          22,531
                2009...     $1.09       $1.20          25,240
               IVY VIP CORE EQUITY SUB-ACCOUNT:
                2018...     $2.79       $2.61          17,509
                2017...     $2.36       $2.79          56,775
                2016...     $2.32       $2.36          82,818
                2015...     $2.38       $2.32          84,401
                2014...     $2.21       $2.38         351,204
                2013...     $1.69       $2.21         173,350
                2012...     $1.46       $1.69          17,615
                2011...     $1.46       $1.46          16,962
                2010...     $1.23       $1.46          12,262
                2009...     $1.01       $1.23          22,623
               IVY VIP GLOBAL GROWTH SUB-ACCOUNT:
                2018...     $2.19       $2.01         163,174
                2017...     $1.80       $2.19         242,263
                2016...     $1.89       $1.80         334,849
                2015...     $1.87       $1.89         312,012
                2014...     $1.89       $1.87         338,464
                2013...     $1.61       $1.89         313,086
                2012...     $1.39       $1.61         331,118
                2011...     $1.53       $1.39         169,086
                2010...     $1.36       $1.53          70,189
                2009...     $1.10       $1.36          18,691
               IVY VIP HIGH INCOME SUB-ACCOUNT(F)(M):
                2018...     $1.12       $1.08         294,650
                2017...     $1.07       $1.12         541,428
                2016...     $0.94       $1.07       1,062,654
                2015...     $1.03       $0.94       1,179,062
                2014...     $1.03       $1.03       1,245,275
                2013...     $1.00       $1.03           9,383

2.00% Variable Account Charge Continued



                        UNIT VALUE AT UNIT VALUE NUMBER OF UNITS
                        BEGINNING OF  AT END OF  OUTSTANDING AT
                           PERIOD       PERIOD    END OF PERIOD
                        ------------- ---------- ---------------
               IVY VIP INTERNATIONAL CORE EQUITY SUB-ACCOUNT:
                2018...     $2.20       $1.77        282,960
                2017...     $1.82       $2.20        383,607
                2016...     $1.84       $1.82        771,020
                2015...     $1.89       $1.84        623,268
                2014...     $1.90       $1.89        679,912
                2013...     $1.55       $1.90        765,975
                2012...     $1.40       $1.55        853,716
                2011...     $1.66       $1.40        748,450
                2010...     $1.48       $1.66        728,114
                2009...     $1.10       $1.48        686,211
               IVY VIP MID CAP GROWTH SUB-ACCOUNT:
                2018...     $2.84       $2.79         70,634
                2017...     $2.29       $2.84        110,837
                2016...     $2.20       $2.29        133,076
                2015...     $2.38       $2.20        139,222
                2014...     $2.25       $2.38        150,971
                2013...     $1.77       $2.25        100,059
                2012...     $1.59       $1.77        100,365
                2011...     $1.63       $1.59         29,560
                2010...     $1.26       $1.63         18,254
                2009...     $0.88       $1.26          4,627
               IVY VIP NATURAL RESOURCES SUB-ACCOUNT(Q):
                2018...     $1.02       $0.77         74,607
                2017...     $1.01       $1.02        119,801
                2016...     $0.84       $1.01        502,294
                2015...     $1.10       $0.84        125,452
                2014...     $1.29       $1.10        108,781
                2013...     $1.22       $1.29        107,383
                2012...     $1.22       $1.22        125,579
                2011...     $1.59       $1.22        118,938
                2010...     $1.38       $1.59        116,344
                2009...     $0.81       $1.38         91,588
               IVY VIP PATHFINDER MODERATE -- MANAGED
                VOLATILITY SUB-ACCOUNT(G):
                2018...     $1.15       $1.09             --
                2017...     $1.04       $1.15             --
                2016...     $1.04       $1.04             --
                2015...     $1.06       $1.04             --
                2014...     $1.05       $1.06             --
                2013...     $1.00       $1.05             --
               IVY VIP PATHFINDER MODERATELY AGGRESSIVE --
                MANAGED VOLATILITY SUB-ACCOUNT(G):
                2018...     $1.18       $1.11             --
                2017...     $1.04       $1.18             --
                2016...     $1.04       $1.04             --
                2015...     $1.07       $1.04             --
                2014...     $1.05       $1.07             --
                2013...     $1.00       $1.05             --
               IVY VIP PATHFINDER MODERATELY CONSERVATIVE --
                MANAGED VOLATILITY SUB-ACCOUNT(G):
                2018...     $1.11       $1.06         99,222
                2017...     $1.01       $1.11        103,230
                2016...     $1.02       $1.01        117,808
                2015...     $1.05       $1.02        112,884
                2014...     $1.04       $1.05             --
                2013...     $1.00       $1.04             --





                        UNIT VALUE AT UNIT VALUE NUMBER OF UNITS
                        BEGINNING OF  AT END OF  OUTSTANDING AT
                           PERIOD       PERIOD    END OF PERIOD
                        ------------- ---------- ---------------
               IVY VIP SCIENCE AND TECHNOLOGY SUB-ACCOUNT:
                2018...     $4.00       $3.71        127,863
                2017...     $3.09       $4.00        210,662
                2016...     $3.10       $3.09         80,561
                2015...     $3.26       $3.10         82,064
                2014...     $3.23       $3.26         83,311
                2013...     $2.11       $3.23         87,568
                2012...     $1.68       $2.11         85,246
                2011...     $1.82       $1.68         63,592
                2010...     $1.65       $1.82         83,175
                2009...     $1.17       $1.65         21,751
               IVY VIP SMALL CAP CORE SUB-ACCOUNT(R):
                2018...     $2.78       $2.44        168,091
                2017...     $2.49       $2.78        238,371
                2016...     $1.97       $2.49        102,334
                2015...     $2.13       $1.97         83,187
                2014...     $2.03       $2.13        102,467
                2013...     $1.55       $2.03        111,277
                2012...     $1.34       $1.55        126,867
                2011...     $1.56       $1.34        155,217
                2010...     $1.26       $1.56        170,397
                2009...     $1.00       $1.26        184,128
               IVY VIP SMALL CAP GROWTH SUB-ACCOUNT(AD):
                2018...     $2.36       $2.43        145,247
                2017...     $2.21       $2.36        227,046
                2016...     $1.99       $2.21         23,336
                2015...     $2.24       $1.99         17,357
                2014...     $2.33       $2.24         23,158
                2013...     $1.51       $2.33         27,270
                2012...     $1.38       $1.51         15,875
                2011...     $1.51       $1.38          9,223
                2010...     $1.09       $1.51         28,083
                2009...     $0.79       $1.09         10,255
               IVY VIP VALUE SUB-ACCOUNT:
                2018...     $2.29       $2.09          9,530
                2017...     $2.08       $2.29         44,661
                2016...     $1.91       $2.08         67,933
                2015...     $2.03       $1.91        231,734
                2014...     $1.86       $2.03        235,642
                2013...     $1.41       $1.86         23,125
                2012...     $1.21       $1.41         17,863
                2011...     $1.33       $1.21         18,359
                2010...     $1.14       $1.33         22,101
                2009...     $0.92       $1.14         26,765
               JANUS HENDERSON BALANCED SUB-ACCOUNT(U):
                2018...     $2.34       $2.30         22,621
                2017...     $2.02       $2.34         27,784
                2016...     $1.97       $2.02         78,039
                2015...     $2.01       $1.97         93,354
                2014...     $1.89       $2.01        100,250
                2013...     $1.61       $1.89        132,806
                2012...     $1.45       $1.61        150,599
                2011...     $1.46       $1.45        150,845
                2010...     $1.38       $1.46         79,083
                2009...     $1.12       $1.38         70,723

2.00% Variable Account Charge Continued



                        UNIT VALUE AT UNIT VALUE NUMBER OF UNITS
                        BEGINNING OF  AT END OF  OUTSTANDING AT
                           PERIOD       PERIOD    END OF PERIOD
                        ------------- ---------- ---------------
               JANUS HENDERSON FLEXIBLE BOND SUB-ACCOUNT(N)(V):
                2018...     $0.99       $0.96         54,245
                2017...     $0.98       $0.99         72,937
                2016...     $0.97       $0.98         51,349
                2015...     $1.00       $0.97          1,873
               JANUS HENDERSON FORTY SUB-ACCOUNT(W):
                2018...     $3.28       $3.27         23,940
                2017...     $2.57       $3.28         15,976
                2016...     $2.57       $2.57         90,515
                2015...     $2.35       $2.57        192,726
                2014...     $2.21       $2.35         96,585
                2013...     $1.72       $2.21        253,389
                2012...     $1.42       $1.72        124,210
                2011...     $1.55       $1.42        115,283
                2010...     $1.49       $1.55        134,649
                2009...     $1.04       $1.49        137,467
               JANUS HENDERSON MID CAP VALUE SUB-ACCOUNT(X):
                2018...     $1.63       $1.38        137,917
                2017...     $1.46       $1.63        195,297
                2016...     $1.26       $1.46        275,799
                2015...     $1.33       $1.26        282,970
                2014...     $1.25       $1.33        290,164
                2013...     $1.02       $1.25        326,690
                2012...     $0.94       $1.02        347,767
                2011...     $0.98       $0.94        272,076
                2010...     $0.87       $0.98        303,952
                2009...     $0.67       $0.87        282,828
               JANUS HENDERSON OVERSEAS SUB-ACCOUNT(Y):
                2018...     $2.14       $1.78         62,725
                2017...     $1.67       $2.14        103,907
                2016...     $1.82       $1.67        406,656
                2015...     $2.04       $1.82        322,119
                2014...     $2.37       $2.04        343,379
                2013...     $2.11       $2.37        373,330
                2012...     $1.90       $2.11        397,018
                2011...     $2.87       $1.90        450,344
                2010...     $2.34       $2.87        471,863
                2009...     $1.33       $2.34        527,642
               MFS(R) MID CAP GROWTH SERIES SUB-ACCOUNT:
                2018...     $2.07       $2.05             --
                2017...     $1.67       $2.07             --
                2016...     $1.62       $1.67             --
                2015...     $1.59       $1.62             --
                2014...     $1.49       $1.59             --
                2013...     $1.11       $1.49             --
                2012...     $0.97       $1.11             --
                2011...     $1.06       $0.97             --
                2010...     $0.83       $1.06             --
                2009...     $0.60       $0.83             --
               MFS(R) VIT II INTERNATIONAL VALUE SUB-ACCOUNT(N):
                2018...     $1.22       $1.08         20,345
                2017...     $0.98       $1.22         59,821
                2016...     $0.96       $0.98         28,462
                2015...     $1.00       $0.96          2,327





                        UNIT VALUE AT UNIT VALUE NUMBER OF UNITS
                        BEGINNING OF  AT END OF  OUTSTANDING AT
                           PERIOD       PERIOD    END OF PERIOD
                        ------------- ---------- ---------------
               MORGAN STANLEY VIF EMERGING MARKETS EQUITY
                SUB-ACCOUNT(S):
                2018...     $0.82       $0.67         191,483
                2017...     $0.62       $0.82         322,630
                2016...     $0.60       $0.62         474,394
                2015...     $0.68       $0.60         479,594
                2014...     $0.73       $0.68         461,105
                2013...     $0.75       $0.73         364,609
                2012...     $0.64       $0.75         350,032
                2011...     $0.80       $0.64         232,965
                2010...     $0.68       $0.80         223,181
                2009...     $0.41       $0.68         166,570
               MORNINGSTAR AGGRESSIVE GROWTH ETF ASSET
                ALLOCATION SUB-ACCOUNT:
                2018...     $1.24       $1.10          37,789
                2017...     $1.05       $1.24          39,726
                2016...     $0.97       $1.05          49,544
                2015...     $0.89       $0.97          53,930
                2014...     $0.99       $1.01          54,991
                2013...     $0.85       $0.99          85,742
                2012...     $0.76       $0.85         119,905
                2011...     $0.82       $0.76         104,635
                2010...     $0.72       $0.82          20,488
                2009...     $0.58       $0.72           5,114
               MORNINGSTAR BALANCED ETF ASSET ALLOCATION
                SUB-ACCOUNT:
                2018...     $1.24       $1.14         620,584
                2017...     $1.12       $1.24         794,642
                2016...     $1.05       $1.12         917,441
                2015...     $1.10       $1.05         868,898
                2014...     $1.07       $1.10         453,988
                2013...     $0.98       $1.07         563,816
                2012...     $0.90       $0.98       1,238,725
                2011...     $0.93       $0.90       1,351,504
                2010...     $0.84       $0.93       1,440,189
                2009...     $0.72       $0.84       1,571,328
               MORNINGSTAR CONSERVATIVE ETF ASSET ALLOCATION
                SUB-ACCOUNT:
                2018...     $1.12       $1.07          62,923
                2017...     $1.08       $1.12         178,595
                2016...     $1.05       $1.08         184,722
                2015...     $1.09       $1.05         177,208
                2014...     $1.08       $1.09         182,456
                2013...     $1.07       $1.08         230,818
                2012...     $1.04       $1.07         251,633
                2011...     $1.03       $1.04         142,440
                2010...     $0.98       $1.03         146,329
                2009...     $0.93       $0.98         143,123

2.00% Variable Account Charge Continued



                        UNIT VALUE AT UNIT VALUE NUMBER OF UNITS
                        BEGINNING OF  AT END OF  OUTSTANDING AT
                           PERIOD       PERIOD    END OF PERIOD
                        ------------- ---------- ---------------
               MORNINGSTAR GROWTH ETF ASSET ALLOCATION
                SUB-ACCOUNT:
                2018...     $1.25       $1.13          28,414
                2017...     $1.09       $1.25          67,823
                2016...     $1.01       $1.09         671,269
                2015...     $1.06       $1.01         693,914
                2014...     $1.03       $1.06         705,794
                2013...     $0.91       $1.03         796,145
                2012...     $0.82       $0.91         808,562
                2011...     $0.87       $0.82       1,447,480
                2010...     $0.77       $0.87       1,580,537
                2009...     $0.64       $0.77       1,590,717
               MORNINGSTAR INCOME AND GROWTH ETF ASSET
                ALLOCATION SUB-ACCOUNT:
                2018...     $1.18       $1.10          60,685
                2017...     $1.09       $1.18          87,292
                2016...     $1.05       $1.09         380,015
                2015...     $1.09       $1.05         401,843
                2014...     $1.07       $1.09         899,073
                2013...     $1.02       $1.07         955,495
                2012...     $0.96       $1.02         991,819
                2011...     $0.97       $0.96         604,218
                2010...     $0.74       $0.89         548,654
                2009...     $0.57       $0.74         655,601
               NEUBERGER BERMAN AMT SOCIALLY RESPONSIVE
                SUB-ACCOUNT:
                2018...     $1.61       $1.48           7,387
                2017...     $1.39       $1.61          13,342
                2016...     $1.29       $1.39           8,063
                2015...     $1.33       $1.29          10,999
                2014...     $1.23       $1.33          36,888
                2013...     $0.91       $1.23          30,193
                2012...     $0.84       $0.91           1,721
                2011...     $0.89       $0.84              --
                2010...     $0.74       $0.89           8,312
                2009...     $0.57       $0.74              --
               OPPENHEIMER INTERNATIONAL GROWTH/VA SUB-ACCOUNT:
                2018...     $2.40       $1.89          33,783
                2017...     $1.94       $2.40          97,649
                2016...     $2.03       $1.94         122,296
                2015...     $2.01       $2.03          91,722
                2014...     $2.21       $2.01          99,322
                2013...     $1.79       $2.21          29,348
                2012...     $1.50       $1.79          11,810
                2011...     $1.66       $1.50          15,739
                2010...     $1.48       $1.66           1,799
                2009...     $1.08       $1.48           1,813





                        UNIT VALUE AT UNIT VALUE NUMBER OF UNITS
                        BEGINNING OF  AT END OF  OUTSTANDING AT
                           PERIOD       PERIOD    END OF PERIOD
                        ------------- ---------- ---------------
               OPPENHEIMER MAIN STREET SMALL CAP(R)/VA
                SUB-ACCOUNT:
                2018...     $1.76       $1.54          15,548
                2017...     $1.57       $1.76          17,781
                2016...     $1.36       $1.57          34,374
                2015...     $1.48       $1.36          40,183
                2014...     $1.35       $1.48          40,954
                2013...     $0.98       $1.35          42,579
                2012...     $0.85       $0.98          48,404
                2011...     $0.89       $0.85          25,937
                2010...     $0.74       $0.89          20,191
                2009...     $0.55       $0.74          20,389
               PIMCO VIT GLOBAL DIVERSIFIED ALLOCATION
                SUB-ACCOUNT(F):
                2018...     $1.20       $1.07           3,218
                2017...     $1.05       $1.20           3,278
                2016...     $1.00       $1.05              --
                2015...     $1.08       $1.00              --
                2014...     $1.04       $1.08              --
                2013...     $1.00       $1.04              --
               PIMCO VIT LOW DURATION SUB-ACCOUNT(B):
                2018...     $0.97       $0.95         373,285
                2017...     $0.98       $0.97         554,856
                2016...     $0.99       $0.98         893,854
                2015...     $1.00       $0.99         924,156
                2014...     $1.02       $1.00       1,010,079
                2013...     $1.04       $1.02       1,032,313
                2012...     $1.00       $1.04       1,839,536
                2011...     $1.01       $1.00         601,222
                2010...     $1.00       $1.01          87,599
               PIMCO VIT TOTAL RETURN SUB-ACCOUNT(B):
                2018...     $1.12       $1.09         712,594
                2017...     $1.09       $1.12       1,044,448
                2016...     $1.08       $1.09       1,402,667
                2015...     $1.10       $1.08       1,525,309
                2014...     $1.07       $1.10       1,628,053
                2013...     $1.12       $1.07       1,536,190
                2012...     $1.04       $1.12       2,554,547
                2011...     $1.03       $1.04         840,795
                2010...     $1.00       $1.03         261,738
               PUTNAM VT EQUITY INCOME SUB-ACCOUNT(A)(T):
                2018...     $2.12       $1.90          28,169
                2017...     $1.82       $2.12          36,076
                2016...     $1.64       $1.82          20,652
                2015...     $1.72       $1.64          18,025
                2014...     $1.56       $1.72          24,160
                2013...     $1.20       $1.56          26,204
                2012...     $1.03       $1.20          10,219
                2011...     $1.03       $1.03          11,096
                2010...     $0.93       $1.03           3,082
                2009...     $0.74       $0.93           3,109

2.00% Variable Account Charge Continued



                        UNIT VALUE AT UNIT VALUE NUMBER OF UNITS
                        BEGINNING OF  AT END OF  OUTSTANDING AT
                           PERIOD       PERIOD    END OF PERIOD
                        ------------- ---------- ---------------
               PUTNAM VT GROWTH OPPORTUNITIES SUB-ACCOUNT(P):
                2018...     $2.23       $2.24          22,114
                2017...     $1.74       $2.23          13,631
                2016...     $1.73       $1.74          24,492
                2015...     $1.88       $1.73         170,559
                2014...     $1.75       $1.88         310,897
                2013...     $1.24       $1.75          17,415
                2012...     $1.11       $1.24          21,968
                2011...     $1.38       $1.11          19,046
                2010...     $1.16       $1.38           6,208
                2009...     $0.72       $1.16              --
               PUTNAM VT INTERNATIONAL EQUITY SUB-ACCOUNT:
                2018...     $1.69       $1.34              --
                2017...     $1.36       $1.69              --
                2016...     $1.42       $1.36              --
                2015...     $1.45       $1.42           3,575
                2014...     $1.58       $1.45           7,232
                2013...     $1.26       $1.58           7,520
                2012...     $1.06       $1.26           9,931
                2011...     $1.30       $1.06          11,278
                2010...     $1.20       $1.30          12,584
                2009...     $0.98       $1.20          12,414
               PUTNAM VT SUSTAINABLE LEADERS SUB-ACCOUNT(AA):
                2018...     $2.51       $2.42          18,359
                2017...     $1.98       $2.51           8,827
                2016...     $1.87       $1.98          10,090
                2015...     $1.92       $1.87         148,660
                2014...     $1.72       $1.92         154,276
                2013...     $1.29       $1.72          12,832
                2012...     $1.13       $1.29          14,380
                2011...     $1.21       $1.13           6,890
                2010...     $1.03       $1.21              --
                2009...     $0.80       $1.03              --
               SFT CORE BOND SUB-ACCOUNT(AB)(AE):
                2018...     $1.29       $1.26         552,635
                2017...     $1.26       $1.29         801,930
                2016...     $1.23       $1.26       2,146,542
                2015...     $1.25       $1.23       2,139,654
                2014...     $1.20       $1.25       2,330,892
                2013...     $1.24       $1.20       2,642,273
                2012...     $1.17       $1.24       2,644,846
                2011...     $1.11       $1.17       2,822,263
                2010...     $1.03       $1.11       3,384,835
                2009...     $0.91       $1.03       3,184,996
               SFT DYNAMIC MANAGED VOLATILITY
                SUB-ACCOUNT(F)(AC):
                2018...     $1.31       $1.25          38,346
                2017...     $1.13       $1.31          39,627
                2016...     $1.06       $1.13          80,286
                2015...     $1.12       $1.06          45,506
                2014...     $1.06       $1.12          46,842
                2013...     $1.00       $1.06              --





                        UNIT VALUE AT UNIT VALUE NUMBER OF UNITS
                        BEGINNING OF  AT END OF  OUTSTANDING AT
                           PERIOD       PERIOD    END OF PERIOD
                        ------------- ---------- ---------------
               SFT GOVERNMENT MONEY MARKET SUB-ACCOUNT(AC):
                2018...     $0.87       $0.86          65,263
                2017...     $0.89       $0.87         101,916
                2016...     $0.90       $0.89         423,581
                2015...     $0.92       $0.90         443,388
                2014...     $0.94       $0.92         640,859
                2013...     $0.96       $0.94         933,971
                2012...     $0.98       $0.96       1,275,099
                2011...     $1.00       $0.98       1,239,613
                2010...     $1.02       $1.00         831,907
                2009...     $1.04       $1.02         869,342
               SFT INDEX 400 MID-CAP SUB-ACCOUNT(AC):
                2018...     $3.02       $2.62         109,602
                2017...     $2.66       $3.02         169,359
                2016...     $2.26       $2.66         680,557
                2015...     $2.37       $2.26         433,601
                2014...     $2.21       $2.37         497,218
                2013...     $1.70       $2.21         585,431
                2012...     $1.48       $1.70         667,306
                2011...     $1.55       $1.48         721,683
                2010...     $1.25       $1.55         773,755
                2009...     $0.94       $1.25         795,684
               SFT INDEX 500 SUB-ACCOUNT(AC):
                2018...     $2.42       $2.26          13,487
                2017...     $2.03       $2.42          37,349
                2016...     $1.86       $2.03          35,483
                2015...     $1.88       $1.86          17,124
                2014...     $1.70       $1.88          22,863
                2013...     $1.32       $1.70          23,659
                2012...     $1.16       $1.32          13,145
                2011...     $1.17       $1.16          18,448
                2010...     $1.04       $1.17          14,589
                2009...     $0.84       $1.04          14,857
               SFT INTERNATIONAL BOND SUB-ACCOUNT(AC):
                2018...     $1.36       $1.35         236,325
                2017...     $1.37       $1.36         420,458
                2016...     $1.36       $1.37         763,432
                2015...     $1.45       $1.36         761,372
                2014...     $1.45       $1.45         793,165
                2013...     $1.48       $1.45         839,212
                2012...     $1.30       $1.48         886,154
                2011...     $1.33       $1.30         845,743
                2010...     $1.19       $1.33         810,997
                2009...     $1.03       $1.19         680,351
               SFT IVY/SM/ GROWTH SUB-ACCOUNT(H)(I):
                2018...     $2.68       $2.69         394,434
                2017...     $2.12       $2.68         614,809
                2016...     $2.14       $2.12       1,396,848
                2015...     $2.05       $2.14       1,507,607
                2014...     $1.84       $2.05       1,611,299

2.00% Variable Account Charge Continued



                        UNIT VALUE AT UNIT VALUE NUMBER OF UNITS
                        BEGINNING OF  AT END OF  OUTSTANDING AT
                           PERIOD       PERIOD    END OF PERIOD
                        ------------- ---------- ---------------
               SFT IVY/SM/ SMALL CAP GROWTH SUB-ACCOUNT(H)(J):
                2018...     $2.61       $2.45          27,502
                2017...     $2.12       $2.61          58,082
                2016...     $1.79       $2.12          95,343
                2015...     $1.89       $1.79          93,878
                2014...     $1.77       $1.89         120,644
               SFT MANAGED VOLATILITY EQUITY SUB-ACCOUNT(O)(AC):
                2018...     $1.16       $1.08           4,076
                2017...     $1.02       $1.16          99,476
                2016...     $1.00       $1.02         100,960
                2015...     $1.00       $1.00              --
               SFT REAL ESTATE SECURITIES SUB-ACCOUNT(AC):
                2018...     $2.59       $2.40         119,814
                2017...     $2.50       $2.59         193,256
                2016...     $2.45       $2.50         335,155
                2015...     $2.38       $2.45         253,938
                2014...     $1.86       $2.38         321,211
                2013...     $1.88       $1.86         355,590
                2012...     $1.62       $1.88         325,993
                2011...     $1.57       $1.62         312,954
                2010...     $1.24       $1.57         341,437
                2009...     $1.02       $1.24         363,679
               SFT T. ROWE PRICE VALUE SUB-ACCOUNT(H)(L):
                2018...     $2.64       $2.33         422,029
                2017...     $2.27       $2.64         663,972
                2016...     $2.09       $2.27       1,492,312
                2015...     $2.18       $2.09       1,414,071
                2014...     $2.04       $2.18       1,547,577
               SFT WELLINGTON CORE EQUITY SUB-ACCOUNT(H)(K)(Z):
                2018...     $2.73       $2.62          81,621
                2017...     $2.29       $2.73         101,336
                2016...     $2.23       $2.29         115,318
                2015...     $2.25       $2.23         207,788
                2014...     $2.05       $2.25         113,301
               TEMPLETON DEVELOPING MARKETS VIP SUB-ACCOUNT:
                2018...     $2.39       $1.98          33,273
                2017...     $1.74       $2.39          29,338
                2016...     $1.51       $1.74          40,440
                2015...     $1.92       $1.51          34,147
                2014...     $2.13       $1.92          44,903
                2013...     $2.20       $2.13          49,887
                2012...     $1.98       $2.20          52,001
                2011...     $2.40       $1.98          57,783
                2010...     $2.08       $2.40          55,741
                2009...     $1.23       $2.08          73,611
               TOPS(R) MANAGED RISK BALANCED ETF SUB-ACCOUNT(E):
                2018...     $1.15       $1.06         129,502
                2017...     $1.06       $1.15         133,140
                2016...     $1.02       $1.06         124,567
                2015...     $1.08       $1.02         122,095
                2014...     $1.07       $1.08         124,089
                2013...     $1.02       $1.07         146,713
                2012...     $1.00       $1.02         157,007





                        UNIT VALUE AT UNIT VALUE NUMBER OF UNITS
                        BEGINNING OF  AT END OF  OUTSTANDING AT
                           PERIOD       PERIOD    END OF PERIOD
                        ------------- ---------- ---------------
               TOPS(R) MANAGED RISK FLEX ETF SUB-ACCOUNT(G):
                2018...     $1.08       $0.99             --
                2017...     $0.99       $1.08             --
                2016...     $0.96       $0.99             --
                2015...     $1.03       $0.96             --
                2014...     $1.03       $1.03             --
                2013...     $1.00       $1.03             --
               TOPS(R) MANAGED RISK GROWTH ETF SUB-ACCOUNT(E):
                2018...     $1.21       $1.09        357,008
                2017...     $1.05       $1.21        360,784
                2016...     $1.02       $1.05        364,683
                2015...     $1.14       $1.02        462,816
                2014...     $1.15       $1.14        533,894
                2013...     $1.01       $1.15        551,032
                2012...     $1.00       $1.01        359,249
               TOPS(R) MANAGED RISK MODERATE GROWTH ETF
                SUB-ACCOUNT(E):
                2018...     $1.20       $1.09         85,963
                2017...     $1.08       $1.20         87,164
                2016...     $1.03       $1.08         80,120
                2015...     $1.13       $1.03         83,020
                2014...     $1.12       $1.13         84,647
                2013...     $1.01       $1.12         87,919
                2012...     $1.00       $1.01         91,261



2.10% Variable Account Charge



                        UNIT VALUE AT UNIT VALUE NUMBER OF UNITS
                        BEGINNING OF  AT END OF  OUTSTANDING AT
                           PERIOD       PERIOD    END OF PERIOD
                        ------------- ---------- ---------------
               AB VPS DYNAMIC ASSET ALLOCATION SUB-ACCOUNT(F):
                2018...     $1.16       $1.06         7,229
                2017...     $1.04       $1.16         7,287
                2016...     $1.03       $1.04         7,673
                2015...     $1.06       $1.03         7,925
                2014...     $1.04       $1.06        15,554
                2013...     $1.00       $1.04            --
               AB VPS INTERNATIONAL VALUE SUB-ACCOUNT:
                2018...     $0.65       $0.49        64,771
                2017...     $0.53       $0.65            --
                2016...     $0.55       $0.53            --
                2015...     $0.55       $0.55            --
                2014...     $0.60       $0.55            --
                2013...     $0.50       $0.60            --
                2012...     $0.45       $0.50            --
                2011...     $0.57       $0.45            --
                2010...     $0.55       $0.57            --
                2009...     $0.42       $0.55            --

2.10% Variable Account Charge Continued



                        UNIT VALUE AT UNIT VALUE NUMBER OF UNITS
                        BEGINNING OF  AT END OF  OUTSTANDING AT
                           PERIOD       PERIOD    END OF PERIOD
                        ------------- ---------- ---------------
               AMERICAN CENTURY VP INCOME & GROWTH SUB-ACCOUNT:
                2018...     $2.19       $1.99          6,963
                2017...     $1.86       $2.19          7,023
                2016...     $1.68       $1.86          7,083
                2015...     $1.82       $1.68          5,661
                2014...     $1.66       $1.82          5,761
                2013...     $1.25       $1.66             --
                2012...     $1.11       $1.25             --
                2011...     $1.11       $1.11             --
                2010...     $0.99       $1.11             --
                2009...     $0.86       $0.99             --
               AMERICAN CENTURY VP INFLATION PROTECTION
                SUB-ACCOUNT:
                2018...     $1.16       $1.10         64,989
                2017...     $1.14       $1.16         66,193
                2016...     $1.11       $1.14        110,931
                2015...     $1.17       $1.11        104,261
                2014...     $1.15       $1.17         95,474
                2013...     $1.29       $1.15         49,816
                2012...     $1.22       $1.29         17,148
                2011...     $1.12       $1.22         16,995
                2010...     $1.09       $1.12         18,580
                2009...     $1.01       $1.09             --
               AMERICAN FUNDS IS GLOBAL BOND SUB-ACCOUNT(C):
                2018...     $0.96       $0.93        114,142
                2017...     $0.92       $0.96         77,583
                2016...     $0.91       $0.92         52,458
                2015...     $0.97       $0.91         43,046
                2014...     $0.98       $0.97         26,628
                2013...     $1.03       $0.98          5,808
                2012...     $0.99       $1.03             --
                2011...     $1.00       $0.99             --
               AMERICAN FUNDS IS GLOBAL GROWTH SUB-ACCOUNT(C):
                2018...     $1.67       $1.48         85,134
                2017...     $1.29       $1.67         58,887
                2016...     $1.31       $1.29         67,299
                2015...     $1.25       $1.31         61,270
                2014...     $1.25       $1.25         66,446
                2013...     $0.99       $1.25             --
                2012...     $0.82       $0.99             --
                2011...     $1.00       $0.82             --
               AMERICAN FUNDS IS GLOBAL SMALL CAPITALIZATION
                SUB-ACCOUNT(C):
                2018...     $1.34       $1.17        113,905
                2017...     $1.08       $1.34        117,463
                2016...     $1.08       $1.08         88,000
                2015...     $1.10       $1.08         82,450
                2014...     $1.10       $1.10         76,487
                2013...     $0.88       $1.10             --
                2012...     $0.76       $0.88             --
                2011...     $1.00       $0.76             --





                        UNIT VALUE AT UNIT VALUE NUMBER OF UNITS
                        BEGINNING OF  AT END OF  OUTSTANDING AT
                           PERIOD       PERIOD    END OF PERIOD
                        ------------- ---------- ---------------
               AMERICAN FUNDS IS GROWTH SUB-ACCOUNT(C):
                2018...     $1.90       $1.86        170,482
                2017...     $1.51       $1.90        195,770
                2016...     $1.41       $1.51        233,210
                2015...     $1.35       $1.41         16,231
                2014...     $1.27       $1.35             --
                2013...     $1.00       $1.27         22,148
                2012...     $0.86       $1.00             --
                2011...     $1.00       $0.86             --
               AMERICAN FUNDS IS GROWTH-INCOME SUB-ACCOUNT(C):
                2018...     $1.91       $1.84         92,904
                2017...     $1.59       $1.91        116,173
                2016...     $1.46       $1.59        407,012
                2015...     $1.47       $1.46        111,106
                2014...     $1.36       $1.47         96,385
                2013...     $1.04       $1.36             --
                2012...     $0.90       $1.04             --
                2011...     $1.00       $0.90             --
               AMERICAN FUNDS IS INTERNATIONAL SUB-ACCOUNT(C):
                2018...     $1.25       $1.06        116,708
                2017...     $0.96       $1.25         84,095
                2016...     $0.95       $0.96         85,929
                2015...     $1.02       $0.95         82,263
                2014...     $1.07       $1.02        112,517
                2013...     $0.90       $1.07             --
                2012...     $0.78       $0.90             --
                2011...     $1.00       $0.78             --
               AMERICAN FUNDS IS NEW WORLD(R) SUB-ACCOUNT(C):
                2018...     $1.14       $0.96        127,049
                2017...     $0.90       $1.14         90,790
                2016...     $0.87       $0.90         93,678
                2015...     $0.92       $0.87         71,810
                2014...     $1.02       $0.92         54,832
                2013...     $0.93       $1.02          2,784
                2012...     $0.81       $0.93             --
                2011...     $1.00       $0.81             --
               AMERICAN FUNDS IS U.S. GOVERNMENT/AAA-RATED
                SECURITIES SUB-ACCOUNT(C):
                2018...     $1.00       $0.99             --
                2017...     $1.01       $1.00             --
                2016...     $1.02       $1.01            988
                2015...     $1.02       $1.02            956
                2014...     $0.99       $1.02            974
                2013...     $1.05       $0.99            991
                2012...     $1.05       $1.05             --
                2011...     $1.00       $1.05             --
               CLEARBRIDGE VARIABLE SMALL CAP GROWTH
                SUB-ACCOUNT(N):
                2018...     $1.19       $1.20        321,035
                2017...     $0.98       $1.19        408,151
                2016...     $0.95       $0.98          1,428
                2015...     $1.00       $0.95          1,451

2.10% Variable Account Charge Continued



                        UNIT VALUE AT UNIT VALUE NUMBER OF UNITS
                        BEGINNING OF  AT END OF  OUTSTANDING AT
                           PERIOD       PERIOD    END OF PERIOD
                        ------------- ---------- ---------------
               FIDELITY(R) VIP FUNDS EQUITY-INCOME SUB-ACCOUNT:
                2018...     $2.04       $1.83        160,216
                2017...     $1.85       $2.04        167,961
                2016...     $1.61       $1.85        471,114
                2015...     $1.71       $1.61         84,846
                2014...     $1.61       $1.71         86,739
                2013...     $1.29       $1.61         69,090
                2012...     $1.12       $1.29         52,998
                2011...     $1.14       $1.12         57,067
                2010...     $1.01       $1.14         58,851
                2009...     $0.80       $1.01         51,942
               FIDELITY(R) VIP FUNDS MID CAP SUB-ACCOUNT:
                2018...     $3.30       $2.76         80,684
                2017...     $2.80       $3.30         82,026
                2016...     $2.55       $2.80         85,532
                2015...     $2.65       $2.55         41,999
                2014...     $2.55       $2.65         35,527
                2013...     $1.92       $2.55            699
                2012...     $1.71       $1.92            832
                2011...     $1.96       $1.71            834
                2010...     $1.56       $1.96            763
                2009...     $1.14       $1.56            857
               FRANKLIN MUTUAL SHARES VIP SUB-ACCOUNT:
                2018...     $2.00       $1.78        115,071
                2017...     $1.89       $2.00        135,141
                2016...     $1.66       $1.89             --
                2015...     $1.79       $1.66             --
                2014...     $1.70       $1.79             --
                2013...     $1.35       $1.70             --
                2012...     $1.21       $1.35             --
                2011...     $1.25       $1.21             --
                2010...     $1.15       $1.25             --
                2009...     $0.93       $1.15             --
               FRANKLIN SMALL CAP VALUE VIP SUB-ACCOUNT:
                2018...     $1.70       $1.45         48,910
                2017...     $1.57       $1.70         70,689
                2016...     $1.23       $1.57        282,832
                2015...     $1.36       $1.23         71,574
                2014...     $1.38       $1.36         79,640
                2013...     $1.03       $1.38         38,925
                2012...     $0.89       $1.03          5,168
                2011...     $0.95       $0.89          5,372
                2010...     $0.75       $0.95          5,470
                2009...     $0.60       $0.75             --
               FRANKLIN SMALL-MID CAP GROWTH VIP SUB-ACCOUNT:
                2018...     $2.26       $2.09          9,184
                2017...     $1.90       $2.26          9,671
                2016...     $1.86       $1.90          9,701
                2015...     $1.95       $1.86             --
                2014...     $1.86       $1.95             --
                2013...     $1.37       $1.86             --
                2012...     $1.26       $1.37             --
                2011...     $1.36       $1.26             --
                2010...     $1.09       $1.36             --
                2009...     $0.77       $1.09             --





                        UNIT VALUE AT UNIT VALUE NUMBER OF UNITS
                        BEGINNING OF  AT END OF  OUTSTANDING AT
                           PERIOD       PERIOD    END OF PERIOD
                        ------------- ---------- ---------------
               GOLDMAN SACHS VIT GLOBAL TRENDS ALLOCATION
                SUB-ACCOUNT(F):
                2018...     $1.10       $1.03          30,428
                2017...     $0.99       $1.10              --
                2016...     $0.97       $0.99              --
                2015...     $1.05       $0.97              --
                2014...     $1.03       $1.05          15,903
                2013...     $1.00       $1.03              --
               GOLDMAN SACHS VIT HIGH QUALITY FLOATING RATE
                SUB-ACCOUNT(B):
                2018...     $0.98       $0.97       1,039,929
                2017...     $0.99       $0.98          16,849
                2016...     $1.00       $0.99          25,943
                2015...     $1.02       $1.00          16,845
                2014...     $1.05       $1.02          13,701
                2013...     $1.06       $1.05           6,028
                2012...     $1.06       $1.06              --
                2011...     $1.01       $1.06              --
                2010...     $1.00       $1.01              --
               INVESCO V.I. AMERICAN VALUE SUB-ACCOUNT:
                2018...     $1.51       $1.29          66,555
                2017...     $1.41       $1.51         103,461
                2016...     $1.25       $1.41         201,943
                2015...     $1.41       $1.25          62,331
                2014...     $1.31       $1.41          58,243
                2013...     $1.00       $1.31          10,424
                2012...     $0.87       $1.00              --
                2011...     $0.88       $0.87              --
                2010...     $0.74       $0.88              --
                2009...     $0.54       $0.74              --
               INVESCO V.I. COMSTOCK SUB-ACCOUNT:
                2018...     $2.35       $2.02         255,967
                2017...     $2.04       $2.35         300,180
                2016...     $1.78       $2.04         213,590
                2015...     $1.94       $1.78          94,736
                2014...     $1.82       $1.94         100,733
                2013...     $1.37       $1.82          31,205
                2012...     $1.18       $1.37           3,037
                2011...     $1.23       $1.18           3,169
                2010...     $1.08       $1.23           3,180
                2009...     $0.86       $1.08           3,219
               INVESCO V.I. EQUITY AND INCOME SUB-ACCOUNT(D):
                2018...     $1.61       $1.43              --
                2017...     $1.49       $1.61              --
                2016...     $1.32       $1.49              --
                2015...     $1.39       $1.32              --
                2014...     $1.30       $1.39              --
                2013...     $1.06       $1.30              --
                2012...     $0.97       $1.06              --
                2011...     $1.01       $0.97              --
                2010...     $0.95       $1.01              --
                2009...     $0.73       $0.95              --

2.10% Variable Account Charge Continued



                        UNIT VALUE AT UNIT VALUE NUMBER OF UNITS
                        BEGINNING OF  AT END OF  OUTSTANDING AT
                           PERIOD       PERIOD    END OF PERIOD
                        ------------- ---------- ---------------
               INVESCO V.I. GROWTH AND INCOME SUB-ACCOUNT:
                2018...     $2.45       $2.07        141,915
                2017...     $2.20       $2.45        159,158
                2016...     $1.88       $2.20         84,887
                2015...     $1.98       $1.88         35,329
                2014...     $1.84       $1.98         35,577
                2013...     $1.41       $1.84             --
                2012...     $1.26       $1.41             --
                2011...     $1.31       $1.26             --
                2010...     $1.19       $1.31             --
                2009...     $0.98       $1.19             --
               INVESCO V.I. SMALL CAP EQUITY SUB-ACCOUNT:
                2018...     $1.50       $1.24         27,046
                2017...     $1.35       $1.50         25,468
                2016...     $1.23       $1.35         52,650
                2015...     $1.33       $1.23         48,786
                2014...     $1.33       $1.33         56,328
                2013...     $0.99       $1.33         29,575
                2012...     $0.89       $0.99          5,220
                2011...     $0.92       $0.89          5,304
                2010...     $0.73       $0.92          5,641
                2009...     $0.62       $0.73             --
               IVY VIP ASSET STRATEGY SUB-ACCOUNT:
                2018...     $2.67       $2.48         25,476
                2017...     $2.31       $2.67         25,556
                2016...     $2.42       $2.31         25,633
                2015...     $2.70       $2.42         23,010
                2014...     $2.91       $2.70         23,291
                2013...     $2.37       $2.91         26,021
                2012...     $2.03       $2.37             --
                2011...     $2.24       $2.03             --
                2010...     $2.10       $2.24             --
                2009...     $1.72       $2.10             --
               IVY VIP BALANCED SUB-ACCOUNT:
                2018...     $2.06       $1.95         55,253
                2017...     $1.89       $2.06         56,817
                2016...     $1.89       $1.89         54,607
                2015...     $1.94       $1.89         41,770
                2014...     $1.84       $1.94         40,121
                2013...     $1.52       $1.84             --
                2012...     $1.39       $1.52             --
                2011...     $1.37       $1.39             --
                2010...     $1.20       $1.37             --
                2009...     $1.08       $1.20             --
               IVY VIP CORE EQUITY SUB-ACCOUNT:
                2018...     $2.75       $2.57        109,524
                2017...     $2.32       $2.75        119,510
                2016...     $2.29       $2.32        170,808
                2015...     $2.35       $2.29         97,525
                2014...     $2.19       $2.35         97,631
                2013...     $1.68       $2.19         16,376
                2012...     $1.44       $1.68             --
                2011...     $1.45       $1.44             --
                2010...     $1.22       $1.45             --
                2009...     $1.01       $1.22             --





                        UNIT VALUE AT UNIT VALUE NUMBER OF UNITS
                        BEGINNING OF  AT END OF  OUTSTANDING AT
                           PERIOD       PERIOD    END OF PERIOD
                        ------------- ---------- ---------------
               IVY VIP GLOBAL GROWTH SUB-ACCOUNT:
                2018...     $2.16       $1.98         40,854
                2017...     $1.77       $2.16         24,249
                2016...     $1.87       $1.77         74,228
                2015...     $1.84       $1.87         59,671
                2014...     $1.87       $1.84         68,108
                2013...     $1.60       $1.87         33,911
                2012...     $1.38       $1.60             --
                2011...     $1.52       $1.38             --
                2010...     $1.36       $1.52             --
                2009...     $1.09       $1.36             --
               IVY VIP HIGH INCOME SUB-ACCOUNT(F)(M):
                2018...     $1.12       $1.07        170,772
                2017...     $1.07       $1.12        173,171
                2016...     $0.94       $1.07        211,715
                2015...     $1.03       $0.94        194,210
                2014...     $1.03       $1.03        204,023
                2013...     $1.00       $1.03             --
               IVY VIP INTERNATIONAL CORE EQUITY SUB-ACCOUNT:
                2018...     $2.17       $1.74        117,034
                2017...     $1.80       $2.17         97,535
                2016...     $1.82       $1.80        102,602
                2015...     $1.87       $1.82         70,675
                2014...     $1.88       $1.87         76,283
                2013...     $1.54       $1.88         73,049
                2012...     $1.39       $1.54         56,448
                2011...     $1.65       $1.39         56,019
                2010...     $1.47       $1.65         51,786
                2009...     $1.10       $1.47         38,987
               IVY VIP MID CAP GROWTH SUB-ACCOUNT:
                2018...     $2.81       $2.75         22,452
                2017...     $2.26       $2.81         21,807
                2016...     $2.17       $2.26         63,157
                2015...     $2.36       $2.17         57,855
                2014...     $2.23       $2.36         60,963
                2013...     $1.75       $2.23         32,532
                2012...     $1.58       $1.75             --
                2011...     $1.62       $1.58             --
                2010...     $1.26       $1.62             --
                2009...     $0.88       $1.26             --
               IVY VIP NATURAL RESOURCES SUB-ACCOUNT(Q):
                2018...     $1.01       $0.76          8,900
                2017...     $1.00       $1.01         54,887
                2016...     $0.83       $1.00        192,463
                2015...     $1.09       $0.83         15,932
                2014...     $1.28       $1.09          1,090
                2013...     $1.21       $1.28          1,109
                2012...     $1.21       $1.21             --
                2011...     $1.58       $1.21             --
                2010...     $1.38       $1.58             --
                2009...     $0.81       $1.38             --

2.10% Variable Account Charge Continued



                        UNIT VALUE AT UNIT VALUE NUMBER OF UNITS
                        BEGINNING OF  AT END OF  OUTSTANDING AT
                           PERIOD       PERIOD    END OF PERIOD
                        ------------- ---------- ---------------
               IVY VIP PATHFINDER MODERATE -- MANAGED
                VOLATILITY SUB-ACCOUNT(G):
                2018...     $1.15       $1.08             --
                2017...     $1.03       $1.15             --
                2016...     $1.04       $1.03             --
                2015...     $1.06       $1.04             --
                2014...     $1.04       $1.06             --
                2013...     $1.00       $1.04             --
               IVY VIP PATHFINDER MODERATELY AGGRESSIVE --
                MANAGED VOLATILITY SUB-ACCOUNT(G):
                2018...     $1.18       $1.10             --
                2017...     $1.04       $1.18             --
                2016...     $1.04       $1.04             --
                2015...     $1.07       $1.04             --
                2014...     $1.05       $1.07             --
                2013...     $1.00       $1.05             --
               IVY VIP PATHFINDER MODERATELY CONSERVATIVE --
                MANAGED VOLATILITY SUB-ACCOUNT(G):
                2018...     $1.11       $1.05          8,882
                2017...     $1.01       $1.11          8,882
                2016...     $1.02       $1.01          8,882
                2015...     $1.05       $1.02             --
                2014...     $1.04       $1.05             --
                2013...     $1.00       $1.04             --
               IVY VIP SCIENCE AND TECHNOLOGY SUB-ACCOUNT:
                2018...     $3.94       $3.66        110,951
                2017...     $3.04       $3.94        128,015
                2016...     $3.06       $3.04         18,820
                2015...     $3.22       $3.06          9,536
                2014...     $3.19       $3.22         11,611
                2013...     $2.09       $3.19          2,216
                2012...     $1.67       $2.09             --
                2011...     $1.81       $1.67             --
                2010...     $1.64       $1.81             --
                2009...     $1.16       $1.64             --
               IVY VIP SMALL CAP CORE SUB-ACCOUNT(R):
                2018...     $2.74       $2.40        166,711
                2017...     $2.46       $2.74        191,579
                2016...     $1.95       $2.46         33,513
                2015...     $2.11       $1.95         24,970
                2014...     $2.01       $2.11         25,720
                2013...     $1.54       $2.01         18,961
                2012...     $1.33       $1.54         20,519
                2011...     $1.55       $1.33         21,638
                2010...     $1.25       $1.55         20,952
                2009...     $0.99       $1.25         20,005
               IVY VIP SMALL CAP GROWTH SUB-ACCOUNT(AD):
                2018...     $2.33       $2.39        157,880
                2017...     $2.19       $2.33        184,749
                2016...     $1.97       $2.19          6,683
                2015...     $2.22       $1.97          4,251
                2014...     $2.30       $2.22          4,356
                2013...     $1.49       $2.30            595
                2012...     $1.36       $1.49             --
                2011...     $1.50       $1.36             --
                2010...     $1.09       $1.50             --
                2009...     $0.79       $1.09             --





                        UNIT VALUE AT UNIT VALUE NUMBER OF UNITS
                        BEGINNING OF  AT END OF  OUTSTANDING AT
                           PERIOD       PERIOD    END OF PERIOD
                        ------------- ---------- ---------------
               IVY VIP VALUE SUB-ACCOUNT:
                2018...     $2.26       $2.05         66,576
                2017...     $2.05       $2.26         69,159
                2016...     $1.89       $2.05        128,025
                2015...     $2.00       $1.89        119,100
                2014...     $1.85       $2.00        114,224
                2013...     $1.39       $1.85         21,527
                2012...     $1.20       $1.39             --
                2011...     $1.32       $1.20             --
                2010...     $1.13       $1.32             --
                2009...     $0.91       $1.13             --
               JANUS HENDERSON BALANCED SUB-ACCOUNT(U):
                2018...     $2.31       $2.27         51,194
                2017...     $1.99       $2.31         55,150
                2016...     $1.95       $1.99         56,306
                2015...     $1.98       $1.95         41,034
                2014...     $1.87       $1.98         37,007
                2013...     $1.60       $1.87             --
                2012...     $1.44       $1.60             --
                2011...     $1.45       $1.44             --
                2010...     $1.37       $1.45             --
                2009...     $1.11       $1.37             --
               JANUS HENDERSON FLEXIBLE BOND SUB-ACCOUNT(N)(V):
                2018...     $0.99       $0.95            191
                2017...     $0.97       $0.99            190
                2016...     $0.97       $0.97         24,772
                2015...     $1.00       $0.97         25,681
               JANUS HENDERSON FORTY SUB-ACCOUNT(W):
                2018...     $3.23       $3.22          8,555
                2017...     $2.54       $3.23          8,691
                2016...     $2.54       $2.54         27,666
                2015...     $2.32       $2.54         27,239
                2014...     $2.18       $2.32         26,090
                2013...     $1.70       $2.18         14,226
                2012...     $1.41       $1.70          1,068
                2011...     $1.54       $1.41          1,156
                2010...     $1.48       $1.54          1,100
                2009...     $1.03       $1.48          1,029
               JANUS HENDERSON MID CAP VALUE SUB-ACCOUNT(X):
                2018...     $1.61       $1.36         82,245
                2017...     $1.45       $1.61         79,713
                2016...     $1.25       $1.45        113,897
                2015...     $1.32       $1.25        113,755
                2014...     $1.25       $1.32        122,539
                2013...     $1.01       $1.25         38,341
                2012...     $0.93       $1.01          5,050
                2011...     $0.98       $0.93          5,021
                2010...     $0.87       $0.98          5,084
                2009...     $0.67       $0.87             --

2.10% Variable Account Charge Continued



                        UNIT VALUE AT UNIT VALUE NUMBER OF UNITS
                        BEGINNING OF  AT END OF  OUTSTANDING AT
                           PERIOD       PERIOD    END OF PERIOD
                        ------------- ---------- ---------------
               JANUS HENDERSON OVERSEAS SUB-ACCOUNT(Y):
                2018...     $2.11       $1.75         53,872
                2017...     $1.64       $2.11         35,100
                2016...     $1.80       $1.64         39,133
                2015...     $2.02       $1.80         26,282
                2014...     $2.34       $2.02         33,619
                2013...     $2.09       $2.34         26,835
                2012...     $1.89       $2.09         23,871
                2011...     $2.85       $1.89         21,414
                2010...     $2.33       $2.85         16,920
                2009...     $1.33       $2.33         12,926
               MFS(R) MID CAP GROWTH SERIES SUB-ACCOUNT:
                2018...     $2.04       $2.02             --
                2017...     $1.64       $2.04             --
                2016...     $1.60       $1.64             --
                2015...     $1.57       $1.60             --
                2014...     $1.48       $1.57             --
                2013...     $1.10       $1.48          3,705
                2012...     $0.96       $1.10             --
                2011...     $1.05       $0.96             --
                2010...     $0.83       $1.05             --
                2009...     $0.60       $0.83             --
               MFS(R) VIT II INTERNATIONAL VALUE SUB-ACCOUNT(N):
                2018...     $1.21       $1.07         28,877
                2017...     $0.98       $1.21         55,269
                2016...     $0.96       $0.98          2,335
                2015...     $1.00       $0.96          2,465
               MORGAN STANLEY VIF EMERGING MARKETS EQUITY
                SUB-ACCOUNT(S):
                2018...     $0.82       $0.66         56,630
                2017...     $0.62       $0.82         56,436
                2016...     $0.59       $0.62        143,322
                2015...     $0.68       $0.59        118,841
                2014...     $0.72       $0.68        119,334
                2013...     $0.75       $0.72         57,858
                2012...     $0.64       $0.75          7,046
                2011...     $0.79       $0.64          7,047
                2010...     $0.68       $0.79          6,112
                2009...     $0.41       $0.68             --
               MORNINGSTAR AGGRESSIVE GROWTH ETF ASSET
                ALLOCATION SUB-ACCOUNT:
                2018...     $1.22       $1.09             --
                2017...     $1.04       $1.22             --
                2016...     $0.96       $1.04             --
                2015...     $0.88       $0.96             --
                2014...     $0.98       $1.01             --
                2013...     $0.85       $0.98             --
                2012...     $0.76       $0.85             --
                2011...     $0.82       $0.76             --
                2010...     $0.72       $0.82             --
                2009...     $0.58       $0.72             --





                        UNIT VALUE AT UNIT VALUE NUMBER OF UNITS
                        BEGINNING OF  AT END OF  OUTSTANDING AT
                           PERIOD       PERIOD    END OF PERIOD
                        ------------- ---------- ---------------
               MORNINGSTAR BALANCED ETF ASSET ALLOCATION
                SUB-ACCOUNT:
                2018...     $1.23       $1.13            --
                2017...     $1.11       $1.23            --
                2016...     $1.04       $1.11            --
                2015...     $1.09       $1.04            --
                2014...     $1.07       $1.09            --
                2013...     $0.97       $1.07            --
                2012...     $0.90       $0.97            --
                2011...     $0.92       $0.90            --
                2010...     $0.84       $0.92            --
                2009...     $0.72       $0.84            --
               MORNINGSTAR CONSERVATIVE ETF ASSET ALLOCATION
                SUB-ACCOUNT:
                2018...     $1.11       $1.06            --
                2017...     $1.07       $1.11            --
                2016...     $1.04       $1.07            --
                2015...     $1.08       $1.04            --
                2014...     $1.07       $1.08            --
                2013...     $1.07       $1.07            --
                2012...     $1.04       $1.07            --
                2011...     $1.03       $1.04            --
                2010...     $0.98       $1.03            --
                2009...     $0.93       $0.98            --
               MORNINGSTAR GROWTH ETF ASSET ALLOCATION
                SUB-ACCOUNT:
                2018...     $1.24       $1.12        22,190
                2017...     $1.08       $1.24        23,283
                2016...     $1.01       $1.08        24,364
                2015...     $1.05       $1.01            --
                2014...     $1.03       $1.05            --
                2013...     $0.90       $1.03            --
                2012...     $0.82       $0.90            --
                2011...     $0.86       $0.82            --
                2010...     $0.77       $0.86            --
                2009...     $0.64       $0.77            --
               MORNINGSTAR INCOME AND GROWTH ETF ASSET
                ALLOCATION SUB-ACCOUNT:
                2018...     $1.16       $1.09        72,098
                2017...     $1.08       $1.16        72,098
                2016...     $1.04       $1.08            --
                2015...     $1.08       $1.04            --
                2014...     $1.07       $1.08            --
                2013...     $1.01       $1.07            --
                2012...     $0.96       $1.01            --
                2011...     $0.97       $0.96            --
                2010...     $0.90       $0.97            --
                2009...     $0.82       $0.90            --

2.10% Variable Account Charge Continued



                        UNIT VALUE AT UNIT VALUE NUMBER OF UNITS
                        BEGINNING OF  AT END OF  OUTSTANDING AT
                           PERIOD       PERIOD    END OF PERIOD
                        ------------- ---------- ---------------
               NEUBERGER BERMAN AMT SOCIALLY RESPONSIVE
                SUB-ACCOUNT:
                2018...     $1.59       $1.47          1,596
                2017...     $1.38       $1.59          1,642
                2016...     $1.28       $1.38          1,934
                2015...     $1.32       $1.28          1,818
                2014...     $1.22       $1.32          1,348
                2013...     $0.91       $1.22          1,372
                2012...     $0.84       $0.91             --
                2011...     $0.88       $0.84             --
                2010...     $0.73       $0.88             --
                2009...     $0.57       $0.73             --
               OPPENHEIMER INTERNATIONAL GROWTH/VA SUB-ACCOUNT:
                2018...     $2.37       $1.86         50,380
                2017...     $1.91       $2.37         49,932
                2016...     $2.01       $1.91         81,277
                2015...     $1.99       $2.01         54,429
                2014...     $2.19       $1.99         51,361
                2013...     $1.78       $2.19         16,406
                2012...     $1.49       $1.78            842
                2011...     $1.65       $1.49            912
                2010...     $1.47       $1.65            865
                2009...     $1.08       $1.47            866
               OPPENHEIMER MAIN STREET SMALL CAP(R)/VA
                SUB-ACCOUNT:
                2018...     $1.74       $1.52          4,470
                2017...     $1.56       $1.74          4,521
                2016...     $1.35       $1.56          4,569
                2015...     $1.47       $1.35          2,735
                2014...     $1.35       $1.47             --
                2013...     $0.98       $1.35             --
                2012...     $0.85       $0.98             --
                2011...     $0.89       $0.85             --
                2010...     $0.74       $0.89             --
                2009...     $0.55       $0.74             --
               PIMCO VIT GLOBAL DIVERSIFIED ALLOCATION
                SUB-ACCOUNT(F):
                2018...     $1.20       $1.07         38,150
                2017...     $1.05       $1.20          2,443
                2016...     $0.99       $1.05          2,912
                2015...     $1.07       $0.99          3,092
                2014...     $1.04       $1.07         10,704
                2013...     $1.00       $1.04          2,963
               PIMCO VIT LOW DURATION SUB-ACCOUNT(B):
                2018...     $0.96       $0.95        174,112
                2017...     $0.97       $0.96        162,460
                2016...     $0.98       $0.97        223,257
                2015...     $1.00       $0.98        106,810
                2014...     $1.01       $1.00         50,625
                2013...     $1.04       $1.01         18,850
                2012...     $1.00       $1.04             --
                2011...     $1.01       $1.00             --
                2010...     $1.00       $1.01             --





                        UNIT VALUE AT UNIT VALUE NUMBER OF UNITS
                        BEGINNING OF  AT END OF  OUTSTANDING AT
                           PERIOD       PERIOD    END OF PERIOD
                        ------------- ---------- ---------------
               PIMCO VIT TOTAL RETURN SUB-ACCOUNT(B):
                2018...     $1.11       $1.08        385,656
                2017...     $1.08       $1.11        374,198
                2016...     $1.07       $1.08        427,906
                2015...     $1.09       $1.07        209,147
                2014...     $1.07       $1.09        211,124
                2013...     $1.12       $1.07         55,011
                2012...     $1.04       $1.12             --
                2011...     $1.03       $1.04             --
                2010...     $1.00       $1.03             --
               PUTNAM VT EQUITY INCOME SUB-ACCOUNT(A)(T):
                2018...     $2.09       $1.87         93,718
                2017...     $1.80       $2.09         92,772
                2016...     $1.62       $1.80         92,766
                2015...     $1.70       $1.62         73,636
                2014...     $1.54       $1.70         74,536
                2013...     $1.19       $1.54             --
                2012...     $1.02       $1.19             --
                2011...     $1.02       $1.02             --
                2010...     $0.93       $1.02             --
                2009...     $0.73       $0.93             --
               PUTNAM VT GROWTH OPPORTUNITIES SUB-ACCOUNT(P):
                2018...     $2.20       $2.21         29,514
                2017...     $1.72       $2.20         33,141
                2016...     $1.71       $1.72         35,116
                2015...     $1.86       $1.71         24,876
                2014...     $1.73       $1.86         22,183
                2013...     $1.23       $1.73            997
                2012...     $1.10       $1.23             --
                2011...     $1.37       $1.10             --
                2010...     $1.15       $1.37             --
                2009...     $0.72       $1.15             --
               PUTNAM VT INTERNATIONAL EQUITY SUB-ACCOUNT:
                2018...     $1.66       $1.32         20,789
                2017...     $1.34       $1.66             --
                2016...     $1.40       $1.34         13,298
                2015...     $1.43       $1.40             --
                2014...     $1.57       $1.43             --
                2013...     $1.25       $1.57             --
                2012...     $1.05       $1.25             --
                2011...     $1.29       $1.05             --
                2010...     $1.19       $1.29             --
                2009...     $0.98       $1.19             --
               PUTNAM VT SUSTAINABLE LEADERS SUB-ACCOUNT(AA):
                2018...     $2.47       $2.39         45,450
                2017...     $1.95       $2.47         47,071
                2016...     $1.85       $1.95         52,259
                2015...     $1.90       $1.85         44,510
                2014...     $1.71       $1.90         45,999
                2013...     $1.28       $1.71            490
                2012...     $1.12       $1.28             --
                2011...     $1.20       $1.12             --
                2010...     $1.03       $1.20             --
                2009...     $0.79       $1.03             --

2.10% Variable Account Charge Continued



                        UNIT VALUE AT UNIT VALUE NUMBER OF UNITS
                        BEGINNING OF  AT END OF  OUTSTANDING AT
                           PERIOD       PERIOD    END OF PERIOD
                        ------------- ---------- ---------------
               SFT CORE BOND SUB-ACCOUNT(AB)(AE):
                2018...     $1.27       $1.24        355,574
                2017...     $1.24       $1.27        328,954
                2016...     $1.22       $1.24        345,690
                2015...     $1.24       $1.22        275,567
                2014...     $1.19       $1.24        243,088
                2013...     $1.22       $1.19        146,457
                2012...     $1.16       $1.22        132,419
                2011...     $1.10       $1.16        127,958
                2010...     $1.03       $1.10        134,923
                2009...     $0.91       $1.03         98,833
               SFT DYNAMIC MANAGED VOLATILITY
                SUB-ACCOUNT(F)(AC):
                2018...     $1.31       $1.24        267,885
                2017...     $1.13       $1.31        272,987
                2016...     $1.06       $1.13        274,865
                2015...     $1.12       $1.06        121,617
                2014...     $1.06       $1.12        113,268
                2013...     $1.00       $1.06             --
               SFT GOVERNMENT MONEY MARKET SUB-ACCOUNT(AC):
                2018...     $0.86       $0.85         30,115
                2017...     $0.88       $0.86         30,130
                2016...     $0.89       $0.88         44,367
                2015...     $0.91       $0.89         39,531
                2014...     $0.93       $0.91         82,775
                2013...     $0.95       $0.93         25,561
                2012...     $0.97       $0.95         23,521
                2011...     $0.99       $0.97         21,862
                2010...     $1.01       $0.99         21,977
                2009...     $1.03       $1.01         16,618
               SFT INDEX 400 MID-CAP SUB-ACCOUNT(AC):
                2018...     $2.98       $2.58         62,918
                2017...     $2.63       $2.98         99,427
                2016...     $2.24       $2.63        177,756
                2015...     $2.35       $2.24         53,672
                2014...     $2.19       $2.35         54,370
                2013...     $1.69       $2.19         36,272
                2012...     $1.47       $1.69         39,510
                2011...     $1.53       $1.47         41,304
                2010...     $1.24       $1.53         42,680
                2009...     $0.93       $1.24         33,788
               SFT INDEX 500 SUB-ACCOUNT(AC):
                2018...     $2.38       $2.22         64,170
                2017...     $2.01       $2.38        111,024
                2016...     $1.84       $2.01        166,026
                2015...     $1.86       $1.84          2,727
                2014...     $1.68       $1.86             --
                2013...     $1.30       $1.68             --
                2012...     $1.15       $1.30             --
                2011...     $1.16       $1.15             --
                2010...     $1.03       $1.16             --
                2009...     $0.84       $1.03             --





                        UNIT VALUE AT UNIT VALUE NUMBER OF UNITS
                        BEGINNING OF  AT END OF  OUTSTANDING AT
                           PERIOD       PERIOD    END OF PERIOD
                        ------------- ---------- ---------------
               SFT INTERNATIONAL BOND SUB-ACCOUNT(AC):
                2018...     $1.34       $1.33        148,745
                2017...     $1.36       $1.34        164,508
                2016...     $1.34       $1.36        161,725
                2015...     $1.43       $1.34        134,913
                2014...     $1.44       $1.43        144,610
                2013...     $1.47       $1.44         27,993
                2012...     $1.29       $1.47          9,420
                2011...     $1.32       $1.29          9,677
                2010...     $1.18       $1.32          9,863
                2009...     $1.03       $1.18          2,857
               SFT IVY/SM/ GROWTH SUB-ACCOUNT(H)(I):
                2018...     $2.64       $2.65        117,346
                2017...     $2.09       $2.64        157,662
                2016...     $2.12       $2.09        149,984
                2015...     $2.02       $2.12        135,866
                2014...     $1.82       $2.02        156,801
               SFT IVY/SM/ SMALL CAP GROWTH SUB-ACCOUNT(H)(J):
                2018...     $2.57       $2.42         59,859
                2017...     $2.09       $2.57         61,256
                2016...     $1.77       $2.09         62,596
                2015...     $1.87       $1.77         50,310
                2014...     $1.75       $1.87         43,553
               SFT MANAGED VOLATILITY EQUITY SUB-ACCOUNT(O)(AC):
                2018...     $1.16       $1.08        510,487
                2017...     $1.02       $1.16        514,486
                2016...     $1.00       $1.02        518,484
                2015...     $1.00       $1.00             --
               SFT REAL ESTATE SECURITIES SUB-ACCOUNT(AC):
                2018...     $2.55       $2.36        117,193
                2017...     $2.47       $2.55        129,604
                2016...     $2.42       $2.47        135,509
                2015...     $2.35       $2.42         89,922
                2014...     $1.84       $2.35         89,912
                2013...     $1.86       $1.84         35,364
                2012...     $1.61       $1.86         16,269
                2011...     $1.56       $1.61         17,594
                2010...     $1.24       $1.56         18,095
                2009...     $1.01       $1.24         15,013
               SFT T. ROWE PRICE VALUE SUB-ACCOUNT(H)(L):
                2018...     $2.60       $2.30         72,931
                2017...     $2.24       $2.60        102,671
                2016...     $2.07       $2.24         77,759
                2015...     $2.15       $2.07         61,584
                2014...     $2.01       $2.15         74,113
               SFT WELLINGTON CORE EQUITY SUB-ACCOUNT(H)(K)(Z):
                2018...     $2.69       $2.58         38,736
                2017...     $2.26       $2.69         41,413
                2016...     $2.20       $2.26         51,471
                2015...     $2.23       $2.20         36,818
                2014...     $2.03       $2.23         33,572

2.10% Variable Account Charge Continued



                        UNIT VALUE AT UNIT VALUE NUMBER OF UNITS
                        BEGINNING OF  AT END OF  OUTSTANDING AT
                           PERIOD       PERIOD    END OF PERIOD
                        ------------- ---------- ---------------
               TEMPLETON DEVELOPING MARKETS VIP SUB-ACCOUNT:
                2018...     $2.36       $1.95        29,803
                2017...     $1.72       $2.36        25,613
                2016...     $1.49       $1.72        86,549
                2015...     $1.90       $1.49        17,951
                2014...     $2.11       $1.90        14,101
                2013...     $2.18       $2.11        16,976
                2012...     $1.97       $2.18        15,721
                2011...     $2.39       $1.97        15,824
                2010...     $2.07       $2.39        14,293
                2009...     $1.23       $2.07        13,571
               TOPS(R) MANAGED RISK BALANCED ETF SUB-ACCOUNT(E):
                2018...     $1.14       $1.05        15,714
                2017...     $1.05       $1.14        15,163
                2016...     $1.01       $1.05        14,936
                2015...     $1.08       $1.01         6,056
                2014...     $1.07       $1.08         5,845
                2013...     $1.01       $1.07         5,552
                2012...     $1.00       $1.01            --
               TOPS(R) MANAGED RISK FLEX ETF SUB-ACCOUNT(G):
                2018...     $1.07       $0.98            --
                2017...     $0.99       $1.07            --
                2016...     $0.96       $0.99            --
                2015...     $1.03       $0.96            --
                2014...     $1.03       $1.03            --
                2013...     $1.00       $1.03            --
               TOPS(R) MANAGED RISK GROWTH ETF SUB-ACCOUNT(E):
                2018...     $1.21       $1.08            --
                2017...     $1.05       $1.21            --
                2016...     $1.01       $1.05            --
                2015...     $1.14       $1.01            --
                2014...     $1.15       $1.14            --
                2013...     $1.01       $1.15            --
                2012...     $1.00       $1.01            --
               TOPS(R) MANAGED RISK MODERATE GROWTH ETF
                SUB-ACCOUNT(E):
                2018...     $1.20       $1.09         6,099
                2017...     $1.07       $1.20         6,441
                2016...     $1.03       $1.07         6,864
                2015...     $1.12       $1.03         6,855
                2014...     $1.12       $1.12         6,846
                2013...     $1.01       $1.12         6,863
                2012...     $1.00       $1.01            --



2.15% Variable Account Charge



                        UNIT VALUE AT UNIT VALUE NUMBER OF UNITS
                        BEGINNING OF  AT END OF  OUTSTANDING AT
                           PERIOD       PERIOD    END OF PERIOD
                        ------------- ---------- ---------------
               AB VPS DYNAMIC ASSET ALLOCATION SUB-ACCOUNT(F):
                2018...     $1.16       $1.05          --
                2017...     $1.04       $1.16          --
                2016...     $1.03       $1.04          --
               AB VPS INTERNATIONAL VALUE SUB-ACCOUNT:
                2018...     $0.65       $0.49          --
                2017...     $0.53       $0.65          --
                2016...     $0.55       $0.53          --





                        UNIT VALUE AT UNIT VALUE NUMBER OF UNITS
                        BEGINNING OF  AT END OF  OUTSTANDING AT
                           PERIOD       PERIOD    END OF PERIOD
                        ------------- ---------- ---------------
               AMERICAN CENTURY VP INCOME & GROWTH SUB-ACCOUNT:
                2018...     $2.17       $1.98             --
                2017...     $1.85       $2.17             --
                2016...     $1.67       $1.85             --
               AMERICAN CENTURY VP INFLATION PROTECTION
                SUB-ACCOUNT:
                2018...     $1.15       $1.09             --
                2017...     $1.13       $1.15         11,043
                2016...     $1.11       $1.13         29,180
               AMERICAN FUNDS IS GLOBAL BOND SUB-ACCOUNT(C):
                2018...     $0.96       $0.93          2,555
                2017...     $0.92       $0.96          2,555
                2016...     $0.91       $0.92          2,555
               AMERICAN FUNDS IS GLOBAL GROWTH SUB-ACCOUNT(C):
                2018...     $1.66       $1.48             --
                2017...     $1.29       $1.66             --
                2016...     $1.31       $1.29             --
               AMERICAN FUNDS IS GLOBAL SMALL CAPITALIZATION
                SUB-ACCOUNT(C):
                2018...     $1.33       $1.17             --
                2017...     $1.08       $1.33             --
                2016...     $1.08       $1.08             --
               AMERICAN FUNDS IS GROWTH SUB-ACCOUNT(C):
                2018...     $1.89       $1.85             --
                2017...     $1.51       $1.89             --
                2016...     $1.41       $1.51             --
               AMERICAN FUNDS IS GROWTH-INCOME SUB-ACCOUNT(C):
                2018...     $1.90       $1.83         28,593
                2017...     $1.59       $1.90         29,015
                2016...     $1.46       $1.59         29,424
               AMERICAN FUNDS IS INTERNATIONAL SUB-ACCOUNT(C):
                2018...     $1.24       $1.06             --
                2017...     $0.96       $1.24             --
                2016...     $0.95       $0.96             --
               AMERICAN FUNDS IS NEW WORLD(R) SUB-ACCOUNT(C):
                2018...     $1.14       $0.96         25,655
                2017...     $0.90       $1.14         25,187
                2016...     $0.87       $0.90         21,555
               AMERICAN FUNDS IS U.S. GOVERNMENT/AAA-RATED
                SECURITIES SUB-ACCOUNT(C):
                2018...     $1.00       $0.98             --
                2017...     $1.00       $1.00             --
                2016...     $1.01       $1.00             --
               CLEARBRIDGE VARIABLE SMALL CAP GROWTH
                SUB-ACCOUNT(N):
                2018...     $1.19       $1.20             --
                2017...     $0.98       $1.19             --
                2016...     $0.95       $0.98             --
               FIDELITY(R) VIP FUNDS EQUITY-INCOME SUB-ACCOUNT:
                2018...     $2.03       $1.81         84,014
                2017...     $1.84       $2.03        123,164
                2016...     $1.60       $1.84        133,798

2.15% Variable Account Charge Continued



                        UNIT VALUE AT UNIT VALUE NUMBER OF UNITS
                        BEGINNING OF  AT END OF  OUTSTANDING AT
                           PERIOD       PERIOD    END OF PERIOD
                        ------------- ---------- ---------------
               FIDELITY(R) VIP FUNDS MID CAP SUB-ACCOUNT:
                2018...     $3.28       $2.74         42,876
                2017...     $2.78       $3.28         42,876
                2016...     $2.54       $2.78         42,876
               FRANKLIN MUTUAL SHARES VIP SUB-ACCOUNT:
                2018...     $1.99       $1.77             --
                2017...     $1.88       $1.99             --
                2016...     $1.65       $1.88             --
               FRANKLIN SMALL CAP VALUE VIP SUB-ACCOUNT:
                2018...     $1.69       $1.44             --
                2017...     $1.56       $1.69          5,759
                2016...     $1.23       $1.56          9,184
               FRANKLIN SMALL-MID CAP GROWTH VIP SUB-ACCOUNT:
                2018...     $2.24       $2.08             --
                2017...     $1.89       $2.24             --
                2016...     $1.85       $1.89             --
               GOLDMAN SACHS VIT GLOBAL TRENDS ALLOCATION
                SUB-ACCOUNT(F):
                2018...     $1.10       $1.03         18,272
                2017...     $0.99       $1.10         18,272
                2016...     $0.97       $0.99         18,272
               GOLDMAN SACHS VIT HIGH QUALITY FLOATING RATE
                SUB-ACCOUNT(B):
                2018...     $0.98       $0.97             --
                2017...     $0.98       $0.98             --
                2016...     $0.99       $0.98         12,069
               INVESCO V.I. AMERICAN VALUE SUB-ACCOUNT:
                2018...     $1.51       $1.28             --
                2017...     $1.40       $1.51             --
                2016...     $1.24       $1.40             --
               INVESCO V.I. COMSTOCK SUB-ACCOUNT:
                2018...     $2.34       $2.00             --
                2017...     $2.03       $2.34             --
                2016...     $1.77       $2.03          4,817
               INVESCO V.I. EQUITY AND INCOME SUB-ACCOUNT(D):
                2018...     $1.60       $1.42         38,161
                2017...     $1.48       $1.60         38,161
                2016...     $1.31       $1.48         38,161
               INVESCO V.I. GROWTH AND INCOME SUB-ACCOUNT:
                2018...     $2.44       $2.06             --
                2017...     $2.18       $2.44             --
                2016...     $1.87       $2.18             --
               INVESCO V.I. SMALL CAP EQUITY SUB-ACCOUNT:
                2018...     $1.49       $1.24             --
                2017...     $1.34       $1.49             --
                2016...     $1.22       $1.34          5,435
               IVY VIP ASSET STRATEGY SUB-ACCOUNT:
                2018...     $2.66       $2.46         18,152
                2017...     $2.29       $2.66         18,406
                2016...     $2.41       $2.29         18,827
               IVY VIP BALANCED SUB-ACCOUNT:
                2018...     $2.05       $1.94        101,956
                2017...     $1.88       $2.05        106,287
                2016...     $1.81       $1.88         42,038





                        UNIT VALUE AT UNIT VALUE NUMBER OF UNITS
                        BEGINNING OF  AT END OF  OUTSTANDING AT
                           PERIOD       PERIOD    END OF PERIOD
                        ------------- ---------- ---------------
               IVY VIP CORE EQUITY SUB-ACCOUNT:
                2018...     $2.73       $2.55          6,870
                2017...     $2.31       $2.73          6,870
                2016...     $2.14       $2.31          6,870
               IVY VIP GLOBAL GROWTH SUB-ACCOUNT:
                2018...     $2.15       $1.97          9,793
                2017...     $1.76       $2.15          9,793
                2016...     $1.72       $1.76         18,039
               IVY VIP HIGH INCOME SUB-ACCOUNT(F)(M):
                2018...     $1.11       $1.07        450,393
                2017...     $1.07       $1.11        489,849
                2016...     $1.71       $1.07        262,556
               IVY VIP INTERNATIONAL CORE EQUITY SUB-ACCOUNT:
                2018...     $2.15       $1.73         55,498
                2017...     $1.79       $2.15         71,237
                2016...     $1.80       $1.79         96,649
               IVY VIP MID CAP GROWTH SUB-ACCOUNT:
                2018...     $2.79       $2.73             --
                2017...     $2.25       $2.79             --
                2016...     $2.16       $2.25             --
               IVY VIP NATURAL RESOURCES SUB-ACCOUNT(Q):
                2018...     $1.01       $0.76          6,658
                2017...     $1.00       $1.01          5,822
                2016...     $0.82       $1.00          5,460
               IVY VIP PATHFINDER MODERATE -- MANAGED
                VOLATILITY SUB-ACCOUNT(G):
                2018...     $1.15       $1.08             --
                2017...     $1.03       $1.15             --
                2016...     $1.03       $1.03             --
               IVY VIP PATHFINDER MODERATELY AGGRESSIVE --
                MANAGED VOLATILITY SUB-ACCOUNT(G):
                2018...     $1.18       $1.10             --
                2017...     $1.04       $1.18             --
                2016...     $1.04       $1.04             --
               IVY VIP PATHFINDER MODERATELY CONSERVATIVE --
                MANAGED VOLATILITY SUB-ACCOUNT(G):
                2018...     $1.10       $1.05             --
                2017...     $1.01       $1.10             --
                2016...     $1.02       $1.01             --
               IVY VIP SCIENCE AND TECHNOLOGY SUB-ACCOUNT:
                2018...     $3.91       $3.63         15,917
                2017...     $3.02       $3.91         16,137
                2016...     $3.04       $3.02          9,480
               IVY VIP SMALL CAP CORE SUB-ACCOUNT(R):
                2018...     $2.72       $2.39         14,532
                2017...     $2.45       $2.72         25,519
                2016...     $1.94       $2.45         27,888
               IVY VIP SMALL CAP GROWTH SUB-ACCOUNT(AD):
                2018...     $2.31       $2.37             --
                2017...     $2.17       $2.31             --
                2016...     $1.91       $2.17             --

2.15% Variable Account Charge Continued



                        UNIT VALUE AT UNIT VALUE NUMBER OF UNITS
                        BEGINNING OF  AT END OF  OUTSTANDING AT
                           PERIOD       PERIOD    END OF PERIOD
                        ------------- ---------- ---------------
               IVY VIP VALUE SUB-ACCOUNT:
                2018...     $2.25       $2.04         5,898
                2017...     $2.04       $2.25         6,046
                2016...     $1.72       $2.04         6,190
               JANUS HENDERSON BALANCED SUB-ACCOUNT(U):
                2018...     $2.29       $2.25            --
                2017...     $1.98       $2.29            --
                2016...     $1.94       $1.98            --
               JANUS HENDERSON FLEXIBLE BOND SUB-ACCOUNT(N)(V):
                2018...     $0.98       $0.95            --
                2017...     $0.97       $0.98            --
                2016...     $0.97       $0.97            --
               JANUS HENDERSON FORTY SUB-ACCOUNT(W):
                2018...     $3.21       $3.19         6,957
                2017...     $2.52       $3.21         6,957
                2016...     $2.53       $2.52         6,957
               JANUS HENDERSON MID CAP VALUE SUB-ACCOUNT(X):
                2018...     $1.61       $1.35            --
                2017...     $1.44       $1.61            --
                2016...     $1.24       $1.44         5,049
               JANUS HENDERSON OVERSEAS SUB-ACCOUNT(Y):
                2018...     $2.09       $1.74        27,016
                2017...     $1.63       $2.09        35,335
                2016...     $1.79       $1.63        37,865
               MFS(R) MID CAP GROWTH SERIES SUB-ACCOUNT:
                2018...     $2.03       $2.00            --
                2017...     $1.63       $2.03            --
                2016...     $1.60       $1.63            --
               MFS(R) VIT II INTERNATIONAL VALUE SUB-ACCOUNT(N):
                2018...     $1.21       $1.07            --
                2017...     $0.98       $1.21            --
                2016...     $0.96       $0.98            --
               MORGAN STANLEY VIF EMERGING MARKETS EQUITY
                SUB-ACCOUNT(S):
                2018...     $0.81       $0.65         6,867
                2017...     $0.61       $0.81        12,848
                2016...     $0.59       $0.61        22,043
               MORNINGSTAR AGGRESSIVE GROWTH ETF ASSET
                ALLOCATION SUB-ACCOUNT:
                2018...     $1.22       $1.08            --
                2017...     $1.04       $1.22            --
                2016...     $0.95       $1.04            --
               MORNINGSTAR BALANCED ETF ASSET ALLOCATION
                SUB-ACCOUNT:
                2018...     $1.22       $1.12            --
                2017...     $1.10       $1.22            --
                2016...     $1.04       $1.10            --
               MORNINGSTAR CONSERVATIVE ETF ASSET ALLOCATION
                SUB-ACCOUNT:
                2018...     $1.11       $1.06            --
                2017...     $1.06       $1.11            --
                2016...     $1.04       $1.06            --





                        UNIT VALUE AT UNIT VALUE NUMBER OF UNITS
                        BEGINNING OF  AT END OF  OUTSTANDING AT
                           PERIOD       PERIOD    END OF PERIOD
                        ------------- ---------- ---------------
               MORNINGSTAR GROWTH ETF ASSET ALLOCATION
                SUB-ACCOUNT:
                2018...     $1.23       $1.11            --
                2017...     $1.08       $1.23            --
                2016...     $1.00       $1.08            --
               MORNINGSTAR INCOME AND GROWTH ETF ASSET
                ALLOCATION SUB-ACCOUNT:
                2018...     $1.16       $1.09        32,630
                2017...     $1.08       $1.16        33,178
                2016...     $1.03       $1.08        32,359
               NEUBERGER BERMAN AMT SOCIALLY RESPONSIVE
                SUB-ACCOUNT:
                2018...     $1.58       $1.46            --
                2017...     $1.37       $1.58            --
                2016...     $1.28       $1.37            --
               OPPENHEIMER INTERNATIONAL GROWTH/VA SUB-ACCOUNT:
                2018...     $2.35       $1.85        17,767
                2017...     $1.90       $2.35        22,599
                2016...     $1.99       $1.90        23,395
               OPPENHEIMER MAIN STREET SMALL CAP(R)/VA
                SUB-ACCOUNT:
                2018...     $1.73       $1.51            --
                2017...     $1.55       $1.73            --
                2016...     $1.35       $1.55            --
               PIMCO VIT GLOBAL DIVERSIFIED ALLOCATION
                SUB-ACCOUNT(F):
                2018...     $1.20       $1.06            --
                2017...     $1.05       $1.20            --
                2016...     $0.99       $1.05            --
               PIMCO VIT LOW DURATION SUB-ACCOUNT(B):
                2018...     $0.96       $0.94        27,184
                2017...     $0.97       $0.96        29,533
                2016...     $0.98       $0.97        22,232
               PIMCO VIT TOTAL RETURN SUB-ACCOUNT(B):
                2018...     $1.10       $1.07            --
                2017...     $1.07       $1.10            --
                2016...     $1.07       $1.07        19,801
               PUTNAM VT EQUITY INCOME SUB-ACCOUNT(A)(T):
                2018...     $2.08       $1.86            --
                2017...     $1.79       $2.08            --
                2016...     $1.61       $1.79            --
               PUTNAM VT GROWTH OPPORTUNITIES SUB-ACCOUNT(P):
                2018...     $2.18       $2.19            --
                2017...     $1.70       $2.18            --
                2016...     $1.70       $1.70            --
               PUTNAM VT INTERNATIONAL EQUITY SUB-ACCOUNT:
                2018...     $1.65       $1.31        21,957
                2017...     $1.33       $1.65        20,563
                2016...     $1.39       $1.33        24,783
               PUTNAM VT SUSTAINABLE LEADERS SUB-ACCOUNT(AA):
                2018...     $2.46       $2.37            --
                2017...     $1.94       $2.46            --
                2016...     $1.84       $1.94            --

2.15% Variable Account Charge Continued



                        UNIT VALUE AT UNIT VALUE NUMBER OF UNITS
                        BEGINNING OF  AT END OF  OUTSTANDING AT
                           PERIOD       PERIOD    END OF PERIOD
                        ------------- ---------- ---------------
               SFT CORE BOND SUB-ACCOUNT(AB)(AE):
                2018...     $1.27       $1.23        165,766
                2017...     $1.23       $1.27        173,715
                2016...     $1.21       $1.23        184,180
               SFT DYNAMIC MANAGED VOLATILITY
                SUB-ACCOUNT(F)(AC):
                2018...     $1.30       $1.24             --
                2017...     $1.13       $1.30             --
                2016...     $1.06       $1.13             --
               SFT GOVERNMENT MONEY MARKET SUB-ACCOUNT(AC):
                2018...     $0.85       $0.84         28,990
                2017...     $0.87       $0.85         39,206
                2016...     $0.89       $0.87         37,561
               SFT INDEX 400 MID-CAP SUB-ACCOUNT(AC):
                2018...     $2.95       $2.56         20,590
                2017...     $2.61       $2.95         37,421
                2016...     $2.22       $2.61         47,788
               SFT INDEX 500 SUB-ACCOUNT(AC):
                2018...     $2.37       $2.21             --
                2017...     $2.00       $2.37             --
                2016...     $1.83       $2.00             --
               SFT INTERNATIONAL BOND SUB-ACCOUNT(AC):
                2018...     $1.33       $1.32         21,800
                2017...     $1.35       $1.33         32,698
                2016...     $1.34       $1.35         42,534
               SFT IVY/SM/ GROWTH SUB-ACCOUNT(H)(I):
                2018...     $2.63       $2.63         87,881
                2017...     $2.08       $2.63        125,242
                2016...     $2.10       $2.08        164,978
               SFT IVY/SM/ SMALL CAP GROWTH SUB-ACCOUNT(H)(J):
                2018...     $2.55       $2.40         23,102
                2017...     $2.08       $2.55         27,118
                2016...     $1.75       $2.08         31,453
               SFT MANAGED VOLATILITY EQUITY SUB-ACCOUNT(O)(AC):
                2018...     $1.16       $1.08             --
                2017...     $1.02       $1.16             --
                2016...     $1.00       $1.02             --
               SFT REAL ESTATE SECURITIES SUB-ACCOUNT(AC):
                2018...     $2.53       $2.34         19,403
                2017...     $2.45       $2.53         25,960
                2016...     $2.40       $2.45         30,366
               SFT T. ROWE PRICE VALUE SUB-ACCOUNT(H)(L):
                2018...     $2.58       $2.28         33,313
                2017...     $2.22       $2.58         44,861
                2016...     $2.05       $2.22         69,489
               SFT WELLINGTON CORE EQUITY SUB-ACCOUNT(H)(K)(Z):
                2018...     $2.67       $2.56          6,874
                2017...     $2.25       $2.67          6,874
                2016...     $2.19       $2.25          6,874
               TEMPLETON DEVELOPING MARKETS VIP SUB-ACCOUNT:
                2018...     $2.34       $1.93         15,077
                2017...     $1.70       $2.34         15,107
                2016...     $1.48       $1.70         19,579





                        UNIT VALUE AT UNIT VALUE NUMBER OF UNITS
                        BEGINNING OF  AT END OF  OUTSTANDING AT
                           PERIOD       PERIOD    END OF PERIOD
                        ------------- ---------- ---------------
               TOPS(R) MANAGED RISK BALANCED ETF SUB-ACCOUNT(E):
                2018...     $1.14       $1.05             --
                2017...     $1.05       $1.14             --
                2016...     $1.01       $1.05             --
               TOPS(R) MANAGED RISK FLEX ETF SUB-ACCOUNT(G):
                2018...     $1.07       $0.98          5,966
                2017...     $0.98       $1.07             --
                2016...     $0.96       $0.98        114,662
               TOPS(R) MANAGED RISK GROWTH ETF SUB-ACCOUNT(E):
                2018...     $1.20       $1.07             --
                2017...     $1.04       $1.20             --
                2016...     $1.01       $1.04             --
               TOPS(R) MANAGED RISK MODERATE GROWTH ETF
                SUB-ACCOUNT(E):
                2018...     $1.19       $1.08             --
                2017...     $1.07       $1.19             --
                2016...     $1.03       $1.07             --



2.20% Variable Account Charge



                        UNIT VALUE AT UNIT VALUE NUMBER OF UNITS
                        BEGINNING OF  AT END OF  OUTSTANDING AT
                           PERIOD       PERIOD    END OF PERIOD
                        ------------- ---------- ---------------
               AB VPS DYNAMIC ASSET ALLOCATION SUB-ACCOUNT(F):
                2018...     $1.16       $1.05            --
                2018...     $1.16       $1.16            --
                2017...     $1.04       $1.16            --
                2016...     $1.03       $1.04            --
                2015...     $1.06       $1.03            --
                2014...     $1.04       $1.06            --
                2013...     $1.00       $1.04            --
               AB VPS INTERNATIONAL VALUE SUB-ACCOUNT:
                2018...     $0.65       $0.49            --
                2018...     $0.65       $0.65            --
                2017...     $0.53       $0.65            --
                2016...     $0.55       $0.53            --
                2015...     $0.54       $0.55            --
                2014...     $0.60       $0.54            --
                2013...     $0.50       $0.60            --
                2012...     $0.44       $0.50            --
                2011...     $0.56       $0.44            --
                2010...     $0.55       $0.56        72,248
                2009...     $0.42       $0.55            --
               AMERICAN CENTURY VP INCOME & GROWTH SUB-ACCOUNT:
                2018...     $2.16       $1.96            --
                2018...     $2.16       $2.16            --
                2017...     $1.83       $2.16            --
                2016...     $1.66       $1.83            --
                2015...     $1.80       $1.66            --
                2014...     $1.64       $1.80            --
                2013...     $1.24       $1.64            --
                2012...     $1.10       $1.24            --
                2011...     $1.10       $1.10            --
                2010...     $0.99       $1.10            --
                2009...     $0.86       $0.99            --

2.20% Variable Account Charge Continued



                        UNIT VALUE AT UNIT VALUE NUMBER OF UNITS
                        BEGINNING OF  AT END OF  OUTSTANDING AT
                           PERIOD       PERIOD    END OF PERIOD
                        ------------- ---------- ---------------
               AMERICAN CENTURY VP INFLATION PROTECTION
                SUB-ACCOUNT:
                2018...     $1.15       $1.09         58,859
                2018...     $1.15       $1.15         61,755
                2017...     $1.13       $1.15         61,755
                2016...     $1.11       $1.13         61,778
                2015...     $1.16       $1.11        131,045
                2014...     $1.15       $1.16        135,010
                2013...     $1.28       $1.15        137,776
                2012...     $1.22       $1.28        145,659
                2011...     $1.12       $1.22        109,583
                2010...     $1.09       $1.12         74,309
                2009...     $1.01       $1.09         48,057
               AMERICAN FUNDS IS GLOBAL BOND SUB-ACCOUNT(C):
                2018...     $0.96       $0.92             --
                2018...     $0.96       $0.96             --
                2017...     $0.91       $0.96             --
                2016...     $0.91       $0.91             --
                2015...     $0.97       $0.91             --
                2014...     $0.98       $0.97             --
                2013...     $1.03       $0.98             --
                2012...     $0.99       $1.03             --
                2011...     $1.00       $0.99             --
               AMERICAN FUNDS IS GLOBAL GROWTH SUB-ACCOUNT(C):
                2018...     $1.65       $1.47             --
                2018...     $1.65       $1.65          9,479
                2017...     $1.29       $1.65          9,479
                2016...     $1.31       $1.29             --
                2015...     $1.25       $1.31             --
                2014...     $1.25       $1.25             --
                2013...     $0.99       $1.25             --
                2012...     $0.82       $0.99             --
                2011...     $1.00       $0.82             --
               AMERICAN FUNDS IS GLOBAL SMALL CAPITALIZATION
                SUB-ACCOUNT(C):
                2018...     $1.33       $1.16         13,296
                2018...     $1.33       $1.33         13,296
                2017...     $1.08       $1.33         13,296
                2016...     $1.08       $1.08         13,296
                2015...     $1.10       $1.08         16,623
                2014...     $1.10       $1.10             --
                2013...     $0.88       $1.10             --
                2012...     $0.76       $0.88             --
                2011...     $1.00       $0.76             --
               AMERICAN FUNDS IS GROWTH SUB-ACCOUNT(C):
                2018...     $1.89       $1.84         10,967
                2018...     $1.89       $1.89          8,342
                2017...     $1.50       $1.89          8,342
                2016...     $1.40       $1.50         27,160
                2015...     $1.34       $1.40             --
                2014...     $1.27       $1.34             --
                2013...     $0.99       $1.27             --
                2012...     $0.86       $0.99             --
                2011...     $1.00       $0.86             --





                        UNIT VALUE AT UNIT VALUE NUMBER OF UNITS
                        BEGINNING OF  AT END OF  OUTSTANDING AT
                           PERIOD       PERIOD    END OF PERIOD
                        ------------- ---------- ---------------
               AMERICAN FUNDS IS GROWTH-INCOME SUB-ACCOUNT(C):
                2018...     $1.90       $1.82        10,967
                2018...     $1.90       $1.90        10,972
                2017...     $1.58       $1.90        10,972
                2016...     $1.45       $1.58        10,978
                2015...     $1.46       $1.45         3,293
                2014...     $1.35       $1.46         3,332
                2013...     $1.04       $1.35         3,371
                2012...     $0.90       $1.04           636
                2011...     $1.00       $0.90            --
               AMERICAN FUNDS IS INTERNATIONAL SUB-ACCOUNT(C):
                2018...     $1.24       $1.05            --
                2018...     $1.24       $1.24            --
                2017...     $0.96       $1.24            --
                2016...     $0.95       $0.96            --
                2015...     $1.01       $0.95            --
                2014...     $1.06       $1.01            --
                2013...     $0.89       $1.06            --
                2012...     $0.78       $0.89            --
                2011...     $1.00       $0.78            --
               AMERICAN FUNDS IS NEW WORLD(R) SUB-ACCOUNT(C):
                2018...     $1.13       $0.95         9,366
                2018...     $1.13       $1.13         9,366
                2017...     $0.89       $1.13         9,366
                2016...     $0.87       $0.89        20,234
                2015...     $0.92       $0.87        34,074
                2014...     $1.02       $0.92        34,417
                2013...     $0.93       $1.02        34,763
                2012...     $0.81       $0.93            --
                2011...     $1.00       $0.81            --
               AMERICAN FUNDS IS U.S. GOVERNMENT/AAA-RATED
                SECURITIES SUB-ACCOUNT(C):
                2018...     $1.00       $0.98            --
                2018...     $1.00       $1.00            --
                2017...     $1.00       $1.00            --
                2016...     $1.01       $1.00            --
                2015...     $1.02       $1.01            --
                2014...     $0.99       $1.02            --
                2013...     $1.05       $0.99            --
                2012...     $1.05       $1.05            --
                2011...     $1.00       $1.05            --
               CLEARBRIDGE VARIABLE SMALL CAP GROWTH
                SUB-ACCOUNT(N):
                2018...     $1.19       $1.20        18,285
                2018...     $1.19       $1.19        18,285
                2017...     $0.98       $1.19        18,285
                2016...     $0.95       $0.98        18,285
                2015...     $1.00       $0.95            --

2.20% Variable Account Charge Continued



                        UNIT VALUE AT UNIT VALUE NUMBER OF UNITS
                        BEGINNING OF  AT END OF  OUTSTANDING AT
                           PERIOD       PERIOD    END OF PERIOD
                        ------------- ---------- ---------------
               FIDELITY(R) VIP FUNDS EQUITY-INCOME SUB-ACCOUNT:
                2018...     $2.01       $1.80        228,944
                2018...     $2.01       $2.01        243,130
                2017...     $1.83       $2.01        243,130
                2016...     $1.59       $1.83        330,984
                2015...     $1.69       $1.59        278,954
                2014...     $1.60       $1.69        291,677
                2013...     $1.28       $1.60        314,220
                2012...     $1.11       $1.28        377,552
                2011...     $1.13       $1.11        408,691
                2010...     $1.01       $1.13        431,986
                2009...     $0.79       $1.01        453,230
               FIDELITY(R) VIP FUNDS MID CAP SUB-ACCOUNT:
                2018...     $3.26       $2.72         61,178
                2018...     $3.26       $3.26         59,306
                2017...     $2.76       $3.26         59,306
                2016...     $2.52       $2.76         61,534
                2015...     $2.62       $2.52         47,157
                2014...     $2.53       $2.62         48,136
                2013...     $1.90       $2.53         60,909
                2012...     $1.70       $1.90         71,908
                2011...     $1.95       $1.70         73,749
                2010...     $1.55       $1.95         75,089
                2009...     $1.13       $1.55         78,008
               FRANKLIN MUTUAL SHARES VIP SUB-ACCOUNT:
                2018...     $1.98       $1.76          9,020
                2018...     $1.98       $1.98          9,020
                2017...     $1.86       $1.98          9,020
                2016...     $1.64       $1.86          9,020
                2015...     $1.77       $1.64          7,090
                2014...     $1.68       $1.77          7,161
                2013...     $1.34       $1.68          7,233
                2012...     $1.20       $1.34          9,767
                2011...     $1.24       $1.20          2,514
                2010...     $1.14       $1.24          2,498
                2009...     $0.93       $1.14          2,455
               FRANKLIN SMALL CAP VALUE VIP SUB-ACCOUNT:
                2018...     $1.68       $1.44         51,333
                2018...     $1.68       $1.68         58,403
                2017...     $1.56       $1.68         58,403
                2016...     $1.22       $1.56         69,272
                2015...     $1.35       $1.22         98,223
                2014...     $1.37       $1.35         98,187
                2013...     $1.03       $1.37         95,636
                2012...     $0.89       $1.03        107,381
                2011...     $0.94       $0.89         97,551
                2010...     $0.75       $0.94         78,741
                2009...     $0.60       $0.75         78,455





                        UNIT VALUE AT UNIT VALUE NUMBER OF UNITS
                        BEGINNING OF  AT END OF  OUTSTANDING AT
                           PERIOD       PERIOD    END OF PERIOD
                        ------------- ---------- ---------------
               FRANKLIN SMALL-MID CAP GROWTH VIP SUB-ACCOUNT:
                2018...     $2.23       $2.06          1,199
                2018...     $2.23       $2.23          1,285
                2017...     $1.87       $2.23          1,285
                2016...     $1.84       $1.87          3,695
                2015...     $1.93       $1.84          2,685
                2014...     $1.84       $1.93          2,720
                2013...     $1.36       $1.84          2,796
                2012...     $1.25       $1.36          4,277
                2011...     $1.35       $1.25          4,481
                2010...     $1.08       $1.35          4,395
                2009...     $0.77       $1.08          4,896
               GOLDMAN SACHS VIT GLOBAL TRENDS ALLOCATION
                SUB-ACCOUNT(F):
                2018...     $1.09       $1.02             --
                2018...     $1.09       $1.09             --
                2017...     $0.99       $1.09             --
                2016...     $0.97       $0.99             --
                2015...     $1.05       $0.97             --
                2014...     $1.03       $1.05             --
                2013...     $1.00       $1.03             --
               GOLDMAN SACHS VIT HIGH QUALITY FLOATING RATE
                SUB-ACCOUNT(B):
                2018...     $0.97       $0.97        142,548
                2018...     $0.97       $0.97        143,526
                2017...     $0.98       $0.97        143,526
                2016...     $0.99       $0.98        140,911
                2015...     $1.02       $0.99        165,583
                2014...     $1.04       $1.02        179,902
                2013...     $1.06       $1.04        181,438
                2012...     $1.05       $1.06        186,015
                2011...     $1.01       $1.05        147,359
                2010...     $1.00       $1.01         21,597
               INVESCO V.I. AMERICAN VALUE SUB-ACCOUNT:
                2018...     $1.50       $1.28         15,579
                2018...     $1.50       $1.50         15,579
                2017...     $1.40       $1.50         15,579
                2016...     $1.24       $1.40         15,579
                2015...     $1.40       $1.24          9,667
                2014...     $1.31       $1.40          9,765
                2013...     $1.00       $1.31             --
                2012...     $0.87       $1.00             --
                2011...     $0.88       $0.87             --
                2010...     $0.74       $0.88             --
                2009...     $0.54       $0.74             --
               INVESCO V.I. COMSTOCK SUB-ACCOUNT:
                2018...     $2.32       $1.99         51,556
                2018...     $2.32       $2.32         51,651
                2017...     $2.02       $2.32         51,651
                2016...     $1.76       $2.02         51,810
                2015...     $1.92       $1.76         56,946
                2014...     $1.80       $1.92         58,595
                2013...     $1.36       $1.80         60,967
                2012...     $1.17       $1.36         65,464
                2011...     $1.22       $1.17         43,750
                2010...     $1.08       $1.22         19,967
                2009...     $0.86       $1.08         16,626

2.20% Variable Account Charge Continued



                        UNIT VALUE AT UNIT VALUE NUMBER OF UNITS
                        BEGINNING OF  AT END OF  OUTSTANDING AT
                           PERIOD       PERIOD    END OF PERIOD
                        ------------- ---------- ---------------
               INVESCO V.I. EQUITY AND INCOME SUB-ACCOUNT(D):
                2018...     $1.59       $1.40         19,298
                2018...     $1.59       $1.59         18,956
                2017...     $1.47       $1.59         18,956
                2016...     $1.31       $1.47         19,705
                2015...     $1.37       $1.31         16,339
                2014...     $1.29       $1.37         15,678
                2013...     $1.05       $1.29         16,485
                2012...     $0.96       $1.05         17,443
                2011...     $1.00       $0.96         17,923
                2010...     $0.95       $1.00         15,685
                2009...     $0.73       $0.95         14,689
               INVESCO V.I. GROWTH AND INCOME SUB-ACCOUNT:
                2018...     $2.42       $2.04             --
                2018...     $2.42       $2.42             --
                2017...     $2.17       $2.42             --
                2016...     $1.85       $2.17             --
                2015...     $1.96       $1.85             --
                2014...     $1.82       $1.96             --
                2013...     $1.39       $1.82             --
                2012...     $1.25       $1.39             --
                2011...     $1.30       $1.25             --
                2010...     $1.19       $1.30             --
                2009...     $0.98       $1.19             --
               INVESCO V.I. SMALL CAP EQUITY SUB-ACCOUNT:
                2018...     $1.48       $1.23         41,215
                2018...     $1.48       $1.48         53,300
                2017...     $1.33       $1.48         53,300
                2016...     $1.22       $1.33         85,525
                2015...     $1.32       $1.22        103,263
                2014...     $1.32       $1.32        106,753
                2013...     $0.99       $1.32        121,164
                2012...     $0.89       $0.99        139,553
                2011...     $0.92       $0.89        120,684
                2010...     $0.73       $0.92         96,164
                2009...     $0.62       $0.73        101,886
               IVY VIP ASSET STRATEGY SUB-ACCOUNT:
                2018...     $2.64       $2.44         69,536
                2018...     $2.64       $2.64         72,230
                2017...     $2.28       $2.64         72,230
                2016...     $2.39       $2.28         75,231
                2015...     $2.67       $2.39         63,486
                2014...     $2.88       $2.67         61,269
                2013...     $2.35       $2.88         62,805
                2012...     $2.02       $2.35         76,688
                2011...     $2.22       $2.02         85,759
                2010...     $2.09       $2.22        119,550
                2009...     $1.71       $2.09         92,101





                        UNIT VALUE AT UNIT VALUE NUMBER OF UNITS
                        BEGINNING OF  AT END OF  OUTSTANDING AT
                           PERIOD       PERIOD    END OF PERIOD
                        ------------- ---------- ---------------
               IVY VIP BALANCED SUB-ACCOUNT:
                2018...     $2.03       $1.92         52,956
                2018...     $2.03       $2.03         55,524
                2017...     $1.87       $2.03         55,524
                2016...     $1.87       $1.87         60,591
                2015...     $1.92       $1.87         82,473
                2014...     $1.82       $1.92         84,580
                2013...     $1.51       $1.82         86,550
                2012...     $1.38       $1.51         79,506
                2011...     $1.36       $1.38         60,295
                2010...     $1.19       $1.36         63,967
                2009...     $1.07       $1.19         65,581
               IVY VIP CORE EQUITY SUB-ACCOUNT:
                2018...     $2.71       $2.53         11,650
                2018...     $2.71       $2.71         12,288
                2017...     $2.29       $2.71         12,288
                2016...     $2.26       $2.29         12,949
                2015...     $2.33       $2.26         75,655
                2014...     $2.17       $2.33         86,908
                2013...     $1.66       $2.17         77,529
                2012...     $1.43       $1.66         13,966
                2011...     $1.44       $1.43         15,184
                2010...     $1.22       $1.44         15,509
                2009...     $1.00       $1.22          4,815
               IVY VIP GLOBAL GROWTH SUB-ACCOUNT:
                2018...     $2.13       $1.95         36,563
                2018...     $2.13       $2.13         36,950
                2017...     $1.75       $2.13         36,950
                2016...     $1.85       $1.75         37,554
                2015...     $1.82       $1.85         57,458
                2014...     $1.85       $1.82         59,897
                2013...     $1.58       $1.85         65,384
                2012...     $1.37       $1.58         67,152
                2011...     $1.51       $1.37         50,620
                2010...     $1.35       $1.51         16,785
                2009...     $1.09       $1.35          4,761
               IVY VIP HIGH INCOME SUB-ACCOUNT(F)(M):
                2018...     $1.11       $1.06        236,717
                2018...     $1.11       $1.11        264,639
                2017...     $1.06       $1.11        264,639
                2016...     $0.94       $1.06        333,571
                2015...     $1.02       $0.94        417,785
                2014...     $1.03       $1.02        422,714
                2013...     $1.00       $1.03             --
               IVY VIP INTERNATIONAL CORE EQUITY SUB-ACCOUNT:
                2018...     $2.14       $1.72        248,054
                2018...     $2.14       $2.14        249,312
                2017...     $1.77       $2.14        249,312
                2016...     $1.79       $1.77        361,617
                2015...     $1.85       $1.79        270,655
                2014...     $1.87       $1.85        277,040
                2013...     $1.53       $1.87        287,665
                2012...     $1.38       $1.53        349,450
                2011...     $1.63       $1.38        320,883
                2010...     $1.46       $1.63        301,851
                2009...     $1.09       $1.46        295,052

2.20% Variable Account Charge Continued



                        UNIT VALUE AT UNIT VALUE NUMBER OF UNITS
                        BEGINNING OF  AT END OF  OUTSTANDING AT
                           PERIOD       PERIOD    END OF PERIOD
                        ------------- ---------- ---------------
               IVY VIP MID CAP GROWTH SUB-ACCOUNT:
                2018...     $2.77       $2.71          2,529
                2018...     $2.77       $2.77          2,529
                2017...     $2.23       $2.77          2,529
                2016...     $2.15       $2.23          2,530
                2015...     $2.33       $2.15         11,523
                2014...     $2.21       $2.33         11,639
                2013...     $1.74       $2.21         11,668
                2012...     $1.57       $1.74         13,150
                2011...     $1.61       $1.57             --
                2010...     $1.25       $1.61          8,464
                2009...     $0.87       $1.25             --
               IVY VIP NATURAL RESOURCES SUB-ACCOUNT(Q):
                2018...     $1.00       $0.75        153,401
                2018...     $1.00       $1.00        136,425
                2017...     $0.99       $1.00        136,425
                2016...     $0.82       $0.99        149,251
                2015...     $1.08       $0.82        146,825
                2014...     $1.27       $1.08        124,850
                2013...     $1.20       $1.27        109,117
                2012...     $1.21       $1.20        111,279
                2011...     $1.57       $1.21         99,768
                2010...     $1.37       $1.57         90,050
                2009...     $0.81       $1.37         85,637
               IVY VIP PATHFINDER MODERATE -- MANAGED
                VOLATILITY SUB-ACCOUNT(G):
                2018...     $1.15       $1.08             --
                2018...     $1.15       $1.15             --
                2017...     $1.03       $1.15             --
                2016...     $1.03       $1.03             --
                2015...     $1.06       $1.03             --
                2014...     $1.04       $1.06             --
                2013...     $1.00       $1.04             --
               IVY VIP PATHFINDER MODERATELY AGGRESSIVE --
                MANAGED VOLATILITY SUB-ACCOUNT(G):
                2018...     $1.17       $1.09             --
                2018...     $1.17       $1.17             --
                2017...     $1.04       $1.17             --
                2016...     $1.04       $1.04             --
                2015...     $1.07       $1.04             --
                2014...     $1.05       $1.07             --
                2013...     $1.00       $1.05             --
               IVY VIP PATHFINDER MODERATELY CONSERVATIVE --
                MANAGED VOLATILITY SUB-ACCOUNT(G):
                2018...     $1.10       $1.05             --
                2018...     $1.10       $1.10             --
                2017...     $1.01       $1.10             --
                2016...     $1.02       $1.01             --
                2015...     $1.04       $1.02             --
                2014...     $1.04       $1.04             --
                2013...     $1.00       $1.04             --





                        UNIT VALUE AT UNIT VALUE NUMBER OF UNITS
                        BEGINNING OF  AT END OF  OUTSTANDING AT
                           PERIOD       PERIOD    END OF PERIOD
                        ------------- ---------- ---------------
               IVY VIP SCIENCE AND TECHNOLOGY SUB-ACCOUNT:
                2018...     $3.88       $3.60         16,138
                2018...     $3.88       $3.88         15,505
                2017...     $3.00       $3.88         15,505
                2016...     $3.02       $3.00         21,824
                2015...     $3.18       $3.02         18,140
                2014...     $3.16       $3.18         17,987
                2013...     $2.07       $3.16         14,266
                2012...     $1.65       $2.07         19,820
                2011...     $1.79       $1.65         19,537
                2010...     $1.63       $1.79         21,905
                2009...     $1.16       $1.63         19,111
               IVY VIP SMALL CAP CORE SUB-ACCOUNT(R):
                2018...     $2.70       $2.37         42,970
                2018...     $2.70       $2.70         47,932
                2017...     $2.43       $2.70         47,932
                2016...     $1.93       $2.43         67,304
                2015...     $2.09       $1.93         51,225
                2014...     $1.99       $2.09         54,913
                2013...     $1.53       $1.99         66,835
                2012...     $1.31       $1.53         85,135
                2011...     $1.54       $1.31         94,650
                2010...     $1.25       $1.54        103,068
                2009...     $0.99       $1.25        119,622
               IVY VIP SMALL CAP GROWTH SUB-ACCOUNT(AD):
                2018...     $2.30       $2.35          2,962
                2018...     $2.30       $2.30          2,962
                2017...     $2.16       $2.30          2,962
                2016...     $1.95       $2.16          2,962
                2015...     $2.19       $1.95          1,848
                2014...     $2.28       $2.19          1,866
                2013...     $1.48       $2.28          1,885
                2012...     $1.35       $1.48          1,904
                2011...     $1.49       $1.35          6,787
                2010...     $1.08       $1.49          6,856
                2009...     $0.78       $1.08          1,962
               IVY VIP VALUE SUB-ACCOUNT:
                2018...     $2.23       $2.02         39,292
                2018...     $2.23       $2.23         39,186
                2017...     $2.03       $2.23         39,186
                2016...     $1.86       $2.03         48,941
                2015...     $1.98       $1.86         49,788
                2014...     $1.83       $1.98         49,531
                2013...     $1.38       $1.83         58,246
                2012...     $1.19       $1.38         58,006
                2011...     $1.31       $1.19         61,254
                2010...     $1.13       $1.31         60,934
                2009...     $0.91       $1.13         82,744

2.20% Variable Account Charge Continued



                        UNIT VALUE AT UNIT VALUE NUMBER OF UNITS
                        BEGINNING OF  AT END OF  OUTSTANDING AT
                           PERIOD       PERIOD    END OF PERIOD
                        ------------- ---------- ---------------
               JANUS HENDERSON BALANCED SUB-ACCOUNT(U):
                2018...     $2.27       $2.23          5,455
                2018...     $2.27       $2.27          5,780
                2017...     $1.97       $2.27          5,780
                2016...     $1.93       $1.97             --
                2015...     $1.96       $1.93             --
                2014...     $1.85       $1.96             --
                2013...     $1.58       $1.85             --
                2012...     $1.43       $1.58             --
                2011...     $1.44       $1.43             --
                2010...     $1.36       $1.44         18,088
                2009...     $1.11       $1.36             --
               JANUS HENDERSON FLEXIBLE BOND SUB-ACCOUNT(N)(V):
                2018...     $0.98       $0.95             --
                2018...     $0.98       $0.98             --
                2017...     $0.97       $0.98             --
                2016...     $0.97       $0.97             --
                2015...     $1.00       $0.97             --
               JANUS HENDERSON FORTY SUB-ACCOUNT(W):
                2018...     $3.19       $3.17         39,214
                2018...     $3.19       $3.19         40,521
                2017...     $2.51       $3.19         40,521
                2016...     $2.51       $2.51         43,984
                2015...     $2.29       $2.51         51,769
                2014...     $2.16       $2.29         38,812
                2013...     $1.69       $2.16         60,112
                2012...     $1.39       $1.69         67,759
                2011...     $1.53       $1.39         58,921
                2010...     $1.47       $1.53         58,388
                2009...     $1.03       $1.47         64,980
               JANUS HENDERSON MID CAP VALUE SUB-ACCOUNT(X):
                2018...     $1.60       $1.35         28,684
                2018...     $1.60       $1.60         36,469
                2017...     $1.44       $1.60         36,469
                2016...     $1.24       $1.44         55,688
                2015...     $1.31       $1.24         70,699
                2014...     $1.24       $1.31         72,202
                2013...     $1.01       $1.24         84,988
                2012...     $0.93       $1.01         94,094
                2011...     $0.98       $0.93         75,426
                2010...     $0.87       $0.98         63,448
                2009...     $0.67       $0.87         55,518
               JANUS HENDERSON OVERSEAS SUB-ACCOUNT(Y):
                2018...     $2.08       $1.72        141,354
                2018...     $2.08       $2.08        153,696
                2017...     $1.62       $2.08        153,696
                2016...     $1.78       $1.62        253,993
                2015...     $1.99       $1.78        166,031
                2014...     $2.32       $1.99        155,450
                2013...     $2.07       $2.32        161,412
                2012...     $1.87       $2.07        171,301
                2011...     $2.83       $1.87        158,357
                2010...     $2.31       $2.83        167,119
                2009...     $1.32       $2.31        138,885





                        UNIT VALUE AT UNIT VALUE NUMBER OF UNITS
                        BEGINNING OF  AT END OF  OUTSTANDING AT
                           PERIOD       PERIOD    END OF PERIOD
                        ------------- ---------- ---------------
               MFS(R) MID CAP GROWTH SERIES SUB-ACCOUNT:
                2018...     $2.01       $1.99          6,864
                2018...     $2.01       $2.01          7,543
                2017...     $1.62       $2.01          7,543
                2016...     $1.59       $1.62         25,087
                2015...     $1.55       $1.59         17,952
                2014...     $1.46       $1.55         19,143
                2013...     $1.09       $1.46          6,562
                2012...     $0.96       $1.09          7,377
                2011...     $1.04       $0.96          7,402
                2010...     $0.82       $1.04          7,574
                2009...     $0.60       $0.82             --
               MFS(R) VIT II INTERNATIONAL VALUE SUB-ACCOUNT(N):
                2018...     $1.21       $1.07         27,874
                2018...     $1.21       $1.21         27,874
                2017...     $0.98       $1.21         27,874
                2016...     $0.96       $0.98         49,867
                2015...     $1.00       $0.96             --
               MORGAN STANLEY VIF EMERGING MARKETS EQUITY
                SUB-ACCOUNT(S):
                2018...     $0.81       $0.65         59,107
                2018...     $0.81       $0.81         56,997
                2017...     $0.61       $0.81         56,997
                2016...     $0.59       $0.61         63,438
                2015...     $0.67       $0.59        122,868
                2014...     $0.72       $0.67        121,293
                2013...     $0.74       $0.72         96,006
                2012...     $0.63       $0.74         91,251
                2011...     $0.79       $0.63         78,399
                2010...     $0.68       $0.79        115,581
                2009...     $0.41       $0.68         35,764
               MORNINGSTAR AGGRESSIVE GROWTH ETF ASSET
                ALLOCATION SUB-ACCOUNT:
                2018...     $1.21       $1.07         75,965
                2018...     $1.21       $1.21         77,465
                2017...     $1.03       $1.21         77,465
                2016...     $0.95       $1.03         73,359
                2015...     $0.88       $0.95         70,967
                2014...     $0.98       $1.00         80,467
                2013...     $0.85       $0.98         81,871
                2012...     $0.76       $0.85         84,915
                2011...     $0.82       $0.76         97,260
                2010...     $0.72       $0.82        101,289
                2009...     $0.58       $0.72             --
               MORNINGSTAR BALANCED ETF ASSET ALLOCATION
                SUB-ACCOUNT:
                2018...     $1.22       $1.12         11,750
                2018...     $1.22       $1.22         12,406
                2017...     $1.10       $1.22         12,406
                2016...     $1.04       $1.10         13,007
                2015...     $1.08       $1.04         37,796
                2014...     $1.06       $1.08         38,826
                2013...     $0.97       $1.06         39,845
                2012...     $0.89       $0.97         40,873
                2011...     $0.92       $0.89         42,624
                2010...     $0.84       $0.92         16,404
                2009...     $0.72       $0.84             --

2.20% Variable Account Charge Continued



                        UNIT VALUE AT UNIT VALUE NUMBER OF UNITS
                        BEGINNING OF  AT END OF  OUTSTANDING AT
                           PERIOD       PERIOD    END OF PERIOD
                        ------------- ---------- ---------------
               MORNINGSTAR CONSERVATIVE ETF ASSET ALLOCATION
                SUB-ACCOUNT:
                2018...     $1.10       $1.05         14,638
                2018...     $1.10       $1.10         14,661
                2017...     $1.06       $1.10         14,661
                2016...     $1.03       $1.06         14,684
                2015...     $1.07       $1.03         13,548
                2014...     $1.06       $1.07         13,708
                2013...     $1.06       $1.06         13,869
                2012...     $1.03       $1.06         55,217
                2011...     $1.02       $1.03         53,408
                2010...     $0.98       $1.02         78,202
                2009...     $0.93       $0.98         79,022
               MORNINGSTAR GROWTH ETF ASSET ALLOCATION
                SUB-ACCOUNT:
                2018...     $1.23       $1.10             --
                2018...     $1.23       $1.23             --
                2017...     $1.07       $1.23             --
                2016...     $1.00       $1.07             --
                2015...     $1.05       $1.00             --
                2014...     $1.02       $1.05             --
                2013...     $0.90       $1.02             --
                2012...     $0.81       $0.90        452,191
                2011...     $0.86       $0.81        456,740
                2010...     $0.77       $0.86             --
                2009...     $0.63       $0.77             --
               MORNINGSTAR INCOME AND GROWTH ETF ASSET
                ALLOCATION SUB-ACCOUNT:
                2018...     $1.15       $1.08             --
                2018...     $1.15       $1.15             --
                2017...     $1.07       $1.15             --
                2016...     $1.03       $1.07             --
                2015...     $1.07       $1.03         53,841
                2014...     $1.06       $1.07        152,759
                2013...     $1.01       $1.06        316,207
                2012...     $0.96       $1.01        319,385
                2011...     $0.97       $0.96        322,607
                2010...     $0.90       $0.97        325,845
                2009...     $0.82       $0.90        329,119
               NEUBERGER BERMAN AMT SOCIALLY RESPONSIVE
                SUB-ACCOUNT:
                2018...     $1.58       $1.45          6,512
                2018...     $1.58       $1.58          6,512
                2017...     $1.36       $1.58          6,512
                2016...     $1.27       $1.36          6,512
                2015...     $1.31       $1.27             --
                2014...     $1.21       $1.31         19,015
                2013...     $0.90       $1.21         19,206
                2012...     $0.83       $0.90             --
                2011...     $0.88       $0.83             --
                2010...     $0.73       $0.88             --
                2009...     $0.57       $0.73             --





                        UNIT VALUE AT UNIT VALUE NUMBER OF UNITS
                        BEGINNING OF  AT END OF  OUTSTANDING AT
                           PERIOD       PERIOD    END OF PERIOD
                        ------------- ---------- ---------------
               OPPENHEIMER INTERNATIONAL GROWTH/VA SUB-ACCOUNT:
                2018...     $2.33       $1.84         13,864
                2018...     $2.33       $2.33         13,745
                2017...     $1.89       $2.33         13,745
                2016...     $1.98       $1.89         18,774
                2015...     $1.97       $1.98         49,496
                2014...     $2.16       $1.97         50,131
                2013...     $1.76       $2.16         40,133
                2012...     $1.48       $1.76          3,583
                2011...     $1.64       $1.48          1,170
                2010...     $1.46       $1.64         21,399
                2009...     $1.07       $1.46          1,127
               OPPENHEIMER MAIN STREET SMALL CAP(R)/VA
                SUB-ACCOUNT:
                2018...     $1.72       $1.51             --
                2018...     $1.72       $1.72             --
                2017...     $1.54       $1.72             --
                2016...     $1.34       $1.54          9,576
                2015...     $1.46       $1.34          8,952
                2014...     $1.34       $1.46          8,748
                2013...     $0.97       $1.34             --
                2012...     $0.84       $0.97             --
                2011...     $0.88       $0.84             --
                2010...     $0.73       $0.88             --
                2009...     $0.55       $0.73             --
               PIMCO VIT GLOBAL DIVERSIFIED ALLOCATION
                SUB-ACCOUNT(F):
                2018...     $1.19       $1.06             --
                2018...     $1.19       $1.19             --
                2017...     $1.04       $1.19             --
                2016...     $0.99       $1.04             --
                2015...     $1.07       $0.99             --
                2014...     $1.04       $1.07             --
                2013...     $1.00       $1.04             --
               PIMCO VIT LOW DURATION SUB-ACCOUNT(B):
                2018...     $0.96       $0.94        136,961
                2018...     $0.96       $0.96        136,891
                2017...     $0.97       $0.96        136,891
                2016...     $0.97       $0.97        136,710
                2015...     $0.99       $0.97        165,093
                2014...     $1.01       $0.99        181,341
                2013...     $1.03       $1.01        179,068
                2012...     $1.00       $1.03        186,714
                2011...     $1.01       $1.00        151,706
                2010...     $1.00       $1.01          8,794
               PIMCO VIT TOTAL RETURN SUB-ACCOUNT(B):
                2018...     $1.10       $1.07        296,490
                2018...     $1.10       $1.10        301,158
                2017...     $1.07       $1.10        301,158
                2016...     $1.07       $1.07        287,354
                2015...     $1.09       $1.07        391,702
                2014...     $1.07       $1.09        415,440
                2013...     $1.11       $1.07        405,008
                2012...     $1.04       $1.11        355,492
                2011...     $1.03       $1.04        241,415
                2010...     $1.00       $1.03         71,063

2.20% Variable Account Charge Continued



                        UNIT VALUE AT UNIT VALUE NUMBER OF UNITS
                        BEGINNING OF  AT END OF  OUTSTANDING AT
                           PERIOD       PERIOD    END OF PERIOD
                        ------------- ---------- ---------------
               PUTNAM VT EQUITY INCOME SUB-ACCOUNT(A)(T):
                2018...     $2.06       $1.85        29,402
                2018...     $2.06       $2.06        31,870
                2017...     $1.77       $2.06        31,870
                2016...     $1.60       $1.77        25,646
                2015...     $1.68       $1.60        22,576
                2014...     $1.53       $1.68        22,437
                2013...     $1.18       $1.53        24,428
                2012...     $1.01       $1.18        27,500
                2011...     $1.01       $1.01        29,098
                2010...     $0.92       $1.01        31,281
                2009...     $0.73       $0.92        35,950
               PUTNAM VT GROWTH OPPORTUNITIES SUB-ACCOUNT(P):
                2018...     $2.17       $2.17            --
                2018...     $2.17       $2.17         9,723
                2017...     $1.69       $2.17         9,723
                2016...     $1.69       $1.69            --
                2015...     $1.84       $1.69            --
                2014...     $1.71       $1.84            --
                2013...     $1.22       $1.71            --
                2012...     $1.09       $1.22            --
                2011...     $1.36       $1.09            --
                2010...     $1.15       $1.36        22,076
                2009...     $0.72       $1.15            --
               PUTNAM VT INTERNATIONAL EQUITY SUB-ACCOUNT:
                2018...     $1.64       $1.30            --
                2018...     $1.64       $1.64            --
                2017...     $1.32       $1.64            --
                2016...     $1.39       $1.32            --
                2015...     $1.42       $1.39            --
                2014...     $1.55       $1.42            --
                2013...     $1.24       $1.55            --
                2012...     $1.04       $1.24            --
                2011...     $1.28       $1.04            --
                2010...     $1.19       $1.28            --
                2009...     $0.97       $1.19            --
               PUTNAM VT SUSTAINABLE LEADERS SUB-ACCOUNT(AA):
                2018...     $2.44       $2.35            --
                2018...     $2.44       $2.44            --
                2017...     $1.93       $2.44            --
                2016...     $1.83       $1.93            --
                2015...     $1.88       $1.83            --
                2014...     $1.69       $1.88            --
                2013...     $1.27       $1.69            --
                2012...     $1.11       $1.27            --
                2011...     $1.19       $1.11            --
                2010...     $1.02       $1.19            --
                2009...     $0.79       $1.02            --





                        UNIT VALUE AT UNIT VALUE NUMBER OF UNITS
                        BEGINNING OF  AT END OF  OUTSTANDING AT
                           PERIOD       PERIOD    END OF PERIOD
                        ------------- ---------- ---------------
               SFT CORE BOND SUB-ACCOUNT(AB)(AE):
                2018...     $1.26       $1.22        693,184
                2018...     $1.26       $1.26        393,499
                2017...     $1.23       $1.26        393,499
                2016...     $1.20       $1.23        635,267
                2015...     $1.23       $1.20        621,566
                2014...     $1.18       $1.23        646,774
                2013...     $1.21       $1.18        672,192
                2012...     $1.16       $1.21        688,392
                2011...     $1.09       $1.16        756,537
                2010...     $1.02       $1.09        759,060
                2009...     $0.90       $1.02        737,050
               SFT DYNAMIC MANAGED VOLATILITY
                SUB-ACCOUNT(F)(AC):
                2018...     $1.30       $1.23             --
                2018...     $1.30       $1.30             --
                2017...     $1.13       $1.30             --
                2016...     $1.06       $1.13             --
                2015...     $1.12       $1.06             --
                2014...     $1.06       $1.12             --
                2013...     $1.00       $1.06             --
               SFT GOVERNMENT MONEY MARKET SUB-ACCOUNT(AC):
                2018...     $0.85       $0.84         88,095
                2018...     $0.85       $0.85         98,583
                2017...     $0.86       $0.85         98,583
                2016...     $0.88       $0.86        142,724
                2015...     $0.90       $0.88        135,287
                2014...     $0.92       $0.90        192,927
                2013...     $0.94       $0.92        180,684
                2012...     $0.96       $0.94        360,336
                2011...     $0.99       $0.96        360,535
                2010...     $1.01       $0.99        120,013
                2009...     $1.03       $1.01        149,535
               SFT INDEX 400 MID-CAP SUB-ACCOUNT(AC):
                2018...     $2.93       $2.54         86,125
                2018...     $2.93       $2.93        104,798
                2017...     $2.59       $2.93        104,798
                2016...     $2.21       $2.59        177,733
                2015...     $2.32       $2.21        175,820
                2014...     $2.17       $2.32        192,121
                2013...     $1.67       $2.17        196,833
                2012...     $1.46       $1.67        192,075
                2011...     $1.52       $1.46        203,262
                2010...     $1.24       $1.52        199,119
                2009...     $0.93       $1.24        202,874
               SFT INDEX 500 SUB-ACCOUNT(AC):
                2018...     $2.35       $2.19        108,563
                2018...     $2.35       $2.35        112,834
                2017...     $1.98       $2.35        112,834
                2016...     $1.82       $1.98        147,221
                2015...     $1.84       $1.82        167,265
                2014...     $1.66       $1.84        168,942
                2013...     $1.29       $1.66        170,301
                2012...     $1.14       $1.29        131,573
                2011...     $1.15       $1.14        143,013
                2010...     $1.03       $1.15        144,323
                2009...     $0.83       $1.03        146,683

2.20% Variable Account Charge Continued



                        UNIT VALUE AT UNIT VALUE NUMBER OF UNITS
                        BEGINNING OF  AT END OF  OUTSTANDING AT
                           PERIOD       PERIOD    END OF PERIOD
                        ------------- ---------- ---------------
               SFT INTERNATIONAL BOND SUB-ACCOUNT(AC):
                2018...     $1.33       $1.31        111,779
                2018...     $1.33       $1.33        128,428
                2017...     $1.34       $1.33        128,428
                2016...     $1.33       $1.34        180,432
                2015...     $1.42       $1.33        213,486
                2014...     $1.42       $1.42        213,662
                2013...     $1.46       $1.42        222,826
                2012...     $1.28       $1.46        186,642
                2011...     $1.31       $1.28        191,526
                2010...     $1.18       $1.31        187,699
                2009...     $1.03       $1.18        171,596
               SFT IVY/SM/ GROWTH SUB-ACCOUNT(H)(I):
                2018...     $2.61       $2.61        236,726
                2018...     $2.61       $2.61        302,860
                2017...     $2.06       $2.61        302,860
                2016...     $2.09       $2.06        451,157
                2015...     $2.00       $2.09        475,607
                2014...     $1.80       $2.00        519,863
               SFT IVY/SM/ SMALL CAP GROWTH SUB-ACCOUNT(H)(J):
                2018...     $2.53       $2.38         53,273
                2018...     $2.53       $2.53         56,536
                2017...     $2.07       $2.53         56,536
                2016...     $1.74       $2.07         96,500
                2015...     $1.85       $1.74        141,371
                2014...     $1.74       $1.85        131,877
               SFT MANAGED VOLATILITY EQUITY SUB-ACCOUNT(O)(AC):
                2018...     $1.16       $1.08             --
                2018...     $1.16       $1.16          7,447
                2017...     $1.02       $1.16          7,447
                2016...     $1.00       $1.02          7,681
                2015...     $1.00       $1.00             --
               SFT REAL ESTATE SECURITIES SUB-ACCOUNT(AC):
                2018...     $2.51       $2.33        121,508
                2018...     $2.51       $2.51        134,464
                2017...     $2.44       $2.51        134,464
                2016...     $2.39       $2.44        165,830
                2015...     $2.32       $2.39        142,110
                2014...     $1.82       $2.32        157,466
                2013...     $1.84       $1.82        163,851
                2012...     $1.60       $1.84        162,413
                2011...     $1.55       $1.60        169,591
                2010...     $1.23       $1.55        177,584
                2009...     $1.01       $1.23        190,946
               SFT T. ROWE PRICE VALUE SUB-ACCOUNT(H)(L):
                2018...     $2.56       $2.26        135,249
                2018...     $2.56       $2.56        177,118
                2017...     $2.21       $2.56        177,118
                2016...     $2.04       $2.21        304,145
                2015...     $2.13       $2.04        361,385
                2014...     $1.99       $2.13        372,156





                        UNIT VALUE AT UNIT VALUE NUMBER OF UNITS
                        BEGINNING OF  AT END OF  OUTSTANDING AT
                           PERIOD       PERIOD    END OF PERIOD
                        ------------- ---------- ---------------
               SFT WELLINGTON CORE EQUITY SUB-ACCOUNT(H)(K)(Z):
                2018...     $2.65       $2.54         81,501
                2018...     $2.65       $2.65         85,019
                2017...     $2.24       $2.65         85,019
                2016...     $2.18       $2.24        110,944
                2015...     $2.20       $2.18         85,441
                2014...     $2.01       $2.20         88,110
               TEMPLETON DEVELOPING MARKETS VIP SUB-ACCOUNT:
                2018...     $2.33       $1.92         49,628
                2018...     $2.33       $2.33         47,816
                2017...     $1.69       $2.33         47,816
                2016...     $1.47       $1.69         56,686
                2015...     $1.87       $1.47         39,124
                2014...     $2.09       $1.87         34,562
                2013...     $2.16       $2.09         36,776
                2012...     $1.95       $2.16         33,916
                2011...     $2.37       $1.95         33,701
                2010...     $2.06       $2.37         36,432
                2009...     $1.22       $2.06         18,579
               TOPS(R) MANAGED RISK BALANCED ETF SUB-ACCOUNT(E):
                2018...     $1.13       $1.04             --
                2018...     $1.13       $1.13             --
                2017...     $1.05       $1.13             --
                2016...     $1.01       $1.05             --
                2015...     $1.08       $1.01             --
                2014...     $1.07       $1.08             --
                2013...     $1.01       $1.07             --
                2012...     $1.00       $1.01             --
               TOPS(R) MANAGED RISK FLEX ETF SUB-ACCOUNT(G):
                2018...     $1.07       $0.98             --
                2018...     $1.07       $1.07             --
                2017...     $0.98       $1.07             --
                2016...     $0.95       $0.98             --
                2015...     $1.03       $0.95             --
                2014...     $1.03       $1.03             --
                2013...     $1.00       $1.03             --
               TOPS(R) MANAGED RISK GROWTH ETF SUB-ACCOUNT(E):
                2018...     $1.20       $1.07             --
                2018...     $1.20       $1.20             --
                2017...     $1.04       $1.20             --
                2016...     $1.01       $1.04             --
                2015...     $1.14       $1.01             --
                2014...     $1.15       $1.14             --
                2013...     $1.01       $1.15             --
                2012...     $1.00       $1.01             --
               TOPS(R) MANAGED RISK MODERATE GROWTH ETF
                SUB-ACCOUNT(E):
                2018...     $1.19       $1.08             --
                2018...     $1.19       $1.19             --
                2017...     $1.07       $1.19             --
                2016...     $1.03       $1.07             --
                2015...     $1.12       $1.03             --
                2014...     $1.11       $1.12             --
                2013...     $1.01       $1.11             --
                2012...     $1.00       $1.01             --

2.25% Variable Account Charge




                         UNIT VALUE AT  UNIT VALUE  NUMBER OF UNITS
                         BEGINNING OF   AT END OF   OUTSTANDING AT
                            PERIOD        PERIOD     END OF PERIOD
                         -------------  ----------  ---------------
               AB VPS DYNAMIC ASSET ALLOCATION SUB-ACCOUNT(F):
                2018....     $1.16        $1.05              --
                2018....     $1.16        $1.16              --
                2017....     $1.03        $1.16              --
                2016....     $1.02        $1.03           2,262
                2015....     $1.06        $1.02           2,660
                2014....     $1.04        $1.06           3,133
                2013....     $1.00        $1.04           3,505
               AB VPS INTERNATIONAL VALUE SUB-ACCOUNT:
                2018....     $0.64        $0.49              --
                2018....     $0.64        $0.64              --
                2017....     $0.53        $0.64              --
                2016....     $0.54        $0.53              --
                2015....     $0.54        $0.54              --
                2014....     $0.59        $0.54              --
                2013....     $0.49        $0.59              --
                2012....     $0.44        $0.49              --
                2011....     $0.56        $0.44              --
                2010....     $0.55        $0.56              --
                2009....     $0.42        $0.55          35,635
               AMERICAN CENTURY VP INCOME & GROWTH SUB-ACCOUNT:
                2018....     $2.14        $1.95              --
                2018....     $2.14        $2.14              --
                2017....     $1.82        $2.14              --
                2016....     $1.65        $1.82              --
                2015....     $1.79        $1.65              --
                2014....     $1.63        $1.79              --
                2013....     $1.23        $1.63              --
                2012....     $1.10        $1.23              --
                2011....     $1.09        $1.10              --
                2010....     $0.98        $1.09              --
                2009....     $0.85        $0.98              --
               AMERICAN CENTURY VP INFLATION PROTECTION SUB-ACCOUNT:
                2018....     $1.14        $1.08         154,000
                2018....     $1.14        $1.14         158,236
                2017....     $1.12        $1.14         158,236
                2016....     $1.10        $1.12         162,600
                2015....     $1.15        $1.10         127,034
                2014....     $1.14        $1.15         134,353
                2013....     $1.28        $1.14         136,510
                2012....     $1.22        $1.28         151,279
                2011....     $1.11        $1.22         174,383
                2010....     $1.08        $1.11         112,286
                2009....     $1.01        $1.08              --
               AMERICAN FUNDS IS GLOBAL BOND SUB-ACCOUNT(C):
                2018....     $0.95        $0.92              --
                2018....     $0.95        $0.95              --
                2017....     $0.91        $0.95              --
                2016....     $0.91        $0.91              --
                2015....     $0.97        $0.91              --
                2014....     $0.98        $0.97              --
                2013....     $1.02        $0.98              --
                2012....     $0.99        $1.02          16,186
                2011....     $1.00        $0.99              --





                        UNIT VALUE AT UNIT VALUE NUMBER OF UNITS
                        BEGINNING OF  AT END OF  OUTSTANDING AT
                           PERIOD       PERIOD    END OF PERIOD
                        ------------- ---------- ---------------
               AMERICAN FUNDS IS GLOBAL GROWTH SUB-ACCOUNT(C):
                2018...     $1.65       $1.47            --
                2018...     $1.65       $1.65            --
                2017...     $1.28       $1.65            --
                2016...     $1.30       $1.28            --
                2015...     $1.25       $1.30            --
                2014...     $1.25       $1.25            --
                2013...     $0.99       $1.25            --
                2012...     $0.82       $0.99            --
                2011...     $1.00       $0.82            --
               AMERICAN FUNDS IS GLOBAL SMALL CAPITALIZATION
                SUB-ACCOUNT(C):
                2018...     $1.32       $1.16            --
                2018...     $1.32       $1.32            --
                2017...     $1.08       $1.32            --
                2016...     $1.08       $1.08         4,589
                2015...     $1.10       $1.08         5,286
                2014...     $1.10       $1.10         6,225
                2013...     $0.88       $1.10         6,964
                2012...     $0.76       $0.88            --
                2011...     $1.00       $0.76            --
               AMERICAN FUNDS IS GROWTH SUB-ACCOUNT(C):
                2018...     $1.88       $1.84            --
                2018...     $1.88       $1.88            --
                2017...     $1.50       $1.88            --
                2016...     $1.40       $1.50            --
                2015...     $1.34       $1.40            --
                2014...     $1.26       $1.34            --
                2013...     $0.99       $1.26            --
                2012...     $0.86       $0.99            --
                2011...     $1.00       $0.86            --
               AMERICAN FUNDS IS GROWTH-INCOME SUB-ACCOUNT(C):
                2018...     $1.89       $1.82            --
                2018...     $1.89       $1.89            --
                2017...     $1.58       $1.89            --
                2016...     $1.45       $1.58            --
                2015...     $1.46       $1.45            --
                2014...     $1.35       $1.46         2,415
                2013...     $1.03       $1.35         2,908
                2012...     $0.90       $1.03         3,564
                2011...     $1.00       $0.90         4,638
               AMERICAN FUNDS IS INTERNATIONAL SUB-ACCOUNT(C):
                2018...     $1.24       $1.05            --
                2018...     $1.24       $1.24            --
                2017...     $0.96       $1.24            --
                2016...     $0.94       $0.96            --
                2015...     $1.01       $0.94            --
                2014...     $1.06       $1.01            --
                2013...     $0.89       $1.06            --
                2012...     $0.78       $0.89            --
                2011...     $1.00       $0.78            --

2.25% Variable Account Charge Continued



                        UNIT VALUE AT UNIT VALUE NUMBER OF UNITS
                        BEGINNING OF  AT END OF  OUTSTANDING AT
                           PERIOD       PERIOD    END OF PERIOD
                        ------------- ---------- ---------------
               AMERICAN FUNDS IS NEW WORLD(R) SUB-ACCOUNT(C):
                2018...     $1.13       $0.95             --
                2018...     $1.13       $1.13             --
                2017...     $0.89       $1.13             --
                2016...     $0.87       $0.89             --
                2015...     $0.91       $0.87             --
                2014...     $1.02       $0.91             --
                2013...     $0.93       $1.02             --
                2012...     $0.81       $0.93             --
                2011...     $1.00       $0.81             --
               AMERICAN FUNDS IS U.S. GOVERNMENT/AAA-RATED
                SECURITIES SUB-ACCOUNT(C):
                2018...     $0.99       $0.98             --
                2018...     $0.99       $0.99             --
                2017...     $1.00       $0.99             --
                2016...     $1.01       $1.00             --
                2015...     $1.02       $1.01             --
                2014...     $0.99       $1.02             --
                2013...     $1.04       $0.99             --
                2012...     $1.05       $1.04             --
                2011...     $1.00       $1.05             --
               CLEARBRIDGE VARIABLE SMALL CAP GROWTH
                SUB-ACCOUNT(N):
                2018...     $1.18       $1.19             --
                2018...     $1.18       $1.18             --
                2017...     $0.98       $1.18             --
                2016...     $0.95       $0.98             --
                2015...     $1.00       $0.95             --
               FIDELITY(R) VIP FUNDS EQUITY-INCOME SUB-ACCOUNT:
                2018...     $2.00       $1.79             --
                2018...     $2.00       $2.00             --
                2017...     $1.81       $2.00             --
                2016...     $1.58       $1.81          2,277
                2015...     $1.68       $1.58         19,904
                2014...     $1.59       $1.68         17,340
                2013...     $1.27       $1.59         18,635
                2012...     $1.11       $1.27         20,551
                2011...     $1.13       $1.11         22,835
                2010...     $1.00       $1.13        139,129
                2009...     $0.79       $1.00        153,927
               FIDELITY(R) VIP FUNDS MID CAP SUB-ACCOUNT:
                2018...     $3.23       $2.70          4,123
                2018...     $3.23       $3.23          4,464
                2017...     $2.74       $3.23          4,464
                2016...     $2.51       $2.74          5,085
                2015...     $2.61       $2.51          3,944
                2014...     $2.51       $2.61          4,613
                2013...     $1.89       $2.51          4,774
                2012...     $1.69       $1.89          5,507
                2011...     $1.94       $1.69          5,146
                2010...     $1.54       $1.94          4,305
                2009...     $1.13       $1.54          4,725





                        UNIT VALUE AT UNIT VALUE NUMBER OF UNITS
                        BEGINNING OF  AT END OF  OUTSTANDING AT
                           PERIOD       PERIOD    END OF PERIOD
                        ------------- ---------- ---------------
               FRANKLIN MUTUAL SHARES VIP SUB-ACCOUNT:
                2018...     $1.96       $1.74          6,648
                2018...     $1.96       $1.96          7,050
                2017...     $1.85       $1.96          7,050
                2016...     $1.63       $1.85          7,587
                2015...     $1.76       $1.63          6,698
                2014...     $1.68       $1.76          7,192
                2013...     $1.34       $1.68          7,678
                2012...     $1.20       $1.34          8,555
                2011...     $1.24       $1.20          8,517
                2010...     $1.14       $1.24          7,242
                2009...     $0.92       $1.14          7,100
               FRANKLIN SMALL CAP VALUE VIP SUB-ACCOUNT:
                2018...     $1.68       $1.43         30,970
                2018...     $1.68       $1.68         30,920
                2017...     $1.55       $1.68         30,920
                2016...     $1.22       $1.55         31,222
                2015...     $1.34       $1.22         32,711
                2014...     $1.37       $1.34         33,723
                2013...     $1.03       $1.37         31,881
                2012...     $0.89       $1.03         33,596
                2011...     $0.94       $0.89         23,018
                2010...     $0.75       $0.94         23,266
                2009...     $0.59       $0.75             --
               FRANKLIN SMALL-MID CAP GROWTH VIP SUB-ACCOUNT:
                2018...     $2.21       $2.05             --
                2018...     $2.21       $2.21             --
                2017...     $1.86       $2.21             --
                2016...     $1.83       $1.86             --
                2015...     $1.92       $1.83             --
                2014...     $1.83       $1.92             --
                2013...     $1.35       $1.83             --
                2012...     $1.25       $1.35             --
                2011...     $1.34       $1.25             --
                2010...     $1.08       $1.34             --
                2009...     $0.77       $1.08          5,725
               GOLDMAN SACHS VIT GLOBAL TRENDS ALLOCATION
                SUB-ACCOUNT(F):
                2018...     $1.09       $1.02             --
                2018...     $1.09       $1.09             --
                2017...     $0.99       $1.09             --
                2016...     $0.97       $0.99             --
                2015...     $1.05       $0.97             --
                2014...     $1.03       $1.05             --
                2013...     $1.00       $1.03             --
               GOLDMAN SACHS VIT HIGH QUALITY FLOATING RATE
                SUB-ACCOUNT(B):
                2018...     $0.97       $0.96        102,151
                2018...     $0.97       $0.97        106,256
                2017...     $0.98       $0.97        106,256
                2016...     $0.99       $0.98        104,831
                2015...     $1.02       $0.99         81,782
                2014...     $1.04       $1.02         86,062
                2013...     $1.06       $1.04         86,183
                2012...     $1.05       $1.06         83,298
                2011...     $1.01       $1.05         58,858
                2010...     $1.00       $1.01         55,612

2.25% Variable Account Charge Continued



                        UNIT VALUE AT UNIT VALUE NUMBER OF UNITS
                        BEGINNING OF  AT END OF  OUTSTANDING AT
                           PERIOD       PERIOD    END OF PERIOD
                        ------------- ---------- ---------------
               INVESCO V.I. AMERICAN VALUE SUB-ACCOUNT:
                2018...     $1.49       $1.27            --
                2018...     $1.49       $1.49            --
                2017...     $1.39       $1.49            --
                2016...     $1.23       $1.39            --
                2015...     $1.39       $1.23            --
                2014...     $1.30       $1.39            --
                2013...     $0.99       $1.30            --
                2012...     $0.87       $0.99            --
                2011...     $0.88       $0.87            --
                2010...     $0.74       $0.88            --
                2009...     $0.54       $0.74            --
               INVESCO V.I. COMSTOCK SUB-ACCOUNT:
                2018...     $2.30       $1.97        58,990
                2018...     $2.30       $2.30        59,682
                2017...     $2.00       $2.30        59,682
                2016...     $1.75       $2.00        61,226
                2015...     $1.91       $1.75        45,046
                2014...     $1.79       $1.91        45,621
                2013...     $1.35       $1.79        46,828
                2012...     $1.16       $1.35        48,630
                2011...     $1.21       $1.16        31,863
                2010...     $1.07       $1.21        32,202
                2009...     $0.85       $1.07            --
               INVESCO V.I. EQUITY AND INCOME SUB-ACCOUNT(D):
                2018...     $1.58       $1.39            --
                2018...     $1.58       $1.58            --
                2017...     $1.46       $1.58            --
                2016...     $1.30       $1.46         7,662
                2015...     $1.36       $1.30         7,559
                2014...     $1.28       $1.36        11,085
                2013...     $1.05       $1.28        12,494
                2012...     $0.96       $1.05         2,951
                2011...     $1.00       $0.96         3,779
                2010...     $0.94       $1.00            --
                2009...     $0.72       $0.94            --
               INVESCO V.I. GROWTH AND INCOME SUB-ACCOUNT:
                2018...     $2.40       $2.03            --
                2018...     $2.40       $2.40            --
                2017...     $2.15       $2.40            --
                2016...     $1.84       $2.15            --
                2015...     $1.95       $1.84            --
                2014...     $1.81       $1.95         3,024
                2013...     $1.39       $1.81         3,516
                2012...     $1.24       $1.39         4,273
                2011...     $1.30       $1.24         5,671
                2010...     $1.18       $1.30            --
                2009...     $0.98       $1.18            --





                        UNIT VALUE AT UNIT VALUE NUMBER OF UNITS
                        BEGINNING OF  AT END OF  OUTSTANDING AT
                           PERIOD       PERIOD    END OF PERIOD
                        ------------- ---------- ---------------
               INVESCO V.I. SMALL CAP EQUITY SUB-ACCOUNT:
                2018...     $1.48       $1.22        46,887
                2018...     $1.48       $1.48        47,089
                2017...     $1.33       $1.48        47,089
                2016...     $1.21       $1.33        48,037
                2015...     $1.32       $1.21        43,709
                2014...     $1.32       $1.32        45,371
                2013...     $0.98       $1.32        46,013
                2012...     $0.89       $0.98        47,723
                2011...     $0.91       $0.89        36,878
                2010...     $0.73       $0.91        37,311
                2009...     $0.62       $0.73            --
               IVY VIP ASSET STRATEGY SUB-ACCOUNT:
                2018...     $2.62       $2.42        48,815
                2018...     $2.62       $2.62        49,366
                2017...     $2.26       $2.62        49,366
                2016...     $2.38       $2.26        77,992
                2015...     $2.65       $2.38        69,525
                2014...     $2.86       $2.65        72,145
                2013...     $2.34       $2.86        73,628
                2012...     $2.01       $2.34        77,050
                2011...     $2.21       $2.01        75,480
                2010...     $2.08       $2.21         4,492
                2009...     $1.70       $2.08        19,371
               IVY VIP BALANCED SUB-ACCOUNT:
                2018...     $2.02       $1.91            --
                2018...     $2.02       $2.02            --
                2017...     $1.85       $2.02            --
                2016...     $1.86       $1.85        25,750
                2015...     $1.91       $1.86        24,148
                2014...     $1.81       $1.91        27,495
                2013...     $1.50       $1.81        30,967
                2012...     $1.37       $1.50        28,864
                2011...     $1.36       $1.37        32,318
                2010...     $1.19       $1.36            --
                2009...     $1.07       $1.19            --
               IVY VIP CORE EQUITY SUB-ACCOUNT:
                2018...     $2.69       $2.51        62,720
                2018...     $2.69       $2.69        62,720
                2017...     $2.28       $2.69        62,720
                2016...     $2.25       $2.28        75,163
                2015...     $2.31       $2.25        69,015
                2014...     $2.16       $2.31        72,682
                2013...     $1.65       $2.16        73,146
                2012...     $1.43       $1.65        76,211
                2011...     $1.43       $1.43        80,453
                2010...     $1.21       $1.43            --
                2009...     $1.00       $1.21            --

2.25% Variable Account Charge Continued



                        UNIT VALUE AT UNIT VALUE NUMBER OF UNITS
                        BEGINNING OF  AT END OF  OUTSTANDING AT
                           PERIOD       PERIOD    END OF PERIOD
                        ------------- ---------- ---------------
               IVY VIP GLOBAL GROWTH SUB-ACCOUNT:
                2018...     $2.12       $1.94         70,575
                2018...     $2.12       $2.12         72,228
                2017...     $1.74       $2.12         72,228
                2016...     $1.83       $1.74         75,498
                2015...     $1.81       $1.83         57,582
                2014...     $1.84       $1.81         59,351
                2013...     $1.58       $1.84         59,973
                2012...     $1.37       $1.58         60,188
                2011...     $1.51       $1.37         42,018
                2010...     $1.34       $1.51         42,440
                2009...     $1.08       $1.34             --
               IVY VIP HIGH INCOME SUB-ACCOUNT(F)(M):
                2018...     $1.11       $1.06         63,738
                2018...     $1.11       $1.11         66,132
                2017...     $1.06       $1.11         66,132
                2016...     $0.93       $1.06         75,018
                2015...     $1.02       $0.93        100,241
                2014...     $1.03       $1.02        101,347
                2013...     $1.00       $1.03             --
               IVY VIP INTERNATIONAL CORE EQUITY SUB-ACCOUNT:
                2018...     $2.12       $1.70         88,661
                2018...     $2.12       $2.12         87,078
                2017...     $1.76       $2.12         87,078
                2016...     $1.78       $1.76         93,122
                2015...     $1.84       $1.78         72,590
                2014...     $1.86       $1.84         73,432
                2013...     $1.52       $1.86         74,658
                2012...     $1.37       $1.52         77,817
                2011...     $1.63       $1.37         58,106
                2010...     $1.46       $1.63         95,742
                2009...     $1.09       $1.46         59,480
               IVY VIP MID CAP GROWTH SUB-ACCOUNT:
                2018...     $2.76       $2.69         32,447
                2018...     $2.76       $2.76         33,410
                2017...     $2.22       $2.76         33,410
                2016...     $2.14       $2.22         50,279
                2015...     $2.32       $2.14         46,963
                2014...     $2.20       $2.32         48,004
                2013...     $1.73       $2.20         49,977
                2012...     $1.56       $1.73         53,093
                2011...     $1.61       $1.56         37,091
                2010...     $1.25       $1.61         19,244
                2009...     $0.87       $1.25          8,071
               IVY VIP NATURAL RESOURCES SUB-ACCOUNT(Q):
                2018...     $0.99       $0.74         12,604
                2018...     $0.99       $0.99         13,551
                2017...     $0.99       $0.99         13,551
                2016...     $0.81       $0.99         17,329
                2015...     $1.07       $0.81         16,470
                2014...     $1.26       $1.07         17,943
                2013...     $1.20       $1.26         18,133
                2012...     $1.20       $1.20         17,239
                2011...     $1.56       $1.20         12,847
                2010...     $1.37       $1.56          7,190
                2009...     $0.81       $1.37         12,051





                        UNIT VALUE AT UNIT VALUE NUMBER OF UNITS
                        BEGINNING OF  AT END OF  OUTSTANDING AT
                           PERIOD       PERIOD    END OF PERIOD
                        ------------- ---------- ---------------
               IVY VIP PATHFINDER MODERATE--MANAGED VOLATILITY
                SUB-ACCOUNT(G):
                2018...     $1.14       $1.07            --
                2018...     $1.14       $1.14            --
                2017...     $1.03       $1.14            --
                2016...     $1.03       $1.03            --
                2015...     $1.06       $1.03            --
                2014...     $1.04       $1.06            --
                2013...     $1.00       $1.04            --
               IVY VIP PATHFINDER MODERATELY AGGRESSIVE --
                MANAGED VOLATILITY SUB-ACCOUNT(G):
                2018...     $1.17       $1.09            --
                2018...     $1.17       $1.17            --
                2017...     $1.04       $1.17            --
                2016...     $1.04       $1.04            --
                2015...     $1.07       $1.04            --
                2014...     $1.05       $1.07            --
                2013...     $1.00       $1.05            --
               IVY VIP PATHFINDER MODERATELY CONSERVATIVE --
                MANAGED VOLATILITY SUB-ACCOUNT(G):
                2018...     $1.10       $1.04            --
                2018...     $1.10       $1.10            --
                2017...     $1.00       $1.10            --
                2016...     $1.02       $1.00            --
                2015...     $1.04       $1.02            --
                2014...     $1.04       $1.04            --
                2013...     $1.00       $1.04            --
               IVY VIP SCIENCE AND TECHNOLOGY SUB-ACCOUNT:
                2018...     $3.86       $3.57        17,527
                2018...     $3.86       $3.86        17,580
                2017...     $2.99       $3.86        17,580
                2016...     $3.01       $2.99        18,205
                2015...     $3.17       $3.01        15,559
                2014...     $3.15       $3.17        15,982
                2013...     $2.06       $3.15        16,302
                2012...     $1.65       $2.06        15,845
                2011...     $1.79       $1.65        16,013
                2010...     $1.62       $1.79            --
                2009...     $1.15       $1.62         8,123
               IVY VIP SMALL CAP CORE SUB-ACCOUNT(R):
                2018...     $2.68       $2.35        23,266
                2018...     $2.68       $2.68        23,266
                2017...     $2.41       $2.68        23,266
                2016...     $1.92       $2.41        36,458
                2015...     $2.08       $1.92        35,253
                2014...     $1.98       $2.08        35,905
                2013...     $1.52       $1.98        37,572
                2012...     $1.31       $1.52        41,220
                2011...     $1.54       $1.31        44,994
                2010...     $1.24       $1.54        33,642
                2009...     $0.98       $1.24        46,412

2.25% Variable Account Charge Continued



                        UNIT VALUE AT UNIT VALUE NUMBER OF UNITS
                        BEGINNING OF  AT END OF  OUTSTANDING AT
                           PERIOD       PERIOD    END OF PERIOD
                        ------------- ---------- ---------------
               IVY VIP SMALL CAP GROWTH SUB-ACCOUNT(AD):
                2018...     $2.28       $2.34        23,762
                2018...     $2.28       $2.28        23,762
                2017...     $2.14       $2.28        23,762
                2016...     $1.93       $2.14        28,912
                2015...     $2.18       $1.93        19,052
                2014...     $2.27       $2.18        19,931
                2013...     $1.47       $2.27        20,133
                2012...     $1.35       $1.47        20,345
                2011...     $1.48       $1.35        15,364
                2010...     $1.08       $1.48            --
                2009...     $0.78       $1.08            --
               IVY VIP VALUE SUB-ACCOUNT:
                2018...     $2.21       $2.01            --
                2018...     $2.21       $2.21            --
                2017...     $2.01       $2.21            --
                2016...     $1.85       $2.01         6,749
                2015...     $1.97       $1.85         7,039
                2014...     $1.82       $1.97         8,290
                2013...     $1.37       $1.82         9,275
                2012...     $1.18       $1.37         5,468
                2011...     $1.30       $1.18            --
                2010...     $1.12       $1.30            --
                2009...     $0.91       $1.12        11,551
               JANUS HENDERSON BALANCED SUB-ACCOUNT(U):
                2018...     $2.26       $2.22            --
                2018...     $2.26       $2.26            --
                2017...     $1.95       $2.26            --
                2016...     $1.92       $1.95            --
                2015...     $1.95       $1.92            --
                2014...     $1.84       $1.95            --
                2013...     $1.57       $1.84            --
                2012...     $1.42       $1.57            --
                2011...     $1.43       $1.42            --
                2010...     $1.36       $1.43            --
                2009...     $1.10       $1.36            --
               JANUS HENDERSON FLEXIBLE BOND SUB-ACCOUNT(N)(V):
                2018...     $0.98       $0.95            --
                2018...     $0.98       $0.98            --
                2017...     $0.97       $0.98            --
                2016...     $0.97       $0.97            --
                2015...     $1.00       $0.97            --
               JANUS HENDERSON FORTY SUB-ACCOUNT(W):
                2018...     $3.16       $3.15            --
                2018...     $3.16       $3.16            --
                2017...     $2.49       $3.16            --
                2016...     $2.50       $2.49            --
                2015...     $2.28       $2.50            --
                2014...     $2.15       $2.28         1,361
                2013...     $1.68       $2.15         1,559
                2012...     $1.39       $1.68         7,581
                2011...     $1.53       $1.39         2,446
                2010...     $1.47       $1.53            --
                2009...     $1.03       $1.47            --





                        UNIT VALUE AT UNIT VALUE NUMBER OF UNITS
                        BEGINNING OF  AT END OF  OUTSTANDING AT
                           PERIOD       PERIOD    END OF PERIOD
                        ------------- ---------- ---------------
               JANUS HENDERSON MID CAP VALUE SUB-ACCOUNT(X):
                2018...     $1.59       $1.34        47,726
                2018...     $1.59       $1.59        47,169
                2017...     $1.43       $1.59        47,169
                2016...     $1.23       $1.43        47,837
                2015...     $1.31       $1.23        46,742
                2014...     $1.23       $1.31        47,769
                2013...     $1.00       $1.23        48,612
                2012...     $0.93       $1.00        49,488
                2011...     $0.98       $0.93        30,667
                2010...     $0.87       $0.98        30,994
                2009...     $0.67       $0.87            --
               JANUS HENDERSON OVERSEAS SUB-ACCOUNT(Y):
                2018...     $2.06       $1.71         1,133
                2018...     $2.06       $2.06         1,047
                2017...     $1.61       $2.06         1,047
                2016...     $1.77       $1.61         3,768
                2015...     $1.98       $1.77        19,181
                2014...     $2.31       $1.98        15,032
                2013...     $2.06       $2.31        14,440
                2012...     $1.87       $2.06        20,796
                2011...     $2.82       $1.87        13,230
                2010...     $2.31       $2.82        19,217
                2009...     $1.32       $2.31        27,702
               MFS(R) MID CAP GROWTH SERIES SUB-ACCOUNT:
                2018...     $2.00       $1.97            --
                2018...     $2.00       $2.00            --
                2017...     $1.61       $2.00            --
                2016...     $1.58       $1.61            --
                2015...     $1.54       $1.58            --
                2014...     $1.45       $1.54            --
                2013...     $1.08       $1.45            --
                2012...     $0.95       $1.08            --
                2011...     $1.04       $0.95            --
                2010...     $0.82       $1.04            --
                2009...     $0.59       $0.82            --
               MFS(R) VIT II INTERNATIONAL VALUE SUB-ACCOUNT(N):
                2018...     $1.21       $1.07            --
                2018...     $1.21       $1.21            --
                2017...     $0.97       $1.21            --
                2016...     $0.96       $0.97            --
                2015...     $1.00       $0.96            --
               MORGAN STANLEY VIF EMERGING MARKETS EQUITY
                SUB-ACCOUNT(S):
                2018...     $0.80       $0.65        47,784
                2018...     $0.80       $0.80        45,953
                2017...     $0.61       $0.80        45,953
                2016...     $0.58       $0.61        49,533
                2015...     $0.67       $0.58        46,364
                2014...     $0.72       $0.67        55,589
                2013...     $0.74       $0.72        54,529
                2012...     $0.63       $0.74        52,840
                2011...     $0.79       $0.63        40,745
                2010...     $0.68       $0.79        25,853
                2009...     $0.41       $0.68        15,103

2.25% Variable Account Charge Continued



                        UNIT VALUE AT UNIT VALUE NUMBER OF UNITS
                        BEGINNING OF  AT END OF  OUTSTANDING AT
                           PERIOD       PERIOD    END OF PERIOD
                        ------------- ---------- ---------------
               MORNINGSTAR AGGRESSIVE GROWTH ETF ASSET
                ALLOCATION SUB-ACCOUNT:
                2018...     $1.20       $1.07            --
                2018...     $1.20       $1.20            --
                2017...     $1.03       $1.20            --
                2016...     $0.95       $1.03            --
                2015...     $0.88       $0.95            --
                2014...     $0.97       $1.00            --
                2013...     $0.84       $0.97            --
                2012...     $0.76       $0.84            --
                2011...     $0.81       $0.76            --
                2010...     $0.72       $0.81            --
                2009...     $0.58       $0.72            --
               MORNINGSTAR BALANCED ETF ASSET ALLOCATION
                SUB-ACCOUNT:
                2018...     $1.21       $1.11        73,325
                2018...     $1.21       $1.21        73,325
                2017...     $1.09       $1.21        73,325
                2016...     $1.03       $1.09        77,734
                2015...     $1.08       $1.03        71,305
                2014...     $1.06       $1.08        72,059
                2013...     $0.96       $1.06        91,689
                2012...     $0.89       $0.96        93,749
                2011...     $0.92       $0.89        74,366
                2010...     $0.84       $0.92        75,150
                2009...     $0.72       $0.84            --
               MORNINGSTAR CONSERVATIVE ETF ASSET ALLOCATION
                SUB-ACCOUNT:
                2018...     $1.09       $1.04            --
                2018...     $1.09       $1.09            --
                2017...     $1.05       $1.09            --
                2016...     $1.03       $1.05         4,654
                2015...     $1.07       $1.03         5,164
                2014...     $1.06       $1.07         6,081
                2013...     $1.06       $1.06         6,882
                2012...     $1.03       $1.06        11,094
                2011...     $1.02       $1.03        96,086
                2010...     $0.97       $1.02        89,319
                2009...     $0.93       $0.97        40,062
               MORNINGSTAR GROWTH ETF ASSET ALLOCATION
                SUB-ACCOUNT:
                2018...     $1.22       $1.10            --
                2018...     $1.22       $1.22            --
                2017...     $1.07       $1.22            --
                2016...     $0.99       $1.07            --
                2015...     $1.04       $0.99            --
                2014...     $1.02       $1.04            --
                2013...     $0.89       $1.02            --
                2012...     $0.81       $0.89            --
                2011...     $0.86       $0.81            --
                2010...     $0.77       $0.86            --
                2009...     $0.63       $0.77            --





                        UNIT VALUE AT UNIT VALUE NUMBER OF UNITS
                        BEGINNING OF  AT END OF  OUTSTANDING AT
                           PERIOD       PERIOD    END OF PERIOD
                        ------------- ---------- ---------------
               MORNINGSTAR INCOME AND GROWTH ETF ASSET
                ALLOCATION SUB-ACCOUNT:
                2018...     $1.15       $1.07        75,889
                2018...     $1.15       $1.15        75,889
                2017...     $1.07       $1.15        75,889
                2016...     $1.03       $1.07        71,325
                2015...     $1.07       $1.03        65,425
                2014...     $1.06       $1.07        72,087
                2013...     $1.01       $1.06        91,450
                2012...     $0.95       $1.01        93,698
                2011...     $0.97       $0.95        76,539
                2010...     $0.90       $0.97        68,954
                2009...     $0.82       $0.90            --
               NEUBERGER BERMAN AMT SOCIALLY RESPONSIVE
                SUB-ACCOUNT:
                2018...     $1.57       $1.44            --
                2018...     $1.57       $1.57            --
                2017...     $1.36       $1.57            --
                2016...     $1.27       $1.36            --
                2015...     $1.30       $1.27            --
                2014...     $1.21       $1.30            --
                2013...     $0.90       $1.21            --
                2012...     $0.83       $0.90            --
                2011...     $0.88       $0.83            --
                2010...     $0.73       $0.88            --
                2009...     $0.57       $0.73            --
               OPPENHEIMER INTERNATIONAL GROWTH/VA SUB-ACCOUNT:
                2018...     $2.32       $1.82            --
                2018...     $2.32       $2.32            --
                2017...     $1.87       $2.32            --
                2016...     $1.97       $1.87            --
                2015...     $1.95       $1.97            --
                2014...     $2.15       $1.95            --
                2013...     $1.75       $2.15            --
                2012...     $1.47       $1.75            --
                2011...     $1.63       $1.47            --
                2010...     $1.45       $1.63            --
                2009...     $1.07       $1.45            --
               OPPENHEIMER MAIN STREET SMALL CAP(R)/VA
                SUB-ACCOUNT:
                2018...     $1.71       $1.50            --
                2018...     $1.71       $1.71            --
                2017...     $1.54       $1.71            --
                2016...     $1.34       $1.54            --
                2015...     $1.46       $1.34            --
                2014...     $1.33       $1.46         2,473
                2013...     $0.97       $1.33         2,755
                2012...     $0.84       $0.97         3,762
                2011...     $0.88       $0.84         4,946
                2010...     $0.73       $0.88            --
                2009...     $0.55       $0.73            --

2.25% Variable Account Charge Continued



                        UNIT VALUE AT UNIT VALUE NUMBER OF UNITS
                        BEGINNING OF  AT END OF  OUTSTANDING AT
                           PERIOD       PERIOD    END OF PERIOD
                        ------------- ---------- ---------------
               PIMCO VIT GLOBAL DIVERSIFIED ALLOCATION
                SUB-ACCOUNT(F):
                2018...     $1.19       $1.06             --
                2018...     $1.19       $1.19             --
                2017...     $1.04       $1.19             --
                2016...     $0.99       $1.04             --
                2015...     $1.07       $0.99             --
                2014...     $1.04       $1.07             --
                2013...     $1.00       $1.04             --
               PIMCO VIT LOW DURATION SUB-ACCOUNT(B):
                2018...     $0.95       $0.93        181,223
                2018...     $0.95       $0.95        184,695
                2017...     $0.96       $0.95        184,695
                2016...     $0.97       $0.96        213,604
                2015...     $0.99       $0.97        186,196
                2014...     $1.01       $0.99        194,784
                2013...     $1.03       $1.01        197,963
                2012...     $1.00       $1.03        192,314
                2011...     $1.01       $1.00        175,040
                2010...     $1.00       $1.01         56,587
               PIMCO VIT TOTAL RETURN SUB-ACCOUNT(B):
                2018...     $1.09       $1.06        255,733
                2018...     $1.09       $1.09        260,984
                2017...     $1.07       $1.09        260,984
                2016...     $1.06       $1.07        319,757
                2015...     $1.08       $1.06        304,691
                2014...     $1.06       $1.08        320,927
                2013...     $1.11       $1.06        308,185
                2012...     $1.04       $1.11        296,190
                2011...     $1.03       $1.04        226,216
                2010...     $1.00       $1.03        131,273
               PUTNAM VT EQUITY INCOME SUB-ACCOUNT(A)(T):
                2018...     $2.05       $1.83             --
                2018...     $2.05       $2.05             --
                2017...     $1.76       $2.05             --
                2016...     $1.59       $1.76             --
                2015...     $1.67       $1.59             --
                2014...     $1.52       $1.67             --
                2013...     $1.17       $1.52             --
                2012...     $1.01       $1.17             --
                2011...     $1.01       $1.01             --
                2010...     $0.92       $1.01             --
                2009...     $0.73       $0.92             --
               PUTNAM VT GROWTH OPPORTUNITIES SUB-ACCOUNT(P):
                2018...     $2.15       $2.16             --
                2018...     $2.15       $2.15             --
                2017...     $1.68       $2.15             --
                2016...     $1.68       $1.68             --
                2015...     $1.83       $1.68             --
                2014...     $1.70       $1.83             --
                2013...     $1.21       $1.70             --
                2012...     $1.09       $1.21             --
                2011...     $1.35       $1.09             --
                2010...     $1.14       $1.35             --
                2009...     $0.71       $1.14             --





                        UNIT VALUE AT UNIT VALUE NUMBER OF UNITS
                        BEGINNING OF  AT END OF  OUTSTANDING AT
                           PERIOD       PERIOD    END OF PERIOD
                        ------------- ---------- ---------------
               PUTNAM VT INTERNATIONAL EQUITY SUB-ACCOUNT:
                2018...     $1.63       $1.29             --
                2018...     $1.63       $1.63             --
                2017...     $1.31       $1.63             --
                2016...     $1.38       $1.31             --
                2015...     $1.41       $1.38             --
                2014...     $1.54       $1.41             --
                2013...     $1.23       $1.54             --
                2012...     $1.03       $1.23             --
                2011...     $1.27       $1.03             --
                2010...     $1.18       $1.27             --
                2009...     $0.97       $1.18             --
               PUTNAM VT SUSTAINABLE LEADERS SUB-ACCOUNT(AA):
                2018...     $2.42       $2.33             --
                2018...     $2.42       $2.42             --
                2017...     $1.92       $2.42             --
                2016...     $1.82       $1.92             --
                2015...     $1.87       $1.82             --
                2014...     $1.68       $1.87             --
                2013...     $1.26       $1.68             --
                2012...     $1.10       $1.26             --
                2011...     $1.19       $1.10             --
                2010...     $1.02       $1.19             --
                2009...     $0.79       $1.02             --
               SFT CORE BOND SUB-ACCOUNT(AB)(AE):
                2018...     $1.25       $1.21         87,348
                2018...     $1.25       $1.25         75,787
                2017...     $1.22       $1.25         75,787
                2016...     $1.19       $1.22         84,706
                2015...     $1.22       $1.19        136,675
                2014...     $1.17       $1.22        137,029
                2013...     $1.21       $1.17        139,189
                2012...     $1.15       $1.21        130,471
                2011...     $1.09       $1.15        113,942
                2010...     $1.02       $1.09        213,107
                2009...     $0.90       $1.02        168,711
               SFT DYNAMIC MANAGED VOLATILITY
                SUB-ACCOUNT(F)(AC):
                2018...     $1.30       $1.23             --
                2018...     $1.30       $1.30             --
                2017...     $1.12       $1.30             --
                2016...     $1.06       $1.12             --
                2015...     $1.12       $1.06             --
                2014...     $1.06       $1.12             --
                2013...     $1.00       $1.06             --
               SFT GOVERNMENT MONEY MARKET SUB-ACCOUNT(AC):
                2018...     $0.84       $0.83          8,216
                2018...     $0.84       $0.84          8,562
                2017...     $0.86       $0.84          8,562
                2016...     $0.88       $0.86          8,902
                2015...     $0.90       $0.88         18,720
                2014...     $0.92       $0.90         18,077
                2013...     $0.94       $0.92         17,633
                2012...     $0.96       $0.94         17,867
                2011...     $0.98       $0.96         14,825
                2010...     $1.00       $0.98         45,577
                2009...     $1.02       $1.00        129,975

2.25% Variable Account Charge Continued



                        UNIT VALUE AT UNIT VALUE NUMBER OF UNITS
                        BEGINNING OF  AT END OF  OUTSTANDING AT
                           PERIOD       PERIOD    END OF PERIOD
                        ------------- ---------- ---------------
               SFT INDEX 400 MID-CAP SUB-ACCOUNT(AC):
                2018...     $2.91       $2.52         62,702
                2018...     $2.91       $2.91         64,125
                2017...     $2.58       $2.91         64,125
                2016...     $2.20       $2.58         67,919
                2015...     $2.31       $2.20         61,616
                2014...     $2.16       $2.31         62,630
                2013...     $1.66       $2.16         64,593
                2012...     $1.45       $1.66         68,241
                2011...     $1.52       $1.45         69,204
                2010...     $1.23       $1.52         74,996
                2009...     $0.92       $1.23         46,823
               SFT INDEX 500 SUB-ACCOUNT(AC):
                2018...     $2.33       $2.17         26,581
                2018...     $2.33       $2.33         26,581
                2017...     $1.97       $2.33         26,581
                2016...     $1.81       $1.97         26,581
                2015...     $1.83       $1.81         20,719
                2014...     $1.66       $1.83         24,141
                2013...     $1.29       $1.66         25,030
                2012...     $1.14       $1.29         25,972
                2011...     $1.15       $1.14         27,705
                2010...     $1.02       $1.15             --
                2009...     $0.83       $1.02             --
               SFT INTERNATIONAL BOND SUB-ACCOUNT(AC):
                2018...     $1.32       $1.30         59,577
                2018...     $1.32       $1.32         61,596
                2017...     $1.33       $1.32         61,596
                2016...     $1.32       $1.33         73,189
                2015...     $1.41       $1.32         78,872
                2014...     $1.42       $1.41         79,693
                2013...     $1.45       $1.42         81,414
                2012...     $1.28       $1.45         78,969
                2011...     $1.31       $1.28         99,823
                2010...     $1.18       $1.31         70,642
                2009...     $1.02       $1.18         21,897
               SFT IVY/SM/ GROWTH SUB-ACCOUNT(H)(I):
                2018...     $2.59       $2.59        150,008
                2018...     $2.59       $2.59        156,411
                2017...     $2.05       $2.59        156,411
                2016...     $2.08       $2.05        167,834
                2015...     $1.99       $2.08        168,680
                2014...     $1.80       $1.99        176,375
               SFT IVY/SM/ SMALL CAP GROWTH SUB-ACCOUNT(H)(J):
                2018...     $2.52       $2.36         23,329
                2018...     $2.52       $2.52         23,329
                2017...     $2.05       $2.52         23,329
                2016...     $1.73       $2.05         37,343
                2015...     $1.84       $1.73         38,809
                2014...     $1.73       $1.84         41,558
               SFT MANAGED VOLATILITY EQUITY SUB-ACCOUNT(O)(AC):
                2018...     $1.16       $1.07             --
                2018...     $1.16       $1.16             --
                2017...     $1.02       $1.16             --
                2016...     $1.00       $1.02             --
                2015...     $1.00       $1.00             --





                        UNIT VALUE AT UNIT VALUE NUMBER OF UNITS
                        BEGINNING OF  AT END OF  OUTSTANDING AT
                           PERIOD       PERIOD    END OF PERIOD
                        ------------- ---------- ---------------
               SFT REAL ESTATE SECURITIES SUB-ACCOUNT(AC):
                2018...     $2.50       $2.31         33,220
                2018...     $2.50       $2.50         33,980
                2017...     $2.42       $2.50         33,980
                2016...     $2.37       $2.42         38,378
                2015...     $2.31       $2.37         29,583
                2014...     $1.81       $2.31         31,818
                2013...     $1.83       $1.81         34,361
                2012...     $1.59       $1.83         29,859
                2011...     $1.54       $1.59         24,885
                2010...     $1.22       $1.54         56,149
                2009...     $1.00       $1.22         25,848
               SFT T. ROWE PRICE VALUE SUB-ACCOUNT(H)(L):
                2018...     $2.55       $2.24        168,730
                2018...     $2.55       $2.55        171,203
                2017...     $2.19       $2.55        171,203
                2016...     $2.03       $2.19        182,676
                2015...     $2.12       $2.03        165,070
                2014...     $1.98       $2.12        169,763
               SFT WELLINGTON CORE EQUITY SUB-ACCOUNT(H)(K)(Z):
                2018...     $2.63       $2.52          4,856
                2018...     $2.63       $2.63          5,539
                2017...     $2.22       $2.63          5,539
                2016...     $2.16       $2.22         10,778
                2015...     $2.19       $2.16          9,148
                2014...     $2.00       $2.19         11,896
               TEMPLETON DEVELOPING MARKETS VIP SUB-ACCOUNT:
                2018...     $2.31       $1.90         14,612
                2018...     $2.31       $2.31         14,612
                2017...     $1.68       $2.31         14,612
                2016...     $1.46       $1.68         16,199
                2015...     $1.86       $1.46         10,917
                2014...     $2.08       $1.86         11,244
                2013...     $2.15       $2.08         11,525
                2012...     $1.94       $2.15         11,646
                2011...     $2.36       $1.94         10,063
                2010...     $2.05       $2.36             --
                2009...     $1.22       $2.05          2,955
               TOPS(R) MANAGED RISK BALANCED ETF SUB-ACCOUNT(E):
                2018...     $1.13       $1.04             --
                2018...     $1.13       $1.13             --
                2017...     $1.05       $1.13             --
                2016...     $1.01       $1.05             --
                2015...     $1.08       $1.01             --
                2014...     $1.07       $1.08             --
                2013...     $1.01       $1.07         25,652
                2012...     $1.00       $1.01         27,013
               TOPS(R) MANAGED RISK FLEX ETF SUB-ACCOUNT(G):
                2018...     $1.07       $0.98             --
                2018...     $1.07       $1.07             --
                2017...     $0.98       $1.07             --
                2016...     $0.95       $0.98             --
                2015...     $1.03       $0.95             --
                2014...     $1.03       $1.03             --
                2013...     $1.00       $1.03             --

2.25% Variable Account Charge Continued



                        UNIT VALUE AT UNIT VALUE NUMBER OF UNITS
                        BEGINNING OF  AT END OF  OUTSTANDING AT
                           PERIOD       PERIOD    END OF PERIOD
                        ------------- ---------- ---------------
               TOPS(R) MANAGED RISK GROWTH ETF SUB-ACCOUNT(E):
                2018...     $1.20       $1.07            --
                2018...     $1.20       $1.20            --
                2017...     $1.04       $1.20            --
                2016...     $1.01       $1.04         4,521
                2015...     $1.13       $1.01        30,418
                2014...     $1.14       $1.13        33,400
                2013...     $1.01       $1.14        26,012
                2012...     $1.00       $1.01        27,390
               TOPS(R) MANAGED RISK MODERATE GROWTH ETF
                SUB-ACCOUNT(E):
                2018...     $1.19       $1.08            --
                2018...     $1.19       $1.19            --
                2017...     $1.06       $1.19            --
                2016...     $1.02       $1.06         4,489
                2015...     $1.12       $1.02         5,225
                2014...     $1.11       $1.12         6,154
                2013...     $1.01       $1.11         6,885
                2012...     $1.00       $1.01         6,957



2.35% Variable Account Charge



                        UNIT VALUE AT UNIT VALUE NUMBER OF UNITS
                        BEGINNING OF  AT END OF  OUTSTANDING AT
                           PERIOD       PERIOD    END OF PERIOD
                        ------------- ---------- ---------------
               AB VPS DYNAMIC ASSET ALLOCATION SUB-ACCOUNT(F):
                2018...     $1.15       $1.04             --
                2018...     $1.15       $1.15          4,514
                2017...     $1.03       $1.15          4,514
                2016...     $1.02       $1.03          4,695
                2015...     $1.06       $1.02         13,567
                2014...     $1.04       $1.06             --
                2013...     $1.00       $1.04             --
               AB VPS INTERNATIONAL VALUE SUB-ACCOUNT:
                2018...     $0.64       $0.48             --
                2018...     $0.64       $0.64             --
                2017...     $0.52       $0.64             --
                2016...     $0.54       $0.52         45,656
                2015...     $0.54       $0.54         42,537
                2014...     $0.59       $0.54        135,828
                2013...     $0.49       $0.59        137,750
                2012...     $0.44       $0.49        142,825
                2011...     $0.56       $0.44        134,794
                2010...     $0.55       $0.56        132,917
                2009...     $0.42       $0.55        132,017





                        UNIT VALUE AT UNIT VALUE NUMBER OF UNITS
                        BEGINNING OF  AT END OF  OUTSTANDING AT
                           PERIOD       PERIOD    END OF PERIOD
                        ------------- ---------- ---------------
               AMERICAN CENTURY VP INCOME & GROWTH SUB-ACCOUNT:
                2018...     $2.11       $1.92             --
                2018...     $2.11       $2.11         51,432
                2017...     $1.80       $2.11         51,432
                2016...     $1.63       $1.80         51,432
                2015...     $1.77       $1.63         39,528
                2014...     $1.61       $1.77             --
                2013...     $1.22       $1.61             --
                2012...     $1.09       $1.22             --
                2011...     $1.09       $1.09             --
                2010...     $0.98       $1.09             --
                2009...     $0.85       $0.98             --
               AMERICAN CENTURY VP INFLATION PROTECTION
                SUB-ACCOUNT:
                2018...     $1.13       $1.07         16,186
                2018...     $1.13       $1.13         42,356
                2017...     $1.11       $1.13         42,356
                2016...     $1.09       $1.11         80,666
                2015...     $1.15       $1.09         87,675
                2014...     $1.14       $1.15         89,408
                2013...     $1.27       $1.14         93,288
                2012...     $1.21       $1.27        131,078
                2011...     $1.11       $1.21         90,389
                2010...     $1.08       $1.11         78,070
                2009...     $1.00       $1.08         32,153
               AMERICAN FUNDS IS GLOBAL BOND SUB-ACCOUNT(C):
                2018...     $0.95       $0.91         14,210
                2018...     $0.95       $0.95             --
                2017...     $0.91       $0.95             --
                2016...     $0.90       $0.91             --
                2015...     $0.96       $0.90          5,514
                2014...     $0.97       $0.96          2,723
                2013...     $1.02       $0.97          3,059
                2012...     $0.99       $1.02          3,807
                2011...     $1.00       $0.99          3,854
               AMERICAN FUNDS IS GLOBAL GROWTH SUB-ACCOUNT(C):
                2018...     $1.64       $1.46             --
                2018...     $1.64       $1.64             --
                2017...     $1.28       $1.64             --
                2016...     $1.30       $1.28             --
                2015...     $1.24       $1.30             --
                2014...     $1.24       $1.24             --
                2013...     $0.99       $1.24             --
                2012...     $0.82       $0.99             --
                2011...     $1.00       $0.82             --
               AMERICAN FUNDS IS GLOBAL SMALL CAPITALIZATION
                SUB-ACCOUNT(C):
                2018...     $1.32       $1.15             --
                2018...     $1.32       $1.32             --
                2017...     $1.07       $1.32             --
                2016...     $1.07       $1.07             --
                2015...     $1.09       $1.07          3,278
                2014...     $1.10       $1.09             --
                2013...     $0.88       $1.10             --
                2012...     $0.76       $0.88             --
                2011...     $1.00       $0.76             --

2.35% Variable Account Charge Continued



                        UNIT VALUE AT UNIT VALUE NUMBER OF UNITS
                        BEGINNING OF  AT END OF  OUTSTANDING AT
                           PERIOD       PERIOD    END OF PERIOD
                        ------------- ---------- ---------------
               AMERICAN FUNDS IS GROWTH SUB-ACCOUNT(C):
                2018...     $1.87       $1.82          5,175
                2018...     $1.87       $1.87            666
                2017...     $1.49       $1.87            666
                2016...     $1.39       $1.49         10,569
                2015...     $1.34       $1.39         11,986
                2014...     $1.26       $1.34         10,018
                2013...     $0.99       $1.26         10,507
                2012...     $0.86       $0.99          8,319
                2011...     $1.00       $0.86             --
               AMERICAN FUNDS IS GROWTH-INCOME SUB-ACCOUNT(C):
                2018...     $1.88       $1.80             --
                2018...     $1.88       $1.88            628
                2017...     $1.57       $1.88            628
                2016...     $1.44       $1.57            631
                2015...     $1.46       $1.44          3,609
                2014...     $1.35       $1.46          2,126
                2013...     $1.03       $1.35          2,153
                2012...     $0.90       $1.03             --
                2011...     $1.00       $0.90             --
               AMERICAN FUNDS IS INTERNATIONAL SUB-ACCOUNT(C):
                2018...     $1.23       $1.04             --
                2018...     $1.23       $1.23          4,559
                2017...     $0.95       $1.23          4,559
                2016...     $0.94       $0.95          4,741
                2015...     $1.01       $0.94         35,816
                2014...     $1.06       $1.01         44,637
                2013...     $0.89       $1.06         45,153
                2012...     $0.77       $0.89             --
                2011...     $1.00       $0.77             --
               AMERICAN FUNDS IS NEW WORLD(R) SUB-ACCOUNT(C):
                2018...     $1.12       $0.94             --
                2018...     $1.12       $1.12         92,483
                2017...     $0.89       $1.12         92,483
                2016...     $0.86       $0.89         92,689
                2015...     $0.91       $0.86        100,250
                2014...     $1.01       $0.91             --
                2013...     $0.93       $1.01             --
                2012...     $0.81       $0.93             --
                2011...     $1.00       $0.81             --
               AMERICAN FUNDS IS U.S. GOVERNMENT/AAA-RATED
                SECURITIES SUB-ACCOUNT(C):
                2018...     $0.99       $0.97             --
                2018...     $0.99       $0.99             --
                2017...     $0.99       $0.99             --
                2016...     $1.01       $0.99             --
                2015...     $1.01       $1.01             --
                2014...     $0.99       $1.01             --
                2013...     $1.04       $0.99             --
                2012...     $1.05       $1.04             --
                2011...     $1.00       $1.05             --





                        UNIT VALUE AT UNIT VALUE NUMBER OF UNITS
                        BEGINNING OF  AT END OF  OUTSTANDING AT
                           PERIOD       PERIOD    END OF PERIOD
                        ------------- ---------- ---------------
               CLEARBRIDGE VARIABLE SMALL CAP GROWTH
                SUB-ACCOUNT(N):
                2018...     $1.18       $1.19             --
                2018...     $1.18       $1.18             --
                2017...     $0.98       $1.18             --
                2016...     $0.95       $0.98             --
                2015...     $1.00       $0.95             --
               FIDELITY(R) VIP FUNDS EQUITY-INCOME SUB-ACCOUNT:
                2018...     $1.97       $1.76          4,110
                2018...     $1.97       $1.97          8,861
                2017...     $1.79       $1.97          8,861
                2016...     $1.56       $1.79        101,258
                2015...     $1.67       $1.56         83,479
                2014...     $1.57       $1.67        131,000
                2013...     $1.26       $1.57        138,350
                2012...     $1.10       $1.26         86,855
                2011...     $1.12       $1.10         96,298
                2010...     $1.00       $1.12        103,165
                2009...     $0.79       $1.00        106,746
               FIDELITY(R) VIP FUNDS MID CAP SUB-ACCOUNT:
                2018...     $3.19       $2.65             --
                2018...     $3.19       $3.19             --
                2017...     $2.71       $3.19             --
                2016...     $2.48       $2.71             --
                2015...     $2.58       $2.48          4,565
                2014...     $2.49       $2.58          6,152
                2013...     $1.88       $2.49          6,224
                2012...     $1.68       $1.88          6,296
                2011...     $1.93       $1.68          6,369
                2010...     $1.53       $1.93         17,361
                2009...     $1.12       $1.53         17,653
               FRANKLIN MUTUAL SHARES VIP SUB-ACCOUNT:
                2018...     $1.93       $1.72             --
                2018...     $1.93       $1.93             --
                2017...     $1.83       $1.93             --
                2016...     $1.61       $1.83             --
                2015...     $1.74       $1.61             --
                2014...     $1.66       $1.74         38,728
                2013...     $1.32       $1.66         39,175
                2012...     $1.19       $1.32         39,628
                2011...     $1.23       $1.19         40,088
                2010...     $1.13       $1.23         40,550
                2009...     $0.92       $1.13         41,019
               FRANKLIN SMALL CAP VALUE VIP SUB-ACCOUNT:
                2018...     $1.66       $1.41          4,698
                2018...     $1.66       $1.66         25,610
                2017...     $1.53       $1.66         25,610
                2016...     $1.21       $1.53         27,103
                2015...     $1.33       $1.21         30,574
                2014...     $1.36       $1.33         53,209
                2013...     $1.02       $1.36         59,718
                2012...     $0.88       $1.02         59,482
                2011...     $0.94       $0.88         67,595
                2010...     $0.75       $0.94         99,174
                2009...     $0.59       $0.75         76,170

2.35% Variable Account Charge Continued



                        UNIT VALUE AT UNIT VALUE NUMBER OF UNITS
                        BEGINNING OF  AT END OF  OUTSTANDING AT
                           PERIOD       PERIOD    END OF PERIOD
                        ------------- ---------- ---------------
               FRANKLIN SMALL-MID CAP GROWTH VIP SUB-ACCOUNT:
                2018...     $2.18       $2.01            --
                2018...     $2.18       $2.18            --
                2017...     $1.84       $2.18            --
                2016...     $1.81       $1.84           901
                2015...     $1.90       $1.81           645
                2014...     $1.81       $1.90        26,050
                2013...     $1.34       $1.81        26,352
                2012...     $1.24       $1.34        32,515
                2011...     $1.33       $1.24        32,896
                2010...     $1.07       $1.33        33,844
                2009...     $0.76       $1.07        34,241
               GOLDMAN SACHS VIT GLOBAL TRENDS ALLOCATION
                SUB-ACCOUNT(F):
                2018...     $1.09       $1.02            --
                2018...     $1.09       $1.09            --
                2017...     $0.98       $1.09            --
                2016...     $0.97       $0.98            --
                2015...     $1.05       $0.97            --
                2014...     $1.03       $1.05            --
                2013...     $1.00       $1.03            --
               GOLDMAN SACHS VIT HIGH QUALITY FLOATING RATE
                SUB-ACCOUNT(B):
                2018...     $0.96       $0.95         7,035
                2018...     $0.96       $0.96            --
                2017...     $0.97       $0.96            --
                2016...     $0.98       $0.97            --
                2015...     $1.01       $0.98           722
                2014...     $1.04       $1.01            --
                2013...     $1.06       $1.04         3,154
                2012...     $1.05       $1.06        41,170
                2011...     $1.01       $1.05        41,647
                2010...     $1.00       $1.01            --
               INVESCO V.I. AMERICAN VALUE SUB-ACCOUNT:
                2018...     $1.48       $1.26            --
                2018...     $1.48       $1.48            --
                2017...     $1.38       $1.48            --
                2016...     $1.22       $1.38        16,216
                2015...     $1.38       $1.22        69,008
                2014...     $1.29       $1.38            --
                2013...     $0.99       $1.29            --
                2012...     $0.86       $0.99            --
                2011...     $0.88       $0.86            --
                2010...     $0.74       $0.88            --
                2009...     $0.54       $0.74            --
               INVESCO V.I. COMSTOCK SUB-ACCOUNT:
                2018...     $2.27       $1.94         5,999
                2018...     $2.27       $2.27           277
                2017...     $1.98       $2.27           277
                2016...     $1.73       $1.98         3,130
                2015...     $1.89       $1.73         4,245
                2014...     $1.77       $1.89           754
                2013...     $1.34       $1.77         2,584
                2012...     $1.15       $1.34        19,825
                2011...     $1.20       $1.15        20,114
                2010...     $1.07       $1.20         1,150
                2009...     $0.85       $1.07         1,139





                        UNIT VALUE AT UNIT VALUE NUMBER OF UNITS
                        BEGINNING OF  AT END OF  OUTSTANDING AT
                           PERIOD       PERIOD    END OF PERIOD
                        ------------- ---------- ---------------
               INVESCO V.I. EQUITY AND INCOME SUB-ACCOUNT(D):
                2018...     $1.56       $1.37             --
                2018...     $1.56       $1.56             --
                2017...     $1.44       $1.56             --
                2016...     $1.28       $1.44             --
                2015...     $1.35       $1.28             --
                2014...     $1.27       $1.35             --
                2013...     $1.04       $1.27             --
                2012...     $0.95       $1.04             --
                2011...     $0.99       $0.95             --
                2010...     $0.94       $0.99             --
                2009...     $0.72       $0.94             --
               INVESCO V.I. GROWTH AND INCOME SUB-ACCOUNT:
                2018...     $2.37       $2.00             --
                2018...     $2.37       $2.37             --
                2017...     $2.12       $2.37             --
                2016...     $1.82       $2.12         11,762
                2015...     $1.93       $1.82         11,447
                2014...     $1.80       $1.93             --
                2013...     $1.37       $1.80             --
                2012...     $1.23       $1.37             --
                2011...     $1.29       $1.23             --
                2010...     $1.18       $1.29          6,485
                2009...     $0.97       $1.18          6,565
               INVESCO V.I. SMALL CAP EQUITY SUB-ACCOUNT:
                2018...     $1.46       $1.21          6,524
                2018...     $1.46       $1.46         59,470
                2017...     $1.31       $1.46         59,470
                2016...     $1.20       $1.31         60,806
                2015...     $1.31       $1.20         62,361
                2014...     $1.31       $1.31         42,551
                2013...     $0.98       $1.31         51,253
                2012...     $0.88       $0.98         56,670
                2011...     $0.91       $0.88         68,099
                2010...     $0.73       $0.91         87,365
                2009...     $0.62       $0.73         61,644
               IVY VIP ASSET STRATEGY SUB-ACCOUNT:
                2018...     $2.58       $2.38             --
                2018...     $2.58       $2.58          9,811
                2017...     $2.23       $2.58          9,811
                2016...     $2.35       $2.23        130,637
                2015...     $2.62       $2.35        147,390
                2014...     $2.83       $2.62        208,463
                2013...     $2.32       $2.83        210,961
                2012...     $1.99       $2.32        231,509
                2011...     $2.20       $1.99        211,438
                2010...     $2.07       $2.20        223,623
                2009...     $1.69       $2.07        191,304

2.35% Variable Account Charge Continued



                        UNIT VALUE AT UNIT VALUE NUMBER OF UNITS
                        BEGINNING OF  AT END OF  OUTSTANDING AT
                           PERIOD       PERIOD    END OF PERIOD
                        ------------- ---------- ---------------
               IVY VIP BALANCED SUB-ACCOUNT:
                2018...     $1.99       $1.88             --
                2018...     $1.99       $1.99          3,022
                2017...     $1.83       $1.99          3,022
                2016...     $1.84       $1.83         20,439
                2015...     $1.89       $1.84         90,311
                2014...     $1.79       $1.89         67,584
                2013...     $1.49       $1.79         70,617
                2012...     $1.36       $1.49         76,017
                2011...     $1.35       $1.36         19,231
                2010...     $1.18       $1.35             --
                2009...     $1.07       $1.18             --
               IVY VIP CORE EQUITY SUB-ACCOUNT:
                2018...     $2.65       $2.47             --
                2018...     $2.65       $2.65             --
                2017...     $2.25       $2.65             --
                2016...     $2.22       $2.25             --
                2015...     $2.29       $2.22          1,503
                2014...     $2.14       $2.29             --
                2013...     $1.64       $2.14             --
                2012...     $1.41       $1.64             --
                2011...     $1.42       $1.41             --
                2010...     $1.21       $1.42             --
                2009...     $1.00       $1.21             --
               IVY VIP GLOBAL GROWTH SUB-ACCOUNT:
                2018...     $2.09       $1.91             --
                2018...     $2.09       $2.09             --
                2017...     $1.72       $2.09             --
                2016...     $1.81       $1.72             --
                2015...     $1.79       $1.81             --
                2014...     $1.82       $1.79         23,531
                2013...     $1.56       $1.82         23,803
                2012...     $1.35       $1.56         42,952
                2011...     $1.50       $1.35         43,438
                2010...     $1.33       $1.50         26,616
                2009...     $1.08       $1.33         26,895
               IVY VIP HIGH INCOME SUB-ACCOUNT(F)(M):
                2018...     $1.10       $1.05         30,852
                2018...     $1.10       $1.10         32,239
                2017...     $1.06       $1.10         32,239
                2016...     $0.93       $1.06         91,333
                2015...     $1.02       $0.93        115,493
                2014...     $1.03       $1.02         85,954
                2013...     $1.00       $1.03          1,069
               IVY VIP INTERNATIONAL CORE EQUITY SUB-ACCOUNT:
                2018...     $2.09       $1.68         23,084
                2018...     $2.09       $2.09         61,261
                2017...     $1.74       $2.09         61,261
                2016...     $1.76       $1.74        101,055
                2015...     $1.82       $1.76         83,855
                2014...     $1.84       $1.82         92,342
                2013...     $1.51       $1.84        100,435
                2012...     $1.36       $1.51         87,634
                2011...     $1.62       $1.36         93,287
                2010...     $1.45       $1.62        105,446
                2009...     $1.08       $1.45         65,782





                        UNIT VALUE AT UNIT VALUE NUMBER OF UNITS
                        BEGINNING OF  AT END OF  OUTSTANDING AT
                           PERIOD       PERIOD    END OF PERIOD
                        ------------- ---------- ---------------
               IVY VIP MID CAP GROWTH SUB-ACCOUNT:
                2018...     $2.72       $2.66             --
                2018...     $2.72       $2.72            229
                2017...     $2.19       $2.72            229
                2016...     $2.12       $2.19         13,102
                2015...     $2.30       $2.12         16,504
                2014...     $2.18       $2.30         15,835
                2013...     $1.72       $2.18         18,246
                2012...     $1.55       $1.72         17,306
                2011...     $1.60       $1.55          7,011
                2010...     $1.24       $1.60             --
                2009...     $0.87       $1.24             --
               IVY VIP NATURAL RESOURCES SUB-ACCOUNT(Q):
                2018...     $0.98       $0.73         18,378
                2018...     $0.98       $0.98             --
                2017...     $0.97       $0.98             --
                2016...     $0.81       $0.97         72,245
                2015...     $1.06       $0.81         87,597
                2014...     $1.25       $1.06         85,980
                2013...     $1.19       $1.25         86,902
                2012...     $1.19       $1.19         87,513
                2011...     $1.56       $1.19         89,340
                2010...     $1.36       $1.56         70,532
                2009...     $0.80       $1.36         63,217
               IVY VIP PATHFINDER MODERATE -- MANAGED
                VOLATILITY SUB-ACCOUNT(G):
                2018...     $1.14       $1.07             --
                2018...     $1.14       $1.14             --
                2017...     $1.02       $1.14             --
                2016...     $1.03       $1.02             --
                2015...     $1.06       $1.03             --
                2014...     $1.04       $1.06             --
                2013...     $1.00       $1.04             --
               IVY VIP PATHFINDER MODERATELY AGGRESSIVE --
                MANAGED VOLATILITY SUB-ACCOUNT(G):
                2018...     $1.17       $1.09             --
                2018...     $1.17       $1.17             --
                2017...     $1.03       $1.17             --
                2016...     $1.03       $1.03             --
                2015...     $1.07       $1.03             --
                2014...     $1.05       $1.07             --
                2013...     $1.00       $1.05             --
               IVY VIP PATHFINDER MODERATELY CONSERVATIVE --
                MANAGED VOLATILITY SUB-ACCOUNT(G):
                2018...     $1.09       $1.04             --
                2018...     $1.09       $1.09        120,092
                2017...     $1.00       $1.09        120,092
                2016...     $1.01       $1.00             --
                2015...     $1.04       $1.01             --
                2014...     $1.04       $1.04             --
                2013...     $1.00       $1.04             --

2.35% Variable Account Charge Continued



                        UNIT VALUE AT UNIT VALUE NUMBER OF UNITS
                        BEGINNING OF  AT END OF  OUTSTANDING AT
                           PERIOD       PERIOD    END OF PERIOD
                        ------------- ---------- ---------------
               IVY VIP SCIENCE AND TECHNOLOGY SUB-ACCOUNT:
                2018...     $3.80       $3.52            --
                2018...     $3.80       $3.80         1,641
                2017...     $2.95       $3.80         1,641
                2016...     $2.97       $2.95        20,511
                2015...     $3.13       $2.97        23,748
                2014...     $3.11       $3.13        19,381
                2013...     $2.04       $3.11        20,291
                2012...     $1.63       $2.04        23,894
                2011...     $1.77       $1.63        18,920
                2010...     $1.61       $1.77        17,483
                2009...     $1.15       $1.61        18,768
               IVY VIP SMALL CAP CORE SUB-ACCOUNT(R):
                2018...     $2.65       $2.31         1,026
                2018...     $2.65       $2.65         1,414
                2017...     $2.38       $2.65         1,414
                2016...     $1.89       $2.38        15,547
                2015...     $2.05       $1.89        17,682
                2014...     $1.96       $2.05        19,623
                2013...     $1.50       $1.96        20,657
                2012...     $1.30       $1.50        23,426
                2011...     $1.52       $1.30        24,201
                2010...     $1.23       $1.52        29,856
                2009...     $0.98       $1.23        32,301
               IVY VIP SMALL CAP GROWTH SUB-ACCOUNT(AD):
                2018...     $2.25       $2.30            --
                2018...     $2.25       $2.25            --
                2017...     $2.12       $2.25            --
                2016...     $1.91       $2.12         9,518
                2015...     $2.15       $1.91         6,113
                2014...     $2.24       $2.15         9,974
                2013...     $1.46       $2.24         9,699
                2012...     $1.34       $1.46        10,927
                2011...     $1.47       $1.34        10,426
                2010...     $1.07       $1.47        10,734
                2009...     $0.78       $1.07        11,384
               IVY VIP VALUE SUB-ACCOUNT:
                2018...     $2.18       $1.98            --
                2018...     $2.18       $2.18           368
                2017...     $1.99       $2.18           368
                2016...     $1.83       $1.99           370
                2015...     $1.95       $1.83        12,104
                2014...     $1.80       $1.95         1,120
                2013...     $1.36       $1.80         1,135
                2012...     $1.17       $1.36            --
                2011...     $1.29       $1.17            --
                2010...     $1.12       $1.29            --
                2009...     $0.90       $1.12            --





                        UNIT VALUE AT UNIT VALUE NUMBER OF UNITS
                        BEGINNING OF  AT END OF  OUTSTANDING AT
                           PERIOD       PERIOD    END OF PERIOD
                        ------------- ---------- ---------------
               JANUS HENDERSON BALANCED SUB-ACCOUNT(U):
                2018...     $2.23       $2.18            --
                2018...     $2.23       $2.23            --
                2017...     $1.93       $2.23            --
                2016...     $1.89       $1.93            --
                2015...     $1.93       $1.89            --
                2014...     $1.82       $1.93            --
                2013...     $1.56       $1.82            --
                2012...     $1.41       $1.56         6,117
                2011...     $1.42       $1.41         6,192
                2010...     $1.35       $1.42            --
                2009...     $1.10       $1.35            --
               JANUS HENDERSON FLEXIBLE BOND SUB-ACCOUNT(N)(V):
                2018...     $0.98       $0.94        21,175
                2018...     $0.98       $0.98            --
                2017...     $0.97       $0.98            --
                2016...     $0.97       $0.97            --
                2015...     $1.00       $0.97         3,071
               JANUS HENDERSON FORTY SUB-ACCOUNT(W):
                2018...     $3.12       $3.10            --
                2018...     $3.12       $3.12         1,377
                2017...     $2.46       $3.12         1,377
                2016...     $2.47       $2.46        12,598
                2015...     $2.26       $2.47        12,281
                2014...     $2.13       $2.26        44,475
                2013...     $1.67       $2.13        46,118
                2012...     $1.38       $1.67        48,019
                2011...     $1.51       $1.38        47,415
                2010...     $1.46       $1.51        58,665
                2009...     $1.02       $1.46        62,519
               JANUS HENDERSON MID CAP VALUE SUB-ACCOUNT(X):
                2018...     $1.57       $1.32         4,966
                2018...     $1.57       $1.57        21,480
                2017...     $1.42       $1.57        21,480
                2016...     $1.22       $1.42        22,574
                2015...     $1.30       $1.22        26,927
                2014...     $1.23       $1.30        28,459
                2013...     $1.00       $1.23        34,263
                2012...     $0.92       $1.00        31,224
                2011...     $0.97       $0.92        36,293
                2010...     $0.86       $0.97        52,118
                2009...     $0.67       $0.86        30,438
               JANUS HENDERSON OVERSEAS SUB-ACCOUNT(Y):
                2018...     $2.03       $1.68         8,676
                2018...     $2.03       $2.03        27,441
                2017...     $1.59       $2.03        27,441
                2016...     $1.75       $1.59        53,018
                2015...     $1.96       $1.75        40,233
                2014...     $2.28       $1.96        50,979
                2013...     $2.05       $2.28        54,543
                2012...     $1.85       $2.05        54,349
                2011...     $2.80       $1.85        58,214
                2010...     $2.29       $2.80        80,648
                2009...     $1.31       $2.29        66,947

2.35% Variable Account Charge Continued



                        UNIT VALUE AT UNIT VALUE NUMBER OF UNITS
                        BEGINNING OF  AT END OF  OUTSTANDING AT
                           PERIOD       PERIOD    END OF PERIOD
                        ------------- ---------- ---------------
               MFS(R) MID CAP GROWTH SERIES SUB-ACCOUNT:
                2018...     $1.97       $1.94             --
                2018...     $1.97       $1.97             --
                2017...     $1.59       $1.97             --
                2016...     $1.56       $1.59             --
                2015...     $1.53       $1.56             --
                2014...     $1.44       $1.53             --
                2013...     $1.07       $1.44             --
                2012...     $0.94       $1.07             --
                2011...     $1.03       $0.94             --
                2010...     $0.82       $1.03             --
                2009...     $0.59       $0.82             --
               MFS(R) VIT II INTERNATIONAL VALUE SUB-ACCOUNT(N):
                2018...     $1.21       $1.06         11,445
                2018...     $1.21       $1.21             --
                2017...     $0.97       $1.21             --
                2016...     $0.96       $0.97         26,924
                2015...     $1.00       $0.96         32,756
               MORGAN STANLEY VIF EMERGING MARKETS EQUITY
                SUB-ACCOUNT(S):
                2018...     $0.79       $0.64          6,819
                2018...     $0.79       $0.79         24,899
                2017...     $0.60       $0.79         24,899
                2016...     $0.58       $0.60         29,811
                2015...     $0.66       $0.58         33,287
                2014...     $0.71       $0.66         54,302
                2013...     $0.74       $0.71         59,805
                2012...     $0.63       $0.74         73,325
                2011...     $0.79       $0.63         98,014
                2010...     $0.68       $0.79        100,514
                2009...     $0.41       $0.68         78,169
               MORNINGSTAR AGGRESSIVE GROWTH ETF ASSET
                ALLOCATION SUB-ACCOUNT:
                2018...     $1.19       $1.06             --
                2018...     $1.19       $1.19         56,826
                2017...     $1.02       $1.19         56,826
                2016...     $0.94       $1.02         82,368
                2015...     $0.88       $0.94        208,608
                2014...     $0.97       $0.99        213,948
                2013...     $0.84       $0.97        219,991
                2012...     $0.75       $0.84        219,414
                2011...     $0.81       $0.75        220,693
                2010...     $0.72       $0.81        580,358
                2009...     $0.58       $0.72        439,739
               MORNINGSTAR BALANCED ETF ASSET ALLOCATION
                SUB-ACCOUNT:
                2018...     $1.20       $1.10             --
                2018...     $1.20       $1.20             --
                2017...     $1.08       $1.20             --
                2016...     $1.02       $1.08         46,434
                2015...     $1.07       $1.02        215,338
                2014...     $1.05       $1.07        193,382
                2013...     $0.96       $1.05        194,789
                2012...     $0.89       $0.96        192,636
                2011...     $0.92       $0.89        100,459
                2010...     $0.83       $0.92        123,084
                2009...     $0.72       $0.83        119,484





                        UNIT VALUE AT UNIT VALUE NUMBER OF UNITS
                        BEGINNING OF  AT END OF  OUTSTANDING AT
                           PERIOD       PERIOD    END OF PERIOD
                        ------------- ---------- ---------------
               MORNINGSTAR CONSERVATIVE ETF ASSET ALLOCATION
                SUB-ACCOUNT:
                2018...     $1.08       $1.03              --
                2018...     $1.08       $1.08         112,034
                2017...     $1.04       $1.08         112,034
                2016...     $1.02       $1.04         120,889
                2015...     $1.06       $1.02         133,522
                2014...     $1.05       $1.06         136,781
                2013...     $1.05       $1.05         137,702
                2012...     $1.02       $1.05         137,292
                2011...     $1.02       $1.02         138,531
                2010...     $0.97       $1.02         141,891
                2009...     $0.93       $0.97         139,443
               MORNINGSTAR GROWTH ETF ASSET ALLOCATION
                SUB-ACCOUNT:
                2018...     $1.21       $1.09              --
                2018...     $1.21       $1.21           9,283
                2017...     $1.06       $1.21           9,283
                2016...     $0.99       $1.06         210,436
                2015...     $1.03       $0.99         196,985
                2014...     $1.01       $1.03         190,805
                2013...     $0.89       $1.01         196,146
                2012...     $0.81       $0.89         274,808
                2011...     $0.86       $0.81         403,204
                2010...     $0.77       $0.86         445,164
                2009...     $0.63       $0.77         520,587
               MORNINGSTAR INCOME AND GROWTH ETF ASSET
                ALLOCATION SUB-ACCOUNT:
                2018...     $1.14       $1.06              --
                2018...     $1.14       $1.14         194,423
                2017...     $1.06       $1.14         194,423
                2016...     $1.02       $1.06         235,365
                2015...     $1.06       $1.02         226,957
                2014...     $1.05       $1.06         255,950
                2013...     $1.00       $1.05         259,329
                2012...     $0.95       $1.00         260,990
                2011...     $0.96       $0.95         943,004
                2010...     $0.90       $0.96       1,005,869
                2009...     $0.82       $0.90       1,008,975
               NEUBERGER BERMAN AMT SOCIALLY RESPONSIVE
                SUB-ACCOUNT:
                2018...     $1.55       $1.43              --
                2018...     $1.55       $1.55              --
                2017...     $1.34       $1.55              --
                2016...     $1.26       $1.34          18,411
                2015...     $1.29       $1.26          21,013
                2014...     $1.20       $1.29          23,771
                2013...     $0.90       $1.20          27,115
                2012...     $0.83       $0.90          31,960
                2011...     $0.88       $0.83          36,655
                2010...     $0.73       $0.88          43,014
                2009...     $0.57       $0.73          49,934

2.35% Variable Account Charge Continued



                        UNIT VALUE AT UNIT VALUE NUMBER OF UNITS
                        BEGINNING OF  AT END OF  OUTSTANDING AT
                           PERIOD       PERIOD    END OF PERIOD
                        ------------- ---------- ---------------
               OPPENHEIMER INTERNATIONAL GROWTH/VA SUB-ACCOUNT:
                2018...     $2.29       $1.80          4,421
                2018...     $2.29       $2.29          2,404
                2017...     $1.85       $2.29          2,404
                2016...     $1.95       $1.85          2,500
                2015...     $1.93       $1.95          8,694
                2014...     $2.13       $1.93          1,884
                2013...     $1.74       $2.13          2,116
                2012...     $1.46       $1.74          2,627
                2011...     $1.62       $1.46          2,658
                2010...     $1.45       $1.62             --
                2009...     $1.06       $1.45             --
               OPPENHEIMER MAIN STREET SMALL CAP(R)/VA
                SUB-ACCOUNT:
                2018...     $1.70       $1.48             --
                2018...     $1.70       $1.70         33,584
                2017...     $1.52       $1.70         33,584
                2016...     $1.33       $1.52         33,651
                2015...     $1.45       $1.33         30,691
                2014...     $1.33       $1.45             --
                2013...     $0.96       $1.33             --
                2012...     $0.84       $0.96             --
                2011...     $0.88       $0.84             --
                2010...     $0.73       $0.88             --
                2009...     $0.55       $0.73             --
               PIMCO VIT GLOBAL DIVERSIFIED ALLOCATION
                SUB-ACCOUNT(F):
                2018...     $1.18       $1.05             --
                2018...     $1.18       $1.18             --
                2017...     $1.04       $1.18             --
                2016...     $0.99       $1.04             --
                2015...     $1.07       $0.99             --
                2014...     $1.04       $1.07             --
                2013...     $1.00       $1.04             --
               PIMCO VIT LOW DURATION SUB-ACCOUNT(B):
                2018...     $0.95       $0.93         28,792
                2018...     $0.95       $0.95            302
                2017...     $0.96       $0.95            302
                2016...     $0.97       $0.96         55,431
                2015...     $0.99       $0.97         85,421
                2014...     $1.00       $0.99         56,311
                2013...     $1.03       $1.00         60,630
                2012...     $1.00       $1.03         72,894
                2011...     $1.01       $1.00         58,638
                2010...     $1.00       $1.01             --
               PIMCO VIT TOTAL RETURN SUB-ACCOUNT(B):
                2018...     $1.09       $1.05             --
                2018...     $1.09       $1.09          4,213
                2017...     $1.06       $1.09          4,213
                2016...     $1.06       $1.06        133,867
                2015...     $1.08       $1.06        133,952
                2014...     $1.06       $1.08        131,027
                2013...     $1.11       $1.06        139,753
                2012...     $1.04       $1.11        101,271
                2011...     $1.03       $1.04         93,660
                2010...     $1.00       $1.03             --





                        UNIT VALUE AT UNIT VALUE NUMBER OF UNITS
                        BEGINNING OF  AT END OF  OUTSTANDING AT
                           PERIOD       PERIOD    END OF PERIOD
                        ------------- ---------- ---------------
               PUTNAM VT EQUITY INCOME SUB-ACCOUNT(A)(T):
                2018...     $2.02       $1.80         3,356
                2018...     $2.02       $2.02            --
                2017...     $1.74       $2.02            --
                2016...     $1.57       $1.74            --
                2015...     $1.66       $1.57            --
                2014...     $1.50       $1.66            --
                2013...     $1.16       $1.50            --
                2012...     $1.00       $1.16            --
                2011...     $1.00       $1.00            --
                2010...     $0.91       $1.00            --
                2009...     $0.72       $0.91            --
               PUTNAM VT GROWTH OPPORTUNITIES SUB-ACCOUNT(P):
                2018...     $2.12       $2.12            --
                2018...     $2.12       $2.12            --
                2017...     $1.66       $2.12            --
                2016...     $1.66       $1.66            --
                2015...     $1.81       $1.66            --
                2014...     $1.69       $1.81            --
                2013...     $1.20       $1.69            --
                2012...     $1.08       $1.20            --
                2011...     $1.34       $1.08            --
                2010...     $1.14       $1.34            --
                2009...     $0.71       $1.14            --
               PUTNAM VT INTERNATIONAL EQUITY SUB-ACCOUNT:
                2018...     $1.60       $1.27            --
                2018...     $1.60       $1.60            --
                2017...     $1.30       $1.60            --
                2016...     $1.36       $1.30            --
                2015...     $1.39       $1.36         1,316
                2014...     $1.53       $1.39         1,255
                2013...     $1.22       $1.53         1,293
                2012...     $1.03       $1.22         1,338
                2011...     $1.26       $1.03         1,181
                2010...     $1.18       $1.26         1,505
                2009...     $0.97       $1.18         7,890
               PUTNAM VT SUSTAINABLE LEADERS SUB-ACCOUNT(AA):
                2018...     $2.39       $2.30            --
                2018...     $2.39       $2.39            --
                2017...     $1.89       $2.39            --
                2016...     $1.80       $1.89            --
                2015...     $1.84       $1.80            --
                2014...     $1.66       $1.84            --
                2013...     $1.25       $1.66         3,777
                2012...     $1.09       $1.25         6,744
                2011...     $1.18       $1.09         6,827
                2010...     $1.01       $1.18            --
                2009...     $0.78       $1.01            --

2.35% Variable Account Charge Continued



                        UNIT VALUE AT UNIT VALUE NUMBER OF UNITS
                        BEGINNING OF  AT END OF  OUTSTANDING AT
                           PERIOD       PERIOD    END OF PERIOD
                        ------------- ---------- ---------------
               SFT CORE BOND SUB-ACCOUNT(AB)(AE):
                2018...     $1.23       $1.19        111,134
                2018...     $1.23       $1.23        171,558
                2017...     $1.20       $1.23        171,558
                2016...     $1.18       $1.20        364,051
                2015...     $1.21       $1.18        363,682
                2014...     $1.16       $1.21        323,154
                2013...     $1.20       $1.16        334,354
                2012...     $1.14       $1.20        259,504
                2011...     $1.08       $1.14        259,129
                2010...     $1.01       $1.08        354,802
                2009...     $0.90       $1.01        275,796
               SFT DYNAMIC MANAGED VOLATILITY
                SUB-ACCOUNT(F)(AC):
                2018...     $1.29       $1.22             --
                2018...     $1.29       $1.29             --
                2017...     $1.12       $1.29             --
                2016...     $1.05       $1.12         48,141
                2015...     $1.12       $1.05         70,996
                2014...     $1.06       $1.12             --
                2013...     $1.00       $1.06             --
               SFT GOVERNMENT MONEY MARKET SUB-ACCOUNT(AC):
                2018...     $0.83       $0.82         26,600
                2018...     $0.83       $0.83         17,355
                2017...     $0.85       $0.83         17,355
                2016...     $0.87       $0.85        152,969
                2015...     $0.89       $0.87         49,678
                2014...     $0.91       $0.89        125,723
                2013...     $0.93       $0.91         42,895
                2012...     $0.95       $0.93         45,459
                2011...     $0.98       $0.95         99,663
                2010...     $1.00       $0.98         80,858
                2009...     $1.02       $1.00         64,908
               SFT INDEX 400 MID-CAP SUB-ACCOUNT(AC):
                2018...     $2.87       $2.48          7,319
                2018...     $2.87       $2.87         72,235
                2017...     $2.54       $2.87         72,235
                2016...     $2.17       $2.54         95,289
                2015...     $2.28       $2.17         69,301
                2014...     $2.14       $2.28         67,412
                2013...     $1.65       $2.14         73,972
                2012...     $1.44       $1.65         87,171
                2011...     $1.51       $1.44         86,394
                2010...     $1.23       $1.51        115,611
                2009...     $0.92       $1.23         92,721
               SFT INDEX 500 SUB-ACCOUNT(AC):
                2018...     $2.30       $2.14             --
                2018...     $2.30       $2.30         49,092
                2017...     $1.94       $2.30         49,092
                2016...     $1.79       $1.94         53,324
                2015...     $1.81       $1.79         37,934
                2014...     $1.64       $1.81             --
                2013...     $1.27       $1.64             --
                2012...     $1.13       $1.27             --
                2011...     $1.14       $1.13             --
                2010...     $1.02       $1.14          7,294
                2009...     $0.83       $1.02          7,384





                        UNIT VALUE AT UNIT VALUE NUMBER OF UNITS
                        BEGINNING OF  AT END OF  OUTSTANDING AT
                           PERIOD       PERIOD    END OF PERIOD
                        ------------- ---------- ---------------
               SFT INTERNATIONAL BOND SUB-ACCOUNT(AC):
                2018...     $1.30       $1.29         22,920
                2018...     $1.30       $1.30         33,553
                2017...     $1.32       $1.30         33,553
                2016...     $1.31       $1.32        121,412
                2015...     $1.40       $1.31        131,802
                2014...     $1.41       $1.40        113,022
                2013...     $1.44       $1.41        116,705
                2012...     $1.27       $1.44         90,142
                2011...     $1.30       $1.27         88,691
                2010...     $1.17       $1.30        106,587
                2009...     $1.02       $1.17        106,546
               SFT IVY/SM/ GROWTH SUB-ACCOUNT(H)(I):
                2018...     $2.55       $2.55         25,013
                2018...     $2.55       $2.55         84,596
                2017...     $2.02       $2.55         84,596
                2016...     $2.05       $2.02        116,925
                2015...     $1.97       $2.05        132,407
                2014...     $1.78       $1.97        179,258
               SFT IVY/SM/ SMALL CAP GROWTH SUB-ACCOUNT(H)(J):
                2018...     $2.48       $2.33             --
                2018...     $2.48       $2.48             --
                2017...     $2.03       $2.48             --
                2016...     $1.71       $2.03          3,299
                2015...     $1.82       $1.71         13,054
                2014...     $1.71       $1.82         15,685
               SFT MANAGED VOLATILITY EQUITY SUB-ACCOUNT(O)(AC):
                2018...     $1.15       $1.07             --
                2018...     $1.15       $1.15         14,105
                2017...     $1.02       $1.15         14,105
                2016...     $1.00       $1.02         42,583
                2015...     $1.00       $1.00             --
               SFT REAL ESTATE SECURITIES SUB-ACCOUNT(AC):
                2018...     $2.46       $2.27         12,380
                2018...     $2.46       $2.46         23,311
                2017...     $2.39       $2.46         23,311
                2016...     $2.34       $2.39         55,730
                2015...     $2.29       $2.34         44,597
                2014...     $1.79       $2.29         75,560
                2013...     $1.82       $1.79         79,841
                2012...     $1.58       $1.82         71,329
                2011...     $1.53       $1.58         65,921
                2010...     $1.22       $1.53         76,410
                2009...     $1.00       $1.22         30,660
               SFT T. ROWE PRICE VALUE SUB-ACCOUNT(H)(L):
                2018...     $2.51       $2.21         37,764
                2018...     $2.51       $2.51        130,926
                2017...     $2.17       $2.51        130,926
                2016...     $2.00       $2.17        153,905
                2015...     $2.09       $2.00        139,429
                2014...     $1.96       $2.09        175,346

2.35% Variable Account Charge Continued



                        UNIT VALUE AT UNIT VALUE NUMBER OF UNITS
                        BEGINNING OF  AT END OF  OUTSTANDING AT
                           PERIOD       PERIOD    END OF PERIOD
                        ------------- ---------- ---------------
               SFT WELLINGTON CORE EQUITY SUB-ACCOUNT(H)(K)(Z):
                2018...     $2.60       $2.48            --
                2018...     $2.60       $2.60            --
                2017...     $2.19       $2.60            --
                2016...     $2.14       $2.19        26,276
                2015...     $2.17       $2.14        20,104
                2014...     $1.98       $2.17        20,418
               TEMPLETON DEVELOPING MARKETS VIP SUB-ACCOUNT:
                2018...     $2.28       $1.87            --
                2018...     $2.28       $2.28            --
                2017...     $1.66       $2.28            --
                2016...     $1.45       $1.66        11,749
                2015...     $1.84       $1.45        11,116
                2014...     $2.06       $1.84        13,114
                2013...     $2.13       $2.06        13,538
                2012...     $1.93       $2.13        18,419
                2011...     $2.34       $1.93        16,445
                2010...     $2.04       $2.34         7,557
                2009...     $1.21       $2.04         7,915
               TOPS(R) MANAGED RISK BALANCED ETF SUB-ACCOUNT(E):
                2018...     $1.12       $1.03            --
                2018...     $1.12       $1.12            --
                2017...     $1.04       $1.12            --
                2016...     $1.00       $1.04            --
                2015...     $1.07       $1.00            --
                2014...     $1.07       $1.07            --
                2013...     $1.01       $1.07            --
                2012...     $1.00       $1.01            --
               TOPS(R) MANAGED RISK FLEX ETF SUB-ACCOUNT(G):
                2018...     $1.06       $0.97            --
                2018...     $1.06       $1.06            --
                2017...     $0.98       $1.06            --
                2016...     $0.95       $0.98            --
                2015...     $1.03       $0.95            --
                2014...     $1.03       $1.03            --
                2013...     $1.00       $1.03            --
               TOPS(R) MANAGED RISK GROWTH ETF SUB-ACCOUNT(E):
                2018...     $1.19       $1.06            --
                2018...     $1.19       $1.19            --
                2017...     $1.03       $1.19            --
                2016...     $1.00       $1.03            --
                2015...     $1.13       $1.00            --
                2014...     $1.14       $1.13            --
                2013...     $1.01       $1.14            --
                2012...     $1.00       $1.01            --
               TOPS(R) MANAGED RISK MODERATE GROWTH ETF
                SUB-ACCOUNT(E):
                2018...     $1.18       $1.07            --
                2018...     $1.18       $1.18            --
                2017...     $1.06       $1.18            --
                2016...     $1.02       $1.06            --
                2015...     $1.12       $1.02            --
                2014...     $1.11       $1.12            --
                2013...     $1.01       $1.11            --
                2012...     $1.00       $1.01            --




2.45% Variable Account Charge



                        UNIT VALUE AT UNIT VALUE NUMBER OF UNITS
                        BEGINNING OF  AT END OF  OUTSTANDING AT
                           PERIOD       PERIOD    END OF PERIOD
                        ------------- ---------- ---------------
               AB VPS DYNAMIC ASSET ALLOCATION SUB-ACCOUNT(F):
                2018...     $1.15       $1.04             --
                2018...     $1.15       $1.15             --
                2017...     $1.03       $1.15             --
                2016...     $1.02       $1.03             --
                2015...     $1.06       $1.02             --
                2014...     $1.04       $1.06             --
                2013...     $1.00       $1.04             --
               AB VPS INTERNATIONAL VALUE SUB-ACCOUNT:
                2018...     $0.63       $0.47             --
                2018...     $0.63       $0.63             --
                2017...     $0.52       $0.63             --
                2016...     $0.53       $0.52             --
                2015...     $0.54       $0.53             --
                2014...     $0.59       $0.54             --
                2013...     $0.49       $0.59             --
                2012...     $0.44       $0.49             --
                2011...     $0.56       $0.44             --
                2010...     $0.55       $0.56             --
                2009...     $0.42       $0.55             --
               AMERICAN CENTURY VP INCOME & GROWTH SUB-ACCOUNT:
                2018...     $2.08       $1.89             --
                2018...     $2.08       $2.08             --
                2017...     $1.78       $2.08             --
                2016...     $1.61       $1.78             --
                2015...     $1.75       $1.61             --
                2014...     $1.60       $1.75             --
                2013...     $1.21       $1.60             --
                2012...     $1.08       $1.21             --
                2011...     $1.08       $1.08             --
                2010...     $0.97       $1.08             --
                2009...     $0.84       $0.97             --
               AMERICAN CENTURY VP INFLATION PROTECTION
                SUB-ACCOUNT:
                2018...     $1.12       $1.06        176,230
                2018...     $1.12       $1.12        191,791
                2017...     $1.10       $1.12        191,791
                2016...     $1.08       $1.10        172,343
                2015...     $1.14       $1.08        157,011
                2014...     $1.13       $1.14        174,924
                2013...     $1.26       $1.13        191,701
                2012...     $1.21       $1.26        147,136
                2011...     $1.11       $1.21         54,822
                2010...     $1.08       $1.11         43,909
                2009...     $1.00       $1.08         22,161
               AMERICAN FUNDS IS GLOBAL BOND SUB-ACCOUNT(C):
                2018...     $0.94       $0.90            658
                2018...     $0.94       $0.94            692
                2017...     $0.90       $0.94            692
                2016...     $0.90       $0.90          2,300
                2015...     $0.96       $0.90          2,172
                2014...     $0.97       $0.96          1,512
                2013...     $1.02       $0.97          1,532
                2012...     $0.99       $1.02          1,553
                2011...     $1.00       $0.99             --

2.45% Variable Account Charge Continued



                        UNIT VALUE AT UNIT VALUE NUMBER OF UNITS
                        BEGINNING OF  AT END OF  OUTSTANDING AT
                           PERIOD       PERIOD    END OF PERIOD
                        ------------- ---------- ---------------
               AMERICAN FUNDS IS GLOBAL GROWTH SUB-ACCOUNT(C):
                2018...     $1.63       $1.44            --
                2018...     $1.63       $1.63            --
                2017...     $1.27       $1.63            --
                2016...     $1.29       $1.27            --
                2015...     $1.24       $1.29            --
                2014...     $1.24       $1.24            --
                2013...     $0.98       $1.24            --
                2012...     $0.82       $0.98            --
                2011...     $1.00       $0.82            --
               AMERICAN FUNDS IS GLOBAL SMALL CAPITALIZATION
                SUB-ACCOUNT(C):
                2018...     $1.31       $1.14         6,315
                2018...     $1.31       $1.31         6,738
                2017...     $1.06       $1.31         6,738
                2016...     $1.07       $1.06         7,159
                2015...     $1.09       $1.07         7,158
                2014...     $1.09       $1.09         6,747
                2013...     $0.87       $1.09         7,241
                2012...     $0.76       $0.87        13,893
                2011...     $1.00       $0.76            --
               AMERICAN FUNDS IS GROWTH SUB-ACCOUNT(C):
                2018...     $1.86       $1.81         8,626
                2018...     $1.86       $1.86        16,468
                2017...     $1.48       $1.86        16,468
                2016...     $1.39       $1.48        17,595
                2015...     $1.33       $1.39        17,323
                2014...     $1.26       $1.33        17,969
                2013...     $0.99       $1.26        11,045
                2012...     $0.86       $0.99        22,175
                2011...     $1.00       $0.86            --
               AMERICAN FUNDS IS GROWTH-INCOME SUB-ACCOUNT(C):
                2018...     $1.87       $1.79           321
                2018...     $1.87       $1.87           338
                2017...     $1.56       $1.87           338
                2016...     $1.44       $1.56           351
                2015...     $1.45       $1.44           332
                2014...     $1.34       $1.45        16,571
                2013...     $1.03       $1.34        16,779
                2012...     $0.90       $1.03         5,006
                2011...     $1.00       $0.90            --
               AMERICAN FUNDS IS INTERNATIONAL SUB-ACCOUNT(C):
                2018...     $1.22       $1.03            --
                2018...     $1.22       $1.22            --
                2017...     $0.95       $1.22            --
                2016...     $0.94       $0.95            --
                2015...     $1.00       $0.94            --
                2014...     $1.06       $1.00            --
                2013...     $0.89       $1.06            --
                2012...     $0.77       $0.89            --
                2011...     $1.00       $0.77            --





                        UNIT VALUE AT UNIT VALUE NUMBER OF UNITS
                        BEGINNING OF  AT END OF  OUTSTANDING AT
                           PERIOD       PERIOD    END OF PERIOD
                        ------------- ---------- ---------------
               AMERICAN FUNDS IS NEW WORLD(R) SUB-ACCOUNT(C):
                2018...     $1.11       $0.93         6,965
                2018...     $1.11       $1.11         7,073
                2017...     $0.88       $1.11         7,073
                2016...     $0.86       $0.88         7,798
                2015...     $0.91       $0.86         7,767
                2014...     $1.01       $0.91         7,474
                2013...     $0.93       $1.01         7,823
                2012...     $0.81       $0.93           356
                2011...     $1.00       $0.81            --
               AMERICAN FUNDS IS U.S. GOVERNMENT/AAA-RATED
                SECURITIES SUB-ACCOUNT(C):
                2018...     $0.98       $0.96            --
                2018...     $0.98       $0.98            --
                2017...     $0.99       $0.98            --
                2016...     $1.00       $0.99         3,058
                2015...     $1.01       $1.00         2,888
                2014...     $0.98       $1.01         2,926
                2013...     $1.04       $0.98         2,966
                2012...     $1.05       $1.04         3,007
                2011...     $1.00       $1.05            --
               CLEARBRIDGE VARIABLE SMALL CAP GROWTH
                SUB-ACCOUNT(N):
                2018...     $1.18       $1.19            --
                2018...     $1.18       $1.18            --
                2017...     $0.97       $1.18            --
                2016...     $0.95       $0.97            --
                2015...     $1.00       $0.95            --
               FIDELITY(R) VIP FUNDS EQUITY-INCOME SUB-ACCOUNT:
                2018...     $1.94       $1.73            --
                2018...     $1.94       $1.94         3,384
                2017...     $1.77       $1.94         3,384
                2016...     $1.54       $1.77        19,107
                2015...     $1.65       $1.54        14,631
                2014...     $1.56       $1.65        15,005
                2013...     $1.25       $1.56        12,204
                2012...     $1.09       $1.25        12,550
                2011...     $1.11       $1.09        12,970
                2010...     $0.99       $1.11         7,652
                2009...     $0.78       $0.99         7,744
               FIDELITY(R) VIP FUNDS MID CAP SUB-ACCOUNT:
                2018...     $3.14       $2.61           749
                2018...     $3.14       $3.14           724
                2017...     $2.67       $3.14           724
                2016...     $2.45       $2.67           718
                2015...     $2.55       $2.45         6,730
                2014...     $2.46       $2.55         7,159
                2013...     $1.86       $2.46         6,759
                2012...     $1.66       $1.86         6,524
                2011...     $1.91       $1.66            --
                2010...     $1.52       $1.91            --
                2009...     $1.12       $1.52            --

2.45% Variable Account Charge Continued



                        UNIT VALUE AT UNIT VALUE NUMBER OF UNITS
                        BEGINNING OF  AT END OF  OUTSTANDING AT
                           PERIOD       PERIOD    END OF PERIOD
                        ------------- ---------- ---------------
               FRANKLIN MUTUAL SHARES VIP SUB-ACCOUNT:
                2018...     $1.91       $1.69          1,244
                2018...     $1.91       $1.91          1,317
                2017...     $1.80       $1.91          1,317
                2016...     $1.59       $1.80          1,367
                2015...     $1.72       $1.59          1,118
                2014...     $1.64       $1.72          1,120
                2013...     $1.31       $1.64          1,191
                2012...     $1.18       $1.31          1,307
                2011...     $1.22       $1.18          1,402
                2010...     $1.12       $1.22             --
                2009...     $0.91       $1.12             --
               FRANKLIN SMALL CAP VALUE VIP SUB-ACCOUNT:
                2018...     $1.64       $1.40         45,707
                2018...     $1.64       $1.64         51,068
                2017...     $1.52       $1.64         51,068
                2016...     $1.20       $1.52         52,294
                2015...     $1.32       $1.20         52,537
                2014...     $1.35       $1.32         56,691
                2013...     $1.02       $1.35         64,086
                2012...     $0.88       $1.02         65,745
                2011...     $0.94       $0.88         30,504
                2010...     $0.75       $0.94         26,937
                2009...     $0.59       $0.75          7,030
               FRANKLIN SMALL-MID CAP GROWTH VIP SUB-ACCOUNT:
                2018...     $2.15       $1.98         44,691
                2018...     $2.15       $2.15         46,585
                2017...     $1.81       $2.15         46,585
                2016...     $1.78       $1.81         47,996
                2015...     $1.88       $1.78         57,410
                2014...     $1.79       $1.88         52,598
                2013...     $1.33       $1.79         53,494
                2012...     $1.23       $1.33         56,542
                2011...     $1.32       $1.23         51,194
                2010...     $1.06       $1.32         49,006
                2009...     $0.76       $1.06         25,496
               GOLDMAN SACHS VIT GLOBAL TRENDS ALLOCATION
                SUB-ACCOUNT(F):
                2018...     $1.08       $1.01             --
                2018...     $1.08       $1.08             --
                2017...     $0.98       $1.08             --
                2016...     $0.96       $0.98             --
                2015...     $1.05       $0.96             --
                2014...     $1.03       $1.05             --
                2013...     $1.00       $1.03             --
               GOLDMAN SACHS VIT HIGH QUALITY FLOATING RATE
                SUB-ACCOUNT(B):
                2018...     $0.95       $0.95        112,023
                2018...     $0.95       $0.95        112,203
                2017...     $0.96       $0.95        112,203
                2016...     $0.98       $0.96        102,875
                2015...     $1.01       $0.98         93,124
                2014...     $1.03       $1.01        114,083
                2013...     $1.05       $1.03        120,809
                2012...     $1.05       $1.05         93,205
                2011...     $1.01       $1.05         21,324
                2010...     $1.00       $1.01          9,770





                        UNIT VALUE AT UNIT VALUE NUMBER OF UNITS
                        BEGINNING OF  AT END OF  OUTSTANDING AT
                           PERIOD       PERIOD    END OF PERIOD
                        ------------- ---------- ---------------
               INVESCO V.I. AMERICAN VALUE SUB-ACCOUNT:
                2018...     $1.46       $1.24        25,525
                2018...     $1.46       $1.46        31,273
                2017...     $1.37       $1.46        31,273
                2016...     $1.21       $1.37        32,550
                2015...     $1.37       $1.21        29,702
                2014...     $1.29       $1.37        30,400
                2013...     $0.98       $1.29        15,534
                2012...     $0.86       $0.98        21,140
                2011...     $0.87       $0.86            --
                2010...     $0.73       $0.87            --
                2009...     $0.54       $0.73            --
               INVESCO V.I. COMSTOCK SUB-ACCOUNT:
                2018...     $2.24       $1.91        67,131
                2018...     $2.24       $2.24        74,053
                2017...     $1.95       $2.24        74,053
                2016...     $1.71       $1.95        79,036
                2015...     $1.87       $1.71        60,826
                2014...     $1.75       $1.87        64,001
                2013...     $1.33       $1.75        67,657
                2012...     $1.14       $1.33        64,357
                2011...     $1.20       $1.14        16,634
                2010...     $1.06       $1.20        11,121
                2009...     $0.85       $1.06            --
               INVESCO V.I. EQUITY AND INCOME SUB-ACCOUNT(D):
                2018...     $1.54       $1.35        73,036
                2018...     $1.54       $1.54        73,036
                2017...     $1.42       $1.54        73,036
                2016...     $1.27       $1.42            --
                2015...     $1.33       $1.27            --
                2014...     $1.26       $1.33            --
                2013...     $1.03       $1.26            --
                2012...     $0.94       $1.03            --
                2011...     $0.98       $0.94            --
                2010...     $0.93       $0.98            --
                2009...     $0.72       $0.93            --
               INVESCO V.I. GROWTH AND INCOME SUB-ACCOUNT:
                2018...     $2.33       $1.97            --
                2018...     $2.33       $2.33            --
                2017...     $2.10       $2.33            --
                2016...     $1.80       $2.10            --
                2015...     $1.91       $1.80            --
                2014...     $1.78       $1.91         9,169
                2013...     $1.36       $1.78         3,204
                2012...     $1.22       $1.36            --
                2011...     $1.28       $1.22            --
                2010...     $1.17       $1.28            --
                2009...     $0.97       $1.17            --

2.45% Variable Account Charge Continued



                        UNIT VALUE AT UNIT VALUE NUMBER OF UNITS
                        BEGINNING OF  AT END OF  OUTSTANDING AT
                           PERIOD       PERIOD    END OF PERIOD
                        ------------- ---------- ---------------
               INVESCO V.I. SMALL CAP EQUITY SUB-ACCOUNT:
                2018...     $1.45       $1.19        54,712
                2018...     $1.45       $1.45        55,927
                2017...     $1.30       $1.45        55,927
                2016...     $1.19       $1.30        57,850
                2015...     $1.30       $1.19        67,319
                2014...     $1.30       $1.30        74,088
                2013...     $0.97       $1.30        85,250
                2012...     $0.88       $0.97        88,045
                2011...     $0.91       $0.88        33,713
                2010...     $0.73       $0.91        30,477
                2009...     $0.62       $0.73         7,647
               IVY VIP ASSET STRATEGY SUB-ACCOUNT:
                2018...     $2.55       $2.35        54,781
                2018...     $2.55       $2.55        57,649
                2017...     $2.21       $2.55        57,649
                2016...     $2.32       $2.21        60,843
                2015...     $2.59       $2.32        52,671
                2014...     $2.81       $2.59        53,661
                2013...     $2.30       $2.81        51,866
                2012...     $1.98       $2.30        34,424
                2011...     $2.18       $1.98        34,855
                2010...     $2.06       $2.18        52,010
                2009...     $1.69       $2.06            --
               IVY VIP BALANCED SUB-ACCOUNT:
                2018...     $1.96       $1.85        63,081
                2018...     $1.96       $1.96        63,242
                2017...     $1.81       $1.96        63,242
                2016...     $1.81       $1.81            --
                2015...     $1.86       $1.81            --
                2014...     $1.78       $1.86        10,616
                2013...     $1.47       $1.78        10,750
                2012...     $1.35       $1.47         3,141
                2011...     $1.34       $1.35            --
                2010...     $1.17       $1.34            --
                2009...     $1.06       $1.17            --
               IVY VIP CORE EQUITY SUB-ACCOUNT:
                2018...     $2.62       $2.44           354
                2018...     $2.62       $2.62         4,550
                2017...     $2.22       $2.62         4,550
                2016...     $2.19       $2.22         4,975
                2015...     $2.26       $2.19         4,184
                2014...     $2.11       $2.26         4,243
                2013...     $1.62       $2.11            --
                2012...     $1.40       $1.62            --
                2011...     $1.41       $1.40            --
                2010...     $1.20       $1.41            --
                2009...     $0.99       $1.20            --





                        UNIT VALUE AT UNIT VALUE NUMBER OF UNITS
                        BEGINNING OF  AT END OF  OUTSTANDING AT
                           PERIOD       PERIOD    END OF PERIOD
                        ------------- ---------- ---------------
               IVY VIP GLOBAL GROWTH SUB-ACCOUNT:
                2018...     $2.06       $1.88         77,734
                2018...     $2.06       $2.06         85,078
                2017...     $1.69       $2.06         85,078
                2016...     $1.79       $1.69         89,331
                2015...     $1.77       $1.79         86,666
                2014...     $1.80       $1.77         96,192
                2013...     $1.55       $1.80         98,707
                2012...     $1.34       $1.55         96,949
                2011...     $1.49       $1.34         50,657
                2010...     $1.33       $1.49         41,037
                2009...     $1.07       $1.33         18,412
               IVY VIP HIGH INCOME SUB-ACCOUNT(F)(M):
                2018...     $1.10       $1.05         76,050
                2018...     $1.10       $1.10         90,426
                2017...     $1.05       $1.10         90,426
                2016...     $0.93       $1.05         94,650
                2015...     $1.02       $0.93         94,418
                2014...     $1.02       $1.02        102,495
                2013...     $1.00       $1.02             --
               IVY VIP INTERNATIONAL CORE EQUITY SUB-ACCOUNT:
                2018...     $2.06       $1.65        109,178
                2018...     $2.06       $2.06        104,528
                2017...     $1.72       $2.06        104,528
                2016...     $1.74       $1.72        127,635
                2015...     $1.80       $1.74         82,617
                2014...     $1.82       $1.80         88,038
                2013...     $1.49       $1.82        103,524
                2012...     $1.35       $1.49        106,427
                2011...     $1.61       $1.35         57,674
                2010...     $1.44       $1.61         44,239
                2009...     $1.08       $1.44         17,496
               IVY VIP MID CAP GROWTH SUB-ACCOUNT:
                2018...     $2.69       $2.62          5,821
                2018...     $2.69       $2.69         10,725
                2017...     $2.17       $2.69         10,725
                2016...     $2.09       $2.17         11,497
                2015...     $2.28       $2.09         18,587
                2014...     $2.16       $2.28         19,463
                2013...     $1.71       $2.16         14,239
                2012...     $1.54       $1.71         12,895
                2011...     $1.59       $1.54             --
                2010...     $1.24       $1.59             --
                2009...     $0.86       $1.24             --
               IVY VIP NATURAL RESOURCES SUB-ACCOUNT(Q):
                2018...     $0.97       $0.72          1,462
                2018...     $0.97       $0.97          1,633
                2017...     $0.96       $0.97          1,633
                2016...     $0.80       $0.96          1,634
                2015...     $1.05       $0.80          1,432
                2014...     $1.24       $1.05         15,003
                2013...     $1.18       $1.24            642
                2012...     $1.19       $1.18          3,188
                2011...     $1.55       $1.19          2,575
                2010...     $1.35       $1.55             --
                2009...     $0.80       $1.35             --

2.45% Variable Account Charge Continued



                        UNIT VALUE AT UNIT VALUE NUMBER OF UNITS
                        BEGINNING OF  AT END OF  OUTSTANDING AT
                           PERIOD       PERIOD    END OF PERIOD
                        ------------- ---------- ---------------
               IVY VIP PATHFINDER MODERATE -- MANAGED
                VOLATILITY SUB-ACCOUNT(G):
                2018...     $1.13       $1.06            --
                2018...     $1.13       $1.13            --
                2017...     $1.02       $1.13            --
                2016...     $1.03       $1.02            --
                2015...     $1.06       $1.03            --
                2014...     $1.04       $1.06            --
                2013...     $1.00       $1.04            --
               IVY VIP PATHFINDER MODERATELY AGGRESSIVE --
                MANAGED VOLATILITY SUB-ACCOUNT(G):
                2018...     $1.16       $1.08            --
                2018...     $1.16       $1.16            --
                2017...     $1.03       $1.16            --
                2016...     $1.03       $1.03            --
                2015...     $1.06       $1.03            --
                2014...     $1.05       $1.06            --
                2013...     $1.00       $1.05            --
               IVY VIP PATHFINDER MODERATELY CONSERVATIVE --
                MANAGED VOLATILITY SUB-ACCOUNT(G):
                2018...     $1.09       $1.03            --
                2018...     $1.09       $1.09            --
                2017...     $1.00       $1.09            --
                2016...     $1.01       $1.00            --
                2015...     $1.04       $1.01            --
                2014...     $1.04       $1.04            --
                2013...     $1.00       $1.04            --
               IVY VIP SCIENCE AND TECHNOLOGY SUB-ACCOUNT:
                2018...     $3.75       $3.47         3,950
                2018...     $3.75       $3.75         4,031
                2017...     $2.91       $3.75         4,031
                2016...     $2.93       $2.91         4,105
                2015...     $3.10       $2.93         3,409
                2014...     $3.08       $3.10         3,451
                2013...     $2.02       $3.08         3,495
                2012...     $1.62       $2.02         3,122
                2011...     $1.76       $1.62         2,851
                2010...     $1.60       $1.76         2,017
                2009...     $1.14       $1.60            --
               IVY VIP SMALL CAP CORE SUB-ACCOUNT(R):
                2018...     $2.61       $2.28         7,894
                2018...     $2.61       $2.61         7,894
                2017...     $2.35       $2.61         7,894
                2016...     $1.87       $2.35        12,956
                2015...     $2.03       $1.87         8,705
                2014...     $1.94       $2.03         8,796
                2013...     $1.49       $1.94         9,059
                2012...     $1.29       $1.49         9,283
                2011...     $1.51       $1.29         9,179
                2010...     $1.23       $1.51         5,334
                2009...     $0.97       $1.23         1,347





                        UNIT VALUE AT UNIT VALUE NUMBER OF UNITS
                        BEGINNING OF  AT END OF  OUTSTANDING AT
                           PERIOD       PERIOD    END OF PERIOD
                        ------------- ---------- ---------------
               IVY VIP SMALL CAP GROWTH SUB-ACCOUNT(AD):
                2018...     $2.22       $2.27            --
                2018...     $2.22       $2.22            --
                2017...     $2.09       $2.22            --
                2016...     $1.89       $2.09            --
                2015...     $2.13       $1.89         7,283
                2014...     $2.22       $2.13         7,758
                2013...     $1.45       $2.22         7,856
                2012...     $1.33       $1.45         7,955
                2011...     $1.46       $1.33         8,055
                2010...     $1.06       $1.46         8,156
                2009...     $0.77       $1.06         8,258
               IVY VIP VALUE SUB-ACCOUNT:
                2018...     $2.15       $1.95         1,567
                2018...     $2.15       $2.15         6,869
                2017...     $1.96       $2.15         6,869
                2016...     $1.81       $1.96         7,168
                2015...     $1.93       $1.81         6,281
                2014...     $1.78       $1.93         6,021
                2013...     $1.35       $1.78         1,084
                2012...     $1.16       $1.35         1,099
                2011...     $1.29       $1.16            --
                2010...     $1.11       $1.29            --
                2009...     $0.90       $1.11            --
               JANUS HENDERSON BALANCED SUB-ACCOUNT(U):
                2018...     $2.19       $2.15         4,168
                2018...     $2.19       $2.19         4,168
                2017...     $1.90       $2.19         4,168
                2016...     $1.87       $1.90         4,168
                2015...     $1.91       $1.87         3,354
                2014...     $1.81       $1.91         3,396
                2013...     $1.55       $1.81         3,439
                2012...     $1.40       $1.55         3,482
                2011...     $1.41       $1.40         3,526
                2010...     $1.34       $1.41            --
                2009...     $1.09       $1.34            --
               JANUS HENDERSON FLEXIBLE BOND SUB-ACCOUNT(N)(V):
                2018...     $0.98       $0.94           619
                2018...     $0.98       $0.98           650
                2017...     $0.97       $0.98           650
                2016...     $0.97       $0.97           677
                2015...     $1.00       $0.97           672
               JANUS HENDERSON FORTY SUB-ACCOUNT(W):
                2018...     $3.08       $3.05        19,566
                2018...     $3.08       $3.08        20,198
                2017...     $2.42       $3.08        20,198
                2016...     $2.44       $2.42        20,010
                2015...     $2.23       $2.44        16,150
                2014...     $2.11       $2.23         9,105
                2013...     $1.65       $2.11         9,219
                2012...     $1.37       $1.65         9,335
                2011...     $1.50       $1.37         9,453
                2010...     $1.45       $1.50         6,561
                2009...     $1.02       $1.45            --

2.45% Variable Account Charge Continued



                        UNIT VALUE AT UNIT VALUE NUMBER OF UNITS
                        BEGINNING OF  AT END OF  OUTSTANDING AT
                           PERIOD       PERIOD    END OF PERIOD
                        ------------- ---------- ---------------
               JANUS HENDERSON MID CAP VALUE SUB-ACCOUNT(X):
                2018...     $1.56       $1.31         53,631
                2018...     $1.56       $1.56         54,231
                2017...     $1.40       $1.56         54,231
                2016...     $1.21       $1.40         55,804
                2015...     $1.29       $1.21         53,236
                2014...     $1.22       $1.29         57,484
                2013...     $0.99       $1.22         68,082
                2012...     $0.92       $0.99         68,270
                2011...     $0.97       $0.92         29,397
                2010...     $0.86       $0.97         25,908
                2009...     $0.66       $0.86          6,142
               JANUS HENDERSON OVERSEAS SUB-ACCOUNT(Y):
                2018...     $2.00       $1.66         28,065
                2018...     $2.00       $2.00         29,601
                2017...     $1.57       $2.00         29,601
                2016...     $1.72       $1.57         42,389
                2015...     $1.94       $1.72         28,071
                2014...     $2.26       $1.94         26,912
                2013...     $2.03       $2.26         29,954
                2012...     $1.83       $2.03         30,929
                2011...     $2.78       $1.83         30,481
                2010...     $2.28       $2.78         22,974
                2009...     $1.30       $2.28          7,705
               MFS(R) MID CAP GROWTH SERIES SUB-ACCOUNT:
                2018...     $1.94       $1.91          3,917
                2018...     $1.94       $1.94          4,096
                2017...     $1.57       $1.94          4,096
                2016...     $1.54       $1.57          4,287
                2015...     $1.51       $1.54         14,157
                2014...     $1.42       $1.51         15,060
                2013...     $1.06       $1.42         14,622
                2012...     $0.94       $1.06         19,016
                2011...     $1.02       $0.94             --
                2010...     $0.81       $1.02             --
                2009...     $0.59       $0.81             --
               MFS(R) VIT II INTERNATIONAL VALUE SUB-ACCOUNT(N):
                2018...     $1.20       $1.06            798
                2018...     $1.20       $1.20            839
                2017...     $0.97       $1.20            839
                2016...     $0.96       $0.97            873
                2015...     $1.00       $0.96            867
               MORGAN STANLEY VIF EMERGING MARKETS EQUITY
                SUB-ACCOUNT(S):
                2018...     $0.79       $0.63        138,005
                2018...     $0.79       $0.79        145,676
                2017...     $0.60       $0.79        145,676
                2016...     $0.57       $0.60        158,337
                2015...     $0.66       $0.57        148,643
                2014...     $0.71       $0.66        151,126
                2013...     $0.73       $0.71        147,922
                2012...     $0.63       $0.73        140,656
                2011...     $0.79       $0.63        104,774
                2010...     $0.68       $0.79         99,666
                2009...     $0.41       $0.68          8,031





                        UNIT VALUE AT UNIT VALUE NUMBER OF UNITS
                        BEGINNING OF  AT END OF  OUTSTANDING AT
                           PERIOD       PERIOD    END OF PERIOD
                        ------------- ---------- ---------------
               MORNINGSTAR AGGRESSIVE GROWTH ETF ASSET
                ALLOCATION SUB-ACCOUNT:
                2018...     $1.18       $1.04        114,867
                2018...     $1.18       $1.18        114,867
                2017...     $1.01       $1.18        114,867
                2016...     $0.93       $1.01        114,867
                2015...     $0.87       $0.93        103,645
                2014...     $0.96       $0.98        104,949
                2013...     $0.84       $0.96        106,270
                2012...     $0.75       $0.84        101,150
                2011...     $0.81       $0.75        102,425
                2010...     $0.71       $0.81             --
                2009...     $0.58       $0.71             --
               MORNINGSTAR BALANCED ETF ASSET ALLOCATION
                SUB-ACCOUNT:
                2018...     $1.19       $1.09             --
                2018...     $1.19       $1.19             --
                2017...     $1.07       $1.19             --
                2016...     $1.01       $1.07        104,450
                2015...     $1.06       $1.01        146,172
                2014...     $1.04       $1.06        148,012
                2013...     $0.95       $1.04        149,876
                2012...     $0.88       $0.95         97,852
                2011...     $0.91       $0.88         30,640
                2010...     $0.83       $0.91             --
                2009...     $0.72       $0.83             --
               MORNINGSTAR CONSERVATIVE ETF ASSET ALLOCATION
                SUB-ACCOUNT:
                2018...     $1.07       $1.02             --
                2018...     $1.07       $1.07             --
                2017...     $1.03       $1.07             --
                2016...     $1.01       $1.03             --
                2015...     $1.05       $1.01         23,863
                2014...     $1.05       $1.05         24,163
                2013...     $1.05       $1.05         24,467
                2012...     $1.02       $1.05             --
                2011...     $1.01       $1.02             --
                2010...     $0.97       $1.01             --
                2009...     $0.92       $0.97             --
               MORNINGSTAR GROWTH ETF ASSET ALLOCATION
                SUB-ACCOUNT:
                2018...     $1.20       $1.07             --
                2018...     $1.20       $1.20             --
                2017...     $1.05       $1.20             --
                2016...     $0.98       $1.05        295,006
                2015...     $1.03       $0.98        277,856
                2014...     $1.01       $1.03        312,843
                2013...     $0.88       $1.01        329,810
                2012...     $0.80       $0.88        370,216
                2011...     $0.85       $0.80        468,941
                2010...     $0.76       $0.85        505,234
                2009...     $0.63       $0.76        539,481

2.45% Variable Account Charge Continued



                        UNIT VALUE AT UNIT VALUE NUMBER OF UNITS
                        BEGINNING OF  AT END OF  OUTSTANDING AT
                           PERIOD       PERIOD    END OF PERIOD
                        ------------- ---------- ---------------
               MORNINGSTAR INCOME AND GROWTH ETF ASSET
                ALLOCATION SUB-ACCOUNT:
                2018...     $1.12       $1.05         25,214
                2018...     $1.12       $1.12         43,952
                2017...     $1.05       $1.12         43,952
                2016...     $1.01       $1.05        143,872
                2015...     $1.05       $1.01        154,821
                2014...     $1.04       $1.05        156,800
                2013...     $1.00       $1.04        158,803
                2012...     $0.95       $1.00        134,944
                2011...     $0.96       $0.95         72,035
                2010...     $0.90       $0.96         44,254
                2009...     $0.82       $0.90         20,060
               NEUBERGER BERMAN AMT SOCIALLY RESPONSIVE
                SUB-ACCOUNT:
                2018...     $1.54       $1.41            558
                2018...     $1.54       $1.54            634
                2017...     $1.33       $1.54            634
                2016...     $1.25       $1.33            637
                2015...     $1.28       $1.25            575
                2014...     $1.19       $1.28            336
                2013...     $0.89       $1.19            340
                2012...     $0.82       $0.89            345
                2011...     $0.87       $0.82             --
                2010...     $0.73       $0.87             --
                2009...     $0.57       $0.73             --
               OPPENHEIMER INTERNATIONAL GROWTH/VA SUB-ACCOUNT:
                2018...     $2.25       $1.77          6,843
                2018...     $2.25       $2.25         14,715
                2017...     $1.83       $2.25         14,715
                2016...     $1.92       $1.83         16,334
                2015...     $1.91       $1.92         10,364
                2014...     $2.11       $1.91         11,225
                2013...     $1.72       $2.11          5,359
                2012...     $1.45       $1.72            298
                2011...     $1.61       $1.45            307
                2010...     $1.44       $1.61             --
                2009...     $1.06       $1.44             --
               OPPENHEIMER MAIN STREET SMALL CAP(R)/VA
                SUB-ACCOUNT:
                2018...     $1.68       $1.46          1,228
                2018...     $1.68       $1.68          1,481
                2017...     $1.51       $1.68          1,481
                2016...     $1.31       $1.51          1,712
                2015...     $1.43       $1.31          1,546
                2014...     $1.32       $1.43          1,567
                2013...     $0.96       $1.32          1,589
                2012...     $0.84       $0.96          1,610
                2011...     $0.88       $0.84             --
                2010...     $0.73       $0.88             --
                2009...     $0.55       $0.73             --





                        UNIT VALUE AT UNIT VALUE NUMBER OF UNITS
                        BEGINNING OF  AT END OF  OUTSTANDING AT
                           PERIOD       PERIOD    END OF PERIOD
                        ------------- ---------- ---------------
               PIMCO VIT GLOBAL DIVERSIFIED ALLOCATION
                SUB-ACCOUNT(F):
                2018...     $1.18       $1.05             --
                2018...     $1.18       $1.18             --
                2017...     $1.03       $1.18             --
                2016...     $0.98       $1.03             --
                2015...     $1.07       $0.98             --
                2014...     $1.04       $1.07             --
                2013...     $1.00       $1.04             --
               PIMCO VIT LOW DURATION SUB-ACCOUNT(B):
                2018...     $0.94       $0.92        155,603
                2018...     $0.94       $0.94        181,126
                2017...     $0.95       $0.94        181,126
                2016...     $0.96       $0.95        171,625
                2015...     $0.98       $0.96        157,187
                2014...     $1.00       $0.98        164,075
                2013...     $1.03       $1.00        145,832
                2012...     $0.99       $1.03        185,231
                2011...     $1.01       $0.99        126,971
                2010...     $1.00       $1.01        109,646
               PIMCO VIT TOTAL RETURN SUB-ACCOUNT(B):
                2018...     $1.08       $1.04        303,359
                2018...     $1.08       $1.08        332,048
                2017...     $1.05       $1.08        332,048
                2016...     $1.05       $1.05        319,615
                2015...     $1.07       $1.05        299,263
                2014...     $1.06       $1.07        353,970
                2013...     $1.11       $1.06        342,762
                2012...     $1.04       $1.11        340,065
                2011...     $1.02       $1.04        202,765
                2010...     $1.00       $1.02        177,141
               PUTNAM VT EQUITY INCOME SUB-ACCOUNT(A)(T):
                2018...     $1.99       $1.78         10,902
                2018...     $1.99       $1.99         10,917
                2017...     $1.72       $1.99         10,917
                2016...     $1.55       $1.72             --
                2015...     $1.64       $1.55             --
                2014...     $1.49       $1.64             --
                2013...     $1.15       $1.49             --
                2012...     $0.99       $1.15             --
                2011...     $1.00       $0.99             --
                2010...     $0.91       $1.00             --
                2009...     $0.72       $0.91             --
               PUTNAM VT GROWTH OPPORTUNITIES SUB-ACCOUNT(P):
                2018...     $2.09       $2.09          1,075
                2018...     $2.09       $2.09          1,221
                2017...     $1.64       $2.09          1,221
                2016...     $1.64       $1.64          1,322
                2015...     $1.79       $1.64            977
                2014...     $1.67       $1.79            953
                2013...     $1.19       $1.67          1,023
                2012...     $1.07       $1.19             --
                2011...     $1.33       $1.07             --
                2010...     $1.13       $1.33             --
                2009...     $0.71       $1.13             --

2.45% Variable Account Charge Continued



                        UNIT VALUE AT UNIT VALUE NUMBER OF UNITS
                        BEGINNING OF  AT END OF  OUTSTANDING AT
                           PERIOD       PERIOD    END OF PERIOD
                        ------------- ---------- ---------------
               PUTNAM VT INTERNATIONAL EQUITY SUB-ACCOUNT:
                2018...     $1.58       $1.25             --
                2018...     $1.58       $1.58             --
                2017...     $1.28       $1.58             --
                2016...     $1.34       $1.28             --
                2015...     $1.38       $1.34             --
                2014...     $1.51       $1.38             --
                2013...     $1.21       $1.51             --
                2012...     $1.02       $1.21             --
                2011...     $1.26       $1.02             --
                2010...     $1.17       $1.26             --
                2009...     $0.96       $1.17             --
               PUTNAM VT SUSTAINABLE LEADERS SUB-ACCOUNT(AA):
                2018...     $2.35       $2.26             --
                2018...     $2.35       $2.35             --
                2017...     $1.87       $2.35             --
                2016...     $1.77       $1.87             --
                2015...     $1.82       $1.77             --
                2014...     $1.65       $1.82             --
                2013...     $1.24       $1.65             --
                2012...     $1.09       $1.24             --
                2011...     $1.17       $1.09             --
                2010...     $1.00       $1.17             --
                2009...     $0.78       $1.00             --
               SFT CORE BOND SUB-ACCOUNT(AB)(AE):
                2018...     $1.21       $1.17         88,810
                2018...     $1.21       $1.21        118,221
                2017...     $1.19       $1.21        118,221
                2016...     $1.17       $1.19        174,085
                2015...     $1.19       $1.17        146,672
                2014...     $1.15       $1.19        169,389
                2013...     $1.19       $1.15        179,612
                2012...     $1.13       $1.19        149,691
                2011...     $1.07       $1.13        111,459
                2010...     $1.01       $1.07         97,290
                2009...     $0.89       $1.01         78,099
               SFT DYNAMIC MANAGED VOLATILITY
                SUB-ACCOUNT(F)(AC):
                2018...     $1.28       $1.22             --
                2018...     $1.28       $1.28         21,831
                2017...     $1.12       $1.28         21,831
                2016...     $1.05       $1.12         23,899
                2015...     $1.11       $1.05         23,115
                2014...     $1.06       $1.11         23,405
                2013...     $1.00       $1.06             --
               SFT GOVERNMENT MONEY MARKET SUB-ACCOUNT(AC):
                2018...     $0.82       $0.81         22,507
                2018...     $0.82       $0.82         25,368
                2017...     $0.84       $0.82         25,368
                2016...     $0.86       $0.84         33,991
                2015...     $0.88       $0.86         30,804
                2014...     $0.90       $0.88         44,158
                2013...     $0.92       $0.90         52,001
                2012...     $0.94       $0.92         16,736
                2011...     $0.97       $0.94         14,581
                2010...     $0.99       $0.97         12,211
                2009...     $1.01       $0.99         11,645





                        UNIT VALUE AT UNIT VALUE NUMBER OF UNITS
                        BEGINNING OF  AT END OF  OUTSTANDING AT
                           PERIOD       PERIOD    END OF PERIOD
                        ------------- ---------- ---------------
               SFT INDEX 400 MID-CAP SUB-ACCOUNT(AC):
                2018...     $2.83       $2.44         38,396
                2018...     $2.83       $2.83         40,865
                2017...     $2.51       $2.83         40,865
                2016...     $2.14       $2.51         57,410
                2015...     $2.26       $2.14         42,255
                2014...     $2.12       $2.26         47,292
                2013...     $1.63       $2.12         57,597
                2012...     $1.43       $1.63         63,526
                2011...     $1.50       $1.43         42,602
                2010...     $1.22       $1.50         34,058
                2009...     $0.91       $1.22         15,317
               SFT INDEX 500 SUB-ACCOUNT(AC):
                2018...     $2.27       $2.11             --
                2018...     $2.27       $2.27             --
                2017...     $1.92       $2.27             --
                2016...     $1.76       $1.92             --
                2015...     $1.79       $1.76             --
                2014...     $1.62       $1.79             --
                2013...     $1.26       $1.62             --
                2012...     $1.12       $1.26             --
                2011...     $1.13       $1.12             --
                2010...     $1.01       $1.13             --
                2009...     $0.82       $1.01             --
               SFT INTERNATIONAL BOND SUB-ACCOUNT(AC):
                2018...     $1.28       $1.27         76,207
                2018...     $1.28       $1.28         88,550
                2017...     $1.30       $1.28         88,550
                2016...     $1.29       $1.30         94,554
                2015...     $1.38       $1.29         79,849
                2014...     $1.39       $1.38         80,255
                2013...     $1.43       $1.39         82,342
                2012...     $1.26       $1.43         72,198
                2011...     $1.30       $1.26         35,249
                2010...     $1.17       $1.30         62,217
                2009...     $1.02       $1.17         16,539
               SFT IVY/SM/ GROWTH SUB-ACCOUNT(H)(I):
                2018...     $2.52       $2.51        126,087
                2018...     $2.52       $2.52        147,369
                2017...     $2.00       $2.52        147,369
                2016...     $2.03       $2.00        190,471
                2015...     $1.95       $2.03        209,777
                2014...     $1.76       $1.95        235,925
               SFT IVY/SM/ SMALL CAP GROWTH SUB-ACCOUNT(H)(J):
                2018...     $2.44       $2.29         18,404
                2018...     $2.44       $2.44         21,400
                2017...     $2.00       $2.44         21,400
                2016...     $1.69       $2.00         26,166
                2015...     $1.80       $1.69         23,378
                2014...     $1.69       $1.80         24,802

2.45% Variable Account Charge Continued



                        UNIT VALUE AT UNIT VALUE NUMBER OF UNITS
                        BEGINNING OF  AT END OF  OUTSTANDING AT
                           PERIOD       PERIOD    END OF PERIOD
                        ------------- ---------- ---------------
               SFT MANAGED VOLATILITY EQUITY SUB-ACCOUNT(O)(AC):
                2018...     $1.15       $1.07             --
                2018...     $1.15       $1.15             --
                2017...     $1.01       $1.15             --
                2016...     $1.00       $1.01             --
                2015...     $1.00       $1.00             --
               SFT REAL ESTATE SECURITIES SUB-ACCOUNT(AC):
                2018...     $2.43       $2.24         44,313
                2018...     $2.43       $2.43         47,131
                2017...     $2.36       $2.43         47,131
                2016...     $2.32       $2.36         50,442
                2015...     $2.26       $2.32         32,712
                2014...     $1.78       $2.26         44,049
                2013...     $1.80       $1.78         43,984
                2012...     $1.56       $1.80         34,771
                2011...     $1.52       $1.56         19,130
                2010...     $1.21       $1.52         16,519
                2009...     $0.99       $1.21          7,072
               SFT T. ROWE PRICE VALUE SUB-ACCOUNT(H)(L):
                2018...     $2.47       $2.18        169,683
                2018...     $2.47       $2.47        182,818
                2017...     $2.14       $2.47        182,818
                2016...     $1.98       $2.14        217,771
                2015...     $2.07       $1.98        175,061
                2014...     $1.94       $2.07        190,092
               SFT WELLINGTON CORE EQUITY SUB-ACCOUNT(H)(K)(Z):
                2018...     $2.56       $2.44         24,819
                2018...     $2.56       $2.56         31,201
                2017...     $2.16       $2.56         31,201
                2016...     $2.11       $2.16         33,275
                2015...     $2.14       $2.11         52,805
                2014...     $1.96       $2.14         56,041
               TEMPLETON DEVELOPING MARKETS VIP SUB-ACCOUNT:
                2018...     $2.25       $1.84            831
                2018...     $2.25       $2.25            772
                2017...     $1.64       $2.25            772
                2016...     $1.43       $1.64          3,002
                2015...     $1.82       $1.43         10,632
                2014...     $2.04       $1.82         10,988
                2013...     $2.11       $2.04         10,934
                2012...     $1.91       $2.11         11,022
                2011...     $2.33       $1.91         73,556
                2010...     $2.03       $2.33         73,435
                2009...     $1.20       $2.03         74,357
               TOPS(R) MANAGED RISK BALANCED ETF SUB-ACCOUNT(E):
                2018...     $1.12       $1.02         49,023
                2018...     $1.12       $1.12         47,584
                2017...     $1.04       $1.12         47,584
                2016...     $1.00       $1.04         48,306
                2015...     $1.07       $1.00         48,306
                2014...     $1.07       $1.07         48,660
                2013...     $1.01       $1.07         50,211
                2012...     $1.00       $1.01             --





                        UNIT VALUE AT UNIT VALUE NUMBER OF UNITS
                        BEGINNING OF  AT END OF  OUTSTANDING AT
                           PERIOD       PERIOD    END OF PERIOD
                        ------------- ---------- ---------------
               TOPS(R) MANAGED RISK FLEX ETF SUB-ACCOUNT(G):
                2018...     $1.06       $0.97          --
                2018...     $1.06       $1.06          --
                2017...     $0.98       $1.06          --
                2016...     $0.95       $0.98          --
                2015...     $1.03       $0.95          --
                2014...     $1.02       $1.03          --
                2013...     $1.00       $1.02          --
               TOPS(R) MANAGED RISK GROWTH ETF SUB-ACCOUNT(E):
                2018...     $1.18       $1.05          --
                2018...     $1.18       $1.18          --
                2017...     $1.03       $1.18          --
                2016...     $1.00       $1.03          --
                2015...     $1.13       $1.00          --
                2014...     $1.14       $1.13          --
                2013...     $1.01       $1.14          --
                2012...     $1.00       $1.01          --
               TOPS(R) MANAGED RISK MODERATE GROWTH ETF
                SUB-ACCOUNT(E):
                2018...     $1.17       $1.06          --
                2018...     $1.17       $1.17          --
                2017...     $1.05       $1.17          --
                2016...     $1.02       $1.05          --
                2015...     $1.11       $1.02          --
                2014...     $1.11       $1.11          --
                2013...     $1.01       $1.11          --
                2012...     $1.00       $1.01          --



2.50% Variable Account Charge



                        UNIT VALUE AT UNIT VALUE NUMBER OF UNITS
                        BEGINNING OF  AT END OF  OUTSTANDING AT
                           PERIOD       PERIOD    END OF PERIOD
                        ------------- ---------- ---------------
               AB VPS DYNAMIC ASSET ALLOCATION SUB-ACCOUNT(F):
                2018...     $1.14       $1.03             --
                2018...     $1.14       $1.14             --
                2017...     $1.03       $1.14             --
                2016...     $1.02       $1.03             --
                2015...     $1.06       $1.02             --
                2014...     $1.04       $1.06             --
                2013...     $1.00       $1.04             --
               AB VPS INTERNATIONAL VALUE SUB-ACCOUNT:
                2018...     $0.63       $0.47             --
                2018...     $0.63       $0.63             --
                2017...     $0.52       $0.63             --
                2016...     $0.53       $0.52         32,937
                2015...     $0.53       $0.53         13,579
                2014...     $0.58       $0.53          6,921
                2013...     $0.49       $0.58          7,154
                2012...     $0.44       $0.49          9,109
                2011...     $0.56       $0.44         91,399
                2010...     $0.55       $0.56         94,829
                2009...     $0.42       $0.55        103,712

2.50% Variable Account Charge Continued



                        UNIT VALUE AT UNIT VALUE NUMBER OF UNITS
                        BEGINNING OF  AT END OF  OUTSTANDING AT
                           PERIOD       PERIOD    END OF PERIOD
                        ------------- ---------- ---------------
               AMERICAN CENTURY VP INCOME & GROWTH SUB-ACCOUNT:
                2018...     $2.07       $1.87             --
                2018...     $2.07       $2.07             --
                2017...     $1.76       $2.07             --
                2016...     $1.60       $1.76             --
                2015...     $1.74       $1.60             --
                2014...     $1.59       $1.74             --
                2013...     $1.20       $1.59             --
                2012...     $1.08       $1.20             --
                2011...     $1.07       $1.08             --
                2010...     $0.97       $1.07             --
                2009...     $0.84       $0.97             --
               AMERICAN CENTURY VP INFLATION PROTECTION
                SUB-ACCOUNT:
                2018...     $1.11       $1.05         83,735
                2018...     $1.11       $1.11         97,825
                2017...     $1.10       $1.11         97,825
                2016...     $1.08       $1.10        111,244
                2015...     $1.13       $1.08        107,697
                2014...     $1.13       $1.13        113,443
                2013...     $1.26       $1.13        156,927
                2012...     $1.20       $1.26        191,556
                2011...     $1.11       $1.20        123,773
                2010...     $1.08       $1.11        128,322
                2009...     $1.00       $1.08         60,557
               AMERICAN FUNDS IS GLOBAL BOND SUB-ACCOUNT(C):
                2018...     $0.94       $0.90             --
                2018...     $0.94       $0.94             --
                2017...     $0.90       $0.94             --
                2016...     $0.90       $0.90             --
                2015...     $0.96       $0.90             --
                2014...     $0.97       $0.96             --
                2013...     $1.02       $0.97             --
                2012...     $0.99       $1.02         27,239
                2011...     $1.00       $0.99             --
               AMERICAN FUNDS IS GLOBAL GROWTH SUB-ACCOUNT(C):
                2018...     $1.62       $1.44             --
                2018...     $1.62       $1.62             --
                2017...     $1.26       $1.62             --
                2016...     $1.29       $1.26          2,716
                2015...     $1.24       $1.29          4,027
                2014...     $1.24       $1.24          4,080
                2013...     $0.98       $1.24          6,012
                2012...     $0.82       $0.98          6,091
                2011...     $1.00       $0.82             --
               AMERICAN FUNDS IS GLOBAL SMALL CAPITALIZATION
                SUB-ACCOUNT(C):
                2018...     $1.30       $1.14             --
                2018...     $1.30       $1.30             --
                2017...     $1.06       $1.30             --
                2016...     $1.06       $1.06          2,996
                2015...     $1.09       $1.06          4,442
                2014...     $1.09       $1.09          4,500
                2013...     $0.87       $1.09          6,632
                2012...     $0.76       $0.87         28,236
                2011...     $1.00       $0.76             --





                        UNIT VALUE AT UNIT VALUE NUMBER OF UNITS
                        BEGINNING OF  AT END OF  OUTSTANDING AT
                           PERIOD       PERIOD    END OF PERIOD
                        ------------- ---------- ---------------
               AMERICAN FUNDS IS GROWTH SUB-ACCOUNT(C):
                2018...     $1.85       $1.80         7,774
                2018...     $1.85       $1.85         9,650
                2017...     $1.48       $1.85         9,650
                2016...     $1.38       $1.48         9,650
                2015...     $1.33       $1.38        33,759
                2014...     $1.26       $1.33        34,201
                2013...     $0.99       $1.26        34,653
                2012...     $0.86       $0.99        65,967
                2011...     $1.00       $0.86            --
               AMERICAN FUNDS IS GROWTH-INCOME SUB-ACCOUNT(C):
                2018...     $1.86       $1.78            --
                2018...     $1.86       $1.86            --
                2017...     $1.56       $1.86            --
                2016...     $1.43       $1.56            --
                2015...     $1.45       $1.43        23,591
                2014...     $1.34       $1.45        23,899
                2013...     $1.03       $1.34        24,212
                2012...     $0.90       $1.03        35,884
                2011...     $1.00       $0.90            --
               AMERICAN FUNDS IS INTERNATIONAL SUB-ACCOUNT(C):
                2018...     $1.22       $1.03            --
                2018...     $1.22       $1.22            --
                2017...     $0.94       $1.22            --
                2016...     $0.93       $0.94            --
                2015...     $1.00       $0.93        19,486
                2014...     $1.06       $1.00        19,741
                2013...     $0.89       $1.06        19,999
                2012...     $0.77       $0.89        74,043
                2011...     $1.00       $0.77            --
               AMERICAN FUNDS IS NEW WORLD(R) SUB-ACCOUNT(C):
                2018...     $1.11       $0.93            --
                2018...     $1.11       $1.11            --
                2017...     $0.88       $1.11            --
                2016...     $0.86       $0.88            --
                2015...     $0.91       $0.86            --
                2014...     $1.01       $0.91            --
                2013...     $0.93       $1.01            --
                2012...     $0.81       $0.93            --
                2011...     $1.00       $0.81            --
               AMERICAN FUNDS IS U.S. GOVERNMENT/AAA-RATED
                SECURITIES SUB-ACCOUNT(C):
                2018...     $0.98       $0.96            --
                2018...     $0.98       $0.98            --
                2017...     $0.99       $0.98            --
                2016...     $1.00       $0.99            --
                2015...     $1.01       $1.00            --
                2014...     $0.98       $1.01            --
                2013...     $1.04       $0.98            --
                2012...     $1.05       $1.04            --
                2011...     $1.00       $1.05            --

2.50% Variable Account Charge Continued



                        UNIT VALUE AT UNIT VALUE NUMBER OF UNITS
                        BEGINNING OF  AT END OF  OUTSTANDING AT
                           PERIOD       PERIOD    END OF PERIOD
                        ------------- ---------- ---------------
               CLEARBRIDGE VARIABLE SMALL CAP GROWTH
                SUB-ACCOUNT(N):
                2018...     $1.18       $1.18            --
                2018...     $1.18       $1.18            --
                2017...     $0.97       $1.18            --
                2016...     $0.95       $0.97            --
                2015...     $1.00       $0.95            --
               FIDELITY(R) VIP FUNDS EQUITY-INCOME SUB-ACCOUNT:
                2018...     $1.93       $1.72            --
                2018...     $1.93       $1.93         6,049
                2017...     $1.76       $1.93         6,049
                2016...     $1.53       $1.76        16,218
                2015...     $1.64       $1.53        27,480
                2014...     $1.55       $1.64        28,221
                2013...     $1.24       $1.55        33,930
                2012...     $1.09       $1.24        31,022
                2011...     $1.11       $1.09        26,807
                2010...     $0.99       $1.11        27,370
                2009...     $0.78       $0.99        24,327
               FIDELITY(R) VIP FUNDS MID CAP SUB-ACCOUNT:
                2018...     $3.12       $2.59        42,676
                2018...     $3.12       $3.12        43,288
                2017...     $2.66       $3.12        43,288
                2016...     $2.43       $2.66        44,652
                2015...     $2.54       $2.43        37,434
                2014...     $2.45       $2.54        38,252
                2013...     $1.85       $2.45        44,673
                2012...     $1.66       $1.85        44,757
                2011...     $1.90       $1.66        42,797
                2010...     $1.52       $1.90        56,016
                2009...     $1.11       $1.52         8,017
               FRANKLIN MUTUAL SHARES VIP SUB-ACCOUNT:
                2018...     $1.89       $1.68            --
                2018...     $1.89       $1.89            --
                2017...     $1.79       $1.89            --
                2016...     $1.58       $1.79            --
                2015...     $1.71       $1.58         5,082
                2014...     $1.63       $1.71         5,149
                2013...     $1.31       $1.63        14,223
                2012...     $1.17       $1.31         8,094
                2011...     $1.21       $1.17        30,081
                2010...     $1.12       $1.21        29,236
                2009...     $0.91       $1.12        28,459
               FRANKLIN SMALL CAP VALUE VIP SUB-ACCOUNT:
                2018...     $1.63       $1.39            --
                2018...     $1.63       $1.63        10,047
                2017...     $1.51       $1.63        10,047
                2016...     $1.19       $1.51        13,512
                2015...     $1.32       $1.19        19,373
                2014...     $1.35       $1.32        19,408
                2013...     $1.01       $1.35        32,397
                2012...     $0.88       $1.01        26,720
                2011...     $0.93       $0.88        36,174
                2010...     $0.75       $0.93        43,551
                2009...     $0.59       $0.75        45,589





                        UNIT VALUE AT UNIT VALUE NUMBER OF UNITS
                        BEGINNING OF  AT END OF  OUTSTANDING AT
                           PERIOD       PERIOD    END OF PERIOD
                        ------------- ---------- ---------------
               FRANKLIN SMALL-MID CAP GROWTH VIP SUB-ACCOUNT:
                2018...     $2.13       $1.97            --
                2018...     $2.13       $2.13            --
                2017...     $1.80       $2.13            --
                2016...     $1.77       $1.80            --
                2015...     $1.87       $1.77            --
                2014...     $1.78       $1.87            --
                2013...     $1.32       $1.78            --
                2012...     $1.22       $1.32            --
                2011...     $1.32       $1.22        22,997
                2010...     $1.06       $1.32        23,298
                2009...     $0.76       $1.06        23,602
               GOLDMAN SACHS VIT GLOBAL TRENDS ALLOCATION
                SUB-ACCOUNT(F):
                2018...     $1.08       $1.01            --
                2018...     $1.08       $1.08            --
                2017...     $0.98       $1.08            --
                2016...     $0.96       $0.98            --
                2015...     $1.05       $0.96            --
                2014...     $1.03       $1.05            --
                2013...     $1.00       $1.03            --
               GOLDMAN SACHS VIT HIGH QUALITY FLOATING RATE
                SUB-ACCOUNT(B):
                2018...     $0.95       $0.94            --
                2018...     $0.95       $0.95            --
                2017...     $0.96       $0.95            --
                2016...     $0.97       $0.96            --
                2015...     $1.00       $0.97            --
                2014...     $1.03       $1.00            --
                2013...     $1.05       $1.03            --
                2012...     $1.05       $1.05            --
                2011...     $1.01       $1.05            --
                2010...     $1.00       $1.01            --
               INVESCO V.I. AMERICAN VALUE SUB-ACCOUNT:
                2018...     $1.45       $1.24            --
                2018...     $1.45       $1.45            --
                2017...     $1.36       $1.45            --
                2016...     $1.21       $1.36            --
                2015...     $1.37       $1.21            --
                2014...     $1.28       $1.37            --
                2013...     $0.98       $1.28            --
                2012...     $0.86       $0.98            --
                2011...     $0.87       $0.86            --
                2010...     $0.73       $0.87            --
                2009...     $0.54       $0.73            --
               INVESCO V.I. COMSTOCK SUB-ACCOUNT:
                2018...     $2.22       $1.90            --
                2018...     $2.22       $2.22            --
                2017...     $1.94       $2.22            --
                2016...     $1.70       $1.94            --
                2015...     $1.86       $1.70            --
                2014...     $1.75       $1.86            --
                2013...     $1.32       $1.75            --
                2012...     $1.14       $1.32            --
                2011...     $1.19       $1.14            --
                2010...     $1.06       $1.19            --
                2009...     $0.84       $1.06            --

2.50% Variable Account Charge Continued



                        UNIT VALUE AT UNIT VALUE NUMBER OF UNITS
                        BEGINNING OF  AT END OF  OUTSTANDING AT
                           PERIOD       PERIOD    END OF PERIOD
                        ------------- ---------- ---------------
               INVESCO V.I. EQUITY AND INCOME SUB-ACCOUNT(D):
                2018...     $1.52       $1.34             --
                2018...     $1.52       $1.52             --
                2017...     $1.41       $1.52             --
                2016...     $1.26       $1.41             --
                2015...     $1.33       $1.26             --
                2014...     $1.25       $1.33             --
                2013...     $1.03       $1.25             --
                2012...     $0.94       $1.03             --
                2011...     $0.98       $0.94             --
                2010...     $0.93       $0.98             --
                2009...     $0.71       $0.93             --
               INVESCO V.I. GROWTH AND INCOME SUB-ACCOUNT:
                2018...     $2.32       $1.95             --
                2018...     $2.32       $2.32             --
                2017...     $2.08       $2.32             --
                2016...     $1.79       $2.08             --
                2015...     $1.90       $1.79             52
                2014...     $1.77       $1.90            798
                2013...     $1.36       $1.77            810
                2012...     $1.22       $1.36            823
                2011...     $1.27       $1.22          1,517
                2010...     $1.17       $1.27          2,276
                2009...     $0.96       $1.17          3,084
               INVESCO V.I. SMALL CAP EQUITY SUB-ACCOUNT:
                2018...     $1.44       $1.19             --
                2018...     $1.44       $1.44         15,874
                2017...     $1.30       $1.44         15,874
                2016...     $1.19       $1.30         31,950
                2015...     $1.29       $1.19         34,763
                2014...     $1.30       $1.29         37,377
                2013...     $0.97       $1.30         51,493
                2012...     $0.88       $0.97         43,581
                2011...     $0.91       $0.88         56,601
                2010...     $0.73       $0.91         67,787
                2009...     $0.62       $0.73         69,665
               IVY VIP ASSET STRATEGY SUB-ACCOUNT:
                2018...     $2.53       $2.33        122,227
                2018...     $2.53       $2.53        126,121
                2017...     $2.19       $2.53        126,121
                2016...     $2.31       $2.19        143,136
                2015...     $2.58       $2.31        134,573
                2014...     $2.79       $2.58        139,244
                2013...     $2.29       $2.79        153,720
                2012...     $1.97       $2.29        147,240
                2011...     $2.17       $1.97        166,049
                2010...     $2.05       $2.17        157,104
                2009...     $1.68       $2.05         18,545





                        UNIT VALUE AT UNIT VALUE NUMBER OF UNITS
                        BEGINNING OF  AT END OF  OUTSTANDING AT
                           PERIOD       PERIOD    END OF PERIOD
                        ------------- ---------- ---------------
               IVY VIP BALANCED SUB-ACCOUNT:
                2018...     $1.95       $1.84            --
                2018...     $1.95       $1.95            --
                2017...     $1.79       $1.95            --
                2016...     $1.80       $1.79            --
                2015...     $1.85       $1.80            --
                2014...     $1.77       $1.85            --
                2013...     $1.46       $1.77            --
                2012...     $1.34       $1.46            --
                2011...     $1.33       $1.34            --
                2010...     $1.17       $1.33            --
                2009...     $1.06       $1.17            --
               IVY VIP CORE EQUITY SUB-ACCOUNT:
                2018...     $2.60       $2.42            --
                2018...     $2.60       $2.60            --
                2017...     $2.21       $2.60            --
                2016...     $2.18       $2.21            --
                2015...     $2.25       $2.18            --
                2014...     $2.10       $2.25            --
                2013...     $1.62       $2.10            --
                2012...     $1.40       $1.62            --
                2011...     $1.41       $1.40            --
                2010...     $1.19       $1.41            --
                2009...     $0.99       $1.19            --
               IVY VIP GLOBAL GROWTH SUB-ACCOUNT:
                2018...     $2.04       $1.87            --
                2018...     $2.04       $2.04            --
                2017...     $1.68       $2.04            --
                2016...     $1.78       $1.68            --
                2015...     $1.76       $1.78            --
                2014...     $1.79       $1.76            --
                2013...     $1.54       $1.79         4,663
                2012...     $1.34       $1.54            --
                2011...     $1.48       $1.34        24,664
                2010...     $1.32       $1.48        23,954
                2009...     $1.07       $1.32        23,183
               IVY VIP HIGH INCOME SUB-ACCOUNT(F)(M):
                2018...     $1.09       $1.05            --
                2018...     $1.09       $1.09            --
                2017...     $1.05       $1.09            --
                2016...     $0.93       $1.05         6,014
                2015...     $1.02       $0.93        30,074
                2014...     $1.02       $1.02        30,508
                2013...     $1.00       $1.02            --
               IVY VIP INTERNATIONAL CORE EQUITY SUB-ACCOUNT:
                2018...     $2.05       $1.64            --
                2018...     $2.05       $2.05        25,587
                2017...     $1.70       $2.05        25,587
                2016...     $1.73       $1.70        44,493
                2015...     $1.79       $1.73        48,402
                2014...     $1.81       $1.79        46,191
                2013...     $1.48       $1.81        69,060
                2012...     $1.34       $1.48        58,615
                2011...     $1.60       $1.34        55,038
                2010...     $1.44       $1.60        64,855
                2009...     $1.08       $1.44        61,492

2.50% Variable Account Charge Continued



                        UNIT VALUE AT UNIT VALUE NUMBER OF UNITS
                        BEGINNING OF  AT END OF  OUTSTANDING AT
                           PERIOD       PERIOD    END OF PERIOD
                        ------------- ---------- ---------------
               IVY VIP MID CAP GROWTH SUB-ACCOUNT:
                2018...     $2.67       $2.60          6,085
                2018...     $2.67       $2.67          7,553
                2017...     $2.16       $2.67          7,553
                2016...     $2.08       $2.16          7,553
                2015...     $2.27       $2.08          6,577
                2014...     $2.16       $2.27          6,663
                2013...     $1.70       $2.16          6,754
                2012...     $1.54       $1.70          6,846
                2011...     $1.58       $1.54             --
                2010...     $1.23       $1.58             --
                2009...     $0.86       $1.23             --
               IVY VIP NATURAL RESOURCES SUB-ACCOUNT(Q):
                2018...     $0.96       $0.72         62,581
                2018...     $0.96       $0.96         63,416
                2017...     $0.96       $0.96         63,416
                2016...     $0.79       $0.96        111,881
                2015...     $1.05       $0.79        119,970
                2014...     $1.23       $1.05         75,417
                2013...     $1.17       $1.23         84,571
                2012...     $1.18       $1.17         90,822
                2011...     $1.54       $1.18         76,247
                2010...     $1.35       $1.54         94,510
                2009...     $0.80       $1.35         17,257
               IVY VIP PATHFINDER MODERATE -- MANAGED
                VOLATILITY SUB-ACCOUNT(G):
                2018...     $1.13       $1.06             --
                2018...     $1.13       $1.13             --
                2017...     $1.02       $1.13             --
                2016...     $1.03       $1.02             --
                2015...     $1.06       $1.03             --
                2014...     $1.04       $1.06             --
                2013...     $1.00       $1.04             --
               IVY VIP PATHFINDER MODERATELY AGGRESSIVE --
                MANAGED VOLATILITY SUB-ACCOUNT(G):
                2018...     $1.16       $1.08             --
                2018...     $1.16       $1.16             --
                2017...     $1.03       $1.16             --
                2016...     $1.03       $1.03             --
                2015...     $1.06       $1.03             --
                2014...     $1.05       $1.06             --
                2013...     $1.00       $1.05             --
               IVY VIP PATHFINDER MODERATELY CONSERVATIVE --
                MANAGED VOLATILITY SUB-ACCOUNT(G):
                2018...     $1.09       $1.03             --
                2018...     $1.09       $1.09             --
                2017...     $1.00       $1.09             --
                2016...     $1.01       $1.00             --
                2015...     $1.04       $1.01             --
                2014...     $1.04       $1.04             --
                2013...     $1.00       $1.04             --





                        UNIT VALUE AT UNIT VALUE NUMBER OF UNITS
                        BEGINNING OF  AT END OF  OUTSTANDING AT
                           PERIOD       PERIOD    END OF PERIOD
                        ------------- ---------- ---------------
               IVY VIP SCIENCE AND TECHNOLOGY SUB-ACCOUNT:
                2018...     $3.72       $3.44         1,080
                2018...     $3.72       $3.72         1,125
                2017...     $2.89       $3.72         1,125
                2016...     $2.92       $2.89        12,078
                2015...     $3.08       $2.92        10,985
                2014...     $3.07       $3.08         7,060
                2013...     $2.01       $3.07         9,072
                2012...     $1.61       $2.01         6,988
                2011...     $1.76       $1.61         5,549
                2010...     $1.60       $1.76         8,582
                2009...     $1.14       $1.60         9,503
               IVY VIP SMALL CAP CORE SUB-ACCOUNT(R):
                2018...     $2.59       $2.26            --
                2018...     $2.59       $2.59            --
                2017...     $2.34       $2.59            --
                2016...     $1.86       $2.34         2,539
                2015...     $2.02       $1.86         7,437
                2014...     $1.93       $2.02         8,046
                2013...     $1.48       $1.93         9,276
                2012...     $1.28       $1.48         9,879
                2011...     $1.51       $1.28         6,750
                2010...     $1.22       $1.51         6,633
                2009...     $0.97       $1.22         2,587
               IVY VIP SMALL CAP GROWTH SUB-ACCOUNT(AD):
                2018...     $2.20       $2.25            --
                2018...     $2.20       $2.20            --
                2017...     $2.07       $2.20            --
                2016...     $1.88       $2.07         4,046
                2015...     $2.12       $1.88           742
                2014...     $2.21       $2.12            --
                2013...     $1.44       $2.21            --
                2012...     $1.32       $1.44            --
                2011...     $1.46       $1.32            --
                2010...     $1.06       $1.46            --
                2009...     $0.77       $1.06            --
               IVY VIP VALUE SUB-ACCOUNT:
                2018...     $2.14       $1.93            --
                2018...     $2.14       $2.14            --
                2017...     $1.95       $2.14            --
                2016...     $1.80       $1.95            --
                2015...     $1.92       $1.80            --
                2014...     $1.77       $1.92            --
                2013...     $1.34       $1.77            --
                2012...     $1.16       $1.34            --
                2011...     $1.28       $1.16            --
                2010...     $1.11       $1.28            --
                2009...     $0.90       $1.11            --

2.50% Variable Account Charge Continued



                        UNIT VALUE AT UNIT VALUE NUMBER OF UNITS
                        BEGINNING OF  AT END OF  OUTSTANDING AT
                           PERIOD       PERIOD    END OF PERIOD
                        ------------- ---------- ---------------
               JANUS HENDERSON BALANCED SUB-ACCOUNT(U):
                2018...     $2.18       $2.13             --
                2018...     $2.18       $2.18             --
                2017...     $1.89       $2.18             --
                2016...     $1.86       $1.89          1,109
                2015...     $1.90       $1.86          1,157
                2014...     $1.80       $1.90          1,666
                2013...     $1.54       $1.80          1,619
                2012...     $1.39       $1.54          2,013
                2011...     $1.41       $1.39          2,997
                2010...     $1.33       $1.41          3,369
                2009...     $1.09       $1.33          5,911
               JANUS HENDERSON FLEXIBLE BOND SUB-ACCOUNT(N)(V):
                2018...     $0.98       $0.94             --
                2018...     $0.98       $0.98             --
                2017...     $0.97       $0.98             --
                2016...     $0.97       $0.97             --
                2015...     $1.00       $0.97             --
               JANUS HENDERSON FORTY SUB-ACCOUNT(W):
                2018...     $3.05       $3.03         99,205
                2018...     $3.05       $3.05        100,667
                2017...     $2.41       $3.05        100,667
                2016...     $2.42       $2.41        111,549
                2015...     $2.22       $2.42         92,234
                2014...     $2.10       $2.22         93,998
                2013...     $1.64       $2.10         96,677
                2012...     $1.36       $1.64         95,982
                2011...     $1.50       $1.36        102,212
                2010...     $1.44       $1.50        142,321
                2009...     $1.01       $1.44          9,268
               JANUS HENDERSON MID CAP VALUE SUB-ACCOUNT(X):
                2018...     $1.55       $1.30             --
                2018...     $1.55       $1.55          9,140
                2017...     $1.40       $1.55          9,140
                2016...     $1.21       $1.40         18,245
                2015...     $1.28       $1.21         25,957
                2014...     $1.21       $1.28         26,521
                2013...     $0.99       $1.21         41,795
                2012...     $0.92       $0.99         34,921
                2011...     $0.97       $0.92         41,269
                2010...     $0.86       $0.97         48,770
                2009...     $0.66       $0.86         38,689
               JANUS HENDERSON OVERSEAS SUB-ACCOUNT(Y):
                2018...     $1.99       $1.65          3,423
                2018...     $1.99       $1.99         20,900
                2017...     $1.56       $1.99         20,900
                2016...     $1.71       $1.56         31,110
                2015...     $1.93       $1.71         33,278
                2014...     $2.25       $1.93         33,467
                2013...     $2.02       $2.25         43,116
                2012...     $1.83       $2.02         35,408
                2011...     $2.77       $1.83         33,922
                2010...     $2.27       $2.77         33,394
                2009...     $1.30       $2.27         32,719





                        UNIT VALUE AT UNIT VALUE NUMBER OF UNITS
                        BEGINNING OF  AT END OF  OUTSTANDING AT
                           PERIOD       PERIOD    END OF PERIOD
                        ------------- ---------- ---------------
               MFS(R) MID CAP GROWTH SERIES SUB-ACCOUNT:
                2018...     $1.93       $1.90             --
                2018...     $1.93       $1.93             --
                2017...     $1.56       $1.93             --
                2016...     $1.53       $1.56             --
                2015...     $1.50       $1.53             --
                2014...     $1.42       $1.50             --
                2013...     $1.06       $1.42             --
                2012...     $0.93       $1.06             --
                2011...     $1.02       $0.93             --
                2010...     $0.81       $1.02             --
                2009...     $0.59       $0.81             --
               MFS(R) VIT II INTERNATIONAL VALUE SUB-ACCOUNT(N):
                2018...     $1.20       $1.06             --
                2018...     $1.20       $1.20             --
                2017...     $0.97       $1.20             --
                2016...     $0.96       $0.97             --
                2015...     $1.00       $0.96             --
               MORGAN STANLEY VIF EMERGING MARKETS EQUITY
                SUB-ACCOUNT(S):
                2018...     $0.78       $0.63          7,161
                2018...     $0.78       $0.78         20,886
                2017...     $0.59       $0.78         20,886
                2016...     $0.57       $0.59         30,702
                2015...     $0.66       $0.57         34,370
                2014...     $0.70       $0.66         33,290
                2013...     $0.73       $0.70         46,326
                2012...     $0.63       $0.73         38,418
                2011...     $0.78       $0.63         29,833
                2010...     $0.68       $0.78         34,762
                2009...     $0.41       $0.68         38,124
               MORNINGSTAR AGGRESSIVE GROWTH ETF ASSET
                ALLOCATION SUB-ACCOUNT:
                2018...     $1.17       $1.04         51,344
                2018...     $1.17       $1.17         51,068
                2017...     $1.01       $1.17         51,068
                2016...     $0.93       $1.01         55,929
                2015...     $0.87       $0.93         54,147
                2014...     $0.96       $0.98         55,742
                2013...     $0.83       $0.96         60,623
                2012...     $0.75       $0.83         93,684
                2011...     $0.81       $0.75         94,915
                2010...     $0.71       $0.81         52,393
                2009...     $0.58       $0.71             --
               MORNINGSTAR BALANCED ETF ASSET ALLOCATION
                SUB-ACCOUNT:
                2018...     $1.18       $1.08        156,809
                2018...     $1.18       $1.18        229,372
                2017...     $1.07       $1.18        229,372
                2016...     $1.01       $1.07        431,281
                2015...     $1.06       $1.01        384,808
                2014...     $1.04       $1.06        361,380
                2013...     $0.95       $1.04        363,547
                2012...     $0.88       $0.95        440,155
                2011...     $0.91       $0.88        443,686
                2010...     $0.83       $0.91        510,161
                2009...     $0.72       $0.83        292,492

2.50% Variable Account Charge Continued



                        UNIT VALUE AT UNIT VALUE NUMBER OF UNITS
                        BEGINNING OF  AT END OF  OUTSTANDING AT
                           PERIOD       PERIOD    END OF PERIOD
                        ------------- ---------- ---------------
               MORNINGSTAR CONSERVATIVE ETF ASSET ALLOCATION
                SUB-ACCOUNT:
                2018...     $1.07       $1.02             --
                2018...     $1.07       $1.07             --
                2017...     $1.03       $1.07             --
                2016...     $1.01       $1.03             --
                2015...     $1.05       $1.01             --
                2014...     $1.05       $1.05             --
                2013...     $1.04       $1.05             --
                2012...     $1.02       $1.04         33,742
                2011...     $1.01       $1.02         34,185
                2010...     $0.97       $1.01         34,631
                2009...     $0.92       $0.97         35,084
               MORNINGSTAR GROWTH ETF ASSET ALLOCATION
                SUB-ACCOUNT:
                2018...     $1.19       $1.07             --
                2018...     $1.19       $1.19        230,395
                2017...     $1.04       $1.19        230,395
                2016...     $0.97       $1.04        230,427
                2015...     $1.02       $0.97        207,101
                2014...     $1.00       $1.02        209,844
                2013...     $0.88       $1.00             --
                2012...     $0.80       $0.88             --
                2011...     $0.85       $0.80             --
                2010...     $0.76       $0.85             --
                2009...     $0.63       $0.76             --
               MORNINGSTAR INCOME AND GROWTH ETF ASSET
                ALLOCATION SUB-ACCOUNT:
                2018...     $1.12       $1.04             --
                2018...     $1.12       $1.12         35,174
                2017...     $1.04       $1.12         35,174
                2016...     $1.01       $1.04         35,206
                2015...     $1.05       $1.01         31,668
                2014...     $1.04       $1.05         32,114
                2013...     $0.99       $1.04         32,565
                2012...     $0.94       $0.99         69,613
                2011...     $0.96       $0.94         70,560
                2010...     $0.90       $0.96        109,072
                2009...     $0.82       $0.90        110,782
               NEUBERGER BERMAN AMT SOCIALLY RESPONSIVE
                SUB-ACCOUNT:
                2018...     $1.53       $1.40             --
                2018...     $1.53       $1.53             --
                2017...     $1.33       $1.53             --
                2016...     $1.24       $1.33             --
                2015...     $1.28       $1.24             --
                2014...     $1.19       $1.28             --
                2013...     $0.89       $1.19             --
                2012...     $0.82       $0.89             --
                2011...     $0.87       $0.82             --
                2010...     $0.73       $0.87             --
                2009...     $0.57       $0.73             --





                        UNIT VALUE AT UNIT VALUE NUMBER OF UNITS
                        BEGINNING OF  AT END OF  OUTSTANDING AT
                           PERIOD       PERIOD    END OF PERIOD
                        ------------- ---------- ---------------
               OPPENHEIMER INTERNATIONAL GROWTH/VA SUB-ACCOUNT:
                2018...     $2.24       $1.75             --
                2018...     $2.24       $2.24             --
                2017...     $1.81       $2.24             --
                2016...     $1.91       $1.81             --
                2015...     $1.90       $1.91             --
                2014...     $2.10       $1.90             --
                2013...     $1.71       $2.10             --
                2012...     $1.44       $1.71             --
                2011...     $1.60       $1.44             --
                2010...     $1.43       $1.60             --
                2009...     $1.06       $1.43             --
               OPPENHEIMER MAIN STREET SMALL CAP(R)/VA
                SUB-ACCOUNT:
                2018...     $1.67       $1.46         84,032
                2018...     $1.67       $1.67         85,009
                2017...     $1.50       $1.67         85,009
                2016...     $1.31       $1.50         85,908
                2015...     $1.43       $1.31         85,273
                2014...     $1.31       $1.43         86,395
                2013...     $0.96       $1.31         87,532
                2012...     $0.83       $0.96         78,840
                2011...     $0.88       $0.83         78,662
                2010...     $0.73       $0.88        116,137
                2009...     $0.55       $0.73             --
               PIMCO VIT GLOBAL DIVERSIFIED ALLOCATION
                SUB-ACCOUNT(F):
                2018...     $1.18       $1.04             --
                2018...     $1.18       $1.18             --
                2017...     $1.03       $1.18             --
                2016...     $0.98       $1.03             --
                2015...     $1.07       $0.98             --
                2014...     $1.04       $1.07             --
                2013...     $1.00       $1.04             --
               PIMCO VIT LOW DURATION SUB-ACCOUNT(B):
                2018...     $0.93       $0.91             --
                2018...     $0.93       $0.93             --
                2017...     $0.95       $0.93             --
                2016...     $0.96       $0.95             --
                2015...     $0.98       $0.96             --
                2014...     $1.00       $0.98             --
                2013...     $1.03       $1.00         28,743
                2012...     $0.99       $1.03         63,512
                2011...     $1.01       $0.99             --
                2010...     $1.00       $1.01             --
               PIMCO VIT TOTAL RETURN SUB-ACCOUNT(B):
                2018...     $1.07       $1.04             --
                2018...     $1.07       $1.07             --
                2017...     $1.05       $1.07             --
                2016...     $1.05       $1.05             --
                2015...     $1.07       $1.05             --
                2014...     $1.06       $1.07             --
                2013...     $1.10       $1.06         26,656
                2012...     $1.03       $1.10         90,117
                2011...     $1.02       $1.03             --
                2010...     $1.00       $1.02             --

2.50% Variable Account Charge Continued



                        UNIT VALUE AT UNIT VALUE NUMBER OF UNITS
                        BEGINNING OF  AT END OF  OUTSTANDING AT
                           PERIOD       PERIOD    END OF PERIOD
                        ------------- ---------- ---------------
               PUTNAM VT EQUITY INCOME SUB-ACCOUNT(A)(T):
                2018...     $1.98       $1.76            --
                2018...     $1.98       $1.98            --
                2017...     $1.71       $1.98            --
                2016...     $1.54       $1.71            --
                2015...     $1.63       $1.54            --
                2014...     $1.48       $1.63            --
                2013...     $1.15       $1.48            --
                2012...     $0.99       $1.15            --
                2011...     $0.99       $0.99            --
                2010...     $0.90       $0.99            --
                2009...     $0.72       $0.90            --
               PUTNAM VT GROWTH OPPORTUNITIES SUB-ACCOUNT(P):
                2018...     $2.08       $2.08            --
                2018...     $2.08       $2.08            --
                2017...     $1.63       $2.08            --
                2016...     $1.63       $1.63            --
                2015...     $1.78       $1.63            --
                2014...     $1.66       $1.78            --
                2013...     $1.18       $1.66            --
                2012...     $1.06       $1.18            --
                2011...     $1.33       $1.06            --
                2010...     $1.13       $1.33            --
                2009...     $0.70       $1.13            --
               PUTNAM VT INTERNATIONAL EQUITY SUB-ACCOUNT:
                2018...     $1.57       $1.24            --
                2018...     $1.57       $1.57            --
                2017...     $1.27       $1.57            --
                2016...     $1.34       $1.27            --
                2015...     $1.37       $1.34            --
                2014...     $1.51       $1.37            --
                2013...     $1.20       $1.51            --
                2012...     $1.01       $1.20            --
                2011...     $1.25       $1.01            --
                2010...     $1.17       $1.25         4,217
                2009...     $0.96       $1.17         4,195
               PUTNAM VT SUSTAINABLE LEADERS SUB-ACCOUNT(AA):
                2018...     $2.34       $2.24            --
                2018...     $2.34       $2.34            --
                2017...     $1.85       $2.34            --
                2016...     $1.76       $1.85            --
                2015...     $1.81       $1.76            --
                2014...     $1.64       $1.81            --
                2013...     $1.23       $1.64            --
                2012...     $1.08       $1.23            --
                2011...     $1.17       $1.08            --
                2010...     $1.00       $1.17            --
                2009...     $0.78       $1.00            --





                        UNIT VALUE AT UNIT VALUE NUMBER OF UNITS
                        BEGINNING OF  AT END OF  OUTSTANDING AT
                           PERIOD       PERIOD    END OF PERIOD
                        ------------- ---------- ---------------
               SFT CORE BOND SUB-ACCOUNT(AB)(AE):
                2018...     $1.20       $1.16         76,843
                2018...     $1.20       $1.20        127,034
                2017...     $1.18       $1.20        127,034
                2016...     $1.16       $1.18        155,178
                2015...     $1.19       $1.16        196,726
                2014...     $1.14       $1.19        203,686
                2013...     $1.18       $1.14        290,115
                2012...     $1.13       $1.18        244,192
                2011...     $1.07       $1.13        297,754
                2010...     $1.00       $1.07        261,792
                2009...     $0.89       $1.00        245,480
               SFT DYNAMIC MANAGED VOLATILITY
                SUB-ACCOUNT(F)(AC):
                2018...     $1.28       $1.21             --
                2018...     $1.28       $1.28             --
                2017...     $1.11       $1.28             --
                2016...     $1.05       $1.11             --
                2015...     $1.11       $1.05             --
                2014...     $1.06       $1.11             --
                2013...     $1.00       $1.06             --
               SFT GOVERNMENT MONEY MARKET SUB-ACCOUNT(AC):
                2018...     $0.81       $0.80             --
                2018...     $0.81       $0.81             --
                2017...     $0.83       $0.81             --
                2016...     $0.85       $0.83          5,847
                2015...     $0.87       $0.85         13,647
                2014...     $0.89       $0.87         73,159
                2013...     $0.92       $0.89         20,416
                2012...     $0.94       $0.92        211,362
                2011...     $0.96       $0.94        207,931
                2010...     $0.99       $0.96         19,121
                2009...     $1.01       $0.99         17,655
               SFT INDEX 400 MID-CAP SUB-ACCOUNT(AC):
                2018...     $2.81       $2.42         23,867
                2018...     $2.81       $2.81         36,712
                2017...     $2.49       $2.81         36,712
                2016...     $2.13       $2.49         46,116
                2015...     $2.24       $2.13         50,000
                2014...     $2.10       $2.24         51,693
                2013...     $1.63       $2.10         68,394
                2012...     $1.42       $1.63         70,700
                2011...     $1.49       $1.42         63,514
                2010...     $1.21       $1.49         52,782
                2009...     $0.91       $1.21         45,580
               SFT INDEX 500 SUB-ACCOUNT(AC):
                2018...     $2.25       $2.09             --
                2018...     $2.25       $2.25             --
                2017...     $1.91       $2.25             --
                2016...     $1.75       $1.91          2,530
                2015...     $1.78       $1.75          2,070
                2014...     $1.61       $1.78          5,462
                2013...     $1.26       $1.61          6,242
                2012...     $1.12       $1.26          7,096
                2011...     $1.13       $1.12          8,172
                2010...     $1.01       $1.13          9,690
                2009...     $0.82       $1.01         10,599

2.50% Variable Account Charge Continued



                        UNIT VALUE AT UNIT VALUE NUMBER OF UNITS
                        BEGINNING OF  AT END OF  OUTSTANDING AT
                           PERIOD       PERIOD    END OF PERIOD
                        ------------- ---------- ---------------
               SFT INTERNATIONAL BOND SUB-ACCOUNT(AC):
                2018...     $1.28       $1.26          3,799
                2018...     $1.28       $1.28         14,715
                2017...     $1.29       $1.28         14,715
                2016...     $1.29       $1.29         25,544
                2015...     $1.38       $1.29         33,411
                2014...     $1.39       $1.38         38,196
                2013...     $1.42       $1.39         62,451
                2012...     $1.26       $1.42         52,425
                2011...     $1.29       $1.26         64,764
                2010...     $1.16       $1.29         75,244
                2009...     $1.01       $1.16         70,516
               SFT IVY/SM/ GROWTH SUB-ACCOUNT(H)(I):
                2018...     $2.50       $2.49         41,437
                2018...     $2.50       $2.50         71,884
                2017...     $1.98       $2.50         71,884
                2016...     $2.01       $1.98         91,327
                2015...     $1.93       $2.01        118,206
                2014...     $1.75       $1.93        124,434
               SFT IVY/SM/ SMALL CAP GROWTH SUB-ACCOUNT(H)(J):
                2018...     $2.43       $2.27             --
                2018...     $2.43       $2.43             --
                2017...     $1.99       $2.43             --
                2016...     $1.68       $1.99          5,184
                2015...     $1.79       $1.68         10,587
                2014...     $1.68       $1.79         11,178
               SFT MANAGED VOLATILITY EQUITY SUB-ACCOUNT(O)(AC):
                2018...     $1.15       $1.07             --
                2018...     $1.15       $1.15             --
                2017...     $1.01       $1.15             --
                2016...     $1.00       $1.01             --
                2015...     $1.00       $1.00             --
               SFT REAL ESTATE SECURITIES SUB-ACCOUNT(AC):
                2018...     $2.41       $2.22         22,286
                2018...     $2.41       $2.41         30,881
                2017...     $2.34       $2.41         30,881
                2016...     $2.30       $2.34         34,735
                2015...     $2.25       $2.30         29,121
                2014...     $1.77       $2.25         31,496
                2013...     $1.79       $1.77         43,902
                2012...     $1.56       $1.79         44,909
                2011...     $1.52       $1.56         49,496
                2010...     $1.21       $1.52         39,037
                2009...     $0.99       $1.21         43,177
               SFT T. ROWE PRICE VALUE SUB-ACCOUNT(H)(L):
                2018...     $2.46       $2.16             --
                2018...     $2.46       $2.46         41,032
                2017...     $2.12       $2.46         41,032
                2016...     $1.97       $2.12         68,192
                2015...     $2.06       $1.97        116,264
                2014...     $1.93       $2.06        116,943





                        UNIT VALUE AT UNIT VALUE NUMBER OF UNITS
                        BEGINNING OF  AT END OF  OUTSTANDING AT
                           PERIOD       PERIOD    END OF PERIOD
                        ------------- ---------- ---------------
               SFT WELLINGTON CORE EQUITY SUB-ACCOUNT(H)(K)(Z):
                2018...     $2.54       $2.43         3,336
                2018...     $2.54       $2.54         4,140
                2017...     $2.15       $2.54         4,140
                2016...     $2.10       $2.15        21,748
                2015...     $2.13       $2.10        18,071
                2014...     $1.95       $2.13        17,653
               TEMPLETON DEVELOPING MARKETS VIP SUB-ACCOUNT:
                2018...     $2.23       $1.83         9,046
                2018...     $2.23       $2.23         9,337
                2017...     $1.63       $2.23         9,337
                2016...     $1.42       $1.63         9,613
                2015...     $1.81       $1.42         8,556
                2014...     $2.03       $1.81         8,121
                2013...     $2.10       $2.03         8,055
                2012...     $1.90       $2.10         7,922
                2011...     $2.32       $1.90        10,239
                2010...     $2.02       $2.32         8,197
                2009...     $1.20       $2.02           463
               TOPS(R) MANAGED RISK BALANCED ETF SUB-ACCOUNT(E):
                2018...     $1.11       $1.02            --
                2018...     $1.11       $1.11            --
                2017...     $1.03       $1.11            --
                2016...     $1.00       $1.03            --
                2015...     $1.07       $1.00            --
                2014...     $1.07       $1.07            --
                2013...     $1.01       $1.07            --
                2012...     $1.00       $1.01            --
               TOPS(R) MANAGED RISK FLEX ETF SUB-ACCOUNT(G):
                2018...     $1.06       $0.96            --
                2018...     $1.06       $1.06            --
                2017...     $0.97       $1.06            --
                2016...     $0.95       $0.97            --
                2015...     $1.02       $0.95            --
                2014...     $1.02       $1.02            --
                2013...     $1.00       $1.02            --
               TOPS(R) MANAGED RISK GROWTH ETF SUB-ACCOUNT(E):
                2018...     $1.18       $1.05            --
                2018...     $1.18       $1.18            --
                2017...     $1.03       $1.18            --
                2016...     $1.00       $1.03            --
                2015...     $1.13       $1.00            --
                2014...     $1.14       $1.13            --
                2013...     $1.01       $1.14            --
                2012...     $1.00       $1.01            --
               TOPS(R) MANAGED RISK MODERATE GROWTH ETF
                SUB-ACCOUNT(E):
                2018...     $1.17       $1.06            --
                2018...     $1.17       $1.17            --
                2017...     $1.05       $1.17            --
                2016...     $1.01       $1.05            --
                2015...     $1.11       $1.01            --
                2014...     $1.11       $1.11            --
                2013...     $1.01       $1.11            --
                2012...     $1.00       $1.01            --

2.70% Variable Account Charge



                        UNIT VALUE AT UNIT VALUE NUMBER OF UNITS
                        BEGINNING OF  AT END OF  OUTSTANDING AT
                           PERIOD       PERIOD    END OF PERIOD
                        ------------- ---------- ---------------
               AB VPS DYNAMIC ASSET ALLOCATION SUB-ACCOUNT(F):
                2018...     $1.13       $1.02            --
                2018...     $1.13       $1.13            --
                2017...     $1.02       $1.13            --
                2016...     $1.01       $1.02            --
                2015...     $1.05       $1.01            --
                2014...     $1.04       $1.05            --
                2013...     $1.00       $1.04            --
               AB VPS INTERNATIONAL VALUE SUB-ACCOUNT:
                2018...     $0.62       $0.46            --
                2018...     $0.62       $0.62            --
                2017...     $0.51       $0.62            --
                2016...     $0.52       $0.51            --
                2015...     $0.53       $0.52            --
                2014...     $0.58       $0.53            --
                2013...     $0.48       $0.58            --
                2012...     $0.43       $0.48            --
                2011...     $0.55       $0.43            --
                2010...     $0.55       $0.55            --
                2009...     $0.42       $0.55            --
               AMERICAN CENTURY VP INCOME & GROWTH SUB-ACCOUNT:
                2018...     $1.50       $1.35            --
                2018...     $1.50       $1.50            --
                2017...     $1.28       $1.50            --
                2016...     $1.16       $1.28            --
                2015...     $1.27       $1.16            --
                2014...     $1.16       $1.27            --
                2013...     $0.88       $1.16            --
                2012...     $0.79       $0.88            --
                2011...     $0.79       $0.79            --
                2010...     $0.71       $0.79            --
                2009...     $0.62       $0.71            --
               AMERICAN CENTURY VP INFLATION PROTECTION
                SUB-ACCOUNT:
                2018...     $1.09       $1.03         2,592
                2018...     $1.09       $1.09        12,404
                2017...     $1.08       $1.09        12,404
                2016...     $1.06       $1.08         1,999
                2015...     $1.12       $1.06         1,810
                2014...     $1.11       $1.12         1,701
                2013...     $1.25       $1.11         1,476
                2012...     $1.19       $1.25        21,876
                2011...     $1.10       $1.19        20,676
                2010...     $1.07       $1.10        23,323
                2009...     $1.00       $1.07        21,885
               AMERICAN FUNDS IS GLOBAL BOND SUB-ACCOUNT(C):
                2018...     $0.92       $0.89            --
                2018...     $0.92       $0.92            --
                2017...     $0.89       $0.92            --
                2016...     $0.89       $0.89            --
                2015...     $0.95       $0.89            --
                2014...     $0.96       $0.95            --
                2013...     $1.02       $0.96            --
                2012...     $0.98       $1.02            --
                2011...     $1.00       $0.98            --





                        UNIT VALUE AT UNIT VALUE NUMBER OF UNITS
                        BEGINNING OF  AT END OF  OUTSTANDING AT
                           PERIOD       PERIOD    END OF PERIOD
                        ------------- ---------- ---------------
               AMERICAN FUNDS IS GLOBAL GROWTH SUB-ACCOUNT(C):
                2018...     $1.60       $1.42            --
                2018...     $1.60       $1.60            --
                2017...     $1.25       $1.60            --
                2016...     $1.28       $1.25            --
                2015...     $1.23       $1.28            --
                2014...     $1.23       $1.23            --
                2013...     $0.98       $1.23            --
                2012...     $0.82       $0.98            --
                2011...     $1.00       $0.82            --
               AMERICAN FUNDS IS GLOBAL SMALL CAPITALIZATION
                SUB-ACCOUNT(C):
                2018...     $1.28       $1.12            --
                2018...     $1.28       $1.28        14,849
                2017...     $1.05       $1.28        14,849
                2016...     $1.05       $1.05            --
                2015...     $1.08       $1.05            --
                2014...     $1.09       $1.08            --
                2013...     $0.87       $1.09            --
                2012...     $0.76       $0.87            --
                2011...     $1.00       $0.76            --
               AMERICAN FUNDS IS GROWTH SUB-ACCOUNT(C):
                2018...     $1.83       $1.77            --
                2018...     $1.83       $1.83            --
                2017...     $1.46       $1.83            --
                2016...     $1.37       $1.46            --
                2015...     $1.32       $1.37            --
                2014...     $1.25       $1.32            --
                2013...     $0.99       $1.25            --
                2012...     $0.86       $0.99            --
                2011...     $1.00       $0.86            --
               AMERICAN FUNDS IS GROWTH-INCOME SUB-ACCOUNT(C):
                2018...     $1.84       $1.75            --
                2018...     $1.84       $1.84            --
                2017...     $1.54       $1.84            --
                2016...     $1.42       $1.54            --
                2015...     $1.44       $1.42            --
                2014...     $1.33       $1.44            --
                2013...     $1.03       $1.33            --
                2012...     $0.90       $1.03            --
                2011...     $1.00       $0.90            --
               AMERICAN FUNDS IS INTERNATIONAL SUB-ACCOUNT(C):
                2018...     $1.20       $1.01            --
                2018...     $1.20       $1.20        44,573
                2017...     $0.93       $1.20        44,573
                2016...     $0.92       $0.93        35,760
                2015...     $1.00       $0.92        35,392
                2014...     $1.05       $1.00        33,964
                2013...     $0.89       $1.05        33,054
                2012...     $0.77       $0.89            --
                2011...     $1.00       $0.77            --

2.70% Variable Account Charge Continued



                        UNIT VALUE AT UNIT VALUE NUMBER OF UNITS
                        BEGINNING OF  AT END OF  OUTSTANDING AT
                           PERIOD       PERIOD    END OF PERIOD
                        ------------- ---------- ---------------
               AMERICAN FUNDS IS NEW WORLD(R) SUB-ACCOUNT(C):
                2018...     $1.09       $0.92            --
                2018...     $1.09       $1.09        17,420
                2017...     $0.87       $1.09        17,420
                2016...     $0.85       $0.87            --
                2015...     $0.90       $0.85            --
                2014...     $1.00       $0.90            --
                2013...     $0.93       $1.00            --
                2012...     $0.81       $0.93            --
                2011...     $1.00       $0.81            --
               AMERICAN FUNDS IS U.S. GOVERNMENT/AAA-RATED
                SECURITIES SUB-ACCOUNT(C):
                2018...     $0.96       $0.94            --
                2018...     $0.96       $0.96            --
                2017...     $0.97       $0.96            --
                2016...     $0.99       $0.97            --
                2015...     $1.00       $0.99            --
                2014...     $0.98       $1.00            --
                2013...     $1.04       $0.98            --
                2012...     $1.05       $1.04            --
                2011...     $1.00       $1.05            --
               CLEARBRIDGE VARIABLE SMALL CAP GROWTH
                SUB-ACCOUNT(N):
                2018...     $1.17       $1.17            --
                2018...     $1.17       $1.17            --
                2017...     $0.97       $1.17            --
                2016...     $0.94       $0.97            --
                2015...     $1.00       $0.94            --
               FIDELITY(R) VIP FUNDS EQUITY-INCOME SUB-ACCOUNT:
                2018...     $1.32       $1.17            --
                2018...     $1.32       $1.32            --
                2017...     $1.20       $1.32            --
                2016...     $1.05       $1.20            --
                2015...     $1.12       $1.05            --
                2014...     $1.07       $1.12         1,523
                2013...     $0.86       $1.07         1,612
                2012...     $0.75       $0.86         1,729
                2011...     $0.77       $0.75         1,947
                2010...     $0.69       $0.77         2,020
                2009...     $0.54       $0.69         1,960
               FIDELITY(R) VIP FUNDS MID CAP SUB-ACCOUNT:
                2018...     $1.67       $1.38            --
                2018...     $1.67       $1.67            --
                2017...     $1.42       $1.67            --
                2016...     $1.31       $1.42            --
                2015...     $1.36       $1.31            --
                2014...     $1.32       $1.36            --
                2013...     $1.00       $1.32            --
                2012...     $0.90       $1.00            --
                2011...     $1.03       $0.90            --
                2010...     $0.83       $1.03            --
                2009...     $0.61       $0.83            --





                        UNIT VALUE AT UNIT VALUE NUMBER OF UNITS
                        BEGINNING OF  AT END OF  OUTSTANDING AT
                           PERIOD       PERIOD    END OF PERIOD
                        ------------- ---------- ---------------
               FRANKLIN MUTUAL SHARES VIP SUB-ACCOUNT:
                2018...     $1.26       $1.11            --
                2018...     $1.26       $1.26            --
                2017...     $1.19       $1.26            --
                2016...     $1.06       $1.19            --
                2015...     $1.14       $1.06            --
                2014...     $1.09       $1.14            --
                2013...     $0.88       $1.09            --
                2012...     $0.79       $0.88            --
                2011...     $0.82       $0.79            --
                2010...     $0.76       $0.82            --
                2009...     $0.62       $0.76            --
               FRANKLIN SMALL CAP VALUE VIP SUB-ACCOUNT:
                2018...     $1.60       $1.36         1,033
                2018...     $1.60       $1.60           968
                2017...     $1.49       $1.60           968
                2016...     $1.17       $1.49         1,148
                2015...     $1.30       $1.17           999
                2014...     $1.33       $1.30           955
                2013...     $1.00       $1.33         1,017
                2012...     $0.87       $1.00         7,147
                2011...     $0.93       $0.87         8,325
                2010...     $0.74       $0.93         8,047
                2009...     $0.59       $0.74         6,736
               FRANKLIN SMALL-MID CAP GROWTH VIP SUB-ACCOUNT:
                2018...     $1.57       $1.44            --
                2018...     $1.57       $1.57            --
                2017...     $1.32       $1.57            --
                2016...     $1.31       $1.32            --
                2015...     $1.38       $1.31            --
                2014...     $1.32       $1.38            --
                2013...     $0.98       $1.32            --
                2012...     $0.91       $0.98            --
                2011...     $0.98       $0.91            --
                2010...     $0.79       $0.98            --
                2009...     $0.56       $0.79            --
               GOLDMAN SACHS VIT GLOBAL TRENDS ALLOCATION
                SUB-ACCOUNT(F):
                2018...     $1.07       $1.00            --
                2018...     $1.07       $1.07            --
                2017...     $0.97       $1.07            --
                2016...     $0.96       $0.97            --
                2015...     $1.04       $0.96            --
                2014...     $1.03       $1.04            --
                2013...     $1.00       $1.03            --
               GOLDMAN SACHS VIT HIGH QUALITY FLOATING RATE
                SUB-ACCOUNT(B):
                2018...     $0.94       $0.92            --
                2018...     $0.94       $0.94            --
                2017...     $0.95       $0.94            --
                2016...     $0.96       $0.95            --
                2015...     $0.99       $0.96            --
                2014...     $1.02       $0.99            --
                2013...     $1.05       $1.02            --
                2012...     $1.05       $1.05            --
                2011...     $1.01       $1.05            --
                2010...     $1.00       $1.01            --

2.70% Variable Account Charge Continued



                        UNIT VALUE AT UNIT VALUE NUMBER OF UNITS
                        BEGINNING OF  AT END OF  OUTSTANDING AT
                           PERIOD       PERIOD    END OF PERIOD
                        ------------- ---------- ---------------
               INVESCO V.I. AMERICAN VALUE SUB-ACCOUNT:
                2018...     $1.42       $1.21            --
                2018...     $1.42       $1.42        10,703
                2017...     $1.33       $1.42        10,703
                2016...     $1.19       $1.33        14,015
                2015...     $1.35       $1.19        12,563
                2014...     $1.27       $1.35        12,673
                2013...     $0.97       $1.27        13,035
                2012...     $0.85       $0.97            --
                2011...     $0.87       $0.85            --
                2010...     $0.73       $0.87            --
                2009...     $0.54       $0.73            --
               INVESCO V.I. COMSTOCK SUB-ACCOUNT:
                2018...     $1.56       $1.33            --
                2018...     $1.56       $1.56            --
                2017...     $1.36       $1.56            --
                2016...     $1.19       $1.36            --
                2015...     $1.31       $1.19            --
                2014...     $1.23       $1.31            --
                2013...     $0.93       $1.23            --
                2012...     $0.81       $0.93            --
                2011...     $0.85       $0.81            --
                2010...     $0.75       $0.85            --
                2009...     $0.60       $0.75            --
               INVESCO V.I. EQUITY AND INCOME SUB-ACCOUNT(D):
                2018...     $1.24       $1.09            --
                2018...     $1.24       $1.24            --
                2017...     $1.15       $1.24            --
                2016...     $1.03       $1.15            --
                2015...     $1.08       $1.03            --
                2014...     $1.02       $1.08            --
                2013...     $0.84       $1.02            --
                2012...     $0.77       $0.84            --
                2011...     $0.80       $0.77            --
                2010...     $0.77       $0.80            --
                2009...     $0.59       $0.77            --
               INVESCO V.I. GROWTH AND INCOME SUB-ACCOUNT:
                2018...     $1.56       $1.31            --
                2018...     $1.56       $1.56            --
                2017...     $1.40       $1.56            --
                2016...     $1.21       $1.40            --
                2015...     $1.28       $1.21            --
                2014...     $1.20       $1.28            --
                2013...     $0.92       $1.20            --
                2012...     $0.83       $0.92            --
                2011...     $0.87       $0.83            --
                2010...     $0.80       $0.87            --
                2009...     $0.66       $0.80            --





                        UNIT VALUE AT UNIT VALUE NUMBER OF UNITS
                        BEGINNING OF  AT END OF  OUTSTANDING AT
                           PERIOD       PERIOD    END OF PERIOD
                        ------------- ---------- ---------------
               INVESCO V.I. SMALL CAP EQUITY SUB-ACCOUNT:
                2018...     $1.41       $1.16         1,512
                2018...     $1.41       $1.41         1,488
                2017...     $1.27       $1.41         1,488
                2016...     $1.17       $1.27         1,563
                2015...     $1.27       $1.17         1,336
                2014...     $1.28       $1.27         1,306
                2013...     $0.96       $1.28         1,406
                2012...     $0.87       $0.96         7,486
                2011...     $0.90       $0.87         8,547
                2010...     $0.72       $0.90         8,682
                2009...     $0.61       $0.72         7,027
               IVY VIP ASSET STRATEGY SUB-ACCOUNT:
                2018...     $1.29       $1.18            --
                2018...     $1.29       $1.29            --
                2017...     $1.12       $1.29            --
                2016...     $1.18       $1.12        15,327
                2015...     $1.32       $1.18         6,474
                2014...     $1.43       $1.32         6,048
                2013...     $1.18       $1.43         5,791
                2012...     $1.01       $1.18            --
                2011...     $1.12       $1.01            --
                2010...     $1.06       $1.12            --
                2009...     $0.87       $1.06            --
               IVY VIP BALANCED SUB-ACCOUNT:
                2018...     $1.45       $1.37            --
                2018...     $1.45       $1.45            --
                2017...     $1.34       $1.45            --
                2016...     $1.35       $1.34            --
                2015...     $1.39       $1.35            --
                2014...     $1.33       $1.39            --
                2013...     $1.10       $1.33            --
                2012...     $1.01       $1.10            --
                2011...     $1.01       $1.01            --
                2010...     $0.88       $1.01            --
                2009...     $0.80       $0.88            --
               IVY VIP CORE EQUITY SUB-ACCOUNT:
                2018...     $1.73       $1.61            --
                2018...     $1.73       $1.73            --
                2017...     $1.47       $1.73            --
                2016...     $1.46       $1.47        35,410
                2015...     $1.51       $1.46        21,160
                2014...     $1.41       $1.51        21,423
                2013...     $1.09       $1.41        22,925
                2012...     $0.94       $1.09            --
                2011...     $0.95       $0.94            --
                2010...     $0.81       $0.95            --
                2009...     $0.67       $0.81            --

2.70% Variable Account Charge Continued



                        UNIT VALUE AT UNIT VALUE NUMBER OF UNITS
                        BEGINNING OF  AT END OF  OUTSTANDING AT
                           PERIOD       PERIOD    END OF PERIOD
                        ------------- ---------- ---------------
               IVY VIP GLOBAL GROWTH SUB-ACCOUNT:
                2018...     $1.18       $1.07            --
                2018...     $1.18       $1.18            --
                2017...     $0.97       $1.18            --
                2016...     $1.03       $0.97            --
                2015...     $1.02       $1.03         3,668
                2014...     $1.04       $1.02         3,894
                2013...     $0.90       $1.04         4,125
                2012...     $0.78       $0.90         4,675
                2011...     $0.86       $0.78        11,865
                2010...     $0.77       $0.86        12,044
                2009...     $0.63       $0.77            --
               IVY VIP HIGH INCOME SUB-ACCOUNT(F)(M):
                2018...     $1.08       $1.03            --
                2018...     $1.08       $1.08        16,857
                2017...     $1.04       $1.08        16,857
                2016...     $0.92       $1.04            --
                2015...     $1.01       $0.92        11,767
                2014...     $1.02       $1.01        14,325
                2013...     $1.00       $1.02            --
               IVY VIP INTERNATIONAL CORE EQUITY SUB-ACCOUNT:
                2018...     $1.11       $0.89         5,697
                2018...     $1.11       $1.11         5,996
                2017...     $0.92       $1.11         5,996
                2016...     $0.94       $0.92         5,908
                2015...     $0.97       $0.94         2,082
                2014...     $0.99       $0.97         3,112
                2013...     $0.81       $0.99         3,195
                2012...     $0.74       $0.81        15,274
                2011...     $0.88       $0.74        15,150
                2010...     $0.79       $0.88        13,987
                2009...     $0.59       $0.79        11,747
               IVY VIP MID CAP GROWTH SUB-ACCOUNT:
                2018...     $1.96       $1.91            --
                2018...     $1.96       $1.96            --
                2017...     $1.59       $1.96            --
                2016...     $1.54       $1.59        10,944
                2015...     $1.68       $1.54         7,358
                2014...     $1.60       $1.68         7,469
                2013...     $1.26       $1.60         7,424
                2012...     $1.14       $1.26            --
                2011...     $1.18       $1.14            --
                2010...     $0.92       $1.18            --
                2009...     $0.65       $0.92            --
               IVY VIP NATURAL RESOURCES SUB-ACCOUNT(Q):
                2018...     $0.51       $0.38            --
                2018...     $0.51       $0.51        22,823
                2017...     $0.51       $0.51        22,823
                2016...     $0.43       $0.51            --
                2015...     $0.56       $0.43         7,233
                2014...     $0.67       $0.56         7,677
                2013...     $0.63       $0.67         8,133
                2012...     $0.64       $0.63         9,219
                2011...     $0.84       $0.64         9,359
                2010...     $0.73       $0.84         3,405
                2009...     $0.43       $0.73            --





                        UNIT VALUE AT UNIT VALUE NUMBER OF UNITS
                        BEGINNING OF  AT END OF  OUTSTANDING AT
                           PERIOD       PERIOD    END OF PERIOD
                        ------------- ---------- ---------------
               IVY VIP PATHFINDER MODERATE -- MANAGED
                VOLATILITY SUB-ACCOUNT(G):
                2018...     $1.12       $1.05            --
                2018...     $1.12       $1.12            --
                2017...     $1.01       $1.12            --
                2016...     $1.02       $1.01            --
                2015...     $1.05       $1.02            --
                2014...     $1.04       $1.05            --
                2013...     $1.00       $1.04            --
               IVY VIP PATHFINDER MODERATELY AGGRESSIVE --
                MANAGED VOLATILITY SUB-ACCOUNT(G):
                2018...     $1.15       $1.07            --
                2018...     $1.15       $1.15            --
                2017...     $1.02       $1.15            --
                2016...     $1.03       $1.02            --
                2015...     $1.06       $1.03            --
                2014...     $1.05       $1.06            --
                2013...     $1.00       $1.05            --
               IVY VIP PATHFINDER MODERATELY CONSERVATIVE --
                MANAGED VOLATILITY SUB-ACCOUNT(G):
                2018...     $1.08       $1.02            --
                2018...     $1.08       $1.08            --
                2017...     $0.99       $1.08            --
                2016...     $1.01       $0.99            --
                2015...     $1.04       $1.01            --
                2014...     $1.03       $1.04            --
                2013...     $1.00       $1.03            --
               IVY VIP SCIENCE AND TECHNOLOGY SUB-ACCOUNT:
                2018...     $2.24       $2.06            --
                2018...     $2.24       $2.24            --
                2017...     $1.74       $2.24            --
                2016...     $1.76       $1.74        10,109
                2015...     $1.86       $1.76        10,793
                2014...     $1.86       $1.86        10,734
                2013...     $1.22       $1.86        11,142
                2012...     $0.98       $1.22         6,916
                2011...     $1.07       $0.98         7,400
                2010...     $0.97       $1.07         7,572
                2009...     $0.70       $0.97         5,111
               IVY VIP SMALL CAP CORE SUB-ACCOUNT(R):
                2018...     $1.87       $1.63            --
                2018...     $1.87       $1.87            --
                2017...     $1.69       $1.87            --
                2016...     $1.35       $1.69            --
                2015...     $1.47       $1.35            --
                2014...     $1.41       $1.47           659
                2013...     $1.08       $1.41           665
                2012...     $0.94       $1.08           757
                2011...     $1.11       $0.94           864
                2010...     $0.90       $1.11           801
                2009...     $0.71       $0.90           829

2.70% Variable Account Charge Continued



                        UNIT VALUE AT UNIT VALUE NUMBER OF UNITS
                        BEGINNING OF  AT END OF  OUTSTANDING AT
                           PERIOD       PERIOD    END OF PERIOD
                        ------------- ---------- ---------------
               IVY VIP SMALL CAP GROWTH SUB-ACCOUNT(AD):
                2018...     $1.45       $1.48          --
                2018...     $1.45       $1.45          --
                2017...     $1.37       $1.45          --
                2016...     $1.24       $1.37          --
                2015...     $1.40       $1.24          --
                2014...     $1.46       $1.40          --
                2013...     $0.96       $1.46          --
                2012...     $0.88       $0.96          --
                2011...     $0.97       $0.88          --
                2010...     $0.71       $0.97          --
                2009...     $0.51       $0.71          --
               IVY VIP VALUE SUB-ACCOUNT:
                2018...     $1.50       $1.35          --
                2018...     $1.50       $1.50          --
                2017...     $1.37       $1.50          --
                2016...     $1.26       $1.37          --
                2015...     $1.35       $1.26          --
                2014...     $1.25       $1.35          --
                2013...     $0.95       $1.25          --
                2012...     $0.82       $0.95          --
                2011...     $0.91       $0.82          --
                2010...     $0.79       $0.91          --
                2009...     $0.64       $0.79          --
               JANUS HENDERSON BALANCED SUB-ACCOUNT(U):
                2018...     $1.65       $1.62          --
                2018...     $1.65       $1.65          --
                2017...     $1.44       $1.65          --
                2016...     $1.42       $1.44          --
                2015...     $1.45       $1.42          --
                2014...     $1.38       $1.45          --
                2013...     $1.18       $1.38          --
                2012...     $1.07       $1.18          --
                2011...     $1.08       $1.07          --
                2010...     $1.03       $1.08          --
                2009...     $0.84       $1.03          --
               JANUS HENDERSON FLEXIBLE BOND SUB-ACCOUNT(N)(V):
                2018...     $0.97       $0.93          --
                2018...     $0.97       $0.97          --
                2017...     $0.96       $0.97          --
                2016...     $0.97       $0.96          --
                2015...     $1.00       $0.97          --
               JANUS HENDERSON FORTY SUB-ACCOUNT(W):
                2018...     $1.88       $1.86          --
                2018...     $1.88       $1.88          --
                2017...     $1.48       $1.88          --
                2016...     $1.49       $1.48          --
                2015...     $1.37       $1.49          --
                2014...     $1.30       $1.37          --
                2013...     $1.02       $1.30          --
                2012...     $0.85       $1.02          --
                2011...     $0.93       $0.85          --
                2010...     $0.90       $0.93          --
                2009...     $0.63       $0.90          --





                        UNIT VALUE AT UNIT VALUE NUMBER OF UNITS
                        BEGINNING OF  AT END OF  OUTSTANDING AT
                           PERIOD       PERIOD    END OF PERIOD
                        ------------- ---------- ---------------
               JANUS HENDERSON MID CAP VALUE SUB-ACCOUNT(X):
                2018...     $1.52       $1.27         1,088
                2018...     $1.52       $1.52         1,025
                2017...     $1.37       $1.52         1,025
                2016...     $1.19       $1.37         1,137
                2015...     $1.27       $1.19           999
                2014...     $1.20       $1.27         1,022
                2013...     $0.98       $1.20         1,044
                2012...     $0.91       $0.98         6,893
                2011...     $0.96       $0.91         7,330
                2010...     $0.86       $0.96         7,267
                2009...     $0.66       $0.86         6,077
               JANUS HENDERSON OVERSEAS SUB-ACCOUNT(Y):
                2018...     $0.78       $0.65         4,677
                2018...     $0.78       $0.78         5,108
                2017...     $0.62       $0.78         5,108
                2016...     $0.68       $0.62        32,152
                2015...     $0.76       $0.68         8,389
                2014...     $0.89       $0.76         8,220
                2013...     $0.80       $0.89         7,707
                2012...     $0.73       $0.80         7,927
                2011...     $1.11       $0.73         7,310
                2010...     $0.91       $1.11         5,465
                2009...     $0.52       $0.91         5,250
               MFS(R) MID CAP GROWTH SERIES SUB-ACCOUNT:
                2018...     $1.55       $1.53            --
                2018...     $1.55       $1.55            --
                2017...     $1.26       $1.55            --
                2016...     $1.24       $1.26            --
                2015...     $1.22       $1.24            --
                2014...     $1.15       $1.22            --
                2013...     $0.86       $1.15            --
                2012...     $0.76       $0.86            --
                2011...     $0.83       $0.76            --
                2010...     $0.66       $0.83            --
                2009...     $0.48       $0.66            --
               MFS(R) VIT II INTERNATIONAL VALUE SUB-ACCOUNT(N):
                2018...     $1.19       $1.05            --
                2018...     $1.19       $1.19            --
                2017...     $0.97       $1.19            --
                2016...     $0.96       $0.97            --
                2015...     $1.00       $0.96            --
               MORGAN STANLEY VIF EMERGING MARKETS EQUITY
                SUB-ACCOUNT(S):
                2018...     $0.77       $0.62         1,352
                2018...     $0.77       $0.77         1,547
                2017...     $0.58       $0.77         1,547
                2016...     $0.56       $0.58         1,614
                2015...     $0.65       $0.56        19,765
                2014...     $0.70       $0.65        20,849
                2013...     $0.72       $0.70        21,800
                2012...     $0.62       $0.72        32,782
                2011...     $0.78       $0.62        33,477
                2010...     $0.67       $0.78        20,515
                2009...     $0.41       $0.67         7,748

2.70% Variable Account Charge Continued



                        UNIT VALUE AT UNIT VALUE NUMBER OF UNITS
                        BEGINNING OF  AT END OF  OUTSTANDING AT
                           PERIOD       PERIOD    END OF PERIOD
                        ------------- ---------- ---------------
               MORNINGSTAR AGGRESSIVE GROWTH ETF ASSET
                ALLOCATION SUB-ACCOUNT:
                2018...     $1.15       $1.02            --
                2018...     $1.15       $1.15            --
                2017...     $0.99       $1.15            --
                2016...     $0.91       $0.99            --
                2015...     $0.87       $0.91            --
                2014...     $0.95       $0.96            --
                2013...     $0.82       $0.95            --
                2012...     $0.74       $0.82            --
                2011...     $0.80       $0.74            --
                2010...     $0.71       $0.80            --
                2009...     $0.58       $0.71            --
               MORNINGSTAR BALANCED ETF ASSET ALLOCATION
                SUB-ACCOUNT:
                2018...     $1.16       $1.06            --
                2018...     $1.16       $1.16            --
                2017...     $1.05       $1.16            --
                2016...     $0.99       $1.05            --
                2015...     $1.04       $0.99            --
                2014...     $1.03       $1.04            --
                2013...     $0.94       $1.03            --
                2012...     $0.87       $0.94            --
                2011...     $0.91       $0.87            --
                2010...     $0.83       $0.91            --
                2009...     $0.72       $0.83            --
               MORNINGSTAR CONSERVATIVE ETF ASSET ALLOCATION
                SUB-ACCOUNT:
                2018...     $1.05       $0.99            --
                2018...     $1.05       $1.05            --
                2017...     $1.01       $1.05            --
                2016...     $0.99       $1.01            --
                2015...     $1.03       $0.99            --
                2014...     $1.03       $1.03            --
                2013...     $1.03       $1.03            --
                2012...     $1.01       $1.03            --
                2011...     $1.01       $1.01            --
                2010...     $0.96       $1.01            --
                2009...     $0.92       $0.96            --
               MORNINGSTAR GROWTH ETF ASSET ALLOCATION
                SUB-ACCOUNT:
                2018...     $1.17       $1.04            --
                2018...     $1.17       $1.17            --
                2017...     $1.02       $1.17            --
                2016...     $0.96       $1.02            --
                2015...     $1.01       $0.96        23,856
                2014...     $0.99       $1.01        25,322
                2013...     $0.87       $0.99        26,826
                2012...     $0.79       $0.87        30,406
                2011...     $0.85       $0.79        30,867
                2010...     $0.76       $0.85        19,266
                2009...     $0.63       $0.76        78,230





                        UNIT VALUE AT UNIT VALUE NUMBER OF UNITS
                        BEGINNING OF  AT END OF  OUTSTANDING AT
                           PERIOD       PERIOD    END OF PERIOD
                        ------------- ---------- ---------------
               MORNINGSTAR INCOME AND GROWTH ETF ASSET
                ALLOCATION SUB-ACCOUNT:
                2018...     $1.10       $1.02             --
                2018...     $1.10       $1.10         63,233
                2017...     $1.02       $1.10         63,233
                2016...     $0.99       $1.02        139,574
                2015...     $1.03       $0.99        123,416
                2014...     $1.03       $1.03        125,313
                2013...     $0.98       $1.03        127,239
                2012...     $0.94       $0.98        129,193
                2011...     $0.95       $0.94        131,216
                2010...     $0.89       $0.95        133,267
                2009...     $0.81       $0.89        135,353
               NEUBERGER BERMAN AMT SOCIALLY RESPONSIVE
                SUB-ACCOUNT:
                2018...     $1.50       $1.37             --
                2018...     $1.50       $1.50             --
                2017...     $1.30       $1.50             --
                2016...     $1.22       $1.30             --
                2015...     $1.26       $1.22             --
                2014...     $1.18       $1.26             --
                2013...     $0.88       $1.18             --
                2012...     $0.82       $0.88             --
                2011...     $0.87       $0.82             --
                2010...     $0.72       $0.87             --
                2009...     $0.57       $0.72             --
               OPPENHEIMER INTERNATIONAL GROWTH/VA SUB-ACCOUNT:
                2018...     $1.20       $0.94             --
                2018...     $1.20       $1.20             --
                2017...     $0.97       $1.20             --
                2016...     $1.03       $0.97             --
                2015...     $1.02       $1.03             --
                2014...     $1.13       $1.02             --
                2013...     $0.93       $1.13             --
                2012...     $0.78       $0.93             --
                2011...     $0.87       $0.78             --
                2010...     $0.78       $0.87             --
                2009...     $0.58       $0.78             --
               OPPENHEIMER MAIN STREET SMALL CAP(R)/VA
                SUB-ACCOUNT:
                2018...     $1.64       $1.42             --
                2018...     $1.64       $1.64             --
                2017...     $1.48       $1.64             --
                2016...     $1.29       $1.48             --
                2015...     $1.41       $1.29             --
                2014...     $1.30       $1.41             --
                2013...     $0.95       $1.30             --
                2012...     $0.83       $0.95             --
                2011...     $0.87       $0.83             --
                2010...     $0.73       $0.87             --
                2009...     $0.55       $0.73             --

2.70% Variable Account Charge Continued



                        UNIT VALUE AT UNIT VALUE NUMBER OF UNITS
                        BEGINNING OF  AT END OF  OUTSTANDING AT
                           PERIOD       PERIOD    END OF PERIOD
                        ------------- ---------- ---------------
               PIMCO VIT GLOBAL DIVERSIFIED ALLOCATION
                SUB-ACCOUNT(F):
                2018...     $1.17       $1.03            --
                2018...     $1.17       $1.17            --
                2017...     $1.02       $1.17            --
                2016...     $0.98       $1.02            --
                2015...     $1.06       $0.98            --
                2014...     $1.03       $1.06            --
                2013...     $1.00       $1.03            --
               PIMCO VIT LOW DURATION SUB-ACCOUNT(B):
                2018...     $0.92       $0.90            --
                2018...     $0.92       $0.92            --
                2017...     $0.93       $0.92            --
                2016...     $0.95       $0.93            --
                2015...     $0.97       $0.95            --
                2014...     $0.99       $0.97            --
                2013...     $1.02       $0.99            --
                2012...     $0.99       $1.02            --
                2011...     $1.01       $0.99            --
                2010...     $1.00       $1.01            --
               PIMCO VIT TOTAL RETURN SUB-ACCOUNT(B):
                2018...     $1.06       $1.02            --
                2018...     $1.06       $1.06        24,094
                2017...     $1.04       $1.06        24,094
                2016...     $1.04       $1.04        49,054
                2015...     $1.06       $1.04        51,772
                2014...     $1.05       $1.06        54,293
                2013...     $1.10       $1.05        53,109
                2012...     $1.03       $1.10         8,180
                2011...     $1.02       $1.03         8,304
                2010...     $1.00       $1.02            --
               PUTNAM VT EQUITY INCOME SUB-ACCOUNT(A)(T):
                2018...     $1.39       $1.24            --
                2018...     $1.39       $1.39            --
                2017...     $1.20       $1.39            --
                2016...     $1.09       $1.20            --
                2015...     $1.15       $1.09            --
                2014...     $1.05       $1.15            --
                2013...     $0.81       $1.05            --
                2012...     $0.70       $0.81            --
                2011...     $0.71       $0.70            --
                2010...     $0.65       $0.71            --
                2009...     $0.51       $0.65            --
               PUTNAM VT GROWTH OPPORTUNITIES SUB-ACCOUNT(P):
                2018...     $1.86       $1.86            --
                2018...     $1.86       $1.86            --
                2017...     $1.46       $1.86            --
                2016...     $1.46       $1.46            --
                2015...     $1.60       $1.46            --
                2014...     $1.50       $1.60            --
                2013...     $1.07       $1.50            --
                2012...     $0.96       $1.07            --
                2011...     $1.21       $0.96            --
                2010...     $1.03       $1.21            --
                2009...     $0.64       $1.03            --





                        UNIT VALUE AT UNIT VALUE NUMBER OF UNITS
                        BEGINNING OF  AT END OF  OUTSTANDING AT
                           PERIOD       PERIOD    END OF PERIOD
                        ------------- ---------- ---------------
               PUTNAM VT INTERNATIONAL EQUITY SUB-ACCOUNT:
                2018...     $0.90       $0.71            --
                2018...     $0.90       $0.90            --
                2017...     $0.73       $0.90            --
                2016...     $0.77       $0.73            --
                2015...     $0.79       $0.77        10,021
                2014...     $0.87       $0.79         9,937
                2013...     $0.70       $0.87         9,589
                2012...     $0.59       $0.70        10,093
                2011...     $0.73       $0.59         9,948
                2010...     $0.68       $0.73         9,091
                2009...     $0.56       $0.68         8,772
               PUTNAM VT SUSTAINABLE LEADERS SUB-ACCOUNT(AA):
                2018...     $1.82       $1.75            --
                2018...     $1.82       $1.82            --
                2017...     $1.45       $1.82            --
                2016...     $1.38       $1.45            --
                2015...     $1.42       $1.38            --
                2014...     $1.29       $1.42            --
                2013...     $0.97       $1.29            --
                2012...     $0.85       $0.97            --
                2011...     $0.92       $0.85            --
                2010...     $0.79       $0.92            --
                2009...     $0.62       $0.79            --
               SFT CORE BOND SUB-ACCOUNT(AB)(AE):
                2018...     $1.11       $1.07         5,590
                2018...     $1.11       $1.11        31,201
                2017...     $1.09       $1.11        31,201
                2016...     $1.07       $1.09        51,140
                2015...     $1.10       $1.07        39,800
                2014...     $1.06       $1.10        48,211
                2013...     $1.10       $1.06        47,449
                2012...     $1.05       $1.10        42,409
                2011...     $1.00       $1.05        39,736
                2010...     $0.94       $1.00        43,696
                2009...     $0.83       $0.94        42,207
               SFT DYNAMIC MANAGED VOLATILITY
                SUB-ACCOUNT(F)(AC):
                2018...     $1.27       $1.20            --
                2018...     $1.27       $1.27        30,162
                2017...     $1.11       $1.27        30,162
                2016...     $1.04       $1.11            --
                2015...     $1.11       $1.04            --
                2014...     $1.05       $1.11            --
                2013...     $1.00       $1.05            --
               SFT GOVERNMENT MONEY MARKET SUB-ACCOUNT(AC):
                2018...     $0.79       $0.77            --
                2018...     $0.79       $0.79            --
                2017...     $0.81       $0.79            --
                2016...     $0.83       $0.81            --
                2015...     $0.85       $0.83            --
                2014...     $0.87       $0.85         1,362
                2013...     $0.90       $0.87         1,265
                2012...     $0.92       $0.90         7,064
                2011...     $0.95       $0.92         6,063
                2010...     $0.97       $0.95         6,382
                2009...     $1.00       $0.97         5,888

2.70% Variable Account Charge Continued



                        UNIT VALUE AT UNIT VALUE NUMBER OF UNITS
                        BEGINNING OF  AT END OF  OUTSTANDING AT
                           PERIOD       PERIOD    END OF PERIOD
                        ------------- ---------- ---------------
               SFT INDEX 400 MID-CAP SUB-ACCOUNT(AC):
                2018...     $1.88       $1.62         2,013
                2018...     $1.88       $1.88         1,976
                2017...     $1.67       $1.88         1,976
                2016...     $1.43       $1.67         2,216
                2015...     $1.51       $1.43         1,033
                2014...     $1.42       $1.51         2,479
                2013...     $1.10       $1.42         2,581
                2012...     $0.96       $1.10        10,004
                2011...     $1.01       $0.96        11,323
                2010...     $0.83       $1.01        11,319
                2009...     $0.62       $0.83        10,480
               SFT INDEX 500 SUB-ACCOUNT(AC):
                2018...     $1.66       $1.54            --
                2018...     $1.66       $1.66        30,236
                2017...     $1.41       $1.66        30,236
                2016...     $1.30       $1.41        38,553
                2015...     $1.32       $1.30        23,581
                2014...     $1.20       $1.32        24,488
                2013...     $0.93       $1.20        26,728
                2012...     $0.83       $0.93            --
                2011...     $0.84       $0.83            --
                2010...     $0.75       $0.84            --
                2009...     $0.62       $0.75            --
               SFT INTERNATIONAL BOND SUB-ACCOUNT(AC):
                2018...     $1.29       $1.27         1,284
                2018...     $1.29       $1.29        23,173
                2017...     $1.31       $1.29        23,173
                2016...     $1.31       $1.31           987
                2015...     $1.40       $1.31           893
                2014...     $1.41       $1.40         2,281
                2013...     $1.45       $1.41         2,150
                2012...     $1.29       $1.45        10,142
                2011...     $1.32       $1.29        10,011
                2010...     $1.19       $1.32        10,204
                2009...     $1.04       $1.19        10,008
               SFT IVY/SM/ GROWTH SUB-ACCOUNT(H)(I):
                2018...     $1.90       $1.89         4,060
                2018...     $1.90       $1.90        24,814
                2017...     $1.51       $1.90        24,814
                2016...     $1.54       $1.51         4,444
                2015...     $1.48       $1.54         3,021
                2014...     $1.34       $1.48         6,016
               SFT IVY/SM/ SMALL CAP GROWTH SUB-ACCOUNT(H)(J):
                2018...     $1.69       $1.58            --
                2018...     $1.69       $1.69            --
                2017...     $1.39       $1.69            --
                2016...     $1.18       $1.39            --
                2015...     $1.25       $1.18         5,928
                2014...     $1.18       $1.25         6,292





                        UNIT VALUE AT UNIT VALUE NUMBER OF UNITS
                        BEGINNING OF  AT END OF  OUTSTANDING AT
                           PERIOD       PERIOD    END OF PERIOD
                        ------------- ---------- ---------------
               SFT MANAGED VOLATILITY EQUITY SUB-ACCOUNT(O)(AC):
                2018...     $1.15       $1.06            --
                2018...     $1.15       $1.15            --
                2017...     $1.01       $1.15            --
                2016...     $1.00       $1.01            --
                2015...     $1.00       $1.00            --
               SFT REAL ESTATE SECURITIES SUB-ACCOUNT(AC):
                2018...     $1.39       $1.28         1,690
                2018...     $1.39       $1.39        14,784
                2017...     $1.36       $1.39        14,784
                2016...     $1.34       $1.36        13,905
                2015...     $1.31       $1.34         7,318
                2014...     $1.03       $1.31         8,827
                2013...     $1.05       $1.03         9,188
                2012...     $0.91       $1.05         6,746
                2011...     $0.89       $0.91         7,566
                2010...     $0.71       $0.89         7,632
                2009...     $0.58       $0.71         5,522
               SFT T. ROWE PRICE VALUE SUB-ACCOUNT(H)(L):
                2018...     $1.58       $1.39         8,087
                2018...     $1.58       $1.58         8,269
                2017...     $1.37       $1.58         8,269
                2016...     $1.27       $1.37         8,588
                2015...     $1.34       $1.27         4,381
                2014...     $1.25       $1.34         6,776
               SFT WELLINGTON CORE EQUITY SUB-ACCOUNT(H)(K)(Z):
                2018...     $1.59       $1.51            --
                2018...     $1.59       $1.59            --
                2017...     $1.34       $1.59            --
                2016...     $1.32       $1.34            --
                2015...     $1.34       $1.32         6,373
                2014...     $1.22       $1.34         6,813
               TEMPLETON DEVELOPING MARKETS VIP SUB-ACCOUNT:
                2018...     $0.96       $0.78            --
                2018...     $0.96       $0.96            --
                2017...     $0.70       $0.96            --
                2016...     $0.61       $0.70            --
                2015...     $0.78       $0.61            --
                2014...     $0.88       $0.78            --
                2013...     $0.91       $0.88            --
                2012...     $0.83       $0.91            --
                2011...     $1.01       $0.83            --
                2010...     $0.88       $1.01            --
                2009...     $0.52       $0.88            --
               TOPS(R) MANAGED RISK BALANCED ETF SUB-ACCOUNT(E):
                2018...     $1.10       $1.01            --
                2018...     $1.10       $1.10            --
                2017...     $1.02       $1.10            --
                2016...     $0.99       $1.02            --
                2015...     $1.06       $0.99            --
                2014...     $1.06       $1.06            --
                2013...     $1.01       $1.06            --
                2012...     $1.00       $1.01            --

2.70% Variable Account Charge Continued



                        UNIT VALUE AT UNIT VALUE NUMBER OF UNITS
                        BEGINNING OF  AT END OF  OUTSTANDING AT
                           PERIOD       PERIOD    END OF PERIOD
                        ------------- ---------- ---------------
               TOPS(R) MANAGED RISK FLEX ETF SUB-ACCOUNT(G):
                2018...     $1.05       $0.95          --
                2018...     $1.05       $1.05          --
                2017...     $0.97       $1.05          --
                2016...     $0.94       $0.97          --
                2015...     $1.02       $0.94          --
                2014...     $1.02       $1.02          --
                2013...     $1.00       $1.02          --
               TOPS(R) MANAGED RISK GROWTH ETF SUB-ACCOUNT(E):
                2018...     $1.17       $1.04          --
                2018...     $1.17       $1.17          --
                2017...     $1.02       $1.17          --
                2016...     $0.99       $1.02          --
                2015...     $1.12       $0.99          --
                2014...     $1.14       $1.12          --
                2013...     $1.01       $1.14          --
                2012...     $1.00       $1.01          --





                        UNIT VALUE AT UNIT VALUE NUMBER OF UNITS
                        BEGINNING OF  AT END OF  OUTSTANDING AT
                           PERIOD       PERIOD    END OF PERIOD
                        ------------- ---------- ---------------
               TOPS(R) MANAGED RISK MODERATE GROWTH ETF
                SUB-ACCOUNT(E):
                2018...     $1.16       $1.04          --
                2018...     $1.16       $1.16          --
                2017...     $1.04       $1.16          --
                2016...     $1.01       $1.04          --
                2015...     $1.11       $1.01          --
                2014...     $1.10       $1.11          --
                2013...     $1.01       $1.10          --
                2012...     $1.00       $1.01          --

--------
(a) Putnam VT New Value Fund merged into the Putnam VT Equity Income Fund effective February 17, 2009.
(b) Sub-Account was made available effective April 30, 2010.
(c) Sub-Account was made available effective April 29, 2011.
(d) Invesco V.I. Basic Balanced merged into Invesco Van Kampen V.I. Equity and Income effective May 2, 2011.
(e) Sub-Account was made available effective May 1, 2012.
(f) Sub-Account was made available effective May 1, 2013.
(g) Sub-Account was made available effective October 4, 2013.
(h) Sub-Account was made available effective May 1, 2014.
(i) American Century VP Ultra(R), Franklin Large Cap Growth VIP, Invesco V.I. American Franchise, Ivy Funds VIP Growth, MFS(R) Investors Growth Stock Series, and Oppenheimer Capital Appreciation/VA substituted into SFT Ivy/SM/ Growth effective May 1, 2014.
(j) Ivy Funds VIP Small Cap Growth and MFS(R) New Discovery Series substituted into SFT Ivy/SM/ Small Cap Growth effective May 1, 2014.
(k) Invesco V.I. Core Equity and Fidelity(R) VIP Funds Contrafund(R) substituted into SFT Pyramis(R) Core Equity effective May 1, 2014.
(l) American Century VP Value and MFS(R) Value Series substituted into SFT T. Rowe Price Value effective May 1, 2014.
(m) Fidelity(R) VIP Funds High Income and Oppenheimer Global Strategic Income/VA substituted into Ivy Funds VIP High Income effective May 1, 2014.
(n) Sub-Account was made available effective May 1, 2015.
(o) Sub-Account was made available effective November 23, 2015.
(p) Putnam VT Voyager Fund merged into the Putnam VT Growth Opportunities Fund effective November 21, 2016.
(q) Ivy VIP Global Natural Resources changed its name to Ivy VIP Natural Resources effective April 28, 2017.
(r) Ivy VIP Small Cap Value changed its name to Ivy VIP Small Cap Core effective April 28, 2017.
(s) Universal Institutional Funds, Inc. Emerging Markets Equity changed its name to Morgan Stanley Variable Insurance Fund, Inc. Emerging Markets Equity effective May 1, 2017.
(t) Putnam VT Growth and Income Fund merged into the Putnam VT Equity Income Fund effective May 15, 2017.

(u) Janus Aspen Balanced Portfolio changed its name to Janus Henderson Balanced Portfolio effective June 5, 2017.
(v) Janus Aspen Flexible Bond Portfolio changed its name to Janus Henderson Flexible Bond Portfolio effective June 5, 2017.
(w) Janus Aspen Forty Portfolio changed its name to Janus Henderson Forty Portfolio effective June 5, 2017.
(x) Janus Aspen Perkins Mid Cap Value Portfolio changed its name to Janus Henderson Mid Cap Value Portfolio effective June 5, 2017.
(y) Janus Aspen Overseas Portfolio changed its name to Janus Henderson Overseas Portfolio effective June 5, 2017.
(z) SFT Pyramis(R) Core Equity changed its name to SFT Wellington Core Equity effective November 20, 2017.
(aa)Putnam VT Multi-Cap Growth Fund changed its name to Putnam VT Sustainable Leaders Fund effective April 30, 2018.
(ab)SFT Advantus Bond changed its name to SFT Core Bond effective May 1, 2018.
(ac)Securian Funds Trust removed the word "Advantus" from the portfolios' names effective May 1, 2018.
(ad)Ivy VIP Micro Cap Growth merged into Ivy VIP Small Cap Growth effective November 5, 2018.
(ae)SFT Mortgage Securities merged into SFT Core Bond effective December 3,
    2018.

             Appendix B -- Illustration of Variable Annuity Values




The illustration included in this Appendix shows the effect of investment performance on the monthly variable annuity income. The illustration assumes a gross investment return of: 0.00%, 6.82% and 10.00%.

For illustration purposes, an average annual expense equal to 2.32% of the average daily net assets is deducted from the gross investment return to determine the net investment return. The net investment return is then used to project the monthly variable annuity incomes. The average expense charge of 2.32% includes: 1.20% for mortality and expense risk, .15% for administrative fee and an average of 0.97% for the fund management fee, other fund expenses, and distribution fee. The average is calculated from the Total Annual Portfolio Company Operating Expenses and is based on the total annual portfolio operating expenses with waivers or reductions applied.

The gross and net investment rates are for illustrative purposes only and are not a reflection of past or future performance. Actual variable annuity income will be more or less than shown if the actual returns are different than those illustrated.

The illustration assumes 100% of the assets are invested in the sub-account(s) of the variable annuity account. For comparison purposes, a current fixed annuity income, available through the General Account, is also provided. The illustration assumes an initial interest rate, used to determine the first variable payment of 4.50%. After the first variable annuity payment future payments will increase if the annualized net rate of return exceeds the initial interest rate, and will decrease if the annualized net rate of return is less than the initial interest rate.

The illustration provided is for a male, age 65, selecting a life and 10 year certain annuity option with $100,000 of non-qualified funds, residing in the State of Minnesota. This illustration is based on average fund expenses. Upon request, a similar illustration specific to your situation and fund election may be available.

             Variable Annuity Income -- Hypothetical Illustration
       Annuity Income Option -- Life Annuity with 10 Year Period Certain

Prepared for: Client
Variable Contribution: $100,000.00
Initial Variable Monthly Income: $612.09

The illustration below shows how investment returns may affect variable annuity income payments. This illustration is hypothetical and is not intended to project or predict investment results.

Annuity income payments will increase if the returns on your investments are greater than the total of the Assumed Investment Return (AIR) and your annual contract expenses.

Annuity income payments will decrease if the returns on your investments are less than the total of the Assumed Investment Return (AIR) and your annual contract expenses.

An AIR of 4.50% annually is used for calculating the initial income payment. More information on the annual expense charges for this contract can be found in the prospectus.

The graph and table below show how annual gross investment returns of 0%, 6.82% and 10.00% would affect annuity income payments. The calculated income shown is after the deduction of all contract expenses (based on your investment allocation).

In the example below, the annuity income amount shown assumes a constant annual investment return. The actual rate of return and resulting annuity income payments will vary over time.

Variable Annuity Income -- Hypothetical

         Impact of Rate of Return on Monthly Income

                      Annuity Income ($)

                          [CHART]

           0.00% Gross      6.82% Gross     10.00% Gross
    Age    (-2.32% Net)     (4.50% Net)      (7.68% Net)
   -----   -----------      -----------     ------------
     65        $612            $612              $612
     68        $500            $612              $670
     71        $408            $612              $733
     74        $333            $612              $802
     77        $272            $612              $877
     80        $222            $612              $960
     83        $182            $612            $1,050
     86        $148            $612            $1,149
     89        $121            $612            $1,257
     92         $99            $612            $1,375
     95         $81            $612            $1,504
     98         $66            $612            $1,646



Variable Annuity Income -- Supporting Detail



                            Monthly Annuity Income Based on Hypothetical Rate of Return
                            -----------------------------------------------------------
              Beginning     0.00% Gross          6.82% Gross        10.00% Gross
               of Year  Age (-2.32% Net)         (4.50% Net)        (7.68% Net)
               -------  --- ------------         -----------        ------------
                 1      65      $612                $612               $  612
                 4      68      $500                $612               $  670
                 7      71      $408                $612               $  733
                 10.... 74      $333                $612               $  802
                 13.... 77      $272                $612               $  877
                 16.... 80      $222                $612               $  960
                 19.... 83      $182                $612               $1,050
                 22.... 86      $148                $612               $1,149
                 25.... 89      $121                $612               $1,257
                 28.... 92      $ 99                $612               $1,375
                 31.... 95      $ 81                $612               $1,504
                 34.... 98      $ 66                $612               $1,646



If you applied the amount of your purchase payment allocated to variable to a fixed annuity on the quotation date of this illustration, your fixed annuity income would be $537.11.


                   ILLUSTRATION OF MARKET VALUE ADJUSTMENTS

The following are examples of market value adjustment (MVA) calculations using hypothetical Swap Rates. The "Swap Rate" is the weekly average of the "Interest Rate Swap" rates as reported in Federal Reserve Bulletin Release H.15. Amounts withdrawn, surrendered, applied to provide annuity payments, or transferred from the guarantee periods of the guaranteed term account prior to their renewal date may be subject to a market value adjustment. As the examples below illustrate, the MVA may be either a negative or positive value. These examples do not include the effect of any deferred sales charge that may be assessed under the contract upon withdrawal and surrender.

The MVA factor is equal to:

                                    [GRAPHIC]



where i = Swap Rate for the week prior to the date of allocation into the guaranteed term account for a maturity equal to the guarantee period.

       j = Swap Rate for the week prior to the date of withdrawal, surrender, application to provide annuity payments or transfer with a maturity equal to the number of whole months remaining in the guarantee period.

       n = the number of whole months remaining in the guarantee period.

The amount of the MVA will never exceed, in a positive or negative direction, the excess interest earned on the guarantee period from which the withdrawal, surrender, amount applied to provide annuity payments, or transfer is to be made. For this purpose, excess interest is defined as the dollar amount of interest earned on each allocation into a guarantee period of the guaranteed term account in excess of interest earned based on the minimum guaranteed interest rate.

Example 1:  Negative MVA

In this example, the Swap Rate at the time of the withdrawal is higher than the Swap Rate as of the date of allocation. Therefore, there is a negative MVA and the resultant payment is reduced by that amount.

MVA factor:

                      [GRAPHIC]


             (1+0.04)     (49/12)
        [--------------- ]        -1
         (1+0.06+0.0025)

        = -0.083689

For purposes of this example, the Swap Rate at allocation is 4% and the Swap Rate at withdrawal is 6%. A withdrawal of $10,000 is made from the 5 year guaranteed term account 11 months after the date of allocation.

The dollar amount of market value adjustment would be $10,000X-0.083689 = -$836.89 and the resultant payment would be $10,000 - $836.89 = $9,163.11.

In addition to the market value adjustment, withdrawals and surrenders may be subject to a deferred sales charge as described in the contract. The market value adjustment is done before application of any deferred sales charge.

Example 2:  Positive MVA

In this example, the Swap Rate at the time of the withdrawal is lower than the Swap Rate as of the date of allocation. Therefore, there is a positive MVA and the resultant payment is increased by that amount.

MVA factor:

                 [GRAPHIC]


             (1+0.06)     (49/12)
        [--------------- ]        -1
         (1+0.04+0.0025)

        = 0.070340

For purposes of this example, the Swap Rate at allocation is 6% and the Swap Rate at withdrawal is 4%. A withdrawal of $10,000 is made from the 5 year guaranteed term account 11 months after the date of allocation.

The dollar amount of market value adjustment would be $10,000X0.070340 = $703.40 and the resultant payment would be $10,000 + $703.40 = $10,703.40.

In addition to the market value adjustment, withdrawals and surrenders may be subject to a deferred sales charge as described in the contract. The market value adjustment is done before application of any deferred sales charge.

                    Appendix C -- Types of Qualified Plans

Tax qualified plans provide tax deferral. If you purchase an annuity contract in a tax qualified plan, the tax deferral feature of the annuity is redundant and offers you no additional advantage. You should purchase the annuity for reasons other than tax deferral when part of a qualified plan.

Public School Systems and Certain Tax Exempt Organizations

This annuity contract will no longer be issued to Section 403(b) Plans effective May 1, 2008.

Under the Code, Section 403(b), payments made by public school systems and certain tax exempt organizations to purchase annuity contracts for their employees are excludable from the gross income of the employee, subject to certain limitations. However, these payments may be subject to FICA (Social Security) taxes.

Code Section 403(b)(11) restricts the distribution under Code Section 403(b) annuity contracts of: (1) elective contributions made in years beginning after December 31, 1988; (2) earnings on those contributions; and (3) earnings in such years on amounts held as of the last year beginning before January 1, 1989. Distribution of those amounts may only occur upon death of the employee, attainment of age 59 1/2, severance from employment, disability, or financial hardship. Income attributable to elective contributions may not be distributed in the case of hardship.

The most comprehensive regulations under Code Section 403(b) since 1964 have been issued by the IRS. The regulations impose increased compliance obligations on employers and others involved in a Code Section 403(b) arrangement, including written plan documentation for all Code Section 403(b) plans. The regulations are generally effective January 1, 2009. You should consult a qualified tax advisor regarding the impact of these new regulations on your plan.

This annuity contract does not support plan loans, even if your plan may allow it.

Individual Retirement Annuities


Section 408 of the Code permits eligible individuals to contribute to an Individual Retirement Annuity, (an "IRA"). Distributions from certain other types of qualified plans may be "rolled over" on a tax-deferred basis into an IRA. The sale of a contract for use with an IRA will be subject to IRS mandated special disclosure requirements. Purchasers of a contract for use with IRAs will be provided with supplemental information required by the IRS or other appropriate agencies. Such purchasers will have the right to revoke their purchase within 7 days of the earlier of the establishment of the IRA or their purchase. A qualified contract issued in connection with an IRA will be amended as necessary to conform to the requirements of the Code. You should seek competent advice as to the suitability of the contract for use with IRAs.


Earnings in an IRA are not taxed until distribution. IRA contributions are subject to certain limits each year and may be deductible in whole or in part depending on the individual's income. The limit on the amount contributed to an IRA does not apply to distributions from certain other types of qualified plans that are "rolled over" on a tax-deferred basis into an IRA. Amounts in the IRA (other than nondeductible contributions) are taxed at ordinary income rates when distributed from the IRA. Distributions prior to age 59 1/2 (unless certain exceptions apply) are subject to a 10% penalty tax.

A portion of the amount distributed from an IRA may be taxable based on the ratio of the "investment in the contract" to the individual's balance in the IRA, generally the value of the IRA. The "investment in the contract" generally equals the nondeductible contributions to an IRA. The "investment in the contract" can be zero.

Simplified Employee Pension (SEP) IRAs

Employers may establish Simplified Employee Pension (SEP) IRAs under Code
Section 408(k) to provide IRA contributions on behalf of their employees. In addition to all of the general Code rules governing IRAs, such plans are subject to certain Code requirements regarding participation and amounts of contributions.

Simple IRAs

Certain small employers may establish Simple IRAs as provided by Section 408(p) of the Code, under which employees may elect to defer a certain percentage of their compensation (as increased for cost of living adjustments). The sponsoring employer is required to make a matching contribution on behalf of contributing employees. Distributions from a Simple IRA are subject to the same restrictions that apply to IRA distributions and are taxed as ordinary income. Subject to certain exceptions, premature distributions prior to age 59 1/2 are subject to a 10% penalty tax, which is increased to 25% if the distribution occurs within the first two years after the commencement of the employee's participation in the plan.

Roth IRAs

Section 408A of the Code permits certain eligible individuals to make nondeductible contributions to an individual retirement program known as a Roth IRA. Contributions to a Roth IRA, which are subject to certain limitations, must be made in cash or as a rollover or conversion from another Roth IRA or a traditional IRA. A rollover from, or conversion of, a traditional IRA to a Roth IRA may be subject to tax, deferred sales charges and other special rules may apply.

Qualified distributions from a Roth IRA, as defined by the Code, generally are excluded from gross income. Qualified distributions include those distributions made more than five years after the taxable year of the first contribution to the Roth IRA, but only if : (1) the annuity owner has reached age 59 1/2;
(2) the distribution is paid to a beneficiary after the owner's death; (3) the annuity owner becomes disabled; or (4) the distribution will be used for a first time home purchase and does not exceed $10,000. Non-qualified distributions are includable in gross income only to the extent they exceed contributions made to the Roth IRA. The taxable portion of a non-qualified distribution may be subject to a 10% penalty tax.

In addition, state laws may not completely follow the federal tax treatment of Roth IRAs. You should consult your tax adviser for further information regarding Roth IRAs.

Corporate Pension and Profit-Sharing Plans and H.R. 10 Plans

Code Section 401(a) permits employers to establish various types of retirement plans for employees, and permits self-employed individuals to establish retirement plans for themselves and their employees. These retirement plans permit the purchase of the contracts to accumulate retirement savings under the plans for employees. Adverse tax or other legal consequences to the plan, to the participant or to both may result if this annuity is assigned or transferred to any individual as a means to provide benefit payments, unless the plan complies with all legal requirements applicable to such benefits prior to transfer of the annuity.

Deferred Compensation Plans

Code Section 457 provides for certain deferred compensation plans. These plans may be offered for service to state governments, local governments, political subdivisions, agencies, instrumentalities and certain affiliates of such entities, and tax exempt organizations. The plans may permit participants to specify the form of investment for their deferred compensation account. In general, all amounts received under a Section 457 plan are taxable and are subject to federal income tax withholding as wages. With respect to non-governmental Section 457 plans, all investments are owned by the sponsoring employer and are subject to the claims of the general creditors of the employer and depending on the terms of the particular plan, the employer may be entitled to draw on deferred amounts for purposes unrelated to its Section 457 plan obligations. Under the provisions of the Small Business Job Protection Act of 1996, all of the assets and income of a governmental plan maintained by an eligible employer as a Section 457 plan must be held in trust or in a qualifying custodial account or annuity contract held for the exclusive benefit of plan participants and beneficiaries.

  Appendix D -- Examples Illustrating the Guaranteed Income Provider Benefit
                                    Option

The Guaranteed Income Provider Benefit Option is no longer available. The illustration below is designed to help show how the Guaranteed Income Provider Benefit option functions. A complete description of the optional contract feature can be found in the prospectus section titled "Other Contract Options -- Guaranteed Income Provider Benefit Option".

                                                                     Guaranteed
                                                  Highest      5%      Income
  Contract        Purchase             Contract Anniversary Increase  Provider
 Anniversary  Age Payments Withdrawals  Value      Value     Value     Basis
 -----------  --- -------- ----------- -------- ----------- -------- ----------
     0        65   10,000        --     10,700    10,000     10,000    10,000
     1        66       --        --     10,250    10,250     10,500    10,500
     2        67    1,500        --     12,000    12,000     12,525    12,525
     3        68       --       500     11,000    11,500     12,651    12,651
     4        69       --        --     14,000    14,000     13,284    14,000
     5        70       --     2,000     11,500    11,926     11,882    11,926
     6        71       --        --     10,000    11,926     12,476    12,476
     7        72       --        --     12,000    12,000     13,099    13,099
     8        73       --        --     10,200    12,000     13,754    13,754
     9        74       --        --     11,500    12,000     14,442    14,442
     10       75       --        --     14,500    14,500     15,164    15,164

To illustrate the guaranteed income provider benefit option, assume a contract is issued to an owner at age 65. An initial purchase payment of $10,000 is made at contract issue and a subsequent purchase payment of $1,500 is made on the second contract anniversary. A credit enhancement of $700 is added at contract issue. Both purchase payments are allocated to the variable annuity account. Withdrawals of $500 and $2,000 are assumed to occur on the third contract anniversary and the fifth contract anniversary, respectively. Values shown above have been rounded to the nearest dollar.

On the second contract anniversary, the additional purchase payment is included in the contract value of $12,000 which becomes the new highest anniversary value. The prior 5% increase value is accumulated at 5% and then increased by the new purchase payment. The 5% increase value exceeds the highest anniversary value and therefore the guaranteed income provider basis is increased to $12,525.

The withdrawal on the third contract anniversary is less than 5% of the highest anniversary value ($600) and 5% of the 5% increase value ($626.25) as of the prior contract anniversary. Therefore, the withdrawal adjustment for both the highest anniversary value and the 5% increase value is applied on a dollar-for-dollar basis. Since the current contract value is less than the prior highest anniversary value the prior value is simply reduced by the amount of the withdrawal (12,000 - 500). The 5% increase value is first increased by 5% and then the withdrawal is subtracted (12,525 x 1.05 - 500). The resulting 5% increase value exceeds the highest anniversary value and therefore the guaranteed income provider basis is increased to $12,651.

On the fifth contract anniversary the withdrawal is greater than 5% of the highest anniversary value ($700) and 5% of the 5% increase value ($664) as of the prior contract anniversary. Therefore, the withdrawal adjustment for both the highest anniversary value and 5% increase value is applied on a pro rata basis. The contract value prior to the withdrawal is $13,500 so the adjustment to the highest anniversary value is $14,000 - $14,000 x (2,000 / 13,500) with a resulting highest anniversary value of 11,925.93. The 5% increase value is first accumulated at 5% resulting in a value of $13,948 (12,651 x 1.05) and then adjusted pro rata for the withdrawal as follows: $13,948 - 13,948 x (2,000 / 13,500) = $11,881.63. The adjusted highest anniversary value exceeds the adjusted 5% increase value therefore the guaranteed income provider basis is $11,926 after the withdrawal.

  Appendix E -- Examples of the Guaranteed Minimum Withdrawal Benefit Option

Below are several examples that are designed to help show how the Guaranteed Minimum Withdrawal Benefit Option functions. A complete description of the optional contract feature can be found in the prospectus section "Other Contract Options -- Guaranteed Minimum Withdrawal Benefit (GMWB) Option".

Example #1 -- Initial values on the effective date based on an initial purchase payment of $100,000.

                     Contract                                 Guaranteed Guaranteed
                      Value   Purchase             Contract   Withdrawal   Annual
                      before  Payments Withdrawal Value after  Benefit   Withdrawal
Contract Years       Activity Received   Amount    Activity     (GWB)      (GAW)
--------------       -------- -------- ---------- ----------- ---------- ----------
Beginning of Year 1.    $0    $100,000     0       $107,000    $100,000    $7,000

Example #2 -- Subsequent purchase payment received during first contract year and before any withdrawals have been taken.

If additional purchase payments are received, the GWB will increase by the amount of the purchase payment. The GAW will be recalculated as the greater of the previous GAW or 7% of the new GWB.

                     Contract                                 Guaranteed Guaranteed
                      Value   Purchase             Contract   Withdrawal   Annual
                      before  Payments Withdrawal Value after  Benefit   Withdrawal
Contract Years       Activity Received   Amount    Activity     (GWB)      (GAW)
--------------       -------- -------- ---------- ----------- ---------- ----------
Beginning of Year 1. $      0 $100,000     0       $107,000    $100,000    $7,000
Activity............ $102,000 $ 20,000     0       $123,400    $120,000    $8,400

Example #3 -- Cumulative withdrawals during the second contract year not exceeding the GAW.

While the rider is in effect, the client may make cumulative withdrawals up to the GAW each contract year without any adjustment to the GAW. The GWB will be reduced on a dollar-for-dollar basis. Withdrawals may be taken in a lump sum, in multiple withdrawals, or on a systematic withdrawal basis. Any portion of the GAW not withdrawn during a contract year may not be carried over to the next contract year.

                       Contract                                 Guaranteed Guaranteed
                        Value   Purchase             Contract   Withdrawal   Annual
                        before  Payments Withdrawal Value after  Benefit   Withdrawal
Contract Years         Activity Received   Amount    Activity     (GWB)      (GAW)
--------------         -------- -------- ---------- ----------- ---------- ----------
Beginning of Year 1... $      0 $100,000       --    $107,000    $100,000    $7,000
Activity.............. $102,000 $ 20,000       --    $123,400    $120,000    $8,400
Beginning of Year 2...       --       --       --          --    $120,000    $8,400
Activity (withdrawal). $119,000       --   $8,400    $110,600    $111,600    $8,400

Example #4 -- Cumulative withdrawals during third contract year exceeding GAW.

The client may withdraw more than the GAW in any contract year. Any withdrawal in excess of the GAW, will cause an immediate adjustment to the GWB and a recalculation of the GAW. The remaining GWB will be adjusted to the lesser of the contract value following the excess withdrawal or the GWB reduced by the amount of the withdrawal on a dollar-for-dollar basis. If contract values are declining, this can create a significant loss in guaranteed benefit. The GAW will be recalculated to the lesser of: (a) GAW before excess withdrawal;
(b) greater of: 7% of new GWB or 7% of contract value following withdrawal.

                              Contract                                 Guaranteed Guaranteed
                               Value             Purchase   Contract   Withdrawal   Annual
                               before  Payments Withdrawal Value after  Benefit   Withdrawal
Contract Years                Activity Received   Amount    Activity     (GWB)      (GAW)
--------------                -------- -------- ---------- ----------- ---------- ----------
Beginning of Year 1.......... $      0 $100,000       --    $107,000    $100,000    $7,000
Activity..................... $102,000 $ 20,000       --    $123,400    $120,000    $8,400
Beginning of Year 2..........       --       --       --          --    $120,000    $8,400
Activity (withdrawal)........ $119,000       --   $8,400    $110,600    $111,600    $8,400
Beginning of Year 3..........       --       --       --          --    $111,600    $8,400
Activity (withdrawal)........ $112,000       --   $8,400    $103,600    $103,200    $8,400
Activity (excess withdrawal). $ 99,000       --   $5,000    $ 94,000    $ 94,000    $6,580

Example #5 -- A reset in the GWB is elected at the beginning of contract year
7. This example assumes that cumulative withdrawals for contract years 4, 5 and 6 do not exceed the GAW and that no additional purchase payments are made during these contract years.

An optional reset may be elected on any anniversary beginning 3 years after the rider was added to the contract if the current contract value is greater than the current GWB. Election of the reset option will increase the charge if the current charge is greater. Once the reset has been elected, another reset may not be elected for another 3 years. When the reset is elected, the GWB will increase to the current contract value and the GAW will be recalculated to the greater of the prior GAW or 7% of the new GWB.

                                 Contract                                 Guaranteed Guaranteed
                                  Value   Purchase             Contract   Withdrawal   Annual
                                  before  Payments Withdrawal Value after  Benefit   Withdrawal
Contract Years                   Activity Received   Amount    Activity     (GWB)      (GAW)
--------------                   -------- -------- ---------- ----------- ---------- ----------
Beginning of Year 1............. $      0 $100,000       --    $107,000    $100,000    $7,000
Activity........................ $102,000 $ 20,000       --    $123,400    $120,000    $8,400
Beginning of Year 2.............       --       --       --          --    $120,000    $8,400
Activity (withdrawal)........... $119,000       --   $8,400    $110,600    $111,600    $8,400
Beginning of Year 3.............       --       --       --          --    $111,600    $8,400
Activity (withdrawal)........... $112,000       --   $8,400    $103,600    $103,200    $8,400
Activity (excess withdrawal).... $ 99,000       --   $5,000    $ 94,000    $ 94,000    $6,580
Beginning of Year 4.............       --       --       --          --    $ 94,000    $6,580
Activity (withdrawal)........... $ 88,500       --   $6,580    $ 81,920    $ 87,420    $6,580
Beginning of Year 5.............       --       --       --          --    $ 87,420    $6,580
Activity (withdrawal)........... $ 89,600       --   $6,580    $ 83,020    $ 80,840    $6,580
Beginning of Year 6.............       --       --       --          --    $ 80,840    $6,580
Activity (withdrawal)........... $ 90,330       --   $6,580    $ 83,750    $ 74,260    $6,580
Beginning of Year 7 immediately
  before reset.................. $ 85,000       --       --    $ 85,000    $ 74,260    $6,580
Beginning of Year 7 immediately
  after reset................... $ 85,000       --       --    $ 85,000    $ 85,000    $6,580

  Appendix F -- Examples of the Guaranteed Lifetime Withdrawal Benefit Option

Below are several examples that are designed to help show how the Guaranteed Lifetime Withdrawal Benefit Option functions. A complete description of the optional contract feature can be found in the prospectus section "Other Contract Options -- Guaranteed Lifetime Withdrawal Benefit (GLWB) Option". Contract values shown assume certain hypothetical gains or losses in order to better demonstrate how the product feature can be impacted by sub-account gain or loss.

Example #1 -- Initial values on the effective date are based on an initial purchase payment of $100,000 and the age of the oldest owner.

                              Contract                                 Guaranteed Guaranteed
                               Value   Purchase             Contract   Withdrawal   Annual
                     Attained  before  Payments Withdrawal Value after  Benefit     Income
Contract Years         Age    Activity Received   Amount    Activity     (GWB)      (GAI)
--------------       -------- -------- -------- ---------- ----------- ---------- ----------
Beginning of Year 1.    65       $0    $100,000     $0      $107,000    $100,000    $5,000

Example #2 -- Subsequent purchase payment received during first contract year and before any withdrawals have been taken.

If additional purchase payments are received, the GWB will increase by the amount of the purchase payment. The GAI will be increased by an amount equal to the amount of the purchase payment times the applicable Annual Income Percentage based on the owner's age at the time of the purchase payment.

                              Contract                                 Guaranteed Guaranteed
                               Value   Purchase             Contract   Withdrawal   Annual
                     Attained  before  Payments Withdrawal Value after  Benefit     Income
Contract Years         Age    Activity Received   Amount    Activity     (GWB)      (GAI)
--------------       -------- -------- -------- ---------- ----------- ---------- ----------
Beginning of Year 1.    65    $      0 $100,000     $0      $107,000    $100,000    $5,000
Activity............    --    $102,000 $ 20,000     $0      $123,400    $120,000    $6,000

Example #3 -- Cumulative withdrawals during the second contract year not exceeding the GAI.

While the rider is in effect, the client may make cumulative withdrawals up to the GAI each contract year without any adjustment to the GAI. The GWB will be reduced on a dollar-for-dollar basis. Withdrawals may be taken in a lump sum, in multiple withdrawals, or on a systematic withdrawal basis. Any portion of the GAI not withdrawn during a contract year may not be carried over to the next contract year.

                                Contract                                 Guaranteed Guaranteed
                                 Value   Purchase             Contract   Withdrawal   Annual
                       Attained  before  Payments Withdrawal Value after  Benefit     Income
Contract Years           Age    Activity Received   Amount    Activity     (GWB)      (GAI)
--------------         -------- -------- -------- ---------- ----------- ---------- ----------
Beginning of Year 1...    65    $      0 $100,000   $    0    $107,000    $100,000    $5,000
Activity..............    --    $102,000 $ 20,000   $    0    $123,400    $120,000    $6,000
Beginning of Year 2...    66          --       --       --          --    $120,000    $6,000
Activity (withdrawal).    --    $116,600       --   $6,000    $110,600    $114,000    $6,000

Example #4 -- Withdrawals during third contract year exceeding GAI.

The client may withdraw more than the GAI in any contract year. Any withdrawal in excess of the GAI will cause an immediate adjustment to both the GWB and GAI. The GWB will be reduced by the ratio of the excess withdrawal to the contract value immediately prior to the excess portion of the withdrawal. If contract values are declining, this can create a larger loss in GWB. The GAI will be reduced by the result of the ratio of the excess withdrawal to the contract value immediately prior to the excess portion of the withdrawal.

                                       Contract                                 Guaranteed Guaranteed
                                        Value   Purchase             Contract   Withdrawal   Annual
                              Attained  before  Payments Withdrawal Value after  Benefit     Income
Contract Years                  Age    Activity Received   Amount    Activity     (GWB)      (GAI)
--------------                -------- -------- -------- ---------- ----------- ---------- ----------
Beginning of Year 1..........    65    $      0 $100,000  $     0    $107,000    $100,000    $5,000
Activity.....................    --    $102,000 $ 20,000  $     0    $123,400    $120,000    $6,000
Beginning of Year 2..........    66          --       --       --          --    $120,000    $6,000
Activity (withdrawal)........    --    $116,600       --  $ 6,000    $110,600    $114,000    $6,000
Beginning of Year 3..........    67          --       --       --          --    $114,000    $6,000
Activity (excess withdrawal).    --    $111,600       --  $11,000    $100,600    $102,886    $5,716

Example #5 -- An automatic Guaranteed Annual Income Reset occurs at the beginning of contract year 4. This example assumes that cumulative withdrawals for contract years 1, 2, and 3 do not exceed the GAI and that no additional purchase payments are made during these contract years.

A GAI Reset is automatic beginning 3 years after the GLWB rider was added to the contract. Once the reset has occurred, another reset will not occur for another 3 years. This income reset provision only applies to the GAI. When the reset occurs, the GAI will be calculated as the Annual Income Percentage based on the age at the time of the income reset times the greater of the GWB or the current contract value, but not less than the GAI prior to the income reset.

                                 Contract                                 Guaranteed Guaranteed
                                  Value   Purchase             Contract   Withdrawal   Annual
                        Attained  before  Payments Withdrawal Value after  Benefit     Income
Contract Years            Age    Activity Received   Amount    Activity     (GWB)      (GAI)
--------------          -------- -------- -------- ---------- ----------- ---------- ----------
Beginning of Year 1....    65    $      0 $100,000   $    0    $107,000    $100,000    $5,000
Activity...............    --    $102,000 $ 20,000   $    0    $123,400    $120,000    $6,000
Beginning of Year 2....    66          --       --       --          --    $120,000    $6,000
Activity (withdrawal)..    --    $116,600       --   $6,000    $110,600    $114,000    $6,000
Beginning of Year 3....    67          --       --       --          --    $114,000    $6,000
Activity (withdrawal)..    --    $111,600       --   $6,000    $105,600    $108,000    $6,000
Beginning of Year 4....    68          --       --       --          --    $108,000    $6,000
Income Reset Provision.    --          --       --       --    $115,000    $108,000    $6,000
Beginning of Year 5....    69          --       --       --          --    $108,000    $6,000
Activity (withdrawal)..    --    $118,600       --   $6,000    $112,600    $102,000    $6,000
Beginning of Year 6....    70          --       --       --          --    $102,000    $6,000
Activity (withdrawal)..    --    $115,800       --   $6,000    $109,800    $ 96,000    $6,000
Beginning of Year 7....    71          --       --       --          --    $ 96,000    $6,000
Income Reset Provision.    --          --       --       --    $113,500    $ 96,000    $6,243

Example #6 -- GLWB added on 2nd contract anniversary. Subsequent purchase payments received the following year when the owner is at a different Annual Income Percentage.

The GLWB benefit may be added at issue or within 30 days prior to any contract anniversary. At the time of election, the GWB value will be set to the current contract value and the GAI will be calculated using the Annual Income Percentage based on the age of the oldest owner at the time of election. If a subsequent purchase payment is received when the oldest owner is in an older age band (a higher Annual Income Percentage) the new money will receive the higher Annual Income Percentage and the GAI will increase by an amount equal to the amount the purchase payment times the Annual Income Percentage.

                                     Contract                                 Guaranteed Guaranteed
                                      Value   Purchase             Contract   Withdrawal   Annual
                            Attained  before  Payments Withdrawal Value after  Benefit     Income
Contract Years                Age    Activity Received   Amount    Activity     (GWB)      (GAI)
--------------              -------- -------- -------- ---------- ----------- ---------- ----------
Beginning of Year 1........    --    $      0 $100,000   $    0    $107,000          --        --
Activity...................    --    $102,000 $ 20,000   $    0    $123,400          --        --
Beginning of Year 2........    --          --       --       --          --          --        --
Activity (withdrawal)......    --    $116,600       --   $6,000    $110,600          --        --
Beginning of Year 3 -- add
  GLWB.....................    59          --       --       --    $103,600    $103,600    $4,144
Beginning of Year 4........    60          --       --       --          --    $103,600    $4,144
Activity...................    --    $110,000 $ 10,000   $    0    $120,000    $113,600    $4,644
Beginning of Year 5........    61          --       --       --    $123,000    $113,600    $4,644

Example #7 -- A GMWB contract converts to a GLWB on the 2nd contract anniversary where the contract value is greater than the GWB amount.

Contracts with the GMWB feature may elect to convert to the GLWB feature within 30 days prior to any contract anniversary, as long as the client is within the eligible age limits. As of the contract anniversary date, the GMWB guarantees will terminate. For the GLWB benefit, the GWB value will be set to the current contract anniversary value and the GAI calculated using the Annual Income Percentage based on the oldest owner's age at the time of the conversion. The GWB will increase if the contract value is greater than the GWB value from the GMWB feature at the time of conversion.

                                         Contract                                 Guaranteed Guaranteed
                                          Value   Purchase             Contract   Withdrawal   Annual
                                Attained  before  Payments Withdrawal Value after  Benefit     Income
Contract Years                    Age    Activity Received   Amount    Activity     (GWB)      (GAI)
--------------                  -------- -------- -------- ---------- ----------- ---------- ----------
Beginning of Year 1............    --    $      0 $100,000   $    0    $107,000    $100,000    $7,000
Activity.......................    --    $102,000 $ 20,000   $    0    $123,400    $120,000    $8,400
Beginning of Year 2............    --          --       --       --          --    $120,000    $8,400
Beginning of Year 3 -- convert
  to GLWB......................    67          --       --       --    $132,000    $132,000    $6,600
Activity (withdrawal)..........    --    $133,600       --   $6,600    $127,000    $125,400    $6,600

Example #8 -- A GMWB contract converts to a Lifetime GMWB on the 2nd contract anniversary where the contract value is less than the GWB amount.

Contracts with the GMWB feature may elect to convert to a lifetime GMWB within 30 days prior to any contract anniversary. As of the contract anniversary date, the GMWB guarantees will terminate. For the GLWB feature, the GWB value will be set to the current contract anniversary value and the lifetime GAI calculated using the Annual Income Percentage based on the oldest owner's age at the time of conversion. The GWB will decrease at conversion if the contract value is less than the GWB value from the GMWB feature at the time of conversion.

                                         Contract                                 Guaranteed Guaranteed
                                          Value   Purchase             Contract   Withdrawal   Annual
                                Attained  before  Payments Withdrawal Value after  Benefit     Income
Contract Years                    Age    Activity Received   Amount    Activity     (GWB)      (GAI)
--------------                  -------- -------- -------- ---------- ----------- ---------- ----------
Beginning of Year 1............    --    $      0 $100,000   $    0    $107,000    $100,000    $7,000
Activity.......................    --    $102,000 $ 20,000   $    0    $123,400    $120,000    $8,400
Beginning of Year 2............    --          --       --       --          --    $120,000    $8,400
Beginning of Year 3 -- convert
  to GLWB......................    67          --       --       --    $117,000    $117,000    $5,850
Activity (withdrawal)..........    --    $117,100       --   $5,850    $111,250    $111,150    $5,850

     Appendix G -- Examples Illustrating Recapture of Credit Enhancements

Example #1 -- Right of Cancellation or "Free Look".

In the event the contract is cancelled and returned during the free look period, we will refund the current contract value less any credit enhancements applied to the contract. The contract owner bears the investment risk for the purchase payment(s) and credit enhancement(s) during this period. For example:

Purchase Payment = $100,000
Credit Enhancement = $7,000
Contract Value at Issue = $107,000

Assume the contract value on the valuation date has decreased to $106,000 due to poor fund performance. The amount refunded as a result of the free look cancellation is $99,000 ($106,000 - $7,000).

Example #2 -- Death Benefit Payment.

The death benefit will be calculated according to the death benefit option elected at the time of contract issue. Any death benefit paid to a beneficiary will be reduced by the amount of credit enhancement(s) received within the last 12 months. For example:

Initial Purchase Payment = $100,000
Credit Enhancement = $7,000
Subsequent Purchase Payment Fourth month following contract issue = $50,000 Credit Enhancement = $3,500

Assume a death benefit of $170,000 becomes payable 15 months after contract issue. No recapture is applied to the first credit enhancement because it was added to the contract more than 12 months prior. The second credit enhancement is within the first 12 months so recapture applies. The adjusted death benefit would be $170,000 - $3,500 = $166,500. If there are two beneficiaries, each entitled to 50% of the death benefit; they would each receive $83,250.

Example #3 -- Credit Enhancement Vesting and Surrender.

Credit enhancements will vest 1/7 on each contract anniversary. After seven contract years, all credit enhancements will be fully vested. For example:

Purchase Payment = $100,000
Credit Enhancement = $7,000

Assuming there are no transactions resulting in recapture, the credit enhancement would vest as follows:

                                                                             Unvested
                                                   Percentage Vested Credit   Credit
Contract Year                                        Vested    Enhancement  Enhancement
-------------                                      ---------- ------------- -----------
1 (issue date up to the 1st contract anniversary).         0%    $    0       $7,000
2.................................................   14.2857%    $1,000       $6,000
3.................................................   28.5714%    $2,000       $5,000
4.................................................   42.8571%    $3,000       $4,000
5.................................................   57.1429%    $4,000       $3,000
6.................................................   71.4286%    $5,000       $2,000
7.................................................   85.7143%    $6,000       $1,000
8+................................................  100.0000%    $7,000       $    0

Upon surrender, the entire contract value is withdrawn, resulting in 100% of the unvested credit enhancement subtracted from the contract value. Other charges may also apply upon surrender.

Example #4 -- Recapture on Withdrawal.

Purchase Payment = $100,000
Credit Enhancement = $7,000

Assume a withdrawal request of $15,000 is received during the 4th contract year when the contract value prior to the withdrawal is $130,000.

Assuming no prior transactions that were subject to recapture, the unvested credit enhancement is $4,000 as of the prior (3rd) contract anniversary. With no prior withdrawals, the free withdrawal amount would be $10,000. The recapture amount is equal to the amount withdrawn in excess of the free withdrawal, divided by the contract value immediately prior to the withdrawal, and multiplied by the unvested credit enhancement. The unvested credit enhancement will be reduced by the amount of the recapture.

Recapture = ($15,000 - $10,000)/$130,000 x $4,000 = $153.85

Remaining unvested credit enhancement = $4,000 - $153.85 = $3,846.15.

The applicable deferred sales charge percentage during the 4th contract year is 5.90%. Deferred sales charge is applied to purchase payments withdrawn in excess of the free withdrawal amount.

Deferred sales charge = ($15,000 - $10,000) x .059 = $295

The net withdrawal prior to any withholding for taxes is the amount of the withdrawal request less recapture and deferred sales charge.

Net withdrawal = $15,000 - 153.85 - 295 = $14,551.15

Example #5 -- Recapture when Amounts are applied to Provide Annuity Payments.

If the entire contract value is applied to provide annuity payments, the amount of any unvested credit enhancement will be deducted from the value. For example:

Purchase Payment = $100,000
Credit Enhancement = $7,000

Assuming there are no previous transactions resulting in recapture, the entire value is applied to provide annuity payments in the 6th contract year. The amount of unvested credit enhancement = $7,000 x 2/7 = $2,000. If the contract value was $180,000, the amount available to provide annuity payments prior to any applicable deduction for premium tax is $180,000 - $2,000 = $178,000.

If only a portion of the contract value is applied to provide annuity payments, the amount of recapture will be determined following the same process as a withdrawal as shown in Example #4, without the application of a free withdrawal amount or deferred sales charge. In the example above, if 50% of the contract value was applied to provide annuity payments, the adjustment for the unvested credit enhancement would be $90,000/$180,000 x $2,000 = $1,000. The amount applied to provide annuity payments, prior to any applicable deduction for premium tax is $90,000 - $1,000 = $89,000.

  Appendix H -- Examples of the Guaranteed Lifetime Withdrawal Benefit II --
                           Single and Joint Options

Below are several examples that are designed to help show how the Guaranteed Lifetime Withdrawal Benefit II options function. A complete description of the optional contact feature can be found in the prospectus sections "Other Contract Options -- Guaranteed Lifetime Withdrawal Benefit II -- Single Option (GLWB II -- Single)" and "Other Contract Options -- Guaranteed Lifetime Withdrawal Benefit II -- Joint Option (GLWB II -- Joint)". Contract values shown assume certain hypothetical gains or losses in order to better demonstrate how these optional riders can be impacted by sub-account gain or loss.

Example #1 -- Initial values on the effective date based on an initial purchase payment of $100,000.

The GWB is set equal to the initial purchase payment and the GAI is 5% of the GWB.

                     Contract                                 Guaranteed Guaranteed
                      Value   Purchase             Contract   Withdrawal   Annual
                      Before  Payments Withdrawal Value After  Benefit     Income
Contract Years       Activity Received   Amount    Activity     (GWB)      (GAI)
--------------       -------- -------- ---------- ----------- ---------- ----------
Beginning of Year 1.    $0    $100,000     $0      $107,000    $100,000    $5,000

Example #2 -- Subsequent purchase payment received during first contract year and before any withdrawals have been taken

If additional purchase payments are received, the GWB will increase by the amount of the purchase payment. The GAI will be increased by an amount equal to the amount of the purchase payment multiplied by 5%.

                     Contract                                 Guaranteed Guaranteed
                      Value   Purchase             Contract   Withdrawal   Annual
                      Before  Payments Withdrawal Value After  Benefit     Income
Contract Years       Activity Received   Amount    Activity     (GWB)      (GAI)
--------------       -------- -------- ---------- ----------- ---------- ----------
Beginning of Year 1. $      0 $100,000     $0      $107,000    $100,000    $5,000
Activity............ $102,000 $ 20,000     $0      $123,400    $120,000    $6,000

Example #3 -- Guaranteed Withdrawal Benefit Enhancement and Guaranteed Annual Income Reset.

On each contract anniversary prior to the first withdrawal, for up to 10 years following the election of the rider, there will be a Guaranteed Withdrawal Benefit enhancement. The GWB will be increased by 5% of the GWB prior to the enhancement and the GAI will be increased to 5% of the GWB following the enhancement.

An automatic Guaranteed Annual Income Reset will occur on every contract anniversary through age 85. The GWB will be reset to the greater of the prior GWB or the current contract value. The GAI will be recalculated to 5% of the reset GWB, but will never be lower than the GAI immediately prior to the reset.

The Guaranteed Withdrawal Benefit enhancement will occur prior to the Guaranteed Withdrawal Benefit Reset on any contract anniversary where both are applicable.

                     Contract                                 Guaranteed Guaranteed
                      Value   Purchase             Contract   Withdrawal   Annual
                      Before  Payments Withdrawal Value After  Benefit     Income
Contract Years       Activity Received   Amount    Activity     (GWB)      (GAI)
--------------       -------- -------- ---------- ----------- ---------- ----------
Beginning of Year 1. $      0 $100,000     $0      $107,000    $100,000    $5,000
Activity............ $102,000 $ 20,000     $0      $123,400    $120,000    $6,000
Enhancement......... $128,000 $      0     $0      $128,000    $126,000    $6,300
Income Reset........ $128,000 $      0     $0      $128,000    $128,000    $6,400
Beginning of Year 2. $128,000 $      0     $0      $128,000    $128,000    $6,400
Enhancement......... $130,000 $      0     $0      $130,000    $134,400    $6,720
Income Reset........ $130,000 $      0     $0      $130,000    $134,400    $6,720
Beginning of Year 3. $130,000 $      0     $0      $130,000    $134,400    $6,720

Example #4 -- Withdrawal prior to the Benefit Date.

Any withdrawal prior to the Benefit Date will cause an immediate adjustment to both the GWB and GAI. The GWB will be reduced by the result of the ratio of the withdrawal to the contract value immediately prior to such withdrawal. The GAI will be recalculated to 5% of the GWB following the withdrawal.

                       Contract                                 Guaranteed Guaranteed
                        Value   Purchase             Contract   Withdrawal   Annual
                        Before  Payments Withdrawal Value After  Benefit     Income
Contract Years         Activity Received   Amount    Activity     (GWB)      (GAI)
--------------         -------- -------- ---------- ----------- ---------- ----------
Beginning of Year 1... $      0 $100,000   $    0    $107,000    $100,000    $5,000
Activity.............. $102,000 $ 20,000   $    0    $123,400    $120,000    $6,000
Enhancement........... $124,000 $      0   $    0    $124,000    $126,000    $6,300
Income Reset.......... $124,000 $      0   $    0    $124,000    $126,000    $6,300
Beginning of Year 2... $124,000 $      0   $    0    $124,000    $126,000    $6,300
Activity (withdrawal). $125,000 $      0   $6,300    $118,700    $119,650    $5,983

Example #5 -- Cumulative withdrawals after the Benefit Date not exceeding the GAI.

The client may make cumulative withdrawals up to the GAI each contract year following the Benefit Date without any adjustment to the GAI. The GWB will be reduced on a dollar-for-dollar basis. Withdrawals may be taken in a lump sum, in multiple withdrawals, or on a systematic withdrawal basis. Any portion of the GAI not withdrawn during a contract year may not be carried over to the next contract year.

                       Contract                                 Guaranteed Guaranteed
                        Value   Purchase             Contract   Withdrawal   Annual
                        Before  Payments Withdrawal Value After  Benefit     Income
Contract Years         Activity Received   Amount    Activity     (GWB)      (GAI)
--------------         -------- -------- ---------- ----------- ---------- ----------
Beginning of Year 1... $      0 $100,000   $    0    $107,000    $100,000    $5,000
Activity.............. $102,000 $ 20,000   $    0    $123,400    $120,000    $6,000
Enhancement........... $124,000 $      0   $    0    $124,000    $126,000    $6,300
Income Reset.......... $124,000 $      0   $    0    $124,000    $126,000    $6,300
Beginning of Year 2... $124,000 $      0   $    0    $124,000    $126,000    $6,300
Activity (withdrawal). $125,000 $      0   $6,300    $118,700    $119,700    $6,300
Income Reset.......... $130,000 $      0   $    0    $130,000    $130,000    $6,500
Beginning of Year 3... $130,000 $      0   $    0    $130,000    $130,000    $6,500

Example #6 -- Cumulative withdrawals after the Benefit date exceeding the GAI.

The client may withdraw more than the GAI in any contract year following the Benefit Date. Any withdrawal following the benefit date in excess of the GAI will cause an immediate adjustment to both the GWB and GAI. The GWB will be reduced by the ratio of the excess withdrawal to the contract value immediately prior to the excess portion of the withdrawal. If contract values are declining, this can create a larger loss in GWB. The GAI will be reduced by the result of the ratio of the excess withdrawal to the contract value immediately prior to the excess portion of the withdrawal.

                       Contract                                 Guaranteed Guaranteed
                        Value   Purchase             Contract   Withdrawal   Annual
                        Before  Payments Withdrawal Value After  Benefit     Income
Contract Years         Activity Received   Amount    Activity     (GWB)      (GAI)
--------------         -------- -------- ---------- ----------- ---------- ----------
Beginning of Year 1... $      0 $100,000  $     0    $107,000    $100,000    $5,000
Activity.............. $102,000 $ 20,000  $     0    $123,400    $120,000    $6,000
Enhancement........... $124,000 $      0  $     0    $124,000    $126,000    $6,300
Income Reset.......... $124,000 $      0  $     0    $124,000    $126,000    $6,300
Beginning of Year 2... $124,000 $      0  $     0    $124,000    $126,000    $6,300
Activity (withdrawal). $125,000 $      0  $ 6,300    $118,700    $119,700    $6,300
Income Reset.......... $120,000 $      0  $     0    $120,000    $120,000    $6,300
Beginning of Year 3... $120,000 $      0  $     0    $120,000    $120,000    $6,300
Activity (withdrawal). $122,000 $      0  $10,000    $112,000    $110,064    $6,099

Example #7 -- A GMWB contract converts to a GLWB II on the 2nd contract anniversary.

Contracts with the GMWB option may elect to convert to the GLWB II -- Single or GLWB II -- Joint option within 30 days prior to any contract anniversary, subject to applicable age limits. As of the contract anniversary date, the GMWB guarantees will terminate. For the GLWB II benefit, the GWB value will be set to the current contract anniversary value and the GAI calculated as 5% of the GWB. The GWB will increase if the contract value is greater than the GWB value from the GMWB feature at the time of conversion. The GWB will decrease at conversion if the contract value is less than the GWB value from the GMWB option at the time of conversion.

                        Contract                                 Guaranteed Guaranteed
                         Value   Purchase             Contract   Withdrawal   Annual
                         Before  Payments Withdrawal Value After  Benefit     Income
Contract Years          Activity Received   Amount    Activity     (GWB)      (GAI)
--------------          -------- -------- ---------- ----------- ---------- ----------
Beginning of Year 1.... $      0 $100,000   $    0    $107,000    $100,000    $7,000
Activity............... $102,000 $ 20,000   $    0    $123,400    $120,000    $8,400
Beginning of Year 2.... $126,000 $      0   $    0    $126,000    $120,000    $8,400
Beginning of Year 3 --
   Convert to GLWB II.. $132,000 $      0   $    0    $132,000    $132,000    $6,600
Activity (withdrawal).. $133,600 $      0   $6,600    $127,000    $125,400    $6,600

    Appendix I -- Examples of the Guaranteed Minimum Income Benefit Option

Below are several examples that are designed to help show how the Guaranteed Minimum Income Benefit option functions. A complete description of this optional contract feature can be found in this Prospectus in the section entitled 'Other Contract Options (Living Benefits)', under Guaranteed Minimum Income Benefit Option. The following examples use hypothetical contract activity and are not representative of projected future returns or how your contract will actually perform.

Example #1 -- Single purchase payment of $50,000, no withdrawals, and corresponding rider values.

The chart below is meant to provide a graphic example of how the Highest Anniversary Value, Roll-up Value and contract value vary relative to one another during periods of positive and negative market fluctuations (as reflected by the 'Contract Value' line). The table below provides a numeric example of these features. The values reflected in the table correspond to the values reflected in the chart. The columns to the right entitled 'GMIB Fixed Annuity Payment' and 'Fixed Annuity Payment Guaranteed under the Base Contract' demonstrate annuity payment amounts using the default annuity payment option of life with a period certain of 60 months.


                              [Chart]

     Begining        Contract         Highest          Roll-up
  of Contract Year     Value      Anniversary Value     Value
     -------          -----      -----------------      -----
       1              $53,500        $50,000           $50,000
       2               53,000         53,000            52,500
       3               60,000         60,000            55,125
       4               64,000         64,000            57,881
       5               54,000         64,000            60,775
       6               60,000         64,000            63,814
       7               78,000         78,000            78,000
       8               80,000         80,000            81,900
       9               62,500         80,000            85,995
      10               70,500         80,000            90,295
      11               80,000         80,000            94,809
      12               85,000         85,000            99,550
      13               80,000         85,000           104,527
      14               70,000         85,000           109,754
      15               68,000         85,000           109,754
      16               73,000         85,000           109,754

                                                                                                Fixed
                                                                                               Annuity
                                                                                               Payment
                  Contract                     Contract                                GMIB   Guaranteed
                   Value   Purchase             Value     Highest                      Fixed  under the
Contract           before  Payments Withdrawal  after   Anniversary Roll-up  Benefit  Annuity    Base
Anniversary   Age Activity Received   Amount   Activity    Value     Value    Base    Payment  Contract
-----------   --- -------- -------- ---------- -------- ----------- -------- -------- ------- ----------
Beginning of
  Year 1..... 67       --  $50,000      --     $53,500    $50,000   $ 50,000 $ 50,000     --        --
Beginning of
  Year 2..... 68  $53,000       --      --     $53,000    $53,000   $ 52,500 $ 53,000     --        --
Beginning of
  Year 3..... 69  $60,000       --      --     $60,000    $60,000   $ 55,125 $ 60,000     --        --
Beginning of
  Year 4..... 70  $64,000       --      --     $64,000    $64,000   $ 57,881 $ 64,000     --        --
Beginning of
  Year 5..... 71  $54,000       --      --     $54,000    $64,000   $ 60,775 $ 64,000     --        --
Beginning of
  Year 6..... 72  $60,000       --      --     $60,000    $64,000   $ 63,814 $ 64,000     --        --
Beginning of
  Year 7..... 73  $78,000       --      --     $78,000    $78,000   $ 78,000 $ 78,000     --        --
Beginning of
  Year 8..... 74  $80,000       --      --     $80,000    $80,000   $ 81,900 $ 81,900     --        --
Beginning of
  Year 9..... 75  $62,500       --      --     $62,500    $80,000   $ 85,995 $ 85,995     --        --
Beginning of
  Year 10.... 76  $70,500       --      --     $70,500    $80,000   $ 90,295 $ 90,295     --        --
Beginning of
  Year 11.... 77  $80,000       --      --     $80,000    $80,000   $ 94,809 $ 94,809 $5,859    $6,650
Beginning of
  Year 12.... 78  $85,000       --      --     $85,000    $85,000   $ 99,550 $ 99,550 $6,371    $7,364
Beginning of
  Year 13.... 79  $80,000       --      --     $80,000    $85,000   $104,527 $104,527 $6,931    $7,215
Beginning of
  Year 14.... 80  $70,000       --      --     $70,000    $85,000   $109,754 $109,754 $7,547    $6,575
Beginning of
  Year 15.... 81  $68,000       --      --     $68,000    $85,000   $109,754 $109,754 $7,831    $6,652
Beginning of
  Year 16.... 82  $73,000       --      --     $73,000    $85,000   $109,754 $109,754 $8,132    $7,439

In the example above, the beginning of year 2 illustrates the impact on benefit values when the contract value increases. The contract value has increased to $53,000 and the Highest Anniversary Value is reset to the current contract value. The Roll-up Value is calculated as the prior Roll-up Value, accumulated at 5% ($50,000 * 1.05 = $52,500). The benefit base is the greater of the Highest Anniversary Value or the Roll-up Value, resulting in a benefit base at this point of $53,000.

In the example above, the beginning of year 5 illustrates the impact on benefit values when the contract value decreases. The contract value has decreased to $54,000 and since that is less than the prior year, the Highest Anniversary Value remains at $64,000 and is not reset. The prior Roll-up Value is accumulated at 5% ($60,775 * 1.05 = $63,814). The benefit base is the greater of the Highest Anniversary Value or the Roll-up Value, resulting in a benefit base of $64,000. In this example, there is no increase or decrease to the benefit base when compared to the prior contract anniversary.

Beginning with the 10th contract anniversary (beginning of year 11), monthly annualized income is illustrated assuming the contract is annuitized under a life with 60 months certain option for a male annuitant. The GMIB Fixed Annuity Payment column reflects the amount of income provided by the GMIB benefit base if the GMIB is exercised. The Fixed Annuity Payment Guaranteed under the base contract reflects the amount of fixed annuity payment provided by the contract value under the minimum contract guarantees.

Example #2 -- Initial values on the effective date based on an initial purchase payment of $100,000.

Examples 2-5 are progressive, starting with an initial purchase payment of $100,000 and illustrating the impact of additional contract activity on the benefit values. Each subsequent example builds on the activity illustrated in the prior example. At any point in time the benefit base is equal to the greater of the Highest Anniversary Value or the Roll-up Value.

                          Contract
                           Value   Purchase             Contract     Highest
                           before  Payments Withdrawal Value after Anniversary Roll-up  Benefit
Contract Anniversary  Age Activity Received   Amount    Activity      Value     Value    Base
--------------------  --- -------- -------- ---------- ----------- ----------- -------- --------
Beginning of Year 1.. 60     --    $100,000     --      $107,000    $100,000   $100,000 $100,000

Example #3 -- Subsequent purchase payment received during first contract year and before any withdrawals have been taken.

As shown below, contract value is increased by the additional purchase payment as well as a $700 ($10,000 * 7% = $700) credit enhancement. Additional purchase payments, not including the $700 credit enhancement, are added to the Highest Anniversary Value. The prior Roll-up Value is accumulated at 5% ($100,000 *
1.05 (6/12)=$102,470) and then increased by the new purchase payment, not including the $700 credit enhancement, ($102,470 + $10,000 = $112,470). The
Roll-up Value exceeds the Highest Anniversary Value and therefore the benefit base is $112,470.

                          Contract
                           Value   Purchase             Contract     Highest
                           before  Payments Withdrawal Value after Anniversary Roll-up  Benefit
Contract Anniversary  Age Activity Received   Amount    Activity      Value     Value    Base
--------------------  --- -------- -------- ---------- ----------- ----------- -------- --------
Beginning of Year 1.. 60        -- $100,000     --      $107,000    $100,000   $100,000 $100,000
Activity 6 months
  later.............. 60  $102,000 $ 10,000     --      $112,700    $110,000   $112,470 $112,470

Example #4 -- Withdrawals during the second contract year not exceeding 5% of the Roll-up Value.

At the beginning of year 2, the Contract Value of $115,000 is greater than the previous Highest Anniversary Value, $110,000, and thus the Highest Anniversary Value is reset to $115,000. Also, the Roll-up Value is accumulated at 5% for the latter 6 months in year 1 ($112,470 * 1.05 ^ (6 / 12) = $115,247).

The withdrawal of $5,000 during the second contract year is less than 5% of the Roll-up Value as of the prior contract anniversary (5% * $115,247 = $5,762) and thus the withdrawal adjustment for the Roll-up Value is applied on a dollar-for-dollar basis. The Roll-up Value is first increased at 5% for 6 months of interest and then the withdrawal is subtracted ($115,247 * 1.05 ^ (6 / 12) - $5,000 = $113,093).

Withdrawals are always applied to the Highest Anniversary Value on a pro rata basis. A pro rata adjustment reduces the value by the same proportion as the withdrawal bears to the contract value immediately before the withdrawal. The contract value prior to the withdrawal is $117,000 and the $5,000 withdrawal during the second contract year is applied on a pro rata basis to adjust the Highest Anniversary Value to $110,085 ($115,000 - $115,000 * ($5,000 /
$117,000) = $110,085).

                          Contract
                           Value   Purchase             Contract     Highest
                           before  Payments Withdrawal Value after Anniversary Roll-up  Benefit
Contract Anniversary  Age Activity Received   Amount    Activity      Value     Value    Base
--------------------  --- -------- -------- ---------- ----------- ----------- -------- --------
Beginning of Year 1.. 60        -- $100,000       --    $107,000    $100,000   $100,000 $100,000
Activity 6 months
  later.............. 60  $102,000 $ 10,000       --    $112,700    $110,000   $112,470 $112,470
Beginning of Year 2.. 61  $115,000       --       --    $115,000    $115,000   $115,247 $115,247
Activity 6 months
  later.............. 61  $117,000       --   $5,000    $112,000    $110,085   $113,093 $113,093

Example #5 -- Withdrawals during the third contract year exceeding 5% of the Roll-up Value.

At the beginning of year 3, the Contract Value of $118,000 is greater than the previous Highest Anniversary Value of $110,085, and the Highest Anniversary Value is reset. The Roll-up Value accumulates at 5% for the latter 6 months in year 2 ($113,093 * 1.05 ^ (6/12) = $115,886).

The withdrawal of $8,000 during the third contract year is greater than 5% of the Roll-up Value as of the prior contract anniversary (5% * $115,886 = $5,794) and thus the withdrawal adjustment for the Roll-up Value is applied on a pro rata basis. The contract value immediately prior to the withdrawal is $102,000 and the Roll-up Value is first accumulated at 5% for 6 months ($115,886 * 1.05 ^ (6/12) = $118,748) and then the withdrawal is applied ($118,748 - $118,748 *
$8,000 / $102,000 = $109,434).

Withdrawals are always applied to the Highest Anniversary Value on a pro rata basis. The $8,000 withdrawal is taken by applying a pro rata adjustment to the Highest Anniversary Value ($118,000 - $118,000 * $8,000 / $102,000 = $108,745).

                          Contract                     Contract
                           Value   Purchase             Value     Highest
                           before  Payments Withdrawal  after   Anniversary Roll-up  Benefit
Contract Anniversary  Age Activity Received   Amount   Activity    Value     Value    Base
--------------------  --- -------- -------- ---------- -------- ----------- -------- --------
Beginning of Year 1.. 60        -- $100,000       --   $107,000  $100,000   $100,000 $100,000
Activity 6 months
  later.............. 60  $102,000 $ 10,000       --   $112,700  $110,000   $112,470 $112,470
Beginning of Year 2.. 61  $115,000       --       --   $115,000  $115,000   $115,247 $115,247
Activity 6 months
  later.............. 61  $117,000       --   $5,000   $112,000  $110,085   $113,093 $113,093
Beginning of Year 3.. 62  $118,000       --       --   $118,000  $118,000   $115,886 $118,000
Activity 6 months
  later.............. 62  $102,000       --   $8,000   $ 94,000  $108,745   $109,434 $109,434

Example #6 -- A reset in the GMIB is elected at the beginning of contract year
4.

The contract owner may elect to reset the Roll-up Value to the contract value beginning with the 3/rd/ anniversary after rider election. A written request within 30 days prior to the contract anniversary will be required. If the reset is not elected on the first available anniversary, it will be available on future anniversaries. Once elected, the reset may not be elected for another 3 year period. A reset will only occur if the contract value is greater than the Roll-up Value on the date of reset. The reset is not available after age 80. The optional reset was elected in the example on the highlighted contract anniversary. Upon reset, the Roll-up Value is set to the current contract value and future Roll-up Values will be based on the new amount. The charge may increase upon reset and there is a new 10 year period before GMIB may be annuitized. In this example, the owner could not annuitize until their 13th contract anniversary (10 years after the latest reset). Annualized monthly income based on a life with 60 months certain and a male annuitant is illustrated below for the first benefit date. The GMIB Fixed Annuity Payment column reflects the amount of income provided by the GMIB benefit base if the GMIB is exercised. The Fixed Annuity Payment Guaranteed under the base contract reflects the amount of fixed annuity payment provided by the contract value under the minimum contract guarantees.

                                                                                                Fixed
                                                                                               Annuity
                                                                                               Payment
                  Contract                     Contract                                GMIB   Guaranteed
                   Value   Purchase             Value     Highest                      Fixed  under the
Contract           before  Payments Withdrawal  after   Anniversary Roll-up  Benefit  Annuity    Base
Anniversary   Age Activity Received   Amount   Activity    Value     Value    Base    Payment  Contract
-----------   --- -------- -------- ---------- -------- ----------- -------- -------- ------- ----------
Beginning of
  Year 1..... 60        -- $100,000     --     $107,000  $100,000   $100,000 $100,000      --       --
Beginning of
  Year 2..... 61  $112,000       --     --     $112,000  $112,000   $105,000 $112,000      --       --
Beginning of
  Year 3..... 62  $120,000       --     --     $120,000  $120,000   $110,250 $120,000      --       --
Beginning of
  Year 4..... 63  $133,000       --     --     $133,000  $133,000   $133,000 $133,000      --       --
Beginning of
  Year 5..... 64  $135,000       --     --     $135,000  $135,000   $139,650 $139,650      --       --
Beginning of
  Year 6..... 65  $132,000       --     --     $132,000  $135,000   $146,633 $146,633      --       --
Beginning of
  Year 7..... 66  $136,000       --     --     $136,000  $136,000   $153,964 $153,964      --       --
Beginning of
  Year 8..... 67  $141,000       --     --     $141,000  $141,000   $161,662 $161,662      --       --
Beginning of
  Year 9..... 68  $133,000       --     --     $133,000  $141,000   $169,745 $169,745      --       --
Beginning of
  Year 10.... 69  $145,000       --     --     $145,000  $145,000   $178,233 $178,233      --       --
Beginning of
  Year 11.... 70  $148,000       --     --     $148,000  $148,000   $187,144 $187,144      --       --
Beginning of
  Year 12.... 71  $153,000       --     --     $153,000  $153,000   $196,502 $196,502      --       --
Beginning of
  Year 13.... 72  $155,000       --     --     $155,000  $155,000   $206,327 $206,327      --       --
Beginning of
  Year 14.... 73  $156,000       --     --     $156,000  $156,000   $216,643 $216,643 $11,131  $11,740

 Appendix J -- Examples of the Encore Lifetime Income Single and Joint Options

Below are several examples that are designed to help show how the Encore Lifetime Income -- Single and Encore Lifetime Income -- Joint riders function. A complete description of these optional riders can be found in the section of this Prospectus entitled 'Other Contract Options (Living Benefits)'. Contract values shown assume certain hypothetical gains or losses in order to better demonstrate how these optional riders can be impacted by sub-account gain or loss.

Example #1 -- Initial values.

Examples 1-6 are progressive, starting with a purchase payment of $100,000 and illustrating the impact of additional activity on the benefit values. Each subsequent example builds on the activity illustrated in the prior example. This example assumes the rider was elected when the contract was issued. The initial values are based on an initial purchase payment of $100,000 and the age of the oldest owner for Encore -- Single and the age of the youngest Designated Life for Encore -- Joint. The values in the column entitled 'Contract Value after Activity' reflect a credit enhancement of 7% of purchase payments when applicable.

                         Contract                                          Guaranteed
                          Value   Purchase             Contract              Annual
                          before  Payments Withdrawal Value after Benefit    Income
Contract Year        Age Activity Received   Amount    Activity    Base      (GAI)
-------------        --- -------- -------- ---------- ----------- -------- ----------
Beginning of Year 1. 64     --    $100,000     --      $107,000   $100,000   $4,000

Initial benefit base = initial purchase payment = 100,000.

Initial GAI = Initial benefit base x annual income percentage = 100,000 x 4% = 4,000.

Example #2 -- Subsequent purchase payment.

If additional purchase payments are received, the benefit base will increase by the amount of the purchase payment. For each subsequent purchase payment, the GAI will be increased by an amount equal to the amount of the purchase payment multiplied by the annual income percentage based on the applicable age as of the date of the purchase payment.

                                 Contract                                          Guaranteed
                                  Value   Purchase             Contract              Annual
                                  before  Payments Withdrawal Value after Benefit    Income
Contract Year                Age Activity Received   Amount    Activity    Base      (GAI)
-------------                --- -------- -------- ---------- ----------- -------- ----------
Beginning of Year 1......... 64    --     $100,000     --      $107,000   $100,000   $4,000
Activity (purchase payment). 65  $99,000  $ 20,000     --      $120,400   $120,000   $5,000

After the additional purchase payment:

Benefit base = benefit base prior to the purchase payment + purchase payment amount = 100,000 + 20,000 = 120,000.

GAI = existing GAI + (purchase payment amount x annual income percentage) = 4,000 + (20,000 x 5%) = 5,000.

Example #3 -- Benefit base reset.

On each contract anniversary (reset date), the benefit base will be increased to the contract value if the contract value is greater than the benefit base. The GAI will be reset to the annual income percentage based on the applicable age as of the reset date multiplied by the benefit base, but will never be lower than the GAI immediately prior to the reset date.

                                 Contract                                          Guaranteed
                                  Value   Purchase             Contract              Annual
                                  before  Payments Withdrawal Value after Benefit    Income
Contract Year                Age Activity Received   Amount    Activity    Base      (GAI)
-------------                --- -------- -------- ---------- ----------- -------- ----------
Beginning of Year 1......... 64     --    $100,000     --      $107,000   $100,000   $4,000
Activity (purchase payment). 65  $ 99,000 $ 20,000     --      $120,400   $120,000   $5,000
Benefit Base Reset.......... 65  $122,000    --        --      $122,000   $122,000   $6,100

After the reset:

Benefit base = greater of contract value or benefit base prior to the reset = maximum of (122,000, 120,000) = 122,000.

GAI = greater of benefit base x annual income percentage or GAI prior to the reset = maximum of (122,000 x 5% or 5,000) = 6,100.

Example #4 -- Benefit base enhancement.

On each contract anniversary prior to the first withdrawal, for a period of up to 10 years following the rider effective date, the benefit base from the prior contract anniversary, plus any purchase payments made during the contract year, will be increased by 5%. If the resulting amount is greater than the current benefit base, it will become the new benefit base. The GAI will be the annual income percentage based on the applicable age as of the contract anniversary (i.e., 4% at age 64 and 5% at age 65) multiplied by the new benefit base. This example demonstrates benefit base enhancement at the first contract anniversary.

                                      Contract                                          Guaranteed
                                       Value   Purchase             Contract              Annual
                                       before  Payments Withdrawal Value after Benefit    Income
Contract Year                Contract Activity Received   Amount    Activity    Base      (GAI)
-------------                -------- -------- -------- ---------- ----------- -------- ----------
Beginning of Year 1.........    64       --    $100,000     --      $107,000   $100,000   $4,000
Activity (purchase payment).    65    $ 99,000 $ 20,000     --      $120,400   $120,000   $5,000
Benefit Base Reset..........    65    $122,000    --        --      $122,000   $122,000   $6,100
Benefit Base 5% Increase....    65    $122,000    --        --      $122,000   $126,000   $6,300

After the enhancement:

Benefit base = the greater of the current benefit base or the benefit base at the prior contract anniversary plus purchase payments received, multiplied by 105%. The current benefit base is 122,000. The benefit base at the prior contract anniversary plus purchase payments multiplied by 105% equals 126,000. Thus, the benefit base becomes 126,000.

GAI = benefit base x annual income percentage = 126,000 x 5% = 6,300.

Example #5 -- After the benefit date, cumulative withdrawals during the second contract year not exceeding the GAI.

On or after the benefit date, the client may make cumulative withdrawals up to the GAI each contract year without any adjustment to the GAI. The benefit base will be reduced on a dollar-for-dollar basis. Withdrawals may be taken in a lump sum, in multiple withdrawals, or on a systematic withdrawal basis.

Any portion of the GAI not withdrawn during a contract year will not be carried over to the next contract year.

                                 Contract                                          Guaranteed
                                  Value   Purchase             Contract              Annual
                                  before  Payments Withdrawal Value after Benefit    Income
Contract Year                Age Activity Received   Amount    Activity    Base      (GAI)
-------------                --- -------- -------- ---------- ----------- -------- ----------
Beginning of Year 1......... 64     --    $100,000     --      $107,000   $100,000   $4,000
Activity (purchase payment). 65  $ 99,000 $ 20,000     --      $120,400   $120,000   $5,000
Benefit Base Reset.......... 65  $122,000    --        --      $122,000   $122,000   $6,100
Benefit Base 5% Increase.... 65  $122,000    --        --      $122,000   $126,000   $6,300
Beginning of Year 2......... 65  $122,000    --        --      $122,000   $126,000   $6,300
Activity (withdrawal)....... 66  $120,000    --      $6,300    $113,700   $119,700   $6,300

After the withdrawal:

Benefit base = benefit base prior to the withdrawal - withdrawal amount = 126,000 - 6,300 = 119,700.

GAI remains unchanged.

Example #6 -- After the benefit date, cumulative withdrawals during the second contract year exceeding the GAI.

On or after the benefit date, the client may make cumulative withdrawals up to the GAI each contract year without any adjustment to the GAI. Amounts withdrawn in excess of the GAI will result in a pro rata adjustment to both the benefit base and GAI. The adjustment will be based on the contract value prior to the amount of the withdrawal that exceeds the GAI for the contract year.

                                 Contract                                          Guaranteed
                                  Value   Purchase             Contract              Annual
                                  before  Payments Withdrawal Value after Benefit    Income
Contract Years               Age Activity Received   Amount    Activity    Base      (GAI)
--------------               --- -------- -------- ---------- ----------- -------- ----------
Beginning of Year 1......... 64     --    $100,000    --       $107,000   $100,000   $4,000
Activity (purchase payment). 65  $ 99,000 $ 20,000    --       $120,400   $120,000   $5,000
Benefit Base Reset.......... 65  $122,000    --       --       $122,000   $122,000   $6,100
Benefit Base 5% Increase.... 65  $122,000    --       --       $122,000   $126,000   $6,300
Beginning of Year 2......... 65  $122,000    --       --       $122,000   $126,000   $6,300
Activity (withdrawal)....... 66  $120,000    --     $ 6,300    $113,700   $119,700   $6,300
Activity (withdrawal)....... 66  $113,700    --     $53,700    $ 60,000   $ 63,166   $3,325

After the second withdrawal:

Benefit base = benefit base prior to the withdrawal - [benefit base prior to withdrawal x amount of excess withdrawal / contract value prior to the withdrawal] = 119,700 - [119,700 x 53,700 / 113,700] = 63,166. Thus, the
benefit base becomes 63,166.

GAI = GAI prior to the withdrawal - [GAI prior to the withdrawal x amount of excess withdrawal / contract value prior to the withdrawal] = 6,300 - [6,300 x 53,700 / 113,700] = 3,325. Thus, the GAI becomes 3,325.

NOTE -- if there was one withdrawal of 60,000 rather than two withdrawals, the calculations are:

Benefit base = benefit base prior to the excess withdrawal - [benefit base prior to the excess withdrawal x amount of excess withdrawal / contract value prior to the excess withdrawal] = (126,000 - 6,300) - [(126,000 - 6,300) x
(60,000 - 6,300) / (120,000 - 6,300)] = 63,166. Thus, the benefit base becomes
63,166.

GAI = GAI prior to the withdrawal - [GAI prior to the withdrawal x amount of excess withdrawal / contract value prior to the excess withdrawal] = 6,300 - [6,300 x (60,000 - 6,300) / (120,000 - 6,300)] = 3,325. Thus, the GAI becomes
3,325.

Example #7 -- Younger Owner(s) or Designated Lives with withdrawal prior to the benefit date.

Prior to the benefit date, a withdrawal of any amount will result in a pro-rata adjustment based on contract value to the benefit base. The GAI will be equal to the reduced benefit base multiplied by the annual income percentage based on the applicable age as of the date of the withdrawal.

                                 Contract                                          Guaranteed
                                  Value   Purchase             Contract              Annual
                                  before  Payments Withdrawal Value after Benefit    Income
Contract Year                Age Activity Received   Amount    Activity    Base      (GAI)
-------------                --- -------- -------- ---------- ----------- -------- ----------
Beginning of Year 1......... 44     --    $100,000     --      $107,000   $100,000   $4,000
Activity (purchase payment). 45  $ 99,000 $ 20,000     --      $120,400   $120,000   $4,800
Benefit Base Reset.......... 45  $122,000    --        --      $122,000   $122,000   $4,880
Benefit Base 5% Increase.... 45  $122,000    --        --      $122,000   $126,000   $5,040
Beginning of Year 2......... 45  $122,000    --        --      $122,000   $126,000   $5,040
Activity (withdrawal)....... 46  $120,000    --      $5,040    $114,960   $120,708   $4,828

After the withdrawal:

Benefit base = benefit base prior to the withdrawal - [benefit base prior to withdrawal x amount of withdrawal / contract value prior to the withdrawal] = 126,000 - [126,000 x 5,040 / 120,000] = 120,708. Thus, the benefit base becomes
120,708.

GAI = benefit base after the withdrawal x 4.0% = 120,708 x 4.0% = 4,828. Thus, the GAI becomes 4,828.

Example #8 -- A GMWB converts to Encore Lifetime Income on the 1st contract anniversary.

Contracts with the GMWB feature may elect to convert to the Encore Lifetime Income feature within 30 days prior to any contract anniversary, as long as the client(s) is within the eligible age limits. As of the contract anniversary date, the GMWB guarantees will terminate. For the Encore Lifetime Income rider, the benefit base will be set to the current contract anniversary value and the GAI will be the annual income percentage based on the applicable age as of the effective date of the conversion multiplied by the new benefit base. The benefit base will increase if the contract value is greater than the GWB value from the GMWB feature at the time of conversion. The benefit base will decrease at conversion if the contract value is less than the GWB value from the GMWB feature at the time of conversion.

                                                                                           Guaranteed
                                                                                             Annual
                                                                                Guaranteed Withdrawal
                                                                                Withdrawal   (GAW),
                                       Contract                                  Benefit   Guaranteed
                                        Value   Purchase             Contract     (GWB),     Annual
                                        before  Payments Withdrawal Value after  Benefit     Income
Contract Year                      Age Activity Received   Amount    Activity      Base      (GAI)
-------------                      --- -------- -------- ---------- ----------- ---------- ----------
Beginning of Year 1............... 64        -- $100,000       --    $107,000    $100,000    $7,000
Activity (purchase payment)....... 65  $ 99,000 $ 20,000       --    $120,400    $120,000    $8,400
Beginning of Year 2............... 65  $118,000       --       --    $118,000    $120,000    $8,400
Beginning of Year 3 -- convert to
  Encore.......................... 66  $135,000       --       --    $135,000    $135,000    $6,750
Activity (withdrawal)............. 66  $134,000       --   $6,750    $127,250    $128,250    $6,750

Appendix K -- Examples of the Ovation Lifetime Income Single and Joint Options

Below are several examples that are designed to help show how the Ovation Lifetime Income -- Single and Ovation Lifetime Income -- Joint riders function. A complete description of these optional riders can be found in the section of this Prospectus entitled 'Other Contract Options (Living Benefits)'. Contract values shown assume certain hypothetical gains or losses in order to better demonstrate how these optional riders can be impacted by sub-account gain or loss.

Example #1 -- Initial values.

Examples 1-6 are progressive, starting with a purchase payment of $100,000 and illustrating the impact of additional activity on the benefit values. Each subsequent example builds on the activity illustrated in the prior example. This example assumes the rider was elected when the contract was issued. The initial values are based on an initial purchase payment of $100,000 and the age of the oldest owner for Ovation -- Single and the age of the youngest Designated Life for Ovation -- Joint. The values in the column entitled 'Contract Value after Activity' reflect a credit enhancement of 7% of purchase payments when applicable.

                         Contract                                          Guaranteed
                          Value   Purchase             Contract              Annual
                          before  Payments Withdrawal Value after Benefit    Income
Contract Year        Age Activity Received   Amount    Activity    Base      (GAI)
-------------        --- -------- -------- ---------- ----------- -------- ----------
Beginning of Year 1. 64     $0    $100,000     --      $107,000   $100,000   $4,500

Initial benefit base = initial purchase payment = 100,000.

Initial GAI = initial benefit base x annual income percentage = 100,000 x 4.5% = 4,500.

Example #2 -- Subsequent purchase payment.

If additional purchase payments are received, the benefit base will increase by the amount of the purchase payment. For each subsequent purchase payment, the GAI will be increased by an amount equal to the amount of the purchase payment multiplied by the annual income percentage based on the applicable age as of the date of the purchase payment.

                                 Contract                                          Guaranteed
                                  Value   Purchase             Contract              Annual
                                  before  Payments Withdrawal Value after Benefit    Income
Contract Year                Age Activity Received   Amount    Activity    Base      (GAI)
-------------                --- -------- -------- ---------- ----------- -------- ----------
Beginning of Year 1......... 64  $     0  $100,000     --      $107,000   $100,000   $4,500
Activity (purchase payment). 65  $99,000  $ 20,000     --      $120,400   $120,000   $5,500

After the additional purchase payment:

Benefit base = benefit base prior to the purchase payment + purchase payment amount = 100,000 + 20,000 = 120,000.

GAI = existing GAI + (purchase payment amount x annual income percentage) = 4,500 + (20,000 x 5%) = 5,500.

Example #3 -- Benefit base reset.

On each contract anniversary (reset date), the benefit base will be increased to the contract value if the contract value is greater than the benefit base. The GAI will be reset to the annual income percentage based on the applicable age as of the reset date multiplied by the benefit base, but will never be lower than the GAI immediately prior to the reset date.

                                 Contract                                          Guaranteed
                                  Value   Purchase             Contract              Annual
                                  before  Payments Withdrawal Value after Benefit    Income
Contract Year                Age Activity Received   Amount    Activity    Base      (GAI)
-------------                --- -------- -------- ---------- ----------- -------- ----------
Beginning of Year 1......... 64  $      0 $100,000     --      $107,000   $100,000   $4,500
Activity (purchase payment). 65  $ 99,000 $ 20,000     --      $120,400   $120,000   $5,500
Benefit Base Reset.......... 65  $122,000       --     --      $122,000   $122,000   $6,100

After the reset:

Benefit base = greater of contract value or benefit base prior to the reset = maximum of (122,000, 120,000) = 122,000.

GAI = greater of benefit base x annual income percentage or GAI prior to the reset = maximum of (122,000 x 5% or 5,500) = 6,100.

Example #4 -- Benefit base enhancement.

On each contract anniversary prior to the first withdrawal, for a period of up to 10 years following the rider effective date, the benefit base from the prior contract anniversary, plus any purchase payments made during the contract year, will be increased by 6%. If the resulting amount is greater than the current benefit base, it will become the new benefit base. The GAI will be the annual income percentage based on the applicable age as of the contract anniversary (i.e., 4.5% at age 64 and 5% at age 65) multiplied by the new benefit base. This example demonstrates the benefit base enhancement at the first contract anniversary.

                                 Contract                                          Guaranteed
                                  Value   Purchase             Contract              Annual
                                  before  Payments Withdrawal Value after Benefit    Income
Contract Year                Age Activity Received   Amount    Activity    Base      (GAI)
-------------                --- -------- -------- ---------- ----------- -------- ----------
Beginning of Year 1......... 64  $      0 $100,000     --      $107,000   $100,000   $4,500
Activity (purchase payment). 65  $ 99,000 $ 20,000     --      $120,400   $120,000   $5,500
Benefit Base Reset.......... 65  $122,000       --     --      $122,000   $122,000   $6,100
Benefit Base 6% Increase.... 65  $122,000       --     --      $122,000   $127,200   $6,360

After the enhancement:

Benefit base = the greater of the current benefit base or the benefit base at the prior contract anniversary plus purchase payments received, multiplied by 106%. The current benefit base is 122,000. The benefit base at the prior contract anniversary plus purchase payments multiplied by 106% equals 127,200. Thus, the benefit base becomes 127,200.

GAI = benefit base x annual income percentage = 127,200 x 5% = 6,360.

Example #5 -- After the benefit date, cumulative withdrawals during the second contract year not exceeding the GAI.

On or after the benefit date, the client may make cumulative withdrawals up to the GAI each contract year without any adjustment to the GAI. The benefit base will be reduced on a dollar-for-dollar basis. Withdrawals may be taken in a lump sum, in multiple withdrawals, or on a systematic withdrawal basis.

Any portion of the GAI not withdrawn during a contract year will not be carried over to the next contract year.

                                 Contract                                          Guaranteed
                                  Value   Purchase             Contract              Annual
                                  before  Payments Withdrawal Value after Benefit    Income
Contract Year                Age Activity Received   Amount    Activity    Base      (GAI)
-------------                --- -------- -------- ---------- ----------- -------- ----------
Beginning of Year 1......... 64  $      0 $100,000       --    $107,000   $100,000   $4,500
Activity (purchase payment). 65  $ 99,000 $ 20,000       --    $120,400   $120,000   $5,500
Benefit Base Reset.......... 65  $122,000       --       --    $122,000   $122,000   $6,100
Benefit Base 6% Increase.... 65  $122,000       --       --    $122,000   $127,200   $6,360
Beginning of Year 2......... 65  $122,000       --       --    $122,000   $127,200   $6,360
Activity (withdrawal)....... 66  $120,000       --   $6,360    $113,640   $120,840   $6,360

After the withdrawal:

Benefit base = benefit base prior to the withdrawal - withdrawal amount = 127,200 - 6,360 = 120,840.

GAI remains unchanged.

Example #6 -- After the benefit date, cumulative withdrawals during the second contract year exceeding the GAI.

On or after the benefit date, the client may make cumulative withdrawals up to the GAI each contract year without any adjustment to the GAI. Amounts withdrawn in excess of the GAI will result in a pro-rata adjustment to both the benefit base and GAI. The adjustment will be based on the contract value prior to the amount of the withdrawal that exceeds the GAI for the contract year.

                                 Contract                                          Guaranteed
                                  Value   Purchase             Contract              Annual
                                  before  Payments Withdrawal Value after Benefit    Income
Contract Year                Age Activity Received   Amount    Activity    Base      (GAI)
-------------                --- -------- -------- ---------- ----------- -------- ----------
Beginning of Year 1......... 64  $      0 $100,000       --    $107,000   $100,000   $4,500
Activity (purchase payment). 65  $ 99,000 $ 20,000       --    $120,400   $120,000   $5,500
Benefit Base Reset.......... 65  $122,000       --       --    $122,000   $122,000   $6,100
Benefit Base 6% Increase.... 65  $122,000       --       --    $122,000   $127,200   $6,360
Beginning of Year 2......... 65  $122,000       --       --    $122,000   $127,200   $6,360
Activity (withdrawal)....... 66  $120,000       --  $ 6,360    $113,640   $120,840   $6,360
Activity (withdrawal)....... 66  $113,640       --  $53,640    $ 60,000   $ 63,801   $3,358

After the second withdrawal:

Benefit base = benefit base prior to the withdrawal - [benefit base prior to withdrawal x amount of excess withdrawal / contract value prior to the withdrawal] = 120,840 - [120,840 x 53,640 / 113,640] = 63,801. Thus, the
benefit base becomes 63,801.

GAI = GAI prior to the withdrawal - [GAI prior to the withdrawal x amount of excess withdrawal / contract value prior to the withdrawal] = 6,360 - [6,360 x 53,640 / 113,640] = 3,358. Thus, the GAI becomes 3,358.

NOTE -- if there was one withdrawal of 60,000 rather than two withdrawals, the calculations are:

Benefit base = benefit base prior to the excess withdrawal - [benefit base prior to the excess withdrawal x amount of excess withdrawal / contract value prior to the excess withdrawal] = (127,200 - 6,360) - [(127,200 - 6,360) x
(60,000 - 6,360) / (120,000 - 6,360)] = 63,801. Thus, the benefit base becomes
63,801.

GAI = GAI prior to the withdrawal - [GAI prior to the withdrawal x amount of excess withdrawal / contract value prior to the excess withdrawal] = 6,360 - [6,360 x (60,000 - 6,360) / (120,000 - 6,360)] = 3,358. Thus, the GAI becomes
3,358.

Example #7 -- Younger Owner(s) or Designated Lives with withdrawal prior to the benefit date.

Prior to the benefit date, a withdrawal of any amount will result in a pro-rata adjustment based on contract value to the benefit base. The GAI will be equal to the reduced benefit base multiplied by the annual income percentage based on the applicable age as of the date of the withdrawal.

                                 Contract                                          Guaranteed
                                  Value   Purchase             Contract              Annual
                                  before  Payments Withdrawal Value after Benefit    Income
Contract Year                Age Activity Received   Amount    Activity    Base      (GAI)
-------------                --- -------- -------- ---------- ----------- -------- ----------
Beginning of Year 1......... 44  $      0 $100,000       --    $107,000   $100,000   $4,500
Activity (purchase payment). 45  $ 99,000 $ 20,000       --    $120,400   $120,000   $5,400
Benefit Base Reset.......... 45  $122,000       --       --    $122,000   $122,000   $5,490
Benefit Base 6% Increase.... 45  $122,000       --       --    $122,000   $127,200   $5,724
Beginning of Year 2......... 45  $122,000       --       --    $122,000   $127,200   $5,724
Activity (withdrawal)....... 46  $120,000            $5,724    $114,276   $121,133   $5,451

After the withdrawal:

Benefit base = benefit base prior to the withdrawal - [benefit base prior to withdrawal x amount of withdrawal / contract value prior to the withdrawal] = 127,200 - [127,200 x 5,724 / 120,000] = 121,133. Thus, the benefit base becomes
121,133.

GAI = benefit base after the withdrawal x 4.5% = 121,133 x 4.5% = 5,451. Thus, the GAI becomes 5,451.

Example #8 -- 200% Benefit Base Guarantee.

On the later of the 10/th/ contract anniversary or the contract anniversary on or immediately following the 70/th/ birthday of the oldest owner (or annuitant if non-natural), or the 70/th /birthday of the youngest Designated Life if Joint, if no previous withdrawals have been taken, the benefit base is guaranteed to be at least: 200% of the initial benefit base + 200% of purchase payments in the first rider year + 100% of purchase payments after the first rider year.

                                 Contract                                          Guaranteed
                                  Value   Purchase             Contract              Annual
                                  before  Payments Withdrawal Value after Benefit    Income
Contract Year                Age Activity Received   Amount    Activity    Base      (GAI)
-------------                --- -------- -------- ---------- ----------- -------- ----------
Beginning of Year 1......... 64  $      0 $100,000     --      $107,000   $100,000  $ 4,500
Purchase Payment............ 65  $ 99,000 $ 20,000     --      $120,400   $120,000  $ 5,500
Benefit Base Reset.......... 65  $122,000       --     --      $122,000   $122,000  $ 6,100
Benefit Base 6% Increase.... 65  $122,000       --     --      $122,000   $127,200  $ 6,360
Beginning of Year 2......... 65  $122,000       --     --      $122,000   $127,200  $ 6,360
Beginning of Year 3......... 66  $128,000       --     --      $128,000   $134,832  $ 6,742
Beginning of Year 4......... 67  $113,000       --     --      $113,000   $142,922  $ 7,146
Beginning of Year 5......... 68  $108,000       --     --      $108,000   $151,497  $ 7,575
Beginning of Year 6......... 69  $110,000       --     --      $110,000   $160,587  $ 8,029
Beginning of Year 7......... 70  $126,000       --     --      $126,000   $170,222  $ 8,511
Beginning of Year 8......... 71  $130,000       --     --      $130,000   $180,436  $ 9,022
Activity (purchase payment). 71  $132,000 $ 15,000     --      $147,000   $195,436  $ 9,772
Beginning of Year 9......... 72  $141,000       --     --      $141,000   $207,162  $10,358
Beginning of Year 10........ 73  $145,000       --     --      $145,000   $219,591  $10,980
200% Benefit Base Guarantee. 74  $150,000       --     --      $150,000   $255,000  $12,750

After the adjustment for the 200% Benefit Base Guarantee:

Benefit base = the greater of (a) or (b) or (c), where:

   (a) is the [Prior contract anniversary benefit base + purchase payments received during the contract year] x 106%, and

   (b) is the contract value, and

   (c) is 200% of the initial benefit base + 200% of purchase payments in the first rider year + 100% of purchase payments after the first rider year.

       =   the greater of

       (a) 219,591 x 106% = 232,766

       (b) 150,000

       (c) 200% x [100,000 + 20,000] + 100% x 15,000 = 255,000

Thus, the benefit base becomes 255,000.

GAI = benefit base x annual income percentage = 255,000 x 5% = 12,750. Thus, the GAI becomes 12,750.

   Appendix L -- Examples of the Ovation Lifetime Income II Single and Joint
                                    Options

Below are several examples that are designed to help show how the Ovation Lifetime Income II-Single and Ovation Lifetime Income II-Joint riders function. The examples assume the Single option for purposes of the applicable Annual Income Percentage and corresponding GAI. Under the Joint option, the Benefit Base calculations are identical to Single but the applicable Annual Income Percentage and GAI are less and will be based on the age of the youngest Designated Life. A complete description of these optional riders can be found in the section of this Prospectus entitled 'Other Contract Options (Living Benefits)'. Contract values shown assume certain hypothetical gains or losses in order to better demonstrate how these optional riders can be impacted by sub-account gain or loss.

Example #1 -- Initial values.

Examples 1-5 are progressive, starting with a purchase payment of $100,000 and illustrating the impact of additional activity on the benefit values. Each subsequent example builds on the activity illustrated in the prior example. This example assumes the rider was elected when the contract was issued. The initial values are based on an initial purchase payment of $100,000 and the age of the oldest owner for Ovation II-Single. The values in the column entitled 'Contract Value after Activity' reflect a credit enhancement of 7% of purchase payments when applicable.

                         Contract                                          Guaranteed
                          Value   Purchase             Contract              Annual
                          before  Payments Withdrawal Value after Benefit    Income
Contract Year        Age Activity Received   Amount    Activity    Base      (GAI)
-------------        --- -------- -------- ---------- ----------- -------- ----------
Beginning of Year 1. 64     $0    $100,000     --      $107,000   $100,000   $4,500

Initial benefit base = initial purchase payment = 100,000.

Initial GAI = initial benefit base x annual income percentage = 100,000 x 4.5% = 4,500.

Example #2 -- Subsequent purchase payment.

If additional purchase payments are received, the benefit base will increase by the amount of the purchase payment. For each subsequent purchase payment, the GAI will be increased by an amount equal to the amount of the purchase payment multiplied by the annual income percentage based on the applicable age as of the date of the purchase payment.

                                 Contract                                          Guaranteed
                                  Value   Purchase             Contract              Annual
                                  before  Payments Withdrawal Value after Benefit    Income
Contract Year                Age Activity Received   Amount    Activity    Base      (GAI)
-------------                --- -------- -------- ---------- ----------- -------- ----------
Beginning of Year 1......... 64  $     0  $100,000     --      $107,000   $100,000   $4,500
Activity (purchase payment). 65  $99,000  $ 20,000     --      $120,400   $120,000   $5,500

After the additional purchase payment:

Benefit base = benefit base prior to the purchase payment + purchase payment amount = 100,000 + 20,000 = 120,000.

GAI = existing GAI + (purchase payment amount x annual income percentage) = 4,500 + (20,000 x 5%) = 5,500.

Example #3 -- Benefit base reset.

On each contract anniversary (reset date), the benefit base will be increased to the contract value if the contract value is greater than the benefit base. The GAI will be reset to the annual income percentage based on the applicable age as of the reset date multiplied by the benefit base, but will never be lower than the GAI immediately prior to the reset date.

                                 Contract                                          Guaranteed
                                  Value   Purchase             Contract              Annual
                                  before  Payments Withdrawal Value after Benefit    Income
Contract Year                Age Activity Received   Amount    Activity    Base      (GAI)
-------------                --- -------- -------- ---------- ----------- -------- ----------
Beginning of Year 1......... 64  $      0 $100,000     --      $107,000   $100,000   $4,500
Activity (purchase payment). 65  $ 99,000 $ 20,000     --      $120,400   $120,000   $5,500
Benefit Base Reset.......... 65  $122,000       --     --      $122,000   $122,000   $6,100

After the reset:

Benefit base = greater of contract value or benefit base prior to the reset = maximum of (122,000, 120,000) = 122,000.

GAI = greater of benefit base x annual income percentage or GAI prior to the reset = maximum of (122,000 x 5% or 5,500) = 6,100.

Example #4 -- Benefit base enhancement.

On each contract anniversary, for the first 10 years following the rider effective date, after each contract year in which there have been no withdrawals, the benefit base from the prior contract anniversary, plus any purchase payments made during the contract year, will be increased by 6%. If the resulting amount is greater than the current benefit base, it will become the new benefit base. The GAI will be the annual income percentage based on the applicable age as of the contract anniversary (i.e., 4.5% at age 64 and 5% at age 65) multiplied by the new benefit base. This example demonstrates the benefit base enhancement at the first contract anniversary.

                                 Contract                                          Guaranteed
                                  Value   Purchase             Contract              Annual
                                  before  Payments Withdrawal Value after Benefit    Income
Contract Year                Age Activity Received   Amount    Activity    Base      (GAI)
-------------                --- -------- -------- ---------- ----------- -------- ----------
Beginning of Year 1......... 64  $      0 $100,000     --      $107,000   $100,000   $4,500
Activity (purchase payment). 65  $ 99,000 $ 20,000     --      $120,400   $120,000   $5,500
Benefit Base Reset.......... 65  $122,000       --     --      $122,000   $122,000   $6,100
Benefit Base Enhancement.... 65  $122,000       --     --      $122,000   $127,200   $6,360

After the enhancement:

Benefit base = the greater of the current benefit base or the benefit base at the prior contract anniversary plus purchase payments received, multiplied by 106%. The current benefit base is 122,000. The benefit base at the prior contract anniversary plus purchase payments multiplied by 106% equals 127,200. Thus, the benefit base becomes 127,200.

GAI = benefit base x annual income percentage = 127,200 x 5% = 6,360.

Example #5 -- After the benefit date, cumulative withdrawals during the second contract year not exceeding the GAI, followed by subsequent years of no withdrawals.

On or after the benefit date, the client may make cumulative withdrawals up to the GAI each contract year without any adjustment to the GAI. The benefit base will be reduced on a dollar-for-dollar basis. Withdrawals may be taken in a lump sum, in multiple withdrawals, or on a systematic withdrawal basis.

Any portion of the GAI not withdrawn during a contract year will not be carried over to the next contract year.

                                      Contract                                          Guaranteed
                                       Value   Purchase             Contract              Annual
                                       before  Payments Withdrawal Value after Benefit    Income
Contract Year                     Age Activity Received   Amount    Activity    Base      (GAI)
-------------                     --- -------- -------- ---------- ----------- -------- ----------
Beginning of Year 1.............. 64  $      0 $100,000       --    $107,000   $100,000   $4,500
Activity (purchase payment)...... 65  $ 99,000 $ 20,000       --    $120,400   $120,000   $5,500
Benefit Base Reset............... 65  $122,000       --       --    $122,000   $122,000   $6,100
Benefit Base Enhancement......... 65  $122,000       --       --    $122,000   $127,200   $6,360
Beginning of Year 2.............. 65  $122,000       --       --    $122,000   $127,200   $6,360
Activity (withdrawal)............ 66  $120,000       --   $6,360    $113,640   $120,840   $6,360
Beginning of Year 3.............. 66  $118,500       --       --    $118,500   $120,840   $6,360
Beginning of Year 4 Benefit Base
  Enhancement.................... 67  $119,600       --       --    $119,600   $128,090   $6,404

After the withdrawal:

Benefit base = benefit base prior to the withdrawal - withdrawal amount = 127,200 - 6,360 = 120,840.

GAI remains unchanged.

At the beginning of year 3, the contract value is less than the current benefit base so no benefit base reset occurs. Since there were withdrawals during year 2, the benefit base is not eligible for the benefit base enhancement and the benefit base and GAI remain unchanged.

At the beginning of year 4, the contract value is still less than the current benefit base so no benefit base reset occurs. However, because there were no withdrawals in the prior year, the benefit base is increased as a result of the benefit base enhancement feature.

Benefit base = benefit base on the prior contract anniversary plus purchase payments received, multiplied by 106%. No additional purchase payments were received so the new benefit base is $120,840 x 106% = $128,090.

GAI = benefit base x annual income percentage = 128,090 x 5% = 6,404.

Example #6 -- After the benefit date, cumulative withdrawals during the second contract year exceeding the GAI.

On or after the benefit date, the client may make cumulative withdrawals up to the GAI each contract year without any adjustment to the GAI. Amounts withdrawn in excess of the GAI will result in a pro-rata adjustment to both the benefit base and GAI. The adjustment will be based on the contract value prior to the amount of the withdrawal that exceeds the GAI for the contract year.

                                 Contract                                          Guaranteed
                                  Value   Purchase             Contract              Annual
                                  before  Payments Withdrawal Value after Benefit    Income
Contract Year                Age Activity Received   Amount    Activity    Base      (GAI)
-------------                --- -------- -------- ---------- ----------- -------- ----------
Beginning of Year 1......... 64  $      0 $100,000       --    $107,000   $100,000   $4,500
Activity (purchase payment). 65  $ 99,000 $ 20,000       --    $120,400   $120,000   $5,500
Benefit Base Reset.......... 65  $122,000       --       --    $122,000   $122,000   $6,100
Benefit Base Enhancement.... 65  $122,000       --       --    $122,000   $127,200   $6,360
Beginning of Year 2......... 65  $122,000       --       --    $122,000   $127,200   $6,360
Activity (withdrawal)....... 66  $120,000       --  $ 6,360    $113,640   $120,840   $6,360
Activity (withdrawal)....... 66  $113,640       --  $53,640    $ 60,000   $ 63,801   $3,358

After the second withdrawal:

Benefit base = benefit base prior to the withdrawal - [benefit base prior to withdrawal x amount of excess withdrawal / contract value prior to the withdrawal] = 120,840 - [120,840 x 53,640 / 113,640] = 63,801. Thus, the
benefit base becomes 63,801.

GAI = GAI prior to the withdrawal - [GAI prior to the withdrawal x amount of excess withdrawal / contract value prior to the withdrawal] = 6,360 - [6,360 x 53,640 / 113,640] = 3,358. Thus, the GAI becomes 3,358.

NOTE -- if there was one withdrawal of 60,000 rather than two withdrawals, the calculations are:

Benefit base = benefit base prior to the excess withdrawal - [benefit base prior to the excess withdrawal x amount of excess withdrawal / contract value prior to the excess withdrawal] = (127,200 - 6,360) - [(127,200 - 6,360) x
(60,000 - 6,360) / (120,000 - 6,360)] = 63,801. Thus, the benefit base becomes
63,801.

GAI = GAI prior to the withdrawal - [GAI prior to the withdrawal x amount of excess withdrawal / contract value prior to the excess withdrawal] = 6,360 - [6,360 x (60,000 - 6,360) / (120,000 - 6,360)] = 3,358. Thus, the GAI becomes
3,358.

Example #7 -- Younger Owner(s) with withdrawal prior to the benefit date.

Prior to the benefit date, a withdrawal of any amount will result in a pro-rata adjustment based on contract value to the benefit base. The GAI will be equal to the reduced benefit base multiplied by the annual income percentage based on the applicable age as of the date of the withdrawal.

                                 Contract                                          Guaranteed
                                  Value   Purchase             Contract              Annual
                                  before  Payments Withdrawal Value after Benefit    Income
Contract Year                Age Activity Received   Amount    Activity    Base      (GAI)
-------------                --- -------- -------- ---------- ----------- -------- ----------
Beginning of Year 1......... 44  $      0 $100,000       --    $107,000   $100,000   $4,500
Activity (purchase payment). 45  $ 99,000 $ 20,000       --    $120,400   $120,000   $5,400
Benefit Base Reset.......... 45  $122,000       --       --    $122,000   $122,000   $5,490
Benefit Base Enhancement.... 45  $122,000       --       --    $122,000   $127,200   $5,724
Beginning of Year 2......... 45  $122,000       --       --    $122,000   $127,200   $5,724
Activity (withdrawal)....... 46  $120,000            $5,724    $114,276   $121,133   $5,451

After the withdrawal:

Benefit base = benefit base prior to the withdrawal - [benefit base prior to withdrawal x amount of withdrawal / contract value prior to the withdrawal] = 127,200 - [127,200 x 5,724 / 120,000] = 121,133. Thus, the benefit base becomes
121,133.

GAI = benefit base after the withdrawal x 4.5% = 121,133 x 4.5% = 5,451. Thus, the GAI becomes 5,451.

Example #8 -- 200% Benefit Base Guarantee.

On the later of the 10/th/ contract anniversary or the contract anniversary on or immediately following the 70/th/ birthday of the oldest owner (or annuitant if non-natural), if no previous withdrawals have been taken, the benefit base is guaranteed to be at least: 200% of the initial benefit base + 200% of purchase payments in the first rider year + 100% of purchase payments after the first rider year.

                                 Contract                                          Guaranteed
                                  Value   Purchase             Contract              Annual
                                  before  Payments Withdrawal Value after Benefit    Income
Contract Year                Age Activity Received   Amount    Activity    Base      (GAI)
-------------                --- -------- -------- ---------- ----------- -------- ----------
Beginning of Year 1......... 64  $      0 $100,000     --      $107,000   $100,000  $ 4,500
Purchase Payment............ 65  $ 99,000 $ 20,000     --      $120,400   $120,000  $ 5,500
Benefit Base Reset.......... 65  $122,000       --     --      $122,000   $122,000  $ 6,100
Benefit Base Enhancement.... 65  $122,000       --     --      $122,000   $127,200  $ 6,360
Beginning of Year 2......... 65  $122,000       --     --      $122,000   $127,200  $ 6,360
Beginning of Year 3......... 66  $128,000       --     --      $128,000   $134,832  $ 6,742
Beginning of Year 4......... 67  $113,000       --     --      $113,000   $142,922  $ 7,146
Beginning of Year 5......... 68  $108,000       --     --      $108,000   $151,497  $ 7,575
Beginning of Year 6......... 69  $110,000       --     --      $110,000   $160,587  $ 8,029
Beginning of Year 7......... 70  $126,000       --     --      $126,000   $170,222  $ 8,511
Beginning of Year 8......... 71  $130,000       --     --      $130,000   $180,436  $ 9,022
Activity (purchase payment). 71  $132,000 $ 15,000     --      $147,000   $195,436  $ 9,772
Beginning of Year 9......... 72  $141,000       --     --      $141,000   $207,162  $10,358
Beginning of Year 10........ 73  $145,000       --     --      $145,000   $219,591  $10,980
200% Benefit Base Guarantee. 74  $150,000       --     --      $150,000   $255,000  $12,750

After the adjustment for the 200% Benefit Base Guarantee:

Benefit base = the greater of (a) or (b) or (c), where:
   (a) is the [Prior contract anniversary benefit base + purchase payments received during the contract year] x 106%, and
   (b) is the contract value, and
   (c) is 200% of the initial benefit base + 200% of purchase payments in the first rider year + 100% of purchase payments after the first rider year.

       = the greater of
       (a) 219,591 x 106% = 232,766
       (b) 150,000
       (c) 200% x [100,000 + 20,000] + 100% x 15,000 = 255,000

Thus, the benefit base becomes 255,000.

GAI = benefit base x annual income percentage = 255,000 x 5% = 12,750. Thus, the GAI becomes 12,750.

Appendix M -- Examples of the Highest Anniversary Value II Death Benefit Rider

Below are several examples that are designed to help show how the Highest Anniversary Value II (HAV II) death benefit option functions. A complete description of this optional contract feature can be found in the prospectus section 'Death Benefits -- Optional Death Benefits'. Contract values shown assume certain hypothetical gains or losses in order to better demonstrate how the optional rider can be impacted by sub-account gain or loss. The values in the column entitled 'Contract Value After Activity' reflect a credit enhancement of 7% of purchase payments in the first year where applicable. All values are rounded to the nearest dollar.

Example #1 -- Single purchase payment of $100,000, no withdrawals, and corresponding rider values.

The table below is meant to provide a numeric example of how the Highest Anniversary Value, purchase payments adjusted for withdrawals, and contract value vary relative to one another during periods of positive and negative market fluctuations.

                          Contract                     Contract   Purchase                Death
                           Value   Purchase             Value     Payments     Highest   Benefit
                           Before  Payments Withdrawal  After   Adjusted for Anniversary  Under
Contract Anniversary  Age Activity Received   Amount   Activity Withdrawals     Value    HAV II
--------------------  --- -------- -------- ---------- -------- ------------ ----------- --------
Beginning of Year 1.. 67        -- $100,000     --     $107,000   $100,000    $100,000   $100,000
Beginning of Year 2.. 68  $108,000       --     --     $108,000   $100,000    $108,000   $108,000
Beginning of Year 3.. 69  $120,000       --     --     $120,000   $100,000    $120,000   $120,000
Beginning of Year 4.. 70  $128,000       --     --     $128,000   $100,000    $128,000   $128,000
Beginning of Year 5.. 71  $108,000       --     --     $108,000   $100,000    $128,000   $128,000
Beginning of Year 6.. 72  $100,000       --     --     $100,000   $100,000    $128,000   $128,000
Beginning of Year 7.. 73  $156,000       --     --     $156,000   $100,000    $156,000   $156,000
Beginning of Year 8.. 74  $160,000       --     --     $160,000   $100,000    $160,000   $160,000
Beginning of Year 9.. 75  $125,000       --     --     $125,000   $100,000    $160,000   $160,000
Beginning of Year 10. 76  $141,000       --     --     $141,000   $100,000    $160,000   $160,000
Beginning of Year 11. 77  $160,000       --     --     $160,000   $100,000    $160,000   $160,000
Beginning of Year 12. 78  $155,000       --     --     $155,000   $100,000    $160,000   $160,000
Beginning of Year 13. 79  $163,000       --     --     $163,000   $100,000    $163,000   $163,000
Beginning of Year 14. 80  $140,000       --     --     $140,000   $100,000    $163,000   $163,000
Beginning of Year 15. 81  $155,000       --     --     $155,000   $100,000    $163,000   $163,000
Beginning of Year 16. 82  $165,000       --     --     $165,000   $100,000    $163,000   $165,000

In the example above, the beginning of year 2 illustrates the impact on rider values when the contract value increases. The contract value has increased to $108,000 and the Highest Anniversary Value is increased to the current contract value. The death benefit is the greater of the contract value, purchase payments adjusted for withdrawals and Highest Anniversary Value, resulting in a death benefit of $108,000.

In the example above, the beginning of year 5 illustrates the impact on rider values when the contract value decreases. The contract value has decreased to $108,000 and since that is less than the prior year, the Highest Anniversary Value remains $128,000 and is not increased. The death benefit is the greater of the contract value, purchase payments adjusted for withdrawals and Highest Anniversary Value, resulting in a death benefit of $128,000.

In the example above, the beginning of year 14 illustrates the contract anniversary following the oldest owner's 80th birthday; the last anniversary at which the Highest Anniversary Value has the potential to increase.

Example #2 -- Initial values at issue based on an initial purchase payment of $100,000.

Examples 2 -- 5 are progressive, starting with a purchase payment of $100,000 and illustrating the impact of additional activity on the rider values. Each subsequent example builds on the activity illustrated in the prior example. The initial values are based on an initial purchase payment of $100,000 and the age of the oldest owner.

                          Contract                     Contract   Purchase                Death
                           Value   Purchase             Value     Payments     Highest   Benefit
                           Before  Payments Withdrawal  After   Adjusted for Anniversary  Under
Contract Anniversary  Age Activity Received   Amount   Activity Withdrawals     Value    HAV II
--------------------  --- -------- -------- ---------- -------- ------------ ----------- --------
Beginning of Year 1.. 67     --    $100,000     --     $107,000   $100,000    $100,000   $100,000

Initial Highest Anniversary Value = initial purchase payment = $100,000.

Initial Death Benefit = Maximum of contract value, purchase payments adjusted for withdrawals, and Highest Anniversary Value = maximum of ($107,000, $100,000, $100,000) - $7,000 = $100,000. The death benefit is reduced by any credit enhancements applied within 12 months of the date of death.

Example #3 -- Subsequent purchase payment received during the first contract year.

If additional purchase payments are received, the Highest Anniversary Value will increase by the amount of the purchase payment not including any credit enhancement.

                             Contract                     Contract   Purchase                Death
                              Value   Purchase             Value     Payments     Highest   Benefit
                              Before  Payments Withdrawal  After   Adjusted for Anniversary  Under
Contract Anniversary     Age Activity Received   Amount   Activity Withdrawals     Value    HAV II
--------------------     --- -------- -------- ---------- -------- ------------ ----------- --------
Beginning of Year 1..... 67        -- $100,000     --     $107,000   $100,000    $100,000   $100,000
Activity 6 months later. 67  $108,000 $ 20,000     --     $129,400   $120,000    $120,000   $121,000

After the additional purchase payment:

Highest Anniversary Value = Highest Anniversary Value prior to the purchase payment + purchase payment amount = $100,000 + $20,000 = $120,000.

Death Benefit = Maximum of contract value, purchase payments adjusted for withdrawals, and Highest Anniversary Value less credit enhancements applied within 12 months = maximum of ($129,400, $120,000, $120,000) - $8,400 =
$121,000.

Example #4 -- Highest Anniversary Value increase on contract anniversary.

On each contract anniversary the Highest Anniversary Value will be increased to the contract value if the contract value is greater than the Highest Anniversary Value.

                             Contract                     Contract   Purchase                Death
                              Value   Purchase             Value     Payments     Highest   Benefit
                              Before  Payments Withdrawal  After   Adjusted for Anniversary  Under
Contract Anniversary     Age Activity Received   Amount   Activity Withdrawals     Value    HAV II
--------------------     --- -------- -------- ---------- -------- ------------ ----------- --------
Beginning of Year 1..... 67        -- $100,000     --     $107,000   $100,000    $100,000   $100,000
Activity 6 months later. 67  $108,000 $ 20,000     --     $129,400   $120,000    $120,000   $121,000
Beginning of Year 2..... 68  $130,000       --     --     $130,000   $120,000    $130,000   $128,600

After the increase:

Highest Anniversary Value = greater of contract value on anniversary or prior Highest Anniversary Value = maximum of ($130,000, $120,000) = $130,000.

At the beginning of contract year 2, the credit enhancement applied on the subsequent purchase payment is still subject to recapture.

Death Benefit = Maximum of contract value, purchase payments adjusted for withdrawals, and Highest Anniversary Value less credit enhancements applied within 12 months = maximum of ($130,000, $120,000, $130,000) - $1,400 =
$128,600.

Example #5 -- Withdrawal from contract value.

Amounts withdrawn will result in an adjustment on a Pro-rata Basis to the Highest Anniversary Value. The adjustment will be based on the contract value prior to the withdrawal.

                             Contract                     Contract   Purchase                Death
                              Value   Purchase             Value     Payments     Highest   Benefit
                              Before  Payments Withdrawal  After   Adjusted for Anniversary  Under
Contract Anniversary     Age Activity Received   Amount   Activity Withdrawals     Value    HAV II
--------------------     --- -------- -------- ---------- -------- ------------ ----------- --------
Beginning of Year 1..... 67        -- $100,000       --   $107,000   $100,000    $100,000   $100,000
Activity 6 months later. 67  $108,000 $ 20,000       --   $129,400   $120,000    $120,000   $121,000
Beginning of Year 2..... 68  $130,000       --       --   $130,000   $120,000    $130,000   $128,600
Activity 6 months later. 68  $126,000       --   $5,000   $121,000   $115,238    $124,841   $124,841

After the withdrawal:

Purchase payments adjusted for withdrawals = purchase payments adjusted for withdrawals prior to the withdrawal -- [purchase payments adjusted for withdrawals prior to withdrawal x amount of withdrawal / contract value prior to the withdrawal] = $120,000 - [$120,000 x $5,000 / $126,000] = $115,238.

Highest Anniversary Value = Highest Anniversary Value prior to the withdrawal -- [Highest Anniversary Value prior to withdrawal x amount of withdrawal / contract value prior to the withdrawal] = $130,000 - [$130,000 x $5,000 / $126,000] = $124,841.

Death Benefit = Maximum of contract value, purchase payments adjusted for withdrawals, and Highest Anniversary Value = maximum of ($121,000, $115,238, $124,841) = $124,841.

         Appendix N -- Examples of the Premier II Death Benefit Option

Below are several examples that are designed to help show how the Premier II death benefit option functions. A complete description of this optional contract feature can be found in the prospectus section 'Death Benefits -- Optional Death Benefits'. Contract values shown assume certain hypothetical gains or losses in order to better demonstrate how the optional rider can be impacted by sub-account gain or loss. The values in the column entitled 'Contract Value After Activity' reflect a credit enhancement of 7% of purchase payments in the first year where applicable. All values are rounded to the nearest dollar.

Example #1 -- Single purchase payment of $100,000, no withdrawals, and corresponding rider values.

The table below is meant to provide a numeric example of how the Highest Anniversary Value, purchase payments adjusted for withdrawals, 5% Increase Value and contract value vary relative to one another during periods of positive and negative market fluctuations.

                          Contract                     Contract   Purchase                          Death
                           Value   Purchase             Value     Payments     Highest      5%     Benefit
                           Before  Payments Withdrawal  After   Adjusted for Anniversary Increase   Under
Contract Anniversary  Age Activity Received   Amount   Activity Withdrawals     Value     Value   Premier II
--------------------  --- -------- -------- ---------- -------- ------------ ----------- -------- ----------
Beginning of Year 1.. 67        -- $100,000     --     $107,000   $100,000    $100,000   $100,000  $100,000
Beginning of Year 2.. 68  $108,000       --     --     $108,000   $100,000    $108,000   $105,000  $108,000
Beginning of Year 3.. 69  $120,000       --     --     $120,000   $100,000    $120,000   $110,250  $120,000
Beginning of Year 4.. 70  $128,000       --     --     $128,000   $100,000    $128,000   $115,763  $128,000
Beginning of Year 5.. 71  $108,000       --     --     $108,000   $100,000    $128,000   $121,551  $128,000
Beginning of Year 6.. 72  $100,000       --     --     $100,000   $100,000    $128,000   $127,628  $128,000
Beginning of Year 7.. 73  $156,000       --     --     $156,000   $100,000    $156,000   $134,010  $156,000
Beginning of Year 8.. 74  $160,000       --     --     $160,000   $100,000    $160,000   $140,710  $160,000
Beginning of Year 9.. 75  $125,000       --     --     $125,000   $100,000    $160,000   $147,746  $160,000
Beginning of Year 10. 76  $141,000       --     --     $141,000   $100,000    $160,000   $155,133  $160,000
Beginning of Year 11. 77  $160,000       --     --     $160,000   $100,000    $160,000   $162,889  $162,889
Beginning of Year 12. 78  $155,000       --     --     $155,000   $100,000    $160,000   $171,034  $171,034
Beginning of Year 13. 79  $163,000       --     --     $163,000   $100,000    $163,000   $179,586  $179,586
Beginning of Year 14. 80  $140,000       --     --     $140,000   $100,000    $163,000   $188,565  $188,565
Beginning of Year 15. 81  $155,000       --     --     $155,000   $100,000    $163,000   $188,565  $188,565
Beginning of Year 16. 82  $165,000       --     --     $165,000   $100,000    $163,000   $188,565  $188,565

In the example above, the beginning of year 2 illustrates the impact on rider values when the contract value increases. The contract value has increased to $108,000 and the Highest Anniversary Value is increased to the current contract value. The 5% Increase Value is calculated as the prior 5% Increase Value, accumulated at 5% for a year ($100,000 * 1.05 ^ (365 / 365) = $105,000). The death benefit is the greater of the contract value, purchase payments adjusted for withdrawals, Highest Anniversary Value and 5% Increase Value, resulting in a death benefit of $108,000.

In the example above, the beginning of year 5 illustrates the impact on rider values when the contract value decreases. The contract value has decreased to $108,000 and since that is less than the prior year, the Highest Anniversary Value remains $128,000 and is not increased. The prior 5% Increase Value is accumulated at 5% ($115,763 * 1.05 ^ (365 / 365) = $121,551). The death benefit is the greater of the contract value, purchase payments adjusted for withdrawals, Highest Anniversary Value and 5% Increase Value, resulting in a death benefit of $128,000.

In the example above, the beginning of year 14 illustrates the contract anniversary following the oldest owner's 80th birthday; the last anniversary at which the Highest Anniversary Value and 5% Increase Value have the potential to increase.

Example #2 -- Initial values at issue based on an initial purchase payment of $100,000.

Examples 2 -- 5 are progressive, starting with a purchase payment of $100,000 and illustrating the impact of additional activity on the rider values. Each subsequent example builds on the activity illustrated in the prior example. The initial values are based on an initial purchase payment of $100,000 and the age of the oldest owner.

                          Contract                     Contract   Purchase                          Death
                           Value   Purchase             Value     Payments     Highest      5%     Benefit
                           Before  Payments Withdrawal  After   Adjusted for Anniversary Increase   Under
Contract Anniversary  Age Activity Received   Amount   Activity Withdrawals     Value     Value   Premier II
--------------------  --- -------- -------- ---------- -------- ------------ ----------- -------- ----------
Beginning of Year 1.. 67     --    $100,000     --     $107,000   $100,000    $100,000   $100,000  $100,000

Initial Highest Anniversary Value = initial purchase payment = $100,000.

Initial 5% Increase Value = initial purchase payment = $100,000.

Initial Death Benefit = Maximum of contract value, purchase payments adjusted for withdrawals, Highest Anniversary Value, and 5% Increase Value = maximum of ($107,000, $100,000, $100,000, $100,000) - $7,000 = $100,000. The death benefit is reduced by any credit enhancements applied within 12 months of the date of death.

Example #3 -- Subsequent purchase payment received during the first contract year.

If additional purchase payments are received, the Highest Anniversary Value and 5% Increase Value will increase by the amount of the purchase payment not including any credit enhancement.

                             Contract                     Contract   Purchase                          Death
                              Value   Purchase             Value     Payments     Highest      5%     Benefit
                              Before  Payments Withdrawal  After   Adjusted for Anniversary Increase   Under
Contract Anniversary     Age Activity Received   Amount   Activity Withdrawals     Value     Value   Premier II
--------------------     --- -------- -------- ---------- -------- ------------ ----------- -------- ----------
Beginning of Year 1..... 67        -- $100,000     --     $107,000   $100,000    $100,000   $100,000  $100,000
Activity 6 months later. 67  $108,000 $ 20,000     --     $129,400   $120,000    $120,000   $122,470  $121,000

After the additional purchase payment:

Highest Anniversary Value = Highest Anniversary Value prior to the purchase payment + purchase payment amount = $100,000 + $20,000 = $120,000.

5% Increase Value = 5% Increase Value prior to the purchase payment accumulated until the time of the purchase payment + purchase payment amount, subject to the maximum 5% Increase Value of 200% of purchase payments adjusted for withdrawals = minimum of ($100,000 * (1.05 ^ (6/12)) + $20,000, 200% *
$120,000) = $122,470.

Death Benefit = Maximum of contract value, purchase payments adjusted for withdrawals, Highest Anniversary Value, and 5% Increase Value less credit enhancements applied within 12 months = maximum of ($129,400, $120,000, $120,000, $122,470) - $8,400 = $121,000.

Example #4 -- Highest Anniversary Value increase on contract anniversary.

On each contract anniversary the Highest Anniversary Value will be increased to the contract value if the contract value is greater than the Highest Anniversary Value.

                             Contract                     Contract   Purchase                          Death
                              Value   Purchase             Value     Payments     Highest      5%     Benefit
                              Before  Payments Withdrawal  After   Adjusted for Anniversary Increase   Under
Contract Anniversary     Age Activity Received   Amount   Activity Withdrawals     Value     Value   Premier II
--------------------     --- -------- -------- ---------- -------- ------------ ----------- -------- ----------
Beginning of Year 1..... 67        -- $100,000     --     $107,000   $100,000    $100,000   $100,000  $100,000
Activity 6 months later. 67  $108,000 $ 20,000     --     $129,400   $120,000    $120,000   $122,470  $121,000
Beginning of Year 2..... 68  $130,000       --     --     $130,000   $120,000    $130,000   $125,494  $128,600

After the increase:

Highest Anniversary Value = greater of contract value on anniversary of prior Highest Anniversary Value = maximum of ($130,000, $120,000) = $130,000.

5% Increase Value = prior 5% Increase Value accumulated until the beginning of year 2 = minimum of ($122,470 * (1.05 ^ (6/12)), 200% * $120,000) = $125,494.

At the beginning of contract year 2, the credit enhancement applied on the subsequent purchase payment is still subject to recapture.

Death Benefit = Maximum of contract value, purchase payments adjusted for withdrawals, Highest Anniversary Value, and 5% Increase Value = maximum of ($130,000, $120,000, $130,000, $125,494) - $1,400 = $128,600.

Example #5 -- Withdrawal from contract value.

Amounts withdrawn will result in an adjustment on a Pro-rata Basis to the Highest Anniversary Value. The adjustment will be based on the contract value prior to the withdrawal. The 5% Increase Value is reduced by the amount of the withdrawal.

                          Contract                     Contract   Purchase                          Death
                           Value   Purchase             Value     Payments     Highest      5%     Benefit
                           Before  Payments Withdrawal  After   Adjusted for Anniversary Increase   Under
Contract Anniversary  Age Activity Received   Amount   Activity Withdrawals     Value     Value   Premier II
--------------------  --- -------- -------- ---------- -------- ------------ ----------- -------- ----------
Beginning of Year 1.. 67        -- $100,000       --   $107,000   $100,000    $100,000   $100,000  $100,000
Activity 6 months
  later.............. 67  $108,000 $ 20,000       --   $129,400   $120,000    $120,000   $122,470  $121,000
Beginning of Year 2.. 68  $130,000       --       --   $130,000   $120,000    $130,000   $125,494  $128,600
Activity 6 months
  later.............. 68  $126,000       --   $5,000   $121,000   $115,238    $124,841   $123,593  $124,841

After the withdrawal:

Purchase payments adjusted for withdrawals = purchase payments adjusted for withdrawals prior to the withdrawal -- [purchase payments adjusted for withdrawals prior to withdrawal x amount of withdrawal / contract value prior to the withdrawal] = $120,000 - [$120,000 x $5,000 / $126,000] = $115,238.

Highest Anniversary Value = Highest Anniversary Value prior to the withdrawal -- [Highest Anniversary Value prior to withdrawal x amount of withdrawal / contract value prior to the withdrawal] = [$130,000 - $130,000 x $5,000 / $126,000] = $124,841.

5% Increase Value = 5% Increase Value prior to the withdrawal accumulated until the time of the withdrawal and reduced for the withdrawal = Minimum of ($125,494 * (1.05 ^ (6/12)) - $5,000, 200% * $115,238) = $123,593.

Death Benefit = Maximum of contract value, purchase payments adjusted for withdrawals, Highest Anniversary Value, and 5% Increase Value = maximum of ($121,000, $115,238, $124,841, $123,539) = $124,841.

      Appendix O -- Examples of the Estate Enhancement Benefit II Option

Below are several examples that are designed to help show how the Estate Enhancement Benefit II option functions. A complete description of this optional contract feature can be found in the prospectus section 'Death Benefits - Optional Death Benefits'. Contract values shown assume certain hypothetical gains or losses in order to better demonstrate how the optional rider can be impacted by sub-account gain or loss. The values in the column entitled 'Contract Value After Activity' reflect a credit enhancement of 7% of purchase payments in the first year where applicable. All values are rounded to the nearest dollar.

Example #1 -- Initial values on issue based on an initial purchase payment of $100,000.

Examples 1 -- 5 are progressive, starting with a purchase payment of $100,000 and illustrating the impact of additional activity on the rider values. Each subsequent example builds on the activity illustrated in the prior example. The initial values are based on an initial purchase payment of $100,000 and the age of the oldest owner.

                          Contract                     Contract
                           Value   Purchase             Value   Remaining   Maximum     Estate
                           Before  Payments Withdrawal  After   Purchase  Enhancement Enhancement
Contract Anniversary  Age Activity Received   Amount   Activity Payments     Basis      Benefit
--------------------  --- -------- -------- ---------- -------- --------- ----------- -----------
Beginning of Year 1.. 69     --    $100,000     --     $107,000 $100,000   $200,000     $2,800

Initial Maximum Enhancement Basis = purchase payments * 200% = $100,000 * 200% = $200,000.

Initial Estate Enhancement Benefit = Estate Enhancement Benefit Percentage * (contract value less remaining purchase payments) = 0.40 * ($107,000 - $100,000) = $2,800.

Example #2 -- Subsequent purchase payment received during the first contract year.

If additional purchase payments are received, the contract value, purchase payments adjusted for withdrawals, and remaining purchase payments are increased by the purchase payment.

                             Contract                     Contract
                              Value   Purchase             Value   Remaining   Maximum     Estate
                              Before  Payments Withdrawal  After   Purchase  Enhancement Enhancement
Contract Anniversary     Age Activity Received   Amount   Activity Payments     Basis      Benefit
--------------------     --- -------- -------- ---------- -------- --------- ----------- -----------
Beginning of Year 1..... 69        -- $100,000     --     $107,000 $100,000   $200,000     $2,800
Activity 6 months later. 69  $105,000 $ 20,000     --     $126,400 $120,000   $240,000     $2,560

After the additional purchase payment:

Maximum Enhancement Basis = purchase payments adjusted for withdrawals * 200% = ($100,000 + $20,000) * 200% = $240,000.

Estate Enhancement Benefit = Estate Enhancement Benefit Percentage * (contract value less remaining purchase payments) = 0.40 * ($126,400 - $120,000) = $2,560.

Example #3 -- Withdrawal from contract value.

Amounts withdrawn will result in an adjustment on a Pro-rata Basis to purchase payments in the maximum enhancement basis calculation based on the contract value prior to the withdrawal.

                             Contract                     Contract
                              Value   Purchase             Value   Remaining   Maximum     Estate
                              Before  Payments Withdrawal  After   Purchase  Enhancement Enhancement
Contract Anniversary     Age Activity Received   Amount   Activity Payments     Basis      Benefit
--------------------     --- -------- -------- ---------- -------- --------- ----------- -----------
Beginning of Year 1..... 69        -- $100,000       --   $107,000 $100,000   $200,000     $2,800
Activity 6 months later. 69  $105,000 $ 20,000       --   $126,400 $120,000   $240,000     $2,560
Beginning of Year 2..... 70  $130,000       --       --   $130,000 $120,000   $240,000     $4,000
Activity 6 months later. 70  $133,000       --   $5,000   $128,000 $120,000   $230,977     $3,200

After the withdrawal:

Purchase payments adjusted for withdrawals are adjusted on a Pro-rata Basis = purchase payments adjusted for withdrawals prior to the withdrawal -- [purchase payments adjusted for withdrawals prior to withdrawal x amount of withdrawal / contract value prior to the withdrawal] = $120,000 - [$120,000 x $5,000 / $133,000] = $115,489.

Maximum Enhancement Basis = purchase payments adjusted for withdrawals * 200% = $115,489 * 200% = $230,977.

Remaining purchase payments: the withdrawal will be allocated to contract gain up to the free withdrawal amount, and then to purchase payments on a first in, first out, basis. Therefore, remaining purchase payments = $120,000.

Estate Enhancement Benefit = Estate Enhancement Benefit Percentage * (contract value less remaining purchase payments) = 0.40 * ($128,000 - $120,000) = $3,200.

Example #4 --  Decreases in contract values.

Decreases in contract value can cause a drop in benefit amount; however, this amount will never be less than $0.

                             Contract                     Contract
                              Value   Purchase             Value   Remaining   Maximum     Estate
                              Before  Payments Withdrawal  After   Purchase  Enhancement Enhancement
Contract Anniversary     Age Activity Received   Amount   Activity Payments     Basis      Benefit
--------------------     --- -------- -------- ---------- -------- --------- ----------- -----------
Beginning of Year 1..... 69        -- $100,000       --   $107,000 $100,000   $200,000     $2,800
Activity 6 months later. 69  $105,000 $ 20,000       --   $126,400 $120,000   $240,000     $2,560
Beginning of Year 2..... 70  $130,000       --       --   $130,000 $120,000   $240,000     $4,000
Activity 6 months later. 70  $133,000       --   $5,000   $128,000 $120,000   $230,977     $3,200
Beginning of Year 3..... 71  $122,000       --       --   $122,000 $120,000   $230,977     $  800
Beginning of Year 4..... 72  $115,000       --       --   $115,000 $120,000   $230,977         --
Beginning of Year 5..... 73  $118,000       --       --   $118,000 $120,000   $230,977         --
Beginning of Year 6..... 74  $123,000       --       --   $123,000 $120,000   $230,977     $1,200

Values in the beginning of year 4:

Maximum Enhancement Basis = purchase payments adjusted for withdrawals * 200% = $115,489 * 200% = $230,977.

Estate Enhancement Benefit = Estate Enhancement Benefit Percentage * (contract value less remaining purchase payments) = 0.40 * ($115,000 - $120,000) = -$2,000.

Benefit may not be less than zero so no benefit is due.

 Appendix P -- Examples of the MyPath Highest Anniversary Death Benefit Single
                               and Joint Options

Below are several examples that are designed to help show how the MyPath Highest Anniversary Death Benefit -- Single and MyPath Highest Anniversary Death Benefit -- Joint riders function. A level GAI of $4,000 is assumed for illustration purposes in the examples below. Additional information on how to calculate GAI can be found in the MyPath Core Flex and MyPath Value descriptions in the section of this Prospectus entitled "Other Contract Options (Living Benefits)." A complete description of this optional contract feature can be found in the section of this prospectus entitled "Death Benefits -- Optional Death Benefits." Contract values shown assume certain hypothetical gains or losses in order to better demonstrate how the optional rider can be impacted by sub-account gain or loss. The values in the column entitled 'Contract Value after Activity' reflect a credit enhancement of 7% of purchase payments in the first year where applicable. All values are rounded to the nearest dollar.

Example #1 -- Initial values.

Examples 1-5 are progressive, starting with a purchase payment of $100,000 and illustrating the impact of additional activity on the benefit values. Each subsequent example builds on the activity illustrated in the prior example. The initial values are based on an initial Purchase Payment of $100,000 and the age of the Designated Life (youngest Designated Life for the Joint option).

                          Contract                                   Highest
                           Value   Purchase             Contract   Anniversary
                           before  Payments Withdrawal Value after    Death
 Contract Year        Age Activity Received   Amount    Activity     Benefit
 -------------        --- -------- -------- ---------- ----------- -----------
 Beginning of Year 1. 63     $0    $100,000     --      $107,000    $100,000

Initial Highest Anniversary Death Benefit = initial Purchase Payment = $100,000.

Example #2 -- Subsequent Purchase Payment in the first contract year.

If additional purchase payments are received, the Highest Anniversary Death Benefit will increase by the amount of the purchase payment.

                                 Contract                                   Highest
                                  Value   Purchase             Contract   Anniversary
                                  before  Payments Withdrawal Value after    Death
Contract Year                Age Activity Received   Amount    Activity     Benefit
-------------                --- -------- -------- ---------- ----------- -----------
Beginning of Year 1......... 63  $      0 $100,000     --      $107,000    $100,000
Activity (purchase payment). 63  $105,000 $ 20,000     --      $126,400    $120,000

After the additional purchase payment:

Highest Anniversary Death Benefit = Highest Anniversary Death Benefit prior to the purchase payment + purchase payment amount = $100,000 + $20,000 = $120,000.

Example #3 -- Highest Anniversary Death Benefit on contract anniversary.

On each contract anniversary, prior to age 80, the Highest Anniversary Death Benefit is increased to the contract value if the contract value is greater than the then current Highest Anniversary Death Benefit.

                                 Contract                                   Highest
                                  Value   Purchase             Contract   Anniversary
                                  before  Payments Withdrawal Value after    Death
Contract Year                Age Activity Received   Amount    Activity     Benefit
-------------                --- -------- -------- ---------- ----------- -----------
Beginning of Year 1......... 63  $      0 $100,000     --      $107,000    $100,000
Activity (purchase payment). 63  $105,000 $ 20,000     --      $126,400    $120,000
Beginning of Year 2......... 64  $126,000 $      0     --      $126,000    $126,000

After the contract anniversary:

Highest Anniversary Death Benefit = greater of contract value or Highest Anniversary Death Benefit prior to the contract anniversary = maximum of ($126,000, $120,000) = $126,000.

Example #4 -- After the benefit date, cumulative withdrawals during a contract year less than or equal to GAI.

After the benefit date, cumulative amounts withdrawn up to the $4,000 GAI will result in a dollar for dollar adjustment to the Highest Anniversary Death Benefit.

                                 Contract                                   Highest
                                  Value   Purchase             Contract   Anniversary
                                  before  Payments Withdrawal Value after    Death
Contract Year                Age Activity Received   Amount    Activity     Benefit
-------------                --- -------- -------- ---------- ----------- -----------
Beginning of Year 1......... 63  $      0 $100,000       --    $107,000    $100,000
Activity (purchase payment). 63  $105,000 $ 20,000       --    $126,400    $120,000
Beginning of Year 2......... 64  $126,000 $      0       --    $126,000    $126,000
Activity (withdrawal)....... 64  $130,000 $      0   $4,000    $126,000    $122,000

After the withdrawal:

Highest Anniversary Death Benefit = Highest Anniversary Death Benefit prior to the withdrawal - amount of the withdrawal = $126,000 - $4,000 = $122,000.

Example #5 -- After the benefit date, cumulative withdrawals during a contract year that exceed the GAI.

After the benefit date, cumulative amounts withdrawn in excess of the $4,000 GAI will result in a dollar for dollar adjustment to the Highest Anniversary Death Benefit on the amounts less than or equal to the remaining GAI and an adjustment on a pro-rata basis to the Highest Anniversary Death Benefit for the amount of the excess withdrawal. The adjustment will be based on the contract value prior to the excess portion of the withdrawal.

                                 Contract                                   Highest
                                  Value   Purchase             Contract   Anniversary
                                  before  Payments Withdrawal Value after    Death
Contract Year                Age Activity Received   Amount    Activity     Benefit
-------------                --- -------- -------- ---------- ----------- -----------
Beginning of Year 1......... 63  $      0 $100,000       --    $107,000    $100,000
Activity (purchase payment). 63  $105,000 $ 20,000       --    $126,400    $120,000
Beginning of Year 2......... 64  $126,000 $      0       --    $126,000    $126,000
Activity (withdrawal)....... 64  $130,000 $      0   $4,000    $126,000    $122,000
Beginning of Year 3......... 65  $129,000 $      0       --    $129,000    $129,000
Activity (withdrawal)....... 65  $130,000 $      0   $8,000    $122,000    $121,032

At the beginning of year 3:

Highest Anniversary Death Benefit = greater of contract value or Highest Anniversary Death Benefit prior to the contract anniversary = maximum of ($129,000, $122,000) = $129,000

After the excess withdrawal:

Highest Anniversary Death Benefit = [Highest Anniversary Death Benefit prior to the withdrawal - remaining GAI] - [(Highest Anniversary Value prior to withdrawal - remaining GAI) x amount of excess withdrawal / (contract value prior to the withdrawal - remaining GAI)] = ($129,000 - $4,000) - [($129,000 -
$4,000) x ($8,000 - $4,000) / ($130,000 - $4,000)] = $121,032.

Example #6 -- Withdrawal prior to the benefit date.

Prior to the benefit date, a withdrawal of any amount will result in an adjustment on a pro-rata basis to the Highest Anniversary Death Benefit.

                                 Contract                                   Highest
                                  Value   Purchase             Contract   Anniversary
                                  before  Payments Withdrawal Value after    Death
Contract Year                Age Activity Received   Amount    Activity     Benefit
-------------                --- -------- -------- ---------- ----------- -----------
Beginning of Year 1......... 45  $      0 $100,000       --    $107,000    $100,000
Activity (purchase payment). 45  $105,000 $ 20,000       --    $126,400    $120,000
Beginning of Year 2......... 46  $126,000 $      0       --    $126,000    $126,000
Activity (withdrawal)....... 46  $130,000 $      0   $4,000    $126,000    $122,123

After the withdrawal:

Highest Anniversary Death Benefit = Highest Anniversary Death Benefit prior to the withdrawal - [Highest Anniversary Death Benefit prior to withdrawal x amount of withdrawal / contract value prior to the withdrawal] = $126,000 - [$126,000 x $4,000 / $130,000] = $122,123.

    Appendix Q -- Examples of the MyPath Core Flex Single and Joint Options

Below are several examples that are designed to help show how the MyPath Core Flex (Single and Joint) riders function. The examples assume the Single option for purposes of the applicable annual income percentage and corresponding GAI. Under the Joint option, the benefit base calculations are identical to Single, but the applicable annual income percentage is less and will be based on the age of the youngest Designated Life. A complete description of this optional rider can be found in the section of this Prospectus entitled "Other Contract Options (Living Benefits)." Contract Values shown assume certain hypothetical gains or losses in order to better demonstrate how these optional riders can be impacted by Sub-Account gain or loss. The values in the column entitled 'Contract Value After Activity' reflect a credit enhancement of 7% of Purchase Payments in the first year where applicable. All values are rounded to the nearest dollar. These examples are not intended to serve as projections of future investment returns nor are they a reflection of how your contract will actually perform.

The examples may not reflect the current annual income percentage or the current benefit base enhancement rate. Please see the prospectus or current Rate Sheet Prospectus Supplement for current annual income percentage and benefit base enhancement rates. Historic benefit base enhancement rates and annual income percentages are available in Appendix V to this prospectus.

Example #1 -- Initial values.

Examples 1-5 are progressive, starting with a Purchase Payment of $100,000 and illustrating the impact of additional activity on the benefit values. Each subsequent example builds on the activity illustrated in the prior example. The initial values are based on an initial Purchase Payment of $100,000 and the age of the Designated Life.

                         Contract                                                                 Guaranteed
                          Value   Purchase             Contract                          Annual     Annual
                          before  Payments Withdrawal Value after Benefit  Enhancement   Income     Income
Contract Year        Age Activity Received   Amount    Activity    Base       Base     Percentage   (GAI)
-------------        --- -------- -------- ---------- ----------- -------- ----------- ---------- ----------
Beginning of Year 1. 63     $0    $100,000     --      $107,000   $100,000  $100,000      4.10%     $4,100

Initial benefit base = initial Purchase Payment = $100,000.

Enhancement base = initial Purchase Payment = $100,000.

Annual income percentage = based on current age = 4.10%.

Initial GAI = initial benefit base x annual income percentage = $100,000 x 4.10% = $4,100.

Example #2 -- Subsequent purchase payment before first withdrawal.

Until the later of the first Contract Anniversary or the first withdrawal, if additional Purchase Payments are accepted, the benefit base and enhancement base will increase by the amount of the Purchase Payment. For eligible Purchase Payments, the GAI will be recalculated to be the new benefit base multiplied by the annual income percentage.

                         Contract                                                                 Guaranteed
                          Value   Purchase             Contract                          Annual     Annual
                          before  Payments Withdrawal Value after Benefit  Enhancement   Income     Income
Contract Year        Age Activity Received   Amount    Activity    Base       Base     Percentage   (GAI)
-------------        --- -------- -------- ---------- ----------- -------- ----------- ---------- ----------
Beginning of Year 1. 63  $      0 $100,000     --      $107,000   $100,000  $100,000      4.10%     $4,100
Activity (purchase
  payment).......... 63  $105,000 $ 20,000     --      $126,400   $120,000  $120,000      4.10%     $4,920

After the additional Purchase Payment:

Benefit base = benefit base prior to the Purchase Payment + Purchase Payment amount = $100,000 + $20,000 = $120,000.

Enhancement base = enhancement base prior to the Purchase Payment + Purchase Payment amount = $100,000 + $20,000 = $120,000.

GAI = new benefit base x annual income percentage = $120,000 x 4.10% = $4,920.

Example #3 -- Benefit base enhancement.

On each Contract Anniversary during the enhancement period, in each Contract Year where there is no withdrawal activity, the benefit base will be increased by the enhancement rate multiplied by the enhancement base. Following any applicable benefit base enhancement, the benefit base will be automatically reset to the current Contract Value, if higher (this is a benefit base reset). The GAI will be recalculated to be the new benefit base multiplied by the annual income percentage.

                         Contract                                                                 Guaranteed
                          Value   Purchase             Contract                          Annual     Annual
                          before  Payments Withdrawal Value after Benefit  Enhancement   Income     Income
Contract Year        Age Activity Received   Amount    Activity    Base       Base     Percentage   (GAI)
-------------        --- -------- -------- ---------- ----------- -------- ----------- ---------- ----------
Beginning of Year 1. 63  $      0 $100,000     --      $107,000   $100,000  $100,000      4.10%     $4,100
Activity (purchase
  payment).......... 63  $105,000 $ 20,000     --      $126,400   $120,000  $120,000      4.10%     $4,920
Beginning of Year 2. 64  $126,000 $      0     --      $126,000   $127,200  $120,000      4.10%     $5,215

After the enhancement:

Enhancement = the enhancement base x enhancement rate = $120,000 x 6.0% =
$7,200.

Benefit base = the benefit base prior to the enhancement plus the enhancement amount = $120,000 + $7,200 = $127,200

On a benefit base reset:

Benefit base = greater of Contract Value or benefit base prior to the reset = maximum of ($126,000, $127,200) = $127,200; No benefit base reset occurred.

Enhancement base = no impact = $120,000.

Annual income percentage = based on the current age as there have been no withdrawals yet = 4.10%.

GAI = new benefit base x annual income percentage = $127,200 x 4.10% = $5,215.

Example #4 -- After the benefit date, cumulative withdrawals during the second contract year less than or equal to the GAI.

On or after the benefit date, the client may make cumulative withdrawals up to the GAI each Contract Year without any adjustments to the benefit base, enhancement base, or the GAI.

                           Contract                                                                 Guaranteed
                            Value   Purchase             Contract                          Annual     Annual
                            before  Payments Withdrawal Value after Benefit  Enhancement   Income     Income
Contract Year          Age Activity Received   Amount    Activity    Base       Base     Percentage   (GAI)
-------------          --- -------- -------- ---------- ----------- -------- ----------- ---------- ----------
Beginning of Year 1... 63  $      0 $100,000       --    $107,000   $100,000  $100,000      4.10%     $4,100
Activity (purchase
  payment)............ 63  $105,000 $ 20,000       --    $126,400   $120,000  $120,000      4.10%     $4,920
Beginning of Year 2... 64  $126,000 $      0       --    $126,000   $127,200  $120,000      4.10%     $5,215
Activity (withdrawal). 64  $130,000 $      0   $5,215    $124,785   $127,200  $120,000      4.10%     $5,215

After the withdrawal:

Benefit base = no impact = $127,200.

Enhancement base = no impact= $120,000.

Annual income percentage = determined based on the current age as of the withdrawal date and will no longer change except in the case of a benefit base reset = 4.10%.

Example #5 -- After the benefit date, benefit base reset followed by cumulative withdrawals during the third contract year exceeding the GAI.

On or after the benefit date, the client may make cumulative withdrawals up to the GAI each Contract Year without any adjustments to the benefit base, enhancement base, or the GAI. Amounts withdrawn in excess of the GAI will result in an adjustment on a Pro-rata Basis to the benefit base and enhancement base. The adjustment will be based on the Contract Value prior to the excess portion of the withdrawal.

                           Contract                                                                 Guaranteed
                            Value   Purchase             Contract                          Annual     Annual
                            before  Payments Withdrawal Value after Benefit  Enhancement   Income     Income
Contract Year          Age Activity Received   Amount    Activity    Base       Base     Percentage   (GAI)
-------------          --- -------- -------- ---------- ----------- -------- ----------- ---------- ----------
Beginning of Year 1... 63  $      0 $100,000       --    $107,000   $100,000  $100,000      4.10%     $4,100
Activity (purchase
  payment)............ 63  $105,000 $ 20,000       --    $126,400   $120,000  $120,000      4.10%     $4,920
Beginning of Year 2... 64  $126,000 $      0       --    $126,000   $127,200  $120,000      4.10%     $5,215
Activity (withdrawal). 64  $130,000 $      0  $ 5,215    $124,785   $127,200  $120,000      4.10%     $5,215
Beginning of Year 3... 65  $129,000 $      0       --    $129,000   $129,000  $129,000      5.10%     $6,579
Activity (withdrawal). 65  $130,000 $      0  $60,000    $ 70,000   $ 73,164  $ 73,164      5.10%     $3,731

At the beginning of year 3:

Benefit base = greater of Contract Value or benefit base prior to the reset = maximum of ($129,000, $127,200) = $129,000.

Enhancement base = due to the benefit base reset is increased to the value of the benefit base = $129,000.

Note: there is no enhancement due to the withdrawal that was taken during the year.

Annual income percentage = re-evaluated based on age at the time of the benefit base reset = 5.10%

GAI = new benefit base x annual income percentage = $129,000 x 5.10% = $6,579.

After the excess withdrawal:

Benefit base = benefit base prior to the excess withdrawal - [benefit base prior to excess withdrawal x excess withdrawal / Contract Value prior to the excess withdrawal] = $129,000 - [$129,000 x ($60,000 - $6,579) / ($130,000 -
$6,579)] = $73,164.

Enhancement base = enhancement base prior to the excess withdrawal - [enhancement base prior to excess withdrawal x excess withdrawal / Contract Value prior to the excess withdrawal] = $129,000 - [$129,000 x ($60,000 - $6,579) / ($130,000 - $6,579)] = $73,164.

GAI = new benefit base x annual income percentage = $73,164 x 5.10% = $3,731.

Example #6 -- Withdrawal prior to the benefit date.

Prior to the benefit date, a withdrawal of any amount will result in an adjustment on a Pro-rata Basis to the benefit base and enhancement base. The GAI will be equal to the reduced benefit base multiplied by the annual income percentage.

                           Contract                                                                 Guaranteed
                            Value   Purchase             Contract                          Annual     Annual
                            before  Payments Withdrawal Value after Benefit  Enhancement   Income     Income
Contract Year          Age Activity Received   Amount    Activity    Base       Base     Percentage   (GAI)
-------------          --- -------- -------- ---------- ----------- -------- ----------- ---------- ----------
Beginning of Year 1... 45  $      0 $100,000       --    $107,000   $100,000  $100,000      4.10%     $4,100
Activity (purchase
  payment)............ 45  $105,000 $ 20,000       --    $126,400   $120,000  $120,000      4.10%     $4,920
Beginning of Year 2... 46  $126,000 $      0       --    $126,000   $127,200  $120,000      4.10%     $5,215
Activity (withdrawal). 46  $130,000 $      0   $5,215    $124,785   $122,097  $115,186      4.10%     $5,006

After the withdrawal:

Benefit base = benefit base prior to the withdrawal - [benefit base prior to withdrawal x amount of withdrawal / Contract Value prior to the withdrawal] = $127,200 - [$127,200 x $5,215 / $130,000] = $122,097.

Enhancement base = enhancement base prior to the withdrawal - [enhancement base prior to withdrawal x amount of withdrawal / Contract Value prior to the withdrawal] = $120,000 - [$120,000 x $5,215 / $130,000] = $115,186.

GAI = new benefit base x annual income percentage = $122,097 x 4.10% = $5,006.

     Appendix R -- Examples of the MyPath Ascend Single and Joint Options

Below are several examples that are designed to help show how the MyPath Ascend (Single and Joint) riders function. The examples assume the Single option for purposes of the applicable annual income percentage and corresponding GAI. Under the Joint option, the benefit base calculations are identical to Single, but the applicable annual income percentage is less and will be based on the age of the youngest Designated Life. A complete description of this optional rider can be found in the section of this Prospectus entitled "Other Contract Options (Living Benefits)." Contract Values shown assume certain hypothetical gains or losses in order to better demonstrate how these optional riders can be impacted by Sub-Account gain or loss. The values in the column entitled 'Contract Value After Activity' reflect a credit enhancement of 7% of Purchase Payments in the first year where applicable. All values are rounded to the nearest dollar.

The examples are based on contracts applied for on or after July 21, 2014, for purposes of the applicable annual income percentage and corresponding GAI. For contracts applied for prior to July 21, 2014, the benefit base calculations are identical to the examples provided in the appendices, but the annual income percentage and corresponding GAI will be different based on the applicable annual income percentage in effect at that time.

Example #1 -- Initial values.

Examples 1-5 are progressive, starting with a Purchase Payment of $100,000 and illustrating the impact of additional activity on the benefit values. Each subsequent example builds on the activity illustrated in the prior example. The initial values are based on an initial Purchase Payment of $100,000 and the age of the Designated Life.

                         Contract                                                                 Guaranteed
                          Value   Purchase             Contract                          Annual     Annual
                          before  Payments Withdrawal Value after Benefit  Enhancement   Income     Income
Contract Year        Age Activity Received   Amount    Activity    Base       Base     Percentage   (GAI)
-------------        --- -------- -------- ---------- ----------- -------- ----------- ---------- ----------
Beginning of Year 1. 63     $0    $100,000     --      $107,000   $100,000  $100,000      4.10%     $4,100

Initial benefit base = initial Purchase Payment = $100,000.

Enhancement base = initial Purchase Payment = $100,000.

Annual income percentage = based on current age = 4.10%.

Initial GAI = initial benefit base x annual income percentage = $100,000 x 4.10% = $4,100.

Example #2 -- Subsequent purchase payment before first withdrawal.

Until the later of the first Contract Anniversary or the first withdrawal, if additional Purchase Payments are accepted, the benefit base and enhancement base will increase by the amount of the Purchase Payment. For eligible Purchase Payments, the GAI will be recalculated to be the new benefit base multiplied by the annual income percentage.

                         Contract                                                                 Guaranteed
                          Value   Purchase             Contract                          Annual     Annual
                          before  Payments Withdrawal Value after Benefit  Enhancement   Income     Income
Contract Year        Age Activity Received   Amount    Activity    Base       Base     Percentage   (GAI)
-------------        --- -------- -------- ---------- ----------- -------- ----------- ---------- ----------
Beginning of Year 1. 63  $      0 $100,000     --      $107,000   $100,000  $100,000      4.10%     $4,100
Activity (purchase
  payment).......... 63  $105,000 $ 20,000     --      $126,400   $120,000  $120,000      4.10%     $4,920

After the additional Purchase Payment:

Benefit base = benefit base prior to the Purchase Payment + Purchase Payment amount = $100,000 + $20,000 = $120,000.

Enhancement base = enhancement base prior to the Purchase Payment + Purchase Payment amount = $100,000 + $20,000 = $120,000.

GAI = new benefit base x annual income percentage = $120,000 x 4.10% = $4,920.

Example #3 -- Benefit base enhancement.

On each Contract Anniversary during the enhancement period, in each Contract Year where there is no withdrawal activity, the benefit base will be increased by the enhancement rate multiplied by the enhancement base. Following any applicable benefit base enhancement, the benefit base will be automatically reset to the current Contract Value, if higher (this is a benefit base reset). The GAI will be recalculated to be the new benefit base multiplied by the annual income percentage.

                         Contract                                                                 Guaranteed
                          Value   Purchase             Contract                          Annual     Annual
                          before  Payments Withdrawal Value after Benefit  Enhancement   Income     Income
Contract Year        Age Activity Received   Amount    Activity    Base       Base     Percentage   (GAI)
-------------        --- -------- -------- ---------- ----------- -------- ----------- ---------- ----------
Beginning of Year 1. 63  $      0 $100,000     --      $107,000   $100,000  $100,000      4.10%     $4,100
Activity (purchase
  payment).......... 63  $105,000 $ 20,000     --      $126,400   $120,000  $120,000      4.10%     $4,920
Beginning of Year 2. 64  $126,000 $      0     --      $126,000   $128,400  $120,000      4.10%     $5,264

After the enhancement:

Enhancement = the enhancement base x enhancement rate = $120,000 x 7.0% =
$8,400.

Benefit base = the benefit base prior to the enhancement plus the enhancement amount = $120,000 + $8,400 = $128,400

On a benefit base reset:

Benefit base = greater of Contract Value or benefit base prior to the reset = maximum of ($126,000, $128,400) = $128,400; No benefit base reset occurred.

Enhancement base = no impact = $120,000.

Annual income percentage = based on the current age as there have been no withdrawals yet = 4.10%.

GAI = new benefit base x annual income percentage = $128,400 x 4.10% = $5,264.

Example #4 -- After the benefit date, cumulative withdrawals during the second contract year less than or equal to the GAI.

On or after the benefit date, the client may make cumulative withdrawals up to the GAI each Contract Year without any adjustments to the benefit base, enhancement base, or the GAI.

                           Contract                                                                 Guaranteed
                            Value   Purchase             Contract                          Annual     Annual
                            before  Payments Withdrawal Value after Benefit  Enhancement   Income     Income
Contract Year          Age Activity Received   Amount    Activity    Base       Base     Percentage   (GAI)
-------------          --- -------- -------- ---------- ----------- -------- ----------- ---------- ----------
Beginning of Year 1... 63  $      0 $100,000       --    $107,000   $100,000  $100,000      4.10%     $4,100
Activity (purchase
  payment)............ 63  $105,000 $ 20,000       --    $126,400   $120,000  $120,000      4.10%     $4,920
Beginning of Year 2... 64  $126,000 $      0       --    $126,000   $128,400  $120,000      4.10%     $5,264
Activity (withdrawal). 64  $130,000 $      0   $5,264    $124,736   $128,400  $120,000      4.10%     $5,264

After the withdrawal:

Benefit base = no impact = $128,400.

Enhancement base = no impact= $120,000.

Annual income percentage = determined based on the current age as of the withdrawal date and will no longer change except in the case of a benefit base reset = 4.10%.

Example #5 -- After the benefit date, benefit base reset followed by cumulative withdrawals during the third contract year exceeding the GAI.

On or after the benefit date, the client may make cumulative withdrawals up to the GAI each Contract Year without any adjustments to the benefit base, enhancement base, or the GAI. Amounts withdrawn in excess of the GAI will result in an adjustment on a Pro-rata Basis to the benefit base and enhancement base. The adjustment will be based on the Contract Value prior to the excess portion of the withdrawal.

                           Contract                                                                 Guaranteed
                            Value   Purchase             Contract                          Annual     Annual
                            before  Payments Withdrawal Value after Benefit  Enhancement   Income     Income
Contract Year          Age Activity Received   Amount    Activity    Base       Base     Percentage   (GAI)
-------------          --- -------- -------- ---------- ----------- -------- ----------- ---------- ----------
Beginning of Year 1... 63  $      0 $100,000       --    $107,000   $100,000  $100,000      4.10%     $4,100
Activity (purchase
  payment)............ 63  $105,000 $ 20,000       --    $126,400   $120,000  $120,000      4.10%     $4,920
Beginning of Year 2... 64  $126,000 $      0       --    $126,000   $128,400  $120,000      4.10%     $5,264
Activity (withdrawal). 64  $130,000 $      0  $ 5,264    $124,736   $128,400  $120,000      4.10%     $5,264
Beginning of Year 3... 65  $129,000 $      0       --    $129,000   $129,000  $129,000      5.10%     $6,579
Activity (withdrawal). 65  $130,000 $      0  $60,000    $ 70,000   $ 73,164  $ 73,164      5.10%     $3,731

At the beginning of year 3:

Benefit base = greater of Contract Value or benefit base prior to the reset = maximum of ($129,000, $128,400) = $129,000.

Enhancement base = due to the benefit base reset is increased to the value of the benefit base = $129,000.

Note: there is no enhancement due to the withdrawal that was taken during the year.

Annual income percentage = re-evaluated based on age at the time of the benefit base reset = 5.10%

GAI = new benefit base x annual income percentage = $129,000 x 5.10% = $6,579.

After the excess withdrawal:

Benefit base = benefit base prior to the excess withdrawal - [benefit base prior to excess withdrawal x excess withdrawal / Contract Value prior to the excess withdrawal] = $129,000 - [$129,000 x ($60,000 - $6,579) / ($130,000 -
$6,579)] = $73,164.

Enhancement base = enhancement base prior to the excess withdrawal - [enhancement base prior to excess withdrawal X excess withdrawal / Contract Value prior to the excess withdrawal] = $129,000 - [$129,000 x ($60,000 - $6,579) / ($130,000 - $6,579)] = $73,164.

GAI = new benefit base x annual income percentage = $73,164 x 5.10% = $3,731.

Example #6 -- Withdrawal prior to the benefit date.

Prior to the benefit date, a withdrawal of any amount will result in an adjustment on a Pro-rata Basis to the benefit base and enhancement base. The GAI will be equal to the reduced benefit base multiplied by the annual income percentage.

                           Contract                                                                 Guaranteed
                            Value   Purchase             Contract                          Annual     Annual
                            before  Payments Withdrawal Value after Benefit  Enhancement   Income     Income
Contract Year          Age Activity Received   Amount    Activity    Base       Base     Percentage   (GAI)
-------------          --- -------- -------- ---------- ----------- -------- ----------- ---------- ----------
Beginning of Year 1... 45  $      0 $100,000       --    $107,000   $100,000  $100,000      4.10%     $4,100
Activity (purchase
  payment)............ 45  $105,000 $ 20,000       --    $126,400   $120,000  $120,000      4.10%     $4,920
Beginning of Year 2... 46  $126,000 $      0       --    $126,000   $128,400  $120,000      4.10%     $5,264
Activity (withdrawal). 46  $130,000 $      0   $5,264    $124,736   $123,200  $115,141      4.10%     $5,051

After the withdrawal:

Benefit base = benefit base prior to the withdrawal - [benefit base prior to withdrawal x amount of withdrawal / Contract Value prior to the withdrawal] = $128,400 - [$128,400 x $5,264 / $130,000] = $123,200.

Enhancement base = enhancement base prior to the withdrawal - [enhancement base prior to withdrawal x amount of withdrawal / Contract Value prior to the withdrawal] = $120,000 - [$120,000 x $5,264 / $130,000] = $115,141.

GAI = new benefit base x annual income percentage = $123,200 x 4.10% = $5,051.

     Appendix S -- Examples of the MyPath Summit Single and Joint Options

Below are several examples that are designed to help show how the MyPath Summit (Single and Joint) riders function. The examples assume the Single option for purposes of the applicable annual income percentage and corresponding GAI. Under the Joint option, the benefit base calculations are identical to Single, but the applicable annual income percentage is less and will be based on the age of the youngest Designated Life. A complete description of this optional rider can be found in the section of this Prospectus entitled "Other Contract Options (Living Benefits)." Contract Values shown assume certain hypothetical gains or losses in order to better demonstrate how these optional riders can be impacted by Sub-Account gain or loss. The values in the column entitled 'Contract Value After Activity' reflect a credit enhancement of 7% of Purchase Payments in the first year where applicable. All values are rounded to the nearest dollar. These examples are not intended to serve as projections of future investment returns nor are they a reflection of how your contract will actually perform.

The examples may not reflect the current annual income percentage or the current benefit base enhancement rate. Please see the prospectus or current Rate Sheet Prospectus Supplement for current annual income percentage and benefit base enhancement rates. Historic benefit base enhancement rates and annual income percentages are available in Appendix V to this prospectus.

Example #1 -- Initial values.

Examples 1-5 are progressive, starting with a Purchase Payment of $100,000 and illustrating the impact of additional activity on the benefit values. Each subsequent example builds on the activity illustrated in the prior example. The initial values are based on an initial Purchase Payment of $100,000 and the age of the Designated Life.

                         Contract                                                     Guaranteed
                          Value   Purchase             Contract              Annual     Annual
                          before  Payments Withdrawal Value after Benefit    Income     Income
Contract Year        Age Activity Received   Amount    Activity    Base    Percentage   (GAI)
-------------        --- -------- -------- ---------- ----------- -------- ---------- ----------
Beginning of Year 1. 63     $0    $100,000     --      $107,000   $100,000    4.35%     $4,350

Initial benefit base = initial Purchase Payment = $100,000.

Annual income percentage = based on current age = 4.35%.

Initial GAI = initial benefit base x annual income percentage = $100,000 x 4.35% = $4,350.

Example #2 -- subsequent purchase payment before first withdrawal.

Until the later of the first Contract Anniversary or the first withdrawal, if additional Purchase Payments are accepted, the benefit base will increase by the amount of the Purchase Payment. For eligible Purchase Payments, the GAI will be recalculated to be the new benefit base multiplied by the annual income percentage.

                                 Contract                                                     Guaranteed
                                  Value   Purchase             Contract              Annual     Annual
                                  before  Payments Withdrawal Value after Benefit    Income     Income
Contract Year                Age Activity Received   Amount    Activity    Base    Percentage   (GAI)
-------------                --- -------- -------- ---------- ----------- -------- ---------- ----------
Beginning of Year 1......... 63  $      0 $100,000     --      $107,000   $100,000    4.35%     $4,350
Activity (purchase payment). 63  $105,000 $ 20,000     --      $126,400   $120,000    4.35%     $5,220

After the additional Purchase Payment:

Benefit base = benefit base prior to the Purchase Payment + Purchase Payment amount = $100,000 + $20,000 = $120,000.

GAI = new benefit base x annual income percentage = $120,000 x 4.35% = $5,220.

Example #3 -- Benefit base reset.

On each Contract Anniversary the benefit base will be automatically reset to the current Contract Value, if higher (this is a benefit base reset). The GAI will be recalculated to be the new benefit base multiplied by the annual income percentage.

                                 Contract                                                     Guaranteed
                                  Value   Purchase             Contract              Annual     Annual
                                  before  Payments Withdrawal Value after Benefit    Income     Income
Contract Year                Age Activity Received   Amount    Activity    Base    Percentage   (GAI)
-------------                --- -------- -------- ---------- ----------- -------- ---------- ----------
Beginning of Year 1......... 63  $      0 $100,000     --      $107,000   $100,000    4.35%     $4,350
Activity (purchase payment). 63  $105,000 $ 20,000     --      $126,400   $120,000    4.35%     $5,220
Beginning of Year 2......... 64  $126,000 $      0     --      $126,000   $126,000    4.35%     $5,481

On a benefit base reset:

Benefit base = greater of Contract Value or benefit base prior to the reset = maximum of ($126,000, $120,000) = $126,000.

Annual income percentage = based on the current age as there have been no withdrawals yet = 4.35%.

GAI = new benefit base x annual income percentage = $126,000 x 4.35% = $5,481.

Example #4 -- After the benefit date, cumulative withdrawals during the second contract year less than or equal to the GAI.

On or after the benefit date, the client may make cumulative withdrawals up to the GAI each Contract Year without any adjustments to the benefit base or the GAI.

                                 Contract                                                     Guaranteed
                                  Value   Purchase             Contract              Annual     Annual
                                  before  Payments Withdrawal Value after Benefit    Income     Income
Contract Year                Age Activity Received   Amount    Activity    Base    Percentage   (GAI)
-------------                --- -------- -------- ---------- ----------- -------- ---------- ----------
Beginning of Year 1......... 63  $      0 $100,000       --    $107,000   $100,000    4.35%     $4,350
Activity (purchase payment). 63  $105,000 $ 20,000       --    $126,400   $120,000    4.35%     $5,220
Beginning of Year 2......... 64  $126,000 $      0       --    $126,000   $126,000    4.35%     $5,481
Activity (withdrawal)....... 64  $130,000 $      0   $5,481    $124,519   $126,000    4.35%     $5,481

After the withdrawal:

Benefit base = no impact = $126,000.

Annual income percentage = determined based on the current age as of the withdrawal date and will no longer change except in the case of a benefit base reset = 4.35%.

Example #5 -- After the benefit date, benefit base reset followed by cumulative withdrawals during the third contract year exceeding the GAI.

On or after the benefit date, the client may make cumulative withdrawals up to the GAI each Contract Year without any adjustments to the benefit base or the GAI. Amounts withdrawn in excess of the GAI will result in an adjustment on a Pro-rata Basis to the benefit base. The adjustment will be based on the Contract Value prior to the excess portion of the withdrawal.

                                 Contract                                                     Guaranteed
                                  Value   Purchase             Contract              Annual     Annual
                                  before  Payments Withdrawal Value after Benefit    Income     Income
Contract Year                Age Activity Received   Amount    Activity    Base    Percentage   (GAI)
-------------                --- -------- -------- ---------- ----------- -------- ---------- ----------
Beginning of Year 1......... 63  $      0 $100,000       --    $107,000   $100,000    4.35%     $4,350
Activity (purchase payment). 63  $105,000 $ 20,000       --    $126,400   $120,000    4.35%     $5,220
Beginning of Year 2......... 64  $126,000 $      0       --    $126,000   $126,000    4.35%     $5,481
Activity (withdrawal)....... 64  $130,000 $      0  $ 5,481    $124,519   $126,000    4.35%     $5,481
Beginning of Year 3......... 65  $129,000 $      0       --    $129,000   $129,000    5.35%     $6,902
Activity (withdrawal)....... 65  $130,000 $      0  $60,000    $ 70,000   $ 73,356    5.35%     $3,925

At the beginning of year 3:

Benefit base = due to the benefit base reset is reset to Contract Value = $129,000.

Annual income percentage = re-evaluated based on age at the time of the benefit base reset = 5.35%

GAI = new benefit base x annual income percentage = $129,000 x 5.35% = $6,902.

After the withdrawal:

Benefit base = benefit base prior to the excess withdrawal - [benefit base prior to excess withdrawal x excess withdrawal / Contract Value prior to the excess withdrawal] = $129,000 - [$129,000 x ($60,000 - $6,902) / ($130,000 -
$6,902)] = $73,356.

GAI = new benefit base x annual income percentage = $73,356 x 5.35% = $3,925.

Example #6 -- Withdrawal prior to the benefit date.

Prior to the benefit date, a withdrawal of any amount will result in an adjustment on a Pro-rata Basis to the benefit base. The GAI will be equal to the reduced benefit base multiplied by the annual income percentage.

                                 Contract                                                     Guaranteed
                                  Value   Purchase             Contract              Annual     Annual
                                  before  Payments Withdrawal Value after Benefit    Income     Income
Contract Year                Age Activity Received   Amount    Activity    Base    Percentage   (GAI)
-------------                --- -------- -------- ---------- ----------- -------- ---------- ----------
Beginning of Year 1......... 55  $      0 $100,000       --    $107,000   $100,000    4.35%     $4,350
Activity (purchase payment). 55  $105,000 $ 20,000       --    $126,400   $120,000    4.35%     $5,220
Beginning of Year 2......... 56  $126,000 $      0       --    $126,000   $126,000    4.35%     $5,481
Activity (withdrawal)....... 56  $130,000 $      0   $5,481    $124,519   $120,688    4.35%     $5,250

After the withdrawal:

Benefit base = benefit base prior to the withdrawal - [benefit base prior to withdrawal x amount of withdrawal / Contract Value prior to the withdrawal] = $126,000 - [$126,000 x $5,481 / $130,000] = $120,688.

GAI = new benefit base x annual income percentage = $120,688 x 4.35% = $5,250.

      Appendix T -- Examples of the MyPath Value Single and Joint Options

Below are several examples that are designed to help show how the MyPath Value (Single and Joint) riders function. The examples assume the Single option for purposes of the applicable annual income percentage and corresponding GAI. Under the Joint option, the benefit base calculations are identical to Single, but the applicable annual income percentage is less and will be based on the age of the youngest Designated Life. A complete description of this optional rider can be found in the section of this Prospectus entitled "Other Contract Options (Living Benefits)." Contract Values shown assume certain hypothetical gains or losses in order to better demonstrate how the optional rider can be impacted by Sub-Account gain or loss. The values in the column entitled 'Contract Value After Activity' reflect a credit enhancement of 7% of Purchase Payments in the first year where applicable. All values are rounded to the nearest dollar. These examples are not intended to serve as projections of future investment returns nor are they a reflection of how your contract will actually perform.

The examples may not reflect the current annual income percentage or the current benefit base enhancement rate. Please see the prospectus or current Rate Sheet Prospectus Supplement for current annual income percentage and benefit base enhancement rates. Historic benefit base enhancement rates and annual income percentages are available in Appendix V to this prospectus.

Example #1 -- Initial values.

Examples 1-5 are progressive, starting with a Purchase Payment of $100,000 and illustrating the impact of additional activity on the benefit values. Each subsequent example builds on the activity illustrated in the prior example. The initial values are based on an initial Purchase Payment of $100,000.

                         Contract                                                     Guaranteed
                          Value   Purchase             Contract              Annual     Annual
                          before  Payments Withdrawal Value after Benefit    Income     Income
Contract Year        Age Activity Received   Amount    Activity    Base    Percentage   (GAI)
-------------        --- -------- -------- ---------- ----------- -------- ---------- ----------
Beginning of Year 1. 63     $0    $100,000     --      $107,000   $100,000    4.10%     $4,100

Initial benefit base = initial Purchase Payment = $100,000.

Annual income percentage = 4.10%

Initial GAI = initial benefit base x annual income percentage = $100,000 x 4.10% = $4,100.

Example #2 -- Subsequent purchase payment before first withdrawal.

Until the later of the first Contract Anniversary or the first withdrawal, if additional Purchase Payments are accepted, the benefit base will increase by the amount of the Purchase Payment. For eligible Purchase Payments, the GAI will be recalculated to be the new benefit base multiplied by the annual income percentage.

                                 Contract                                                     Guaranteed
                                  Value   Purchase             Contract              Annual     Annual
                                  before  Payments Withdrawal Value after Benefit    Income     Income
Contract Year                Age Activity Received   Amount    Activity    Base    Percentage   (GAI)
-------------                --- -------- -------- ---------- ----------- -------- ---------- ----------
Beginning of Year 1......... 63  $      0 $100,000     --      $107,000   $100,000    4.10%     $4,100
Activity (purchase payment). 63  $105,000 $ 20,000     --      $126,400   $120,000    4.10%     $4,920

After the additional Purchase Payment:

Benefit base = benefit base prior to the Purchase Payment + Purchase Payment amount = $100,000 + $20,000 = $120,000.

GAI = new benefit base x annual income percentage = $120,000 x 4.10% = $4,920.

Example #3 -- Benefit base reset.

On each Contract Anniversary the benefit base will be automatically reset to the current Contract Value, if higher (this is a benefit base reset). The GAI will be recalculated to be the new benefit base multiplied by the annual income percentage.

                                 Contract                                                     Guaranteed
                                  Value   Purchase             Contract              Annual     Annual
                                  before  Payments Withdrawal Value after Benefit    Income     Income
Contract Year                Age Activity Received   Amount    Activity    Base    Percentage   (GAI)
-------------                --- -------- -------- ---------- ----------- -------- ---------- ----------
Beginning of Year 1......... 63  $      0 $100,000     --      $107,000   $100,000    4.10%     $4,100
Activity (purchase payment). 63  $105,000 $ 20,000     --      $126,400   $120,000    4.10%     $4,920
Beginning of Year 2......... 64  $126,000 $      0     --      $126,000   $126,000    4.10%     $5,166

On a benefit base reset:

Benefit base = greater of Contract Value or benefit base prior to the reset = maximum of ($126,000, $120,000) = $126,000.

GAI = new benefit base x annual income percentage = $126,000 x 4.10% = $5,166.

Example #4 -- After the benefit date, cumulative withdrawals during the second contract year less than or equal to the GAI.

On or after the benefit date, the client may make cumulative withdrawals up to the GAI each Contract Year without any adjustments to the benefit base or the GAI.

                                 Contract                                                     Guaranteed
                                  Value   Purchase             Contract              Annual     Annual
                                  before  Payments Withdrawal Value after Benefit    Income     Income
Contract Year                Age Activity Received   Amount    Activity    Base    Percentage   (GAI)
-------------                --- -------- -------- ---------- ----------- -------- ---------- ----------
Beginning of Year 1......... 63  $      0 $100,000       --    $107,000   $100,000    4.10%     $4,100
Activity (purchase payment). 63  $105,000 $ 20,000       --    $126,400   $120,000    4.10%     $4,920
Beginning of Year 2......... 64  $126,000 $      0       --    $126,000   $126,000    4.10%     $5,166
Activity (withdrawal)....... 64  $130,000 $      0   $5,166    $124,834   $126,000    4.10%     $5,166

After the withdrawal:

Benefit base = no impact = $126,000.

Example #5 -- After the benefit date, benefit base reset followed by cumulative withdrawals during the third contract year exceeding the GAI.

On or after the benefit date, the client may make cumulative withdrawals up to the GAI each Contract Year without any adjustments to the benefit base or the GAI. Amounts withdrawn in excess of the GAI will result in an adjustment on a Pro-rata Basis to the benefit base. The adjustment will be based on the Contract Value prior to the excess portion of the withdrawal.

                                 Contract                                                     Guaranteed
                                  Value   Purchase             Contract              Annual     Annual
                                  before  Payments Withdrawal Value after Benefit    Income     Income
Contract Year                Age Activity Received   Amount    Activity    Base    Percentage   (GAI)
-------------                --- -------- -------- ---------- ----------- -------- ---------- ----------
Beginning of Year 1......... 63  $      0 $100,000       --    $107,000   $100,000    4.10%     $4,100
Activity (purchase payment). 63  $105,000 $ 20,000       --    $126,400   $120,000    4.10%     $4,920
Beginning of Year 2......... 64  $126,000 $      0       --    $126,000   $126,000    4.10%     $5,166
Activity (withdrawal)....... 64  $130,000 $      0  $ 5,166    $124,834   $126,000    4.10%     $5,166
Beginning of Year 3......... 65  $129,000 $      0  $     0    $129,000   $129,000    4.10%     $5,289
Activity (withdrawal)....... 65  $130,000 $      0  $60,000    $ 70,000   $ 72,407    4.10%     $2,969

At the beginning of year 3:

Benefit base = due to the benefit base reset is reset to Contract Value = $129,000.

GAI = new benefit base x annual income percentage = $129,000 x 4.10% = $5,289.

After the excess withdrawal:

Benefit base = benefit base prior to the excess withdrawal - [benefit base prior to excess withdrawal x excess withdrawal / Contract Value prior to the excess withdrawal] = $129,000 - [$129,000 x ($60,000 - $5,289) / ($130,000 -
$5,289)] = $72,407.

GAI = new benefit base x annual income percentage = $72,407 x 4.10% = $2,969.

Example #6 -- Withdrawal prior to the benefit date.

Prior to the benefit date, a withdrawal of any amount will result in an adjustment on a Pro-rata Basis to the benefit base. The GAI will be equal to the reduced benefit base multiplied by the annual income percentage.

                                 Contract                     Contract                     Guaranteed
                                  Value   Purchase             Value              Annual     Annual
                                  before  Payments Withdrawal  after   Benefit    Income     Income
Contract Year                Age Activity Received   Amount   Activity  Base    Percentage   (GAI)
-------------                --- -------- -------- ---------- -------- -------- ---------- ----------
Beginning of Year 1......... 63  $      0 $100,000       --   $107,000 $100,000    4.10%     $4,100
Activity (purchase payment). 63  $105,000 $ 20,000       --   $126,400 $120,000    4.10%     $4,920
Beginning of Year 2......... 64  $126,000 $      0       --   $126,000 $126,000    4.10%     $5,166
Activity (withdrawal)....... 64  $130,000 $      0   $5,166   $124,834 $120,993    4.10%     $4,961

After the withdrawal:

Benefit base = benefit base prior to the withdrawal - [benefit base prior to withdrawal x amount of withdrawal / Contract Value prior to the withdrawal] = $126,000 - [$126,000 x $5,166 / $130,000] = $120,993.

GAI = new benefit base x annual income percentage = $120,993 x 4.10% = $4,961.

   Appendix U -- Examples of the MyPath Ascend 2.0 Single and Joint Options

Below are several examples that are designed to help show how the MyPath Ascend
2.0 (Single and Joint) riders function. The examples assume the Single option for purposes of the applicable annual income percentage and corresponding GAI. Under the Joint option, the benefit base calculations are identical to Single but the applicable annual income percentage is less and will be based on the age of the youngest Designated Life. A complete description of this optional rider can be found in the section of this Prospectus entitled "Other Contract Options (Living Benefits)." Contract Values shown assume certain hypothetical gains or losses in order to better demonstrate how these optional riders can be impacted by Sub-Account gain or loss. The values in the column entitled 'Contract Value after Activity' reflect a credit enhancement of 7% of Purchase Payments in the first year where applicable. All values are rounded to the nearest dollar. These examples are not intended to serve as projections of future investment returns nor are they a reflection of how your contract will actually perform.

The examples may not reflect the current annual income percentage or the current benefit base enhancement rate. Please see the prospectus or current Rate Sheet Prospectus Supplement for current annual income percentage and benefit base enhancement rates. Historic benefit base enhancement rates and annual income percentages are available in Appendix V to this prospectus.

Examples 1-5 are progressive, starting with a Purchase Payment of $100,000 and illustrating the impact of additional activity on the benefit values. Each subsequent example builds on the activity illustrated in the prior example.

Example #1 -- Initial values.

The initial values are based on an initial Purchase Payment of $100,000 and the age of the Designated Life.

                         Contract                     Contract                                 Guaranteed
                          Value   Purchase             Value                          Annual     Annual
                          before  Payments Withdrawal  after   Benefit  Enhancement   Income     Income
Contract Year        Age Activity Received   Amount   Activity  Base       Base     Percentage   (GAI)
-------------        --- -------- -------- ---------- -------- -------- ----------- ---------- ----------
Beginning of Year 1. 63     $0    $100,000     --     $107,000 $100,000  $100,000      4.1%      $4,100

Initial benefit base = initial Purchase Payment = $100,000.

Enhancement base = initial Purchase Payment = $100,000.

Annual income percentage = based on current age = 4.1%.

Initial GAI = initial benefit base X annual income percentage = $100,000 X 4.1% = $4,100.

Example #2 -- Subsequent Purchase Payment before first withdrawal.

Until the later of the first Contract Anniversary or the first withdrawal, if additional Purchase Payments are accepted, the benefit base and enhancement base will increase by the amount of the Purchase Payment. For eligible Purchase Payments, the GAI will be recalculated to be the new benefit base multiplied by the annual income percentage.

                         Contract                     Contract                                 Guaranteed
                          Value   Purchase             Value                          Annual     Annual
                          before  Payments Withdrawal  after   Benefit  Enhancement   Income     Income
Contract Year        Age Activity Received   Amount   Activity  Base       Base     Percentage   (GAI)
-------------        --- -------- -------- ---------- -------- -------- ----------- ---------- ----------
Beginning of Year 1. 63  $      0 $100,000     --     $107,000 $100,000  $100,000      4.1%      $4,100
Activity (purchase
  payment).......... 63  $105,000 $ 20,000     --     $126,400 $120,000  $120,000      4.1%      $4,920

After the additional Purchase Payment:

Benefit base = benefit base prior to the Purchase Payment + Purchase Payment amount = $100,000 + $20,000 = $120,000.

Enhancement base = enhancement base prior to the Purchase Payment + Purchase Payment amount = $100,000 + $20,000 = $120,000.

GAI = new benefit base X annual income percentage = $120,000 X 4.1% = $4,920.

Example #3 -- Benefit base enhancement.

On each Contract Anniversary during the enhancement period, in each Contract Year where there is no withdrawal activity, the benefit base will be increased by the enhancement rate multiplied by the enhancement base. Following any applicable benefit base enhancement, the benefit base will be automatically reset to the current Contract Value, if higher (this is a benefit base reset). The GAI will be recalculated to be the new benefit base multiplied by the annual income percentage.

                         Contract                     Contract                                 Guaranteed
                          Value   Purchase             Value                          Annual     Annual
                          before  Payments Withdrawal  after   Benefit  Enhancement   Income     Income
Contract Year        Age Activity Received   Amount   Activity  Base       Base     Percentage   (GAI)
-------------        --- -------- -------- ---------- -------- -------- ----------- ---------- ----------
Beginning of Year 1. 63  $      0 $100,000     --     $107,000 $100,000  $100,000      4.1%      $4,100
Activity (purchase
  payment).......... 63  $105,000 $ 20,000     --     $126,400 $120,000  $120,000      4.1%      $4,920
Beginning of Year 2. 64  $126,000 $      0     --     $126,000 $128,400  $120,000      4.1%      $5,264

After the enhancement:

Enhancement = the enhancement base X enhancement rate = $120,000 X 7.0% =
$8,400.

Benefit base = the benefit base prior to the enhancement plus the enhancement amount = $120,000 + $8,400 = $128,400.

On a benefit base reset:

Benefit base = greater of Contract Value or benefit base prior to the reset = maximum of ($126,000, $128,400) = $128,400; No benefit base reset occurred.

Enhancement base = no impact = $120,000.

Annual income percentage = based on the current age as there have been no withdrawals yet = 4.1%.

GAI = new benefit base X annual income percentage = $128,400 X 4.1% = $5,264.

Example #4 -- After the benefit date, cumulative withdrawals during the second Contract Year less than or equal to the GAI.

On or after the benefit date, the client may make cumulative withdrawals up to the GAI each Contract Year without any adjustments to the benefit base, enhancement base, or the GAI.

                           Contract                     Contract                                 Guaranteed
                            Value   Purchase             Value                          Annual     Annual
                            before  Payments Withdrawal  after   Benefit  Enhancement   Income     Income
Contract Year          Age Activity Received   Amount   Activity  Base       Base     Percentage   (GAI)
-------------          --- -------- -------- ---------- -------- -------- ----------- ---------- ----------
Beginning of Year 1... 63  $      0 $100,000       --   $107,000 $100,000  $100,000      4.1%      $4,100
Activity (purchase
  payment)............ 63  $105,000 $ 20,000       --   $126,400 $120,000  $120,000      4.1%      $4,920
Beginning of Year 2... 64  $126,000 $      0       --   $126,000 $128,400  $120,000      4.1%      $5,264
Activity (withdrawal). 64  $130,000 $      0   $5,264   $124,736 $128,400  $120,000      4.1%      $5,264

After the withdrawal:

Benefit base = no impact = $128,400.

Enhancement base = no impact = $120,000.

Annual income percentage = determined based on the current age as of the withdrawal date and will no longer change except in the case of a benefit base reset = 4.1%.

Example #5 -- After the benefit date, benefit base reset followed by cumulative withdrawals during the third Contract Year exceeding the GAI.

On or after the benefit date, the client may make cumulative withdrawals up to the GAI each Contract Year without any adjustments to the benefit base, enhancement base, or the GAI. Amounts withdrawn in excess of the GAI will result in an adjustment on a Pro-rata Basis to the benefit base and enhancement base. The adjustment will be based on the Contract Value prior to the excess portion of the withdrawal.

                           Contract                     Contract                                 Guaranteed
                            Value   Purchase             Value                          Annual     Annual
                            before  Payments Withdrawal  after   Benefit  Enhancement   Income     Income
Contract Year          Age Activity Received   Amount   Activity  Base       Base     Percentage   (GAI)
-------------          --- -------- -------- ---------- -------- -------- ----------- ---------- ----------
Beginning of Year 1... 63  $      0 $100,000       --   $107,000 $100,000  $100,000      4.1%      $4,100
Activity (purchase
  payment)............ 63  $105,000 $ 20,000       --   $126,400 $120,000  $120,000      4.1%      $4,920
Beginning of Year 2... 64  $126,000 $      0       --   $126,000 $128,400  $120,000      4.1%      $5,264
Activity (withdrawal). 64  $130,000 $      0  $ 5,264   $124,736 $128,400  $120,000      4.1%      $5,264
Beginning of Year 3... 65  $129,000 $      0       --   $129,000 $129,000  $129,000      5.1%      $6,579
Activity (withdrawal). 65  $130,000 $      0  $60,000   $ 70,000 $ 73,164  $ 73,164      5.1%      $3,731

At the beginning of year 3:

Benefit base = greater of Contract Value or benefit base prior to the reset = maximum of ($129,000, $128,400) = $129,000.

Enhancement base = due to the benefit base reset is increased to the value of the benefit base = $129,000.

Note: there is no enhancement due to the withdrawal that was taken during the year.

Annual income percentage = re-evaluated based on age at the time of the benefit base reset = 5.1%

GAI = new benefit base X annual income percentage = $129,000 X 5.1% = $6,579.

After the excess withdrawal:

Benefit base = benefit base prior to the excess withdrawal - [benefit base prior to excess withdrawal X excess withdrawal / Contract Value prior to the excess withdrawal] = $129,000 - [$129,000 X ($60,000 - $6,579) / ($130,000 -
$6,579)] = $73,164.

Enhancement base = enhancement base prior to the excess withdrawal - [enhancement base prior to excess withdrawal X excess withdrawal / Contract Value prior to the excess withdrawal] = $129,000 - [$129,000 X ($60,000 - $6,579) / ($130,000 - $6,579)] = $73,164.

GAI = new benefit base X annual income percentage = $73,164 X 5.1% = $3,731.

Example #6 -- Withdrawal prior to the benefit date.

Prior to the benefit date, a withdrawal of any amount will result in an adjustment on a Pro-rata Basis to the benefit base and enhancement base. The GAI will be equal to the reduced benefit base multiplied by the annual income percentage.

                           Contract                     Contract                                 Guaranteed
                            Value   Purchase             Value                          Annual     Annual
                            before  Payments Withdrawal  after   Benefit  Enhancement   Income     Income
Contract Year          Age Activity Received   Amount   Activity  Base       Base     Percentage   (GAI)
-------------          --- -------- -------- ---------- -------- -------- ----------- ---------- ----------
Beginning of Year 1... 45  $      0 $100,000       --   $107,000 $100,000  $100,000      4.1%      $4,100
Activity (purchase
  payment)............ 45  $105,000 $ 20,000       --   $126,400 $120,000  $120,000      4.1%      $4,920
Beginning of Year 2... 46  $126,000 $      0       --   $126,000 $128,400  $120,000      4.1%      $5,264
Activity (withdrawal). 46  $130,000 $      0   $5,264   $124,736 $123,200  $115,141      4.1%      $5,051

After the withdrawal:

Benefit base = benefit base prior to the withdrawal - [benefit base prior to withdrawal X amount of withdrawal / Contract Value prior to the withdrawal] = $128,400 - [$128,400 X $5,264 / $130,000] = $123,200.

Enhancement base = enhancement base prior to the withdrawal - [enhancement base prior to withdrawal X amount of withdrawal / Contract Value prior to the withdrawal] = $120,000 - [$120,000 X $5,264 / $130,000] = $115,141.

GAI = new benefit base X annual income percentage = $123,200 X 4.1% = $5,051.

Example #7 -- 200% Benefit Base Guarantee.

On the later of the 12th Contract Anniversary following the rider effective date, or the Contract Anniversary on or following the 67th birthday of the Designated Life (youngest designated life if Joint), if no withdrawals have been taken from the contract, the 200% benefit base guarantee is equal to the sum of all Purchase Payments made before the first Contract Anniversary multiplied by 200%, and all subsequent Purchase Payments made on or after the first Contract Anniversary.

If the 200% benefit base guarantee is greater than the current benefit base, following any applicable benefit base reset or benefit base enhancement, the benefit base will be set equal to the 200% benefit base guarantee. The benefit base after adjustment remains subject to the benefit base maximum of $4,000,000. If you take a withdrawal on or before the date your benefit base is eligible for the 200% benefit base guarantee, the 200% benefit base guarantee terminates without value.

                          Contract                     Contract                                 Guaranteed
                           Value   Purchase             Value                          Annual     Annual
                           before  Payments Withdrawal  after   Benefit  Enhancement   Income     Income
Contract Year         Age Activity Received   Amount   Activity  Base       Base     Percentage   (GAI)
-------------         --- -------- -------- ---------- -------- -------- ----------- ---------- ----------
Beginning of Year 1.. 54  $      0 $100,000     --     $107,000 $100,000  $100,000      4.1%     $ 4,100
Activity (purchase
  payment)........... 55  $105,000 $ 20,000     --     $126,400 $120,000  $120,000      4.1%     $ 4,920
Beginning of Year 2.. 55  $112,000 $      0     --     $112,000 $128,400  $120,000      4.1%     $ 5,264
Beginning of Year 3.. 56  $112,000 $      0     --     $112,000 $136,800  $120,000      4.1%     $ 5,609
Beginning of Year 4.. 57  $117,000 $      0     --     $117,000 $145,200  $120,000      4.1%     $ 5,953
Beginning of Year 5.. 58  $122,000 $      0     --     $122,000 $153,600  $120,000      4.1%     $ 6,298
Beginning of Year 6.. 59  $128,000 $      0     --     $128,000 $162,000  $120,000      4.1%     $ 6,642
Beginning of Year 7.. 60  $132,000 $      0     --     $132,000 $170,400  $120,000      4.1%     $ 6,986
Beginning of Year 8.. 61  $134,000 $      0     --     $134,000 $178,800  $120,000      4.1%     $ 7,331
Beginning of Year 9.. 62  $138,000 $      0     --     $138,000 $187,200  $120,000      4.1%     $ 7,675
Beginning of Year 10. 63  $141,000 $      0     --     $141,000 $195,600  $120,000      4.1%     $ 8,020
Beginning of Year 11. 64  $145,000 $      0     --     $145,000 $204,000  $120,000      4.1%     $ 8,364
Beginning of Year 12. 65  $148,000 $      0     --     $148,000 $212,400  $120,000      5.1%     $10,832
Beginning of Year 13. 66  $152,000 $      0     --     $152,000 $220,800        --      5.1%     $11,261
Beginning of Year 14. 67  $168,000 $      0     --     $168,000 $240,000        --      5.1%     $12,240

After the 12/th/ Contract Anniversary:

After the enhancement is credited, the Enhancement Base is no longer applicable as the Enhancement Period has ended.

After the 13/th/ Contract Anniversary:

200% Benefit Base Guarantee = [200% * (total purchase payments in 1st contract year)] + (total purchase payments made after the 1st contract anniversary) = [200% * ($100,000 + $20,000)] + ($0) = $240,000

Benefit Base = the greater of the benefit base after any applicable benefit base enhancement or benefit base reset and the 200% Benefit Base Guarantee = maximum of ($220,800, $240,000) = $240,000.

GAI = new benefit base X annual income percentage = $240,000 X 5.1% = $12,240.

           Appendix V -- Historic Benefit Base Enhancement Rates and
                           Annual Income Percentages

Below are the historic benefit base enhancement rates and annual income percentages applicable to the optional living benefit riders described in this Prospectus. If a rider is not listed, it means that the enhancement rates and the annual income percentages have not changed for the particular rider. A complete description of the riders can be found in the section of this Prospectus entitled "Other Contract Options (Living Benefits)".

Contracts Applied For Between July 9, 2018 and January 20, 2019

The tables below list the enhancement rates and annual income percentages applicable for contracts with optional living benefit riders applied for between July 9, 2018 and January 20, 2019.

MyPath Ascend 2.0 (Single and Joint) Option
Benefit Base Enhancement Rate: 7.0%



                             Single Annual Income        Joint Annual Income
           Age                    Percentage                 Percentage
           ---               --------------------        -------------------
     Through age 64                  4.50%                      4.00%
         65 - 74                     5.60%                      5.25%
         75 - 79                     6.00%                      5.50%
           80+                       6.50%                      6.00%



Contracts Applied For Between October 23, 2017 and July 8, 2018

The tables below list the enhancement rates and annual income percentages applicable for contracts with optional living benefit riders applied for between October 23, 2017 and July 8, 2018.

MyPath Ascend 2.0 (Single and Joint) Option
Benefit Base Enhancement Rate: 7.0%



                             Single Annual Income        Joint Annual Income
           Age                    Percentage                 Percentage
           ---               --------------------        -------------------
     Through age 64                  4.50%                      4.00%
         65 - 74                     5.50%                      5.00%
         75 - 79                     5.85%                      5.25%
           80+                       6.35%                      6.00%



Contracts Applied For Between June 5, 2017 and October 22, 2017

The tables below list the enhancement rates and annual income percentages applicable for contracts with optional living benefit riders applied for between June 5, 2017 and October 22, 2017.

MyPath Ascend 2.0 (Single and Joint) Option
Benefit Base Enhancement Rate: 7.0%



                             Single Annual Income        Joint Annual Income
           Age                    Percentage                 Percentage
           ---               --------------------        -------------------
     Through age 64                  4.25%                      3.75%
         65 - 74                     5.25%                      4.75%
         75 - 79                     5.50%                      5.00%
           80+                       6.25%                      5.75%

Contracts Applied For Before June 5, 2017

The tables below list the enhancement rates and annual income percentages applicable for contracts with optional living benefit riders applied for before June 5, 2017.

MyPath Ascend 2.0 (Single and Joint) Option
Benefit Base Enhancement Rate: 7.0%



                             Single Annual Income        Joint Annual Income
           Age                    Percentage                 Percentage
           ---               --------------------        -------------------
     Through age 64                  4.10%                      3.75%
         65 - 74                     5.10%                      4.75%
         75 - 79                     5.35%                      5.00%
           80+                       6.10%                      5.75%



Contracts Applied For Between July 21, 2014 and July 8, 2018

The tables below list the enhancement rates and annual income percentages applicable for contracts with optional living benefit riders applied for between July 21, 2014 and July 8, 2018.

MyPath Core Flex (Single and Joint) Option
Benefit Base Enhancement Rate: 6.0%



                             Single Annual Income        Joint Annual Income
           Age                    Percentage                 Percentage
           ---               --------------------        -------------------
     Through age 64                  4.10%                      3.85%
         65 - 74                     5.10%                      4.85%
         75 - 79                     5.35%                      5.10%
           80+                       6.10%                      5.85%



Contracts Applied For Before July 21, 2014

The tables below list the enhancement rates and annual income percentages applicable for contracts with optional living benefit riders applied for before July 21, 2014.

MyPath Core Flex (Single and Joint) Option
Benefit Base Enhancement Rate: 6.0%



                             Single Annual Income        Joint Annual Income
           Age                    Percentage                 Percentage
           ---               --------------------        -------------------
     Through age 64                  4.00%                      3.50%
         65 - 74                     5.00%                      4.50%
         75 - 79                     5.25%                      4.75%
           80+                       6.00%                      5.50%



MyPath Ascend (Single and Joint) Option
Benefit Base Enhancement Rate: 7.0%



                             Single Annual Income        Joint Annual Income
           Age                    Percentage                 Percentage
           ---               --------------------        -------------------
     Through age 64                  4.00%                      3.50%
         65 - 74                     5.00%                      4.50%
         75 - 79                     5.25%                      4.75%
           80+                       6.00%                      5.50%



MyPath Summit (Single and Joint) Option
Benefit Base Enhancement Rate: not applicable



                             Single Annual Income        Joint Annual Income
           Age                    Percentage                 Percentage
           ---               --------------------        -------------------
     Through age 64                  4.25%                      3.75%
         65 - 74                     5.25%                      4.75%
         75 - 79                     5.50%                      5.00%
           80+                       6.25%                      5.75%

MyPath Value (Single and Joint) Option
Benefit Base Enhancement Rate: not applicable



                             Single Annual Income        Joint Annual Income
           Age                    Percentage                 Percentage
           ---               --------------------        -------------------
        All ages                     4.00%                      3.50%

                                    PART B

                           INFORMATION REQUIRED IN A
                      STATEMENT OF ADDITIONAL INFORMATION

                           VARIABLE ANNUITY ACCOUNT
              ("VARIABLE ANNUITY ACCOUNT"), A SEPARATE ACCOUNT OF

                       MINNESOTA LIFE INSURANCE COMPANY
                              ("MINNESOTA LIFE")
                            400 ROBERT STREET NORTH
                        ST. PAUL, MINNESOTA 55101-2098

                           TELEPHONE: 1-800-362-3141

                      STATEMENT OF ADDITIONAL INFORMATION


THE DATE OF THIS DOCUMENT AND THE PROSPECTUS IS: May 1, 2019


This Statement of Additional Information is not a prospectus. Much of the information contained in this Statement of Additional Information expands upon subjects discussed in the Prospectus. Therefore, this Statement should be read in conjunction with the Variable Annuity Account's current Prospectus, bearing the same date, which may be obtained by calling Securian at 1-800-362-3141; or writing to Securian at Securian Center, 400 Robert Street North, St. Paul, Minnesota 55101-2098.

   General Information and History
   Distribution of Contract
   Performance
   Independent Registered Public Accounting Firm
   Registration Statement
   Financial Statements

                        GENERAL INFORMATION AND HISTORY

The Variable Annuity Account is a separate investment account of the Minnesota Life Insurance Company ("Minnesota Life"), a life insurance company organized under the laws of Minnesota. Minnesota Life was formerly known as The Minnesota Mutual Life Insurance Company ("Minnesota Mutual"), a mutual life insurance company organized in 1880 under the laws of Minnesota. Effective October 1, 1998, Minnesota Mutual reorganized by forming a mutual insurance holding company named "Minnesota Mutual Companies, Inc." Minnesota Mutual continued its corporate existence following conversion to a stock life insurance company named Minnesota Life. Minnesota Life is a subsidiary of Securian Financial Group, Inc. which in turn is a wholly-owned subsidiary of Securian Holding Company, which in turn is a wholly-owned subsidiary of the ultimate parent, Minnesota Mutual Companies, Inc.

                           DISTRIBUTION OF CONTRACT

The contract will be sold in a continuous offering by our life insurance agents who are also registered representatives of our affiliated broker-dealer, Securian Financial Services, Inc. ("Securian Financial") or other affiliated or unaffiliated broker-dealers who have entered into selling agreements with Securian Financial and Minnesota Life. Securian Financial acts as principal underwriter of the contracts.

Securian Financial and Securian Asset Management, Inc. are wholly-owned subsidiaries of Securian Financial Group, Inc. Securian Asset Management, Inc., is a registered investment adviser and the investment adviser to the Securian Funds Trust Funds. Securian Financial is registered as a broker-dealer under the Securities Exchange Act of 1934 and is a member of the National Association of Securities Dealers, Inc.


Amounts paid by Minnesota Life to the underwriter for 2018, 2017 and 2016 were $33,839,755, $31,245,769 and $42,812,746 respectively, for payment to associated dealers on the sale of the contracts, which includes other contracts issued through the Variable Annuity Account. Securian Financial also receives amounts from some of the Portfolios for services provided under a 12b-1 plan of distribution.


Agents of Minnesota Life who are also registered representatives of Securian Financial are compensated directly by Minnesota Life. Agents or registered representatives of other broker-dealers are paid by their broker-dealer.

Minnesota Life makes payment to the broker-dealers and does not determine your registered representative's compensation. You are encouraged to ask your registered representative about the basis upon which he or she will be personally compensated for the advice or recommendations provided in connection with the sale of your contract.


The categories of payments Minnesota Life provides are described in the prospectus. These categories are not mutually exclusive and Minnesota Life may choose to make additional types of payments in the future. Firms may receive payments under more than one, or all categories. Not all firms receive additional compensation and the amount of compensation varies. Minnesota Life determines which firms to provide support and the extent of any payments. It generally chooses to compensate firms that have an ability to distribute the contracts and that are willing to cooperate with our promotional efforts. We do not attempt to make an independent assessment of the cost of providing any service(s).


The following is a list of names of the registered broker-dealers, which are members of FINRA, that with respect to annuity business related to this contract, during the last calendar year, we are aware received additional payments of more than $5,000 with respect to annuity business during the last calendar year. While we endeavor to update this list annually, please note that interim changes or new arrangements may not be reflected in this information. We assume no duty to notify contractowners whether his or her registered representative should be included.


Waddell & Reed
6300 Lamar Avenue
Shawnee Mission, KS 66202

H Beck Inc.
6600 Rockledge Drive, Sixth Floor
Bethesda, Maryland 20817-1806

Commonwealth Financial Network
29 Sawyer Road
Waltham, MA 02453

Ameriprise Financial Services, Inc.
570 Ameriprise Financial Center
Minneapolis, MN 55474

Cetera Financial Group, Inc.
200 North Sepulveda Boulevard, Suite 1200
El Segundo, CA 90245

Advisor Group Inc.
FSC Securities Corporation
2300 Windy Ridge Pkwy, Suite 1000
Atlanta, GA 30339

Ladenburg Thalmann Advisor Network LLC
277 Park Avenue, 26th floor
New York, NY 10172

Valmark Securities, Inc.
130 Springside Drive, Suite 300
Akron, OK 44333


                                  PERFORMANCE

From time to time our advertising and other promotional material may quote the performance (yield and total return) of a sub-account. In addition, our reports or other communications to current or prospective contract owners may also quote the yield on total return of the sub-account. Quoted results are based on past performance and reflect the performance of all assets held in that sub-account for the stated time period. QUOTED RESULTS ARE NEITHER AN ESTIMATE NOR A GUARANTEE OF FUTURE INVESTMENT PERFORMANCE, AND DO NOT REPRESENT THE ACTUAL EXPERIENCE OF AMOUNTS INVESTED BY ANY PARTICULAR CONTRACT OWNER.

Total Returns

A sub-account may advertise its "average annual total return" over various periods of time. "Total return" represents the percentage change in value of an investment in the sub-account from the beginning of a measuring period to the end of that measuring period. "Annualized" total return assumes that the total return achieved for the measuring period is achieved for each such period for a full year. "Average annual" total return is computed in accordance with a standard method prescribed by the SEC.

Average Annual Total Return

To calculate a sub-account's average annual total return for a specific measuring period, we take a hypothetical $1,000 investment in that sub-account, at its then applicable sub-account unit value (the "initial payment") and we compute the ending redeemable value of that initial payment at the end of the measuring period based on the investment experience of that sub-account ("full withdrawal value"). The full withdrawal value reflects the effect of all recurring fees and charges applicable to a contract owner under the contract, including the mortality and expense risk fee, the administrative fee and the deduction of the applicable deferred sales charge, but does not reflect any charges for applicable premium taxes and/or any other taxes, any non-recurring fees or charges or any increase in the mortality and expense risk fee for an optional death benefit rider or any charge for other optional benefits. The annual maintenance fee is also taken into account, assuming an average contract value of $80,000. The redeemable value is then divided by the initial payment and this quotient is raised to the 365/N power (N represents the number of days in the measuring period), and 1 is subtracted from this result. Average annual total return is expressed as a percentage.

                                      1/N
                                T = (ERV/P) -1

Where T    =   average annual total return
      ERV  =   ending redeemable value
      P    =   hypothetical initial payment of $1,000
      N    =   number of years

Average annual total return figures will generally be given for recent one, five, and ten year periods (if applicable), and may be given for other periods as well (such as from commencement of the sub-account's operations, or on a year by year basis).

When considering "average" total return figures for periods longer than one year, it is important to note that the relevant sub-account's annual total return for any one year in the period might have been greater or less than the average for the entire period.

Non-Standardized Returns

We may also calculate non-standardized returns which may or may not reflect any annual maintenance fee, and/or deferred sales charges, charges for premium taxes and/or any other taxes, or any charge for an optional rider or optional death benefit, and any non-recurring fees or charges. For periods prior to the date of this Prospectus, calculations may be based on the assumption that the contracts described in this prospectus were issued when the underlying portfolios first became available to the variable annuity account. There may also be other "hypothetical" performance information which will include a more detailed description of the information and its calculation in the specific piece.

Standardized return calculations will always accompany any non-standardized returns shown.

Yields

Government Money Market Sub-Account

The "yield" (also called "current yield") of the Government Money Market Sub-Account is computed in accordance with a standard method prescribed by the SEC. The net change in the sub-account's unit value during a seven day period is divided by the unit value at the beginning of the period to obtain a base rate of return. The current yield is generated when the base rate is "annualized" by multiplying it by the fraction 365/7; that is, the base rate of return is assumed to be generated each week over a 365 day period and is shown as a percentage of the investment. The "effective yield" of the Government Money Market Sub-Account is calculated similarly but, when annualized, the base rate of return is assumed to be reinvested. The effective yield will be slightly higher than the current yield because of the compounding effect of this assumed reinvestment.

                                                          365/7
The formula for effective yield is: [(Base Period Return  + 1)] - 1.

Realized capital gains or losses and unrealized appreciation or depreciation of the assets of the underlying Government Money Market Portfolio are not included in the yield calculation. Current yield and effective yield do not reflect any deduction of charges for any applicable premium taxes and/or any other taxes, or any charge for an optional death benefit rider, or any charge for an optional rider, but do reflect a deduction for the annual maintenance fee, the mortality and expense fee and the administrative fee.

Other Sub-Accounts

"Yield" of the other sub-accounts is computed in accordance with a different standard method prescribed by the SEC. The net investment income (investment income less expenses) per sub-account unit earned during a specified one month of 30 day period is divided by the sub-account unit value on the last day of the specified period. This result is then annualized (that is, the yield is assumed to be generated each month or each 30 day period for a year), according to the following formula, which assumes semi-annual compounding:

                                      a-b    6
                           YIELD = 2[(--- + 1) - 1]
                                      CD

Where a  =   net investment income earned during the period by the portfolio attributable to the sub-account.
      b  =   expenses accrued for the period (net of reimbursements)
      c  =   the average daily number of sub-account units outstanding during the period that were entitled to receive dividends.
      d  =   the unit value of the sub-account units on the last day of the period.

The yield of each sub-account reflects the deduction of all recurring fees and charges applicable to the sub-account, such as the mortality and expense fee, the administrative fee, the annual maintenance fee, but does not reflect any charge, for applicable premium taxes and/or any other taxes, any charge for an optional death benefit rider, any charge for any other optional rider, or any non-recurring fees or charges.

The sub-accounts' yields will vary from time to time depending upon market conditions, the composition of each portfolio and operating expenses of the fund allocated to each portfolio. Consequently, any given performance quotation should not be considered representative of the sub-account's performance in the future. Yield should also be considered relative to changes in sub-account unit values and to the relative risks associated with the investment policies and objectives of the various portfolios. In addition, because performance will fluctuate, it may not provide a basis for comparing the yield of a sub-account with certain bank deposits or other investments that pay a fixed yield or return for a stated period of time.

                 INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM


The financial statements and supplementary schedules of Minnesota Life Insurance Company (the Company) as of December 31, 2018 and 2017, and for each of the years in the three-year period ended December 31, 2018, and the financial statements of the Variable Annuity Account as of December 31, 2018, and the year or period then ended, included herein have been audited by our independent registered public accounting firm, KPMG LLP, 4200 Wells Fargo Center, 90 South Seventh Street, Minneapolis, Minnesota 55402, whose reports thereon appear elsewhere herein, and have been so included in reliance upon the reports of KPMG LLP and upon the authority of said firm as experts in accounting and auditing. KPMG LLP's report, dated April 2, 2019, states that the Company prepared its financial statements using statutory accounting practices prescribed or permitted by the Minnesota Department of Commerce (statutory accounting practices), which is a basis of accounting other than U.S. generally accepted accounting principles. Accordingly, KPMG LLP's report states that the Company's financial statements are not intended to be and, therefore, are not presented fairly in accordance with U.S. generally accepted accounting principles and further states that those statements are presented fairly, in all material respects, in accordance with the statutory accounting practices.


                            REGISTRATION STATEMENT

We have filed with the Securities and Exchange Commission a registration statement under the Securities Act of 1933, as amended, with respect to the contract offered hereby. This Prospectus does not contain all the information set forth in the registration statement and amendments thereto and the exhibits filed as a part thereof, to all of which reference is hereby made for further information concerning the variable annuity account, Minnesota Life, and the contract. Statements contained in this Prospectus as to the contents of contracts and other legal instruments are summaries, and reference is made to such instruments as filed.

                            VARIABLE ANNUITY ACCOUNT

                              Financial Statements

                               December 31, 2018

     (With Report of Independent Registered Public Accounting Firm Thereon)

                            VARIABLE ANNUITY ACCOUNT

                              Financial Statements

                               December 31, 2018

                               TABLE OF CONTENTS

                                                                  PAGE
Report of Independent Registered Public Accounting Firm              1

Statements of Assets, Liabilities, and Contract Owners' Equity       4

Statements of Operations                                            20

Statements of Changes in Net Assets                                 36

Notes to Financial Statements                                       52

[KPMG LOGO]

               KPMG LLP
               4200 Wells Fargo Center
               90 South Seventh Street
               Minneapolis, MN 55402




            REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Directors of Minnesota Life Insurance Company and Contract
   Owners of Variable Annuity Account:

OPINION ON THE FINANCIAL STATEMENTS

We have audited the accompanying statements of assets, liabilities, and contract owners' equity of the sub-accounts listed in the Appendix that comprise the Variable Annuity Account (the Separate Account), as of the date listed in the Appendix, the related statements of operations for the year or period listed in the Appendix and changes in net assets for each of the years or periods listed in the Appendix, and the related notes, including the financial highlights in
Note 7 (collectively, the financial statements). In our opinion, the financial statements present fairly, in all material respects, the financial position of each sub-account as of the date listed in the Appendix, the results of its operations for the year or period listed in the Appendix and changes in its net assets for each of the years or periods listed in the Appendix, and the financial highlights for each of the years or periods indicated in Note 7, in conformity with U.S. generally accepted accounting principles.

BASIS FOR OPINION

These financial statements are the responsibility of the Separate Account's management. Our responsibility is to express an opinion on these financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Separate Account in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Such procedures also included confirmation of securities owned as of December 31, 2018, by correspondence with the transfer agent of the underlying mutual funds. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.


                              [KPMG LLP SIGNATURE]

We have served as the Separate Account's auditor since 1985.

Minneapolis, Minnesota
March 29, 2019

        KPMG LLP is a Delaware limited liability partnership and the U.S. member firm of the KPMG network of independent member firms affiliated with KPMG International Cooperative ("KPMG International"), a Swiss entity.

                                                                        APPENDIX

Statement of assets, liabilities, and contract owners' equity as of December 31, 2018, the related statement of operations for the year then ended, and the statements of changes in net assets for each of the years in the two-year period then ended.

    AB VPS Dynamic Asset Allocation Portfolio - Class B Shares

    AB VPS International Value Portfolio - Class B Shares

    American Century Investments II VP Inflation Protection Fund -
    Class II Shares

    American Century Investments VP Income & Growth Fund - Class II Shares

    American Funds IS(R) Global Bond Fund - Class 2 Shares

    American Funds IS(R) Global Growth Fund - Class 2 Shares

    American Funds IS(R) Global Small Capitalization Fund - Class 2 Shares

    American Funds IS(R) Growth Fund - Class 2 Shares

    American Funds IS(R) Growth-Income Fund - Class 2 Shares

    American Funds IS(R) International Fund - Class 2 Shares

    American Funds IS(R) New World Fund(R) - Class 2 Shares

    American Funds IS(R) U.S. Government/AAA-Rated Securities Fund - Class 2 Shares

    Fidelity(R) VIP Equity-Income Portfolio - Service Class 2

    Fidelity(R) VIP Mid Cap Portfolio - Service Class 2

    Franklin Templeton VIP Trust Franklin Mutual Shares VIP Fund Class 2

    Franklin Templeton VIP Trust Franklin Small Cap Value VIP Fund Class 2

    Franklin Templeton VIP Trust Franklin Small-Mid Cap Growth VIP Fund
    Class 2

    Franklin Templeton VIP Trust Templeton Developing Markets VIP Fund
    Class 2

    Goldman Sachs VIT High Quality Floating Rate Fund - Service Shares

    Goldman Sachs VIT Global Trends Allocation Fund - Service Shares

    Invesco V.I. American Value Fund - Series II Shares

    Invesco V.I. Comstock Fund - Series II Shares

    Invesco V.I. Equity and Income Fund - Series II Shares

    Invesco V.I. Growth and Income Fund - Series II Shares

    Invesco V.I. Small Cap Equity Fund - Series II Shares

    Ivy VIP - Asset Strategy Class II (1)

    Ivy VIP - Balanced Class II (1)

    Ivy VIP - Core Equity Class II (1)

    Ivy VIP - Corporate Bond Class II (1)

    Ivy VIP - Energy Class II (1)

    Ivy VIP - Global Bond Class II (1)

    Ivy VIP - Global Equity Income Class II (1)

    Ivy VIP - Global Growth Class II (1)

    Ivy VIP - Government Money Market Class II (1)

    Ivy VIP - Growth Class II (1)

    Ivy VIP - High Income Class II (1)

    Ivy VIP - International Core Equity Class II (1)

    Ivy VIP - Limited-Term Bond Class II (1)

    Ivy VIP - Mid Cap Growth Class II (1)

    Ivy VIP - Natural Resources Class II (1)

    Ivy VIP - Pathfinder Aggressive Class II (1)

    Ivy VIP - Pathfinder Conservative Class II (1)

    Ivy VIP - Pathfinder Moderate - Managed Volatility Class II (1)

    Ivy VIP - Pathfinder Moderate Class II (1)

    Ivy VIP - Pathfinder Moderately Aggressive - Managed Volatility
    Class II (1)

    Ivy VIP - Pathfinder Moderately Aggressive Class II (1)

    Ivy VIP - Pathfinder Moderately Conservative - Managed Volatility
    Class II (1)

    Ivy VIP - Pathfinder Moderately Conservative Class II (1)

    Ivy VIP - Securian Real Estate Securities Class II (1)

    Ivy VIP - Science and Technology Class II (1)

    Ivy VIP - Small Cap Core Class II (1)

    Ivy VIP - Small Cap Growth Class II (1)

    Ivy VIP - Value Class II (1)

    Janus Aspen Series - Janus Henderson Balanced Portfolio - Service
    Shares (1)

    Janus Aspen Series - Janus Henderson Flexible Bond - Service Shares (1)

    Janus Aspen Series - Janus Henderson Forty Portfolio - Service Shares (1)

    Janus Aspen Series - Janus Henderson Mid Cap Value Portfolio - Service Shares (1)

    Janus Aspen Series - Janus Henderson Overseas Portfolio - Service
    Shares (1)

    Legg Mason Partners Variable Equity Trust - ClearBridge Variable Small Cap Growth Portfolio - Class II Shares

    MFS(R) VIT - Mid Cap Growth Series - Service Class

    MFS(R) VIT II - International Value Portfolio - Service Class

    Morgan Stanley Variable Insurance Fund, Inc. - Morgan Stanley VIF Emerging Markets Equity Portfolio - Class II Shares (1)

    Morningstar Aggressive Growth ETF Asset Allocation Portfolio -
    Class II Shares

    Morningstar Balanced ETF Asset Allocation Portfolio - Class II Shares

    Morningstar Conservative ETF Asset Allocation Portfolio - Class II
    Shares

    Morningstar Growth ETF Asset Allocation Portfolio - Class II Shares

    Morningstar Income and Growth Asset Allocation Portfolio - Class II
    Shares

    Neuberger Berman Advisers Management Trust Sustainable Equity - S Class Shares (1)

    Northern Lights VT TOPS(R) Managed Risk Balanced ETF Portfolio - Class 2 Shares

    Northern Lights VT TOPS(R) Managed Risk Flex ETF Portfolio

    Northern Lights VT TOPS(R) Managed Risk Growth ETF Portfolio - Class 2
    Shares

    Northern Lights VT TOPS(R) Managed Risk Moderate Growth ETF Portfolio - Class 2 Shares

    Oppenheimer VA Funds - Oppenheimer International Growth Fund/VA
    Service Shares

    Oppenheimer VA Funds - Oppenheimer Main Street Small Cap Fund(R)/VA Service Shares

    PIMCO VIT - PIMCO Global Diversified Allocation Portfolio Advisor
    Class Shares

    PIMCO VIT - PIMCO Low Duration Portfolio Advisor Class Shares

    PIMCO VIT - PIMCO Total Return Portfolio Advisor Class Shares

    Putnam VT Equity Income Fund - Class IB Shares

    Putnam VT Growth Opportunities Fund - Class IB Shares

    Putnam VT International Equity Fund - Class IB Shares

    Putnam VT Sustainable Leaders Fund - Class IB Shares (1)

    Securian Funds Trust - SFT Core Bond Fund - Class 2 Shares (1)

    Securian Funds Trust - SFT Dynamic Managed Volatility Fund (1)

    Securian Funds Trust - SFT Government Money Market Fund (1)

    Securian Funds Trust - SFT Index 400 Mid-Cap Fund - Class 2 Shares (1)

    Securian Funds Trust - SFT Index 500 Fund - Class 2 Shares (1)

    Securian Funds Trust - SFT International Bond Fund - Class 2 Shares (1)

    Securian Funds Trust - SFT Ivy(SM) Growth Fund

    Securian Funds Trust - SFT Ivy(SM) Small Cap Growth Fund

    Securian Funds Trust - SFT Managed Volatility Equity Fund (1)

    Securian Funds Trust - SFT Real Estate Securities Fund - Class 2
    Shares (1)

    Securian Funds Trust - SFT T. Rowe Price Value Fund

    Securian Funds Trust - SFT Wellington Core Equity Fund - Class 2
    Shares (1)

--------
(1) See Note 1 to the financial statements for the former name of the sub-account.

Statement of operations for the period from January 1, 2018 to November 2, 2018 (merger or replacement date), and the statements of changes in net assets for the year ended December 31, 2017 and the period from January 1, 2018 to November 2, 2018 (merger or replacement date).

   Ivy VIP - Micro Cap Growth Class II (1)

Statement of operations for the period from January 1, 2018 to November 30, 2018 (merger or replacement date), and the statements of changes in net assets for the year ended December 31, 2017 and the period from January 1, 2018 to November 30, 2018 (merger or replacement date).

   Securian Funds Trust - SFT Mortgage Securities Fund - Class 2 Shares (1)

Statement of changes in net assets for the period from January 1, 2017 to May 15, 2017 (merger or replacement date).

   Putnam VT Growth and Income Fund - Class IB Shares

--------
(1) See Note 1 to the financial statements for the former name of the sub-account.

                            VARIABLE ANNUITY ACCOUNT

         Statements of Assets, Liabilities, and Contract Owners' Equity

                               December 31, 2018

                                                                        SEGREGATED SUB-ACCOUNTS*
                                    ------------------------------------------------------------------------------------------------
                                                                      AM CENTURY      AM CENTURY       AMER FUNDS      AMER FUNDS
                                        AB VPS        AB VPS INTL    VP INC & GRO     VP INFL PRO     IS GLBL BOND       IS GLBL
                                    DYNASSTALL CL B   VALUE CL B         CL II           CL II            CL 2         GROWTH CL 2
                                    ---------------  --------------  --------------  --------------  ---------------  --------------
ASSETS
Investments at net asset value      $  156,551,975         599,865       4,045,994      61,066,099       10,927,058      15,052,422
Receivable from Minnesota Life for
  contract purchase payments                    --              --              --              --               --              --
Receivable for investments sold             53,521              76             529          42,155            1,703          13,494
                                    ---------------  --------------  --------------  --------------  ---------------  --------------
    Total assets                       156,605,496         599,941       4,046,523      61,108,254       10,928,761      15,065,916
                                    ---------------  --------------  --------------  --------------  ---------------  --------------

LIABILITIES
Payable to Minnesota Life for
  contract terminations, withdrawal
  payments and mortality and expense
  charges                                   56,260              93             660          43,301            1,936          13,763
Payable for investments purchased               --              --              --              --               --              --
                                    ---------------  --------------  --------------  --------------  ---------------  --------------
    Total liabilities                       56,260              93             660          43,301            1,936          13,763
                                    ---------------  --------------  --------------  --------------  ---------------  --------------
    Net assets applicable to
      contract owners               $  156,549,236         599,848       4,045,863      61,064,953       10,926,825      15,052,153
                                    ===============  ==============  ==============  ==============  ===============  ==============

CONTRACT OWNERS' EQUITY
Contracts in accumulation period    $  156,549,236         599,848       4,042,135      60,999,865       10,884,914      15,048,950
Contracts in annuity payment period             --              --           3,728          65,088           41,911           3,203
                                    ---------------  --------------  --------------  --------------  ---------------  --------------
    Total contract owners' equity   $  156,549,236         599,848       4,045,863      61,064,953       10,926,825      15,052,153
                                    ===============  ==============  ==============  ==============  ===============  ==============

    Investment shares                   13,244,668          48,809         448,558       6,334,658          963,585         590,291
    Investments at cost             $  156,793,302         691,857       4,391,394      68,945,709       11,122,622      15,859,912

See accompanying notes to financial statements.

--------
*See note 1 for the full name of each segregated sub-account.

                            VARIABLE ANNUITY ACCOUNT

         Statements of Assets, Liabilities, and Contract Owners' Equity

                               December 31, 2018

                                                                        SEGREGATED SUB-ACCOUNTS*
                                    ------------------------------------------------------------------------------------------------
                                                                                                                       AMER FUNDS
                                      AMER FUNDS       AMER FUNDS      AMER FUNDS                      AMER FUNDS         IS US
                                      IS GLBL SM      IS GROWTH CL     IS GROWTH-      AMER FUNDS        IS NEW        GOVT/AAA CL
                                        CP CL 2            2            INC CL 2      IS INTL CL 2     WORLD CL 2           2
                                    ---------------  --------------  --------------  --------------  ---------------  --------------
ASSETS
Investments at net asset value      $   11,537,639      55,789,325      28,370,134      16,378,802       11,829,488      12,412,596
Receivable from Minnesota Life for
  contract purchase payments                    --          15,659              --              --            7,909              --
Receivable for investments sold              1,877              --          24,409          10,468               --           1,996
                                    ---------------  --------------  --------------  --------------  ---------------  --------------
    Total assets                        11,539,516      55,804,984      28,394,543      16,389,270       11,837,397      12,414,592
                                    ---------------  --------------  --------------  --------------  ---------------  --------------

LIABILITIES
Payable to Minnesota Life for
  contract terminations, withdrawal
  payments and mortality and expense
  charges                                    2,149              --          25,031          10,775               --           2,251
Payable for investments purchased               --          17,173              --              --            8,181              --
                                    ---------------  --------------  --------------  --------------  ---------------  --------------
    Total liabilities                        2,149          17,173          25,031          10,775            8,181           2,251
                                    ---------------  --------------  --------------  --------------  ---------------  --------------
    Net assets applicable to
      contract owners               $   11,537,367      55,787,811      28,369,512      16,378,495       11,829,216      12,412,341
                                    ===============  =============   ==============  ============== ================  ==============

CONTRACT OWNERS' EQUITY
Contracts in accumulation period    $   11,506,041      55,743,424      28,327,995      16,378,495       11,800,724      12,400,672
Contracts in annuity payment period         31,326          44,387          41,517              --           28,492          11,669
                                    ---------------  --------------  --------------  --------------  ---------------  --------------
    Total contract owners' equity   $   11,537,367      55,787,811      28,369,512      16,378,495       11,829,216      12,412,341
                                    ===============  ==============  ==============  ==============  ===============  ==============

    Investment shares                      545,257         802,955         631,852         930,614          568,999       1,049,247
    Investments at cost             $   12,493,663      58,373,022      28,758,762      18,096,304       12,315,453      12,832,704

See accompanying notes to financial statements.

--------
*See note 1 for the full name of each segregated sub-account.

                            VARIABLE ANNUITY ACCOUNT

         Statements of Assets, Liabilities, and Contract Owners' Equity

                               December 31, 2018

                                                                        SEGREGATED SUB-ACCOUNTS*
                                    ------------------------------------------------------------------------------------------------
                                      CLEARBRIDGE     FIDELITY VIP                    FRANKLIN DEV      FRANKLIN         FRANKLIN
                                      VAR SM GRO        EQUITY-       FIDELITY VIP     MKTS VIP CL      MUTUAL SHS      SMALL CP VAL
                                         CL II         INCOME SC2      MID CAP SC2         2            VIP CL 2         VIP CL 2
                                    ---------------  --------------  --------------  --------------  ---------------  --------------
ASSETS
Investments at net asset value      $   15,457,013      58,619,855      31,044,350      19,865,191        8,153,373      24,804,869
Receivable from Minnesota Life for
  contract purchase payments                    --              --              --           2,493               --              --
Receivable for investments sold              1,635           8,237          12,389              --              644           9,862
                                    ---------------  --------------  --------------  --------------  ---------------  --------------
    Total assets                        15,458,648      58,628,092      31,056,739      19,867,684        8,154,017      24,814,731
                                    ---------------  --------------  --------------  --------------  ---------------  --------------

LIABILITIES
Payable to Minnesota Life for
  contract terminations, withdrawal
  payments and mortality and expense
  charges                                    2,299           9,175          12,883              --              898          10,389
Payable for investments purchased               --              --              --           2,790               --              --
                                    ---------------  --------------  --------------  --------------  ---------------  --------------
    Total liabilities                        2,299           9,175          12,883           2,790              898          10,389
                                    ---------------  --------------  --------------  --------------  ---------------  --------------
    Net assets applicable to
      contract owners               $   15,456,349      58,618,917      31,043,856      19,864,894        8,153,119      24,804,342
                                    ===============  ==============  ==============  ==============  ===============  ==============

CONTRACT OWNERS' EQUITY
Contracts in accumulation period    $   15,450,652      58,350,556      30,883,200      19,787,113        8,139,355      24,773,472
Contracts in annuity payment period          5,697         268,361         160,656          77,781           13,764          30,870
                                    ---------------  --------------  --------------  --------------  ---------------  --------------
    Total contract owners' equity   $   15,456,349      58,618,917      31,043,856      19,864,894        8,153,119      24,804,342
                                    ===============  ==============  ==============  ==============  ===============  ==============

    Investment shares                      677,642       2,953,141       1,062,435       2,326,135          468,585       1,698,964
    Investments at cost             $   17,344,020      62,158,430      34,570,812      18,624,627        9,481,857      31,130,839

See accompanying notes to financial statements.

--------
*See note 1 for the full name of each segregated sub-account.

                            VARIABLE ANNUITY ACCOUNT

         Statements of Assets, Liabilities, and Contract Owners' Equity

                               December 31, 2018

                                                                        SEGREGATED SUB-ACCOUNTS*
                                    ------------------------------------------------------------------------------------------------
                                     FRANKLIN SM-       GOLDMAN         GOLDMAN        INVESCO VI      INVESCO VI       INVESCO VI
                                       MD CP GR       SACHS VI HQ      SACHS VIT       AMER VALUE      COMSTOCK SR     EQUITY & INC
                                       VIP CL 2        FLT RT SS      GBL TRNDS SS        SR II            II              SR II
                                    ---------------  --------------  --------------  --------------  ---------------  --------------
ASSETS
Investments at net asset value      $    8,507,679      41,217,489     146,280,496       7,794,218       48,011,255       7,310,997
Receivable from Minnesota Life for
  contract purchase payments                    --           2,987              --              --               --              --
Receivable for investments sold                474              --          73,721           2,078           23,933           1,141
                                    ---------------  --------------  --------------  --------------  ---------------  --------------
    Total assets                         8,508,153      41,220,476     146,354,217       7,796,296       48,035,188       7,312,138
                                    ---------------  --------------  --------------  --------------  ---------------  --------------

LIABILITIES
Payable to Minnesota Life for
  contract terminations, withdrawal
  payments and mortality and expense
  charges                                      556              --          76,274           2,258           25,071           1,274
Payable for investments purchased               --           3,896              --              --               --              --
                                    ---------------  --------------  --------------  --------------  ---------------  --------------
    Total liabilities                          556           3,896          76,274           2,258           25,071           1,274
                                    ---------------  --------------  --------------  --------------  ---------------  --------------
    Net assets applicable to
      contract owners               $    8,507,597      41,216,580     146,277,943       7,794,038       48,010,117       7,310,864
                                    ===============  ==============  ==============  ==============  ================ ==============

CONTRACT OWNERS' EQUITY
Contracts in accumulation period    $    8,451,819      41,198,407     146,277,943       7,758,966       47,895,529       7,310,864
Contracts in annuity payment period         55,778          18,173              --          35,072          114,588              --
                                    ---------------  --------------  --------------  --------------  ---------------  --------------
    Total contract owners' equity   $    8,507,597      41,216,580     146,277,943       7,794,038       48,010,117       7,310,864
                                    ===============  ==============  ==============  ==============  ===============  ==============

    Investment shares                      558,980       3,978,522      12,567,053         568,506        2,989,493         455,798
    Investments at cost             $   10,292,573      41,684,695     146,091,051       9,639,286       53,372,474       8,016,128

See accompanying notes to financial statements.

--------
*See note 1 for the full name of each segregated sub-account.

                            VARIABLE ANNUITY ACCOUNT

         Statements of Assets, Liabilities, and Contract Owners' Equity

                               December 31, 2018

                                                                        SEGREGATED SUB-ACCOUNTS*
                                    ------------------------------------------------------------------------------------------------
                                      INVESCO VI      INVESCO VI        IVY VIP         IVY VIP                         IVY VIP
                                       GROWTH &       SM CAP EQTY        ASSET        BALANCED CL     IVY VIP CORE      CORPORATE
                                      INC SR II          SR II       STRATEGY CL II       II          EQUITY CL II     BOND CL II
                                    ---------------  --------------  --------------  --------------  ---------------  --------------
ASSETS
Investments at net asset value      $    6,054,203      15,919,163     115,711,901      91,753,443       87,211,804     126,272,524
Receivable from Minnesota Life for
  contract purchase payments                    --              --              --              --               --              --
Receivable for investments sold                568           5,075          77,028          76,932           67,561          31,055
                                    ---------------  --------------  --------------  --------------  ---------------  --------------
    Total assets                         6,054,771      15,924,238     115,788,929      91,830,375       87,279,365     126,303,579
                                    ---------------  --------------  --------------  --------------  ---------------  --------------

LIABILITIES
Payable to Minnesota Life for
  contract terminations, withdrawal
  payments and mortality and expense
  charges                                      820           5,362          78,594          77,493           68,670          31,611
Payable for investments purchased               --              --              --              --               --              --
                                    ---------------  --------------  --------------  --------------  ---------------  --------------
    Total liabilities                          820           5,362          78,594          77,493           68,670          31,611
                                    ---------------  --------------  --------------  --------------  ---------------  --------------
    Net assets applicable to
      contract owners               $    6,053,951      15,918,876     115,710,335      91,752,882       87,210,695     126,271,968
                                    ===============  ==============  ==============  ==============  ===============  ==============

CONTRACT OWNERS' EQUITY
Contracts in accumulation period    $    6,053,951      15,908,975     115,415,368      89,996,106       86,851,009     126,112,942
Contracts in annuity payment period             --           9,901         294,967       1,756,776          359,686         159,026
                                    ---------------  --------------  --------------  --------------  ---------------  --------------
    Total contract owners' equity   $    6,053,951      15,918,876     115,710,335      91,752,882       87,210,695     126,271,968
                                    ===============  ==============  ==============  ==============  ===============  ==============

    Investment shares                      346,350       1,056,348      13,954,980      12,307,308        8,073,672      24,602,538
    Investments at cost             $    7,355,958      20,262,653     141,098,354     105,310,340       98,394,314     135,598,731

See accompanying notes to financial statements.

--------
*See note 1 for the full name of each segregated sub-account.

                            VARIABLE ANNUITY ACCOUNT

         Statements of Assets, Liabilities, and Contract Owners' Equity

                               December 31, 2018

                                                                        SEGREGATED SUB-ACCOUNTS*
                                    ------------------------------------------------------------------------------------------------
                                                         IVY VIP        IVY VIP         IVY VIP       IVY VIP GOVT
                                        IVY VIP        GLOBAL BOND   GLOBAL EQ INC      GLOBAL            MONEY          IVY VIP
                                      ENERGY CL II        CL II          CL II        GROWTH CL II    MARKET CL II     GROWTH CL II
                                    ---------------  --------------  --------------  --------------  ---------------  --------------
ASSETS
Investments at net asset value      $    3,330,613       6,098,186      16,451,807      53,064,762       11,472,581      48,634,622
Receivable from Minnesota Life for
  contract purchase payments                    --              --              --              --            2,102              --
Receivable for investments sold             13,751           1,943           2,579          11,263               --          28,013
                                    ---------------  --------------  --------------  --------------  ---------------  --------------
    Total assets                         3,344,364       6,100,129      16,454,386      53,076,025       11,474,683      48,662,635
                                    ---------------  --------------  --------------  --------------  ---------------  --------------

LIABILITIES
Payable to Minnesota Life for
  contract terminations, withdrawal
  payments and mortality and expense
  charges                                   13,810           1,985           2,771          12,223               --          28,566
Payable for investments purchased               --              --              --              --            2,153              --
                                    ---------------  --------------  --------------  --------------  ---------------  --------------
    Total liabilities                       13,810           1,985           2,771          12,223            2,153          28,566
                                    ---------------  --------------  --------------  --------------  ---------------  --------------
    Net assets applicable to
      contract owners               $    3,330,554       6,098,144      16,451,615      53,063,802       11,472,530      48,634,069
                                    ===============  ==============  ==============  ==============  ===============  ==============

CONTRACT OWNERS' EQUITY
Contracts in accumulation period    $    3,324,783       6,093,439      16,327,849      52,933,894       11,452,921      48,422,576
Contracts in annuity payment period          5,771           4,705         123,766         129,908           19,609         211,493
                                    ---------------  --------------  --------------  --------------  ---------------  --------------
    Total contract owners' equity   $    3,330,554       6,098,144      16,451,615      53,063,802       11,472,530      48,634,069
                                    ===============  ==============  ==============  ==============  ===============  ==============

    Investment shares                      861,648       1,268,474       2,387,330       6,123,893       11,472,581       4,412,785
    Investments at cost             $    5,154,566       6,347,894      18,801,256      54,723,109       11,472,581      48,306,294

See accompanying notes to financial statements.

--------
*See note 1 for the full name of each segregated sub-account.

                            VARIABLE ANNUITY ACCOUNT

         Statements of Assets, Liabilities, and Contract Owners' Equity

                               December 31, 2018

                                                                        SEGREGATED SUB-ACCOUNTS*
                                    ------------------------------------------------------------------------------------------------
                                                                        IVY VIP
                                                      IVY VIP INTL      LIMITED-      IVY VIP MID        IVY VIP       IVY VIP PATH
                                     IVY VIP HIGH     CORE EQUITY      TERM BOND       CAP GROWTH      NATURAL RES       MOD AGG
                                     INCOME CL II        CL II           CL II           CL II            CL II         MVF CL II
                                    ---------------  --------------  --------------  --------------  ---------------  --------------
ASSETS
Investments at net asset value      $   77,348,096     121,521,040      40,643,127      57,123,823       25,615,169      71,740,427
Receivable from Minnesota Life for
  contract purchase payments                    --              --              --              --               --              --
Receivable for investments sold             44,715          75,850           7,145          24,682           26,200          41,357
                                    ---------------  --------------  --------------  --------------  ---------------  --------------
    Total assets                        77,392,811     121,596,890      40,650,272      57,148,505       25,641,369      71,781,784
                                    ---------------  --------------  --------------  --------------  ---------------  --------------

LIABILITIES
Payable to Minnesota Life for
  contract terminations, withdrawal
  payments and mortality and expense
  charges                                   46,281          77,161           7,269          25,637           26,797          41,874
Payable for investments purchased               --              --              --              --               --              --
                                    ---------------  --------------  --------------  --------------  ---------------  --------------
    Total liabilities                       46,281          77,161           7,269          25,637           26,797          41,874
                                    ---------------  --------------  --------------  --------------  ---------------  --------------
    Net assets applicable to
      contract owners               $   77,346,530     121,519,729      40,643,003      57,122,868       25,614,572      71,739,910
                                    ===============  ==============  ==============  ==============  ===============  ==============

CONTRACT OWNERS' EQUITY
Contracts in accumulation period    $   77,099,611     120,896,874      40,643,003      57,032,197       25,581,029      71,739,910
Contracts in annuity payment period        246,919         622,855              --          90,671           33,543              --
                                    ---------------  --------------  --------------  --------------  ---------------  --------------
    Total contract owners' equity   $   77,346,530     121,519,729      40,643,003      57,122,868       25,614,572      71,739,910
                                    ===============  ==============  ==============  ==============  ===============  ==============

    Investment shares                   23,188,660       8,290,481       8,404,981       5,159,631        7,225,106      13,926,935
    Investments at cost             $   85,914,799     134,722,009      41,105,168      51,839,716       31,569,070      73,814,435

See accompanying notes to financial statements.

--------
*See note 1 for the full name of each segregated sub-account.

                            VARIABLE ANNUITY ACCOUNT

         Statements of Assets, Liabilities, and Contract Owners' Equity

                               December 31, 2018

                                                                        SEGREGATED SUB-ACCOUNTS*
                                    ------------------------------------------------------------------------------------------------
                                                                        IVY VIP                          IVY VIP         IVY VIP
                                     IVY VIP PATH     IVY VIP PATH     PATHFINDER       IVY VIP        PATHFINDER       PATHFINDER
                                        MOD CON        MOD MVF CL    AGGRESSIVE CL     PATHFINDER      MOD AGGR CL     MOD CONS CL
                                       MVF CL II           II              II        CONSERV CL II         II               II
                                    ---------------  --------------  --------------  --------------  ---------------  --------------
ASSETS
Investments at net asset value      $   31,917,594     397,081,403      14,326,349      24,652,012      198,449,974      54,780,204
Receivable from Minnesota Life for
  contract purchase payments                    --         107,288              --              --               --              --
Receivable for investments sold              5,084              --           2,108          57,037          293,857           8,224
                                    ---------------  --------------  --------------  --------------  ---------------  --------------
    Total assets                        31,922,678     397,188,691      14,328,457      24,709,049      198,743,831      54,788,428
                                    ---------------  --------------  --------------  --------------  ---------------  --------------

LIABILITIES
Payable to Minnesota Life for
  contract terminations, withdrawal
  payments and mortality and expense
  charges                                    5,306              --           2,205          57,123          294,487           8,391
Payable for investments purchased               --         110,946              --              --               --              --
                                    ---------------  --------------  --------------  --------------  ---------------  --------------
    Total liabilities                        5,306         110,946           2,205          57,123          294,487           8,391
                                    ---------------  --------------  --------------  --------------  ---------------  --------------
    Net assets applicable to
      contract owners               $   31,917,372     397,077,745      14,326,252      24,651,926      198,449,344      54,780,037
                                    ===============  ==============  ==============  ==============  ===============  ==============

CONTRACT OWNERS' EQUITY
Contracts in accumulation period    $   31,917,372     397,077,745      14,326,252      24,614,246      198,449,344      54,780,037
Contracts in annuity payment period             --              --              --          37,680               --              --
                                    ---------------  --------------  --------------  --------------  ---------------  --------------
    Total contract owners' equity   $   31,917,372     397,077,745      14,326,252      24,651,926      198,449,344      54,780,037
                                    ===============  ==============  ==============  ==============  ===============  ==============

    Investment shares                    6,153,501      74,450,437       3,112,529       5,098,975       39,826,200      11,185,112
    Investments at cost             $   32,010,778     403,385,377      15,739,154      26,559,303      215,232,630      59,952,125

See accompanying notes to financial statements.

--------
*See note 1 for the full name of each segregated sub-account.

                            VARIABLE ANNUITY ACCOUNT

         Statements of Assets, Liabilities, and Contract Owners' Equity

                               December 31, 2018

                                                                        SEGREGATED SUB-ACCOUNTS*
                                    ------------------------------------------------------------------------------------------------
                                        IVY VIP
                                      PATHFINDER        IVY VIP         IVY VIP         IVY VIP          IVY VIP
                                      MODERATE CL      SCIENCE &      SECURIAN RE      SMALL CAP        SMALL CAP        IVY VIP
                                          II           TECH CL II      SEC CL II       CORE CL II     GROWTH CL II     VALUE CL II
                                    ---------------  --------------  --------------  --------------  ---------------  --------------
ASSETS
Investments at net asset value      $  167,767,260      67,264,348       8,354,346      51,752,464       57,013,364      68,983,860
Receivable from Minnesota Life for
  contract purchase payments                    --              --              --              --               --              --
Receivable for investments sold             14,822          17,900          22,285          14,658           19,456          32,161
                                    ---------------  --------------  --------------  --------------  ---------------  --------------
    Total assets                       167,782,082      67,282,248       8,376,631      51,767,122       57,032,820      69,016,021
                                    ---------------  --------------  --------------  --------------  ---------------  --------------

LIABILITIES
Payable to Minnesota Life for
  contract terminations, withdrawal
  payments and mortality and expense
  charges                                   15,661          19,384          22,455          15,496           20,615          32,974
Payable for investments purchased               --              --              --              --               --              --
                                    ---------------  --------------  --------------  --------------  ---------------  --------------
    Total liabilities                       15,661          19,384          22,455          15,496           20,615          32,974
                                    ---------------  --------------  --------------  --------------  ---------------  --------------
    Net assets applicable to
      contract owners               $  167,766,421      67,262,864       8,354,176      51,751,626       57,012,205      68,983,047
                                    ===============  ==============  ==============  ==============  ===============  ==============

CONTRACT OWNERS' EQUITY
Contracts in accumulation period    $  167,720,896      66,963,610       8,321,601      51,536,580       56,940,156      68,479,768
Contracts in annuity payment period         45,525         299,254          32,575         215,046           72,049         503,279
                                    ---------------  --------------  --------------  --------------  ---------------  --------------
    Total contract owners' equity   $  167,766,421      67,262,864       8,354,176      51,751,626       57,012,205      68,983,047
                                    ===============  ==============  ==============  ==============  ===============  ==============

    Investment shares                   34,341,943       3,080,208       1,265,503       3,831,983        7,421,296      12,130,097
    Investments at cost             $  181,262,360      72,034,272      10,163,592      62,867,894       66,260,412      74,366,939

See accompanying notes to financial statements.

--------
*See note 1 for the full name of each segregated sub-account.

                            VARIABLE ANNUITY ACCOUNT

         Statements of Assets, Liabilities, and Contract Owners' Equity

                               December 31, 2018

                                                                        SEGREGATED SUB-ACCOUNTS*
                                    ------------------------------------------------------------------------------------------------
                                                         JANUS                           JANUS
                                         JANUS         HENDERSON         JANUS         HENDERSON          JANUS
                                       HENDERSON     FLEXIBLE BOND     HENDERSON       MID CP VAL       HENDERSON       MFS VIT II
                                      BALANCED SS          SS           FORTY SS           SS          OVERSEAS SS    INTL VALUE SC
                                    ---------------  --------------  --------------  --------------  ---------------  --------------
ASSETS
Investments at net asset value      $   25,775,548      20,115,923      47,351,118      21,227,694       32,515,955      15,166,463
Receivable from Minnesota Life for
  contract purchase payments                    --              --              --              --               --              --
Receivable for investments sold              8,656          32,098           8,439           8,845           15,632           2,412
                                    ---------------  --------------  --------------  --------------  ---------------  --------------
    Total assets                        25,784,204      20,148,021      47,359,557      21,236,539       32,531,587      15,168,875
                                    ---------------  --------------  --------------  --------------  ---------------  --------------

LIABILITIES
Payable to Minnesota Life for
  contract terminations, withdrawal
  payments and mortality and expense
  charges                                    9,076          32,455           9,351           9,267           16,061           2,751
Payable for investments purchased               --              --              --              --               --              --
                                    ---------------  --------------  --------------  --------------  ---------------  --------------
    Total liabilities                        9,076          32,455           9,351           9,267           16,061           2,751
                                    ---------------  --------------  --------------  --------------  ---------------  --------------
    Net assets applicable to
      contract owners               $   25,775,128      20,115,566      47,350,206      21,227,272       32,515,526      15,166,124
                                    ===============  ==============  ==============  ==============  ===============  ==============

CONTRACT OWNERS' EQUITY
Contracts in accumulation period    $   25,639,203      20,093,427      47,154,161      21,201,120       32,436,043      15,134,470
Contracts in annuity payment period        135,925          22,139         196,045          26,152           79,483          31,654
                                    ---------------  --------------  --------------  --------------  ---------------  --------------
    Total contract owners' equity   $   25,775,128      20,115,566      47,350,206      21,227,272       32,515,526      15,166,124
                                    ===============  ==============  ==============  ==============  ===============  ==============

    Investment shares                      724,236       1,644,802       1,428,390       1,558,568        1,268,173         616,523
    Investments at cost             $   23,851,571      21,096,302      49,896,158      25,856,243       38,656,334      14,731,193

See accompanying notes to financial statements.

--------
*See note 1 for the full name of each segregated sub-account.

                            VARIABLE ANNUITY ACCOUNT

         Statements of Assets, Liabilities, and Contract Owners' Equity

                               December 31, 2018

                                                                        SEGREGATED SUB-ACCOUNTS*
                                    ------------------------------------------------------------------------------------------------
                                        MFS VIT
                                        MID CAP       MORGSTANLEY     MORNINGSTAR     MORNINGSTAR      MORNINGSTAR     MORNINGSTAR
                                      GROWTH SER      VIF EMG MK      AGGR GROWTH       BALANCED      CONSERVATIVE      GROWTH ETF
                                          SC            EQ CL 2          ETF II          ETF II          ETF II             II
                                    ---------------  --------------  --------------  --------------  ---------------  --------------
ASSETS
Investments at net asset value      $    1,507,931      22,615,406       8,110,316      48,139,923       13,245,244      20,474,634
Receivable from Minnesota Life for
  contract purchase payments                    --              --              --              --               --              --
Receivable for investments sold                201          23,919           1,699           7,362            2,707           3,100
                                    ---------------  --------------  --------------  --------------  ---------------  --------------
    Total assets                         1,508,132      22,639,325       8,112,015      48,147,285       13,247,951      20,477,734
                                    ---------------  --------------  --------------  --------------  ---------------  --------------

LIABILITIES
Payable to Minnesota Life for
  contract terminations, withdrawal
  payments and mortality and expense
  charges                                      252          24,418           1,884           8,133            2,992           3,345
Payable for investments purchased               --              --              --              --               --              --
                                    ---------------  --------------  --------------  --------------  ---------------  --------------
    Total liabilities                          252          24,418           1,884           8,133            2,992           3,345
                                    ---------------  --------------  --------------  --------------  ---------------  --------------
    Net assets applicable to
      contract owners               $    1,507,880      22,614,907       8,110,131      48,139,152       13,244,959      20,474,389
                                    ===============  ==============  ==============  ==============  ===============  ==============

CONTRACT OWNERS' EQUITY
Contracts in accumulation period    $    1,507,880      22,577,493       8,110,131      47,883,811       13,244,959      20,365,862
Contracts in annuity payment period             --          37,414              --         255,341               --         108,527
                                    ---------------  --------------  --------------  --------------  ---------------  --------------
    Total contract owners' equity   $    1,507,880      22,614,907       8,110,131      48,139,152       13,244,959      20,474,389
                                    ===============  ==============  ==============  ==============  ===============  ==============

    Investment shares                      196,345       1,566,164         770,210       5,056,715        1,267,487       2,108,613
    Investments at cost             $    1,808,851      22,621,620       9,166,716      54,593,419       14,083,748      22,298,987

See accompanying notes to financial statements.

--------
*See note 1 for the full name of each segregated sub-account.

                            VARIABLE ANNUITY ACCOUNT

         Statements of Assets, Liabilities, and Contract Owners' Equity

                               December 31, 2018

                                                                        SEGREGATED SUB-ACCOUNTS*
                                    -----------------------------------------------------------------------------------------------
                                      MORNINGSTAR      NEUBERGER
                                         INC &           BERMAN       OPPENHEIMER     OPPENHEIMER       PIMCO VIT       PIMCO VIT
                                      GROWTH ETF      SUSTAIN EQ S    INTL GROW VA     MS SM CAP       GLB DIV ALL     LOW DUR PORT
                                          II               CL              SS            VA SS           ADV CL           ADV CL
                                    ---------------  --------------  --------------  --------------  ---------------  --------------
ASSETS
Investments at net asset value      $   22,159,508       2,834,628      33,739,470       2,958,982      151,364,595      58,354,426
Receivable from Minnesota Life for
  contract purchase payments                    --              --              --              --               --              --
Receivable for investments sold              5,859             376           8,073          23,099           35,384          10,132
                                    ---------------  --------------  --------------  --------------  ---------------  --------------
    Total assets                        22,165,367       2,835,004      33,747,543       2,982,081      151,399,979      58,364,558
                                    ---------------  --------------  --------------  --------------  ---------------  --------------

LIABILITIES
Payable to Minnesota Life for
  contract terminations, withdrawal
  payments and mortality and expense
  charges                                    6,272             445           8,854          23,216           37,973          11,376
Payable for investments purchased               --              --              --              --               --              --
                                    ---------------  --------------  --------------  --------------  ---------------  --------------
    Total liabilities                        6,272             445           8,854          23,216           37,973          11,376
                                    ---------------  --------------  --------------  --------------  ---------------  --------------
    Net assets applicable to
      contract owners               $   22,159,095       2,834,559      33,738,689       2,958,865      151,362,006      58,353,182
                                    ===============  ==============  ==============  ==============  ===============  ==============

CONTRACT OWNERS' EQUITY
Contracts in accumulation period    $   22,159,095       2,822,332      33,671,029       2,958,865      151,362,006      58,288,407
Contracts in annuity payment period             --          12,227          67,660              --               --          64,775
                                    ---------------  --------------  --------------  --------------  ---------------  --------------
    Total contract owners' equity   $   22,159,095       2,834,559      33,738,689       2,958,865      151,362,006      58,353,182
                                    ===============  ==============  ==============  ==============  ===============  ==============

    Investment shares                    2,282,133         124,380      15,914,844         147,728       15,882,959       5,789,130
    Investments at cost             $   24,898,934       2,834,850      39,042,224       3,354,275      162,474,669      60,853,010

See accompanying notes to financial statements.

--------
*See note 1 for the full name of each segregated sub-account.

                            VARIABLE ANNUITY ACCOUNT

         Statements of Assets, Liabilities, and Contract Owners' Equity

                               December 31, 2018

                                                                        SEGREGATED SUB-ACCOUNTS*
                                    ------------------------------------------------------------------------------------------------
                                       PIMCO VIT       PUTNAM VT       PUTNAM VT       PUTNAM VT        PUTNAM VT
                                     TOTAL RETURN        EQUITY        GROWTH OPP     INTER EQ CL      SUS LEADERS       SFT CORE
                                        ADV CL        INCOME CL IB       CL IB             IB           FD CL IB        BOND CL 2
                                    ---------------  --------------  --------------  --------------  ---------------  --------------
ASSETS
Investments at net asset value      $  156,328,562      13,228,168      10,783,318       2,383,695        1,657,553     230,977,857
Receivable from Minnesota Life for
  contract purchase payments                    --              --              --              --               --              --
Receivable for investments sold             37,473           1,705           2,616             502              219         202,743
                                    ---------------  --------------  --------------  --------------  ---------------  --------------
    Total assets                       156,366,035      13,229,873      10,785,934       2,384,197        1,657,772     231,180,600
                                    ---------------  --------------  --------------  --------------  ---------------  --------------

LIABILITIES
Payable to Minnesota Life for
  contract terminations, withdrawal
  payments and mortality and expense
  charges                                   40,748           2,019           2,993             542              274         206,363
Payable for investments purchased               --              --              --              --               --              --
                                    ---------------  --------------  --------------  --------------  ---------------  --------------
    Total liabilities                       40,748           2,019           2,993             542              274         206,363
                                    ---------------  --------------  --------------  --------------  ---------------  --------------
    Net assets applicable to
      contract owners               $  156,325,287      13,227,854      10,782,941       2,383,655        1,657,498     230,974,237
                                    ===============  ==============  ==============  ==============  ===============  ==============

CONTRACT OWNERS' EQUITY
Contracts in accumulation period    $  156,245,546      13,157,005      10,778,056       2,372,537        1,657,498     229,983,420
Contracts in annuity payment period         79,741          70,849           4,885          11,118               --         990,817
                                    ---------------  --------------  --------------  --------------  ---------------  --------------
    Total contract owners' equity   $  156,325,287      13,227,854      10,782,941       2,383,655        1,657,498     230,974,237
                                    ===============  ==============  ==============  ==============  ===============  ==============

    Investment shares                   14,916,847         572,153       1,126,783         195,866           49,598     100,568,750
    Investments at cost             $  165,805,077      13,603,785      10,980,138       2,421,247        1,766,740     195,344,601

See accompanying notes to financial statements.

--------
*See note 1 for the full name of each segregated sub-account.

                            VARIABLE ANNUITY ACCOUNT

         Statements of Assets, Liabilities, and Contract Owners' Equity

                               December 31, 2018

                                                                        SEGREGATED SUB-ACCOUNTS*
                                    ------------------------------------------------------------------------------------------------
                                          SFT           SFT GOVT
                                        DYNAMIC          MONEY         SFT INDEX       SFT INDEX        SFT INTL         SFT IVY
                                        MGD VOL          MARKET       400 MC CL 2       500 CL 2        BOND CL 2         GROWTH
                                    ---------------  --------------  --------------  --------------  ---------------  --------------
ASSETS
Investments at net asset value      $  399,773,469      32,338,925      65,185,496     197,089,701       77,717,862     176,520,907
Receivable from Minnesota Life for
  contract purchase payments                    --              --              --              --               --              --
Receivable for investments sold            108,474          42,102          38,835          59,514           39,783          71,481
                                    ---------------  --------------  --------------  --------------  ---------------  --------------
    Total assets                       399,881,943      32,381,027      65,224,331     197,149,215       77,757,645     176,592,388
                                    ---------------  --------------  --------------  --------------  ---------------  --------------

LIABILITIES
Payable to Minnesota Life for
  contract terminations, withdrawal
  payments and mortality and expense
  charges                                  115,830          42,835          39,616          60,778           40,768          73,582
Payable for investments purchased               --              --              --              --               --              --
                                    ---------------  --------------  --------------  --------------  ---------------  --------------
    Total liabilities                      115,830          42,835          39,616          60,778           40,768          73,582
                                    ---------------  --------------  --------------  --------------  ---------------  --------------
    Net assets applicable to
      contract owners               $  399,766,113      32,338,192      65,184,715     197,088,437       77,716,877     176,518,806
                                    ===============  ==============  ==============  ==============  ===============  ==============

CONTRACT OWNERS' EQUITY
Contracts in accumulation period    $  399,752,876      32,270,804      64,893,539     153,312,955       77,520,080     175,276,057
Contracts in annuity payment period         13,237          67,388         291,176      43,775,482          196,797       1,242,749
                                    ---------------  --------------  --------------  --------------  ---------------  --------------
    Total contract owners' equity   $  399,766,113      32,338,192      65,184,715     197,088,437       77,716,877     176,518,806
                                    ===============  ==============  ==============  ==============  ===============  ==============

    Investment shares                   28,589,987      32,338,925      15,214,807      19,920,021       30,999,256      11,027,452
    Investments at cost             $  345,061,357      32,338,925      44,106,642     116,355,338       62,841,647     115,635,043

See accompanying notes to financial statements.

--------
*See note 1 for the full name of each segregated sub-account.

                            VARIABLE ANNUITY ACCOUNT

         Statements of Assets, Liabilities, and Contract Owners' Equity

                               December 31, 2018

                                                                        SEGREGATED SUB-ACCOUNTS*
                                    ------------------------------------------------------------------------------------------------
                                                                                                           SFT
                                        SFT IVY                                                        WELLINGTON        TOPS MGD
                                       SMALL CAP        SFT MGD         SFT REAL      SFT T. ROWE      CORE EQUITY     RISK BAL ETF
                                        GROWTH         VOL EQUITY     ESTATE CL 2     PRICE VALUE         CL 2             CL 2
                                    ---------------  --------------  --------------  --------------  ---------------  --------------
ASSETS
Investments at net asset value      $   47,577,521     290,928,500      64,246,110     103,267,918       44,149,334      18,784,239
Receivable from Minnesota Life for
  contract purchase payments                    --              --              --              --            4,320              --
Receivable for investments sold              4,271          54,863          17,539          80,905               --           3,337
                                    ---------------  --------------  --------------  --------------  ---------------  --------------
    Total assets                        47,581,792     290,983,363      64,263,649     103,348,823       44,153,654      18,787,576
                                    ---------------  --------------  --------------  --------------  ---------------  --------------

LIABILITIES
Payable to Minnesota Life for
  contract terminations, withdrawal
  payments and mortality and expense
  charges                                    4,770          59,792          18,674          82,682               --           3,728
Payable for investments purchased               --              --              --              --            5,031              --
                                    ---------------  --------------  --------------  --------------  ---------------  --------------
    Total liabilities                        4,770          59,792          18,674          82,682            5,031           3,728
                                    ---------------  --------------  --------------  --------------  ---------------  --------------
    Net assets applicable to
      contract owners               $   47,577,022     290,923,571      64,244,975     103,266,141       44,148,623      18,783,848
                                    ===============  ==============  ==============  ==============  ===============  ==============

CONTRACT OWNERS' EQUITY
Contracts in accumulation period    $   47,173,465     290,910,466      64,019,740     103,115,044       43,895,593      18,783,848
Contracts in annuity payment period        403,557          13,105         225,235         151,097          253,030              --
                                    ---------------  --------------  --------------  --------------  ---------------  --------------
    Total contract owners' equity   $   47,577,022     290,923,571      64,244,975     103,266,141       44,148,623      18,783,848
                                    ===============  ==============  ==============  ==============  ===============  ==============

    Investment shares                    3,134,073      25,093,029      14,529,862       8,216,435        3,174,826       1,765,436
    Investments at cost             $   35,522,620     273,998,156      51,957,997      82,961,275       33,284,385      20,106,754

See accompanying notes to financial statements.

--------
*See note 1 for the full name of each segregated sub-account.

                            VARIABLE ANNUITY ACCOUNT

         Statements of Assets, Liabilities, and Contract Owners' Equity

                               December 31, 2018

                                               SEGREGATED SUB-ACCOUNTS*
                                    -----------------------------------------------
                                                        TOPS MGD        TOPS MGD
                                       TOPS MGD       RISK GROWTH     RISK MOD GRO
                                     RISK FLEX ETF      ETF CL 2        ETF CL 2
                                    ---------------  --------------  --------------
ASSETS
Investments at net asset value      $  121,177,206      75,239,003      22,909,464
Receivable from Minnesota Life for
  contract purchase payments                    --              --              --
Receivable for investments sold             38,618         433,352          11,688
                                    ---------------  --------------  --------------
    Total assets                       121,215,824      75,672,355      22,921,152
                                    ---------------  --------------  --------------

LIABILITIES
Payable to Minnesota Life for
  contract terminations, withdrawal
  payments and mortality and expense
  charges                                   40,822         435,092          12,113
Payable for investments purchased               --              --              --
                                    ---------------  --------------  --------------
    Total liabilities                       40,822         435,092          12,113
                                    ---------------  --------------  --------------
    Net assets applicable to
      contract owners               $  121,175,002      75,237,263      22,909,039
                                    ===============  ==============  ==============

CONTRACT OWNERS' EQUITY
Contracts in accumulation period    $  121,175,002      75,237,263      22,909,039
Contracts in annuity payment period             --              --              --
                                    ---------------  --------------  --------------
    Total contract owners' equity   $  121,175,002      75,237,263      22,909,039
                                    ===============  ==============  ==============

    Investment shares                   11,189,031       7,051,453       2,086,472
    Investments at cost             $  122,094,953      80,188,790      24,422,233

See accompanying notes to financial statements.

--------
*See note 1 for the full name of each segregated sub-account.

                            VARIABLE ANNUITY ACCOUNT

                            Statements of Operations

                     Year or Period ended December 31, 2018

                                                                        SEGREGATED SUB-ACCOUNTS*
                                      ----------------------------------------------------------------------------------------------
                                          AB VPS                         AM CENTURY      AM CENTURY      AMER FUNDS     AMER FUNDS
                                        DYNASSTALL      AB VPS INTL     VP INC & GRO    VP INFL PRO     IS GLBL BOND      IS GLBL
                                           CL B         VALUE CL B         CL II           CL II            CL 2        GROWTH CL 2
                                      ---------------  --------------  ---------------  --------------  --------------  ------------
INVESTMENT INCOME (LOSS) - NET
  Investment income distributions
    from underlying mutual fund       $    2,636,877           7,388           81,832       1,880,125         241,584       113,207
  Mortality, expense and
    administrative charges (note 3)       (2,314,409)        (10,407)         (83,588)       (971,101)       (183,341)     (212,937)
  Fees waived (note 3)                            --              --               --              --              --            --
                                      ---------------  --------------  ---------------  --------------  --------------  ------------
    Investment income (loss) - net           322,468          (3,019)          (1,756)        909,024          58,243       (99,730)
                                      ---------------  --------------  ---------------  --------------  --------------  ------------

REALIZED AND UNREALIZED GAINS
  (LOSSES) ON INVESTMENTS - NET
  Realized gain distributions from
    underlying mutual fund                   210,232              --          392,354              --          44,799     1,089,738

  Realized gains (losses) on sales
    of investments
    Proceeds from sales                    5,326,373         137,696        1,525,179       9,609,951       4,003,209     2,184,697
    Cost of investments sold              (4,854,739)       (119,834)      (1,329,948)    (11,490,487)     (4,027,339)   (2,010,972)
                                      ---------------  --------------  ---------------  --------------  --------------  ------------
  Realized gains (losses) on sales
    of investments                           471,634          17,862          195,231      (1,880,536)        (24,130)      173,725

    Net realized gains (losses) on
      investments                            681,866          17,862          587,585      (1,880,536)         20,669     1,263,463

  Net change in unrealized
    appreciation (depreciation) of
    investments                          (15,603,026)       (189,166)        (997,363)     (1,945,751)       (471,308)   (2,877,152)
                                      ---------------  --------------  ---------------  --------------  --------------  ------------

    Realized and unrealized gains
      (losses) on investments - net      (14,921,160)       (171,304)        (409,778)     (3,826,287)       (450,639)   (1,613,689)
                                      ---------------  --------------  ---------------  --------------  --------------  ------------

NET INCREASE (DECREASE) IN NET
  ASSETS RESULTING FROM OPERATIONS    $  (14,598,692)       (174,323)        (411,534)     (2,917,263)       (392,396)   (1,713,419)
                                      ===============  ==============  ===============  ==============  ==============  ============

See accompanying notes to financial statements.

--------
*See note 1 for the full name of each segregated sub-account.

                            VARIABLE ANNUITY ACCOUNT

                            Statements of Operations

                     Year or Period ended December 31, 2018

                                                                        SEGREGATED SUB-ACCOUNTS*
                                      ----------------------------------------------------------------------------------------------
                                                                                                                        AMER FUNDS
                                        AMER FUNDS      AMER FUNDS       AMER FUNDS                      AMER FUNDS        IS US
                                        IS GLBL SM     IS GROWTH CL      IS GROWTH-      AMER FUNDS        IS NEW       GOVT/AAA CL
                                         CP CL 2             2            INC CL 2      IS INTL CL 2     WORLD CL 2          2
                                      ---------------  --------------  ---------------  --------------  --------------  ------------
INVESTMENT INCOME (LOSS) - NET
  Investment income distributions
    from underlying mutual fund       $       10,367         257,603          431,511         311,695         112,556       227,200
  Mortality, expense and
    administrative charges (note 3)         (182,278)       (855,591)        (452,856)       (252,600)       (183,713)     (184,815)
  Fees waived (note 3)                            --              --               --              --              --            --
                                      ---------------  --------------  ---------------  --------------  --------------  ------------
    Investment income (loss) - net          (171,911)       (597,988)         (21,345)         59,095         (71,157)       42,385
                                      ---------------  --------------  ---------------  --------------  --------------  ------------

REALIZED AND UNREALIZED GAINS
  (LOSSES) ON INVESTMENTS - NET
  Realized gain distributions from
    underlying mutual fund                   550,669       5,382,028        2,101,273         852,232         350,314            --

  Realized gains (losses) on sales
    of investments
    Proceeds from sales                      849,382       5,426,332        4,499,695       2,140,464       1,593,694     2,613,819
    Cost of investments sold                (930,788)     (5,522,063)      (4,246,048)     (2,093,618)     (1,568,827)   (2,706,497)
                                      ---------------  --------------  ---------------  --------------  --------------  ------------
  Realized gains (losses) on sales
    of investments                           (81,406)        (95,731)         253,647          46,846          24,867       (92,678)

    Net realized gains (losses) on
      investments                            469,263       5,286,297        2,354,920         899,078         375,181       (92,678)

  Net change in unrealized
    appreciation (depreciation) of
    investments                           (1,849,804)     (6,485,003)      (3,216,224)     (3,652,476)     (2,402,621)      (63,185)
                                      ---------------  --------------  ---------------  --------------  --------------  ------------

    Realized and unrealized gains
      (losses) on investments - net       (1,380,541)     (1,198,706)        (861,304)     (2,753,398)     (2,027,440)     (155,863)
                                      ---------------  --------------  ---------------  --------------  --------------  ------------

NET INCREASE (DECREASE) IN NET
  ASSETS RESULTING FROM OPERATIONS    $   (1,552,452)     (1,796,694)        (882,649)     (2,694,303)     (2,098,597)     (113,478)
                                      ===============  ==============  ===============  ==============  ==============  ============

See accompanying notes to financial statements.

--------
*See note 1 for the full name of each segregated sub-account.

                            VARIABLE ANNUITY ACCOUNT

                            Statements of Operations

                     Year or Period ended December 31, 2018

                                                                        SEGREGATED SUB-ACCOUNTS*
                                      ----------------------------------------------------------------------------------------------
                                       CLEARBRIDGE     FIDELITY VIP                     FRANKLIN DEV      FRANKLIN        FRANKLIN
                                        VAR SM GRO        EQUITY-       FIDELITY VIP    MKTS VIP CL      MUTUAL SHS     SMALL CP VAL
                                          CL II         INCOME SC2      MID CAP SC2          2            VIP CL 2        VIP CL 2
                                      ---------------  --------------  ---------------  --------------  --------------  ------------
INVESTMENT INCOME (LOSS) - NET
  Investment income distributions
    from underlying mutual fund       $           --       1,359,847          152,833         202,215         233,110       255,052
  Mortality, expense and
    administrative charges (note 3)         (272,642)       (981,077)        (545,139)       (307,685)       (159,449)     (423,469)
  Fees waived (note 3)                            --              --               --              --              --            --
                                      ---------------  --------------  ---------------  --------------  --------------  ------------
    Investment income (loss) - net          (272,642)        378,770         (392,306)       (105,470)         73,661      (168,417)
                                      ---------------  --------------  ---------------  --------------  --------------  ------------

REALIZED AND UNREALIZED GAINS
  (LOSSES) ON INVESTMENTS - NET
  Realized gain distributions from
    underlying mutual fund                 1,863,440       3,373,144        3,431,950              --         362,980     4,343,614

  Realized gains (losses) on sales
    of investments
    Proceeds from sales                    4,333,412      11,694,657        5,822,378       8,075,235       1,885,456     2,682,426
    Cost of investments sold              (3,102,414)     (8,694,010)      (4,899,673)     (7,492,027)     (1,475,217)   (3,319,201)
                                      ---------------  --------------  ---------------  --------------  --------------  ------------
  Realized gains (losses) on sales
    of investments                         1,230,998       3,000,647          922,705         583,208         410,239      (636,775)

    Net realized gains (losses) on
      investments                          3,094,438       6,373,791        4,354,655         583,208         773,219     3,706,839

  Net change in unrealized
    appreciation (depreciation) of
    investments                           (3,109,342)    (13,173,896)      (9,765,331)     (4,544,814)     (1,826,274)   (7,549,908)
                                      ---------------  --------------  ---------------  --------------  --------------  ------------

    Realized and unrealized gains
      (losses) on investments - net          (14,904)     (6,800,105)      (5,410,676)     (3,961,606)     (1,053,055)   (3,843,069)
                                      ---------------  --------------  ---------------  --------------  --------------  ------------

NET INCREASE (DECREASE) IN NET
  ASSETS RESULTING FROM OPERATIONS    $     (287,546)     (6,421,335)      (5,802,982)     (4,067,076)       (979,394)   (4,011,486)
                                      ===============  ==============  ===============  ==============  ==============  ============

See accompanying notes to financial statements.

--------
*See note 1 for the full name of each segregated sub-account.

                            VARIABLE ANNUITY ACCOUNT

                            Statements of Operations

                     Year or Period ended December 31, 2018

                                                                        SEGREGATED SUB-ACCOUNTS*
                                      ----------------------------------------------------------------------------------------------
                                                                                                                        INVESCO VI
                                       FRANKLIN SM-       GOLDMAN         GOLDMAN        INVESCO VI      INVESCO VI      EQUITY &
                                         MD CP GR       SACHS VI HQ      SACHS VIT       AMER VALUE      COMSTOCK SR        INC
                                         VIP CL 2        FLT RT SS      GBL TRNDS SS       SR II             II            SR II
                                      ---------------  --------------  ---------------  --------------  --------------  ------------
INVESTMENT INCOME (LOSS) - NET
  Investment income distributions
    from underlying mutual fund       $           --         774,488        1,021,195          17,837         808,073       158,889
  Mortality, expense and
    administrative charges (note 3)         (113,489)       (602,753)      (2,091,941)       (142,104)       (851,446)     (113,425)
  Fees waived (note 3)                            --              --               --              --              --            --
                                      ---------------  --------------  ---------------  --------------  --------------  ------------
    Investment income (loss) - net          (113,489)        171,735       (1,070,746)       (124,267)        (43,373)       45,464
                                      ---------------  --------------  ---------------  --------------  --------------  ------------

REALIZED AND UNREALIZED GAINS
  (LOSSES) ON INVESTMENTS - NET
  Realized gain distributions from
    underlying mutual fund                   987,507              --        2,322,574       1,286,566       5,558,062       353,026

  Realized gains (losses) on sales
    of investments
    Proceeds from sales                    1,716,434       5,421,951        3,379,019       1,469,445       6,354,663       635,428
    Cost of investments sold              (1,970,284)     (5,673,421)      (3,118,759)     (1,545,410)     (4,423,938)     (635,890)
                                      ---------------  --------------  ---------------  --------------  --------------  ------------
  Realized gains (losses) on sales
    of investments                          (253,850)       (251,470)         260,260         (75,965)      1,930,725          (462)

    Net realized gains (losses) on
      investments                            733,657        (251,470)       2,582,834       1,210,601       7,488,787       352,564

  Net change in unrealized
    appreciation (depreciation) of
    investments                           (1,181,899)         88,671      (10,223,544)     (2,313,868)    (14,909,548)   (1,294,030)
                                      ---------------  --------------  ---------------  --------------  --------------  ------------

    Realized and unrealized gains
      (losses) on investments - net         (448,242)       (162,799)      (7,640,710)     (1,103,267)     (7,420,761)     (941,466)
                                      ---------------  --------------  ---------------  --------------  --------------  ------------

NET INCREASE (DECREASE) IN NET
  ASSETS RESULTING FROM OPERATIONS    $     (561,731)          8,936       (8,711,456)     (1,227,534)     (7,464,134)     (896,002)
                                      ===============  ==============  ===============  ==============  ==============  ============

See accompanying notes to financial statements.

--------
*See note 1 for the full name of each segregated sub-account.

                            VARIABLE ANNUITY ACCOUNT

                            Statements of Operations

                     Year or Period ended December 31, 2018

                                                                        SEGREGATED SUB-ACCOUNTS*
                                      ----------------------------------------------------------------------------------------------
                                        INVESCO VI      INVESCO VI        IVY VIP         IVY VIP       IVY VIP CORE      IVY VIP
                                         GROWTH &       SM CAP EQTY        ASSET        BALANCED CL        EQUITY        CORPORATE
                                        INC SR II          SR II       STRATEGY CL II        II             CL II       BOND CL II
                                      ---------------  --------------  ---------------  --------------  --------------  ------------
INVESTMENT INCOME (LOSS) - NET
  Investment income distributions
    from underlying mutual fund       $      136,383              --        2,388,285       1,636,681         474,109     2,882,211
  Mortality, expense and
    administrative charges (note 3)         (134,257)       (284,732)      (1,910,727)     (1,265,373)     (1,411,860)   (1,776,744)
  Fees waived (note 3)                            --              --               --              --              --            --
                                      ---------------  --------------  ---------------  --------------  --------------  ------------
    Investment income (loss) - net             2,126        (284,732)         477,558         371,308        (937,751)    1,105,467
                                      ---------------  --------------  ---------------  --------------  --------------  ------------

REALIZED AND UNREALIZED GAINS
  (LOSSES) ON INVESTMENTS - NET
  Realized gain distributions from
    underlying mutual fund                   716,953       1,324,343        5,196,977       1,612,099       7,883,066       194,071

  Realized gains (losses) on sales
    of investments
    Proceeds from sales                    1,539,418       3,258,065       25,111,499      17,058,268      17,155,407    17,710,976
    Cost of investments sold              (1,491,905)     (2,820,643)     (26,409,137)    (19,783,353)    (17,942,368)  (19,489,414)
                                      ---------------  --------------  ---------------  --------------  --------------  ------------
  Realized gains (losses) on sales
    of investments                            47,513         437,422       (1,297,638)     (2,725,085)       (786,961)   (1,778,438)

    Net realized gains (losses) on
      investments                            764,466       1,761,765        3,899,339      (1,112,986)      7,096,105    (1,584,367)

  Net change in unrealized
    appreciation (depreciation) of
    investments                           (1,874,602)     (4,450,416)     (12,448,759)     (3,274,714)    (10,814,609)   (4,078,295)
                                      ---------------  --------------  ---------------  --------------  --------------  ------------

    Realized and unrealized gains
      (losses) on investments - net       (1,110,136)     (2,688,651)      (8,549,420)     (4,387,700)     (3,718,504)   (5,662,662)
                                      ---------------  --------------  ---------------  --------------  --------------  ------------

NET INCREASE (DECREASE) IN NET
  ASSETS RESULTING FROM OPERATIONS    $   (1,108,010)     (2,973,383)      (8,071,862)     (4,016,392)     (4,656,255)   (4,557,195)
                                      ===============  ==============  ===============  ==============  ==============  ============

See accompanying notes to financial statements.

--------
*See note 1 for the full name of each segregated sub-account.

                            VARIABLE ANNUITY ACCOUNT

                            Statements of Operations

                     Year or Period ended December 31, 2018

                                                                        SEGREGATED SUB-ACCOUNTS*
                                      ----------------------------------------------------------------------------------------------
                                                          IVY VIP         IVY VIP         IVY VIP       IVY VIP GOVT      IVY VIP
                                         IVY VIP          GLOBAL           GLOBAL          GLOBAL           MONEY         GROWTH
                                       ENERGY CL II      BOND CL II     EQ INC CL II    GROWTH CL II     MARKET CL II      CL II
                                      ---------------  --------------  ---------------  --------------  --------------  ------------
INVESTMENT INCOME (LOSS) - NET
  Investment income distributions
    from underlying mutual fund       $           --         180,891          322,309         298,753         178,934        18,647
  Mortality, expense and
    administrative charges (note 3)          (77,810)        (85,507)        (272,777)       (928,014)       (155,208)     (807,257)
  Fees waived (note 3)                            --              --               --              --              --            --
                                      ---------------  --------------  ---------------  --------------  --------------  ------------
    Investment income (loss) - net           (77,810)         95,384           49,532        (629,261)         23,726      (788,610)
                                      ---------------  --------------  ---------------  --------------  --------------  ------------

REALIZED AND UNREALIZED GAINS
  (LOSSES) ON INVESTMENTS - NET
  Realized gain distributions from
    underlying mutual fund                        --              --        1,514,618       3,829,868              99     6,370,263

  Realized gains (losses) on sales
    of investments
    Proceeds from sales                    1,513,846         766,502        3,160,564      15,442,625       2,644,589    13,694,231
    Cost of investments sold              (1,720,794)       (811,196)      (2,650,813)    (12,414,984)     (2,644,589)  (11,543,782)
                                      ---------------  --------------  ---------------  --------------  --------------  ------------
  Realized gains (losses) on sales
    of investments                          (206,948)        (44,694)         509,751       3,027,641              --     2,150,449

    Net realized gains (losses) on
      investments                           (206,948)        (44,694)       2,024,369       6,857,509              99     8,520,712

  Net change in unrealized
    appreciation (depreciation) of
    investments                           (1,473,260)       (151,052)      (4,582,732)    (10,163,186)             --    (6,261,187)
                                      ---------------  --------------  ---------------  --------------  --------------  ------------

    Realized and unrealized gains
      (losses) on investments - net       (1,680,208)       (195,746)      (2,558,363)     (3,305,677)             99     2,259,525
                                      ---------------  --------------  ---------------  --------------  --------------  ------------

NET INCREASE (DECREASE) IN NET
  ASSETS RESULTING FROM OPERATIONS    $   (1,758,018)       (100,362)      (2,508,831)     (3,934,938)         23,825     1,470,915
                                      ===============  ==============  ===============  ==============  ==============  ============

See accompanying notes to financial statements.

--------
*See note 1 for the full name of each segregated sub-account.

                            VARIABLE ANNUITY ACCOUNT

                            Statements of Operations

                     Year or Period ended December 31, 2018

                                                                        SEGREGATED SUB-ACCOUNTS*
                                      ----------------------------------------------------------------------------------------------
                                                                                          IVY VIP
                                         IVY VIP          IVY VIP         IVY VIP        MICRO CAP         IVY VIP        IVY VIP
                                           HIGH          INTL CORE      LIMITED-TERM       GROWTH          MID CAP        NATURAL
                                       INCOME CL II     EQUITY CL II      BOND CL II      CL II (A)      GROWTH CL II     RES CL II
                                      ---------------  --------------  --------------- ---------------  --------------  ------------
INVESTMENT INCOME (LOSS) - NET
  Investment income distributions
    from underlying mutual fund       $    5,418,948       2,282,310          701,074              --              --        94,630
  Mortality, expense and
    administrative charges (note 3)       (1,274,849)     (1,898,575)        (545,491)       (442,918)       (940,607)     (475,411)
  Fees waived (note 3)                            --              --               --              --              --            --
                                      ---------------  --------------  ---------------  --------------  --------------  ------------
    Investment income (loss) - net         4,144,099         383,735          155,583        (442,918)       (940,607)     (380,781)
                                      ---------------  --------------  ---------------  --------------  --------------  ------------

REALIZED AND UNREALIZED GAINS
  (LOSSES) ON INVESTMENTS - NET
  Realized gain distributions from
    underlying mutual fund                        --       3,990,753               --       1,503,443       3,063,146            --

  Realized gains (losses) on sales
    of investments
    Proceeds from sales                   14,496,143      19,726,393        4,593,374      44,442,372      14,036,682     5,264,723
    Cost of investments sold             (15,704,328)    (16,902,498)      (4,714,267)    (42,128,744)     (9,878,950)   (6,351,973)
                                      ---------------  --------------  ---------------  --------------  --------------  ------------
  Realized gains (losses) on sales
    of investments                        (1,208,185)      2,823,895         (120,893)      2,313,628       4,157,732    (1,087,250)

    Net realized gains (losses) on
      investments                         (1,208,185)      6,814,648         (120,893)      3,817,071       7,220,878    (1,087,250)

  Net change in unrealized
    appreciation (depreciation) of
    investments                           (5,752,044)    (35,631,837)        (260,109)       (869,383)     (6,268,847)   (6,732,339)
                                      ---------------  --------------  ---------------  --------------  --------------  ------------

    Realized and unrealized gains
      (losses) on investments - net       (6,960,229)    (28,817,189)        (381,002)      2,947,688         952,031    (7,819,589)
                                      ---------------  --------------  ---------------  --------------  --------------  ------------

NET INCREASE (DECREASE) IN NET
  ASSETS RESULTING FROM OPERATIONS    $   (2,816,130)    (28,433,454)        (225,419)      2,504,770          11,424    (8,200,370)
                                      ===============  ==============  ===============  ==============  ==============  ============

See accompanying notes to financial statements.

--------
*See note 1 for the full name of each segregated sub-account.

                            VARIABLE ANNUITY ACCOUNT

                            Statements of Operations

                     Year or Period ended December 31, 2018

                                                                        SEGREGATED SUB-ACCOUNTS*
                                      ----------------------------------------------------------------------------------------------
                                          IVY VI          IVY VIP                         IVY VIP          IVY VIP        IVY VIP
                                         PATH MOD        PATH MOD         IVY VIP        PATHFINDER      PATHFINDER      PATHFINDER
                                         AGG MVF          CON MVF         PATH MOD       AGGRESSIVE        CONSERV        MOD AGGR
                                          CL II            CL II         MVF CL II         CL II            CL II          CL II
                                      ---------------  --------------  ---------------  --------------  --------------  ------------
INVESTMENT INCOME (LOSS) - NET
  Investment income distributions
    from underlying mutual fund       $    1,006,378         315,181        3,963,960         310,370         324,183     4,110,408
  Mortality, expense and
    administrative charges (note 3)       (1,036,156)       (461,190)      (5,557,547)       (228,994)       (368,973)   (3,037,772)
  Fees waived (note 3)                            --              --               --              --              --            --
                                      ---------------  --------------  ---------------  --------------  --------------  ------------
    Investment income (loss) - net           (29,778)       (146,009)      (1,593,587)         81,376         (44,790)    1,072,636
                                      ---------------  --------------  ---------------  --------------  --------------  ------------

REALIZED AND UNREALIZED GAINS
  (LOSSES) ON INVESTMENTS - NET
  Realized gain distributions from
    underlying mutual fund                 2,415,578       1,027,440       12,179,022         918,551         953,867    11,367,519

  Realized gains (losses) on sales
    of investments
    Proceeds from sales                    7,824,643       4,136,909       14,993,933       3,681,338       6,131,886    44,565,234
    Cost of investments sold              (7,565,678)     (4,038,836)     (14,149,753)     (3,949,570)     (6,388,333)  (38,761,766)
                                      ---------------  --------------  ---------------  --------------  --------------  ------------
  Realized gains (losses) on sales
    of investments                           258,965          98,073          844,180        (268,232)       (256,447)    5,803,468

    Net realized gains (losses) on
      investments                          2,674,543       1,125,513       13,023,202         650,319         697,420    17,170,987

  Net change in unrealized
    appreciation (depreciation) of
    investments                           (7,194,995)     (2,350,072)     (33,733,237)     (1,450,414)     (1,422,928)  (30,206,358)
                                      ---------------  --------------  ---------------  --------------  --------------  ------------

    Realized and unrealized gains
      (losses) on investments - net       (4,520,452)     (1,224,559)     (20,710,035)       (800,095)       (725,508)  (13,035,371)
                                      ---------------  --------------  ---------------  --------------  --------------  ------------

NET INCREASE (DECREASE) IN NET
  ASSETS RESULTING FROM OPERATIONS    $   (4,550,230)     (1,370,568)     (22,303,622)       (718,719)       (770,298)  (11,962,735)
                                      ===============  ==============  ===============  ==============  ==============  ============

See accompanying notes to financial statements.

--------
*See note 1 for the full name of each segregated sub-account.

                            VARIABLE ANNUITY ACCOUNT

                            Statements of Operations

                     Year or Period ended December 31, 2018

                                                                        SEGREGATED SUB-ACCOUNTS*
                                      ----------------------------------------------------------------------------------------------
                                         IVY VIP          IVY VIP
                                        PATHFINDER      PATHFINDER        IVY VIP         IVY VIP          IVY VIP        IVY VIP
                                         MOD CONS        MODERATE        SCIENCE &      SECURIAN RE       SMALL CAP      SMALL CAP
                                          CL II            CL II         TECH CL II      SEC CL II       CORE CL II     GROWTH CL II
                                      ---------------  --------------  ---------------  --------------  --------------  ------------
INVESTMENT INCOME (LOSS) - NET
  Investment income distributions
    from underlying mutual fund       $      842,258       2,705,450               --         157,183          75,691       113,170
  Mortality, expense and
    administrative charges (note 3)         (814,355)     (2,547,138)      (1,216,160)       (147,414)       (912,316)     (564,776)
  Fees waived (note 3)                            --              --               --              --              --            --
                                      ---------------  --------------  --------------- ---------------  --------------  ------------
    Investment income (loss) - net            27,903         158,312       (1,216,160)          9,769        (836,625)     (451,606)
                                      ---------------  --------------  ---------------  --------------  --------------  ------------

REALIZED AND UNREALIZED GAINS
  (LOSSES) ON INVESTMENTS - NET
  Realized gain distributions from
    underlying mutual fund                 2,636,944       8,738,211       10,161,135         672,099      11,992,683     9,379,781

  Realized gains (losses) on sales
    of investments
    Proceeds from sales                   11,513,327      34,716,268       19,778,545       2,437,651      13,865,029    11,062,102
    Cost of investments sold             (11,651,619)    (31,288,236)     (14,643,125)     (2,697,105)    (13,087,929)  (10,406,091)
                                      ---------------  --------------  ---------------  --------------  --------------  ------------
  Realized gains (losses) on sales
    of investments                          (138,292)      3,428,032        5,135,420        (259,454)        777,100       656,011

    Net realized gains (losses) on
      investments                          2,498,652      12,166,243       15,296,555         412,645      12,769,783    10,035,792

  Net change in unrealized
    appreciation (depreciation) of
    investments                           (4,628,703)    (21,084,507)     (18,212,217)     (1,123,004)    (18,168,251)  (12,574,594)
                                      ---------------  --------------  ---------------  --------------  --------------  ------------

    Realized and unrealized gains
      (losses) on investments - net       (2,130,051)     (8,918,264)      (2,915,662)       (710,359)     (5,398,468)   (2,538,802)
                                      ---------------  --------------  ---------------  --------------  --------------  ------------

NET INCREASE (DECREASE) IN NET
  ASSETS RESULTING FROM OPERATIONS    $   (2,102,148)     (8,759,952)      (4,131,822)       (700,590)     (6,235,093)   (2,990,408)
                                      ===============  ==============  ===============  ==============  ==============  ============

See accompanying notes to financial statements.

--------
*See note 1 for the full name of each segregated sub-account.

                            VARIABLE ANNUITY ACCOUNT

                            Statements of Operations

                     Year or Period ended December 31, 2018

                                                                        SEGREGATED SUB-ACCOUNTS*
                                      ----------------------------------------------------------------------------------------------
                                                           JANUS           JANUS                            JANUS          JANUS
                                         IVY VIP         HENDERSON       HENDERSON         JANUS          HENDERSON      HENDERSON
                                          VALUE          BALANCED         FLEXIBLE       HENDERSON         MID CP        OVERSEAS
                                          CL II             SS            BOND SS         FORTY SS         VAL SS           SS
                                      ---------------  --------------  ---------------  --------------  --------------  ------------
INVESTMENT INCOME (LOSS) - NET
  Investment income distributions
    from underlying mutual fund       $    1,532,334         467,917          557,581              --         223,200       649,048
  Mortality, expense and
    administrative charges (note 3)       (1,103,464)       (374,089)        (301,641)       (694,434)       (363,422)     (538,446)
  Fees waived (note 3)                            --              --               --              --              --            --
                                      ---------------  --------------  ---------------  --------------  --------------  ------------
    Investment income (loss) - net           428,870          93,828          255,940        (694,434)       (140,222)      110,602
                                      ---------------  --------------  ---------------  --------------  --------------  ------------

REALIZED AND UNREALIZED GAINS
  (LOSSES) ON INVESTMENTS - NET
  Realized gain distributions from
    underlying mutual fund                 2,463,454         666,544               --       7,435,209       2,237,894            --

  Realized gains (losses) on sales
    of investments
    Proceeds from sales                   15,138,481       3,430,019        2,669,809      11,102,569       2,383,198     7,734,107
    Cost of investments sold             (14,435,240)     (2,709,742)      (2,789,266)    (10,125,070)     (2,157,170)   (8,381,841)
                                      ---------------  --------------  ---------------  --------------  --------------  ------------
  Realized gains (losses) on sales
    of investments                           703,241         720,277         (119,457)        977,499         226,028      (647,734)

    Net realized gains (losses) on
      investments                          3,166,695       1,386,821         (119,457)      8,412,708       2,463,922      (647,734)

  Net change in unrealized
    appreciation (depreciation) of
    investments                           (9,702,210)     (1,777,460)        (720,270)     (7,443,382)     (6,070,678)   (5,724,466)
                                      ---------------  --------------  ---------------  --------------  --------------  ------------

    Realized and unrealized gains
      (losses) on investments - net       (6,535,515)       (390,639)        (839,727)        969,326      (3,606,756)   (6,372,200)
                                      ---------------  --------------  ---------------  --------------  --------------  ------------

NET INCREASE (DECREASE) IN NET
  ASSETS RESULTING FROM OPERATIONS    $   (6,106,645)       (296,811)        (583,787)        274,892      (3,746,978)   (6,261,598)
                                      ===============  ==============  ===============  ==============  ==============  ============

See accompanying notes to financial statements.

--------
*See note 1 for the full name of each segregated sub-account.

                            VARIABLE ANNUITY ACCOUNT

                            Statements of Operations

                     Year or Period ended December 31, 2018

                                                                        SEGREGATED SUB-ACCOUNTS*
                                      ----------------------------------------------------------------------------------------------
                                                          MFS VIT                       MORNINGSTAR
                                         MFS VIT          MID CAP       MORGSTANLEY         AGGR         MORNINGSTAR    MORNINGSTAR
                                         II INTL          GROWTH          VIF EMG          GROWTH         BALANCED     CONSERVATIVE
                                         VALUE SC         SER SC         MK EQ CL 2        ETF II          ETF II          ETF II
                                      ---------------  --------------  --------------- ---------------  --------------  ------------
INVESTMENT INCOME (LOSS) - NET
  Investment income distributions
    from underlying mutual fund       $      146,784              --          102,410         121,182         974,731       292,541
  Mortality, expense and
    administrative charges (note 3)         (234,882)        (25,442)        (377,207)       (131,676)       (783,399)     (211,805)
  Fees waived (note 3)                            --              --               --              --              --            --
                                      ---------------  --------------  ---------------  --------------  --------------  ------------
    Investment income (loss) - net           (88,098)        (25,442)        (274,797)        (10,494)        191,332        80,736
                                      ---------------  --------------  ---------------  --------------  --------------  ------------

REALIZED AND UNREALIZED GAINS
  (LOSSES) ON INVESTMENTS - NET
  Realized gain distributions from
    underlying mutual fund                   182,492         242,730               --         714,209       4,384,911       195,109

  Realized gains (losses) on sales
    of investments
    Proceeds from sales                    1,319,980         958,146        4,695,168       1,251,566      10,967,073     2,888,790
    Cost of investments sold              (1,039,600)       (780,884)      (3,845,598)     (1,085,813)     (9,848,758)   (2,982,480)
                                      ---------------  --------------  ---------------  --------------  --------------  ------------
  Realized gains (losses) on sales
    of investments                           280,380         177,262          849,570         165,753       1,118,315       (93,690)

    Net realized gains (losses) on
      investments                            462,872         419,992          849,570         879,962       5,503,226       101,419

  Net change in unrealized
    appreciation (depreciation) of
    investments                           (2,207,832)       (441,138)      (5,569,310)     (1,817,578)     (9,731,093)     (738,538)
                                      ---------------  --------------  ---------------  --------------  --------------  ------------

    Realized and unrealized gains
      (losses) on investments - net       (1,744,960)        (21,146)      (4,719,740)       (937,616)     (4,227,867)     (637,119)
                                      ---------------  --------------  ---------------  --------------  --------------  ------------

NET INCREASE (DECREASE) IN NET
  ASSETS RESULTING FROM OPERATIONS    $   (1,833,058)        (46,588)      (4,994,537)       (948,110)     (4,036,535)     (556,383)
                                      ===============  ==============  ===============  ==============  ==============  ============

See accompanying notes to financial statements.

--------
*See note 1 for the full name of each segregated sub-account.

                            VARIABLE ANNUITY ACCOUNT

                            Statements of Operations

                     Year or Period ended December 31, 2018

                                                                        SEGREGATED SUB-ACCOUNTS*
                                      ----------------------------------------------------------------------------------------------
                                                                         NEUBERGER
                                       MORNINGSTAR      MORNINGSTAR        BERMAN       OPPENHEIMER      OPPENHEIMER      PIMCO VIT
                                          GROWTH        INC & GROWTH      SUSTAIN        INTL GROW        MS SM CAP      GLB DIV ALL
                                          ETF II          ETF II          EQ S CL          VA SS            VA SS          ADV CL
                                      ---------------  --------------  ---------------  --------------  --------------  ------------
INVESTMENT INCOME (LOSS) - NET
  Investment income distributions
    from underlying mutual fund       $      373,678         485,895            6,540         222,336           2,101     2,884,050
  Mortality, expense and
    administrative charges (note 3)         (338,654)       (363,839)         (51,235)       (573,702)        (60,693)   (2,166,757)
  Fees waived (note 3)                            --              --               --              --              --            --
                                      ---------------  --------------  ---------------  --------------  --------------  ------------
    Investment income (loss) - net            35,024         122,056          (44,695)       (351,366)        (58,592)      717,293
                                      ---------------  --------------  ---------------  --------------  --------------  ------------

REALIZED AND UNREALIZED GAINS
  (LOSSES) ON INVESTMENTS - NET
  Realized gain distributions from
    underlying mutual fund                 2,108,791         890,844          170,202         704,712         458,525     3,404,118

  Realized gains (losses) on sales
    of investments
    Proceeds from sales                    6,158,741       5,587,631          821,003       2,556,923         726,734     2,308,409
    Cost of investments sold              (4,654,767)     (5,610,843)        (748,513)     (2,274,881)       (691,667)   (2,298,694)
                                      ---------------  --------------  ---------------  --------------  --------------  ------------
  Realized gains (losses) on sales
    of investments                         1,503,974         (23,212)          72,490         282,042          35,067         9,715

    Net realized gains (losses) on
      investments                          3,612,765         867,632          242,692         986,754         493,592     3,413,833

  Net change in unrealized
    appreciation (depreciation) of
    investments                           (5,778,518)     (2,372,561)        (395,919)     (9,072,842)       (832,100)  (21,212,566)
                                      ---------------  --------------  ---------------  --------------  --------------  ------------

    Realized and unrealized gains
      (losses) on investments - net       (2,165,753)     (1,504,929)        (153,227)     (8,086,088)       (338,508)  (17,798,733)
                                      ---------------  --------------  ---------------  --------------  --------------  ------------

NET INCREASE (DECREASE) IN NET
  ASSETS RESULTING FROM OPERATIONS    $   (2,130,729)     (1,382,873)        (197,922)     (8,437,454)       (397,100)  (17,081,440)
                                      ===============  ==============  ===============  ==============  ==============  ============

See accompanying notes to financial statements.

--------
*See note 1 for the full name of each segregated sub-account.

                            VARIABLE ANNUITY ACCOUNT

                            Statements of Operations

                     Year or Period ended December 31, 2018

                                                                        SEGREGATED SUB-ACCOUNTS*
                                      ----------------------------------------------------------------------------------------------
                                          PIMCO            PIMCO           PUTNAM        PUTNAM VT                        PUTNAM
                                         VIT LOW         VIT TOTAL       VT EQUITY         GROWTH          PUTNAM         VT SUS
                                         DUR PORT         RETURN           INCOME           OPP           VT INTER        LEADERS
                                          ADV CL          ADV CL           CL IB           CL IB          EQ CL IB       FD CL IB
                                      ---------------  --------------  ---------------  --------------  --------------  ------------
INVESTMENT INCOME (LOSS) - NET
  Investment income distributions
    from underlying mutual fund       $    1,123,950       4,021,477          107,457              --          41,919            --
  Mortality, expense and
    administrative charges (note 3)         (915,257)     (2,414,564)        (229,686)       (141,582)        (43,872)      (34,805)
  Fees waived (note 3)                            --              --               --              --              --            --
                                      ---------------  --------------  ---------------  --------------  --------------  ------------
    Investment income (loss) - net           208,693       1,606,913         (122,229)       (141,582)         (1,953)      (34,805)
                                      ---------------  --------------  ---------------  --------------  --------------  ------------

REALIZED AND UNREALIZED GAINS
  (LOSSES) ON INVESTMENTS - NET
  Realized gain distributions from
    underlying mutual fund                        --       1,910,396          689,224         490,383              --       262,669

  Realized gains (losses) on sales
    of investments
    Proceeds from sales                    8,472,763      19,422,602        2,158,035       1,938,777         430,208       894,134
    Cost of investments sold              (8,970,887)    (21,363,160)      (1,664,339)     (1,531,048)       (289,297)     (840,331)
                                      ---------------  --------------  ---------------  --------------  --------------  ------------
  Realized gains (losses) on sales
    of investments                          (498,124)     (1,940,558)         493,696         407,729         140,911        53,803

    Net realized gains (losses) on
      investments                           (498,124)        (30,162)       1,182,920         898,112         140,911       316,472

  Net change in unrealized
    appreciation (depreciation) of
    investments                             (501,478)     (5,204,593)      (2,468,655)     (1,077,250)       (759,869)     (291,165)
                                      ---------------  --------------  ---------------  --------------  --------------  ------------

    Realized and unrealized gains
      (losses) on investments - net         (999,602)     (5,234,755)      (1,285,735)       (179,138)       (618,958)       25,307
                                      ---------------  --------------  ---------------  --------------  --------------  ------------

NET INCREASE (DECREASE) IN NET
  ASSETS RESULTING FROM OPERATIONS    $     (790,909)     (3,627,842)      (1,407,964)       (320,720)       (620,911)       (9,498)
                                      ===============  ==============  ===============  ==============  ==============  ============

See accompanying notes to financial statements.

--------
*See note 1 for the full name of each segregated sub-account.

                            VARIABLE ANNUITY ACCOUNT

                            Statements of Operations

                     Year or Period ended December 31, 2018

                                                                        SEGREGATED SUB-ACCOUNTS*
                                      ----------------------------------------------------------------------------------------------
                                                            SFT             SFT             SFT              SFT            SFT
                                         SFT CORE         DYNAMIC        GOVT MONEY      INDEX 400        INDEX 500      INTL BOND
                                        BOND CL 2         MGD VOL          MARKET         MC CL 2           CL 2           CL 2
                                      ---------------  --------------  ---------------  --------------  --------------  ------------
INVESTMENT INCOME (LOSS) - NET
  Investment income distributions
    from underlying mutual fund       $           --              --          327,022              --              --            --
  Mortality, expense and
    administrative charges (note 3)       (2,719,202)     (5,551,467)        (366,096)       (901,809)     (2,297,969)   (1,086,160)
  Fees waived (note 3)                            --              --               --              --              --            --
                                      ---------------  --------------  ---------------  --------------  --------------  ------------
    Investment income (loss) - net        (2,719,202)     (5,551,467)         (39,074)       (901,809)     (2,297,969)   (1,086,160)
                                      ---------------  --------------  ---------------  --------------  --------------  ------------

REALIZED AND UNREALIZED GAINS
  (LOSSES) ON INVESTMENTS - NET
  Realized gain distributions from
    underlying mutual fund                        --              --               --              --              --            --

  Realized gains (losses) on sales
    of investments
    Proceeds from sales                   27,080,564       6,076,322       23,676,696      12,083,870      28,960,026     8,655,203
    Cost of investments sold             (18,806,549)     (4,317,421)     (23,676,696)     (3,647,253)    (11,587,432)   (5,866,881)
                                      ---------------  --------------  ---------------  --------------  --------------  ------------
  Realized gains (losses) on sales
    of investments                         8,274,015       1,758,901               --       8,436,617      17,372,594     2,788,322
    Net realized gains (losses) on
      investments                          8,274,015       1,758,901               --       8,436,617      17,372,594     2,788,322

  Net change in unrealized
    appreciation (depreciation) of
    investments                           (9,521,795)    (14,045,976)              --     (16,688,595)    (26,715,342)   (1,767,918)
                                      ---------------  --------------  ---------------  --------------  --------------  ------------

    Realized and unrealized gains
      (losses) on investments - net       (1,247,780)    (12,287,075)              --      (8,251,978)     (9,342,748)    1,020,404
                                      ---------------  --------------  ---------------  --------------  --------------  ------------

NET INCREASE (DECREASE) IN NET
  ASSETS RESULTING FROM OPERATIONS    $   (3,966,982)    (17,838,542)         (39,074)     (9,153,787)    (11,640,717)      (65,756)
                                      ===============  ==============  ===============  ==============  ==============  ============

See accompanying notes to financial statements.

--------
*See note 1 for the full name of each segregated sub-account.

                            VARIABLE ANNUITY ACCOUNT

                            Statements of Operations

                     Year or Period ended December 31, 2018

                                                                        SEGREGATED SUB-ACCOUNTS*
                                      ----------------------------------------------------------------------------------------------
                                                                                                                            SFT
                                                          SFT IVY                           SFT                           T. ROWE
                                         SFT IVY         SMALL CAP        SFT MGD         MORTGAGE        SFT REAL         PRICE
                                          GROWTH          GROWTH         VOL EQUITY       CL 2 (B)       ESTATE CL 2       VALUE
                                      ---------------  --------------  ---------------  --------------  --------------  ------------
INVESTMENT INCOME (LOSS) - NET
  Investment income distributions
    from underlying mutual fund       $           --              --               --              --              --            --
  Mortality, expense and
    administrative charges (note 3)       (2,682,854)       (742,491)      (3,985,978)       (679,497)       (998,474)   (1,731,533)
  Fees waived (note 3)                            --              --               --              --              --            --
                                      ---------------  --------------  ---------------  --------------  --------------  ------------
    Investment income (loss) - net        (2,682,854)       (742,491)      (3,985,978)       (679,497)       (998,474)   (1,731,533)
                                      ---------------  --------------  ---------------  --------------  --------------  ------------

REALIZED AND UNREALIZED GAINS
  (LOSSES) ON INVESTMENTS - NET
  Realized gain distributions from
    underlying mutual fund                        --              --               --              --              --            --

  Realized gains (losses) on sales
    of investments
    Proceeds from sales                   42,274,090      11,573,214        5,817,449      57,130,072      12,021,901    16,894,551
    Cost of investments sold             (24,636,999)     (6,644,389)      (4,780,569)    (50,816,889)     (4,233,547)  (12,192,347)
                                      ---------------  --------------  ---------------  --------------  --------------  ------------
  Realized gains (losses) on sales
    of investments                        17,637,091       4,928,825        1,036,880       6,313,183       7,788,354     4,702,204
    Net realized gains (losses) on
      investments                         17,637,091       4,928,825        1,036,880       6,313,183       7,788,354     4,702,204

  Net change in unrealized
    appreciation (depreciation) of
    investments                          (10,689,740)     (6,387,694)     (15,898,867)     (7,068,704)    (11,435,926)  (15,971,322)
                                      ---------------  --------------  ---------------  --------------  --------------  ------------

    Realized and unrealized gains
      (losses) on investments - net        6,947,351      (1,458,869)     (14,861,987)       (755,521)     (3,647,572)  (11,269,118)
                                      ---------------  --------------  ---------------  --------------  --------------  ------------

NET INCREASE (DECREASE) IN NET
  ASSETS RESULTING FROM OPERATIONS    $    4,264,497      (2,201,360)     (18,847,965)     (1,435,018)     (4,646,046)  (13,000,651)
                                      ===============  ==============  ===============  ==============  ==============  ============

See accompanying notes to financial statements.

--------
*See note 1 for the full name of each segregated sub-account.

                            VARIABLE ANNUITY ACCOUNT

                            Statements of Operations

                     Year or Period ended December 31, 2018

                                                                                 SEGREGATED SUB-ACCOUNTS*
                                                       -----------------------------------------------------------------------------
                                                            SFT             TOPS                           TOPS           TOPS
                                                        WELLINGTON        MGD RISK          TOPS          MGD RISK       MGD RISK
                                                           CORE           BAL ETF         MGD RISK         GROWTH         MOD GRO
                                                        EQUITY CL 2         CL 2          FLEX ETF        ETF CL 2       ETF CL 2
                                                       --------------  ---------------  --------------  --------------  ------------
INVESTMENT INCOME (LOSS) - NET
  Investment income distributions from underlying
    mutual fund                                        $          --          345,185       1,491,635       1,257,367       411,403
  Mortality, expense and administrative charges
    (note 3)                                                (726,038)        (305,326)     (1,789,319)     (1,245,113)     (374,791)
  Fees waived (note 3)                                        98,184               --              --              --            --
                                                       --------------  ---------------  --------------  --------------  ------------
    Investment income (loss) - net                          (627,854)          39,859        (297,684)         12,254        36,612
                                                       --------------  ---------------  --------------  --------------  ------------

REALIZED AND UNREALIZED GAINS (LOSSES) ON
  INVESTMENTS - NET
  Realized gain distributions from underlying mutual
    fund                                                          --        1,072,126         658,042       4,445,469     1,200,412

  Realized gains (losses) on sales of investments
    Proceeds from sales                                    8,962,331        4,173,728       5,009,044       5,666,486     3,642,073
    Cost of investments sold                              (5,973,827)      (3,897,396)     (4,777,050)     (5,093,814)   (3,369,247)
                                                       --------------  ---------------  --------------  --------------  ------------
  Realized gains (losses) on sales of investments          2,988,504          276,332         231,994         572,672       272,826

    Net realized gains (losses) on investments             2,988,504        1,348,458         890,036       5,018,141     1,473,238

  Net change in unrealized appreciation
    (depreciation) of investments                         (3,611,981)      (2,984,678)    (10,668,812)    (13,536,475)   (3,699,555)
                                                       --------------  ---------------  --------------  --------------  ------------
    Realized and unrealized gains (losses) on
      investments - net                                     (623,477)      (1,636,220)     (9,778,776)     (8,518,334)   (2,226,317)
                                                       --------------  ---------------  --------------  --------------  ------------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
  OPERATIONS                                           $  (1,251,331)      (1,596,361)    (10,076,460)     (8,506,080)   (2,189,705)
                                                       ==============  ===============  ==============  ==============  ============

See accompanying notes to financial statements.

--------
(a) For the period from January 1, 2018 through November 2, 2018.
(b) For the period from January 1, 2018 through November 30, 2018.

                            VARIABLE ANNUITY ACCOUNT
                      Statements of Changes in Net Assets
               Years or Periods Ended December 31, 2018 and 2017

                                                                     SEGREGATED SUB-ACCOUNTS*
                               -----------------------------------------------------------------------------------------------------
                                   AB VPS            AB VPS         AM CENTURY        AM CENTURY        AMER FUNDS      AMER FUNDS
                                 DYNASSTALL        INTL VALUE        VP INC &        VP INFL PRO         IS GLBL         IS GLBL
                                    CL B              CL B           GRO CL II          CL II           BOND CL 2      GROWTH CL 2
                               ----------------  ---------------  ----------------  ---------------   ---------------  -------------
YEAR OR PERIOD ENDED
  DECEMBER 31, 2017
Operations
  Investment income (loss) -
    net                        $       552,256            4,098            19,527          832,699          (121,274)       (82,921)
  Net realized gains
    (losses) on investments            622,485           (2,492)          157,018         (592,757)           52,250        451,250
  Net change in unrealized
    appreciation
    (depreciation)                  16,111,340          138,456           585,682        1,288,079           637,446      2,934,226
                               ----------------  ---------------  ----------------  ---------------   ---------------  -------------
Net increase (decrease) in
  net assets resulting from
  operations                        17,286,081          140,062           762,227        1,528,021           568,422      3,302,555
                               ----------------  ---------------  ----------------  ---------------   ---------------  -------------

Contract transactions
  (notes 3 and 6)
  Contract purchase payments        14,777,261          179,804           848,801        4,594,273         4,713,899      2,694,262
  Contract terminations,
    withdrawal payments and
    charges                         (6,959,361)        (325,950)       (1,473,272)      (4,317,070)       (1,446,426)    (1,948,987)
  Actuarial adjustments for
    mortality experience on
    annuities in payment
    period                                  --               --                33              181                74             --
  Annuity benefit payments                  --               --              (377)          (9,103)           (3,199)            --
                               ----------------  ---------------  ----------------  ---------------   ---------------  -------------
Increase (decrease) in net
  assets from contract
  transactions                       7,817,900         (146,146)         (624,815)         268,281         3,264,348        745,275
                               ----------------  ---------------  ----------------  ---------------   ---------------  -------------
Increase (decrease) in net
  assets                            25,103,981           (6,084)          137,412        1,796,302         3,832,770      4,047,830
Net assets at the beginning
  of year or period                132,664,227          770,341         4,607,075       69,117,411         8,925,290     11,164,434
                               ----------------  ---------------  ----------------  ---------------   ---------------  -------------
NET ASSETS AT THE END OF
  YEAR OR PERIOD               $   157,768,208          764,257         4,744,487       70,913,713        12,758,060     15,212,264
                               ================  ===============  ================  ===============   ===============  =============

YEAR OR PERIOD ENDED
  DECEMBER 31, 2018
Operations
  Investment income (loss) -
    net                        $       322,468           (3,019)           (1,756)         909,024            58,243        (99,730)
  Net realized gains
    (losses) on investments            681,866           17,862           587,585       (1,880,536)           20,669      1,263,463
  Net change in unrealized
    appreciation
    (depreciation)                 (15,603,026)        (189,166)         (997,363)      (1,945,751)         (471,308)    (2,877,152)
                               ----------------  ---------------  ----------------  ---------------   ---------------  -------------
Net increase (decrease) in
  net assets resulting from
  operations                       (14,598,692)        (174,323)         (411,534)      (2,917,263)         (392,396)    (1,713,419)
                               ----------------  ---------------  ----------------  ---------------   ---------------  -------------

Contract transactions
  (notes 3 and 6)
  Contract purchase payments        17,953,958          139,836         1,162,621        1,986,731         2,480,579      3,636,490
  Contract terminations,
    withdrawal payments and
    charges                         (4,574,238)        (129,922)       (1,449,347)      (8,909,940)       (3,916,399)    (2,082,958)
  Actuarial adjustments for
    mortality experience on
    annuities in payment
    period                                  --               --                42              199                81             37
  Annuity benefit payments                  --               --              (406)          (8,487)           (3,100)          (261)
                               ----------------  ---------------  ----------------  ---------------   ---------------  -------------
Increase (decrease) in net
  assets from contract
  transactions                      13,379,720            9,914          (287,090)      (6,931,497)       (1,438,839)     1,553,308
                               ----------------  ---------------  ----------------  ---------------   ---------------  -------------
Increase (decrease) in net
  assets                            (1,218,972)        (164,409)         (698,624)      (9,848,760)       (1,831,235)      (160,111)
Net assets at the beginning
  of year or period                157,768,208          764,257         4,744,487       70,913,713        12,758,060     15,212,264
                               ----------------  ---------------  ----------------  ---------------   ---------------  -------------
NET ASSETS AT THE END OF
  YEAR OR PERIOD               $   156,549,236          599,848         4,045,863       61,064,953        10,926,825     15,052,153
                               ================  ===============  ================  ===============   ===============  =============

See accompanying notes to financial statements.

--------
*See note 1 for the full name of each segregated sub-account.

                            VARIABLE ANNUITY ACCOUNT
                      Statements of Changes in Net Assets
               Years or Periods Ended December 31, 2018 and 2017

                                                                     SEGREGATED SUB-ACCOUNTS*
                               -----------------------------------------------------------------------------------------------------
                                 AMER FUNDS        AMER FUNDS       AMER FUNDS                          AMER FUNDS      AMER FUNDS
                                 IS GLBL SM        IS GROWTH       IS GROWTH-INC      AMER FUNDS          IS NEW          IS US
                                   CP CL 2            CL 2             CL 2          IS INTL CL 2       WORLD CL 2     GOVT/AAA CL 2
                               ----------------  ---------------  ----------------  ---------------   ---------------  -------------
YEAR OR PERIOD ENDED
  DECEMBER 31, 2017
Operations
  Investment income (loss) -
    net                        $      (102,955)        (427,546)          (66,862)         (21,069)          (57,337)        (4,933)
  Net realized gains
    (losses) on investments           (156,366)       4,316,187         1,502,239          418,760            43,868          7,399
  Net change in unrealized
    appreciation
    (depreciation)                   2,357,100        5,795,437         4,181,698        3,967,076         2,727,770         15,198
                               ----------------  ---------------  ----------------  ---------------   ---------------  -------------
Net increase (decrease) in
  net assets resulting from
  operations                         2,097,779        9,684,078         5,617,075        4,364,767         2,714,301         17,664
                               ----------------  ---------------  ----------------  ---------------   ---------------  -------------

Contract transactions
  (notes 3 and 6)
  Contract purchase payments         2,633,170        8,092,645         3,820,892        4,249,164         2,248,405      2,795,334
  Contract terminations,
    withdrawal payments and
    charges                         (1,271,326)      (4,683,916)       (9,966,599)      (4,652,459)       (1,737,016)    (1,827,843)
  Actuarial adjustments for
    mortality experience on
    annuities in payment
    period                                  70           (1,716)           (1,604)              --                54             34
  Annuity benefit payments              (2,656)          (1,864)           (3,783)              --            (2,582)          (970)
                               ----------------  ---------------  ----------------  ---------------   ---------------  -------------
Increase (decrease) in net
  assets from contract
  transactions                       1,359,258        3,405,149        (6,151,094)        (403,295)          508,861        966,555
                               ----------------  ---------------  ----------------  ---------------   ---------------  -------------
Increase (decrease) in net
  assets                             3,457,037       13,089,227          (534,019)       3,961,472         3,223,162        984,219
Net assets at the beginning
  of year or period                  8,074,827       35,311,313        30,314,808       14,498,583         9,352,789     12,409,965
                               ----------------  ---------------  ----------------  ---------------   ---------------  -------------
NET ASSETS AT THE END OF
  YEAR OR PERIOD               $    11,531,864       48,400,540        29,780,789       18,460,055        12,575,951     13,394,184
                               ================  ===============  ================  ===============   ===============  =============

YEAR OR PERIOD ENDED
  DECEMBER 31, 2018
Operations
  Investment income (loss) -
    net                        $      (171,911)        (597,988)          (21,345)          59,095           (71,157)        42,385
  Net realized gains
    (losses) on investments            469,263        5,286,297         2,354,920          899,078           375,181        (92,678)
  Net change in unrealized
    appreciation
    (depreciation)                  (1,849,804)      (6,485,003)       (3,216,224)      (3,652,476)       (2,402,621)       (63,185)
                               ----------------  ---------------  ----------------  ---------------   ---------------  -------------
Net increase (decrease) in
  net assets resulting from
  operations                        (1,552,452)      (1,796,694)         (882,649)      (2,694,303)       (2,098,597)      (113,478)
                               ----------------  ---------------  ----------------  ---------------   ---------------  -------------

Contract transactions
  (notes 3 and 6)
  Contract purchase payments         2,342,957       14,309,362         3,687,298        2,630,841         2,883,932      1,637,293
  Contract terminations,
    withdrawal payments and
    charges                           (782,117)      (5,122,433)       (4,212,218)      (2,018,098)       (1,529,377)    (2,504,711)
  Actuarial adjustments for
    mortality experience on
    annuities in payment
    period                                  96              214               136               --                64             36
  Annuity benefit payments              (2,981)          (3,178)           (3,844)              --            (2,757)          (983)
                               ----------------  ---------------  ----------------  ---------------   ---------------  -------------
Increase (decrease) in net
  assets from contract
  transactions                       1,557,955        9,183,965          (528,628)         612,743         1,351,862       (868,365)
                               ----------------  ---------------  ----------------  ---------------   ---------------  -------------
Increase (decrease) in net
  assets                                 5,503        7,387,271        (1,411,277)      (2,081,560)         (746,735)      (981,843)
Net assets at the beginning
  of year or period                 11,531,864       48,400,540        29,780,789       18,460,055        12,575,951     13,394,184
                               ----------------  ---------------  ----------------  ---------------   ---------------  -------------
NET ASSETS AT THE END OF
  YEAR OR PERIOD               $    11,537,367       55,787,811        28,369,512       16,378,495        11,829,216     12,412,341
                               ================  ===============  ================  ===============   ===============  =============

See accompanying notes to financial statements.

--------
*See note 1 for the full name of each segregated sub-account.

                            VARIABLE ANNUITY ACCOUNT
                      Statements of Changes in Net Assets
               Years or Periods Ended December 31, 2018 and 2017

                                                                     SEGREGATED SUB-ACCOUNTS*
                               -----------------------------------------------------------------------------------------------------
                                 CLEARBRIDGE      FIDELITY VIP       FIDELITY          FRANKLIN          FRANKLIN        FRANKLIN
                                   VAR SM        EQUITY-INCOME       VIP MID           DEV MKTS         MUTUAL SHS       SMALL CP
                                  GRO CL II          SC2             CAP SC2           VIP CL 2          VIP CL 2      VAL VIP CL 2
                               ----------------  ---------------  ----------------  ---------------   ---------------  -------------
YEAR OR PERIOD ENDED
  DECEMBER 31, 2017
Operations
  Investment income (loss) -
    net                        $      (125,507)          (7,536)         (350,821)         (93,632)          107,155       (324,681)
  Net realized gains
    (losses) on investments            373,829        8,787,112         3,037,499         (244,693)          756,045      2,228,052
  Net change in unrealized
    appreciation
    (depreciation)                   1,153,801         (826,392)        3,921,828        8,722,436          (343,135)       548,969
                               ----------------  ---------------  ----------------  ---------------   ---------------  -------------
Net increase (decrease) in
  net assets resulting from
  operations                         1,402,123        7,953,184         6,608,506        8,384,111           520,065      2,452,340
                               ----------------  ---------------  ----------------  ---------------   ---------------  -------------

Contract transactions
  (notes 3 and 6)
  Contract purchase payments         8,961,301        2,650,104         2,049,785        5,874,970         5,058,839      2,640,871
  Contract terminations,
    withdrawal payments and
    charges                           (757,631)     (17,658,187)       (4,906,257)      (6,226,841)       (1,171,569)   (12,190,288)
  Actuarial adjustments for
    mortality experience on
    annuities in payment
    period                                   7              752             9,351            2,538               109             94
  Annuity benefit payments                (325)         (56,670)          (33,612)         (10,867)           (1,967)        (6,767)
                               ----------------  ---------------  ----------------  ---------------   ---------------  -------------
Increase (decrease) in net
  assets from contract
  transactions                       8,203,352      (15,064,001)       (2,880,733)        (360,200)        3,885,412     (9,556,090)
                               ----------------  ---------------  ----------------  ---------------   ---------------  -------------
Increase (decrease) in net
  assets                             9,605,475       (7,110,817)        3,727,773        8,023,911         4,405,477     (7,103,750)
Net assets at the beginning
  of year or period                  1,700,508       81,880,565        36,510,194       21,167,985         6,244,316     36,490,421
                               ----------------  ---------------  ----------------  ---------------   ---------------  -------------
NET ASSETS AT THE END OF
  YEAR OR PERIOD               $    11,305,983       74,769,748        40,237,967       29,191,896        10,649,793     29,386,671
                               ================  ===============  ================  ===============   ===============  =============

YEAR OR PERIOD ENDED
  DECEMBER 31, 2018
Operations
  Investment income (loss) -
    net                        $      (272,642)         378,770          (392,306)        (105,470)           73,661       (168,417)
  Net realized gains
    (losses) on investments          3,094,438        6,373,791         4,354,655          583,208           773,219      3,706,839
  Net change in unrealized
    appreciation
    (depreciation)                  (3,109,342)     (13,173,896)       (9,765,331)      (4,544,814)       (1,826,274)    (7,549,908)
                               ----------------  ---------------  ----------------  ---------------   ---------------  -------------
Net increase (decrease) in
  net assets resulting from
  operations                          (287,546)      (6,421,335)       (5,802,982)      (4,067,076)         (979,394)    (4,011,486)
                               ----------------  ---------------  ----------------  ---------------   ---------------  -------------

Contract transactions
  (notes 3 and 6)
  Contract purchase payments         8,659,311        1,146,816         2,009,248        2,616,820           228,751      1,868,148
  Contract terminations,
    withdrawal payments and
    charges                         (4,221,016)     (10,838,872)       (5,339,915)      (7,859,452)       (1,744,665)    (2,433,054)
  Actuarial adjustments for
    mortality experience on
    annuities in payment
    period                                   8            3,095           (34,559)          (7,161)              125            103
  Annuity benefit payments                (391)         (40,535)          (25,903)         (10,133)           (1,491)        (6,040)
                               ----------------  ---------------  ----------------  ---------------   ---------------  -------------
Increase (decrease) in net
  assets from contract
  transactions                       4,437,912       (9,729,496)       (3,391,129)      (5,259,926)       (1,517,280)      (570,843)
                               ----------------  ---------------  ----------------  ---------------   ---------------  -------------
Increase (decrease) in net
  assets                             4,150,366      (16,150,831)       (9,194,111)      (9,327,002)       (2,496,674)    (4,582,329)
Net assets at the beginning
  of year or period                 11,305,983       74,769,748        40,237,967       29,191,896        10,649,793     29,386,671
                               ----------------  ---------------  ----------------  ---------------   ---------------  -------------
NET ASSETS AT THE END OF
  YEAR OR PERIOD               $    15,456,349       58,618,917        31,043,856       19,864,894         8,153,119     24,804,342
                               ================  ===============  ================  ===============   ===============  =============

See accompanying notes to financial statements.

--------
*See note 1 for the full name of each segregated sub-account.

                            VARIABLE ANNUITY ACCOUNT
                      Statements of Changes in Net Assets
               Years or Periods Ended December 31, 2018 and 2017

                                                                     SEGREGATED SUB-ACCOUNTS*
                               -----------------------------------------------------------------------------------------------------
                                  FRANKLIN          GOLDMAN           GOLDMAN         INVESCO VI        INVESCO VI      INVESCO VI
                                  SM-MD CP        SACHS VI HQ        SACHS VIT        AMER VALUE         COMSTOCK      EQUITY & INC
                                 GR VIP CL 2       FLT RT SS       GBL TRNDS SS         SR II             SR II           SR II
                               ----------------  ---------------  ----------------  ---------------   ---------------  -------------
YEAR OR PERIOD ENDED
  DECEMBER 31, 2017
Operations
  Investment income (loss) -
    net                        $      (109,949)         (72,919)       (1,418,804)         (87,098)          309,671          9,858
  Net realized gains
    (losses) on investments            443,690          (81,660)        3,752,258         (109,263)        4,828,337        116,357
  Net change in unrealized
    appreciation
    (depreciation)                   1,344,104          156,040        11,637,156          936,534         3,274,396        468,267
                               ----------------  ---------------  ----------------  ---------------   ---------------  -------------
Net increase (decrease) in
  net assets resulting from
  operations                         1,677,845            1,461        13,970,610          740,173         8,412,404        594,482
                               ----------------  ---------------  ----------------  ---------------   ---------------  -------------

Contract transactions
  (notes 3 and 6)
  Contract purchase payments         1,012,609        3,629,822        11,743,846        1,193,505         6,244,185      2,857,118
  Contract terminations,
    withdrawal payments and
    charges                         (2,037,049)      (2,334,117)       (4,938,971)      (1,399,263)       (6,054,741)      (766,619)
  Actuarial adjustments for
    mortality experience on
    annuities in payment
    period                               1,571               17                --              170               327             --
  Annuity benefit payments              (9,158)          (3,459)               --           (3,339)          (12,845)            --
                               ----------------  ---------------  ----------------  ---------------   ---------------  -------------
Increase (decrease) in net
  assets from contract
  transactions                      (1,032,027)       1,292,263         6,804,875         (208,927)          176,926      2,090,499
                               ----------------  ---------------  ----------------  ---------------   ---------------  -------------
Increase (decrease) in net
  assets                               645,818        1,293,724        20,775,485          531,246         8,589,330      2,684,981
Net assets at the beginning
  of year or period                  8,851,759       38,919,618       117,911,955        9,229,462        50,583,685      5,038,654
                               ----------------  ---------------  ----------------  ---------------   ---------------  -------------
NET ASSETS AT THE END OF
  YEAR OR PERIOD               $     9,497,577       40,213,342       138,687,440        9,760,708        59,173,015      7,723,635
                               ================  ===============  ================  ===============   ===============  =============

YEAR OR PERIOD ENDED
  DECEMBER 31, 2018
Operations
  Investment income (loss) -
    net                        $      (113,489)         171,735        (1,070,746)        (124,267)          (43,373)        45,464
  Net realized gains
    (losses) on investments            733,657         (251,470)        2,582,834        1,210,601         7,488,787        352,564
  Net change in unrealized
    appreciation
    (depreciation)                  (1,181,899)          88,671       (10,223,544)      (2,313,868)      (14,909,548)    (1,294,030)
                               ----------------  ---------------  ----------------  ---------------   ---------------  -------------
Net increase (decrease) in
  net assets resulting from
  operations                          (561,731)           8,936        (8,711,456)      (1,227,534)       (7,464,134)      (896,002)
                               ----------------  ---------------  ----------------  ---------------   ---------------  -------------

Contract transactions
  (notes 3 and 6)
  Contract purchase payments         1,193,904        6,016,496        19,024,296          616,966         2,050,044      1,053,813
  Contract terminations,
    withdrawal payments and
    charges                         (1,616,125)      (5,018,886)       (2,722,337)      (1,352,794)       (5,735,489)      (570,582)
  Actuarial adjustments for
    mortality experience on
    annuities in payment
    period                               1,853               14                --              186               383             --
  Annuity benefit payments              (7,881)          (3,322)               --           (3,494)          (13,702)            --
                               ----------------  ---------------  ----------------  ---------------   ---------------  -------------
Increase (decrease) in net
  assets from contract
  transactions                        (428,249)         994,302        16,301,959         (739,136)       (3,698,764)       483,231
                               ----------------  ---------------  ----------------  ---------------   ---------------  -------------
Increase (decrease) in net
  assets                              (989,980)       1,003,238         7,590,503       (1,966,670)      (11,162,898)      (412,771)
Net assets at the beginning
  of year or period                  9,497,577       40,213,342       138,687,440        9,760,708        59,173,015      7,723,635
                               ----------------  ---------------  ----------------  ---------------   ---------------  -------------
NET ASSETS AT THE END OF
  YEAR OR PERIOD               $     8,507,597       41,216,580       146,277,943        7,794,038        48,010,117      7,310,864
                               ================  ===============  ================  ===============   ===============  =============

See accompanying notes to financial statements.

--------
*See note 1 for the full name of each segregated sub-account.

                            VARIABLE ANNUITY ACCOUNT
                      Statements of Changes in Net Assets
               Years or Periods Ended December 31, 2018 and 2017

                                                                     SEGREGATED SUB-ACCOUNTS*
                               -----------------------------------------------------------------------------------------------------
                                  INVESCO VI        INVESCO VI         IVY VIP           IVY VIP           IVY VIP         IVY VIP
                                   GROWTH &        SM CAP EQTY          ASSET           BALANCED            CORE         CORPORATE
                                  INC SR II           SR II         STRATEGY CL II        CL II          EQUITY CL II    BOND CL II
                               ----------------  ---------------  ----------------  ---------------   ---------------  -------------
YEAR OR PERIOD ENDED
  DECEMBER 31, 2017
Operations
  Investment income (loss) -
    net                        $       (40,636)        (301,028)          190,047          398,509          (961,751)       361,747
  Net realized gains
    (losses) on investments            176,107        1,428,012        (2,035,673)         397,339         2,570,012        714,359
  Net change in unrealized
    appreciation
    (depreciation)                     836,483        1,273,188        24,098,866        9,574,879        16,434,566      2,508,598
                               ----------------  ---------------  ----------------  ---------------   ---------------  -------------
Net increase (decrease) in
  net assets resulting from
  operations                           971,954        2,400,172        22,253,240       10,370,727        18,042,827      3,584,704
                               ----------------  ---------------  ----------------  ---------------   ---------------  -------------

Contract transactions
  (notes 3 and 6)
  Contract purchase payments           654,483          542,617         1,488,988        5,087,392         1,929,159      9,544,179
  Contract terminations,
    withdrawal payments and
    charges                         (2,322,235)      (2,631,086)      (23,992,141)     (16,230,839)      (13,520,640)    (6,587,527)
  Actuarial adjustments for
    mortality experience on
    annuities in payment
    period                                  --               41            (4,441)         (12,851)           12,242          1,474
  Annuity benefit payments                  --           (2,242)          (51,177)        (304,910)          (53,670)       (23,851)
                               ----------------  ---------------  ----------------  ---------------   ---------------  -------------
Increase (decrease) in net
  assets from contract
  transactions                      (1,667,752)      (2,090,670)      (22,558,771)     (11,461,208)      (11,632,909)     2,934,275
                               ----------------  ---------------  ----------------  ---------------   ---------------  -------------
Increase (decrease) in net
  assets                              (695,798)         309,502          (305,531)      (1,090,481)        6,409,918      6,518,979
Net assets at the beginning
  of year or period                  9,075,732       20,811,129       145,355,667      110,047,146        99,292,010    132,718,740
                               ----------------  ---------------  ----------------  ---------------   ---------------  -------------
NET ASSETS AT THE END OF
  YEAR OR PERIOD               $     8,379,934       21,120,631       145,050,136      108,956,665       105,701,928    139,237,719
                               ================  ===============  ================  ===============   ===============  =============

YEAR OR PERIOD ENDED
  DECEMBER 31, 2018
Operations
  Investment income (loss) -
    net                        $         2,126         (284,732)          477,558          371,308          (937,751)     1,105,467
  Net realized gains
    (losses) on investments            764,466        1,761,765         3,899,339       (1,112,986)        7,096,105     (1,584,367)
  Net change in unrealized
    appreciation
    (depreciation)                  (1,874,602)      (4,450,416)      (12,448,759)      (3,274,714)      (10,814,609)    (4,078,295)
                               ----------------  ---------------  ----------------  ---------------   ---------------  -------------
Net increase (decrease) in
  net assets resulting from
  operations                        (1,108,010)      (2,973,383)       (8,071,862)      (4,016,392)       (4,656,255)    (4,557,195)
                               ----------------  ---------------  ----------------  ---------------   ---------------  -------------

Contract transactions
  (notes 3 and 6)
  Contract purchase payments           218,396          801,770         2,159,917        2,731,845         2,115,547      8,171,613
  Contract terminations,
    withdrawal payments and
    charges                         (1,436,369)      (3,027,855)      (23,389,472)     (15,647,195)      (15,883,833)   (16,558,441)
  Actuarial adjustments for
    mortality experience on
    annuities in payment
    period                                  --               47             3,226           28,296           (14,235)         1,755
  Annuity benefit payments                  --           (2,334)          (41,610)        (300,337)          (52,457)       (23,483)
                               ----------------  ---------------  ----------------  ---------------   ---------------  -------------
Increase (decrease) in net
  assets from contract
  transactions                      (1,217,973)      (2,228,372)      (21,267,939)     (13,187,391)      (13,834,978)    (8,408,556)
                               ----------------  ---------------  ----------------  ---------------   ---------------  -------------
Increase (decrease) in net
  assets                            (2,325,983)      (5,201,755)      (29,339,801)     (17,203,783)      (18,491,233)   (12,965,751)
Net assets at the beginning
  of year or period                  8,379,934       21,120,631       145,050,136      108,956,665       105,701,928    139,237,719
                               ----------------  ---------------  ----------------  ---------------   ---------------  -------------
NET ASSETS AT THE END OF
  YEAR OR PERIOD               $     6,053,951       15,918,876       115,710,335       91,752,882        87,210,695    126,271,968
                               ================  ===============  ================  ===============   ===============  =============

See accompanying notes to financial statements.

--------
*See note 1 for the full name of each segregated sub-account.

                            VARIABLE ANNUITY ACCOUNT
                      Statements of Changes in Net Assets
               Years or Periods Ended December 31, 2018 and 2017

                                                                     SEGREGATED SUB-ACCOUNTS*
                               -----------------------------------------------------------------------------------------------------
                                   IVY VIP          IVY VIP           IVY VIP           IVY VIP           IVY VIP         IVY VIP
                                   ENERGY         GLOBAL BOND        GLOBAL EQ          GLOBAL          GOVT MONEY        GROWTH
                                    CL II            CL II           INC CL II       GROWTH CL II      MARKET CL II       CL II
                               ----------------  ---------------  ----------------  ---------------   ---------------  -------------
YEAR OR PERIOD ENDED
  DECEMBER 31, 2017
Operations
  Investment income (loss) -
    net                        $       (42,394)          91,955           (29,180)        (915,625)          (75,445)      (675,478)
  Net realized gains
    (losses) on investments           (153,739)         (35,760)        1,605,709        3,675,278               587      7,604,606
  Net change in unrealized
    appreciation
    (depreciation)                    (748,570)         129,274         1,198,636       10,622,145                --      7,324,244
                               ----------------  ---------------  ----------------  ---------------   ---------------  -------------
Net increase (decrease) in
  net assets resulting from
  operations                          (944,703)         185,469         2,775,165       13,381,798           (74,858)    14,253,372
                               ----------------  ---------------  ----------------  ---------------   ---------------  -------------

Contract transactions
  (notes 3 and 6)
  Contract purchase payments         1,408,412          508,557           379,243          803,022         1,645,468      1,176,404
  Contract terminations,
    withdrawal payments and
    charges                         (1,316,294)        (862,156)       (3,465,799)     (10,420,331)       (1,880,767)   (11,373,254)
  Actuarial adjustments for
    mortality experience on
    annuities in payment
    period                                 391                1             1,598            3,195                33          3,927
  Annuity benefit payments              (1,266)          (1,753)          (13,219)         (17,380)           (1,674)       (25,552)
                               ----------------  ---------------  ----------------  ---------------   ---------------  -------------
Increase (decrease) in net
  assets from contract
  transactions                          91,243         (355,351)       (3,098,177)      (9,631,494)         (236,940)   (10,218,475)
                               ----------------  ---------------  ----------------  ---------------   ---------------  -------------
Increase (decrease) in net
  assets                              (853,460)        (169,882)         (323,012)       3,750,304          (311,798)     4,034,897
Net assets at the beginning
  of year or period                  6,986,082        6,722,983        21,597,757       62,464,755        10,490,486     55,403,413
                               ----------------  ---------------  ----------------  ---------------   ---------------  -------------
NET ASSETS AT THE END OF
  YEAR OR PERIOD               $     6,132,622        6,553,101        21,274,745       66,215,059        10,178,688     59,438,310
                               ================  ===============  ================  ===============   ===============  =============

YEAR OR PERIOD ENDED
  DECEMBER 31, 2018
Operations
  Investment income (loss) -
    net                        $       (77,810)          95,384            49,532         (629,261)           23,726       (788,610)
  Net realized gains
    (losses) on investments           (206,948)         (44,694)        2,024,369        6,857,509                99      8,520,712
  Net change in unrealized
    appreciation
    (depreciation)                  (1,473,260)        (151,052)       (4,582,732)     (10,163,186)               --     (6,261,187)
                               ----------------  ---------------  ----------------  ---------------   ---------------  -------------
Net increase (decrease) in
  net assets resulting from
  operations                        (1,758,018)        (100,362)       (2,508,831)      (3,934,938)           23,825      1,470,915
                               ----------------  ---------------  ----------------  ---------------   ---------------  -------------

Contract transactions
  (notes 3 and 6)
  Contract purchase payments           416,685          363,949           665,380        5,471,906         3,822,938        694,352
  Contract terminations,
    withdrawal payments and
    charges                         (1,459,928)        (716,877)       (2,968,154)     (14,670,691)       (2,550,964)   (12,943,839)
  Actuarial adjustments for
    mortality experience on
    annuities in payment
    period                                 389               --             1,713            1,554                40          5,791
  Annuity benefit payments              (1,196)          (1,667)          (13,238)         (19,088)           (1,997)       (31,460)
                               ----------------  ---------------  ----------------  ---------------   ---------------  -------------
Increase (decrease) in net
  assets from contract
  transactions                      (1,044,050)        (354,595)       (2,314,299)      (9,216,319)        1,270,017    (12,275,156)
                               ----------------  ---------------  ----------------  ---------------   ---------------  -------------
Increase (decrease) in net
  assets                            (2,802,068)        (454,957)       (4,823,130)     (13,151,257)        1,293,842    (10,804,241)
Net assets at the beginning
  of year or period                  6,132,622        6,553,101        21,274,745       66,215,059        10,178,688     59,438,310
                               ----------------  ---------------  ----------------  ---------------   ---------------  -------------
NET ASSETS AT THE END OF
  YEAR OR PERIOD               $     3,330,554        6,098,144        16,451,615       53,063,802        11,472,530     48,634,069
                               ================  ===============  ================  ===============   ===============  =============

See accompanying notes to financial statements.

--------
*See note 1 for the full name of each segregated sub-account.

                            VARIABLE ANNUITY ACCOUNT
                      Statements of Changes in Net Assets
               Years or Periods Ended December 31, 2018 and 2017

                                                                     SEGREGATED SUB-ACCOUNTS*
                               -----------------------------------------------------------------------------------------------------
                                IVY VIP HIGH      IVY VIP INTL        IVY VIP        IVY VIP MICRO      IVY VIP MID       IVY VIP
                                   INCOME         CORE EQUITY      LIMITED-TERM       CAP GROWTH        CAP GROWTH      NATURAL RES
                                    CL II            CL II          BOND CL II        CL II (A)           CL II           CL II
                               ----------------  ---------------  ----------------  ---------------   ---------------  -------------
YEAR OR PERIOD ENDED
  DECEMBER 31, 2017
Operations
  Investment income (loss) -
    net                        $     3,742,593          183,924           110,905         (399,072)         (901,983)      (489,028)
  Net realized gains
    (losses) on investments           (248,019)       5,020,304          (105,724)        (392,601)        3,970,497     (2,825,193)
  Net change in unrealized
    appreciation
    (depreciation)                   1,107,257       25,636,455            27,322        2,694,584        11,116,890      3,514,979
                               ----------------  ---------------  ----------------  ---------------   ---------------  -------------
Net increase (decrease) in
  net assets resulting from
  operations                         4,601,831       30,840,683            32,503        1,902,911        14,185,404        200,758
                               ----------------  ---------------  ----------------  ---------------   ---------------  -------------

Contract transactions
  (notes 3 and 6)
  Contract purchase payments         4,219,623        3,203,636         4,680,478        8,347,069         1,314,304      4,235,900
  Contract terminations,
    withdrawal payments and
    charges                        (11,867,521)     (22,933,611)       (2,568,384)      (3,856,474)      (10,016,427)   (10,625,216)
  Actuarial adjustments for
    mortality experience on
    annuities in payment
    period                               1,982           27,777                --              711               472            375
  Annuity benefit payments             (42,861)        (148,354)               --           (7,649)           (8,969)        (5,995)
                               ----------------  ---------------  ----------------  ---------------   ---------------  -------------
Increase (decrease) in net
  assets from contract
  transactions                      (7,688,777)     (19,850,552)        2,112,094        4,483,657        (8,710,620)    (6,394,936)
                               ----------------  ---------------  ----------------  ---------------   ---------------  -------------
Increase (decrease) in net
  assets                            (3,086,946)      10,990,131         2,144,597        6,386,568         5,474,784     (6,194,178)
Net assets at the beginning
  of year or period                 92,040,204      150,580,435        39,615,179       23,945,771        60,308,547     41,112,391
                               ----------------  ---------------  ----------------  ---------------   ---------------  -------------
NET ASSETS AT THE END OF
  YEAR OR PERIOD               $    88,953,258      161,570,566        41,759,776       30,332,339        65,783,331     34,918,213
                               ================  ===============  ================  ===============   ===============  =============

YEAR OR PERIOD ENDED
  DECEMBER 31, 2018
Operations
  Investment income (loss) -
    net                        $     4,144,099          383,735           155,583         (442,918)         (940,607)      (380,781)
  Net realized gains
    (losses) on investments         (1,208,185)       6,814,648          (120,893)       3,817,071         7,220,878     (1,087,250)
  Net change in unrealized
    appreciation
    (depreciation)                  (5,752,044)     (35,631,837)         (260,109)        (869,383)       (6,268,847)    (6,732,339)
                               ----------------  ---------------  ----------------  ---------------   ---------------  -------------
Net increase (decrease) in
  net assets resulting from
  operations                        (2,816,130)     (28,433,454)         (225,419)       2,504,770            11,424     (8,200,370)
                               ----------------  ---------------  ----------------  ---------------   ---------------  -------------

Contract transactions
  (notes 3 and 6)
  Contract purchase payments         4,696,489        6,749,839         3,399,800       11,264,250         4,648,860      3,868,564
  Contract terminations,
    withdrawal payments and
    charges                        (13,449,282)     (18,206,891)       (4,291,154)     (44,100,732)      (13,310,777)    (4,967,192)
  Actuarial adjustments for
    mortality experience on
    annuities in payment
    period                               2,154          (33,253)               --               62               747            393
  Annuity benefit payments             (39,959)        (127,078)               --             (689)          (10,717)        (5,036)
                               ----------------  ---------------  ----------------  ---------------   ---------------  -------------
Increase (decrease) in net
  assets from contract
  transactions                      (8,790,598)     (11,617,383)         (891,354)     (32,837,109)       (8,671,887)    (1,103,271)
                               ----------------  ---------------  ----------------  ---------------   ---------------  -------------
Increase (decrease) in net
  assets                           (11,606,728)     (40,050,837)       (1,116,773)     (30,332,339)       (8,660,463)    (9,303,641)
Net assets at the beginning
  of year or period                 88,953,258      161,570,566        41,759,776       30,332,339        65,783,331     34,918,213
                               ----------------  ---------------  ----------------  ---------------   ---------------  -------------
NET ASSETS AT THE END OF
  YEAR OR PERIOD               $    77,346,530      121,519,729        40,643,003               --        57,122,868     25,614,572
                               ================  ===============  ================  ===============   ===============  =============

See accompanying notes to financial statements.

--------
*See note 1 for the full name of each segregated sub-account.

                            VARIABLE ANNUITY ACCOUNT
                      Statements of Changes in Net Assets
               Years or Periods Ended December 31, 2018 and 2017

                                                                     SEGREGATED SUB-ACCOUNTS*
                               -----------------------------------------------------------------------------------------------------
                                   IVY VIP          IVY VIP           IVY VIP          IVY VIP           IVY VIP         IVY VIP
                                    PATH              PATH           PATH MOD         PATHFINDER        PATHFINDER      PATHFINDER
                                   MOD AGG          MOD CON             MVF           AGGRESSIVE         CONSERV         MOD AGGR
                                  MVF CL II        MVF CL II           CL II            CL II             CL II           CL II
                               ----------------  ---------------  ----------------  ---------------   ---------------  -------------
YEAR OR PERIOD ENDED
  DECEMBER 31, 2017
Operations
  Investment income (loss) -
    net                        $      (627,687)        (311,474)       (3,287,375)         (85,114)         (175,259)    (1,155,550)
  Net realized gains
    (losses) on investments          1,987,668          646,612        10,386,464        1,251,135           838,354     24,608,301
  Net change in unrealized
    appreciation
    (depreciation)                   7,962,670        3,068,452        35,876,219        1,819,174         2,066,729     11,933,058
                               ----------------  ---------------  ----------------  ---------------   ---------------  -------------
Net increase (decrease) in
  net assets resulting from
  operations                         9,322,651        3,403,590        42,975,308        2,985,195         2,729,824     35,385,809
                               ----------------  ---------------  ----------------  ---------------   ---------------  -------------

Contract transactions
  (notes 3 and 6)
  Contract purchase payments        10,512,934        1,600,403        23,779,477        1,588,406         1,404,684        857,911
  Contract terminations,
    withdrawal payments and
    charges                         (4,820,278)      (4,040,135)      (12,629,776)      (4,227,834)       (6,689,469)   (32,761,667)
  Actuarial adjustments for
    mortality experience on
    annuities in payment
    period                                  --               --                --               --                 9             --
  Annuity benefit payments                  --               --                --               --           (12,089)            --
                               ----------------  ---------------  ----------------  ---------------   ---------------  -------------
Increase (decrease) in net
  assets from contract
  transactions                       5,692,656       (2,439,732)       11,149,701       (2,639,428)       (5,296,865)   (31,903,756)
                               ----------------  ---------------  ----------------  ---------------   ---------------  -------------
Increase (decrease) in net
  assets                            15,015,307          963,858        54,125,009          345,767        (2,567,041)     3,482,053
Net assets at the beginning
  of year or period                 62,068,588       34,087,877       345,138,193       17,383,185        32,156,119    246,007,469
                               ----------------  ---------------  ----------------  ---------------   ---------------  -------------
NET ASSETS AT THE END OF
  YEAR OR PERIOD               $    77,083,895       35,051,735       399,263,202       17,728,952        29,589,078    249,489,522
                               ================  ===============  ================  ===============   ===============  =============

YEAR OR PERIOD ENDED
  DECEMBER 31, 2018
Operations
  Investment income (loss) -
    net                        $       (29,778)        (146,009)       (1,593,587)          81,376           (44,790)     1,072,636
  Net realized gains
    (losses) on investments          2,674,543        1,125,513        13,023,202          650,319           697,420     17,170,987
  Net change in unrealized
    appreciation
    (depreciation)                  (7,194,995)      (2,350,072)      (33,733,237)      (1,450,414)       (1,422,928)   (30,206,358)
                               ----------------  ---------------  ----------------  ---------------   ---------------  -------------
Net increase (decrease) in
  net assets resulting from
  operations                        (4,550,230)      (1,370,568)      (22,303,622)        (718,719)         (770,298)   (11,962,735)
                               ----------------  ---------------  ----------------  ---------------   ---------------  -------------

Contract transactions
  (notes 3 and 6)
  Contract purchase payments         6,272,371        1,954,867        32,014,881          810,520         1,616,035      2,799,293
  Contract terminations,
    withdrawal payments and
    charges                         (7,066,126)      (3,718,662)      (11,896,716)      (3,494,501)       (5,770,738)   (41,876,736)
  Actuarial adjustments for
    mortality experience on
    annuities in payment
    period                                  --               --                --               --                 2             --
  Annuity benefit payments                  --               --                --               --           (12,153)            --
                               ----------------  ---------------  ----------------  ---------------   ---------------  -------------
Increase (decrease) in net
  assets from contract
  transactions                        (793,755)      (1,763,795)       20,118,165       (2,683,981)       (4,166,854)   (39,077,443)
                               ----------------  ---------------  ----------------  ---------------   ---------------  -------------
Increase (decrease) in net
  assets                            (5,343,985)      (3,134,363)       (2,185,457)      (3,402,700)       (4,937,152)   (51,040,178)
Net assets at the beginning
  of year or period                 77,083,895       35,051,735       399,263,202       17,728,952        29,589,078    249,489,522
                               ----------------  ---------------  ----------------  ---------------   ---------------  -------------
NET ASSETS AT THE END OF
  YEAR OR PERIOD               $    71,739,910       31,917,372       397,077,745       14,326,252        24,651,926    198,449,344
                               ================  ===============  ================  ===============   ===============  =============


See accompanying notes to financial statements.




--------
*See note 1 for the full name of each segregated sub-account.

                            VARIABLE ANNUITY ACCOUNT
                      Statements of Changes in Net Assets
               Years or Periods Ended December 31, 2018 and 2017

                                                                     SEGREGATED SUB-ACCOUNTS*
                               -----------------------------------------------------------------------------------------------------
                                   IVY VIP          IVY VIP           IVY VIP          IVY VIP           IVY VIP         IVY VIP
                                 PATHFINDER        PATHFINDER        SCIENCE &         SECURIAN         SMALL CAP       SMALL CAP
                                MOD CONS CL II    MODERATE CL II     TECH CL II       RE SEC CL II       CORE CL II    GROWTH CL II
                               ----------------  ---------------  ----------------  ---------------   ---------------  -------------
YEAR OR PERIOD ENDED
  DECEMBER 31, 2017
Operations
  Investment income (loss) -
    net                        $      (318,712)      (1,106,394)       (1,101,716)         (24,894)         (898,736)      (410,115)
  Net realized gains
    (losses) on investments          3,206,300       16,189,031        10,554,299        2,066,864        10,517,171      1,093,456
  Net change in unrealized
    appreciation
    (depreciation)                   4,560,725       10,913,055         9,193,053       (1,611,245)       (1,883,437)     4,980,521
                               ----------------  ---------------  ----------------  ---------------   ---------------  -------------
Net increase (decrease) in
  net assets resulting from
  operations                         7,448,313       25,995,692        18,645,636          430,725         7,734,998      5,663,862
                               ----------------  ---------------  ----------------  ---------------   ---------------  -------------

Contract transactions
  (notes 3 and 6)
  Contract purchase payments           429,120          550,126        16,005,447          495,000        10,867,586        770,586
  Contract terminations,
    withdrawal payments and
    charges                        (11,219,089)     (29,106,700)      (13,782,337)      (2,126,784)      (13,577,445)    (3,900,339)
  Actuarial adjustments for
    mortality experience on
    annuities in payment
    period                                  --              188             3,513              491             1,635            480
  Annuity benefit payments                  --           (3,788)          (39,612)          (3,613)          (33,519)        (2,432)
                               ----------------  ---------------  ----------------  ---------------   ---------------  -------------
Increase (decrease) in net
  assets from contract
  transactions                     (10,789,969)     (28,560,174)        2,187,011       (1,634,906)       (2,741,743)    (3,131,705)
                               ----------------  ---------------  ----------------  ---------------   ---------------  -------------
Increase (decrease) in net
  assets                            (3,341,656)      (2,564,482)       20,832,647       (1,204,181)        4,993,255      2,532,157
Net assets at the beginning
  of year or period                 70,486,377      208,956,055        61,890,871       12,144,828        63,332,625     27,864,474
                               ----------------  ---------------  ----------------  ---------------   ---------------  -------------
NET ASSETS AT THE END OF
  YEAR OR PERIOD               $    67,144,721      206,391,573        82,723,518       10,940,647        68,325,880     30,396,631
                               ================  ===============  ================  ===============   ===============  =============

YEAR OR PERIOD ENDED
  DECEMBER 31, 2018
Operations
  Investment income (loss) -
    net                        $        27,903          158,312        (1,216,160)           9,769          (836,625)      (451,606)
  Net realized gains
    (losses) on investments          2,498,652       12,166,243        15,296,555          412,645        12,769,783     10,035,792
  Net change in unrealized
    appreciation
    (depreciation)                  (4,628,703)     (21,084,507)      (18,212,217)      (1,123,004)      (18,168,251)   (12,574,594)
                               ----------------  ---------------  ----------------  ---------------   ---------------  -------------
Net increase (decrease) in
  net assets resulting from
  operations                        (2,102,148)      (8,759,952)       (4,131,822)        (700,590)       (6,235,093)    (2,990,408)
                               ----------------  ---------------  ----------------  ---------------   ---------------  -------------

Contract transactions
  (notes 3 and 6)
  Contract purchase payments           458,225        2,389,021         7,619,262          449,341         2,803,264     40,220,349
  Contract terminations,
    withdrawal payments and
    charges                        (10,720,761)     (32,250,542)      (18,912,662)      (2,332,315)      (13,114,556)   (10,598,872)
  Actuarial adjustments for
    mortality experience on
    annuities in payment
    period                                  --              222             4,827              509             6,659         (7,227)
  Annuity benefit payments                  --           (3,901)          (40,259)          (3,416)          (34,528)        (8,268)
                               ----------------  ---------------  ----------------  ---------------   ---------------  -------------
Increase (decrease) in net
  assets from contract
  transactions                     (10,262,536)     (29,865,200)      (11,328,832)      (1,885,881)      (10,339,161)    29,605,982
                               ----------------  ---------------  ----------------  ---------------   ---------------  -------------
Increase (decrease) in net
  assets                           (12,364,684)     (38,625,152)      (15,460,654)      (2,586,471)      (16,574,254)    26,615,574
Net assets at the beginning
  of year or period                 67,144,721      206,391,573        82,723,518       10,940,647        68,325,880     30,396,631
                               ----------------  ---------------  ----------------  ---------------   ---------------  -------------
NET ASSETS AT THE END OF
  YEAR OR PERIOD               $    54,780,037      167,766,421        67,262,864        8,354,176        51,751,626     57,012,205
                               ================  ===============  ================  ===============   ===============  =============

See accompanying notes to financial statements.

--------
*See note 1 for the full name of each segregated sub-account.

                            VARIABLE ANNUITY ACCOUNT
                      Statements of Changes in Net Assets
               Years or Periods Ended December 31, 2018 and 2017

                                                                     SEGREGATED SUB-ACCOUNTS*
                               -----------------------------------------------------------------------------------------------------
                                                                       JANUS                              JANUS
                                                     JANUS           HENDERSON          JANUS           HENDERSON         JANUS
                                   IVY VIP         HENDERSON         FLEXIBLE         HENDERSON           MID CP        HENDERSON
                                 VALUE CL II      BALANCED SS         BOND SS          FORTY SS           VAL SS       OVERSEAS SS
                               ----------------  ---------------  ----------------  ---------------   ---------------  -------------
YEAR OR PERIOD ENDED
  DECEMBER 31, 2017
Operations
  Investment income (loss) -
    net                        $        62,744           (2,890)          221,900         (557,351)         (206,915)        91,803
  Net realized gains
    (losses) on investments          2,500,550          572,956            (2,910)       1,491,537         1,143,776     (6,615,489)
  Net change in unrealized
    appreciation
    (depreciation)                   6,608,150        2,956,697           119,937        9,170,485         1,946,025     17,723,840
                               ----------------  ---------------  ----------------  ---------------   ---------------  -------------
Net increase (decrease) in
  net assets resulting from
  operations                         9,171,444        3,526,763           338,927       10,104,671         2,882,886     11,200,154
                               ----------------  ---------------  ----------------  ---------------   ---------------  -------------

Contract transactions
  (notes 3 and 6)
  Contract purchase payments         1,578,523        2,476,923         4,529,649       11,511,586           985,599      4,264,293
  Contract terminations,
    withdrawal payments and
    charges                        (12,860,340)      (2,500,705)       (1,196,576)     (10,287,509)       (2,626,660)   (11,935,758)
  Actuarial adjustments for
    mortality experience on
    annuities in payment
    period                              22,816                2                52            7,288                62          3,305
  Annuity benefit payments             (93,915)          (2,624)           (1,920)         (31,963)           (4,394)       (18,358)
                               ----------------  ---------------  ----------------  ---------------   ---------------  -------------
Increase (decrease) in net
  assets from contract
  transactions                     (11,352,916)         (26,404)        3,331,205        1,199,402        (1,645,393)    (7,686,518)
                               ----------------  ---------------  ----------------  ---------------   ---------------  -------------
Increase (decrease) in net
  assets                            (2,181,472)       3,500,359         3,670,132       11,304,073         1,237,493      3,513,636
Net assets at the beginning
  of year or period                 89,435,653       21,636,898        17,218,645       35,727,688        24,812,857     40,773,291
                               ----------------  ---------------  ----------------  ---------------   ---------------  -------------
NET ASSETS AT THE END OF
  YEAR OR PERIOD               $    87,254,181       25,137,257        20,888,777       47,031,761        26,050,350     44,286,927
                               ================  ===============  ================  ===============   ===============  =============

YEAR OR PERIOD ENDED
  DECEMBER 31, 2018
Operations
  Investment income (loss) -
    net                        $       428,870           93,828           255,940         (694,434)         (140,222)       110,602
  Net realized gains
    (losses) on investments          3,166,695        1,386,821          (119,457)       8,412,708         2,463,922       (647,734)
  Net change in unrealized
    appreciation
    (depreciation)                  (9,702,210)      (1,777,460)         (720,270)      (7,443,382)       (6,070,678)    (5,724,466)
                               ----------------  ---------------  ----------------  ---------------   ---------------  -------------
Net increase (decrease) in
  net assets resulting from
  operations                        (6,106,645)        (296,811)         (583,787)         274,892        (3,746,978)    (6,261,598)
                               ----------------  ---------------  ----------------  ---------------   ---------------  -------------

Contract transactions
  (notes 3 and 6)
  Contract purchase payments         2,048,867        4,103,568         2,328,957       10,735,653         1,087,510      1,826,803
  Contract terminations,
    withdrawal payments and
    charges                        (14,097,091)      (3,152,163)       (2,516,601)     (10,649,182)       (2,159,252)    (7,316,203)
  Actuarial adjustments for
    mortality experience on
    annuities in payment
    period                             (33,631)          (4,227)               54          (13,822)               64         (6,163)
  Annuity benefit payments             (82,634)         (12,496)           (1,834)         (29,096)           (4,422)       (14,240)
                               ----------------  ---------------  ----------------  ---------------   ---------------  -------------
Increase (decrease) in net
  assets from contract
  transactions                     (12,164,489)         934,682          (189,424)          43,553        (1,076,100)    (5,509,803)
                               ----------------  ---------------  ----------------  ---------------   ---------------  -------------
Increase (decrease) in net
  assets                           (18,271,134)         637,871          (773,211)         318,445        (4,823,078)   (11,771,401)
Net assets at the beginning
  of year or period                 87,254,181       25,137,257        20,888,777       47,031,761        26,050,350     44,286,927
                               ----------------  ---------------  ----------------  ---------------   ---------------  -------------
NET ASSETS AT THE END OF
  YEAR OR PERIOD               $    68,983,047       25,775,128        20,115,566       47,350,206        21,227,272     32,515,526
                               ================  ===============  ================  ===============   ===============  =============


See accompanying notes to financial statements.




--------
*See note 1 for the full name of each segregated sub-account.

                            VARIABLE ANNUITY ACCOUNT
                      Statements of Changes in Net Assets
               Years or Periods Ended December 31, 2018 and 2017

                                                                     SEGREGATED SUB-ACCOUNTS*
                               -----------------------------------------------------------------------------------------------------
                                 MFS VIT II       MFS VIT MID       MORGSTANLEY      MORNINGSTAR       MORNINGSTAR     MORNINGSTAR
                                 INTL VALUE        CAP GROWTH       VIF EMG MK       AGGR GROWTH         BALANCED      CONSERVATIVE
                                     SC              SER SC           EQ CL 2           ETF II            ETF II          ETF II
                               ----------------  ---------------  ----------------  ---------------   ---------------  -------------
YEAR OR PERIOD ENDED
  DECEMBER 31, 2017
Operations
  Investment income (loss) -
    net                        $       (21,525)         (20,576)         (215,689)         (22,504)          110,278         38,685
  Net realized gains
    (losses) on investments            241,527           84,130           646,142          706,097         4,880,941        (29,766)
  Net change in unrealized
    appreciation
    (depreciation)                   2,761,462          216,685         7,267,570          670,232         1,800,824        623,259
                               ----------------  ---------------  ----------------  ---------------   ---------------  -------------
Net increase (decrease) in
  net assets resulting from
  operations                         2,981,464          280,239         7,698,023        1,353,825         6,792,043        632,178
                               ----------------  ---------------  ----------------  ---------------   ---------------  -------------

Contract transactions
  (notes 3 and 6)
  Contract purchase payments         3,210,874          176,733         4,590,734          969,700         1,834,470      2,294,315
  Contract terminations,
    withdrawal payments and
    charges                         (1,847,427)        (493,371)       (6,889,036)      (1,195,034)       (7,462,779)    (3,241,878)
  Actuarial adjustments for
    mortality experience on
    annuities in payment
    period                                  71               --                75               --             1,466             --
  Annuity benefit payments              (2,725)              --            (4,214)              --           (23,491)            --
                               ----------------  ---------------  ----------------  ---------------   ---------------  -------------
Increase (decrease) in net
  assets from contract
  transactions                       1,360,793         (316,638)       (2,302,441)        (225,334)       (5,650,334)      (947,563)
                               ----------------  ---------------  ----------------  ---------------   ---------------  -------------
Increase (decrease) in net
  assets                             4,342,257          (36,399)        5,395,582        1,128,491         1,141,709       (315,385)
Net assets at the beginning
  of year or period                 10,954,082        1,220,680        23,134,251        7,797,544        60,540,310     14,462,534
                               ----------------  ---------------  ----------------  ---------------   ---------------  -------------
NET ASSETS AT THE END OF
  YEAR OR PERIOD               $    15,296,339        1,184,281        28,529,833        8,926,035        61,682,019     14,147,149
                               ================  ===============  ================  ===============   ===============  =============

YEAR OR PERIOD ENDED
  DECEMBER 31, 2018
Operations
  Investment income (loss) -
    net                        $       (88,098)         (25,442)         (274,797)         (10,494)          191,332         80,736
  Net realized gains
    (losses) on investments            462,872          419,992           849,570          879,962         5,503,226        101,419
  Net change in unrealized
    appreciation
    (depreciation)                  (2,207,832)        (441,138)       (5,569,310)      (1,817,578)       (9,731,093)      (738,538)
                               ----------------  ---------------  ----------------  ---------------   ---------------  -------------
Net increase (decrease) in
  net assets resulting from
  operations                        (1,833,058)         (46,588)       (4,994,537)        (948,110)       (4,036,535)      (556,383)
                               ----------------  ---------------  ----------------  ---------------   ---------------  -------------

Contract transactions
  (notes 3 and 6)
  Contract purchase payments         2,944,457        1,306,085         3,580,239        1,301,134           726,343      2,365,643
  Contract terminations,
    withdrawal payments and
    charges                         (1,238,807)        (935,898)       (4,496,425)      (1,168,928)      (10,210,836)    (2,711,450)
  Actuarial adjustments for
    mortality experience on
    annuities in payment
    period                                  85               --                84               --             1,622             --
  Annuity benefit payments              (2,892)              --            (4,287)              --           (23,461)            --
                               ----------------  ---------------  ----------------  ---------------   ---------------  -------------
Increase (decrease) in net
  assets from contract
  transactions                       1,702,843          370,187          (920,389)         132,206        (9,506,332)      (345,807)
                               ----------------  ---------------  ----------------  ---------------   ---------------  -------------
Increase (decrease) in net
  assets                              (130,215)         323,599        (5,914,926)        (815,904)      (13,542,867)      (902,190)
Net assets at the beginning
  of year or period                 15,296,339        1,184,281        28,529,833        8,926,035        61,682,019     14,147,149
                               ----------------  ---------------  ----------------  ---------------   ---------------  -------------
NET ASSETS AT THE END OF
  YEAR OR PERIOD               $    15,166,124        1,507,880        22,614,907        8,110,131        48,139,152     13,244,959
                               ================  ===============  ================  ===============   ===============  =============

See accompanying notes to financial statements.

--------
*See note 1 for the full name of each segregated sub-account.

                            VARIABLE ANNUITY ACCOUNT
                      Statements of Changes in Net Assets
               Years or Periods Ended December 31, 2018 and 2017

                                                                     SEGREGATED SUB-ACCOUNTS*
                               -----------------------------------------------------------------------------------------------------
                                                                     NEUBERGER
                                 MORNINGSTAR       MORNINGSTAR         BERMAN         OPPENHEIMER       OPPENHEIMER      PIMCO VIT
                                   GROWTH         INC & GROWTH        SUSTAIN          INTL GROW         MS SM CAP      GLB DIV ALL
                                   ETF II            ETF II           EQ S CL           VA SS             VA SS           ADV CL
                               ----------------  ---------------  ----------------  ---------------   ---------------  -------------
YEAR OR PERIOD ENDED
  DECEMBER 31, 2017
Operations
  Investment income (loss) -
    net                        $       (29,369)          69,700           (42,629)        (130,694)          (37,314)     1,930,811
  Net realized gains
    (losses) on investments          2,738,994        1,423,249           208,262          374,041           129,054        (71,305)
  Net change in unrealized
    appreciation
    (depreciation)                     809,100          747,859           373,504        8,238,750           320,404     14,941,761
                               ----------------  ---------------  ----------------  ---------------   ---------------  -------------
Net increase (decrease) in
  net assets resulting from
  operations                         3,518,725        2,240,808           539,137        8,482,097           412,144     16,801,267
                               ----------------  ---------------  ----------------  ---------------   ---------------  -------------

Contract transactions
  (notes 3 and 6)
  Contract purchase payments         2,134,273          846,485           573,146        1,417,318           575,706     23,931,455
  Contract terminations,
    withdrawal payments and
    charges                         (4,084,435)      (3,532,404)         (696,144)      (4,983,867)         (997,261)    (1,847,215)
  Actuarial adjustments for
    mortality experience on
    annuities in payment
    period                                  31               --                28              191                --             --
  Annuity benefit payments              (2,379)              --            (1,041)          (6,691)               --             --
                               ----------------  ---------------  ----------------  ---------------   ---------------  -------------
Increase (decrease) in net
  assets from contract
  transactions                      (1,952,510)      (2,685,919)         (124,011)      (3,573,049)         (421,555)    22,084,240
                               ----------------  ---------------  ----------------  ---------------   ---------------  -------------
Increase (decrease) in net
  assets                             1,566,215         (445,111)          415,126        4,909,048            (9,411)    38,885,507
Net assets at the beginning
  of year or period                 23,992,487       28,063,068         3,243,199       35,350,316         3,813,911    101,402,853
                               ----------------  ---------------  ----------------  ---------------   ---------------  -------------
NET ASSETS AT THE END OF
  YEAR OR PERIOD               $    25,558,702       27,617,957         3,658,325       40,259,364         3,804,500    140,288,360
                               ================  ===============  ================  ===============   ===============  =============

YEAR OR PERIOD ENDED
  DECEMBER 31, 2018
Operations
  Investment income (loss) -
    net                        $        35,024          122,056           (44,695)        (351,366)          (58,592)       717,293
  Net realized gains
    (losses) on investments          3,612,765          867,632           242,692          986,754           493,592      3,413,833
  Net change in unrealized
    appreciation
    (depreciation)                  (5,778,518)      (2,372,561)         (395,919)      (9,072,842)         (832,100)   (21,212,566)
                               ----------------  ---------------  ----------------  ---------------   ---------------  -------------
Net increase (decrease) in
  net assets resulting from
  operations                        (2,130,729)      (1,382,873)         (197,922)      (8,437,454)         (397,100)   (17,081,440)
                               ----------------  ---------------  ----------------  ---------------   ---------------  -------------

Contract transactions
  (notes 3 and 6)
  Contract purchase payments         2,926,482        1,171,474           151,231        4,243,758           236,715     30,084,302
  Contract terminations,
    withdrawal payments and
    charges                         (5,871,101)      (5,247,463)         (775,983)      (2,320,388)         (685,250)    (1,929,216)
  Actuarial adjustments for
    mortality experience on
    annuities in payment
    period                                 450               --                31              215                --             --
  Annuity benefit payments              (9,415)              --            (1,123)          (6,806)               --             --
                               ----------------  ---------------  ----------------  ---------------   ---------------  -------------
Increase (decrease) in net
  assets from contract
  transactions                      (2,953,584)      (4,075,989)         (625,844)       1,916,779          (448,535)    28,155,086
                               ----------------  ---------------  ----------------  ---------------   ---------------  -------------
Increase (decrease) in net
  assets                            (5,084,313)      (5,458,862)         (823,766)      (6,520,675)         (845,635)    11,073,646
Net assets at the beginning
  of year or period                 25,558,702       27,617,957         3,658,325       40,259,364         3,804,500    140,288,360
                               ----------------  ---------------  ----------------  ---------------   ---------------  -------------
NET ASSETS AT THE END OF
  YEAR OR PERIOD               $    20,474,389       22,159,095         2,834,559       33,738,689         2,958,865    151,362,006
                               ================  ===============  ================  ===============   ===============  =============


See accompanying notes to financial statements.




--------
*See note 1 for the full name of each segregated sub-account.

                            VARIABLE ANNUITY ACCOUNT
                      Statements of Changes in Net Assets
               Years or Periods Ended December 31, 2018 and 2017

                                                                     SEGREGATED SUB-ACCOUNTS*
                               -----------------------------------------------------------------------------------------------------
                                  PIMCO VIT        PIMCO VIT         PUTNAM VT        PUTNAM VT         PUTNAM VT       PUTNAM VT
                                LOW DUR PORT      TOTAL RETURN     EQUITY INCOME      GROWTH AND        GROWTH OPP       INTER EQ
                                   ADV CL            ADV CL            CL IB        INC CL IB (B)         CL IB           CL IB
                               ----------------  ---------------  ----------------  ---------------   ---------------  -------------
YEAR OR PERIOD ENDED
  DECEMBER 31, 2017
Operations
  Investment income (loss) -
    net                        $      (144,783)         765,214           (72,104)         105,682           (71,508)        26,922
  Net realized gains
    (losses) on investments           (130,525)        (319,820)          436,367          905,562           165,117        200,178
  Net change in unrealized
    appreciation
    (depreciation)                     131,197        4,879,988         1,374,528         (546,988)        1,149,302        532,511
                               ----------------  ---------------  ----------------  ---------------   ---------------  -------------
Net increase (decrease) in
  net assets resulting from
  operations                          (144,111)       5,325,382         1,738,791          464,256         1,242,911        759,611
                               ----------------  ---------------  ----------------  ---------------   ---------------  -------------

Contract transactions
  (notes 3 and 6)
  Contract purchase payments         7,431,800       13,496,760         9,462,611        1,614,746         4,133,549        123,764
  Contract terminations,
    withdrawal payments and
    charges                         (5,613,314)      (7,623,332)       (1,007,921)      (8,450,078)       (2,313,235)      (957,608)
  Actuarial adjustments for
    mortality experience on
    annuities in payment
    period                                 117              240               202               85                 1            265
  Annuity benefit payments             (10,851)         (14,034)           (5,607)          (2,010)             (495)        (3,800)
                               ----------------  ---------------  ----------------  ---------------   ---------------  -------------
Increase (decrease) in net
  assets from contract
  transactions                       1,807,752        5,859,634         8,449,285       (6,837,257)        1,819,820       (837,379)
                               ----------------  ---------------  ----------------  ---------------   ---------------  -------------
Increase (decrease) in net
  assets                             1,663,641       11,185,016        10,188,076       (6,373,001)        3,062,731        (77,768)
Net assets at the beginning
  of year or period                 61,878,612      158,406,411         5,355,987        6,373,001         3,760,565      3,312,339
                               ----------------  ---------------  ----------------  ---------------   ---------------  -------------
NET ASSETS AT THE END OF
  YEAR OR PERIOD               $    63,542,253      169,591,427        15,544,063               --         6,823,296      3,234,571
                               ================  ===============  ================  ===============   ===============  =============

YEAR OR PERIOD ENDED
  DECEMBER 31, 2018
Operations
  Investment income (loss) -
    net                        $       208,693        1,606,913          (122,229)              --          (141,582)        (1,953)
  Net realized gains
    (losses) on investments           (498,124)         (30,162)        1,182,920               --           898,112        140,911
  Net change in unrealized
    appreciation
    (depreciation)                    (501,478)      (5,204,593)       (2,468,655)              --        (1,077,250)      (759,869)
                               ----------------  ---------------  ----------------  ---------------   ---------------  -------------
Net increase (decrease) in
  net assets resulting from
  operations                          (790,909)      (3,627,842)       (1,407,964)              --          (320,720)      (620,911)
                               ----------------  ---------------  ----------------  ---------------   ---------------  -------------

Contract transactions
  (notes 3 and 6)
  Contract purchase payments         3,501,980        8,181,384         1,103,840               --         6,130,809        168,340
  Contract terminations,
    withdrawal payments and
    charges                         (7,889,954)     (17,806,620)       (2,004,414)              --        (1,849,866)      (396,838)
  Actuarial adjustments for
    mortality experience on
    annuities in payment
    period                                 117              232               353               --                (1)           306
  Annuity benefit payments             (10,305)         (13,294)           (8,024)              --              (577)        (1,813)
                               ----------------  ---------------  ----------------  ---------------   ---------------  -------------
Increase (decrease) in net
  assets from contract
  transactions                      (4,398,162)      (9,638,298)         (908,245)              --         4,280,365       (230,005)
                               ----------------  ---------------  ----------------  ---------------   ---------------  -------------
Increase (decrease) in net
  assets                            (5,189,071)     (13,266,140)       (2,316,209)              --         3,959,645       (850,916)
Net assets at the beginning
  of year or period                 63,542,253      169,591,427        15,544,063               --         6,823,296      3,234,571
                               ----------------  ---------------  ----------------  ---------------   ---------------  -------------
NET ASSETS AT THE END OF
  YEAR OR PERIOD               $    58,353,182      156,325,287        13,227,854               --        10,782,941      2,383,655
                               ================  ===============  ================  ===============   ===============  =============

See accompanying notes to financial statements.

--------
*See note 1 for the full name of each segregated sub-account.

                            VARIABLE ANNUITY ACCOUNT
                      Statements of Changes in Net Assets
               Years or Periods Ended December 31, 2018 and 2017

                                                                     SEGREGATED SUB-ACCOUNTS*
                               -----------------------------------------------------------------------------------------------------
                                  PUTNAM VT                                            SFT GOVT         SFT INDEX
                                 SUS LEADERS        SFT CORE        SFT DYNAMIC         MONEY             400 MC         SFT INDEX
                                  FD CL IB          BOND CL 2         MGD VOL           MARKET             CL 2           500 CL 2
                               ----------------  ---------------  ----------------  ---------------   ---------------  -------------
YEAR OR PERIOD ENDED
  DECEMBER 31, 2017
Operations
  Investment income (loss) -
    net                        $       (11,854)      (2,772,362)       (4,575,350)        (354,973)         (990,127)    (2,153,594)
  Net realized gains
    (losses) on investments            269,051        4,730,406         1,959,037               --        10,850,757     12,905,588
  Net change in unrealized
    appreciation
    (depreciation)                      94,663        4,464,981        50,655,759               --         1,072,148     27,170,090
                               ----------------  ---------------  ----------------  ---------------   ---------------  -------------
Net increase (decrease) in
  net assets resulting from
  operations                           351,860        6,423,025        48,039,446         (354,973)       10,932,778     37,922,084
                               ----------------  ---------------  ----------------  ---------------   ---------------  -------------

Contract transactions
  (notes 3 and 6)
  Contract purchase payments         1,598,250       12,895,384        44,951,039       11,193,373         5,798,752     14,648,028
  Contract terminations,
    withdrawal payments and
    charges                         (1,020,344)     (13,833,057)       (6,601,987)     (18,847,526)      (18,672,004)   (14,421,717)
  Actuarial adjustments for
    mortality experience on
    annuities in payment
    period                                  --            9,294                --              570             3,000          8,939
  Annuity benefit payments                  --         (125,039)               --          (14,331)          (51,649)    (5,465,542)
                               ----------------  ---------------  ----------------  ---------------   ---------------  -------------
Increase (decrease) in net
  assets from contract
  transactions                         577,906       (1,053,418)       38,349,052       (7,667,914)      (12,921,901)    (5,230,292)
                               ----------------  ---------------  ----------------  ---------------   ---------------  -------------
Increase (decrease) in net
  assets                               929,766        5,369,607        86,388,498       (8,022,887)       (1,989,123)    32,691,792
Net assets at the beginning
  of year or period                  1,131,891      195,670,933       273,245,709       34,125,303        84,752,467    193,515,964
                               ----------------  ---------------  ----------------  ---------------   ---------------  -------------
NET ASSETS AT THE END OF
  YEAR OR PERIOD               $     2,061,657      201,040,540       359,634,207       26,102,416        82,763,344    226,207,756
                               ================  ===============  ================  ===============   ===============  =============

YEAR OR PERIOD ENDED
  DECEMBER 31, 2018
Operations
  Investment income (loss) -
    net                        $       (34,805)      (2,719,202)       (5,551,467)         (39,074)         (901,809)    (2,297,969)
  Net realized gains
    (losses) on investments            316,472        8,274,015         1,758,901               --         8,436,617     17,372,594
  Net change in unrealized
    appreciation
    (depreciation)                    (291,165)      (9,521,795)      (14,045,976)              --       (16,688,595)   (26,715,342)
                               ----------------  ---------------  ----------------  ---------------   ---------------  -------------
Net increase (decrease) in
  net assets resulting from
  operations                            (9,498)      (3,966,982)      (17,838,542)         (39,074)       (9,153,787)   (11,640,717)
                               ----------------  ---------------  ----------------  ---------------   ---------------  -------------

Contract transactions
  (notes 3 and 6)
  Contract purchase payments           467,092       59,011,721        62,907,007       29,705,043         2,899,157      9,628,170
  Contract terminations,
    withdrawal payments and
    charges                           (861,753)     (25,012,683)       (4,935,705)     (23,416,918)      (11,292,028)   (21,631,288)
  Actuarial adjustments for
    mortality experience on
    annuities in payment
    period                                  --           12,368               137           (1,040)            7,911        217,482
  Annuity benefit payments                  --         (110,727)             (991)         (12,235)          (39,882)    (5,692,966)
                               ----------------  ---------------  ----------------  ---------------   ---------------  -------------
Increase (decrease) in net
  assets from contract
  transactions                        (394,661)      33,900,679        57,970,448        6,274,850        (8,424,842)   (17,478,602)
                               ----------------  ---------------  ----------------  ---------------   ---------------  -------------
Increase (decrease) in net
  assets                              (404,159)      29,933,697        40,131,906        6,235,776       (17,578,629)   (29,119,319)
Net assets at the beginning
  of year or period                  2,061,657      201,040,540       359,634,207       26,102,416        82,763,344    226,207,756
                               ----------------  ---------------  ----------------  ---------------   ---------------  -------------
NET ASSETS AT THE END OF
  YEAR OR PERIOD               $     1,657,498      230,974,237       399,766,113       32,338,192        65,184,715    197,088,437
                               ================  ===============  ================  ===============   ===============  =============

See accompanying notes to financial statements.

--------
*See note 1 for the full name of each segregated sub-account.

                            VARIABLE ANNUITY ACCOUNT
                      Statements of Changes in Net Assets
               Years or Periods Ended December 31, 2018 and 2017

                                                                     SEGREGATED SUB-ACCOUNTS*
                               -----------------------------------------------------------------------------------------------------
                                  SFT INTL                            SFT IVY                              SFT
                                    BOND            SFT IVY          SMALL CAP         SFT MGD           MORTGAGE        SFT REAL
                                    CL 2             GROWTH           GROWTH          VOL EQUITY         CL 2 (C)      ESTATE CL 2
                               ----------------  ---------------  ----------------  ---------------   ---------------  -------------
YEAR OR PERIOD ENDED
  DECEMBER 31, 2017
Operations
  Investment income (loss) -
    net                        $    (1,127,398)      (2,617,919)         (648,379)      (3,051,000)         (801,174)    (1,063,087)
  Net realized gains
    (losses) on investments          2,455,918        9,754,596         2,299,989          538,490         1,542,105      4,661,455
  Net change in unrealized
    appreciation
    (depreciation)                  (1,478,350)      41,009,171         9,192,218       31,759,911          (404,275)      (623,384)
                               ----------------  ---------------  ----------------  ---------------   ---------------  -------------
Net increase (decrease) in
  net assets resulting from
  operations                          (149,830)      48,145,848        10,843,828       29,247,401           336,656      2,974,984
                               ----------------  ---------------  ----------------  ---------------   ---------------  -------------

Contract transactions
  (notes 3 and 6)
  Contract purchase payments         4,252,824        2,357,272         2,604,704       54,480,158         3,230,416      4,109,168
  Contract terminations,
    withdrawal payments and
    charges                         (6,501,822)     (31,156,514)       (7,685,346)      (4,478,880)       (6,320,263)    (7,994,092)
  Actuarial adjustments for
    mortality experience on
    annuities in payment
    period                               5,591           40,634            23,536               --            (3,330)          (332)
  Annuity benefit payments             (31,500)        (214,308)          (89,444)              --           (55,808)       (48,874)
                               ----------------  ---------------  ----------------  ---------------   ---------------  -------------
Increase (decrease) in net
  assets from contract
  transactions                      (2,274,907)     (28,972,916)       (5,146,550)      50,001,278        (3,148,985)    (3,934,130)
                               ----------------  ---------------  ----------------  ---------------   ---------------  -------------
Increase (decrease) in net
  assets                            (2,424,737)      19,172,932         5,697,278       79,248,679        (2,812,329)      (959,146)
Net assets at the beginning
  of year or period                 83,587,130      185,798,724        48,962,203      176,901,584        58,908,536     77,047,525
                               ----------------  ---------------  ----------------  ---------------   ---------------  -------------
NET ASSETS AT THE END OF
  YEAR OR PERIOD               $    81,162,393      204,971,656        54,659,481      256,150,263        56,096,207     76,088,379
                               ================  ===============  ================  ===============   ===============  =============

YEAR OR PERIOD ENDED
  DECEMBER 31, 2018
Operations
  Investment income (loss) -
    net                        $    (1,086,160)      (2,682,854)         (742,491)      (3,985,978)         (679,497)      (998,474)
  Net realized gains
    (losses) on investments          2,788,322       17,637,091         4,928,825        1,036,880         6,313,183      7,788,354
  Net change in unrealized
    appreciation
    (depreciation)                  (1,767,918)     (10,689,740)       (6,387,694)     (15,898,867)       (7,068,704)   (11,435,926)
                               ----------------  ---------------  ----------------  ---------------   ---------------  -------------
Net increase (decrease) in
  net assets resulting from
  operations                           (65,756)       4,264,497        (2,201,360)     (18,847,965)       (1,435,018)    (4,646,046)
                               ----------------  ---------------  ----------------  ---------------   ---------------  -------------

Contract transactions
  (notes 3 and 6)
  Contract purchase payments         4,452,000        7,206,588         6,131,230       58,724,259         2,002,712      4,080,158
  Contract terminations,
    withdrawal payments and
    charges                         (7,797,861)     (39,713,790)      (10,904,077)      (5,102,138)      (56,623,937)   (11,228,842)
  Actuarial adjustments for
    mortality experience on
    annuities in payment
    period                              (9,601)           5,913           (28,701)             138            (1,954)       (12,846)
  Annuity benefit payments             (24,298)        (216,058)          (79,551)            (986)          (38,010)       (35,828)
                               ----------------  ---------------  ----------------  ---------------   ---------------  -------------
Increase (decrease) in net
  assets from contract
  transactions                      (3,379,760)     (32,717,347)       (4,881,099)      53,621,273       (54,661,189)    (7,197,358)
                               ----------------  ---------------  ----------------  ---------------   ---------------  -------------
Increase (decrease) in net
  assets                            (3,445,516)     (28,452,850)       (7,082,459)      34,773,308       (56,096,207)   (11,843,404)
Net assets at the beginning
  of year or period                 81,162,393      204,971,656        54,659,481      256,150,263        56,096,207     76,088,379
                               ----------------  ---------------  ----------------  ---------------   ---------------  -------------
NET ASSETS AT THE END OF
  YEAR OR PERIOD               $    77,716,877      176,518,806        47,577,022      290,923,571                --     64,244,975
                               ================  ===============  ================  ===============   ===============  =============

See accompanying notes to financial statements.

--------
*See note 1 for the full name of each segregated sub-account.

                            VARIABLE ANNUITY ACCOUNT
                      Statements of Changes in Net Assets
               Years or Periods Ended December 31, 2018 and 2017

                                                                     SEGREGATED SUB-ACCOUNTS*
                               -----------------------------------------------------------------------------------------------------
                                                      SFT
                                                   WELLINGTON        TOPS MGD          TOPS MGD          TOPS MGD        TOPS MGD
                                 SFT T. ROWE      CORE EQUITY        RISK BAL         RISK FLEX        RISK GROWTH       RISK MOD
                                 PRICE VALUE          CL 2           ETF CL 2            ETF             ETF CL 2      GRO ETF CL 2
                               ----------------  ---------------  ----------------  ---------------   ---------------  -------------
YEAR OR PERIOD ENDED
  DECEMBER 31, 2017
Operations
  Investment income (loss) -
    net                        $    (1,842,668)        (664,205)            6,557         (390,618)           65,507         46,254
  Net realized gains
    (losses) on investments          4,196,583        2,066,957           266,716          247,209           772,559        169,660
  Net change in unrealized
    appreciation
    (depreciation)                  17,803,582        7,894,305         1,682,655        9,940,053        11,413,652      2,823,538
                               ----------------  ---------------  ----------------  ---------------   ---------------  -------------
Net increase (decrease) in
  net assets resulting from
  operations                        20,157,497        9,297,057         1,955,928        9,796,644        12,251,718      3,039,452
                               ----------------  ---------------  ----------------  ---------------   ---------------  -------------

Contract transactions
  (notes 3 and 6)
  Contract purchase payments           923,604          428,382         1,113,547       22,341,576         2,962,467      1,530,393
  Contract terminations,
    withdrawal payments and
    charges                        (17,184,971)      (8,555,823)       (4,412,553)      (4,118,097)       (8,760,630)    (2,360,167)
  Actuarial adjustments for
    mortality experience on
    annuities in payment
    period                               1,381            5,336                --               --                --             --
  Annuity benefit payments             (38,146)         (31,761)               --               --                --             --
                               ----------------  ---------------  ----------------  ---------------   ---------------  -------------
Increase (decrease) in net
  assets from contract
  transactions                     (16,298,132)      (8,153,866)       (3,299,006)      18,223,479        (5,798,163)      (829,774)
                               ----------------  ---------------  ----------------  ---------------   ---------------  -------------
Increase (decrease) in net
  assets                             3,859,365        1,143,191        (1,343,078)      28,020,123         6,453,555      2,209,678
Net assets at the beginning
  of year or period                126,204,702       51,509,908        23,578,557       94,299,344        80,182,907     25,120,472
                               ----------------  ---------------  ----------------  ---------------   ---------------  -------------
NET ASSETS AT THE END OF
  YEAR OR PERIOD               $   130,064,067       52,653,099        22,235,479      122,319,467        86,636,462     27,330,150
                               ================  ===============  ================  ===============   ===============  =============

YEAR OR PERIOD ENDED
  DECEMBER 31, 2018
Operations
  Investment income (loss) -
    net                        $    (1,731,533)        (627,854)           39,859         (297,684)           12,254         36,612
  Net realized gains
    (losses) on investments          4,702,204        2,988,504         1,348,458          890,036         5,018,141      1,473,238
  Net change in unrealized
    appreciation
    (depreciation)                 (15,971,322)      (3,611,981)       (2,984,678)     (10,668,812)      (13,536,475)    (3,699,555)
                               ----------------  ---------------  ----------------  ---------------   ---------------  -------------
Net increase (decrease) in
  net assets resulting from
  operations                       (13,000,651)      (1,251,331)       (1,596,361)     (10,076,460)       (8,506,080)    (2,189,705)
                               ----------------  ---------------  ----------------  ---------------   ---------------  -------------

Contract transactions
  (notes 3 and 6)
  Contract purchase payments         1,728,996        1,140,482         2,068,526       13,322,617         1,860,398      1,103,834
  Contract terminations,
    withdrawal payments and
    charges                        (15,494,578)      (8,357,926)       (3,923,796)      (4,390,622)       (4,753,517)    (3,335,240)
  Actuarial adjustments for
    mortality experience on
    annuities in payment
    period                               1,615           (1,990)               --               --                --             --
  Annuity benefit payments             (33,308)         (33,711)               --               --                --             --
                               ----------------  ---------------  ----------------  ---------------   ---------------  -------------
Increase (decrease) in net
  assets from contract
  transactions                     (13,797,275)      (7,253,145)       (1,855,270)       8,931,995        (2,893,119)    (2,231,406)
                               ----------------  ---------------  ----------------  ---------------   ---------------  -------------
Increase (decrease) in net
  assets                           (26,797,926)      (8,504,476)       (3,451,631)      (1,144,465)      (11,399,199)    (4,421,111)
Net assets at the beginning
  of year or period                130,064,067       52,653,099        22,235,479      122,319,467        86,636,462     27,330,150
                               ----------------  ---------------  ----------------  ---------------   ---------------  -------------
NET ASSETS AT THE END OF
  YEAR OR PERIOD               $   103,266,141       44,148,623        18,783,848      121,175,002        75,237,263     22,909,039
                               ================  ===============  ================  ===============   ===============  =============

See accompanying notes to financial statements.

--------
(a) For the year ended December 31, 2017 and the period from January 1, 2018 through November 2, 2018.

(b) For period from January 1, 2017 through May 15, 2017.

(c) For the year ended December 31, 2017 and for the period from January 1, 2018 through November 30, 2018.

                            VARIABLE ANNUITY ACCOUNT

                         Notes to Financial Statements

                               December 31, 2018

(1)  ORGANIZATION AND BASIS OF PRESENTATION

     The Variable Annuity Account (the Account) was established on September 10, 1984 as a segregated asset account of Minnesota Life Insurance Company (Minnesota Life) under Minnesota law and is registered as a unit investment trust under the Investment Company Act of 1940 (as amended). The Account currently offers nineteen types of contracts consisting of ninety-three segregated sub-accounts to which contract owners may allocate their purchase payments. The financial statements presented herein include MultiOption Flex, MultiOption Single, and MultiOption Select (each of which has the same mortality and expense charges and unit value); MultiOption Classic and MultiOption Achiever (each of which has the same mortality and expense charges, administrative charges, and unit value); MegAnnuity; UMOA; MultiOption Advisor B, C, and L Class; Adjustable Income Annuity; MultiOption Legend; MultiOption Extra; MultiOption Guide B and L Series; MultiOption Advantage; Waddell & Reed Retirement Builder; and Waddell & Reed Retirement Builder II B and L Series. The Account's mortality and expense risk charge and administrative charge vary based on the contract and optional benefits that are issued. The differentiating features of the contracts are described in notes 2 and 3 below.

     The assets of each segregated sub-account are held for the exclusive benefit of the variable annuity contract owners and are not chargeable with liabilities arising out of the business conducted by any other account or by Minnesota Life. Contract owners allocate their variable annuity purchase payments to one or more of the ninety-three segregated sub-accounts. Such payments are then invested in shares of the following portfolios available under the policy (collectively, the Sub-accounts):

       - AB VPS Dynamic Asset Allocation Portfolio - Class B Shares (AB VPS DynAsstAll Cl B)
       - AB VPS International Value Portfolio - Class B Shares (AB VPS Intl Value Cl B)
       -   American Century Investments II VP Inflation Protection Fund -
           Class II Shares (Am Century VP Infl Pro Cl II)
       - American Century Investments VP Income & Growth Fund - Class II Shares (Am Century VP Inc & Gro Cl II)
       - American Funds IS(R) Global Bond Fund - Class 2 Shares (Amer Funds IS Glbl Bond Cl 2)
       - American Funds IS(R) Global Growth Fund - Class 2 Shares (Amer Funds IS Glbl Growth Cl 2)
       - American Funds IS(R) Global Small Capitalization Fund - Class 2 Shares (Amer Funds IS Glbl Sm Cp Cl 2)
       - American Funds IS(R) Growth Fund - Class 2 Shares (Amer Funds IS Growth Cl 2)
       - American Funds IS(R) Growth-Income Fund - Class 2 Shares (Amer Funds IS Growth-Inc Cl 2)
       - American Funds IS(R) International Fund - Class 2 Shares (Amer Funds IS Intl Cl 2)
       - American Funds IS(R) New World Fund(R) - Class 2 Shares (Amer Funds IS New World Cl 2)
       - American Funds IS(R) U.S. Government/AAA-Rated Securities Fund - Class 2 Shares (Amer Funds IS US Govt/AAA Cl 2)
       - Fidelity(R) VIP Equity-Income Portfolio - Service Class 2 (Fidelity VIP Equity-Income SC2)
       - Fidelity(R) VIP Mid Cap Portfolio - Service Class 2 (Fidelity VIP Mid Cap SC2)
       -   Franklin Templeton VIP Trust Franklin Mutual Shares VIP Fund
           Class 2 (Franklin Mutual Shs VIP Cl 2)
       -   Franklin Templeton VIP Trust Franklin Small Cap Value VIP Fund
           Class 2 (Franklin Small Cp Val VIP Cl 2)
       -   Franklin Templeton VIP Trust Franklin Small-Mid Cap Growth VIP
           Fund Class 2 (Franklin Sm-Md Cp Gr VIP Cl 2)
       - Franklin Templeton VIP Trust Templeton Developing Markets VIP Fund Class 2 (Franklin Dev Mkts VIP Cl 2)
       - Goldman Sachs VIT High Quality Floating Rate Fund - Service Shares (Goldman Sachs VI HQ Flt Rt SS)
       - Goldman Sachs VIT Global Trends Allocation Fund - Service Shares (Goldman Sachs VIT Gbl Trnds SS)
       -   Invesco V.I. American Value Fund - Series II Shares (Invesco VI
           Amer Value Sr II)
       -   Invesco V.I. Comstock Fund - Series II Shares (Invesco VI Comstock
           Sr II)
       - Invesco V.I. Equity and Income Fund - Series II Shares (Invesco VI Equity & Inc Sr II)
       - Invesco V.I. Growth and Income Fund - Series II Shares (Invesco VI Growth & Inc Sr II)
       -   Invesco V.I. Small Cap Equity Fund - Series II Shares (Invesco VI
           Sm Cap Eqty Sr II)
       -   Ivy VIP - Asset Strategy Class II (Ivy VIP Asset Strategy Cl II)
       -   Ivy VIP - Balanced Class II (Ivy VIP Balanced Cl II)
       -   Ivy VIP - Core Equity Class II (Ivy VIP Core Equity Cl II)

                            VARIABLE ANNUITY ACCOUNT

                         Notes to Financial Statements

                               December 31, 2018

       -   Ivy VIP - Corporate Bond Class II (Ivy VIP Corporate Bond Cl II)
       -   Ivy VIP - Energy Class II (Ivy VIP Energy Cl II)
       -   Ivy VIP - Global Bond Class II (Ivy VIP Global Bond Cl II)
       -   Ivy VIP - Global Equity Income Class II (Ivy VIP Global Eq Inc Cl
           II)
       -   Ivy VIP - Global Growth Class II (Ivy VIP Global Growth Cl II)
       - Ivy VIP - Government Money Market Class II (Ivy VIP Govt Money Market Cl II)
       -   Ivy VIP - Growth Class II (Ivy VIP Growth Cl II)
       -   Ivy VIP - High Income Class II (Ivy VIP High Income Cl II)
       - Ivy VIP - International Core Equity Class II (Ivy VIP Intl Core Equity Cl II)
       -   Ivy VIP - Limited-Term Bond Class II (Ivy VIP Limited-Term Bond
           Cl II)
       -   Ivy VIP - Mid Cap Growth Class II (Ivy VIP Mid Cap Growth Cl II)
       -   Ivy VIP - Natural Resources Class II (Ivy VIP Natural Res Cl II)
       - Ivy VIP - Pathfinder Aggressive Class II (Ivy VIP Pathfinder Aggressive Cl II)
       - Ivy VIP - Pathfinder Conservative Class II (Ivy VIP Pathfinder Conserv Cl II)
       - Ivy VIP - Pathfinder Moderate - Managed Volatility Class II (Ivy VIP Path Mod MVF Cl II)
       -   Ivy VIP - Pathfinder Moderate Class II (Ivy VIP Pathfinder
           Moderate Cl II)
       - Ivy VIP - Pathfinder Moderately Aggressive - Managed Volatility Class II (Ivy VIP Path Mod Agg MVF Cl II)
       - Ivy VIP - Pathfinder Moderately Aggressive Class II (Ivy VIP Pathfinder Mod Aggr Cl II)
       - Ivy VIP - Pathfinder Moderately Conservative - Managed Volatility Class II (Ivy VIP Path Mod Con MVF Cl II)
       - Ivy VIP - Pathfinder Moderately Conservative Class II (Ivy VIP Pathfinder Mod Cons Cl II)
       - Ivy VIP - Securian Real Estate Securities Class II (Ivy VIP Securian RE Sec Cl II)
       -   Ivy VIP - Science and Technology Class II (Ivy VIP Science & Tech
           Cl II)
       -   Ivy VIP - Small Cap Core Class II (Ivy VIP Small Cap Core Cl II)
       -   Ivy VIP - Small Cap Growth Class II (Ivy VIP Small Cap Growth Cl
           II)
       -   Ivy VIP - Value Class II (Ivy VIP Value Cl II)
       - Janus Aspen Series - Janus Henderson Balanced Portfolio - Service Shares (Janus Henderson Balanced SS)
       -   Janus Aspen Series - Janus Henderson Flexible Bond - Service
           Shares (Janus Henderson Flexible Bond SS)
       - Janus Aspen Series - Janus Henderson Forty Portfolio - Service Shares (Janus Henderson Forty SS)
       - Janus Aspen Series - Janus Henderson Mid Cap Value Portfolio - Service Shares (Janus Henderson Mid Cp Val SS)
       - Janus Aspen Series - Janus Henderson Overseas Portfolio - Service Shares (Janus Henderson Overseas SS)
       - Legg Mason Partners Variable Equity Trust - ClearBridge Variable Small Cap Growth Portfolio - Class II Shares (ClearBridge Var Sm Gro Cl II)
       - MFS(R) VIT - Mid Cap Growth Series - Service Class (MFS VIT Mid Cap Growth Ser SC)
       - MFS(R) VIT II - International Value Portfolio - Service Class (MFS VIT II Intl Value SC)
       - Morgan Stanley Variable Insurance Fund, Inc. - Morgan Stanley VIF Emerging Markets Equity Portfolio - Class II Shares (MorgStanley VIF Emg Mk Eq Cl 2)
       - Morningstar Aggressive Growth ETF Asset Allocation Portfolio - Class II Shares (Morningstar Aggr Growth ETF II)
       - Morningstar Balanced ETF Asset Allocation Portfolio - Class II Shares (Morningstar Balanced ETF II)
       -   Morningstar Conservative ETF Asset Allocation Portfolio -
           Class II Shares (Morningstar Conservative ETF II)
       -   Morningstar Growth ETF Asset Allocation Portfolio - Class II
           Shares (Morningstar Growth ETF II)
       -   Morningstar Income and Growth Asset Allocation Portfolio -
           Class II Shares (Morningstar Inc & Growth ETF II)
       - Neuberger Berman Advisers Management Trust Sustainable Equity - S Class Shares (Neuberger Berman Sustain Eq S Cl)
       - Northern Lights VT TOPS(R) Managed Risk Balanced ETF Portfolio - Class 2 Shares (TOPS Mgd Risk Bal ETF Cl 2)
       - Northern Lights VT TOPS(R) Managed Risk Flex ETF Portfolio (TOPS Mgd Risk Flex ETF)
       - Northern Lights VT TOPS(R) Managed Risk Growth ETF Portfolio - Class 2 Shares (TOPS Mgd Risk Growth ETF Cl 2)
       - Northern Lights VT TOPS(R) Managed Risk Moderate Growth ETF Portfolio - Class 2 Shares (TOPS Mgd Risk Mod Gro ETF Cl 2)
       - Oppenheimer VA Funds - Oppenheimer International Growth Fund/VA Service Shares (Oppenheimer Intl Grow VA SS)
       - Oppenheimer VA Funds - Oppenheimer Main Street Small Cap Fund(R)/VA Service Shares (Oppenheimer MS Sm Cap VA SS)
       - PIMCO VIT - PIMCO Global Diversified Allocation Portfolio Advisor Class Shares (PIMCO VIT Glb Div All Adv Cl)
       - PIMCO VIT - PIMCO Low Duration Portfolio Advisor Class Shares (PIMCO VIT Low Dur Port Adv Cl)
       - PIMCO VIT - PIMCO Total Return Portfolio Advisor Class Shares (PIMCO VIT Total Return Adv Cl)

                            VARIABLE ANNUITY ACCOUNT

                         Notes to Financial Statements

                               December 31, 2018

       - Putnam VT Equity Income Fund - Class IB Shares (Putnam VT Equity Income Cl IB)
       - Putnam VT Growth Opportunities Fund - Class IB Shares (Putnam VT Growth Opp Cl IB)
       - Putnam VT International Equity Fund - Class IB Shares (Putnam VT Inter Eq Cl IB)
       - Putnam VT Sustainable Leaders Fund - Class IB Shares (Putnam VT Sus Leaders Fd Cl IB)
       - Securian Funds Trust - SFT Core Bond Fund - Class 2 Shares (SFT Core Bond Cl 2)
       - Securian Funds Trust - SFT Dynamic Managed Volatility Fund (SFT Dynamic Mgd Vol)
       - Securian Funds Trust - SFT Government Money Market Fund (SFT Govt Money Market)
       - Securian Funds Trust - SFT Index 400 Mid-Cap Fund - Class 2 Shares (SFT Index 400 MC Cl 2)
       - Securian Funds Trust - SFT Index 500 Fund - Class 2 Shares (SFT Index 500 Cl 2)
       - Securian Funds Trust - SFT International Bond Fund - Class 2 Shares (SFT Intl Bond Cl 2)
       -   Securian Funds Trust - SFT Ivy(SM) Growth Fund (SFT Ivy Growth)
       - Securian Funds Trust - SFT Ivy(SM) Small Cap Growth Fund (SFT Ivy Small Cap Growth)
       - Securian Funds Trust - SFT Managed Volatility Equity Fund (SFT Mgd Vol Equity)
       - Securian Funds Trust - SFT Real Estate Securities Fund - Class 2 Shares (SFT Real Estate Cl 2)
       - Securian Funds Trust - SFT T. Rowe Price Value Fund (SFT T. Rowe Price Value)
       - Securian Funds Trust - SFT Wellington Core Equity Fund - Class 2 Shares (SFT Wellington Core Equity Cl 2)

     The Securian Funds Trust was organized by Minnesota Life as an investment vehicle for its variable annuity contracts and variable life policies. Each of the Sub-accounts is registered under the Investment Company Act of 1940 (as amended) as a diversified (except Securian Funds Trust - SFT International Bond Fund - Class 2 Shares, which is non-diversified), open-end management investment company.

     Securian Financial Services, Inc. (Securian) acts as the underwriter for the Account. Securian Asset Management, Inc. (Securian AM) acts as the investment adviser for the Securian Funds Trust. Both Securian and Securian AM are affiliate companies of Minnesota Life.

     The following sub-accounts merged during 2017 and 2018:

     CLOSED PORTFOLIO                                         RECEIVING PORTFOLIO                       EFFECTIVE DATE
     --------------------------------------------  ------------------------------------------  ---------------------------------
     Putnam VT Growth and Income Fund - Class IB   Putnam VT Equity Income Fund - Class IB               May 15, 2017
     Shares                                        Shares

     Ivy VIP - Micro Cap Growth Class II           Ivy VIP - Small Cap Growth Class II                 November 2, 2018

     Securian Funds Trust - SFT Mortgage           Securian Funds Trust - SFT Core Bond               November 30, 2018
     Securities Fund - Class 2 Shares              Fund - Class 2 Shares

     The following sub-accounts had name changes during 2017 and 2018:

     FORMER NAME                                                 CURRENT NAME                           EFFECTIVE DATE
     --------------------------------------------  ------------------------------------------  ---------------------------------
     Ivy VIP - Asset Strategy                      Ivy VIP - Asset Strategy Class II                    April 28, 2017

     Ivy VIP - Balanced                            Ivy VIP - Balanced Class II                          April 28, 2017

                            VARIABLE ANNUITY ACCOUNT

                         Notes to Financial Statements

                               December 31, 2018

     FORMER NAME                                                 CURRENT NAME                           EFFECTIVE DATE
     --------------------------------------------  ------------------------------------------  ---------------------------------
     Ivy VIP - Bond                                Ivy VIP - Bond Class II                              April 28, 2017

     Ivy VIP - Core Equity                         Ivy VIP - Core Equity Class II                       April 28, 2017

     Ivy VIP - Dividend Opportunities              Ivy VIP - Dividend Opportunities                     April 28, 2017
                                                   Class II

     Ivy VIP - Energy                              Ivy VIP - Energy Class II                            April 28, 2017

     Ivy VIP - Global Bond                         Ivy VIP - Global Bond Class II                       April 28, 2017

     Ivy VIP - Global Growth                       Ivy VIP - Global Growth Class II                     April 28, 2017

     Ivy VIP - Global Natural Resources            Ivy VIP - Natural Resources Class II                 April 28, 2017

     Ivy VIP - Government Money Market             Ivy VIP - Government Money Market                    April 28, 2017
                                                   Class II

     Ivy VIP - Growth                              Ivy VIP - Growth Class II                            April 28, 2017

     Ivy VIP - High Income                         Ivy VIP - High Income Class II                       April 28, 2017

     Ivy VIP - International Core Equity           Ivy VIP - International Core Equity                  April 28, 2017
                                                   Class II

     Ivy VIP - Limited-Term Bond                   Ivy VIP - Limited-Term Bond Class II                 April 28, 2017

     Ivy VIP - Micro Cap Growth                    Ivy VIP - Micro Cap Growth Class II                  April 28, 2017

     Ivy VIP - Mid Cap Growth                      Ivy VIP - Mid Cap Growth Class II                    April 28, 2017

     Ivy VIP - Pathfinder Aggressive               Ivy VIP - Pathfinder Aggressive Class II             April 28, 2017

     Ivy VIP - Pathfinder Conservative             Ivy VIP - Pathfinder Conservative                    April 28, 2017
                                                   Class II

     Ivy VIP - Pathfinder Moderate - Managed       Ivy VIP - Pathfinder Moderate - Managed              April 28, 2017
     Volatility                                    Volatility Class II

     Ivy VIP - Pathfinder Moderate                 Ivy VIP - Pathfinder Moderate Class II               April 28, 2017

                            VARIABLE ANNUITY ACCOUNT

                         Notes to Financial Statements

                               December 31, 2018

     FORMER NAME                                                 CURRENT NAME                           EFFECTIVE DATE
     --------------------------------------------  ------------------------------------------  ---------------------------------
     Ivy VIP - Pathfinder Moderately Aggressive    Ivy VIP - Pathfinder Moderately                      April 28, 2017
     - Managed Volatility                          Aggressive - Managed Volatility Class II

     Ivy VIP - Pathfinder Moderately Aggressive    Ivy VIP - Pathfinder Moderately                      April 28, 2017
                                                   Aggressive Class II

     Ivy VIP - Pathfinder Moderately               Ivy VIP - Pathfinder Moderately                      April 28, 2017
     Conservative - Managed Volatility             Conservative - Managed Volatility
                                                   Class II

     Ivy VIP - Pathfinder Moderately               Ivy VIP - Pathfinder Moderately                      April 28, 2017
     Conservative                                  Conservative Class II

     Ivy VIP - Real Estate Securities              Ivy VIP - Advantus Real Estate                       April 28, 2017
                                                   Securities Class II

     Ivy VIP - Science and Technology              Ivy VIP - Science and Technology                     April 28, 2017
                                                   Class II

     Ivy VIP - Small Cap Growth                    Ivy VIP - Small Cap Growth Class II                  April 28, 2017

     Ivy VIP - Small Cap Value                     Ivy VIP - Small Cap Core Class II                    April 28, 2017

     Ivy VIP - Value                               Ivy VIP - Value Class II                             April 28, 2017

     The Universal Institutional Funds, Inc.       Morgan Stanley Variable Insurance                     May 1, 2017
     Morgan Stanley UIF Emerging Markets Equity    Fund, Inc. - Morgan Stanley VIF Emerging
     Portfolio - Class II Shares                   Markets Equity Portfolio - Class II Shares

     Janus Aspen Series - Balanced Portfolio -     Janus Aspen Series - Janus Henderson                  June 5, 2017
     Service Shares                                Balanced Portfolio - Service Shares

     Janus Aspen Series - Flexible Bond -          Janus Aspen Series - Janus Henderson                  June 5, 2017
     Service Shares                                Flexible Bond - Service Shares

     Janus Aspen Series - Forty Portfolio -        Janus Aspen Series - Janus Henderson                  June 5, 2017
     Service Shares                                Forty Portfolio - Service Shares

     Janus Aspen Series - Overseas Portfolio -     Janus Aspen Series - Janus Henderson                  June 5, 2017
     Service Shares                                Overseas Portfolio - Service Shares

                            VARIABLE ANNUITY ACCOUNT

                         Notes to Financial Statements

                               December 31, 2018

     FORMER NAME                                                 CURRENT NAME                           EFFECTIVE DATE
     --------------------------------------------  ------------------------------------------  ---------------------------------
     Janus Aspen Series - Perkins Mid Cap Value    Janus Aspen Series - Janus Henderson Mid              June 5, 2017
     Portfolio - Service Shares                    Cap Value Portfolio - Service Shares

     Securian Funds Trust - SFT Pyramis(R) Core    Securian Funds Trust - SFT Wellington              November 20, 2017
     Equity Fund - Class 2 Shares                  Core Equity Fund - Class 2 Shares

     Ivy VIP - Bond Class II                       Ivy VIP - Corporate Bond Class II                    April 30, 2018

     Ivy VIP - Dividend Opportunities Class II     Ivy VIP - Global Equity Income Class II              April 30, 2018

     Putnam VT Multi-Cap Growth Fund - Class IB    Putnam VT Sustainable Leaders Fund -                 April 30, 2018
     Shares                                        Class IB Shares

     Ivy VIP - Advantus Real Estate Securities     Ivy VIP - Securian Real Estate                        May 1, 2018
     Class II                                      Securities Class II

     Neuberger Berman Advisers Management Trust    Neuberger Berman Advisers Management                  May 1, 2018
     Socially Responsive - S Class Shares          Trust Sustainable Equity - S
                                                   Class Shares

     Securian Funds Trust - SFT Advantus Bond      Securian Funds Trust - SFT Core Bond                  May 1, 2018
     Fund - Class 2 Shares                         Fund - Class 2 Shares

     Securian Funds Trust - SFT Advantus           Securian Funds Trust - SFT Dynamic                    May 1, 2018
     Dynamic Managed Volatility Fund               Managed Volatility Fund

     Securian Funds Trust - SFT Advantus           Securian Funds Trust - SFT Government                 May 1, 2018
     Government Money Market Fund                  Money Market Fund

     Securian Funds Trust - SFT Advantus Index     Securian Funds Trust - SFT Index 400                  May 1, 2018
     400 Mid-Cap Fund - Class 2 Shares             Mid-Cap Fund - Class 2 Shares

     Securian Funds Trust - SFT Advantus Index     Securian Funds Trust - SFT Index 500                  May 1, 2018
     500 Fund - Class 2 Shares                     Fund - Class 2 Shares

     Securian Funds Trust - SFT Advantus           Securian Funds Trust - SFT International              May 1, 2018
     International Bond Fund - Class 2 Shares      Bond Fund - Class 2 Shares

                            VARIABLE ANNUITY ACCOUNT

                         Notes to Financial Statements

                               December 31, 2018

     FORMER NAME                                                 CURRENT NAME                           EFFECTIVE DATE
     --------------------------------------------  ------------------------------------------  ---------------------------------
     Securian Funds Trust - SFT Advantus Managed   Securian Funds Trust - SFT Managed                    May 1, 2018
     Volatility Equity Fund                        Volatility Equity Fund

     Securian Funds Trust - SFT Advantus           Securian Funds Trust - SFT Mortgage                   May 1, 2018
     Mortgage Securities Fund - Class 2 Shares     Securities Fund - Class 2 Shares

     Securian Funds Trust - SFT Advantus Real      Securian Funds Trust - SFT Real Estate                May 1, 2018
     Estate Securities Fund - Class 2 Shares       Securities Fund - Class 2 Shares

(2)  SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

     The Account and Sub-accounts are investment companies and follow accounting and reporting guidance under Financial Accounting Standards Board (FASB) Accounting Standards Codification (ASC) Topic 946, Financial Services - Investment Companies. The significant accounting policies followed consistently by the Account are as follows:

     (A)  USE OF ESTIMATES

          The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts in the financial statements and disclosure of contingent assets and liabilities. Actual results could differ from those estimates.

     (B)  INVESTMENTS IN UNDERLYING FUNDS

          Investments in shares of the underlying funds are stated at fair value which is the net asset value per share as determined daily by each underlying fund. Investment transactions are recorded on a trade date basis. The cost of investments sold is determined on the first in first out (FIFO) basis.

          Realized gains (losses) on investments include realized gain (loss) distributions received from the respective underlying funds. Realized gain (loss) distributions are reinvested in the respective underlying funds.

          All dividend distributions received from the underlying funds are reinvested in additional shares of the underlying funds and are recorded by the sub accounts on the ex-dividend date. The affiliated funds may utilize consent dividends to effectively distribute income for income tax purposes. The account "consents" to treat these amounts as dividend income for tax purposes although they are not paid by the underlying funds. Therefore, no dividend income is recorded in the Statements of Operations related to such consent dividends.

                            VARIABLE ANNUITY ACCOUNT

                         Notes to Financial Statements

                               December 31, 2018

     (C)  FEDERAL INCOME TAXES

          The Account is treated as part of Minnesota Life for federal income tax purposes. Under existing federal income tax law, no income taxes are payable on investment income or capital gain distributions received by the Sub-account from the underlying funds. Any applicable taxes will be the responsibility of contract holders or beneficiaries upon termination or withdrawal.

     (D)  CONTRACTS IN ANNUITY PAYMENT PERIOD

          Annuity reserves are computed for currently payable contracts according to the mortality and assumed interest rate assumptions used to purchase the annuity income. If additional annuity reserves are required to support the liability, Minnesota Life reimburses the Account. If the reserves held are less than required, transfers may be made to Minnesota Life.

(3)  EXPENSES AND RELATED PARTY TRANSACTIONS

     (A)  MULTIOPTION FLEX/SINGLE/SELECT

          The mortality and expense charge paid to Minnesota Life is computed daily and is equal, on an annual basis, to 1.25% of the average daily net assets of the Account. Under certain conditions, the charge may be increased to 1.40% of the average daily net assets of the Account. This is charged through the daily unit value calculation. A contingent deferred sales charge may be imposed on a Multi-Option Flex or Single Annuity contract owner during the first ten years if a contract's accumulation value is withdrawn or surrendered. A seven year, per deposit, contingent deferred sales charge may be imposed on MultiOption Select contract owners if a contract's accumulation value is withdrawn or surrendered. For the years ended December 31, 2018 and 2017, contingent deferred sales charges totaled $7,600 and $1,632, respectively.

     (B)  MULTIOPTION CLASSIC/ACHIEVER

          The mortality and expense charge paid to Minnesota Life is computed daily and is equal, on an annual basis, to 1.25% of the average daily net assets of the Account. Under certain conditions, the charge may be increased to 1.40% of the average daily net assets of the Account. This is charged through the daily unit value calculation.

          The administrative charge paid to Minnesota Life is equal, on an annual basis, to 0.15% of the average daily net assets of the Account. Under certain conditions, the charge may be increased to not more than 0.40% of the average daily net assets of the Account.

          A contingent deferred sales charge paid may be imposed on a MultiOption Classic contract owner during the first ten years if a contract's accumulation value is reduced by a withdrawal or surrender. A seven year, per deposit, contingent deferred sales charge may be imposed on a MultiOption Achiever contract owner if a contract's accumulation value is reduced by a withdrawal or surrender. For the years ended December 31, 2018 and 2017, contingent deferred sales charges totaled $7,746 and $10,896, respectively.

          Within each contract, premium taxes may be deducted from purchase payments or at the commencement of annuity payments. Currently such taxes range from 0.00% to 3.50% depending on the applicable state

                            VARIABLE ANNUITY ACCOUNT

                         Notes to Financial Statements

                               December 31, 2018

          law. No premium taxes were deducted from the purchase payments for the years ended December 31, 2018 and 2017.

          Where allowed by law, Minnesota Life reserves the right to credit certain additional amounts, the "Wealthbuilder Credit", to certain MultiOption Achiever contracts in circumstances where large purchase payments are made to those contracts. Those amounts are obtained from the Minnesota Life General Account. Minnesota Life reserves the right to modify, suspend or terminate the Wealthbuilder Credit program at any time without notice.

     (C)  MULTIOPTION ADVISOR SERIES

          There are three classes of contracts offered under this registration statement - B Class, C Class, and L Class. The mortality and expense risk fee paid to Minnesota Life is computed daily and is equal, on an annual basis, to 1.05%, 1.40%, and 1.35%, respectively, of the average daily net assets of the Account. This is charged through the daily unit value calculation.

          The administrative fee paid to Minnesota Life is equal, on an annual basis, to 0.15% of the average daily net assets of the Account. Within each contract, premium taxes may be deducted from purchase payments or at the commencement of annuity payments. Currently such taxes range from 0.00% to 3.50% depending on the applicable state law. No premium taxes were deducted from the purchase payments for the years ended December 31, 2018 and 2017.

          A contingent deferred sales charge may be imposed on a MultiOption Advisor B Class contract owner on a seven year, per deposit basis, if a contract's accumulation value is reduced by a withdrawal or surrender. A contingent deferred sales charge may be imposed on a MultiOption Advisor L Class contract owner on a four year, per deposit basis, if a contract's accumulation value is reduced by a withdrawal or surrender.

          There is no contingent deferred sales charge applied to withdrawals or surrenders from a MultiOption C Class contract. For the years ended December 31, 2018 and 2017, contingent deferred sales charges for all MultiOption Advisor classes totaled $405,318 and $477,720, respectively.

          In addition to the base contracts, optional death and living benefit riders are available as set forth in the product's prospectus. Some of these benefits have separate account charges that are computed daily and each of which can be equal, on an annual basis, to 0.15% to 0.50% of the average daily net assets of the Account. These are charged through the daily unit value calculation. Other benefits have a charge that may be based on accumulation value or benefit base and are deducted periodically from the accumulation value of the contract.

     (D)  MEGANNUITY/UMOA

          The administrative charge paid to Minnesota Life is equal, on an annual basis, to 0.15% of the average daily net assets of the Account. Under certain conditions, the charge may be increased to not more than 0.35% of the average daily net assets of the Account. This is charged through the daily unit value calculation.

          Within each contract, premium taxes may be deducted from purchase payments or at the commencement of annuity payments. Currently such taxes range from 0.00% to 3.50% depending on the applicable state

                            VARIABLE ANNUITY ACCOUNT

                         Notes to Financial Statements

                               December 31, 2018

          law. No premium taxes were deducted from the purchase payments for the years ended December 31, 2018 and 2017.

     (E)  ADJUSTABLE INCOME ANNUITY

          The mortality and expense risk charge paid to Minnesota Life is computed daily and is equal, on an annual basis, to 0.80% of the average daily net assets of the Account. Under certain conditions, the charge may be increased to not more than 1.40% of the average daily net assets of the Account. This is charged through the daily unit value calculation.

          The administrative charge paid to Minnesota Life is computed daily and is equal, on an annual basis, to 0.15% of the average net assets of the Account. Under certain conditions, the charge may be increased to not more than 0.40% of the average daily net assets of the Account.

          Contract purchase payments for Adjustable Income Annuity are reflected net of the following charges paid Minnesota Life:

               A sales charge up to 4.50%, depending upon the total amount of purchase payments, is deducted from each contract purchase payment. No sales charges were deducted from contract purchase payments for the years ended December 31, 2018 and 2017.

               A risk charge in the amount of 2.00% is deducted from each contract purchase payment. Under certain conditions, the risk charge may be as high as 2.00%. No risk charges were deducted from contract purchase payments for the years ended December 31, 2018 and 2017.

               A premium tax charge of up to 3.50% is deducted from each contract purchase payment. No premium tax charges were deducted from contract purchase payments for the years ended December 31, 2018 and 2017.

     (F)  WADDELL & REED ADVISORS RETIREMENT BUILDER

          The mortality and expense risk charge paid to Minnesota Life is computed daily and is equal, on an annual basis, to 1.10% of the average daily net assets of the Account. This is charged through the daily unit value calculation.

          The administrative fee paid to Minnesota Life is equal, on an annual basis, to 0.15% of the average daily net assets of the Account. Within each contract, premium taxes may be deducted from purchase payments or at the commencement of annuity payments. Currently such taxes range from 0.00% to 3.50% depending on the applicable state law. No premium taxes were deducted from the purchase payments for the years ended December 31, 2018 and 2017.

          A contingent deferred sales charge may be imposed on a Waddell & Reed Advisors Retirement Builder contract owner on an eight year, per deposit basis, if a contract's accumulation value is reduced by a withdrawal or surrender. For the years ended December 31, 2018 and 2017, contingent deferred sales charges totaled $385,521 and $512,342, respectively.

          In addition to the base contract, optional death and living benefit riders are available as set forth in the product's prospectus. Some of these benefits have separate account charges that are computed daily and

                            VARIABLE ANNUITY ACCOUNT

                         Notes to Financial Statements

                               December 31, 2018

          each of which can be equal, on an annual basis, to 0.15% to 0.50% of the average daily net assets of the Account. These are charged through the daily unit value calculation. Other benefits have a charge that may be based on accumulation value or benefit base and are deducted periodically from the accumulation value of the contract.

     (G)  MULTIOPTION LEGEND

          The mortality and expense risk charge paid to Minnesota Life is computed daily and is equal, on an annual basis, to 1.50% of the average daily net assets of the Account. This is charged through the daily unit value calculation.

          The administrative fee paid to Minnesota Life is equal, on an annual basis, to 0.15% of the average daily net assets of the Account. Within each contract, premium taxes may be deducted from purchase payments or at the commencement of annuity payments. Currently such taxes range from 0.00% to 3.50% depending on the applicable state law. No premium taxes were deducted from the purchase payments for the years ended December 31, 2018 and 2017.

          A contingent deferred sales charge may be imposed on a MultiOption Legend contract owner on a four year, per deposit basis, if a contract's accumulation value is reduced by a withdrawal or surrender. For the years ended December 31, 2018 and 2017, contingent deferred sales charges totaled $687 and $1,954, respectively.

          In addition to the base contract, optional death and living benefit riders are available. Some of these benefits have separate account charges that are computed daily and are equal, on an annual basis, to 0.15% to 0.50% of the average daily net assets of the Account. These are charged through the daily unit value calculation. Other benefits have a charge that may be based on accumulation value or benefit base and are deducted periodically from the accumulation value of the contract.

     (H)  MULTIOPTION EXTRA

          The mortality and expense risk charge paid to Minnesota Life is computed daily and is equal, on an annual basis, to 1.70% of the average daily net assets of the Account during the first nine contract years and 1.10% of the average daily net assets of the Account in contract years ten and later. This is charged through the daily unit value calculation.

          The administrative fee paid to Minnesota Life is equal, on an annual basis, to 0.15% of the average daily net assets of the Account. Within each contract, premium taxes may be deducted from purchase payments or at the commencement of annuity payments. Currently such taxes range from 0.00% to 3.50% depending on the applicable state law. No premium taxes were deducted from the purchase payments for the years ended December 31, 2018 and 2017.

          A contingent deferred sales charge may be imposed on a MultiOption Extra contract owner on an eight year, per deposit basis, if a contract's accumulation value is reduced by a withdrawal or surrender. For the years ended December 31, 2018 and 2017, contingent deferred sales charges totaled $778,452 and $873,210, respectively.

          In addition to the base contract, optional death and living benefit riders are available as set forth in the product's prospectus. Some of these benefits have separate account charges that are computed daily and

                            VARIABLE ANNUITY ACCOUNT

                         Notes to Financial Statements

                               December 31, 2018

          each of which can be equal, on an annual basis, to 0.15% to 0.50% of the average daily net assets of the Account. These are charged through the daily unit value calculation. Other benefits have a charge that may be based on accumulation value or benefit base and are deducted periodically from the accumulation value of the contract.

     (I)  MULTIOPTION GUIDE SERIES

          There are two classes of contracts offered under this series - B Series and L Series. The mortality and expense risk fee paid to Minnesota Life is computed daily and is equal, on an annual basis, to 1.20% and 1.55%, respectively, of the average daily net assets of the Account. This is charged through the daily unit value calculation.

          The administrative fee paid to Minnesota Life is equal, on an annual basis, to 0.15% of the average daily net assets of the Account. Within each contract, premium taxes may be deducted from purchase payments or at the commencement of annuity payments. Currently such taxes range from 0.00% to 3.50% depending on the applicable state law. No premium taxes were deducted from the purchase payments for the years ended December 31, 2018 and 2017.

          A contingent deferred sales charge may be imposed on a MultiOption Guide B Series contract owner on a seven year, per deposit basis, if a contract's accumulation value is reduced by a withdrawal or surrender. A contingent deferred sales charge may be imposed on a MultiOption Guide L Series contract owner on a four year, per deposit basis, if a contract's accumulation value is reduced by a withdrawal or surrender.

          For the years ended December 31, 2018 and 2017, contingent deferred sales charges totaled $1,351,319 and $1,408,365, respectively.

          In addition to the base contracts, optional death and living benefit riders are available as set forth in the product's prospectus. One of the benefits has a separate account charge that is computed daily which is equal, on an annual basis, to 0.25% of the average daily net assets of the Account. This is charged through the daily unit value calculation. Other benefits have a charge that may be based on accumulation value or benefit base and are deducted periodically from the accumulation value of the contract.

     (J)  MULTIOPTION ADVANTAGE

          The mortality and expense risk charge paid to Minnesota Life is computed daily and is equal, on an annual basis, to 0.15% of the average daily net assets of the Account. This is charged through the daily unit value calculation.

          The administrative fee paid to Minnesota Life is equal, on an annual basis, to 0.15% of the average daily net assets of the Account. Within each contract, premium taxes may be deducted from purchase payments or at the commencement of annuity payments. Currently such taxes range from 0.00% to 3.50% depending on the applicable state law. No premium taxes were deducted from the purchase payments for the years ended December 31, 2018 and 2017.

          In addition to the base contracts, optional death and living benefit riders are available as set forth in the product's prospectus. The charges may be based on accumulation value or benefit base and are deducted periodically from the accumulation value of the contract.

                            VARIABLE ANNUITY ACCOUNT

                         Notes to Financial Statements

                               December 31, 2018

     (K)  WADDELL & REED ADVISORS RETIREMENT BUILDER II

          There are two classes of contracts offered under this series - B Series and L Series. The mortality and expense risk fee paid to Minnesota Life is computed daily and is equal, on an annual basis, to 1.15% and 1.55%, respectively, of the average daily net assets of the Account. This is charged through the daily unit value calculation.

          The administrative fee paid to Minnesota Life is equal, on an annual basis, to 0.15% of the average daily net assets of the Account. Within each contract, premium taxes may be deducted from purchase payments or at the commencement of annuity payments. Currently such taxes range from 0.00% to 3.50% depending on the applicable state law. No premium taxes were deducted from the purchase payments for the years ended December 31, 2018 and 2017.

          A contingent deferred sales charge may be imposed on a Waddell & Reed Advisors Retirement Builder II - B Series contract owner on an eight year, per deposit basis, if a contract's accumulation value is reduced by a withdrawal or surrender. A contingent deferred sales charge may be imposed on a Waddell & Reed Advisors Retirement Builder II - L Series contract owner on a four year, per deposit basis, if a contract's accumulation value is reduced by a withdrawal or surrender.

          For the years ended December 31, 2018 and 2017, contingent deferred sales charges totaled $210,604 and $210,199, respectively.

          In addition to the base contracts, optional death and living benefit riders are available as set forth in the product's prospectus. One of the benefits has a separate account charge that is computed daily which is equal, on an annual basis, to 0.25% of the average daily net assets of the Account. This is charged through the daily unit value calculation. Other benefits have a charge that may be based on accumulation value or benefit base and are deducted periodically from the accumulation value of the contract.

     (L)  OTHER

          To the extent the Account invests in the Securian Funds Trust, the Account indirectly incurs management fees that are payable to Securian AM. The advisory fee agreement provides for payments ranging from 0.15% to 0.85% of average daily net assets. In addition, the Securian Funds Trust has adopted a Rule 12b-1 distribution plan covering all of the funds. Under the plan, the Securian Funds Trust pays distribution fees up to 0.25% of average daily net assets to Securian. Each fund pays an annual fee ranging from 0.01% to 0.05% of net assets to State Street, Inc. for daily fund accounting services. Securian Funds Trust also pays an administrative services fee to Minnesota Life. To the extent the Account invests in nonaffiliated funds, the Account will also indirectly incur fees.

          On May 1, 2014, Minnesota Life and its affiliates undertook a substitution of certain underlying investments in a transaction approved by the SEC. As part of that transaction, Minnesota Life agreed to make a reduction in sub-account expenses to those contracts with assets allocated to specified funds on May 1, 2014, as follows:

            - Securian Funds Trust - SFT T. Rowe Price Value Fund - Class 2 Shares - to the extent the fund's annual net operating expenses exceed 0.98%, Minnesota Life has made a corresponding reduction

                            VARIABLE ANNUITY ACCOUNT

                         Notes to Financial Statements

                               December 31, 2018

                in sub-account expenses, until April 30, 2016, to those contract owners whose sub-account invests in the fund.

            - Securian Funds Trust - SFT Ivy(SM) Small Cap Growth Fund - Class 2 Shares - to the extent the fund's management fee exceeds 0.83% on assets over $1 billion, Minnesota Life has made a corresponding reduction in sub-account expenses, until September 30, 2016, to those contract owners whose sub-account invests in the fund; and to the extent the fund's annual net operating expenses exceed 1.16%, Minnesota Life has made a corresponding reduction in sub-account expenses, until April 30, 2016, to those contract owners whose sub-account invests in the fund.

            - Securian Funds Trust - SFT Wellington Core Equity Fund - Class 2 Shares - to the extent the fund's annual net operating expenses exceeds 0.89% (Class 2 Shares) or 0.64% (Class 1 Shares), Minnesota Life will make a corresponding reduction in sub-account expenses, for the life of each contract outstanding on May 1, 2014, to those contract owners whose sub-account invests in the fund.

          These fee waivers are reported on the statements of operations as "Fees Waived" of the respective sub-account.

(4)  FAIR VALUE MEASUREMENT

     In accordance with FASB ASC Topic 820, Fair Value Measurement (FASB ASC
     820), fair value is defined as the price that the Account would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment.

     The fair value of the Account's financial assets has been determined using available market information as of December 31, 2018. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability (exit price) in an orderly transaction between market participants at the measurement date. In determining fair value, the Account primarily uses the market approach which utilizes relevant information generated by market transactions involving identical or comparable assets or liabilities. When applying the market approach, the Account maximizes the use of observable inputs and minimizes the use of unobservable inputs. Observable inputs reflect the assumptions market participants would use in valuing a financial instrument based on market data obtained from sources independent of the Account. Unobservable inputs reflect the Account's estimates about the assumptions market participants would use in valuing financial assets and financial liabilities based on the best information available in the circumstances.

     The Account is required to categorize its financial assets recorded on the Statements of Assets, Liabilities, and Contract Owners' Equity according to a three-level hierarchy. A level is assigned to each financial asset and financial liability based on the lowest level input that is significant to the fair value measurement in its entirety.

     The levels of fair value hierarchy are as follows:

          Level 1 - Fair value is based on unadjusted quoted prices for identical assets or liabilities in an active market.

                            VARIABLE ANNUITY ACCOUNT

                         Notes to Financial Statements

                               December 31, 2018

          Level 2 - Fair value is based on other significant observable market-based inputs (including quoted prices for similar securities, interest rates, credit risk and prepayment speed).

          Level 3 - Fair value is based on at least one or more significant unobservable inputs, which may include the Account's own assumptions in determining the fair value of investments.

     The Account uses prices and inputs that are current as of the measurement date. In periods of market disruption, the ability to observe prices and inputs may be reduced, which could cause an asset or liability to be reclassified to a lower level. Inputs used to measure fair value of an asset or liability may fall into different levels of the fair value hierarchy. In these situations, the Account will determine the level in which the fair value falls based upon the lowest level input that is significant to the determination of the fair value.

     As of December 31, 2018, all of the Account's investments are classified as Level 2 as the values are based upon reported net asset values provided by the fund managers. It has been determined that no transfers between levels occurred during the year. The characterization of the underlying securities held by the funds in accordance with the fair value measurement and disclosures topic of the ASC 820 differs from the characterization of an investment in the fund.

                            VARIABLE ANNUITY ACCOUNT

                         Notes to Financial Statements

                               December 31, 2018

(5)  INVESTMENT TRANSACTIONS

     The aggregate cost of purchases and proceeds from sales of investments during the year or period ended December 31, 2018 were as follows:


     SUB-ACCOUNT                                                      PURCHASES           SALES
     ------------------------------------------------------------  ----------------  -----------------
     AB VPS DynAsstAll Cl B                                        $    19,240,573   $      5,326,373
     AB VPS Intl Value Cl B                                                144,601            137,696
     Am Century VP Inc & Gro Cl II                                       1,628,758          1,525,179
     Am Century VP Infl Pro Cl II                                        3,588,160          9,609,951
     Amer Funds IS Glbl Bond Cl 2                                        2,667,553          4,003,209
     Amer Funds IS Glbl Growth Cl 2                                      4,728,189          2,184,697
     Amer Funds IS Glbl Sm Cp Cl 2                                       2,786,273            849,382
     Amer Funds IS Growth Cl 2                                          19,395,417          5,426,332
     Amer Funds IS Growth-Inc Cl 2                                       6,051,396          4,499,695
     Amer Funds IS Intl Cl 2                                             3,664,726          2,140,464
     Amer Funds IS New World Cl 2                                        3,224,887          1,593,694
     Amer Funds IS US Govt/AAA Cl 2                                      1,787,994          2,613,819
     ClearBridge Var Sm Gro Cl II                                       10,362,612          4,333,412
     Fidelity VIP Equity-Income SC2                                      5,717,593         11,694,657
     Fidelity VIP Mid Cap SC2                                            5,471,171          5,822,378
     Franklin Dev Mkts VIP Cl 2                                          2,709,965          8,075,235
     Franklin Mutual Shs VIP Cl 2                                          804,955          1,885,456
     Franklin Small Cp Val VIP Cl 2                                      6,287,086          2,682,426
     Franklin Sm-Md Cp Gr VIP Cl 2                                       2,162,252          1,716,434
     Goldman Sachs VI HQ Flt Rt SS                                       6,588,625          5,421,951
     Goldman Sachs VIT Gbl Trnds SS                                     20,934,476          3,379,019
     Invesco VI Amer Value Sr II                                         1,892,707          1,469,445
     Invesco VI Comstock Sr II                                           8,171,235          6,354,663
     Invesco VI Equity & Inc Sr II                                       1,517,235            635,428
     Invesco VI Growth & Inc Sr II                                       1,040,656          1,539,418
     Invesco VI Sm Cap Eqty Sr II                                        2,069,454          3,258,065
     Ivy VIP Asset Strategy Cl II                                        9,518,981         25,111,499
     Ivy VIP Balanced Cl II                                              5,854,602         17,058,268
     Ivy VIP Core Equity Cl II                                          10,266,380         17,155,407
     Ivy VIP Corporate Bond Cl II                                       10,602,281         17,710,976
     Ivy VIP Energy Cl II                                                  392,008          1,513,846
     Ivy VIP Global Bond Cl II                                             507,317            766,502
     Ivy VIP Global Eq Inc Cl II                                         2,410,518          3,160,564
     Ivy VIP Global Growth Cl II                                         9,427,461         15,442,625
     Ivy VIP Govt Money Market Cl II                                     3,938,464          2,644,589
     Ivy VIP Growth Cl II                                                7,001,036         13,694,231

                            VARIABLE ANNUITY ACCOUNT

                         Notes to Financial Statements

                               December 31, 2018

     SUB-ACCOUNT                                                      PURCHASES           SALES
     ------------------------------------------------------------  ----------------  -----------------
     Ivy VIP High Income Cl II                                     $     9,850,605   $     14,496,143
     Ivy VIP Intl Core Equity Cl II                                     12,484,194         19,726,393
     Ivy VIP Limited-Term Bond Cl II                                     3,857,683          4,593,374
     Ivy VIP Micro Cap Growth Cl II (a)                                 12,665,545         44,442,372
     Ivy VIP Mid Cap Growth Cl II                                        7,487,924         14,036,682
     Ivy VIP Natural Res Cl II                                           3,781,006          5,264,723
     Ivy VIP Path Mod Agg MVF Cl II                                      9,417,007          7,824,643
     Ivy VIP Path Mod Con MVF Cl II                                      3,254,682          4,136,909
     Ivy VIP Path Mod MVF Cl II                                         45,699,943         14,993,933
     Ivy VIP Pathfinder Aggressive Cl II                                 1,997,332          3,681,338
     Ivy VIP Pathfinder Conserv Cl II                                    2,874,161          6,131,886
     Ivy VIP Pathfinder Mod Aggr Cl II                                  17,928,278         44,565,234
     Ivy VIP Pathfinder Mod Cons Cl II                                   3,915,739         11,513,327
     Ivy VIP Pathfinder Moderate Cl II                                  13,748,121         34,716,268
     Ivy VIP Science & Tech Cl II                                       17,395,498         19,778,545
     Ivy VIP Securian RE Sec Cl II                                       1,233,725          2,437,651
     Ivy VIP Small Cap Core Cl II                                       14,682,363         13,865,029
     Ivy VIP Small Cap Growth Cl II                                     49,597,283         11,062,102
     Ivy VIP Value Cl II                                                 5,866,776         15,138,481
     Janus Henderson Balanced SS                                         5,125,359          3,430,019
     Janus Henderson Flexible Bond SS                                    2,736,554          2,669,809
     Janus Henderson Forty SS                                           17,887,533         11,102,569
     Janus Henderson Mid Cp Val SS                                       3,405,008          2,383,198
     Janus Henderson Overseas SS                                         2,335,123          7,734,107
     MFS VIT II Intl Value SC                                            3,117,437          1,319,980
     MFS VIT Mid Cap Growth Ser SC                                       1,545,660            958,146
     MorgStanley VIF Emg Mk Eq Cl 2                                      3,500,245          4,695,168
     Morningstar Aggr Growth ETF II                                      2,087,601          1,251,566
     Morningstar Balanced ETF II                                         6,037,407         10,967,073
     Morningstar Conservative ETF II                                     2,818,996          2,888,790
     Morningstar Growth ETF II                                           5,349,053          6,158,741
     Morningstar Inc & Growth ETF II                                     2,524,777          5,587,631
     Neuberger Berman Sustain Eq S Cl                                      320,704            821,003
     Oppenheimer Intl Grow VA SS                                         4,827,507          2,556,923
     Oppenheimer MS Sm Cap VA SS                                           678,201            726,734
     PIMCO VIT Glb Div All Adv Cl                                       34,586,665          2,308,409
     PIMCO VIT Low Dur Port Adv Cl                                       4,284,081          8,472,763

                            VARIABLE ANNUITY ACCOUNT

                         Notes to Financial Statements

                               December 31, 2018

     SUB-ACCOUNT                                                      PURCHASES           SALES
     ------------------------------------------------------------  ----------------  -----------------
     PIMCO VIT Total Return Adv Cl                                 $    13,303,709   $     19,422,602
     Putnam VT Equity Income Cl IB                                       1,816,977          2,158,035
     Putnam VT Growth Opp Cl IB                                          6,568,260          1,938,777
     Putnam VT Inter Eq Cl IB                                              198,271            430,208
     Putnam VT Sus Leaders Fd Cl IB                                        727,368            894,134
     SFT Core Bond Cl 2                                                 58,264,556         27,080,564
     SFT Dynamic Mgd Vol                                                58,500,288          6,076,322
     SFT Govt Money Market                                              29,913,084         23,676,696
     SFT Index 400 MC Cl 2                                               2,757,639         12,083,870
     SFT Index 500 Cl 2                                                  9,184,194         28,960,026
     SFT Intl Bond Cl 2                                                  4,189,926          8,655,203
     SFT Ivy Growth                                                      6,875,152         42,274,090
     SFT Ivy Small Cap Growth                                            5,949,940         11,573,214
     SFT Mgd Vol Equity                                                 55,456,097          5,817,449
     SFT Mortgage Cl 2 (b)                                               1,789,114         57,130,072
     SFT Real Estate Cl 2                                                3,826,754         12,021,901
     SFT T. Rowe Price Value                                             1,366,734         16,894,551
     SFT Wellington Core Equity Cl 2                                     1,081,738          8,962,331
     TOPS Mgd Risk Bal ETF Cl 2                                          3,430,684          4,173,728
     TOPS Mgd Risk Flex ETF                                             14,302,877          5,009,044
     TOPS Mgd Risk Growth ETF Cl 2                                       7,232,136          5,666,486
     TOPS Mgd Risk Mod Gro ETF Cl 2                                      2,647,938          3,642,073

--------
(a) For the period from January 1, 2018 through November 2, 2018.
(b) For the period from January 1, 2018 through November 30, 2018.

                            VARIABLE ANNUITY ACCOUNT

                         Notes to Financial Statements

                               December 31, 2018

(6)  UNIT ACTIVITY FROM CONTRACT TRANSACTIONS

     Transactions in units for each segregated Sub-account for the years or periods ended December 31, 2018 and 2017 were as follows:

                                                                        SEGREGATED SUB-ACCOUNTS
                                       ---------------------------------------------------------------------------------------------
                                           AB VPS          AB VPS        AM CENTURY      AM CENTURY      AMER FUNDS     AMER FUNDS
                                         DYNASSTALL      INTL VALUE       VP INC &        VP INFL         IS GLBL         IS GLBL
                                            CL B            CL B         GRO CL II       PRO CL II       BOND CL 2      GROWTH CL 2
                                       --------------  --------------  --------------  --------------  --------------  -------------
Units outstanding at December 31, 2016   123,375,511       1,326,000       1,966,053      55,809,466       9,219,030      8,123,364
  Contract purchase payments              12,779,957         258,816         328,875       3,678,531       4,708,759      1,601,441
  Contract terminations, withdrawal
    payments and charges                  (6,270,994)       (520,551)       (588,364)     (3,591,089)     (1,446,437)    (1,214,311)
                                       --------------  --------------  --------------  --------------  --------------  -------------
Units outstanding at December 31, 2017   129,884,474       1,064,265       1,706,564      55,896,908      12,481,352      8,510,494
  Contract purchase payments              15,053,999         223,787         400,098       1,591,696       2,445,287      1,962,259
  Contract terminations, withdrawal
    payments and charges                  (4,148,634)       (190,366)       (518,544)     (7,357,974)     (3,965,486)    (1,148,342)
                                       --------------  --------------  --------------  --------------  --------------  -------------
Units outstanding at December 31, 2018   140,789,839       1,097,686       1,588,118      50,130,630      10,961,153      9,324,411
                                       ==============  ==============  ==============  ==============  ==============  =============

                                                                        SEGREGATED SUB-ACCOUNTS
                                       ---------------------------------------------------------------------------------------------
                                         AMER FUNDS      AMER FUNDS      AMER FUNDS      AMER FUNDS      AMER FUNDS     AMER FUNDS
                                         IS GLBL SM      IS GROWTH       IS GROWTH-       IS INTL          IS NEW       IS US GOVT/
                                          CP CL 2           CL 2          INC CL 2          CL 2         WORLD CL 2      AAA CL 2
                                       --------------  --------------  --------------  --------------  --------------  -------------
Units outstanding at December 31, 2016     7,033,452      22,180,173      18,071,816      14,209,167       9,834,097     11,704,406
  Contract purchase payments               2,028,305       4,435,320       2,106,380       3,525,623       2,010,924      2,619,390
  Contract terminations, withdrawal
    payments and charges                    (979,913)     (2,632,852)     (5,497,122)     (3,918,708)     (1,551,536)    (1,742,859)
                                       --------------  --------------  --------------  --------------  --------------  -------------
Units outstanding at December 31, 2017     8,081,844      23,982,641      14,681,074      13,816,082      10,293,485     12,580,937
  Contract purchase payments               1,627,396       6,561,998       1,741,596       2,007,720       2,443,638      1,560,321
  Contract terminations, withdrawal
    payments and charges                    (561,422)     (2,496,620)     (2,010,029)     (1,508,801)     (1,311,933)    (2,435,154)
                                       --------------  --------------  --------------  --------------  --------------  -------------
Units outstanding at December 31, 2018     9,147,818      28,048,019      14,412,641      14,315,001      11,425,190     11,706,104
                                       ==============  ==============  ==============  ==============  ==============  =============

                                                                        SEGREGATED SUB-ACCOUNTS
                                       ---------------------------------------------------------------------------------------------
                                        CLEARBRIDGE     FIDELITY VIP      FIDELITY        FRANKLIN        FRANKLIN       FRANKLIN
                                         VAR SM GRO       EQUITY-         VIP MID         DEV MKTS       MUTUAL SHS      SMALL CP
                                           CL II         INCOME SC2       CAP SC2         VIP CL 2        VIP CL 2     VAL VIP CL 2
                                       --------------  --------------  --------------  --------------  --------------  -------------
Units outstanding at December 31, 2016     1,710,336      35,486,982       9,231,817       9,834,949       2,650,681     21,381,321
  Contract purchase payments               8,266,328       1,107,556         483,567       2,650,590       2,029,545      1,553,938
  Contract terminations, withdrawal
    payments and charges                    (689,708)     (7,444,401)     (1,168,762)     (2,472,015)       (489,485)    (7,187,039)
                                       --------------  --------------  --------------  --------------  --------------  -------------
Units outstanding at December 31, 2017     9,286,956      29,150,137       8,546,622      10,013,524       4,190,741     15,748,220
  Contract purchase payments               6,127,411         470,560         437,293       1,005,851          93,284      1,035,267
  Contract terminations, withdrawal
    payments and charges                  (2,963,587)     (4,313,613)     (1,148,318)     (2,896,489)       (709,972)    (1,341,098)
                                       --------------  --------------  --------------  --------------  --------------  -------------
Units outstanding at December 31, 2018    12,450,780      25,307,084       7,835,597       8,122,886       3,574,053     15,442,389
                                       ==============  ==============  ==============  ==============  ==============  =============

                            VARIABLE ANNUITY ACCOUNT

                         Notes to Financial Statements

                               December 31, 2018

                                                                        SEGREGATED SUB-ACCOUNTS
                                       ---------------------------------------------------------------------------------------------
                                          FRANKLIN
                                           SM-MD          GOLDMAN         GOLDMAN        INVESCO VI      INVESCO VI     INVESCO VI
                                           CP GR        SACHS VI HQ      SACHS VIT       AMER VALUE       COMSTOCK     EQUITY & INC
                                          VIP CL 2       FLT RT SS      GBL TRNDS SS       SR II           SR II           SR II
                                       --------------  --------------  --------------  --------------  --------------  -------------
Units outstanding at December 31, 2016     5,252,793      37,151,922     114,933,333       6,023,777      19,290,413      2,810,199
  Contract purchase payments                 582,212       3,458,113      10,805,704         769,322       2,345,696      1,542,895
  Contract terminations, withdrawal
    payments and charges                  (1,068,386)     (2,322,466)     (4,786,564)       (915,021)     (2,212,311)      (427,032)
                                       --------------  --------------  --------------  --------------  --------------  -------------
Units outstanding at December 31, 2017     4,766,619      38,287,569     120,952,473       5,878,078      19,423,798      3,926,062
  Contract purchase payments                 607,697       5,713,710      16,674,031         374,993         705,034        541,198
  Contract terminations, withdrawal
    payments and charges                    (800,874)     (4,870,747)     (2,653,493)       (800,867)     (1,926,967)      (301,721)
                                       --------------  --------------  --------------  --------------  --------------  -------------
Units outstanding at December 31, 2018     4,573,442      39,130,532     134,973,011       5,452,204      18,201,865      4,165,539
                                       ==============  ==============  ==============  ==============  ==============  =============

                                                                        SEGREGATED SUB-ACCOUNTS
                                       ---------------------------------------------------------------------------------------------
                                         INVESCO VI      INVESCO VI    IVY VIP ASSET       IVY VIP        IVY VIP         IVY VIP
                                          GROWTH &      SM CAP EQTY       STRATEGY        BALANCED      CORE EQUITY      CORPORATE
                                         INC SR II         SR II           CL II            CL II          CL II        BOND CL II
                                       --------------  --------------  --------------  --------------  --------------  -------------
Units outstanding at December 31, 2016     3,277,045      14,238,814      57,198,258      32,270,184      39,782,237     97,186,829
  Contract purchase payments                 229,397         359,902         549,058       1,296,411         724,185      6,877,593
  Contract terminations, withdrawal
    payments and charges                    (821,121)     (1,739,551)     (8,865,530)     (4,808,577)     (4,993,242)    (4,809,417)
                                       --------------  --------------  --------------  --------------  --------------  -------------
Units outstanding at December 31, 2017     2,685,321      12,859,165      48,881,786      28,758,018      35,513,180     99,255,005
  Contract purchase payments                  70,949         536,581         720,872         813,114         705,130      5,964,324
  Contract terminations, withdrawal
    payments and charges                    (483,874)     (1,817,846)     (7,850,485)     (4,575,371)     (5,162,364)   (12,300,443)
                                       --------------  --------------  --------------  --------------  --------------  -------------
Units outstanding at December 31, 2018     2,272,396      11,577,900      41,752,173      24,995,761      31,055,946     92,918,886
                                       ==============  ==============  ==============  ==============  ==============  =============

                                                                        SEGREGATED SUB-ACCOUNTS
                                       ---------------------------------------------------------------------------------------------
                                          IVY VIP         IVY VIP         IVY VIP         IVY VIP         IVY VIP        IVY VIP
                                          ENERGY        GLOBAL BOND      GLOBAL EQ        GLOBAL        GOVT MONEY        GROWTH
                                           CL II           CL II         INC CL II     GROWTH CL II    MARKET CL II       CL II
                                       --------------  --------------  --------------  --------------  --------------  -------------
Units outstanding at December 31, 2016     5,561,489       6,418,348      10,656,725      31,623,038      10,552,171     24,023,978
  Contract purchase payments               1,358,100         475,389         173,215         373,165       1,660,988        448,806
  Contract terminations, withdrawal
    payments and charges                  (1,260,742)       (818,401)     (1,632,399)     (4,778,314)     (1,906,734)    (4,295,911)
                                       --------------  --------------  --------------  --------------  --------------  -------------
Units outstanding at December 31, 2017     5,658,847       6,075,336       9,197,541      27,217,889      10,306,425     20,176,873
  Contract purchase payments                 441,403         342,250         297,339       2,062,723       3,871,080        219,614
  Contract terminations, withdrawal
    payments and charges                  (1,375,206)       (682,398)     (1,340,314)     (5,774,917)     (2,591,011)    (4,051,709)
                                       --------------  --------------  --------------  --------------  --------------  -------------
Units outstanding at December 31, 2018     4,725,044       5,735,188       8,154,566      23,505,695      11,586,494     16,344,778
                                       ==============  ==============  ==============  ==============  ==============  =============

                            VARIABLE ANNUITY ACCOUNT

                         Notes to Financial Statements

                               December 31, 2018

                                                                        SEGREGATED SUB-ACCOUNTS
                                       ---------------------------------------------------------------------------------------------
                                                                          IVY VIP         IVY VIP
                                          IVY VIP         IVY VIP         LIMITED-       MICRO CAP      IVY VIP MID       IVY VIP
                                        HIGH INCOME      INTL CORE       TERM BOND         GROWTH        CAP GROWTH     NATURAL RES
                                           CL II        EQUITY CL II       CL II         CL II (A)         CL II           CL II
                                       --------------  --------------  --------------  --------------  --------------  -------------
Units outstanding at December 31, 2016    66,906,391      58,407,766      39,002,161       8,891,061      24,100,613     36,993,400
  Contract purchase payments               3,054,218       1,080,276       4,586,927       2,372,686         470,657      4,067,850
  Contract terminations, withdrawal
    payments and charges                  (8,124,119)     (8,383,284)     (2,535,296)     (1,310,674)     (3,599,793)   (10,164,852)
                                       --------------  --------------  --------------  --------------  --------------  -------------
Units outstanding at December 31, 2017    61,836,490      51,104,758      41,053,792       9,953,073      20,971,477     30,896,398
  Contract purchase payments               3,548,510       2,326,272       3,373,684       2,474,305       1,369,331      3,630,951
  Contract terminations, withdrawal
    payments and charges                  (9,124,162)     (6,075,386)     (4,279,686)    (12,427,378)     (3,896,736)    (4,653,764)
                                       --------------  --------------  --------------  --------------  --------------  -------------
Units outstanding at December 31, 2018    56,260,838      47,355,644      40,147,790              --      18,444,072     29,873,585
                                       ==============  ==============  ==============  ==============  ==============  =============

                                                                        SEGREGATED SUB-ACCOUNTS
                                       ---------------------------------------------------------------------------------------------
                                          IVY VIP         IVY VIP                         IVY VIP         IVY VIP        IVY VIP
                                         PATH MOD        PATH MOD         IVY VIP       PATHFINDER      PATHFINDER      PATHFINDER
                                          AGG MVF         CON MVF        PATH MOD       AGGRESSIVE        CONSERV        MOD AGGR
                                           CL II           CL II         MVF CL II         CL II           CL II          CL II
                                       --------------  --------------  --------------  --------------  --------------  -------------
Units outstanding at December 31, 2016    57,952,189      32,834,908     325,186,838      12,287,806      25,316,161    177,737,673
  Contract purchase payments               9,227,088       1,476,622      21,025,668       1,022,508       1,057,893        554,948
  Contract terminations, withdrawal
    payments and charges                  (4,196,586)     (3,747,254)    (11,558,377)     (2,721,514)     (5,030,757)   (21,925,267)
                                       --------------  --------------  --------------  --------------  --------------  -------------
Units outstanding at December 31, 2017    62,982,691      30,564,276     334,654,129      10,588,800      21,343,297    156,367,354
  Contract purchase payments               5,037,404       1,698,240      26,598,010         468,897       1,161,070      1,730,629
  Contract terminations, withdrawal
    payments and charges                  (5,711,086)     (3,240,405)    (10,258,027)     (2,007,089)     (4,144,465)   (25,929,987)
                                       --------------  --------------  --------------  --------------  --------------  -------------
Units outstanding at December 31, 2018    62,309,009      29,022,111     350,994,112       9,050,608      18,359,902    132,167,996
                                       ==============  ==============  ==============  ==============  ==============  =============

                                                                        SEGREGATED SUB-ACCOUNTS
                                       ---------------------------------------------------------------------------------------------
                                          IVY VIP         IVY VIP                         IVY VIP
                                        PATHFINDER      PATHFINDER        IVY VIP        SECURIAN         IVY VIP        IVY VIP
                                         MOD CONS        MODERATE        SCIENCE &        RE SEC         SMALL CAP      SMALL CAP
                                           CL II           CL II        TECH CL II         CL II        CORE CL II     GROWTH CL II
                                       --------------  --------------  --------------  --------------  --------------  -------------
Units outstanding at December 31, 2016    53,685,982     154,942,312      18,586,995       4,900,297      20,276,203     14,155,118
  Contract purchase payments                 307,420         376,425       3,841,291         197,701       3,077,946        361,550
  Contract terminations, withdrawal
    payments and charges                  (8,074,828)    (20,216,810)     (3,583,755)       (856,867)     (4,130,896)    (1,817,424)
                                       --------------  --------------  --------------  --------------  --------------  -------------
Units outstanding at December 31, 2017    45,918,574     135,101,927      18,844,531       4,241,131      19,223,253     12,699,244
  Contract purchase payments                 312,705       1,527,111       1,569,483         184,059         785,622     12,344,007
  Contract terminations, withdrawal
    payments and charges                  (7,256,857)    (20,910,083)     (4,062,424)       (952,481)     (3,595,571)    (3,865,747)
                                       --------------  --------------  --------------  --------------  --------------  -------------
Units outstanding at December 31, 2018    38,974,422     115,718,955      16,351,590       3,472,709      16,413,304     21,177,504
                                       ==============  ==============  ==============  ==============  ==============  =============

                            VARIABLE ANNUITY ACCOUNT

                         Notes to Financial Statements

                               December 31, 2018

                                                                        SEGREGATED SUB-ACCOUNTS
                                       ---------------------------------------------------------------------------------------------
                                                                           JANUS                           JANUS
                                          IVY VIP          JANUS         HENDERSON         JANUS         HENDERSON         JANUS
                                           VALUE         HENDERSON        FLEXIBLE       HENDERSON         MID CP        HENDERSON
                                           CL II        BALANCED SS       BOND SS         FORTY SS         VAL SS       OVERSEAS SS
                                       --------------  --------------  --------------  --------------  --------------  -------------
Units outstanding at December 31, 2016    36,424,021       9,067,291      17,407,233      15,136,316      15,742,168     21,022,162
  Contract purchase payments                 541,767         961,100       4,512,419       3,974,479         600,103      1,902,198
  Contract terminations, withdrawal
    payments and charges                  (5,201,931)     (1,003,531)     (1,241,163)     (3,909,114)     (1,622,788)    (5,083,144)
                                       --------------  --------------  --------------  --------------  --------------  -------------
Units outstanding at December 31, 2017    31,763,857       9,024,860      20,678,489      15,201,681      14,719,483     17,841,216
  Contract purchase payments                 638,275       1,423,904       2,354,183       2,820,648         641,221        822,464
  Contract terminations, withdrawal
    payments and charges                  (5,266,332)     (1,122,626)     (2,615,227)     (3,103,223)     (1,274,094)    (3,028,284)
                                       --------------  --------------  --------------  --------------  --------------  -------------
Units outstanding at December 31, 2018    27,135,800       9,326,138      20,417,445      14,919,106      14,086,610     15,635,396
                                       ==============  ==============  ==============  ==============  ==============  =============

                                                                        SEGREGATED SUB-ACCOUNTS
                                       ---------------------------------------------------------------------------------------------
                                                          MFS VIT
                                          MFS VIT         MID CAP       MORGSTANLEY     MORNINGSTAR     MORNINGSTAR     MORNINGSTAR
                                          II INTL          GROWTH         VIF EMG       AGGR GROWTH       BALANCED      CONSERVATIVE
                                          VALUE SC         SER SC        MK EQ CL 2        ETF II          ETF II         ETF II
                                       --------------  --------------  --------------  --------------  --------------  -------------
Units outstanding at December 31, 2016    11,042,915         552,847      34,534,482       6,882,709      50,255,127     12,458,678
  Contract purchase payments               2,907,035          67,871       6,119,773         779,591       1,425,118      1,918,477
  Contract terminations, withdrawal
    payments and charges                  (1,644,292)       (190,062)     (8,742,730)     (1,006,440)     (5,955,746)    (2,763,844)
                                       --------------  --------------  --------------  --------------  --------------  -------------
Units outstanding at December 31, 2017    12,305,658         430,656      31,911,525       6,655,860      45,724,499     11,613,311
  Contract purchase payments               2,423,067         418,532       4,352,580         989,664         555,087      1,959,088
  Contract terminations, withdrawal
    payments and charges                  (1,049,463)       (297,049)     (5,224,993)       (894,948)     (7,759,707)    (2,300,892)
                                       --------------  --------------  --------------  --------------  --------------  -------------
Units outstanding at December 31, 2018    13,679,262         552,139      31,039,112       6,750,576      38,519,879     11,271,507
                                       ==============  ==============  ==============  ==============  ==============  =============

                                                                        SEGREGATED SUB-ACCOUNTS
                                       ---------------------------------------------------------------------------------------------
                                                        MORNINGSTAR      NEUBERGER                                         PIMCO
                                        MORNINGSTAR        INC &           BERMAN       OPPENHEIMER     OPPENHEIMER       VIT GLB
                                           GROWTH          GROWTH         SUSTAIN        INTL GROW         MS SM          DIV ALL
                                           ETF II          ETF II         EQ S CL          VA SS         CAP VA SS        ADV CL
                                       --------------  --------------  --------------  --------------  --------------  -------------
Units outstanding at December 31, 2016    20,442,662      23,869,555       2,168,983      12,647,966       2,251,277     93,653,096
  Contract purchase payments               1,668,892         688,885         362,371         469,648         317,739     20,375,372
  Contract terminations, withdrawal
    payments and charges                  (3,322,739)     (2,934,322)       (434,933)     (1,579,322)       (573,821)    (1,817,033)
                                       --------------  --------------  --------------  --------------  --------------  -------------
Units outstanding at December 31, 2017    18,788,815      21,624,118       2,096,421      11,538,292       1,995,195    112,211,435
  Contract purchase payments               2,186,830         931,536          85,912       1,328,080         121,952     24,357,203
  Contract terminations, withdrawal
    payments and charges                  (4,409,994)     (4,215,633)       (434,519)       (716,646)       (361,592)    (1,821,164)
                                       --------------  --------------  --------------  --------------  --------------  -------------
Units outstanding at December 31, 2018    16,565,651      18,340,021       1,747,814      12,149,726       1,755,555    134,747,474
                                       ==============  ==============  ==============  ==============  ==============  =============

                            VARIABLE ANNUITY ACCOUNT

                         Notes to Financial Statements

                               December 31, 2018

                                                                        SEGREGATED SUB-ACCOUNTS
                                       ---------------------------------------------------------------------------------------------
                                           PIMCO           PIMCO         PUTNAM VT       PUTNAM VT
                                          VIT LOW        VIT TOTAL         EQUITY          GROWTH        PUTNAM VT       PUTNAM VT
                                          DUR PORT         RETURN          INCOME         AND INC          GROWTH        INTER EQ
                                           ADV CL          ADV CL          CL IB         CL IB (B)       OPP CL IB         CL IB
                                       --------------  --------------  --------------  --------------  --------------  -------------
Units outstanding at December 31, 2016    59,945,472     138,377,473       2,371,963       2,976,129       1,738,684      2,012,426
  Contract purchase payments               7,191,198      11,527,959       3,880,897         722,930       1,630,258         68,354
  Contract terminations, withdrawal
    payments and charges                  (5,605,425)     (6,856,025)       (426,606)     (3,699,059)       (941,757)      (499,249)
                                       --------------  --------------  --------------  --------------  --------------  -------------
Units outstanding at December 31, 2017    61,531,245     143,049,407       5,826,254              --       2,427,185      1,581,531
  Contract purchase payments               3,414,339       7,000,210         417,547              --       1,952,884         85,529
  Contract terminations, withdrawal
    payments and charges                  (7,892,006)    (15,739,416)       (756,940)             --        (611,799)      (204,034)
                                       --------------  --------------  --------------  --------------  --------------  -------------
Units outstanding at December 31, 2018    57,053,578     134,310,201       5,486,861              --       3,768,270      1,463,026
                                       ==============  ==============  ==============  ==============  ==============  =============

                                                                        SEGREGATED SUB-ACCOUNTS
                                       ---------------------------------------------------------------------------------------------
                                         PUTNAM VT                          SFT           SFT GOVT       SFT INDEX
                                        SUS LEADERS       SFT CORE        DYNAMIC          MONEY           400 MC        SFT INDEX
                                          FD CL IB       BOND CL 2        MGD VOL          MARKET           CL 2         500 CL 2
                                       --------------  --------------  --------------  --------------  --------------  -------------
Units outstanding at December 31, 2016       444,447     122,831,832     233,842,351      31,148,458      21,859,046     48,749,748
  Contract purchase payments                 527,708       7,806,312      36,020,713       8,259,631       1,289,801      3,795,523
  Contract terminations, withdrawal
    payments and charges                    (345,598)     (7,898,583)     (5,763,130)    (15,653,387)     (4,754,397)    (4,581,988)
                                       --------------  --------------  --------------  --------------  --------------  -------------
Units outstanding at December 31, 2017       626,557     122,739,561     264,099,934      23,754,702      18,394,450     47,963,283
  Contract purchase payments                 133,235      34,877,916      46,178,964      28,694,942         566,017      2,110,539
  Contract terminations, withdrawal
    payments and charges                    (239,561)    (15,840,800)     (4,263,966)    (22,959,195)     (2,566,387)    (6,307,267)
                                       --------------  --------------  --------------  --------------  --------------  -------------
Units outstanding at December 31, 2018       520,231     141,776,677     306,014,932      29,490,449      16,394,080     43,766,555
                                       ==============  ==============  ==============  ==============  ==============  =============

                                                                        SEGREGATED SUB-ACCOUNTS
                                       ---------------------------------------------------------------------------------------------
                                                                          SFT IVY                           SFT
                                          SFT INTL        SFT IVY        SMALL CAP        SFT MGD         MORTGAGE       SFT REAL
                                         BOND CL 2         GROWTH          GROWTH        VOL EQUITY       CL 2 (C)      ESTATE CL 2
                                       --------------  --------------  --------------  --------------  --------------  -------------
Units outstanding at December 31, 2016    48,755,543      64,780,044      16,470,052     172,000,300      40,160,092     20,015,378
  Contract purchase payments               2,353,745         618,567         829,632      49,163,513       2,239,145        992,267
  Contract terminations, withdrawal
    payments and charges                  (3,722,086)    (10,149,187)     (2,558,142)     (4,500,909)     (4,094,467)    (1,990,317)
                                       --------------  --------------  --------------  --------------  --------------  -------------
Units outstanding at December 31, 2017    47,387,202      55,249,424      14,741,542     216,662,904      38,304,770     19,017,328
  Contract purchase payments               2,875,868       1,833,398       1,609,360      50,187,020       1,445,040      1,083,991
  Contract terminations, withdrawal
    payments and charges                  (4,983,035)    (10,744,620)     (2,874,894)     (4,877,044)    (39,749,810)    (2,894,248)
                                       --------------  --------------  --------------  --------------  --------------  -------------
Units outstanding at December 31, 2018    45,280,035      46,338,202      13,476,008     261,972,880              --     17,207,071
                                       ==============  ==============  ==============  ==============  ==============  =============

                            VARIABLE ANNUITY ACCOUNT

                         Notes to Financial Statements

                               December 31, 2018

                                                                        SEGREGATED SUB-ACCOUNTS
                                       ---------------------------------------------------------------------------------------------
                                                       SFT WELLINGTON     TOPS MGD        TOPS MGD        TOPS MGD       TOPS MGD
                                        SFT T. ROWE     CORE EQUITY       RISK BAL       RISK FLEX      RISK GROWTH      RISK MOD
                                        PRICE VALUE         CL 2          ETF CL 2          ETF           ETF CL 2     GRO ETF CL 2
                                       --------------  --------------  --------------  --------------  --------------  -------------
Units outstanding at December 31, 2016    45,936,152      18,660,987      21,479,806      92,840,617      73,438,956     22,464,972
  Contract purchase payments                 328,295         160,027         973,365      20,801,229       2,504,182      1,311,998
  Contract terminations, withdrawal
    payments and charges                  (5,864,539)     (2,920,088)     (3,914,944)     (4,083,040)     (7,690,699)    (2,050,032)
                                       --------------  --------------  --------------  --------------  --------------  -------------
Units outstanding at December 31, 2017    40,399,908      15,900,926      18,538,227     109,558,806      68,252,439     21,726,938
  Contract purchase payments                 555,953         348,760       1,713,641      12,182,544       1,490,607        890,663
  Contract terminations, withdrawal
    payments and charges                  (4,958,553)     (2,395,413)     (3,383,130)     (4,312,994)     (4,017,139)    (2,750,489)
                                       --------------  --------------  --------------  --------------  --------------  -------------
Units outstanding at December 31, 2018    35,997,308      13,854,273      16,868,738     117,428,356      65,725,907     19,867,112
                                       ==============  ==============  ==============  ==============  ==============  =============

--------
(a) For the year ended December 31, 2017 and for the period from January 1, 2018 through November 2, 2018.
(b) For the period from January 1, 2017 through May 15, 2017.
(c) For the year ended December 31, 2017 and for the period from January 1, 2018 through November 30, 2018.

                            VARIABLE ANNUITY ACCOUNT

                         Notes to Financial Statements

                               December 31, 2018

(7)  FINANCIAL HIGHLIGHTS

     A summary of units outstanding, unit values, net assets, investment income ratios, expense ratios, and total returns for the years or periods ended December 31, 2018, 2017, 2016, 2015, and 2014 is as follows:

                                                  AT DECEMBER 31                      FOR THE YEARS OR PERIODS ENDED DECEMBER 31
                                   ---------------------------------------------  --------------------------------------------------
                                                     UNIT FAIR                    INVESTMENT      EXPENSE          TOTAL RETURN
                                       UNITS       VALUE LOWEST                     INCOME      RATIO LOWEST          LOWEST
                                    OUTSTANDING     TO HIGHEST      NET ASSETS      RATIO*      TO HIGHEST**      TO HIGHEST***
                                   -------------  --------------  --------------  ----------  ----------------  --------------------
AB VPS DYNASSTALL CL B
  2018                               140,789,839  $1.06 to 1.11   $  156,549,236     1.63%      1.20% to 2.10%  (10.06)% to (7.63)%
  2017                               129,884,474   1.15 to 1.21      157,768,208     1.80%      1.20% to 2.35%    11.01% to 13.98%
  2016                               123,375,511   1.03 to 1.08      132,664,227     0.60%      1.20% to 2.35%     0.37% to 2.75%
  2015                                98,241,805   1.02 to 1.05      103,428,549     0.72%      1.20% to 2.35%   (4.17)% to (2.48)%
  2014                                47,776,277   1.06 to 1.08       51,576,228     0.40%      1.20% to 2.25%     1.18% to 2.96%

AB VPS INTL VALUE CL B
  2018                                 1,097,686   0.49 to 0.55          599,848     1.08%      1.20% to 2.10%  (25.23)% to (23.90)%
  2017                                 1,064,265   0.66 to 0.72          764,257     2.11%      1.20% to 2.00%    21.47% to 23.61%
  2016                                 1,326,000   0.52 to 0.58          770,341     1.09%      1.20% to 2.50%   (3.67)% to (1.98)%
  2015                                 1,382,791   0.53 to 0.59          819,546     2.05%      1.20% to 2.50%    (0.58)% to 1.18%
  2014                                 1,393,635   0.53 to 0.59          816,341     3.35%      1.20% to 2.50%   (9.18)% to (7.58)%

AM CENTURY VP INC & GRO CL II
  2018                                 1,588,118   1.57 to 2.58        4,045,863     1.65%      1.20% to 2.10%   (9.91)% to (8.31)%
  2017                                 1,706,564   1.71 to 2.81        4,744,487     2.07%      1.20% to 2.35%    16.81% to 18.87%
  2016                                 1,966,053   1.46 to 2.37        4,607,075     2.19%      1.20% to 2.35%    9.92% to 11.85%
  2015                                 1,505,202   1.63 to 2.12        3,142,886     1.82%      1.20% to 2.35%   (8.68)% to (7.07)%
  2014                                 1,782,099   1.82 to 2.28        3,998,749     1.80%      1.20% to 2.10%    9.07% to 10.99%

AM CENTURY VP INFL PRO CL II
  2018                                50,130,630   1.03 to 1.22       61,064,953     2.79%      1.20% to 2.70%   (5.66)% to (3.11)%
  2017                                55,896,908   1.09 to 1.27       70,913,713     2.62%      1.20% to 2.70%     0.67% to 3.36%
  2016                                55,809,466   1.08 to 1.24       69,117,411     1.83%      1.20% to 2.70%     1.36% to 3.77%
  2015                                60,467,019   1.06 to 1.20       72,601,127     1.97%      1.20% to 2.70%   (5.30)% to (3.63)%
  2014                                63,686,918   1.12 to 1.25       79,348,477     1.31%      1.20% to 2.70%     0.30% to 2.07%

AMER FUNDS IS GLBL BOND CL 2
  2018                                10,961,153   0.90 to 1.05       10,926,825     1.92%      0.15% to 2.45%   (4.22)% to (1.48)%
  2017                                12,481,352   0.94 to 1.07       12,758,060     0.39%      0.15% to 2.45%     3.76% to 6.70%
  2016                                 9,219,030   0.90 to 1.00        8,925,291     0.66%      0.15% to 2.45%    (0.26)% to 2.56%
  2015                                 6,453,310   0.90 to 0.98        6,153,395     0.05%      0.15% to 2.45%   (6.85)% to (4.21)%
  2014                                 4,199,585   0.96 to 1.02        4,224,257     1.38%      0.15% to 2.45%    (1.56)% to 1.24%

AMER FUNDS IS GLBL GROWTH CL 2
  2018                                 9,324,411   1.48 to 1.83       15,052,153     0.71%      0.15% to 2.10%  (11.70)% to (9.18)%
  2017                                 8,510,494   1.65 to 2.02       15,212,264     0.70%      0.15% to 2.20%    27.66% to 31.27%
  2016                                 8,123,364   1.26 to 1.54       11,164,434     0.94%      0.15% to 2.50%    (2.30)% to 0.47%
  2015                                 7,395,103   1.29 to 1.53       10,205,737     1.08%      0.15% to 2.50%     3.83% to 6.78%
  2014                                 6,538,242   1.24 to 1.43        8,536,287     1.28%      0.15% to 2.50%    (0.66)% to 2.16%

AMER FUNDS IS GLBL SM CP CL 2
  2018                                 9,147,818   1.14 to 1.56       11,537,367     0.08%      0.15% to 2.45%  (13.16)% to (10.68)%
  2017                                 8,081,844   1.28 to 1.75       11,531,864     0.43%      0.15% to 2.70%    22.25% to 25.71%
  2016                                 7,033,452   1.06 to 1.39        8,074,827     0.27%      0.15% to 2.50%    (0.86)% to 1.95%
  2015                                 5,816,934   1.06 to 1.37        6,624,674     0.00%      0.15% to 2.50%    (2.65)% to 0.12%
  2014                                 3,723,569   1.09 to 1.37        4,298,890     0.12%      0.15% to 2.50%    (0.85)% to 1.97%

AMER FUNDS IS GROWTH CL 2
  2018                                28,048,019   1.80 to 1.99       55,787,811     0.46%      1.20% to 2.50%   (3.16)% to (0.55)%
  2017                                23,982,641   1.85 to 2.02       48,400,540     0.53%      1.20% to 2.50%    24.58% to 27.91%
  2016                                22,180,173   1.48 to 1.59       35,311,313     0.80%      1.20% to 2.50%     6.31% to 8.84%
  2015                                19,494,302   1.38 to 1.47       28,687,226     0.68%      1.20% to 2.50%     3.75% to 5.58%
  2014                                14,585,631   1.33 to 1.39       20,328,839     0.89%      1.20% to 2.50%     5.36% to 7.22%

AMER FUNDS IS GROWTH-INC CL 2
  2018                                14,412,641   1.79 to 1.97       28,369,512     1.41%      1.20% to 2.45%   (4.66)% to (2.08)%
  2017                                14,681,074   1.87 to 2.03       29,780,789     1.29%      1.20% to 2.45%    18.84% to 22.02%
  2016                                18,071,816   1.56 to 1.68       30,314,808     1.64%      1.20% to 2.45%    8.29% to 10.86%
  2015                                13,268,242   1.43 to 1.52       20,197,968     1.62%      1.20% to 2.50%    (1.49)% to 0.24%
  2014                                 8,257,642   1.45 to 1.52       12,539,893     1.52%      1.20% to 2.50%     7.42% to 9.32%

                            VARIABLE ANNUITY ACCOUNT

                         Notes to Financial Statements

                               December 31, 2018

                                                  AT DECEMBER 31                      FOR THE YEARS OR PERIODS ENDED DECEMBER 31
                                   ---------------------------------------------  --------------------------------------------------
                                                     UNIT FAIR                    INVESTMENT      EXPENSE          TOTAL RETURN
                                       UNITS       VALUE LOWEST                     INCOME      RATIO LOWEST          LOWEST
                                    OUTSTANDING     TO HIGHEST      NET ASSETS      RATIO*      TO HIGHEST**      TO HIGHEST***
                                   -------------  --------------  --------------  ----------  ----------------  --------------------
AMER FUNDS IS INTL CL 2
  2018                                14,315,001   1.04 to 1.42       16,378,495     1.72%      0.15% to 2.40%  (15.67)% to (13.26)%
  2017                                13,816,082   1.20 to 1.64       18,460,055     1.28%      0.15% to 2.70%    28.32% to 31.95%
  2016                                14,209,167   0.93 to 1.24       14,498,583     1.38%      0.15% to 2.70%     0.53% to 3.38%
  2015                                14,409,869   0.92 to 1.20       14,363,362     1.55%      0.15% to 2.70%   (7.30)% to (4.67)%
  2014                                13,361,139   1.00 to 1.26       14,093,439     1.55%      0.15% to 2.70%   (5.48)% to (2.80)%

AMER FUNDS IS NEW WORLD CL 2
  2018                                11,425,190   0.93 to 1.23       11,829,216     0.88%      0.15% to 2.45%  (16.55)% to (14.17)%
  2017                                10,293,485   1.09 to 1.43       12,575,951     0.94%      0.15% to 2.70%    25.69% to 29.25%
  2016                                 9,834,097   0.88 to 1.11        9,352,789     0.87%      0.15% to 2.45%     2.21% to 5.10%
  2015                                 7,991,772   0.86 to 1.06        7,289,640     0.59%      0.15% to 2.45%   (5.96)% to (3.29)%
  2014                                 6,022,669   0.91 to 1.09        5,741,818     1.09%      0.15% to 2.45%  (10.55)% to (8.01)%

AMER FUNDS IS US GOVT/AAA CL 2
  2018                                11,706,104   1.00 to 1.08       12,412,341     1.74%      0.15% to 2.00%    (2.21)% to 0.58%
  2017                                12,580,937   1.01 to 1.07       13,394,184     1.38%      0.15% to 2.00%    (1.36)% to 1.44%
  2016                                11,704,406   0.99 to 1.06       12,409,965     1.47%      0.15% to 2.45%    (1.75)% to 1.04%
  2015                                 8,602,778   1.00 to 1.06        9,122,486     1.53%      0.15% to 2.45%    (1.36)% to 1.44%
  2014                                 7,087,217   1.01 to 1.06        7,477,491     1.12%      0.15% to 2.45%     1.96% to 4.86%

CLEARBRIDGE VAR SM GRO CL II
  2018                                12,450,780   1.20 to 1.24       15,456,349     0.00%      1.20% to 2.20%     0.19% to 2.90%
  2017                                 9,286,956   1.19 to 1.22       11,305,983     0.00%      1.20% to 2.20%    20.32% to 23.54%
  2016                                 1,710,336   0.98 to 0.99        1,700,508     0.00%      1.20% to 2.20%     2.48% to 4.91%
  2015 (a)                               890,548   0.95 to 0.95          849,020     0.00%      1.20% to 2.10%   (5.76)% to (4.65)%

FIDELITY VIP EQUITY-INCOME SC2
  2018                                25,307,084   1.36 to 2.61       58,618,917     1.97%      0.15% to 2.40%  (11.21)% to (8.67)%
  2017                                29,150,137   1.51 to 2.85       74,769,748     1.43%      0.15% to 2.50%    9.39% to 12.48%
  2016                                35,486,982   1.36 to 2.54       81,880,565     2.28%      0.15% to 2.50%    14.30% to 17.53%
  2015                                35,793,713   1.53 to 2.16       70,913,034     2.86%      0.15% to 2.50%   (7.02)% to (4.38)%
  2014                                40,504,113   1.12 to 2.26       84,793,006     2.53%      0.15% to 2.70%     5.33% to 8.32%

FIDELITY VIP MID CAP SC2
  2018                                 7,835,597   1.60 to 5.03       31,043,856     0.40%      0.15% to 2.50%  (17.27)% to (14.90)%
  2017                                 8,546,622   1.91 to 5.91       40,237,967     0.49%      0.15% to 2.50%    17.04% to 20.36%
  2016                                 9,231,817   1.63 to 4.91       36,510,194     0.31%      0.15% to 2.50%    8.68% to 11.76%
  2015                                10,235,423   2.43 to 4.39       36,635,920     0.24%      0.15% to 2.50%   (4.49)% to (1.78)%
  2014                                11,700,083   2.54 to 4.47       43,106,140     0.02%      0.15% to 2.50%     2.95% to 5.87%

FRANKLIN DEV MKTS VIP CL 2
  2018                                 8,122,886   0.91 to 2.97       19,864,894     0.85%      0.15% to 2.50%  (18.26)% to (15.92)%
  2017                                10,013,524   1.09 to 3.57       29,191,896     0.98%      0.15% to 2.50%    36.34% to 40.20%
  2016                                 9,834,949   0.79 to 2.57       21,167,985     0.80%      0.15% to 2.50%    14.04% to 17.26%
  2015                                10,479,753   1.12 to 2.22       19,589,327     2.01%      0.15% to 2.50%  (21.94)% to (19.72)%
  2014                                10,524,450   1.41 to 2.79       24,440,100     1.49%      0.15% to 2.50%  (11.06)% to (8.53)%

FRANKLIN MUTUAL SHS VIP CL 2
  2018                                 3,574,053   1.31 to 2.30        8,153,119     2.35%      1.20% to 2.45%  (11.73)% to (10.16)%
  2017                                 4,190,741   1.46 to 2.56       10,649,793     2.72%      1.20% to 2.45%     5.21% to 7.06%
  2016                                 2,650,681   1.80 to 2.40        6,244,316     1.97%      1.20% to 2.45%    12.69% to 14.68%
  2015                                 3,135,716   1.58 to 2.09        6,445,223     3.01%      1.20% to 2.50%   (7.70)% to (6.07)%
  2014                                 4,063,516   1.71 to 2.22        8,915,822     1.96%      1.20% to 2.50%     4.01% to 5.84%

FRANKLIN SMALL CP VAL VIP CL 2
  2018                                15,442,389   1.36 to 1.61       24,804,342     0.89%      1.20% to 2.70%  (15.42)% to (13.14)%
  2017                                15,748,220   1.60 to 1.87       29,386,671     0.46%      1.20% to 2.70%    7.45% to 10.32%
  2016                                21,381,321   1.45 to 1.71       36,490,421     0.79%      1.20% to 2.95%    26.41% to 29.41%
  2015                                18,141,802   1.15 to 1.33       24,068,722     0.63%      1.20% to 2.95%  (10.08)% to (8.49)%
  2014                                17,745,713   1.28 to 1.45       25,728,082     0.60%      1.20% to 2.95%   (2.35)% to (0.63)%

FRANKLIN SM-MD CP GR VIP CL 2
  2018                                 4,573,442   1.41 to 2.92        8,507,597     0.00%      0.15% to 2.45%   (8.14)% to (5.51)%
  2017                                 4,766,619   1.51 to 3.12        9,497,577     0.00%      0.15% to 2.45%    17.88% to 21.22%
  2016                                 5,252,793   1.26 to 2.60        8,851,759     0.00%      0.15% to 2.45%     1.15% to 4.01%
  2015                                 6,223,230   1.23 to 2.53       10,189,765     0.00%      0.15% to 2.45%   (5.49)% to (2.80)%
  2014                                 6,708,673   1.28 to 2.63       11,531,092     0.00%      0.15% to 2.45%     4.35% to 7.31%

                            VARIABLE ANNUITY ACCOUNT

                         Notes to Financial Statements

                               December 31, 2018

                                                  AT DECEMBER 31                      FOR THE YEARS OR PERIODS ENDED DECEMBER 31
                                   ---------------------------------------------  --------------------------------------------------
                                                     UNIT FAIR                    INVESTMENT      EXPENSE          TOTAL RETURN
                                       UNITS       VALUE LOWEST                     INCOME      RATIO LOWEST          LOWEST
                                    OUTSTANDING     TO HIGHEST      NET ASSETS      RATIO*      TO HIGHEST**      TO HIGHEST***
                                   -------------  --------------  --------------  ----------  ----------------  --------------------
GOLDMAN SACHS VI HQ FLT RT SS
  2018                                39,130,532   0.95 to 1.05       41,216,580     1.89%      1.20% to 2.45%    (1.47)% to 1.19%
  2017                                38,287,569   0.95 to 1.05       40,213,342     1.27%      1.20% to 2.45%    (1.48)% to 1.16%
  2016                                37,151,922   0.96 to 1.05       38,919,618     1.00%      1.20% to 2.45%    (1.92)% to 0.41%
  2015                                36,212,613   0.98 to 1.05       38,011,013     0.44%      1.20% to 2.45%   (3.32)% to (1.61)%
  2014                                36,182,709   1.01 to 1.07       38,600,763     0.30%      1.20% to 2.10%   (2.99)% to (1.27)%

GOLDMAN SACHS VIT GBL TRNDS SS
  2018                               134,973,011   1.03 to 1.08      146,277,943     0.70%      1.20% to 2.15%   (7.13)% to (4.62)%
  2017                               120,952,473   1.10 to 1.15      138,687,440     0.31%      1.20% to 2.15%    9.83% to 12.77%
  2016                               114,933,333   0.99 to 1.03      117,911,955     0.31%      1.20% to 2.15%     1.31% to 3.72%
  2015                                97,516,000   0.98 to 1.00       97,038,369     0.11%      1.20% to 1.95%   (8.55)% to (6.94)%
  2014                                57,148,115   1.05 to 1.07       61,108,844     0.06%      1.20% to 2.10%     0.92% to 2.71%

INVESCO VI AMER VALUE SR II
  2018                                 5,452,204   1.24 to 1.43        7,794,038     0.19%      1.20% to 2.45%  (15.41)% to (13.13)%
  2017                                 5,878,078   1.42 to 1.66        9,760,708     0.60%      1.20% to 2.70%     6.50% to 9.35%
  2016                                 6,023,777   1.33 to 1.53        9,229,462     0.12%      1.20% to 2.70%    11.88% to 14.53%
  2015                                 5,628,822   1.19 to 1.35        7,575,022     0.01%      1.20% to 2.70%  (12.00)% to (10.44)%
  2014                                 4,062,941   1.35 to 1.50        6,105,164     0.21%      1.20% to 2.70%     6.30% to 8.17%

INVESCO VI COMSTOCK SR II
  2018                                18,201,865   1.54 to 2.64       48,010,117     1.43%      1.20% to 2.45%  (14.93)% to (12.63)%
  2017                                19,423,798   1.78 to 3.05       59,173,015     2.05%      1.20% to 2.45%    14.17% to 17.22%
  2016                                19,290,413   1.54 to 2.62       50,583,685     1.34%      1.20% to 2.45%    13.60% to 16.29%
  2015                                21,375,781   1.71 to 2.27       48,489,273     1.66%      1.20% to 2.45%   (8.92)% to (7.31)%
  2014                                20,328,052   1.87 to 2.45       49,751,315     1.15%      1.20% to 2.45%     5.93% to 7.80%

INVESCO VI EQUITY & INC SR II
  2018                                 4,165,539   1.28 to 1.76        7,310,864     2.01%      1.20% to 2.45%  (12.37)% to (10.00)%
  2017                                 3,926,062   1.44 to 1.98        7,723,635     1.59%      1.20% to 2.45%    7.57% to 10.45%
  2016                                 2,810,199   1.31 to 1.81        5,038,654     1.55%      1.20% to 2.25%    11.51% to 14.15%
  2015                                 2,623,652   1.30 to 1.59        4,142,909     2.43%      1.20% to 2.25%   (5.42)% to (3.75)%
  2014                                 2,162,430   1.36 to 1.65        3,539,985     1.76%      1.20% to 2.25%     5.60% to 7.47%

INVESCO VI GROWTH & INC SR II
  2018                                 2,272,396   1.54 to 2.66        6,053,951     1.75%      1.20% to 2.10%  (16.12)% to (14.63)%
  2017                                 2,685,321   1.81 to 3.12        8,379,934     1.25%      1.20% to 2.10%    10.73% to 12.68%
  2016                                 3,277,045   1.61 to 2.77        9,075,732     0.82%      1.20% to 2.35%    15.97% to 18.01%
  2015                                 1,223,875   1.79 to 2.35        2,872,050     2.41%      1.20% to 2.50%   (6.12)% to (4.47)%
  2014                                 1,434,525   1.90 to 2.46        3,523,821     1.47%      1.20% to 2.50%     6.77% to 8.65%

INVESCO VI SM CAP EQTY SR II
  2018                                11,577,900   1.16 to 1.37       15,918,876     0.00%      1.20% to 2.70%  (17.75)% to (15.53)%
  2017                                12,859,165   1.41 to 1.64       21,120,631     0.00%      1.20% to 2.70%    10.43% to 13.39%
  2016                                14,238,814   1.27 to 1.46       20,811,129     0.00%      1.20% to 2.70%    8.60% to 11.17%
  2015                                15,533,334   1.17 to 1.32       20,544,059     0.00%      1.20% to 2.70%   (8.48)% to (6.87)%
  2014                                16,624,811   1.27 to 1.42       23,608,195     0.00%      1.20% to 2.70%    (0.88)% to 0.87%

IVY VIP ASSET STRATEGY CL II
  2018                                41,752,173   0.95 to 2.84      115,710,335     1.76%      1.20% to 2.50%   (8.20)% to (5.72)%
  2017                                48,881,786   1.02 to 3.04      145,050,136     1.54%      1.20% to 2.50%    14.85% to 17.92%
  2016                                57,198,258   0.88 to 2.60      145,355,667     0.59%      1.20% to 2.70%   (5.39)% to (3.15)%
  2015                                67,358,063   0.92 to 2.71      178,007,763     0.36%      1.20% to 2.70%  (11.01)% to (9.44)%
  2014                                74,476,886   1.03 to 2.99      217,560,150     0.49%      1.20% to 2.75%   (8.02)% to (6.40)%

 IVY VIP BALANCED CL II
  2018                                24,995,761   1.18 to 8.94       91,752,882     1.58%      0.15% to 2.45%   (6.07)% to (3.39)%
  2017                                28,758,018   1.24 to 9.25      108,956,665     1.60%      0.15% to 2.45%    8.14% to 11.20%
  2016                                32,270,184   1.13 to 8.32      110,047,146     1.38%      0.15% to 2.35%    (0.93)% to 1.88%
  2015                                34,877,083   1.13 to 8.16      120,157,549     0.91%      0.15% to 2.35%   (3.22)% to (0.47)%
  2014                                35,921,678   1.15 to 8.20      130,175,660     0.93%      0.15% to 2.50%     4.45% to 7.41%

IVY VIP CORE EQUITY CL II
  2018                                31,055,946   1.33 to 3.05       87,210,695     0.46%      0.15% to 2.45%   (7.30)% to (4.65)%
  2017                                35,513,180   1.42 to 3.20      105,701,928     0.44%      0.15% to 2.45%    17.25% to 20.57%
  2016                                39,782,237   1.20 to 2.65       99,292,010     0.45%      0.15% to 2.70%     0.73% to 3.58%
  2015                                42,301,761   1.18 to 2.57      102,974,780     0.35%      0.15% to 2.70%   (3.58)% to (0.84)%
  2014                                44,306,736   1.21 to 2.62      109,770,382     0.49%      0.15% to 2.75%     6.49% to 9.51%

                            VARIABLE ANNUITY ACCOUNT

                         Notes to Financial Statements

                               December 31, 2018

                                                  AT DECEMBER 31                      FOR THE YEARS OR PERIODS ENDED DECEMBER 31
                                   ---------------------------------------------  --------------------------------------------------
                                                     UNIT FAIR                    INVESTMENT      EXPENSE          TOTAL RETURN
                                       UNITS       VALUE LOWEST                     INCOME      RATIO LOWEST          LOWEST
                                    OUTSTANDING     TO HIGHEST      NET ASSETS      RATIO*      TO HIGHEST**      TO HIGHEST***
                                   -------------  --------------  --------------  ----------  ----------------  --------------------
IVY VIP CORPORATE BOND CL II
  2018                                92,918,886   1.02 to 1.36      126,271,968     2.13%      1.25% to 2.35%   (4.19)% to (3.13)%
  2017                                99,255,005   1.06 to 1.40      139,237,719     1.57%      1.25% to 2.35%     1.61% to 2.73%
  2016                                97,186,829   1.04 to 1.37      132,718,740     2.34%      1.25% to 2.35%     1.62% to 2.74%
  2015                               103,645,819   1.02 to 1.33      137,757,285     2.92%      1.25% to 2.35%   (2.13)% to (1.04)%
  2014                               109,220,233   1.04 to 1.34      146,697,373     3.75%      1.25% to 2.35%     1.91% to 3.04%

IVY VIP ENERGY CL II
  2018                                 4,725,044   0.52 to 0.70        3,330,554     0.00%      1.25% to 2.35%  (35.68)% to (34.96)%
  2017                                 5,658,847   0.81 to 1.08        6,132,622     0.77%      1.25% to 2.35%  (14.67)% to (13.73)%
  2016                                 5,561,489   0.94 to 1.26        6,986,082     0.14%      1.25% to 2.35%    31.43% to 32.88%
  2015                                 6,007,854   0.71 to 0.95        5,679,106     0.06%      1.25% to 2.35%  (23.95)% to (23.11)%
  2014                                 5,753,035   0.93 to 1.23        7,072,992     0.00%      1.25% to 2.35%  (12.64)% to (11.67)%

IVY VIP GLOBAL BOND CL II
  2018                                 5,735,188   1.00 to 1.06        6,098,144     2.84%      1.25% to 2.10%   (2.51)% to (1.42)%
  2017                                 6,075,336   1.02 to 1.08        6,553,101     2.75%      1.25% to 2.10%     1.85% to 2.98%
  2016                                 6,418,348   1.00 to 1.05        6,722,983     3.57%      1.25% to 2.10%     4.56% to 5.71%
  2015                                 6,759,875   0.95 to 0.99        6,698,183     3.70%      1.25% to 2.10%   (4.91)% to (3.86)%
  2014                                 7,019,226   1.00 to 1.03        7,234,714     2.25%      1.25% to 2.10%   (2.14)% to (1.06)%

IVY VIP GLOBAL EQ INC CL II
  2018                                 8,154,566   1.21 to 2.02       16,451,615     1.66%      1.25% to 2.35%  (13.74)% to (12.78)%
  2017                                 9,197,541   1.39 to 2.31       21,274,745     1.27%      1.25% to 2.35%    12.89% to 14.13%
  2016                                10,656,725   1.23 to 2.03       21,597,757     1.26%      1.25% to 2.35%     4.48% to 5.63%
  2015                                11,686,779   1.17 to 1.92       22,422,853     1.29%      1.25% to 2.35%   (4.33)% to (3.27)%
  2014                                13,352,998   1.21 to 1.98       26,486,148     1.16%      1.25% to 2.35%     7.29% to 8.48%

IVY VIP GLOBAL GROWTH CL II
  2018                                23,505,695   1.21 to 2.38       53,063,802     0.47%      1.20% to 2.45%   (9.01)% to (6.55)%
  2017                                27,217,889   1.31 to 2.57       66,215,059     0.05%      1.20% to 2.45%    20.92% to 24.15%
  2016                                31,623,038   1.07 to 2.09       62,464,755     0.22%      1.20% to 2.45%   (5.85)% to (3.62)%
  2015                                33,490,781   1.03 to 2.18       69,043,299     0.42%      1.20% to 2.70%     0.39% to 2.16%
  2014                                36,111,781   1.02 to 2.14       72,784,181     2.11%      1.20% to 2.75%   (1.98)% to (0.25)%

IVY VIP GOVT MONEY MARKET CL II
  2018                                11,586,494   0.87 to 0.99       11,472,530     1.52%      1.25% to 2.10%    (0.84)% to 0.26%
  2017                                10,306,425   0.88 to 0.99       10,178,688     0.58%      1.25% to 2.10%   (1.74)% to (0.66)%
  2016                                10,552,171   0.89 to 0.99       10,490,486     0.12%      1.25% to 2.10%   (2.19)% to (1.11)%
  2015                                12,701,671   0.91 to 1.01       12,769,086     0.02%      1.25% to 2.10%   (2.30)% to (1.22)%
  2014                                12,038,044   0.93 to 1.02       12,251,690     0.02%      1.25% to 2.10%   (2.30)% to (1.22)%

IVY VIP GROWTH CL II
  2018                                16,344,778   1.72 to 2.98       48,634,069     0.03%      0.15% to 2.35%    (0.11)% to 1.01%
  2017                                20,176,873   1.71 to 2.95       59,438,310     0.25%      0.15% to 2.35%    26.34% to 27.74%
  2016                                24,023,978   1.35 to 2.31       55,403,413     0.02%      0.15% to 2.35%   (1.12)% to (0.03)%
  2015                                26,869,223   1.35 to 2.31       61,983,332     0.11%      0.15% to 2.35%     4.68% to 5.84%
  2014                                30,275,987   1.28 to 2.18       65,989,998     0.24%      0.15% to 2.35%    9.21% to 10.42%

IVY VIP HIGH INCOME CL II
  2018                                56,260,838   1.05 to 2.22       77,346,530     6.27%      1.20% to 2.45%   (4.98)% to (2.41)%
  2017                                61,836,490   1.08 to 2.30       88,953,258     5.56%      1.20% to 2.70%     3.59% to 6.36%
  2016                                66,906,391   1.04 to 2.18       92,040,204     7.40%      1.20% to 2.95%    12.82% to 15.50%
  2015                                69,605,101   0.92 to 1.90       85,240,150     6.18%      1.20% to 2.95%   (9.22)% to (7.62)%
  2014                                73,091,861   1.01 to 2.06       98,039,313     5.60%      1.20% to 3.00%    (1.06)% to 0.69%

IVY VIP INTL CORE EQUITY CL II
  2018                                47,355,644   0.89 to 5.95      121,519,729     1.55%      0.15% to 2.70%  (20.22)% to (17.94)%
  2017                                51,104,758   1.11 to 7.25      161,570,566     1.41%      0.15% to 2.70%    19.59% to 22.97%
  2016                                58,407,766   0.90 to 5.89      150,580,435     1.38%      0.15% to 2.95%    (1.85)% to 0.93%
  2015                                63,849,455   0.92 to 5.84      164,116,138     1.29%      0.15% to 2.95%   (3.82)% to (1.09)%
  2014                                69,049,904   0.96 to 5.90      181,226,029     2.53%      0.15% to 3.00%    (1.51)% to 1.29%

IVY VIP LIMITED-TERM BOND CL II
  2018                                40,147,790   0.95 to 1.01       40,643,003     1.66%      1.25% to 2.10%   (1.57)% to (0.48)%
  2017                                41,053,792   0.96 to 1.02       41,759,776     1.56%      1.25% to 2.10%    (0.95)% to 0.15%
  2016                                39,002,161   0.97 to 1.02       39,615,179     1.48%      1.25% to 2.10%    (0.42)% to 0.68%
  2015                                37,007,768   0.97 to 1.01       37,336,399     1.52%      1.25% to 2.10%   (1.47)% to (0.38)%
  2014                                35,060,416   0.98 to 1.01       35,507,176     0.56%      1.25% to 2.10%   (1.37)% to (0.28)%

                            VARIABLE ANNUITY ACCOUNT

                         Notes to Financial Statements

                               December 31, 2018

                                                  AT DECEMBER 31                      FOR THE YEARS OR PERIODS ENDED DECEMBER 31
                                   ---------------------------------------------  --------------------------------------------------
                                                     UNIT FAIR                    INVESTMENT      EXPENSE          TOTAL RETURN
                                       UNITS       VALUE LOWEST                     INCOME      RATIO LOWEST          LOWEST
                                    OUTSTANDING     TO HIGHEST      NET ASSETS      RATIO*      TO HIGHEST**      TO HIGHEST***
                                   -------------  --------------  --------------  ----------  ----------------  --------------------
IVY VIP MID CAP GROWTH CL II
  2018                                18,444,072   1.35 to 3.11       57,122,868     0.00%      1.20% to 2.50%   (2.98)% to (0.36)%
  2017                                20,971,477   1.38 to 3.15       65,783,331     0.00%      1.20% to 2.50%    23.22% to 26.52%
  2016                                24,100,613   1.11 to 2.51       60,308,547     0.00%      1.20% to 2.70%     3.04% to 5.48%
  2015                                25,882,239   1.06 to 2.39       61,788,557     0.00%      1.20% to 2.70%   (8.52)% to (6.90)%
  2014                                26,623,415   1.15 to 2.57       68,287,685     0.00%      1.20% to 2.75%     4.73% to 6.58%

IVY VIP NATURAL RES CL II
  2018                                29,873,585   0.44 to 0.86       25,614,572     0.30%      1.20% to 2.50%  (25.48)% to (23.46)%
  2017                                30,896,398   0.51 to 1.13       34,918,213     0.15%      1.20% to 2.70%    (0.02)% to 2.66%
  2016                                36,993,400   0.58 to 1.11       41,112,391     0.70%      1.20% to 2.50%    20.22% to 23.07%
  2015                                33,612,121   0.43 to 0.91       30,520,850     0.10%      1.20% to 2.70%  (24.65)% to (23.32)%
  2014                                28,496,741   0.56 to 1.19       33,736,824     0.00%      1.20% to 2.75%  (15.57)% to (14.07)%

IVY VIP PATH MOD AGG MVF CL II
  2018                                62,309,009   1.11 to 1.15       71,739,910     1.30%      1.20% to 1.95%   (7.54)% to (5.04)%
  2017                                62,982,691   1.19 to 1.23       77,083,895     0.45%      1.20% to 1.95%    12.34% to 15.35%
  2016                                57,952,189   1.05 to 1.07       62,068,588     0.90%      1.20% to 1.95%    (0.61)% to 1.75%
  2015                                49,451,042   1.04 to 1.06       52,387,086     0.00%      1.20% to 1.95%   (3.59)% to (1.89)%
  2014                                30,952,583   1.07 to 1.08       33,433,493     1.98%      1.20% to 2.00%     0.89% to 2.67%

IVY VIP PATH MOD CON MVF CL II
  2018                                29,022,111   1.05 to 1.10       31,917,372     0.91%      1.20% to 2.10%   (5.74)% to (3.19)%
  2017                                30,564,276   1.09 to 1.15       35,051,735     0.42%      1.20% to 2.35%    8.60% to 11.51%
  2016                                32,834,908   1.01 to 1.04       34,087,877     0.52%      1.20% to 2.10%    (1.73)% to 0.60%
  2015                                24,975,196   1.02 to 1.04       25,940,994     0.00%      1.20% to 2.00%   (3.41)% to (1.70)%
  2014                                13,062,845   1.05 to 1.06       13,808,708     1.13%      1.20% to 2.10%     0.06% to 1.83%

IVY VIP PATH MOD MVF CL II
  2018                               350,994,112   1.09 to 1.13      397,077,745     0.96%      1.20% to 1.90%   (6.81)% to (4.29)%
  2017                               334,654,129   1.16 to 1.19      399,263,202     0.45%      1.20% to 1.90%    10.50% to 13.46%
  2016                               325,186,838   1.04 to 1.06      345,138,193     0.57%      1.20% to 1.90%    (1.14)% to 1.21%
  2015                               252,688,811   1.04 to 1.06      266,681,466     0.00%      1.20% to 1.90%   (3.32)% to (1.61)%
  2014                               118,871,914   1.06 to 1.07      127,553,733     1.17%      1.20% to 1.90%     0.73% to 2.51%

IVY VIP PATHFINDER AGGRESSIVE CL II
  2018                                 9,050,608   1.29 to 1.58       14,326,252     1.83%      1.25% to 2.35%   (6.50)% to (5.46)%
  2017                                10,588,800   1.37 to 1.67       17,728,952     0.90%      1.25% to 2.35%    17.06% to 18.35%
  2016                                12,287,806   1.16 to 1.41       17,383,185     1.47%      1.25% to 2.10%     2.38% to 3.51%
  2015                                13,271,878   1.13 to 1.37       18,139,163     2.72%      1.25% to 2.10%   (1.99)% to (0.91)%
  2014                                11,881,250   1.14 to 1.38       16,387,496     0.85%      1.25% to 2.10%     2.42% to 3.56%

IVY VIP PATHFINDER CONSERV CL II
  2018                                18,359,902   1.15 to 1.34       24,651,926     1.14%      1.25% to 2.10%   (4.22)% to (3.15)%
  2017                                21,343,297   1.19 to 1.39       29,589,078     0.72%      1.25% to 2.10%     7.95% to 9.14%
  2016                                25,316,161   1.09 to 1.27       32,156,119     1.16%      1.25% to 2.10%     0.46% to 1.57%
  2015                                27,495,279   1.08 to 1.25       34,384,095     1.15%      1.25% to 2.10%   (1.88)% to (0.80)%
  2014                                29,844,909   1.09 to 1.26       37,621,745     1.06%      1.25% to 2.35%     0.99% to 2.11%

IVY VIP PATHFINDER MOD AGGR CL II
  2018                               132,167,996   1.24 to 1.50      198,449,344     1.76%      1.25% to 2.15%   (6.93)% to (5.90)%
  2017                               156,367,354   1.32 to 1.60      249,489,522     0.83%      1.25% to 2.35%    14.02% to 15.27%
  2016                               177,737,673   1.15 to 1.38      246,007,469     1.62%      1.25% to 2.35%     2.10% to 3.22%
  2015                               188,075,050   1.11 to 1.34      252,183,485     2.30%      1.25% to 2.35%   (2.26)% to (1.18)%
  2014                               193,683,655   1.13 to 1.36      262,812,222     1.04%      1.25% to 2.35%     2.18% to 3.31%

IVY VIP PATHFINDER MOD CONS CL II
  2018                                38,974,422   1.17 to 1.41       54,780,037     1.34%      1.25% to 1.90%   (4.94)% to (3.88)%
  2017                                45,918,574   1.22 to 1.46       67,144,721     0.82%      1.25% to 1.90%    10.15% to 11.37%
  2016                                53,685,982   1.10 to 1.31       70,486,377     1.30%      1.25% to 1.90%     0.71% to 1.82%
  2015                                57,293,113   1.09 to 1.29       73,874,734     1.48%      1.25% to 2.15%   (2.00)% to (0.92)%
  2014                                60,897,488   1.10 to 1.30       79,249,009     0.99%      1.25% to 2.35%     1.47% to 2.59%

IVY VIP PATHFINDER MODERATE CL II
  2018                               115,718,955   1.19 to 1.45      167,766,421     1.40%      1.25% to 2.35%   (6.15)% to (5.10)%
  2017                               135,101,927   1.26 to 1.53      206,391,573     0.77%      1.25% to 2.35%    12.04% to 13.28%
  2016                               154,942,312   1.12 to 1.35      208,956,055     1.31%      1.25% to 2.35%     1.24% to 2.36%
  2015                               164,048,931   1.10 to 1.32      216,131,907     1.69%      1.25% to 2.35%   (2.01)% to (0.93)%
  2014                               172,610,501   1.11 to 1.33      229,539,028     1.04%      1.25% to 2.35%     1.82% to 2.94%

                            VARIABLE ANNUITY ACCOUNT

                         Notes to Financial Statements

                               December 31, 2018

                                                  AT DECEMBER 31                      FOR THE YEARS OR PERIODS ENDED DECEMBER 31
                                   ---------------------------------------------  --------------------------------------------------
                                                     UNIT FAIR                    INVESTMENT      EXPENSE          TOTAL RETURN
                                       UNITS       VALUE LOWEST                     INCOME      RATIO LOWEST          LOWEST
                                    OUTSTANDING     TO HIGHEST      NET ASSETS      RATIO*      TO HIGHEST**      TO HIGHEST***
                                   -------------  --------------  --------------  ----------  ----------------  --------------------
IVY VIP SCIENCE & TECH CL II
  2018                                16,351,590   1.37 to 4.31       67,262,864     0.00%      1.20% to 2.50%   (8.01)% to (5.52)%
  2017                                18,844,531   1.47 to 4.60       82,723,518     0.00%      1.20% to 2.50%    28.29% to 31.72%
  2016                                18,586,995   1.13 to 3.53       61,890,871     0.00%      1.20% to 2.95%    (1.40)% to 0.94%
  2015                                21,292,766   1.14 to 3.52       70,869,765     0.00%      1.20% to 2.95%   (5.70)% to (4.04)%
  2014                                21,133,818   1.20 to 3.66       73,024,419     0.00%      1.20% to 3.00%    (0.08)% to 1.68%

IVY VIP SECURIAN RE SEC CL II
  2018                                 3,472,709   1.33 to 2.40        8,354,176     1.61%      1.25% to 2.35%   (7.78)% to (6.75)%
  2017                                 4,241,131   1.44 to 2.58       10,940,647     1.31%      1.25% to 2.35%     2.95% to 4.08%
  2016                                 4,900,297   1.39 to 2.48       12,144,828     1.07%      1.25% to 2.35%     1.85% to 2.97%
  2015                                 5,392,588   1.36 to 2.41       12,978,484     1.01%      1.25% to 2.35%     2.35% to 3.48%
  2014                                 6,610,779   1.32 to 2.33       15,374,171     1.03%      1.25% to 2.35%    27.15% to 28.55%

IVY VIP SMALL CAP CORE CL II
  2018                                16,413,304   1.38 to 4.65       51,751,626     0.12%      0.15% to 2.45%  (13.11)% to (10.62)%
  2017                                19,223,253   1.57 to 5.20       68,325,880     0.00%      0.15% to 2.45%    10.43% to 13.56%
  2016                                20,276,203   1.40 to 4.58       63,332,625     0.39%      0.15% to 2.50%    25.14% to 28.69%
  2015                                22,295,254   1.10 to 3.56       53,459,734     0.09%      0.15% to 2.50%   (8.33)% to (5.73)%
  2014                                25,893,192   1.19 to 3.78       66,189,449     0.09%      0.15% to 2.75%     3.93% to 6.89%

IVY VIP SMALL CAP GROWTH CL II
  2018                                21,177,504   1.27 to 4.34       57,012,205     0.22%      0.15% to 2.40%    (6.35)% to 4.65%
  2017                                12,699,244   1.35 to 2.39       30,396,631     0.00%      0.15% to 2.35%    20.27% to 21.59%
  2016                                14,155,118   1.12 to 1.97       27,864,474     0.00%      0.15% to 2.35%     0.53% to 1.64%
  2015                                14,655,153   1.11 to 1.94       28,383,251     0.00%      0.15% to 2.35%    (0.48)% to 0.62%
  2014                                16,538,924   1.11 to 1.92       31,835,084     0.00%      0.15% to 2.35%    (0.77)% to 0.33%

 IVY VIP VALUE CL II
  2018                                27,135,800   1.25 to 5.43       68,983,047     1.87%      0.15% to 2.45%   (9.95)% to (7.38)%
  2017                                31,763,857   1.38 to 5.87       87,254,181     1.41%      0.15% to 2.45%    9.23% to 12.33%
  2016                                36,424,021   1.25 to 5.22       89,435,653     1.24%      0.15% to 2.45%    7.92% to 10.97%
  2015                                42,247,025   1.14 to 4.71       94,101,042     0.77%      0.15% to 2.45%   (6.71)% to (4.06)%
  2014                                44,676,370   1.21 to 4.90      104,574,213     1.09%      0.15% to 2.50%    7.72% to 10.78%

JANUS HENDERSON BALANCED SS
  2018                                 9,326,138   1.87 to 2.77       25,775,128     1.76%      1.20% to 2.45%    (2.50)% to 0.13%
  2017                                 9,024,860   1.89 to 2.80       25,137,257     1.39%      1.20% to 2.45%    14.71% to 17.78%
  2016                                 9,067,291   1.62 to 2.39       21,636,898     1.97%      1.20% to 2.50%     1.30% to 3.70%
  2015                                 9,583,902   1.86 to 2.32       22,204,991     1.38%      1.20% to 2.50%   (2.51)% to (0.79)%
  2014                                 9,091,698   1.90 to 2.34       21,223,172     1.54%      1.20% to 2.50%     5.09% to 6.95%

JANUS HENDERSON FLEXIBLE BOND SS
  2018                                20,417,445   0.94 to 0.99       20,115,566     2.65%      1.20% to 2.45%   (4.17)% to (1.58)%
  2017                                20,678,489   0.98 to 1.01       20,888,777     2.60%      1.20% to 2.45%     0.36% to 3.04%
  2016                                17,407,233   0.97 to 0.99       17,218,645     2.75%      1.20% to 2.45%    (0.74)% to 1.61%
  2015 (a)                             7,734,750   0.97 to 0.98        7,574,771     2.00%      1.20% to 2.45%   (3.21)% to (2.07)%

JANUS HENDERSON FORTY SS
  2018                                14,919,106   2.10 to 4.02       47,350,206     0.00%      0.15% to 2.50%    (1.26)% to 1.57%
  2017                                15,201,681   2.09 to 4.00       47,031,761     0.00%      0.15% to 2.50%    26.23% to 29.80%
  2016                                15,136,316   1.63 to 3.11       35,727,688     0.00%      0.15% to 2.50%    (1.01)% to 1.79%
  2015                                17,310,280   1.62 to 3.09       41,255,223     0.00%      0.15% to 2.50%    8.68% to 11.77%
  2014                                16,700,439   1.47 to 2.80       36,077,983     0.03%      0.15% to 2.50%     5.31% to 8.30%

JANUS HENDERSON MID CP VAL SS
  2018                                14,086,610   1.27 to 1.51       21,227,272     0.90%      1.20% to 2.70%  (16.34)% to (14.08)%
  2017                                14,719,483   1.52 to 1.77       26,050,350     0.64%      1.20% to 2.70%    10.34% to 13.29%
  2016                                15,742,168   1.37 to 1.58       24,812,857     0.91%      1.20% to 2.70%    15.32% to 18.06%
  2015                                16,837,754   1.19 to 1.34       22,615,507     1.04%      1.20% to 2.70%   (6.49)% to (4.84)%
  2014                                17,099,250   1.27 to 1.41       24,134,583     1.27%      1.20% to 2.70%     5.29% to 7.15%

JANUS HENDERSON OVERSEAS SS
  2018                                15,635,396   0.65 to 2.50       32,515,526     1.63%      0.15% to 2.70%  (17.62)% to (15.26)%
  2017                                17,841,216   0.78 to 2.98       44,286,927     1.58%      0.15% to 2.70%    27.02% to 30.61%
  2016                                21,022,162   0.62 to 2.30       40,773,291     4.73%      0.15% to 2.70%   (9.41)% to (6.85)%
  2015                                22,096,401   0.68 to 2.50       45,930,770     0.50%      0.15% to 2.70%  (11.46)% to (8.94)%
  2014                                23,854,503   0.76 to 2.78       54,691,693     2.97%      0.15% to 2.70%  (14.66)% to (12.23)%

                            VARIABLE ANNUITY ACCOUNT

                         Notes to Financial Statements

                               December 31, 2018

                                                  AT DECEMBER 31                      FOR THE YEARS OR PERIODS ENDED DECEMBER 31
                                   ---------------------------------------------  --------------------------------------------------
                                                     UNIT FAIR                    INVESTMENT      EXPENSE          TOTAL RETURN
                                       UNITS       VALUE LOWEST                     INCOME      RATIO LOWEST          LOWEST
                                    OUTSTANDING     TO HIGHEST      NET ASSETS      RATIO*      TO HIGHEST**      TO HIGHEST***
                                   -------------  --------------  --------------  ----------  ----------------  --------------------
MFS VIT II INTL VALUE SC
  2018                                13,679,262   1.06 to 1.11       15,166,124     0.93%      1.20% to 2.45%  (12.36)% to (10.00)%
  2017                                12,305,658   1.20 to 1.24       15,296,339     1.33%      1.20% to 2.45%    23.14% to 26.44%
  2016                                11,042,915   0.97 to 0.99       10,954,082     1.32%      1.20% to 2.45%     0.83% to 3.22%
  2015 (a)                             4,482,304   0.96 to 0.97        4,333,292     1.76%      1.20% to 2.45%   (4.45)% to (3.32)%

MFS VIT MID CAP GROWTH SER SC
  2018                                   552,139   1.80 to 2.85        1,507,880     0.00%      1.20% to 2.45%   (2.00)% to (0.26)%
  2017                                   430,656   1.80 to 2.85        1,184,281     0.00%      1.20% to 2.45%    23.01% to 25.17%
  2016                                   552,847   1.44 to 2.28        1,220,680     0.00%      1.20% to 2.45%     1.58% to 3.37%
  2015                                   629,567   1.54 to 2.21        1,345,365     0.00%      1.20% to 2.45%     1.40% to 3.19%
  2014                                   513,940   1.51 to 2.14        1,048,754     0.00%      1.20% to 2.45%     5.40% to 7.26%

MORGSTANLEY VIF EMG MK EQ CL 2
  2018                                31,039,112   0.62 to 0.73       22,614,907     0.40%      1.20% to 2.70%  (19.93)% to (17.76)%
  2017                                31,911,525   0.77 to 0.89       28,529,833     0.72%      1.20% to 2.70%    31.15% to 34.66%
  2016                                34,534,482   0.58 to 0.67       23,134,251     0.44%      1.20% to 2.70%     3.53% to 5.99%
  2015                                35,523,730   0.56 to 0.64       22,587,299     0.75%      1.20% to 2.70%  (13.31)% to (11.77)%
  2014                                31,777,048   0.65 to 0.72       22,901,375     0.32%      1.20% to 2.70%   (7.33)% to (5.69)%

MORNINGSTAR AGGR GROWTH ETF II
  2018                                 6,750,576   1.04 to 1.20        8,110,131     1.38%      1.20% to 2.50%  (11.98)% to (9.60)%
  2017                                 6,655,860   1.17 to 1.34        8,926,035     1.24%      1.20% to 2.50%    16.33% to 19.44%
  2016                                 6,882,709   1.01 to 1.13        7,797,544     1.39%      1.20% to 2.50%    7.99% to 10.55%
  2015                                 6,850,584   0.93 to 1.03        7,062,789     1.25%      1.20% to 2.50%   (5.66)% to (3.99)%
  2014                                 6,536,724   0.98 to 1.07        7,019,361     5.79%      1.20% to 2.50%     1.43% to 3.22%

MORNINGSTAR BALANCED ETF II
  2018                                38,519,879   1.08 to 1.25       48,139,152     1.75%      1.20% to 2.50%   (8.97)% to (6.51)%
  2017                                45,724,499   1.18 to 1.35       61,682,019     1.59%      1.20% to 2.50%    10.05% to 12.99%
  2016                                50,255,127   1.07 to 1.20       60,540,310     1.70%      1.20% to 2.50%     5.33% to 7.83%
  2015                                52,527,736   1.01 to 1.12       59,036,007     1.38%      1.20% to 2.50%   (5.06)% to (3.39)%
  2014                                56,812,098   1.06 to 1.16       66,091,049     1.12%      1.20% to 2.50%     1.47% to 3.26%

MORNINGSTAR CONSERVATIVE ETF II
  2018                                11,271,507   1.05 to 1.18       13,244,959     2.05%      1.20% to 2.20%   (5.22)% to (2.66)%
  2017                                11,613,311   1.08 to 1.22       14,147,149     1.79%      1.20% to 2.35%     3.12% to 5.88%
  2016                                12,458,678   1.04 to 1.16       14,462,534     1.59%      1.20% to 2.35%     1.58% to 3.98%
  2015                                12,052,785   1.01 to 1.12       13,536,028     1.06%      1.20% to 2.45%   (4.08)% to (2.39)%
  2014                                13,503,420   1.05 to 1.15       15,536,483     0.98%      1.20% to 2.45%    (0.22)% to 1.54%

MORNINGSTAR GROWTH ETF II
  2018                                16,565,651   1.12 to 1.24       20,474,389     1.53%      1.20% to 2.10%  (10.73)% to (8.32)%
  2017                                18,788,815   1.19 to 1.36       25,558,702     1.37%      1.20% to 2.50%    13.9% to 16.95%
  2016                                20,442,662   1.04 to 1.17       23,992,487     1.46%      1.20% to 2.50%     6.52% to 9.04%
  2015                                21,581,129   0.96 to 1.08       23,367,932     1.24%      1.20% to 2.70%   (5.35)% to (3.68)%
  2014                                22,903,343   1.01 to 1.12       25,745,659     1.02%      1.20% to 2.70%     1.54% to 3.33%

MORNINGSTAR INC & GROWTH ETF II
  2018                                18,340,021   1.05 to 1.21       22,159,095     1.92%      1.20% to 2.45%   (7.05)% to (4.54)%
  2017                                21,624,118   1.10 to 1.28       27,617,957     1.70%      1.20% to 2.70%     6.75% to 9.61%
  2016                                23,869,555   1.02 to 1.18       28,063,068     1.67%      1.20% to 2.70%     3.29% to 5.74%
  2015                                25,346,743   0.99 to 1.12       28,351,506     1.36%      1.20% to 2.70%   (4.54)% to (2.85)%
  2014                                30,316,413   1.03 to 1.15       34,904,814     1.11%      1.20% to 2.70%     0.30% to 2.07%

NEUBERGER BERMAN SUSTAIN EQ S CL
  2018                                 1,747,814   1.41 to 1.62        2,834,559     0.19%      1.20% to 2.45%   (8.69)% to (6.22)%
  2017                                 2,096,421   1.54 to 1.74        3,658,325     0.35%      1.20% to 2.45%    14.69% to 17.75%
  2016                                 2,168,983   1.33 to 1.50        3,243,199     0.55%      1.20% to 2.45%     6.46% to 8.99%
  2015                                 1,585,733   1.25 to 1.38        2,188,683     0.38%      1.20% to 2.45%   (3.48)% to (1.78)%
  2014                                 1,196,290   1.28 to 1.41        1,681,074     0.11%      1.20% to 2.45%     6.91% to 8.80%

OPPENHEIMER INTL GROW VA SS
  2018                                12,149,726   1.09 to 2.81       33,738,689     0.58%      1.20% to 2.45%  (21.91)% to (19.79)%
  2017                                11,538,292   1.37 to 3.54       40,259,364     1.16%      1.20% to 2.45%    22.78% to 26.07%
  2016                                12,647,966   1.10 to 2.85       35,350,316     0.82%      1.20% to 2.45%   (5.54)% to (3.29)%
  2015                                12,397,949   1.92 to 2.97       36,036,841     0.91%      1.20% to 2.45%     0.11% to 1.88%
  2014                                12,089,421   1.91 to 2.92       34,504,984     0.92%      1.20% to 2.45%   (9.85)% to (8.26)%

                            VARIABLE ANNUITY ACCOUNT

                         Notes to Financial Statements

                               December 31, 2018

                                                  AT DECEMBER 31                      FOR THE YEARS OR PERIODS ENDED DECEMBER 31
                                   ---------------------------------------------  --------------------------------------------------
                                                     UNIT FAIR                    INVESTMENT      EXPENSE          TOTAL RETURN
                                       UNITS       VALUE LOWEST                     INCOME      RATIO LOWEST          LOWEST
                                    OUTSTANDING     TO HIGHEST      NET ASSETS      RATIO*      TO HIGHEST**      TO HIGHEST***
                                   -------------  --------------  --------------  ----------  ----------------  --------------------
OPPENHEIMER MS SM CAP VA SS
  2018                                 1,755,555   1.46 to 1.69        2,958,865     0.06%      1.20% to 2.50%  (13.16)% to (11.61)%
  2017                                 1,995,195   1.67 to 1.91        3,804,500     0.62%      1.20% to 2.50%    10.61% to 12.56%
  2016                                 2,251,277   1.50 to 1.69        3,813,911     0.25%      1.20% to 2.50%    14.26% to 16.27%
  2015                                 1,933,062   1.31 to 1.46        2,816,556     0.58%      1.20% to 2.50%   (8.83)% to (7.21)%
  2014                                 1,344,478   1.43 to 1.57        2,111,345     0.64%      1.20% to 2.50%    8.41% to 10.32%

PIMCO VIT GLB DIV ALL ADV CL
  2018                               134,747,474   1.07 to 1.12      151,362,006     1.89%      1.20% to 2.10%  (11.72)% to (9.33)%
  2017                               112,211,435   1.20 to 1.25      140,288,360     3.03%      1.20% to 2.10%    13.47% to 16.51%
  2016                                93,653,096   1.05 to 1.08      101,402,853     1.72%      1.20% to 2.10%     4.52% to 7.00%
  2015                                75,440,235   0.99 to 1.02       76,801,335     3.14%      1.20% to 2.10%   (8.30)% to (6.68)%
  2014                                36,960,899   1.07 to 1.09       40,321,539     6.06%      1.20% to 2.10%     2.58% to 4.39%

PIMCO VIT LOW DUR PORT ADV CL
  2018                                57,053,578   0.92 to 1.02       58,353,182     1.80%      1.20% to 2.45%   (2.69)% to (0.06)%
  2017                                61,531,245   0.94 to 1.03       63,542,253     1.24%      1.20% to 2.45%    (1.69)% to 0.95%
  2016                                59,945,472   0.95 to 1.03       61,878,612     1.39%      1.20% to 2.45%    (1.63)% to 0.70%
  2015                                61,548,950   0.96 to 1.03       63,470,761     3.32%      1.20% to 2.45%   (2.70)% to (0.98)%
  2014                                62,187,031   0.98 to 1.04       64,764,833     1.04%      1.20% to 2.45%   (2.18)% to (0.45)%

PIMCO VIT TOTAL RETURN ADV CL
  2018                               134,310,201   1.04 to 1.16      156,325,287     2.44%      1.20% to 2.45%   (3.53)% to (0.93)%
  2017                               143,049,407   1.06 to 1.19      169,591,427     1.92%      1.20% to 2.70%     1.78% to 4.5%
  2016                               138,377,473   1.04 to 1.14      158,406,411     1.98%      1.20% to 2.70%    (0.39)% to 1.97%
  2015                               147,656,574   1.04 to 1.13      166,770,221     4.84%      1.20% to 2.70%   (2.57)% to (0.85)%
  2014                               150,517,076   1.06 to 1.14      171,456,699     2.14%      1.20% to 2.70%     1.15% to 2.94%

PUTNAM VT EQUITY INCOME CL IB
  2018                                 5,486,861   1.43 to 2.43       13,227,854     0.70%      1.20% to 2.45%  (11.16)% to (8.76)%
  2017                                 5,826,254   1.59 to 2.69       15,544,063     0.85%      1.20% to 2.45%    15.33% to 18.42%
  2016                                 2,371,963   1.38 to 2.29        5,355,987     1.86%      1.20% to 2.20%    10.35% to 12.29%
  2015                                 2,401,574   1.60 to 2.04        4,834,224     1.67%      1.20% to 2.20%   (5.86)% to (4.20)%
  2014                                 2,342,261   1.68 to 2.13        4,919,650     1.99%      1.20% to 2.20%    9.39% to 11.32%

PUTNAM VT GROWTH OPP CL IB
  2018                                 3,768,270   2.09 to 2.88       10,782,941     0.00%      1.20% to 2.45%    (0.61)% to 2.07%
  2017                                 2,427,185   2.09 to 2.85        6,823,296     0.11%      1.20% to 2.45%    27.11% to 30.51%
  2016 (h)                             1,738,684   1.64 to 2.20        3,760,565     1.28%      1.20% to 2.45%    (0.39)% to 1.97%
  2015                                 3,328,112   1.64 to 2.17        7,143,855     1.49%      1.20% to 2.45%   (8.84)% to (7.23)%
  2014                                 3,971,247   1.79 to 2.34        9,206,811     0.43%      1.20% to 2.45%     6.53% to 8.41%

PUTNAM VT INTER EQ CL IB
  2018                                 1,463,026   0.83 to 1.74        2,383,655     1.41%      1.20% to 2.30%  (21.48)% to (20.08)%
  2017                                 1,581,531   1.62 to 2.18        3,234,571     2.28%      1.20% to 2.30%    22.91% to 25.07%
  2016                                 2,012,426   1.31 to 1.74        3,312,339     3.24%      1.20% to 2.30%   (5.28)% to (3.61)%
  2015                                 2,056,174   0.77 to 1.81        3,508,668     1.21%      1.20% to 2.70%   (2.77)% to (1.05)%
  2014                                 2,266,583   0.79 to 1.83        3,917,834     0.96%      1.20% to 2.70%   (9.49)% to (7.89)%

PUTNAM VT SUS LEADERS FD CL IB
  2018                                   520,231   2.06 to 3.30        1,657,498     0.00%      1.20% to 2.10%   (4.41)% to (2.71)%
  2017                                   626,557   2.47 to 3.39        2,061,657     0.81%      1.20% to 2.10%    25.48% to 27.69%
  2016                                   444,447   1.95 to 2.66        1,131,891     0.71%      1.20% to 2.10%     4.66% to 6.51%
  2015                                 1,608,779   1.85 to 2.49        3,963,044     0.48%      1.20% to 2.10%   (3.19)% to (1.48)%
  2014                                 1,449,087   1.90 to 2.53        3,625,258     0.13%      1.20% to 2.10%    10.19% to 12.14%

SFT CORE BOND CL 2
  2018                               141,776,677   1.07 to 5.52      230,974,237     0.00%      0.15% to 2.70%   (3.74)% to (0.99)%
  2017                               122,739,561   1.11 to 5.58      201,040,540     0.00%      0.15% to 2.70%     1.65% to 4.53%
  2016                               122,831,832   1.09 to 5.34      195,670,933     0.00%      0.15% to 2.70%     1.34% to 4.21%
  2015                               124,618,248   1.07 to 5.12      193,255,265     0.00%      0.15% to 2.70%    (2.76)% to 0.01%
  2014                               122,294,915   1.10 to 5.12      193,902,325     0.00%      0.15% to 2.70%     3.20% to 6.13%

SFT DYNAMIC MGD VOL
  2018                               306,014,932   1.23 to 1.31      399,766,113     0.00%      1.20% to 2.30%   (5.74)% to (3.19)%
  2017                               264,099,934   1.27 to 1.36      359,634,207     0.00%      1.20% to 2.70%    14.52% to 17.59%
  2016                               233,842,351   1.12 to 1.17      273,245,709     0.00%      1.20% to 2.45%     5.62% to 8.12%
  2015                               187,165,507   1.05 to 1.09      203,486,820     0.00%      1.20% to 2.45%   (6.06)% to (4.40)%
  2014                               115,228,324   1.11 to 1.14      131,044,394     0.00%      1.20% to 2.45%     4.98% to 6.83%

                            VARIABLE ANNUITY ACCOUNT

                         Notes to Financial Statements

                               December 31, 2018

                                                  AT DECEMBER 31                      FOR THE YEARS OR PERIODS ENDED DECEMBER 31
                                   ---------------------------------------------  --------------------------------------------------
                                                     UNIT FAIR                    INVESTMENT      EXPENSE          TOTAL RETURN
                                       UNITS       VALUE LOWEST                     INCOME      RATIO LOWEST          LOWEST
                                    OUTSTANDING     TO HIGHEST      NET ASSETS      RATIO*      TO HIGHEST**      TO HIGHEST***
                                   -------------  --------------  --------------  ----------  ----------------  --------------------
SFT GOVT MONEY MARKET
  2018                                29,490,449   0.81 to 2.37       32,338,192     1.20%      0.15% to 2.45%    (1.78)% to 1.03%
  2017                                23,754,702   0.82 to 2.35       26,102,416     0.12%      0.15% to 2.45%   (2.77)% to (0.02)%
  2016                                31,148,458   0.83 to 2.35       34,125,303     0.00%      0.15% to 2.50%   (2.85)% to (0.11)%
  2015                                33,415,889   0.85 to 2.35       36,958,618     0.00%      0.15% to 2.50%   (2.91)% to (0.15)%
  2014                                33,036,365   0.85 to 2.36       38,132,876     0.00%      0.15% to 2.70%   (2.91)% to (0.15)%

SFT INDEX 400 MC CL 2
  2018                                16,394,080   1.62 to 5.64       65,184,715     0.00%      0.15% to 2.70%  (14.17)% to (11.71)%
  2017                                18,394,450   1.88 to 6.39       82,763,344     0.00%      0.15% to 2.70%    12.26% to 15.44%
  2016                                21,859,046   1.63 to 5.54       84,752,467     0.00%      0.15% to 2.95%    16.56% to 19.86%
  2015                                20,505,012   1.40 to 4.62       67,076,129     0.00%      0.15% to 2.95%   (5.46)% to (2.78)%
  2014                                22,733,438   1.48 to 4.75       76,637,719     0.00%      0.15% to 2.95%     6.06% to 9.07%

SFT INDEX 500 CL 2
  2018                                43,766,555   1.78 to 12.56     197,088,437     0.00%      0.15% to 2.25%   (7.58)% to (4.94)%
  2017                                47,963,283   1.66 to 13.21     226,207,756     0.00%      0.15% to 2.70%    17.72% to 21.05%
  2016                                48,749,748   1.41 to 10.91     193,515,964     0.00%      0.15% to 2.70%    8.21% to 11.27%
  2015                                47,932,896   1.30 to 9.81      175,837,831     0.00%      0.15% to 2.70%    (2.00)% to 0.78%
  2014                                48,755,932   1.32 to 9.73      181,518,328     0.00%      0.15% to 2.70%    9.84% to 12.96%

SFT INTL BOND CL 2
  2018                                45,280,035   1.26 to 2.80       77,716,877     0.00%      0.15% to 2.70%    (1.75)% to 1.06%
  2017                                47,387,202   1.28 to 2.77       81,162,393     0.00%      0.15% to 2.70%    (1.81)% to 0.97%
  2016                                48,755,543   1.29 to 2.75       83,587,130     0.00%      0.15% to 2.70%     0.11% to 2.94%
  2015                                50,751,879   1.29 to 2.67       85,334,680     0.00%      0.15% to 2.70%   (6.95)% to (4.31)%
  2014                                51,586,760   1.38 to 2.79       91,906,893     0.00%      0.15% to 2.70%    (1.25)% to 1.55%

SFT IVY GROWTH
  2018                                46,338,202   1.70 to 9.94      176,518,806     0.00%      0.15% to 2.70%    (0.78)% to 2.05%
  2017                                55,249,424   1.69 to 9.85      204,971,656     0.00%      0.15% to 2.70%    25.47% to 29.02%
  2016                                64,780,044   1.33 to 7.72      185,798,724     0.00%      0.15% to 2.95%    (2.02)% to 0.75%
  2015                                72,750,220   1.33 to 7.75      209,421,578     0.00%      0.15% to 2.95%     3.64% to 6.58%
  2014                                82,944,079   1.27 to 7.35      224,075,624     0.00%      0.15% to 2.95%    10.75% to 12.85%

SFT IVY SMALL CAP GROWTH
  2018                                13,476,008   1.83 to 6.27       47,577,022     0.00%      0.15% to 2.45%   (6.74)% to (4.08)%
  2017                                14,741,542   1.93 to 6.53       54,659,481     0.00%      0.15% to 2.45%    21.67% to 25.11%
  2016 (e)                            16,470,052   1.56 to 5.22       48,962,203     0.00%      0.12% to 2.47%    17.62% to 20.95%
  2015 (f)                            17,985,407   1.18 to 4.32       44,780,293     0.00%      0.07% to 2.62%    (6.39)% to 3.73%
  2014 (g)                            19,748,439   1.25 to 4.48       51,323,384     0.00%      0.08% to 2.63%     6.66% to 8.69%

SFT MGD VOL EQUITY
  2018                               261,972,880   1.08 to 1.11      290,923,571     0.00%      1.20% to 2.10%   (7.71)% to (5.21)%
  2017                               216,662,904   1.15 to 1.18      256,150,263     0.00%      1.20% to 2.35%    12.96% to 15.99%
  2016                               172,000,300   1.02 to 1.03      176,901,584     0.00%      1.20% to 2.35%     1.14% to 3.54%
  2015 (b)                             5,365,851       1.00            5,362,137     0.00%      1.20% to 1.85%     0.29% to 0.50%

SFT REAL ESTATE CL 2
  2018                                17,207,071   1.28 to 5.08       64,244,975     0.00%      0.15% to 2.70%   (8.17)% to (5.54)%
  2017                                19,017,328   1.39 to 5.38       76,088,379     0.00%      0.15% to 2.70%     2.32% to 5.21%
  2016                                20,015,378   1.36 to 5.12       77,047,525     0.00%      0.15% to 2.70%     1.38% to 4.24%
  2015                                21,016,292   1.34 to 4.91       78,465,052     0.00%      0.15% to 2.70%     1.94% to 4.83%
  2014                                22,888,172   1.31 to 4.68       82,446,929     0.00%      0.15% to 2.70%    26.59% to 30.18%

SFT T. ROWE PRICE VALUE
  2018                                35,997,308   1.39 to 2.88      103,266,141     0.00%      1.20% to 2.70%  (12.44)% to (10.07)%
  2017                                40,399,908   1.58 to 3.23      130,064,067     0.00%      1.20% to 2.70%    15.17% to 18.26%
  2016 (e)                            45,936,152   1.34 to 2.76      126,204,702     0.00%      1.19% to 2.94%    7.45% to 10.00%
  2015 (f)                            50,885,068   1.25 to 2.52      127,868,449     0.00%      1.16% to 2.91%   (4.84)% to (3.16)%
  2014 (g)                            56,265,717   1.31 to 2.60      146,020,559     0.00%      1.17% to 2.92%     6.09% to 7.35%

SFT WELLINGTON CORE EQUITY CL 2
  2018 (c)                            13,854,273   1.75 to 3.50       44,148,623     0.00%    (0.06)% to 2.29%   (5.00)% to (2.29)%
  2017 (d)                            15,900,926   1.82 to 3.63       52,653,099     0.00%    (0.01)% to 2.34%    17.78% to 21.12%
  2016 (e)                            18,660,987   1.52 to 3.02       51,509,908     0.00%      0.01% to 2.36%     1.96% to 4.85%
  2015 (f)                            22,768,665   1.32 to 2.92       60,807,646     0.00%    (0.07)% to 2.48%    (1.99)% to 0.80%
  2014 (g)                            25,068,962   1.34 to 2.92       66,977,999     0.00%      0.03% to 2.58%    9.46% to 11.53%

                            VARIABLE ANNUITY ACCOUNT

                         Notes to Financial Statements

                               December 31, 2018

                                                  AT DECEMBER 31                      FOR THE YEARS OR PERIODS ENDED DECEMBER 31
                                   ---------------------------------------------  --------------------------------------------------
                                                     UNIT FAIR                    INVESTMENT      EXPENSE          TOTAL RETURN
                                       UNITS       VALUE LOWEST                     INCOME      RATIO LOWEST          LOWEST
                                    OUTSTANDING     TO HIGHEST      NET ASSETS      RATIO*      TO HIGHEST**      TO HIGHEST***
                                   -------------  --------------  --------------  ----------  ----------------  --------------------
TOPS MGD RISK BAL ETF CL 2
  2018                                16,868,738   1.02 to 1.11       18,783,848     1.65%      1.20% to 2.45%   (8.78)% to (6.32)%
  2017                                18,538,227   1.12 to 1.20       22,235,479     1.48%      1.20% to 2.45%    7.38% to 10.25%
  2016                                21,479,806   1.04 to 1.10       23,578,557     1.31%      1.20% to 2.45%     3.15% to 5.59%
  2015                                20,050,518   1.00 to 1.05       20,969,313     1.25%      1.20% to 2.45%   (7.27)% to (5.64)%
  2014                                20,422,030   1.07 to 1.11       22,633,674     0.97%      1.20% to 2.45%     0.06% to 1.83%

TOPS MGD RISK FLEX ETF
  2018                               117,428,356   0.98 to 1.03      121,175,002     1.19%      1.20% to 2.15%   (9.19)% to (6.73)%
  2017                               109,558,806   1.09 to 1.12      122,319,467     1.06%      1.20% to 1.85%    8.02% to 10.91%
  2016                                92,840,617   0.98 to 1.02       94,299,344     0.78%      1.20% to 2.15%     2.30% to 4.73%
  2015                                68,860,931   0.96 to 0.98       67,186,225     0.49%      1.20% to 2.15%   (7.96)% to (6.33)%
  2014                                34,958,247   1.03 to 1.04       36,414,844     0.10%      1.20% to 2.15%    (0.44)% to 1.32%

TOPS MGD RISK GROWTH ETF CL 2
  2018                                65,725,907   1.09 to 1.14       75,237,263     1.51%      1.20% to 2.00%  (11.39)% to (9.00)%
  2017                                68,252,439   1.21 to 1.27       86,636,462     1.56%      1.20% to 2.00%    14.25% to 17.31%
  2016                                73,438,956   1.04 to 1.09       80,182,907     1.62%      1.20% to 2.25%     2.51% to 4.94%
  2015                                85,478,285   1.01 to 1.05       89,469,644     1.43%      1.20% to 2.25%  (11.79)% to (10.23)%
  2014                                84,977,795   1.13 to 1.17       99,082,427     0.88%      1.20% to 2.25%    (1.63)% to 0.10%

TOPS MGD RISK MOD GRO ETF CL 2
  2018                                19,867,112   1.09 to 1.15       22,909,039     1.58%      1.20% to 2.10%   (9.93)% to (7.50)%
  2017                                21,726,938   1.20 to 1.26       27,330,150     1.61%      1.20% to 2.10%    10.55% to 13.51%
  2016                                22,464,972   1.06 to 1.12       25,120,472     1.47%      1.20% to 2.25%     3.23% to 5.68%
  2015                                26,689,496   1.02 to 1.06       28,410,320     1.33%      1.20% to 2.25%   (9.08)% to (7.48)%
  2014                                29,123,275   1.12 to 1.15       33,506,104     1.04%      1.20% to 2.25%    (0.18)% to 1.58%

--------
* These amounts represent the dividends, excluding distributions of capital gains, received by the sub-account from the underlying mutual fund, net of expenses assessed by the fund, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense charges, that result in a direct reduction in the unit values. The recognition of investment income by the sub-account is affected by the timing of the declaration of dividends by the underlying fund in which the sub-account invests and, to the extent the underlying fund utilizes consent dividends rather than paying dividends in cash or reinvested shares, the sub-account does not record investment income. For periods less than one year, the ratios have been annualized.

** This ratio represents the annualized contract expenses of the separate account, consisting primarily of mortality and expense charges. The ratios include expenses that result in a direct reduction to unit values as well as applicable fee waivers that result in an increase to the unit values. Charges made directly to a contract owner's account through the redemption of units and expenses of the underlying fund are excluded. The ranges of unit fair value and expense ratios shown do not consider available products or contract benefits that have not yet been sold. Investment options with a date notation indicate the effective date of that investment option in the variable account. For periods less than one year, the ratios have been annualized.

*** These amounts represent the total return for the period indicated, including changes in the value of the underlying fund, and reflect all items included in the expense ratio. The total return does not include any expenses assessed through the redemption of units. Inclusion of these expenses in the calculation would result in a reduction in the total return presented. Investment options with a date notation indicate the effective date of that investment option in the variable account. The total return is calculated for the period indicated or from the effective date through the end of the reporting period. Some individual contract total returns may differ from the stated return due to new products that launched during the period. The total return is presented as a range of minimum to maximum values, based on the product grouping and available contract benefits representing the minimum and maximum expense ratio amounts whether or not the product or benefits have been sold. Some individual contract total returns may not be within the ranges presented.

(a) For the period from May 1, 2015 through December 31, 2015.
(b) For the period from November 18, 2015 through December 31, 2015.
(c) For the year ended December 31, 2018, Minnesota Life waived expenses for SFT Wellington Core Equity Cl 2 resulting in a reduction of the expense ratio of 0.21%.
(d) For the year ended December 31, 2017, Minnesota Life waived expenses for SFT Wellington Core Equity Cl 2 resulting in a reduction of the expense ratio of 0.16%.
(e) For the year ended December 31, 2016, Minnesota Life waived expenses for SFT Ivy Small Cap Growth, SFT Wellington Core Equity Cl 2, and SFT T. Rowe Price Value resulting in a reduction of the expense ratio of 0.03%, 0.14%, and 0.01%, respectively.
(f) For the year ended December 31, 2015, Minnesota Life waived expenses for SFT Ivy Small Cap Growth, SFT Wellington Core Equity Cl 2, and SFT T. Rowe Price Value resulting in a reduction of the expense ratio of 0.08%, 0.22%, and 0.04%, respectively.
(g) For the period from May 1, 2014 to December 31, 2014, Minnesota Life waived expenses for SFT Ivy Small Cap Growth, SFT Wellington Core Equity Cl 2, and SFT
T. Rowe Price Value resulting in a reduction of the expense ratio of 0.07%, 0.12%, and 0.03%, respectively.
(h) Putnam VT Voyager Cl IB merged into Putnum VT Growth Opp Cl IB effective November 21, 2016. Information prior to merger effective date reflects Putnam VT Voyager Cl IB.

(8) SUBSEQUENT EVENTS

Management has evaluated subsequent events through March 29, 2019, the date these financial statements were issued, and has concluded there were no events that require financial statement disclosure and/or adjustments to the financial statements.

                        MINNESOTA LIFE INSURANCE COMPANY

                         STATUTORY FINANCIAL STATEMENTS
                       AND FINANCIAL STATEMENT SCHEDULES

                               DECEMBER 31, 2018

[KPMG LOGO]

                  KPMG LLP
                  4200 Wells Fargo Center
                  90 South Seventh Street
                  Minneapolis, MN 55402

                          INDEPENDENT AUDITORS' REPORT

To the Board of Directors and Stockholder
Minnesota Life Insurance Company:

We have audited the accompanying financial statements of Minnesota Life Insurance Company, which comprise the statutory statements of admitted assets, liabilities, and capital and surplus as of December 31, 2018 and 2017, and the related statutory statements of operations and capital and surplus, and cash flow for each of the years in the three-year period ended December 31, 2018, and the related notes to the statutory financial statements.

MANAGEMENT'S RESPONSIBILITY FOR THE FINANCIAL STATEMENTS

Management is responsible for the preparation and fair presentation of these financial statements in accordance with statutory accounting practices prescribed or permitted by the Minnesota Department of Commerce. Management is also responsible for the design, implementation, and maintenance of internal control relevant to the preparation and fair presentation of financial statements that are free from material misstatement, whether due to fraud or error.

AUDITORS' RESPONSIBILITY

Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free from material misstatement.

An audit involves performing procedures to obtain audit evidence about the amounts and disclosures in the financial statements. The procedures selected depend on the auditors' judgment, including the assessment of the risks of material misstatement of the financial statements, whether due to fraud or error. In making those risk assessments, the auditor considers internal control relevant to the entity's preparation and fair presentation of the financial statements in order to design audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the entity's internal control. Accordingly, we express no such opinion. An audit also includes evaluating the appropriateness of accounting policies used and the reasonableness of significant accounting estimates made by management, as well as evaluating the overall presentation of the financial statements.

We believe that the audit evidence we have obtained is sufficient and appropriate to provide a basis for our audit opinions.

BASIS FOR ADVERSE OPINION ON U.S. GENERALLY ACCEPTED ACCOUNTING PRINCIPLES

As described in Note 2 to the financial statements, the financial statements are prepared by Minnesota Life Insurance Company using statutory accounting practices prescribed or permitted by the Minnesota Department of Commerce, which is a basis of accounting other than U.S. generally accepted accounting principles. Accordingly, the financial statements are not intended to be presented in accordance with U.S. generally accepted accounting principles.

          KPMG LLP is a Delaware limited liability partnership and the U.S. member firm of the KPMG network of independent member firms affiliated with KPMG International Cooperative ("KPMG International"), a Swiss entity.

The effects on the financial statements of the variances between the statutory accounting practices described in Note 2 and U.S. generally accepted accounting principles, although not reasonably determinable, are presumed to be material.

ADVERSE OPINION ON U.S. GENERALLY ACCEPTED ACCOUNTING PRINCIPLES

In our opinion, because of the significance of the variances between statutory accounting practices and U.S. generally accepted accounting principles discussed in the Basis for Adverse Opinion on U.S. Generally Accepted Accounting Principles paragraph, the financial statements referred to above do not present fairly, in accordance with U.S. generally accepted accounting principles, the financial position of Minnesota Life Insurance Company as of December 31, 2018 and 2017, or the results of its operations or its cash flows for each of the years in the three-year period ended December 31, 2018.

OPINION ON STATUTORY BASIS OF ACCOUNTING

In our opinion, the financial statements referred to above present fairly, in all material respects, the admitted assets, liabilities, and capital and surplus of Minnesota Life Insurance Company as of December 31, 2018 and 2017, and the results of its operations and its cash flow for each of the years in the three-year period ended December 31, 2018, in accordance with statutory accounting practices prescribed or permitted by the Minnesota Department of Commerce described in Note 2.

OTHER MATTER

Our audits were conducted for the purpose of forming an opinion on the financial statements as a whole. The supplementary information included in the schedule of selected financial data, the schedule of supplemental investment risks interrogatories and the summary investment schedule is presented for purposes of additional analysis and is not a required part of the financial statements but is supplementary information required by the Minnesota Department of Commerce. Such information is the responsibility of management and was derived from and relates directly to the underlying accounting and other records used to prepare the financial statements. The information has been subjected to the auditing procedures applied in the audits of the financial statements and certain additional procedures, including comparing and reconciling such information directly to the underlying accounting and other records used to prepare the financial statements or to the financial statements themselves, and other additional procedures in accordance with auditing standards generally accepted in the United States of America. In our opinion, the information is fairly stated in all material respects in relation to the financial statements as a whole.

                              [KPMG LLP SIGNATURE]

Minneapolis, Minnesota
April 2, 2019

                        MINNESOTA LIFE INSURANCE COMPANY
  STATUTORY STATEMENTS OF ADMITTED ASSETS, LIABILITIES AND CAPITAL AND SURPLUS
                           DECEMBER 31, 2018 AND 2017
                                 (IN THOUSANDS)

                                                                                    2018               2017
                                                                              -----------------  -----------------
ADMITTED ASSETS
Bonds                                                                         $     15,520,081   $     14,289,488
Common stocks                                                                          395,121            403,038
Mortgage loans, net                                                                  3,614,864          3,006,051
Derivative instruments                                                                 149,598            495,476
Other invested assets                                                                  910,649            882,425
Policy loans                                                                           519,511            465,444
Investments in affiliated companies                                                    360,809            337,611
Cash, cash equivalents and short-term investments                                       61,518            186,804
                                                                              -----------------  -----------------
  Total invested assets                                                             21,532,151         20,066,337

Premiums deferred and uncollected                                                      341,311            379,937
Current income tax recoverable                                                          26,072                 --
Deferred income taxes                                                                  137,213            147,238
Other assets                                                                           310,416            355,386
                                                                              -----------------  -----------------
  Total assets, excluding separate accounts                                         22,347,163         20,948,898

Separate account assets                                                             24,172,223         25,484,738
                                                                              -----------------  -----------------
         Total assets                                                         $     46,519,386   $     46,433,636
                                                                              =================  =================

LIABILITIES AND CAPITAL AND SURPLUS

Liabilities:
  Policy reserves:
    Life insurance                                                            $      9,936,193   $      8,751,354
    Annuities and other fund deposits                                                7,062,574          6,241,000
    Accident and health                                                                149,202            127,636
  Policy claims in process of settlement                                               440,905            428,263
  Dividends payable to policyholders                                                    40,489             44,251
  Other policy liabilities                                                           1,557,398          1,597,925
  Asset valuation reserve                                                              162,111            254,301
  Current income tax liability                                                              --             19,778
  Accrued commissions and expenses                                                     104,347            111,131
  Other liabilities                                                                     79,222            376,724
                                                                              -----------------  -----------------
    Total liabilities, excluding separate accounts                                  19,532,441         17,952,363

  Separate account liabilities                                                      24,137,978         25,421,348
                                                                              -----------------  -----------------
    Total liabilities                                                               43,670,419         43,373,711
                                                                              -----------------  -----------------

Capital and surplus:
  Common stock, $1 par value, 5,000,000 shares authorized, issued and
    outstanding                                                                          5,000              5,000
  Additional paid in capital                                                           216,540            196,534
  Surplus notes                                                                        118,000            118,000
  Unassigned surplus                                                                 2,509,427          2,740,391
                                                                              -----------------  -----------------
    Total capital and surplus                                                        2,848,967          3,059,925
                                                                              -----------------  -----------------
         Total liabilities and capital and surplus                            $     46,519,386   $     46,433,636
                                                                              =================  =================

See accompanying notes to statutory financial statements.

                        MINNESOTA LIFE INSURANCE COMPANY
           STATUTORY STATEMENTS OF OPERATIONS AND CAPITAL AND SURPLUS
                 YEARS ENDED DECEMBER 31, 2018, 2017 AND 2016
                                 (IN THOUSANDS)

                                                                 2018               2017               2016
                                                           -----------------  -----------------  -----------------
STATEMENTS OF OPERATIONS
Revenues:
  Premiums                                                 $      3,716,312   $      3,511,204   $      3,396,091
  Annuity considerations                                          3,830,326          4,075,441          2,843,110
  Net investment income                                             792,410            748,445            704,765
  Investment management, administration and contract
    guarantee fees                                                  275,707            266,159            252,164
  Other income                                                      166,259            157,584            120,065
                                                           -----------------  -----------------  -----------------
    Total revenues                                                8,781,014          8,758,833          7,316,195
                                                           -----------------  -----------------  -----------------

Benefits and expenses:
  Policyholder benefits                                           5,372,746          4,968,449          4,639,273
  Increase in policy reserves                                     2,028,067          2,590,124          1,053,685
  General insurance expenses and taxes                              373,762            334,853            310,894
  Salaries and wages                                                193,743            183,849            177,720
  Group service and administration fees                              59,849             88,596             75,092
  Commissions                                                       501,200            451,688            454,405
  Separate account transfers, net                                   318,521             81,934            343,448
                                                           -----------------  -----------------  -----------------
    Total benefits and expenses                                   8,847,888          8,699,493          7,054,517
                                                           -----------------  -----------------  -----------------

    Gain (loss) from operations before dividends,
      federal income taxes and net realized capital
      gains (losses)                                                (66,874)            59,340            261,678

Dividends to policyholders                                           42,378             47,337             49,603
                                                           -----------------  -----------------  -----------------
    Gain (loss) from operations before federal income
      taxes and net realized capital gains (losses)                (109,252)            12,003            212,075

Federal income taxes incurred                                         2,442              4,275             61,828
                                                           -----------------  -----------------  -----------------
    Gain (loss) from operations before net realized
      capital gains (losses)                                       (111,694)             7,728            150,247

Net realized capital gains (losses), net of transfers to
  interest maintenance reserve and federal income taxes             186,420            270,210            (67,924)
                                                           -----------------  -----------------  -----------------
    Net income                                             $         74,726   $        277,938   $         82,323
                                                           =================  =================  =================

STATEMENTS OF CAPITAL AND SURPLUS

Capital and surplus, beginning of year                     $      3,059,925   $      2,971,602   $      2,766,405
Net income                                                           74,726            277,938             82,323
Net change in unrealized capital gains and losses                  (257,804)           (23,099)            94,751
Net change in deferred income tax                                    34,167            (82,922)            47,397
Change in asset valuation reserve                                    92,190             18,421            (51,004)
Net change in separate account surplus                                  461              7,349              3,636
Dividends to stockholder                                             (9,647)          (188,705)            (2,000)
Change in unauthorized reinsurance                                   (2,208)             4,300             (1,588)
Change in non-admitted assets                                      (166,428)            51,077             20,645
Change in reserves due to change in valuation basis                      --                 --             10,546
Capital contribution                                                 20,006             17,841                 --
Other, net                                                            3,579              6,123                491
                                                           -----------------  -----------------  -----------------
Capital and surplus, end of year                           $      2,848,967   $      3,059,925   $      2,971,602
                                                           =================  =================  =================

See accompanying notes to statutory financial statements.

                        MINNESOTA LIFE INSURANCE COMPANY
                       STATUTORY STATEMENTS OF CASH FLOW
                  YEARS ENDED DECEMBER 31, 2018, 2017 AND 2016
                                 (IN THOUSANDS)

                                                                 2018               2017               2016
                                                           -----------------  -----------------  -----------------
CASH FLOW FROM OPERATING ACTIVITIES
Revenues:
  Premiums and annuity considerations                      $      7,971,586   $      7,578,903   $      6,908,917
  Net investment income                                             782,614            733,467            675,764
                                                           -----------------  -----------------  -----------------
    Total receipts                                                8,754,200          8,312,370          7,584,681
                                                           -----------------  -----------------  -----------------

Benefits and expenses paid:
  Policyholder benefits                                           5,313,921          4,971,796          4,631,338
  Dividends to policyholders                                         46,140             50,646             56,340
  Commissions and expenses                                        1,141,411          1,046,570          1,025,628
  Separate account transfer, net                                    302,939             66,857            367,264
  Federal income taxes                                               53,751             98,331             53,644
                                                           -----------------  -----------------  -----------------
    Total payments                                                6,858,162          6,234,200          6,134,214
                                                           -----------------  -----------------  -----------------

      Cash provided from operations                               1,896,038          2,078,170          1,450,467
                                                           -----------------  -----------------  -----------------

CASH FLOW FROM INVESTING ACTIVITIES

Proceeds from investments sold, matured or repaid:
  Bonds                                                           3,719,165          4,052,868          4,164,867
  Common stocks                                                     220,412            260,437            263,237
  Mortgage loans                                                    383,096            364,837            363,402
  Derivative instruments                                            477,497            433,108            193,443
  Other invested assets                                             138,775            372,202            106,631
Separate account redemptions                                         25,114             25,297             24,390
                                                           -----------------  -----------------  -----------------
                                                                  4,964,059          5,508,749          5,115,970
                                                           -----------------  -----------------  -----------------

Cost of investments acquired:
  Bonds                                                           5,031,445          5,834,744          5,165,789
  Common stocks                                                     201,086            206,439            300,061
  Mortgage loans                                                    997,476            832,982            776,220
  Derivative instruments                                            400,800            303,079            264,884
  Other invested assets                                             119,920            159,519            106,310
Separate account investments                                            435             30,231             15,444
Securities in transit, net                                          (13,317)            (3,727)            35,412
Other provided, net                                                  50,660             50,138             15,798
                                                           -----------------  -----------------  -----------------
                                                                  6,788,505          7,413,405          6,679,918
                                                           -----------------  -----------------  -----------------

      Cash applied to investing                                  (1,824,446)        (1,904,656)        (1,563,948)
                                                           -----------------  -----------------  -----------------

CASH FLOW FROM FINANCING AND MISCELLANEOUS ACTIVITIES

Borrowed money, net                                                (225,000)           (30,000)           100,000
Net deposits on deposit-type contract funds                          18,504            (10,892)           161,232
Dividend paid to stockholder                                             --           (185,142)                --
Contributed capital                                                  11,500                 --                 --
Other cash applied                                                   (1,882)             3,104            (19,569)
                                                           -----------------  -----------------  -----------------

      Cash (applied to) provided from financing                    (196,878)          (222,930)           241,663
                                                           -----------------  -----------------  -----------------

RECONCILIATION OF CASH, CASH EQUIVALENTS AND SHORT-TERM
  INVESTMENTS

Net change in cash, cash equivalents and short-term
  investments                                                      (125,286)           (49,416)           128,182
Beginning of the year                                               186,804            236,220            108,038
                                                           -----------------  -----------------  -----------------
  End of the year                                          $         61,518   $        186,804   $        236,220
                                                           =================  =================  =================

See accompanying notes to statutory financial statements.

                        MINNESOTA LIFE INSURANCE COMPANY

                    NOTES TO STATUTORY FINANCIAL STATEMENTS
                        DECEMBER 31, 2018, 2017 AND 2016
                                 (IN THOUSANDS)

(1)  NATURE OF OPERATIONS

     ORGANIZATION AND DESCRIPTION OF BUSINESS

     Minnesota Life Insurance Company (the Company), a wholly-owned subsidiary of Securian Financial Group, Inc. (SFG), both directly and through its subsidiaries and controlled affiliates, provides a diversified array of insurance and financial products and services designed principally to protect and enhance the long-term financial well-being of individuals and families.

     The Company, which operates in the United States, generally offers the following types of products:

        - Fixed, indexed and variable universal life, term life and whole life insurance products to individuals through affiliated and independent channel partners.
        - Immediate and deferred annuities, with fixed, indexed, and variable investment options through affiliated and independent channel partners.
        - Group life insurance and voluntary products to private and public employers.
        - Customized retirement options to employers and investment firms through affiliated and independent channel partners as well as direct relationships.
        - Life insurance protection through banks, credit unions, and finance companies.

     The Company serves over 14 million people through more than 5,000 home office associates and field representatives located at its St. Paul, Minnesota headquarters and in sales offices nationwide.

     During October 2016, the Company entered into a membership interest purchase agreement to sell its consumer finance company, Personal Finance Company LLC (PFC). The transaction closed effective March 31, 2017 and resulted in a $187,325 realized capital gain before income taxes and $(173,325) change in unrealized capital gains and losses, which net with taxes had an immaterial impact to capital and surplus.

(2)  SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

     The accompanying statutory financial statements of Minnesota Life Insurance Company have been prepared in accordance with accounting practices prescribed or permitted by the Minnesota Department of Commerce. The Minnesota Department of Commerce recognizes statutory accounting practices prescribed or permitted by the state of Minnesota for determining and reporting the financial condition and results of operations of an insurance company and for determining its solvency under the Minnesota Insurance Law. Prescribed statutory accounting practices are those practices that are incorporated directly or by reference in state laws, regulations and general administrative rules applicable to all insurance enterprises domiciled in a particular state. Permitted statutory accounting practices include practices not prescribed by the domiciliary state, but allowed by the domiciliary state regulatory authority. The National Association of Insurance Commissioners' (NAIC) ACCOUNTING PRACTICES AND PROCEDURES manual (NAIC SAP) has been adopted as a component of prescribed or permitted practices by the state of Minnesota. The state has adopted the prescribed accounting practices as stated in NAIC SAP, without modification. The Company has no material statutory accounting practices that differ from those of the state of Minnesota or the NAIC accounting practices. See note 13 for discussion of statutory dividend limitations. These practices differ from U.S. generally accepted accounting principles (GAAP).

     The more significant differences, of which the aggregate effects are material are as follows:

     - Acquisition costs, such as commissions and other costs incurred in connection with the successful acquisition of new and renewal business, are charged to current operations as incurred whereas premiums are recognized as earned over the premium paying periods of the policies and contracts. Under GAAP, acquisition costs are capitalized and charged to operations as the revenues or expected gross profits are recognized.

     - Certain assets are designated as "non-admitted" and changes in such amounts are charged directly to unassigned surplus.

     - Policy reserves are based on methods prescribed by the NAIC, which include mortality and interest assumptions without consideration for lapses or withdrawals. Under GAAP, policy reserves are based on current best estimates or locked in best estimate assumptions on the date of issuance with a provision for adverse deviation, which include considerations for lapses and withdrawals.

                                                                     (Continued)

                        MINNESOTA LIFE INSURANCE COMPANY

                                 (IN THOUSANDS)

(2)  SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

     The more significant differences, of which the aggregate effects are material are as follows (Continued):

     - The Company is required to establish an asset valuation reserve (AVR) and an interest maintenance reserve (IMR). The AVR provides for a standardized statutory investment valuation reserve for bonds, preferred stocks, short-term investments, mortgage loans, common stocks, real estate and other invested assets. Changes in this reserve are recorded as direct charges or credits to surplus. The IMR is designed to defer net realized capital gains and losses resulting from changes in the level of interest rates in the market and to amortize them over the remaining life of the bond or mortgage loan sold. The IMR represents the unamortized portion of the bond or mortgage loan not yet taken into income. If IMR is negative, it is designated as non-admitted and is directly charged to unassigned surplus. For securities the Company intends to sell in which a write-down is necessary, the Company reviews whether the realized loss affects the IMR or AVR. There are no such requirements on a GAAP basis.

     - Investments, other than common stocks, preferred stocks and investments in subsidiaries, are carried at values prescribed by the NAIC. GAAP requires investments, other than common stocks, preferred stocks and investments in subsidiaries, to be classified as held-to-maturity securities, which are reported at amortized cost, trading securities, which are reported at fair value through earnings or available-for-sale securities, which are reported at fair value through equity.

     - Investments in common stocks and preferred stocks are carried at values prescribed by the NAIC. After January 1, 2018, GAAP requires common stocks and preferred stocks to be reported at fair value through earnings. Prior to January 1, 2018, GAAP required common stocks and preferred stocks to be classified as trading securities, which were reported at fair value through earnings, or available-for-sale securities, which were reported at fair value through stockholder's equity.

     - Bonds that have been assigned the NAIC Category 6 designation are carried at the appropriate NAIC carrying value of fair value or cost. There are no such requirements on a GAAP basis.

     - Undistributed income and capital gains and losses for limited partnership alternative investments are reported in capital and surplus as unrealized gains and losses until realized. Under GAAP, specialized accounting treatment for investment companies requires unrealized gains and losses on these alternative investments to be included in earnings.

     - Investments in subsidiaries are carried at the audited net equity values as prescribed by the NAIC. Changes in equity values related to earnings are reflected in surplus, and other equity changes are reflected in surplus as charges or credits to unrealized gains and losses. GAAP requires subsidiaries and certain variable interest entities to be consolidated.

     - Deferred federal income taxes are provided for the tax effects of certain income and expense items recognized for income tax purposes in different years than for financial reporting purposes. The change in the net deferred tax asset or liability is reflected in surplus. Admittance testing may result in a charge to capital and surplus for non-admitted portions of the net deferred tax asset. GAAP requires the change to be reported in operations or other comprehensive income.

     - In determining the need for tax contingency reserves, consideration is given to whether it is more-likely-than-not that specific uncertain tax benefits will be realized. GAAP subsequently subjects the tax benefits to an additional quantitative measurement step.

     - Goodwill is admitted subject to a 10% limitation on surplus and amortized over the useful life of the goodwill, not to exceed 10 years. Under GAAP, goodwill, which is considered to have an indefinite useful life, is tested using either a qualitative or quantitative approach for impairment and a loss is recorded, when appropriate.

     - Surplus notes are classified as capital and surplus. Under GAAP, surplus notes are classified as liabilities.

     - Rental income on home office properties owned by the Company is recognized by the Company and a similar amount of rental expense is recognized as a charge for the related office space. Under GAAP, there is no recognition of either rental income or rental expense on home office properties owned by the Company.

                                                                     (Continued)

                        MINNESOTA LIFE INSURANCE COMPANY

                                 (IN THOUSANDS)

(2)  SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

     The more significant differences, of which the aggregate effects are material are as follows (Continued):

     - Certain assets and liabilities are recorded net of the effects of related reinsurance, which is not permitted by GAAP.

     - The statutory financial statements do not include accumulated other comprehensive income (loss) as required by GAAP.

     - Nontraditional life products include individual adjustable life, universal life and variable life insurance and group universal and variable life insurance. Revenues from nontraditional life products and deferred annuities consist of premiums received rather than policy and contract fees charged for the cost of insurance, policy administration and surrenders as required under GAAP.

     - The statutory statements of cash flow do not classify cash flow consistent with GAAP and a reconciliation of net income to net cash provided from operating activities is not provided.

     - Statutory policyholder dividend liabilities are required to be calculated including dividends anticipated to be paid in the next twelve months. GAAP requires a dividend accrual representing dividends due and unpaid through the current year-end.

     - The calculation of reserves and transfers in the Separate Account Statement requires the use of a Commissioners' Annuity Reserve Valuation Method (CARVM) allowance on annuities and a Commissioners' Reserve Valuation Method (CRVM) allowance on certain life products for statutory reporting. There is no such requirement on a GAAP basis.

     - Derivative instruments are recorded at fair value or amortized cost. Changes in derivative instruments recognized at fair value, other than hedges, are recorded as unrealized capital gains and losses on the statutory statements of capital and surplus. Hedges are held using the same accounting methodology as the hedged item. Under GAAP reporting, derivative instruments are held at fair value. Changes in fair value are recorded to realized capital gains and losses, policyholder benefits in the case of certain life insurance product hedging or unrealized capital gains and losses depending on the nature of the hedging relationship, if any, that are designated.

     - A deferred premium asset is established to recognize receipt of premiums on a payment mode other than annual. This asset is considered an offset to statutory reserve calculations which use only annual modal premium assumptions. Deferred premiums are calculated from the current statement date to policy anniversary date. On a GAAP basis, deferred premiums are netted against policy reserves and are generally calculated as a constant of gross premiums.

     - Policy and contract fees are recognized through the statements of operations as received. Under GAAP, these amounts are reported as unearned revenue and are recognized in operations over the period in which the services are provided.

     - The Company periodically invests money in its separate accounts, which is reported as a component of separate account assets and unassigned surplus. On a GAAP basis, these investments are reported as investments in equity securities, based on the underlying characteristics of the investment.

     - Separate account assets and liabilities include certain market value adjusted fixed annuity and investment options on variable annuities. Notwithstanding the market value adjustment feature, the investment performance of the separate account assets is not being passed to the contractholder, and therefore, on a GAAP basis the contract is not reported in the separate account. Rather, the components of the spread on a book value basis are recorded in interest income and interest credited and realized gains and losses on investments and market value adjustments on contract surrenders are recognized as incurred. For GAAP, the contract liability is included in policy and contract balances and the assets are recorded within invested assets.

                                                                     (Continued)

                        MINNESOTA LIFE INSURANCE COMPANY

                                 (IN THOUSANDS)

(2)  SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

     The more significant differences, of which the aggregate effects are material are as follows (Continued):

     - The Company issues variable annuity contracts through separate accounts where the Company contractually guarantees to the contractholder a return of no less than one of the following upon a qualifying event: (a) total deposits made to the contract adjusted for partial withdrawals, (b) total deposits made to the contract adjusted for partial withdrawals plus a minimum return, (c) the highest contract value on a specified anniversary date adjusted for withdrawals following the contract anniversary, or (d) a minimum payment on a variable immediate annuity. These guarantees include benefits that are payable in the event of death, withdrawal or annuitization. The Company also issues universal life and variable universal life contracts where the Company provides to the contractholder a no-lapse guarantee and fixed indexed annuities with a guaranteed income in excess of account value. Statutory reserving methodologies consistent with other policy reserves and state requirements are established connected to these guarantees. GAAP requires the calculation of an additional liability related to these guarantees, specifically where product features produce an earnings pattern of profits followed by losses. Certain guarantees are considered embedded derivatives for GAAP. A separate reserve or an embedded derivative related to these guarantees is not required in statutory reporting.

     - The Company also issues certain fixed indexed annuity and indexed universal life contracts that contain features which are considered to be embedded derivatives that are not separated between components and are accounted for consistent with the host contract. Under GAAP, the embedded derivative is bifurcated from the host contract and accounted for separately as a derivative carried at fair value with changes in fair value recorded in net income.

     - GAAP requires that sales inducements be deferred and amortized over the life of the policy using the same methodology and assumptions used to amortize deferred policy acquisition costs. A separate asset related to sales inducements is not allowed under statutory reporting.

     The significant accounting policies that are reflected in the accompanying statutory financial statements are as follows:

     NEW ACCOUNTING PRONOUNCEMENTS

     In March 2018, the NAIC adopted revisions to SSAP No. 102, Pensions, to remove the disclosure requirement for the reconciliation of plan assets classified as Level 3 in the fair value hierarchy. The revised statement is effective on a prospective basis for 2018 reporting periods and resulted in the removal of disclosures in note 12.

     In March 2018, the NAIC adopted revisions to SSAP No. 103R, Transfers and Servicing of Financial Assets and Extinguishments of Liabilities, to exclude cash equivalents, derivatives and short-term investments with credit assessments equivalent to an NAIC 1 or NAIC 2 designation from the wash sale disclosure requirements. The revisions also clarify that the wash sale disclosure should be captured in the financial statements for the reporting period in which the investment was sold. The revised statement is effective on a prospective basis for 2018 reporting periods and resulted in additional disclosures in note 5.

     PERMITTED PRACTICE

     The Company has received a permitted practice from the Minnesota Department of Commerce to use a modified 1959 Accidental Death Benefit table, and the net effect is immaterial for reporting purposes.

     REVENUES AND EXPENSES

     Premiums are credited to revenue over the premium paying period of the policies, with the exception of single and flexible premium contracts which are credited to revenue when received from the policyholder. Annuity considerations and investment management, administration and contract guarantee fees are recognized as revenue when received. Any premiums due that are not yet paid, and premiums paid on other than an annual basis, are included in premiums deferred and uncollected on the statutory statements of admitted assets, liabilities and capital and surplus. Benefits and expenses, including acquisition costs related to acquiring new and renewal business, are charged to operations as incurred. Acquisition expenses incurred are reduced for ceding allowances received or receivable.

                                                                     (Continued)

                        MINNESOTA LIFE INSURANCE COMPANY

                                 (IN THOUSANDS)

(2)  SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

     VALUATION OF INVESTMENTS AND NET INVESTMENT INCOME

     Bonds and stocks are valued as prescribed by the NAIC. Bonds not backed by other loans are generally carried at cost, adjusted for the amortization of premiums, accretion of discounts and any other-than-temporary impairment
     (OTTI). Premiums and discounts are amortized and accreted over the estimated or contractual lives of the related bonds based on the interest yield method. Prepayment penalties are recorded to net investment income when collected. Bonds that have been assigned the NAIC category 6 designation are carried at the lower of cost or fair value. The Securities Valuation Office identified bond exchange-traded funds are reported at fair value.

     Hybrid securities are investments structured to have characteristics of both stocks and bonds. Hybrid securities totaled $32,503 and $35,668 at December 31, 2018 and 2017, respectively, which were classified as bonds on the statutory statements of admitted assets, liabilities and capital and surplus.

     Loan-backed securities are stated at either amortized cost or the lower of amortized cost or discounted cash flows. The Company's loan-backed securities are reviewed quarterly, and as a result, the carrying value of a loan-backed security may be reduced to reflect changes in valuation resulting from discounted cash flow information. Loan-backed securities that have been assigned the NAIC category 6 designation are written down to the appropriate NAIC fair value. The Company uses a third-party pricing service in assisting the Company's determination of the fair value of most loan-backed securities. An internally developed matrix pricing model, discounted cash flow or other model is used to price a small number of holdings. The retrospective adjustment method is used to record investment income on all non-impaired securities except for interest-only securities or other non-investment grade securities where the yield had become negative. Investment income is recorded using the prospective method on these securities.

     For loan-backed securities, the Company recognizes income using a constant effective yield method based on prepayment assumptions obtained from an outside service provider or upon analyst review of the underlying collateral and the estimated economic life of the securities. When estimated prepayments differ from the anticipated prepayments, the effective yield is recalculated to reflect actual prepayments to date and anticipated future payments. Any resulting adjustment is included in net investment income. For loan-backed securities that have a recognized OTTI, the adjusted cost basis is prospectively amortized over the remaining life of the security based on the amount and timing of future estimated cash flows. All other investment income is recorded using the interest method without anticipating the impact of prepayments.

     Common stocks are carried at fair value except for investments in stocks of subsidiaries and affiliates in which the Company has an interest of 10% or more, which are carried on an equity basis.

     The Company recognizes interest income as earned and recognizes dividend income on unaffiliated common stocks upon declaration of the dividend. Investment income is reported net of related investment expenses. For the years ended December 31, 2018 and 2017, the Company sold, redeemed or otherwise disposed 43 and 56 CUSIPs, respectively, as a result of a callable feature which generated investment income of $7,186 and $10,419, respectively, from prepayment penalties and acceleration fees.

     Preferred stocks are carried at cost less any OTTI adjustments and were classified as other invested assets on the statutory statements of admitted assets, liabilities and capital and surplus.

     Mortgage loans are carried at the outstanding principal balances, net of unamortized premiums and discounts. Premiums and discounts are amortized and accreted over the terms of the mortgage loans based on the effective interest yield method. Prepayment penalties are recorded to net investment income. The Company invests primarily in commercial mortgages with a range of interest rates from 3.52% to 4.94% during 2018. In 2018, the maximum percentage of any one loan to the value of the collateral at the time of the investment of the loan, exclusive of insured or guaranteed or purchase money mortgages, was 79%.

     The Company continues to record interest on those impaired mortgage loans that it believes to be collectible as due and accrued investment income. Any loans that have income 180 days or more past due continue to accrue income, but report all due and accrued income as a non-admitted asset. Past due interest on loans that are uncollectible is written off and no further interest is accrued. Any cash received for interest on impaired loans is recorded as income when collected.

                                                                     (Continued)

                        MINNESOTA LIFE INSURANCE COMPANY

                                 (IN THOUSANDS)

(2)  SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

     VALUATION OF INVESTMENTS AND NET INVESTMENT INCOME (CONTINUED)

     Alternative investments include limited partnership investments in private equity funds, mezzanine debt funds and hedge funds. These investments are in included in other invested assets on the statutory statements of admitted assets, liabilities and capital and surplus at the amount invested using the equity method of accounting. In-kind distributions are recorded as a return of capital for the cost basis of the stock received. Income distributed from these alternative investments is included in net investment income or net realized capital gains (losses) on the statutory statements of operations based on information provided by the investee. The valuation of alternative investments is recorded based on the partnership financial statements from the previous quarter plus contributions and distributions during the fourth quarter. Any undistributed amounts held by the investee are recorded, based on the Company's ownership share, as unrealized capital gains or losses on the statutory statements of capital and surplus. The Company evaluates partnership financial statements received subsequent to December 31 up to the financial statement issue date for material fluctuations in order to determine if an adjustment should be recorded as of December 31.

     Real estate is carried at cost less accumulated depreciation, adjusted for any OTTI losses taken. Real estate is included in other invested assets on the statutory statements of admitted assets, liabilities and capital and surplus. Estimated losses are directly recorded to the carrying value of the asset and recorded as realized losses in the statements of operations. Total accumulated depreciation was $46,230 and $42,631 at December 31, 2018 and 2017, respectively. Depreciation is computed principally on a straight-line basis.

     The Company's investments in surplus notes of unrelated entities are included in other invested assets on the statutory statements of admitted assets, liabilities and capital and surplus. Surplus note investments with a NAIC designation of NAIC 1 or NAIC 2 are reported at amortized cost. Surplus note investments with a NAIC designation equivalent of NAIC 3 through 6 are reported at the lessor of amortized cost or fair value. An OTTI is considered to have occurred if it is probable that the Company will be unable to collect all amounts due according to the contractual terms of the surplus note. If it is determined that a decline in fair value is other than temporary, an impairment loss is recognized as a realized loss equal to the difference between the surplus note's carrying value and the fair value.

     Policy loans are carried at the outstanding loan balance less amounts unsecured by the cash surrender value of the policy. Accrued interest on policy loans over 90 days past due is non-admitted and totaled $3,413 and $7,144 as of December 31, 2018 and 2017, respectively.

     Investments in subsidiary companies are accounted for using the equity method and are carried as investments in affiliated companies or as other invested assets, in the case of limited liability companies, in the statutory statements of admitted assets, liabilities and capital and surplus. The Company records changes in its equity in its subsidiaries as credits or charges to capital and surplus. Insurance subsidiaries are recorded using statutory accounting principles. Non-insurance subsidiaries not engaged in prescribed insurance activities are recorded using audited GAAP results. Non-insurance subsidiaries engaged in prescribed insurance activities are recorded using audited GAAP results with certain statutory basis adjustments. Investments in limited liability subsidiaries included in other invested assets totaled $(5,056) and $(11,197) at December 31, 2018 and 2017, respectively.

     Commercial paper and bonds with original maturity dates of less than twelve months are considered to be short-term investments. Short-term investments are stated at fair value or amortized cost. Short-term investments at December 31, 2018 and 2017 totaled $8,610 and $8,040, respectively.

     Cash and cash equivalents are carried at cost, which generally approximates fair value. Money market funds are included in cash equivalents and are generally valued at fair value. The Company considers short-term investments that are readily convertible to known amounts of cash and have an original maturity date of three months or less to be cash equivalents. The Company places its cash and cash equivalents with high quality financial institutions and, at times, these balances may be in excess of the Federal Deposit Insurance Corporation insurance limit.

                                                                     (Continued)

                        MINNESOTA LIFE INSURANCE COMPANY

                                 (IN THOUSANDS)

(2)  SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

     DERIVATIVE INSTRUMENTS

     The Company uses a variety of derivatives, including swaps, swaptions, forwards, floors, caps, futures and option contracts, to manage the risks associated with cash flows or changes in estimated fair values related to the Company's financial instruments. The Company currently enters into derivative transactions that do not qualify for hedge accounting or in certain cases, elects not to utilize hedge accounting.

     Derivative instruments are generally carried at fair value with changes in fair value recorded in net change in unrealized capital gains and losses on the statutory statements of capital and surplus. Interest income generated by derivative instruments is reported in net realized capital gains (losses) on the statutory statements of operations.

     Several life insurance and annuity products in the Company's liability portfolio contain investment guarantees that create economic exposure to market and interest rate risks. These guarantees take the form of guaranteed withdrawal benefits on variable annuities, life time income guarantees on fixed index annuities, a guaranteed payout floor on a variable payout annuity, and indexed interest credits on both fixed indexed annuity and fixed indexed universal life products. The Company uses economic hedges including futures contracts, interest rate swaps and exchange traded and over-the-counter (OTC) options in its efforts to minimize the financial risk associated with these product guarantees.

     The Company holds "To-Be-Announced" (TBA) Government National Mortgage Association forward contracts that require the Company to take delivery of a mortgage-backed security at a settlement date in the future. A majority of the TBAs are settled at the first available period allowed under the contract. However, the deliveries of some of the Company's TBA securities happen at a later date, thus extending the forward contract date. These securities are reported at cost as derivative instruments on the statutory statements of admitted assets, liabilities and capital and surplus.

     REALIZED AND UNREALIZED CAPITAL GAINS AND LOSSES

     Realized capital gains and losses, less federal income taxes and amounts transferred to the IMR, if any, are recognized in net income. Unrealized capital gains and losses are accounted for as a direct increase or decrease to capital and surplus. Both realized and unrealized capital gains and losses are determined using the specific identification method.

     The Company regularly reviews each investment in its various asset classes to evaluate the necessity of recording impairment losses for other-than-temporary declines in the fair value of the investments. When the Company determines that an invested asset is other-than-temporarily impaired, the invested asset is written down to a new cost basis and the amount of the impairment is included in realized gains and losses on the statutory statements of operations. Any subsequent recoveries are not recognized until disposition.

     Under the Company's accounting policy for loan-backed and structured securities, if the Company has the intent to sell or the inability or lack of intent to retain a security for a period of time sufficient to recover the amortized cost basis, an OTTI is recognized in earnings equal to the difference between the security's amortized cost basis and the fair value. Otherwise, if the present value of cash flows expected to be collected is less than the amortized cost basis of the security, an OTTI is recognized in earnings equal to the difference between the investment's amortized cost basis and the present value of cash flows expected to be collected, discounted at the loan-backed or structured security's original effective interest rate.

     For other bonds, when the Company has determined an OTTI has occurred, the security is written-down to fair value. If the impairment is deemed to be non-interest related, an OTTI is recorded in earnings. For interest related declines, an OTTI is recorded when the Company has the intent to sell or does not have the ability to hold the bond until the forecasted recovery occurs. Many criteria are considered during this process including but not limited to, the length of time and the extent to which the current fair value has been below the amortized cost of the security, specific credit issues such as collateral, financial prospects related to the issuer, the Company's intent to sell the security and current economic conditions.

     For common stocks, an OTTI is recorded when the Company does not have the intent and ability to hold the investment or does not have the ability to retain the investment for a sufficient period of time to allow for anticipated recovery of unrealized losses. When an OTTI has occurred, the entire difference between NAIC fair value and the common stock's cost is charged to earnings. Common stocks that have been in an unrealized loss position of greater than 20% for longer than six months are reviewed specifically using available third party information based on the investee's current financial condition, liquidity, near-term recovery prospects, and other factors. In addition, common stocks that have an unrealized loss position greater than $100 are reviewed based on the individual characteristics of the stock. Preferred stocks with significant unrealized losses are also reviewed on the same basis for impairment.

                                                                     (Continued)

                        MINNESOTA LIFE INSURANCE COMPANY

                                 (IN THOUSANDS)

(2)  SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

     REALIZED AND UNREALIZED CAPITAL GAINS AND LOSSES (CONTINUED)

     The Company evaluates its alternative investments on a fund by fund basis using current and forecasted expectations for future fund performance, the age of the fund, general partner commentary and underlying investments within the fund. If facts and circumstances indicate that the value of the investment will not be recovered, the cost of the investment is written down and an OTTI is recorded in net realized capital gains (losses) on the statements of operations.

     All other material unrealized losses are reviewed for any unusual event that may trigger an OTTI. Determination of the status of each analyzed investment as OTTI or not is made based on these evaluations with documentation of the rationale for the decision.

     The Company may, from time to time, sell invested assets subsequent to the statutory statement of admitted assets, liabilities and capital and surplus date that were considered temporarily impaired at the statutory statement of admitted assets, liabilities and capital and surplus date for several reasons. The rationale for the change in the Company's intent to sell generally focuses on unforeseen changes in the economic facts and circumstances related to the invested asset subsequent to the statutory statement of admitted assets, liabilities and capital and surplus date, significant unforeseen changes in the Company's liquidity needs, changes in interest rates, or changes in tax laws or the regulatory environment. The Company had no material sales of invested assets, previously considered OTTI or in an unrealized loss position, subsequent to the statutory statement of admitted assets, liabilities and capital and surplus dates for either December 31, 2018 or 2017.

     The Company provides valuation allowances for impairments of mortgage loans on a specific identification basis. Mortgage loans are considered to be impaired when, based on current information and events, it is probable that the Company will be unable to collect all amounts due according to the contractual terms of the loan agreement. A non-performing loan is defined as a loan that is not performing to the contractual terms of the loan agreement. Examples of non-performing loans may include delinquent loans, requests for forbearance and loans in the process of foreclosure. The valuation allowance is equal to the difference between the carrying value and fair value of the collateral less estimated costs to sell. Changes in the valuation allowance are recorded in net change in unrealized capital gains and losses on the statutory statements of capital and surplus.

     Impairment losses are recorded on investments in real estate and other long-lived assets used in operations when indicators of impairment are present, using undiscounted cash flows if available or independent market appraisals.

     SEPARATE ACCOUNTS

     Separate account assets represent segregated funds administered by an unaffiliated asset management firm. These segregated funds are invested by both an unaffiliated asset management firm and an affiliate of the Company for the exclusive benefit of the Company's pension, variable annuity and variable life insurance policyholders and contractholders. Assets consist principally of marketable securities and are reported at fair value of the investments held in the segregated funds. Investment income and gains and losses accrue directly to the policyholders and contractholders. Premiums, benefits and expenses of the separate accounts are reported in the statutory statements of operations. The Company receives administrative and investment advisory fees for services rendered on behalf of these accounts, and such fees are recorded as earned.

     The Company periodically invests money in its separate accounts. The fair value of such investments, included with separate account assets, amounted to $34,245 and $63,390 at December 31, 2018 and 2017, respectively.

     Included within other liabilities on the statutory statements of admitted assets, liabilities, and capital and surplus are the allowances for CARVM and CRVM. As of December 31, 2018 and 2017, the CARVM and CRVM allowances were $(299,538) and $(315,246), respectively.

     SOFTWARE CAPITALIZATION

     Computer software costs incurred for internal use are capitalized and amortized over a three or five-year period. Computer software costs include application software, purchased software packages and significant upgrades to software. The Company had unamortized software costs of $45,516 and $39,472 as of December 31, 2018 and 2017, respectively, all of which is non-admitted, and amortized software expense of $12,183, $14,418 and $15,628 for the years ended December 31, 2018, 2017 and 2016, respectively.

                                                                     (Continued)

                        MINNESOTA LIFE INSURANCE COMPANY

                                 (IN THOUSANDS)

(2)  SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

     NON-ADMITTED ASSETS

     Certain assets, designated as "non-admitted assets" (principally deferred taxes that do not meet admissibility testing, investments in affiliated companies, furniture, equipment, computer software, negative IMR and certain receivables), amounting to $405,011 and $238,583 at December 31, 2018 and 2017, respectively, have been charged to capital and surplus.

     REINSURANCE

     Insurance liabilities are reported after the effects of ceded reinsurance. Reinsurance recoverables represent amounts due from reinsurers for paid benefits, expense reimbursements and prepaid premiums, and are included in other assets on the statutory statements of admitted assets, liabilities and capital and surplus. Reinsurance premiums ceded and recoveries on benefits and claims incurred are deducted from the respective income and expense accounts.

     POLICY RESERVES

     Policy reserves are determined using methods and assumptions consistent with the Standard Valuation Law and presently accepted actuarial standards. Policy reserves on group annuity contracts purchased under a qualified retirement plan are equal to the account value. Policy reserves on all other annuity contracts and life insurance contracts and older variable life policies are equal to the present value of future benefits less the present value of future premiums. The Company waives deduction of deferred fractional premiums upon death of the insured and returns any portion of the final premium beyond the date of death. At December 31, 2018 and 2017, the amounts of surrender values in excess of reserves were $1,109,986 and $857,944, respectively.

     Policy reserves on accident and health contracts are determined using tabular and lag factor methods reflecting Company experience. The Company's liability for unpaid accident and health claims and claim adjustment expenses are determined using appropriate interest rate tables, company experience and actuarial studies.

     For substandard policies, if a flat premium is charged, the reserve is one-half of the extra premium. For reserves determined using a tabular method, the reserve is calculated by an exact method using multiples of standard mortality as determined by the currently assigned mortality category. As of December 31, 2018 and 2017, the Company had $8,822,745 and $7,044,862, respectively, of insurance inforce for which the gross premiums are less than the net premiums according to the standard valuation.

     Other policy liabilities include premium deposit funds and experience rated refund balances for certain group life insurance contracts.

     During 2016, the Company recorded a change in valuation basis related to certain reserves on universal life products in which certain policies included secondary guarantees. The change in valuation basis resulted in a cumulative effect adjustment to increase capital and surplus by $10,546 and is reported in change in reserve due to change in valuation basis on the statutory statements of operations and capital and surplus.

     LIABILITY FOR ACCIDENT AND HEALTH LOSSES AND LOSS ADJUSTMENT EXPENSES

     The liability for unpaid losses and loss adjustment expenses includes an amount for losses incurred but unreported, based on past experience, as well as an amount for reported but unpaid losses, which is calculated on a case-by-case basis. Such liabilities are necessarily based on assumptions and estimates. While management believes that the amount is adequate, the ultimate liability may be in excess of or less than the amount estimated. The methods, including key assumptions, of making such estimates and for establishing the resulting liability are continually reviewed and any adjustments are reflected in the period such change in estimate is made. The liability for unpaid accident and health claims and claim adjustment expenses, net of reinsurance, is included in accident and health policy reserves and policy claims in process of settlement on the statements of admitted assets, liabilities and capital and surplus.

                                                                     (Continued)

                        MINNESOTA LIFE INSURANCE COMPANY

                                 (IN THOUSANDS)

(2)  SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

     PARTICIPATING BUSINESS

     Dividends on participating policies and other discretionary payments are declared by the Company's Board of Directors based upon actuarial determinations that take into consideration current mortality, interest earnings, expense factors and federal income taxes. Dividends are generally recognized as expenses when declared by the Company's Board of Directors and up to one year in advance of the payout dates. At December 31, 2018 and 2017, the total participating business in-force was $2,197,301 and $2,171,785, respectively. As a percentage of total life insurance in force, participating business in-force represents 0.2% at both December 31, 2018 and 2017.

     For 2018, 2017 and 2016, premiums under individual and group life participating policies were $41,963, $41,073 and $40,285, respectively. The Company accounts for its policyholder dividends based upon the contribution method. The Company paid dividends in 2018, 2017 and 2016 in the amount of $7,249, $7,694, and 7,983, respectively, to policyholders and did not allocate any additional income to such policyholders.

     FEDERAL INCOME TAXES

     The Company files a consolidated life/non-life federal income tax return with Minnesota Mutual Companies, Inc. (MMC), the Company's ultimate parent. Entities included in the consolidated return include: Securian Holding Company, Robert Street Property Management, Inc., Securian Financial Group, Inc. (SFG), Securian Casualty Company, Securian Ventures, Inc., Securian Financial Services, Inc. (SFS), Securian Trust Company, Securian Asset Management, Inc. (Securian AM), Ochs Inc., Lowertown Capital, LLC, and Minnesota Life Insurance Company and its subsidiaries. Minnesota Life's subsidiaries include Securian Life Insurance Company (Securian Life), Allied Solutions LLC (Allied), Securian AAM Holdings, LLC, Marketview Properties, LLC, Marketview Properties II, LLC, Marketview Properties III, LLC, Marketview Properties IV, LLC and Oakleaf Service Corporation.

     The method of allocation between companies is subject to written agreement, approved by an officer of the Company. Under the agreement, the Company computes federal income taxes on a separate return basis, and benefit is given for operating losses and credits as utilized to reduce consolidated federal income taxes. Intercompany tax balances are settled annually when the tax return is filed with the Internal Revenue Service (IRS).

     The Company provides for federal income taxes based on amounts the Company believes it ultimately will owe. Inherent in the provision for federal income taxes are estimates regarding the deductibility of certain items and the realization of certain tax credits. In the event the ultimate deductibility of certain items or the realization of certain tax credits differs from estimates, the Company may be required to significantly change the provision for federal income taxes recorded in the statutory financial statements. Any such change could significantly affect the amounts reported in the statutory statements of operations. Management has used best estimates to establish reserves based on current facts and circumstances regarding tax exposure items where the ultimate deductibility is open to interpretation. Management evaluates the appropriateness of such reserves based on any new developments specific to their fact patterns. Information considered includes results of completed tax examinations, Technical Advice Memorandums and other rulings issued by the IRS or the tax courts.

     Deferred tax assets and liabilities are recognized for the future tax consequences attributable to differences between the financial statement carrying amounts of existing assets and liabilities and their respective tax bases and operating loss and tax credit carryforwards. Gross deferred tax assets and liabilities are measured using enacted tax rates, and a statutory valuation allowance must be established if it is more likely than not that some portion or all of the gross deferred tax assets will not be realized. The adjusted gross deferred tax assets are then considered for admitted asset status according to the admissibility tests as set forth by the NAIC. Changes in deferred tax assets and deferred tax liabilities, including changes attributable to changes in tax rates, are recognized as a component of unassigned surplus.

                                                                     (Continued)

                        MINNESOTA LIFE INSURANCE COMPANY

                                 (IN THOUSANDS)

(2)  SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

     USE OF ESTIMATES

     The preparation of financial statements in conformity with statutory accounting practices requires management to make certain estimates and assumptions that affect reported assets and liabilities, including reporting or disclosure of contingent assets and liabilities as of the dates of the statements of admitted assets, liabilities and capital and surplus and the reported amounts of revenues and expenses during the reporting period. Future events, including but not limited to, changes in mortality, morbidity, interest rates and asset valuations, could cause actual results to differ from the estimates used in the financial statements and such changes in estimates are generally recorded on the statements of operations in the period in which they are made.

     The most significant estimates include those used in determining policy reserves, policy claims in process of settlement, valuation of and impairment losses on investments, valuation allowances or impairments for mortgage loans on real estate, federal income taxes and pension and other postretirement employee benefits. Although some variability is inherent in these estimates, the recorded amounts reflect management's best estimates based on facts and circumstances as of the statements of admitted assets, liabilities and capital and surplus date. Management believes the amounts provided are appropriate.

(3)  RISKS

     The Company's financial statements are based on estimates and assumptions that are subject to significant business, economic and competitive risks and uncertainties, many of which are beyond the Company's control or are subject to change. As such, actual results could differ from the estimates used in the consolidated financial statements and the value of the Company's investments, its financial condition and its liquidity could be adversely affected. The following risks and uncertainties, among others, may have such an effect:

        - Economic environment and capital markets-related risks such as those related to interest rates, equity markets, credit spreads, real estate, and derivatives.
        - Investment-related risks such as those related to valuation, impairment, and concentration.
        - Business and operational-related risks such as those related to mortality/longevity, morbidity and claims experience, reinsurers and counterparties, liquidity, ratings, competition, cyber or other information security, fraud, and overall risk management.
        - Acquisition, disposition, or other structural change related risks.
        - Regulatory and legal risks such as those related to changes in fiscal, tax and other legislation, insurance and other regulation, and accounting standards.

     The Company actively monitors and manages risks and uncertainties through a variety of policies and procedures in an effort to mitigate or minimize the adverse impact of any exposures impacting the financial statements.

(4)  FAIR VALUE OF FINANCIAL INSTRUMENTS

     FINANCIAL ASSETS AND FINANCIAL LIABILITIES REPORTED AT FAIR VALUE

     The fair value of the Company's financial assets and financial liabilities has been determined using available market information as of December 31, 2018 and 2017. Although the Company is not aware of any factors that would significantly affect the fair value of financial assets and financial liabilities, such amounts have not been comprehensively revalued since those dates. Therefore, estimates of fair value subsequent to the valuation dates may differ significantly from the amounts presented herein. Considerable judgment is required to interpret market data to develop the estimates of fair value. The use of different market assumptions and/or estimation methodologies may have a material effect on the estimated fair value amounts.

     Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability (exit price) in an orderly transaction between market participants at the measurement date. In determining fair value, the Company primarily uses the market approach which utilizes prices and other relevant information generated by market transactions involving identical or comparable assets or liabilities. To a lesser extent, the Company also uses the income approach which uses discounted cash flows to determine fair value. When applying either approach, the Company maximizes the use of observable inputs and minimizes the use of unobservable inputs. Observable inputs reflect the assumptions market participants would use in valuing a financial instrument based on market data obtained from sources independent of the Company. Unobservable inputs reflect the Company's estimates about the assumptions market participants would use in valuing financial assets and financial liabilities based on the best information available in the circumstances.

                                                                     (Continued)

                        MINNESOTA LIFE INSURANCE COMPANY

                                 (IN THOUSANDS)

(4)  FAIR VALUE OF FINANCIAL INSTRUMENTS (CONTINUED)

     FINANCIAL ASSETS AND FINANCIAL LIABILITIES REPORTED AT FAIR VALUE
     (CONTINUED)

     The Company is required to categorize its financial assets and financial liabilities carried at fair value on the statutory statements of admitted assets, liabilities and capital and surplus according to a three-level hierarchy. A level is assigned to each financial asset and financial liability based on the lowest level input that is significant to the fair value measurement in its entirety. The levels of fair value hierarchy are as follows:

          Level 1 - Fair value is based on unadjusted quoted prices for identical assets or liabilities in an active market. The types of assets and liabilities utilizing Level 1 valuations generally include money-market funds, actively-traded U.S. and international common stocks, investments in mutual funds with quoted market prices, certain separate account assets and listed derivatives.

          Level 2 - Fair value is based on significant inputs, other than quoted prices included in Level 1, that are observable in active markets for identical or similar assets and liabilities. The types of assets and liabilities utilizing Level 2 valuations generally include certain separate account assets and certain derivatives.

          Level 3 - Fair value is based on at least one or more significant unobservable inputs. These inputs reflect the Company's assumptions about the inputs market participants would use in pricing the assets or liabilities. The types of assets and liabilities utilizing Level 3 valuations generally include certain non-exchange traded common stocks and certain separate account assets.

     The Company uses prices and inputs that are current as of the measurement date. In periods of market disruption, the ability to observe prices and inputs may be reduced, which could cause an asset or liability to be reclassified to a lower level.

     Inputs used to measure fair value of an asset or liability may fall into different levels of the fair value hierarchy. In these situations, the Company will determine the level in which the fair value falls based upon the lowest level input that is significant to the determination of the fair value.

     The following table summarizes the Company's financial assets and financial liabilities measured at fair value as of December 31, 2018:

                                               LEVEL 1           LEVEL 2           LEVEL 3            TOTAL
                                           ----------------  ----------------  ----------------  ----------------
       Common stocks                       $       379,321   $            --   $            --   $       379,321
       Derivative instruments                        4,184           108,953                --           113,137
       Cash equivalents                            133,771                --                --           133,771
       Separate account assets                   4,656,252        19,510,926             5,045        24,172,223
                                           ----------------  ----------------  ----------------  ----------------
          Total financial assets           $     5,173,528   $    19,619,879   $         5,045   $    24,798,452
                                           ================  ================  ================  ================

       Derivative instruments(1)           $            13   $        27,595   $            --   $        27,608
                                           ----------------  ----------------  ----------------  ----------------
          Total financial liabilities      $            13   $        27,595   $            --   $        27,608
                                           ================  ================  ================  ================

--------
     (1) Included in other liabilities on the statutory statements of admitted assets, liabilities and capital and surplus.

                                                                     (Continued)

                        MINNESOTA LIFE INSURANCE COMPANY

                                 (IN THOUSANDS)

(4)  FAIR VALUE OF FINANCIAL INSTRUMENTS (CONTINUED)

     FINANCIAL ASSETS AND FINANCIAL LIABILITIES REPORTED AT FAIR VALUE
     (CONTINUED)

     The following table summarizes the Company's financial assets and financial liabilities measured at fair value as of December 31, 2017:

                                               LEVEL 1           LEVEL 2           LEVEL 3            TOTAL
                                           ----------------  ----------------  ----------------  ----------------
       Common stocks                       $       379,038   $            --   $            --   $       379,038
       Derivative instruments                        3,438           460,298                --           463,736
       Cash equivalents                            256,714                --                --           256,714
       Separate account assets                   4,904,223        20,579,629               886        25,484,738
                                           ----------------  ----------------  ----------------  ----------------
          Total financial assets           $     5,543,413   $    21,039,927   $           886   $    26,584,226
                                           ================  ================  ================  ================

       Derivative instruments(1)           $            13   $       109,402   $            --   $       109,415
                                           ----------------  ----------------  ----------------  ----------------
          Total financial liabilities      $            13   $       109,402   $            --   $       109,415
                                           ================  ================  ================  ================

--------
     (1) Included in other liabilities on the statutory statements of admitted assets, liabilities and capital and surplus.

     The methods and assumptions used to estimate the fair value of financial assets and liabilities are summarized as follows:

     COMMON STOCKS

     The Company's common stocks consist primarily of investments in common stock of publicly traded companies. The fair values of common stocks are based on quoted market prices in active markets for identical assets and are classified within Level 1.

     DERIVATIVE INSTRUMENTS

     Derivative instrument fair values are based on quoted market prices when available. If a quoted market price is not available, fair value is estimated using current market assumptions and modeling techniques, which are then compared with quotes from counterparties.

     The majority of the Company's derivative positions are traded in the OTC derivative market and are classified as Level 2. The fair values of most OTC derivatives are determined using discounted cash flow or third party pricing models. The significant inputs to the pricing models are observable in the market or can be derived principally from or corroborated by observable market data. Significant inputs that are observable generally include: interest rates, foreign currency exchange rates, interest rate curves, credit curves and volatility. However, certain OTC derivatives may rely on inputs that are significant to the estimated fair value that are not observable in the market or cannot be derived principally from or corroborated by observable market data. Significant inputs that are unobservable generally include: independent broker quotes and inputs that are outside the observable portion of the interest rate curve, credit curve, volatility or other relevant market measure. These unobservable inputs may involve significant management judgment or estimation. In general, OTC derivatives are compared to an outside broker quote when available and are reviewed in detail through the Company's valuation oversight group. OTC derivatives valued using significant unobservable inputs would be classified as Level 3.

     The credit risk of both the counterparty and the Company are considered in determining the estimated fair value for all OTC derivatives after taking into account the effects of netting agreements and collateral arrangements.

     CASH EQUIVALENTS AND SHORT-TERM INVESTMENTS

     Money market funds are reported as cash equivalents. All money market funds are generally valued using unadjusted prices in active markets and are reflected in Level 1. Short-term investments include highly rated commercial paper.

                                                                     (Continued)

                        MINNESOTA LIFE INSURANCE COMPANY

                                 (IN THOUSANDS)

(4)  FAIR VALUE OF FINANCIAL INSTRUMENTS (CONTINUED)

     FINANCIAL ASSETS AND FINANCIAL LIABILITIES REPORTED AT FAIR VALUE
     (CONTINUED)

     The methods and assumptions used to estimate the fair value of financial assets and liabilities are summarized as follows (Continued):

     SEPARATE ACCOUNT ASSETS

     Separate account assets are reported as a summarized total and are carried at estimated fair value based on the underlying assets in which the separate accounts are invested. Valuations for common stock and short-term investments are determined consistent with similar instruments as previously described. When available, fair values of bonds are based on quoted market prices of identical assets in active markets and are reflected in Level 1. When quoted prices are not available, the Company's process is to obtain prices from third party pricing services, when available, and generally classify the security as Level 2. Valuations for certain mutual funds and pooled separate accounts are classified as Level 2 as the values are based upon quoted prices or reported net asset values provided by the fund managers with little readily determinable public pricing information. Other valuations using internally developed pricing models or broker quotes are generally classified as Level 3.

     The following table provides a summary of changes in fair value of Level 3 financial assets and financial liabilities measured at fair value during the year ended December 31, 2018:

                                                  TOTAL REALIZED AND
                                              UNREALIZED GAINS (LOSSES)
                                                     INCLUDED IN:
                                 BALANCE      ---------------------------   PURCHASES,       TRANSFERS      TRANSFERS
                                   AT              NET                       SALES AND         IN TO         OUT OF       BALANCE
                                BEGINNING        INCOME                    SETTLEMENTS,       LEVEL 3        LEVEL 3     AT END OF
                                 OF YEAR           (1)         SURPLUS        NET (3)           (2)            (2)          YEAR
                              --------------  --------------  -----------  --------------  --------------  ------------  -----------
     Separate account assets  $         886   $          --   $      365   $       2,381   $       1,413   $        --   $    5,045
                              --------------  --------------  -----------  --------------  --------------  ------------  -----------
       Total financial assets $         886   $          --   $      365   $       2,381   $       1,413   $        --   $    5,045
                              ==============  ==============  ===========  ==============  ==============  ============  ===========

--------
     (1) The amounts included in this column, exclusive of separate account losses, are reported in net realized capital gains (losses) on the statutory statements of operations and capital and surplus.

     (2) Transfers in to/out of Level 3 are primarily due to the availability of observable market prices.

     (3) The following table provides the bifurcation of the net purchases and sales.

     The following table provides the bifurcation of the net purchases and sales during the year ended December 31, 2018:

                                                                                            PURCHASES,
                                                                                             SALES AND
                                                                                           SETTLEMENTS,
                                    PURCHASES           SALES           SETTLEMENTS             NET
                                 ----------------  -----------------  ----------------  --------------------
     Separate account assets     $         2,780   $           (399)  $             --   $             2,381
                                 ----------------  -----------------  ----------------  --------------------
       Total financial assets    $         2,780   $           (399)  $             --   $             2,381
                                 ================  =================  ================  ====================

                                                                     (Continued)

                        MINNESOTA LIFE INSURANCE COMPANY

                                 (IN THOUSANDS)

(4)  FAIR VALUE OF FINANCIAL INSTRUMENTS (CONTINUED)

     FINANCIAL ASSETS AND FINANCIAL LIABILITIES REPORTED AT FAIR VALUE
     (CONTINUED)

     The following table provides a summary of changes in fair value of Level 3 financial assets and financial liabilities measured at fair value during the year ended December 31, 2017:

                                                  TOTAL REALIZED AND
                                              UNREALIZED GAINS (LOSSES)
                                                     INCLUDED IN:
                                 BALANCE      ---------------------------   PURCHASES,       TRANSFERS      TRANSFERS
                                   AT              NET                       SALES AND         IN TO         OUT OF       BALANCE
                                BEGINNING        INCOME                    SETTLEMENTS,       LEVEL 3        LEVEL 3     AT END OF
                                 OF YEAR           (1)         SURPLUS        NET (3)           (2)            (2)          YEAR
                              --------------  --------------  -----------  --------------  --------------  ------------  -----------
     Separate account assets  $       1,809   $          --   $     (107)  $         774   $          --   $    (1,590)  $      886
                              --------------  --------------  -----------  --------------  --------------  ------------  -----------
       Total financial assets $       1,809   $          --   $     (107)  $         774   $          --   $    (1,590)  $      886
                              ==============  ==============  ===========  ==============  ==============  ============  ===========

--------
     (1) The amounts included in this column, exclusive of separate account losses, are reported in net realized capital gains (losses) on the statutory statements of operations and capital and surplus.

     (2) Transfers in to/out of Level 3 are primarily due to the availability of observable market prices.

     (3) The following table provides the bifurcation of the net purchases, sales and settlements.

     The following table provides the bifurcation of the net purchases, sales and settlements during the year ended December 31, 2017:

                                                                                            PURCHASES,
                                                                                             SALES AND
                                                                                           SETTLEMENTS,
                                    PURCHASES           SALES           SETTLEMENTS             NET
                                 ----------------  -----------------  ----------------  --------------------
     Separate account assets     $         1,178   $           (404)  $             --   $               774
                                 ----------------  -----------------  ----------------  --------------------
       Total financial assets    $         1,178   $           (404)  $             --   $               774
                                 ================  =================  ================  ====================

     Transfers of securities among the levels occur at the beginning of the reporting period.

     There were no transfers between Level 1 and Level 2 for the years ended December 31, 2018 and 2017.

     At December 31, 2018 and 2017, the Company carried an immaterial amount of Level 3 assets and liabilities which are comprised of separate account assets. The Company uses a discounted cash flow methodology that looks at yield/spread to U.S. Treasuries inputs to price the securities. For any increase (decrease) in the yield/spread to U.S. Treasuries, the fair value of the asset will decrease (increase).

                                                                     (Continued)

                        MINNESOTA LIFE INSURANCE COMPANY

                                 (IN THOUSANDS)

(4)  FAIR VALUE OF FINANCIAL INSTRUMENTS (CONTINUED)

     FINANCIAL ASSETS AND FINANCIAL LIABILITIES

     The following table summarizes by level of fair value hierarchy the aggregate fair value of financial assets and liabilities held by the Company as of December 31, 2018 that require such disclosure:

                                                                                                                      NOT
                                                                                                                  PRACTICABLE
                                             AGGREGATE      CARRYING                                               CARRYING
                                             FAIR VALUE      VALUE        LEVEL 1       LEVEL 2       LEVEL 3        VALUE
                                           ------------- ------------- ------------- ------------- ------------- -------------
     Bonds:
       U.S. government securities          $    481,109  $    469,314  $    481,109  $         --  $         --  $         --
       Agencies not backed by the full
         faith and credit of the U.S.
         government                             825,679       818,015            --       825,679            --            --
       Foreign government securities             44,239        43,444            --        44,239            --            --
       Corporate securities                  10,168,156    10,402,409         4,438     8,500,275     1,663,443            --
       Asset-backed securities                  564,306       567,660            --       525,772        38,534            --
       Commercial mortgage-backed
         securities (CMBS)                    1,524,427     1,538,202            --     1,524,427            --            --
       Residential mortgage-backed
         securities (RMBS)                    1,719,241     1,681,037            --     1,719,237             4            --
                                           ------------- ------------- ------------- ------------- ------------- -------------
         Total bonds                         15,327,157    15,520,081       485,547    13,139,629     1,701,981            --
     Common stock                               379,321       395,121       379,321            --            --        15,800
     Preferred stock                             46,760        49,406        14,671        32,089            --            --
     Mortgage loans                           3,556,569     3,614,864            --            --     3,556,569            --
     Derivative instruments:
       TBA derivative instruments                36,901        36,461            --        36,901            --            --
       Other derivative instruments             113,137       113,137         4,184       108,953            --            --
                                           ------------- ------------- ------------- ------------- ------------- -------------
         Total derivative instruments           150,038       149,598         4,184       145,854            --            --
     Policy loans                               626,852       519,511            --            --       626,852            --
     Short-term investments                       8,607         8,610         1,099         7,508            --            --
     Cash equivalents                           134,271       134,271       133,771           500            --            --
     Surplus notes                               71,978        78,703            --        71,978            --            --
     Separate account assets                 24,172,223    24,172,223     4,656,252    19,510,926         5,045            --
                                           ------------- ------------- ------------- ------------- ------------- -------------
         Total financial assets            $ 44,473,776  $ 44,642,388  $  5,674,845  $ 32,908,484  $  5,890,447  $     15,800
                                           ============= ============= ============= ============= ============= =============

     Deferred annuities                    $  2,075,454  $  2,049,493  $         --  $         --  $  2,075,454  $         --
     Other fund deposits                      2,264,506     2,283,239            --            --     2,264,506            --
     Supplementary contracts without life
       contingencies                            133,431       133,431            --            --       133,431            --
     Annuity certain contracts                  106,884       107,007            --            --       106,884            --
     Borrowed money                              25,781        25,000            --            --        25,781            --
     Derivative liabilities(1)                   27,608        27,608            13        27,595            --            --
     Separate account liabilities            16,126,782    16,126,782     4,656,252    11,465,485         5,045            --
                                           ------------- ------------- ------------- ------------- ------------- -------------
       Total financial liabilities         $ 20,760,446  $ 20,834,367  $  4,656,265  $ 11,493,080  $  4,611,101  $         --
                                           ============= ============= ============= ============= ============= =============

--------
     (1) Included in other liabilities on the statutory statements of admitted assets, liabilities and capital and surplus.

     The following table provides a summary of financial assets with a not practicable carrying value as of December 31, 2018:

                                                      EFFECTIVE                          EXPLANATION FOR INVESTMENTS HELD AT
                                 CARRYING VALUE     INTEREST RATE      MATURITY DATE                     COST
                                 ----------------  -----------------  ----------------  ---------------------------------------
      Common stock               $        15,800         N/A                N/A             Nonmarketable FHLB membership

                                                                     (Continued)

                        MINNESOTA LIFE INSURANCE COMPANY

                                 (IN THOUSANDS)

(4)  FAIR VALUE OF FINANCIAL INSTRUMENTS (CONTINUED)

     FINANCIAL ASSETS AND FINANCIAL LIABILITIES

     The following table summarizes by level of fair value hierarchy the aggregate fair value of financial assets and liabilities held by the Company as of December 31, 2017 that require such disclosure:

                                                                                                                      NOT
                                                                                                                  PRACTICABLE
                                             AGGREGATE      CARRYING                                                CARRYING
                                             FAIR VALUE      VALUE        LEVEL 1       LEVEL 2       LEVEL 3        VALUE
                                            ------------- ------------- ------------- ------------- ------------- -------------
      Bonds:
        U.S. government securities          $    406,949  $    392,348  $    406,949  $         --  $         --  $         --
        Agencies not backed by the full
          faith and credit of the U.S.
          government                             766,625       735,192            --       766,625            --            --
        Foreign government securities             35,977        32,921            --        35,977            --            --
        Corporate securities                   9,585,912     9,114,503         4,329     8,291,088     1,290,495            --
        Asset-backed securities                  578,391       564,626            --       526,393        51,998            --
        CMBS                                   1,564,545     1,542,907            --     1,564,545            --            --
        RMBS                                   1,993,079     1,906,991            --     1,993,074             5            --
                                            ------------- ------------- ------------- ------------- ------------- -------------
          Total bonds                         14,931,478    14,289,488       411,278    13,177,702     1,342,498            --
      Common stock                               379,038       403,038       379,038            --            --        24,000
      Preferred stock                             92,284        88,688        15,739        76,545            --            --
      Mortgage loans                           3,009,176     3,006,051            --            --     3,009,176            --
      Derivative instruments:
        TBA derivative instruments                31,714        31,740            --        31,714            --            --
        Other derivative instruments             463,736       463,736         3,438       460,298            --            --
                                            ------------- ------------- ------------- ------------- ------------- -------------
          Total derivative instruments           495,450       495,476         3,438       492,012            --            --
      Policy loans                               561,845       465,444            --            --       561,845            --
      Short-term investments                       8,037         8,040         5,877         2,160            --            --
      Cash equivalents                           275,534       275,534       275,534            --            --            --
      Separate account assets                 25,484,738    25,484,738     4,904,223    20,579,629           886            --
                                            ------------- ------------- ------------- ------------- ------------- -------------
          Total financial assets            $ 45,237,580  $ 44,516,497  $  5,995,127  $ 34,328,048  $  4,914,405  $     24,000
                                            ============= ============= ============= ============= ============= =============

      Deferred annuities                    $  1,824,786  $  1,831,947  $         --  $         --  $  1,824,786  $         --
      Other fund deposits                      2,183,873     2,197,565            --            --     2,183,873            --
      Supplementary contracts without life
        contingencies                            133,494       133,494            --            --       133,494            --
      Annuity certain contracts                   98,823        95,364            --            --        98,823            --
      Borrowed money                             370,360       370,000            --            --       370,360            --
      Derivative liabilities(1)                  109,415       106,415            13       109,402            --            --
      Separate account liabilities            16,731,642    16,731,642     4,904,223    11,826,533           886            --
                                            ------------- ------------- ------------- ------------- ------------- -------------
        Total financial liabilities         $ 21,452,393  $ 24,466,427  $  4,904,236  $ 11,935,935  $  4,612,222  $         --
                                            ============= ============= ============= ============= ============= =============

--------
     (1) Included in other liabilities on the statutory statements of admitted assets, liabilities and capital and surplus.

     The following table provides a summary of financial assets with a not practicable carrying value as of December 31, 2017:

                                                      EFFECTIVE                          EXPLANATION FOR INVESTMENTS HELD AT
                                  CARRYING VALUE    INTEREST RATE      MATURITY DATE                     COST
                                 ----------------  -----------------  ----------------  ---------------------------------------
      Common stock               $        24,000         N/A                N/A             Nonmarketable FHLB membership

                                                                     (Continued)

                        MINNESOTA LIFE INSURANCE COMPANY

                                 (IN THOUSANDS)

(4)  FAIR VALUE OF FINANCIAL INSTRUMENTS (CONTINUED)

     FINANCIAL ASSETS AND FINANCIAL LIABILITIES REPORTED AT OTHER THAN FAIR
     VALUE

     The Company uses various methods and assumptions to estimate the fair value of financial assets and financial liabilities that are not carried at fair value on the statutory statements of admitted assets, liabilities and capital and surplus.

     Refer to notes 2 and 6 for additional fair value disclosures concerning bonds, cash equivalents, other invested assets and derivatives.

     When available, fair values of bonds and surplus notes of unrelated entities are based on quoted market prices of identical assets in active markets and are reflected in Level 1.

     When quoted prices are not available, the Company's process is to obtain prices from third party pricing services, when available. The Company generally receives prices from pricing services and maintains a vendor hierarchy by asset type based on historical pricing experience and vendor expertise. The Company's primary pricing service has policies and processes to ensure that it is using objectively verifiable observable market data. The pricing service regularly reviews the evaluation inputs for instruments covered and publishes and updates a summary of inputs used in its valuations by major type. The market inputs utilized in the pricing evaluation depend on asset class and market conditions but typically include: benchmark yields, reported trades, broker/dealer quotes, issuer spreads, benchmark securities, bids, offers, reference data, and industry and economic events. If the pricing service determines it does not have sufficient objectively verifiable information about an instrument's valuation, it discontinues providing a valuation. In this instance, the Company would be required to produce its own internally modeled estimate of fair value.

     Prices are reviewed by affiliated asset managers and management to validate reasonability. Instruments with validated prices from pricing services are generally reflected in Level 2. If the pricing information received from third party pricing services is not reflective of market activity or other inputs observable in the market, the Company may challenge the price through a formal process with the pricing service. If the pricing service updates the price to be more consistent in comparison to the presented market observations, the instrument remains within Level 2.

     For instruments where quoted market prices are not available or the Company concludes the pricing information received from third party pricing services is not reflective of market activity - generally private placement bonds or bonds that do not trade regularly - a matrix pricing, discounted cash flow or other model is used. The pricing models are developed by obtaining spreads versus the U.S. Treasury yield for corporate bonds with varying weighted average lives and ratings. The weighted average life and rating of a particular instrument to be priced are important inputs into the model and are used to determine a corresponding spread that is added to the U.S. Treasury yield to create an estimated market yield for that instrument. The estimated market yield, liquidity premium, any adjustments for known credit risk, and other relevant factors are then used to estimate the fair value. Certain other valuations are based on independent non-binding broker quotes. Instruments valued using pricing models or broker quotes are reflected in Level 3.

     Fair values of mortgage loans are based upon matrix pricing and discounted cash flows. Fair values of policy loans are estimated by discounting expected cash flows. The expected cash flows reflect an estimate for the timing of repayment of the loans and weighted average loan interest rates.

     The fair value of deferred annuities and other fund deposits, which have guaranteed interest rates and surrender charges, were calculated using CARVM calculation procedures and current market interest rates. The Company believes this a reasonable approximation of fair value. Contracts without guaranteed interest rates and surrender charges have fair values equal to their accumulation values plus applicable market value adjustments.

     The fair value of supplementary contracts without life contingencies and annuity certain contracts are calculated using discounted cash flows, based on interest rates currently offered for similar products with maturities consistent with those remaining for the contracts being valued.

     The carrying amount of short-term borrowed money approximates the fair value. The fair value of long-term borrowed money is estimated based on primarily the borrowing rates currently available to the Company for debt and financial instruments with similar terms and remaining maturities.

                                                                     (Continued)

                        MINNESOTA LIFE INSURANCE COMPANY

                                 (IN THOUSANDS)

(4)  FAIR VALUE OF FINANCIAL INSTRUMENTS (CONTINUED)

     FINANCIAL ASSETS AND FINANCIAL LIABILITIES REPORTED AT OTHER THAN FAIR VALUE (CONTINUED)

     Certain separate account liabilities represent balances due to policyholders under contracts that are classified as investment contracts. Since these separate account liabilities are fully funded by the cash flows from the separate account assets which are recognized at estimated fair value, the value of those assets approximates the carrying and fair value of the related separate account liabilities. The valuation techniques and inputs for separate account liabilities are similar to those described for separate account assets.

(5)  INVESTMENTS

     BONDS AND COMMON STOCKS

     The Company's bond portfolio consists primarily of public and private corporate bonds, mortgage and other asset-backed bonds and U.S. government and agency obligations.

     The Company invests in private placement bonds to enhance the overall value of its portfolio, increase diversification and obtain higher yields than are possible with comparable publicly traded bonds. Generally, private placement bonds provide broader access to management information, strengthened negotiated protective covenants, call protection features and, frequently, improved seniority of collateral protection. Private placement bonds generally are only tradable subject to restrictions by federal and state securities laws and are, therefore, less liquid than publicly traded bonds.

     The Company holds CMBS that may be originated by single or multiple issuers, which are collateralized by mortgage loans secured by income producing commercial properties such as office buildings, multi-family dwellings, industrial, retail, hotels and other property types.

     The Company's RMBS portfolio consists of pass-through securities, which are pools of mortgage loans collateralized by single-family residences and primarily issued by government sponsored entities (e.g., GNMA, FNMA and FHLMC), and structured pass-through securities, such as collateralized mortgage obligations, that may have specific prepayment and maturity profiles and may be issued by either government sponsored entities or "private label" issuers. The Company's RMBS portfolio primarily contains loans made to borrowers with strong credit histories. The Company's portfolio consisted of $1,650,755 and $1,864,729 agency backed RMBS and $30,282 and $42,261 non-agency backed RMBS as of December 31, 2018 and 2017, respectively. The Company's RMBS portfolio also includes Alt-A mortgage loans to customers who have good credit ratings but have limited documentation for their source of income or some other standards used to underwrite the mortgage loan, and subprime residential loans to customers with weak credit profiles, including mortgages originated using relaxed mortgage-underwriting standards. As of December 31, 2018, the Company had total direct subprime mortgage exposure of $119 with a fair value in excess of the carrying value of $114. As of December 31, 2017, the Company had total direct subprime mortgage exposure of $260 with a fair value in excess of carrying value of $220. The Company realized OTTI losses on direct subprime mortgages of $0 for the years ended December 31, 2018, 2017 and 2016.

     The Company's asset-backed securities portfolio consists- of securities collateralized by the cash flows of receivables relating to credit cards, automobiles, manufactured housing and other asset class loans.

                                                                     (Continued)

                        MINNESOTA LIFE INSURANCE COMPANY

                                 (IN THOUSANDS)

(5)  INVESTMENTS (CONTINUED)

     BONDS AND COMMON STOCKS (CONTINUED)

     The admitted asset value, gross unrealized gains and losses and estimated fair value of investments in bonds were as follows:

                                                                                GROSS             GROSS
                                                           ADMITTED          UNREALIZED        UNREALIZED            FAIR
     DECEMBER 31, 2018                                    ASSET VALUE           GAINS            LOSSES              VALUE
     ------------------------------------------------  ----------------   ----------------  ----------------   ----------------
     U.S. government securities                        $       469,314    $        12,154   $           359    $       481,109
     Agencies not backed by the full faith and
       credit of the U.S. government                           818,015             15,071             7,407            825,679
     Foreign government securities                              43,444              1,869             1,074             44,239
     Corporate securities                                   10,402,409             98,957           333,210         10,168,156
     Asset-backed securities                                   567,660              5,299             8,653            564,306
     CMBS                                                    1,538,202              8,246            22,021          1,524,427
     RMBS                                                    1,681,037             48,587            10,383          1,719,241
                                                       ----------------   ----------------  ----------------   ----------------
       Total                                           $    15,520,081    $       190,183   $       383,107    $    15,327,157
                                                       ================   ================  ================   ================

     The admitted asset value, gross unrealized gains and losses and estimated fair value of investments in bonds were as follows:

                                                                               GROSS              GROSS
                                                           ADMITTED         UNREALIZED         UNREALIZED           FAIR
     DECEMBER 31, 2017                                    ASSET VALUE          GAINS             LOSSES             VALUE
     ------------------------------------------------  ----------------  ----------------   ----------------  ----------------
     U.S. government securities                        $       392,348   $        14,896    $           295   $       406,949
     Agencies not backed by the full faith and
       credit of the U.S. government                           735,192            32,203                770           766,625
     Foreign government securities                              32,921             3,057                  1            35,977
     Corporate securities                                    9,114,503           487,107             15,698         9,585,912
     Asset-backed securities                                   564,626            15,078              1,313           578,391
     CMBS                                                    1,542,907            26,123              4,485         1,564,545
     RMBS                                                    1,906,991            87,914              1,826         1,993,079
                                                       ----------------  ----------------   ----------------  ----------------
       Total                                           $    14,289,488   $       666,378    $        24,388   $    14,931,478
                                                       ================  ================   ================  ================

     The amortized cost and estimated fair value of bonds at December 31, 2017, by contractual maturity, are shown below. Expected maturities will differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties.

                                                                                              ADMITTED              FAIR
                                                                                             ASSET VALUE           VALUE
                                                                                         ------------------  -----------------
     Due in one year or less                                                             $         205,408   $        207,334
     Due after one year through five years                                                       2,453,905          2,487,408
     Due after five years through ten years                                                      3,843,245          3,769,030
     Due after ten years                                                                         5,230,624          5,055,411
                                                                                         ------------------  -----------------
                                                                                                11,733,182         11,519,183
     Asset-backed and mortgage-backed securities                                                 3,786,899          3,807,974
                                                                                         ------------------  -----------------
       Total                                                                             $      15,520,081   $     15,327,157
                                                                                         ==================  =================

                                                                     (Continued)

                        MINNESOTA LIFE INSURANCE COMPANY

                                 (IN THOUSANDS)

(5)  INVESTMENTS (CONTINUED)

     BONDS AND COMMON STOCKS (CONTINUED)

     The Company had certain bonds with a reported fair value lower than the amortized cost of the investment as follows:

                                                                                 DECEMBER 31, 2018
                                                       -----------------------------------------------------------------------
                                                                                LESS THAN 12 MONTHS
                                                       -----------------------------------------------------------------------
                                                                             AMORTIZED          UNREALIZED        SECURITY
                                                          FAIR VALUE            COST              LOSSES           COUNT
                                                       ----------------  ----------------   ----------------  ----------------
     U.S. government securities                        $       148,447   $       148,500    $            53                 7
     Agencies not backed by the full faith and
       credit of the U.S. government                           206,407           210,316              3,909                43
     Foreign securities                                            119               126                  7                 1
     Corporate securities                                    5,396,088         5,663,116            267,028             1,051
     Asset-backed securities                                   205,859           209,647              3,788                46
     CMBS                                                      723,884           735,025             11,141                50
     RMBS                                                      439,275           445,371              6,096                73

                                                                                 DECEMBER 31, 2018
                                                       -----------------------------------------------------------------------
                                                                                12 MONTHS OR GREATER
                                                       -----------------------------------------------------------------------
                                                                            AMORTIZED          UNREALIZED        SECURITY
                                                         FAIR VALUE            COST              LOSSES           COUNT
                                                       ----------------  ----------------   ----------------  ----------------
     U.S. government securities                        $         6,978   $         7,284    $           306                 8
     Agencies not backed by the full faith and
       credit of the U.S. government                            68,353            71,851              3,498                29
     Foreign securities                                          9,186            10,253              1,067                 1
     Corporate securities                                      804,263           870,445             66,182               167
     Asset-backed securities                                   155,957           160,822              4,865                52
     CMBS                                                      335,991           346,871             10,880                46
     RMBS                                                      133,156           137,443              4,287                56

                                                                                 DECEMBER 31, 2017
                                                       -----------------------------------------------------------------------
                                                                                LESS THAN 12 MONTHS
                                                       -----------------------------------------------------------------------
                                                                            AMORTIZED          UNREALIZED        SECURITY
                                                         FAIR VALUE            COST              LOSSES           COUNT
                                                       ----------------  ----------------   ----------------  ----------------
     U.S. government securities                        $        11,032   $        11,123    $            91                18
     Agencies not backed by the full faith and
       credit of the U.S. government                            52,394            52,678                284                21
     Foreign securities                                            217               218                  1                 1
     Corporate securities                                      585,249           591,188              5,939               165
     Asset-backed securities                                   150,389           151,147                758                57
     CMBS                                                      287,214           288,543              1,329                21
     RMBS                                                      183,768           184,649                881                29

                                                                     (Continued)

                        MINNESOTA LIFE INSURANCE COMPANY

                                 (IN THOUSANDS)

(5)  INVESTMENTS (CONTINUED)

     BONDS AND COMMON STOCKS (CONTINUED)

     The Company had certain bonds with a reported fair value lower than the amortized cost of the investment as follows (Continued):

                                                                                 DECEMBER 31, 2017
                                                       -----------------------------------------------------------------------
                                                                                12 MONTHS OR GREATER
                                                       -----------------------------------------------------------------------
                                                                            AMORTIZED          UNREALIZED        SECURITY
                                                         FAIR VALUE            COST              LOSSES           COUNT
                                                       ----------------  ----------------   ----------------  ----------------
     U.S. government securities                        $         6,338   $         6,542    $           204                 6
     Agencies not backed by the full faith and
       credit of the U.S. government                            24,452            24,938                486                 8
     Corporate securities                                      479,308           489,067              9,759                84
     Asset-backed securities                                    52,880            53,435                555                21
     CMBS                                                      199,669           202,825              3,156                31
     RMBS                                                       62,052            62,997                945                37

     For bonds where the carrying value exceeds fair value, the Company expects to collect all principal and interest payments, excluding previously recorded OTTI. In determining whether an impairment is other than temporary, the Company evaluates its intent and need to sell a security prior to its anticipated recovery in fair value. The Company performs ongoing analysis of liquidity needs, which includes cash flow testing. Cash flow testing includes duration matching of the investment portfolio and policyholder liabilities. As of December 31, 2018, the Company does not intend to sell and does not believe that it will be required to sell investments with an unrealized loss prior to recovery.

     The following paragraphs summarize the Company's evaluation of investment categories where carrying value exceeds fair value as of December 31, 2018.

     U.S. government securities are temporarily impaired due to current interest rates and not credit-related reasons. The Company expects to collect all principal and interest on these securities.

     Agencies not backed by the full faith and credit of the U.S. government are temporarily impaired due to interest rates and not credit-related reasons. Although not backed by the full faith and credit of the U.S. government, these securities generally trade as if they are.

     Foreign government securities are temporarily impaired due to current interest rates and not credit-related reasons. The Company expects to collect all principal and interest on these securities.

     Unrealized losses related to corporate securities are due to interest rates that are higher, and current market spreads that are wider than at the securities' respective purchase dates. The Company performed an analysis of the financial performance of the underlying issuers and determined that the entire amortized cost for each temporarily-impaired security is expected to be recovered.

     Asset-backed securities, CMBS and RMBS are impacted by both interest rates and the value of the underlying collateral. The Company utilizes discounted cash flow models using outside assumptions to determine if an OTTI is warranted.

     The Company's CMBS portfolio had initial ratings of AA or higher and are diversified by property type and geographic location. The Company's CMBS portfolio is primarily super senior and senior securities as opposed to mezzanine or below. Commercial real estate fundamentals have impacted most of the asset class and the Company has recognized OTTI when warranted. All CMBS securities that were in an unrealized loss position for twelve months or longer as of December 31, 2018 were investment grade securities (BBB or better).

     The Company's RMBS portfolio primarily consists of residential mortgages to prime borrowers. Fluctuations in the U.S. housing market continues to impact the valuations across the entire asset class. As of December 31, 2018, 98.2% of the RMBS portfolio was invested in agency pass-through securities. All RMBS securities that were in an unrealized loss position for twelve months or longer as of December 31, 2018 were investment grade securities (BBB or better). Credit support for the RMBS holdings remains high.

                                                                     (Continued)

                        MINNESOTA LIFE INSURANCE COMPANY

                                 (IN THOUSANDS)

(5)  INVESTMENTS (CONTINUED)

     BONDS AND COMMON STOCKS (CONTINUED)

     At December 31, 2018 and 2017, bonds with a carrying value of $8,026 and $7,984, respectively, were on deposit with various regulatory authorities as required by law.

     The common stock portfolio is managed with the objective of capturing long-term capital gains with a moderate level of current income. The carrying value of the Company's common stock portfolio totaled $395,121 and $403,038 as of December 31, 2018 and 2017, respectively.

     The Company had certain common stocks with a reported fair value lower than the carrying value of the investment as follows:

                                                                                LESS THAN 12 MONTHS
                                                       -----------------------------------------------------------------------
                                                                              CARRYING          UNREALIZED         SECURITY
                                                         FAIR VALUE             VALUE             LOSSES            COUNT
                                                       ----------------  ----------------   ----------------  ----------------
     December 31, 2018                                 $       139,932   $       155,648    $        15,716               119
     December 31, 2017                                          38,135            40,840              2,705                42

                                                                                12 MONTHS OR GREATER
                                                       -----------------------------------------------------------------------
                                                                              CARRYING          UNREALIZED         SECURITY
                                                         FAIR VALUE             VALUE             LOSSES            COUNT
                                                       ----------------  ----------------   ----------------  ----------------
     December 31, 2018                                 $         1,028   $         1,754    $           726                 3
     December 31, 2017                                           5,311             6,443              1,132                10

     Common stocks with unrealized losses at December 31, 2018 primarily represent highly diversified publicly traded common stocks that have positive outlooks for near-term future recovery.

     MORTGAGE LOANS

     The Company underwrites commercial mortgages on general purpose income producing properties and the Company has defined its portfolio segment as the commercial mortgage loan portfolio in total with the class segments defined as office buildings, retail facilities, apartment, industrial and other properties. Geographic and property type diversification is also considered in analyzing investment opportunities, as well as property valuation and cash flow. The mortgage loan portfolio totaled $3,614,864 and $3,006,051 at December 31, 2018 and 2017, respectively.

     All of the Company's commercial mortgage loan investments are managed and serviced directly by an affiliate, Securian AM. The Company currently does not hold any condominium commercial mortgage loan, construction, mezzanine or land loan investments.

     The Company participates in a program to sell a percentage of ownership of certain newly originated mortgage loans to third parties in order to diversify and mitigate risk. These transactions are accounted for as sales and the portion of each asset sold is legally isolated from the Company with no exposure of loss. Securian AM services the assets for the third party. Certain portions of mortgage loans totaling $196,774 and $146,700 were sold during 2018 and 2017, respectively.

     The following table shows the composition of the Company's commercial mortgage loan portfolio, net of valuation allowances, by class as of December 31:

                                                 2018              2017
                                           ----------------  ----------------
       Industrial                          $     1,131,328   $       964,348
       Office buildings                            564,110           472,882
       Retail facilities                           965,565           725,566
       Apartment                                   636,072           571,227
       Other                                       317,789           272,028
                                           ----------------  ----------------
         Total                             $     3,614,864   $     3,006,051
                                           ================  ================

                                                                     (Continued)

                        MINNESOTA LIFE INSURANCE COMPANY

                                 (IN THOUSANDS)

(5)  INVESTMENTS (CONTINUED)

     MORTGAGE LOANS (CONTINUED)

     If information is obtained on commercial mortgage loans that indicate a potential problem (likelihood of the borrower not being able to comply with the present loan repayment terms), the loan is placed on an internal surveillance list, which is routinely monitored by the Company. Among the criteria that would indicate a potential problem are: borrower bankruptcies, major tenant bankruptcies, loan relief/restructuring requests, delinquent tax payments, late payments, and vacancy rates.

     A valuation allowance is established when it is probable that the Company will not be able to collect all amounts due under the contractual terms of the loan.

     The following table provides a summary of the valuation allowance for the mortgage loan portfolio for the years ended December 31:

                                                              2018               2017              2016
                                                        ----------------   ----------------  ----------------
       Balance at beginning of year                     $           204    $         1,700   $         1,485
         Addition to (reduction in) allowance                        (4)            (1,496)              215
                                                        ----------------   ----------------  ----------------
       Balance at end of year                           $           200    $           204   $         1,700
                                                        ================   ================  ================

     As of December 31, 2018 and 2017, the Company had no delinquent mortgage loans.

     The Company assesses the credit quality of its mortgage loan portfolio by reviewing the performance of its portfolio which includes evaluating its performing and nonperforming mortgage loans. Nonperforming mortgage loans include loans that are not performing to the contractual terms of the loan agreement. Nonperforming mortgage loans do not include restructured loans that are current with payments and thus are considered performing.

     As of December 31, 2018 and 2017, there were no nonperforming loans.

     There were two restructured loans with a total carrying value of $1,391 in the office buildings class at December 31, 2018. There were two restructured loans with a total carrying value of $1,426 in the office buildings class at December 31, 2017. For the years ended December 31, 2018, 2017 and 2016, the Company recognized total interest income of $73, $74 and $389, respectively, and recognized $73, $74 and $389, respectively, of interest income on a cash basis. There were no restructured loans that subsequently defaulted during 2018. The Company did not have any outstanding commitments to lend additional funds to borrowers with restructured loans as of December 31, 2018.

     Periodically the Company may contribute mortgage loans to wholly-owned subsidiaries. The contributed mortgage loans are recognized at the lower of the loan's balance or the underlying property's fair value.

     The following table provides a summary of mortgage loans transferred to wholly-owned subsidiaries for the years ended December 31:


                                                                           2018               2017
                                                                     ----------------  -----------------
       Number of loans contributed to wholly-owned subsidiaries                    1                  --

       Carrying value of mortgage loans upon contribution            $         5,573   $              --
       Loss recognized upon contribution                                          --                  --

                                                                     (Continued)

                        MINNESOTA LIFE INSURANCE COMPANY

                                 (IN THOUSANDS)

(5)  INVESTMENTS (CONTINUED)

     Alternative investments primarily consist of private equity funds, mezzanine debt funds and hedge funds. Alternative investments are diversified by type, general partner, vintage year, and geographic location
     - both domestic and international.

     The Company's composition of alternative investments by type were as follows:

                                                                DECEMBER 31, 2018                    DECEMBER 31, 2017
                                                      -----------------------------------  -----------------------------------
                                                           CARRYING           PERCENT           CARRYING           PERCENT
                                                            VALUE            OF TOTAL            VALUE            OF TOTAL
                                                      -----------------  ----------------  -----------------  ----------------
       Alternative investments:
         Private equity funds                         $        436,727              64.2%  $        411,013              64.2%
         Mezzanine debt funds                                  243,014              35.8%           228,495              35.7%
         Hedge funds                                                --               0.0%               276               0.1%
                                                      -----------------  ----------------  -----------------  ----------------
           Total alternative investments              $        679,741             100.0%  $        639,784             100.0%
                                                      =================  ================  =================  ================

     NET INVESTMENT INCOME

     Net investment income for the years ended December 31 was as follows:

                                                                                2018               2017              2016
                                                                          ----------------   ----------------  ----------------
       Bonds                                                              $       617,612    $       571,081   $       541,286
       Common stocks - unaffiliated                                                13,537             16,138            13,063
       Mortgage loans                                                             142,129            125,803           115,965
       Policy loans                                                                28,151             26,941            25,965
       Short-term investments                                                       3,858              1,457               532
       Derivative instruments                                                       2,426              5,501             8,194
       Other invested assets                                                       62,944             56,252            45,398
                                                                          ----------------   ----------------  ----------------
                                                                                  870,657            803,173           750,403
       Capitalization (amortization) of IMR                                        (4,702)              (886)            1,155
       Investment expenses                                                        (73,545)           (53,842)          (46,793)
                                                                          ----------------   ----------------  ----------------
           Total                                                          $       792,410    $       748,445   $       704,765
                                                                          ================   ================  ================

     Due and accrued income from non-admitted bonds, other invested assets and policy loans totaled $2, $49 and $61 in 2018, 2017 and 2016, respectively, and was excluded from net investment income.

     NET REALIZED CAPITAL GAINS (LOSSES)

     Net realized capital gains (losses) for the years ended December 31 were as follows:

                                                                               2018               2017              2016
                                                                          ----------------   ----------------  ----------------
       Bonds                                                              $       (52,496)   $        23,504   $        15,122
       Common stocks - unaffiliated                                                 6,752             18,990             4,086
       Foreign currency exchange                                                     (361)            (3,437)             (626)
       Derivative instruments                                                     137,093            146,476           (92,651)
       Other invested assets                                                       57,376            209,166            26,560
                                                                          ----------------   ----------------  ----------------
                                                                                  148,364            394,699           (47,506)
       Amount transferred to (from) the IMR, net of taxes                          43,515            (16,474)           (8,134)
       Income tax benefit (expense)                                                (5,459)          (108,015)          (12,284)
                                                                          ----------------   ----------------  ----------------
         Total                                                            $       186,420    $       270,210   $       (67,924)
                                                                          ================   ================  ================

                                                                     (Continued)

                        MINNESOTA LIFE INSURANCE COMPANY

                                 (IN THOUSANDS)

(5)  INVESTMENTS (CONTINUED)

     NET REALIZED CAPITAL GAINS (LOSSES) (CONTINUED)

     Gross realized gains (losses), on sales of bonds and unaffiliated common stocks for the years ended December 31 were as follows:

                                                       2018               2017              2016
                                                 ----------------   ----------------  ----------------
       Bonds:
         Gross realized gains                    $        17,070    $        49,294   $        46,426
         Gross realized losses                           (67,192)           (18,705)          (30,103)
       Common stocks:
         Gross realized gains                    $        18,383    $        30,265   $        19,587
         Gross realized losses                           (11,504)           (10,444)          (14,921)

     Proceeds from the sales of bonds amounted to $3,026,974, $3,094,951, and $3,242,161 for the years ended December 31, 2018, 2017 and 2016, respectively.

     The Company recognized the following wash sales with a NAIC designation of 3 or below, or unrated for the year ended December 31, 2018:

                                                                CARRY VALUE          COST OF
                                               NUMBER OF       OF SECURITIES       SECURITIES
                                             TRANSACTIONS          SOLD            REPURCHASED          GAIN
                                           ----------------  ----------------   ----------------  ----------------
       Common stocks                                   425   $        12,403    $        12,330   $           173

     OTTI by asset type recognized in net realized capital gains (losses) for the years ended December 31 were as follows:

                                                                 2018               2017              2016
                                                            ----------------   ----------------  ----------------
       Bonds:
         U.S. government securities                         $           523    $           709   $           654
         Corporate securities                                         1,849              6,003               529
         Asset-backed securities                                         --                321                --
         RMBS                                                             2                 12                18
       Common stocks                                                    127                831               577
       Other invested assets                                          4,232             13,597             6,641
                                                            ----------------   ----------------  ----------------
           Total other-than-temporary impairments           $         6,733    $        21,833   $         8,419
                                                            ================   ================  ================

     In relation to loan-backed and structured securities, the Company did not recognize any OTTI on the basis of the intent to sell during 2018, 2017 or 2016. The Company also did not recognize any OTTI on the basis of the inability or lack of intent to retain the investment in the security for a period of time sufficient to recover the amortized cost basis during 2018, 2017 or 2016. The remaining OTTI recorded in 2018, 2017and 2016 on loan-backed and structured securities was due to the present value of cash flows expected to be collected being less than the amortized cost basis of the securities.

     The following table summarizes loan-backed and structured securities held by the Company at December 31, 2018 for which the projected cash flows were less than the amortized cost basis, thereby resulting in an OTTI during 2018:

                                                                                                                    DATE OF
                                BOOK / ADJUSTED       PRESENT                                                      FINANCIAL
                                 CARRYING VALUE       VALUE OF                      AMORTIZED                      STATEMENT
                                 AMORTIZED COST      PROJECTED      RECOGNIZED     COST AFTER    FAIR VALUE AT       WHERE
     CUSIP                        BEFORE OTTI        CASH FLOWS        OTTI           OTTI       TIME OF OTTI       REPORTED
     -----------------------  -------------------  -------------  -------------- -------------- --------------  ---------------
     999A51525                $            4,714   $      4,661   $          53  $       4,661  $       4,661     06/30/2018
     999A51525                             4,444          4,348              96          4,348          4,378     09/30/2018
     999A51525                             3,866          3,790              76          3,790          3,790     12/31/2018
     073914C27                             1,000            621             379            621            621     12/31/2018
     073914C35                             2,872          1,735           1,137          1,735          1,735     12/31/2018

                                                                     (Continued)

                        MINNESOTA LIFE INSURANCE COMPANY

                                 (IN THOUSANDS)

(5)  INVESTMENTS (CONTINUED)

     NET UNREALIZED INVESTMENT GAINS (LOSSES)

     Changes in unrealized capital gains (losses) for the years ended December 31 were as follows:

                                                          2018              2017               2016
                                                    ----------------  ----------------  -----------------
       Bonds                                        $           (14)  $         3,466   $            553
       Common stocks - unaffiliated                         (41,375)           17,926             15,191
       Common stocks - affiliated                             3,668             6,872                649
       Other invested assets                                 25,195          (127,769)            23,998
       Derivative instruments                              (309,115)           79,055            105,274
       Other                                                 (6,467)           (4,797)            (6,858)
       Deferred tax asset                                    70,304             2,148            (44,056)
                                                    ----------------  ----------------  -----------------
          Total                                     $      (257,804)  $       (23,099)  $         94,751
                                                    ================  ================  =================

     Cost and gross unrealized gains (losses) on unaffiliated common stocks at December 31 were as follows:

                                                                         2018              2017
                                                                    ----------------  ----------------
       Cost                                                         $       369,777   $       336,319
       Gross unrealized gains                                                41,786            70,556
       Gross unrealized losses                                              (16,442)           (3,837)
                                                                    ----------------  ----------------
         Admitted asset value                                       $       395,121   $       403,038
                                                                    ================  ================

(6)  DERIVATIVE INSTRUMENTS

     Derivatives are financial instruments whose values are derived from interest rates, foreign currency exchange rates, or other financial indices. Derivatives may be exchange-traded or contracted in the OTC market. The Company currently enters into derivative transactions that do not qualify for hedge accounting, or in certain cases, elects not to utilize hedge accounting. The Company does not enter into speculative positions. Although certain transactions do not qualify for hedge accounting or the Company chooses not to utilize hedge accounting, they provide the Company with an assumed economic hedge, which is used as part of its strategy for certain identifiable and anticipated transactions. The Company uses a variety of derivatives including swaps, swaptions, futures, caps, floors, forwards and option contracts to manage the risk associated with changes in estimated fair values related to the Company's financial assets and liabilities, to generate income and manage other risks due to the variable nature of the Company's cash flows.

     Freestanding derivatives are carried on the Company's statutory statements of admitted assets, liabilities and capital and surplus within derivative instruments or as liabilities within other liabilities at estimated fair value as determined through the use of quoted market prices for exchange-traded derivatives and interest rate forwards or through the use of pricing models for OTC derivatives. Derivative valuations can be affected by changes in interest rates, foreign currency exchange rates, financial indices, credit spreads, default risk (including the counterparties to the contract), volatility, liquidity and changes in estimates and assumptions used in the pricing models.

                                                                     (Continued)


                        MINNESOTA LIFE INSURANCE COMPANY

              NOTES TO STATUTORY FINANCIAL STATEMENTS (CONTINUED)
                                 (IN THOUSANDS)

(6)  DERIVATIVE INSTRUMENTS (CONTINUED)

     The Company is exposed to various risks relating to its ongoing business operations, including interest rate risk, foreign currency risk and equity market risk. The Company uses a variety of strategies to attempt to manage these risks. The following table presents the notional amount, estimated fair value, and primary underlying risk exposure of the Company's derivative financial instruments held:

                                                             DECEMBER 31, 2018                        DECEMBER 31, 2017
                                                   ---------------------------------------- ----------------------------------------
                                                                         FAIR VALUE                                  FAIR VALUE
     PRELIMINARY                                                   ------------------------                  -----------------------
     UNDERLYING RISK                                 NOTIONAL                   LIABILITIES    NOTIONAL                  LIABILITIES
     EXPOSURE               INSTRUMENT TYPE           AMOUNT         ASSETS         (1)         AMOUNT        ASSETS         (1)
     ---------------- --------------------------   -------------   ----------  ------------ -------------   ----------  ------------

     Interest rate    Interest rate swaps          $     293,500   $   13,079  $      2,356 $     411,500   $   24,951  $         53
                      Interest rate swaptions          3,624,000          610            --     2,908,000        4,493            --
                      Interest rate futures              354,000            5             5       366,550           10            10
                      Interest rate caps                      --           --            --       100,000           --            --
                      TBAs                                36,840       36,901            --        31,045       31,714            --
     Equity market    Equity futures                     479,052            5             5       418,431            3             3
                      Equity options                  11,864,791       99,438        25,242     9,833,025      434,278       109,349
                                                   -------------   ----------  ------------ -------------   ----------  ------------
        Total derivatives                          $  16,652,183   $  150,038  $     27,608 $  14,068,551   $  495,449  $    109,415
                                                   =============   ==========  ============ =============   ==========  ============

--------
     (1) The estimated fair value of all derivatives in a liability position is reported within other liabilities on the statutory statements of admitted assets, liabilities and capital and surplus.

      The majority of the freestanding derivatives utilized by the Company, other than TBAs, are for specific economic hedging programs related to various annuity and life insurance product liabilities that have market risk. Management considers the sales growth of products and the volatility in the markets in assessing the trading activity for these programs.

      Interest rate swaps are used by the Company primarily to reduce market risks from changes in interest rates and to alter interest rate exposure arising from mismatches between assets and liabilities (duration mismatches). In an interest rate swap, the Company agrees with another party to exchange, at specified intervals, the difference between fixed rate and floating rate interest amounts as calculated by reference to an agreed notional principal amount. These transactions are entered into pursuant to master agreements that provide for a single net payment to be made by the counterparty at each due date.

      Interest rate swaptions are purchased by the Company to manage the impact of interest rate declines and sharply rising interest rates. An interest rate swaption allows the Company the option, but not the obligation, to enter into an interest rate swap at a future date with the terms established at the time of the purchase. There are two types of interest rate swaptions, payer swaptions and receiver swaptions. A payer swaption allows the holder to enter into a swap to pay the fixed rate and receive the floating rate. A receiver swaption allows the holder to enter into a swap to receive the fixed rate and pay the floating rate. The Company is trading in both types of swaptions. Swaptions require the payment of a premium when purchased. Swaptions are based on a specific underlying swap and have an exercise rate and an expiration date. A payer swaption would be exercised if the market swap rate is greater than the exercise rate at the expiration date and the value would be the present value of the difference between the market swap rate and exercise rate valued as an annuity over the remaining life of the underlying swap multiplied by the notional principal. A receiver swaption would be exercised if the market swap rate is less than the exercise rate at the expiration date and the value would be the present value of the difference between the exercise rate and market swap rate valued as an annuity over the remaining life of the underlying swap multiplied by the notional principal. In either case if market swap rates were unfavorable the swaption would be allowed to expire.

                                                                     (Continued)

                        MINNESOTA LIFE INSURANCE COMPANY

                                 (IN THOUSANDS)

(6)   DERIVATIVE INSTRUMENTS (CONTINUED)

      Interest rate futures are used by the Company to manage duration in certain portfolios within the general account of the Company. In exchange traded interest rate futures transactions, the Company agrees to purchase or sell a specified number of contracts, the value of which is determined by the different classes of interest rate securities, and to post variation margin on a daily basis in an amount equal to the difference in the daily fair market values of those contracts. The Company enters into exchange-traded futures with regulated futures commission merchants that are members of the exchange. Exchange-traded interest rate futures are used primarily to economically hedge mismatches between the duration of the assets in a portfolio and the duration of liabilities supported by those assets, to economically hedge against changes in value of securities the Company owns or anticipates acquiring, and to economically hedge against changes in interest rates on anticipated liability issuances. The value of interest rate futures is substantially impacted by changes in interest rates and they can be used to modify or economically hedge existing interest rate risk.

      Interest rate caps are purchased by the Company to manage the impact of sharply rising interest rates on overall investment performance. An interest rate cap is a series of call options on a specified interest rate. The Company enters into contracts to purchase interest rate caps and receives cash payments from the cap writer when the market rate is above the specified rate on the maturity date. The difference between the market rate and specified rate is then multiplied by the notional principal amount to determine the payment. If the market rate is less than the specified rate on the maturity date, the Company does not receive a payment.

      The Company holds TBA forward contracts that require the Company to take delivery of a mortgage-backed security at a settlement date in the future. A majority of the TBAs are settled at the first available period allowed under the contract. However, the deliveries of some of the Company's TBA securities happen at a later date, thus extending the forward contract date.

      Foreign currency swaps are used by the Company to offset foreign currency exposure on interest and principal payments of bonds denominated in a foreign currency. In a foreign currency swap transaction, the Company agrees with another party to exchange, at specified intervals, the difference between one currency and another at a fixed exchange rate, generally set at inception, calculated by reference to an agreed upon principal amount. The principal amount of each currency is exchanged at the inception and termination of the currency swap by each party.

      Foreign currency forwards are used by the Company to reduce the risk from fluctuations in foreign currency exchange rates associated with its assets and liabilities denominated in foreign currencies. In a foreign currency forward transaction, the Company agrees with another party to deliver a specified amount of an identified currency at a specified future date. The price is agreed upon at the time of the contract and payment for such a contract is made in a different currency in the specified future date.

      Equity futures include exchange-traded equity futures as well as VIX futures. VIX futures are used by the Company to reduce the variance of its portfolio of equity assets. The VIX is the index of the implied volatility of the index options and represents the expected stock market volatility over the next 30 day period. In exchange-traded equity futures transactions, the Company agrees to purchase or sell a specified number of contracts, the value of which is determined by the different classes of equity securities, and to post variation margin on a daily basis in an amount equal to the difference in the daily fair market values of those contracts. The Company enters into exchange-traded futures with regulated futures commission merchants that are members of the exchange. Exchange-traded equity futures are used primarily to economically hedge liabilities embedded in certain variable annuity products and certain equity indexed life products offered by the Company.

      Equity options are used by the Company to economically hedge certain risks associated with fixed indexed annuity and indexed universal life products that allow the holder to elect an interest rate return or a market component, where interest credited to the contracts is linked to the performance of an index. Certain contract holders may elect to rebalance index options at renewal dates. As of each renewal date, the Company has the opportunity to re-price the indexed component by establishing participation rates, caps, spreads and specified rates, subject to contractual guarantees. The Company purchases equity options that are intended to be highly correlated to the portfolio allocation decisions of the contract holders with respect to returns for the current reset period.

      Equity options are also used by the Company to economically hedge minimum guarantees embedded in certain variable annuity products offered by the Company. To economically hedge against adverse changes in equity indices, the Company enters into contracts to sell the equity index within a limited time at a contracted price. The contracts will be net settled in cash based on differentials in the indices at the time of exercise and the strike price. In certain instances, the Company may enter into a combination of transactions to economically hedge adverse changes in equity indices within a pre-determined range through the purchase and sale of options.

                                                                     (Continued)

                        MINNESOTA LIFE INSURANCE COMPANY

                                 (IN THOUSANDS)

(6)   DERIVATIVE INSTRUMENTS (CONTINUED)

      The following tables present the amount and location of gains (losses) recognized on the statutory statements of operations and capital and surplus from derivatives:

                                                                                        DECEMBER 31, 2018
                                                                  ---------------------------------------------------------------
                                                                     NET REALIZED                                NET CHANGE IN
                                                                   INVESTMENT GAINS       NET INVESTMENT       UNREALIZED CAPITAL
                                                                       (LOSSES)                INCOME           GAINS AND LOSSES
                                                                  --------------------  -------------------- --------------------
        Interest rate swaps                                       $             1,288   $             2,585  $           (13,565)
        Interest rate swaptions                                                (3,863)                   --                  808
        Interest rate futures                                                  (2,923)                   --                1,136
        Interest rate caps                                                         --                  (159)                 159
        TBAs                                                                      (79)                   --                   --
        Foreign currency forwards                                                 (15)                   --                   --
        Equity futures                                                         (8,611)                   --               13,529
        Equity options                                                        151,296                    --             (311,182)
                                                                  --------------------  -------------------- -------------------
          Total gains (losses) recognized from derivatives        $           137,093   $             2,426  $          (309,115)
                                                                  ====================  ==================== ===================

                                                                                         DECEMBER 31, 2017
                                                                  ---------------------------------------------------------------
                                                                     NET REALIZED                                NET CHANGE IN
                                                                   INVESTMENT GAINS       NET INVESTMENT       UNREALIZED CAPITAL
                                                                       (LOSSES)               INCOME            GAINS AND LOSSES
                                                                  --------------------  -------------------- --------------------
        Interest rate swaps                                       $               613   $             5,861  $            (3,287)
        Interest rate swaptions                                                (1,541)                   --               (1,668)
        Interest rate futures                                                   4,572                    --                  944
        Interest rate caps                                                         --                  (414)                 366
        TBAs                                                                     (102)                   --                   --
        Foreign currency swaps                                                  3,786                    54               (4,457)
        Foreign currency forwards                                               1,794                    --                   --
        Equity futures                                                        (38,683)                   --                1,777
        Equity options                                                        176,037                    --               85,380
                                                                  --------------------  -------------------- -------------------
          Total gains recognized from derivatives                 $           146,476   $             5,501  $            79,055
                                                                  ====================  ==================== ===================

                                                                                         DECEMBER 31, 2016
                                                                  ---------------------------------------------------------------
                                                                     NET REALIZED                                NET CHANGE IN
                                                                   INVESTMENT GAINS       NET INVESTMENT       UNREALIZED CAPITAL
                                                                       (LOSSES)               INCOME            GAINS AND LOSSES
                                                                  --------------------  -------------------- --------------------
        Interest rate swaps                                       $             6,251   $             8,057  $            (3,971)
        Interest rate swaptions                                                   773                    --                 (611)
        Interest rate futures                                                  (3,633)                   --               (1,556)
        Interest rate caps                                                         --                  (415)                 300
        TBAs                                                                      642                    --                   --
        Foreign currency swaps                                                    (19)                  552                 (559)
        Foreign currency forwards                                                   1                    --                 (721)
        Equity futures                                                        (41,771)                   --               (3,723)
        Equity options                                                        (54,895)                   --              116,115
                                                                  --------------------  -------------------- -------------------
          Total gains (losses) recognized from derivatives        $           (92,651)  $             8,194  $           105,274
                                                                  ====================  ==================== ===================

                                                                     (Continued)

                        MINNESOTA LIFE INSURANCE COMPANY

                                 (IN THOUSANDS)

(6)   DERIVATIVE INSTRUMENTS (CONTINUED)

      The Company may be exposed to credit-related losses in the event of nonperformance by counterparties to derivative financial instruments. Generally, the current credit exposure of the Company's derivative contracts is limited to the positive estimated fair value of derivative contracts at the reporting date after taking into consideration the existence of netting agreements and any collateral received pursuant to credit support annexes.

      The Company manages its credit risk related to OTC derivatives by entering into transactions with highly rated counterparties, maintaining collateral arrangements and through the use of master agreements that provide for a single net payment to be made by one counterparty to another at each due date and upon termination. Because exchange traded futures are purchased through regulated exchanges, and positions are settled on a daily basis, the Company has minimal exposure to credit-related losses in the event of nonperformance by counterparties to such derivative instruments.

      The Company enters into various collateral arrangements, which require both the pledging and accepting of collateral in connection with its derivative instruments. The Company's collateral arrangements for its OTC derivatives generally require the counterparty in a net liability position, after considering the effect of netting arrangements, to pledge collateral when the fair value of that counterparty's derivatives reaches a pre-determined threshold. The Company received collateral from OTC counterparties in the amount of $78,543 and $360,247 at December 31, 2018 and 2017, respectively. Securities collateral received by the Company is held in separate custodial accounts and is not recorded on the statutory statements of admitted assets, liabilities and capital and surplus. Credit agreements with counterparties permit the Company to sell or re-pledge this collateral; at December 31, 2018, none of the collateral had been sold or re-pledged. The Company delivered collateral in the amount of $35,580 and $26,322 at December 31, 2018 and 2017, respectively. The Company maintained ownership of any collateral delivered. Securities collateral pledged by the Company is reported in bonds on the statutory statements of admitted assets, liabilities and capital and surplus.

(7)   SEPARATE ACCOUNTS

      Separate account assets represent segregated funds administered by an unaffiliated asset management firm. These segregated funds are invested by both an unaffiliated asset management firm and an affiliate of the Company for the exclusive benefit of the Company's pension, variable annuity and variable life insurance policyholders and contractholders.

      The Company has no indexed separate accounts. Business relating to non-indexed separate accounts with minimum death benefits, in which an additional reserve is held in the Company's general account, is included in the non-guaranteed column below.

      Information regarding the separate accounts of the Company was as follows:

                                                     NON-INDEXED
                                                   GUARANTEE LESS       NON-INDEXED
                                                   THAN / EQUAL TO       GUARANTEE            NON-
                                                         4%             MORE THAN 4%       GUARANTEED           TOTAL
                                                  -----------------  -----------------  -----------------  -----------------
      Premiums, considerations or deposits for
        year ended December 31, 2018              $        158,523   $             --   $      2,973,341   $      3,131,864
                                                  =================  =================  =================  =================

                                                     NON-INDEXED
                                                   GUARANTEE LESS       NON-INDEXED
                                                   THAN / EQUAL TO       GUARANTEE            NON-
                                                         4%             MORE THAN 4%       GUARANTEED           TOTAL
                                                  -----------------  -----------------  -----------------  -----------------
      Reserves at December 31, 2018 For
        accounts with assets at:
          Fair value                              $        601,056   $          2,506   $     23,234,877   $     23,838,439
                                                  =================  =================  =================  =================

                                                                     (Continued)

                        MINNESOTA LIFE INSURANCE COMPANY

                                 (IN THOUSANDS)

(7)   SEPARATE ACCOUNTS (CONTINUED)

      Information regarding the separate accounts of the Company was as follows (Continued):

                                                     NON-INDEXED
                                                   GUARANTEE LESS       NON-INDEXED
                                                   THAN / EQUAL TO       GUARANTEE            NON-
                                                         4%             MORE THAN 4%       GUARANTEED           TOTAL
                                                  -----------------  -----------------  -----------------  -----------------
      Reserves at December 31, 2018 By withdrawal
        characteristics:
          With fair value adjustment               $       558,722   $          2,506   $             --   $        561,228
          At fair value                                     26,012                 --         23,221,762         23,247,774
          Not subject to discretionary withdrawal           16,322                 --             13,115             29,437
                                                  -----------------  -----------------  -----------------  -----------------
           Total                                  $        601,056   $          2,506   $     23,234,877   $     23,838,439
                                                  =================  =================  =================  =================

      The Company also has no separate accounts, which would be disclosed by withdrawal characteristics, at book value without market value adjustments and with surrender charges.

      Reconciliation of net transfer to (from) separate accounts:

                                                                                                                       2018
                                                                                                                  ----------------
         Transfers as reported in the summary of operations of the Annual Statement of the Separate
           Accounts:
             Transfers to separate accounts                                                                       $     3,131,864
             Transfers from separate accounts                                                                          (2,805,413)
                                                                                                                  ----------------
               Net transfers to (from) separate accounts                                                                  326,451

         Reconciling adjustments:
           Investment expenses and other activity not included in transfers out in Annual Statement of the
             Separate Accounts                                                                                           (174,612)
           Transfer included on Line 8.1 of the Life, Accident & Health Annual Statement                                  275,708
           Fees associated with charges for investment management and contract guarantees                                (109,026)
                                                                                                                  ----------------
             Total reconciling adjustments                                                                                 (7,930)
                                                                                                                  ----------------
               Total transfers reported in the statutory statements of operations                                 $       318,521
                                                                                                                  ================

                                                                     (Continued)

                        MINNESOTA LIFE INSURANCE COMPANY

                                 (IN THOUSANDS)

(8)   FEDERAL INCOME TAXES

      Federal income tax expense (benefit) varies from amounts computed by applying the federal income tax rate of 21% in 2018 and 35% in 2017 and 2016 to the gain from operations before federal income taxes. The reasons for this difference and the tax effects thereof for the years ended December 31 were as follows:

                                                                      2018                   2017                    2016
                                                              ---------------------   --------------------   ---------------------
         Provision computed at statutory rate                 $              8,213    $           142,346    $             57,599
         IMR amortization                                                      987                    310                    (404)
         Dividends received deduction                                      (21,686)               (24,957)                (28,301)
         Tax credits                                                        (7,903)                (6,698)                 (5,560)
         Sale of subsidiary                                                     --                (64,700)                     --
         Policyholder liabilities                                           (2,133)                    --                      --
         Non-admitted assets                                                (3,080)                17,824                     795
         Tax Cuts and Jobs Act of 2017 adjustment                               --                130,263                      --
         Expense adjustments and other                                        (233)                (1,258)                   (388)
                                                              ---------------------   --------------------   ---------------------
           Total tax                                          $            (25,835)   $           193,130    $             23,741
                                                              =====================   ====================   =====================

         Federal income taxes incurred                        $              2,442    $             4,275    $             61,828
         Tax on capital losses/gains                                         5,459                108,015                  12,283
         Change in net deferred income taxes                               (33,736)                80,840                 (50,370)
                                                              ---------------------   --------------------   ---------------------
           Total statutory income taxes                       $            (25,835)   $           193,130    $             23,741
                                                              =====================   ====================   =====================

      The components of incurred income tax expense for the years ended December 31 were as follows:

                                                                        2018                   2017                    2016
                                                             ---------------------   --------------------   ---------------------
         Tax on income                                       $             16,278    $            12,208    $             67,216
         Tax credits                                                       (7,903)                (6,698)                 (5,560)
         Tax on capital losses/gains                                        5,459                108,015                  12,283
         Other taxes                                                       (5,933)                (1,235)                    172
                                                             ---------------------   --------------------   ---------------------
           Total incurred income tax expense                 $              7,901    $           112,290    $             74,111
                                                             =====================   ====================   =====================

                                                                     (Continued)

                        MINNESOTA LIFE INSURANCE COMPANY

                                 (IN THOUSANDS)

(8)   FEDERAL INCOME TAXES (CONTINUED)

      The components of the net deferred tax asset as of December 31 were as follows:

        DECEMBER 31, 2018                                             ORDINARY             CAPITAL               TOTAL
        -------------------------------------------------------  -------------------  -------------------  -------------------
        Gross deferred tax assets                                $          408,277   $           18,748   $          427,025
        Deferred tax assets non-admitted                                   (113,545)                  --             (113,545)
                                                                 -------------------  -------------------  -------------------
                                                                            294,732               18,748              313,480
        Deferred tax liabilities                                           (130,038)             (46,229)            (176,267)
                                                                 -------------------  -------------------  -------------------
          Net admitted deferred tax asset                        $          164,694   $          (27,481)  $          137,213
                                                                 ===================  ===================  ===================

        DECEMBER 31, 2017                                             ORDINARY             CAPITAL               TOTAL
        -------------------------------------------------------  -------------------  -------------------  -------------------
        Gross deferred tax assets                                $          307,006   $           44,247   $          351,253
        Deferred tax assets non-admitted                                         --                   --                   --
                                                                 -------------------  -------------------  -------------------
                                                                            307,006               44,247              351,253
        Deferred tax liabilities                                           (127,143)             (76,872)            (204,015)
                                                                 -------------------  -------------------  -------------------
          Net admitted deferred tax asset                        $          179,863   $          (32,625)  $          147,238
                                                                 ===================  ===================  ===================

                                                                       CHANGE               CHANGE               CHANGE
                                                                      ORDINARY              CAPITAL               TOTAL
                                                                 -------------------  -------------------  -------------------
        Gross deferred tax assets                                $          101,271   $          (25,499)  $           75,772
        Deferred tax assets non-admitted                                   (113,545)                  --             (113,545)
                                                                 -------------------  -------------------  -------------------
                                                                            (12,274)             (25,499)             (37,773)
        Deferred tax liabilities                                             (2,895)              30,643               27,748
                                                                 -------------------  -------------------  -------------------
          Net admitted deferred tax asset                        $          (15,169)  $            5,144   $          (10,025)
                                                                 ==================  ===================  ===================

      The amounts of adjusted gross deferred tax assets admitted as of December 31 were as follows:

        DECEMBER 31, 2018                                                          ORDINARY        CAPITAL          TOTAL
        -----------------------------------------------------------------------  -------------- --------------  --------------
        Federal income taxes paid in prior years recoverable through loss
          carrybacks                                                             $          --  $      10,303   $      10,303
        Adjusted gross deferred tax assets expected to be realized within
          three years                                                                  126,391            519         126,910
        Adjusted gross deferred tax assets offset by gross deferred tax
          liabilities                                                                  168,341          7,926         176,267
                                                                                 -------------- --------------  --------------
            Deferred tax assets admitted                                         $     294,732  $      18,748   $     313,480
                                                                                 ============== ==============  ==============

      The adjusted gross deferred tax asset allowed per limitation threshold as of December 31, 2018 was $399,695.

        DECEMBER 31, 2017                                                          ORDINARY        CAPITAL          TOTAL
        -----------------------------------------------------------------------  -------------- --------------- --------------
        Federal income taxes paid in prior years recoverable through loss        $           -- $        38,406 $       38,406
          carrybacks
        Adjusted gross deferred tax assets expected to be realized within
          three years                                                                   109,045              --        109,045
        Adjusted gross deferred tax assets offset by gross deferred tax
          liabilities                                                                   197,961           5,841        203,802
                                                                                 -------------- --------------- --------------
            Deferred tax assets admitted                                         $      307,006 $        44,247 $      351,253
                                                                                 ============== =============== ==============

      The adjusted gross deferred tax asset allowed per limitation threshold as of December 31, 2017 was $429,711.

      The ratio percentages used to determine the recovery period and threshold limitation amounts and the amount of adjusted capital and surplus used to determine recovery period and threshold limitation as of December 31 were as follows:

                                                                                            2018                  2017
                                                                                      -----------------    ------------------
       Ratio percentage                                                                             917%                1012%
       Capital and surplus used                                                       $       2,664,636    $       2,860,843

                                                                     (Continued)

                        MINNESOTA LIFE INSURANCE COMPANY

                                 (IN THOUSANDS)

(8)   FEDERAL INCOME TAXES (CONTINUED)

      The availability of tax planning strategies resulted in an increase of the Company's adjusted gross deferred tax asset by approximately 16% of which all was ordinary for tax purposes as of December 31, 2018.

      The availability of tax planning strategies increased the Company's net admitted deferred tax assets by approximately 26% as of December 31, 2018 of which all was ordinary for tax purposes. The availability of tax planning strategies increased the Company's net admitted deferred tax assets by approximately 1% as of December 31, 2017 of which all was capital for tax purposes.

      The Company did not use any reinsurance tax planning strategies.

      The tax effects of temporary differences that give rise to the Company's net deferred federal tax asset as of December 31 were as follows:

                                                                                                 2018              2017
                                                                                           -----------------  -----------------
         Deferred tax assets:
          Ordinary:
           Policyholder liabilities                                                        $        146,038   $        106,842
           Investments                                                                               40,837                 --
           Deferred acquisition costs                                                               170,997            151,887
           Pension and postretirement benefits                                                       13,238             13,584
           Non-admitted assets                                                                       28,393             25,313
           Other                                                                                      8,774              9,380
                                                                                           -----------------  -----------------
             Gross ordinary deferred tax assets                                                     408,277            307,006
         Non-admitted ordinary deferred tax assets                                                 (113,545)                --
                                                                                           -----------------  -----------------
               Admitted ordinary deferred tax asset                                                 294,732            307,006
         Capital:
           Investments                                                                               15,395             43,358
           Net unrealized capital losses                                                              3,353                889
                                                                                           -----------------  -----------------
             Gross capital deferred tax assets                                                       18,748             44,247
         Non-admitted capital deferred tax assets                                                        --                 --
                                                                                           -----------------  -----------------
         Admitted capital deferred tax asset                                                         18,748             44,247
                                                                                           -----------------  -----------------
               Admitted deferred tax assets                                                         313,480            351,253

         Deferred tax liabilities:
         Ordinary:
           Investments                                                                                8,991              7,983
           Fixed assets                                                                               6,992              5,885
           Deferred and uncollected premium                                                          30,311             30,630
           Policyholder liabilities                                                                  55,993             62,198
           Computer software                                                                          9,557              8,289
           Other                                                                                     18,194             12,158
                                                                                           -----------------  -----------------
             Gross ordinary deferred tax liabilities                                                130,038            127,143
         Capital:
           Investments                                                                                  162              2,513
           Net unrealized capital gains                                                              46,067             74,359
                                                                                           -----------------  -----------------
             Gross capital deferred tax liabilities                                                  46,229             76,872
                                                                                           -----------------  -----------------
               Gross deferred tax liabilities                                                       176,267            204,015
                                                                                           -----------------  -----------------
                 Net deferred tax asset                                                    $        137,213   $        147,238
                                                                                           =================  =================

                                                                     (Continued)

                        MINNESOTA LIFE INSURANCE COMPANY

                                 (IN THOUSANDS)

(8)   FEDERAL INCOME TAXES (CONTINUED)

      As of December 31, 2018 and 2017, management determined that a valuation allowance was not required for these gross deferred tax items based on management's assessment that it is more likely than not that these deferred tax items will be realized through future reversals of existing taxable temporary differences and future taxable income.

      The change in net deferred income taxes is comprised of the following:

                                                                           2018                2017               CHANGE
                                                                     ------------------  ------------------  ------------------

         Total deferred tax assets                                   $         427,025   $         351,253   $          75,772
         Total deferred tax liabilities                                       (176,267)           (204,015)             27,748
                                                                     ------------------  ------------------  ------------------
         Change in net deferred income tax                           $         250,758   $         147,238             103,520
                                                                     ==================  ==================
         Tax effect of deferred tax asset / deferred tax
           liability on unrealized capital gains (losses)                                                              (70,304)
         Tax effect of deferred tax asset on liability for
           pension benefits                                                                                                951
                                                                                                             ------------------
         Change in net deferred tax as reported in surplus                                                              34,167
         Tax effect of deferred tax asset on statutory goodwill                                                           (431)
                                                                                                             ------------------
         Change in net deferred income tax asset                                                             $          33,736
                                                                                                             ==================

      As of December 31, 2018, the Company had no net operating loss carryforwards, capital loss carryforwards or tax credit carryforwards. Total income taxes incurred in the current and prior years of $61,537 are available for recovery in the event of future net losses.

      The aggregate amount of deposits reported as admitted assets under Section 6603 of the IRS Code was $0 as of December 31, 2018.

      A reconciliation of the beginning and ending balance amount of unrecognized tax benefits is as follows:

                                                                                               2018                2017
                                                                                         ------------------  ------------------
         Balance at beginning of year                                                    $           4,221   $           4,067
         Additions based on tax positions related to current year                                      216               1,118
         Additions (reductions) for tax positions of prior years                                      (833)               (964)
                                                                                         ------------------  ------------------
           Balance at end of year                                                        $           3,604   $           4,221
                                                                                         ==================  ==================

      Included in the balance of unrecognized tax benefits at December 31, 2018 are potential benefits of $3,604 that, if recognized, would affect the effective tax rate on income from operations.

      As of December 31, 2018, accrued interest and penalties of $169 are recorded as current income tax liabilities on the statutory statements of admitted assets, liabilities and capital and surplus and $30 is recognized as a current income tax benefit on the statutory statements of operations.

      At December 31, 2018, the Company believes it is reasonably possible that the liability related to any federal or foreign tax loss contingencies may significantly increase within the next 12 months. However, an estimate of the reasonably possible increase cannot be made at this time.

      On December 22, 2017, H.R. 1 (the "Tax Cuts and Jobs Act " or "New Tax Law") was signed into law. The New Tax Law, which is generally effective on January 1, 2018, provides for a reduction in the top corporate tax rate from 35 percent to 21 percent (enacted rate), provides new rules prohibiting carrybacks of life insurance company operating losses for losses incurred after 2017, changes insurance company reserving and many other insurance company tax accounting rules, and includes other provisions that will have a substantial impact on all forms of taxable and non-taxable entities alike.

                                                                     (Continued)

                        MINNESOTA LIFE INSURANCE COMPANY

                                 (IN THOUSANDS)

(8)   FEDERAL INCOME TAXES (CONTINUED)

      The NAIC's Statement of Statutory Accounting Principle No. 101--Income Taxes (SSAP No. 101) requires companies to recognize the effect of tax law changes in the period of enactment by re-measuring deferred tax assets and liabilities to the enacted rate. Recognizing the limited time companies had to react to the complex provisions of the New Tax Law, the NAIC's Statutory Accounting Principles (E) Working Group issued Interpretation 18-01: Updated Tax Estimates under the Tax Cuts and Jobs Act(INT 18-01), which provides guidance on accounting for the tax effects of the New Tax Law. INT 18-01 provides a measurement period that should not extend beyond one year from the New Tax Law enactment date for companies to complete the accounting under SSAP No. 101. In accordance with SSAP No. 101, a company must reflect the income tax effects of those aspects of the New Tax Law for which the accounting under SSAP No. 101 is complete. To the extent that a company's accounting for certain income tax effects of the New Tax Law is incomplete, but it is able to determine a reasonable estimate, it must record a provisional estimate in the financial statements. If a company cannot determine a provisional estimate to be included in the financial statements, it should continue to apply SSAP No. 101 on the basis of the provisions of the tax laws that were in effect immediately before the enactment of the New Tax Law.

      The Company applied INT 18-01 in completing its 2017 year-end accounting, including re-measuring deferred tax assets and liabilities at December 22, 2017. Any subsequent adjustments during the 12-month measurement period were included in surplus in 2018. The re-measurement under the New Tax Law and guidance in INT 18-01 resulted in a net provisional increase to statutory deferred income tax expense of $98,159, of which $(48,980) was reflected in the change in unrealized capital gains and $16,876 was reflected in the change in non-admitted DTAs for the year ended December 31, 2017.

      A provisional amount of $43,029 at December 31, 2017 increased the tax reserve deferred tax asset from policyholder liabilities and an identical amount increased the eight-year-spread deferred tax liability on policyholder liabilities. The provisional amount was computed using estimated methods and was completed in 2018 upon the production of the final seriatim tax reserves that reflect the New Tax Law requirements, which was immmaterial. Additionally, the Company had other provisionally determined amounts that were immaterial.

      The Company also had other undetermined items that the Company had not been able to fully assess as of December 31, 2017, and as a result had not recognized any provisional impact. The impact of finalizing these items in 2018 was immaterial.

      All tax years through 2014 are closed. An amended 2015 tax return was filed late in 2018 and an amended 2016 tax return will be filed in 2019. The Company believes that any additional taxes assessed or refunded as a result of a potential examination of the amended return will not have a material impact on its financial position. The IRS has not stated its intention to audit MMC's 2016 or 2017 consolidated tax returns.

(9)   RELATED PARTY TRANSACTIONS

      The Company has investment advisory agreements with an affiliate, Securian AM. Under these agreements, the Company pays quarterly investment management fees based on total assets managed. Investment management fees paid by the Company were $27,095, $25,034 and $22,011 in 2018, 2017 and
      2016, respectively. As of December 31, 2018 and 2017, the amount due to Securian AM under these agreements was $11,624 and $10,606, respectively.

      The Company also has an agreement with SFS, an affiliated broker-dealer. Under this agreement, SFS is the distributor of the Company's fixed and variable annuity, variable life and certain life and certain life and annuity indexed products. Fees paid by the Company for the performance of compliance functions for these products totaled $1,152, $1,200 and $1,157 for the years ended December 31, 2018, 2017 and 2016, respectively. The Company also recognized commission expense of $95,955, $93,911 and $104,747 for the years ended December 31, 2018, 2017 and 2016, respectively. The Company recognized commissions payable to SFS in the amounts of $1,943 and $2,223 for the years as of December 31, 2018 and 2017, respectively.

      Under an assignment agreement with SFS, 12(b)-1 fees from the affiliated Securian Funds Trust Funds and the Waddell & Reed Target Portfolios are transferred to the Company. For the years ended December 31, 2018 and 2017, the amounts transferred were $16,577 and $15,872, respectively.

                                                                     (Continued)

                        MINNESOTA LIFE INSURANCE COMPANY

                                 (IN THOUSANDS)

(9)  RELATED PARTY TRANSACTIONS (CONTINUED)

     The Company has agreements with its affiliates for expenses including allocations for occupancy costs, data processing, employee compensation, advertising and promotion, and other administrative expenses, which the Company incurs on behalf of its affiliates. At December 31, 2018 and 2017, the amount payable to the Company was $16,428 and $34,648, respectively. The amount of expenses incurred by and reimbursed to the Company for the years ended December 31, 2018, 2017 and 2016 were $116,194, $130,322 and
     $121,768, respectively. In addition, the Company has an agreement with SFG for employee compensation related expenses which SFG incurs on behalf of the Company. The amount of expenses incurred by and reimbursed to SFG by the Company for the year ended December 31, 2018, 2017 and 2016 was $2,605, $18,730 and $21,620, respectively, and the amount payable to SFG at December 31, 2018 and 2017 was $5,706 and $13,432, respectively. Settlements are made quarterly.

     Prior to November 29, 2017, the Company had a long-term lease arrangement with an affiliated company, Capital City Property Management, Inc. See Note 16 for related details.

     The Company has two group variable universal life policies with SFG. The Company received premiums of $8,640, $7,664 and $7,664 in 2018, 2017 and 2016, respectively, for these policies. The Company paid claims totaling $1,741 in 2018. No claims were paid during 2017 and 2016. As of December 31, 2018 and 2017, reserves held under these policies were $71,518 and $66,076, respectively.

     Allied provides its customers with certain insurance coverage that is underwritten by the Company. The Company paid commissions related to these policies in the amount of $10,844, $11,412 and $10,992 in 2018, 2017 and
     2016, respectively.

     CRI Securities, LLC, an affiliated broker-dealer, received commission payments from the Company for certain variable life products sold by registered representatives in the amount of $3,514, $3,828 and $4,477 in 2018, 2017 and 2016, respectively.

     The Company had agreements with an affiliate, PFC, which included bonds and short-term investments for the funding of PFC operations. For the years ended December 31, 2018, 2017 and 2016, the amount of interest income recognized was $2,562 and $2,584, respectively.

     The Company has an agreement with Securian Life, whereby the Company may issue an individual life policy to certain individuals converting from a group life insurance policy issued by Securian Life or Securian Life may issue an individual life policy to certain individuals converting from a group life insurance policy issued by the Company. Upon issuance of the individual life policy, the Company either receives from or pays to Securian Life a conversion charge. For the years ended December 31, 2018, 2017 and 2016, the Company recognized $5,128, $5,521 and $3,300, respectively of income from conversions. The amount receivable from Securian Life at December 31, 2018 and 2017 was $4,383 and $1,799, respectively. These amounts are settled quarterly.

     The Company has an agreement with Securian Life, whereby Securian Life assigns the rights to its profit commission from unrelated third party reinsurers based on its underlying mortality experience to the Company in exchange for a fixed percentage allowance based on the premium reinsured. Under this agreement, which is settled quarterly, the Company recognized expenses of $12,860, $10,277 and $10,798 recorded in general insurance expenses and taxes on the statement of operations for the years ended December 31, 2018, 2017 and 2016, respectively, and the amount (receivable from) payable to Securian Life at December 31, 2018 and 2017 was $(3,314) and $1,198, respectively. Depending on Securian Life's mortality experience in any given year, the fixed percentage allowance paid by the Company can be favorable or unfavorable in relation to the profit commission Securian Life has forgone from the unrelated third party reinsurer and assigned to the Company.

     The Company sells a percentage of ownership of newly originated mortgage loans to Securian Life. For the years ended December 31, 2018, 2017 and 2016, the Company sold $40,200, $24,000 and $9,000, respectively, of mortgage loans to Securian Life.

                                                                     (Continued)

                        MINNESOTA LIFE INSURANCE COMPANY

                                 (IN THOUSANDS)

(9)  RELATED PARTY TRANSACTIONS (CONTINUED)

     The Company has a reinsurance agreement with Securian Life, whereby the Company assumes certain Group business from Securian Life. Activity is settled quarterly. As of December 31, the Company recognized the following amounts on the statutory statements of admitted assets, liabilities and capital and surplus related to this agreement with Securian Life:

                                                                                                    2018              2017
                                                                                             ----------------  ----------------
         Admitted assets:
           Premiums deferred and uncollected                                                 $       103,648   $       104,095
                                                                                             ----------------  ----------------
             Total assets                                                                    $       103,648   $       104,095
                                                                                             ================  ================

         Liabilities
           Policy reserves:
             Life insurance                                                                  $        60,283   $        44,876
             Accident and health                                                                       1,031               796
           Policy claims in process of settlement                                                    164,107           137,399
           Other policy liabilities                                                                      127               107
           Accrued commissions and expenses                                                            8,471             8,514
                                                                                             ----------------  ----------------
               Total liabilities                                                             $       234,019   $       191,692
                                                                                             ================  ================

     For the years ending December 31, the Company recognized activity related to this agreement within the following line items of the statutory statements of operations:

                                                                                2018               2017              2016
                                                                          ----------------   ----------------  ----------------
      Revenues:
        Premiums                                                          $       637,616    $       564,737   $       399,280
                                                                          ----------------   ----------------  ----------------
          Total revenues                                                          637,616            564,737           399,280

      Benefits and expenses:
        Policyholder benefits                                                     562,402            483,995           384,807
        Commission expense                                                         56,184             49,780            35,528
                                                                          ----------------   ----------------  ----------------
          Total benefits and expenses                                             618,586            533,775           420,335
                                                                          ----------------   ----------------  ----------------
            Net income (loss)                                             $        19,030    $        30,962   $       (21,055)
                                                                          ================   ================  ================

                                                                     (Continued)

                        MINNESOTA LIFE INSURANCE COMPANY

                                 (IN THOUSANDS)

(10) LIABILITY FOR UNPAID ACCIDENT AND HEALTH CLAIMS AND CLAIM ADJUSTMENT
     EXPENSES

     Activity in the liability for unpaid accident and health claims and claim adjustment expenses, which is included within accident and health policy reserves and policy claims in process of settlement on the statutory statements of admitted assets, liabilities and capital and surplus, is summarized as follows:

                                                                                 2018              2017              2016
                                                                          -----------------  ----------------  ----------------
         Balance at January 1                                             $        613,399   $       550,728   $       566,182
           Less: reinsurance recoverable                                           526,764           469,933           481,986
                                                                          -----------------  ----------------  ----------------
         Net balance at January 1                                                   86,635            80,795            84,196
         Incurred related to:
           Current year                                                            119,526            96,215            95,840
           Prior years                                                               7,564             6,307             5,861
                                                                          -----------------  ----------------  ----------------
         Total incurred                                                            127,090           102,522           101,701
                                                                          -----------------  ----------------  ----------------
         Paid related to:
           Current year                                                             51,180            49,196            53,470
           Prior years                                                              54,879            47,486            51,632
                                                                          -----------------  ----------------  ----------------
         Total paid                                                                106,059            96,682           105,102
                                                                          -----------------  ----------------  ----------------
         Net balance at December 31                                                107,666            86,635            80,795
           Plus: reinsurance recoverable                                           493,136           526,764           469,933
                                                                          -----------------  ----------------  ----------------
         Balance at December 31                                           $        600,802   $       613,399   $       550,728
                                                                          =================  ================  ================

     The liability for unpaid accident and health claim adjustment expenses as of December 31, 2018 and 2017 was $2,766 and $2,103, respectively, and is included in the table above.

     As a result of changes in estimates of claims incurred in prior years, the accident and health claims and claim adjustment expenses incurred increased $7,564, $6,307, $5,861 in 2018, 2017 and 2016, respectively. The changes in amounts are the result of normal reserve development inherent in the uncertainty of establishing the liability for unpaid accident and health claims and claim adjustment expenses.

     The Company incurred $5,222 and paid $4,559 of claim adjustment expenses in the current year, of which $1,416 of the paid amount was attributable to insured and covered events of prior years.

(11) BUSINESS COMBINATIONS AND GOODWILL

     Aggregate goodwill related to acquisitions made in prior years was $37,325 and $43,709 as of December 31, 2018 and 2017, respectively, and is included in other invested assets on the statutory statements of assets, liabilities and capital and surplus. Goodwill amortization was $6,384, $6,400 and $6,617 for the year ended December 31, 2018, 2017 and 2016, respectively.

(12) PENSION PLANS AND OTHER RETIREMENT PLANS

     PENSION AND OTHER POSTRETIREMENT PLANS

     The Company has a non-qualified non-contributory defined benefit retirement plan covering certain agents. Benefits are based upon years of participation and the agent's adjusted annual compensation.

     The Company also has a postretirement plan that provides certain health care and life insurance benefits to retired agents. Eligibility is determined by age at retirement and years of service. Health care premiums are shared with retirees, and other cost-sharing features include deductibles and co-payments.

                                                                     (Continued)

                        MINNESOTA LIFE INSURANCE COMPANY

                                 (IN THOUSANDS)

(12) PENSION PLANS AND OTHER RETIREMENT PLANS (CONTINUED)

     PENSION AND OTHER POSTRETIREMENT PLANS (CONTINUED)

     The change in the benefit obligation and plan assets for the Company's plans as of December 31 was calculated as follows:

                                                                  PENSION BENEFITS                     OTHER BENEFITS
                                                        -----------------------------------  ----------------------------------
                                                              2018               2017              2018              2017
                                                        ----------------  -----------------  ----------------  ----------------
         Change in benefit obligation:
         Benefit obligation at beginning of year        $        48,093   $         45,521   $         4,951   $         5,181
         Service cost                                                --                 --               172               193
         Interest cost                                            1,982              1,969               169               195
         Actuarial loss (gain)                                   (4,112)             3,246              (343)             (423)
         Benefits paid                                           (2,275)            (2,643)             (456)             (195)
                                                        ----------------  -----------------  ----------------  ----------------
         Benefit obligation at end of year              $        43,688   $         48,093   $         4,493   $         4,951
                                                        ================  =================  ================  ================

         Change in plan assets:
         Fair value of plan assets at beginning of
           year                                         $        45,519   $         43,949   $            --   $            --
         Actual return on plan assets                             1,608              1,563                --                --
         Employer contribution                                    2,282              2,650               456               195
         Benefits paid                                           (2,275)            (2,643)             (456)             (195)
                                                        ----------------  -----------------  ----------------  ----------------
         Fair value of plan assets at end of year       $        47,134   $         45,519   $            --   $            --
                                                        ================  =================  ================  ================
         Funded status                                  $         3,446   $         (2,574)  $        (4,493)  $        (4,951)

         Assets:
         Prepaid plans assets                           $         9,592   $             --   $            --   $            --
         Overfunded plan assets                                  (6,146)                --                --                --
                                                        ----------------  -----------------  ----------------  ----------------
           Total assets                                           3,446                 --                --                --
         Liabilities recognized:
         Accrued benefit costs                                       --             (8,442)            8,729             9,527
         Liability for benefits                                      --             11,016            (4,236)           (4,576)
                                                        ----------------  -----------------  ----------------  ----------------
           Total liabilities recognized                 $            --   $          2,574   $         4,493   $         4,951
                                                        ================  =================  ================  ================

         Unrecognized liabilities                       $        (3,446)  $         11,016   $        (4,236)  $        (4,576)

         Weighted average assumptions used to
           determine benefit obligations:
         Discount rate                                             4.34%              3.66%             4.34%             3.66%
         Rate of compensation increase                               --                 --                --                --

         Weighted average assumptions used to
           determine net periodic benefit costs:
         Expected long-term return on plan assets                  3.75%              4.00%               --                --
         Discount rate                                             3.66%              3.82%             3.66%             3.82%

                                                                     (Continued)

                        MINNESOTA LIFE INSURANCE COMPANY

                                 (IN THOUSANDS)

(12) PENSION PLANS AND OTHER RETIREMENT PLANS (CONTINUED)

     PENSION AND OTHER POSTRETIREMENT PLANS (CONTINUED)

                                                                         PENSION BENEFITS                 OTHER BENEFITS
                                                                  ------------------------------  ------------------------------
                                                                       2018            2017            2018            2017
                                                                  --------------  --------------  -------------   --------------
         Components of net periodic benefit costs:
         Service cost                                             $          --   $          --   $        172    $         193
         Interest cost                                                    1,982           1,969            169              195
         Expected return on plan assets                                  (1,707)         (1,758)            --               --
         Amount of prior service cost recognized                             --              --           (478)            (151)
         Amount of recognized actuarial loss (gain)                         857             449           (205)            (167)
                                                                  --------------  --------------  -------------   --------------
             Net periodic benefit cost                            $       1,132   $         660   $       (342)   $          70
                                                                  ==============  ==============  =============   ==============

         Amounts in unassigned surplus recognized as components
           of net periodic benefit costs:
         Items not yet recognized as a component of net
           periodic benefit cost - prior year                     $      11,016   $       8,024   $     (4,576)   $      (4,471)
         Net prior service (cost) credit recognized                          --              --            478              151
         Net (gain) loss arising during the period                       (4,013)          3,441           (343)            (423)
         Net gain (loss) recognized                                        (857)           (449)           205              167
                                                                  --------------  --------------  -------------   --------------
           Items not yet recognized as a component of net
             periodic benefit cost - current year                 $       6,146   $      11,016   $     (4,236)   $      (4,576)
                                                                  ==============  ==============  =============   ==============

         Amounts in unassigned surplus expected to be
           recognized in the next fiscal year as components of
           net periodic benefit cost:
         Net prior service cost (credit)                          $          --   $          --   $       (478)   $        (478)
         Net recognized (gains) losses                                      205             887           (202)            (204)

         Amounts in unassigned surplus that have not yet been
           recognized as components of net periodic benefit
           cost:
         Net prior service cost (credit)                          $          --   $          --   $     (1,561)   $      (2,039)
         Net recognized (gains) losses                                    6,146          11,016         (2,675)          (2,537)

         Accumulated benefit obligation                           $      43,688   $      48,093   $      4,493    $       4,951

                                                                     (Continued)

                        MINNESOTA LIFE INSURANCE COMPANY

                                 (IN THOUSANDS)

(12) PENSION PLANS AND OTHER RETIREMENT PLANS (CONTINUED)

     PENSION AND OTHER POSTRETIREMENT PLANS (CONTINUED)

     The Company updated its assumptions as of December 31, 2018 and December 31, 2017 with respect to its pension and postretirement benefit obligations after a review of plan experience. The assumption changes are a component of the net actuarial gain (loss).

     Estimated future benefit payments for pension and other postretirement benefits:

                                                             PENSION            OTHER
                                                            BENEFITS          BENEFITS
                                                        ----------------  ----------------
         2019                                           $         2,600   $           283
         2020                                                     2,562               291
         2021                                                     2,588               298
         2022                                                     2,666               313
         2023                                                     2,812               316
         2024 - 2028                                             14,012             1,517

     For measurement purposes, a 6.90% annual rate of increase in the per capita cost of covered health care benefits was assumed for 2018. The rate was assumed to decrease gradually to 4.40% for 2074 and remain at that level thereafter.

     The assumptions presented herein are based on pertinent information available to management as of December 31, 2018 and 2017. Actual results could differ from those estimates and assumptions. For example, increasing the assumed health care cost trend rates by one percentage point would increase the postretirement benefit obligation as of December 31, 2018 by $28 and the estimated service cost and interest cost components of net periodic benefit costs for 2018 by $2. Decreasing the assumed health care cost trend rates by one percentage point would decrease the postretirement benefit obligation as of December 31, 2018 by $25 and the estimated service cost and interest cost components of net periodic postretirement benefit costs for 2018 by $2.

     Historical rates of return for individual asset classes and future estimated returns are used to develop expected rates of return. These rates of return are applied to the plan's investment policy to determine a range of expected returns. The expected long-term rate of return on plan assets is selected from this range.

     The Company's non-contributory defined benefit plan's assets were allocated 100% to the insurance company general account at both December 31, 2018 and 2017. The insurance company general account represents assets held with the general account of the Company. These assets principally consist of bonds, commercial mortgage loans and common stocks.

     The fair value of the Company's pension and other postretirement plans financial assets and financial liabilities has been determined using available market information as of December 31, 2018 and 2017. Although the Company is not aware of any factors that would significantly affect the fair value of the pension and other postretirement plans financial assets and financial liabilities, such amounts have not been comprehensively revalued since those dates. Therefore, estimates of fair value subsequent to the valuation dates may differ significantly from the amounts presented herein. Considerable judgment is required to interpret market data to develop the estimates of fair value. The use of different market assumptions and/or estimation methodologies may have a material effect on the estimated fair value amounts.

     Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability (exit price) in an orderly transaction between market participants at the measurement date. The Company maximizes the use of observable inputs and minimizes the use of unobservable inputs. Observable inputs reflect the assumptions market participants would use in valuing a financial instrument based on market data obtained from sources independent of the Company. Unobservable inputs reflect the Company's estimates about the assumptions market participants would use in valuing financial assets and financial liabilities based on the best information available in the circumstances.

                                                                     (Continued)

                        MINNESOTA LIFE INSURANCE COMPANY

                                 (IN THOUSANDS)

(12) PENSION PLANS AND OTHER RETIREMENT PLANS (CONTINUED)

     PENSION AND OTHER POSTRETIREMENT PLANS (CONTINUED)

     The Company is required to categorize its financial assets and financial liabilities recorded on the statements of admitted assets, liabilities and capital and surplus according to a three-level hierarchy. A level is assigned to each financial asset and financial liability based on the lowest level input that is significant to the fair value measurement in its entirety. The levels of fair value hierarchy are as follows:

          Level 1 - Fair value is based on unadjusted quoted prices for identical assets or liabilities in an active market.

          Level 2 - Fair value is based on significant inputs, other than quoted prices included in Level 1 that are observable in active markets for identical or similar assets and liabilities.

          Level 3 - Fair value is based on at least one or more significant unobservable inputs. These inputs reflect the Company's assumptions about the inputs market participants would use in pricing the assets or liabilities. The types of assets and liabilities utilizing Level 3 valuations generally include investments in an insurance company general account.

     The Company uses prices and inputs that are current as of the measurement date. In periods of market disruption, the ability to observe prices and inputs may be reduced, which could cause an asset or liability to be reclassified to a lower level.

     The following tables summarize the Company's pension benefit plans' financial assets measured at fair value:

           DECEMBER 31, 2018                                 LEVEL 1           LEVEL 2            LEVEL 3            TOTAL
           -------------------------------------------  ----------------  -----------------  ----------------  ----------------
           Insurance company general account            $            --   $             --   $        47,134   $        47,134

           DECEMBER 31, 2017                                 LEVEL 1           LEVEL 2            LEVEL 3            TOTAL
           -------------------------------------------  ----------------  -----------------  ----------------  ----------------
           Insurance company general account            $            --   $             --   $        45,519   $        45,519

     INSURANCE COMPANY GENERAL ACCOUNT

     Deposits in the insurance company general account are stated at cost plus accrued interest, which represents fair value. These assets principally consist of fixed maturity securities, commercial mortgage loans and equity securities are classified as Level 3.

     PROFIT SHARING PLANS

     The Company also has a profit sharing plan covering substantially all agents. The Company's contribution is made as a certain percentage based on voluntary contribution rate and applied to each eligible agent's annual contribution. The Company recognized contributions to the plan during 2018, 2017 and 2016 of $1,351, $1,426 and $1,493, respectively.

(13) CAPITAL AND SURPLUS AND DIVIDENDS

     During the year ended December 31, 2018, the Company declared and paid dividends to SFG consisting of common stocks in the amount of $9,647. During the year ended December 31, 2017, the Company declared and paid dividends to SFG consisting of cash in the amount of $185,142, and common stocks in the amount of $3,563. The Company declared and paid a dividend to SFG consisting of common stock in the amount of $2,000 during the year ended December 31, 2016.

     Dividend payments by Minnesota Life Insurance Company to its parent cannot exceed the greater of 10% of statutory capital and surplus or the statutory net gain from operations as of the preceding year-end, as well as the timing and amount of dividends paid in the preceding 12 months, without prior approval from the Minnesota Department of Commerce. Based on these limitations and 2018 statutory results, the maximum amount available for the payment of dividends during 2019 by Minnesota Life Insurance Company without prior regulatory approval is $284,897.

                                                                     (Continued)

                        MINNESOTA LIFE INSURANCE COMPANY

                                 (IN THOUSANDS)

(13) CAPITAL AND SURPLUS AND DIVIDENDS (CONTINUED)

     For the year ended December 31, 2018, the Company received capital contributions from SFG consisting of cash in the amount of $11,500 and common stock in the amount of $8,507. During 2017, the Company received a capital contribution consisting of real estate, net of deferred taxes and outstanding debt, in the amount of $17,841 from SFG. For the year ended December 31, 2016, there were no capital contributions from SFG to the Company.

     Other than noted above, there are no restrictions placed on the Company's unassigned surplus, including for whom the surplus is being held.

     The Company is required to meet certain minimum RBC requirements, which are imposed by the respective state of domicile. The formulas within the RBC calculation were developed by the NAIC. The RBC requirements were designed to monitor capital adequacy and to raise the level of protection for policyholders. Companies that have an RBC ratio below certain trigger points are required to take specified corrective action. The Company exceeded the minimum RBC requirements for the years ended December 31, 2018 and 2017.

(14) REINSURANCE

     In the normal course of business, the Company seeks to limit its exposure to loss on any single insured and to recover a portion of benefits paid by ceding reinsurance to other insurance companies. To the extent that a reinsurer is unable to meet its obligations under the reinsurance agreement, the Company remains liable. The Company evaluates the financial condition of its reinsurers and monitors concentrations of credit risk to minimize its exposure to significant losses from reinsurer insolvencies. Allowances are established for amounts deemed uncollectible. At December 31, 2018 and 2017, policy reserves are reflected net of reinsurance ceded of $1,443,151 and $1,401,358, respectively.

     Reinsurance is accounted for over the lives of the underlying reinsured policies using assumptions consistent with those used to account for the underlying policies.

     The effect of reinsurance on premiums and annuity considerations for the years ended December 31 was as follows:

                                                                                 2018              2017              2016
                                                                          -----------------  ----------------  ----------------
           Direct premiums and annuity considerations                     $      7,617,352   $     7,734,636   $     6,498,672
           Reinsurance assumed                                                     662,543           589,467           421,054
           Reinsurance ceded                                                      (733,257)         (737,458)         (680,525)
                                                                          -----------------  ----------------  ----------------
             Total premiums and annuity considerations                    $      7,546,638   $     7,586,645   $     6,239,201
                                                                          =================  ================  ================

     The Company has a reinsurance agreement with Securian Life as discussed in detail in note 9 which is included in the reinsurance assumed information above.

     Reinsurance recoveries on ceded reinsurance contracts were $569,139, $529,556 and $587,481 during 2018, 2017 and 2016, respectively.

     For the years ended December 31, 2018, 2017 and 2016, net goodwill amortization on reinsurance transactions was $0.

     As of December 31, 2018, the Company owned in excess of 10% or controlled either directly or indirectly the following reinsurers:

         COMPANY REPRESENTATIVE                                                                REINSURER
         ----------------------------------------------------------  ------------------------------------------------------------
         Agent of the Company                                        Argent Reinsurance, LTD
         Agent of the Company                                        Futural Life Insurance Company
         Agent of the Company                                        WFI Reinsurance, LTD
         Agent of the Company                                        Atlantic Security Life Insurance Company, LTD
         Administrative representative of the Company                Southwest Business Corporation

                                                                     (Continued)

                        MINNESOTA LIFE INSURANCE COMPANY

                                 (IN THOUSANDS)

(15) COMMITMENTS AND CONTINGENCIES

     The Company is involved in various pending or threatened legal proceedings arising out of the normal course of business. In the opinion of management, the ultimate resolution of such litigation will likely not have a material adverse effect on operations or the financial position of the Company.

     In the normal course of business, the Company seeks to limit its exposure to loss on any single insured and to recover a portion of benefits paid by ceding reinsurance to other insurance companies (reinsurers). To the extent that a reinsurer is unable to meet its obligations under the reinsurance agreement, the Company remains liable. The Company evaluates the financial condition of its reinsurers and monitors concentrations of credit risk to minimize its exposure to significant losses from reinsurer insolvencies. Allowances are established for amounts deemed uncollectible.

     The Company holds TBA securities with extended forward contract dates which represent a future commitment. As of December 31, 2018 and 2017, these securities were reported at $36,901 and $31,714, respectively.

     The Company has long-term commitments to fund alternative investments and real estate investments totaling $432,373 as of December 31, 2018. The Company estimates that $173,000 of these commitments will be invested in 2019, with the remaining $259,373 invested over the next four years.

     As of December 31, 2018, the Company had committed to originate mortgage loans totaling $250,875 but had not completed the originations.

     As of December 31, 2018, the Company had committed to purchase bonds totaling $76,640 but had not completed the purchase transactions.

     The Company has a 100% coinsurance agreement for its individual disability line. Under the terms of this agreement, assets supporting the reserves transferred to the reinsurer are held under a trust agreement for the benefit of the Company in the event that the reinsurer is unable to perform its obligations. At December 31, 2018 and 2017, the assets held in trust were $567,327 and $559,417, respectively. These assets are not reflected in the accompanying statements of admitted assets, liabilities and capital and surplus.

     In connection with the dissolution of MIMLIC Life Insurance Company, the Company has agreed to guarantee all obligations and liabilities of MIMLIC Life Insurance Company that arise in the normal course of business. Management does not consider an accrual necessary relating to this guarantee.

     The Company is contingently liable under state regulatory requirements for possible assessments pertaining to future insolvencies and impairments of unaffiliated insurance companies. The Company records a liability for future guaranty fund assessments based upon known insolvencies, according to data received from the National Organization of Life and Health Insurance Guaranty Association. At December 31, 2018 and 2017, this liability was $996 and $941, respectively. An asset is recorded for the amount of guaranty fund assessments paid, which can be recovered through future premium tax credits. This asset was $3,847 and $3,897 as of December 31, 2018 and 2017, respectively. These assets are being amortized over a five-year period.

(16) LEASES

     Prior to November 29, 2017, the Company had a long-term lease agreement with an affiliated company, Capitol City Property Management, Inc, for building space in downtown St. Paul. Lease expense, net of sub-lease income, for the year ended December 31, 2017 and 2016 was $7,499 and $8,416, respectively. The Company leases space in downtown St. Paul to unaffiliated companies. Commitments to the Company from these agreements are as follows: 2019, $1,444; 2020, $1,248; 2021, $900; 2022, $687; 2023,
     $523. Income from these leases was $3,754, $2,189 and $1,912 for the years ended December 31, 2018, 2017 and 2016, respectively and is reported in net investment income on the statutory statements of operations.

                                                                     (Continued)

                        MINNESOTA LIFE INSURANCE COMPANY

                                 (IN THOUSANDS)

(17) BORROWED MONEY

     Periodically, the Company may enter into short-term reverse repurchase agreements in order to borrow funds for short-term operating needs or facilitate trading activity. In a reverse repurchase agreement, the Company transfers specified securities to a counterparty in exchange for cash and simultaneously agrees to reacquire the same, or substantially the same, securities at a future date for an amount equal to the cash exchanged plus an interest factor. The contractual maturity of any reverse repurchase agreement does not exceed three months. The Company maintains effective control over the securities and accounts for these agreements as collateralized borrowings. The short-term debt is collateralized by RMBS bonds which are included in bonds on the statutory statements of admitted assets, liabilities and capital and surplus. The difference between the proceeds and the amount at which the securities will be subsequently reacquired is recorded in net investment income on the statutory statements of operations.

     As of December 31, 2018 and 2017, the balance of the reverse repurchase agreements was $0 and $20,000, respectively. The Company pledged $0 and $19,987 of bonds as collateral as of December 31, 2018 and 2017, respectively. The accrued interest was $0 and $54, respectively, as of December 31, 2018 and 2017. The reverse repurchase agreements and accrued interest are recorded in other liabilities on the statutory statements of admitted assets, liabilities and capital and surplus.

     The Company has entered into a membership agreement with the Federal Home Loan Bank of Des Moines (FHLB), providing an efficient way to set up a borrowing facility with access to low cost funding. The total borrowing capacity is dependent on the amount and type of Company assets. As of December 31, 2018, the Company had entered into agreements with face amount and carrying value totaling $145,000, which are recorded in other liabilities on the statutory statements of admitted assets, liabilities and capital and surplus and are not subject to prepayment penalties. The outstanding borrowings at December 31, 2018 have a maturity of one and seven years with principal due at those times. Interest rates are determined at the reset date and ranged from 1.51% to 2.67% during 2018. The Company paid $5,364, $4,110 and $1,896 in interest in 2018, 2017 and 2016, respectively, and accrued interest of $781 and $360 at December 31, 2018 and 2017, respectively, which are recorded in other liabilities and accrued commissions and expenses, respectively on the statutory statements of admitted assets, liabilities and capital and surplus. During 2018 and 2017, the maximum amount borrowed from the FHLB was $350,000 and $495,000, respectively.

     The Company pledged $919,901 of bonds as collateral for FHLB borrowings as of December 31, 2018. At that time, the Company had the capacity for either long-term or short-term borrowings of approximately $642,125 without pledging additional collateral. If the fair value of the pledged collateral falls below the required collateral for the outstanding borrowed amount, the Company is required to pledge additional collateral. The maximum amount of collateral pledged to the FHLB during 2018 and 2017 was $925,924 and $875,742, respectively.

     As of December 31, 2018 and 2017, the Company held FHLB Class A membership stock of $10,000 and the FHLB activity stock of $5,800. The FHLB stock is carried at cost and is recorded in common stocks on the statutory statements of admitted assets, liabilities and capital and surplus.

(18) SURPLUS NOTES

     In September 1995, the Company issued surplus notes with a face value of $125,000, at 8.25%, due in September 2025. The surplus notes were issued pursuant to Rule 144A under the Securities Act of 1993, underwritten by Goldman, Sachs & Co. and CS First Boston, and are administered by the Company as registrar/paying agent. At December 31, 2018 and 2017, the balance of the surplus notes was $118,000.

     The surplus notes are subordinate to all current and future policyholders interests, including claims, and indebtedness of the Company. All payments of interest and principal on the notes are subject to the approval of the Minnesota Department of Commerce. The accrued interest was $2,832 as of December 31, 2018 and 2017. The interest paid in 2018, 2017 and 2016 was $9,735. The total accumulated interest paid over the life of the note as of December 31, 2018 was $238,134. Interest is included in net investment income in the statutory statements of operations.

(19) RETROSPECTIVELY RATED CONTRACTS

     The Company estimates accrued retrospective premium adjustments for its group life and accident and health insurance business through a mathematical approach using an algorithm of the financial agreements in place with clients.

     The amount of net premiums written by the Company at December 31, 2018 that are subject to retrospective rating features was $523,401 which represented 27.2% of the total net premiums written for group life and accident and health. No other net premiums written by the Company are subject to retrospective rating features.

                                                                     (Continued)

                        MINNESOTA LIFE INSURANCE COMPANY

                                 (IN THOUSANDS)

(20) ANNUITY ACTUARIAL RESERVES AND DEPOSIT LIABILITIES BY WITHDRAWAL CHARACTERISTICS

     As of December 31, 2018:

                                                                                                   AMOUNT          % OF TOTAL
                                                                                             ----------------  ----------------
           Subject to discretionary withdrawal:
             With fair value adjustment                                                      $     2,943,629               9.9%
             At book value less surrender charge                                                     341,009               1.2%
             At fair value                                                                        20,468,328              69.0%
                                                                                             ----------------  ----------------
               Total with adjustment or at fair value                                             23,752,966              80.1%
             At book value without adjustment                                                      2,035,194               6.9%
           Not subject to discretionary withdrawal                                                 3,855,025              13.0%
                                                                                             ----------------  ----------------
             Total net annuity actuarial reserves and deposit fund liabilities               $    29,643,185             100.0%
                                                                                             ================  ================

     As of December 31, 2018:

                                                                                                                    AMOUNT
                                                                                                               ----------------
         Life and Accident and Health Annual Statement:
           Annuities                                                                                           $     6,866,381
           Supplementary contracts with life contingencies                                                               7,975
           Asset liability matching reserves                                                                           194,262
           Deposit-type contracts                                                                                    1,524,660
                                                                                                               ----------------
             Total reported on Life and Accident and Health Annual Statement                                         8,593,278
                                                                                                               ----------------
         Annual Statement of the Separate Accounts:
           Exhibit 3 line 0299999, column 2                                                                         21,049,907
                                                                                                               ----------------
             Total reported on the Annual Statement of the Separate Accounts                                        21,049,907
                                                                                                               ----------------
               Combined total                                                                                  $    29,643,185
                                                                                                               ================

(21) PREMIUM AND ANNUITY CONSIDERATIONS DEFERRED AND UNCOLLECTED

     Deferred and uncollected life insurance premiums and annuity considerations at December 31, 2018 were as follows:

                                                                                                                    NET OF
                                                                                                   GROSS            LOADING
                                                                                             ----------------  ----------------
           Ordinary new business                                                             $        10,044   $         4,532
           Ordinary renewal business                                                                  59,993           108,928
           Credit life                                                                                   105               105
           Group life                                                                                  1,534             1,434
                                                                                             ----------------  ----------------
             Subtotal                                                                                 71,676           114,999
               Portion of due and unpaid over 90 days                                                   (703)             (703)
               Premiums due and unpaid                                                               227,015           227,015
                                                                                             ----------------  ----------------
             Net admitted asset                                                              $       297,988   $       341,311
                                                                                             ================  ================

(22) SUBSEQUENT EVENTS

     Through April 2, 2019, the date these financial statements were issued, there were no material subsequent events that required recognition or additional disclosure in the Company's financial statements.

                        MINNESOTA LIFE INSURANCE COMPANY
                      SCHEDULE OF SELECTED FINANCIAL DATA
                               DECEMBER 31, 2018
                                 (IN THOUSANDS)

Investment Income Earned:
  U.S. Government bonds                                                                       $        14,984
  Other bonds (unaffiliated)                                                                          602,628
  Bonds of affiliates                                                                                      --
  Preferred stocks (unaffiliated)                                                                       5,010
  Preferred stocks of affiliates                                                                           --
  Common stocks (unaffiliated)                                                                         13,537
  Common stocks of affiliates                                                                              --
  Mortgage loans                                                                                      142,129
  Real estate                                                                                          23,993
  Premium notes, policy loans and liens                                                                28,151
  Cash on hand and on deposit                                                                              --
  Short-term investments                                                                                3,858
  Other invested assets                                                                                 2,426
  Derivative instruments                                                                               30,513
  Aggregate write-ins for investment income                                                             3,428
                                                                                              ----------------
    Gross investment income                                                                   $       870,657
                                                                                              ================

Real Estate Owned - Book Value less Encumbrances                                              $        62,702

Mortgage Loans - Book Value:
  Farm mortgages                                                                              $            --
  Residential mortgages                                                                                    --
  Commercial mortgages                                                                              3,614,864
                                                                                              ----------------
    Total mortgage loans                                                                      $     3,614,864
                                                                                              ================

Mortgage Loans By Standing - Book Value:
  Good standing                                                                               $     3,613,473
  Good standing with restructured terms                                                       $         1,391
  Interest overdue more than 90 days, not in foreclosure                                      $            --
  Foreclosure in process                                                                      $            --

Other Long Term Assets - Statement Value                                                      $       765,922

Collateral Loans                                                                              $            --

Bonds and Stocks of Parents, Subsidiaries and Affiliates - Book Value:

  Bonds                                                                                       $            --
  Preferred stocks                                                                            $            --
  Common stocks                                                                               $       360,809

                                                                     (Continued)

                        MINNESOTA LIFE INSURANCE COMPANY
                SCHEDULE OF SELECTED FINANCIAL DATA (CONTINUED)
                               DECEMBER 31, 2018
                                 (IN THOUSANDS)

Bonds,  Short-Term  Investments  and  Certain  Cash  Equivalents  by  Class  and
  Maturity:
  Bonds,  Short-Term  Investments  and  Certain  Cash  Equivalents by
    Maturity - Statement Value:
    Due within one year or less                                                               $       538,350
    Over 1 year through 5 years                                                                     3,851,459
    Over 5 years through 10 years                                                                   5,659,104
    Over 10 years through 20 years                                                                  2,091,553
    Over 20 years                                                                                   3,384,287
    No maturity date                                                                                    4,438
                                                                                              ----------------
      Total by maturity                                                                       $    15,529,191
                                                                                              ================

  Bonds, Short-Term Investments and Certain Cash Equivalents by NAIC designation - Statement
    Value:

    NAIC 1                                                                                    $     9,138,992
    NAIC 2                                                                                          5,799,731
    NAIC 3                                                                                            526,502
    NAIC 4                                                                                             60,493
    NAIC 5                                                                                              3,469
    NAIC 6                                                                                                  4
                                                                                              ----------------
        Total by NAIC designation                                                             $    15,529,191
                                                                                              ================

Total Bonds, Short-Term Investments and Certain Cash Equivalents Publicly Traded              $    11,942,022
Total Bonds, Short-Term Investments and Certain Cash Equivalents Privately Placed             $     3,587,169

Preferred Stocks - Statement Value                                                            $        49,406
Common Stocks - Market Value                                                                  $       755,930
Short-Term Investments and Cash Equivalents - Book Value                                      $       142,881
Options, Caps & Floors Owned - Statement Value                                                $       100,048
Options, Caps & Floors Written and In Force - Statement Value                                 $       (25,242)
Collar, Swap & Forward Agreements Open - Statement Value                                      $        47,185
Futures Contracts Open - Current Value                                                        $            --
Cash on Deposit                                                                               $       (81,363)

Life Insurance In Force:
  Industrial                                                                                  $            --
  Ordinary                                                                                    $    78,607,436
  Credit Life                                                                                 $     6,371,246
  Group Life                                                                                  $   492,608,673

Amount of Accidental Death Insurance In Force Under Ordinary Policies                         $        36,564

Life Insurance Policies with Disability Provisions in Force:
  Industrial                                                                                  $            --
  Ordinary                                                                                    $       206,658
  Credit Life                                                                                 $        59,801
  Group Life                                                                                  $   280,727,776

                                                                     (Continued)

                        MINNESOTA LIFE INSURANCE COMPANY
                SCHEDULE OF SELECTED FINANCIAL DATA (CONTINUED)
                               DECEMBER 31, 2018
                                 (IN THOUSANDS)

Supplementary Contracts in Force:
  Ordinary - Not Involving Life Contingencies:
    Amount on Deposit                                                                         $       116,923
    Income Payable                                                                            $         6,601
  Ordinary - Involving Life Contingencies:
    Income Payable                                                                            $           340
  Group - Not Involving Life Contingencies:
    Amount on Deposit                                                                         $         3,118
    Income Payable                                                                            $            --
  Group - Involving Life Contingencies:
    Income Payable                                                                            $            --

Annuities:
  Ordinary:
    Immediate - Amount of Income Payable                                                      $       105,360
    Deferred - Fully Paid - Account Balance                                                   $     1,464,754
    Deferred - Not Fully Paid - Account Balance                                               $     5,937,364
  Group:
    Immediate - Amount of Income Payable                                                      $       177,370
    Deferred - Fully Paid - Account Balance                                                   $            --
    Deferred - Not Fully Paid - Account Balance                                               $        12,695

Accident and Health Insurance - Premiums In Force:
  Ordinary                                                                                    $            --
  Group                                                                                       $       457,778
  Credit                                                                                      $        51,697

Deposit Funds and Dividend Accumulations:
  Deposit Funds - Account Balance                                                             $     1,338,369
  Dividend Accumulations - Account Balance                                                    $        66,161

Claim Payments:
  Group Accident and Health:
    2018                                                                                      $        38,400
    2017                                                                                      $        36,663
    2016                                                                                      $         3,714
    2015                                                                                      $         1,922
    2014                                                                                      $           112
    Prior                                                                                     $         1,229
  Other Accident and Health:
    2018                                                                                      $           170
    2017                                                                                      $             6
    2016                                                                                      $            --
    2015                                                                                      $            --
    2014                                                                                      $            --
    Prior                                                                                     $           477
  Other Coverages that use Developmental Methods to Calculate Claims Reserves:
    2018                                                                                      $         4,670
    2017                                                                                      $         6,034
    2016                                                                                      $         2,951
    2015                                                                                      $         1,679
    2014                                                                                      $           879
    Prior                                                                                     $           329

See accompanying independent auditors' report.

                        MINNESOTA LIFE INSURANCE COMPANY
           SCHEDULE OF SUPPLEMENTAL INVESTMENT RISKS INTERROGATORIES
                               DECEMBER 31, 2018
                                 (IN THOUSANDS)

1.) Total admitted assets (excluding separate accounts):                                    $    22,347,163

2.) 10 Largest exposures to a single issuer/borrower/investment:

    ISSUER                                                                                       AMOUNT         PERCENTAGE
    --------------------------------------------------------------------------------------  ----------------  ---------------
    FNMA - Loan Backed Securities                                                           $       848,036              3.8%
    FHLMC - Loan Backed Securities                                                          $       723,410              3.2%
    Securian Life Insurance Co                                                              $       360,809              1.6%
    Wells Fargo                                                                             $       244,340              1.1%
    Goldman Sachs                                                                           $       189,970              0.9%
    Morgan Stanley                                                                          $       138,465              0.6%
    JP Morgan                                                                               $       134,405              0.6%
    Morgan Stanley Bank of America Merrill Lynch Trust                                      $       128,833              0.6%
    Berkshire Hathaway                                                                      $       112,011              0.5%
    UBS Commercial Mortgage Trust                                                           $       111,915              0.5%

3.) Total admitted assets held in bonds and preferred stocks by NAIC rating:

    BONDS                                       AMOUNT        PERCENTAGE        STOCKS           AMOUNT         PERCENTAGE
    ---------------------------------------  --------------  --------------  -------------  ----------------  ---------------
    NAIC-1                                   $   9,138,992            40.9%  P/RP-1         $            --              0.0%
    NAIC-2                                   $   5,799,731            26.0%  P/RP-2         $        33,754              0.2%
    NAIC-3                                   $     526,502             2.4%  P/RP-3         $        13,256              0.1%
    NAIC-4                                   $      60,493             0.3%  P/RP-4         $         2,396              0.0%
    NAIC-5                                   $       3,469             0.0%  P/RP-5         $            --              0.0%
    NAIC-6                                   $           4             0.0%  P/RP-6         $            --              0.0%

4.) Assets held in foreign investments:

                                                                                                 AMOUNT         PERCENTAGE
                                                                                            ----------------  ---------------
    Total admitted assets held in foreign investments:                                      $     1,221,666              5.5%
    Foreign-currency denominated investments of:                                            $            --              0.0%
    Insurance liabilities denominated in that same foreign currency:                        $            --              0.0%

5.) Aggregate foreign investment exposure categorized by NAIC sovereign rating:

                                                                                                 AMOUNT         PERCENTAGE
                                                                                            ----------------  ---------------
    Countries rated by NAIC-1                                                               $     1,189,753              5.3%
    Countries rated by NAIC-2                                                               $        15,521              0.1%
    Countries rated by NAIC-3 or below                                                      $        16,392              0.1%

                                                                     (Continued)

                        MINNESOTA LIFE INSURANCE COMPANY
     SCHEDULE OF SUPPLEMENTAL INVESTMENT RISKS INTERROGATORIES (CONTINUED)
                               DECEMBER 31, 2018
                                 (IN THOUSANDS)

6.) Two largest foreign investment exposures to a single country, categorized by the country's NAIC sovereign rating:

                                                                                                 AMOUNT         PERCENTAGE
                                                                                            ----------------  ---------------
    Countries rated by NAIC-1
         Country:        Australia                                                          $       301,341              1.3%
         Country:        United Kingdom                                                     $       255,401              1.1%
    Countries rated by NAIC-2
         Country:        Panama                                                             $         9,993              0.0%
         Country:        Mauritius                                                          $         4,156              0.0%
    Countries rated by NAIC-3 or below
         Country:        Barbados                                                           $         8,241              0.0%
         Country:        Guernsey                                                           $         8,151              0.0%

                                                                                                 AMOUNT         PERCENTAGE
                                                                                            ----------------  ---------------
7.) Aggregate unhedged foreign currency exposure:                                           $        64,989              0.3%

8.) Aggregate unhedged foreign currency exposure categorized by NAIC sovereign rating:

                                                                                                 AMOUNT         PERCENTAGE
                                                                                            ----------------  ---------------
     Countries rated by NAIC-1                                                              $        64,042              0.3%
     Countries rated by NAIC-2                                                              $           947              0.0%
     Countries rated by NAIC-3 or below                                                     $            --              0.0%

9.) Two largest unhedged foreign currency exposures to a single country, categorized by the country's NAIC sovereign rating:

                                                                                                 AMOUNT         PERCENTAGE
                                                                                            ----------------  ---------------
    Countries rated by NAIC-1
         Country:        United Kingdom                                                     $        20,271              0.1%
         Country:        Sweden                                                             $         8,632              0.0%
    Countries rated by NAIC-2
         Country:        Italy                                                              $           947              0.0%
         Country:        None                                                               $            --              0.0%
    Countries rated by NAIC-3 or below
         Country:        None                                                               $            --              0.0%
         Country:        None                                                               $            --              0.0%

10.) 10 Largest non-sovereign foreign issues:

     ISSUER                                                                 NAIC RATING          AMOUNT         PERCENTAGE
     -------------------------------------------------------------------  ----------------  ----------------  ---------------
     Electricite de France                                                       1          $        55,059              0.2%
     Vodafone Group                                                              2          $        41,465              0.2%
     Takeda Pharmaceutical Co                                                    2          $        40,829              0.2%
     Daimler Finance                                                             1          $        39,973              0.2%
     TransGrid                                                                   2          $        35,000              0.2%
     Ausgrid                                                                     2          $        35,000              0.2%
     Nestle Holdings                                                             1          $        33,272              0.1%
     CSL Limited                                                                 1          $        30,000              0.1%
     Port of Melbourne                                                           2          $        30,000              0.1%
     SAP SE                                                                      1          $        27,500              0.1%

                                                                     (Continued)

                        MINNESOTA LIFE INSURANCE COMPANY
     SCHEDULE OF SUPPLEMENTAL INVESTMENT RISKS INTERROGATORIES (CONTINUED)
                               DECEMBER 31, 2018
                                 (IN THOUSANDS)

11.) There were no admitted assets held in Canadian investments and unhedged
      Canadian currency exposures that exceeded 2.5% of the Company's total admitted assets.

12.) There were no admitted assets held in investments with contractual sales restrictions exposures that exceeded 2.5% of the Company's total admitted assets.

13.) Admitted assets held in the largest 10 equity interests:

     ISSUER                                                                                      AMOUNT         PERCENTAGE
     -------------------------------------------------------------------------------------  ----------------  ---------------
     Securian Life Insurance Co                                                             $       360,809              1.6%
     Securian Asset Management Mutual Funds                                                 $        60,433              0.3%
     iShares Mutual Funds                                                                   $        59,415              0.3%
     Charles River Funds                                                                    $        26,813              0.1%
     Varde Funds                                                                            $        25,823              0.1%
     AEA Funds                                                                              $        25,362              0.1%
     Draper Fisher Jurvetson Funds                                                          $        23,139              0.1%
     Revolution Funds                                                                       $        18,248              0.1%
     Greyrock Capital Group Funds                                                           $        16,598              0.1%
     Falcon Funds                                                                           $        16,456              0.1%

14.) There were no admitted assets held in nonaffiliated, privately placed equities that exceeded 2.5% of the Company's total admitted assets

15.) There were no admitted assets held in general partnership interests that exceeded 2.5% of the Company's total admitted assets.

                                                                     (Continued)
                                       59

                        MINNESOTA LIFE INSURANCE COMPANY
     SCHEDULE OF SUPPLEMENTAL INVESTMENT RISKS INTERROGATORIES (CONTINUED)
                               DECEMBER 31, 2018
                                 (IN THOUSANDS)

16.) Admitted assets held in mortgage loans:

     10 Largest Annual Statement Schedule B aggregate mortgage interests:

     ISSUER                                                               TYPE                    AMOUNT        PERCENTAGE
     ---------------------------------------------------------  --------------------------  ----------------  ---------------
     Massry Portfolio                                           Commercial                  $        62,270              0.3%
     Meritex-Atlanta                                            Commercial                  $        43,250              0.2%
     Wilshire Union Shopping Center                             Commercial                  $        41,000              0.2%
     Towers Of Colonie Apartments                               Commercial                  $        39,328              0.2%
     Marshalls Plaza                                            Commercial                  $        32,000              0.1%
     Hubb Nyc Portfolio                                         Commercial                  $        27,500              0.1%
     Concord Ave Medical                                        Commercial                  $        23,800              0.1%
     West Market Plaza, West Market Plaza Land                  Commercial                  $        23,707              0.1%
     Kelsey II, Kelsey 1A1B, Aon 31st                           Commercial                  $        22,782              0.1%
     Wedge Hotel Portfolio                                      Commercial                  $        22,628              0.1%

     Admitted assets held in the following categories of mortgage loans:

     CATEGORY                                                                                   AMOUNT          PERCENTAGE
     -------------------------------------------------------------------------------------  ----------------  ---------------
     Construction loans                                                                     $            --              0.0%
     Mortgage loans over 90 days past due                                                   $            --              0.0%
     Mortgage loans in the process of foreclosure                                           $            --              0.0%
     Mortgage loans foreclosed                                                              $            --              0.0%
     Restructured mortgage loans                                                            $         1,391              0.0%

17.) Aggregate mortgage loans having the following loan-to-value ratios as determined from the most current appraisal as of the annual statement date:

     LOAN-TO-VALUE               RESIDENTIAL                        COMMERCIAL                        AGRICULTURAL
     ---------------  ---------------------------------  ---------------------------------  ---------------------------------
     Above 95%        $            --              0.0%  $            --              0.0%  $            --              0.0%
     91% to 95%       $            --              0.0%  $            --              0.0%  $            --              0.0%
     81% to 90%       $            --              0.0%  $            --              0.0%  $            --              0.0%
     71% to 80%       $            --              0.0%  $        47,017              0.2%  $            --              0.0%
     below 70%        $            --              0.0%  $     3,567,847             16.0%  $            --              0.0%

18.) There were no assets that exceeded 2.5% of the Company's total admitted assets held in each of the five largest investments in one parcel or group of contiguous parcels of real estate reported in the Annual Statement Schedule A.

                                                                     (Continued)

                        MINNESOTA LIFE INSURANCE COMPANY
     SCHEDULE OF SUPPLEMENTAL INVESTMENT RISKS INTERROGATORIES (CONTINUED)
                               DECEMBER 31, 2018
                                 (IN THOUSANDS)

19.) There were no admitted assets held in investments held in mezzanine real estate loans that exceeded 2.5% of the Company's total admitted assets.

20.) Total admitted assets subject to the following types of agreements:

                                                                                         AT END OF EACH QUARTER
                                                                               ---------------------------------------------
     AGREEMENT TYPE                                     AT YEAR END               1ST QTR         2ND QTR        3RD QTR
     -----------------------------------------  -----------------------------  --------------  --------------  -------------
     Securities lending                         $         --             0.0%  $          --   $          --   $         --
     Repurchase                                 $         --             0.0%  $          --   $          --   $         --
     Reverse repurchase                         $         --             0.0%  $          --   $          --   $         --
     Dollar repurchase                          $         --             0.0%  $          --   $          --   $         --
     Dollar reverse repurchase                  $         --             0.0%  $          --   $          --   $         --

21.) Warrants not attached to other financial instruments, options, caps, and floors:

                                                            OWNED                         WRITTEN
                                                -----------------------------  ------------------------------
     Hedging                                    $          --            0.0%  $          --             0.0%
     Income generation                          $          --            0.0%  $          --             0.0%
     Other                                      $          --            0.0%  $          --             0.0%

22.) Potential exposure for collars, swaps and forwards:

                                                                                             AT END OF EACH QUARTER
                                                                               ---------------------------------------------
                                                        AT YEAR END               1ST QTR         2ND QTR        3RD QTR
                                                -----------------------------  --------------  --------------  -------------
     Hedging                                    $      5,983             0.0%  $       5,801   $       5,556   $      7,057
     Income generation                          $         --             0.0%  $          --   $          --   $         --
     Replications                               $         --             0.0%  $          --   $          --   $         --
     Other                                      $         59             0.0%  $          43   $          56   $         51

23.) Potential exposure for future contracts:

                                                                                          AT END OF EACH QUARTER
                                                                               ---------------------------------------------
                                                        AT YEAR END               1ST QTR        2ND QTR         3RD QTR
                                                -----------------------------  --------------  -------------  --------------
     Hedging                                    $      26,170            0.1%  $      26,579   $     31,177   $      27,793
     Income generation                          $          --            0.0%  $          --   $         --   $          --
     Replications                               $          --            0.0%  $          --   $         --   $          --
     Other                                      $          --            0.0%  $          --   $         --   $          --

See accompanying independent auditors' report.

                        MINNESOTA LIFE INSURANCE COMPANY
                          SUMMARY INVESTMENT SCHEDULE
                               DECEMBER 31, 2018
                                 (IN THOUSANDS)

INVESTMENT CATEGORIES                                                GROSS INVESTMENT HOLDINGS           ADMITTED ASSETS
-----------------------------------------------------------------  -----------------------------  -----------------------------
Bonds
  US treasury securities                                           $       469,314         2.17%  $       469,314         2.18%
  US government agency obligations
    Issued by US government agencies                               $           679         0.00%  $           679         0.00%
    Issued by US government sponsored agencies                     $        12,266         0.06%  $        12,266         0.06%
  Foreign government                                               $        43,444         0.20%  $        43,444         0.20%
  Securities issued by states, territories and possessions and political subdivisions in the US State, territories and
    possessions general obligations                                $         3,018         0.01%  $         3,018         0.01%
    Political subdivisions of states, territories and
      possessions and political subdivisions general obligations   $        71,204         0.33%  $        71,204         0.33%
    Revenue and assessment obligations                             $       730,848         3.38%  $       730,848         3.39%
    Industrial development and similar obligations                 $            --         0.00%  $            --         0.00%
  Mortgage backed securities
    Pass-through securities
      Issued or guaranteed by GNMA                                 $        42,875         0.20%  $        42,875         0.20%
      Issued or guaranteed by FNMA and FHLMC                       $     1,092,128         5.05%  $     1,092,128         5.07%
      All other                                                    $            --         0.00%  $            --         0.00%
    CMOs and REMICs
      Issued or guaranteed by GNMA, FNMA, FHLMC or VA              $       530,702         2.45%  $       530,702         2.47%
      Issued by non-US Government issuers and collateralized by
        MBS issued or guaranteed by GNMA, FNMA, FHLMC or VA        $            --         0.00%  $            --         0.00%
      All other                                                    $     1,553,534         7.18%  $     1,553,534         7.22%

Other debt and other fixed income securities
  Unaffiliated domestic securities                                 $     9,549,306        44.11%  $     9,549,306        44.35%
  Unaffiliated foreign securities                                  $     1,420,763         6.56%  $     1,420,763         6.60%
  Affiliated securities                                            $            --         0.00%  $            --         0.00%

Equity interests
  Investments in mutual funds                                      $       125,704         0.58%  $       125,704         0.58%
  Preferred stocks
    Affiliated                                                     $            --         0.00%  $            --         0.00%
    Unaffiliated                                                   $        49,406         0.23%  $        49,406         0.23%
  Publicly traded equity securities
    Affiliated                                                     $            --         0.00%  $            --         0.00%
    Unaffiliated                                                   $       253,617         1.17%  $       253,617         1.18%

                                                                     (Continued)

                        MINNESOTA LIFE INSURANCE COMPANY
                    SUMMARY INVESTMENT SCHEDULE (CONTINUED)
                               DECEMBER 31, 2018
                                 (IN THOUSANDS)

INVESTMENT CATEGORIES                                                GROSS INVESTMENT HOLDINGS           ADMITTED ASSETS
-----------------------------------------------------------------  -----------------------------  -----------------------------
Equity interests (continued)
  Other equity securities
      Affiliated                                                   $       360,819         1.67%  $       360,809         1.68%
      Unaffiliated                                                 $        15,800         0.07%  $        15,800         0.07%
  Other equity interests including tangible personal property under lease
      Affiliated                                                   $            --         0.00%  $            --         0.00%
      Unaffiliated                                                 $            --         0.00%  $            --         0.00%

Mortgage loans
  Construction and land development                                $            --         0.00%  $            --         0.00%
  Agricultural                                                     $            --         0.00%  $            --         0.00%
  Single family residential properties                             $            --         0.00%  $            --         0.00%
  Multifamily residential properties                               $            --         0.00%  $            --         0.00%
  Commercial loans                                                 $     3,614,864        16.70%  $     3,614,864        16.79%
  Mezzanine real estate loans                                      $            --         0.00%  $            --         0.00%

Real estate investments
  Property occupied by the company                                 $        62,702         0.29%  $        62,702         0.29%
  Property held for production of income                           $            --         0.00%  $            --         0.00%
  Property held for sale                                           $            --         0.00%  $            --         0.00%

Policy loans                                                       $       522,925         2.42%  $       519,511         2.41%

Derivatives                                                        $       149,598         0.69%  $       149,598         0.70%

Receivable for securities                                          $        32,719         0.15%  $        32,619         0.15%

Securities lending collateral                                      $            --         0.00%  $            --         0.00%

Cash, cash equivalents and short-term investments                  $        61,518         0.28%  $        61,518         0.29%

Other invested assets                                              $       877,244         4.05%  $       765,922         3.55%
                                                                   ----------------  -----------  ----------------  -----------

Total invested assets                                              $    21,646,997       100.00%  $    21,532,151       100.00%
                                                                   ================  ===========  ================  ===========

See accompanying independent auditors' report.

                                    PART C

                               OTHER INFORMATION

                           VARIABLE ANNUITY ACCOUNT

                  CROSS REFERENCE SHEET TO OTHER INFORMATION

FORM N-4

Item Number  Caption in Other Information

    24.      Financial Statements and Exhibits

    25.      Directors and Officers of the Depositor

    26. Persons Controlled by or Under Common Control with the Depositor or Registrant

    27.      Number of Contract Owners

    28.      Indemnification

    29.      Principal Underwriters

    30.      Location of Accounts and Records

    31.      Management Services

    32.      Undertakings

ITEM 24. FINANCIAL STATEMENTS AND EXHIBITS

(a) Audited Financial Statements of Variable Annuity Account for the year ended December 31, 2018, are included in Part B of this filing and consist of the following:

     1.  Report of Independent Registered Public Accounting Firm.

     2.  Statements of Assets and Liabilities, as of December 31, 2018.

     3.  Statements of Operations, year or period ended December 31, 2018.

     4. Statements of Changes in Net Assets, years or periods ended December 31, 2018 and 2017.

     5.  Notes to Financial Statements.

     Audited Financial Statements and Supplementary Schedules of the Depositor, Minnesota Life Insurance Company are included in Part B of this filing and consist of the following:

     1.  Independent Auditor's Report - Minnesota Life Insurance Company.

     2. Statutory Statements of Admitted Assets, Liabilities and Capital and Surplus - Minnesota Life Insurance Company as of December 31, 2018 and 2017.

     3. Statutory Statements of Operations and Capital and Surplus - Minnesota Life Insurance Company for the years ended December 31, 2018, 2017 and 2016.

     4. Statutory Statements of Cash Flows - Minnesota Life Insurance Company for the years ended December 31, 2018, 2017 and 2016.

     5. Notes to Financial Statements - Minnesota Life Insurance Company for the years ended December 31, 2018, 2017 and 2016.

     6. Schedule of Selected Financial Data - Minnesota Life Insurance Company as of December 31, 2018.

     7. Schedule of Supplemental Investigation Risks Interrogatories - Minnesota Life Insurance Company as of December 31, 2018.

     8. Summary Investment Schedule - Minnesota Life Insurance Company as of December 31, 2018.

  (b)  Exhibits

       1. The Resolution of The Minnesota Mutual Life Insurance Company's Executive Committee of its Board of Trustees establishing the Variable Annuity Account previously filed on February 28, 2005 as this exhibit 24(c)(1) to Variable Annuity Accounts Form N-4, File Number 333-111067, Post-Effective Amendment Number 1, is hereby incorporated by reference.

       2.  Not applicable.

       3. (a) The Amended and Restated Distribution Agreement between Minnesota Life Insurance Company and Securian Financial Services, Inc., previously filed on April 27, 2009, as exhibit 24(c)(3) to Registrant's Form N-4, File Number 2-97564, Post-Effective Amendment Number 28, is hereby incorporated by reference.

           (b) The Dealer Selling Agreement previously filed on July 2, 2002 as exhibit 24(c)(3)(b) to Variable Annuity Account's Form N-4, File Number 333-91784, Initial Registration Statement, is hereby incorporated by reference.

           (c) Variable Contract Broker-Dealer Sales Agreement among Minnesota Life Insurance Company, Securian Financial Services, Inc. and Waddell & Reed, Inc. previously filed on April 21, 2006, as exhibit 24(c)(3)(c) to Variable Annuity Account's Form N-4, File Number 333-91784, Post-Effective Amendment Number 12, is hereby incorporated by reference.

       4. (a) The Flexible Payment Deferred Variable Annuity Contract, form ICC 11-70203.

           (b) The Premier Death Benefit Rider, form 02-70073 previously filed on July 2, 2002 as exhibit 24(c)(4)(b) to Variable Annuity Account's Form N-4, File Number 333-91784, Initial Registration Statement, is hereby incorporated by reference.

           (c) The Highest Anniversary Value Death Benefit Rider, form 02-70075 previously filed on July 2, 2002 as exhibit 24(c)(4)(c) to Variable Annuity Account's Form N-4, File Number 333-91784, Initial Registration Statement, is hereby incorporated by reference.

           (d) The Endorsement, form MHC-82-9032 previously filed on July 2, 2002 as exhibit 24(c)(4)(e) to Variable Annuity Account's Form N-4, file Number 333-79049, Pre-Effective Amendment Number 1, is hereby incorporated by reference.

           (e) The Annuity Payment Endorsement, form MHC-83-9060 previously filed on May 21, 1999 as exhibit 24(c)(4)(f) to Variable Annuity Account's Form N-4, File Number 333-79049, Pre-Effective Amendment Number 1, is hereby incorporated by reference.

           (f) The Qualified Plan Agreement, form MHC-88-9176 Rev. 8-93 previously filed on May 21, 1999 as exhibit 24(c)(4)(g) to Variable Annuity Account's Form N-4, File Number 333-79049, Pre-Effective Amendment Number 1, is hereby incorporated by reference.

           (g) The Individual Retirement Annuity (IRA) Agreement, SEP, Traditional IRA and Roth-IRA, form MHC-97-9418 previously filed on May 21, 1999 as exhibit 24(c)(4)(h) to Variable Annuity Account's Form N-4, File Number 333-79409, Pre-Effective Amendment Number 1, is hereby incorporated by reference.

           (h) The Individual Retirement Annuity SIMPLE- (IRA) Agreement, form MHC-98-9431 previously filed on May 21, 1999 as exhibit 24(c)(4)( i ) to Variable Annuity Account's Form N-4, File Number 333-79049, Pre-Effective Amendment Number 1, is hereby incorporated by reference.

      (i) The Estate Enhancement Benefit Rider, form number 03-70085, previously filed on March 12, 2004 as exhibit 24(c)(4)(k) to Variable Annuity Account's Form N-4, File Number 333-111067, Pre-Effective Amendment Number 2, is hereby incorporated by reference.

      (j)  The Guaranteed Income Provider Benefit Rider, form number
           03- 70086, previously filed on March 12, 2004 as exhibit 24(c)(4)(l) to Variable Annuity Account's Form N-4, File Number 333-111067, Pre-Effective Amendment Number 2, is hereby incorporated by reference.

      (k) The Guaranteed Minimum Withdrawal Benefit Rider, form number 04-70131 previously filed on December 22, 2004 as exhibit 24(c)(4)(o) to Variable Annuity Account's Form N-4, File Number 333-91784, Post-Effective Amendment Number 6, is hereby incorporated by reference.

      (l) The Guaranteed Lifetime Withdrawal Benefit Rider, form number 05-70134 previously filed on July 29, 2005 as exhibit 24(c)(4)(p) to Variable Annuity Account's Form N-4, File Number 333-91784, Post-Effective Amendment Number 10 is hereby incorporated by reference.

      (m) The Guaranteed Lifetime Withdrawal Benefit II-Single Rider, form 07-70149, previously filed on April 20, 2007 as exhibit 24(c)(4)(m) to Variable Annuity Account's Form N-4, File Number 333-136242, Post-Effective Amendment Number 2, is hereby incorporated by reference.

      (n) The Guaranteed Lifetime Withdrawal Benefit II-Joint Rider, form 07-70150, previously filed on April 20, 2007 as exhibit 24(c)(4)(n) to Variable Annuity Account's Form N-4, File Number 333-136242, Post-Effective Amendment Number 2, is hereby incorporated by reference.

      (o) The Guaranteed Minimum Income Benefit Rider, Form 09-70165, previously filed on October 9, 2009 as exhibit 24(c)(4)(0) to Variable Annuity Account's Form N-4, File Number 333-136242, Post-Effective Amendment Number 8, is hereby incorporated by reference.

      (p) The Encore Lifetime Income -- Single Rider, Form 09-70158, previously filed on February 25, 2010 as exhibit 24(b)(4)(p) to Variable Annuity Account's Form N-4, File Number 333-136242, Post-Effective Amendment Numbers 11 and 161, is hereby incorporated by reference.

      (q) The Encore Lifetime Income -- Joint Rider, Form 09-70159, previously filed on February 25, 2010 as exhibit 24(b)(4)(q) to Variable Annuity Account's Form N-4, File Number 333-136242, Post-Effective Amendment Numbers 11 and 161, is hereby incorporated by reference.

      (r) The Individual Retirement Annuity Endorsement Traditional and SEP Annuity, Form 09-70161, previously filed on February 25, 2010 as exhibit 24(b)(4)(r) to Variable Annuity Account's Form N-4, File Number 333-136242, Post-Effective Amendment Numbers 11 and 161, is hereby incorporated by reference.

      (s)  The Individual Retirement Annuity Endorsement SIMPLE Annuity,
           Form 09-70163, previously filed on February 25, 2010 as exhibit 24(b)(4)(s) to Variable Annuity Account's Form N-4, File Number 333-136242, Post-Effective Amendment Numbers 11 and 161, is hereby incorporated by reference.

      (t)  The Individual Retirement Annuity Endorsement Roth Annuity,
           Form 09-70164, previously filed on February 25, 2010 as exhibit 24(b)(4)(t) to Variable Annuity Account's Form N-4, File
           Number 333-136242, Post-Effective Amendment Numbers 11 and 161, is hereby incorporated by reference.

      (u) The Ovation Lifetime Income-Single Rider, form F.11-70211, filed July 13, 2011 as Exhibit 24(c)4(y) to Variable Annuity Account's Form N-4, File Number 333-91784, Post-Effective Amendment Numbers#27 and#178, is hereby incorporated by reference.

      (v) The Ovation Lifetime Income-Joint Rider, form F.11-70212, filed July 13, 2011 as Exhibit 24(c)4(z) to Variable Annuity Account's Form N-4, File Number 333-91784, Post-Effective Amendment Numbers#27 and#178, is hereby incorporated by reference.

      (w) The Ovation Lifetime Income II - Single Rider, form F.12-70227 previously filed on February 28, 2012 as Exhibit 24(b)(4)( aa ) to Variable Annuity Account's Form N-4, File Number 333-91784, Post-Effective Amendment Numbers 29 and 183 is hereby incorporated by reference.

      (x) The Ovation Lifetime Income II - Joint Rider, form F.12-70228 previously filed on February 28, 2012 as Exhibit 24(b)(4)(bb) to Variable Annuity Account's Form N-4, File Number 333-91784, Post-Effective Amendment Numbers 29 and 183 is hereby incorporated by reference.

      (y) The Premier II Death Benefit Rider, form number ICC 12-70235 previously filed on July 20, 2012 as Exhibit 24(b)(4)(a) to Variable Annuity Account's Form N-4, File Number 333-182763, Initial Registration Statement is hereby incorporated by reference.

      (z) The Highest Anniversary Value II Death Benefit Rider, form number ICC 12-70234 previously filed on July 20, 2012 as Exhibit 24(b)(4)(b) to Variable Annuity Account's Form N-4, File Number 33-182763, Initial Registration Statement is hereby incorporated by reference.

      (aa) The Estate Enhancement Benefit II Rider, form number ICC 12-70236 previously filed on July 20, 2012 as Exhibit
            24(b)(4)(f) to Variable Annuity Account's Form N-4, File Number 333-182763, Initial Registration Statement is hereby incorporated by reference.

      (bb) MyPath Value - Single Rider Guaranteed Lifetime Withdrawal Benefit, form number ICC13-70252, previously filed on June 26, 2013 as Exhibit 24(b)(4)(p) to Variable Annuity Account's Form N-4, File Number 333-189593, Initial Registration Statement is hereby incorporated by reference.

      (cc) MyPath Value - Joint Rider Guaranteed Lifetime Withdrawal Benefit, form number ICC 13-70253, previously filed on June 26, 2013 as Exhibit 24(b)(4)(q) to Variable Annuity Account's Form N-4, File Number 333-189593, Initial Registration Statement is hereby incorporated by reference.

      (dd) MyPath Core Flex - Single Rider Guaranteed Lifetime Withdrawal Benefit; form number ICC 13-70254, previously filed on June 26, 2013 as Exhibit 24(b)(4)(r) to Variable Annuity Account's Form N-4, File Number 333-189593, Initial Registration Statement is hereby incorporated by reference.

      (ee) MyPath Core Flex - Joint Rider Guaranteed Lifetime Withdrawal Benefit, form number ICC13-70255, previously filed on June 26, 2013 as Exhibit 24(b)(4)(s) to Variable Annuity Account's Form N-4, File Number 333-189593, Initial Registration Statement is hereby incorporated by reference.

      (ff) MyPath Ascend - Single Rider Guaranteed Lifetime Withdrawal Benefit, form number ICC13-70256, previously filed on June 26, 2013 as Exhibit 24(b)(4)(t) to Variable Annuity Account's Form N-4, File Number 333-189593, Initial Registration Statement is hereby incorporated by reference.

      (gg) MyPath Ascend - Joint Rider Guaranteed Lifetime Withdrawal Benefit, form number ICC13-70257, previously filed on June 26, 2013 as Exhibit 24(b)(4)(u) to Variable Annuity Account's Form N-4, File Number 333-189593, Initial Registration Statement is hereby incorporated by reference.

      (hh) MyPath Summit - Single Rider Guaranteed Lifetime Withdrawal Benefit, form number ICC13-70258, previously filed on June 26, 2013 as Exhibit 24(b)(4)(v) to Variable Annuity Account's Form N-4, File Number 333-189593, Initial Registration Statement is hereby incorporated by reference.

      (ii) MyPath Summit - Joint Rider Guaranteed Lifetime Withdrawal Benefit, form number ICC13-70259, previously filed on June 26, 2013 as Exhibit 24(b)(4)(w) to Variable Annuity Account's
            Form N-4, File Number 333-189593, Initial Registration Statement is hereby incorporated by reference.

      (jj) MyPath Highest Anniversary - Single Death Benefit Rider, form number ICC 13-70260, previously filed on June 26, 2013 as
            Exhibit 24(b)(4)(x) to Variable Annuity Account's Form N-4, File Number 333-189593, Initial Registration Statement is hereby incorporated by reference.

      (kk) MyPath Highest Anniversary - Joint Death Benefit Rider, form number ICC 13-70261, previously filed on June 26, 2013 as
            Exhibit 24(b)(4)(y) to Variable Annuity Account's Form N-4, File Number 333-189593, Initial Registration Statement is hereby incorporated by reference.

      (ll) MyPath Ascend 2.0 - Single Rider, form number ICC 14-70270, previously filed on August 1, 2014 as Exhibit 24(b)(4)(v) to Variable Annuity Account's Form N-4, File Number 333-182763, Post-Effective Amendment Numbers 7 and 236, is hereby incorporated by reference.

      (mm) MyPath Ascend 2.0 - Joint Rider, form number ICC-70271, previously filed on August 1, 2014 as Exhibit 24(b)(4)(w) to Variable Annuity Account's Form N-4, File Number 333-182763, Post-Effective Amendment Numbers 7 and 236, is hereby incorporated by reference.

      (nn) Endorsement, form number 14-70265, previously filed on February 26, 2015, as Exhibit 24(b)(4)(y) to Variable Annuity Account's Form N-4, File Number 333-182763, Post- Effective Amendment Numbers 9 and 241, is hereby incorporated by reference.

  5.  (a)   The Variable Annuity Application, Form ICC 17-70332.

  6.  Certificate of Incorporation and Bylaws.

      (a) The Restated Certificate of Incorporation previously filed on February 28, 2005 as this exhibit 24(c)(6)(a) to Variable Annuity Account's Form N-4, File Number 333-111067, Post-Effective Amendment Number 1, is hereby incorporated by reference.

      (b) The Bylaws of the Depositor previously filed as Exhibit 26(f)(2) to Minnesota Life Variable Life Account's Form N-6, File
            Number 333-120704, Initial Registration Statement, on November 23, 2004, is hereby incorporated by reference.

  7.  Not applicable.

  8.  (a)   Participation Agreement among Securian Funds Trust, Advantus
            Capital Management, Inc. and Minnesota Life Insurance Company dated May 1, 2014 previously filed as Exhibit 24(6)(8)(a)to
            Variable Annuity Account's Form N-4, File Number 333-182763,Post
            Effective Amendment Numbers 8 and 239, on September 30, 2014, is hereby incorporated by reference.

            (i) Shareholder Information Agreement among Securian Funds Trust and Minnesota Life Insurance Company, previously filed as
                 Exhibit 26(h)(1)(ii) to Minnesota Life Variable Life Account's Form N-6, File Number 33-3233, Post Effective Amendment Number 32, on April 27, 2012, is hereby incorporated by reference.

      (b) Fund Participation Agreement between Janus Aspen Series, Janus Distributors, Inc. and Minnesota Life Insurance Company filed on February 27, 2003 as exhibit 27(h)(2)(i) to Minnesota Life Variable Universal Life Account's Form N-6,

         File Number 33-85496, Post-Effective Amendment Number 10, is hereby incorporated by reference.

         (i) Addendum Dated May 1, 2000 to Fund Participation Agreement between Janus Aspen Series, Janus Distributors, Inc. and Minnesota Life Insurance Company filed on February 27, 2003 as exhibit 27(h)(2)(ii) to Minnesota Life Variable Universal Life Account's Form N-6, File Number 33-85496, Post-Effective Amendment Number 10, is hereby incorporated by reference.

         (ii) Amendment to Fund Participation Agreement between Janus Aspen Series, Janus Distributors, Inc. and Minnesota Life Insurance Company filed on February 27, 2003 as exhibit 27(h)(2)(iii) to Minnesota Life Variable Universal Life Account's Form N-6, File Number 33-85496, Post-Effective Amendment Number 10, is hereby incorporated by reference.

         (iii) Amendment Dated December 1, 2002 to Fund Participation Agreement between Janus Aspen Series, Janus Distributors, Inc. and Minnesota Life Insurance Company filed on
                 February 27, 2003 as exhibit 27(h)(2)(iv) to Minnesota Life Variable Universal Life Account's Form N-6, File Number 33-85496, Post-Effective Amendment Number 10, is hereby incorporated by reference.

         (iv) Amendment Dated March 1, 2004 to Fund Participation Agreement between Janus Aspen Series, Janus Distributors LLC and Minnesota Life Insurance Company, filed on April 22, 2005 as
                 Exhibit 26(h)(2)(v) to Minnesota Life Variable Universal Life Account's Form N-6, File Number 33-85496, Post-Effective Amendment Number 14, is hereby incorporated by reference.

         (v) Amendment dated May 1, 2005 to the Fund Participation Agreement between Janus Aspen Series, Janus Distributors LLC and Minnesota Life Insurance Company, previously filed as
                 Exhibit 26(h)(2)(vi) to Minnesota Life Variable Life Account's Form N-6, File Number 33-64395, Post-Effective Amendment Number 13, on April 21, 2006, is hereby incorporated by reference.

         (vi) Amendment Number Two to the Fund Participation Agreement between Janus Aspen Series, Janus Distributors LLC and Minnesota Life Insurance Company filed on December 20, 2006 as exhibit 24(c)(d)(vi) to Variable Annuity Account's
                 Form N-4, File Number 333-136242, Pre-Effective Amendment Number 2, is hereby incorporated by reference.

         (vii) Amendment Number Seven to the Fund Participation Agreement between Janus Aspen Series, Janus Distributors LLC and Minnesota Life Insurance Company, previously filed on October 4, 2007 as Exhibit 24(c)(8)(b)(vii) to Variable Annuity Account's Form N-4, File Number 333-136242, Post-Effective Amendment Number 3, is hereby incorporated by reference.

         (viii) Amendment Number Eight to the Fund Participation Agreement between Janus Aspen Series, Janus Distributors LLC and Minnesota Life Insurance Company, previously filed as
                 Exhibit 26(h)(2)(x) to Minnesota Life Variable Life Account's Form N-6, File Number 33-3233, Post-Effective Amendment Number 36, on April 27, 2015, is hereby incorporated by reference.

    (c) Amended and Restated Participation Agreement among Variable Insurance Products Fund, Fidelity Distributors Corporation and Minnesota Life Insurance Company, filed on April 20, 2007 as Exhibit 26(h)(3) to Registrant's Form N-6, File Number 33-85496, Post-Effective Amendment Number 17, is hereby incorporated by reference.

          (i) First Amendment to Amended and Restated Participation Agreement among Minnesota Life Insurance Company, Fidelity Distributors Corporation, Variable Insurance Products Fund, Variable Insurance Products Fund II, Variable Insurance Products Fund III and Variable Insurance Products Fund IV, previously filed on December 14, 2007 as exhibit 26(h)(4)(ii) to Minnesota Life Individual Variable Universal Life Account's Form N-6, File Number 333-144604, Pre-Effective Amendment Number 1, is hereby incorporated by reference.

    (c1) Amended and Restated Service Contract in connection with Fidelity Variable Insurance Products Fund, Variable Insurance Products Fund II, Variable Insurance Products Fund III, Variable Insurance Products Fund IV, and Variable Insurance Products Fund V, previously filed on December 14, 2007 as exhibit 26(i)(4) to Minnesota Life Individual Variable Universal Life Account's Form N-6, File
          Number 333-144604, Pre-Effective Amendment Number 1, is hereby incorporated by reference.

    (d) Fund Shareholder Services Agreement between Minnesota Life Insurance Company and Securian Financial Services, Inc., previously filed as
          Exhibit 8(d) to Variable Annuity Account's Form N-4, File
          Number 811-4294, Post-Effective Amendment Number 193, on July 20, 2012, is hereby incorporated by reference.

    (e) Investment Accounting Agreement between Securian Financial Group, Inc. and State Street Bank and Trust Company filed on February 26, 2003 as exhibit 24(c)(8)(v) to Variable Annuity Account's Form N-4, File Number 333-91784, Post-Effective Amendment Number 1, is hereby incorporated by reference.

          (i) First Amendment to Investment Accounting Agreement between Securian Financial Group, Inc. and State Street Bank and Trust Company, previously filed on August 15, 2006 as Exhibit 26(i)(l)(b) to the Securian Life Variable Universal Life Account's Form N-6, File Number 333-132009, Pre-Effective Amendment Number 1, is hereby incorporated by reference.

    (f) Administration Agreement between Securian Financial Group, Inc. and State Street Bank and Trust Company filed on February 26, 2003 as exhibit 24(c)(8)(w) to Variable Annuity Account's Form N-4, File Number 333-91784, Post-Effective Amendment Number 1, is hereby incorporated by reference.

          (i) First Amendment to Administration Agreement between Securian Financial Group, Inc. and State Street Bank and Trust Company, previously filed on August 15, 2006 as Exhibit 26(i)(2)(b) to the Securian Life Variable Universal Life Account's Form N-6, File Number 333-132009, Pre-Effective Amendment Number 1, is hereby incorporated by reference.

    (g) Participation Agreement among Oppenheimer Variable Account Funds, OppenheimerFunds , Inc. and Minnesota Life Insurance Company filed on April 29, 2003 as exhibit 24(c)(8)(x) to Variable Annuity Account's Form N-4, File Number 333-91784, Post-Effective Amendment Number 2, is hereby incorporated by reference.

          (i) Amendment No. 1 to Participation Agreement among Oppenheimer Variable Account Funds, OppenheimerFunds , Inc. and Minnesota Life Insurance Company filed on April 29, 2003 as exhibit 24(c)(8)(x)(i) to Variable Annuity Account's Form N-4, File Number 333-91784, Post-Effective Amendment Number 2, is hereby incorporated by reference.

          (ii) Amendment No. 2 to Participation Agreement among Oppenheimer Variable Account Funds, OppenheimerFunds , Inc. and Minnesota Life Insurance Company filed on April 29, 2003 as exhibit 24(c)(8)(x)(ii) to Variable Annuity Account's Form N-4, File Number 333-91784, Post-Effective Amendment Number 2, is hereby incorporated by reference.

         (iii) Amendment No. 3 to the Participation Agreement among Oppenheimer Variable Accounts Funds, OppenheimerFunds , Inc. and Minnesota Life Insurance Company, previously filed as Exhibit 26(h)(7)(iv) to Minnesota Life Variable Life Account's Form N-6, File Number 33-3233, Post-Effective Amendment Number 23, on April 26, 2005, is hereby incorporated by reference.

         (iv) Amendment No. 4 to Participation Agreement among Oppenheimer Variable Accounts Funds, OppenheimerFunds , Inc. and Minnesota Life Insurance Company, previously filed as Exhibit 26(h)(7)(v) to Minnesota Life Variable Life Account's Form N-6, File Number 33-64395, Post-Effective Amendment Number 13, on April 21, 2006, is hereby incorporated by reference.

         (v)     Amendment No. 5 to Participation Agreement among
                 Oppenheimer Variable Accounts Funds, OppenheimerFunds , Inc. and Minnesota Life Insurance Company filed on
                 December 20, 2006 as exhibit 24(c)(k)(v) to Variable Annuity Account's Form N-4, File Number 333-136242, Pre-Effective Amendment Number 2, is hereby incorporated by reference.

         (vi) Amendment No. 6 to Participation Agreement among Oppenheimer Variable Accounts Funds, OppenheimerFunds , Inc. and Minnesota Life Insurance Company, previously filed on October 4, 2007 as Exhibit 24(c)(8)(g)(vi) to Variable Annuity Account's Form N-4, File Number 333-136242, Post-Effective Amendment Number 3, is hereby incorporated by reference.

         (vii) Amendment No. 7 to Participation Agreement by and among Oppenheimer Variable Account Funds, OppenheimerFunds , Inc. and Minnesota Life Insurance Company effective August 1, 2010 previously filed on April 25, 2011 as exhibit 24(c)(8)(g)(vii) to Variable Annuity Account's Form N-4, File Number 333-91784, Post-Effective Amendment Numbers 26 and 171, is hereby incorporated by reference.

         (viii) Amendment No. 8 to Participation Agreement among Oppenheimer Variable Account Funds, Oppenheimer Funds, Inc. and Minnesota Life Insurance Company previously filed on September 7, 2011 as exhibit 24(b)(8)(g)(viii) to Variable Annuity Account's Form N-4, File Number 333-91784, Post-Effective Amendment Numbers 28 and 182 is hereby incorporated by reference.

         (ix) Amendment No. 9 to Participation Agreement by and among Oppenheimer Variable Account Funds, OppenheimerFunds , Inc. and Minnesota Life Insurance Company, previously filed as
                 Exhibit 26(h)(5)(x) to Minnesota Life Variable Life Account's Form N-6, File Number 33-3233, Post-Effective Amendment Number 35 on April 25, 2014, is hereby incorporated by reference.

    (h) Participation Agreement among Panorama Series Fund, Inc., OppenheimerFunds , Inc. and Minnesota Life Insurance Company filed on April 29, 2003 as exhibit 24(c)(8)(y) to Variable Annuity Account's Form N-4, File Number 333-91784, Post-Effective Amendment Number 2, is hereby incorporated by reference.

         (i) Amendment No. 1 to Participation Agreement among Panorama Series Fund Inc., OppenheimerFunds , Inc. and Minnesota Life Insurance Company filed on April 29, 2003 as exhibit 24(c)(8)(y)(i) to Variable Annuity Account's Form N-4, File Number 333-91784, Post-Effective Amendment Number 2, is hereby incorporated by reference.

         (ii) Amendment No. 2 to Participation Agreement among Panorama Series Fund, Inc., OppenheimerFunds , Inc. and Minnesota Life Insurance Company filed on April 29, 2003 as exhibit 24(c)(8)(y)(ii) to Variable Annuity Account's Form N-4, File Number 333-91784, Post-Effective Amendment Number 2, is hereby incorporated by reference.

         (iii) Amendment No. 3 to Participation Agreement among Panorama Series Funds, Inc., OppenheimerFunds , Inc. and Minnesota Life Insurance Company, previously filed as
                Exhibit 26(h)(8)(iv) to Minnesota Life Variable Life Account's Form N-6, File Number 33-3233, Post-Effective Amendment Number 23, on April 26, 2005, is hereby incorporated by reference.

         (iv) Amendment No. 4 to Participation Agreement among Panorama Series Funds, Inc., OppenheimerFunds , Inc. and Minnesota Life Insurance Company, previously filed as
                Exhibit 26(h)(8)(v) to Minnesota Life Variable Life Account's Form N-6, File Number 33-64395, Post-Effective Amendment Number 13, on April 21, 2006, is hereby incorporated by reference.

         (v) Amendment No. 5 to Participation Agreement among Panorama Series Funds, Inc., OppenheimerFunds , Inc. and Minnesota Life Insurance Company filed on December 20, 2006 as exhibit 24(c)(8)(l)(v) to Variable Annuity Account's Form N-4, File Number 333-136242, Pre-Effective Amendment Number 2, is hereby incorporated by reference.

         (vi) Amendment No. 6 to the Participation Agreement among Panorama Series Fund, Inc., Oppenheimer Funds, Inc. and Minnesota Life Insurance Company, previously filed as
                Exhibit 26(h)(6)(vii) to Minnesota Life Variable Life Account's Form N-6, File Number 33-3233, post Effective Amendment Number 34, on April 24, 2013, is hereby incorporated by reference.

    (i) Participation Agreement among Putnam Variable Trust, Putnam Retail Management, L.P. and Minnesota Life Insurance Company filed on April 29, 2003 as exhibit 24(c)(8)(z) to Variable Annuity Account's Form N-4, File Number 333-91784, Post-Effective Amendment Number 2, is hereby incorporated by reference.

         (i) Schedule A (as amended May 1, 2003 to Minnesota Life Insurance Company Participation Agreement filed on
                April 29, 2003 as exhibit 24(c)(8)(z)(i) to Variable Annuity Account's Form N-4, File Number 333-91784, Post-Effective Amendment Number 2, is hereby incorporated by reference.

         (ii) Amendment No. 1 to Participation Agreement among Putnam Variable Trust, Putnam Retail Management, L.P. and Minnesota Life Insurance Company filed on December 20, 2006 as exhibit 24(c)(8)(m)(ii) to Variable Annuity Account's Form N-4, File Number 333-136242, Pre-Effective Amendment Number 2, is hereby incorporated by reference.

         (iii) Amendment No. 2 to the Participation Agreement among Putnam Variable Trust, Putnam Retail Management, L.P. and Minnesota Life Insurance Company filed on December 15, 2008 as exhibit 24(c)(8)(i)(iii) to Variable Annuity Account's Form N-4, File Number 333-91784, Post-Effective Amendment Number 17, is hereby incorporated by reference.

         (iv) Third Amendment to Supplement to Participation Agreement among Putnam Variable Trust, Putnam Retail Management Limited Partnership and Minnesota Life Insurance Company previously filed on April 25, 2011 as exhibit 24(c)(8)(i)(iv) to Variable Annuity Account's Form N-4, File Number 333-91784, Post-Effective Amendment Numbers 26 and 171, is hereby incorporated by reference.

          (v) Fourth Amendment to Participation Agreement among Putnam Variable Trust, Putnam Retail Management Limited Partnership and Minnesota Life Insurance Company, previously filed on April 27, 2015 as exhibit 24(b)8(h)(v) to Variable Annuity Account's Form N-4, File Number 333-182763, Post-Effective Amendment Numbers 10 and 246, is hereby incorporated by reference.

    (j) Participation Agreement by and among AIM Variable Insurance Funds, AIM Distributors, Inc. and Minnesota Life Insurance Company filed on April 30, 2003 as exhibit 27(h)(10)(i) to Minnesota Life Variable Life Account's Form N-6, File Number 333-96383, Post-Effective Amendment Number 4, is hereby incorporated by reference.

          (i) Schedule A as amended May 1, 2003 to the Participation Agreement among AIM Variable Insurance Funds, AIM Distributors, Inc. and Minnesota Life Insurance Company filed on April 30, 2003 as exhibit 27(h)(10)(ii) to Minnesota Life Variable Life Account's Form N-6, File Number 333-96383, Post-Effective Amendment Number 4, is hereby incorporated by reference.

          (ii) Amendment No. 1 to the Participation Agreement dated March 4, 2002, by and among AIM Variable Insurance Funds, AIM Distributors, Inc. and Minnesota Life Insurance Company, previously filed as Exhibit 26(h)(10)(iii) to Minnesota Life Variable Life Account's Form N-6, File Number 33-3233, Post-Effective Amendment Number 23, on April 26, 2005, is hereby incorporated by reference.

          (iii) Amendment No. 2 to the Participation Agreement dated March 2, 2002, by and among AIM Variable Insurance Funds, AIM Distributors, Inc. and Minnesota Life Insurance Company, previously filed as Exhibit 26(h)(10)(iv) to Minnesota Life Variable Life Account's Form N-6, File Number 33-64395, Post-Effective Amendment Number 13, on April 21, 2006, is hereby incorporated by reference.

          (iv) Amendment No. 3 to Participation Agreement by and among AIM Variable Insurance Funds, AIM Distributors, Inc. and Minnesota Life Insurance Company filed on December 20, 2006 as exhibit 24(c)(8)(n)(iv) to Variable Annuity Account's Form N-4, File Number 333-136242, Pre-Effective Amendment Number 2, is hereby incorporated by reference.

          (v) Amendment No. 4 to Participation Agreement by and among AIM Variable Insurance Funds, AIM Distributors, Inc., Minnesota Life Insurance Company and Securian Financial Services, Inc. effective April 30, 2010 previously filed on April 25, 2011 as exhibit 24(c)(8)(j)(v) to Variable Annuity Account's Form N-4, File Number 333-91784, Post-Effective Amendment Numbers 26 and 171, is hereby incorporated by reference.

    j(1) Administrative Services Agreement between Invesco Advisors, Inc. and Minnesota Life Insurance Company dated October 1, 2016, previously filed on November 8, 2016 as exhibit 24(b)(8)(i)(1) to Variable Annuity Account's Form N-4, File Number 333-212515 Pre-Effective Amendment Number 1, is hereby incorporated by reference.

    (k) Shareholder Services Agreement among American Century Investment Services, Inc. and Minnesota Life Insurance Company filed on
          April 30, 2003 as exhibit 27(h)(11) to Minnesota Life Variable Life Account's Form N-6, File Number 333-96383, Post-Effective Amendment Number 4, is hereby incorporated by reference.

          (i) Amendment No. 1 to Shareholder Services Agreement between Minnesota Life Insurance Company and American Century Investments, Inc., previously filed as
                 Exhibit 26(h)(8)(11)(ii) to Minnesota Life Variable Life Account's Form N-6, File Number 33-64395, Post- Effective Amendment Number 13, on April 21, 2006, is hereby incorporated by reference.

         (ii) Amendment No. 2 to Shareholder Services Agreement between Minnesota Life Insurance Company and American Century Investment Services, Inc., previously filed on October 4, 2007 as Exhibit 24(c)(8)(k)(ii) to Variable Annuity Account's Form N-4, File Number 333-136242, Post-Effective Amendment Number 3, is hereby incorporated by reference.

         (iii) Amendment No. 3 to Shareholder Services Agreement between Minnesota Life Insurance Company and American Century Investment Services, Inc., previously filed as
                Exhibit 26(h)(9)(v) to Minnesota Life Variable Life Account's Form N-6, File Number 33-3233, Post-Effective Amendment Number 36, on April 27, 2015, is hereby incorporated by reference.

         (iv) Amendment No. 4 to Shareholder Services Agreement between Minnesota Life Insurance Company and American Century Investment Services, Inc., previously filed as
                Exhibit 26(h)(9)(vi) to Minnesota Life Variable Life Account's Form N-6, File Number 33-3233, Post-Effective Amendment Number 36, on April 27, 2015, is hereby incorporated by reference.

    (l) Participation Agreement among MFS Variable Insurance Trust, Massachusetts Financial Services Company and Minnesota Life Insurance Company filed on April 30, 2003 as exhibit 27(h)(13)(i) to Minnesota Life Variable Universal Life Account's Form N-6, File Number 333-96383, Post-Effective Amendment Number 4, is hereby incorporated by reference.

         (i) Amendment No. 1 to the Participation Agreement among MFS Variable Insurance Trust, Massachusetts Financial Services Company and Minnesota Life Insurance Company filed on April 30, 2003 as exhibit 27(h)(13)(ii) to Minnesota Life Variable Universal Life Account's Form N-6, File Number 333-96383, Post-Effective Amendment Number 4, is hereby incorporated by reference.

         (ii) Amendment No. 2 to the Participation Agreement among MFS Variable Insurance Trust, Massachusetts Financial Services Company and Minnesota Life Insurance Company filed on April 30, 2003 as exhibit 27(h)(13)(iii) to Minnesota Life Variable Universal Life Account's Form N-6, File Number 333-96383, Post-Effective Amendment Number 4, is hereby incorporated by reference.

         (iii) Amendment No. 3 to Participation Agreement among MFS Variable Insurance Trust, Massachusetts Financial Services Company and Minnesota Life Insurance Company, previously filed as
                Exhibit 26(h)(13)(iv) to Minnesota Life Variable Life Account's Form N-6, File Number 33-64395, Post-Effective Amendment Number 13, on April 21, 2006, is hereby incorporated by reference.

         (iv) Amendment No. 4 to Participation Agreement among MFS Variable Insurance Trust, Massachusetts Financial Services Company and Minnesota Life Insurance Company, previously filed as
                Exhibit 26(h)(13)(v) to Minnesota Life Variable Life Account's Form N-6, File Number 33-64395, Post-Effective Amendment Number 13, on April 21, 2006, is hereby incorporated by reference.

         (v) Letter dated December 7, 2005 amending Participation Agreement among MFS Variable Insurance Trust, Massachusetts Financial Services Company and Minnesota Life Insurance Company, previously filed as Exhibit 26(h)(13)(vi) to Minnesota Life Variable Life Account's Form N-6, File Number 33-64395, Post-Effective Amendment Number 13, on April 21, 2006, is hereby incorporated by reference.

         (vi) Amendment No. 5 to Participation Agreement among MFS Variable Insurance Trust, Massachusetts Financial

                 Services Company and Minnesota Life Insurance Company filed on December 20, 2006 as exhibit 24(c)(8)(p)(vi) to Variable Annuity Account's Form N-4, File Number 333-136242, Pre-Effective Amendment Number 2, is hereby incorporated by reference.

         (vii) Fee letter dated September 1, 2010 referencing the Participation Agreement by and among the MFS Variable Insurance Trust, Minnesota Life Insurance and Massachusetts Financial Services Company previously filed on April 25, 2011 as exhibit 24(c)(8)(l)(vii) to Variable Annuity Account's Form N-4, File Number 333-91784, Post-Effective Amendment Numbers 26 and 171, is hereby incorporated by reference.

         (viii) Amendment No. 6 to Participation Agreement by and among MFS Variable Insurance Trust, Minnesota Life Insurance Company and Massachusetts Financial Services Company effective September 1, 2010 previously filed on April 25, 2011 as exhibit 24(c)(8)(l)(viii) to Variable Annuity Account's Form N-4, File Number 333-91784, Post-Effective Amendment Numbers 26 and 171, is hereby incorporated by reference.

         (viv) Joinder to Participation Agreement among MFS Variable Insurance Trust, Massachusetts Financial Services Company and Minnesota Life Insurance Company previously filed on September 7, 2011 as exhibit 24(b)(8)(1)( viv )to Variable Annuity Account's Form N-4, File Number 333-91784, Post-Effective Amendment Numbers 28 and 182 is hereby incorporated by reference.

         (x) Amendment No. 7 to Participation Agreement by and among MFS Variable Insurance Trust, Minnesota Life Insurance Company, and Massachusetts Financial Services Company, previously filed on April 27, 2015 as exhibit 26(h)(6)(xi) to Minnesota Life Individual Variable Universal Life Account's Form N-6, File Number 333-183590, Post-Effective Amendment Number 7, is hereby incorporated by reference.

         (xi) Amendment No. 8 to Participation Agreement by and among MFS Variable Insurance Trust, Minnesota Life Insurance Company, and Massachusetts Financial Services Company, previously filed on April 27, 2015 as exhibit 26(h)(6)(xii) to Minnesota Life Individual Variable Universal Life Account's Form N-6, File Number 333-183590, Post-Effective Amendment Number 7, is hereby incorporated by reference.

         (xii) Amendment No. 9 by and among MFS Variable Insurance Trust, Minnesota Life Insurance Company, and Massachusetts Financial Services Company, previously filed on November 8, 2017 as Exhibit 24(b)(8)(k)(xii) to Variable Annuity Account's Form N-4, File Number 333-212515, Post-Effective Amendments 4 and 294 is hereby incorporated by reference.

         (xiii) Amendment No. 10 by and among MFS Variable Insurance Trust, Minnesota Life Insurance Company, and Massachusetts Financial Services Company previously filed on November 8, 2017 as Exhibit 24(b)(8)(1)(xiii) to Variable Annuity Account's Form N-4, File number 333-212515, Post-Effective Amendments 4 and 294 is hereby incorporated by reference.

    (m) Participation Agreement as of May 1, 2000 between Franklin Templeton Variable Insurance Products Trust, Franklin Templeton Distributors, Inc. and Minnesota Life Insurance Company filed on April 30, 2003 as exhibit 27(h)(14)(i) to Minnesota Life Variable Universal Life Account's Form N-6, File Number 333-96383, Post-Effective Amendment Number 4, is hereby incorporated by reference.

         (i) Amendment to Participation Agreement as of May 1, 2000 between Franklin Templeton Variable Insurance Products Trust, Franklin Templeton Distributors, Inc. and Minnesota Life Insurance Company filed on April 30, 2003 as exhibit 27(h)(14)(ii) to Minnesota Life Variable Universal Life Account's Form N-6, File Number 333-96383, Post-Effective Amendment Number 4, is hereby incorporated by reference.

         (ii) Amendment No. 2 to Participation Agreement between Franklin Templeton Variable Insurance Products Trust, Franklin Templeton Distributors, Inc. and Minnesota Life Insurance Company filed on April 30, 2003 as exhibit 27(h)(14)(iii) to Minnesota Life Variable Universal Life Account's
                 Form N-6, File Number 333-96383, Post-Effective Amendment Number 4, is hereby incorporated by reference.

      (iii) Amendment No. 3 to Participation Agreement between Franklin Templeton Variable Insurance Products Trust, Franklin Templeton Distributors, Inc. and Minnesota Life Insurance Company, previously filed as Exhibit 26(h)(14)(iv) to Minnesota Life Variable Life Account's Form N-6, File Number 33-3233, Post-Effective Amendment Number 23, on April 26, 2005, is hereby incorporated by reference.

      (iv) Amendment No. 4 to Participation Agreement among Franklin Templeton Variable Insurance Products Trust, Franklin/Templeton Distributors, Inc., Minnesota Life Insurance Company and Securian Financial Services, Inc., previously filed as
              Exhibit 26(h)(14)(v) to Minnesota Life Variable Life Account's Form N-6, File Number 33-64395, Post-Effective Amendment Number 13, on April 21, 2006, is hereby incorporated by reference.

      (v) Amendment No. 5 to Participation Agreement among Franklin Templeton Variable Insurance Products Trust, Franklin/Templeton Distributors, Inc., and Minnesota Life Insurance Company filed on December 20, 2006 as exhibit 24(c)(8)(q)(v) to Variable Annuity Account's Form N-4, File Number 333-136242, Pre-Effective Amendment Number 2, is hereby incorporated by reference.

      (vi) Amendment No. 6 to Participation Agreement among Franklin Templeton Variable Insurance Products Trust, Franklin/Templeton Distributors, Inc., and Minnesota Life Insurance Company, previously filed on October 4, 2007 as Exhibit 24(c)(8)(m)(vi) to Variable Annuity Account's Form N-4, File Number 333-136242, Post-Effective Amendment Number 3, is hereby incorporated by reference.

      (vii) Amendment to Participation Agreement by and among Franklin Templeton Variable Insurance Products Trust, Franklin/Templeton Distributors, Inc. Minnesota Life Insurance Company and Securian Financial Services, Inc. effective August 16, 2010 previously filed on April 25, 2011 as exhibit 24(c)(8)(m)(vii) to Variable Annuity Account's Form N-4, File Number 333-91784, Post-Effective Amendment Numbers 26 and 171, is hereby incorporated by reference.

      (viii) Amendment No. 7 to Participation Agreement dated May 1,2000 among Franklin Templeton Variable Insurance Products Trust, Franklin/Templeton Distributors, Inc., Minnesota Life Insurance Company, and Securian Financial Services, Inc., previously filed as Exhibit 26(h)(12)(x) to Minnesota Life Variable Life Account's Form N-6, File Number 33-3233, Post Effective Amendment Number 32, on April 27, 2012, is hereby incorporated by reference.

      (ix) Participation Agreement Addendum dated May 1, 2012 among Franklin Templeton Variable Insurance Products Trust, Franklin/Templeton Distributors, Inc., Minnesota Life Insurance Company, and Securian Financial Services, Inc., previously filed as Exhibit 26(h)(12)(xi) to Minnesota Life Variable Life Account's Form N-6, File Number 33-3233, Post Effective Amendment Number 32, on April 27, 2012, is hereby incorporated by reference.

      (x) Amendment No.8 to Participation Agreement dated May 1, 2000 among Franklin Templeton Variable Insurance Products Trust, Franklin/Templeton Distributors, Inc., Minnesota Life Insurance Company, and Securian Financial Services, Inc., previously filed as Exhibit 26(h)(12)(xii) to Minnesota Life Variable Life Account's Form N-6, File Number 33-3233, Post Effective Amendment Number 34, on April 24, 2013, is hereby incorporated by reference.

      (xi)    Amendment No.10 to Participation Agreement dated

                May 1, 2000 among Franklin Templeton Variable Insurance Products Trust, Franklin/Templeton Distributors, Inc., Minnesota Life Insurance Company, and Securian Financial Services, Inc., previously filed as Exhibit 26(h)(12)(xiii) to Minnesota Life Variable Life Account's Form N-6, File Number 33-3233, Post Effective Amendment Number 34, on April 24, 2013, is hereby incorporated by reference.

    (n) Waddell & Reed Target Funds, Inc. Participation Agreement, previously filed on February 19, 2004 as exhibit 27(h)(15) to Minnesota Life Variable Universal Life Account's Form N-6, File Number 333-109853, Pre-Effective Amendment Number 1, is hereby incorporated by reference.

         (i) Amendment Number One to the Target Funds Participation Agreement among Minnesota Life Insurance Company, Waddell & Reed, Inc. and W&R Target Funds, Inc., previously filed as
                Exhibit 26(h)(15)(ii) to Minnesota Life Variable Life Account's Form N-6, File Number 33-64395, Post-Effective Amendment Number 13, on April 21, 2006, is hereby incorporated by reference.

         (ii) Second Amendment to the Target Funds Participation Agreement among Minnesota Life Insurance Company, Waddell & Reed, Inc. and W&R Target Funds, Inc. previously filed as Exhibit 24(c)(8)(n)(ii) to Variable Annuity Account's Form N-4, File Number 333-136242, Post-Effective Amendment Number 6 on February 27, 2009, is hereby incorporated by reference.

         (iii) Third Amendment to Target Funds Participation Agreement among Waddell & Reed, Inc., Ivy Funds Variable Insurance Portfolios, and Minnesota Life Insurance Company previously filed on April 25, 2011 as exhibit 24(c)(8)(n)(iii) to Variable Annuity Account's Form N-4, File Number 333-91784, Post-Effective Amendment Numbers 26 and 171, is hereby incorporated by reference.

         (iv) Fourth Amendment to Ivy Funds Variable Insurance Portfolios Participation Agreement (Excludes Products Sold Through W&R Distribution System) among Minnesota Life Insurance Company, Waddell & Reed, Inc., and Ivy Funds Variable Insurance Portfolios, previously filed as Exhibit 26(h)(13)(vi) to Minnesota Life Variable Life Account's Form N-6, File Number 33-3233, Post-Effective Amendment Number 35 on April 25, 2014, is hereby incorporated by reference.

    (o) Participation Agreement among Van Kampen Life Investment Trust, Van Kampen Funds, Inc., Van Kampen Asset Management, Inc., and Minnesota Life Insurance Company previously filed on April 29, 2003 as
         Exhibit 24(c)(8)(z) to Variable Annuity Account's Form N-4, File Number 333-91784, Post- Effective Amendment Number 2, is hereby incorporated by reference.

         (i) Amendment Number one to the Agreement between Van Kampen Asset Management, Inc. and Minnesota Life Insurance Company filed on December 20, 2006 as exhibit 24(c)(8)(s)(i) to Variable Annuity Account's Form N-4, File Number 333-136242, Pre-Effective Amendment Number 2, is hereby incorporated by reference.

         (ii) Amendment Number Two to Participation Agreement among Minnesota Life Insurance Company, Van Kampen Life Investment Trust, Van Kampen Funds, Inc. and Van Kampen Asset Management previously filed on April 27, 2010 as exhibit 26(h)(15)(iii) to Minnesota Life Variable Life Account's Form N-6, File Number 33-3233, Post-Effective Amendment Number 30, is hereby incorporated by reference.

    (p) Shareholder Information Agreement between Advantus Series Fund, Inc. and Minnesota Life Insurance Company, filed on April 20, 2007 as
         Exhibit 26(h)(l)(iv) to Registrant's Form N-6, File Number 33-85496, Post-Effective Amendment Number 17 is hereby incorporated by reference.

    (q) Rule 22c-2 Shareholder Information Agreement between Janus Capital Management, LLC, Janus Services LLC, Janus Distributors LLC, Janus Aspen Series and Minnesota Life Insurance Company, filed on April 20, 2007 as Exhibit 26(h)(2)(viii) to Registrant's Form N-6, File
         Number 33-85496, Post-Effective Amendment Number 17, is hereby incorporated by reference.

    (r) Shareholder Information Agreement among Ivy Funds Distributor, Inc., Waddell & Reed, Inc. and Minnesota Life Insurance Company, filed on April 20, 2007 as Exhibit 26(h)(5)(iii) to Registrant's Form N-6, File Number 33-85496, Post-Effective Amendment Number 17, is hereby incorporated by reference.

    (s) Intermediary Agreement Regarding Compliance with SEC Rule 22c-2 between AIM Investment Services, Inc. and Minnesota Life Insurance Company previously filed on September 6, 2007 as exhibit 24(c)(8)(s) to Variable Annuity Account's Form N-4, File Number 333-140230, Pre-Effective Amendment Number 1, is hereby incorporated by reference.

    (t) Shareholder Information Agreement between American Century Investment Services, Inc. and Minnesota Life Insurance Company previously filed on September 6, 2007 as exhibit 24(c)(8)(t) to Variable Annuity Account's Form N-4, File Number 333-140230, Pre-Effective Amendment Number 1, is hereby incorporated by reference.

    (u) Rule 22c-2 Agreement between Franklin Templeton Distributors, Inc. and Minnesota Life Insurance Company previously filed on September 6, 2007 as exhibit 24(c)(8)(u) to Variable Annuity Account's Form N-4, File Number 333-140230, Pre-Effective Amendment Number 1, is hereby incorporated by reference.

    (v) Rule 22c-2 Shareholder Information Agreement between MFS Fund Distributors, Inc. and Minnesota Life Insurance Company previously filed on September 6, 2007 as exhibit 24(c)(8)(v) to Variable Annuity Account's Form N-4, File Number 333-140230, Pre-Effective Amendment Number 1, is hereby incorporated by reference.

    (w) Shareholder Information Agreement Under Rule 22c-2 of the Investment Company Act of 1940 among OppenheimerFunds Services, OppenheimerFunds Distributor, Inc. and Minnesota Life Insurance Company previously filed on September 6, 2007 as exhibit 24(c)(8)(w) to Variable Annuity Account's Form N-4, File Number 333-140230, Pre-Effective Amendment Number 1, is hereby incorporated by reference.

    (x) Rule 22c-2 Agreement among Putnam Fiduciary Trust Company, Putnam Retail Management Limited Partnership and Minnesota Life Insurance Company previously filed on September 6, 2007 as exhibit 24(c)(8)(x) to Variable Annuity Account's Form N-4, File Number 333-140230, Pre-Effective Amendment Number 1, is hereby incorporated by reference.

    (y) Van Kampen Life Investment Trust Shareholder Information Agreement among Van Kampen Funds Inc., Van Kampen Life Investment Trust, and Minnesota Life Insurance Agreement previously filed on September 6, 2007 as exhibit 24(c)(8)(y) to Variable Annuity Account's Form N-4, File Number 333-140230, Pre-Effective Amendment Number 1, is hereby incorporated by reference.

    (z) Participation Agreement among Minnesota Life Insurance Company, Securian Financial Services, Inc., and AllianceBernstein Investments, Inc. , previously filed on October 4, 2007 as Exhibit 24(c)(8)(z) to Variable Annuity Account's Form N-4, File Number 333-136242, Post-Effective Amendment Number 3, is hereby incorporated by reference.

         (i) Amendment Number One to Participation Agreement among Minnesota Life Insurance Company, Securian Financial Services, Inc., AllianceBerstein L.P. and AllianceBernstein Investments, Inc. previously filed on

                 April 27, 2010 as exhibit 26(h)(21)(ii)to Minnesota Life Variable Life Account's Form N-6, File Number 33-3233, Post-Effective Amendment Number 30, is hereby incorporated by reference.

          (ii) Amendment Number Two to Participation Agreement among Minnesota Life Insurance Company, Securian Financial Services, Inc., AllianceBernstein L.P., and AllianceBernstein Investments, Inc., previously filed as Exhibit 26(h)(21)(iii) to Minnesota Life Variable Life Account's Form N-6, File Number 33-3233, Post Effective Amendment Number 34, on
                 April 24, 2013, is hereby incorporated by reference.

    (aa) Fund Participation Agreement among Minnesota Life Insurance Company, Financial Investors Variable Insurance Trust, Alps Advisers, Inc. and Alps Distributors, Inc. , previously filed on October 4, 2007 as
          Exhibit 24(c)(8)(z) to Variable Annuity Account's Form N-4, File Number 333-136242, Post-Effective Amendment Number 3, is hereby incorporated by reference.

          (i) Amendment Number One to the Participation Agreement among Minnesota Life Insurance Company, Financial Investors Variable Insurance Trust, ALPS Advisors, Inc. and ALPS Distributors, Inc. filed on February 25, 2010 as exhibit 24(b)(8)(aa)(i) to Variable Annuity Account's Form N-4, File Number 333-136242, Post- Effective Amendments 11 and 161 is hereby incorporated by reference.

          (ii) Amendment Number Two to Participation Agreement among Minnesota Life Insurance Company, Financial Investors Variable Insurance Trust, ALPS Advisors, Inc. and ALPS Distributors, Inc. previously filed on April 27, 2010 as exhibit 26(h)(18)(iii) to Minnesota Life Variable Life Account's Form N-6, File Number 33-3233, Post- Effective Amendment Number 30, is hereby incorporated by reference.

          (iii) Amendment Number Three to Participation Agreement among Minnesota Life Insurance Company, Financial Investors Variable Insurance Trust, ALPS Advisors, Inc. and ALPS Distributors, Inc., previously filed as Exhibit 26(h)(18)(iv) to Minnesota Life Variable Life Account's Form N-6, File Number 33-3233, Post-Effective Amendment Number 35 on
                 April 25, 2014, is hereby incorporated by reference.

          (iv) Amendment Number Four to Participation Agreement among Minnesota Life Insurance Company, Financial Investors Variable Insurance Trust, ALPS Advisors, Inc. and ALPS Distributors, Inc., previously filed as Exhibit 26(h) (l8)(v) to Minnesota Life Variable Life Account's Form N-6, File Number 33-3233, Post-Effective Amendment Number 35 on
                 April 25, 2014, is hereby incorporated by reference.

          (v) Amendment Number Five to Participation Agreement among Minnesota Life Insurance Company, Financial Investors Variable Insurance Trust, ALPS Advisors, Inc. and ALPS Distributors, Inc., previously filed as Exhibit 26(h)
                 (18)(vi) to Minnesota Life Variable Life Account's Form N-6, File Number 33-3233, Post-Effective Amendment Number 35 on April 25, 2014, is hereby incorporated by reference.

    (bb) Participation Agreement among The Universal Institutional Funds, Inc., Morgan Stanley Distribution, Inc., Morgan Stanley Investment Management Inc., and Minnesota Life Insurance Company , previously filed on October 4, 2007 as Exhibit 24(c)(8)(z) to Variable Annuity Account's Form N-4, File Number 333-136242, Post-Effective Amendment Number 3, is hereby incorporated by reference.

          (i) Amendment Number One to Participation Agreement among Minnesota Life Insurance Company, The Universal Institutional Funds, Inc., Morgan Stanley Distribution, Inc. and Morgan Stanley Investment

                 Management Inc. previously filed on April 27, 2010 as
                 exhibit 26(h)(17)(ii) to Minnesota Life Variable Life Account's Form N-6, File Number 33-3233, Post-Effective Amendment Number 30, is hereby incorporated by reference.

          (ii) Second Amendment to Participation Agreement among Minnesota Life Insurance Company, The Universal Institutional Funds, Inc., Morgan Stanley Distribution, Inc. and Morgan Stanley Investment Management Inc., previously filed on April 27, 2105 as exhibit 24(b)8(y)(ii) to Variable Annuity Account's Form N-4, File Number 333-182763, Post-Effective Amendment Numbers 10 and 246, is hereby incorporated by reference.

          (iii) Third Amendment to Participation Agreement among Minnesota Life Insurance Company, The Universal Institutional Funds, Inc., Morgan Stanley Distribution, Inc. and Morgan Stanley Investment Management Inc., previously filed on April 27, 2015 as exhibit 24(b)8(y)(iii) to Variable Annuity Account's Form N-4, File Number 333-182763, Post-Effective Amendment Numbers 10 and 246, is hereby incorporated by reference.

    (cc) Fund Participation Agreement among Neuberger Berman Advisers Management Trust, Neuberger Berman Management Inc. and Minnesota Life Insurance Company, previously filed on October 9, 2009 as
          Exhibit 24(c)(8)(cc) to Variable Annuity Account's Form N-4, File Number 333-136242, Post-Effective Amendment Number 8, is hereby incorporated by reference.

    (dd) Selling Agreement for Advisor Class Shares of PIMCO Variable Insurance Trust between Allianz Global Investors Distributors LLC and Minnesota Life Insurance Company previously filed on April 25, 2011 as exhibit 24(c)(8)(dd) to Variable Annuity Account's
          Form N-4, File Number 333-91784, Post-Effective Amendment Numbers 26 and 171, is hereby incorporated by reference.

          (i) Amendment to Selling Agreement between Minnesota Life Insurance Company, and PIMCO Investments LLC, previously filed as Exhibit 26(h)(22)(vi) to Minnesota Life Variable Life Account's Form N-6, File Number 33-3233, Post Effective Amendment Number 34, on April 24, 2013, is hereby incorporated by reference.

    (ee) PIMCO Services Agreement for Advisor Class Shares of PIMCO Variable Insurance Trust between Pacific Investment Management Company LLC and Minnesota Life Insurance Company previously filed on April 25, 2011 as exhibit 24(c)(8)(ee) to Variable Annuity Account's Form N-4, File Number 333-91784, Post-Effective Amendment Numbers 26 and 171, is hereby incorporated by reference.

          (i) Amendment No.1 to PIMCO Services Agreement for Advisor Class Shares of PIMCO Variable Insurance Trust Effective May 1, 2013, previously filed as Exhibit 26(h)(22)(vii) to Minnesota Life Variable Life Account's Form N-6, File Number 33-3233, Post Effective Amendment Number 34, on April 24, 2013, is hereby incorporated by reference.

    (ff) Participation Agreement among Minnesota Life Insurance Company, PIMCO Variable Insurance Trust and Allianz Global Investors Distributors LLC previously filed on April 25, 2011 as exhibit 24(c)(8)(ff) to Variable Annuity Account's Form N-4, File Number 333-91784, Post-Effective Amendment Numbers 26 and 171, is hereby incorporated by reference.

          (i) Termination, New Agreements and Amendments Relating to Intermediary Agreements for PIMCO Variable Insurance Trust among Allianz Global Investors Distributors LLC, PIMCO Investments LLC and Minnesota Life Insurance Company, previously filed as Exhibit 26(h)(22)(iv) to Minnesota Life Variable Life Account's Form N-6, File Number 33-3233, Post Effective Amendment Number 32, on April 27, 2012, is hereby incorporated by reference.

          (ii) Amendment to Participation Agreement among Minnesota Life Insurance Company, PIMCO Variable Insurance Trust, and PIMCO Investments LLC, previously filed as Exhibit 26(h)(22)(v) to Minnesota Life Variable Life Account's Form N-6, File Number 33-3233, Post Effective Amendment Number 34, on April 24, 2013, is hereby incorporated by reference.

          (iii) Second Amendment to the Participation Agreement by and among PIMCO Investments LLC, PIMCO Variable Insurance Trust, and Minnesota Life Insurance Company, previously filed on
                 April 27, 2015 as exhibit 26(h)(8)(viii) to Minnesota Life Individual Variable Universal Life Account's Form N-6, File Number 333-183590, Post-Effective Amendment Number 7, is hereby incorporated by reference.

    (gg) Participation Agreement by and between Goldman Sachs Variable Insurance Trust, Goldman, Sachs & Co., and Minnesota Life Insurance Company previously filed on April 25, 2011 as exhibit 24(c)(8)(gg) to Variable Annuity Account's Form N-4, File Number 333-91784, Post-Effective Amendment Numbers 26 and 171, is hereby incorporated by reference.

          (i) Amendment to Participation Agreement between Goldman Sachs Variable Insurance Trust and Minnesota Life Insurance Company previously filed as Exhibit 8(dd)(i) to Variable Annuity Account's Form N-4, File Number 811-4294, Post-Effective Number 193, on July 20, 2012, is hereby incorporated by reference.

          (ii) Second Amendment to Participation Agreement among Goldman Sachs Variable Insurance Trust, Goldman, Sachs & Co., and Minnesota Life Insurance Company, previously filed as Exhibit 26(h)(23)(v) to Minnesota Life Variable Life Account's Form N-6, File Number 33-3233, Post Effective Amendment Number 34, on April 24, 2013, is hereby incorporated by reference.

          (iii) Third Amendment to Participation Agreement among Goldman Sachs Variable Insurance Trust, Goldman, Sachs & Co., and Minnesota Life Insurance Company, previously filed as Exhibit 26(h)(23)(vi) to Minnesota Life Variable Life Account's Form N-6, File Number 33-3233, Post Effective Amendment Number 34, on April 24, 2013, is hereby incorporated by reference.

    (hh) Administrative Services Agreement between Goldman Sachs Asset Management, L.P. and Minnesota Life Insurance Company previously filed on April 25, 2011 as exhibit 24(c)(8)(hh) to Variable Annuity Account's Form N-4, File Number 333-91784, Post-Effective Amendment Numbers 26 and 171, is hereby incorporated by reference.

          (i) Amendment to Administrative Services Agreement Between Goldman Sachs Asset Management, L.P. and Minnesota Life Insurance Company, previously filed as Exhibit 26(h)(23)(vii) to Minnesota Life Variable Life Account's Form N-6, File Number 33-3233, Post Effective Amendment Number 34, on
                 April 24, 2013, is hereby incorporated by reference.

          (ii) Services Agreement between Goldman, Sachs & Co. and Minnesota Life Insurance Company. previously filed on April 25, 2011 as exhibit 24(c)(8)(ii) to Variable Annuity Account's Form N-4, File Number 333-91784, Post-Effective Amendment Numbers 26 and 171, is hereby incorporated by reference.

    (jj) Fund Participation and Service Agreement among Minnesota Life Insurance Company, American Funds Distributors, Inc., American Funds Service Company, Capital Research and Management Company, and American Funds Insurance Series previously filed on April 25, 2011 as exhibit 24(c)(8)(jj) to Variable Annuity Account's Form N-4, File Number 333-91784, Post-Effective Amendment Numbers 26 and 171, is hereby incorporated by reference.

          (i) Amendment No. 1 to Fund Participation and Service Agreement among Minnesota Life Insurance Company, American Funds Distributors, Inc., American Funds Service Company, Capital Research and Management Company, and American Funds Insurance Series, previously filed as Exhibit 26(h)(24)(iv) to Minnesota Life Variable Life Account's Form N-6, File Number 33-3233, Post-Effective Amendment Number 35 on April 25, 2014, is hereby incorporated by reference.

          (ii) Second Amendment to the Business Agreement by and among Minnesota Life Insurance Company, Securian Financial Services, Inc., American Funds Distributors, Inc., and Capital Research and Management Company, previously filed as
                Exhibit 26(h)(24)(v) to Minnesota Life Variable Life Account's Form N-6, File Number 33-3233, Post-Effective Amendment Number 36, on April 27, 2015, is hereby incorporated by reference.

    (kk) Business Agreement among Minnesota Life Insurance Company, Securian Financial Services, Inc., American Funds Distributors, Inc. and Capital Research and Management Company previously filed on April 25, 2011 as exhibit 24(c)(8)(kk) to Variable Annuity Account's Form N-4, File Number 333-91784, Post-Effective Amendment Numbers 26 and 171, is hereby incorporated by reference.

    (ll) American Funds Rule 22c-2 Agreement among American Funds Service Company and Minnesota Life Insurance Company previously filed on April 25, 2011 as exhibit 24(c)(8)(ll) to Variable Annuity Account's Form N-4, File Number 333-91784, Post-Effective Amendment Numbers 26 and 171, is hereby incorporated by reference.

    (mm) Distribution and Shareholder Services Agreement dated March 9, 2012 between Northern Lights Variable Trust and Minnesota Life Insurance Company, previously filed on April 27, 2012 as Exhibit 24(c)(8)(mm) to Variable Annuity Account's Form N-4, File Number 333-136242, Post-Effective Amendment Numbers 15 and 192, is hereby reference.

    (nn) Fund Participation Agreement dated March 12, 2012 among Northern Lights Variable Trust, Minnesota Life Insurance Company, Northern Lights Distributors, LLC and ValMark Advisers, Inc., previously filed on April 27, 2012 as Exhibit 24(c)(8)(nn) to Variable Annuity Account's Form N-4, File Number 333-136242, Post-Effective Amendment Numbers 15 and 192, is hereby incorporated by reference.

          (i) First Amendment to the Participation Agreement among Northern Lights Variable Trust, Northern Lights Distributors, LLC, Valmark Advisers, Inc., and Minnesota Life Insurance Company dated October 8, 2012, previously filed on April 25, 2014 as exhibit 24(c)(8) (kk)(i) to Variable Annuity Account's Form N-4, File Number 333-182763, Post-Effective Amendment Numbers 5 and 226,is hereby incorporated by reference.

          (ii) Second Amendment to the Participation Agreement among Northern Lights Variable Trust, Northern Lights Distributors, LLC, ValMark Advisers, Inc., and Minnesota Life Insurance Company dated March 12, 2012 as authorized November 5, 2013, previously filed on April 25, 2014 as exhibit 24(c)(8)(kk)(ii) to Variable Annuity Account's Form N-4, File Number 333-182763, Post-Effective Amendment Numbers 5 and 226, is hereby incorporated by reference.

    (oo) Participation Agreement among Minnesota Life Insurance Company, Legg Mason Partners Variable Equity Trust, Legg Mason Partners Fund Adviser, LLC and Legg Mason Investor Services, LLC., previously filed on April 27, 2015 as exhibit 24(b)8(mm) to

             Variable Annuity Account's Form N-4, File Number 333-182763, Post-Effective Amendment Numbers 10 and 246, is hereby incorporated by reference.

       (pp) Administrative Services Agreement between Minnesota Life Insurance Company and Legg Mason Investor Services, LLC. , previously filed on April 27, 2015 as exhibit 24(b)8(nn) to Variable Annuity Account's Form N-4, File Number 333-182763, Post-Effective Amendment Numbers 10 and 246, is hereby incorporated by reference.

  9.   Opinion and consent of Michael P. Boyle, Esq.

  10.  Consent of KPMG LLP.

  11.  Not applicable.

  12.  Not applicable.

  13.  Minnesota Life Insurance Company Power of Attorney to sign
       Registration Statements.

ITEM 25.  DIRECTORS AND OFFICERS OF THE MINNESOTA LIFE INSURANCE COMPANY


 NAME AND PRINCIPAL                     POSITION AND OFFICES
 BUSINESS ADDRESS                       WITH THE DEPOSITOR
 ------------------                     --------------------------------------

 Erich J. Axmacher                      Assistant General Counsel and Chief
 Minnesota Life Insurance Company       Privacy Officer
 400 Robert Street North
 St. Paul, MN 55101

 Barbara A. Baumann                     Vice President, Service and Operations
 Minnesota Life Insurance Company
 400 Robert Street North
 St. Paul, MN 55101

 Michael P. Boyle                       Second Vice President - Law
 Minnesota Life Insurance Company
 400 Robert Street North
 St. Paul, MN 55101

 Mary K. Brainerd                       Director
 1823 Park Avenue
 Mahtomedi, MN 55115

 Gary R. Christensen                    Director, Attorney-In-Fact, Senior
 Minnesota Life Insurance Company       Vice President, General Counsel and
 400 Robert Street North                Secretary
 St. Paul, MN 55101

 Susan L. Ebertz                        Vice President - Enterprise Benefits
 Minnesota Life Insurance Company       Distribution
 400 Robert Street North
 St. Paul, MN 55101

 Robert J. Ehren                        Seniors Vice President - Individual
 Minnesota Life Insurance Company       Market
 400 Robert Street North
 St. Paul, MN 55101

 Benjamin G.S. Fowke III                Director
 Chairman, President and CEO
 Xcel Energy, Inc.
 414 Nicollet Mall, 401-9
 Minneapolis, MN 55401

 Craig J. Frisvold                      Vice President - ILAD Operations
 Minnesota Life Insurance Company
 400 Robert Street North
 St. Paul, MN 55101

 Sara H. Gavin                          Director
 President, North America
 Weber Shandwick
 510 Marquette Ave
 13F
 Minneapolis, MN 55402

 Mark J. Geldernick                     Vice President and Chief Risk Officer
 Minnesota Life Insurance Company
 400 Robert Street North
 St. Paul, MN 55101

 Eric B. Goodman                        Director
 101 North 7th Street
 Suite 202
 Louisville, KY 40202

 Christopher M. Hilger                  Director, Chairman of the Board,
 Minnesota Life Insurance Company       President and CEO
 400 Robert Street North
 St. Paul, MN 55101

 John E. Hooley                         Director
 4623 McDonald Drive Overlook
 Stillwater, MN 55082

 Daniel H. Kruse                        Vice President & Actuary - ILAD
 Minnesota Life Insurance Company
 400 Robert Street North
 St. Paul, MN 55101

 David J. LePlavy                       Senior Vice President, Treasurer and
 Minnesota Life Insurance Company       Controller
 400 Robert Street North
 St. Paul, MN 55101

 Andrea L. Mack                         Second Vice President, Individual
 Minnesota Life Insurance Company       Product Solutions Group
 400 Robert Street North
 St. Paul, MN 55101

 Susan M. Munson-Regala                 Second Vice President and Actuary -
 Minnesota Life Insurance Company       Group Insurance
 400 Robert Street North
 St. Paul, MN 55101

 Kathleen L. Pinkett                    Senior Vice President - HR &
 Minnesota Life Insurance Company       Corporate Services
 400 Robert Street North
 St. Paul, MN 55101

 Daniel P. Preiner                      Second Vice President - CCO
 Minnesota Life Insurance Company
 400 Robert Street North
 St. Paul, MN 55101

 Trudy A. Rautio                        Director
 5000 France Avenue South
 #23
 Edina, MN 55410-2060

 Robert L. Senkler                      Director
 557 Portsmouth Court
 Naples, FL 34110

 Bruce P. Shay                          Director and Executive Vice President
 Minnesota Life Insurance Company
 400 Robert Street North
 St. Paul, MN 55101

 John A. Yaggy                          Second Vice President and Assistant
 Minnesota Life Insurance Company       Controller
 400 Robert Street North
 St. Paul, MN 55101

 Warren J. Zaccaro                      Director, Executive Vice President
 Minnesota Life Insurance Company       and Chief Financial Officer
 400 Robert Street North
 St. Paul, MN 55101


ITEM 26. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH THE DEPOSITOR OR REGISTRANT

Wholly-owned subsidiary of Minnesota Mutual Companies, Inc.:

    .  Securian Holding Company (Delaware)

Wholly-owned subsidiaries of Securian Holding Company:

    .  Robert Street Property Management, Inc.
    .  Securian Financial Group, Inc. (Delaware)

Wholly-owned subsidiaries of Securian Financial Group, Inc.:

    .  Lowertown Capital, LLC
    .  Minnesota Life Insurance Company
    .  OCHS, Inc.
    .  Securian Asset Management, Inc.
    .  Securian Casualty Company
    .  Securian Financial Services, Inc.
    . Securian Holding Company Canada, Inc. (British Columbia, Canada) . Securian Ventures, Inc.

Wholly-owned subsidiaries of Minnesota Life Insurance Company:

    .  Allied Solutions, LLC (Indiana)

    .  Marketview Properties, LLC
    .  Marketview Properties II, LLC
    .  Marketview Properties III, LLC
    .  Marketview Properties IV, LLC
    .  Oakleaf Service Corporation
    .  Securian AAM Holdings, LLC (Delaware)
    .  Securian Life Insurance Company

Majority-owned subsidiary of Securian AAM Holdings, LLC:

    .  Asset Allocation & Management Company, L.L.C. (Delaware)



Wholly-owned subsidiary of Securian Holdings Company Canada, Inc. (British Columbia, Canada):

    .  Securian Canada, Inc. (British Columbia, Canada)

Wholly owned subsidiary of Securian Canada, Inc. (British Columbia, Canada):

    .  Canadian Premier Life Insurance Company (Ontario, Canada)
    .  CRI Canada Ltd. (British Columbia, Canada)
    .  Legacy General Insurance Company (Ontario, Canada)
    .  Selient, Inc. (Ontario, Canada)

Open-end registered investment company offering shares to separate accounts of Minnesota Life Insurance Company and Securian Life Insurance Company:

    .  Securian Funds Trust

Majority-owned subsidiary of Securian Financial Group, Inc.:

    .  Securian Trust Company, N.A.

Fifty percent-owned subsidiary of Minnesota Life Insurance Company:

    .  CRI Securities, LLC

Unless indicated otherwise parenthetically, each of the above corporations is a Minnesota corporation.

ITEM 27.  NUMBER OF CONTRACT OWNERS


As of February 4, 2019 the number of holders of Securities of this class were as follows:



       TITLE OF CLASS          NUMBER OF RECORD HOLDERS
       --------------          ------------------------
 Variable Annuity Contracts-            3,554
      Multioption Extra


ITEM 28.  INDEMNIFICATION

The State of Minnesota has an indemnification statute (Minnesota Statutes 300.083), as amended, effective January 1, 1984, which requires indemnification of individuals only under the circumstances described by the statute. Expenses incurred in the defense of any action, including attorneys' fees, may be advanced to the individual after written request by the board of directors upon receiving an undertaking from the individual to repay any amount advanced unless it is ultimately determined that he or she is entitled to be indemnified by the corporation as authorized by the statute and after a determination that the facts then known to those making the determination would not preclude indemnification.

Indemnification is required for persons made a part to a proceeding by reason of their official capacity so long as they acted in good faith, received no improper personal benefit and have not been indemnified by another organization. In the case of a criminal proceeding, they must also have had no reasonable cause to believe the conduct was unlawful. In respect to other acts arising out of official capacity: (1) where the person is acting directly for the corporation there must be a reasonable belief by the person that his or her conduct was in the best interests of the corporation or, (2) where the person is serving another organization or plan at the request of the corporation, the person must have reasonably believed that his or her conduct was not opposed to the best interests of the corporation. In the case of persons not directors, officers or policy-making employees, determination of eligibility for indemnification may be made by a board-appointed committee of which a director is a member. For other employees, directors and officers, the determination of eligibility is made by the Board or a committee of the Board, special legal counsel, the shareholder of the corporation or pursuant to a judicial proceeding.

Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of Minnesota Life Insurance Company and Variable Annuity Account pursuant to the foregoing provisions, or otherwise, Minnesota Life Insurance Company and Variable Annuity Account have been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by Minnesota Life Insurance Company and Variable Annuity Account of expenses incurred or paid by a director, officer or controlling person of Minnesota Life Insurance Company and Variable Annuity Account in the successful defense of any action, suit or proceeding) is asserted by such director, officer of controlling person in connection with the securities being registered, Minnesota Life Insurance Company and Variable Annuity Account will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

ITEM 29.  PRINCIPAL UNDERWRITERS

          (a) Securian Financial Services, Inc. currently acts as the principal underwriter for the following investment companies:
               . Minnesota Life Individual Variable Universal Life Account . Minnesota Life Variable Life Account
               .  Minnesota Life Variable Universal Life Account
               .  Securian Life Variable Universal Life Account
               .  Variable Annuity Account
               .  Variable Fund D

    (b)  Directors and Officers of Securian Financial Services, Inc.:


                                        POSITIONS AND
 NAME AND PRINCIPAL                     OFFICES
 BUSINESS ADDRESS                       WITH UNDERWRITER
 ------------------                     -------------------------------------

 George I. Connolly                     President, Chief Executive Officer
 Securian Financial Services, Inc.      and Director
 400 Robert Street North
 St. Paul, MN 55101

 Gary R. Christensen                    Director
 Securian Financial Services, Inc.
 400 Robert Street North
 St. Paul, MN 55101

 Warren J. Zaccaro                      Director
 Securian Financial Services, Inc.
 400 Robert Street North
 St. Paul, MN 55101

 Jeffrey D. McGrath                     Vice President
 Securian Financial Services, Inc.
 400 Robert Street North
 St. Paul, MN 55101

 Kimberly F. Carpenter                  Senior Vice President - Chief
 Securian Financial Services, Inc.      Compliance Officer and Anti-Money
 400 Robert Street North                Laundering Compliance Officer
 St. Paul, MN 55101

 Kjirsten G. Zellmer                    Vice President, Strategy & Business
 Securian Financial Services, Inc.      Operations
 400 Robert Street North
 St. Paul, MN 55101

 Kristin M. Ferguson                    Vice President, Chief Financial
 Securian Financial Services, Inc.      Officer, Treasurer and Financial
 400 Robert Street North                Operations Principal
 St. Paul, MN 55101


    (c) All commissions and other compensation received by each principal underwriter, directly or indirectly, from the Registrant during the Registrant's last fiscal year:


  NAME OF    NET UNDERWRITING COMPENSATION ON
 PRINCIPAL    DISCOUNTS AND    REDEMPTION OR   BROKERAGE     OTHER
UNDERWRITER    COMMISSIONS     ANNUITIZATION  COMMISSIONS COMPENSATION
-----------  ---------------- --------------- ----------- ------------
Securian
  Financial,
  Services
  Inc.         $33,839,755          ---           ---         ---


ITEM 30.  LOCATION OF ACCOUNTS AND RECORDS

The accounts, books and other documents required to be maintained by Section 31(a) of the 1940 Act and the Rules promulgated thereunder are in the physical possession of Minnesota Life Insurance Company, St. Paul, Minnesota 55101-2098.

 ITEM 31.  MANAGEMENT SERVICES

 None.

 ITEM 32.  UNDERTAKINGS

      (a) Minnesota Life Insurance Company hereby represents that it will file a post-effective amendment to this registration statement as frequently as is necessary to ensure that the audited financial statements in the registration statement are never more than 16 months old for so long as payments under the variable annuity contracts may be accepted.

      (b) Minnesota Life Insurance Company hereby represents that it will include as part of the prospectus, a toll-free number and a written communication included within the prospectus, that allows an applicant to call or write to request a Statement of Additional Information.

      (c) Minnesota Life Insurance Company hereby represents that it will deliver any Statement of Additional Information and any financial statements required to be made available under this form promptly upon written or oral request.

      (d) Minnesota Life Insurance Company hereby represents that, as to the variable annuity contract which is the subject of this Registration Statement, the fees and charges deducted under the contract, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by Minnesota Life Insurance Company.

                                  SIGNATURES


As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant, Variable Annuity Account certifies that it meets the requirements of Securities Act Rule 485(b) for effectiveness of this Registration Statement and that it has caused this Registration Statement to be signed on its behalf by the undersigned, in the City of St. Paul and the State of Minnesota on the 26th day of April, 2019.


                                                VARIABLE ANNUITY ACCOUNT
                                                (Registrant)

                                           By:  MINNESOTA LIFE INSURANCE COMPANY
                                                (Depositor)

                                           By      /s/ Christopher M. Hilger
                                                --------------------------------
                                                     Christopher M. Hilger
                                                    Chairman of the Board,
                                                       President and CEO


As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Depositor, Minnesota Life Insurance Company certifies that it meets the requirements of Securities Act Rule 485(b) for effectiveness of this Registration Statement and that it has caused this Registration Statement to be signed on its behalf by the undersigned, in the City of Saint Paul, and the State of Minnesota, on the 26th day of April, 2019.


                                                MINNESOTA LIFE INSURANCE COMPANY

                                            By     /s/ Christopher M. Hilger
                                                --------------------------------
                                                     Christopher M. Hilger
                                                    Chairman of the Board,
                                                       President and CEO

As required by the Securities Act of 1933, this Registration Statement has been signed below by the following persons in their capacities with the Depositor and on the date indicated.


        SIGNATURE                TITLE                            DATE
        ---------                -----                            ----
/s/ Christopher M. Hilger        Chairman of the Board,      April 26, 2019
---------------------------      President and CEO
Christopher M. Hilger

*                                Director
---------------------------
Robert L. Senkler

*                                Director
---------------------------
Mary K. Brainerd

*                                Director
---------------------------
Gary R. Christensen

*                            Director
-------------------------
Sara H. Gavin

*                            Director
-------------------------
Eric B. Goodman

*                            Director
-------------------------
John H. Hooley

*                            Director
-------------------------
Trudy A. Rautio

*                            Director
-------------------------
Bruce P. Shay

*                            Director
-------------------------
Warren J. Zaccaro


/s/ Warren J. Zaccaro        Executive Vice President          April 26, 2019
-------------------------    and Chief Financial Officer
Warren J. Zaccaro            (chief financial officer)


/s/ Warren J. Zaccaro        Executive Vice President          April 26, 2019
-------------------------    and Chief Financial Officer
Warren J. Zaccaro            (chief accounting officer)

/s/ David J. LePlavy         Senior Vice President, Treasurer  April 26, 2019
-------------------------    and Controller (treasurer)
David J. LePlavy


/s/ Gary R. Christensen      Director, Attorney-in-Fact,       April 26, 2019
-------------------------    Senior Vice President,
Gary R. Christensen          General Counsel and Secretary



* Pursuant to power of attorney dated April 8, 2019, a copy of which is filed herewith.

                                 EXHIBIT INDEX


EXHIBIT NUMBER  DESCRIPTION OF EXHIBIT
--------------  ----------------------
4.(a).          The Flexible Payment Deferred Variable Annuity Contract, form ICC11-70203.

5.(a).          The Variable Annuity Application, form ICC17-70332.

9.              Opinion and consent of Michael P. Boyle, Esq.

10.             Consent of KPMG LLP.

13.             Minnesota Life Insurance Company Power of Attorney to sign
                Registration Statements.